UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

ANNUAL REPORT

December 31, 2011

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York) and Perspective Rewards (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

1 Corporate Way

Lansing, MI 48951

Toll Free: 1-800-873-5654

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com. Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

President’s Letter

Dear Fellow Investor,
Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2011, together with Management’s Discussion of Fund Performance for each of the Funds.

In 2011, United States equity markets experienced their most volatile year on record due to the combined effects of natural disasters in Japan and Thailand, global political upheaval, a worsening European debt crisis and the first ever downgrade of the U.S. credit rating. In August, the Dow Jones Industrial Average (“DJIA”) alternated between gains and losses of more than 400 points on four days for the first time in history and daily price swings in the S&P 500® Index averaged 2.2%, the most volatile since August 1932.

Even though volatility spiked significantly during the third quarter, the broader market finished the year almost exactly where it began, with the S&P 500 Index falling just 0.04 points or 0.03%. With reinvested dividends, the S&P 500 Index returned 2.11%. The DJIA delivered a stronger performance, with a gain of 5.53%, while the Nasdaq Composite Index underperformed the other two indices, with an annual loss of -1.80%. Although domestic markets struggled to post  gains in  2011, U.S. equities  outperformed  world markets,  as measured by the MSCI World Index, MSCI EAFE Index and the MSCI Emerging Markets Index which fell -7.61%, -12.14% and -18.42%, respectively.

Despite the downgrade by Standard & Poor’s in August, U.S. Treasuries were one of the best performing asset classes during 2011. Overall, U.S Treasuries returned 9.81% in 2011, as measured by the Barclays Capital U.S. Treasury Index, and Treasuries due in 10- to 20- years soared by 21.76%, as measured by the Barclays Capital U.S. 10-20 Years Index. U.S. investment grade corporate bonds returned an average of 7.84%, as measured by the Barclays Capital U.S. Aggregate Bond Index, while high yield bonds rose 4.98%, as measured by the Barclays Capital U.S. Corporate High-Yield Index.

In June, the U.S. Federal Reserve (the “Fed”) completed its $600 billion program of buying Treasuries to stimulate economic growth, in its second round of quantitative easing. However, to help calm investors and revive the U.S. housing market, the Fed announced a program in September, dubbed “Operation Twist”, which seeks to lower borrowing costs by replacing $400 billion in shorter term assets in its holdings with longer term debt. At the same time, the Fed pledged to keep the Federal Funds Rate target at the historically low range of 0.00% to 0.25% until mid 2013. As a result, the yield on the 10- year Treasury note fell from 3.30% at the beginning of the year to a record low of 1.72% in September and ended the year at 1.89%.

Economic growth in the U.S. nearly came to a standstill during the first quarter of 2011, but then rose steadily throughout the year. The nation’s gross domestic product (“GDP”) expanded at an annualized rate of only 0.4% in the first quarter, down from 2.3% during the fourth quarter of 2010. In the second and third quarters, GDP expanded at an annualized rate of 1.3% and 1.8%, respectively. Economists’ advanced estimate for GDP growth during the fourth quarter is 2.8%.

Although unemployment remained high during 2011, the unemployment rate improved throughout the year, in line with the strengthening economy. In January, the jobless rate fell to 9.1% from 9.4% in December 2010, and declined to 8.5% by the end of 2011, the lowest level since February 2009.

The extreme volatility that impacted equity markets during 2011 underscores the importance of seeking professional advice to establish an investment plan. A portfolio with broad diversification can help mitigate the impact of market volatility. Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide one of the widest selections of investments in the industry with 99 options, including access to alternative investments, disciplined strategies and asset allocation portfolios. During 2011, Jackson added five funds to its investment lineup: JNL/PPM America Floating Rate Income Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Mellon Capital Management Emerging Markets Index Fund available as direct investments and JNL/AQR Managed Futures Strategy Fund available through the Jackson Fund of Funds.

At Jackson, we provide you with the freedom to choose the investment options necessary to achieve your financial goals. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL American Funds Capital Research and Management Company

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds Blue Chip Income and Growth Fund under-performed its benchmark by posting a return of -1.25% for Class A shares compared to 2.11% for the S&P 500 Index.

The Fund seeks both income and capital appreciation through exclusive investment in the American Funds Insurance Series - Blue Chip Income and

Growth Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and port-folio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Bond Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds Global Bond Fund underperformed its benchmark by posting a return of 4.32% for Class A shares compared to 5.64% for the Barclays Capital Global Aggregate Bond Index.

The Fund seeks a high level of total return through exclusive investment in the American Funds Insurance Series – Global Bond Fund Class 1 (“Master

Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds Global Small Capitalization Fund underperformed its benchmark by posting a return of -19.43% for Class A shares compared to -11.30% for the MSCI All Country World Small Cap Index.

The Fund seeks growth of capital over time through exclusive investment in the American Funds Insurance Series – Global Small Capitalization Fund

Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds Growth-Income Fund underperformed its benchmark by posting a return of -2.30% for Class A shares compared to 2.11% for the S&P 500 Index.

The Fund seeks long term growth of capital and income through exclusive investment in the American Funds Insurance Series – Growth-Income

Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds International Fund underperformed its benchmark by posting a return of -14.38% for Class A shares compared to -13.71% for the MSCI All Country World ex-USA Index.

The Fund seeks long term growth of capital through exclusive investment in the American Funds Insurance Series – International Fund Class 1

(“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Portfolio Manager Commentary:   For the year ended December 31, 2011, the JNL/American Funds New World Fund underperformed one of its benchmarks by posting a return of -14.30% for Class A shares compared to -7.34% for the MSCI All Country World Index and outperformed its other benchmark, the MSCI Emerging Markets Index, which returned -18.42%.

The Fund seeks long term capital appreciation through exclusive investment in the American Funds Insurance Series – New World Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL American Funds (continued) Capital Research and Management Company

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL American Funds (continued) Capital Research and Management Company

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Institutional Funds Jackson National Asset Management, LLC

Market Summary:   Concerns in Europe regarding the debt crisis and recessionary pressures ebbed and flowed throughout 2011 and were a primary influence on U.S. stock prices. Solid returns into the month of April were erased with a better than 19% decline in the S&P 500 Index by early October. Only a strong rally in the last quarter helped U.S. stocks record a modest positive gain for the year. The defining quarter for various market segments was during the third quarter when volatility spiked and smaller stocks fell about 8% more than the decline in big cap stocks. The strongest returns were focused in the more defensive sectors like utilities, consumer staples and health care with the weakest returns in the more economically sensitive areas of industrials, materials and financials.

The U.S. fixed income market was dominated by near double digit strength in the Treasury bond market as global investors prioritized their desire for safety against the European debt crisis backdrop. The U.S. Treasury inflation protected securities (“TIPS”) sector was a standout climbing 13.56%, as measured by the Barclays Capital U.S. TIPS Index, for the year helped by the demand for Treasuries and elevated inflation levels. Other investment grade bonds performed well, especially those with longer maturities. High yield bonds of lower quality were positive for the year up 4.98%, as measured by the Barclays Capital High Yield Corporate Bond Index, but lagged their investment grade counterparts.

The European debt issues were most pronounced in the international equity markets returns. The developed market MSCI EAFE Index was off -12.14% for the year with MSCI Emerging Markets Index down an even deeper -18.42%. The strength in the safe haven U.S Dollar currency during the second half of 2011 was a detractor of international equity returns for U.S. based investors.

JNL Institutional Alt Funds

Portfolio Manager Commentary:   The investment objective of the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund (collectively the “JNL Alt Funds”) is long term growth of capital and income. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust and the JNL Variable Fund, LLC. Each Fund has a target percentage allocation among the underlying funds that are categorized as investing in traditional asset classes and non-traditional asset classes. At December 31, 2011, the underlying funds available for investing in traditional asset classes were: JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/WMC Money Market Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund,

JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund and JNL/Mellon Capital Management NYSE® International 25 Fund. At December 31, 2011, the underlying funds available for investing in non-traditional asset classes were: JNL/AQR Managed Futures Strategy Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Invesco Global Real Estate Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Ivy Asset Strategy Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund and JNL/Red Rocks Listed Private Equity Fund.

Fund changes implemented during 2011 for in the JNL Alt Funds were as follows: In April, JNL/WMC Money Market Fund was made available for investing in the traditional asset class and JNL/PPM America Floating Rate Income Fund was made available for investing in the non-traditional asset class. In August, JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund were made available for investing in the non-traditional asset class. Also in August, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund were moved from the non-traditional asset class to the traditional asset class. In December, JNL/Franklin Templeton Global Multisector Bond Fund was made available for investing in the traditional asset class and JNL/Brookfield Global Infrastructure Fund was made available for investing in the non-traditional asset class.

JNL Institutional Alt 20 Fund: For the year ended December 31, 2011, the JNL Institutional Alt 20 Fund underperformed one of its benchmarks by posting a return of -2.57% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the MSCI All Country World Index, which returned -7.34%. The Fund underperformed the -1.14% return of its blended benchmark which is comprised of 60% MSCI All Country World Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Fund allocates approximately 80% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities and 5% to 15% in international securities. In addition, the Fund allocates approximately 20% to underlying funds that invest primarily in non-traditional asset classes.

JNL Institutional Alt 35 Fund: For the year ended December 31, 2011, the JNL Institutional Alt 35 Fund underperformed one of its benchmarks by posting a return of -3.81% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the MSCI All Country World Index, which returned -7.34%. The Fund underperformed the -2.67% return of its blended benchmark which is comprised of 70% MSCI All Country World Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Fund allocates approximately 65% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities and 5% to 15% in international securities. In addition, the Fund allocates approximately 35% to underlying funds that invest primarily in the non-traditional asset classes.

JNL Institutional Alt 50 Fund: For the year ended December 31, 2011, the JNL Institutional Alt 50 Fund underperformed one of its benchmarks by posting a return of -4.63% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the MSCI All Country World Index, which returned -7.34%. The Fund underperformed the -3.45% return of its blended benchmark which is comprised of 75% MSCI All Country World Index and 25% Barclays Capital U.S. Aggregate Bond Index. The Fund allocates approximately 50% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities and 0% to 10% in international securities. In addition, the Fund allocates approximately 50% to underlying funds that invest primarily in non-traditional asset classes.

JNL Institutional Funds (continued) Jackson National Asset Management, LLC

JNL Institutional Alt 65 Fund:   For the year ended December 31, 2011, the JNL Institutional Alt 65 Fund underperformed one of its benchmarks by posting a return of -5.43% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the MSCI All Country World Index, which returned -7.34%. The Fund underperformed the -4.22% return of its blended benchmark which is comprised of 80% MSCI All Country World Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund allocates approximately 35% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities and 0% to 10% in international securities. In addition, the Fund allocates approximately 65% to underlying funds that invest primarily in non-traditional asset classes.

For the year, the JNL Alt Funds lagged their blended benchmarks, adversely impacted in the volatile third quarter when the largest and safest U.S. asset classes outpaced the more diverse asset classes and strategies in the Funds.

The strongest returns for the year within the Funds were the U.S. fixed income investments. JNL/PIMCO Real Return Fund was up 11.71% and the JNL/Mellon Capital Management Bond Index Fund gained 7.15%. Only four other underlying funds recorded positive returns for the year.

The -22.98% decline in JNL/Mellon Capital Management Value Line 30 Fund and negative returns of -17.97% in JNL/Red Rocks Listed Private Equity Fund and -17.75% in JNL/Lazard Emerging Markets Fund were meaningful detractors for the year. The volatile markets and lack of an identifiable trend for a number of asset classes likely weighed on the non-traditional strategies in the Funds, all but one of which recorded negative returns for the year.

In the first quarter, JNL/Ivy Asset Strategy Fund was added to the Alt Funds, seeking a tactical component to Fund holdings. Additional adjustments were made with intentions to reduce potential volatility following strong equity market returns. Target allocations were increased to JNL/Mellon Capital Management Global Alpha Fund and decreased for JNL/Red Rocks Listed Private Equity Fund and JNL/BlackRock Commodity Securities Fund. In the third quarter, JNL/AQR Managed Futures Fund was added using proceeds mostly from JNL/Mellon Capital Management Bond Index Fund as well as other non-traditional asset class and strategy Funds. In the fourth quarter, JNL/Brookfield Global Infrastructure Fund was added seeking benefits from investments focused on the management of resources like water, energy and transportation, both in the U.S. and abroad.

JNL Institutional Alt 20 Fund (Class A)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Institutional Funds (continued) Jackson National Asset Management, LLC

JNL Institutional Alt 50 Fund (Class A)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Disciplined Funds (formerly, JNL/S&P Disciplined Funds)
Jackson National Asset Management, LLC

Market Summary: The domestic equity market was characterized by persistent volatility and an overall flight to quality that benefited high quality, large cap stocks. Despite surprisingly strong corporate earnings and healthier balance sheets, the market was largely driven by macroeconomic factors such as the Eurozone debt crisis. Riskier asset classes including mid cap and small cap both underperformed, returning -1.55% and -4.18%, respectively for the year as measured by the Russell Midcap Index and the Russell 2000 Index, respectively. The S&P 500 Index returned 2.11%, while the utility sector was the strongest sector of the index, returning 19.91% for the year. Due to strong earnings growth, growth stocks outperformed in the S&P 500 Index by 53 basis points (“bps”).

Interest rates continued to fall as a flight to quality and central bank intervention pushed bonds to their strongest year since 2002. Despite already low interest rates and a downgrade of U.S. debt by Standard & Poor’s, bonds significantly outperformed stocks for the year. Due to a strengthening U.S. Dollar and increased risk aversion, domestic bonds outperformed global bonds by 220 bps. In Europe, fears of a default pushed Greek bond yields to all time highs, while contagion spread to Europe’s weaker periphery countries, including Italy and Spain. Although they underperformed government bonds, corporate bonds posted strong performance for the year due to lower interest rates and strong earnings.

The investment environment worsened appreciably as markets almost everywhere fell in response to not just the withering economic rebound in the West, but also the persistent irresoluteness among Eurozone leaders over re-capitalizing the European Financial Stability Facility in an effort to restore some stability to the Greek debt crisis. Unpromising macroeconomic developments underlined much accepted disbelief in the sustainability of the tenuous Western European and North American recoveries. Confirmation of progressively decelerating economic growth in Asia and Latin America also contributed to the gloomy atmosphere, besieging equity markets globally. In addition to this, continued indecision among European Monetary Union heads of state and growing opposition to furnishing additional financial assistance to Greece intensified investor dismay, heightened fears of default in the Eurozone periphery and increased the risk of similar investor sentiment spreading to Italy and France, which was evident in both widening spot and credit default swap spreads.

JNL Disciplined Funds (formerly, JNL/S&P Disciplined Funds)

Portfolio Manager Commentary: The investment objective for the JNL Disciplined Moderate Fund is to seek growth of capital. Current income is a secondary objective. The investment objective for the JNL Disciplined Moderate Growth Fund is to seek capital growth and current income. The investment objective for the JNL Disciplined Growth Fund is capital growth.

Each Fund seeks to achieve its investment objective by investing in Class A shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of the JNL Series Trust, JNL Variable Fund LLC and JNL Investor Series Trust.

JNL Disciplined Moderate Fund (formerly, JNL/S&P Disciplined Moderate Fund): For the year ended December 31, 2011, the JNL Disciplined Moderate Fund posted a return of 0.72% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index. The return for the MSCI All Country World ex U.S. Index was -13.71%.

For the period January 1 to August 28, 2011, the Fund was sub-advised by Standard & Poor’s Investment Advisory Services LLC. During this period, the Fund posted a return of -2.54% compared to -5.21% for the S&P 500 Index and 5.81% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund underperformed its blended composite index comprised of 40% Russell 3000 Index, 20% MSCI All Country World ex U.S. Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Bank of America Merrill Lynch 3M U.S. Treasury Note Index, which returned -1.05%.

The primary fixed income contributors to performance relative to the Bar-clays Capital U.S. Aggregate Bond Index were allocations to JNL/PIMCO Real Return Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund. The top equity detractors from performance relative the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Small Cap Index Fund. The chief detractors from performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/T. Rowe Price Short-Term Bond Fund and JNL/PPM America Floating Rate Income Fund.

In March 2011, the underlying funds in the fixed income allocations changed significantly by first liquidating JNL/Mellon Capital Management Bond Index Fund and then initiating positions in several fixed income funds to seek to enhance diversification in the asset class.

Effective August 29, 2011 Jackson National Asset Management, LLC (“JNAM”) assumed management responsibility of the Fund. Allocations to underlying funds for both fixed income and equity changed considerably after JNAM took over the responsibility of managing the Fund. During this period, the Fund posted a return of 3.34% compared to 7.73% for the S&P 500 Index, -3.21% for the MSCI All Country ex U.S. Index and 1.92% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund outperformed its blended composite index comprised of 40% Russell 3000 Index, 20% MSCI All Country World ex U.S. Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Bank of America Merrill Lynch 3M U.S. Treasury Note Index, which returned 3.10%.

The Fund’s performance was helped by a tactical overweight to the fixed income asset class. The international equity market underperformed the domestic market by a significant margin, which contributed negatively towards the Fund’s absolute performance. The leading equity contributors to performance during this period were JNL/S&P Competitive Advantage Fund and JNL/S&P Dividend Income & Growth Fund. Among the fixed income funds contributing to performance were JNL/PPM America High Yield Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund. On the equity side, the main detractor from the performance was JNL/Mellon Capital Management Emerging Markets Index Fund. JNL/Goldman Sachs Emerging Markets Debt Fund was the top detractor among fixed income funds.

JNL Disciplined Funds (continued)
Jackson National Asset Management LLC

JNL Disciplined Moderate Growth Fund (formerly, JNL/S&P Disciplined Moderate Growth Fund): For the year ended December 31, 2011, the JNL Disciplined Moderate Growth Fund posted a return of -0.86% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index. The return for the MSCI All Country World ex U.S Index was -13.71%.

For the period January 1 to August 28, 2011, the Fund was sub-advised by Standard & Poor’s Investment Advisory Services LLC. During this period, the Fund posted a return of -4.29% compared to -5.21% for the S&P 500 Index and 5.81% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund underperformed its blended composite index comprised of 50% Russell 3000 Index, 30% MSCI All Country World ex U.S. Index and 20% Barclays Capital U.S. Aggregate Bond Index, which returned -3.26%.

The leading equity contributors to performance relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Oil & Gas Sector Fund. The primary fixed income contributors from performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/PIMCO Real Return Fund and JNL/Goldman Sachs Emerging Markets Debt Fund. The top equity detractors from performance relative the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Small Cap Index Fund. The chief detractor from performance relative to the Barclays Capital U.S. Aggregate Bond Index was an allocation to JNL/PIMCO Total Return Bond Fund.

In March 2011, the underlying funds in the fixed income allocations changed significantly by first liquidating JNL/Mellon Capital Management Bond Index Fund and then initiating positions in several fixed income funds to seek to enhance diversification in the asset class.

Effective August 29, 2011 JNAM assumed management responsibility of the Fund. Allocations to underlying funds for both fixed income and equity changed considerably after JNAM took over the responsibility of managing the Fund. During this period, the Fund posted a return of 3.58% compared to 7.73% for the S&P 500 Index, -3.21% for the MSCI All Country ex U.S. index and 1.92% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund outperformed its blended composite index comprised of 50% Russell 3000 Index, 30% MSCI All Country World ex U.S. Index and 20% Barclays Capital U.S. Aggregate Bond Index, which returned 3.24%.

The Fund’s performance was helped by a tactical overweight to the fixed income asset class. The international equity market underperformed the domestic market by a significant margin, which contributed negatively towards the Fund’s absolute performance. The leading equity contributors to performance during the period were JNL/S&P Competitive Advantage Fund and JNL/S&P Dividend Income & Growth Fund. Among the fixed income funds contributing to performance was JNL/PPM America High Yield Bond Fund. On the equity side, the main detractor from the performance was JNL/Mellon Capital Management Emerging Markets Index Fund. JNL/Goldman Sachs Emerging Markets Debt Fund was the top detractor among fixed income funds.

JNL Disciplined Growth Fund (formerly, JNL/S&P Disciplined Growth Fund): For the year ended December 31, 2011, the JNL Disciplined Growth Fund posted a return of -3.14% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index. The return for the MSCI All Country World ex U.S. Index was -13.71%.

For the period January 1 to August 28, 2011, the Fund was sub-advised by Standard & Poor’s Investment Advisory Services LLC. During this period, the Fund posted a return of -6.34% compared to -5.21% for the S&P 500 Index and 5.81% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund underperformed its blended composite index comprised of 55% Russell 3000 Index, 35% MSCI All Country World ex U.S. Index and 10% Barclays Capital U.S. Aggregate Bond Index, which returned -4.37%.

The leading equity contributors to performance relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Oil & Gas Sector Fund. The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/PIMCO Real Return Fund and JNL/Goldman Sachs Emerging Markets Debt Fund. The top equity detractors from performance relative the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Small Cap Index Fund. The chief detractor from performance relative to the Barclays Capital U.S. Aggregate Bond Index was an allocation to JNL/PPM America High Yield Bond Fund.

In March 2011, the underlying funds in the fixed income allocations changed significantly by first liquidating JNL/Mellon Capital Management Bond Index Fund and then initiating positions in several fixed income funds to seek to enhance diversification in the asset class.

Effective August 29, 2011 JNAM assumed management responsibility of the Fund. Allocations to underlying funds for both fixed income and equity changed considerably after JNAM took over the responsibility of managing the Fund. During this period, the Fund posted a return of 3.41% compared to 7.73% for the S&P 500 Index, -3.21% for the MSCI All Country ex U.S. index and 1.92% for the Barclays Capital U.S. Aggregate Bond Index. During this period, the Fund outperformed its blended composite index comprised of 55% Russell 3000 Index, 35% MSCI All Country World ex U.S. Index and 10% Barclays Capital U.S. Aggregate Bond Index, which returned 3.24%.

The Fund’s performance was helped by a tactical overweight to the fixed income asset class. The international equity market underperformed the domestic market by a significant margin, which contributed negatively towards the Fund’s absolute performance. The leading equity contributors to performance during the period were JNL/S&P Competitive Advantage Fund and JNL/S&P Dividend Income & Growth Fund. Among the fixed income funds contributing to performance was JNL/PPM America High Yield Bond Fund. On the equity side, the main detractor from performance was JNL/Mellon Capital Management Emerging Markets Index Fund. JNL/Goldman Sachs Emerging Markets Debt Fund was the top detractor among fixed income funds.

JNL Disciplined Funds (continued)
Jackson National Asset Management LLC

JNL Disciplined Moderate Fund (Class A)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL AQR Fund
AQR Capital Management, LLC

Market Summary: Since the Fund launched in late August, U.S. macro data and European sovereign concerns have dictated much of market performance. Constructive market sentiment and a surprisingly positive news flow in the U.S. helped drive performance in the equity markets over the period. A combination of coordinated central bank actions in November and European Central Banks (“ECB”) liquidity easing in December helped carry markets to gains for the period. U.S. equity indices were among the top performers worldwide precisely because of the encouraging turnaround in the economy’s evolution during the last part of 2011. ECB action had similar effects in the fixed income markets as bonds experienced another quarter of positive performance. Both the Reserve Bank of Australia (“RBA”) and ECB cut policy rates by 50 basis points (“bps”) over the 4th quarter.

Further economic weakness and a repricing of monetary policy expectations helped sustain the bond rally. The European debt crisis continues to foster a favorable environment for government bonds – especially UK Gilts and U.S. Treasuries. German Bunds have generally rallied on poor sovereign news, but yields spiked in November following poor demand at a 10-year Bund auction. Overall, we believe 2011 highlights the importance of Fund construction, emphasizing diversification across asset classes as well as diversification across signals. For example, gains in fixed income offset losses in other asset classes, and short term momentum losses were mitigated by giving weight to longer term signals. While it was a tough period for trend following, we remain optimistic about the strategy going forward.

JNL/AQR Managed Futures Strategy Fund

Sector Weightings*:

Short Term Investments **	100.0%
Total Investments	100.0%

*Total Investments at December 31, 2011

** In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the period August 29, 2011 through December 31, 2011, the JNL/AQR Managed Futures Strategy Fund underperformed its benchmark by posting a return of -5.40% for Class A shares compared to 0.00% for the BofA Merrill Lynch 3 Month Treasury Bill Index.

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures related instruments. The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures related instruments and forward contracts currently across currencies, fixed income and equities.

For the fixed income objective, the Fund entered the quarter long all global bond futures and interest rate futures and saw positive returns of +1.4%. The fourth quarter saw aggressive monetary policy actions to combat a lackluster global economy. As mentioned above, both the RBA and ECB cut rates by 50 bps, with increasingly dovish tones. Due to more accommodative monetary policies globally, bonds rallied strongly at the end of the year, as did interest rate futures. The Fund benefited from the bond rally, and ended the year with strong long bond and interest rate future positions.

For the equity objective, investments in equity related futures detracted -3.5% from the Fund over the period. Equity markets rallied strongly in October on optimism about the recovery, but were very choppy to the end the year as uncertainty surrounding the state of the recovery and the outcome of the European sovereign debt crisis weighed on markets. The Fund entered the quarter short most developed and emerging equity markets. The largest specific losses were in the UK, the Netherlands and Australia, which all rallied over the quarter. But more generally, the choppiness that characterized most equity markets over 2011 made it difficult for trend following to perform well. The Fund ended the year with a mix of longs and shorts – short Japan, Australia and Canada, but long U.S. indices, Switzerland and the Netherlands.

Trend following in the currency markets cost the Fund -2.9% over the period. In the currency markets, the Fund’s largest positions at inception were long Japanese Yen and New Zealand Dollar, and short Euro, British Pound, Canadian Dollar and Australian Dollar. The Fund benefited from its short Euro position as sovereign concerns weakened the Euro. The Fund also benefitted from switching to short the New Zealand Dollar, as it weakened in November and December. Currency gains were offset by losses in the Norwegian Kroner which weakened and the long New Zealand Dollar positions in September. Whipsaws in the Swedish Kroner also caused losses in the Fund. The Fund ended the quarter still short the Euro, and long Australian Dollar, British Pound, U.S. Dollar and Swedish Kroner.

Total Return

for Class A Shares

Since Inception                     -5.40%

(Inception date August 29, 2011)

Total Return

for Class B Shares

Since Inception                     -5.30%

(Inception date August 29, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges

JNL BlackRock Funds
BlackRock Investment Management, LLC

Market Summary: In a year in which volatility prevailed, defensive sectors, including utilities, consumer staples and health care outperformed, however cyclical themes played out better in the fourth quarter as demonstrated by strong returns in energy, materials, industrials and consumer discretionary. Last year, the S&P 500 Index closed up or down 2% in 35 days, up from 22 in 2010. To put this heightened volatility in perspective, 2% moves in the S&P 500 Index were absent in the year 2005 and occurred only twice in 2006. In summary, the broad S&P 500 Index was up over 8% in late April, down nearly 13% at its 2011 nadir in early October, and finished at 2.11% for the year after a remarkable bounce in the fourth quarter.

The Eurozone crisis remained a source of risk in markets, and contributed to extreme volatility, despite policy progress. The lack of a solution drove volatility and ultimately sent European credit spreads and sovereign yield levels higher. However, medium to long term global yields in the perceived safe haven markets such as the U.S., Germany, UK, Japan and Canada fell quarter over quarter while European peripheral and global emerging market yields moved higher. Risk assets in the U.S. also rose in spite of the European crisis, as the returns of both the Barclays Capital U.S. High Yield Index and S&P 500 Index were meaningfully higher in the fourth quarter than they were for the year as a whole.

The Eurozone debt crisis continued to dampen the appetite for risk assets globally, and European equities struggled in 2011. This was despite positive returns in the fourth quarter. The odds of recession in Europe increased significantly over the past few months, with a high probability that one is already underway. Emerging markets equities and currencies sold off in 2011 amid broad based aversion to risk assets. Emerging market indices recouped part of their severe losses from the third quarter, but still finished the year with negative returns and underperformed their developed market counterparts.

For commodities markets, 2011 was marked by periods of unusually high volatility in conjunction with major macro developments across the globe. The first quarter was very strong for the energy market. Oil related stocks led equity markets on the back of higher commodity prices. In particular, crude oil prices contributed to this trend as prices rose above $100/bbl on supply concerns surrounding Middle East and African production. The end of the first quarter marked the beginning of a pullback in the energy market after three consecutive quarters of gains. Macroeconomic concerns weighed on both equity and physical commodity markets, and investors’ risk off sentiment contributed to a broad pullback in cyclical sectors like energy and materials. Crude oil prices had the most visible impact on the economic picture, but other physical commodities like silver, copper and iron ore also came under pressure, especially given growing concerns about the prospect of economic growth in China. Macroeconomic concerns escalated in the third quarter as ongoing economic and political uncertainty in both Europe and the U.S. weighed heavily on global financial markets in conjunction with concerns relating to slowing growth in China. Non-precious metal commodities came under significant selling pressure. Crude oil declined by -18.29% and copper by -26.81%. By contrast, the month of October represented a strong rebound for the energy markets, and stocks that had been punished most heavily in the third quarter made a strong comeback. As 2011 came to a close, markets were mixed, highlighting the trend of uncertainty and concerns about the sustainability of world economic growth.

JNL/BlackRock Commodity Securities Fund

Sector Weightings*:

Energy	61.7%
Materials	8.3
Commodity Indexed Structured	7.4
Notes**
Short Term Investments**	22.6
Total Investments	100.0%

*Total Investments at December 31, 2011

**The Fund invests 25% of its portfolio in commodity indexed structured notes and short term investments to gain exposure to the Dow Jones-UBS Commodity Index.

Portfolio Manager Commentary: For the year ended December 31, 2011, the Fund underperformed one of its benchmarks by posting a return of -7.37% for Class A shares compared to -3.01% for the MSCI Natural Resources Index and outperformed its other benchmark, the Dow Jones-UBS Commodity Index, which returned -13.32%.

The Fund offers a unique way to provide exposure to the energy and natural resources sectors by combining physical commodity exposure through investments in commodity linked notes with investments in energy and natural resource stocks. The Fund’s investments in commodity linked notes contain a return component that is based on the movement of commodity indices. The Fund’s exposure to commodity linked notes may be greater than the value of these investments.

    In the equity segment of the Fund, the Fund’s positioning in metals and mining proved to be the largest area of outperformance relative to the benchmark MSCI Natural Resources Index in 2011. While the Fund’s exposure to precious metals was flat on a relative basis, a large underweight to diversified and base metals proved to be a large positive factor for performance as names like Rio Tinto Ltd., BHP Billiton Ltd. and Freeport McMoRan Copper & Gold Inc. all declined more than 20% over the course of the year on volatile commodity pricing.

    Detracting from performance for the year was an underweight in the integrated oil & gas sub-industry, which was among one of the few areas of the energy sector that performed relatively well, along with the lower beta, oil & gas storage & transportation. Within integrated oil & gas, though one of the Fund’s largest positions on an absolute basis, an underweight position relative to the benchmark index in Exxon Mobil Corp. was the largest detractor on an individual stock basis for 2011. A lack of ownership in other major integrated oil & gas names such as Royal Dutch Shell Plc and Chevron Corp., also detracted from equity returns. We continue to focus the Fund on oil groups and names, with the largest over-weights in the oil & gas exploration & production and equipment & services groups. The Fund’s largest underweight remains in the integrated oil & gas group, largely as a result of actively avoiding gas related names. The Fund holds a significant underweight to metals and mining, particularly in the diversified metals & mining sub group.

    Looking to the commodity segment of the Fund, the Dow Jones UBS Commodity Index fell -13.32% in 2011. Commodities had a challenging year as capital markets were undermined by debt crises and lowered global growth prospects. Industrial metals were down -24.27% as the sector’s link to cyclical end uses exposed it to the weakening in macroeconomic fundamentals. The energy complex fell -16.01%, mainly due to plummeting natural gas prices as a result of record production from shale technology in the US. Grains and soft commodities dropped -14.46% and -14.02% as crop yields recovered on improving weather conditions in key exporting countries. Livestock was lower by -2.36% as ranchers slaughtered stock sooner than anticipated in an attempt to preserve profit margins in light of high feed prices. Precious metals, the only positively performing segment, rallied 4.50% as investors sought out safe haven assets on continuing debt turmoil in Europe and currency devaluation. This year’s top performing commodity was unleaded gasoline, which moved up 14.45%, and the laggard was natural gas, which declined -47.13%.

JNL BlackRock Funds (continued)
BlackRock Investment Management, LLC

JNL/BlackRock Global Allocation Fund

Sector Weightings*:

Government Securities	15.3%
Energy	9.7
Financials	9.4
Information Technology	8.3
Health Care	7.1
Materials	6.6
Industrials	5.5
Telecommunication Services	4.7
Consumer Discretionary	3.9
Consumer Staples	3.8
Utilities	2.8
Purchased Options	0.1
Non-U.S. Government Agency ABS	0.1
Investment Companies	2.0
Short Term Investments	20.7
Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Black-Rock Global Allocation Fund underperformed some of its benchmarks by posting a return of -3.82% for Class A shares compared to 9.21% for the BofA Merrill Lynch Current 5-year U.S. Treasury Index, 5.17% for the Citigroup Non-U.S. Dollar World Government Bond Index and 2.11% for the S&P 500 Index. The Fund outperformed its other benchmarks, the Financial Times Stock Exchange (“FTSE”) World Index, which returned -6.48%, and the FTSE World ex-U.S. Index, which returned -12.86%.

    Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio (“Master Fund”), a series of BlackRock Series Fund, Inc. Effective August 27, 2011, the Fund transitioned to a Sub-Advised Fund and began investing directly in securities in accordance with its investment objective rather than through the Master Fund. The Sub-Advised Fund has the same investment objectives as the Master Fund. The commentary reflects the positioning and performance of the

Master Fund for the period December 31, 2010 through August 26, 2011 and the positioning and performance of the Sub-Advised Fund for the period August 27, 2011 through December 31, 2011.

For the year ending December 31, 2011, the Fund underperformed its internal reference benchmark which is comprised of 36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5- year U.S. Treasury Index and 16% Citigroup Non-U.S. Dollar World Government Bond Index which returned +0.77% over the same time period.

Within equities, an overweight and stock selection in telecommunications contributed to performance. Stock selection in the U.S., Canada, and Brazil as well as an overweight in Russia and India detracted from performance. An overweight in Japan detracted from performance although this was partially offset by stock selection within the country. From a sector perspective, stock selection in energy and consumer discretionary as well as an underweight and stock selection in consumer staples detracted from performance. An overweight in materials detracted from performance although this was partially offset by stock selection in the sector.

An underweight, relative to the reference benchmark, in fixed income detracted from performance over the year. Within fixed income, security selection in the U.S. weighed on returns.

During the year, the Fund’s overall equity allocation decreased from 65% to 64% of net assets. Within equities, the Fund decreased exposure to the U.S. (-1.5%) and Asia (-0.9%) and increased exposure to Europe (+1.9%). On a sector basis, the Fund decreased its weightings in financials (-1.0%), and increased its weightings in information technology (+0.5%), utilities (+0.6%), consumer discretionary (+0.7%), health care (+0.6%) and telecommunication services (+0.6%). The Fund’s allocation to fixed income decreased from 25% to 24% of net assets. The Fund in-creased its weightings in Australian sovereign bonds (+1.0%), nominal U.S. Treasuries (+0.5%) and UK Gilts (+0.5%), and decreased exposure to U.S. denominated foreign corporate bonds (-1.3%), U.S. convertible bonds (-1.1%) and U.S. denominated foreign convertible bonds (-0.7%). Reflecting the above changes, the Fund’s allocation to cash and cash equivalent increased from 10% to 12% of net assets.

Compared to its reference benchmark, the Fund was overweight equities (+4%), significantly underweight fixed income (-16%) and overweight cash equivalents (+12%). Within the equity segment, the Fund was underweight the U.S. (-2.1%) and Europe (-0.8%), and over-weight Asia (+5.2%), notably Japan (+3.3%), and Brazil (+0.8%). On a sector basis, the Fund was overweight materials (+4.8%), energy (+2.5%), telecommunication services (+2.2%), information technology (+1.0%) and health care (+0.9%). The Fund’s sector underweights included consumer staples (-2.9%), financials (-2.2%), consumer discretionary (-2.0%) and industrials (-0.8%). As for currency exposure, the Fund was overweight the Brazilian Real (+2.3%), Singapore Dollar (+1.6%), Canadian Dollar (+0.8%) and Russian Ruble (+0.7%), and was underweight the Euro (-4.4%) and Japanese Yen (-3.5%). The Fund also had overweight positions in several small Asian currencies, including the Malaysian Ringgit and Hong Kong Dollar.

JNL/BlackRock Commodity Securities Fund (Class A)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL BlackRock Funds (continued)
BlackRock Investment Management, LLC

JNL/BlackRock Global Allocation Fund (Class A)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Brookfield Fund Brookfield Investment Management

Market Summary: 2011 was a rough ride for global investors. The first half of the year was relatively calm in retrospect, but was marked by the earthquake and tsunami in Japan followed by a wave of uprisings throughout the Middle East and North Africa, which fueled concerns about global oil supply. In the second half of the year, Europe dominated investors’ thinking. As soon as the Greek bailout was determined in late July the market immediately began to question its effectiveness. A week later, political wrangling in the U.S. regarding legislation to increase the debt ceiling led to an unprecedented downgrade by Standard & Poor’s. However, after a very challenging third quarter, markets regained some footing in the fourth quarter. Early signs of economic improvement are emerging in the U.S. and the Chinese government has shifted to an increasingly accommodative approach.

Macro events drove market movements throughout much of 2011, impacting infrastructure securities which often rose and fell along with broader equity indices. However while infrastructure securities have not been immune to excess volatility in the “risk-on/risk-off” market environment, we believe investors sought safety in the steady and growing cash flows and attractive yield profiles offered by listed infrastructure companies. Indeed, infrastructure companies significantly outperformed the broader equity markets as measured by the MSCI World Index by 19.92%, with the Dow Jones Brookfield Global Infrastructure Composite Index returning 14.38% versus the MSCI World Index which returned negative -5.54%. All geographic regions within the Dow Jones Brookfield Global Infrastructure Index Series (the “Asset Class”) delivered positive performance in 2011, with the Americas region returning 21.19% followed by the Asia Pacific and European regions at 4.35% and 3.69%, respectively. All industry sectors within the Asset Class delivered positive returns except the higher beta transportation sectors (airports, seaports and toll roads), which delivered negative returns.

JNL/Brookfield Global Infrastructure Fund

Sector Weightings*:

Energy	38.1%
Utilities	29.3
Industrials	12.8
Telecommunication Services	10.0
Consumer Discretionary	2.8
Investment Companies	0.5
Short Term Investments	6.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the period December 12, 2011 through December 31, 2011, the JNL/Brookfield Global Infrastructure Fund underperformed its benchmark by posting a return of 3.60% for Class A shares compared to 3.98% for the Dow Jones Brookfield Global Infrastructure Composite Index.

Positive nominal performance of both the Fund and its benchmark was driven by strong performance within the North America region, the oil and gas storage and transportation sector and the electricity transmission and distribution sector.

Positive contributors to the Fund’s relative performance include (i) strong stock selection within oil and gas storage and transportation and (ii) underweight positions in the Asia Pacific region and the ports and airports sectors, which were weak during the period. Overweight positions in Enbridge Inc., Chesapeake Midstream Partners LP and El Paso Corp. contributed positively to Fund performance.

Detractors from the Fund’s relative performance include (i) weak stock selection within the electricity transmission and distribution and diversified infrastructure sectors, (ii) an underweight to the outperforming electricity transmission and distribution sector and (iii) a modest overweight to the weak Europe region. Not owning strong performers Kinder Morgan Energy Partners L.P. and National Grid Plc and overweighting DUET Group, a weak performer, detracted from relative performance of the Fund.

During the month we completed the initial investment of Fund assets into a diversified portfolio of approximately 45 stocks. Given continued market volatility, we have taken a balanced approach, incorporating both defensive and pro growth holdings into the Fund. This includes positions in higher beta sectors like toll roads as well as more defensive sectors, like U.S. water infrastructure. Key positions include U.S. energy infrastructure companies, which offer strong dividend yields coupled with attractive growth profiles, as well as the communications infrastructure sector (i.e. cell towers), which are expected to benefit from continued and rapidly growing demand for wireless service. The sell off that occurred in 2011 has created attractive entry points throughout Europe, and we are strategically monitoring opportunities to capitalize on deep discounts throughout the region in high quality, well capitalized companies.

Annual Total Return for Class A Shares Since Inception	3.60%
(Inception date December 12, 2011)

Annual Total Return for Class B Shares Since Inception	3.60%
(Inception date December 12, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Capital Guardian Funds Capital Guardian Trust Company

Market Summary: U.S. stocks started the year extending the rally that began in mid 2010, powered by robust corporate earnings and some signs of improvement in the domestic economy. But a confluence of events put pressure on stocks globally beginning in April, and the Russell 1000 Growth Index registered five consecutive months of declines beginning in May. A strong surge in October pushed the index back into positive year to date territory. The Russell 1000 Growth Index, which returned 2.64% for the year, ended the year ahead of the broader Standard & Poor’s 500 Index, which returned 2.11%.

Stock returns varied substantially by region in a year marked by turmoil in many parts of the world. U.S. equities ended the year slightly higher than where they started while European and Asian shares had double digit losses, and emerging markets fell nearly 20% in U.S. dollar terms. Investor confidence was undermined by popular uprisings in the Arab world, the tsunami in Japan, repeated attempts by policymakers to solve the European debt crisis, and political gridlock and a lackluster economy in the U.S. The decelerating economies of China, India and Brazil also weighed on markets. Defensive sectors, particularly utilities, health care and consumer staples, outpaced the broader market by a wide margin; stocks with high dividend yields also did well. Financials and materials fell sharply.

The enormity of the European debt crisis — and the vast scope of the political and economic programs needed to solve it — kept markets on edge for most of the second half of the year. Against this backdrop, and notwithstanding the downgrade of U.S. sovereign debt in August, Treasuries and gold provided among the best returns among financial assets of nearly 10% each. The Japanese Yen appreciated despite central bank efforts to contain its rise, and the U.S. Dollar also gained against most currencies barring the Yen. Many commodities weakened amid the slowing global economy.

JNL/Capital Guardian Global Balanced Fund

Sector Weightings*:
Government Securities	22.8%
Financials	12.0
Information Technology	10.3
Energy	7.7
Consumer Discretionary	7.3
Industrials	6.5
Health Care	5.6
Materials	5.4
Telecommunication Services	4.7
Consumer Staples	4.2
U.S. Government Agency MBS	3.3
Utilities	1.4
Short Term Investments	8.8

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Capital Guardian Global Balanced Fund underperformed one of its benchmarks by posting a return of -4.76% for Class A Shares compared to 5.64% for the Barclays Capital Global Aggregate Bond Index and outperformed its other benchmark, the MSCI All Country World Index, which returned -7.34%.

The Fund declined more than the blended benchmark, weighed down by equities. The fixed income portion of the Fund posted positive returns for the year.

Among equities, consumer staples and energy were the largest detractors on a relative basis. Canadian company Cameco Corp. (“Cameco”) was the top detractor overall as uranium prices declined in the wake of Japan’s nuclear disaster. Among consumer staples stocks, shares of Indian liquor company United Spirits Ltd. fell amid growing speculation that majority owner Vijay Mallya could tap the company’s balance sheet to finance the increasingly unsustainable debt burden of Kingfisher Airlines Ltd., of which he is also the majority shareholder.

Investments in several other sectors also hurt Fund returns, including information technology, financials, industrials and consumer discretionary. Among technology stocks, Juniper Networks Inc. (“Juniper Networks”) and Nintendo Co. Ltd. (“Nintendo”) were the top detractors. Network infrastructure group Juniper Networks pulled down returns after the company’s CEO warned that Japanese supply issues and cutbacks in government spending could hurt results.

The selection of health care stocks was the biggest contributor to Fund returns, mostly due to Pharmasset Inc. (“Pharmasset”), which agreed to be purchased by Gilead Sciences Inc. (“Gilead Sciences”) for $11 billion. Pharmasset’s share price — which had already jumped on enthusiasm for its experimental hepatitis C therapies — soared more than 50% on the news. Pharmaceutical firm Shire Plc (“Shire”) and medical technology solutions provider Cerner Corp. (“Cerner”) also contributed.

Within the bond portion of the Fund, country allocation was positive overall. The underweight stances in the Japanese and European bond markets were supportive. Currency returns were mixed. The less than index exposure to the Euro was the largest positive contributor to relative returns, but the low exposure to the Japanese Yen was a detractor as it surged against most currencies. An overweight stance on the Mexican Peso also detracted.

Within equities, managers have invested in a combination of growth oriented industries and income generating stocks. They are also alert to opportunities to reduce some defensively oriented stocks that have held up well and invest in more cyclical companies. In fixed income, managers remain focused on delivering consistent returns without taking on excessive risk. The Fund continues to be underweight the Euro.

JNL Capital Guardian Funds (continued) Capital Guardian Trust Company

JNL/Capital Guardian Global Diversified Research Fund

Sector Weightings*:
Information Technology	14.0%
Financials	13.8
Energy	12.8
Health Care	12.1
Materials	9.5
Consumer Discretionary	8.0
Telecommunication Services	7.6
Industrials	7.6
Consumer Staples	5.9
Utilities	1.9
Short Term Investments	6.8

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Capital Guardian Global Diversified Research Fund outperformed its benchmark by posting a return of -4.51% for Class A Shares compared to -7.34% for the MSCI All Country World Index.

The Fund declined but not nearly as much as its benchmark. The selection of health care stocks was the biggest contributor to returns,

mostly due to Pharmasset, which agreed to be purchased by Gilead Sciences for $11 billion. Pharmasset’s share price — which had already jumped on enthusiasm for its experimental hepatitis C therapies — soared more than 50% on the news. Other drug companies, including Shire and Allergan Inc. (“Allergan”), along with medical technology solutions provider Cerner, contributed to Fund returns.

Investments in information technology and telecommunication services also helped the Fund. Shares of Autonomy Corp. jumped nearly 70% after Hewlett-Packard Co. made a $12 billion offer for the UK based enterprise software company. The investment in communications tower operator American Tower Corp. further bolstered results as it benefited from the wireless industry’s transition to 4G technology and made progress in its planned conversion to a real estate investment trust. Telecommunications provider Telstra Corp. Ltd. also helped as it made progress in negotiations with the Australian government over a national broadband scheme.

The cautious stance on financials and select investments in this sector also contributed to returns,

including Hong Kong based firms Link Real Estate Investment Trust and AIA Group Ltd., the Asian life insurer. However, several financial firms were among the largest detractors, including another Hong Kong real estate firm Wharf Holdings Ltd., which fell amid concerns about its exposure to China’s property market, and Portugal’s Banco Espirito Santo SA, whose credit rating was cut to below investment grade by Standard & Poor’s.

The Fund’s selection of consumer staples and energy stocks also detracted from returns. The holding in cosmetics marketer Avon Products Inc. (“Avon”) was the largest individual detractor after the company revealed falling sales in key markets, including Brazil, China and the U.S. Among energy stocks, Canadian company Cameco was the primary detractor as uranium prices declined in the wake of Japan’s nuclear disaster.

The Fund remains positioned to benefit from moderate economic growth through its investments in information technology, materials and energy stocks. Managers remain lightly invested in consumer staples stocks, which have held up relatively well in recent months but whose valuations they view to be relatively high.

JNL/Capital Guardian U.S. Growth Equity Fund

Sector Weightings*:
Information Technology	24.0%
Health Care	17.0
Consumer Discretionary	16.1
Energy	11.4
Industrials	9.0
Financials	4.8
Materials	4.7
Consumer Staples	2.4
Telecommunication Services	2.1
Short Term Investments	8.5

Total Investments	100.0%

*Total	Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Capital Guardian U.S. Growth Equity Fund underperformed its benchmark by posting a return of 0.75% for Class A Shares compared to 2.64% for the Russell 1000* Growth Index.

The Fund appreciated in value but lagged its benchmark. Investments in financials were the largest detractors, particularly investment bank Goldman Sachs Group Inc. and brokerage firm Charles Schwab Corp. The choice of energy stocks and the emphasis on oil and services companies weighed on Fund results, with Weatherford International Ltd.,

Halliburton Co. and Schlumberger Ltd. all declining. Shares of Canadian natural gas producer Encana Corp. retreated as North American natural gas prices fell.

Stock selection in the consumer sectors weighed on results. Shares of Dreamworks Animation SKG Inc. lost ground as box office receipts and home video sales fell short of expectations. The investment in cosmetics marketer Avon also hurt as the company reported falling sales in key markets and a new regulatory investigation. Investments within information technology were mixed: solar cell maker First Solar Inc., Juniper Networks and Nintendo were negative contributors, while payments processor Visa Inc. and semiconductor company KLA-Tencor Corp. added to Fund gains.

Investments in health care benefited the Fund. Drug maker Pharmasset — the largest holding in the Fund at year-end — was the biggest individual contributor to Fund returns: its share price increased nearly five fold over 2011.

Pharmasset, which is developing potentially significant treatments for hepatitis C,

agreed to be purchased by Gilead Sciences for $11 billion in November. Investments in medical technology company Cerner, health insurer Centene Corp. and pharmaceutical firms Shire and Allergan were also additive.

Within industrials, the investment in marketing and advertising measurement company Nielsen Holdings NV (“Nielsen”) contributed to results. Nielsen had its initial public offering in January and was the Fund’s largest addition over the year.

The Fund’s positioning continues to reflect a degree of optimism regarding prospects for economic growth in the U.S. and emerging markets, from which many companies derive a large part of their revenues. Mobile computing and the internet remain important themes reflected in the Fund’s information technology holdings — its largest area of investment. Within consumer discretionary, the Fund emphasizes selected media companies, luxury goods makers and specialty retailers, while biotechnology is a focus within health care. The Fund also has significant investments in equipment and services stocks within energy.

JNL Capital Guardian Funds (continued) Capital Guardian Trust Company

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Eagle Funds Eagle Asset Management, Inc.

Market Summary: The S&P 500 Index’s flat price performance during 2011 masked high volatility during the year, beginning with a first quarter rally. However, the large cap indices lost their upward momentum in May. There was a short lived rally in late June after the Greek Parliament approved a five year austerity plan. A stream of negative developments sent stock prices sharply lower during the third quarter. Investor sentiment turned positive in October, however, as stock prices rebounded strongly fueled by optimism on European efforts to resolve its debt crisis, eased domestic recession concerns and mostly upbeat third quarter earnings reports. Renewed Eurozone sovereign debt/economic worries slowed the markets until a rebound in mid December on increased investor confidence.

Meanwhile, the Russell 2000 Growth Index fell -2.91% percent in 2011, with growth outperforming value as measured by the Russell 2000 Value Index which finished -5.50%. Sector returns were scattered during the year, with consumer staples (+13.7%) and, to a lesser extent, information technology (+2.1%), financials (+0.9%) and telecommunication services (+0.7%) posting positive absolute returns for the year. Materials (-16.3%) and energy (-7.4%) were down most significantly on an absolute basis.

JNL/Eagle Core Equity Fund

Sector Weightings*:
Information Technology	22.5%
Financials	13.6
Energy	11.3
Health Care	10.7
Consumer Discretionary	10.6
Consumer Staples	10.1
Industrials	8.4
Utilities	1.9
Telecommunication Services	0.9
Investment Companies	1.4
Short Term Investments	8.6

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Eagle Core Equity Fund underperformed its benchmark by posting a return of -0.84% for Class A shares compared to 2.11% for the S&P 500 Index.

Relative performance was held back by underperforming sectors including: market weighted consumer discretionary; underweighted telecommunication services; market weighted financials; underweighted consumer staples due to low allocation in a strong performing S&P sector; and overweighted information technology. On the other hand, outperforming sectors included: underweighted industrials; overweighted health care; cash reserves; and underweighted materials due to low allocation to a weak performing sector. Sector positioning is more reflective of a dynamic process that seeks fundamentally attractive businesses selling at reasonable valuations than a macro based, top-down strategy.

The Fund’s strongest full year contributors were Pfizer Inc., UnitedHealth Group Inc., Apple Inc., ExxonMobil Corp. and Google Inc. Its laggards were Staples Inc., Sprint Nextel Corp., JPMorgan Chase & Co., Adobe Systems Inc. (“Adobe Systems”) and Apache Corp. Significant purchases included Dominion Resources Inc., Walt Disney Co., Kraft Foods Inc., Procter & Gamble Co. and Capital One Financial Corp.

Significant sales included Hewlett-Packard Co., Wells Fargo & Co.,

Adobe Systems, Microsoft Corp. and Zimmer Holdings Inc. Over the course of the year, our most significant sector weight changes were an increase in consumer staples (but still less than the Fund’s benchmark) and decreases in information technology (though the Fund is still overweight) and financials. At the end of the year, the Fund had overweight positions in information technology with below market exposure in telecommunication services, consumer staples, materials, industrials and utilities.

Today’s serious and unpredictable global macroeconomic/political environment is likely to continue fueling heightened market volatility as investors react to daily news events with a “risk-on/risk-off” trading response. With stocks attractively priced relative to bonds and cash, we have reduced cash reserves to a more normal range while remaining sensitive to macro developments and market volatility that would warrant repositioning the Fund to enhance return potential.

JNL/Eagle SmallCap Equity Fund

Sector Weightings*:
Information Technology	20.9%
Health Care	20.2
Consumer Discretionary	16.7
Industrials	14.2
Energy	7.6
Financials	5.5
Materials	5.5
Consumer Staples	1.6
Short Term Investments	7.8

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Eagle SmallCap Equity Fund outperformed its benchmark by posting a return of -2.31% for Class A shares compared to -2.91% for the Russell 2000 Growth Index.

The Fund finished ahead in consumer discretionary, health care and information technology on a relative basis. The Fund lagged its benchmark in industrials and materials, reflecting modest cyclical exposure in the space.

The Fund’s top performing stocks during the year were Genesco Inc.,

NetLogic Microsystems Inc. and EMS Technologies Inc.,

while the worst performing stocks during the year were Meritor Inc., DTS Inc. and Monster Worldwide Inc.

The Fund’s most significant sector weight changes came from increasing exposure to health care, through purchases of AMERIGROUP Corp., Air Methods Corp., United Therapeutics Corp. and Cooper Cos. Inc., and decreasing exposure to information technology, through takeouts of NetLogic Microsystems Inc., EMS Technologies Inc., Varian Semiconductor Equipment Associates Inc. and Radiant Systems Inc.

Equity markets in 2011 were characterized by violent moves with frequent one day reversals. Headlines from Europe regarding the sovereign debt crisis prompted that behavior. Slowing growth in China was also was a major concern. The year could be further characterized by a flight to safety as Treasuries traded at historic highs, large caps trounced small caps and leading sectors were utilities and consumer staples. When all was said and done, though, equity markets were little changed overall. We believe the fear clearly evident in investor behavior is at least in part an overreaction to the financial collapse of 2008. Europe will come out of this crisis via the only socially acceptable short term solution: printing money. In our view, China’s governing body will keep its controlled economy on an even keel. The U.S. Federal Reserve will continue accommodative monetary policy that should push out the inevitable rise in interest rates. We would expect modest economic growth in the range of 2% to 3% for gross domestic product (“GDP”). In an election year, the administration will pull out all stops to stimulate and create jobs. Given currently depressed valuations and terrible consumer sentiment, we believe equity markets could have a strong year. It is important to remember bull markets historically have not started with positive economic news.

JNL Eagle Funds (continued) Eagle Asset Management, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Fund Templeton Global Advisors Limited

Market Summary: Global equities declined in 2011 as economic concerns, political debate and the European sovereign debt crisis contributed to investor anxiety and heightened market volatility. Although equities entered the year supported by corporate earnings momentum and renewed economic stimulus measures in the developed world, several unanticipated events interrupted the market’s rise in the initial months of 2011, including a severe natural disaster and nuclear crisis in Japan and unrest across the oil and gas producing regions of the Middle East and North Africa. Global markets recovered quickly from these setbacks, but soon faced more turmoil as Europe’s sovereign debt crisis intensified in the summer months. Portugal, Greece and Ireland had their credit ratings slashed to junk grade during the period following their acceptance of bailouts, while rising bond yields in the larger economies of Italy and Spain, and eventually France, raised uncertainty about the European Monetary Union. The U.S.’s sovereign debt issues and political deliberations, accompanied by the downgrade of its AAA credit rating, further pressured investor sentiment as the period progressed, as did concerns over the global banking system, and reports suggesting a renewed global economic slowdown, notably in the Chinese economy. Despite elevated volatility in financial markets, corporate profits remained resilient, signs of economic improvement in the U.S. emerged toward year end and European policymakers ultimately stepped up their response to sovereign debt issues.

JNL/Franklin Templeton Global Growth Fund (Class A)

Sector Weightings*:
Financials	16.8%
Health Care	14.7
Information Technology	12.9
Consumer Discretionary	12.7
Industrials	12.1
Energy	9.5
Telecommunication Services	8.4
Materials	2.8
Consumer Staples	2.6
Short Term Investments	7.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Franklin Templeton Global Growth Fund underperformed its benchmark by posting a return of -6.08% for Class A shares compared to -5.54% for the MSCI World Index.

The Fund’s performance in 2011 was attributable to allocations and stock selection among defensive and cyclical sectors. An overweighted allocation and stock selection for the traditionally defensive health care sector benefited relative returns, led by U.S. based pharmaceuticals firms Pfizer and Amgen. Although we viewed health care strength as partly attributable to the market’s defensive rotation, we believe pharmaceuticals valuations at roughly half their long term average offer further appreciation potential as prices seemingly assigned little or no credit for cost cutting opportunities, pipeline productivity and global demographics, all potential long term earnings catalysts. Among cyclical sectors, an underweighting and stock selection in materials contributed to performance. Stock selection also helped consumer discretionary holdings’ relative performance, particularly among the Fund’s media holdings.

Conversely, the Fund’s holdings in the cyclical financials and industrials sectors were among primary detractors from performance. Financials represented a detracting sector due to stock specific weakness. Although we remain cautious about the Fund’s financials exposure given the lack of visibility and political risk surrounding the sector, we believe Europe’s debt crisis generated excessive collateral damage, leading to unwarranted downgrades for select, fundamentally sound, well capitalized financial firms. Capital spending, however, proved less resilient, pressuring the Fund’s industrials holdings. In our opinion, industrials conglomerates positions including Germany’s Siemens AG and the Netherlands’ Koninklijke

Philips Electronics NV were penalized for challenges in their domestic economies, resulting in depressed valuations that understated these companies’ long term future earnings potential. We believe many of the Fund’s industrials holdings are focusing capital allocation on high return prospects within a global opportunity set. During the year, the U.S. Dollar appreciated against most foreign currencies, which also hurt the Fund’s performance because investments in securities with non U.S. currency exposure lost value as the U.S. Dollar rose.

From a geographic perspective, stock selection in North America helped relative performance. However, overweighting in Europe weighed on results compared to the Fund’s benchmark.

At year end, we believe increasing fiscal consolidation and regulation in developed markets and a potential slowdown in emerging markets following immense stimulus abatement may foster below trend economic growth. International equities continue to look attractive to us, as we believe they offer robust average earnings yields and dividend yields.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisers, Inc.

Market Summary: During 2011, domestic equity markets reacted to developments regarding the European debt crisis, debate over raising the U.S. debt ceiling, stubborn U.S. unemployment, geopolitical factors surrounding populist uprisings in the Middle East and North Africa and the aftermath of the earthquake and tsunami in Japan. Overall, stock markets made a small gain for the year with wide variations among sectors.

The U.S. Federal Reserve Board kept interest rates historically low and announced a plan to sell short term securities and buy long term securities. In fixed income markets, U.S. Treasury prices rose as they benefited from investors’ search for perceived safety. Yield spreads widened as a result.

Global growth began to slow, the European debt crisis worsened and equity market volatility rose. Toward the end of the year, European policy makers stepped up their response to the debt crisis, and some other countries made efforts to reduce borrowing costs. Commodities initially rallied due to the coordinated monetary stimulus, but most ultimately declined as global economic prospects weakened. In currency markets, the Euro declined with escalating weakness at year end, while the U.S. Dollar ultimately rose after a late surge. Amid general global market declines, perceived safe haven currencies such as the Japanese Yen and Swiss Franc rallied strongly.

JNL/Franklin Templeton Global Multisector Bond Fund

Sector Weightings*:
Government Securities	77.6%
Consumer Discretionary	3.4
Financials	2.9
Energy	1.9
Telecommunications	1.0
Industrials	1.0
Information Technology	0.8
Materials	0.7
Utilities	0.5
Health Care	0.4
Consumer Staples	0.3
Other Equity Interests	0.2
Short Term Investments	9.3

Total Investments	100.0%

*Total Investments at December 31, 2011

Total Return
For Class A Shares
Since Inception	0.70%
(Inception date December 12, 2011)

Total Return
For Class B Shares
Since Inception	0.70%
(Inception dste December 12, 2011)

Portfolio Manager Commentary: For the period December 12, 2011 through December 31, 2011, the JNL/Franklin Templeton Global Mulisector Bond Fund outperformed its benchmark by posting a return of 0.70% for Class A shares compared to 0.52% for the Barclays Capital Multiverse Index.

We expect the continuation of the global recovery to potentially lead to rising bond yields in most economies. During the reporting period, the Fund had a very defensive posture toward interest rates, with no exposure to U.S. Treasuries or Japanese government bonds. The Fund favored exposure to select sovereign credits that we view as having strong long term fundamentals. The Fund also had exposure to some commodity based currencies and a select number of credit exposures that we believe have the potential to act as a hedge against higher inflation.

Although volatility seems likely to remain elevated in the next few months, we believe that across developed and emerging markets, diverging developments in growth and fiscal outlooks could potentially provide opportunities for positioning in currency and credit exposures. The opportunity set for interest rates remains more limited, in our view. Over the medium term, our focus is on economic imbalances and market inefficiencies that can take two to three years to materialize in full. It is during periods of heightened volatility that we can have the opportunity to take advantage of what we regard as attractive investments trading at distressed levels.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds (continued) Franklin Advisers, Inc.

JNL/Franklin Templeton Income Fund

Sector Weightings*:
Financials	15.3%
Utilities	12.7
Energy	12.3
Health Care	8.8
Consumer Discretionary	8.3
Information Technology	7.8
Telecommunication Services	3.8
Industrials	3.6
Materials	3.6
Consumer Staples	1.9
Non-U.S. Government Agency ABS	0.4
Government Securities	0.2
Warrants	0.1
Short Term Investments	21.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Franklin Templeton Income Fund underperformed one of its benchmarks by posting a return of 2.53% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the S&P 500 Index, which returned 2.11%.

Continued investor uncertainty regarding regulatory reform,

increased regulation and mortgage market weakness impacted Fund performance during the year.

Within equity, utilities, health care and energy contributed to performance, and select holdings in financials and materials detracted from results. Utilities holdings including The Southern Co., Progress Energy Inc. and Duke Energy Corp. generated gains during the year. Many utilities benefited from stable and regulated operations, limited exposure to foreign economies and high dividend yields. Although the Fund’s utilities exposure declined modestly following some profit taking, the sector remained the equity portfolio’s largest sector weighting. Top health care contributors included major pharmaceutical companies Roche Holding AG, Pfizer Inc. and Merck & Co. Inc., which benefited from stable operations, continued strong free cash flow generation and high dividend yields. Oil and gas producer Exxon Mobil Corp. in energy, was another notable equity contributor. Within equity convertible securities, the Fund maintained positions in select financials including Wells Fargo & Co. and Bank of America Corp. (“Bank of America”). Financial stocks generally were hurt by concerns about the European sovereign debt crisis. Notable equity detractors among financials included Bank of America, CitiGroup Inc. and JPMorgan Chase & Co.

Within fixed income, the Fund focused on corporate bonds during the year, given the potential for higher yields and long term total return relative to other fixed income securities. The Fund maintained significant diversification with holdings across many sectors including financials, consumer non-cyclicals and technology.

Key individual contributors within fixed income included financing solutions specialist CIT Group Inc., hospital operator HCA Inc. and oil and natural gas producer Chesapeake Energy Corp. Major fixed income detractors included electricity provider Texas Competitive Electric Holdings Co. LLC, American Airlines’ parent AMR Corp. and petroleum refiner Petroplus Finance Ltd.

The Fund’s allocations to equity and fixed income did not change significantly for the year. However, within fixed income, the Fund’s communications and consumer cyclical allocation rose while consumer non-cyclical and energy declined. Among stock allocations, health care increased while utilities and energy decreased. At year end, the Fund had limited holdings in other equity securities including preferred stocks and warrants. The Fund remains largely focused on U.S. securities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Fund Franklin Templeton Institutional, LLC

Market Summary: Global stocks declined in 2011 as a deepening sovereign debt crisis and economic growth concerns led to escalating investor anxiety and severe market volatility. Stocks entered the year supported by strong corporate earnings and renewed economic stimulus in the developed world. However, certain events interrupted the market’s early rise, including a natural disaster and nuclear crisis in Japan and populist uprisings across the Middle East and North Africa. Global markets recovered from these setbacks but faced more turmoil as Europe’s sovereign debt crisis worsened in the summer. Portugal, Greece and Ireland received bailouts and had their credit ratings slashed to junk grade, while rising bond yields in Italy and Spain, and eventually in Germany and France, threatened the survival of the European Monetary Union. The U.S.’s fiscal issues and the downgrade of its AAA credit rating to AA+ further pressured investor sentiment. Additionally, the precarious state of the global banking system, signs of a global economic slowdown and possible hard landing in China weighed on the markets.

Despite these challenges, corporate profits remained resilient, the U.S. economy improved and European policymakers strengthened their response to their sovereign debt and banking crisis. The European Central Bank cut short term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. The U.S. Federal Reserve Board increased purchases of long dated bonds to reduce key borrowing costs. Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms. In currency markets, the Euro declined as the U.S. Dollar ultimately rose after a late surge. Amid general global market declines, other perceived safe haven currencies such as the Japanese Yen and Swiss Franc rallied, and U.S. Treasuries posted their best 1-year return since 2008.

JNL/Franklin Templeton International Small Cap Growth Fund

Sector Weightings*:
Industrials	30.3%
Consumer Discretionary	19.4
Financials	16.3
Consumer Staples	13.2
Information Technology	4.5
Short Term Investments	16.3

Total Investments	100.0%

*	Total Investments at December31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Franklin Templeton International Small Cap Growth Fund outperformed its benchmark by posting a return of -14.38% for Class A Shares compared to -15.94% for the MSCI EAFE Small Cap Index. Relative performance benefited largely from stock selection in financials, industrials and information technology. Not holding positions in energy and materials helped. Stock selection in consumer staples and consumer discretionary, underweighting in health care, and not holding positions in utilities and telecommunication services detracted.

Stock selection in North America and Europe, particularly in the UK, contributed. Underweight-ing in Asia, mainly in Japan, detracted. Key individual contributors included Bermuda based global insurer Arch Capital Group Ltd., global credit reporting agency Experian Pic, and UK secure paper manufacturer and printer De La Rue Plc. Key detractors included Belgian financial services firm RHJ International, UK specialty retailer Carpetright Plc and UK generic household products company McBride Plc.

During the year, the U.S. Dollar appreciated against most foreign currencies, which also hurt the Fund’s performance because investments in securities with non U.S. currency exposure lost value as the U.S. Dollar rose.

Major purchases included additional C&C Group Plc shares and new positions in Sligro Food Group NV and Beneteau SA. The Fund reduced Vitec Group Plc, ARA Asset Management Ltd. and Lancashire Holdings Ltd., and eliminated a position in Genus Plc, among others.

By sector, the Fund increased consumer staples and industrials.

The Fund decreased financials and consumer discretionary and eliminated health care.

Geographically, the Fund initiated Finland and Spain allocations and increased Ireland, the Netherlands and South Korea weightings. The Fund decreased UK, Singapore and Belgium weightings and eliminated allocation to Germany.

We sought to position the Fund to potentially weather the negative impact that evolving conditions in Europe could have. In the short run, portfolio values would likely decline if a given country defaults. However, we believe the companies we hold would also likely be supported by what we view as their strong balance sheets and leading market positions, which we think could reduce the risk of permanent capital loss and potentially allow such companies to recover over the longer term.

Overall, we continue to search for companies we believe offer strong risk/reward profiles over the next five years. Although performance may lag in the short term, we are long term investors and believe that strong bottom-up stock picking can potentially benefit the Fund over time.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Fund Franklin Mutual Advisers, LLC

Market Summary: During 2011, domestic equity markets reacted to developments regarding the European debt crisis, debate over raising the U.S. debt ceiling, stubborn U.S. unemployment, geopolitical factors surrounding populist uprisings in the Middle East and North Africa and the aftermath of the earthquake and tsunami in Japan. Overall, stock markets made a small gain for the year with wide variations among sectors. Against this backdrop, growth stocks generally fared better than their value counterparts. At the same time, large cap stocks advanced slightly as a group, with modestly negative results for most small and mid sized company stocks.

JNL/Franklin Templeton Mutual Shares Fund

Sector Weightings*:
Consumer Staples	21.8%
Health Care	13.6
Financials	12.8
Energy	9.8
Consumer Discretionary	9.3
Information Technology	8.3
Industrials	5.1
Utilities	4.8
Materials	4.1
Telecommunication Services	2.0
Short Term Investments	8.4

Total Investments	100.0%

*Total Investments at December 31 , 2011

Portfolio Manager Commentary: For the year ended December 31,2011, the JNL/Franklin Templeton Mutual Shares Fund underperformed its benchmark by posting a return of -0.66% for Class A shares compared to 2.11% for the S&P 500 Index.

UnitedHealth Group rose as its earnings beat management’s initial guidance partly because members used less medical services than expected and membership grew. Marathon Oil Corp. (“Marathon Oil”) rose sharply in early 2011 following the company’s announcement that it planned to spin off its refining and marketing operations and focus on oil and gas exploration. In the second half, shares of the new Marathon Oil performed well as the company released positive third quarter results and announced an opportunistic share buyback. British American Tobacco Plc rose after the company announced operating results that repeatedly exceeded market expectations through the third quarter of 2011.

Bank of America Corp. (“Bank of America”) declined in 2011 as investors reacted to the company’s potential exposure to large mortgage related losses in a very difficult general operating environment. For Hewlett-Packard Co. (“Hewlett-Packard”), a number of operational and strategic missteps, including a large, dilutive acquisition of a UK software firm, weighed on the shares. In the second half, German industrial conglomerate ThyssenKrupp AG’s stock price declined due to global growth and European debt concerns. The stock fell further after management placed stock to bolster its balance sheet and because the company delayed ramping up a significant steel project in the Americas.

In 2011 we found value in some unlikely places, including biotechnology pioneer Amgen Inc. (“Amgen”) and internet search giant Google Inc. (“Google”). Both historically have been valued as high growth companies. However, Amgen’s valuation has declined steadily over the last few years while profits have been relatively unchanged. Google’s valuation does not seem to give credit for its balance sheet strength, growth or competitive position. Sales included Bank of America and Hewlett-Packard as we sought companies offering what we considered better risk and reward characteristics.

We approach 2012 cognizant of challenges to the economies and markets from potential rising U.S. interest rates, the ongoing and unsolved European sovereign debt crisis and slowing growth in China. In the midst of these cross currents we continue to look for the company specific opportunities that can provide attractive returns in a variety of economic scenarios.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisory Services, LLC

Market Summary: During 2011, domestic equity markets reacted to developments regarding the European debt crisis, debate over raising the U.S. debt ceiling, stubborn U.S. unemployment, geopolitical factors surrounding populist uprisings in the Middle East and North Africa and the aftermath of the earthquake and tsunami in Japan. Overall, stock markets made a small gain for the year with wide variations among sectors. Small cap stocks generally underperformed large cap stocks, we believe, due to rising investor risk aversion. As represented by the Russell 2500 Value Index, utilities, consumer staples and health care produced positive returns, while telecommunication services, information technology and energy had the biggest declines.

JNL/Franklin Templeton Small Cap Value Fund

Sector Weightings*:
Industrials	31.3%
Consumer Discretionary	17.9
Financials	12.5
Energy	9.8
Materials	7.7
Health Care	3.7
Information Technology	3.3
Utilities	2.6
Consumer Staples	1.1
Short Term Investments	10.1

Total Investments	100.0%

*Total Investments at December31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Franklin Templeton Small Cap Value Fund outperformed its benchmark by posting a return of -2.73% for Class A shares compared with -3.36% for the Russell 2500™ Value Index.

Sectors boosting performance included utilities, consumer staples, health care, materials and consumer discretionary. Key contributors included utilities company PNM Resources Inc.; consumer staples company Lancaster Colony Corp.; health care company Pharmaceutical Product Development Inc. (“PPDI”); and

consumer discretionary holdings Group 1 Automotive Inc., La-Z-Boy Inc., Men’s Wearhouse Inc. and GameStop Corp. (“GameStop”). PPDI was subject to an all cash takeover offer from The Carlyle Group Inc. and Hellman & Friedman LLC of $33.25 per share, a 29% premium over PPDI’s previous day’s closing price. Other notable contributors included Mueller Industries Inc. (“Mueller Industries”), energy company Global Industries Ltd. and insurance company RLI Corp.

Sectors hindering performance were industrials, information technology, energy and financials. Industrials companies EnPro Industries Inc. (“EnPro”), AAR Corp. (“AAR”) and American Woodmark Corp.; electronic equipment and instruments companies Rofin-Sinar Technologies Inc. and Benchmark Electronics Inc. in information technology; energy company Overseas Shipholding Group Inc.; and insurance company Old Republic International Corp. were major detractors. Other detractors included consumer discretionary companies Brown Shoe Co. Inc., Autoliv Inc. and Winnebago Industries Inc.

Significant purchases included new positions in EnPro, GameStop, AAR, Kaydon Corp. and Pentair Inc. The Fund added shares of Granite Construction Inc., The Hanover Insurance Group Inc., A. Schulman Inc. and Tower Group Inc., among others. Some large positions eliminated were Global Industries Ltd., Westlake Chemical Corp. and Warnaco Group Inc. Other major sales included shares of Transatlantic Holdings Inc., Casey’s General Stores Inc. and Mueller Industries.

We continue to invest in small cap companies that we believe are selling below their underlying worth. Our strategy is to buy and hold a portfolio of fundamentally sound companies for five years or more on average. We purchase securities at what we consider attractive prices, often when they are out of favor with other investors. We select securities without regard to benchmark comparisons, and we aim for long term results. We are confident that over time the market will provide opportunities for us to execute our strategy with success.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds Goldman Sachs Asset Management, L.P.

Market Summary: Despite significant volatility during the year, U.S. equity markets ended 2011 almost flat. The S&P 500 Index returned 2.11%, with the help of dividends, while price returns alone were virtually flat, the smallest percentage change since 1947. Reflecting optimism that the domestic economy was improving, the S&P 500 Index started the year with the best first quarter in more than a decade and ended with a fourth quarter gain of 11.82%, after adding 1.02% in December. However, the sharp decline in the third quarter mostly offset these gains. In August, Standard & Poor’s downgraded U.S. debt from AM for the first time in the history of its ratings. Toward the end of September, markets were further shaken by the U.S. Federal Reserve’s (“Fed”) announcement of a plan for additional monetary easing on the grounds of general weakness in the labor market and lackluster consumer spending growth. Furthermore, the prospect of contagion from Europe’s debt crisis and the lack of agreement on a solution weighed on global equity markets during the period. However, U.S. equities rallied back sharply in October following a preliminary European plan and a relatively strong third quarter advanced gross domestic product (“GDP”) growth estimate was announced. All sectors made gains in the fourth quarter, led by energy stocks, which rallied on rising oil prices, and cyclical sectors generally outperformed defensive ones. For the full year, sector performance varied widely. Financial stocks bore the brunt of the fallout from debt woes in the U.S. and Europe, including increased regulation. Defensive sectors, such as utilities, consumer staples and health care significantly outperformed.

The Eurozone outlook deteriorated further in the fourth quarter, as market volatility and slowing growth impacted the region’s largest economies. The European Central Bank twice cut rates to 1 % and offered three year loans for banks. Ratings agencies initiated widespread reviews of European Union ratings for potential cuts. Meanwhile, economic data in the U.S. steadily improved. Private sector activity accelerated, in contrast with stagnation in China and contraction in Europe, and employment reports beat expectations. Concerns about the global impact of the Eurozone crisis have kept stimulative monetary conditions in place globally, and the Fed reiterated its bias to keep rates low through mid-2013. The two-year Treasury decreased -31 basis points (“bps”) to 0.25%, the 10-year Treasury decreased -151 bps to 1.88%, and the 30-year decreased -168 bps to 2.89%. Short term rates remained anchored by the Fed

In 2011, emerging local debt markets returned -1.75% mostly due to depreciation of emerging market (“EM”) currencies versus the U.S. Dollar. The first quarter’s positive returns were driven primarily by currency movement rather than in interest rates. The JPMorgan GBI-EM Global Diversified Index (unhedged, in U.S. dollars) returned 2.86%, comprising -0.45% from interest rates and 3.32% from currency appreciation versus the U.S. Dollar. Hungary’s rally followed strong economic data while Middle East social and political unrest drove sharp increases in oil prices over the quarter. Second quarter returns were roughly balanced between currency movement and interest rates. The JPMorgan GBI-EM Global Diversified Index (unhedged, in U.S. Dollars) returned 3.95%, comprising 2.02% from currency appreciation versus the U.S. Dollar and 1.93% from interest rates. Brazil benefited from currency appreciation (+1.07%) and interest rates (+1.09%) while Turkey underperformed on Lira depreciation (-4.79%). The third quarter’s negative returns in local EM owed mainly to currency movement. The JPMorgan GBI-EM Global Diversified Index (unhedged, in U.S. Dollars) returned -8.55%, comprising 1.89% from interest rates and -10.44% from currency depreciation versus the U.S. Dollar. South Africa weakened the most over the quarter, due mainly to the Rand’s 16.48% depreciation against the U.S. Dollar while Peru benefited from the government’s focus on fiscal policy. In the fourth quarter, the JPMorgan GBI-EM Global Diversified Index (unhedged, in U.S. Dollars) returned 0.48%, comprising 1.07% from interest rates and -0.60% from currency depreciation versus the U.S. Dollar. Indonesia was the outperformer during the quarter while Hungary was the weakest performer over the quarter. Fears that uncontrolled bank deleveraging could have a significant negative impact on Emerging Europe continue to be a concern.

JNL/Goldman Sachs Core Plus Bond Fund

Sector Weightings*:
U.S. Government Agency MBS	28.0%
Government Securities	25.1
Financials	14.6
Non-U.S. Government Agency ABS	5.4
Energy	3.1
Consumer Discretionary	1.7
Materials	1.6
Telecommunication Services	1.4
Utilities	0.9
Consumer Staples	0.5
Health Care	0.5
Industrials	0.4
Information Technology	0.1
Short Term Investments	16.7

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/ Goldman Sachs Core Plus Bond Fund underperformed its benchmark by posting a return of 6.26% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index.

The Fund’s duration positioning and overall cross sector positioning detracted from the relative performance during the year. The year started on a strong tone with positive excess returns, but the events mentioned above, and the increased risk-off trade, resulted in the positive results at the beginning of the year being erased by the poorer performance at the end of the year. The Fund’s exposure to spread products, or non-Treasury, weakened in the later half of the year amid increased global risks and investor preference for safer asset classes. From an investment perspective, the external macro level factors were outweighing more positive fundamentals in the fixed income markets throughout the later part of the year, and the risk adverse trade caused spreads to widen in these sectors. However, individual issue selection enhanced relative performance over the year, and was the main contributor to excess returns.

Global economic growth appears poised to slow in 2012 but we do not expect major economies to fall into recession. Policy challenges in Europe and the U.S.—plus a series of sovereign credit rating downgrades—are weighing heavily on confidence and risk assets. Within the mortgage sector, the Fund is currently neutral on agency mortgage backed securities (“MBS”). The Fund is overweight non-agency MBS, as we believe that improved technical and fundamental factors will continue to support attractive pricing. Within the corporate sector, we expect relatively high volatility in credit markets over the next three months, but we maintain a constructive outlook over the next six to twelve months. We believe credit spreads are generally wider than fair value, in the context of projected defaults, economic growth, equity returns and implied equity volatility. Derivatives are an integral part in the management of the mandate and therefore have contributed to performance over the year. Derivatives allow us to manage interest rate, credit and currency risks more effectively by allowing us both to hedge and to apply active investment views with greater versatility and to afford greater risk management precision.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs Emerging Markets Debt Fund

Sector Weightings*:
Government Securities	62.8%
Financials	13.4
Energy	3.6
Industrials	2.5
Utilities	0.5
Telecommunication Services	0.3
Short Term Investments	16.9

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Goldman Sachs Emerging Markets Debt Fund under-performed its benchmark by posting a return of -4.67% for Class A shares compared to -1.75% for the JPMorgan GBI-EM Global Diversified Index.

Contributors to performance during the year included the Fund’s currency exposure to the

Brazilian Real and country and security selection of Hungarian local rates. Detractors from performance included country and security selection of Indonesian local rates and currency exposure to the Mexican Peso.

The Fund made no significant changes to credit quality or weightings during the year.

Local emerging markets have become more liquid in recent years and the investor base has grown and become more diversified. Emerging market economies have undergone structural changes that promote macroeconomic stability and active debt management. As a result, inflows to local debt funds have become consistent and stem from strategic investors. We think that these trends could potentially be durable and are likely to persist in the future.

The Fund held derivatives during the year and does not employ derivatives to gain leverage but to gain access to otherwise inaccessible markets or to be as tax efficient as possible. The use of derivatives allows the Fund to manage interest rate, credit and currency risks more effectively by allowing the Fund to both hedge and apply active investment views with greater versatility. They also afford greater risk management precision. Derivatives allow the Fund to efficiently access desired markets, hedge unwanted risks and generally manage the spectrum of portfolio risks. Currency forwards are employed to gain currency exposure or hedge non-base currency exposures back to base currency. Interest rate swaps and total return swaps may be employed to hedge risk and/or gain exposure to illiquid or high transaction cost local markets. Credit linked notes are used to gain local market exposure to otherwise inaccessible cash markets. Derivatives are used as they are the most liquid and cost effective means of managing portfolio risk or gaining local market exposure as part of the Fund’s security selection process.

JNL/Goldman Sachs Mid Cap Value Fund

Sector Weightings*:
Financials	29.0%
Utilities	15.2
Consumer Discretionary	12.1
Industrials	9.4
Information Technology	8.9
Health Care	6.0
Consumer Staples	5.4
Energy	4.6
Materials	3.5
Telecommunication Services	0.7
Short Term Investments	5.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Goldman Sachs Mid Cap Value Fund underperformed its benchmark by posting a return of -6.54% for Class A shares compared to -1.38% for the Russell Midcap Value Index.

For 2011, industrials and health care were

the two top contributing sectors to performance, whereas materials and financials were the two largest detractors from performance. The Fund’s holdings in Kinetic Concepts Inc. and Aetna Inc. were the two top contributors. The Fund’s holdings in Sprint Nextel Corp. (“Sprint Nextel”) and Newfield Exploration Co. (“Newfield Exploration”) were the top two detractors. During the year, the Fund initiated positions in EQT Corp. and Scripps Networks Interactive Inc. and eliminated positions in Newfield Exploration and CBS Corp. (“CBS”).

In 2011, macro concerns and swings in sentiment overshadowed the strength of individual company fundamentals, resulting in a volatile year and a difficult one for active managers. While risks remain over strains in Europe, emerging market inflation, slowing global growth and political uncertainty, we remain cautiously optimistic on the U.S. equity market going forward. We believe future expected market conditions should favor our approach, as high quality, U.S. large cap stocks are on sale: U.S. large cap equities are attractively valued both relative to fixed income as well as to its own history. Finally, fundamentals should be rewarded more as there is more dispersion at the stock level, which should bode well for an active approach.

While disappointed with the Fund’s performance in 2011, we are excited about the opportunities looking forward and believe the Fund is well positioned to outperform. Many valuations within the Fund are within generational lows. We continue to favor companies with improving quality characteristics such as cash flow, balance sheets, return on invested capital (“RO-ICs”) and sustainability of earnings; rather than purely defensive characteristics – as we believe the U.S. recovery will continue, albeit slowly. Recent positive macro data seems to support this view. As we look ahead into 2012, we maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remaining focused on the long term outperformance of the Fund.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs U.S. Equity Flex Fund

Sector Weightings*:
Information Technology	20.5%
Financials	14.3
Health Care	11.8
Energy	11.1
Consumer Staples	10.2
Consumer Discretionary	9.8
Industrials	9.7
Materials	4.7
Utilities	3.0
Telecommunication Services	1.3
Short Term Investments	3.6

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/ Goldman Sachs U.S. Equity Flex Fund under performed its benchmark by posting a return of -10.63% for Class A shares compared to 2.11% for the S&P 500 Index.

For 2011, industrials was the only sector that

contributed to performance, whereas health care and energy were the two largest detractors from performance. The Fund’s holdings in DISH Network Corp. and CBS were the two top contributors. The Fund’s holdings in Sprint Nextel and Stillwater Mining Co. were the top two detractors. During the year, the Fund initiated positions in Exxon Mobil Corp. and Devon Energy Corp. and eliminated positions in Newfield Exploration and Oracle Corp.

In 2011, macro concerns and swings in sentiment overshadowed the strength of individual company fundamentals, resulting in a volatile year and a difficult one for active managers. While risks remain over strains in Europe, emerging market inflation, slowing global growth and political uncertainty, we remain cautiously optimistic on the U.S. equity market going forward. We believe future expected market conditions should favor our approach, as high quality, U.S. large cap stocks are on sale. U.S. large cap equities are attractively valued both relative to fixed income as well as to its own history. Finally, fundamentals should be rewarded more as there is more dispersion at the stock level, which should bode well for an active approach.

While disappointed with the Fund’s performance in 2011, we are excited about the opportunities looking forward and believe the Fund is well positioned to outperform. Many valuations within the Fund are within generational lows. We continue to favor companies with improving quality characteristics such as cash flow, balance sheets, return on invested capital (“ROICs”) and sustainability of earnings; rather than purely defensive characteristics – as we believe the U.S. recovery will continue, albeit slowly. Recent positive macro data seems to support this view. As we look ahead into 2012, we maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remaining focused on the long term outperformance of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Invesco Funds Invesco Advisers, Inc.

Market Summary: Equity markets were highly volatile during the year as investors weighed the competing issues of improved corporate profits, soft macroeconomic data and sovereign debt issues in Europe. In the U.S., corporate earnings increased, but often were overshadowed by concerns about high unemployment and a lack of consumer confidence. The year began with equity markets fueled on the second round of “quantitative easing” by the U.S. Federal Reserve and on an upward trend through the first quarter of 2011. However, with the spring came increased volatility and significant macroeconomic distortions due to civil unrest in Egypt and Libya, flooding in Australia and a devastating earthquake and tsunami in Japan. Corporate earnings remained strong with largely positive surprises, but were often overshadowed by investor concerns about continuing high unemployment and soft housing data. Although markets stabilized and were generally in positive territory through the summer, major equity indexes sold off precipitously in August as the U.S. government struggled to raise the nation’s debt ceiling. Despite an eventual agreement between the White House and Congress, credit rating agency Standard & Poor’s announced the first ever downgrade to long term U.S. government debt. Uncertainty created by the downgrade combined with the continuing saga surrounding the debt crisis in the Eurozone reignited fears of a U.S. “double-dip” and global recession. Equity markets rebounded in the fourth quarter of 2011, but despite occasional signs of sustained but muted growth, these macroeconomic factors continued to weigh on markets through the end of the year.

Global equity markets faced headwinds in 2011. Ultimately, major international and global equity indexes produced negative returns for the year, and six of the ten market sectors of the MSCI World Index posted losses. China’s growth continued to slow as the U.S. battled high unemployment and runaway deficits. Several European countries faced similar deficits, which brought to light the imperfect structure of the Euro. In addition, numerous world events caught investors’ attention, including the growing unrest in the Middle East and northern Africa, and the devastating earthquake and tsunami in Japan on March 11. The year ended with a market upswing, however, as European leaders took steps to address the Greek sovereign debt issue, expand the bailout fund and stabilize the banking system.

Across the gateway cities of the globe, real estate occupier demand has fallen back as corporations defer decision making. In retail, shopping trends continue to favor prime malls. Commercial real estate asset pricing has generally remained stable during the period for higher quality assets with good tenants and longer term leases. However, without meaningful economic growth and job creation, secondary quality real estate across most of the globe remains out of favor with both tenants and investors.

JNL/lnvesco Global Real Estate Fund

Sector Weightings*:
Financials	91.0%
Consumer Discretionary	0.1
Short Term Investments	8.9

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/lnvesco Global Real Estate Fund underperformed its benchmark by posting a return of -6.26% for Class A shares compared to -5.82% for the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts (“EPRA/NAREIT”) Developed Real Estate Index.

Given the environment during the year, global real estate securities, as measured by both the Fund’s benchmark and the Fund, produced losses for the year and underperformed the broad market, as measured by the MSCI World Index, which returned -5.54%. The Fund’s underperformance relative to its benchmark was primarily the result of security selection within select countries, including Japan and Australia. Additionally, the Fund’s underweight in Canada hurt relative performance during the year. Conversely, the Fund benefited from security selection and an overweight exposure in U.S. Real Estate Investment Trusts (“REITs”), as well as security selection in Germany. Cash, although only a minor portion of Fund assets, also contributed positively to the Fund’s benchmark relative performance given the equity market losses during the year.

Top contributors during the year included Simon Property Group Inc. (“Simon Property”) and Digital Realty Trust Inc. (“Digital Realty”). Simon Property is one of the largest real estate companies with interests in approximately 392 retail real estate properties in North America, Europe and Asia. Demand for Digital Realty, an integrated technology related REIT, remained robust as data storage remains a priority for many companies.

Top detractors from the Fund’s performance included Sun Hung Kai Properties Ltd. (“Sun Hung”) and Hongkong Land Holdings Ltd., (“Hongkong Land”), two property companies which experienced lackluster performance following strong returns in 2010. Sun Hung is one of the largest property companies in Hong Kong, focusing on premium quality residential and commercial development. Hongkong Land owns and manages prime commercial space in Hong Kong and develops premium residential properties within China and Singapore.

At the end of 2011 and relative to the Fund’s style specific benchmark, the Fund was modestly overweight France. Conversely, the Fund was underweight in the U.S., the Netherlands, Canada, the UK and Japan. We generally maintained our bias toward companies with higher quality assets, tenant rosters and flexible, generally lower leveraged balance sheets with longer term debt maturities. As a result of improvements in economic growth, we sought to add positions in companies capable of delivering higher cash flow growth. We continued to maintain a well diversified portfolio across all property types and global economic regions, based on a combination of relative fundamentals and stock valuations.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

JNL/lnvesco International Growth Fund

Sector Weightings*:
Consumer Discretionary	17.1%
Consumer Staples	13.5
Health Care	10.7
Energy	9.6
Information Technology	9.5
Industrials	9.1
Financials	9.0
Telecommunication Services	3.8
Materials	3.4
Utilities	1.5
Short Term Investments	12.8

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/lnvesco International Growth Fund outperformed its benchmark by posting a return of -6.89% for Class A shares compared to -12.11% for the MSCI EAFE Growth Index.

The Fund ended the year meaningfully outperforming its benchmark . From a sector perspective, the Fund fared better than its benchmark in six of ten sectors, significantly outperforming in consumer discretionary, financials and energy. In each instance, strong stock selection played a key role in driving relative results.

In broad geographic terms, the Fund outperformed its benchmark across both Europe and Asia. Outperformance in Asia was driven mainly by the Fund’s meaningful underweight in Japan. Outperformance in Europe was led by strong results in the UK, which at about 21% at year end, was the Fund’s largest single country exposure.

In contrast, an underweight exposure to consumer staples, the year’s strongest performing sector, detracted from relative results. However, solid stock selection enabled the Fund to deliver double digit gains, meaningfully outperforming the index sector despite the underweight position. Fund holdings in telecommunication services, predominantly in the wireless industry, detracted from both relative and absolute results as well.

The Fund ended the year with an overweight exposure versus its benchmark in energy, consumer discretionary, information technology, telecommunication services, health care and financials and an underweight exposure in utilities, consumer staples, industrials and materials.

Against this challenging backdrop, the portfolio managers intend to remain true to their bottom-up, long term investment philosophy – they will remain focused on identifying high quality companies that they believe offer good long term growth prospects at attractive valuations. Over the long term, the managers believe their focus on corporate fundamentals continues to serve investors well in an environment that remains dominated by macro economic and political uncertainties. They continue to believe that for long term investors the resulting market volatility can often provide opportunities to buy high quality companies at attractive prices.

JNL/lnvesco Large Cap Growth Fund

Sector Weightings*:
Information Technology	31.9%
Consumer Discretionary	15.8
Energy	11.9
Industrials	10.7
Health Care	8.2
Consumer Staples	7.6
Financials	3.7
Materials	3.1
Telecommunication Services	2.4
Short Term Investments	4.7

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/lnvesco Large Cap Growth Fund underperformed its benchmark by posting a return of -6.68% for Class A shares compared to 2.64% for the Russell 1000 Growth Index.

The Fund underperformed by the widest margin in information technology. Rovi Corp. was the largest detractor after giving guidance that some legacy product revenue was winding down and that newer growth products would be pushed out later into 2012. Broadcom Corp. also detracted as weak sales of smart phones and tablets which use their semiconductors surprised investors. These positions offset the contributions from Apple Inc. and Visa Inc. which were the biggest contributors to the Fund.

The Fund underperformed relative to its benchmark in health care driven by stock selection as well. One of the leading detractors from the Fund was Illumina Inc. which is the share leader in human genome mapping technology. The company launched a new mapping machine, however the failure of the Congressional “super-committee” increased the potential for budget cuts among potential buyers and caused orders to come in much lighter than estimated. Dendreon Corp., the producers of a new but expensive prostate cancer drug also detracted from performance.

The Fund also underperformed in energy driven by stock selection and an emphasis on service providers and exploration companies with higher growth rates, which were down more than the defensive integrated oil companies and the broader energy group. These firms included Halliburton Co., National Oilwell Varco Inc. and Weatherford International Ltd.

In industrials, the Fund underperformed driven by stock selection. Construction and engineering services firm Foster Wheeler AG., industrial electric equipment producer ABB Ltd. and commercial conglomerate Ingersoll-Rand Plc were all detractors from performance.

At the close of the year, the largest overweight positions included information technology, consumer discretionary and telecommunication services. The largest underweight position remains consumer staples where valuations had been higher as investors fled to perceived safety earlier in the year. Sector weights are always a result of the team’s bottom-up fundamental analysis.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

JNL/lnvesco Small Cap Growth Fund

Sector Weightings*:
Information Technology	23.7%
Health Care	16.4
Consumer Discretionary	16.2
Industrials	13.9
Energy	6.7
Financials	5.4
Materials	4.5
Consumer Staples	4.1
Utilities	1.6
Telecommunication Services	0.8
Short Term Investments	6.7

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/lnvesco Small Cap Growth Fund outperformed its benchmark by posting a return of -1.36% for Class A shares compared to -2.91% for the Russell 2000 Growth Index.

The Fund outperformed by the widest margin in consumer discretionary. Tractor Supply Co.

was a contributor to the Fund as they effectively shifted product mix to attract more recurring business and also implemented a new customer relationship system which allowed them to more effectively market with less spending. In the consumer services industry group, weight management services provider Weight Watchers International Inc. made a solid contribution to performance.

The Fund also outperformed in health care. One of the leading contributors to Fund outperformance was Valeant Pharmaceuticals International Inc., a maker of Pharmaceuticals in the neurology, dermatology and branded generics segments. The company benefited from strong demand for its products, as well as cost savings achieved from a significant acquisition, resulting in revenue and earnings growth. Zoll Medical Corp. (“Zoll”) also contributed to Fund performance. Concerns that Medicare reimbursements would be cut for Zoll’s defibrillator product were alleviated late in the year resulting in strong stock appreciation.

Outperformance in materials was also due

to stock selection. One of the leading contributors to performance in this sector was Carpenter Technology Corp. which continued to benefit from the new airplane build cycle as well as improving production efficiencies.

The Fund underperformed in financials, driven primarily by stock selection. One of the leading detractors to performance was investment banking firm Greenhill & Co. Inc. Their emphasis on merger and acquisition activity was out of favor as equity markets declined during the year. Another detractor from performance was regional bank SVB Financial Group.

Throughout the year the Fund maintained a “barbell” strategy in positioning that provided exposure to cyclical growth opportunities as well as more defensive areas of the market. Changes during the year were moderate within this framework, however the most significant changes included reductions in information technology, consumer discretionary and energy. Exposure to health care and consumer staples was increased although they both remain relative underweight positions.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Ivy Fund Ivy Investment Management Company

Market Summary: Despite a “double-dip” scare early in the year, recession did not return to the U.S. in 2011 and in our view, we do not expect one in 2012. The U.S. Federal Reserve has indicated it will keep interest rates at current levels next year, so it is expected that money will remain very cheap. Also a consideration, is that it is hard to have a recession when the cyclical sectors of the economy, such as housing and auto production, have yet to fully recover.

In addition, U.S. corporate balance sheets appear to be in very good shape because of actions companies took after the 2008 credit crisis to reduce costs and raise cash. As a result, companies are likely to maintain high margins next year. The U.S. is likely to continue to be considered a “safe haven” investment option, as was shown in late 2011, despite a credit rating downgrade by Standard & Poor’s in August.

In our view, equities are inexpensive whether analyzed by forward price/ earnings ratio or the equity risk premium (‘ERP”). The ERP is the concept that investors should be compensated for taking additional risk and it can be used to compare how equities are priced relative to bonds. Our current calculation of the ERP suggests that equities have not been this inexpensive relative to bonds since the late 1970s, and that conclusion is one important factor for the Fund favoring equities over long duration, fixed income securities.

JNL/Ivy Asset Strategy Fund

Sector Weightings*:
Consumer Discretionary	28.0%
Information Technology	17.6
Energy	13.9
Precious Metals	12.4
Financials	7.1
Industrials	6.3
Consumer Staples	1.9
Telecommunication Services	1.3
Materials	1.1
Purchased Options	0.2
Short Term Investments	10.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Ivy Asset Strategy Fund underperformed its benchmark by posting a return of -7.49% for Class A shares compared to 2.11 % for the S&P 500 Index.

Most of the Fund’s biggest equity positions contributed positive returns to the Fund’s performance during the year. Apple Inc.’s shares gained 25.8% during the year and led all other stocks in Fund contribution. Two other top 10 positions in the Fund, Wynn Resorts Ltd. and Sands China Ltd., also ranked among the top five equity contributors to the Fund.

Gold bullion, the Fund’s largest position throughout the year, ranked as the Fund’s leading contributor in 2011, as it finished the year with a 10.2% gain. The role of gold in the Fund remains the same as it has for an extended period: It serves as a cushion, a hedge, against relatively weak and often volatile fiat currencies throughout the developed world.

Modest losses on hedging positions contributed to the Fund’s relative underperformance versus the benchmark during the year, primarily as the Fund unwound a futures hedge on U.S. equities as the market rallied during October. As of December 31, 2011, the Fund had no hedges in place on equity positions. As of that date, the Fund had modest short positions on certain currencies, including the Euro. Short positions on the weakening Euro made positive contributions to the Fund for the year as a whole.

Most of the Fund’s biggest individual detractors consisted of technology stocks and Chinese related equities. NetApp Inc., Juniper Networks Inc. and Broadcom Corp. all ranked among the Fund’s 10 leading detractors during the year, each for company specific reasons. Several foreign financial related holdings, including China Pacific Insurance Group Co. Ltd., BOC Hong Kong Holdings Ltd. and Brazil’s Itau Unibanco Holding SA, also ranked among the Fund’s biggest detractors. These positions all reflected the stark equity declines that China’s and Brazil’s markets both incurred.

As 2011 closed, the Fund’s managers focused on consolidating the Fund’s assets in stocks in which they had the highest conviction. As a result, the Fund’s top 10 equity holdings as of December 31, 2011 accounted for slightly over 30% of the Fund’s assets.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL JPMorgan Funds J.P. Morgan Investment Management Inc.

Market Summary: The year 2011 will be marked as one most equity investors are glad to see pass. Cultural revolutions, earthquakes and tsunamis, ratings downgrades of major economies and extraordinary political events dominated the investment landscape. Volatility in the U.S. equity markets was at its highest levels since the 2008–2009 financial crisis. The year started off strong with yet another quarter of solid results from U.S. companies, including a 10% year over year increase in revenue and the eighth consecutive quarter of better than expected earnings. By the middle of the first quarter, however, investors were once again faced with rising uncertainty and the markets sold off sharply. In the fourth quarter investor confidence improved as economic data supported the fact that the U.S. was not headed towards a recession and European policymakers took bolder actions in their efforts to stave off a sovereign debt crisis. As the quarter drew to a close, the U.S. continued to see stronger than expected economic data on several fronts. Positive economic surprises included an encouraging Institute for Supply Management Manufacturing Survey, a solid increase in the number of housing starts and continued declines in initial jobless claims. As a result, U.S. equity markets rallied sharply in the fourth quarter, ultimately ending the year either flat or down. For the year, large caps led the pack, outperforming by 1.50% as measured by the Russell 1000 Index, followed by mid and small caps, underperforming by -1.55% and -4.18%, respectively, as measured by the Russell Midcap Index and the Russell 2000 Index, respectively.

Volatility continued to plague international equity markets in 2011. The year started on a fairly positive note, fuelled by strong corporate earnings,

continued merger and acquisition activity, an easing in European sovereign debt concerns and signs that the U.S. economic recovery was broadening. As the year progressed, however, markets were hit by a number of shocks that threatened to derail the global recovery: Japan was devastated by a massive earthquake and tsunami; a runaway fiscal deficit and political gridlock resulted in the first ever downgrade of U.S. government debt and; Eurozone sovereign debt concerns reintensified, spreading beyond Greece into larger economies like Italy. Faced with the possibility of a global economic relapse, investors fled from equities causing markets to nosedive in the third quarter. A concerted effort by the world’s central banks combined with encouraging economic news from the U.S. and China enabled the markets to recoup some of that ground in the fourth quarter but most markets still closed the year with sizable losses. Financials and cyclical sectors like materials, industrials and technology did poorly. Energy and more defensive sectors like consumer staples and health care held up well.

Economic and political uncertainty, both domestically and abroad, weighed on capital markets over the year. The U.S. Federal Reserve (“Fed”) maintained its stance on interest rates, with a target of 0.0% to 0.25% throughout 2011, and further stated that low rates would likely remain into 2013. Additionally, the Fed announced “Operation Twist” in September in an effort to “put downward pressure on longer term interest rates and make broader financial conditions more accommodative.” The spread between the 2- and 30-year Treasuries finished the year at 2.66%, down 109 basis points from the end of 2010.

JNL/JPMorgan International Value Fund

Sector Weightings*:
Financials	20.4%
Energy	12.3
Industrials	11.1
Telecommunication Services	9.5
Health Care	8.7
Consumer Discretionary	7.9
Utilities	7.4
Information Technology	6.9
Consumer Staples	5.4
Materials	4.9
Short Term Investments	5.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/ JPMorgan International Value Fund underperformed its benchmark by posting a return of -12.87% for Class A shares compared to -12.17% for the MSCI EAFE Value Index.

From a sector standpoint, stock selection in transportation services and consumer cyclicals,

utilities and telecommunication services added to relative returns, while stock selection in banks and finance and technology hardware lagged the Fund’s benchmark. Regionally, stock selection in Japan was the main contributor to excess returns, while stock selection in the UK and an underweight in the Pacific Rim detracted.

At the stock level, Samsung Electronics Co. Ltd. (“Samsung”), the Korean maker of memory chips, smartphones and consumer electronics, has been on the rise since the late summer, triggering speculation that Samsung would be able to make up ground against Apple Inc., its U.S. rival. In addition, Samsung reported stronger than expected third quarter earnings in October, as robust sales of its Galaxy line of smartphones offset weakness in its DRAM (“dynamic random access memory”) and display business. DRAM prices fell sharply over the 12 months as demand for personal computers has waned, prompting some producers to scale back production. At current prices, Samsung (being one of the lowest cost DRAM producers) is among the only producers that can generate a profit.

On the downside, Lloyd’s Banking Group Plc (“Lloyd’s”), the UK banking group, had a rough year after rebounding sharply in 2010. A weak UK economy, higher funding costs and concerns that exposure to European sovereign debt might force the bank to raise fresh capital dragged down the stock. In addition, credit rating agencies recently downgraded a number of British banks (including Lloyds) after the Chancellor of the Exchequer indicated that the government was trying to move away from providing a back stop for the banks. Despite the ongoing challenges of economic and regulatory uncertainty, the bank is making progress in executing its new strategy presented in June with the goal of generating more stable profits and, eventually, paying back state support.

We continue to focus on utilizing our research capabilities to identify the most attractive names within each sector. Given the fluid nature of the environment, however, we also stress test many of our earnings estimates.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management Inc.

JNL/JPMorgan MidCap Growth Fund

Sector Weightings*:
Information Technology	24.3%
Industrials	18.4
Consumer Discretionary	17.1
Health Care	11.9
Energy	7.9
Financials	6.9
Materials	3.4
Consumer Staples	0.8
Short Term Investments	9.3

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/JPMorgan MidCap Growth Fund underperformed its benchmark by posting a return of -5.89% for Class A shares compared to -1.65% for the Russell Midcap Growth Index.

The year 2011 as a whole provided a challenge

for the Fund’s investment style as the market rewarded slower growth companies and discounted the premium paid for higher growth, which was a headwind for our investment process. However, this headwind was not very impactful until the third quarter as the Fund was only slightly behind the benchmark after the second quarter. The third quarter was the source of most of the underperformance for the year and even though the Fund was challenged heavily in the third quarter, when the cyclical and economically sensitive names detracted most from performance, the Fund was rewarded for holding on to high conviction names in the fourth quarter.

Underperformance for the year was driven by stock selection in technology and consumer discretionary, with companies like Diamond Foods Inc. and Rovi Corp. Stock selection in producer durables and health care aided performance, with companies like Valeant Pharmaceuticals International Inc. and WW Grainger Inc (“Grainger”).

The top purchases for the year included companies like Pall Corp., FMC Corp., BorgWarner Inc. (“BorgWarner”), Marriott International Inc. and Sirius XM Radio Inc. The top sales for the year included Lamar Advertising Co., Amphenol Corp., Marvell Technology Group Ltd., Rockwell Automation Inc. and Gentex Corp.

During the year, the Fund added to exposure in producer durables, tending to favor less cyclical names like Pall Corp. and Grainger, and best in breed names, like BorgWarner and Cummins Inc. Technology is now a large overweight as well, but that is mostly the result of the Russell Mid-Cap Growth Index rebalance in mid year which saw the technology weightings in the benchmark decrease. The Fund reduced financials and materials weightings as we are not finding as many good ideas in those sectors. The Fund also remains underweight in consumer discretionary and consumer staples.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Sector Weightings*:
U.S. Government Agency MBS	51.0%
Government Securities	32.1
Non-U.S. Government Agency ABS	4.7
Financials	0.8
Information Technology	0.1
Utilities	0.1
Industrials	0.1
Consumer Staples	0.1
Short Term Investments	11.0

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed its benchmark by posting a return of 9.83% for Class A Shares compared to 9.02% for the Barclays Capital U.S. Government Bond Index.

Performance of spread sectors was mixed

over the year, with global economic and political uncertainty weighing on markets over the year. Commercial mortgage backed securities (“CMBS”) and asset-backed securities (“ABS”) continued their run of strong performance that began in 2009, and the positions in both sectors were additive to performance over the year. Security selection drove performance in the agency mortgage backed securities (“MBS”) portion of the Fund, while the Fund’s allocation in non agency MBS was a slight detractor, as volatility within that segment of the market ticked up throughout the course of the year. The Fund’s shorter duration posture relative to the Fund’s benchmark was a slight detractor, as interest rates declined across the curve.

ABS and CMBS positions continued to perform well over the year, as both sectors posted strong returns over Treasuries. As noted previously, security selection within agency MBS contributed to returns, while the Fund’s allocation in non agency MBS was a detractor. The Fund’s underweight in Treasury debt was a marginal detractor during the year as Treasuries held up well versus spread product; however, this was partially offset by allocations to stronger performing spread sectors during the year.

Sector weightings for the Fund remained fairly in line with their positioning at the end of 2010, as well as with expectations. Generally speaking, all sector allocations were marginally lower compared to 2010, driven by nearly $475 million in net inflows during the year, which drove up the allocation in the money market funds as money is allocated across sectors.

At year end, a little over half of the Fund was invested in residential mortgages. Just under 25% of the Fund was invested in Treasury securities, with a small portion of this allocation to Treasury inflation protected securities (“TIPS”). The Fund had a little over 8% in money markets. The remainder of the Fund was invested in asset backed, commercial mortgage backed, agency debt securities and credit.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Fund of Funds Jackson National Asset Management, LLC

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Franklin Templeton Founding Strategy Fund underperformed one of its benchmark by posting a return of -1.36% for Class A shares compared to 2.11% for the S&P 500 Index and outperformed its other benchmark, the MSCI World Index, which which returned -5.54%.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the three following funds: JNL/Franklin Templeton Income Fund, JNL/

Franklin Templeton Global Growth Fund and JNL/Franklin Templeton Mutual Shares Fund (“underlying funds”). The performance of the underlying funds contributed proportionally to the performance of the Fund based on their relative weights. For the year ended December 31,2011, JNL/Franklin Templeton Income Fund returned 2.53%, JNL/Franklin Templeton Global Growth Fund returned -6.08% and JNL/Franklin Templeton Mutual Shares Fund returned -0.66%.

JNL/Mellon Capital Management 10x10 Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management 10x10 Fund underperformed its benchmark by posting a return of -2.09% for Class A shares compared to 1.03% for the Russell 3000 Index.

The investment objective of the Fund is capital appreciation and income. The Fund seeks to achieve its objective by investing in the following Funds: JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon

Capital Management Bond Index Fund (“underlying funds”). For the year ended December 31, 2011, JNL/Mellon Capital Management Bond Index Fund contributed the most to the Fund’s performance with a return of 7.15%. JNL/Mellon Capital Management International Index Fund detracted the most from the Fund’s performance with a return of -12.26%. JNL/Mellon Capital Management JNL 5 Fund returned -2.07%, JNL/Mellon Capital Management S&P 500 Index Fund returned 1.47%, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund returned -2.14% and JNL/Mellon Capital Management Small Cap Index Fund returned -4.34%.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Fund of Funds (continued) Jackson National Asset Management, LLC

JNL/Mellon Capital Management Index 5 Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management Index 5 Fund underperformed its benchmark by posting a return of -2.08% for Class A shares compared to 1.03% for the Russell 3000 Index.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing in the following Funds: JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund

and JNL/Mellon Capital Management Bond Index Fund (“underlying funds”). For the year ended December 31, 2011, JNL/Mellon Capital Management Bond Index Fund contributed the most to the Fund’s performance with a return of 7.15%. JNL/Mellon Capital Management International Index Fund detracted the most from the Fund’s performance with a return of -12.26%. JNL/Mellon Capital Management S&P 500 Index Fund returned 1.47%, JNL/ Mellon Capital Management S&P 400 Mid Cap Index Fund returned -2.14% and JNL/Mellon Capital Management Small Cap Index Fund returned -4.34%.

JNL/S&P4 Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P 4 Fund outperformed its benchmark by posting a return of 5.87% for Class A shares compared to 2.11% for the S&P 500 Index.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the four following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/ S&P Total Yield Fund (“underlying funds”). The performance of the underlying funds contributed proportionately to the performance of the Fund based on their relative weights. For the year ended December 31, 2011, JNL/S&P Dividend Income & Growth Fund contributed the most to the Fund’s performance with a return of 12.42%, as a result of superior performance from consumer discretionary, health care and information technology stocks. JNL/S&P Total Yield Fund detracted the most from the Fund’s performance with a return of -5.40%, as a result of poor performance from financial stocks which underperformed in a turbulent 2011. JNL/S&P Competitive Advantage Fund returned 10.53% and JNL/S&P Intrinsic Value Fund returned 6.52%.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Lazard Funds Lazard Asset Management LLC

Market Summary: The market’s annual results veiled its high volatility, which was largely driven by macroeconomic events. In particular, the sovereign debt crisis in the Eurozone, concerns about inflation in the emerging markets and a hard landing in China, and political disputes by U.S. congressional leaders over the nation’s debt ceiling and the country’s subsequent long term credit downgrade affected the market. However, corporate earnings continued to be a bright spot in the uncertain market environment, as companies, particularly those in the U.S., have been actively reducing costs and capital expenditures to ensure strong profitability and cash generation, even in a lackluster economic environment. During the fourth quarter, the Russell Midcap Index rose amid greater optimism for a resolution to the debt crisis. Although the outcome of the European Union summit lacked full details, it appeared to be a step toward greater economic integration, which is vital for a comprehensive solution to the sovereign debt crisis, in our view. Additionally, investors were heartened as U.S. economic data strengthened over the last several weeks. Claims for new unemployment benefits have fallen, and both industrial production and consumer spending have increased. Sector leadership for the year in the Russell Midcap Index was led by the traditionally more defensive utilities and consumer staples sectors.

Faced with concerns over the servicing of European debt and Chinese growth, and thus, overall global economic activity, shares in emerging markets declined considerably in 2011. Emerging market equities underperformed industrialized markets despite the fact that the principal sources of concern emanated from those industrialized nations. There was also a major budget dispute in the U.S. Congress in July, which further bolstered market anxiety. The MSCI Emerging Markets Index decreased -18.42% in

2011, as shares in Asia performed less poorly than those in Latin America, Eastern Europe and the Middle East. There were significant declines during the year, not just in the capital markets, but also in the values of emerging market currencies and commodities.

South Korean shares, particularly automobile and electronic stocks, appeared to benefit from competitive opportunities following the Japanese earthquake. Indonesian and Philippine equities continued to record solid returns as impressive economic growth persisted. Malaysian stocks also rallied, helped by impressive economic performance. Slowing growth, accompanied by stubbornly high inflation, resulted in the underperformance of Indian equities and the Rupee.

Large Latin American markets had weak performance over the year. Colombian shares were the best performers, helped by strong copper and agricultural commodity prices. Stocks in Mexico started the year poorly, but recovered impressively in the fourth quarter. Argentinean shares were the weakest, hurt by concerns over corporate and political issues.

Mixed performance was registered across most of Eastern Europe, the Middle East and Africa. Share prices outperformed in South Africa aided by robust commodity prices. The Turkish market was weak, undermined by general risk aversion and the central bank’s application of an unorthodox monetary policy. Markets also fell in Hungary and Poland, as both were associated with the challenges facing the European Union, and the formers attempted to balance its budget. Egyptian shares fell significantly as a result of the historical political changes that took place in the country during the year.

JNL/Lazard Emerging Markets Fund

Sector Weightings*:
Financials	20.8%
Information Technology	16.8
Consumer Staples	13.6
Materials	12.7
Telecommunication Services	9.1
Industrials	7.7
Energy	6.9
Consumer Discretionary	5.3
Utilities	2.1
Short Term Investments	5.0

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Lazard Emerging Markets Fund outperformed its benchmark by posting a return of -17.75% for Class A shares compared to -18.42% for the MSCI Emerging Markets Index.

Traditionally defensive sectors, such as consumer staples, telecommunication services, consumer discretionary and utilities, outperformed in 2011. Cyclical sectors, such as industrials and materials, were the weakest performers.

Stock selection in the information technology sector and within Brazil also added value. Cielo SA and Redecard SA, both Brazilian credit card processors, performed well following expectations of strong results driven by volume growth and stable margins. Companhia de Bebidas das Americas, a Brazilian beverage company, had strong share price performance due to rising volumes and pricing for its products. In addition, a higher than benchmark exposure to consumer staples helped performance.

Stock selection within financials and tele-communication services detracted from relative returns. Turkiye is Bankasi SA, a Turkish bank, was negatively affected by central bank policies and a market regulator’s investigation into claims of opposition party influence on the company’s policies. Shares of Vale SA, a Brazilian iron ore mining company, fell amid concerns regarding potential changes in royalties and government pressure for the CEO to resign. Punjab National Bank Ltd., an Indian bank, fell as a result of potentially slower growth due to the slowing economy, and the risk of increased credit costs as interest rates rise in India.

We continue to be optimistic about emerging markets for all time frames. Barring a very poor period of global economic growth, we continue to find emerging markets equity valuations inexpensive and, thus, compelling.

JNL/Lazard Mid Cap Equity Fund

Sector Weightings*:
Information Technology	17.8%
Consumer Discretionary	15.1
Financials	14.9
Industrials	12.4
Consumer Staples	8.2
Health Care	8.2
Utilities	7.0
Energy	6.4
Materials	4.5
Short Term Investments	5.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Lazard

Mid Cap Equity Fund underperformed its benchmark by posting a return of -5.67% for Class A shares compared to -1.55% for the Russell Mid-cap® Index.

Stock selection in information technology contributed to performance. Shares of Motorola Mobility Holdings Inc., the spin-off of Motorola Inc.’s wireless and cable business, climbed after Google Inc. forged a deal to buy the company for $12.5 billion. The deal, which must be approved by the Justice Department, is expected to close in 2012. A lack of exposure to telecommunication services also helped returns, as the sector was the worst performer in the index during the year.

In contrast, stock selection in health care detracted from performance. Shares of pharmaceutical company Warner Chilcott Plc (“Warner

Chilcott”) declined on investor concerns over the firm’s leveraged balance sheet, an FDA review of its osteoporosis drugs and the risk of generic competition for an oral acne drug. We are comfortable with Warner Chilcott’s debt, as the company does not have maturities until 2016 and has excellent free cash flow, in our view. We also believe that the worries surrounding the company’s products are manageable. Stock selection in materials also hurt returns. Shares of salt maker Compass Minerals International Inc. declined on macroeconomic and weather related concerns. We believe the company has a strong balance sheet and good growth potential.

Unfortunately, the same macro considerations that overwhelmed the micro considerations in 2011 are likely to be repeated again in 2012. We

JNL Lazard Funds (continued) Lazard Asset Management LLC

JNL/Lazard Mid Cap Equity Fund (continued)

continue to believe that over time, investors will reward companies that grow revenue and earnings. Moreover, at some point investors will also appropriately reward the companies that generate high levels of returns on capital through the cycle, especially those that delivered during the worst economic downturn since the Great Depression. While it might be too early to call for multiple expansion, we believe it is not too early to call for multiples to stop compressing.

In conclusion, we remain optimistic regarding the prospects for companies to deliver growth in revenue and earnings in our base case scenario. We continue to find excellent investment opportunities, many of which have actually de-rated in 2011 in spite of great results. These companies not only have excellent organic cash flow, strong balance sheets and operational flexibility, but also have attractive valuations. We believe these characteristics should enable the companies to persevere through volatility and be rewarded appropriately for the resilience when the major macro, political and regulatory concerns have become less prominent in investors’ minds.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s stores, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL M&G Funds M&G Investment Management Limited

Market Summary: Investors faced a long list of serious issues in 2011 – from the tsunami and potential nuclear explosion in Japan, worsening economic data from the U.S. and China to the Eurozone debt crisis. It is therefore unsurprising that global stock markets followed such a treacherous path throughout the year; performing relatively well in the first two months of 2011, only to give up these gains in mid March following the tragic disaster in Japan. Stock markets recouped most of these losses in April as valuations became more attractive, but not before long, the extent of the financial problems facing the Eurozone, not only Greece and Ireland, but also Portugal, Spain and Italy came to light, and riskier assets were shunned.

Investors questioned the ability of policymakers to resolve the Eurozone debt crisis and fears that one of the region’s heavily indebted countries would default were ever present. Risk appetite was also shaken by disappointing economic releases from the U.S. and China, which suggested that the global recovery was losing momentum.

With sentiment being driven by news flow regarding the economy and the Eurozone, company fundamentals were overlooked even though many businesses remained in good financial health, having trimmed their costs during the previous downturn.

In this environment, more “cyclical” sectors, especially basic materials, experienced the biggest losses as investors focused on those industries where earnings are likely to be more stable, such as health care, consumer goods, telecommunications and utilities. Banking stocks were also shunned amid investors’ fears over their potential exposure to debt from the Euro-zone. At a regional level, European equities bore the brunt of investors’ concerns over the region’s crisis and suffered significant losses, while the U.S. stock market – albeit volatile – held up relatively well overall and ended the year in positive territory. Asia ex-Japan and emerging market stocks trailed their western counterparts due to investors’ reluctance to invest in riskier assets.

JNL/M&G Global Basics Fund

Sector Weightings*:
Materials	36.1%
Consumer Staples	14.2
Energy	13.7
Industrials	13.6
Health Care	5.5
Financials	2.7
Consumer Discretionary	2.1
Short Term Investments	12.1

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/M&G Global Basics Fund underperformed its benchmark by posting a return of -11.89% for Class A shares compared to -6.48% for the FTSE World Index.

An overweight position in basic materials had a negative effect on the Fund in 2011. However, stock selection in this area of the market was positive, helped by a position in Australian mineral sands miner lluka Resources Ltd., which made a significant contribution to performance.

Disappointments with the basic materials sector included copper miner Oz Minerals Ltd. (“Oz Minerals”) and platinum producer Lonmin Plc (“Lonmin”). As well as being hurt by lower commodity prices, company specific factors were also at play. Australia’s Oz Minerals paid out legal costs to settle shareholder lawsuits regarding refinancing plans and announced lower copper production volumes. Operational issues at Lonmin combined with energy shortages and an active miners’ trade union hurt production. The position in Lonmin was closed during the final quarter of 2011.

Meanwhile, a relatively large weighting in consumer related stocks, including oral care products giant Colgate-Palmolive Co., Anglo Dutch consumer products manufacturer Unilever NV (“Unilever”) and Irish food ingredients producer Kerry Group Plc, contributed positively to performance.

In light of the worsening economic environment, the Fund manager reduced exposure to some of the more economically sensitive holdings and replaced them with more resilient, defensive stocks. For example, he reduced the Fund’s position in independent nickel and manganese miner Eramet and used some of the assets to increase exposure to gold mining companies, including Newmont Mining Corp. (“Newmont”). and NovaGold Resources Inc. – a notable theme for the Fund in 2011. The Fund manager also sold those holdings where successful investment theses had run their course, notably U.S. coffee chain Starbucks Corp. and previously mentioned Unilever.

Although more cautious about the economy, the Fund manager remains a firm believer in the ongoing shift of economic power from the more developed “West” to faster growing emerging markets in the “East”. He believes that the Fund is well positioned – thanks to a focus on stock selection and the mix of well managed companies in the Fund with attractive assets – to take advantage of this development.

JNL/M&G Global Leaders Fund

Sector Weightings*:
Information Technology	15.5%
Industrials	15.0
Consumer Discretionary	13.8
Consumer Staples	12.1
Health Care	12.0
Energy	10.3
Financials	8.7
Materials	5.0
Utilities	1.7
Telecommunication Services	1.5
Short Term Investments	4.4

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/M&G Global Leaders Fund underperformed its benchmark by posting a return of -11.60% for Class A shares compared to -6.48% for the FTSE World Index.

Investors tended to prefer higher quality, ‘safer’ companies to riskier, lower quality stocks and the Fund’s focus on improving, lower returning businesses was therefore disadvantageous. Stock selection was negative, especially among North American companies.

Stakes in Citigroup Inc., oil & gas company Talisman Energy Inc. (“Talisman Energy”) and education provider Devry Inc. disappointed in particular. Talisman Energy is a longer duration restructuring play and these types of stocks were shunned due to the higher degree of uncertainty over future earnings. Fears of a recession in the Eurozone hit German retailer Metro AG, which lost significant value when it issued a profit warning. In India, the weakening economy and high inflation hurt the Fund’s stake in State Bank of India Ltd.

Some of these losses were offset by positive stock picking within Japan and the Fund’s holding in convenience store operator Lawson Inc. proved extremely valuable. Given the “risk-off” environment, some of the Fund’s more defensive holdings also added value, including pharmaceutical company Pfizer Inc., food producer HJ Heinz Co. (“Heinz”) and U.S. gold producer Newmont. Heinz and Newmont entered the Fund when the Fund manager rebalanced the Fund’s risk profile in the second quarter of 2011. Newmont has adopted a greater focus on creating shareholder value and linked its dividend payout to the gold price. Meanwhile, Heinz continues to benefit from solid growth outside its domestic market.

The Fund’s exposure to Japan was increased due to the Fund manager’s belief that many

Japanese companies were offering good value. He invested in motor manufacturer Nidec Corp., engineering group JGC Corp. and games manufacturer Sega Sammy Holdings Inc., and at the end of the year about 14% was invested in Japan, compared with 8% in the FTSE World Index.

The Fund manager closed the positions in businesses that had performed well and where he believed that their end markets would suffer from a weaker global economy. Korea’s Samsung Electronics Co. Ltd., Hong Kong based Hutchison Whampoa Ltd. and Australian construction group Boral Ltd. were sold as the Fund manager believed that their shares were fairly valued. The Fund’s underweight in financials was also increased, reflecting his cautious outlook on banks, and HSBC Holdings Plc and JP Morgan Chase & Co. were sold during the year.

JNL M&G Funds (continued) M&G Investment Management Limited

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds Mellon Capital Management Corporation

Market Summary: Helped by a strong fourth quarter, U.S. stocks climbed back from steep losses during the third quarter to close mixed in 2011. Stock prices faced headwinds on concerns about Europe’s sovereign debt crisis and signs of slowing activity in developed and emerging markets, but recovered as U.S. growth surprised to the upside and earnings remained robust. The S&P 500 Index rose 11.82% in the fourth quarter, and managed to gain 2.11% for the year. Small cap stocks underperformed large caps during 2011, as the Russell 2000 Index fell -4.18%, while value stocks outperformed growth. Utilities and consumer staples were the best performing sectors in the S&P 500 Index, while financials underperformed.

U.S. fixed income markets produced another solid year of performance. Fears of a “double- dip” recession and further intervention by the U.S. Federal Reserve (“Fed”) in order to drive down long term interest rates prompted a rally in longer term Treasuries. The yield of the bellwether 10-year

Treasury note fell from 3.39% to 1.89%. The Barclays Capital U.S. Aggregate Bond Index gained 7.84% for 2011. Treasury bonds, as measured by the Barclays Capital U.S. Treasury Bond Index gained 9.81%, outperforming most other sectors. The corporate sector still had a strong year, with the Barclays Capital U.S. Credit Index posting a total return of 8.35%.

International markets fell during 2011, though there was wide dispersion among individual country markets due to exposure to the Eurozone sovereign debt crisis. Unlike U.S. stocks, whose strong fourth quarter helped recoup earlier losses, international stocks did not experience as strong a fourth quarter. The MSCI EAFE Index lost -12.14% in 2011 in U.S. Dollar terms. Notable underperformers on a local net basis included Greece (-61.53%), Japan (-18.73%) and Germany (-15.34%). Outperformers on a local net basis included Ireland (+17.51%) and New Zealand (+5.69%).

JNL/Mellon Capital Management European 30 Fund

Sector Weightings*:
Health Care	26.5%
Energy	14.7
Telecommunication Services	11.8
Industrials	8.9
Utilities	8.1
Financials	7.2
Consumer Discretionary	7.2
Consumer Staples	6.8
Materials	5.9
Investment Companies	0.4
Short Term Investments	2.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management European 30 Fund outperformed its benchmark by posting a return of -7.35% for Class A shares compared to -11.06% for the MSCI Europe Index.

Companies that contributed to the Fund’s performance included: Next Plc, the UK’s second largest clothing retailer, gained due to strong performance in the third quarter, driven by its web based directory business, which grew sales by 16.9% in the quarter. Royal Dutch Shell Plc, Europe’s biggest oil company, gained after Iraq approved a $17 billion contract in which Royal Dutch Shell Plc and Qatar Petroleum signed an agreement to develop a petrochemicals plant in the Gulf country for an estimated cost of $6.4 billion. Also the third quarter profit doubled as energy prices rose and it ramped up projects from Qatar to Canada. Net income increased to $7 billion from $3.5 billion a year earlier.

Companies that detracted from the Fund’s performance included: Danske Bank A/S (“Danske Bank”), a Danish banking group that is made up of Danske Bank, Realkredit Danmark and other subsidiaries, declined due to profit concerns and difficulties in raising funding. Actelion Ltd., a pharmaceutical company, declined as it reported a decline in third quarter earnings, due to lower product sales. The company announced that 2012 sales would decline due to pricing and competitive pressures.

JNL/Mellon Capital Management Pacific Rim 30 Fund

Sector Weightings*:
Financials	20.9%
Utilities	16.4
Telecommunication Services	15.2
Consumer Staples	13.4
Health Care	12.1
Industrials	7.7
Materials	3.5
Investment Companies	3.4
Short Term Investments	7.4

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management Pacific Rim 30 Fund outperformed its benchmark by posting a return of -1.87% for Class A shares compared to -13.74% for the MSCI Pacific Index.

Companies that contributed to the Fund’s performance included: Toho Gas Co. Ltd, a company primarily engaged in the gas business, helped the Fund with good performance results. The company reported good revenue growth and declared a dividend payout. Telecom Corp. of New Zealand Ltd. (“Telecom”), provider of telecommunications services, helped the Fund as New Zealand’s government approved the company’s plan to split its assets after its structural separation, the first step in Telecom’s proposed demerger. Investors will hold one Chorus share (new company) for every five Telecom shares they owned.

Companies that detracted from the Fund’s performance included: Tokyo Electric Power Co. Inc. generates, transmits, and distributes electricity. The company’s stock plunged due to their nuclear disaster. The company’s nuclear reactor was damaged by Japan’s biggest earthquake after the failure of the cooling system heightened the risk of a meltdown. Cathay Pacific Airways Ltd., Asia’s largest international carrier, declined after the airline announced lower than expected bookings which are trailing capacity growth.

JNL/Mellon Capital Management S&P 500 Index Fund

Sector Weightings*:
Information Technology	18.3%
Financials	12.8
Energy	11.8
Health Care	11.3
Consumer Staples	11.1
Consumer Discretionary	10.3
Industrials	10.2
Utilities	3.7
Materials	3.4
Telecommunication Services	3.0
Short Term Investments	4.1

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management S&P 500 Index Fund underperformed its benchmark by posting a return of 1.47% for Class A shares compared to 2.11 % for the S&P 500 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the S&P 500 Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Apple Inc., designer, manufacturer and retailer of personal computer, mobile communication devices and related software and services, gained as it launched a new iPhone 4S in September that boasts a stronger chip for processing data and a more advanced camera. Also, the company announced plans to return capital to shareholders in the form of a stock buyback or dividend using available cash. Exxon Mobil Corp., the largest U.S. oil company, gained as earnings rose due to rising oil and natural gas prices. In addition, the company agreed to invest $3.2 billion in a joint venture with Russian oil giants to extract oil and natural gas from the Russian Arctic.

Companies that detracted from the Fund’s performance included: Bank of America Corp., the biggest U.S. bank, declined after the company lost $7.65 billion in the third

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management S&P 500 Index Fund (continued)

quarter due to a charge related to credit and debit card reform legislation passed over the summer. The mortgage problems also ate into revenue, which fell about 55%, to $13.2 billion. The bank reported a sharp decline in non interest income, the result of swelling mortgage provisions. Citigroup Inc. (“Citigroup”), a diversified financial services holding company, declined due to lower profits as compared to last year. Citigroup suffered from slower U.S. economic growth and concerns that the lender may face losses linked to indebted European nations. The company stock fell to less than half of its so called book value after Standard & Poor’s cut the U.S. credit rating.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Sector Weightings*:
Financials	19.3%
Industrials	15.6
Information Technology	14.4
Consumer Discretionary	12.2
Health Care	9.4
Materials	6.3
Energy	6.2
Utilities	5.8
Consumer Staples	4.0
Telecommunication Services	0.5
Short Term Investments	6.3

Total Investments	100.0%

*Total Investments at December 31. 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund underperformed its benchmark by posting a return of -2.14% for Class A shares compared to -1.73% for the S&P MidCap 400 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the S&P 400 MidCap Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Dollar Tree Inc., operator of a discount variety store chain in the U.S., gained as the company posted strong third quarter results. Higher sales of basic and discretionary products and Halloween sales drove the company’s overall sales growth during the quarter. Perrigo Co., a global health care supplier, manufacturer and distributor of over the counter (“OTC”) and generic prescription pharmaceuticals, gained as the company reported record revenue and adjusted earnings for the first quarter. The company’s prescription (“Rx”) segment continued its excellent performance, which was driven by the acquisition of Paddock Labs LLC, new product sales and strong organic Rx results. Store brand OTC market share continued to grow during the quarter.

Companies that detracted from the Fund’s performance included: Cree Inc., a maker of energy efficient lighting products, declined after the company cut its revenue forecast as demand for LED parts slowed. Rovi Corp., a provider of digital home entertainment products, declined due to higher expenses linked to stock compensation and an acquisition. The company agreed to buy Sonic Solutions, the owner of popular digital video player software DivX, for $720 million in cash and stock.

JNL/Mellon Capital Management Small Cap Index Fund

Sector Weightings*:
Financials	20.1%
Information Technology	15.2
Industrials	14.2
Consumer Discretionary	11.8
Health Care	11.4
Energy	6.1
Materials	4.0
Consumer Staples	3.3
Utilities	3.3
Telecommunication Services	0.8
Short Term Investments	9.8

Total Investments	100.0%

*Total Investments at December 31,,2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management Small Cap Index Fund

underperformed its benchmark by posting a return of -4.34% for Class A shares compared to -4.18% for the Russell 2000 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the Russell 2000 Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Healthspring, Inc. (“Health-spring”), a health maintenance organization, gained as Cigna Corp., the fifth largest U.S. insurer, agreed to buy Healthspring for $3.8 billion in cash. Pharmasset, Inc. (“Pharmasset”), a pharmaceutical company, gained as Gilead Sciences Inc., the world’s largest maker of HIV medicines, agreed to buy Pharmasset for $11 billion in cash.

Companies that detracted from the Fund’s performance included: Hecla Mining Co., the biggest U.S. silver producer, declined as the company agreed to pay more than $263 million to settle one of the nation’s largest superfund lawsuits. The company’s payment, including interest, will be made to the federal government, the Coeur d’Alene Indian Tribe and the state of Idaho, resolving claims stemming from waste discharged from the company’s mining operations. Meritor Inc., provider of drive train mobility and braking solutions for original equipment (“OE”) manufacturers of trucks, trailers and specialty vehicles sales, declined as fourth quarter sales were lower due to a decline in the European commercial truck and China off highway markets.

JNL/Mellon Capital Management International Index Fund

Sector Weightings*:
Financials	19.9%
Industrials	11.6
Consumer Staples	10.7
Materials	9.4
Consumer Discretionary	9.3
Health Care	9.3
Energy	8.5
Telecommunication Services	5.6
Information Technology	4.3
Utilities	4.2
Short Term Investments	7.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon

Capital Management International Index Fund underperformed its benchmark by posting a return of -12.26% for Class A shares compared to -12.14% for the MSCI EAFE Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the MSCI EAFE Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: GlaxoSmithKline Plc (“GlaxoSmithKline”), a research based pharmaceutical company, gained on the news that Thomas H. Lee Partners LP is in the lead to buy consumer health assets from GlaxoSmithKline. Also, Fitch Ratings affirmed the company’s long term Issuer Default Rating (“IDR”) and senior unsecured rating at ‘A+’ and short term IDR at ‘F1’. Royal Dutch Shell Plc (“Royal Dutch Shell”), Europe’s biggest oil company, gained after Iraq approved a $17 billion contract in which Royal Dutch Shell and Qatar Petroleum signed an agreement to develop a petrochemicals plant in the Gulf country for an estimated cost of $6.4 billion. Also, the third quarter profit doubled as energy prices rose and it ramped up projects from Qatar to Canada. Net income increased to $7 billion from $3.5 billion a year earlier.

Companies that detracted from the Fund’s performance included: HSBC Holdings Plc, Europe’s largest bank by market value, declined after the company, faced with surging costs for

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management International Index Fund (continued)

salaries, planned to eliminate 30,000 jobs by the end of 2013, about 10% of the staff. Their profits fell in the third quarter amid Europe’s sovereign debt crisis and posted higher bad debt provisions for its U.S. unit. BMP Billiton Ltd., Australia’s largest oil and gas producer, declined as the company expects its petroleum output to fall in 2012 because of drilling delays in the U.S. Gulf of Mexico following the disaster at BP Pic’s Macondo well.

JNL/Mellon Capital Management Bond Index Fund

Sector Weightings*:
Government Securities	38.8%
U.S. Government Agency MBS	30.2
Financials	7.7
Non-U.S. Government Agency ABS	2.1
Energy	1.8
Utilities	1.6
Consumer Discretionary	1.6
Health Care	1.5
Consumer Staples	1.5
Telecommunication Services	1.2
Industrials	1.1
Materials	1.0
Information Technology	0.9
Short Term Investments	9.0

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management Bond Index Fund under performed its benchmark by posting a return of 7.15% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the Barclays Capital U.S. Aggregate Bond Index weightings, while minimizing transaction costs.

The investment objective of the Fund is to match the performance of its benchmark. The Fund is constructed utilizing a combination of stratified sampling, characteristics matching and replication in order to match the key performance driving characteristics.

The mistracking of the Fund to its benchmark was largely driven by the inflows into the strategy throughout the year. The Fund grew in assets under management (“AUM”) by close to $200 million to finish the year at an AUM of slightly over

$1.55 billion. The cashflows generated 7 basis points in transaction costs, which detracted from the Fund’s performance. Due to the decreased liquidity in the market, transaction costs were generally higher during the year. We continued to experience volatility in the fixed income markets, as investors feared that the Euro area sovereign debt crisis would spread from the peripheral countries to the core European economies, such as France and Germany. Domestically, fears of a “double-dip” recession and further intervention by the Fed in order to drive down long term interest rates prompted a rally in longer term Treasuries. Other issues causing rapid shifts in investors’ willingness to take on risk included Standard & Poor’s downgrade of U.S. debt, the U.S. deficit debate and signs of slowing activity in emerging markets. Treasury bonds, as measured by the Barclays Capital U.S. Treasury Bond Index gained 9.81%, outperforming most other sectors. The corporate sector still had a strong year, with the Barclays Capital U.S. Credit Index posting a total return of 8.35%.

JNL/Mellon Capital Management Global Alpha Fund

Sector Weightings*:
Purchased Options	2.1%
Short Term Investments**	97.9

Total Investments	100.0%

*Total Investments at Decembers 31, 2011

**In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Mellon Capital Management Global Alpha Fund outperformed its benchmark by posting a return of 2.88% for Class A shares compared to 0.05% for the Citigroup 1-Month Treasury Bill Index.

For the Fund’s strategy, we employ exchange-traded stock and bond futures, which have the full backing of the respective exchange. We also employ

OTC currency forwards to obtain long/short currency positions. Currency forward contracts are the most liquid and flexible means of obtaining currency exposure because of their customizable contract sizes and maturity dates. We employ derivatives because they have much lower trading costs.

For 2011, the cross country equity allocation and cross country bond allocation component strategies were the main contributors to the out-performance versus the Fund’s benchmark. In the cross country equity allocation, underweights to Hong Kong and Japan were the best performing positions. Hong Kong stocks underperformed on concerns over inflation and interest rate increases in China, while Japanese stocks under performed as earnings surprised to the downside and the Japanese Yen remained strong, hurting exporters. In the cross country bond allocation the Fund’s overweight to the U.S. was the largest positive contributor. U.S. bonds outperformed on fears of a “double-dip” recession in the U.S., heightened risk aversion from the lingering European sovereign debt crisis and after the Fed intervened in order to drive down long term interest rates. An underweight to German bonds was the largest detractor, as they outperformed after investors sought their safe haven amid continued problems with the peripheral countries in the Euro area. The currency component also added alpha, due mainly to an underweight in the Euro. The Euro fell to an 11-month low against the U.S. Dollar late in the year due to the failure of European leaders to resolve the region’s sovereign debt problems, expectations of more interest rate cuts by the European Central Bank and declining growth prospects. Positions in the New Zealand and Canadian Dollars were the largest detractors for the year.

JNL/Mellon Capital Management Emerging Markets Index Fund

Sector Weightings*:
Financials	22.7%
Energy	13.1
Materials	13.1
Information Technology	12.0
Telecommunication Services	8.1
Consumer Discretionary	7.7
Consumer Staples	7.4
Industrials	5.8
Utilities	3.4
Investment Company	1.8
Healthcare	1.0
Short Term Investments	3.9

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the period August 29, 2011 through December 31, 2011, the JNL/Mellon Capital Management Emerging Markets Fund underperformed its benchmark by posting a return of -9.20% for Class A shares compared to -8.25% for the MSCI Emerging Markets Index.

Companies that contributed to the Fund’s performance included: Samsung Electronics

Co. Ltd., a Korean manufacturer of consumer and industrial electronic equipment, gained due to profit gains in their smart phone division. The company also had gains in operating profit in the fourth quarter due to the sale of its hard disk unit to Seagate Technology Plc. Cia de Bebidas das Americas (“AmBev”), Brazilian producer of beer, soft drinks, tea and sport drinks, gained as the company experienced revenue growth due to higher prices and higher direct distribution volumes.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Emerging Markets Index Fund (continued)

Companies that detracted from the Fund’s performance included: Petroleo Brasileiro SA, the Brazilian oil producer and exploration company, fell due to a decrease in the price of crude and its inability to raise prices. The company also declined as its higher production costs and bigger spending plans made it vulnerable to the poor economy. Vale SA, the world’s largest iron ore producer, underperformed as the demand outlook for iron ore decreased. The company was also faced with rising costs and project delays.

Total Return
For Class A Shares
Since Inception	-9.20%
(Inception date August 29, 2011)

Total Return
For Class B Shares
Since Inception	-9.20%
(Inception date August 29, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Oppenheimer Fund OppenheimerFunds, Inc.

Market Summary: After strong gains in 2010, developing market equities generally started the year off lagging their developed counterparts due to concerns over slowing growth and rising inflation. Market volatility across global equity markets grew over the second quarter of 2011 when Greece again teetered on the brink of defaulting on its sovereign debt, rekindling worries that fiscal instability might spread to other parts of Europe. A natural disaster in Japan caused disruptions in supply chains in the information technology sector and the automotive industry. Previously high flying economies such as Brazil, Australia and India saw their gross domestic product (“GDP”) numbers cool off significantly as they struggled to keep their economies from heading into recession. Due to the sluggish economy and lowered expectations for future economic growth, global equities began a decline over the summer that intensified as the third quarter progressed. Uncertainty and market nervousness grew as a deal to raise the U.S. debt ceiling was not reached until shortly before the deadline. As a result of the intense political wrangling, the credit rating agency Standard & Poor’s took the unprecedented and controversial step of downgrading the debt of the U.S., a decision that the two other major U.S. credit rating agencies opted not to follow. These events, coupled with the high likelihood of a Greek default on its debt and worries that Italy might be next, sent stocks sharply lower over the third quarter of 2011. In the fourth quarter, equity markets finished the period largely on a positive note, rebounding strongly in October, in particular, as European leaders sought to undertake measures to address the debt issues in the region and the U.S. economy began to show some signs of life. A decisive shift toward easing monetary policy in China and an interest rate cut by Brazil in late November for the third time since August, stimulated large gains in Eurozone bond markets as yields fell in almost every country in the Eurozone and also sparked a temporary rally in the global equity markets.

JNL/Oppenheimer Global Growth Fund

Sector Weightings*:
Information Technology	28.0%
Consumer Discretionary	17.7
Financials	12.7
Industrials	12.2
Health Care	10.3
Consumer Staples	9.5
Energy	3.8
Telecommunication Services	1.3
Materials	0.8
Utilities	0.7
Short Term Investments	3.0

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Oppenheimer Global Growth Fund underperformed its benchmark by posting a return of -8.22% for Class A shares compared to -5.54% for the MSCI World Index.

During the year, top individual contributors to Fund performance included leading global fast food retailer McDonald’s Corp., (“McDonald’s”) health care provider Aetna, Inc. (“Aetna”) and aerospace and defense manufacturer European Aeronautic Defence & Space Co. (“EADS”). McDonald’s continued to post solid results, as it benefited from the popularity of its McCafe beverage line-up, breakfasts and its premium chicken sandwiches. Managed health care firm Aetna was a top contributor to Fund performance, as fears over the new health care overhaul abated to a degree. During the year, the firm raised its 2011 forecast and reported earnings that beat Wall Street expectations. EADS, a leading manufacturer of products related to the aerospace and defense industry, continued to display impressive financial results, growing revenues and reducing the percentage of sales devoted to cost of goods sold.

During the year, the top individual detractors from Fund performance included investment banking firms Credit Suisse Group AG (“Credit Suisse”) and Goldman Sachs Group, Inc. (“Goldman Sachs”) and consumer discretionary company Sony Corp. (“Sony”). Stocks of the leading investment banking houses generally did not perform well during the year, including the Fund’s investments in Credit Suisse and Goldman Sachs. These two holdings declined amid market concern over global economic growth, and the heightened possibility of a Greek default affecting these banks’ balance sheets. A more difficult and uncertain regulatory environment also resulted in market skittishness about stocks of investment banks. With a weakening global economy and a gloomy economic outlook, Sony was hurt by the fading demand for television sets and rapidly falling television set prices, in addition to a weak Japanese economy and Japanese stock market.

At year end, relative to its benchmark, the Fund had significant overweight positions in information technology and consumer discretionary and also an overweight position in industrials. We continue to favor information technology and consumer discretionary, as we have done consistently in the past. We find that these sectors tend to house companies whose characteristics are generally ones that we seek when identifying companies in which to invest. The Fund had significant underweight positions within energy, materials, financials, utilities, and telecommunication services, with the largest underweights in energy and materials.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL PAM Funds Prudential Asset Management (Singapore) Limited**

Market Summary: The stock markets of Asia ex-Japan fell in 2011 after having climbed sharply over the two preceding years. Numerous issues troubled investors in 2011– political upheaval in the Middle East, an earthquake, tsunami and nuclear crisis in Japan, the tightening of monetary policy, a sovereign debt and banking crisis in Europe, economic sluggishness in Europe and the U.S. and a belief that China may suffer a hard economic landing. Investors were unnerved also by Standard & Poor’s unprecedented downgrade of the U.S.’s credit rating.

In 2011, the China and India equities markets trended lower in tandem with decelerating economic expectations in both countries. Inflation concerns and rising interest rate expectations brought the markets lower as cyclical, high beta stocks were mostly sidelined. The central banks in China and India maintained tight monetary policies and showed signs of loosening only towards the latter half of the year, when the rate of price increases started to ease. Macro headwinds arising from the Eurozone debt crisis and weakening global economic momentum raised required risk premiums as investors became more selective about riskier growth companies.

JNL/PAM Asia ex-Japan Fund

Sector Weightings*:
Financials	32.0%
Information Technology	19.4
Industrials	10.5
Materials	8.3
Energy	6.7
Telecommunication Services	5.9
Consumer Discretionary	5.4
Consumer Staples	3.5
Utilities	2.2
Health Care	1.3
Short Term Investments	4.8

Total Investments	100.0%

*Total Investments at December31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PAM Asia ex-Japan Fund underperformed its benchmark by posting a return of -21.20% for Class A shares compared with -17.31% for the MSCI Asia ex-Japan Index.

Stock selection in the financial and industrial sectors, and a cash position, were key contributors to the Fund’s performance. In contrast, stock selection in consumer discretionary, materials and information technology restrained the Fund. Asset allocation to consumer discretionary stocks hurt the Fund also.

Among markets, Korea, Indonesia and China were big contributors to Fund performance. India, Taiwan and Hong Kong were big detractors.

Bank Rakyat Indonesia Persero Tbk PT (“Bank Rakyat”) and Alam Sutera Realty Tbk PT (“Alam Sutera”), each from Indonesia, were among the larger contributors to Fund performance.

Each stock outperformed its domestic market as well as the regional benchmark. Government controlled Bank Rakyat has the largest banking distribution network in Indonesia and specializes in rural and regional markets. A number of bad loans to small and medium size businesses have emerged but the bank’s roughly -10% net interest margin should enable Bank Rakyat to contain them, while keeping return on equity strong. Alam Sutera is a property developer that benefited from rising land prices.

In contrast, Chimei Innolux Corp. (“Chimei”) and Huabao were among the larger detractors from Fund performance. Each stock underperformed its domestic market and the regional benchmark. However, the Fund manager likes them despite the temporary setbacks. Chimei, from Taiwan, makes screens for computers and mobile phones. The short term sales outlook for these products had deteriorated but the Fund manager saw longer term value in the stock. The company’s market share in monitors is among the largest in the world. Huabao International Holdings Ltd. (“Huabao”) is one of China’s largest makers of tobacco flavouring. The stock price declined as investors worried about a slowdown of earnings growth. We think Huabao’s expansion into food flavouring may become a growth engine.

Among its larger transactions, the Fund established a new position in ICICI Bank Ltd. (“ICICI Bank”) and sold down and closed positions in Samsung Fire & Marine Insurance Co. Ltd. (“Samsung Fire & Marine”) and China Unicom Hong Kong Ltd. (“China Unicom”). ICICI Bank, from India, has a retail banking operation that is active in secured lending. In the last two years the bank has cleaned problem assets out of its books. The Fund manager believes the bank is capable of improving substantially its consolidated return on equity and that the stock’s valuation seems attractive. Samsung Fire & Marine was disposed of following noteworthy gains in the stock price. Samsung Fire & Marine is Korea’s largest non-life insurer. China Unicom, a company that offers mobile phone services in China, was also disposed of following gains in the share price.

Shinsegae Co. Ltd. (“Shinsegae”), a Korean retailer, separated its department store and discount store businesses during the year. The Fund was given shares in E-Mart Co. Ltd. (“E-Mart”), the discount store business, as a result of the de-merger. The Fund manager deems E-mart an attractive venture. The Fund closed out of Shinsegae, the department store operator, because the Fund manager viewed its earnings outlook as weak.

At the end 2011, China and India were the Fund’s top overweight markets. The Fund’s top positive bets included Hyundai Engineering & Construction Co. Ltd., Sembcorp Industries Ltd. and Bangkok Bank Plc.

Asian equity valuations remain attractive from a long term perspective. Economic growth in Asia ex-Japan is likely to exceed that among the world’s developed markets over the medium term. The solvency of Europe’s banks and governments and the strength and longevity of any U.S. recovery are important to the outlook for Asia.

JNL/PAM China-India Fund

Sector Weightings*:
Financials	29.5%
Energy	14.3
Information Technology	9.5
Telecommunication Services	8.7
Consumer Discretionary	7.2
Materials	6.5
Consumer Staples	3.8
Health Care	3.4
Utilities	2.8
Industrials	2.1
Short Term Investments	12.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PAM China-India Fund underperformed one of its benchmarks by posting a return of -27.89% for Class A shares compared to -18.41% for the MSCI China Index and outperformed its other benchmark, the MSCI India Index, which returned -37.17%.

For the year the Fund performed broadly in line with the blended benchmark index. Underweight positions in underperforming industrial stocks, which were among the worst affected cyclical stocks, helped Fund performance.

China Unicom was among the top contributors for the year. The company succeeded in growing its 3G subscriber base during the year and is poised to ride on the anticipated mobile data growth in the China telecommunications market. The share was among the handful to end the year in positive territory. Focus Media Holding Ltd. (“Focus Media”), another off index stock in the Fund, was the other leading contributor. A niche advertising company with a large network of flat display panels across China, Focus Media stock closed lower in tandem with weakness in the broader market, albeit with a smaller than average fall.

Mphasis Ltd. and Huabao were two main detractors for the year. Their share prices declined on the back of disappointing results. The Fund manager will retain both investments as their

**Prudential Asset Management (Singapore) Limited is an indirect, wholly-owned subsidiary of Prudential pic, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Finance Inc., a company who principal place of business is in the United States of America.

JNL PAM Funds (continued) Prudential Asset Management (Singapore) Limited**

JNL/PAM China-India Fund (continued)

valuations remained supportive considering the medium to longer term earnings outlook for these companies.

The Fund liquidated positions in China Zhong wang Holdings Ltd., BYD Co Ltd., Sino-Ocean Land Holdings Ltd., Bharat Heavy Electricals Ltd., Infrastructure Development Finance Co. Limited, Oil & Natural Gas Corp. Ltd. and Rural Electrification Corp. Ltd. The proceeds were used to add new positions in several companies such as China Resources Land Ltd., China Resources Power Holdings Co. Ltd., Bank of Baroda, Bharti Airtel Ltd. and HDFC Bank Ltd., which seemed to offer a relatively more attractive risk reward payoff.

The price correction over the last year has brought the mean valuation of both markets to more attractive levels. Earnings expectations have been moderating in recent months in tandem with reduced expectations of global growth. Forward price-earnings and price-book multiples are trending below their historical levels. Amid current equities price volatility, the Fund manager continues to see pockets of opportunities in the two markets and remains mindful of uncertainties in the macro environment and will focus on companies well placed to leverage on the longer term growth potential of both China and India.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

**Prudential Asset Management (Singapore) Limited is an indirect, wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Finance Inc., a company who principal place of business is in the United States of America.

JNL PIMCO Funds Pacific Investment Management Company LLC

Market Summary: In 2011, the global financial markets consistently made headlines for their persistent volatility resulting from a variety of unpredictable forces on both Main Street and Wall Street. At the start of 2011, most fixed income sectors generated positive returns as global markets struggled to absorb implications of intensified political unrest across the Middle East and North Africa, rising commodity prices and the terrible earthquake and nuclear accidents in Japan. Yields on U.S. Treasuries rose overall amid signs of economic recovery in the U.S. and concerns the U.S. Federal Reserve’s (“Fed’s”) second round of quantitative easing (“QE2”) might spark inflation. As the first quarter neared its close, a confluence of events prompted a move toward the perceived safety of Treasuries.

With this flight to quality, Treasury yields fell in the second quarter as higher gasoline prices and lingering effects of Japan’s earthquake on global supply chains crimped U.S. growth. Concern about the sovereign debt crisis in the Eurozone further boosted demand for Treasuries. On June 30, the Fed ended its $600 billion program of buying Treasuries known as QE2, and indicated its intention to continue buying Treasuries with proceeds from maturing debt on its $2.9 trillion balance sheet. The Fed also reiterated its “extended period” language for a near zero federal funds rate.

With the Fed’s continued participation in the financial markets, Treasury yields continued to fall in the third quarter as the U.S. debt ceiling debate, Standard & Poor’s downgrade of the U.S. long term credit rating and concern about the sovereign debt crisis in Europe sparked a flight to safety and boosted demand for Treasuries. Additionally, the Eurozone sovereign debt crisis intensified as the likelihood of a Greek debt restructuring increased. Other European countries, including Ireland, Italy, and Spain continued to struggle with sovereign debt levels, increasing pressure on European leaders to develop a comprehensive policy response. In an effort to reinvigorate the faltering economy, the Fed launched “Operation Twist”, signaling its intent to buy $400 billion of long dated Treasuries by the end of June 2012. To finance this program, the Fed agreed to sell Treasury securities with remaining maturities of 3 years or less to make financial conditions more accommodative by putting downward pressure on longer term interest rates.

Following the Fed’s announcement of “Operation Twist”, most bonds gained during the fourth quarter, as global financial markets digested improving U.S. economic data and uncertainty surrounding the Eurozone sovereign debt crisis. A rebound in U.S. consumption towards the end of the year improved investor risk appetites and helped most fixed income sectors outperform Treasuries. Despite improving consumer confidence in the U.S., the Eurozone sovereign debt crisis continued to fuel volatility in the global financial markets. In response to these pressures, the International Monetary Fund (“IMF”) announced a liquidity program designed to provide more favorable financing conditions for countries struggling with escalating borrowing costs. Despite the IMF’s efforts and the growth of the European Financial Stability Fund (“EFSF”), many Eurozone countries still faced increasing unemployment and worsening debt-to-gross domestic product (“GDP”) ratios into the year end.

JNL/PIMCO Real Return Fund

Sector Weightings*:
Government Securities**	58.3%
Financials	9.9
Non-U.S. Government Agency ABS	7.2
U.S. Government Agency MBS	0.8
Consumer Staples	0.5
Energy	0.4
Consumer Discretionary	0.4
Telecommunication Services	0.2
Utilities	0.1
Health Care	0.1
Short Term Investments	22.1

Total Investments	100.0%

*Total	Investments at December 31, 2011

**The Funds weightings in TIPS was 54.8% of total investments.

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PIMCO Real Return Fund underperformed its benchmark by posting a return of 11.71% for Class A shares compared to 13.56% for the Barclays Capital U.S. TIPS Index.

The following is a summary of the positive contributors to the Fund’s performance relative to its benchmark in 2011:

•  Exposure to non U.S. developed nominal interest rates, particularly core Europe, where rates fell on fears of a global economic slowdown

•  Holdings of Australian inflation linked bonds (“ILBs”), which rallied over the year on strong investor demand for high quality yield

The following is a summary of the negative or neutral detractors from the Fund’s performance relative to its benchmark in 2011:

•  Exposure to financials which lagged the broader corporate market amid fears of a slow down in global growth and uncertainty surrounding contagion related to European sovereign risk

•  Exposure to non agency mortgages, as risk aversion put downward pressure on prices

•  Exposure to emerging market currencies as the U.S. Dollar strengthened and investors sought safety

•  An underweight to U.S. Treasury inflation protected securities (“TIPS”) favoring U.S. nominal duration, as TIPS outperformed nominal Treasur ies during the year

The following is a summary of derivative investments impact to the Fund’s performance in 2011:

•  Exposure to money market futures, including Eurodollar and Euribor futures, added to returns as these contracts increased in price over the year

•  An underweight to the long end of the Treasury curve via interest rate swaps was a detractor on performance as the 30-year yield fell 144 basis points (“bps”) over the year

•  Exposure to investment grade corporates, partially implemented via credit default swaps, was negative for performance as this sector underperformed Treasuries for the year

During the year, the Fund increased its exposure to high yield +1%, and non U.S. developed +4%, while reducing exposure to governments -3% and corporates -3%. Net cash equivalents, including derivatives, moved from a -4% at the beginning of the year to -2% at year end.

JNL/PIMCO Total Return Bond Fund

Sector Weightings*:
U.S. Government Agency MBS	33.9%
Government Securities	27.5
Financials	16.2
Non-U.S. Government Agency ABS	4.5
Energy	1.4
Utilities	1.0
Information Technology	0.5
Telecommunication Services	0.4
Health Care	0.4
Consumer Staples	0.4
Materials	0.4
Industrials	0.3
Consumer Discretionary	0.1
Short Term Investments	13.0%

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PIMCO Total Return Bond Fund underperformed its benchmark by posting a return of 4.91% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index.

The following is a summary of the positive contributors to the Fund’s performance relative to its benchmark in 2011:

•  Exposure to non U.S. developed interest rates, particularly core Europe, as investors searched for bonds of nations with stronger balance sheets and top credit ratings

The following is a summary of the negative or neutral detractors from the Fund’s performance relative to its benchmark in 2011:

•  U.S. duration and curve positioning during the year as rates fell as serial balance sheet contami nation reached European sovereigns, and U.S. political dysfunction fed economic weakness and resulted in an historic sovereign downgrade

•  An overweight to financials which lagged the broader corporate market amid fears of a slow down in global growth and uncertainty surround

JNL PIMCO Funds (continued) Pacific Investment Management Company LLC

JNL/PIMCO Total Return Bond Fund (continued)

contagion related to European sovereign risk; a focus on the banking sector detracted further from returns

•  Exposure to emerging market currencies, as the U.S. Dollar strengthened and investors sought safety

•  Mortgage positioning during the year as this sector underperformed Treasuries

The following is a summary of derivative investments impact to the Fund’s performance in

2011:

•  Exposure to money market futures, including Eurodollar and Euribor futures, added to returns as these contracts increased in price over the year

•  An underweight to the long end of the Trea sury curve via interest rate swaps was a detractor on performance as the 30-year yield fell 144 bps over the year

•  An overweight to investment grade corporates,

partially implemented via credit default swaps, was negative for performance as this sector underperformed Treasuries for the year

During the year, the Fund increased its exposure to mortgages +3%, municipals +1%, and non U.S. developed +10%, while reducing exposure to governments -6% and high yield -1%. Net cash equivalents, including derivatives, moved from a -28% at the beginning of the year to -34% at year end.

JNL/PIMCO Real Return Fund (Class A)

$18,000
15,000
12,000
9,000
6,000
JNL/PIMCO Real Return Fund - $15,063
Barclay's Capital U.S. TIPS Index - $14,747
12/06
12/07
12/08
12/09
12/10
12/11

Average Annual Total Returns for Class A Shares	
1 Year	11.71%
Since Inception	8.62%
(Inception date January 16, 2007)	

Average Annual Total Returns for Class B Shares	
1 Year	11.84%
Since Inception	8.86%
(Inception date January 16, 2007)	

JNL/PIMCO Total Return Bond Fund (Class A)

$20,000
17,500
15,000
12,500
10,000
JNL/PIMCO Total Return Bond Fund - $17,857
Barclays Capital U.S. Aggregate Bond Index - $17,535
12/01
12/02
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10
12/11

Average Annual Total Returns for Class A Shares	
1 Year	4.91%
5 Year	7.20%
10 Year	5.97%

Average Annual Total Returns for Class B Shares	
1 Year	5.12%
5 Year	7.42%
Since Inception	5.82%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL PPM America Funds PPM America, Inc.

Market Summary: In 2011, the S&P 500 Index increased 2.11%. U.S. equities moved sideways over the first half of the year, declined significantly in the third quarter, and finished the year on an uptrend. The global market was inundated with several unforeseen negative events such as the Japanese earthquake, Europe’s sovereign debt crisis and the downgrade of the U.S. sovereign debt rating, which unsettled investors. Volatility levels, as measured by the CBOE equity options Volatility Index (“VIX”), spiked during the third quarter but steadily declined during the fourth quarter. For the full year, the best performing sectors were traditional defensive areas such as utilities, consumer staples and health care, while the worst performing sectors were financials, materials and industrials. The top five stock performers, on an absolute basis for 2011 included two health care names, Intuitive Surgical Inc. (+79.6%) and Biogen Idec Inc. (+64.1%), along with energy names, Cabot Oil & Gas Corp. (+101.0%) and El Paso Corp. (+93.5%), and financial name MasterCard Inc. (+66.7%). The worst five stock performers for 2011 were First Solar Inc. (-74.1%), Alpha Natural Resources Inc. (-66.0%), Netflix Inc. (-60.6%), Bank of America Corp. (-58.1%) and Sears Holdings Corp. (-56.6%). Value based investment styles underperformed growth based investment styles, as the S&P 500/Citigroup Growth Index returned +4.67% in 2011 compared to a return of -0.47% for the S&P 500/ Citigroup Value Index. Smaller capitalization stocks underperformed larger names for the full year as the smallest market capitalization quintile in the S&P 500 Index declined 5.7%, while the largest market capitalization quintile in the S&P 500 Index increased 1.1% in 2011. High quality stocks, as defined by the S&P 500 Index, significantly outperformed low quality stocks for the full year.

As measured by the BofA Merrill Lynch High Yield Master II Constrained Index, high yield bonds rebounded sharply in the fourth quarter, generating 6.18% and moving total returns for the year into positive territory again, up 4.37% for the year. Some progress in the European debt crisis and more positive economic measure in the U.S. eased investors’ concerns, at least in the short term. High yield benefitted from the return of risk appetite and while returns lagged most equities in the fourth quarter, returns to the asset class significantly outpaced U.S. Treasuries and investment grade bonds during the quarter. High yield mutual funds returned to a net inflow position in the fourth quarter and not coincidentally, the new issue calendar returned after halting during the malaise of the third quarter. During the entire year, risk remained mostly out of fashion in that higher quality BB rated sectors outperformed the credit sensitive CCC rated issues. Spreads widened almost 200 basis points (“bps”) during the year and the average yield increased from 7.5% to 8.4% at year end.

JNL/PPM America Floating Rate Income Fund

Sector Weightings*:
Consumer Discretionary	26.6%
Health Care	13.8
Industrials	11.0
Information Technology	8.9
Financials	8.8
Materials	8.8
Telecommunication Services	5.0
Consumer Staples	3.3
Energy	3.2
Utilities	3.1
Short Term Investments	7.5

Total Investments	100.0%

* Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PPM America Floating Rate Income Fund under-performed its benchmark by posting a return of 0.70% for Class A shares compared to 1.52% for the S&P/LSTA Leveraged Loan Index

The Fund commenced operations in January 2011 with an infusion of $350 million of flows. The approximate 87% allocation to bank loans underperformed by 54 bps, primarily due to the ramping and positioning of the Fund during the first month after the Fund’s inception. Security selection within health care and telecommunications detracted from performance, while positioning within publishing and security selection within utilities benefitted performance. The approximate 10% high yield bond allocation has helped the Fund since inception.

Although volatility and technical conditions remain an issue in the short term given headline events in Europe and the U.S., the longer term prospects of loans continue to remain positive. Floating rate bank loans, given their very low duration profile, continue to be one of the few asset classes that provide investors with increasing yields and some price stability when interest rates begin to increase. Credit fundamentals should continue to remain favorable and industry default rates should remain below historical averages over the short term.

JNL/PPM America High Yield Bond Fund

Sector Weightings*:
Consumer Discretionary	17.6%
Energy	11.9
Financials	9.0
Materials	7.8
Industrials	6.3
Health Care	5.3
Telecommunication Services	5.2
Utilities	4.0
Information Technology	2.8
Consumer Staples	2.8
Non-U.S. Government Agency ABS	1.4
Investment Companies	0.4
Other Equity Interests	0.1
Short Term Investments	25.5

Total Investments	100.0%

* Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PPM America High Yield Bond Fund outperformed its benchmark by posting a return of 4.67% for Class A shares compared to 4.37% for the BofA Merrill Lynch High Yield Master II Constrained Index.

Attribution analysis, which compares the Fund’s returns to its benchmark, shows that security selection within consumer cyclical and media and an underweight to banking were the largest contributors of positive relative performance. Unfavorable security selection in financial services, an overweight position to services and the Fund’s allocation to commercial mortgage backed securities (“CMBS”) detracted from performance relative to its benchmark.

The Fund is highly diversified and thus on an individual security basis the sources of outperformance came from dozens of different names, each of which contributed 1-18 bps individually. Included in this list for 2011 was B&G Foods Inc.,

Dish DBS Corp., DPL Inc. (AES) and Abengoa Finance SAU. Holdings in ALLY Financial Inc., Aquilex Holdings LLC and Beazer Homes USA Inc. detracted from relative returns.

We continue to believe that despite near term volatility in global capital markets, the prospects for high yield remain quite positive. Concerns about European sovereign debt have caused high yield credit spreads to widen significantly despite expectations of very low defaults in 2012. While we acknowledge sovereign debt loads in Europe are unsustainable and concerns about U.S. economic growth will persist, we believe high yield is poised to deliver positive performance under most macroeconomic scenarios expected over the next twelve months. As always however, we manage risk tightly, maintain rigorous portfolio construction measures and rely on our extensive, experienced research staff to guide us through all market conditions.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America Mid Cap Value Fund

Sector Weightings*:
Industrials	21.6%
Financials	13.2
Consumer Discretionary	12.9
Information Technology	11.1
Energy	10.4
Materials	9.0
Health Care	7.4
Utilities	3.9
Consumer Staples	3.4
Short Term Investments	7.1

Total Investments	100.0%

* Total Investments at Decembers 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PPM America Mid Cap Value Fund underperformed its benchmarks by posting a return of -7.41% for Class A shares compared to -1.38% for the Russell MidCap Value Index and -1.55% for the Russell MidCap Index.

The Fund’s underperformance relative to its value benchmark can be primarily attributed to individual stock selection. Negative sector selection also influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Negative sector influences on relative performance included an underweight position in utilities and an overweight in industrials. Positive sector influence on relative performance included an underweight in financials.

Positive security selection contributors to relative performance included names in industrials - Goodrich Corp. (“Goodrich”) and Lincoln Electric Holdings Inc.; energy - Helix Energy Solutions Group Inc. (“Helix”); and consumer discretionary - VF Corp. (“VF”) and Macy’s Inc. (“Macy’s”). Negative security selection influences on Fund performance were found in information technology - Omnivision Technologies Inc. (“Omnivision”) and Computer Sciences Corp.; financials - Astoria Financial Corp. and Hartford Financial Services Group Inc. (“Hartford”); and industrials - Terex Corp. (“Terex”).

Positions added to the Fund during the year included Applied Materials Inc. (“Applied Materials”), Best Buy Company Inc. (“Best Buy”), Diamond Offshore Drilling Inc. (“Diamond Offehore Drilling”), Meredith Corp. (“Meredith”), SUPERVALU Inc. (“SUPERVALU”), Teleflex Inc. (“Tele-flex”) and W&T Offshore Inc. (“W&T Offshore”). Several positions were sold in the Fund and included Abercrombie & Fitch Co. (“Abercrom-bie & Fitch”), Goodrich, Liz Claiborne Inc. (“Liz Claiborne”) and VF. United Technologies Corp. (“United Technologies”) agreed to acquire Goodrich, subject to regulatory approval. The deal is scheduled to close in 2012.

Relative to its benchmark during the year, the Fund’s modest underweight position in energy increased to an overweight while the underweight position in utilities increased. The Fund’s overweight position in consumer discretionary was decreased due to some of the sales mentioned above.

Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor names within industrials, materials and energy, the Fund’s largest sector overweight positions, relative to its benchmark, at the end of December. We believe that the Fund’s security positions within these sectors are still very attractively valued and offer significant upside potential using our normal 2 to 3 year investment time horizon.

JNL/PPM America Small Cap Value Fund

Sector Weightings*:
Industrials	25.7%
Consumer Discretionary	14.7
Information Technology	11.6
Energy	9.8
Financials	9.4
Health Care	7.9
Consumer Staples	6.9
Materials	4.9
Utilities	1.4
Short Term Investments	7.7

Total Investments	100.0%

* Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PPM America Small Cap Value Fund underperformed its benchmark by posting a return of -8.02% for Class A shares compared to -1.37% for the S&P SmallCap 600/Citigroup Value Index.

The Fund’s underperformance relative to its benchmark was driven primarily by unfavorable security selection. Negative sector selection also influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Negative sector influences on relative performance included underweight positions in utilities and financials and an overweight position in consumer discretionary. Positive sector influences on relative performance included modest overweight positions in consumer staples and energy.

Positive security selection influence on relative performance included names in health care - Teleflex; financials - Delphi Financial Group Inc.; and energy - Hercules Offshore Inc. and Helix. Negative security selection influence on Fund performance were found in information technology - Omnivision; consumer discretionary - K-Swiss Inc. (“K-Swiss”), Skechers USA Inc. and Liz Claiborne; and industrials - Terex.

Positions added to the Fund during the year included: Cott Corp., Greatbatch Inc., Meredith, SUPERVALU, Teleflex and W&T Offshore. Several positions sold in the Fund included K-Swiss, Liz Claiborne, Novell and RC2 Corporation

(“RC2”). Novell agreed to be acquired by Attachmate Corp. while RC2 agreed to be purchased by Japanese toy maker Tomy Company Ltd.

Relative to its benchmark, the Fund’s overweight position in consumer discretionary decreased, while overweight positions in energy and consumer staples were increased. The underweight position in financials increased while health care moved from an underweight to an overweight position.

Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor names within industrials and energy, the Fund’s largest sector overweight positions, relative to its benchmark, at the end of December. We believe that the Fund’s security positions within these sectors are still very attractively valued and offer significant upside potential using our normal 2 to 3 year investment time horizon.

JNL/PPM America Value Equity Fund

Sector Weightings*:
Financials	23.9%
Information Technology	14.6
Energy	13.4
Health Care	10.8
Consumer Discretionary	10.7
Industrials	9.9
Consumer Staples	6.1

Materials	3.9
Telecommunication Services	3.0
Utilities	1.9
Short Term Investments	1.8

Total Investments	100.0%

* Total Investments at Decembers 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/PPM America Value Equity Fund underperformed its benchmark by posting a return of -5.26% for

Class A shares compared to -0.47% for the S&P 500/Citigroup Value Index.

The Fund’s underperformance relative to its benchmark was driven by both negative security selection and sector allocation, but the Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Negative sector influences on relative performance included underweight positions in utilities and energy and an overweight position in information technology. Positive sector influences on

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America Value Equity Fund (continued)

relative performance included an overweight position in health care and an underweight position in financials.

Positive security selection influences on relative performance included names in consumer discretionary - VF and Macy’s; and industrials - Goodrich and Lockheed Martin Corp. Not holding Citigroup Inc. had a positive influence on relative Fund performance. Stocks that detracted from performance were found in energy - Apache Corp. and Diamond Offshore Drilling; financials - Morgan Stanley and Hartford; and information technology - Computer Sciences Corp. and Hewlett-Packard Co. Not holding Exxon Mobil Corp., which performed well during the year, also hurt relative Fund performance. Positions added to the Fund during the year included Applied Materials, Best Buy, Diamond Offshore Drilling, Medtronic Inc. and PNC Financial Services Group Inc. Several positions sold in the Fund included Abercrombie & Fitch, Home Depot Inc., Procter & Gamble Co. and VF. United Technologies agreed to acquire Goodrich, subject to regulatory approval. The deal is scheduled to close in 2012.

Relative to its benchmark, the Fund’s significant underweight position in energy increased to a modest overweight position after the benchmark was rebalanced in mid December, while telecommunication services decreased from an overweight to an underweight position. The Fund’s overweight positions in information tech-

nology and consumer discretionary decreased, while financials underweight position decreased.

Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor names within information technology and health care, the Fund’s largest sector overweight positions, relative to its benchmark, at the end of December.

We believe that the Fund’s security positions within these sectors are still very attractively valued and offer significant upside potential using our normal 2 to 3 year investment time horizon.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL PPM America Funds (continued) PPM America, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Red Rocks Fund Red Rocks Capital LLC

Market Summary: Dislocation, collective asset class correlation and chronic fear may best sum up 2011 for the capital markets and for private equity. The toll taken by the financial crisis continues to send aftershocks that permeate and impact the mindset of investors. The question one asks is: “Where does this leave private equity going forward?” We are very disappointed in the absolute performance of this asset class during 2011. Despite our frustrations, our conviction remains steadfast for the reasons detailed below.

•    First, unlike 2008 balance sheets and growth of earnings before interest, taxes, depreciation and amortization (“EBITDA”) are in good to very good condition;

•    Second, revenue growth has been and continues to look promising and we have seen no signs of compromise;

•    Third, a robust mergers and acquisitions (“M&A”) cycle appears to loom large as companies, sovereign wealth funds and private equity firms hold significant amounts of cash. We expect a flurry of strategic and financial M&A activity to take place in the near future; and

•    Finally, we believe that fundamentals always win out over time. The very large discounts at which private equity shares sell relative to underlying asset values, coupled with the length of time they have been held suggest to us that the recent discounts of 40% and greater should trend towards the more historical range of +/- 5% as normality eventually returns to the private equity sector.

JNL/Red Rocks Listed Private Equity Fund

Sector Weightings*:
Financials	43.7%
Closed End Funds	34.5
Industrials	7.9
Telecommunication Services	5.1
Diversified	3.6
Utilities	2.7
Short Term Investments	2.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/Red Rocks Listed Private Equity Fund outperformed its benchmark by posting a return of -17.97% for Class A shares compared to -18.85% for the S&P Listed Private Equity Index.

The Fund exited four significant holdings and added nine significant companies during 2011. The Fund continues to employ a low turnover approach which emphasizes the belief that long term investment in private equity requires patience. Additions included Apollo Global Management LLC (“Apollo”), Fosun International Ltd., HarbourVest Partners LP and Pantheon International Participations Plc. Fund management is excited by the prospects of these companies which provide Fund shareholders with additional diversification.

Contributors to performance for the year included Conversus Capital LP (+0.7%), IP Group PLC (+0.5%) and Onex Corp. (+0.3%),while detractors to performance for the year included GP Investments Ltd. (-1.2%), 3I Group Plc (-2.1%) and Eurazeo (-2.4%).

We have seen signs of both frustration and capitulation as certain names in the private equity sector have had activist shareholders buying control type positions while others are being forced to realize value (sell current holdings) before being granted permission to resume investing. For example, The Carlyle Group is returning a record

$15 Billion to investors while firms that the Fund holds such as KKR and Co. LP, Blackstone Group LP and Apollo are raising new funds for opportunistic investing.

We continue to believe that, given the lower debt levels and positive growth outlook for private equity, investors will revisit the asset class to maintain or increase their overall weightings. In addition to cash levels remaining high, we believe that realizations will pick up and result in significant price appreciation. We believe investors will soon recognize the embedded value in our portfolio companies and reward them accordingly. We continue to strongly believe that private equity may outpace many other asset classes and some of the best days may indeed be ahead for patient investors. We will continue to ignore the global noise and take solace in our belief that the growth, outstanding fundamentals and potential for meaningful returns remains well intact.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL S&P Funds Standard & Poor’s Investment Advisory Services LLC

Market Summary: U.S. shares were the only Western market to generate a positive, albeit slender, total return in 2011. A strong finish in double digit territory of 12.11% in the last quarter of 2011 for the S&P Composite 1500 Index surmounted a 9.22% negative return for the first nine months of the year to yield a modest 1.77% gain for all of last year. Large cap equities (+2.11%) outdid small cap (+1.01%) and mid cap stocks (-1.73%), while composite growth (+4.17%) surpassed value (-0.69%), with the former outshining and the latter underperforming the S&P 1500 Index by 277 and 486 basis points, correspondingly. Conventionally defensive sectors, utilities (+19.52%), consumer staples (+14.18%) and health care (+11.88%), were unsurpassed in performance. Telecommunications, consumer discretionary and energy outperformed the S&P 1500 Index as well. Growth sectors (technology, industrials and materials) were among the worst performing. Financials underperformed the S&P 1500 Index by 168 basis points last year.

Every major quarter of the global debt markets delivered a firmly positive return in single digit territory for 2011. Strong flight to quality demand for Treasuries abated somewhat last quarter amid diversification into riskier fixed income asset classes. Irrespective of the overall January to December performance of U.S. Treasuries – which returned 9.81%, below investment grade bond markets staged an impressive recovery that erased their earlier losses and launched them into positive terrain for the year. Shrinkage of global and U.S. corporate high yield spreads to U.S. Treasuries by 48 and 101 basis points, respectively, engendered gains of 5.45% and 6.46%, respectively, in the final quarter. Meantime, investment grade corporate, emerging and securitized bond markets underwent a further improvement in performance during the last three months of 2011 – yielding corresponding returns of 8.15%, 5.77% and 6.22% overall for the year.

Antipathy to risk among investors reintensified in reaction to lukewarm agreement among Eurozone political leaders on how to resolve the debt crisis that engulfed not just Italian, but also French government bonds. Although the European Central Bank (“ECB”) — with Mario Draghi having succeeded his predecessor, Jean Claude Trichet in early October — expanded liquidity to distressed banks that are overexposed to peripheral sovereign fixed income markets, ongoing worries over the rescue efforts and effectiveness of the fiscal measures that need to be taken to stabilize the deteriorating situation played havoc with the sovereign credit markets of both France and Italy versus their German counterpart and dealt a devastating blow to Euro-17 capital market confidence. Macroeconomic patterns, meanwhile, made matters worse. Despite glimmers of relief on the U.S. economic front, fears of another recession in much of Europe as well as slowing growth in Asia and Latin America extinguished any remaining hopes of a revival in economic momentum any time soon. Double digit declines in equity performance last year across the Asian, European and Latin American regions obliterated $6.3 trillion in market value.

Fund Descriptions: The invesment objectives for the JNL/S&P Managed Conservative Fund and JNL/S&P Managed Moderate Growth Fund is capital growth and current income. The investment objective for the JNL/S&P Managed Moderate Fund and JNL/S&P Managed Growth Fund is to seek growth of capital. Current income is a secondary objective. The investment objective for the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Each Fund seeks to achieve its investment objective by investing in Class A shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of the JNL Series Trust, JNL Variable Fund LLC and JNL Investor Series Trust.

JNL/S&P Managed Conservative Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Managed Conservative Fund underperformed one of its benchmarks by posting a return of 3.12% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and outperformed its other benchmark, the S&P 500 Index, which posted 2.11%.

During the year, none of the underlying funds in the equity allocations contributed positively to performance relative to the S&P 500 Index.

The primary fixed income contributors to performance relative to the Barclays Capital U.S.

Aggregate Bond Index were allocations to JNL/ PIMCO Real Return Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

The top equity detractors to performance relative the S&P 500 Index were allocations to JNL/JPMorgan International Value Fund, JNL/ln-vesco Large Cap Growth Fund and JNL/Goldman Sachs Mid Cap Value Fund.

The chief detractors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/T Rowe Price Short-Term Bond Fund, JNL/PPM America Floating Rate Income Fund and JNL/Goldman Sachs Emerging Markets Debt Fund.

In March 2011, a strategic allocation to mid cap was introduced at the expense of large cap holdings in the equity portion of this risk profile. The fixed income short duration bias was enhanced as a measure of protection against the possible uptick in interest rates later in the year.

In July 2011, a more defensive posture was taken due to the continued global slowdown during the past several months. Equity allocations were reduced in favor of more defensive fixed income exposures, reverting to a neutral stance in the allocations.

JNL/S&P Managed Moderate Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Managed Moderate Fund underperformed its benchmarks by posting a return of 0.84% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index.

During the year, none of the underlying funds in the equity allocations contributed positively to performance relative to the S&P 500 Index.

The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/ PIMCO Real Return Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

The top equity detractors to performance relative the S&P 500 Index were allocations to emerging and international markets via JNL/ Lazard Emerging Markets Fund, JNL/JPMorgan International Value Fund and JNL/M&G Global Basics Fund.

The chief detractors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Floating Rate Income Fund and JNL/Goldman Sachs Emerging Markets Debt Fund.

In March 2011, a strategic allocation to mid cap was introduced at the expense of large cap holdings in the equity portion of this risk profile. The fixed income short duration bias was enhanced as a measure of protection against the possible uptick in interest rates later in the year.

In July 2011, a more defensive posture was taken due to the continued global slowdown during the past several months. Equity allocations were reduced in favor of more defensive fixed income exposures, reverting to a neutral stance in the allocations.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Moderate Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Managed Moderate Growth Fund underperformed its benchmarks by posting a return of -1.27% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11 for the S&P 500 Index.

During the year, none of the underlying funds in the equity allocations contributed positively to performance relative to the S&P 500 Index.

The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/ PIMCO Real Return Fund and JNL/JPMorgan

U.S. Government & Quality Bond Fund.

The top equity detractors to performance relative the S&P 500 Index were allocations to emerging and international markets via JNL/ Lazard Emerging Markets Fund, JNL/JPMorgan International Value Fund and JNL/M&G Global Basics Fund.

The chief detractors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/T. Rowe Price Short-Term Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PPM America Floating Rate Income Fund.

In March 2011, a strategic allocation to mid

caps was introduced and the small cap value allocation was increased at the expense of large cap holdings in the equity portion of this risk profile. The fixed income short duration bias was enhanced as a measure of protection against the possible uptick in interest rates later in the year.

In July 2011, a more defensive posture was taken due to the continued global slowdown during the past several months. Equity allocations were reduced in favor of more defensive fixed income exposures, reverting to a neutral stance in the allocations.

JNL/S&P Managed Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Managed Growth Fund underperformed its benchmarks by posting a return of -3.14% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index.

During the year, none of the underlying funds in the equity allocations contributed positively to performance relative to the S&P 500 Index.

The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/

PIMCO Real Return Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

The top equity detractors to performance relative the S&P 500 Index were allocations to emerging and international markets via JNL/ Lazard Emerging Markets Fund, JNL/JPMorgan International Value Fund and JNL/M&G Global Basics Fund.

The chief detractors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PPM America High Yield Bond Fund and JNL/PIMCO Total Return

Bond Fund.

In March 2011, a strategic allocation to mid caps was introduced and the small cap value allocation was increased at the expense of large cap holdings in the equity portion of this risk profile. Also, a tactical, dedicated commodity position was initiated.

In July 2011, a more defensive posture was taken due to the continued global slowdown during the past several months. Equity allocations were reduced in favor of more defensive fixed income exposures, reverting to a neutral stance in the allocations.

JNL/S&P Managed Aggressive Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Managed Aggressive Growth Fund underperformed its benchmarks by posting a return of -4.79% for Class A shares compared to 7.84% for the Barclays Capital U.S. Aggregate Bond Index and 2.11% for the S&P 500 Index.

During the year, none of the underlying funds in the equity allocations contributed positively to performance relative to the S&P 500 Index.

The only fixed income contributor to

performance relative to the Barclays Capital U.S. Aggregate Bond Index was JNL/PIMCO Real Return Fund.

The top equity detractors to performance relative the S&P 500 Index were allocations to emerging and international markets via JNL/ Lazard Emerging Markets Fund, JNL/JPMorgan International Value Fund and JNL/M&G Global Basics Fund.

The chief detractors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PPM America High Yield Bond Fund.

In March 2011, a strategic allocation to mid caps was introduced and the small cap value allocation was increased at the expense of large cap holdings in the equity portion of this risk profile. Also, a tactical, dedicated commodity position was initiated.

JNL/S&P Competitive Advantage Fund

Sector Weightings*:
Consumer Discretionary	32.7%
Industrials	23.1
Information Technology	19.5
Health Care	6.8
Materials	6.5
Consumer Staples	6.5
Energy	3.4
Short Term Investments	1.5

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Competitive Advantage Fund outperformed its benchmark by posting a return of 10.53% for

Class A shares compared to 2.11% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were information technology (+14.6%), consumer discretionary (+12.1%) and industrials (+19.4%), attributed to positive effects from both asset allocation and stock selection. The key sectors which detracted from the Fund’s performance were consumer staples (+3.5%), health care (+8.6%) and utilities (+0.0%), mainly attributed to the negative effects from asset allocation.

The top contributors to the performance in 2011 were Mastercard (+66.7%), Ross Stores (+52.0%) and TJX Cos. Inc. (+47.4%). The bottom detractors to performance in 2011 were

Federated Investors Inc. (-38.8%), RadioShack Corp. (-35.8%) and Devry Inc. (-25.4%)

The Fund has displayed an average return on invested capital well above that of the S&P 500 Index. Historically, companies with high return on invested capital have shown a tendency to be more resilient to economic recessions and less sensitive to overall corporate earnings growth. Based on since inception performance, this strategy’s returns tend to have a higher correlation with growth than with value stocks. As of year end, the Fund was significantly overweighted in consumer discretionary and industrial stocks. The exposure to information technology was significantly reduced to be much closer to the weight of the benchmark.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Dividend Income & Growth Fund

Sector Weightings*:
Financials	9.8%
Utilities	9.8
Health Care	9.7
Telecommunication Services	9.7
Industrials	9.7
Consumer Staples	9.7
Energy	9.6
Materials	9.3
Information Technology	9.2
Consumer Discretionary	9.2
Short Term Investments	4.3

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Dividend Income & Growth Fund outperformed its benchmark by posting a return of 12.42% for Class A shares compared to 2.11% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were financials (+5.0%), consumer discretionary (+30.5%) and utilities (+26.8%), mainly attributed to positive effects from stock selection but with positive asset allocation effect as well. The only sector which detracted from the Fund’s performance was consumer staples (+11.4%) from a combination of negative stock selection and asset allocation effects.

The top contributors to the performance in 2011 were VF Corp. (“VF”) (+65.8%), Marathon

Oil Corp. (+27.9%) and Bristol-Myers Squibb Co. (+39.4%). The bottom detractors to performance in 2011 were Pitney Bowes Inc. (-17.9%), Hasbro Inc. (-13.3%) and CenturyLink Inc. (-13.1%).

The Fund is made of companies with higher than average S&P Credit Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a portfolio with an average dividend yield well above that of the S&P 500 Index. Based on since inception performance, this strategy’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was overweighted in materials, utilities and telecommunication stocks.

JNL/S&P Intrinsic Value Fund

Sector Weightings*:
Health Care	29.8%
Information Technology	21.7
Consumer Discretionary	16.3
Industrials	10.0
Energy	9.5
Materials	3.4
Consumer Staples	3.4
Short Term Investments	5.9

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Intrinsic Value Fund outperformed its benchmark by posting a return of 6.52% for Class A shares compared to 2.11% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were health care (+17.2%), financials (+0.0%) and materials (+13.2%). Financials and health care were mainly attributed to positive effects from asset allocation, while materials was mainly attributed to stock selection. The key sectors which detracted from the Fund’s performance were consumer staples (+2.2%), information technology (-0.7%) and energy (-3.7%) attributed to both negative stock selection and asset allocation effects.

The top contributors to the performance in 2011 were VF (+65.8%), Humana (+61.5%) and UnitedHealth Group Inc. (+42.2%). The bottom detractors to performance in 2011 were RadioShack Corp. (-35.8%), Washington Post Co. (-18.4%) and Best Buy Co. Inc. (-17.1%)

The Fund is made of companies with higher than average free cash flow yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore may be more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares. Based on since inception performance this strategy’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was overweighted in information technology, consumer discretionary and health care stocks.

JNL/S&P Total Yield Fund

Sector Weightings*:
Financials	28.7%
Consumer Discretionary	19.5
Consumer Staples	13.1
Industrials	12.9
Energy	9.5
Information Technology	6.1
Health Care	3.3
Telecommunication Services	2.7
Short Term Investments	4.2

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/S&P Total Yield Fund underperformed its benchmark by posting a return of -5.40% for Class A shares compared to 2.11% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were health care (+51.0%) and materials (17.8%), mainly attributed to positive stock selection effect. The key sectors which detracted from the Fund’s performance were financials (-18.8%), telecommunication services (-23.4%) and consumer staples (-17.5%) from a combination of negative stock selection and asset allocation effects.

The top contributors to the performance in 2011 were Biogen Idec Inc. (+66.7%), Limited Brands Inc. (+47.4%) and O’Reilly Automotive Inc. (+31.6%). The bottom detractors to performance in 2011 were Bank of America Corp. (-56.4%), Sprint Nextel Corp. (-44.7%) and Citigroup Inc. (-44.3%).

The Fund is made of companies with higher than average “total yield”. Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buy-backs or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions. Based on since inception performance this Fund tends to have a higher correlation with value than with growth stocks. It has also displayed significant volatility during periods of economic duress and uncertainty. As of year end, the Fund was over weighted in financials and consumer discretionary stocks.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds T. Rowe Price Associates, Inc.

Market Summary: Major U.S. stock market indexes moved in a wide trading range but were ultimately little changed in 2011. Market volatility was high, driven by economic and geopolitical concerns. As the year began, equities climbed as the U.S. economy showed signs of strengthening. Stocks starting falling in May, however, as the U.S. and European economies weakened and the European sovereign debt crisis intensified. Volatility and selling pressure increased after Standard & Poor’s downgraded the U.S. government’s long term sovereign credit rating from AAA to AA+ in early August. Shares bottomed in early October, then rallied sharply through the end of the month amid hopes that European leaders would act decisively to resolve the debt crisis. Volatility remained high through the end of the year as the super committee failed to reach a deficit reduction agreement and European leaders made only incremental progress in addressing the crisis. Sector performance in the large cap S&P 500 Index was widely mixed. The economically sensitive financials and materials sectors fell sharply while industrials and business services stocks declined to a lesser extent. Utilities, consumer staples and health care performed well. Consumer discretionary, energy, telecommunication services and information technology stocks rose moderately. As measured by various Russell Indexes, small and mid cap shares underperformed large caps over the last year. Growth stocks outperformed value stocks among large and small cap names; in the mid cap space, value stocks held up marginally better than growth.

U.S. bonds produced strong returns over the last year—largely on the back of Treasuries—though it was a volatile year that started on a weak note. In the first quarter of 2011, U.S. Treasury bond yields rose and prices fell amid expectations for stronger economic growth, and despite the Federal government’s purchases of Treasury securities. Over the rest of the year, Treasury bond yields plunged to historic lows—despite the Standard & Poor’s downgrade—and prices soared as slower global growth, equity market weakness and the intensifying European sovereign debt crisis prompted investors to favor less risky investments. To support the economy, the U.S Federal Reserve (“Fed”) indicated starting in August that it would likely keep the Fed funds target rate in the 0.00% to 0.25% range—which has been in place since December 2008—until at least mid 2013. The Fed also unveiled in September a plan to reduce long term rates further by purchasing $400 billion of intermediate and long term Treasury securities through June 2012 and selling an equal amount of Treasuries maturing in three years or less. In the investment grade universe, Treasury securities, particularly long term issues, far outpaced other segments. Municipal and corporate bonds also did very well, but agency mortgage backed securities (“MBS”) and asset backed securities were less robust. High yield securities trailed investment grade issues, as solid returns in the first half of the year were followed by flat performance in the second half as risk aversion increased and credit spreads widened amid economic concerns.

JNL/T. Rowe Price Established Growth Fund

Sector Weightings*:
Information Technology	33.8%
Consumer Discretionary	18.5
Industrials	15.0
Energy	7.4
Health Care	5.7
Telecommunication Services	4.4
Materials	4.2
Financials	4.0
Consumer Staples	1.9
Short Term Investments	5.1

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31,2011, the JNL/T. Rowe Price Established Growth Fund underperformed its benchmark by posting a return of -1.18% for Class A shares compared to 2.64% for the Russell 1000 Growth Index.

The Fund underperformed its benchmark during the year as a result of unfavorable stock selection and sector allocation choices. Stock selection in consumer discretionary was the primary detractor from relative performance.

Shares of Marriott International Inc. declined as investors were uninspired by the company’s earnings. Stock selection in energy also detracted from relative performance. Peabody Energy Corp. (‘Peabody Energy”), the world’s largest private sector coal company, continued to slide amid concerns about slowing global demand and falling coal prices. Underweighting consumer staples also proved detrimental, as these more defensive names outperformed during this period of heightened uncertainty. On the plus side, stock selection in information technology contributed to relative performance. MasterCard Inc. (“MasterCard”), a global payment network, reported impressive transaction volume growth, particularly outside of the U.S. where more consumer spending is shifting from cash and checks to electronic payments. Stock selection in industrials and business services also added value. Fastenal Co. (“Fastenal”), an industrial hardware supplier, continued to report strong sales, particularly among international and service end markets.

Significant purchases during the year included Apple Inc., Priceline.com Inc., Qualcomm Inc., Google Inc. and MasterCard. Significant sales included eliminations of JPMorgan Chase &

Co., Suncor Energy Inc., 3M Co., Green Mountain Coffee Roasters Inc. and Procter & Gamble Co. Relative to the Fund’s benchmark, significant sector weighting changes from end of year 2010 to 2011 include: increased overweights in information technology, industrials and business services, and consumer discretionary; increased underweights in consumer staples and energy; and a decreased overweight in financials.

Looking forward, we expect volatility levels in the coming year to be similar to those experienced in 2011 along with a slow to moderate growth environment. We remain reasonably constructive on equities and have positioned the Fund for modest growth. We are focusing on names with strong reward potential and limited downside risk that can capitalize on improving economic growth. We also favor companies whose success is less dependent on overall gross domestic product (“GDP”) growth. As always, we rely on our bottom-up stock selection process as our primary source of value add and we are finding the most attractive ideas in information technology, consumer discretionary, and industrials and business services.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Mid-Cap Growth Fund

Sector Weightings*:
Information Technology	22.2%
Industrials	19.3
Consumer Discretionary	14.3
Health Care	14.0
Energy	7.7
Financials	7.6
Materials	2.5
Consumer Staples	1.8
Utilities	1.3
Short Term Investments	9.3

Total Investments	100.0%

*Total Investments at Decembers 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/T. Rowe Price Mid-Cap Growth Fund outperformed its benchmark by posting a return of -1.46% for Class A shares compared to -1.65% for the Russell MidCap Growth Index.

Overall, stock selection added to relative returns, although this was partially offset by the negative impact of group allocation during the year. Superior stock selection in information technology was the primary contributor to outperformance; however, this was partially offset by an overweight to one of the weakest performing sectors in the benchmark. Several key holdings within the sector benefitted from increased mergers and acquisitions activity over the course of the year. We believe we can continue to benefit from companies that focus on disruptive software, hardware and technology platforms capable of changing the current technology landscape. Health care was also a notable contributor to relative performance as the Fund’s holdings in pharmaceutical and biotechnology companies positively affected relative returns. In industrials and business services, stock selection in machinery companies drove relative outperformance. Stock selection in materials, where the Fund maintains a small exposure to metals and mining companies, was a notable detractor. While gold prices continue to rise, metals and mining companies levered to gold have recently underperformed the broader market due to rising production costs, political risks and investors’ preferences toward “hard” assets. Stock selection in financials also weighed on relative results, as the Fund’s lack of exposure to real estate investment trusts (“REITs”) and weak relative performance in commercial banks hurt results.

Significant absolute contributors included Valeant Pharmaceuticals International Inc., National Semiconductor Corp., Nuance Communications Inc., Fastenal and Dollar General Corp. Significant absolute detractors included Agnico-Eagle Mines Ltd., Dolby Laboratories Inc., Rovi Corp. and McDermott International Inc.

Significant purchases for the year included Motorola Mobility Holdings Inc., Amdocs Ltd., Atmel Corp., Pall Corp. and Akamai Technologies Inc. Significant sales included Chipotle Mexican

Grill Inc., along with eliminations of Cephalon Inc., Waters Corp., Cablevision Systems Corp. and Solera Holdings Inc.

Significant absolute sector weighting changes from the end of 2010 to 2011 include increasing absolute sector weight in industrials and business services and slightly decreasing absolute weight in information technology. Absolute weight in energy was also slightly decreased for the year.

The U.S. economy continues to navigate through a multiyear adjustment process following the financial crisis of 2008. As Japan suffered almost two “lost decades” following the collapse of its real estate bubble in the early 1990s, so the U.S. appears now to be going through a disoriented—if not truly “lost”—period in the wake of a massive credit bubble. Despite some progress in reducing debt levels, global imbalances persist, especially between export focused emerging markets and over consuming developed economies. With consumers under strain, we are particularly focused on sectors that stand to benefit from an eventual rebalancing. For example, select manufacturers stand to benefit as stretched supply lines and the cheap dollar encourage global firms to relocate production to the U.S. and to seek domestic suppliers. Generally, we are continuing to focus our investments on the many good companies that have been able to prosper in this volatile environment, whether through a careful focus on resilient end markets, dexterous use of new technologies or other strategies.

JNL/T. Rowe Price Short-Term Bond Fund

Sector Weightings*:
U.S. Government Agency MBS	20.8%
Financials	19.8
Non-U.S. Government Agency ABS	14.8
Government Securities	11.6
Energy	5.2
Health Care	4.1
Utilities	4.0
Consumer Discretionary	3.7
Telecommunication Services	3.0
Consumer Staples	2.2
Materials	1.5
Industrials	1.3
Information Technology	1.3
Investment Companies	0.1
Short Term Investments	6.6

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/T. Rowe Price Short-Term Bond Fund underperformed its benchmark by posting a return of 1.38% for Class A shares compared to 1.59% for the Barclays Capital 1-3 Year Government/Credit Index.

Yield curve positioning was the most substantial driver of performance. In particular, the Fund’s modest exposure to intermediate maturities, mostly through MBS and investment grade corporate bonds, benefited the Fund. This segment of the curve showed the most meaningful declines, as yields fell markedly during the year.

As compared to the BofA Merrill Lynch 1-3 year Treasury Index, sector allocations also aided relative results, specifically the Fund’s overweight allocation to investment grade corporates. Short dated investment grade corporates posted solid returns for the year. Despite volatility stemming from the Eurozone sovereign debt crisis, the sector was able to post solid gains on resilience in the U.S. economy, strong corporate earnings and generally stable fundamentals. The Fund has a significant overweight to corporate bonds with nearly half of its assets invested in the sector. The largest allocation and overweight within the sector is to industrial names, which typically hold up well during economic uncertainty and market volatility.

Security selection within the Fund’s corporate allocation detracted from returns relative to the Fund’s benchmark. In particular, several money center banking names detracted from performance. Banks faced pressure, particularly in the second half of the year, from the escalating Eurozone debt crisis, concerns over regulation of the industry, ongoing exposure to the weakened mortgage market and long term concerns for profitability.

The Fund maintained our underweight of U.S. Treasuries in favor of spread sectors to build additional yield into the Fund. Within the investment grade corporate sector, the Fund actively participated in the new issue market as well as made adjustments to existing holdings. The Fund’s MBS position modestly decreased over the year, and the Fund made shifts within the sector in an effort to achieve a specific target contribution to duration within MBS holdings.

At the end of the year, gross derivatives exposure represents less than 3% of the Fund. Derivatives used in the Fund are interest rate futures and currency forwards. Interest rate futures held hedge (reduce) Fund exposures. Currency forward contracts completely offset one another and, as such, net currency exposure is zero.

JNL T. Rowe Price Funds (continued) T.Rowe Price Associates, Inc.

JNL/T. Rowe Price Value Fund

Sector Weightings*:
Financials	19.5%
Health Care	14.5
Energy	13.4
Information Technology	10.2
Consumer Discretionary	9.8
Industrials	9.3
Utilities	7.5
Materials	5.3
Consumer Staples	4.3
Telecommunication Services	3.6
Short Term Investments	2.6

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/T. Rowe Price Value Fund underperformed its benchmark by posting a return of -2.07% for Class A shares compared to 0.39% for the Russell 1000 Value Index.

The leading detractor from the Fund’s relative performance was consumer staples due to stock selection (Avon Products Inc.) and an underweight position. Utilities also weighed on relative results due to stock selection (AES Corp.). In industrials and business services, adverse stock selection (Southwest Airlines Co.) also proved to be a drag on relative returns. Stock selection in the energy (Peabody Energy, Nexen Inc.) and consumer discretionary sectors (General Motors Co.) also detracted though overweight positions to both sectors lessened the negative impact of stock selection. The only notable contributor to relative returns at the sector level was far and away financials due to an underweight position and stock selection (Moody’s Corp. and Citigroup Inc.). Concerns about the slowing economy, the regulatory environment, and European sovereign debt have weighed on this economically sensitive sector.

The five largest purchases during the year were: new purchases in Cisco Systems Inc., Gilead Sciences Inc. and MetLife Inc. and additions to existing positions in Merck and Co. Inc. and AT&T Inc.. The five largest sales during the year were: eliminating positions in El Paso Corp., Wells Fargo & Co., International Business

Machines Corp. and Citigroup Inc. and reducing positions in Schlumberger Ltd.

At the sector level, the largest increase in weighting during the year was in health care. The most significant decrease was in the Fund’s exposure to financials and energy. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

We believe that valuations in the U.S. equity market are reasonable and view the increased uncertainty in recent months as an opportunity to use fundamental analysis to separate winners from losers. We are currently finding the most opportunity in health care and materials, as well as select financials. We will continue to work closely with our in house proprietary research analysts to select stocks with valuation appeal, sound fundamentals and reasonable balance sheet integrity. As always, we will concentrate our efforts on making sound investment decisions in our ongoing attempt to add value for our clients.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL WMC Funds Wellington Management Company, LLP

Market Summary: The year ending December 31, 2011 was yet another extremely volatile period for equity markets. Global equities started the year on a strong note and continued to march higher in the first quarter of 2011, driven by investors’ enthusiasm for additional government debt purchases by the U.S. Federal Reserve (“Fed”), the extension of tax cuts in the U.S., strong earnings growth and generally improving economic data. This enthusiasm reversed later in the year, however, as concerns surfaced that the global economy could slip back into recession, resulting in a rapid decline in equity markets. Fears about sovereign debt and solvency in the Euro-zone, slowing economic expansion in China and the U.S., and uncertainty about the sustainability of corporate earnings growth combined to produce an extremely volatile stock market, and return correlations among stocks spiked as investors shed risk and fled to safety. Markets ended the year on a positive note in the final month of the year with encouraging employment and manufacturing data in the U.S..

JNL/WMC Balanced Fund (formerly JNL/Select Balanced Fund)

Sector Weightings*:
Financials	13.5%
Government Securities	11.2
Health Care	9.0
Information Technology	9.0
Energy	8.6
U.S. Government Agency MBS	8.1
Consumer Discretionary	7.0
Industrials	6.8
Consumer Staples	5.4
Utilities	3.3
Telecommunication Services	2.4
Materials	1.8
Non-U.S. Government Agency ABS	0.9
Short Term Investments	13.0

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/WMC Balanced Fund posted a return of 3.27% for Class A shares compared to 2.11% for the S&P 500 Index and 7.84% for the Barclays Capital U.S. Aggregate Bond Index. The Fund, which is comprised on average of 65% equity securities and 35% fixed income securities, underperformed its blended benchmark which is comprised of 65% S&P 500 Index and 35% Barclays Capital U.S. Aggregate Bond Index, which returned 4.39%.

Before fees and expenses, the equity portfolio outperformed the S&P 500 Index during the year. Positive security selection within information technology, health care and energy contributed most to relative results, but was partially offset by negative stock selection within consumer discretionary and industrials. Overweight allocations to health care and utilities contributed, but weren’t enough to offset negative relative results from an overweight to financials and underweight to consumer staples.

Among the top contributors to relative performance within the equity portfolio were Pfizer Inc. (“Pfizer”), Eli Lilly & Co. and International Business Machines Corp., as well as not owning Citigroup Inc. (“Citigroup”). Positions in Exxon Mobil

Corp. (“Exxon Mobil”) and Chevron Corp. (“Chevron”) also bolstered absolute performance. Ultra Petroleum Corp., MetLife Inc. and JP Morgan Chase & Co. were among the largest detractors from relative results within the equity portfolio, while not owning strong performing benchmark stock Apple Inc. also hurt relative results. Owning Bank of America Corp. (“Bank of America”) detracted from the Fund’s absolute performance.

The largest purchases within the equity portfolio during the year were in Microsoft Corp. (information technology), Exxon Mobil (energy) and AT&T Inc. (financials). The largest sells for the year were the elimination of News Corp. (consumer discretionary) and Pentair Inc. (industrials), and the trimming of the Fund’s position in Chevron (energy).

During the year, the Fund increased exposure to consumer discretionary; however, it remained underweight this sector versus the S&P 500 Index. The Fund also increased its weighting to financials and health care as valuations appeared attractive, while it decreased its allocation to more cyclically exposed sectors like industrials and materials. As of the end of the year, financials, health care and energy were the Fund’s largest overweights, while information technology and consumer staples were the largest underweights.

We continue to face elevated uncertainty across the macro environment with investors closely watching the sovereign debt crisis in Europe. The uncertainty in Europe has also led to high levels of risk aversion, record high stock correlations and a general flight to safety. In this environment, investors craved low volatility, safety stocks and the fundamentals of many quality companies were largely ignored.

We believe that, barring a catastrophic liquidity event in Europe, we should eventually return to an environment where fundamentals once again matter. History suggests that periods following correlation peaks have been positive for bottom-up stock pickers as differentiation among stocks returns. We continue to look for stabilization in the European debt markets albeit with a weak macro economy. Additionally, we continue to see slow growth in the U.S. economy. We continue to be focused on high quality companies with attractive valuations, solid fundamentals and strong balance sheets.

Before fees and expenses, the fixed income portfolio outperformed the Barclays Capital U.S. Aggregate Bond Index during the year. The portfolio benefited from exposure to non Treasury sectors during the year. An overweight to investment grade credit contributed to relative performance. Within investment grade credit, security selection within financials, an allocation to taxable municipal securities and an underweight to sovereign issuers were additive. The Fund’s overweight to agency pass through mortgage backed securities (“MBS”) also contributed to relative results as rates stayed low, interest rate volatility declined and the Fed announced its plan to buy mortgage securities for its own portfolio. The Fund’s yield curve positioning detracted from relative performance during the year, but was partially offset by positive results from duration positioning.

During the year, the fixed income portfolio increased its allocation to U.S. Treasuries, while it reduced exposure to agency pass through mortgage backed securities. The Fund reduced its exposure as valuations for mortgage backed securities became less attractive.

The U.S. economy is looking marginally better, but not enough for the Fed to stop easing or to reduce the amount of liquidity it is providing to the economy. The U.S. continues to be vulnerable to the problems in Europe, particularly U.S. banks, as many are counterparties to European financial institutions. We believe inflation pressures in the U.S. will remain low due to the current excess capacity in the labor, housing and commercial real estate markets. The only inflation we expect to see will come from commodities. With this in mind, we believe rates will stay low.

As of the end of the year, the Fund was slightly underweight equities and overweight fixed income.

JNL/WMC Value Fund (formerly JNL/Select Value Fund)

Sector Weightings*:
Financials	21.7%
Health Care	14.6
Energy	12.6
Consumer Discretionary	10.8
Information Technology	8.9
Industrials	8.7

Consumer Staples	8.1
Materials	5.6
Utilities	3.9
Telecommunication Services	3.0
Short Term Investments	2.1

Total Investments	100.0%

*Total Investments at December 31, 2011

Portfolio Manager Commentary: For the year ended December 31, 2011, the JNL/WMC Value Fund underperformed its benchmark by posting a return of -2.06% for Class A shares compared to 0.39% for the Russell 1000 Value Index.

Stock selection within health care, industrials, and materials detracted most from the Fund’s

JNL WMC Funds (continued) Wellington Management Company, LLP

JNL/WMC Value Fund (formerly JNL/Select Value Fund) (continued)

relative performance during the year; however, this was partially offset by strong stock selection within financials and energy. Sector allocation, a residual of the bottom-up stock selection process, detracted from relative results during the year. An underweight allocation to financials and an overweight allocation to health care wasn’t enough to offset negative relative results from an underweight to utilities and overweights to materials and information technology.

Philip Morris International Inc., Marsh & McLennan Cos. Inc. and Marathon Oil Corp. were the largest contributors to the Fund’s relative performance during the year. Not owning Citigroup and Morgan Stanley also aided relative results. Pfizer and Chevron were also strong performers, and helped the Fund’s absolute performance. Ingersoll-Rand Plc, Credit Suisse Group AG and Cisco Systems Inc. were the largest detractors from the Fund’s relative performance during the year. Bank of America and Goldman Sachs Group Inc. also hurt absolute results.

The largest purchases during the year included new positions in HCA Holdings Inc. and Royal

Dutch Shell Plc. The Fund also established new positions in Anheuser-Busch Inbev NV, Noble Corp. and Goodyear Tire & Rubber Co. The largest sales during the year included Conoco Phillips, Molson Coors Brewing Co. and Target Corp., all of which were eliminated. The Fund also eliminated positions in Textron Inc. and QUALCOMM Inc.

Economic data in the U.S. improved towards the end of the year. The U.S. unemployment rate fell to 8.7% in November, its lowest level since March 2009. Retail sales, housing, and consumer confidence data also have trended positive in recent months. While economic growth is likely to remain tepid in 2012, this is discounted in valuations, in our view. The biggest risk to U.S. markets remains a cataclysmic liquidity event in Europe that severely impacts global economic growth and confidence. We view this as a low probability event. However, U.S. markets were focused on Europe during the quarter - we expect this will remain a point of emphasis into 2012.

As always, we remain focused on analyzing

each stock in the Fund, and those we are considering for purchase, relative to a range of economic scenarios. We expect a continued modest economic expansion in the U.S., underpinned by falling inflation and only modest fiscal restraint. The likelihood of a European recession is increasing, but we believe the U.S. can withstand this and continue its slow recovery.

While the coming environment is likely to be challenging in Europe, we believe that we are well positioned for continuing global economic volatility. In part this is because volatility has created opportunities to gain exposure to great companies at very attractive prices. We are focused on positioning the Fund in these attractively valued companies with improving outlooks while reducing exposure to those that do not discount a slowdown and that are not positioned for such an environment. As always, getting the earnings right will be critical, and as bottom-up investors we have focused our attention and resources on that task.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s snares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1 (a)	44,872	$403,849

Total Investment Companies (cost $405,650)		403,849

Total Investments - 100.1% (cost $405,650)		403,849
Other Assets and Liabilities, Net - (0.1%)		(217)

Total Net Assets - 100.0%		$403,632

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund Class 1 (a)	28,420	$339,899

Total Investment Companies (cost $347,565)		339,899

Total Investments - 100.0% (cost $347,565)		339,899
Other Assets and Liabilities, Net - (0.0%)		(159)

Total Net Assets - 100.0%		$339,740

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	7,534	$130,269

Total Investment Companies (cost $152,106)		130,269

Total Investments - 100.0% (cost $152,106)		130,269
Other Assets and Liabilities, Net - (0.0%)		(61)

Total Net Assets - 100.0%		$130,208

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth-Income Fund Class 1	13,845	$460,624

Total Investment Companies (cost $465,730)		460,624

Total Investments - 100.1% (cost $465,730)		460,624
Other Assets and Liabilities, Net - (0.1%)		(269)

Total Net Assets - 100.0%		$460,355

	Shares/Par (p)	Value
JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - International Fund Class 1	14,020	$213,241

Total Investment Companies (cost $241,422)		213,241

Total Investments - 100.1% (cost $241,422)		213,241
Other Assets and Liabilities, Net - (0.1%)		(126)

Total Net Assets - 100.0%		$213,115

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - New World Fund Class 1 (a)	14,010	$275,290

Total Investment Companies (cost $307,823)		275,290

Total Investments - 100.1% (cost $307,823)		275,290
Other Assets and Liabilities, Net - (0.1%)		(150)

Total Net Assets - 100.0%		$275,140

JNL Institutional Alt 20 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (8.0%) (a)	3,898	$36,876
JNL/BlackRock Commodity Securities Fund (0.8%) (a)	874	8,872
JNL/Brookfield Global Infrastructure Fund (7.4%) (a)	913	9,461
JNL/Goldman Sachs Emerging Markets Debt Fund (2.3%) (a)	1,492	17,945
JNL/Invesco Global Real Estate Fund (2.5%) (a)	2,375	18,402
JNL/Ivy Asset Strategy Fund (1.1%) (a)	1,673	17,665
JNL/Lazard Emerging Markets Fund (1.5%) (a)	1,799	17,685
JNL/Mellon Capital Management Bond Index Fund (37.6%) (a)	18,252	221,025
JNL/Mellon Capital Management Global Alpha Fund (7.2%) (a)	3,510	37,104
JNL/Mellon Capital Management International Index Fund (9.3%) (a)	10,171	108,017
JNL/Mellon Capital Management Nasdaq 25 Fund (12.5%) (a)	3,082	35,964
JNL/Mellon Capital Management S&P 24 Fund (20.5%) (a)	10,356	109,772
JNL/Mellon Capital Management S&P SMid 60 Fund (13.5%) (a)	6,541	64,950
JNL/Mellon Capital Management Small Cap Index Fund (4.7%) (a)	3,147	36,382
JNL/Mellon Capital Management Value Line 30 Fund (10.9%) (a)	7,755	78,481
JNL/PIMCO Real Return Fund (1.4%) (a)	2,875	36,890
JNL/PPM America High Yield Bond Fund (2.9%) (a)	5,693	37,062

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/Red Rocks Listed Private Equity Fund (3.0%) (a)	2,474	17,939

Total Investment Companies (cost $924,487)		910,492

Total Investments - 100.0% (cost $924,487)		910,492
Other Assets and Liabilities, Net - (0.0%)		(145)

Total Net Assets - 100.0%		$910,347

JNL Institutional Alt 35 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (21.5%) (a)	10,421	$98,586
JNL/BlackRock Commodity Securities Fund (2.6%) (a)	2,671	27,107
JNL/Brookfield Global Infrastructure Fund (22.7%) (a)	2,791	28,921
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (a)	2,279	27,412
JNL/Invesco Global Real Estate Fund (7.8%) (a)	7,253	56,215
JNL/Ivy Asset Strategy Fund (3.4%) (a)	5,110	53,966
JNL/Lazard Emerging Markets Fund (3.5%) (a)	4,166	40,948
JNL/Mellon Capital Management Bond Index Fund (40.6%) (a)	19,750	239,169
JNL/Mellon Capital Management Global Alpha Fund (19.2%) (a)	9,384	99,189
JNL/Mellon Capital Management International Index Fund (13.0%) (a)	14,242	151,246
JNL/Mellon Capital Management Nasdaq 25 Fund (14.4%) (a)	3,531	41,203
JNL/Mellon Capital Management S&P 24 Fund (28.7%) (a)	14,500	153,703
JNL/Mellon Capital Management S&P SMid 60 Fund (17.6%) (a)	8,563	85,028
JNL/Mellon Capital Management Small Cap Index Fund (5.4%) (a)	3,605	41,680
JNL/Mellon Capital Management Value Line 30 Fund (14.7%) (a)	10,530	106,560
JNL/PIMCO Real Return Fund (1.6%) (a)	3,294	42,267
JNL/PPM America High Yield Bond Fund (3.3%) (a)	6,523	42,463
JNL/Red Rocks Listed Private Equity Fund (9.0%) (a)	7,492	54,316

Total Investment Companies (cost $1,430,982)		1,389,979

Total Investments - 100.0% (cost $1,430,982)		1,389,979
Other Assets and Liabilities, Net - (0.0%)		(209)

Total Net Assets - 100.0%		$1,389,770

JNL Institutional Alt 50 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (40.0%) (a)	19,458	$184,073
JNL/BlackRock Commodity Securities Fund (5.0%) (a)	5,233	53,113
JNL/Brookfield Global Infrastructure Fund (44.5%) (a)	5,472	56,691
JNL/Goldman Sachs Emerging Markets Debt Fund (6.9%) (a)	4,466	53,724

	Shares/Par (p)	Value
JNL/Invesco Global Real Estate Fund (15.2%) (a)	14,168	109,802
JNL/Ivy Asset Strategy Fund (5.5%) (a)	8,344	88,117
JNL/Lazard Emerging Markets Fund (4.6%) (a)	5,441	53,487
JNL/Mellon Capital Management Bond Index Fund (43.7%) (a)	21,257	257,423
JNL/Mellon Capital Management Global Alpha Fund (35.9%) (a)	17,521	185,196
JNL/Mellon Capital Management International Index Fund (13.9%) (a)	15,222	161,656
JNL/Mellon Capital Management Nasdaq 25 Fund (12.5%) (a)	3,076	35,892
JNL/Mellon Capital Management S&P 24 Fund (27.3%) (a)	13,781	146,083
JNL/Mellon Capital Management S&P SMid 60 Fund (19.2%) (a)	9,326	92,604
JNL/Mellon Capital Management Small Cap Index Fund (4.7%) (a)	3,141	36,311
JNL/Mellon Capital Management Value Line 30 Fund (14.4%) (a)	10,315	104,390
JNL/PIMCO Real Return Fund (1.4%) (a)	2,871	36,831
JNL/PPM America High Yield Bond Fund (2.9%) (a)	5,683	36,999
JNL/Red Rocks Listed Private Equity Fund (20.7%) (a)	17,194	124,655

Total Investment Companies (cost $1,892,480)		1,817,047

Total Investments - 100.0% (cost $1,892,480)		1,817,047
Other Assets and Liabilities, Net - (0.0%)		(266)

Total Net Assets - 100.0%		$1,816,781

JNL Institutional Alt 65 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (30.5%) (a)	14,810	$140,104
JNL/BlackRock Commodity Securities Fund (3.6%) (a)	3,788	38,452
JNL/Brookfield Global Infrastructure Fund (24.2%) (a)	2,979	30,860
JNL/Goldman Sachs Emerging Markets Debt Fund (3.7%) (a)	2,427	29,192
JNL/Invesco Global Real Estate Fund (9.6%) (a)	8,984	69,623
JNL/Ivy Asset Strategy Fund (4.2%) (a)	6,343	66,984
JNL/Lazard Emerging Markets Fund (3.3%) (a)	3,941	38,739
JNL/Mellon Capital Management Bond Index Fund (13.6%) (a)	6,604	79,969
JNL/Mellon Capital Management Global Alpha Fund (27.3%) (a)	13,334	140,938
JNL/Mellon Capital Management International Index Fund (5.9%) (a)	6,430	68,287
JNL/Mellon Capital Management Nasdaq 25 Fund (6.8%) (a)	1,670	19,495
JNL/Mellon Capital Management S&P 24 Fund (13.0%) (a)	6,551	69,441
JNL/Mellon Capital Management S&P SMid 60 Fund (8.4%) (a)	4,052	40,239
JNL/Mellon Capital Management Small Cap Index Fund (2.6%) (a)	1,706	19,723
JNL/Mellon Capital Management Value Line 30 Fund (5.2%) (a)	3,733	37,776
JNL/PPM America High Yield Bond Fund (0.8%) (a)	1,545	10,056

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/Red Rocks Listed Private Equity Fund (14.5%) (a)	12,017	87,125

Total Investment Companies (cost $1,050,390)		987,003

Total Investments - 100.0% (cost $1,050,390)		987,003
Other Assets and Liabilities, Net - (0.0%)		(158)

Total Net Assets - 100.0%		$986,845

JNL Disciplined Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (11.1%) (a)	2,631	$26,498
JNL/Goldman Sachs Emerging Markets Debt Fund (1.1%) (a)	735	8,843
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.9%) (a)	1,941	26,974
JNL/Mellon Capital Management 25 Fund (3.6%) (a)	1,578	20,923
JNL/Mellon Capital Management Emerging Markets Index Fund (26.0%) (a)	2,824	25,640
JNL/Mellon Capital Management International Index Fund (2.9%) (a)	3,228	34,285
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	194	5,327
JNL/Mellon Capital Management Pacific Rim 30 Fund (14.3%) (a)	984	11,688
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.0%) (a)	1,021	13,065
JNL/Mellon Capital Management S&P SMid 60 Fund (2.0%) (a)	960	9,533
JNL/Mellon Capital Management Small Cap Index Fund (2.9%) (a)	1,943	22,456
JNL/PIMCO Real Return Fund (0.8%) (a)	1,611	20,669
JNL/PIMCO Total Return Bond Fund (0.8%) (a)	2,430	30,549
JNL/PPM America Floating Rate Income Fund (1.3%) (a)	592	5,959
JNL/PPM America High Yield Bond Fund (2.1%) (a)	4,108	26,741
JNL/PPM America Total Return Fund (10.7%) (a)	3,026	32,442
JNL/S&P Competitive Advantage Fund (8.6%) (a)	4,184	45,818
JNL/S&P Dividend Income & Growth Fund (4.4%) (a)	3,797	40,632
JNL/S&P Intrinsic Value Fund (7.2%) (a)	4,122	40,806
JNL/S&P Total Yield Fund (3.8%) (a)	1,611	13,952

Total Investment Companies (cost $470,498)		462,800

Total Investments - 100.0% (cost $470,498)		462,800
Other Assets and Liabilities, Net - (0.0%)		(77)

Total Net Assets - 100.0%		$462,723

JNL Disciplined Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (8.0%) (a)	1,893	$19,068
JNL/Goldman Sachs Emerging Markets Debt Fund (1.2%) (a)	762	9,164
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.1%) (a)	1,098	15,264

	Shares/Par (p)	Value
JNL/Mellon Capital Management 25 Fund (5.2%) (a)	2,324	30,812
JNL/Mellon Capital Management Emerging Markets Index Fund (47.7%) (a)	5,188	47,106
JNL/Mellon Capital Management International Index Fund (4.5%) (a)	4,943	52,496
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	176	4,825
JNL/Mellon Capital Management Pacific Rim 30 Fund (21.9%) (a)	1,507	17,904
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.9%) (a)	1,505	19,265
JNL/Mellon Capital Management S&P SMid 60 Fund (2.9%) (a)	1,386	13,763
JNL/Mellon Capital Management Small Cap Index Fund (4.2%) (a)	2,773	32,052
JNL/PIMCO Real Return Fund (0.6%) (a)	1,286	16,499
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	1,415	17,786
JNL/PPM America Floating Rate Income Fund (0.6%) (a)	284	2,859
JNL/PPM America High Yield Bond Fund (1.7%) (a)	3,278	21,340
JNL/PPM America Total Return Fund (6.3%) (a)	1,786	19,150
JNL/S&P Competitive Advantage Fund (10.4%) (a)	5,058	55,382
JNL/S&P Dividend Income & Growth Fund (5.3%) (a)	4,591	49,122
JNL/S&P Intrinsic Value Fund (8.6%) (a)	4,926	48,769
JNL/S&P Total Yield Fund (4.6%) (a)	1,942	16,815

Total Investment Companies (cost $517,322)		509,441

Total Investments - 100.0% (cost $517,322)		509,441
Other Assets and Liabilities, Net - (0.0%)		(83)

Total Net Assets - 100.0%		$509,358

JNL Disciplined Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (1.9%) (a)	459	$4,622
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	257	3,087
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (a)	183	2,550
JNL/Mellon Capital Management 25 Fund (2.0%) (a)	885	11,739
JNL/Mellon Capital Management Emerging Markets Index Fund (22.7%) (a)	2,463	22,363
JNL/Mellon Capital Management International Index Fund (1.9%) (a)	2,090	22,199
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.4%) (a)	115	3,154
JNL/Mellon Capital Management Pacific Rim 30 Fund (9.2%) (a)	636	7,558
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.1%) (a)	573	7,328
JNL/Mellon Capital Management S&P SMid 60 Fund (1.2%) (a)	562	5,585
JNL/Mellon Capital Management Small Cap Index Fund (1.8%) (a)	1,191	13,765
JNL/Mellon Capital Management Technology Sector Fund (0.5%) (a)	260	1,828
JNL/PIMCO Real Return Fund (0.1%) (a)	282	3,623
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	266	3,339

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund (0.4%) (a)	766	4,984
JNL/PPM America Total Return Fund (1.1%) (a)	313	3,352
JNL/S&P Competitive Advantage Fund (3.7%) (a)	1,811	19,826
JNL/S&P Dividend Income & Growth Fund (1.9%) (a)	1,645	17,602
JNL/S&P Intrinsic Value Fund (3.0%) (a)	1,749	17,316
JNL/S&P Total Yield Fund (1.6%) (a)	686	5,942

Total Investment Companies (cost $187,848)		181,762

Total Investments - 100.0% (cost $187,848)		181,762
Other Assets and Liabilities, Net - (0.0% )		(30)

Total Net Assets - 100.0%		$181,732

JNL/AQR Managed Futures Strategy Fund

SHORT TERM INVESTMENTS - 96.4%

Investment Companies - 96.4%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h)	233,066	$233,066
JNL Money Market Fund, 0.02% (a) (h)	210,041	210,041

Total Short Term Investments (cost $443,107)		443,107

Total Investments - 96.4% (cost $443,107)		443,107
Other Assets and Liabilities, Net - 3.6% (o)		16,739

Total Net Assets - 100.0%		$459,846

JNL/BlackRock Commodity Securities Fund* (x)

COMMON STOCKS - 70.7%

ENERGY - 62.3%
Anadarko Petroleum Corp.	236	$17,980
Apache Corp.	317	28,713
Baker Hughes Inc.	190	9,217
Berry Petroleum Co. - Class A	132	5,533
Cabot Oil & Gas Corp. - Class A	176	13,389
Cameron International Corp. (c)	339	16,682
Canadian Natural Resources Ltd.	358	13,418
Cenovus Energy Inc.	211	7,004
Chevron Corp.	271	28,804
Cimarex Energy Co.	84	5,203
CNOOC Ltd. - ADR (e)	42	7,321
ConocoPhillips	168	12,243
Devon Energy Corp.	330	20,448
Dresser-Rand Group Inc. (c)	355	17,729
Dril-Quip Inc. (c)	149	9,786
Ensco International Plc - ADR	119	5,604
EOG Resources Inc.	350	34,522
EQT Corp.	178	9,750
Exxon Mobil Corp.	348	29,520
FMC Technologies Inc. (c)	528	27,592
Halliburton Co.	344	11,885
Helmerich & Payne Inc.	186	10,849
Hess Corp.	147	8,356
Marathon Oil Corp.	256	7,505
Marathon Petroleum Corp.	135	4,486
Murphy Oil Corp.	346	19,287
National Oilwell Varco Inc.	439	29,818

	Shares/Par (p)	Value
Noble Corp.	269	8,140
Noble Energy Inc.	155	14,665
Occidental Petroleum Corp.	258	24,166
Peabody Energy Corp.	236	7,827
Pioneer Natural Resources Co.	111	9,957
Range Resources Corp.	259	16,041
Saipem SpA	173	7,344
Schlumberger Ltd.	260	17,761
Southwestern Energy Co. (c)	177	5,661
Suncor Energy Inc.	634	18,279
Talisman Energy Inc.	1,131	14,416
Technip SA - ADR	269	6,346
Total SA - ADR	196	10,014
Transocean Ltd.	236	9,042
Whiting Petroleum Corp. (c)	186	8,694
Other Securities		65,217

		656,214

MATERIALS - 8.4%
Cliffs Natural Resources Inc.	118	7,382
Eldorado Gold Corp.	767	10,556
First Quantum Minerals Ltd.	376	7,407
Goldcorp Inc.	246	10,924
Newcrest Mining Ltd.	280	8,468
Southern Copper Corp.	273	8,237
Vale SA - ADR	330	7,089
Other Securities		27,881

		87,944

Total Common Stocks (cost $737,360)		744,158

COMMODITY INDEXED STRUCTURED NOTES - 7.4%
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.49%, 11/02/12 (f) (i)	$12,000	11,395
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/13/12 (f) (i)	5,000	5,048
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/23/13 (f) (i)	15,000	16,429
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/24/13 (f) (i)	4,000	4,317
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.26%, 12/21/12 (f) (i)	6,500	5,542
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 09/11/12 (f) (i)	23,000	15,880
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/05/12 (f) (i)	9,000	9,081
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.49%, 10/26/12 (f) (i)	11,500	10,858

Total Commodity Indexed Structured Notes (cost $86,000)		78,550

SHORT TERM INVESTMENTS - 22.9%

Investment Company - 21.8%
JNL Money Market Fund, 0.02% (a) (h)	229,369	229,369

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	10,799	10,799
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	237	231

		11,030

Treasury Securities - 0.1%
Other Securities		1,000

Total Short Term Investments (cost $241,405)		241,399

Total Investments - 101.0% (cost $1,064,765)		1,064,107
Other Assets and Liabilities, Net - (1.0%)		(10,942)

Total Net Assets - 100.0%		$1,053,165

JNL/BlackRock Global Allocation Fund* (v) (x)

COMMON STOCKS - 60.0%

CONSUMER DISCRETIONARY - 3.8%
Other Securities		$19,303

CONSUMER STAPLES - 3.6%
Nestle SA	27	1,553
Wal-Mart Stores Inc.	31	1,831
Other Securities		14,970

		18,354

ENERGY - 9.4%
BG Group Plc	89	1,897
BP Plc	96	689
BP Plc - ADR	22	923
Chevron Corp.	39	4,160
Consol Energy Inc.	59	2,169
Exxon Mobil Corp.	82	6,960
Marathon Oil Corp.	25	723
Marathon Petroleum Corp.	32	1,081
National Oilwell Varco Inc.	22	1,496
Occidental Petroleum Corp.	25	2,359
Petroleo Brasileiro SA - ADR (e)	124	2,903
Schlumberger Ltd.	25	1,687
Total SA (e)	22	1,140
Total SA - ADR	23	1,182
Other Securities		19,046

		48,415

FINANCIALS - 7.7%
CapitaLand Ltd.	202	343
Citigroup Inc.	68	1,794
JPMorgan Chase & Co.	68	2,277
Wells Fargo & Co.	60	1,646
Other Securities		33,378

		39,438

HEALTH CARE - 6.8%
Bristol-Myers Squibb Co.	58	2,060
Johnson & Johnson	49	3,235
Merck & Co. Inc.	56	2,097
Pfizer Inc.	131	2,836
Other Securities		24,986

		35,214

INDUSTRIALS - 5.7%
General Electric Co.	175	3,126
Siemens AG	18	1,763
Union Pacific Corp.	18	1,942

	Shares/Par (p)	Value

Other Securities		22,620

		29,451

INFORMATION TECHNOLOGY - 8.7%
Apple Inc. (c)	11	4,584
Cisco Systems Inc.	97	1,757
Google Inc. - Class A (c)	4	2,346
International Business Machines Corp.	18	3,379
Microsoft Corp.	173	4,482
Oracle Corp.	112	2,867
QUALCOMM Inc.	35	1,909
Other Securities		23,430

		44,754

MATERIALS - 6.7%
BASF SE	30	2,082
BHP Billiton Ltd.	45	1,567
Goldcorp Inc.	54	2,387
Newmont Mining Corp.	36	2,161
Rio Tinto Ltd. (e)	18	1,125
Rio Tinto Plc	13	637
Other Securities		24,394

		34,353

TELECOMMUNICATION SERVICES - 4.9%
AT&T Inc.	109	3,309
NTT DoCoMo Inc.	1	2,096
Verizon Communications Inc.	43	1,714
Other Securities		18,060

		25,179

UTILITIES - 2.7%
Other Securities		13,691

Total Common Stocks (cost $307,667)		308,152

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		1,646

CONSUMER STAPLES - 0.2%
Other Securities		859

ENERGY - 0.2%
Other Securities		958

FINANCIALS - 0.3%
Wachovia Capital Trust IV, 6.38%	1	16
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	—	190
Other Securities		1,150

		1,356

MATERIALS - 0.1%
Other Securities		767

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		168

UTILITIES - 0.2%
Other Securities		827

Total Preferred Stocks (cost $7,029)		6,581

TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	11	291
Other Securities		583

		874

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

HEALTH CARE - 0.0%
Other Securities		223

Total Trust Preferreds (cost $1,064)		1,097

WARRANTS - 0.0%
Other Securities		41

Total Warrants (cost $39)		41

PURCHASED OPTIONS - 0.1%
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 86.7, Expiration 9/24/2012, JPM	4,393	29
Russell 2000 Index Put Option, Strike Price 664.34, Expiration 1/2/2012, JPM	600	—
S&P 500 Index Call Option, Strike Price 1,373.88, Expiration 2/10/2012, JPM	806	2
S&P/ASX 200 Index Put Option, Strike Price AUD 3,969.1, Expiration 2/18/2012, JPM	324	33
Taiwan Taiex Index Call Option, Strike Price 7,398.5, Expiration 9/20/2013, CGM (f)	6,009	75
Taiwan Taiex Index Call Option, Strike Price 7,398.5, Expiration 9/21/2012, CGM (f)	6,009	53
Other Securities		576

Total Options (cost $1,177)		768

INVESTMENT COMPANIES - 2.1%
ETFS Gold Trust (c)	13	1,996
iShares Comex Gold Trust Fund (a) (c)	123	1,867
iShares Silver Trust (a) (c)	5	122
SPDR Gold Trust (c)	38	5,839
Other Securities		999

Total Investment Companies (cost $12,160)		10,823

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		379

Total Non-U.S. Government Agency Asset-Backed Securities (cost $380)		379

CORPORATE BONDS AND NOTES - 5.6%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		921

CONSUMER STAPLES - 0.3%
Other Securities		1,627

ENERGY - 0.9%
Consol Energy Inc., 8.00%, 04/01/17	507	555
Other Securities		3,977

		4,532
FINANCIALS - 2.1%
CapitaLand Ltd.
2.10%, 11/15/16, SGD	750	564
3.13%, 03/05/18, SGD	1,500	1,172
2.95%, 06/20/22, SGD	1,750	1,237
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)	2,180	1,753
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	29	29
Other Securities		5,927

		10,682
HEALTH CARE - 0.8%
Other Securities		4,201

	Shares/Par (p)	Value

INDUSTRIALS - 0.3%
Other Securities		1,383

INFORMATION TECHNOLOGY - 0.3%
Other Securities		1,527

MATERIALS - 0.3%
Other Securities		1,733

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		1,021

UTILITIES - 0.2%
Other Securities		910

Total Corporate Bonds and Notes (cost $29,011)		28,537

GOVERNMENT AND AGENCY OBLIGATIONS - 16.6%

GOVERNMENT SECURITIES - 16.6%
Sovereign - 8.3%
Australia Government Bond
5.75%, 04/15/12, AUD	798	820
4.75%, 11/15/12, AUD	798	825
5.50%, 12/15/13, AUD	1,506	1,608
5.75%, 05/15/21, AUD	2,327	2,768
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	630	736
10.00%, 01/01/17, BRL	6,700	3,452
10.00%, 01/01/21, BRL	6,631	3,312
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	3,956	6,016
3.50%, 07/04/19, EUR	3,130	4,633
Hong Kong Government Bond
4.13%, 02/22/13, HKD	3,350	451
2.03%, 03/18/13, HKD	10,350	1,361
1.67%, 03/24/14, HKD	2,050	271
3.51%, 12/08/14, HKD	5,050	707
1.69%, 12/22/14, HKD	2,650	352
Malaysia Government Bond
2.51%, 08/27/12, MYR	7,200	2,265
3.46%, 07/31/13, MYR	2,100	668
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	517	917
4.75%, 03/07/20, GBP	3,486	6,692
4.25%, 12/07/40, GBP	1,038	1,984
Other Securities		2,829

		42,667
Treasury Inflation Index Securities - 0.1%
Other Securities		599
U.S. Treasury Securities - 8.2%
U.S. Treasury Note
0.63%, 07/31/12	1,912	1,918
2.25%, 01/31/15	3,984	4,208
2.38%, 02/28/15	4,088	4,338
2.50%, 03/31/15	4,605	4,910
2.25%, 03/31/16	5,405	5,765
1.38%, 09/30/18	2,834	2,849
1.75%, 10/31/18	411	423
3.50%, 05/15/20	8,912	10,252
2.63%, 08/15/20	6,662	7,185

		41,848

Total Government and Agency Obligations (cost $85,609)		85,114

SHORT TERM INVESTMENTS - 22.4%

Securities Lending Collateral - 7.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	37,124	37,124

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Treasury Securities - 15.2%
Japan Treasury Bill
0.00%, 03/09/12, JPY	120,000	1,559
0.00%, 05/14/12, JPY	90,000	1,169
U.S. Treasury Bill
0.01%, 03/08/12 (e)	$3,650	3,650
0.03%, 03/15/12 (e)	4,660	4,660
0.01%, 03/22/12 (e)	7,390	7,390
0.04%, 03/29/12	800	800
0.02%, 04/12/12	19,340	19,339
0.03%, 05/10/12 (e)	5,550	5,549
0.04%, 05/17/12 (e)	4,830	4,829
0.02%, 05/24/12 (e)	11,050	11,048
0.04%, 05/31/12 (e)	4,800	4,799
0.02%, 06/07/12 (e)	2,200	2,200
0.05%, 06/21/12 (e)	7,900	7,898
0.05%, 06/28/12	2,200	2,199
Other Securities		713

		77,802

Total Short Term Investments (cost $114,953)		114,926

Total Investments - 108.4% (cost $559,089)		556,418
Other Assets and Liabilities, Net - (8.4%) (o)		(43,004)

Total Net Assets - 100.0%		$513,414

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 94.3%

CONSUMER DISCRETIONARY - 2.9%
Eutelsat Communications Group SA	32	$1,249
SES SA - FDR	101	2,424

		3,673

ENERGY - 39.0%
Chesapeake Midstream Partners LP	113	3,283
Crosstex Energy Inc.	47	588
El Paso Corp.	145	3,847
Enbridge Inc.	223	8,349
Energy Transfer Equity LP	95	3,855
Enterprise Products Partners LP	111	5,139
MarkWest Energy Partners LP	55	3,028
NuStar Energy LP	22	1,269
Plains All American Pipeline LP	44	3,232
Regency Energy Partners LP	51	1,278
Spectra Energy Corp.	225	6,925
Targa Resources Corp.	31	1,249
Tesoro Logistics LP	38	1,237
TransCanada Corp.	147	6,430

		49,709

INDUSTRIALS - 13.2%
Abertis Infraestructuras SA	155	2,476
All America Latina Logistica SA	242	1,204
Cia de Concessoes Rodoviarias	199	1,303
DP World Ltd.	116	1,136
Flughafen Zuerich AG	4	1,249
Fraport AG Frankfurt Airport Services Worldwide	24	1,185
Groupe Eurotunnel SA	571	3,890
Shenzhen International Holdings Ltd.	19,218	1,262
Sichuan Expressway Co. Ltd.	3,049	1,225
Transurban Group	317	1,820

		16,750

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 10.2%
American Tower Corp. - Class A	123	7,399
Crown Castle International Corp. (c)	69	3,096
SBA Communications Corp. (c)	59	2,543

		13,038

UTILITIES - 29.0%
American Water Works Co. Inc.	78	2,469
CenterPoint Energy Inc.	124	2,487
DUET Group	1,310	2,352
ITC Holdings Corp.	33	2,534
National Grid Plc	895	8,688
Northeast Utilities	26	938
NorthWestern Corp.	35	1,260
Oneok Inc.	36	3,155
Red Electrica Corp. SA	58	2,465
Sempra Energy	46	2,541
Severn Trent Plc	105	2,435
Snam Rete Gas SpA	425	1,872
Spark Infrastructure Group	917	1,290
United Utilities Group Plc	258	2,431

		36,917

Total Common Stocks (cost $115,873)		120,087

PREFERRED STOCKS - 1.0%

UTILITIES - 1.0%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	67	1,301

Total Preferred Stocks (cost $1,203)		1,301

INVESTMENT COMPANIES - 0.5%
John Laing Infrastructure Fund Ltd.	360	607

Total Investment Companies (cost $600)		607

SHORT TERM INVESTMENTS - 6.6%

Investment Company - 6.6%
JNL Money Market Fund, 0.02% (a) (h)	8,487	8,487

Total Short Term Investments (cost $8,487)		8,487

Total Investments - 102.4% (cost $126,163)		130,482
Other Assets and Liabilities, Net - (2.4%)		(3,096)

Total Net Assets - 100.0%		$127,386

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 62.0%

CONSUMER DISCRETIONARY - 6.9%
Bayerische Motoren Werke AG	8	$509
Carnival Corp.	14	460
CBS Corp. - Class B	61	1,650
Comcast Corp. - Class A	77	1,830
Compagnie Financiere Richemont SA	22	1,093
Daimler AG	29	1,280
Denso Corp.	32	895
Discovery Communications Inc. - Class A (c)	24	975
DreamWorks Animation SKG Inc. - Class A (c) (e)	25	412
Fast Retailing Co. Ltd.	3	546
Gannett Co. Inc.	170	2,272
GKN Plc	557	1,582
Hennes & Mauritz AB - Class B	41	1,318
Home Depot Inc.	20	828

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Hyundai Mobis	4	1,026
Li & Fung Ltd.	192	356
Li Ning Co. Ltd. (e)	199	158
New Oriental Education & Technology Group - ADR (c)	12	289
Nike Inc. - Class B	8	800
SES SA - FDR - Class A	69	1,666
Signet Jewelers Ltd.	18	787
Sony Corp.	39	698
Swatch Group AG	1	228
Target Corp.	30	1,557
Time Warner Cable Inc.	7	470
Urban Outfitters Inc. (c)	39	1,072
Urbi Desarrollos Urbanos SAB DE CV (c)	53	60
Virgin Media Inc.	11	225
Walt Disney Co.	16	600

		25,642

CONSUMER STAPLES - 3.7%
Ajinomoto Co. Inc.	134	1,609
Avon Products Inc.	31	545
Danone SA	40	2,486
Hypermarcas SA	97	442
Imperial Tobacco Group Plc	40	1,517
Magnit OAO - GDR	9	180
Nestle SA	43	2,476
Olam International Ltd. (q)	109	178
Pernod-Ricard SA	35	3,219
SABMiller Plc	1	46
Tesco Plc	104	650
Tingyi Cayman Islands Holding Corp. (e)	22	67
United Spirits Ltd.	51	472

		13,887

ENERGY - 8.0%
Anadarko Petroleum Corp.	18	1,374
Baker Hughes Inc.	18	856
BG Group Plc	102	2,178
Cairn Energy Plc (c)	27	111
Cameco Corp. (e)	69	1,252
Cenovus Energy Inc.	88	2,932
Chevron Corp.	9	915
China Petroleum & Chemical Corp. - Class H	414	436
EnCana Corp. (e)	39	725
EnCana Corp.	9	169
Fugro NV	14	837
Gazprom OAO - ADR	65	690
Halliburton Co.	71	2,450
Noble Energy Inc.	34	3,247
Oil Search Ltd.	83	529
Petroleo Brasileiro SA - ADR	9	221
QGEP Participacoes SA (q)	17	149
Repsol YPF SA (e)	30	932
Royal Dutch Shell Plc - Class A	24	875
Sasol Ltd.	28	1,342
Schlumberger Ltd.	56	3,819
SeaDrill Ltd.	11	354
TMK OAO - GDR	6	52
TransCanada Corp. (e)	10	433
Tullow Oil Plc	67	1,455
Uranium One Inc. (c)	24	50
Weatherford International Ltd. (c)	77	1,132
YPF SA - ADR - Class D	8	260

		29,775

FINANCIALS - 9.8%
ACE Ltd.	32	2,209
AFLAC Inc.	6	272

	Shares/Par (p)	Value

AIA Group Ltd.	808	2,522
Allstate Corp.	49	1,346
AON Corp.	8	379
Azrieli Group	23	554
Banco Bradesco SA - ADR	62	1,033
Banco Santander SA	89	675
Bank Mandiri Persero Tbk PT (q)	383	285
Bank of China Ltd. - Class H	1,889	696
Barclays Plc	637	1,741
BB&T Corp.	77	1,925
BNP Paribas	17	653
Charles Schwab Corp.	16	182
DBS Group Holdings Ltd.	45	396
Deutsche Boerse AG (f)	31	1,638
DLF Ltd.	171	589
Goldman Sachs Group Inc.	31	2,803
Grupo Financiero Inbursa SA	741	1,364
Hana Financial Group Inc.	24	735
HDFC Bank Ltd.	98	787
HSBC Holdings Plc	285	2,171
HSBC Holdings Plc (e)	98	747
ICICI Bank Ltd.	5	66
Industrial & Commercial Bank of China - Class H	3,043	1,806
Intact Financial Corp.	3	167
JPMorgan Chase & Co.	31	1,021
Kotak Mahindra Bank Ltd.	78	631
Link Real Estate Investment Trust	166	611
Marsh & McLennan Cos. Inc.	38	1,186
NYSE Euronext	7	175
Powszechny Zaklad Ubezpieczen SA	—	35
Progressive Corp.	16	306
Sampo Oyj - Class A	41	1,024
Sberbank of Russia - ADR (e)	33	328
Sberbank of Russia - ADR	185	1,839
Standard Chartered Plc	12	252
Sumitomo Mitsui Financial Group Inc.	12	323
Svenska Handelsbanken - Class A	24	631
UniCredit SpA (e)	34	279
Vienna Insurance Group	4	162

		36,544

HEALTH CARE - 5.1%
Allergan Inc.	7	605
AMERIGROUP Corp. (c)	11	668
Baxter International Inc.	9	445
Bayer AG	38	2,435
Cerner Corp. (c)	17	1,047
CSL Ltd.	22	726
Express Scripts Inc. (c)	32	1,444
Novartis AG	19	1,063
Novo-Nordisk A/S - Class B	8	954
Pharmasset Inc. (c)	25	3,170
Roche Holding AG	8	1,427
Seattle Genetics Inc. (c) (e)	63	1,053
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (e)	340	306
Shire Plc	49	1,721
Shire Plc - ADR	4	385
Sonova Holding AG (c)	6	620
Sysmex Corp.	30	971

		19,040

INDUSTRIALS - 6.8%
Adani Enterprises Ltd.	67	373
Andritz AG	16	1,293
Assa Abloy AB - Class B	46	1,141
Bilfinger Berger SE	11	950

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

CAE Inc.	85	821
Caterpillar Inc.	17	1,531
China High Speed Transmission Equipment Group Co. Ltd.	135	59
Cia de Concessoes Rodoviarias	132	865
Danaher Corp.	40	1,896
DP World Ltd.	10	92
Emerson Electric Co.	2	112
Fanuc Ltd.	4	673
Firstgroup Plc	48	252
Harbin Power Equipment Co. Ltd. - Class H (e)	554	484
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	112	174
Jacobs Engineering Group Inc. (c)	34	1,372
Jardine Matheson Holdings Ltd.	11	527
Kurita Water Industries Ltd.	53	1,377
Larsen & Toubro Ltd.	9	165
Mitsubishi Corp.	16	321
Nielsen Holdings NV (c)	18	534
Norfolk Southern Corp.	26	1,902
Progressive Waste Solutions Ltd. (e)	71	1,393
Sany Heavy Equipment International Holdings Co. Ltd. (e)	762	621
Schneider Electric SA	23	1,226
Siemens AG	17	1,627
SMC Corp.	5	839
Sumitomo Corp.	97	1,311
Sumitomo Electric Industries Ltd.	36	395
United Technologies Corp.	11	767

		25,093
INFORMATION TECHNOLOGY - 10.7%
Accenture Plc - Class A	16	841
Alibaba.com Ltd. (c) (e)	153	158
Apple Inc. (c)	7	2,795
ASML Holding NV	50	2,101
Asustek Computer Inc.	126	894
Broadcom Corp. - Class A	55	1,615
Canon Inc. (e)	22	970
Daum Communications Corp.	3	303
Delta Electronics Inc.	179	426
First Solar Inc. (c) (e)	10	321
Flextronics International Ltd. (c)	117	659
Freescale Semiconductor Holdings I Ltd. (c) (e)	17	211
Genpact Ltd. (c)	85	1,269
Google Inc. - Class A (c)	8	4,909
Hewlett-Packard Co.	12	307
HON HAI Precision Industry Co. Ltd.	18	51
HON HAI Precision Industry Co. Ltd. - GDR	38	211
International Business Machines Corp.	13	2,335
Juniper Networks Inc. (c)	89	1,817
Keyence Corp.	2	540
KLA-Tencor Corp.	52	2,509
Maxim Integrated Products Inc.	25	659
Murata Manufacturing Co. Ltd.	49	2,513
Nintendo Co. Ltd.	5	702
Oracle Corp.	56	1,426
Oracle Corp. Japan	9	304
Parametric Technology Corp. (c)	30	544
Premier Farnell Plc	54	150
QUALCOMM Inc.	23	1,280
Samsung Electronics Co. Ltd.	2	1,978
Samsung Electronics Co. Ltd. - GDR (q)	1	353
Sohu.com Inc. (c)	3	165
Taiwan Semiconductor Manufacturing Co. Ltd.	326	816
TDK Corp.	10	425
Trend Micro Inc. (e)	4	123
Visa Inc. - Class A	15	1,553

	Shares/Par (p)	Value

Yahoo! Japan Corp. (e)	2	780
Yandex NV - Class A (c) (e)	36	707

		39,720
MATERIALS - 5.6%
Air Liquide	5	616
Air Products & Chemicals Inc.	3	230
Alacer Gold Corp. (c)	20	208
Allegheny Technologies Inc.	30	1,453
Alumina Ltd.	446	509
Anglo American Plc	10	351
Barrick Gold Corp.	24	1,091
Centerra Gold Inc.	29	507
Cliffs Natural Resources Inc.	6	374
Evraz Plc (c)	11	64
Glencore International Plc (e) (q)	36	217
Harmony Gold Mining Co. Ltd. - ADR	13	152
HeidelbergCement AG	6	263
Holcim Ltd.	10	529
Iluka Resources Ltd.	27	428
Inmet Mining Corp.	9	592
Ivanhoe Mines Ltd. (c)	13	239
Koninklijke DSM NV	14	642
Labrador Iron Ore Royalty Corp.	42	1,528
Lee & Man Paper Manufacturing Ltd.	738	238
LG Chem Ltd.	6	1,691
LG Chem Ltd. - GDR (q)	2	220
Mondi Plc	119	841
Monsanto Co.	46	3,216
Petra Diamonds Ltd. (c)	98	176
Rio Tinto Plc	6	282
Sappi Ltd. (c)	82	242
Siam Cement PCL - NVDR	6	61
Sumitomo Chemical Co. Ltd.	287	1,048
Syngenta AG	7	1,921
United Co. RUSAL Plc (c)	275	174
Vale SA - ADR	19	396
Xstrata Plc	15	231

		20,730
TELECOMMUNICATION SERVICES - 4.5%
American Tower Corp. - Class A	55	3,295
AT&T Inc.	30	904
Bharti Airtel Ltd.	36	233
CenturyLink Inc.	20	751
China Mobile Ltd.	57	552
France Telecom SA	8	120
HKT Ltd. (c) (q)	910	534
Koninklijke KPN NV	70	841
Magyar Telekom Telecommunications Plc	63	134
MTN Group Ltd.	38	673
Rostelecom OJSC - ADR (e)	10	278
SK Telecom Co. Ltd. - ADR	23	308
SoftBank Corp.	86	2,518
Tele Norte Leste Participacoes SA	22	257
Tele Norte Leste Participacoes SA - ADR	101	959
Telefonica Brasil SA - ADR	4	119
Telefonos de Mexico SAB de CV - Class L	50	36
Telefonos de Mexico SAB de CV - ADR	13	193
Telekomunikacja Polska SA	174	870
Telemar Norte Leste SA	2	53
Telstra Corp. Ltd.	345	1,176
TELUS Corp.	5	290
Verizon Communications Inc.	38	1,508

		16,602
UTILITIES - 0.9%
GDF Suez	60	1,628

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Hong Kong & China Gas Co. Ltd.	237	548
National Grid Plc	25	242
PG&E Corp.	22	898

		3,316

Total Common Stocks (cost $230,433)		230,349

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	189

Total Preferred Stocks (cost $293)		189

CORPORATE BONDS AND NOTES - 6.7%

CONSUMER DISCRETIONARY - 0.8%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	180
AMC Entertainment Inc., 8.75%, 06/01/19	199	206
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	421
Comcast Corp., 5.88%, 02/15/18	250	289
MGM Resorts International, 5.88%, 02/27/14	350	340
Michaels Stores Inc., 7.75%, 11/01/18 (e)	550	555
Nextel Communications Inc., 7.38%, 08/01/15 (e)	300	275
Time Warner Inc., 5.88%, 11/15/16	450	519
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	207

		2,992
CONSUMER STAPLES - 0.7%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	706
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	383
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (q)	325	340
SUPERVALU Inc., 8.00%, 05/01/16 (e)	600	620
Tesco Plc, 5.50%, 01/13/33, GBP	300	529

		2,578
ENERGY - 0.2%
Petrobras International Finance Co., 6.88%, 01/20/40	85	98
Petroleos Mexicanos, 6.50%, 06/02/41 (e) (q)	55	62
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	350	428

		588
FINANCIALS - 2.8%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	184
Bank of America Corp., 5.75%, 12/01/17	480	453
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	293
BNP Paribas, 5.00%, 01/15/21 (e)	500	481
CIT Group Inc., 7.00%, 05/01/15 (e)	800	802
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	711
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	292
Eurohypo AG, 4.50%, 01/21/13, EUR	100	133
Goldman Sachs Group Inc., 5.25%, 07/27/21	300	293
HSBC Bank Plc, 4.13%, 08/12/20 (q)	625	617
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (q)	300	246
JPMorgan Chase & Co., 4.25%, 10/15/20	625	629
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	350
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	508
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	237
Morgan Stanley, 5.50%, 07/28/21	450	416

	Shares/Par (p)	Value

Muenchener Rueckversicherungs AG, 6.75%, 06/21/23 (i), EUR	150	201
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	394
ProLogis Inc., 7.38%, 10/30/19	600	678
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	337
6.93%, 04/09/18, EUR	250	258
Societe Generale, 5.75%, 04/20/16 (q)	150	128
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	306
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	227
UBS AG
5.88%, 12/20/17	175	182
5.75%, 04/25/18	250	259
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	520
5.50%, 06/27/17, GBP	150	251
Zurich Finance USA Inc., 5.75%, 10/02/23 (i), EUR	100	128

		10,514
HEALTH CARE - 0.8%
Bausch & Lomb Inc., 9.88%, 11/01/15 (e)	200	210
HCA Inc., 6.38%, 01/15/15 (e)	500	509
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	499
6.00%, 09/15/17	475	582
Pfizer Inc., 6.20%, 03/15/19	400	494
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	486

		2,780
INDUSTRIALS - 0.1%
TransDigm Inc., 7.75%, 12/15/18	200	215
Volvo AB, 5.00%, 05/31/17, EUR	150	201

		416
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	22
8.25%, 01/15/21 (e) (q)	500	447
12.63%, 01/15/21 (q)	201	175
8.75%, 01/15/22 (q)	100	86

		730
MATERIALS - 0.1%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	73
Georgia Gulf Corp., 9.00%, 01/15/17 (e) (q)	300	317

		390
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	600	625
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	280
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	203
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	502

		1,610
UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	330
AES Corp.
7.75%, 10/15/15	125	136
8.00%, 10/15/17	200	220
E.ON International Finance BV, 5.80%, 04/30/18 (e) (q)	500	570
Edison Mission Energy, 7.75%, 06/15/16	150	110
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (e) (q)	525	524

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

National Grid Plc, 6.30%, 08/01/16	300	344

		2,234

Total Corporate Bonds and Notes (cost $25,117)		24,832

GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%

GOVERNMENT SECURITIES - 24.1%
Sovereign - 16.6%
Argentina Government International Bond, 7.00%, 10/03/15	65	61
Argentine Republic Government International Bond, 5.83%, 12/31/33, ARS	72	21
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/17, BRL	580	681
Brazilian Government International Bond, 5.63%, 01/07/41	200	232
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	4,925	7,065
Bundesrepublik Deutschland, 3.25%, 07/04/42, EUR	800	1,227
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,639
4.25%, 06/01/18, CAD	300	344
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	153
9.85%, 06/28/27, COP	485,000	352
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	594
Denmark Government Bond
5.00%, 11/15/13, DKK	3,475	660
4.00%, 11/15/19, DKK	8,500	1,771
Dominican Republic International Bond, 8.63%, 04/20/27 (q)	150	153
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	793
Hungary Government Bond
5.50%, 02/12/14, HUF	100,000	382
6.50%, 06/24/19, HUF	300,000	1,010
6.25%, 01/29/20 (e)	400	360
7.63%, 03/29/41 (e)	48	42
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	30
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	4,000,000	499
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	81
Japan Government Bond
1.40%, 03/20/12, JPY	50,000	651
1.70%, 09/20/17, JPY	400,000	5,568
1.00%, 09/20/20, JPY	535,000	7,045
2.30%, 12/20/35, JPY	50,000	706
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	1,908
5.25%, 09/10/15, KRW	190,000	175
Malaysia Government Bond, 5.09%, 04/30/14, MYR	4,825	1,593
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,324
8.00%, 12/17/15, MXN	8,000	626
Netherlands Government Bond, 3.25%, 07/15/15, EUR	1,250	1,746
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,549
6.38%, 07/15/19	650	720
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	2,050	2,234

	Shares/Par (p)	Value

Republic of Argentina
0.44%, 08/03/12 (e) (i)	659	81
8.28%, 12/31/33	540	394
Republic of Belarus, 8.95%, 01/26/18	400	344
Republic of Deutschland
3.75%, 07/04/13, EUR	1,250	1,707
4.25%, 07/04/14 - 07/04/18, EUR	825	1,224
Republic of Turkey, 7.50%, 11/07/19	150	170
Republic of Venezuela, 9.38%, 01/13/34	300	207
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,039
4.00%, 09/01/18, SGD	875	796
2.25%, 06/01/21, SGD	1,300	1,058
South Africa Government Bond, 7.25%, 01/15/20, ZAR	2,000	238
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,598
4.50%, 08/12/15, SEK	5,000	818
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	55
3.63%, 05/22/15, THB	7,150	230
Turkey Government International Bond, 6.75%, 05/30/40	150	155
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	332
2.00%, 01/22/16, GBP	200	326
3.75%, 09/07/19 - 09/07/21, GBP	1,865	3,346
5.00%, 03/07/25, GBP	400	811
4.25%, 12/07/40, GBP	370	707
United Mexican States, 6.05%, 01/11/40	130	159

		61,817
Treasury Inflation Index Securities - 0.5%
Republic of Turkey Inflation Indexed Note, 10.00%, 02/15/12 (n), TRY	329	178
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,532	1,650
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	2,486	137

		1,965
U.S. Treasury Securities - 7.0%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,382
4.38%, 02/15/38	2,250	2,909
U.S. Treasury Note
0.75%, 05/31/12	250	251
2.75%, 02/28/13	2,650	2,728
4.25%, 08/15/13 - 11/15/13	5,775	6,164
1.38%, 11/30/15	6,050	6,234
3.50%, 05/15/20	2,000	2,301
3.13%, 05/15/21	2,500	2,791
2.13%, 08/15/21	1,000	1,026

		25,786
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal National Mortgage Association - 3.5%
Federal National Mortgage Association
3.50%, 12/01/25	823	861
3.00%, 01/15/26, TBA (g)	2,250	2,324
5.50%, 11/01/28	1,716	1,870
6.00%, 07/01/38	912	1,005
4.50%, 01/15/41, TBA (g)	1,300	1,383
4.00%, 02/01/41 - 03/01/41	3,866	4,065

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

4.50%, 03/01/41	1,523	1,622

		13,130

Total Government and Agency Obligations (cost $98,978)		102,698

SHORT TERM INVESTMENTS - 9.3%

Investment Company - 4.1%
JNL Money Market Fund, 0.02% (a) (h)	15,260	15,260

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	18,949	18,949
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	410	399

		19,348

Total Short Term Investments (cost $34,619)		34,608

Total Investments - 105.7% (cost $389,440)		392,676
Other Assets and Liabilities, Net - (5.7%)		(21,158)

Total Net Assets - 100.0%		$371,518

JNL/Capital Guardian Global Diversified Research Fund* (x)

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 8.3%
Carnival Corp.	88	$2,885
Comcast Corp. - Class A	104	2,473
Fast Retailing Co. Ltd.	10	1,892
Hennes & Mauritz AB - Class B	79	2,544
Target Corp.	42	2,162
Other Securities		12,891

		24,847
CONSUMER STAPLES - 6.1%
Avon Products Inc.	179	3,131
Imperial Tobacco Group Plc	111	4,199
Nestle SA	47	2,702
Pernod-Ricard SA	46	4,275
Other Securities		4,087

		18,394
ENERGY - 13.4%
BG Group Plc	344	7,354
Cenovus Energy Inc.	87	2,899
Chevron Corp.	48	5,097
Gazprom OAO - ADR	279	2,977
Halliburton Co.	81	2,802
Royal Dutch Shell Plc - Class A	119	4,346
Tullow Oil Plc	133	2,902
Other Securities		11,615

		39,992
FINANCIALS - 14.3%
AIA Group Ltd.	851	2,656
AON Corp.	45	2,101
Bank of China Ltd. - Class H	5,185	1,909
Barclays Plc	749	2,047
Hana Financial Group Inc.	99	3,074
Industrial & Commercial Bank of China - Class H	3,605	2,140
Link Real Estate Investment Trust	1,031	3,795
Sampo Oyj - Class A	84	2,073
Sumitomo Mitsui Financial Group Inc.	69	1,916

	Shares/Par (p)	Value

Other Securities		21,137

		42,848
HEALTH CARE - 12.5%
Allergan Inc.	50	4,343
Bayer AG	65	4,146
Novo-Nordisk A/S - Class B	17	1,980
Pharmasset Inc. (c)	74	9,487
Roche Holding AG	17	2,897
Seattle Genetics Inc. (c) (e)	184	3,075
Shire Plc	111	3,873
Other Securities		7,760

		37,561
INDUSTRIALS - 7.9%
Assa Abloy AB - Class B	101	2,531
Caterpillar Inc.	26	2,374
Danaher Corp.	65	3,048
Schneider Electric SA	42	2,218
Other Securities		13,421

		23,592
INFORMATION TECHNOLOGY - 14.6%
Apple Inc. (c)	14	5,549
Google Inc. - Class A (c)	4	2,325
QUALCOMM Inc.	47	2,576
Samsung Electronics Co. Ltd.	1	573
Samsung Electronics Co. Ltd. - GDR	7	3,411
Visa Inc. - Class A	24	2,396
Other Securities		26,872

		43,702
MATERIALS - 9.9%
Anglo American Plc	56	2,076
Cliffs Natural Resources Inc.	33	2,045
Inmet Mining Corp.	37	2,405
LG Chem Ltd. - GDR (q)	14	1,998
Syngenta AG	10	2,884
Other Securities		18,308

		29,716
TELECOMMUNICATION SERVICES - 7.9%
American Tower Corp. - Class A	120	7,213
CenturyLink Inc.	56	2,087
Koninklijke KPN NV	212	2,542
Telstra Corp. Ltd.	1,609	5,481
Other Securities		6,405

		23,728
UTILITIES - 2.0%
Other Securities		5,925

Total Common Stocks (cost $269,245)		290,305

SHORT TERM INVESTMENTS - 7.0%

Investment Company - 3.2%
JNL Money Market Fund, 0.02% (a) (h)	9,511	9,511

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	11,111	11,111

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	302	294

		11,405

Total Short Term Investments (cost $20,924)		20,916

Total Investments - 103.9% (cost $290,169)		311,221
Other Assets and Liabilities, Net - (3.9%)		(11,591)

Total Net Assets - 100.0%		$299,630

JNL/Capital Guardian U.S. Growth Equity Fund* (x)

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 16.9%
Coach Inc.	117	$7,166
Comcast Corp. - Class A	475	11,250
DreamWorks Animation SKG Inc. - Class A (c) (e)	274	4,552
Michael Kors Holdings Ltd. (c)	221	6,017
Scripps Networks Interactive Inc. - Class A	119	5,048
Signet Jewelers Ltd.	173	7,592
Target Corp.	158	8,106
Tiffany & Co.	100	6,639
Urban Outfitters Inc. (c)	254	6,995
Other Securities		12,709

		76,074

CONSUMER STAPLES - 2.5%
Philip Morris International Inc.	83	6,537
Other Securities		4,904

		11,441

ENERGY - 11.9%
Anadarko Petroleum Corp.	56	4,236
Cenovus Energy Inc.	107	3,536
Dril-Quip Inc. (c)	119	7,839
Halliburton Co.	272	9,397
Noble Energy Inc.	81	7,636
Schlumberger Ltd.	156	10,670
Weatherford International Ltd. (c)	325	4,763
Other Securities		5,419

		53,496

FINANCIALS - 5.0%
AFLAC Inc.	123	5,330
Charles Schwab Corp.	470	5,286
Goldman Sachs Group Inc.	98	8,871
Other Securities		3,285

		22,772

HEALTH CARE - 17.8%
Allergan Inc.	117	10,274
AMERIGROUP Corp. (c)	108	6,392
Centene Corp. (c)	149	5,911
Cerner Corp. (c)	122	7,497
Express Scripts Inc. (c)	158	7,066
Pharmasset Inc. (c)	182	23,389
Seattle Genetics Inc. (c) (e)	573	9,578
Shire Plc - ADR	70	7,304
Other Securities		2,665

		80,076

INDUSTRIALS - 9.5%
Danaher Corp.	185	8,702
Iron Mountain Inc.	170	5,236

	Shares/Par (p)	Value

Jacobs Engineering Group Inc. (c)	99	4,017
Nielsen Holdings NV (c)	492	14,596
WW Grainger Inc.	19	3,575
Other Securities		6,505

		42,631

INFORMATION TECHNOLOGY - 25.2%
Accenture Plc - Class A	81	4,301
Apple Inc. (c)	32	12,839
Broadcom Corp. - Class A	233	6,826
First Solar Inc. (c) (e)	247	8,324
Flextronics International Ltd. (c)	641	3,627
Google Inc. - Class A (c)	32	20,734
Jabil Circuit Inc.	176	3,454
Juniper Networks Inc. (c)	255	5,196
KLA-Tencor Corp.	100	4,830
MasterCard Inc. - Class A	10	3,840
Oracle Corp.	329	8,431
QUALCOMM Inc.	162	8,845
Visa Inc. - Class A	109	11,077
Other Securities		11,017

		113,341

MATERIALS - 4.9%
Allegheny Technologies Inc.	117	5,583
Ecolab Inc.	68	3,908
Monsanto Co.	145	10,167
Other Securities		2,307

		21,965

TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. - Class A	161	9,686

Total Common Stocks (cost $386,749)		431,482

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 4.2%
JNL Money Market Fund, 0.02% (a) (h)	18,990	18,990

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	20,542	20,542
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	573	558

		21,100

Total Short Term Investments (cost $40,105)		40,090

Total Investments - 104.7% (cost $426,854)		471,572
Other Assets and Liabilities, Net - (4.7%)		(21,170)

Total Net Assets - 100.0%		$450,402

JNL/Eagle Core Equity Fund

COMMON STOCKS - 92.4%

CONSUMER DISCRETIONARY - 10.8%
Bed Bath & Beyond Inc. (c)	105	$6,091
Lowe’s Cos. Inc.	345	8,760
Staples Inc.	298	4,135
Walt Disney Co.	195	7,295

		26,281

CONSUMER STAPLES - 10.3%
Coca-Cola Co.	76	5,304
Kraft Foods Inc.	140	5,215
PepsiCo Inc.	68	4,490
Procter & Gamble Co.	77	5,104

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Wal-Mart Stores Inc.	83	4,938

		25,051

ENERGY - 11.6%
Apache Corp.	42	3,825
Chevron Corp.	55	5,893
ConocoPhillips	75	5,479
Exxon Mobil Corp.	109	9,222
Schlumberger Ltd.	53	3,623

		28,042

FINANCIALS - 13.9%
Annaly Capital Management Inc.	194	3,103
Capital One Financial Corp.	104	4,416
CME Group Inc.	21	5,225
Invesco Ltd.	274	5,504
JPMorgan Chase & Co.	186	6,174
MetLife Inc.	178	5,565
SLM Corp.	284	3,806

		33,793

HEALTH CARE - 11.0%
Johnson & Johnson	71	4,671
Pfizer Inc.	464	10,036
St. Jude Medical Inc.	105	3,587
UnitedHealth Group Inc.	164	8,317

		26,611

INDUSTRIALS - 8.7%
Boeing Co.	50	3,698
Republic Services Inc.	129	3,559
Tyco International Ltd.	126	5,867
Union Pacific Corp.	40	4,217
United Technologies Corp.	50	3,668

		21,009

INFORMATION TECHNOLOGY - 23.1%
Activision Blizzard Inc.	497	6,129
Analog Devices Inc.	101	3,620
Apple Inc. (c)	30	12,035
Cisco Systems Inc.	115	2,078
Cognizant Technology Solutions Corp. (c)	68	4,350
EMC Corp. (c)	350	7,543
Google Inc. - Class A (c)	15	9,998
Oracle Corp.	248	6,355
QUALCOMM Inc.	73	4,013

		56,121

TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corp. (c)	991	2,319

UTILITIES - 2.0%
Dominion Resources Inc.	90	4,775

Total Common Stocks (cost $213,336)		224,002

INVESTMENT COMPANIES - 1.4%
Materials Select Sector SPDR Fund	103	3,435

Total Investment Companies (cost $3,504)		3,435

SHORT TERM INVESTMENTS - 8.8%

Investment Company - 8.8%
JNL Money Market Fund, 0.02% (a) (h)	21,420	21,420

Total Short Term Investments (cost $21,420)		21,420

	Shares/Par (p)	Value

Total Investments - 102.6% (cost $238,260)		248,857
Other Assets and Liabilities, Net - (2.6%)		(6,360)

Total Net Assets - 100.0%		$242,497

JNL/Eagle SmallCap Equity Fund* (x)

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 17.9%
Bally Technologies Inc. (c) (e)	337	$13,350
BJ’s Restaurants Inc. (c)	272	12,328
Genesco Inc. (c)	548	33,820
GNC Holdings Inc. - Class A (c)	394	11,405
Shuffle Master Inc. (c)	1,426	16,717
Steven Madden Ltd. (c)	245	8,458
Universal Electronics Inc. (c)	459	7,738
Vitamin Shoppe Inc. (c)	446	17,775
Other Securities		25,582

		147,173

CONSUMER STAPLES - 1.7%
The Fresh Market Inc. (c) (e)	240	9,575
Other Securities		4,503

		14,078

ENERGY - 8.2%
Lufkin Industries Inc.	383	25,793
Oasis Petroleum Inc. (c)	501	14,582
OYO Geospace Corp. (c)	172	13,310
Other Securities		13,904

		67,589

FINANCIALS - 5.9%
Cash America International Inc.	350	16,310
Validus Holdings Ltd.	309	9,747
Other Securities		22,252

		48,309

HEALTH CARE - 21.8%
Air Methods Corp. (c)	95	8,029
Allscripts-Misys Healthcare Solutions Inc. (c)	413	7,830
AMERIGROUP Corp. (c)	133	7,835
ArthroCare Corp. (c)	385	12,197
Catalyst Health Solutions Inc. (c)	199	10,360
Centene Corp. (c)	325	12,847
Cepheid Inc. (c)	255	8,777
Cooper Cos. Inc.	127	8,946
Quality Systems Inc.	376	13,919
Salix Pharmaceuticals Ltd. (c)	290	13,896
Sirona Dental Systems Inc. (c)	256	11,260
Thoratec Corp. (c)	310	10,391
United Therapeutics Corp. (c)	184	8,715
Other Securities		43,770

		178,772

INDUSTRIALS - 15.2%
Acacia Research Corp. (c)	252	9,207
Geo Group Inc. (c)	587	9,829
GrafTech International Ltd. (c)	625	8,536
Landstar System Inc.	182	8,711
Triumph Group Inc.	277	16,170
WABCO Holdings Inc. (c)	257	11,141
Waste Connections Inc.	398	13,196
Other Securities		48,371

		125,161
INFORMATION TECHNOLOGY - 22.5%
Ansys Inc. (c)	189	10,849
Coherent Inc. (c)	242	12,647

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Compuware Corp. (c)	1,227	10,211
Cymer Inc. (c)	159	7,911
DTS Inc. (c)	341	9,301
Fortinet Inc. (c)	543	11,838
Nice Systems Ltd. - ADR (c)	318	10,964
QLIK Technologies Inc. (c)	390	9,442
Sapient Corp.	999	12,589
SuccessFactors Inc. (c)	355	14,171
Teradyne Inc. (c)	782	10,662
TIBCO Software Inc. (c)	375	8,978
Other Securities		55,072

		184,635

MATERIALS - 5.9%
Huntsman Corp.	890	8,903
RTI International Metals Inc. (c)	473	10,986
Texas Industries Inc. (e)	251	7,722
Titanium Metals Corp.	624	9,350
Other Securities		11,310

		48,271

Total Common Stocks (cost $775,210)		813,988

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 2.4%
JNL Money Market Fund, 0.02% (a) (h)	19,833	19,833

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	48,613	48,613
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	567	552

		49,165

Total Short Term Investments (cost $69,013)		68,998

Total Investments - 107.5% (cost $844,223)		882,986
Other Assets and Liabilities, Net - (7.5%)		(61,974)

Total Net Assets - 100.0%		$821,012

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (68.4%) (a)	46,843	$352,259
JNL/Franklin Templeton Income Fund (28.4%) (a)	35,836	356,210
JNL/Franklin Templeton Mutual Shares Fund (51.6%) (a)	43,396	356,716

Total Investment Companies (cost $1,151,748)		1,065,185

Total Investments - 100.0% (cost $1,151,748)		1,065,185
Other Assets and Liabilities, Net - (0.0% )		(76)

Total Net Assets - 100.0%		$1,065,109

JNL/Franklin Templeton Global Growth Fund* (x)

COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 13.1%
Comcast Corp. - Class A	30	$723
Comcast Corp. - Special Class A	418	9,848

	Shares/Par (p)	Value

Kingfisher Plc	1,185	4,613
News Corp. - Class A	497	8,858
Time Warner Cable Inc.	76	4,853
Time Warner Inc.	102	3,673
Toyota Motor Corp.	148	4,942
Viacom Inc. - Class B	113	5,130
Other Securities		24,687

		67,327

CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	6,207
Tesco Plc	732	4,586
Other Securities		3,230

		14,023

ENERGY - 9.8%
BP Plc	857	6,131
Chevron Corp.	51	5,382
ENI SpA	211	4,380
Gazprom OAO - ADR	386	4,111
Royal Dutch Shell Plc	3	106
Royal Dutch Shell Plc - Class B	241	9,185
StatoilHydro ASA	163	4,194
Total SA	116	5,952
Other Securities		10,971

		50,412

FINANCIALS - 17.3%
American Express Co.	101	4,763
AXA SA	355	4,621
Citigroup Inc.	173	4,544
Credit Suisse Group AG (c)	195	4,574
ING Groep NV (c)	791	5,691
Intesa Sanpaolo SpA	2,859	4,787
Swiss Re Ltd. (c)	102	5,209
Other Securities		54,892

		89,081

HEALTH CARE - 15.2%
Amgen Inc.	167	10,693
GlaxoSmithKline Plc	371	8,484
Medtronic Inc.	184	7,050
Merck & Co. Inc.	200	7,539
Merck KGaA	43	4,249
Pfizer Inc.	486	10,526
Roche Holding AG	48	8,156
Sanofi-Aventis SA	139	10,204
Other Securities		11,290

		78,191

INDUSTRIALS - 12.5%
Deutsche Lufthansa AG	424	5,038
General Electric Co.	293	5,246
International Consolidated Airlines Group SA (c)	2,209	5,056
Koninklijke Philips Electronics NV	334	7,041
Siemens AG	48	4,626
United Parcel Service Inc. - Class B	79	5,801
Wolseley Plc	142	4,710
Other Securities		26,977

		64,495

INFORMATION TECHNOLOGY - 13.3%
Cisco Systems Inc.	498	9,011
Microsoft Corp.	359	9,319
Oracle Corp.	235	6,037
Samsung Electronics Co. Ltd. - GDR	2	1,046
Samsung Electronics Co. Ltd. - GDR (q)	17	7,915
SAP AG	92	4,851

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Seagate Technology	311	5,105
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	5,329
Other Securities		20,014

		68,627

MATERIALS - 2.9%
Akzo Nobel NV	88	4,247
CRH Plc	405	8,058
Other Securities		2,351

		14,656

TELECOMMUNICATION SERVICES - 8.6%
France Telecom SA	262	4,119
Singapore Telecommunications Ltd.	2,869	6,835
Vivendi SA	217	4,752
Vodafone Group Plc	4,069	11,305
Other Securities		17,387

		44,398

Total Common Stocks (cost $569,741)		491,210

SHORT TERM INVESTMENTS - 7.6%

Investment Company - 4.2%
JNL Money Market Fund, 0.02% (a) (h)	21,540	21,540

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	17,680	17,680
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	129	126

		17,806

Total Short Term Investments (cost $39,349)		39,346

Total Investments - 103.0% (cost $609,090)		530,556
Other Assets and Liabilities, Net - (3.0%)		(15,533)

Total Net Assets - 100.0%		$515,023

JNL/Franklin Templeton Global Multisector Bond Fund* (x)

CORPORATE BONDS AND NOTES - 12.3%

CONSUMER DISCRETIONARY - 3.2%
CCO Holdings LLC, 8.13%, 04/30/20	$600	$657
Clear Channel Communications Inc., 9.00%, 03/01/21	600	505
Echostar DBS Corp., 7.13%, 02/01/16	400	431
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,287
9.50%, 03/01/18 (r), EUR	1,000	1,022
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	600	637
MGM Resorts International, 7.50%, 06/01/16	500	479
Michaels Stores Inc., 7.75%, 11/01/18	500	505
Petco Animal Supplies Inc., 9.25%, 12/01/18 (r)	400	429
Reynolds Group Inc., 9.00%, 04/15/19 (r)	600	570
Other Securities		1,167

		7,689

CONSUMER STAPLES - 0.3%
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	400	411
Other Securities		384

		795

ENERGY - 1.8%
Chesapeake Energy Corp., 6.63%, 08/15/20	400	429

	Shares/Par (p)	Value

Energy Transfer Partners LP, 7.50%, 10/15/20	400	437
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	400	434
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	500	440
Plains Exploration & Production Co., 6.63%, 05/01/21	400	420
Quicksilver Resources Inc., 9.13%, 08/15/19	400	424
SandRidge Energy Inc., 8.00%, 06/01/18 (r)	500	505
Other Securities		1,304

		4,393

FINANCIALS - 2.8%
Alfa Bank OJSC, 7.88%, 09/25/17 (r)	4,800	4,536
CIT Group Inc., 6.63%, 04/01/18 (r)	500	517
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	417
Other Securities		1,154

		6,624

HEALTH CARE - 0.4%
Community Health Systems Inc., 8.88%, 07/15/15	500	516
Other Securities		409

		925

INDUSTRIALS - 0.9%
Manitowoc Co. Inc., 8.50%, 11/01/20	400	422
RBS Global & Rexnord LLC, 8.50%, 05/01/18	500	530
United Rentals North America Inc., 8.38%, 09/15/20	600	585
Other Securities		759

		2,296

INFORMATION TECHNOLOGY - 0.8%
CDW LLC, 8.50%, 04/01/19	500	504
Freescale Semiconductor Inc., 8.05%, 02/01/20	600	564
SunGard Data Systems Inc., 7.63%, 11/15/20	400	411
Other Securities		400

		1,879

MATERIALS - 0.7%
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	600	477
Novelis Inc., 8.75%, 12/15/20	400	429
Other Securities		702

		1,608

TELECOMMUNICATION SERVICES - 0.9%
Cricket Communications Inc., 7.75%, 10/15/20	500	437
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (r)	600	607
Other Securities		1,187

		2,231

UTILITIES - 0.5%
Calpine Corp., 7.88%, 01/15/23 (r)	500	538
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	700	594

		1,132

Total Corporate Bonds and Notes (cost $29,482)		29,572

GOVERNMENT AND AGENCY OBLIGATIONS - 73.7%

GOVERNMENT SECURITIES - 73.7%
Sovereign - 73.7%
Bank Negara Malaysia Monetary Notes, 0.00%, 09/27/12 (j), MYR	49,200	15,190
Ghana Government Bond, 19.00%, 01/14/13, GHS	6,000	3,867
Hungary Government Bond
6.75%, 08/22/14, HUF	2,050,000	7,949

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

6.75%, 11/24/17, HUF	2,200,000	7,817
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	5,189
5.75%, 06/11/18, EUR	5,500	5,965
Iceland Government International Bond, 4.88%, 06/16/16 (r)	4,700	4,594
Ireland Government Bond
4.50%, 04/18/20, EUR	500	495
5.40%, 03/13/25, EUR	10,000	10,189
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	11,047
Korean Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	13,996
3.00%, 12/10/13, KRW	16,300,000	14,062
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	2,300	2,289
Malaysia Government Bond, 3.70%, 02/25/13, MYR	47,300	15,054
Mexican Bonos, 9.00%, 06/20/13, MXN	175,000	13,276
Philippine Government Bond, 6.25%, 01/27/14, PHP	240,000	5,884
Poland Government International Bond, 0.00%, 07/25/13 (j), PLN	35,000	9,435
Poland Government Treasury International Bond, 5.00%, 10/24/13, PLN	32,000	9,306
Republic of Latvia, 5.25%, 06/16/21 (r)	2,500	2,300
Republic of Serbia, 7.25%, 09/28/21 (r)	4,800	4,668
Singapore Government Bond, 1.63%, 04/01/13, SGD	3,000	2,350
Ukraine Government International Bond, 7.95%, 02/23/21 (r)	7,900	6,932
United Kingdom Treasury Bond, 5.25%, 06/07/12, GBP	3,000	4,757

Total Government and Agency Obligations (cost $177,339)		176,611

OTHER EQUITY INTERESTS - 0.2%
Other Securities		358

Total Other Equity Interests (cost $350)		358

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 8.8%
JNL Money Market Fund, 0.02% (a) (h)	21,049	21,049

Total Short Term Investments (cost $21,049)		21,049

Total Investments - 95.0% (cost $228,220)		227,590
Other Assets and Liabilities, Net - 5.0%		12,102

Total Net Assets - 100.0%		$239,692

JNL/Franklin Templeton Income Fund* (x)

COMMON STOCKS - 32.6%

CONSUMER DISCRETIONARY - 0.7%
Other Securities		$9,077

CONSUMER STAPLES - 0.9%
PepsiCo Inc.	110	7,279
Other Securities		3,276

		10,555

ENERGY - 6.0%
BP Plc - ADR	260	11,112
Canadian Oil Sands Ltd. (e)	513	11,717
Chesapeake Energy Corp.	90	2,006

	Shares/Par (p)	Value

ConocoPhillips	200	14,574
Exxon Mobil Corp.	220	18,647
Other Securities		16,777

		74,833

FINANCIALS - 4.3%
Bank of America Corp.	900	5,004
CIT Group Inc. (c)	89	3,090
Citigroup Inc.	100	2,631
JPMorgan Chase & Co.	300	9,975
Wells Fargo & Co.	556	15,321
Other Securities		18,386

		54,407

HEALTH CARE - 5.6%
Johnson & Johnson	225	14,756
Merck & Co. Inc.	607	22,876
Pfizer Inc.	500	10,820
Roche Holding AG	130	22,033

		70,485

INDUSTRIALS - 1.4%
General Electric Co.	733	13,132
Other Securities		3,763

		16,895

INFORMATION TECHNOLOGY - 1.1%
Intel Corp.	400	9,700
Other Securities		4,196

		13,896

MATERIALS - 1.0%
Other Securities		12,563

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	370	11,177
Sprint Nextel Corp. (c)	300	702
Vodafone Group Plc	3,000	8,335
Other Securities		8,637

		28,851

UTILITIES - 9.3%
American Electric Power Co. Inc.	170	7,023
Duke Energy Corp.	400	8,800
Dynegy Inc. (c) (e)	260	720
Entergy Corp.	120	8,766
NextEra Energy Inc.	170	10,350
PG&E Corp.	300	12,366
Progress Energy Inc.	200	11,204
Public Service Enterprise Group Inc.	250	8,252
Sempra Energy	150	8,250
Southern Co.	180	8,332
Other Securities		33,120

		117,183

Total Common Stocks (cost $413,247)		408,745

PREFERRED STOCKS - 4.3%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		1,884

ENERGY - 1.0%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,410
Chesapeake Energy Corp., 8.50% (r)	100	2,291
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,956

		12,657

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

FINANCIALS - 2.7%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (e) (m)	12	9,354
Citigroup Inc., Convertible Preferred, 7.50%	60	4,875
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	8,967
Other Securities		10,617

		33,813

HEALTH CARE - 0.1%
Tenet Healthcare Corp., 7.00%	2	1,705

MATERIALS - 0.2%
Other Securities		2,625

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,012

Total Preferred Stocks (cost $71,043)		53,696

WARRANTS - 0.1%
Other Securities		755

Total Warrants (cost $1,198)		755

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Banc of America Large Loan Inc. REMIC, 2.03%, 11/15/15 (i) (r)	$7,165	6,474

Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,580)		6,474

CORPORATE BONDS AND NOTES - 55.0%

CONSUMER DISCRETIONARY - 8.9%
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,108
7.75%, 04/15/18	3,000	3,180
8.00%, 04/15/20 (e)	3,000	3,218
CCO Holdings LLC
8.13%, 04/30/20 (e)	1,900	2,081
7.38%, 06/01/20	3,500	3,692
6.50%, 04/30/21 (e)	3,000	3,038
Chrysler Group LLC, 8.25%, 06/15/21 (e) (r)	6,400	5,824
Chrysler Group LLC Term Loan B, 6.50%, 05/24/17 (i)	7,363	6,953
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	670
9.00%, 03/01/21	16,000	13,480
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	1,600	1,728
CSC Holdings LLC, 6.75%, 11/15/21 (e) (r)	8,000	8,420
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	3,675
8.13%, 12/01/17 (r)	2,100	2,218
9.63%, 12/01/19 (r), EUR	1,500	2,004
Other Securities		50,902

		112,191
CONSUMER STAPLES - 1.4%
BJ’s Wholesale Club Inc. Term Loan, 7.80%, 09/26/18 (i)	3,500	3,506
Other Securities		13,501

		17,007
ENERGY - 7.5%
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)	1,300	1,489

	Shares/Par (p)	Value

6.50%, 08/15/17 (e)	4,000	4,260
6.88%, 08/15/18 (e)	1,600	1,712
7.25%, 12/15/18 (e)	5,000	5,525
SandRidge Energy Inc.
4.21%, 04/01/14 (e) (i)	2,000	1,944
9.88%, 05/15/16 (e) (r)	2,600	2,782
8.00%, 06/01/18 (e) (r)	2,500	2,525
8.75%, 01/15/20	2,000	2,065
7.50%, 03/15/21 (e)	4,400	4,367
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	7,554
10.50%, 11/01/16 (e)	332	119
Other Securities		59,885

		94,227

FINANCIALS - 10.9%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	898
CIT Group Inc.
7.00%, 05/04/15 (e) (r)	12,000	12,015
7.00%, 05/02/16 (e) (r)	21,500	21,473
7.00%, 05/02/17 (r)	16,600	16,579
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,060
8.88%, 09/01/17 (e)	4,700	4,864
iStar Financial Inc., 8.63%, 06/01/13 (e)	5,000	4,625
iStar Financial Inc. Convertible Bond, 1.08%, 10/01/12 (i)	4,500	4,050
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,715
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,244
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	4,925
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,062
Other Securities		40,442

		136,952

HEALTH CARE - 4.6%
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,528
6.50%, 02/15/16 (e)	1,500	1,523
8.50%, 04/15/19	6,000	6,570
6.50%, 02/15/20	4,300	4,461
7.88%, 02/15/20	6,000	6,480
7.50%, 02/15/22 (e)	4,100	4,192
Tenet Healthcare Corp.
9.25%, 02/01/15	5,000	5,256
10.00%, 05/01/18 (e)	3,500	3,999
8.00%, 08/01/20 (e)	2,600	2,603
Other Securities		20,999

		57,611

INDUSTRIALS - 2.9%
Other Securities		36,062

INFORMATION TECHNOLOGY - 8.1%
CDW LLC, 8.50%, 04/01/19	9,500	9,571
First Data Corp.
9.88%, 09/24/15 (e)	750	705
10.55%, 09/24/15 (e)	5,000	4,769
11.25%, 03/31/16 (e)	3,500	2,905
8.25%, 01/15/21 (e) (r)	10,914	9,768
12.63%, 01/15/21 (r)	11,000	9,570
8.75%, 01/15/22 (r)	3,198	2,750
First Data Corp. Extended Term Loan, 4.94%, 03/24/18 (i)	4,123	3,442
First Data Corp. Term Loan B-1, 3.05%, 09/24/14 (i)	4,680	4,239

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

First Data Corp. Term Loan B-3, 6.04%, 09/24/14 (i)	439	397
Freescale Semiconductor Inc.
10.13%, 12/15/16	3,000	3,157
10.13%, 03/15/18 (e) (r)	4,420	4,818
9.25%, 04/15/18 (r)	4,000	4,275
8.05%, 02/01/20 (e)	8,000	7,520
10.75%, 08/01/20 (e)	7,786	8,117
Go Daddy Group Inc. Term Loan, 8.10%, 09/28/18 (i)	4,988	4,981
Other Securities		20,721

		101,705

MATERIALS - 3.0%
Cemex SAB de CV
3.25%, 03/15/16 (r)	3,625	2,361
9.00%, 01/11/18 (r)	5,000	3,987
3.75%, 03/15/18 (e) (r)	2,125	1,379
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,121
6.88%, 02/01/18 (e) (r)	2,500	2,394
8.25%, 11/01/19 (e) (r)	2,750	2,798
Other Securities		23,024

		38,064

TELECOMMUNICATION SERVICES - 2.2%
Sprint Nextel Corp.
8.38%, 08/15/17	90	81
9.00%, 11/15/18 (r)	7,500	7,875
11.50%, 11/15/21 (e) (r)	7,500	7,425
Other Securities		12,441

		27,822

UTILITIES - 5.5%
Calpine Corp.
7.25%, 10/15/17 (e) (r)	1,000	1,050
7.88%, 07/31/20 (e) (r)	800	862
7.50%, 02/15/21 (r)	5,475	5,858
7.88%, 01/15/23 (e) (r)	3,000	3,225
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	7,260
8.38%, 05/01/16 (c) (d)	4,750	3,159
7.75%, 06/01/19	3,500	2,292
Dynegy Inc. Term Loan
9.78%, 08/04/16 (i)	1,047	1,059
10.00%, 08/04/16 (i)	1,945	1,953
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/01/20 (e) (r)	3,600	3,055
15.00%, 04/01/21 (e)	15,255	8,390
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	20,253
Other Securities		10,159

		68,575

Total Corporate Bonds and Notes (cost $719,410)		690,216

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%

GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Other Securities		3,602

Total Government and Agency Obligations (cost $3,005)		3,602

OTHER EQUITY INTERESTS - 0.0%
Other Securities		47

Total Other Equity Interests (cost $14)		47

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 24.9%
Investment Company - 6.2%
JNL Money Market Fund, 0.02% (a) (h)	78,549	78,549

Securities Lending Collateral - 18.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	233,998	233,998
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	832	810

		234,808

Total Short Term Investments (cost $313,378)		313,357

Total Investments - 117.7% (cost $1,527,875)		1,476,892
Other Assets and Liabilities, Net - (17.7%)		(221,692)

Total Net Assets - 100.0%		$1,255,200

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 93.8%

CONSUMER DISCRETIONARY - 21.8%
Asatsu-DK Inc. (e)	307	$8,058
Beneteau SA (e)	468	4,900
Carpetright Plc (e)	1,176	8,766
Dignity Plc	329	4,198
Headlam Group Plc	1,227	4,859
JUMBO SA (c)	1,356	6,671
Sankyo Co. Ltd.	171	8,643
Vitec Group Plc	208	1,794

		47,889

CONSUMER STAPLES - 14.8%
Aderans Holdings Co. Ltd. (c) (e)	543	6,984
Binggrae Co. Ltd.	138	7,159
C&C Group Plc	1,988	7,383
McBride Plc (e)	3,331	5,794
Sligro Food Group NV	194	5,203

		32,523

FINANCIALS - 18.3%
ARA Asset Management Ltd.	3,249	3,068
Arch Capital Group Ltd. (c)	197	7,334
Daibiru Corp.	1,062	6,676
Fairfax Financial Holdings Ltd.	17	7,164
Lancashire Holdings Ltd.	107	1,202
RHJ International (c)	1,654	7,516
Savills Plc	1,429	7,270

		40,230

INDUSTRIALS - 33.9%
DCC Plc	283	6,688
De La Rue Plc	699	9,680
Experian Plc	611	8,314
Flughafen Wien AG (e)	76	2,876
Grafton Group Plc	1,434	4,429
HomeServe Plc	1,006	4,479
Irish Continental Group Plc	222	4,367
Nexans SA (e)	107	5,539
Prysmian SPA	497	6,175
QinetiQ Group Plc	2,688	5,535
Spirax-Sarco Engineering Plc	113	3,297
Uponor Oyj (e)	469	4,168
Wavin NV (c)	499	6,140

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Zardoya Otis SA (e)	213	2,916

		74,603

INFORMATION TECHNOLOGY - 5.0%
Neopost SA (e)	117	7,892
Rotork Plc	108	3,238

		11,130

Total Common Stocks (cost $232,626)		206,375

SHORT TERM INVESTMENTS - 18.2%

Investment Company - 5.7%
JNL Money Market Fund, 0.02% (a) (h)	12,495	12,495

Securities Lending Collateral - 12.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	27,432	27,432
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	89	87

		27,519

Total Short Term Investments (cost $40,016)		40,014

Total Investments - 112.0% (cost $272,642)		246,389
Other Assets and Liabilities, Net - (12.0%)		(26,380)

Total Net Assets - 100.0%		$220,009

JNL/Franklin Templeton Mutual Shares Fund* (t) (x)

COMMON STOCKS - 87.1%

CONSUMER DISCRETIONARY - 8.3%
British Sky Broadcasting Group Plc	543	$6,175
News Corp.	48	869
News Corp. - Class A	580	10,347
Time Warner Cable Inc.	151	9,599
Viacom Inc.	215	9,752
Other Securities		20,398

		57,140

CONSUMER STAPLES - 21.3%
Altria Group Inc.	381	11,286
British American Tobacco Plc	407	19,320
CVS Caremark Corp.	483	19,678
Dr. Pepper Snapple Group Inc.	169	6,666
General Mills Inc.	175	7,064
Imperial Tobacco Group Plc	425	16,075
Kraft Foods Inc. - Class A	414	15,451
Kroger Co.	384	9,311
Lorillard Inc.	58	6,555
PepsiCo Inc.	83	5,505
Pernod-Ricard SA	113	10,465
Philip Morris International Inc.	84	6,568
Wal-Mart Stores Inc.	88	5,257
Other Securities		7,901

		147,102

ENERGY - 9.6%
Apache Corp.	90	8,191
Marathon Oil Corp.	443	12,954
Marathon Petroleum Corp.	125	4,177
Royal Dutch Shell Plc	342	12,452
Transocean Ltd.	144	5,535
Williams Cos. Inc.	191	6,295
Other Securities		16,919

		66,523

	Shares/Par (p)	Value

FINANCIALS - 11.6%
ACE Ltd.	134	9,388
American International Group Inc. (c)	276	6,408
Morgan Stanley	370	5,598
PNC Financial Services Group Inc.	190	10,943
White Mountains Insurance Group Ltd.	17	7,770
Other Securities		39,982

		80,089

HEALTH CARE - 13.5%
Amgen Inc.	172	11,023
Eli Lilly & Co.	208	8,643
Medtronic Inc.	268	10,237
Merck & Co. Inc.	487	18,342
Pfizer Inc.	760	16,442
UnitedHealth Group Inc.	173	8,761
Other Securities		19,705

		93,153

INDUSTRIALS - 5.0%
A P Moller - Maersk A/S - Class B	1	6,807
Owens Corning Inc. (c)	190	5,470
Raytheon Co.	188	9,073
Other Securities		13,274

		34,624

INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc.	466	8,419
Google Inc. - Class A (c)	10	6,239
Microsoft Corp.	596	15,481
TE Connectivity Ltd.	187	5,750
Xerox Corp.	1,228	9,777
Other Securities		10,645

		56,311

MATERIALS - 4.0%
International Paper Co.	336	9,957
Linde AG	46	6,770
Other Securities		11,168

		27,895

TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	4,601	12,782
Other Securities		1,026

		13,808

UTILITIES - 3.6%
E.ON AG	278	5,991
Exelon Corp.	163	7,082
NRG Energy Inc. (c) (e)	260	4,718
Other Securities		7,176

		24,967

Total Common Stocks (cost $593,328)		601,612

CORPORATE BONDS AND NOTES - 3.5%

CONSUMER DISCRETIONARY - 1.0%
Clear Channel Communications Inc.
11.00%, 08/01/16	$1,353	852
9.00%, 03/01/21	373	314
Clear Channel Communications Inc. Delayed Draw Term Loan, 6.51%, 01/29/16 (i)	641	458
Clear Channel Communications Inc. Term Loan B, 6.27%, 01/29/16 (i)	3,943	2,910
Clear Channel Communications Inc. Term Loan C, 6.98%, 01/29/16 (i)	743	531
Other Securities		1,529

		6,594

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

CONSUMER STAPLES - 0.2%
Other Securities		1,732

FINANCIALS - 1.1%
Realogy Corp.
11.50%, 04/15/17	475	371
7.88%, 02/15/19	519	452
Realogy Corp. Extended Revolver, 3.48%, 04/10/16 (i)	130	101
Realogy Corp. First Lien Term Loan, 4.52%, 10/10/16 (i)	3,947	3,508
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	571	571
Realogy Corp. Term Loan, 4.25%, 10/10/13 (i)	370	343
Other Securities		2,130

		7,476
UTILITIES - 1.2%
NRG Energy Inc., 7.38%, 01/15/17	1,160	1,204
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20	4,182	3,549
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	3,270

		8,023

Total Corporate Bonds and Notes (cost $27,288)		23,825

SHORT TERM INVESTMENTS - 8.3%

Investment Company - 7.9%
JNL Money Market Fund, 0.02% (a) (h)	54,660	54,660

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	2,953	2,953

Total Short Term Investments (cost $57,613)		57,613

Total Investments - 98.9% (cost $678,229)		683,050
Other Assets and Liabilities, Net - 1.1%		7,607

Total Net Assets - 100.0%		$690,657

JNL/Franklin Templeton Small Cap Value Fund* (x)

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 18.8%
GameStop Corp. (c) (e)	229	$5,514
Gentex Corp.	197	5,832
Group 1 Automotive Inc. (e)	137	7,081
Hillenbrand Inc.	186	4,158
La-Z-Boy Inc. (c)	417	4,962
Men’s Wearhouse Inc.	181	5,850
Regis Corp.	301	4,987
Thor Industries Inc.	275	7,538
Other Securities		31,948

		77,870
CONSUMER STAPLES - 1.1%
Lancaster Colony Corp. (e)	59	4,057
Other Securities		690

		4,747
ENERGY - 10.3%
Atwood Oceanics Inc. (c)	135	5,352
Bristow Group Inc.	164	7,758
Oil States International Inc. (c)	77	5,903

	Shares/Par (p)	Value

Rowan Cos. Inc. (c)	140	4,249
Tidewater Inc.	136	6,720
Unit Corp. (c)	112	5,178
Other Securities		7,397

		42,557
FINANCIALS - 13.0%
Aspen Insurance Holdings Ltd.	170	4,508
Hanover Insurance Group Inc.	123	4,302
Montpelier Re Holdings Ltd.	221	3,928
Old Republic International Corp.	392	3,632
Protective Life Corp.	374	8,426
StanCorp Financial Group Inc.	139	5,094
Tower Group Inc.	243	4,911
Validus Holdings Ltd.	146	4,587
Other Securities		14,640

		54,028
HEALTH CARE - 3.8%
STERIS Corp.	154	4,605
Teleflex Inc.	79	4,830
Other Securities		6,532

		15,967
INDUSTRIALS - 32.8%
AAR Corp.	199	3,823
ABM Industries Inc.	213	4,394
Brady Corp. - Class A	155	4,897
Carlisle Cos. Inc.	119	5,267
EnPro Industries Inc. (c)	140	4,617
Gardner Denver Inc.	52	3,999
Genesee & Wyoming Inc. - Class A (c)	77	4,653
Granite Construction Inc.	251	5,947
Kaydon Corp.	140	4,261
Kennametal Inc.	133	4,865
Lincoln Electric Holdings Inc.	137	5,359
Mine Safety Appliances Co.	109	3,610
Mueller Industries Inc.	119	4,553
Simpson Manufacturing Co. Inc.	143	4,817
SkyWest Inc.	346	4,351
Trinity Industries Inc.	247	7,434
Universal Forest Products Inc.	188	5,791
Other Securities		53,015

		135,653
INFORMATION TECHNOLOGY - 3.5%
Benchmark Electronics Inc. (c)	416	5,599
Rofin-Sinar Technologies Inc. (c)	199	4,552
Other Securities		4,180

		14,331
MATERIALS - 8.1%
Cabot Corp.	118	3,786
Reliance Steel & Aluminum Co.	151	7,372
RPM International Inc.	248	6,088
Steel Dynamics Inc.	304	3,992
Other Securities		12,191

		33,429
UTILITIES - 2.7%
Energen Corp.	79	3,960
NV Energy Inc.	263	4,300
Other Securities		2,926

		11,186

Total Common Stocks (cost $369,020)		389,768

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 10.6%

Investment Company - 6.7%
JNL Money Market Fund, 0.02% (a) (h)	27,818	27,818

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	15,675	15,675
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	330	321

		15,996

Total Short Term Investments (cost $43,823)		43,814

Total Investments - 104.7% (cost $412,843)		433,582
Other Assets and Liabilities, Net - (4.7%)		(19,517)

Total Net Assets - 100.0%		$414,065

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.3%
Adjustable Rate Mortgage Trust REMIC, 2.71%, 04/25/35 (i)	$276	$244
American Home Mortgage Assets Trust REMIC, 0.91%, 02/25/47 (i)	3,171	1,256
Amortizing Residential Collateral Trust REMIC, 2.09%, 08/25/32 (i)	54	22
Asset Backed Securities Corp. Home Equity REMIC, 3.13%, 04/15/33 (i)	41	30
Banc of America Funding Corp. REMIC
2.83%, 06/20/36 (i) (q)	1,675	983
5.79%, 10/25/36 (i)	88	51
0.56%, 06/20/47 (i)	1,700	703
Banc of America Mortgage Securities Inc. REMIC, 2.76%, 09/25/35 (i)	953	725
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.45%, 04/25/34 (i)	281	239
3.21%, 11/25/34 (i)	827	769
Bear Stearns Alt-A Trust II REMIC, 5.09%, 09/25/47 (i)	2,636	1,084
Bear Stearns Mortgage Funding Trust REMIC, 0.45%, 12/25/46 (i)	2,998	1,484
Brazos Higher Education Authority Inc.
1.41%, 05/25/29 (i)	4,448	4,414
1.27%, 07/25/29 (i)	4,900	4,763
1.31%, 02/25/30 (i)	5,000	4,861
Carrington Mortgage Loan Trust REMIC, 0.52%, 12/25/35 (i)	21	21
Chase Mortgage Finance Corp. REMIC, 2.75%, 02/25/37 (i)	366	308
CIT Mortgage Loan Trust REMIC
1.29%, 10/25/37 (i) (q)	220	215
1.54%, 10/25/37 (i) (q)	700	522
1.74%, 10/25/37 (i) (q)	1,280	509
Citigroup Mortgage Loan Trust Inc. REMIC, 2.89%, 12/25/35 (i)	1,363	582
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	431
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	103	107
Countrywide Alternative Loan Trust REMIC
1.71%, 09/25/35 (i)	260	149
1.59%, 11/25/47 (i)	4,285	1,810

	Shares/Par (p)	Value

Countrywide Asset-Backed Certificates REMIC, 1.54%, 06/25/34 (i)	198	64
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.67%, 02/19/34 (i)	394	333
2.72%, 11/20/34 (i)	384	285
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	2,059	1,607
Deutsche Bank Alternate Loan Trust REMIC, 1.83%, 08/25/35 (i)	269	155
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.13%, 03/19/46 (i)	434	169
Educational Services of America Inc., 1.27%, 07/25/23 (i) (q)	1,378	1,363
First Horizon Asset Securities Inc. REMIC, 2.63%, 12/25/34 (i)	155	139
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.07%, 05/17/32 (i) (q)	1,792	39
GCO Education Loan Funding Trust
0.64%, 05/25/25 (i)	2,800	2,541
0.70%, 02/27/28 (i)	400	342
0.74%, 05/25/36 (i)	900	744
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	262	191
7.00%, 09/25/37 (i)	344	241
Goal Capital Funding Trust, 1.21%, 08/25/48 (i) (r)	1,468	1,394
Granite Mortgages Plc
1.96%, 01/20/44 (i), EUR	827	1,026
1.39%, 06/20/44 (i), GBP	131	193
0.84%, 09/20/44 (i)	233	223
1.43%, 09/20/44 (i), GBP	39	58
1.70%, 09/20/44 (i), EUR	315	390
GSMPS Mortgage Loan Trust, 0.52%, 02/25/35 (i) (q)	98	84
GSR Mortgage Loan Trust REMIC, 2.84%, 10/25/35 (i)	536	363
Harborview Mortgage Loan Trust REMIC
0.62%, 06/20/35 (i)	1,026	764
2.66%, 08/19/36 (i)	1,848	837
HSBC Home Equity Loan Trust REMIC, 1.48%, 11/20/36 (i)	1,281	1,134
Impac CMB Trust REMIC, 0.93%, 03/25/35 (i)	139	90
IndyMac Index Mortgage Loan Trust REMIC
0.91%, 06/25/34 (i)	283	209
2.63%, 03/25/35 (i)	561	416
2.44%, 08/25/35 (i)	651	433
0.50%, 05/25/46 (i)	951	511
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	4,888	1,980
Lehman XS Trust REMIC
0.55%, 02/25/46 (i)	1,956	1,011
1.14%, 09/25/47 (i)	1,401	781
Luminent Mortgage Trust REMIC, 0.48%, 05/25/46 (i)	583	245
MASTR Adjustable Rate Mortgages Trust REMIC
3.25%, 10/25/34 (i)	247	192
3.30%, 12/25/34 (i)	86	63
2.69%, 01/25/36 (i)	657	470
1.41%, 12/25/46 (i)	3,572	990
MASTR Seasoned Securities Trust REMIC, 3.88%, 10/25/32 (i)	295	238
Merit Securities Corp. REMIC, 1.79%, 09/28/32 (i) (q)	150	147
Merrill Lynch Alternative Note Asset Trust REMIC, 0.48%, 07/25/47 (i)	713	334
Mid-State Trust, 7.34%, 07/01/35	201	206

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Morgan Stanley Mortgage Loan Trust REMIC
2.77%, 08/25/34 (i)	163	121
2.70%, 03/25/36 (i)	1,671	831
NCUA Guaranteed Notes
0.68%, 03/11/20 (i)	—	—
REMIC, 3.00%, 06/12/19	2,700	2,874
REMIC, 1.84%, 10/07/20	599	603
Residential Accredit Loans Inc. REMIC
6.47%, 11/25/37 (i)	3,886	1,580
1.21%, 01/25/46 (i)	1,172	543
Residential Funding Mortgage Securities I Inc. REMIC
2.90%, 08/25/35 (i)	676	421
5.21%, 09/25/35 (i)	807	616
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.50%, 05/25/34 (i)	578	528
2.44%, 09/25/34 (i)	245	204
2.57%, 11/25/34 (i)	1,154	998
Structured Asset Mortgage Investments Inc. REMIC, 2.50%, 08/25/35 (i)	86	63
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.56%, 06/25/34 (i)	664	642
2.47%, 12/25/35 (i)	595	571
2.34%, 09/25/36 (i)	1,333	924
0.52%, 04/25/45 (i)	154	112
Wells Fargo Alternative Loan Trust REMIC, 5.98%, 12/28/37 (i)	2,777	1,709
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.70%, 04/25/36 (i)	189	142

Total Non-U.S. Government Agency Asset- Backed Securities (cost $88,704)		62,759

CORPORATE BONDS AND NOTES - 29.1%

CONSUMER DISCRETIONARY - 2.0%
Charter Communications Operating LLC, 10.88%, 09/15/14 (r)	875	940
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	387
Comcast Holdings Corp., 10.63%, 07/15/12	875	913
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,435
6.00%, 08/15/40	1,500	1,636
NBCUniversal Media LLC, 4.38%, 04/01/21 (e)	3,675	3,878
News America Inc., 6.15%, 02/15/41	1,975	2,276
Nielsen Finance LLC, 11.50%, 05/01/16	1,874	2,146
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,588
Virgin Media Finance Plc, 9.50%, 08/15/16	1,225	1,375
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	1,753	1,953

		19,527

CONSUMER STAPLES - 0.6%
Altria Group Inc., 9.70%, 11/10/18 (l)	875	1,177
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	1,325	1,716
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,327
6.50%, 02/09/40	1,025	1,334

		5,554

ENERGY - 3.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	2,376	2,754
8.70%, 03/15/19	1,100	1,404
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,201

	Shares/Par (p)	Value

Cimarex Energy Co., 7.13%, 05/01/17 (e)	320	333
DCP Midstream LLC, 9.75%, 03/15/19 (r)	800	1,043
Dolphin Energy Ltd., 5.89%, 06/15/19 (r)	708	768
El Paso Corp.
7.80%, 08/01/31	33	38
7.75%, 01/15/32 (e)	515	595
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,975	2,177
Energy Transfer Partners LP, 5.95%, 02/01/15 (e)	2,000	2,162
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,328
7.03%, 01/15/68 (i)	775	806
Gazprom OAO, 9.25%, 04/23/19	530	630
Newfield Exploration Co.
7.13%, 05/15/18	1,150	1,228
5.75%, 01/30/22 (e)	500	540
Nexen Inc.
6.40%, 05/15/37	180	191
7.50%, 07/30/39	1,050	1,259
Petrobras International Finance Co.
5.75%, 01/20/20	310	332
5.38%, 01/27/21	1,890	1,986
Petroleos de Venezuela SA, 5.25%, 04/12/17	590	375
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,420
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e) (r)	1,360	1,422
Range Resources Corp.
7.50%, 10/01/17	250	266
7.25%, 05/01/18 (e)	400	428
TNK-BP Finance SA, 7.50%, 07/18/16	820	865
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,380
Transocean Inc.
6.00%, 03/15/18 (e)	1,875	1,916
6.50%, 11/15/20	3,975	4,106
Weatherford International Ltd., 9.63%, 03/01/19 (q)	1,800	2,328

		36,281

FINANCIALS - 17.1%
Abbey National Treasury Services Plc, 4.00%, 04/27/16 (e)	2,075	1,862
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	3,465	3,636
Bank of America Corp.
5.42%, 03/15/17	1,300	1,173
5.63%, 07/01/20	1,175	1,085
5.88%, 01/05/21	350	333
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	685	630
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	1,500	1,571
BB&T Corp., 3.20%, 03/15/16	2,025	2,111
BBVA Bancomer SA, 7.25%, 04/22/20 (e) (r)	2,125	2,125
Brandywine Operating Partnership LP, 4.95%, 04/15/18	1,775	1,747
BRFkredit A/S, 2.05%, 04/15/13 (r)	8,300	8,453
Canadian Imperial Bank of Commerce, 1.50%, 12/12/14 (e) (r)	4,500	4,506
Capital One Capital III, 7.69%, 08/15/36 (e) (i)	1,500	1,496
Chubb Corp., 6.38%, 03/29/67 (i)	825	815
Cie de Financement Foncier, 2.13%, 04/22/13 (e) (r)	1,200	1,187
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	2,225	2,222
Citigroup Inc.
6.38%, 08/12/14	1,325	1,391
5.00%, 09/15/14	2,475	2,449
6.13%, 11/21/17	1,010	1,078

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Developers Diversified Realty Corp.
9.63%, 03/15/16	795	925
7.50%, 04/01/17	1,900	2,051
Discover Bank, 8.70%, 11/18/19	2,325	2,651
DnB NOR Boligkreditt 2.10%, 10/14/15 (e) (i) (r)	9,800	9,721
2.90%, 03/29/16 (r)	5,900	5,998
Duke Realty LP, 6.75%, 03/15/20 (e)	1,350	1,481
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	734
ERP Operating LP, 4.63%, 12/15/21	2,025	2,065
Fifth Third Bancorp 0.58%, 05/17/13 (i)	1,325	1,300
3.63%, 01/25/16	950	964
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,854
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	974
HCP Inc. 6.00%, 01/30/17	1,375	1,488
5.38%, 02/01/21	900	944
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,853
HSBC Bank USA, 4.88%, 08/24/20 (e)	1,498	1,390
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (i), BRL	4,840	5,943
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,745
ING Bank NV 2.38%, 06/09/14 (r)	2,275	2,218
2.50%, 01/14/16 (e) (r)	4,200	4,124
International Lease Finance Corp., 8.25%, 12/15/20 (e)	1,250	1,262
JPMorgan Chase & Co. 7.25%, 02/01/18	1,475	1,729
4.35%, 08/15/21	2,900	2,929
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,461
Liberty Property LP, 4.75%, 10/01/20	2,350	2,388
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,060
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	500	571
Morgan Stanley 6.63%, 04/01/18	3,325	3,283
5.63%, 09/23/19	1,950	1,806
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,330
Nationwide Financial Services, 5.38%, 03/25/21 (e) (r)	2,425	2,382
Nordea Eiendomskreditt A/S, 1.88%, 04/07/14 (i) (r)	6,200	6,206
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,950	2,341
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.71%, 10/01/35 (i)	2,563	2,556
PNC Bank NA, 6.88%, 04/01/18	975	1,106
ProLogis Inc., 1.88%, 11/15/37	1,075	1,053
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,538
4.50%, 11/15/20 (e)	1,550	1,559
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,343
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,508
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,810
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,265
SLM Corp., 6.25%, 01/25/16	1,750	1,702

	Shares/Par (p)	Value

Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	213
Sparebank 1 Boligkreditt A/S 1.25%, 10/25/13 (e) (r)	8,900	8,837
2.63%, 05/27/16 (e) (r)	7,100	7,162
Stadshypotek AB, 1.45%, 09/30/13 (e) (r)	2,450	2,446
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,349
Swedbank Hypotek AB, 1.02%, 03/28/14 (i) (r)	1,200	1,179
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,107
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Baa2) (f) (q), BRL	1,620	412
WEA Finance LLC 7.50%, 06/02/14 (r)	475	521
7.13%, 04/15/18 (r)	900	1,006
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	805
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (q)	1,225	1,151

		170,669

HEALTH CARE - 0.5%
Amgen Inc., 3.88%, 11/15/21 (e)	2,725	2,750
Cigna Corp., 2.75%, 11/15/16	1,200	1,197
DJO Finance LLC, 10.88%, 11/15/14	1,040	970
HCA Inc., 7.88%, 02/15/20	500	540

		5,457

INDUSTRIALS - 0.5%
Ashtead Capital Inc., 9.00%, 08/15/16 (e) (r)	500	521
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,350
Iron Mountain Inc., 8.75%, 07/15/18 (e)	470	489
SGS International Inc., 12.00%, 12/15/13	457	459
Transnet Ltd., 4.50%, 02/10/16 (r)	2,100	2,127

		4,946

INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 3.00%, 09/15/16	1,675	1,687

MATERIALS - 1.9%
ALROSA Finance SA, 7.75%, 11/03/20	700	697
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,875	3,251
Ecolab Inc. 3.00%, 12/08/16 (e)	2,450	2,534
4.35%, 12/08/21	2,325	2,483
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,072
Methanex Corp., 8.75%, 08/15/12	175	180
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (r)	2,125	2,096
PE Paper Escrow GmbH,
12.00%, 08/01/14 (e) (r)	1,175	1,251
Plastipak Holdings Inc., 8.50%, 12/15/15 (r)	600	612
Radnor Holdings Corp., 11.00%, 03/15/10 (c) (d) (f) (q)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	206
Steel Dynamics Inc., 7.75%, 04/15/16 (e)	1,525	1,590
Teck Resources Ltd., 10.75%, 05/15/19	1,425	1,738

		18,710

TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc. 2.95%, 05/15/16 (e)	3,600	3,752
3.88%, 08/15/21	1,100	1,164
Frontier Communications Corp., 6.25%, 01/15/13 (e)	1,800	1,836
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (e) (r)	1,875	1,903
MTS International Funding Ltd., 8.63%, 06/22/20	120	129

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Qwest Communications International Inc., 7.50%, 02/15/14 (e)	255	256
Qwest Corp., 8.38%, 05/01/16	750	859
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	687
Verizon Communications Inc.
3.50%, 11/01/21	2,125	2,212
6.40%, 02/15/38	1,300	1,650
VimpelCom Ltd.
6.49%, 02/02/16 (r)	400	374
7.75%, 02/02/21 (r)	730	625
7.50%, 03/01/22 (e) (r)	650	546

		15,993

UTILITIES - 1.1%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,171
Ipalco Enterprises Inc., 5.00%, 05/01/18	875	858
Nevada Power Co., 7.13%, 03/15/19	1,175	1,467
NRG Energy Inc., 7.38%, 01/15/17 (e)	550	571
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,736
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,577
Puget Sound Energy Inc., 6.97%, 06/01/67 (e) (i)	675	672
Xylem Inc., 3.55%, 09/20/16 (r)	1,900	1,959

		11,011

Total Corporate Bonds and Notes (cost $282,987)		289,835

GOVERNMENT AND AGENCY OBLIGATIONS - 70.7%

GOVERNMENT SECURITIES - 29.3%
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
5.38%, 05/15/19	8,000	9,952
5.63%, 06/11/21	3,200	4,076

		14,028

Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 4.50%, 09/13/19	2,300	2,715
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 4.13%, 04/15/14	1,100	1,190
Municipals - 2.0%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	986
Missouri Higher Education Loan Authority, 1.46%, 11/26/32 (i)	2,727	2,730
Northstar Education Finance Inc.
2.79%, 04/01/42	650	534
3.69%, 04/01/42	700	575
1.63%, 01/29/46 - 01/29/46	1,325	1,080
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.62%, 04/29/19 (i)	6,000	5,963
1.76%, 04/01/42	2,300	1,889
1.62%, 01/29/46	2,000	1,630
1.63%, 01/29/46	75	61
State of California
7.95%, 03/01/36	1,290	1,459
7.63%, 03/01/40	2,390	2,940

		19,847

Sovereign - 3.2%
Brazilian Government International Bond, 5.63%, 01/07/41	740	858
Colombia Government International Bond, 4.38%, 07/12/21	4,380	4,709
Mexican Bonos, 10.00%, 12/05/24, MXN	18,198	1,678

	Shares/Par (p)	Value

Mexico Government International Bond, 5.75%, 10/12/10	600	639
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,641
Qatar Government International Bond, 5.25%, 01/20/20 (r)	4,350	4,774
South Africa Government Bond
7.25%, 01/15/20, ZAR	3,890	463
6.75%, 03/31/21, ZAR	22,960	2,624
10.50%, 12/21/26, ZAR	49,775	7,210
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,694
5.98%, 04/01/36	1,250	1,725
4.63%, 09/15/60	800	955
Venezuela Government International Bond
7.75%, 10/13/19	1,060	758
9.00%, 05/07/23	250	179
8.25%, 10/13/24	1,450	953
9.25%, 05/07/28	90	62

		31,922
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	5,163	5,274
1.88%, 07/15/13 (n)	1,233	1,289

		6,563
U.S. Treasury Securities - 21.7%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	16,537
4.50%, 05/15/38	500	659
4.75%, 02/15/41	3,300	4,548
4.38%, 05/15/41	3,800	4,951
3.75%, 08/15/41	2,100	2,470
3.13%, 11/15/41	9,800	10,267
U.S. Treasury Note
0.38%, 07/31/13 (o)	13,800	13,833
0.25%, 10/31/13	16,300	16,303
0.38%, 11/15/14 (e)	75,400	75,447
1.00%, 08/31/16 - 10/31/16	29,600	29,894
0.88%, 11/30/16 (e)	20,300	20,362
1.50%, 08/31/18	3,300	3,348
2.00%, 11/15/21	17,200	17,396

		216,015

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 41.4%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 4.50%, 10/01/39	2,903	3,078
Federal Home Loan Mortgage Corp. - 7.3%
Federal Home Loan Mortgage Corp.
0.50%, 10/15/13	2,200	2,197
0.38%, 10/30/13 (e)	3,800	3,795
0.70%, 11/04/13	5,500	5,503
0.63%, 12/29/14	8,200	8,194
2.70%, 05/25/18	3,900	4,010
5.00%, 12/01/35	163	178
5.50%, 01/01/36 - 01/01/40	6,245	6,786
4.97%, 01/01/37 (i)	677	716
6.00%, 09/01/37 - 11/01/38	2,539	2,837
6.50%, 01/01/38 - 12/01/38	3,717	4,213
4.50%, 07/01/39 - 10/01/41	22,866	24,302
4.00%, 08/01/40 - 11/01/41	9,043	9,536
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 0.24%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (q)	26	25

		72,292

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Federal National Mortgage Association - 31.1%
Federal National Mortgage Association
0.50%, 07/25/14 (k)	21,800	21,793
2.80%, 03/01/18	2,563	2,657
5.00%, 03/01/18 - 10/01/41	54,362	58,831
3.74%, 05/01/18	1,489	1,606
3.84%, 05/01/18	1,790	1,939
4.50%, 05/01/18 - 10/01/41	20,439	21,888
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,891
3.42%, 10/01/20	1,186	1,257
3.63%, 12/01/20	890	955
3.76%, 12/01/20	5,143	5,553
3.83%, 07/01/21	1,600	1,727
5.50%, 09/01/23 - 08/01/39	11,970	13,088
3.00%, 01/15/26, TBA (g)	74,000	76,417
3.50%, 01/15/26 - 01/15/41, TBA (g)	14,000	14,450
8.00%, 08/01/29 - 01/01/31	63	74
6.00%, 03/01/32 - 11/01/38	1,563	1,737
7.00%, 07/01/32	11	12
2.17%, 11/01/35 (i)	66	69
2.46%, 05/01/36 (i)	447	458
2.61%, 05/01/36 (i)	421	432
2.65%, 08/01/36 (i)	455	481
2.50%, 09/01/36 (i)	462	478
4.00%, 01/15/41, TBA (g)	11,000	11,555
6.50%, 01/15/41, TBA (g)	6,000	6,676
4.00%, 04/01/41 - 01/01/42	58,059	61,076
REMIC, 10.40%, 04/25/19	1	1

		310,102
Government National Mortgage Association - 2.7%
Government National Mortgage Association
3.95%, 07/15/25	1,026	1,124
6.00%, 06/15/34 - 11/15/38	253	287
4.50%, 06/15/39 - 10/15/39	265	291
5.00%, 07/15/39	78	88
3.50%, 01/15/41, TBA (g)	1,000	1,044
4.00%, 01/15/41, TBA (g)	22,000	23,599

		26,433

Total Government and Agency Obligations (cost $690,926)		704,185

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f)	2	—

Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 19.6%

Investment Company - 6.3%
JNL Money Market Fund, 0.02% (a) (h)	62,304	62,304

Securities Lending Collateral - 13.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	132,281	132,281
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	206	201

		132,482

Total Short Term Investments (cost $194,791)		194,786

	Shares/Par (p)	Value

Total Investments - 125.7% (cost $1,257,635)		1,251,565
Total Forward Sales Commitments - (8.6%) (proceeds $85,589)		(85,943)
Other Assets and Liabilities, Net - (17.1%) (o)		(170,221)

Total Net Assets - 100.0%		$995,401

FORWARD SALES COMMITMENTS - 8.6%

GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.6%
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp.
4.00%, 01/15/41	$5,000	$5,244
4.50%, 01/15/41	4,000	4,238
5.50%, 01/15/41	6,000	6,510

		15,992
Federal National Mortgage Association - 7.0%
Federal National Mortgage Association
4.50%, 01/15/41, TBA (g)	14,000	14,897
5.00%, 01/15/41, TBA (g)	27,000	29,168
5.50%, 01/15/41	1,000	1,089
5.00%, 02/15/41	23,000	24,797

		69,951

Total Forward Sales Commitments - 8.6% (proceeds $85,589)		$85,943

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 20.4%

ENERGY - 3.7%
Gazprom OAO, 9.25%, 04/23/19	$5,730	$6,812
Petroleos de Venezuela SA, 8.50%, 11/02/17	1,400	1,056
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	292,240	20,671

		28,539

FINANCIALS - 13.4%
Banco Votorantim SA, 6.25%, 05/16/16 (r), BRL	660	359
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	11,363
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody rating N/A) (i) (r), COP	9,263,000	5,849
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody rating N/A) (i) (r), COP	10,289,000	6,497
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody rating N/A) (i) (r), COP	4,514,000	2,919
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody rating N/A) (r), COP	1,642,000	1,042
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), BRL	3,300	4,053
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40, Moody rating N/A) (q), BRL	2,300	2,825

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Credit Suisse Nassau Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody rating Baa1), RUB	60,000	1,819
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody rating Baa1), RUB	64,000	1,961
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody rating Baa1) (q), RUB	45,000	1,379
Deutsche Bank AG Credit Linked Note, (Indonesia Government, 10.75%, 05/15/16, Moody rating Baa3) (q), IDR	20,500,000	2,752
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,461
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Baa3) (q), IDR	65,000,000	9,006
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Baa3) (q), IDR	86,000,000	11,398
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (i), BRL	1,640	2,014
JPMorgan Chase & Co., 6.00%, 10/10/12, PHP	40,000	944
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody rating Baa1), RUB	625,500	19,779
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.50%, 3/19/18, Moody rating N/A), RUB	65,100	1,974
JPMorgan Chase & Co. Credit Linked Note, (Indonesia Government, 11.00%, 11/15/20, Moody rating Baa3)(q), IDR	20,000,000	2,987
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	4,640	140
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	7,545
Russian Agricultural Bank OJSC, 8.70%, 03/17/16, RUB	128,000	3,855

		104,921

INDUSTRIALS - 2.5%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	513
10.50%, 09/17/20, ZAR	17,000	2,283
10.80%, 11/06/23, ZAR	7,000	959
9.50%, 08/19/25, ZAR	61,000	7,485
8.90%, 11/14/27, ZAR	72,000	8,591

		19,831

TELECOMMUNICATION SERVICES - 0.3%
MTS International Funding Ltd., 8.63%, 06/22/20	140	150
VimpelCom Ltd., 7.50%, 03/01/22 (e) (r)	2,340	1,966

		2,116

UTILITIES - 0.5%
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	2,970	2,985
Empresas Publicas de Medellin ESP, 8.38%, 02/01/21, COP	2,072,000	1,121

		4,106

Total Corporate Bonds and Notes (cost $163,399)		159,513

	Shares/Par (p)	Value

GOVERNMENT AND AGENCY OBLIGATIONS - 62.8%

GOVERNMENT SECURITIES - 62.8%
Sovereign - 61.3%
Brazil Letras do Tesouro Nacional, 5.10%, 07/01/12, BRL	51,012	26,059
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	30,561	15,610
Chile Government International Bond, 5.50%, 08/05/20, CLP	733,000	1,467
Colombia Government International Bond
7.75%, 04/14/21, COP	7,836,000	4,833
9.85%, 06/28/27, COP	13,571,000	9,856
Hungary Government Bond
8.00%, 02/12/15, HUF	1,931,440	7,637
5.50%, 02/12/16, HUF	2,986,670	10,675
6.75%, 02/24/17 (e), HUF	615,220	2,252
6.50%, 06/24/19, HUF	101,000	340
Indonesia Government Bond
7.38%, 09/15/16, IDR	144,764,000	17,270
15.00%, 07/15/18, IDR	18,617,000	3,068
11.00%, 11/15/20, IDR	25,400,000	3,735
12.80%, 06/15/21, IDR	9,308,000	1,513
8.25%, 07/15/21, IDR	129,557,000	16,441
10.50%, 08/15/30, IDR	41,729,000	6,192
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d) (q)	3,899	1,949
Malaysia Government Bond
4.26%, 09/15/16, MYR	33,075	10,859
4.38%, 11/29/19, MYR	37,700	12,542
4.16%, 07/15/21, MYR	44,175	14,471
Mexican Bonos
6.50%, 06/10/21, MXN	167	12
10.00%, 11/20/36, MXN	109,696	9,736
8.50%, 11/18/38, MXN	214,022	16,553
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	14,300	17,606
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	241
9.91%, 05/05/15 - 05/05/15, PEN	1,399	604
7.84%, 08/12/20 - 08/12/20, PEN	15,463	6,539
8.20%, 08/12/26, PEN	9,120	4,037
6.95%, 08/12/31, PEN	1,297	506
6.90%, 08/12/37, PEN	9,290	3,583
6.85%, 02/12/42, PEN	4,920	1,863
Philippine Government Bond, 4.95%, 01/15/21, PHP	201,000	4,652
Poland Government Bond, 5.75%, 10/25/21, PLN	8,500	2,438
Republic of South Africa Government Bond, 8.00%, 12/21/18, ZAR	61,300	7,732
Russian Foreign Bond, 7.85%, 03/10/18 (e), RUB	320,000	10,086
South Africa Government Bond
7.25%, 01/15/20, ZAR	33,375	3,975
10.50%, 12/21/26, ZAR	322,775	46,754
Thailand Government Bond
3.63%, 05/22/15, THB	756,225	24,334
3.13%, 12/11/15, THB	71,300	2,256
4.13%, 11/18/16, THB	508,525	16,781
2.80%, 10/10/17, THB	333,800	10,332
3.88%, 06/13/19, THB	73,000	2,417
3.65%, 12/17/21, THB	285,125	9,312
Turkey Government Bond
0.00%, 05/15/13 - 07/17/13 (j), TRY	185,200	83,489
10.00%, 12/04/13, TRY	13,425	6,986
11.00%, 08/06/14, TRY	5,775	3,077
9.00%, 01/27/16, TRY	20,800	10,544

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

10.50%, 01/15/20, TRY	2,600	1,415
Venezuela Government International Bond
7.75%, 10/13/19	1,790	1,280
9.00%, 05/07/23	1,880	1,344
8.25%, 10/13/24	3,610	2,374
9.25%, 05/07/28	190	132
11.95%, 08/05/31	300	245

		480,004
Treasury Inflation Index Securities - 1.5%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	39,148	11,600

Total Government and Agency Obligations (cost $518,935)		491,604

SHORT TERM INVESTMENTS - 16.8%

Investment Company - 16.0%
JNL Money Market Fund, 0.02% (a) (h)	125,456	125,456

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,762	6,762

Total Short Term Investments (cost $132,218)		132,218

Total Investments - 100.0% (cost $814,552)		783,335
Other Assets and Liabilities, Net - (0.0%) (o)		(173)

Total Net Assets - 100.0%		$783,162

JNL/Goldman Sachs Mid Cap Value Fund* (x)

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 12.2%
Lear Corp.	267	$10,608
Liberty Global Inc. (c)	179	7,361
Liberty Media Corp. (c)	761	12,345
Macy’s Inc.	313	10,075
NVR Inc. (c)	10	6,535
PVH Corp.	126	8,856
Scripps Networks Interactive Inc.	278	11,796
Starwood Hotels & Resorts Worldwide Inc. (e)	150	7,191
Other Securities		15,104

		89,871

CONSUMER STAPLES - 5.5%
Bunge Ltd.	130	7,451
JM Smucker Co.	201	15,743
Other Securities		17,184

		40,378

ENERGY - 4.7%
Cameron International Corp. (c)	178	8,746
EQT Corp.	231	12,663
Pioneer Natural Resources Co.	120	10,767
Other Securities		2,212

		34,388

FINANCIALS - 29.5%
Alexandria Real Estate Equities Inc.	99	6,830
AvalonBay Communities Inc.	80	10,485
CIT Group Inc. (c)	185	6,463
Everest Re Group Ltd.	159	13,410
Fifth Third Bancorp	605	7,692
Host Hotels & Resorts Inc.	733	10,829
Invesco Ltd.	349	7,005

	Shares/Par (p)	Value

Kimco Realty Corp.	434	7,051
NASDAQ OMX Group Inc. (c)	363	8,886
PartnerRe Ltd.	102	6,566
Principal Financial Group Inc.	499	12,274
SLM Corp.	808	10,828
Tanger Factory Outlet Centers Inc.	223	6,534
Ventas Inc.	171	9,421
WR Berkley Corp.	275	9,445
XL Group Plc	432	8,540
Other Securities		74,448

		216,707

HEALTH CARE - 6.1%
Aetna Inc.	215	9,074
Boston Scientific Corp. (c)	1,719	9,182
Hologic Inc. (c)	366	6,409
Life Technologies Corp. (c)	212	8,260
Warner Chilcott Plc (c)	532	8,046
Other Securities		3,675

		44,646

INDUSTRIALS - 9.6%
BE Aerospace Inc. (c)	201	7,796
Eaton Corp.	163	7,092
Spirit Aerosystems Holdings Inc. (c)	391	8,130
Other Securities		47,301

		70,319

INFORMATION TECHNOLOGY - 9.1%
Maxim Integrated Products Inc.	253	6,589
NetApp Inc. (c)	185	6,700
Xilinx Inc.	226	7,258
Other Securities		45,960

		66,507

MATERIALS - 3.5%
Albemarle Corp.	148	7,619
Other Securities		18,239

		25,858

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		5,265

UTILITIES - 15.5%
Edison International	211	8,756
Energen Corp.	140	6,998
Northeast Utilities	187	6,755
NV Energy Inc.	517	8,460
Pinnacle West Capital Corp.	153	7,365
PPL Corp.	513	15,088
SCANA Corp.	256	11,529
Sempra Energy	204	11,203
Xcel Energy Inc.	660	18,249
Other Securities		19,087

		113,490

Total Common Stocks (cost $715,198)		707,429

SHORT TERM INVESTMENTS - 5.3%

Investment Company - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	33,756	33,756

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,052	5,052

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	228	222

		5,274

Total Short Term Investments (cost $39,036)		39,030

Total Investments - 101.7% (cost $754,234)		746,459
Other Assets and Liabilities, Net - (1.7%)		(12,317)

Total Net Assets - 100.0%		$734,142

JNL/Goldman Sachs U.S. Equity Flex Fund* (x)

COMMON STOCKS - 122.3%

CONSUMER DISCRETIONARY - 14.9%
CBS Corp. - Class B (o)	50	$1,344
Darden Restaurants Inc.	24	1,082
Home Depot Inc. (o)	53	2,230
Liberty Global Inc. (c)	30	1,251
Liberty Media Corp. (c)	61	997
Lowe’s Cos. Inc.	47	1,194
Starwood Hotels & Resorts Worldwide Inc.	21	985
Walt Disney Co. (o)	45	1,670
Other Securities		3,929

		14,682
CONSUMER STAPLES - 11.5%
General Mills Inc. (o)	59	2,397
PepsiCo Inc.	46	3,058
Procter & Gamble Co. (o)	16	1,041
Unilever NV - ADR (o)	56	1,911
Wal-Mart Stores Inc. (o)	43	2,567
Other Securities		328

		11,302
ENERGY - 13.1%
Chevron Corp.	10	1,113
Devon Energy Corp. (o)	45	2,809
Exxon Mobil Corp. (o)	57	4,866
Halliburton Co.	33	1,125
Occidental Petroleum Corp.	17	1,622
Other Securities		1,349

		12,884
FINANCIALS - 17.6%
Ameriprise Financial Inc. (o)	26	1,276
Hartford Financial Services Group Inc. (o)	58	940
Invesco Ltd. (o)	49	985
JPMorgan Chase & Co. (o)	105	3,479
Morgan Stanley	93	1,408
Prudential Financial Inc. (o)	44	2,203
SunTrust Banks Inc. (o)	63	1,111
Travelers Cos. Inc. (o)	43	2,552
U.S. Bancorp	76	2,068
Other Securities		1,336

		17,358
HEALTH CARE - 12.9%
Boston Scientific Corp. (c)	187	997
Celgene Corp. (c) (o)	20	1,318
CR Bard Inc.	12	995
Merck & Co. Inc. (o)	48	1,813
Mylan Inc. (c)	46	982
Pfizer Inc.	96	2,074
Thermo Fisher Scientific Inc. (c)	26	1,170
UnitedHealth Group Inc.	24	1,194

	Shares/Par (p)	Value

Other Securities		2,173

		12,716
INDUSTRIALS - 13.3%
Boeing Co. (o)	40	2,941
General Electric Co.	254	4,555
Honeywell International Inc. (o)	49	2,677
Union Pacific Corp. (o)	11	1,143
Other Securities		1,737

		13,053
INFORMATION TECHNOLOGY - 26.8%
Adobe Systems Inc. (c) (o)	83	2,343
Apple Inc. (c) (o)	10	3,867
Cisco Systems Inc.	85	1,539
EMC Corp. (c) (o)	140	3,016
Google Inc. - Class A (c) (o)	5	3,282
Juniper Networks Inc. (c) (o)	83	1,703
Maxim Integrated Products Inc.	49	1,265
Microsoft Corp. (o)	100	2,595
NetApp Inc. (c)	34	1,221
Xilinx Inc.	41	1,311
Other Securities		4,180

		26,322
MATERIALS - 5.2%
Freeport-McMoRan Copper & Gold Inc.	31	1,154
LyondellBasell Industries NV	50	1,624
Mosaic Co.	31	1,548
Other Securities		758

		5,084
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	42	1,255
Sprint Nextel Corp. (c)	682	1,595

		2,850
UTILITIES - 4.1%
American Electric Power Co. Inc. (o)	25	1,017
IDACORP Inc.	23	986
PPL Corp. (o)	36	1,054
Other Securities		1,015

		4,072

Total Common Stocks (cost $120,714)		120,323

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 3.6%
JNL Money Market Fund, 0.02% (a) (h)	3,558	3,558

Total Short Term Investments (cost $3,558)		3,558

Total Investments - 125.9% (cost $124,272)		123,881
Total Securities Sold Short - (25.5%) (proceeds $25,073)		(25,105)
Other Assets and Liabilities, Net - (0.4%)		(372)

Total Net Assets - 100.0%		$98,404

SECURITIES SOLD SHORT - 25.5%

COMMON STOCKS - 25.5%

CONSUMER DISCRETIONARY - 5.1%
AutoNation Inc.	9	$317
DR Horton Inc.	40	504
Gap Inc.	30	554
Garmin Ltd.	10	381
Genuine Parts Co.	10	593
J.C. Penney Co. Inc.	12	419
New York Times Co. - Class A	88	676
Penske Auto Group Inc.	25	483

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Pool Corp.	11	344
Regis Corp.	18	295
VF Corp.	4	470

		5,036

CONSUMER STAPLES - 1.2%
Kimberly-Clark Corp.	9	640
Walgreen Co.	16	544

		1,184

ENERGY - 1.9%
Apache Corp.	10	865
Murphy Oil Corp.	19	1,034

		1,899

FINANCIALS - 3.3%
ACE Ltd.	6	429
Cullen/Frost Bankers Inc.	10	507
eHealth Inc.	36	530
Federated Investors Inc. - Class B	44	669
Valley National Bancorp	42	516
Waddell & Reed Financial Inc. - Class A	26	635

		3,286

HEALTH CARE - 1.1%
Medtronic Inc.	16	597
Zimmer Holdings Inc.	9	483

		1,080

INDUSTRIALS - 3.6%
Caterpillar Inc.	11	959
Joy Global Inc.	8	635
Lockheed Martin Corp.	7	588
Northrop Grumman Systems Corp.	9	507
Precision Castparts Corp.	5	826

		3,515

INFORMATION TECHNOLOGY - 6.1%
Ceva Inc.	10	303
Flextronics International Ltd.	80	451
Intel Corp.	32	786
International Business Machines Corp.	7	1,354
Lexmark International Inc.	26	849
QLogic Corp.	49	731
Tech Data Corp.	18	892
Teradata Corp.	14	679

		6,045

MATERIALS - 0.5%
Newmont Mining Corp.	7	444

TELECOMMUNICATION SERVICES - 1.6%
Level 3 Communications Inc.	22	373
US Cellular Corp.	12	515
Verizon Communications Inc.	16	653

		1,541

UTILITIES - 1.1%
CH Energy Group Inc.	8	485
Piedmont Natural Gas Co. Inc.	17	590

		1,075

Total Securities Sold Short - 25.5% (proceeds $25,073)		$25,105

	Shares/Par (p)	Value

JNL/Invesco Global Real Estate Fund* (x)

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		$1,243

FINANCIALS - 97.4%
Real Estate Investment Trusts - 73.0%
Diversified - REITS - 16.7%
British Land Co. Plc	894	6,424
Corio NV	116	5,033
Digital Realty Trust Inc. (e)	136	9,062
GPT Group	1,750	5,493
H&R Real Estate Investment Trust (e)	243	5,548
Land Securities Group Plc	804	7,932
Stockland	2,690	8,776
Unibail-Rodamco SE	92	16,534
Vornado Realty Trust	164	12,587
Other Securities		43,512

		120,901

Industrial - REITS - 2.3%
ProLogis Inc.	521	14,904
Other Securities		1,507

		16,411

Office - REITS - 9.5%
Alexandria Real Estate Equities Inc.	134	9,217
Boston Properties Inc.	153	15,282
Duke Realty Corp.	524	6,319
Other Securities		38,145

		68,963

Residential - REITS - 10.1%
American Campus Communities Inc.	120	5,027
AvalonBay Communities Inc.	106	13,829
Boardwalk Real Estate Investment Trust (e)	106	5,251
Camden Property Trust	93	5,812
Equity Residential	270	15,400
Essex Property Trust Inc.	65	9,069
Mid-America Apartment Communities Inc.	83	5,198
UDR Inc.	245	6,137
Other Securities		7,618

		73,341

Retail - REITS - 20.5%
CapitaMall Trust	3,620	4,745
CFS Retail Property Trust (e)	3,690	6,359
Federal Realty Investment Trust	72	6,489
General Growth Properties Inc.	481	7,232
Kimco Realty Corp.	385	6,257
Link Real Estate Investment Trust	2,331	8,582
Macerich Co.	198	10,041
National Retail Properties Inc.	200	5,263
Primaris Retail Real Estate Investment Trust	265	5,369
Regency Centers Corp.	133	4,996
RioCan Real Estate Investment Trust (e)	280	7,269
Simon Property Group Inc.	274	35,372
Westfield Group (e)	2,235	17,855
Westfield Retail Trust	3,585	9,129
Other Securities		12,938

		147,896

Specialized - REITS - 13.9%
HCP Inc.	397	16,461
Health Care REIT Inc.	248	13,534
Host Hotels & Resorts Inc.	983	14,517
Public Storage	100	13,454
Ventas Inc.	335	18,457
Other Securities		24,241

		100,664

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Real Estate Management & Development - 24.4%
Real Estate Operating Companies - 18.6%
Brookfield Properties Corp. (c)	429	6,722
CapitaLand Ltd.	3,330	5,674
CapitaMalls Asia Ltd.	2,023	1,762
China Overseas Land & Investment Ltd. (e)	4,673	7,810
Hang Lung Properties Ltd.	2,817	8,016
Hongkong Land Holdings Ltd.	1,791	8,131
Mitsui Fudosan Co. Ltd.	922	13,440
Sumitomo Realty & Development Co. Ltd.	555	9,720
Sun Hung Kai Properties Ltd.	1,899	23,803
Wharf Holdings Ltd.	1,499	6,774
Other Securities		42,823

		134,675

Real Estate Services - 5.8%
Mitsubishi Estate Co. Ltd.	1,055	15,763
Swiss Prime Site AG	94	7,033
Other Securities		19,287

		42,083

Total Common Stocks (cost $742,192)		706,177

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	14,713	14,713

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	53,569	53,569
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	517	504

		54,073

Total Short Term Investments (cost $68,799)		68,786

Total Investments - 107.1% (cost $810,991)		774,963
Other Assets and Liabilities, Net - (7.1%)		(51,400)

Total Net Assets - 100.0%		$723,563

JNL/Invesco International Growth Fund* (x)

COMMON STOCKS - 90.9%

CONSUMER DISCRETIONARY - 17.1%
Adidas AG	140	$9,094
Compass Group Plc	1,532	14,534
Denso Corp.	257	7,110
Hyundai Mobis	30	7,604
Kingfisher Plc	1,524	5,934
Next Plc	192	8,156
Reed Elsevier Plc	1,129	9,103
Toyota Motor Corp.	202	6,718
Yamada Denki Co. Ltd.	162	11,031
Other Securities		29,258

		108,542

CONSUMER STAPLES - 14.2%
Anheuser-Busch InBev NV	201	12,294
British American Tobacco Plc	219	10,389
Danone SA	126	7,890
Fomento Economico Mexicano SAB de CV - ADR (e)	116	8,119
Imperial Tobacco Group Plc	356	13,457
Koninklijke Ahold NV	497	6,698
Nestle SA	175	10,087
Tesco Plc	1,353	8,476
Unilever NV	251	8,648

	Shares/Par (p)	Value

Other Securities		4,049

		90,107

ENERGY - 10.1%
BG Group Plc	480	10,261
Royal Dutch Shell Plc - Class B	256	9,753
Suncor Energy Inc.	333	9,598
WorleyParsons Ltd. (e)	336	8,813
Other Securities		26,051

		64,476

FINANCIALS - 9.5%
Banco Bradesco SA - ADR	653	10,899
Fairfax Financial Holdings Ltd.	14	5,982
Industrial & Commercial Bank of China	12,843	7,623
Julius Baer Group Ltd. (c)	172	6,732
United Overseas Bank Ltd.	568	6,687
Other Securities		22,555

		60,478

HEALTH CARE - 11.3%
Fresenius Medical Care AG & Co. KGaA	110	7,474
Novartis AG	188	10,740
Novo-Nordisk A/S	83	9,519
Roche Holding AG	46	7,876
Smith & Nephew Plc	612	5,946
Teva Pharmaceutical Industries Ltd. - ADR	274	11,040
Other Securities		19,366

		71,961

INDUSTRIALS - 9.5%
ABB Ltd.	376	7,078
Brambles Ltd. (e)	1,227	8,983
Hutchison Whampoa Ltd.	864	7,237
Keppel Corp. Ltd.	1,154	8,276
Nidec Corp.	79	6,858
Other Securities		22,326

		60,758

INFORMATION TECHNOLOGY - 10.0%
Canon Inc. (e)	253	11,209
Keyence Corp.	25	6,048
NHN Corp. (c)	44	8,086
SAP AG	175	9,250
Taiwan Semiconductor Manufacturing Co. Ltd.	3,408	8,533
Telefonaktiebolaget LM Ericsson	710	7,266
Other Securities		13,345

		63,737

MATERIALS - 3.6%
BHP Billiton Ltd.	252	8,887
Syngenta AG	30	8,913
Other Securities		4,914

		22,714

TELECOMMUNICATION SERVICES - 4.0%
America Movil SAB de CV - ADR	348	7,872
China Mobile Ltd.	738	7,212
Vodafone Group Plc	2,591	7,199
Other Securities		2,999

		25,282

UTILITIES - 1.6%
Other Securities		10,239

Total Common Stocks (cost $567,457)		578,294

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	42	6,310

Total Preferred Stocks (cost $7,732)		6,310

SHORT TERM INVESTMENTS - 13.4%

Investment Company - 8.6%
JNL Money Market Fund, 0.02% (a) (h)	54,781	54,781

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	30,052	30,052
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	502	489

		30,541

Total Short Term Investments (cost $85,335)		85,322

Total Investments - 105.3% (cost $660,524)		669,926
Other Assets and Liabilities, Net - (5.3%)		(33,465)

Total Net Assets - 100.0%		$636,461

JNL/Invesco Large Cap Growth Fund* (x)

COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 15.9%
Amazon.com Inc. (c)	143	$24,738
Comcast Corp. - Class A	447	10,602
DIRECTV - Class A (c)	678	28,989
Las Vegas Sands Corp. (c)	240	10,276
Macy’s Inc.	536	17,235
Nike Inc. - Class B	99	9,543
Starbucks Corp.	382	17,596
Starwood Hotels & Resorts Worldwide Inc.	150	7,209
Other Securities		25,544

		151,732

CONSUMER STAPLES - 7.6%
Coca-Cola Co.	282	19,765
CVS Caremark Corp.	574	23,415
Procter & Gamble Co.	261	17,442
Other Securities		12,142

		72,764

ENERGY - 11.9%
Anadarko Petroleum Corp.	255	19,465
Cameron International Corp. (c)	194	9,551
Ensco International Plc - ADR	289	13,576
Exxon Mobil Corp.	170	14,419
Halliburton Co.	770	26,589
Occidental Petroleum Corp.	146	13,712
Weatherford International Ltd. (c)	668	9,776
Other Securities		6,353

		113,441

FINANCIALS - 3.7%
BlackRock Inc.	73	13,038
JPMorgan Chase & Co.	673	22,371

		35,409

HEALTH CARE - 8.2%
Allergan Inc.	177	15,487
Allscripts-Misys Healthcare Solutions Inc. (c)	509	9,646
Celgene Corp. (c)	104	7,020

	Shares/Par (p)	Value

Express Scripts Inc. (c)	290	12,942
Gilead Sciences Inc. (c)	206	8,412
UnitedHealth Group Inc.	412	20,887
Other Securities		3,759

		78,153

INDUSTRIALS - 10.8%
ABB Ltd. - ADR	787	14,813
Cummins Inc.	120	10,548
Danaher Corp.	341	16,031
Foster Wheeler AG (c)	526	10,068
JB Hunt Transport Services Inc.	176	7,942
Precision Castparts Corp.	102	16,770
Union Pacific Corp.	128	13,511
Other Securities		13,180

		102,863

INFORMATION TECHNOLOGY - 32.0%
Agilent Technologies Inc. (c)	356	12,428
Apple Inc. (c)	205	83,213
Broadcom Corp. - Class A	393	11,525
Check Point Software Technologies Ltd. (c)	139	7,323
Citrix Systems Inc. (c)	173	10,515
Cognizant Technology Solutions Corp. - Class A (c)	280	18,037
eBay Inc. (c)	265	8,036
EMC Corp. (c)	934	20,119
Google Inc. - Class A (c)	53	34,435
MasterCard Inc.	24	9,021
NetApp Inc. (c)	206	7,479
QUALCOMM Inc.	490	26,812
Rovi Corp. (c)	486	11,934
Visa Inc. - Class A	172	17,429
Other Securities		27,357

		305,663

MATERIALS - 3.1%
Goldcorp Inc.	347	15,365
Monsanto Co.	121	8,504
Other Securities		6,043

		29,912

TELECOMMUNICATION SERVICES - 2.4%
American Tower Corp. - Class A	303	18,187
Other Securities		4,696

		22,883

Total Common Stocks (cost $882,823)		912,820

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 4.4%
JNL Money Market Fund, 0.02% (a) (h)	41,976	41,976

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	2,895	2,895
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	179	174

		3,069

Total Short Term Investments (cost $45,050)		45,045

Total Investments - 100.3% (cost $927,873)		957,865
Other Assets and Liabilities, Net - (0.3%)		(2,884)

Total Net Assets - 100.0%		$954,981

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/Invesco Small Cap Growth Fund* (x)

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 16.9%
Life Time Fitness Inc. (c)	37	$1,728
Penn National Gaming Inc. (c)	47	1,771
Steven Madden Ltd. (c)	47	1,629
Under Armour Inc. - Class A (c) (e)	21	1,517
Vitamin Shoppe Inc. (c)	36	1,446
Other Securities		22,076

		30,167

CONSUMER STAPLES - 4.3%
B&G Foods Inc.	74	1,778
Lancaster Colony Corp. (e)	25	1,750
Nu Skin Enterprises Inc. - Class A	42	2,038
Other Securities		2,085

		7,651

ENERGY - 6.9%
Dresser-Rand Group Inc. (c)	30	1,497
Dril-Quip Inc. (c)	23	1,484
FMC Technologies Inc. (c)	31	1,609
Other Securities		7,835

		12,425

FINANCIALS - 5.7%
Affiliated Managers Group Inc. (c)	17	1,617
Brown & Brown Inc.	64	1,444
Colonial Properties Trust	70	1,456
ProAssurance Corp.	23	1,831
SVB Financial Group (c)	30	1,446
Other Securities		2,381

		10,175

HEALTH CARE - 17.1%
Allscripts-Misys Healthcare Solutions Inc. (c)	76	1,444
BioMarin Pharmaceutical Inc. (c)	56	1,941
Centene Corp. (c)	41	1,628
Incyte Corp. (c) (e)	96	1,435
Salix Pharmaceuticals Ltd. (c)	39	1,857
Zoll Medical Corp. (c)	36	2,257
Other Securities		20,049

		30,611

INDUSTRIALS - 14.5%
Corrections Corp. of America (c)	71	1,440
CoStar Group Inc. (c) (e)	31	2,061
Crane Co.	31	1,450
Hexcel Corp. (c)	66	1,609
HUB Group Inc. - Class A (c)	46	1,492
Lincoln Electric Holdings Inc.	39	1,520
Thomas & Betts Corp. (c)	29	1,573
TransDigm Group Inc. (c)	34	3,277
Wabtec Corp.	31	2,150
Watsco Inc.	22	1,449
Other Securities		7,934

		25,955

INFORMATION TECHNOLOGY - 24.8%
Alliance Data Systems Corp. (c)	16	1,704
Ansys Inc. (c)	26	1,475
Aspen Technology Inc. (c)	93	1,619
CommVault Systems Inc. (c)	42	1,782
Cymer Inc. (c)	29	1,436
Fair Isaac Corp.	43	1,541
Informatica Corp. (c)	47	1,718
Manhattan Associates Inc. (c)	43	1,735

	Shares/Par (p)	Value

Micros Systems Inc. (c)	35	1,609
Power Integrations Inc. (e)	44	1,458
RightNow Technologies Inc. (c)	43	1,826
Semtech Corp. (c)	66	1,650
SolarWinds Inc. (c)	64	1,776
ValueClick Inc. (c)	100	1,632
Other Securities		21,389

		44,350

MATERIALS - 4.7%
Carpenter Technology Corp.	30	1,529
Solutia Inc.	88	1,516
Other Securities		5,274

		8,319

TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	36	1,557

UTILITIES - 1.6%
ITC Holdings Corp.	21	1,597
Other Securities		1,307

		2,904

Total Common Stocks (cost $167,840)		174,114

SHORT TERM INVESTMENTS - 7.0%

Investment Company - 2.6%
JNL Money Market Fund, 0.02% (a) (h)	4,663	4,663

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	7,780	7,780
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	157	153

		7,933

Total Short Term Investments (cost $12,600)		12,596

Total Investments - 104.4% (cost $180,440)		186,710
Other Assets and Liabilities, Net - (4.4%)		(7,924)

Total Net Assets - 100.0%		$178,786

JNL/Ivy Asset Strategy Fund

COMMON STOCKS - 72.0%

CONSUMER DISCRETIONARY - 22.8%
Bayerische Motoren Werke AG	459	$30,775
CBS Corp. - Class B	1,139	30,907
Compagnie Financiere Richemont SA	942	47,626
Hyundai Motor Co.	155	28,673
Las Vegas Sands Corp. (c)	143	6,111
LVMH Moet Hennessy Louis Vuitton SA	41	5,819
Prada SpA (c) (r)	2,558	11,578
Sands China Ltd. (c) (r)	16,912	47,798
Starbucks Corp.	516	23,737
Starwood Hotels & Resorts Worldwide Inc.	734	35,220
Wynn Macau Ltd.	12,673	31,818
Wynn Resorts Ltd. (o)	599	66,167

		366,229

CONSUMER STAPLES - 1.9%
Philip Morris International Inc.	382	29,971

ENERGY - 13.9%
ConocoPhillips (o)	1,025	74,699
Halliburton Co.	876	30,236
National Oilwell Varco Inc.	414	28,155

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Occidental Petroleum Corp.	257	24,100
Schlumberger Ltd.	426	29,131
SeaDrill Ltd.	865	28,914
StatoilHydro ASA	327	8,392

		223,627

FINANCIALS - 7.1%
AIA Group Ltd. (r)	11,868	37,055
Apollo Global Management LLC - Class A	882	10,943
Blackstone Group LP	1,614	22,615
China Pacific Insurance Group Co. Ltd.	5,886	16,749
CITIC Securities Co. Ltd. (c) (q)	8,320	13,691
KKR & Co. LP	989	12,682

		113,735

INDUSTRIALS - 6.3%
A P Moller - Maersk A/S - Class B	2	9,904
Caterpillar Inc.	299	27,107
Cummins Inc.	228	20,024
Hutchison Whampoa Ltd.	3,245	27,179
Volvo AB - Class B	1,466	16,045

		100,259

INFORMATION TECHNOLOGY - 17.6%
Apple Inc. (c) (o)	119	48,053
ASML Holding NV	785	33,003
Baidu.com - ADR (c)	431	50,141
Broadcom Corp.	447	13,136
Cognizant Technology Solutions Corp. - Class A (c)	561	36,078
Google Inc. - Class A (c)	28	18,214
Juniper Networks Inc. (c)	1,113	22,716
NetApp Inc. (c)	361	13,093
Oracle Corp.	718	18,412
Tencent Holdings Ltd.	1,423	28,599

		281,445

MATERIALS - 1.1%
Freeport-McMoRan Copper & Gold Inc.	277	10,183
Rio Tinto Ltd.	130	8,024

		18,207

TELECOMMUNICATION SERVICES - 1.3%
Vivendi SA	949	20,773

Total Common Stocks (cost $1,161,914)		1,154,246

PREFERRED STOCKS - 5.2%

CONSUMER DISCRETIONARY - 5.2%
Porsche Automobil Holding SE	378	20,230
Volkswagen AG	376	56,371
Volkswagen AG, Convertible Preferred (r)	42	6,307

Total Preferred Stocks (cost $80,369)		82,908

PURCHASED OPTIONS - 0.2%
Baidu Inc. Call Option, Strike Price 140, Expiration 3/17/2012	131	36
Baidu Inc. Call Option, Strike Price 145, Expiration 3/17/2012	131	28
Baidu Inc. Call Option, Strike Price 155, Expiration 3/17/2012, JPM	226	23
Blackstone Group LP Call Option, Strike Price 16, Expiration 3/17/2012, DUB	1,007	31
CBS Corp. Call Option, Strike Price 27, Expiration 3/17/2012, UBS	940	183
CBS Corp. Call Option, Strike Price 28, Expiration 3/17/2012, BTI	524	76

	Shares/Par (p)	Value

CBS Corp. Call Option, Strike Price 28, Expiration 3/17/2012, UBS	930	135
EUR versus USD Put Option, Strike Price 1.33, Expiration 2/27/2012, DUB	29,400,000	1,437
EUR versus USD Put Option, Strike Price 1.33, Expiration 3/01/2012, DUB	29,400,000	1,464
Las Vegas Sands Corp. Call Option, Strike Price 46, Expiration 3/17/2012, DUB	628	134
Las Vegas Sands Corp. Call Option, Strike Price 48, Expiration 3/17/2012	103	15
Las Vegas Sands Corp. Call Option, Strike Price 48, Expiration 3/17/2012, MSC	515	74
Volkswagen AG Call Option, Strike Price EUR 130, Expiration 3/16/2012, MSC	245	116
Volkswagen AG Call Option, Strike Price EUR 140, Expiration 2/17/2012, JPM	124	10
Volkswagen AG Call Option, Strike Price EUR 140, Expiration 3/16/2012, GSC	478	111

Total Options (cost $4,777)		3,873

PRECIOUS METALS - 12.4%
Gold Bullion	127,464	199,284

Total Precious Metals (cost $186,633)		199,284

SHORT TERM INVESTMENTS - 10.2%

Investment Company - 10.2%
JNL Money Market Fund, 0.02% (a) (h)	163,456	163,456

Total Short Term Investments (cost $163,456)		163,456

Total Investments - 100.0% (cost $1,597,149)		1,603,767
Other Assets and Liabilities, Net - (0.0%) (o)		616

Total Net Assets - 100.0%		$1,604,383

JNL/JPMorgan International Value Fund* (x)

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 7.2%
Bridgestone Corp.	234	$5,303
Honda Motor Co. Ltd. (e)	249	7,596
InterContinental Hotels Group Plc	319	5,741
Nissan Motor Co. Ltd.	1,190	10,699
PPR SA	37	5,361
Sodexo SA	105	7,512

		42,212

CONSUMER STAPLES - 5.6%
British American Tobacco Plc	222	10,553
Japan Tobacco Inc.	2	9,247
Unilever NV	234	8,052
Other Securities		5,087

		32,939

ENERGY - 12.8%
BP Plc	1,784	12,762
JX Holdings Inc.	1,266	7,650
Repsol YPF SA (e)	343	10,543
Royal Dutch Shell Plc	919	33,832
Other Securities		10,288

		75,075

FINANCIALS - 21.2%
Allianz SE	115	10,970
Australia & New Zealand Banking Group Ltd.	441	9,268
Aviva Plc	1,375	6,422

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Banco Bilbao Vizcaya Argentaria SA (e)	811	7,014
Barclays Plc	1,984	5,424
BNP Paribas	189	7,439
China Construction Bank Corp.	8,969	6,259
HSBC Holdings Plc	1,659	12,651
Nordea Bank AB	1,014	7,850
Sumitomo Mitsui Financial Group Inc.	496	13,816
Swiss Re Ltd. (c)	139	7,081
Other Securities		30,125

		124,319

HEALTH CARE - 9.0%
Bayer AG	214	13,712
GlaxoSmithKline Plc	585	13,377
Roche Holding AG	55	9,249
Sanofi-Aventis SA	158	11,603
Other Securities		4,807

		52,748

INDUSTRIALS - 11.6%
European Aeronautic Defence & Space Co. NV	259	8,109
Hutchison Whampoa Ltd.	985	8,250
Mitsubishi Electric Corp.	568	5,446
Schneider Electric SA	173	9,123
Sumitomo Corp.	833	11,282
Other Securities		25,691

		67,901

INFORMATION TECHNOLOGY - 7.2%
Canon Inc. (e)	173	7,664
Fujitsu Ltd.	1,908	9,916
Samsung Electronics Co. Ltd.	12	10,744
Telefonaktiebolaget LM Ericsson	878	8,977
Other Securities		4,655

		41,956

MATERIALS - 5.1%
BASF SE	105	7,328
Holcim Ltd.	104	5,567
Solvay SA	63	5,169
UPM-Kymmene Oyj	562	6,194
Other Securities		5,871

		30,129

TELECOMMUNICATION SERVICES - 9.9%
KDDI Corp.	1	6,534
Nippon Telegraph & Telephone Corp.	194	9,908
Vodafone Group Plc	7,905	21,963
Other Securities		19,598

		58,003

UTILITIES - 7.7%
Centrica Plc	1,739	7,811
E.ON AG	473	10,210
GDF Suez	345	9,418
International Power Plc	1,202	6,296
Snam Rete Gas SpA	1,876	8,268
Other Securities		3,205

		45,208

Total Common Stocks (cost $622,946)		570,490

PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	38	5,641

Total Preferred Stocks (cost $6,052)		5,641

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 5.6%

Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	7,677	7,677

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	25,062	25,062
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	453	441

		25,503

Total Short Term Investments (cost $33,191)		33,180

Total Investments - 103.9% (cost $662,189)		609,311
Other Assets and Liabilities, Net - (3.9%) (o)		(22,738)

Total Net Assets - 100.0%		$586,573

JNL/JPMorgan Mid Cap Growth Fund* (x)

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 18.5%
BorgWarner Inc. (c)	100	$6,368
Coach Inc.	75	4,553
Harley-Davidson Inc.	181	7,051
International Game Technology	333	5,721
Marriott International Inc.	214	6,245
Sally Beauty Holdings Inc. (c)	250	5,274
Sirius XM Radio Inc. (c) (e)	3,362	6,118
Toll Brothers Inc. (c)	252	5,136
Other Securities		34,854

		81,320

CONSUMER STAPLES - 0.9%
Other Securities		3,885

ENERGY - 8.5%
Cameron International Corp. (c)	183	8,978
Concho Resources Inc. (c)	104	9,703
Core Laboratories NV (e)	49	5,583
Range Resources Corp.	81	5,029
Other Securities		8,040

		37,333

FINANCIALS - 7.4%
Air Lease Corp. (c) (e)	207	4,908
BOK Financial Corp.	85	4,691
Moody’s Corp.	140	4,709
T. Rowe Price Group Inc.	110	6,273
Other Securities		12,211

		32,792

HEALTH CARE - 12.9%
Alexion Pharmaceuticals Inc. (c)	77	5,498
Brookdale Senior Living Inc. (c)	323	5,615
Coventry Health Care Inc. (c)	137	4,167
Humana Inc.	84	7,386
Lincare Holdings Inc.	184	4,728
Perrigo Co.	48	4,709
Thoratec Corp. (c)	134	4,484
Valeant Pharmaceuticals International Inc. (c)	208	9,712
Other Securities		10,360

		56,659

INDUSTRIALS - 19.9%
Armstrong World Industries Inc. (c)	113	4,949

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Carlisle Cos. Inc.	133	5,905
Cummins Inc.	48	4,263
IHS Inc. - Class A (c)	61	5,282
JB Hunt Transport Services Inc.	115	5,201
Pall Corp.	164	9,395
Roper Industries Inc.	57	4,932
Stericycle Inc. (c)	68	5,327
TransDigm Group Inc. (c)	63	6,032
Wabtec Corp.	99	6,932
WW Grainger Inc.	55	10,370
Other Securities		18,682

		87,270

INFORMATION TECHNOLOGY - 26.3%
Agilent Technologies Inc. (c)	147	5,138
Alliance Data Systems Corp. (c)	82	8,463
Avago Technologies Ltd.	164	4,742
Citrix Systems Inc. (c)	85	5,161
F5 Networks Inc. (c)	59	6,261
KLA-Tencor Corp.	106	5,110
Microchip Technology Inc. (e)	146	5,363
Micros Systems Inc. (c)	95	4,439
Nuance Communications Inc. (c)	226	5,691
Polycom Inc. (c)	263	4,285
Red Hat Inc. (c)	127	5,231
TE Connectivity Ltd.	149	4,603
Xilinx Inc.	181	5,809
Other Securities		45,248

		115,544

MATERIALS - 3.7%
FMC Corp.	89	7,649
Sherwin-Williams Co.	65	5,802
Other Securities		2,797

		16,248

Total Common Stocks (cost $435,035)		431,051

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	8,757	8,757

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	35,148	35,148
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	225	219

		35,367

Total Short Term Investments (cost $44,129)		44,124

Total Investments - 108.2% (cost $479,164)		475,175
Other Assets and Liabilities, Net - (8.2%)		(35,980)

Total Net Assets - 100.0%		$439,195

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.0%
ABS SER GS-2458 PJ, 3.00%, 01/01/32 (f)	$25,000	$25,809
ACE Securities Corp. REMIC, 0.42%, 02/25/31 (i)	243	187
AH Mortgage Advance Trust, 2.63%, 05/10/42 (r)	1,337	1,330

	Shares/Par (p)	Value

Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32 (i)	1,959	2,072
CompuCredit Acquired Portfolio Voltage Master Trust, 0.45%, 09/15/18 (i)	241	231
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	97	101
Countrywide Alternative Loan Trust REMIC 0.49%, 07/20/46 (i)	1,111	379
0.48%, 12/20/46 (i)	1,348	616
Countrywide Home Equity Loan Trust, 0.57%, 02/15/34 (i)	526	343
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,067	1,097
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/25/31	4,001	4,038
IndyMac Seconds Asset Backed Trust REMIC, 0.42%, 06/25/36 (i)	928	118
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,699
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 02/25/34 (i)	675	509
Morgan Stanley Capital I REMIC, 4.05%, 07/15/49	1,697	1,797
Morgan Stanley Mortgage Loan Trust REMIC, 2.51%, 10/25/34 (i)	551	490
NCUA Guaranteed Notes REMIC, 1.60%, 10/29/20	2,222	2,250
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,505	4,561
Provident Funding Mortgage Loan Trust REMIC, 2.69%, 10/25/35 (i)	389	339
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	3,879	3,761
SACO I Inc. REMIC, 0.55%, 06/25/36 (i)	325	130
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i)	3,652	3,647
Structured Asset Mortgage Investments Inc. REMIC, 0.50%, 08/25/36 (i)	1,337	653
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,539	3,001
Wells Fargo Mortgage Backed Securities Trust REMIC 5.50%, 04/25/22	3,216	3,314
6.00%, 06/25/37	746	669
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	5,058

Total Non-U.S. Government Agency Asset- Backed Securities (cost $71,763)		69,199

CORPORATE BONDS AND NOTES - 1.1%

CONSUMER STAPLES - 0.1%
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	807

ENERGY - 0.0%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	683

FINANCIALS - 0.7%
Bank of New York Mellon Corp., 3.55%, 09/23/21 (e)	3,850	3,906
PNC Funding Corp., 2.70%, 09/19/16 (e)	1,400	1,425
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,668

		10,999

INDUSTRIALS - 0.1%
Lockheed Martin Corp., 3.35%, 09/15/21	984	979

INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,347

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

UTILITIES - 0.1%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,231

Total Corporate Bonds and Notes (cost $15,641)		16,046

GOVERNMENT AND AGENCY OBLIGATIONS - 86.7%

GOVERNMENT SECURITIES - 33.5%
Federal Farm Credit Bank - 0.7% (w)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	9,240
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,864
5.25%, 12/11/20	4,500	5,632

		17,496

Federal National Mortgage Association - 2.3% (w)
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 - 03/23/28 (j)	42,000	31,855

		31,855

Sovereign - 4.1%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	4,317
Israel Government Aid Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	25,096
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,254
Residual Funding
0.00%, 10/15/19 (e) (j)	3,800	3,275
0.00%, 07/15/20 - 01/15/30 (j)	12,410	8,876
Tennessee Valley Authority, 0.00%, 07/15/37 (j)	6,000	2,318
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	11,457

		57,593

Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,750	17,832
2.00%, 01/15/26 (n)	5,909	7,264
2.38%, 01/15/27 (n)	2,257	2,914

		28,010

U.S. Treasury Securities - 23.1%
U.S. Treasury Bond
0.08%, 08/15/21 (e)	25,000	20,624
5.25%, 11/15/28 - 02/15/29	30,000	41,391
5.38%, 02/15/31	33,000	47,035
U.S. Treasury Note
2.00%, 04/30/16	50,000	52,797
4.63%, 02/15/17	22,000	26,106
4.75%, 08/15/17	17,000	20,469
3.38%, 11/15/19	50,000	56,996
2.63%, 08/15/20	30,000	32,355
2.00%, 11/15/21 (e)	25,000	25,285

		323,058

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 53.2%
Federal Home Loan Mortgage Corp. - 21.6%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	2	2
8.00%, 07/01/20	13	15
6.00%, 11/01/28	204	228
7.00%, 04/01/29 - 08/01/32	222	255
5.00%, 08/01/33 - 12/01/34	3,819	4,189
5.25%, 12/01/35 (i)	3,084	3,274
4.84%, 01/01/37 (i)	209	221
5.50%, 07/01/38	27,442	29,814
4.50%, 10/01/40	3,154	3,344
REMIC, 5.00%, 10/15/17 - 08/15/39	101,871	110,859

	Shares/Par (p)	Value
REMIC, 4.50%, 06/15/18 - 07/15/34	39,190	43,081
REMIC, 5.50%, 01/15/26 - 07/15/40	55,180	61,806
REMIC, 3.50%, 02/15/26 - 06/15/26	35,400	37,180
REMIC, 4.00%, 06/15/36	5,000	5,247
REMIC, 6.00%, 07/15/37	2,000	2,361

		301,876

Federal National Mortgage Association - 23.6%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	2	3
12.00%, 01/01/16 - 01/15/16	14	16
5.00%, 02/01/19 - 11/01/40	55,355	60,531
11.50%, 09/01/19	—	—
10.50%, 08/01/20	3	4
4.00%, 02/01/25 - 09/01/25	19,735	20,819
6.50%, 03/01/26 - 03/01/36	1,735	1,950
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	144	169
6.00%, 02/01/31 - 12/01/36	22,821	25,485
7.50%, 02/01/31	17	21
5.50%, 02/01/35 - 10/01/36	14,535	15,986
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	40,362
REMIC, 4.00%, 01/25/19 - 04/25/30	27,964	29,459
REMIC, 4.50%, 04/25/23 - 02/25/40	54,228	58,905
REMIC, 3.50%, 07/25/33	1,506	1,578
REMIC, 5.50%, 12/25/34 - 11/25/35	30,280	33,604
REMIC, 0.00%, 04/25/36 (j)	5,519	5,177
REMIC, 6.00%, 02/25/37 (i)	9,384	10,478
REMIC, 10.93%, 02/25/40 (i)	820	834
REMIC, 7.50%, 12/25/41	8,867	10,205
REMIC, 5.75%, 06/25/42	2,251	2,474
REMIC, 4.68%, 06/25/43	5,624	6,026
REMIC, 6.00%, 12/25/49	2,410	2,690
REMIC, Interest Only, 6.26%, 10/25/27 (i)	27,394	2,071

		328,871

Government National Mortgage Association - 8.0%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,015	3,433
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	21,619
REMIC, 6.50%, 06/20/28 - 06/16/31	3,816	4,231
REMIC, 5.00%, 09/20/32 - 05/20/40	20,578	23,166
REMIC, 5.50%, 03/20/33 - 02/16/38	24,868	26,979
REMIC, 6.00%, 12/16/33	3,228	3,721
REMIC, 3.00%, 04/20/39	9,451	9,858
REMIC, 4.50%, 06/20/39	10,000	11,221
Government National Mortgage Association, Interest Only REMIC
6.50%, 11/20/34	185	4
6.12%, 05/16/38 (i)	6,772	1,243
5.85%, 07/20/41 (i)	46,286	6,637

		112,112

Total Government and Agency Obligations (cost $1,105,172)		1,210,111

SHORT TERM INVESTMENTS - 11.5%

Investment Company - 8.6%
JNL Money Market Fund, 0.02% (a) (h)	120,241	120,241

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	38,370	38,370

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	1,703	1,659

		40,029

Total Short Term Investments (cost $160,314)		160,270

Total Investments - 104.3% (cost $1,352,890)		1,455,626
Other Assets and Liabilities, Net - (4.3%)		(60,327)

Total Net Assets - 100.0%		$1,395,299

JNL/Lazard Emerging Markets Fund* (x)

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 5.5%
Grupo Televisa SA - GDR	587	$12,361
Hyundai Mobis	42	10,578
Truworths International Ltd.	1,565	14,315
Woongjin Coway Co. Ltd.	415	13,219
Other Securities		13,481

		63,954

CONSUMER STAPLES - 14.1%
Cia de Bebidas das Americas - ADR	361	13,021
KT&G Corp.	383	27,075
Natura Cosmeticos SA	851	16,537
Shoprite Holdings Ltd.	1,323	22,322
Souza Cruz SA	1,342	16,489
Tiger Brands Ltd.	485	15,076
Other Securities		54,118

		164,638

ENERGY - 7.1%
Banpu Public Co. Ltd.	739	12,789
Gazprom OAO - ADR	1,503	16,026
YPF SA - ADR	486	16,842
Other Securities		37,732

		83,389

FINANCIALS - 21.5%
Banco do Brasil SA	3,011	38,255
China Construction Bank Corp.	16,004	11,169
KB Financial Group Inc.	440	13,876
Korea Life Insurance Co. Ltd.	2,633	16,939
Nedbank Group Ltd.	626	11,237
OTP Bank Rt (e)	984	12,999
Punjab National Bank Ltd.	1,140	16,767
Sberbank of Russia - ADR	2,108	20,955
Shinhan Financial Group Co. Ltd.	809	27,973
Standard Bank Group Ltd.	845	10,331
Turkiye Is Bankasi SA	9,386	16,406
Other Securities		54,852

		251,759

INDUSTRIALS - 7.9%
Bharat Heavy Electricals Ltd.	2,756	12,395
Bidvest Group Ltd.	834	16,002
Cia de Concessoes Rodoviarias	1,598	10,466
KOC Holding A/S	3,328	9,981
KOC Holding A/S - ADR	26	382
Orascom Construction Industries	376	12,603
United Tractors Tbk PT	3,884	11,285
Other Securities		19,648

		92,762

INFORMATION TECHNOLOGY - 17.4%
Cielo SA	1,783	46,076

	Shares/Par (p)	Value

Cielo SA - ADR	20	512
HON HAI Precision Industry Co. Ltd.	112	307
HON HAI Precision Industry Co. Ltd. - GDR	1,793	9,860
HTC Corp.	779	12,789
HTC Corp. - GDR	5	321
NHN Corp. (c)	86	15,846
Redecard SA	2,866	44,858
Samsung Electronics Co. Ltd.	31	28,115
Taiwan Semiconductor Manufacturing Co. Ltd.	145	363
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,467	18,936
Other Securities		25,602

		203,585

MATERIALS - 13.2%
Cia Siderurgica Nacional SA - ADR	1,656	13,549
First Quantum Minerals Ltd.	922	18,139
Grupo Mexico SAB de CV	7,365	19,364
Jindal Steel & Power Ltd.	1,257	10,724
Semen Gresik Persero Tbk PT	11,614	14,665
Uralkali - GDR (e)	315	11,357
Uralkali - GDR	7	250
Vale SA - ADR	1,332	28,555
Other Securities		38,024

		154,627

TELECOMMUNICATION SERVICES - 9.5%
America Movil SAB de CV - ADR	721	16,290
Mobile Telesystems - ADR	1,317	19,328
Philippine Long Distance Telephone Co. - ADR	481	27,721
PT Telekomunikasi Indonesia - ADR	796	24,473
Turkcell Iletisim Hizmet A/S	4,253	19,943
Turkcell Iletisim Hizmet A/S - ADR (c)	32	373
Other Securities		2,809

		110,937

UTILITIES - 2.1%
Companhia Energetica de Minas Gerais - ADR (e)	968	17,213
Other Securities		7,778

		24,991

Total Common Stocks (cost $1,265,306)		1,150,642

PREFERRED STOCKS - 0.0%

INDUSTRIALS - 0.0%
Other Securities		497

Total Preferred Stocks (cost $511)		497

SHORT TERM INVESTMENTS - 5.2%

Investment Company - 0.7%
JNL Money Market Fund, 0.02% (a) (h)	8,651	8,651

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	51,812	51,812
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	431	420

		52,232

Total Short Term Investments (cost $60,894)		60,883

Total Investments - 103.5% (cost $1,326,711)		1,212,022
Other Assets and Liabilities, Net - (3.5%)		(40,869)

Total Net Assets - 100.0%		$1,171,153

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/Lazard Mid Cap Equity Fund

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 15.2%
ANN Inc. (c)	103	$2,545
AutoZone Inc. (c)	5	1,527
Big Lots Inc. (c)	99	3,727
Darden Restaurants Inc.	58	2,644
DeVry Inc.	63	2,407
International Game Technology	240	4,123
Interpublic Group of Cos. Inc.	192	1,869
Lear Corp.	92	3,650
Macy’s Inc.	83	2,674
Newell Rubbermaid Inc.	235	3,794
Ross Stores Inc.	104	4,924

		33,884
CONSUMER STAPLES - 8.2%
Campbell Soup Co.	66	2,201
Energizer Holdings Inc. (c)	81	6,237
Molson Coors Brewing Co. - Class B	117	5,094
Ralcorp Holdings Inc. (c)	57	4,899

		18,431
ENERGY - 6.4%
Cameron International Corp. (c)	43	2,115
Consol Energy Inc.	32	1,156
Marathon Petroleum Corp.	62	2,061
Noble Energy Inc.	38	3,539
Rowan Cos. Inc. (c)	107	3,251
Tidewater Inc.	46	2,278

		14,400
FINANCIALS - 15.0%
Ameriprise Financial Inc.	127	6,319
Duke Realty Corp.	240	2,897
Fifth Third Bancorp	255	3,240
Invesco Ltd.	170	3,407
Kilroy Realty Corp.	70	2,669
LaSalle Hotel Properties	117	2,835
Macerich Co.	60	3,041
PartnerRe Ltd.	40	2,543
Signature Bank (c)	50	3,023
Tanger Factory Outlet Centers Inc.	123	3,595

		33,569
HEALTH CARE - 8.2%
AMERIGROUP Corp. (c)	28	1,642
Dentsply International Inc.	63	2,211
Laboratory Corp. of America Holdings (c)	39	3,336
Medicis Pharmaceutical Corp.	93	3,076
Warner Chilcott Plc - Class A (c)	198	2,993
Waters Corp. (c)	29	2,140
Zimmer Holdings Inc.	57	3,018

		18,416
INDUSTRIALS - 11.6%
Corrections Corp. of America (c)	222	4,526
Dover Corp.	98	5,670
Equifax Inc.	119	4,598
Foster Wheeler AG (c)	77	1,472
Rockwell Collins Inc.	81	4,457
Thomas & Betts Corp. (c)	96	5,242

		25,965
INFORMATION TECHNOLOGY - 17.9%
Amdocs Ltd. (c)	148	4,223
Analog Devices Inc.	65	2,329

	Shares/Par (p)	Value

Autodesk Inc. (c)	94	2,863
BMC Software Inc. (c)	75	2,455
Compuware Corp. (c)	211	1,756
Ingram Micro Inc. - Class A (c)	123	2,234
Intuit Inc.	68	3,555
Lexmark International Inc.	134	4,418
Quest Software Inc. (c)	187	3,482
SanDisk Corp. (c)	65	3,213
Symantec Corp. (c)	206	3,230
Teradata Corp. (c)	38	1,819
Xilinx Inc.	136	4,354

		39,931

MATERIALS - 4.5%
Ball Corp.	51	1,814
Cliffs Natural Resources Inc. (e)	40	2,482
Compass Minerals International Inc.	36	2,472
Eastman Chemical Co.	87	3,390

		10,158

UTILITIES - 7.1%
CMS Energy Corp.	303	6,690
Energen Corp.	68	3,390
Wisconsin Energy Corp.	163	5,681

		15,761

Total Common Stocks (cost $207,246)		210,515

PREFERRED STOCKS - 0.8%

INDUSTRIALS - 0.8%
Better Place (f) (q)	406	1,843

Total Preferred Stocks (cost $1,014)		1,843

SHORT TERM INVESTMENTS - 5.6%

Investment Company - 5.4%
JNL Money Market Fund, 0.02% (a) (h)	11,978	11,978

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	241	241
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	231	225

		466

Total Short Term Investments (cost $12,450)		12,444

Total Investments - 100.5% (cost $220,710)		224,802
Other Assets and Liabilities, Net - (0.5%)		(1,145)

Total Net Assets - 100.0%		$223,657

JNL/M&G Global Basics Fund

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 2.4%
Compagnie des Alpes (e)	89	$1,660
Hongkong & Shanghai Hotels	4,418	4,898

		6,558
CONSUMER STAPLES - 15.8%
Agrana Beteiligungs AG	54	5,620
Baron de Ley SA (c)	26	1,437
Colgate-Palmolive Co.	96	8,851
Elizabeth Arden Inc. (c)	109	4,023
Kerry Group Plc	132	4,819
Kirin Holdings Co. Ltd. (e)	447	5,436

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Marico Ltd.	503	1,377
Petra Foods Ltd.	435	620
PZ Cussons Plc	1,223	6,648
Suedzucker AG	51	1,622
Yakult Honsha Co. Ltd. (e)	96	3,018

		43,471

ENERGY - 15.2%
African Petroleum Corp. Ltd. (c)	395	162
Aquila Resources Ltd. (c) (e)	1,152	6,895
BP Plc	158	1,132
Chevron Corp.	75	8,028
Equatorial Resources Ltd. (c)	338	577
Nexus Energy Ltd. (c)	5,614	1,177
Santos Ltd. (e)	652	8,157
Tap Oil Ltd. (c)	259	158
Tullow Oil Plc	719	15,658

		41,944

FINANCIALS - 3.1%
AMMB Holdings Bhd	4,479	8,406

HEALTH CARE - 6.1%
Ansell Ltd. (e)	716	10,655
Genus Plc	95	1,538
GI Dynamics Inc. (c) (q)	384	348
Mesoblast Ltd. (c) (e)	515	3,632
Starpharma Holdings Ltd. (c) (e)	649	756

		16,929

INDUSTRIALS - 15.0%
DP World Ltd.	371	3,631
Fluor Corp.	140	7,030
Fraser and Neave Ltd.	2,969	14,192
G4S Plc	2,794	11,794
Noble Group Ltd. (e)	5,489	4,782

		41,429

MATERIALS - 40.0%
Alacer Gold Corp. (c)	376	3,872
AMCOL International Corp. (e)	94	2,524
Centerra Gold Inc.	426	7,527
Cudeco Ltd. (c) (e)	492	1,862
Discovery Metals Ltd. (c)	379	507
Eldorado Gold Corp.	234	3,226
Eramet (e)	13	1,547
Galaxy Resources Ltd. (c) (e)	786	567
Harry Winston Diamond Corp. (c)	101	1,078
Hochschild Mining Plc (e)	652	3,909
Iluka Resources Ltd.	821	13,008
Imerys SA	143	6,586
Ivanhoe Australia Ltd. (c) (e)	1,038	1,508
K+S AG	204	9,233
Minefinders Corp. (c)	56	591
Monsanto Co.	123	8,612
Newmont Mining Corp.	104	6,229
Novagold Resources Inc. (c)	496	4,204
OZ Minerals Ltd. (e)	847	8,672
Panoramic Resources Ltd.	368	436
Resolute Mining Ltd. (c)	1,047	1,755
Scotts Miracle-Gro Co. - Class A (e)	181	8,441
St. Barbara Ltd. (c) (e)	256	509
Symrise AG	447	11,920
Umicore	33	1,362
Uralkali - GDR	21	741

		110,426

Total Common Stocks (cost $275,972)		269,163

	Shares/Par (p)	Value

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Villeroy & Boch AG	38	289

Total Preferred Stocks (cost $291)		289

SHORT TERM INVESTMENTS - 13.4%

Investment Company - 2.9%
JNL Money Market Fund, 0.02% (a) (h)	7,795	7,795

Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	29,014	29,014

Total Short Term Investments (cost $36,809)		36,809

Total Investments - 111.1% (cost $313,072)		306,261
Other Assets and Liabilities, Net - (11.1%)		(30,531)

Total Net Assets - 100.0%		$275,730

JNL/M&G Global Leaders Fund* (x)

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 13.9%
Amer Sports Oyj	36	$422
CBS Corp.	18	499
Harley-Davidson Inc.	12	455
Lowe’s Cos. Inc.	28	716
MGM Resorts International (c)	36	375
Sega Sammy Holdings Inc.	26	564
Time Warner Cable Inc.	9	559
Other Securities		1,464

		5,054

CONSUMER STAPLES - 12.1%
CVS Caremark Corp.	18	734
Dr. Pepper Snapple Group Inc.	9	355
HJ Heinz Co.	14	735
Kobayashi Pharmaceutical Co. Ltd.	7	389
Lawson Inc.	11	681
Metro AG	9	333
Tesco Plc	109	681
Other Securities		492

		4,400

ENERGY - 10.3%
Anadarko Petroleum Corp.	8	572
China Petroleum & Chemical Corp.	378	398
Hess Corp.	7	392
Marathon Oil Corp.	14	404
Repsol YPF SA (e)	16	487
Santos Ltd. (e)	27	339
Sunoco Inc.	11	435
Talisman Energy Inc.	34	432
Other Securities		303

		3,762

FINANCIALS - 8.7%
Citigroup Inc.	23	615
GAM Holding Ltd.	40	431
Krung Thai Bank PCL	750	354
Krung Thai Bank PCL - NVDR	278	131
Principal Financial Group Inc.	15	361
Wells Fargo & Co.	25	697
Other Securities		603

		3,192

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

HEALTH CARE - 12.0%
CIGNA Corp.	13	542
Eli Lilly & Co.	16	673
Myriad Genetics Inc. (c)	20	417
Novartis AG	10	553
Pfizer Inc.	36	783
Sanofi-Aventis SA	12	900
Other Securities		528

		4,396

INDUSTRIALS - 15.0%
General Electric Co.	47	833
JGC Corp.	22	528
Nidec Corp.	7	643
Northrop Grumman Systems Corp.	9	509
Snap-On Inc.	10	516
Other Securities		2,454

		5,483

INFORMATION TECHNOLOGY - 15.5%
Cisco Systems Inc.	45	817
eBay Inc. (c)	23	701
Hitachi Ltd.	119	625
Intel Corp.	28	689
Nomura Research Institute Ltd.	15	328
QUALCOMM Inc.	16	886
SAP AG	10	515
Yokogawa Electric Corp. (c)	70	630
Other Securities		474

		5,665

MATERIALS - 5.0%
Anglo American Plc	15	564
Newmont Mining Corp.	12	690
Other Securities		555

		1,809

TELECOMMUNICATION SERVICES - 1.5%
Deutsche Telekom AG	33	378
Other Securities		172

		550

UTILITIES - 1.7%
EDP - Energias do Brasil SA	27	610

Total Common Stocks (cost $36,215)		34,921

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	668	668

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	940	940

Total Short Term Investments (cost $1,608)		1,608

Total Investments - 100.1% (cost $37,823)		36,529
Other Assets and Liabilities, Net - (0.1%)		(19)

Total Net Assets - 100.0%		$36,510

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.2%) (a)	2,512	$30,416

	Shares/Par (p)	Value

JNL/Mellon Capital Management International Index Fund (2.1%) (a)	2,324	24,686
JNL/Mellon Capital Management JNL 5 Fund (4.5%) (a)	16,777	138,075
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.2%) (a)	2,162	27,676
JNL/Mellon Capital Management S&P 500 Index Fund (2.5%) (a)	2,720	28,508
JNL/Mellon Capital Management Small Cap Index Fund (3.5%) (a)	2,340	27,045

Total Investment Companies (cost $254,773)		276,406

Total Investments - 100.0% (cost $254,773)		276,406
Other Assets and Liabilities, Net - (0.0%)		(18)

Total Net Assets - 100.0%		$276,388

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (15.8%) (a)	7,690	$93,127
JNL/Mellon Capital Management International Index Fund (6.5%) (a)	7,117	75,579
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (12.8%) (a)	6,620	84,735
JNL/Mellon Capital Management S&P 500 Index Fund (7.7%) (a)	8,328	87,285
JNL/Mellon Capital Management Small Cap Index Fund (10.7%) (a)	7,163	82,801

Total Investment Companies (cost $400,714)		423,527

Total Investments - 100.0% (cost $400,714)		423,527
Other Assets and Liabilities, Net - (0.0%)		(24)

Total Net Assets - 100.0%		$423,503

JNL/Mellon Capital Management European 30 Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 7.4%
M6-Metropole Television SA	33	$489
Next Plc	26	1,094

		1,583

CONSUMER STAPLES - 7.0%
Heineken Holding NV	18	747
Tesco Plc	120	749

		1,496

ENERGY - 15.0%
BP Plc	109	781
ENI SpA	37	757
Royal Dutch Shell Plc - Class B	24	916
Total SA (e)	15	769

		3,223

FINANCIALS - 7.4%
BNP Paribas	13	493
Danske Bank A/S (c)	31	396

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Zurich Financial Services AG	3	697

		1,586

HEALTH CARE - 27.0%
Actelion Ltd. (c)	15	501
AstraZeneca Plc	17	800
GlaxoSmithKline Plc	41	932
Merck KGaA	10	984
Novartis AG	13	768
Roche Holding AG	5	914
Sanofi-Aventis SA	12	906

		5,805

INDUSTRIALS - 9.0%
A P Moller - Maersk A/S	—	581
BAE Systems Plc	155	687
Balfour Beatty Plc	163	672

		1,940

MATERIALS - 6.1%
Rio Tinto Plc	11	553
Svenska Cellulosa AB (e)	50	747

		1,300

TELECOMMUNICATION SERVICES - 12.1%
France Telecom SA	38	601
Koninklijke KPN NV	55	654
Mobistar SA	12	645
Swisscom AG	2	688

		2,588

UTILITIES - 8.3%
Enel SpA	160	650
RWE AG	12	421
Snam Rete Gas SpA	160	707

		1,778

Total Common Stocks (cost $25,114)		21,299

INVESTMENT COMPANIES - 0.4%
Vanguard European ETF	2	93

Total Investment Companies (cost $93)		93

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.4%
JNL Money Market Fund, 0.02% (a) (h)	85	85

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	447	447

Total Short Term Investments (cost $532)		532

Total Investments - 102.2% (cost $25,739)		21,924
Other Assets and Liabilities, Net - (2.2%)		(470)

Total Net Assets - 100.0%		$21,454

JNL/Mellon Capital Management Pacific Rim 30 Fund

COMMON STOCKS - 96.1%

CONSUMER STAPLES - 14.5%
FamilyMart Co. Ltd.	77	$3,115
Metcash Ltd. (e)	690	2,852
Nissin Foods Holdings Co. Ltd.	81	3,177

	Shares/Par (p)	Value

Woolworths Ltd.	105	2,701

		11,845

FINANCIALS - 22.5%
Australia & New Zealand Banking Group Ltd.	122	2,552
Bank of Yokohama Ltd.	560	2,648
Commonwealth Bank of Australia (e)	56	2,813
Goodman Group	4,365	2,545
National Australia Bank Ltd.	120	2,860
United Overseas Bank Ltd.	205	2,414
Westpac Banking Corp.	128	2,613

		18,445

HEALTH CARE - 13.0%
Alfresa Holdings Corp.	65	2,758
Chugai Pharmaceutical Co. Ltd. (e)	158	2,610
Daiichi Sankyo Co. Ltd.	133	2,631
Tsumura & Co. (e)	90	2,645

		10,644

INDUSTRIALS - 8.3%
Cathay Pacific Airways Ltd. (e)	1,054	1,808
Mitsui & Co. Ltd.	176	2,735
SembCorp Industries Ltd.	725	2,264

		6,807

MATERIALS - 3.8%
Amcor Ltd.	420	3,100

TELECOMMUNICATION SERVICES - 16.4%
Chorus Ltd. (c) (e)	343	833
Nippon Telegraph & Telephone Corp.	64	3,282
NTT DoCoMo Inc.	2	3,057
Telecom Corp. of New Zealand Ltd.	1,716	2,765
Telstra Corp. Ltd.	1,017	3,464

		13,401

UTILITIES - 17.6%
Chubu Electric Power Co. Inc.	118	2,207
Hongkong Electric Holdings Ltd.	462	3,414
Kansai Electric Power Co. Inc.	118	1,806
Toho Gas Co. Ltd.	581	3,698
Tokyo Electric Power Co. Inc. (c) (e)	118	280
Tokyo Gas Co. Ltd.	655	3,012

		14,417

Total Common Stocks (cost $80,727)		78,659

INVESTMENT COMPANIES - 3.6%
Vanguard Pacific Vipers	62	2,953

Total Investment Companies (cost $3,002)		2,953

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 0.0%
JNL Money Market Fund, 0.02% (a) (h)	31	31

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,501	6,501

Total Short Term Investments (cost $6,532)		6,532

Total Investments - 107.7% (cost $90,261)		88,144
Other Assets and Liabilities, Net - (7.7%)		(6,272)

Total Net Assets - 100.0%		$81,872

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/Mellon Capital Management S&P 500 Index Fund* (x)

COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 10.4%
Amazon.com Inc. (c)	35	$6,025
Comcast Corp. - Class A	262	6,214
Home Depot Inc.	149	6,269
McDonald’s Corp.	98	9,862
Time Warner Cable Inc.	31	1,978
Time Warner Inc.	96	3,477
Walt Disney Co.	172	6,468
Other Securities		77,183

		117,476

CONSUMER STAPLES - 11.1%
Altria Group Inc.	197	5,855
Coca-Cola Co.	218	15,222
Coca-Cola Enterprises Inc.	31	793
CVS Caremark Corp.	125	5,096
Kraft Foods Inc. - Class A	168	6,290
PepsiCo Inc.	151	10,003
Philip Morris International Inc.	166	13,058
Procter & Gamble Co.	263	17,559
Wal-Mart Stores Inc.	167	10,007
Other Securities		41,883

		125,766

ENERGY - 11.8%
Chevron Corp.	191	20,290
ConocoPhillips	127	9,289
Exxon Mobil Corp.	459	38,927
Occidental Petroleum Corp.	77	7,257
Schlumberger Ltd.	129	8,781
Other Securities		49,150

		133,694

FINANCIALS - 12.8%
Bank of America Corp.	966	5,372
Bank of New York Mellon Corp. (a)	118	2,346
Berkshire Hathaway Inc. - Class B (c)	168	12,835
Citigroup Inc.	280	7,359
JPMorgan Chase & Co.	365	12,120
U.S. Bancorp	183	4,956
Wells Fargo & Co.	505	13,908
Other Securities		86,524

		145,420

HEALTH CARE - 11.3%
Abbott Laboratories	149	8,381
Bristol-Myers Squibb Co.	163	5,732
Johnson & Johnson	261	17,141
Merck & Co. Inc.	293	11,063
Pfizer Inc.	737	15,940
UnitedHealth Group Inc.	103	5,202
Other Securities		64,650

		128,109

INDUSTRIALS - 10.2%
3M Co.	68	5,529
Boeing Co.	71	5,216
Caterpillar Inc.	62	5,580
General Electric Co.	1,009	18,077
Union Pacific Corp.	47	4,931
United Parcel Service Inc. - Class B	92	6,770
United Technologies Corp.	87	6,330
Other Securities		63,108

		115,541

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 18.4%
Apple Inc. (c)	89	36,006
Cisco Systems Inc.	516	9,322
Google Inc. - Class A (c)	24	15,608
Hewlett-Packard Co.	191	4,919
Intel Corp.	489	11,852
International Business Machines Corp.	113	20,764
Microsoft Corp.	716	18,589
Oracle Corp.	376	9,652
QUALCOMM Inc.	161	8,797
Visa Inc. - Class A	49	4,954
Other Securities		67,869

		208,332

MATERIALS - 3.4%
Other Securities		38,989

TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	567	17,146
Verizon Communications Inc.	271	10,868
Other Securities		6,510

		34,524

UTILITIES - 3.7%
Pepco Holdings Inc.	20	413
Other Securities		41,475

		41,888

Total Common Stocks (cost $960,220)		1,089,739

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 3.4%
JNL Money Market Fund, 0.02% (a) (h)	39,093	39,093

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	4,899	4,899
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	613	597

		5,496
Treasury Securities - 0.3%
Other Securities		2,885

Total Short Term Investments (cost $47,490)		47,474

Total Investments - 100.4% (cost $1,007,710)		1,137,213
Other Assets and Liabilities, Net - (0.4%)		(4,171)

Total Net Assets - 100.0%		$1,133,042

JNL/Mellon Capital Management S&P 400 MidCap Index Fund* (x)

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 12.6%
Advance Auto Parts Inc.	45	$3,114
LKQ Corp. (c)	90	2,702
Panera Bread Co. - Class A (c)	19	2,641
PetSmart Inc.	69	3,519
PVH Corp.	41	2,921
Tractor Supply Co.	44	3,067
Other Securities		66,181

		84,145

CONSUMER STAPLES - 4.1%
Church & Dwight Co. Inc.	88	4,024
Energizer Holdings Inc. (c)	42	3,267

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Green Mountain Coffee Roasters Inc. (c) (e)	80	3,578
Hansen Natural Corp. (c)	47	4,349
Ralcorp Holdings Inc. (c)	34	2,891
Other Securities		9,393

		27,502

ENERGY - 6.4%
Cimarex Energy Co.	52	3,246
HollyFrontier Corp.	129	3,013
Oceaneering International Inc.	67	3,070
Plains Exploration & Production Co. (c)	86	3,175
SM Energy Co.	39	2,857
Southern Union Co.	76	3,220
Other Securities		23,921

		42,502

FINANCIALS - 19.9%
Affiliated Managers Group Inc. (c)	33	3,137
Camden Property Trust	44	2,719
Essex Property Trust Inc.	21	2,941
Everest Re Group Ltd.	33	2,800
Federal Realty Investment Trust	39	3,539
Macerich Co.	81	4,089
New York Community Bancorp Inc.	268	3,317
Rayonier Inc.	75	3,334
Realty Income Corp.	82	2,855
SL Green Realty Corp.	53	3,527
UDR Inc.	134	3,371
Other Securities		96,985

		132,614

HEALTH CARE - 9.8%
Henry Schein Inc. (c)	57	3,649
Hologic Inc. (c)	161	2,816
Idexx Laboratories Inc. (c)	35	2,670
Mettler Toledo International Inc. (c)	19	2,873
Vertex Pharmaceuticals Inc. (c)	127	4,234
Other Securities		48,706

		64,948

INDUSTRIALS - 16.1%
AMETEK Inc.	99	4,164
Donaldson Co. Inc.	46	3,145
Kansas City Southern (c)	67	4,573
Other Securities		95,219

		107,101

INFORMATION TECHNOLOGY - 15.0%
Alliance Data Systems Corp. (c)	31	3,206
Ansys Inc. (c)	57	3,238
Arrow Electronics Inc. (c)	70	2,627
Avnet Inc. (c)	94	2,914
Equinix Inc. (c)	29	2,925
Lam Research Corp. (c)	75	2,789
Rackspace Hosting Inc. (c)	63	2,719
Trimble Navigation Ltd. (c)	75	3,267
Other Securities		75,841

		99,526

MATERIALS - 6.6%
Albemarle Corp.	56	2,898
Ashland Inc.	48	2,737
Other Securities		37,998

		43,633

TELECOMMUNICATION SERVICES - 0.5%
Other Securities		3,233

UTILITIES - 6.0%
Alliant Energy Corp.	68	3,002

	Shares/Par (p)	Value

National Fuel Gas Co.	51	2,820
NSTAR	64	2,983
OGE Energy Corp.	60	3,406
Other Securities		27,621

		39,832

Total Common Stocks (cost $622,688)		645,036

SHORT TERM INVESTMENTS - 6.5%

Investment Company - 2.8%
JNL Money Market Fund, 0.02% (a) (h)	18,417	18,417

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	22,273	22,273
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	924	900

		23,173

Treasury Securities - 0.2%
Other Securities		1,520

Total Short Term Investments (cost $43,134)		43,110

Total Investments - 103.5% (cost $665,822)		688,146
Other Assets and Liabilities, Net - (3.5%)		(23,442)

Total Net Assets - 100.0%		$664,704

JNL/Mellon Capital Management Small Cap Index Fund* (x)

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 12.9%
Rent-A-Center Inc.	40	$1,496
Other Securities		98,076

		99,572

CONSUMER STAPLES - 3.6%
Nu Skin Enterprises Inc. - Class A	38	1,840
TreeHouse Foods Inc. (c)	25	1,607
Other Securities		24,334

		27,781

ENERGY - 6.6%
Berry Petroleum Co. - Class A	36	1,501
Complete Production Services Inc. (c)	55	1,832
Dril-Quip Inc. (c)	24	1,566
Energy XXI Bermuda Ltd. (c)	52	1,662
Kodiak Oil & Gas Corp. (c) (e)	174	1,655
Rosetta Resources Inc. (c)	37	1,595
World Fuel Services Corp.	49	2,055
Other Securities		39,172

		51,038

FINANCIALS - 21.9%
American Campus Communities Inc.	47	1,971
BioMed Realty Trust Inc.	104	1,888
CBL & Associates Properties Inc.	103	1,612
Delphi Financial Group Inc. - Class A	34	1,488
Extra Space Storage Inc.	65	1,575
Hancock Holding Co.	53	1,689
Home Properties Inc.	33	1,912
Kilroy Realty Corp.	40	1,541
MFA Financial Inc.	246	1,655
Mid-America Apartment Communities Inc.	25	1,589
National Retail Properties Inc.	71	1,880

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Post Properties Inc.	35	1,509
ProAssurance Corp.	21	1,689
Signature Bank (c)	32	1,912
Tanger Factory Outlet Centers Inc.	59	1,743
Other Securities		143,627

		169,280

HEALTH CARE - 12.5%
Cubist Pharmaceuticals Inc. (c)	41	1,644
HealthSpring Inc. (c)	47	2,552
HMS Holdings Corp. (c)	59	1,878
Onyx Pharmaceuticals Inc. (c)	44	1,926
Questcor Pharmaceuticals Inc. (c)	37	1,529
Salix Pharmaceuticals Ltd. (c)	40	1,936
WellCare Health Plans Inc. (c)	29	1,547
Other Securities		83,251

		96,263

INDUSTRIALS - 15.5%
Acuity Brands Inc.	30	1,590
Alaska Air Group Inc. (c)	25	1,862
CLARCOR Inc.	35	1,744
Clean Harbors Inc. (c)	32	2,065
Genesee & Wyoming Inc. - Class A (c)	27	1,661
HEICO Corp. (e)	29	1,688
Hexcel Corp. (c)	68	1,641
Triumph Group Inc.	26	1,523
Woodward Governor Co.	43	1,743
Other Securities		104,243

		119,760

INFORMATION TECHNOLOGY - 16.6%
Concur Technologies Inc. (c)	31	1,571
Jack Henry & Associates Inc.	60	2,006
NetLogic Microsystems Inc. (c)	47	2,339
Parametric Technology Corp. (c)	82	1,505
SuccessFactors Inc. (c)	58	2,303
Other Securities		118,407

		128,131

MATERIALS - 4.4%
Coeur d’Alene Mines Corp. (c)	62	1,496
Other Securities		32,289

		33,785

TELECOMMUNICATION SERVICES - 0.8%
Other Securities		6,327

UTILITIES - 3.6%
Cleco Corp.	42	1,608
Piedmont Natural Gas Co. Inc. (e)	50	1,688
WGL Holdings Inc.	35	1,568
Other Securities		22,562

		27,426

Total Common Stocks (cost $715,456)		759,363

WARRANTS - 0.0%
Other Securities		6

Total Warrants (cost $0)		6

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 10.7%

Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	10,487	10,487

	Shares/Par (p)	Value

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	69,685	69,685
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	1,278	1,245

		70,930

Treasury Securities - 0.2%
Other Securities		1,290

Total Short Term Investments (cost $82,740)		82,707

Total Investments - 109.1% (cost $798,196)		842,076
Other Assets and Liabilities, Net - (9.1%)		(70,154)

Total Net Assets - 100.0%		$771,922

JNL/Mellon Capital Management International Index Fund* (x)

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 9.4%
Daimler AG	110	$4,809
Honda Motor Co. Ltd. (e)	197	6,010
LVMH Moet Hennessy Louis Vuitton SA	31	4,352
Toyota Motor Corp.	333	11,093
Other Securities		83,702

		109,966

CONSUMER STAPLES - 11.2%
Anheuser-Busch InBev NV	97	5,941
Anheuser-Busch InBev NV (c) (f)	13	—
British American Tobacco Plc	239	11,319
Danone SA	71	4,441
Diageo Plc	303	6,608
Imperial Tobacco Group Plc	123	4,636
Nestle SA	398	22,872
Tesco Plc	969	6,069
Unilever NV	197	6,768
Unilever Plc	155	5,213
Other Securities		56,373

		130,240

ENERGY - 9.0%
BG Group Plc	409	8,748
BP Plc	2,284	16,338
ENI SpA	290	6,017
Royal Dutch Shell Plc	436	16,072
Royal Dutch Shell Plc - Class B	324	12,343
Total SA	256	13,091
Other Securities		31,976

		104,585

FINANCIALS - 21.0%
Allianz SE	55	5,255
Australia & New Zealand Banking Group Ltd.	318	6,669
Banco Bilbao Vizcaya Argentaria SA	554	4,793
Banco Santander SA	1,019	7,744
BNP Paribas	117	4,591
Commonwealth Bank of Australia (e)	188	9,472
HSBC Holdings Plc	2,152	16,412
Mitsubishi UFJ Financial Group Inc.	1,539	6,538
National Australia Bank Ltd.	266	6,354
Prudential plc (a)	309	3,063
Standard Chartered Plc	287	6,290
Sumitomo Mitsui Financial Group Inc.	163	4,527
UBS AG (c)	440	5,237

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Westpac Banking Corp. (e)	366	7,485
Other Securities		149,640

		244,070

HEALTH CARE - 9.8%
AstraZeneca Plc	162	7,499
Bayer AG	100	6,388
GlaxoSmithKline Plc	612	13,988
Novartis AG	281	16,092
Novo-Nordisk A/S	51	5,907
Roche Holding AG	85	14,364
Sanofi-Aventis SA	138	10,160
Teva Pharmaceutical Industries Ltd.	114	4,592
Other Securities		34,891

		113,881

INDUSTRIALS - 12.2%
ABB Ltd.	265	4,990
Siemens AG	99	9,503
Other Securities		127,629

		142,122

INFORMATION TECHNOLOGY - 4.6%
Canon Inc. (e)	137	6,070
SAP AG	111	5,877
Other Securities		41,020

		52,967

MATERIALS - 9.9%
Anglo American Plc	160	5,907
BASF SE	111	7,736
BHP Billiton Ltd.	387	13,637
BHP Billiton Plc	255	7,437
Rio Tinto Ltd. (e)	53	3,255
Rio Tinto Plc	169	8,196
Other Securities		69,219

		115,387

TELECOMMUNICATION SERVICES - 5.9%
Telefonica SA	496	8,589
Vodafone Group Plc	6,130	17,031
Other Securities		43,140

		68,760

UTILITIES - 4.4%
E.ON AG	218	4,697
Other Securities		47,080

		51,777

Total Common Stocks (cost $1,282,824)		1,133,755

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		3,915

CONSUMER STAPLES - 0.1%
Other Securities		1,564

FINANCIALS - 0.0%
Other Securities		128

INDUSTRIALS - 0.1%
Other Securities		650

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		652

UTILITIES - 0.0%
Other Securities		130

Total Preferred Stocks (cost $7,146)		7,039

	Shares/Par (p)	Value

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.6%

Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	15,019	15,019

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	71,145	71,145
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	675	657

		71,802

Treasury Securities - 0.1%
Other Securities		1,505

Total Short Term Investments (cost $88,343)		88,326

Total Investments - 105.6% (cost $1,378,313)		1,229,120
Other Assets and Liabilities, Net - (5.6%)		(64,890)

Total Net Assets - 100.0%		$1,164,230

JNL/Mellon Capital Management Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Ally Auto Receivables Trust
0.91%, 11/17/14	$500	$500
1.11%, 01/15/15	500	502
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	1,500	1,679
5.77%, 05/10/45 (i)	550	575
4.89%, 07/10/45	370	376
5.45%, 01/15/49	200	210
5.45%, 01/15/49	1,500	1,630
5.48%, 01/15/49 (i)	350	327
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,051
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.71%, 06/11/40 (e) (i)	300	328
5.12%, 02/11/41 (i)	1,150	1,246
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	852
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,042
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	139	143
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	274
5.65%, 10/15/48	500	469
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	750	696
Continental Airlines Inc. Pass Through Trust - Class A, 4.75%, 01/12/21	300	304
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.14%, 08/15/36 (i)	1,500	1,562
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	253

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	374
5.01%, 02/15/38 (i)	800	861
CW Capital Cobalt Ltd. REMIC, 5.22%, 08/15/48	500	532
Delta Air Lines Class A Pass Through Trust - Class A, 6.82%, 08/10/22 (i)	378	395
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	203
Greenwich Capital Commercial Funding Corp. REMIC
5.22%, 04/10/37 (i)	1,000	1,071
4.57%, 08/10/42	500	502
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,087
5.56%, 11/10/39	400	439
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.58%, 06/12/41 (i)	850	944
5.54%, 10/12/41	1,250	1,403
4.88%, 01/15/42	750	802
4.74%, 07/15/42	500	539
4.78%, 07/15/42	500	518
4.94%, 08/15/42 (i)	278	304
5.42%, 01/15/49 (e)	250	270
5.74%, 02/12/49 (i)	200	216
5.74%, 02/12/49 (i)	1,000	949
5.79%, 02/12/51 (i)	521	574
LB-UBS Commercial Mortgage Trust REMIC
4.17%, 05/15/32	165	170
5.42%, 02/15/40	330	360
5.87%, 09/15/45 (i)	2,000	2,194
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	278
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	220
5.17%, 12/12/49	200	215
5.74%, 06/12/50 (i)	532	548
Morgan Stanley Capital I REMIC
4.80%, 01/13/41	250	262
5.33%, 11/12/41	250	273
5.73%, 10/15/42 (i)	270	298
5.60%, 04/12/49 (i)	362	369
5.60%, 04/12/49 (i)	400	420
Wachovia Bank Commercial Mortgage Trust REMIC
4.96%, 11/15/35	300	316
5.22%, 01/15/41 (i)	100	107
5.32%, 07/15/41 (i)	250	269
4.89%, 10/15/41	200	199
4.90%, 10/15/41 (i)	500	519
5.12%, 07/15/42 (i)	410	449
5.42%, 01/15/45 (i)	350	381
6.00%, 06/15/45 (i)	500	403
5.57%, 10/15/48	250	271
5.31%, 11/15/48	1,082	1,133

Total Non-U.S. Government Agency Asset- Backed Securities (cost $33,503)		35,656

CORPORATE BONDS AND NOTES - 21.7%

CONSUMER DISCRETIONARY - 1.7%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	552
AutoZone Inc., 5.50%, 11/15/15 (e)	400	447
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	747

	Shares/Par (p)	Value

CBS Corp., 5.63%, 09/15/19	500	561
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	388
9.46%, 11/15/22	500	712
Comcast Corp.
5.30%, 01/15/14	500	539
6.50%, 01/15/15	50	57
5.90%, 03/15/16	500	572
6.50%, 11/15/35	100	121
6.95%, 08/15/37	500	636
6.40%, 03/01/40 (e)	400	497
COX Communications Inc., 5.45%, 12/15/14 (e)	150	166
Daimler Finance North America LLC, 6.50%, 11/15/13	100	109
Diageo Capital Plc, 4.83%, 07/15/20	395	447
DIRECTV Holdings LLC
3.55%, 03/15/15 (e)	200	208
3.50%, 03/01/16	400	412
4.60%, 02/15/21	200	208
6.35%, 03/15/40	600	683
6.00%, 08/15/40	200	218
Discovery Communications LLC
3.70%, 06/01/15	100	105
5.63%, 08/15/19	100	114
5.05%, 06/01/20 (e)	200	219
6.35%, 06/01/40	100	120
Fortune Brands Inc., 5.38%, 01/15/16	45	49
Gap Inc., 5.95%, 04/12/21	400	382
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	114
Hasbro Inc., 6.35%, 03/15/40 (e)	300	324
Home Depot Inc.
5.25%, 12/16/13	250	271
5.40%, 03/01/16	500	577
5.88%, 12/16/36	250	314
Johnson Controls Inc., 5.50%, 01/15/16	250	280
Kohl’s Corp., 4.00%, 11/01/21	500	512
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	112
3.80%, 11/15/21	500	525
5.50%, 10/15/35 (e)	150	167
5.80%, 04/15/40	100	118
Macy’s Retail Holdings Inc.
5.75%, 07/15/14 (e)	500	532
6.65%, 07/15/24 (e)	200	223
6.90%, 04/01/29	250	275
McDonald’s Corp.
5.35%, 03/01/18	300	358
6.30%, 03/01/38	500	699
NBCUniversal Media LLC
2.10%, 04/01/14	500	508
5.15%, 04/30/20	200	223
6.40%, 04/30/40	200	246
News America Inc.
5.30%, 12/15/14	175	191
5.65%, 08/15/20	300	335
4.50%, 02/15/21	400	419
6.20%, 12/15/34	50	54
6.40%, 12/15/35	100	110
6.65%, 11/15/37	300	340
6.15%, 02/15/41	300	346
Nordstrom Inc., 4.00%, 10/15/21	225	235
Omnicom Group Inc., 5.90%, 04/15/16	250	278
Target Corp.
5.88%, 07/15/16	250	296
7.00%, 07/15/31	500	674
6.50%, 10/15/37	300	399
Thomson Reuters Corp., 6.50%, 07/15/18	500	599

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Time Warner Cable Inc.
6.20%, 07/01/13	300	322
5.85%, 05/01/17	150	171
8.75%, 02/14/19	169	216
6.55%, 05/01/37	250	284
7.30%, 07/01/38	300	365
6.75%, 06/15/39	300	355
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	781
Time Warner Inc.
3.15%, 07/15/15	200	208
5.88%, 11/15/16	350	404
4.70%, 01/15/21	200	215
4.00%, 01/15/22	500	516
7.63%, 04/15/31	250	323
6.10%, 07/15/40	200	234
Viacom Inc.
2.50%, 12/15/16	500	500
7.88%, 07/30/30	125	159
Wal-Mart Stores Inc., 5.63%, 04/15/41	300	388
Walt Disney Co.
4.50%, 12/15/13	500	538
2.75%, 08/16/21 (e)	300	306
7.00%, 03/01/32	50	70
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	399
Yale University, 2.90%, 10/15/14	300	318
Yum! Brands Inc., 6.88%, 11/15/37	200	255

		27,250

CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	564
9.70%, 11/10/18 (l)	500	673
9.25%, 08/06/19 (l)	100	134
9.95%, 11/10/38 (l)	100	152
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	215
5.05%, 10/15/16	100	114
6.45%, 09/01/37	300	402
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	400	502
5.38%, 01/15/20	400	469
8.20%, 01/15/39	400	631
Archer-Daniels-Midland Co.
5.45%, 03/15/18 (e)	350	415
5.38%, 09/15/35	200	235
Bottling Group LLC, 6.95%, 03/15/14	200	225
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	79
4.10%, 03/15/16	500	518
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	335
Coca-Cola Co.
0.75%, 11/15/13	600	601
3.15%, 11/15/20	300	315
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	353
CVS Caremark Corp.
6.13%, 08/15/16	250	291
5.75%, 06/01/17	500	583
4.13%, 05/15/21	400	431
Diageo Investment Corp., 8.00%, 09/15/22	100	133
Diageo Plc, 5.50%, 04/01/13	500	529
General Mills Inc.
5.20%, 03/17/15	500	557
5.70%, 02/15/17	300	351
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	128
Kellogg Co.
5.13%, 12/03/12	200	208
4.45%, 05/30/16	350	388

	Shares/Par (p)	Value
4.00%, 12/15/20	200	212
Kimberly-Clark Corp., 7.50%, 11/01/18	500	661
Kraft Foods Inc.
5.25%, 10/01/13	400	427
4.13%, 02/09/16	100	109
6.13%, 02/01/18	300	352
5.38%, 02/10/20	600	692
6.88%, 02/01/38	500	662
6.88%, 01/26/39	100	133
Kroger Co.
5.50%, 02/01/13	100	104
6.40%, 08/15/17	200	238
6.15%, 01/15/20	200	243
7.50%, 04/01/31	150	196
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	596
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	103
PepsiCo Inc.
4.65%, 02/15/13	800	837
7.90%, 11/01/18 (e)	555	749
3.13%, 11/01/20	300	312
Philip Morris International Inc.
4.88%, 05/16/13	500	528
6.88%, 03/17/14	500	562
5.65%, 05/16/18	250	296
2.90%, 11/15/21 (e)	300	306
4.38%, 11/15/41	300	312
Procter & Gamble Co.
4.95%, 08/15/14	150	166
5.55%, 03/05/37	100	133
Proctor & Gamble Co., 4.70%, 02/15/19 (e)	500	590
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	298
Safeway Inc., 6.35%, 08/15/17 (e)	500	567
Unilever Capital Corp.
2.75%, 02/10/16 (e)	400	423
5.90%, 11/15/32	300	394
Wal-Mart Stores Inc.
4.55%, 05/01/13 (e)	100	105
1.63%, 04/15/14 (e)	400	409
2.25%, 07/08/15 (e)	300	313
2.80%, 04/15/16 (e)	400	427
4.13%, 02/01/19	300	336
4.25%, 04/15/21 (e)	400	462
7.55%, 02/15/30	300	438
6.20%, 04/15/38	300	403
4.88%, 07/08/40 (e)	300	346
Walgreen Co., 4.88%, 08/01/13	200	213

		25,184

ENERGY - 2.0%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	500
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	113
8.70%, 03/15/19	250	319
6.45%, 09/15/36	150	171
Apache Corp.
5.25%, 04/15/13	250	265
3.63%, 02/01/21 (e)	400	430
BP Capital Markets Plc
5.25%, 11/07/13	400	429
3.13%, 10/01/15	500	524
4.50%, 10/01/20	500	551
Burlington Resources Finance Co., 7.20%, 08/15/31	100	137
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	417
5.85%, 02/01/35	150	179
6.25%, 03/15/38 (e)	300	380

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37 (e)	200	248
Conoco Funding Co., 7.25%, 10/15/31	75	104
ConocoPhillips
6.65%, 07/15/18	75	94
5.75%, 02/01/19	300	361
6.00%, 01/15/20 (e)	300	370
6.50%, 02/01/39	500	692
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	273
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	512
7.95%, 04/15/32	100	143
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	141
Enbridge Energy Partners LP
9.88%, 03/01/19	500	663
7.50%, 04/15/38	200	265
Encana Corp.
3.90%, 11/15/21	400	402
6.50%, 08/15/34	100	117
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	270
9.70%, 03/15/19	500	613
7.50%, 07/01/38	200	228
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	105
5.25%, 01/31/20	300	331
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	117
5.95%, 02/01/41	300	336
EOG Resources Inc.
2.50%, 02/01/16	200	206
4.40%, 06/01/20	200	222
Halliburton Co., 7.45%, 09/15/39	250	361
Hess Corp.
7.30%, 08/15/31	35	45
5.60%, 02/15/41 (e)	400	447
Husky Energy Inc., 7.25%, 12/15/19	500	612
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	79
6.00%, 02/01/17	150	170
9.00%, 02/01/19	500	631
6.50%, 09/01/39	200	222
Magellan Midstream Partners LP, 4.25%, 02/01/21 (e)	300	314
Marathon Oil Corp., 5.90%, 03/15/18	228	267
Marathon Petroleum Corp., 6.50%, 03/01/41	300	340
Nabors Industries Inc., 6.15%, 02/15/18	300	335
Nexen Inc.
5.88%, 03/10/35	50	51
6.40%, 05/15/37	100	106
Noble Energy Inc., 8.25%, 03/01/19 (e)	300	390
Noble Holding International Ltd.
3.45%, 08/01/15	200	208
6.20%, 08/01/40	200	225
Occidental Petroleum Corp.
2.50%, 02/01/16 (e)	400	418
4.10%, 02/01/21	250	280
ONEOK Partners LP, 6.65%, 10/01/36	150	177
PC Financial Partnership, 5.00%, 11/15/14	500	540
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	550
6.63%, 06/15/35 (e)	150	170
Petro-Canada, 7.00%, 11/15/28	75	94
Petrobras International Finance Co.
3.88%, 01/27/16	500	515
6.13%, 10/06/16 (e)	100	111

	Shares/Par (p)	Value

5.88%, 03/01/18 (e)	150	164
7.88%, 03/15/19	500	597
6.88%, 01/20/40	400	463
Petroleos Mexicanos, 6.00%, 03/05/20	500	555
Plains All American Pipeline LP
3.95%, 09/15/15	300	318
6.50%, 05/01/18	100	116
6.70%, 05/15/36	100	119
Pride International Inc., 6.88%, 08/15/20	400	469
Rowan Cos. Inc., 7.88%, 08/01/19 (e)	300	352
Shell International Finance BV
4.00%, 03/21/14	500	537
5.20%, 03/22/17	250	292
4.38%, 03/25/20 (e)	300	350
6.38%, 12/15/38	200	275
5.50%, 03/25/40	300	375
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	286
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	315
Statoil ASA, 3.15%, 01/23/22	500	514
StatoilHydro ASA, 5.25%, 04/15/19	500	579
Suncor Energy Inc.
5.95%, 12/01/34	100	114
6.50%, 06/15/38	300	378
Total Capital SA
3.00%, 06/24/15	400	423
2.30%, 03/15/16 (e)	250	257
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	245
3.80%, 10/01/20	400	432
6.20%, 10/15/37	300	374
Transocean Inc.
4.95%, 11/15/15	500	511
6.80%, 03/15/38	150	151
Valero Energy Corp.
9.38%, 03/15/19	500	641
7.50%, 04/15/32 (e)	100	117
Weatherford International Inc., 6.35%, 06/15/17	250	279
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20 (e)	400	416
Williams Cos. Inc., 8.75%, 03/15/32	116	152
Williams Partners LP
3.80%, 02/15/15	100	105
5.25%, 03/15/20	100	111
6.30%, 04/15/40 (e)	200	244

		30,615

FINANCIALS - 8.4%
Abbey National Treasury Services Plc, 2.88%, 04/25/14 (e)	500	466
Aegon NV, 4.75%, 06/01/13	150	153
AFLAC Inc., 8.50%, 05/15/19	500	613
African Development Bank, 3.00%, 05/27/14 (e)	500	527
Allstate Corp.
6.75%, 05/15/18 (e)	300	351
7.45%, 05/16/19 (e)	300	365
5.35%, 06/01/33	75	77
5.55%, 05/09/35	100	107
American Express Co.
4.88%, 07/15/13	750	784
6.15%, 08/28/17	750	858
8.15%, 03/19/38	100	148
American Express Credit Corp., 2.75%, 09/15/15	500	503
American International Group Inc.
4.25%, 05/15/13 (e)	500	499
5.60%, 10/18/16	500	482
5.85%, 01/16/18	200	196

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

6.40%, 12/15/20	500	505
6.25%, 03/15/37 (i)	400	290
Ameriprise Financial Inc., 7.52%, 06/01/66 (e) (i)	250	252
Asian Development Bank
3.63%, 09/05/13 (e)	500	525
4.25%, 10/20/14	750	823
5.59%, 07/16/18	400	488
6.38%, 10/01/28	210	295
Assurant Inc., 6.75%, 02/15/34	100	104
AXA SA, 8.60%, 12/15/30 (e)	100	98
Bank of America Corp.
4.88%, 01/15/13 (e)	200	201
4.90%, 05/01/13	200	200
4.75%, 08/15/13	200	199
7.38%, 05/15/14	200	207
4.50%, 04/01/15	500	482
3.70%, 09/01/15	600	558
3.63%, 03/17/16	500	461
6.50%, 08/01/16	300	302
5.75%, 12/01/17	675	638
5.65%, 05/01/18	500	476
5.49%, 03/15/19	200	172
5.00%, 05/13/21	400	364
Bank of America NA, 6.00%, 10/15/36	250	208
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a)	500	506
3.55%, 09/23/21 (a) (e)	600	609
Bank of Nova Scotia
2.38%, 12/17/13 (e)	672	690
2.05%, 10/07/15	500	502
Bank One Corp., 7.63%, 10/15/26	500	584
Barclays Bank Plc
3.90%, 04/07/15 (e)	500	502
5.13%, 01/08/20 (e)	300	308
BB&T Capital Trust I, 5.85%, 08/18/35	100	100
BB&T Capital Trust II, 6.75%, 06/07/36	150	149
BB&T Corp., 5.20%, 12/23/15	300	321
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	761
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	105
4.63%, 10/15/13	250	266
4.85%, 01/15/15	100	111
5.40%, 05/15/18 (e)	500	583
4.25%, 01/15/21 (e)	300	327
BlackRock Inc., 3.50%, 12/10/14	200	214
BNP Paribas
2.13%, 12/21/12 (e)	500	487
5.00%, 01/15/21 (e)	400	385
Boeing Capital Corp.
5.80%, 01/15/13	125	132
3.25%, 10/27/14	300	319
Boston Properties LP, 5.63%, 11/15/20 (e)	200	223
Camden Property Trust, 5.00%, 06/15/15	100	106
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13	300	300
Capital One Bank USA NA, 6.50%, 06/13/13	250	264
Capital One Capital III, 7.69%, 08/15/36 (e) (i)	100	100
Capital One Capital V, 10.25%, 08/15/39	400	415
Capital One Financial Corp.
2.13%, 07/15/14 (e)	600	592
6.15%, 09/01/16	250	260
Caterpillar Financial Services Corp.
1.55%, 12/20/13 (e)	450	456
6.13%, 02/17/14	500	554
4.75%, 02/17/15	100	111
2.75%, 06/24/15 (e)	200	208
Caterpillar Inc., 7.30%, 05/01/31	92	133

	Shares/Par (p)	Value

Chubb Corp., 5.20%, 04/01/13	100	105
Cincinnati Financial Corp.
6.92%, 05/15/28	400	436
6.13%, 11/01/34	100	100
Citigroup Inc.
5.50%, 04/11/13	500	510
6.50%, 08/19/13	1,000	1,041
5.00%, 09/15/14	400	396
6.01%, 01/15/15	500	522
4.75%, 05/19/15	500	506
5.85%, 08/02/16	250	263
6.00%, 08/15/17	250	262
6.13%, 05/15/18	400	426
8.50%, 05/22/19	550	647
6.00%, 10/31/33	50	43
5.88%, 05/29/37 (e)	500	499
8.13%, 07/15/39	600	735
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	408
CommonWealth REIT, 6.25%, 08/15/16 (e)	500	530
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	300	350
Corp. Andina de Fomento, 3.75%, 01/15/16	200	203
Credit Suisse AG, 5.40%, 01/14/20	300	283
Credit Suisse New York, 3.50%, 03/23/15 (e)	500	495
Credit Suisse USA Inc.
5.50%, 08/15/13 (e)	450	469
5.13%, 08/15/15	200	211
5.85%, 08/16/16	600	655
7.13%, 07/15/32	100	118
Deutsche Bank AG London
4.88%, 05/20/13	450	460
3.45%, 03/30/15 (e)	500	508
6.00%, 09/01/17	500	558
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	245
Discover Bank, 7.00%, 04/15/20	300	314
Duke Realty LP, 7.38%, 02/15/15	150	165
ERP Operating LP
5.25%, 09/15/14	250	266
5.75%, 06/15/17 (e)	150	166
European Bank for Reconstruction & Development
2.75%, 04/20/15 (e)	500	525
2.50%, 03/15/16	200	211
European Investment Bank
1.88%, 06/17/13	1,000	1,010
1.25%, 09/17/13 (e)	500	501
1.25%, 02/14/14 (e)	500	500
3.00%, 04/08/14	500	518
1.50%, 05/15/14 (e)	500	502
4.63%, 05/15/14 (e)	850	915
3.13%, 06/04/14	500	521
1.13%, 08/15/14 (e)	500	498
2.75%, 03/23/15	400	415
1.63%, 09/01/15 (e)	600	601
4.88%, 02/16/16	250	282
2.50%, 05/16/16	500	517
2.13%, 07/15/16	1,000	1,015
5.13%, 05/30/17 (e)	500	581
4.00%, 02/16/21 (e)	500	545
Export-Import Bank of Korea
8.13%, 01/21/14	500	553
5.13%, 03/16/15	200	211
Fidelity National Financial Inc., 6.60%, 05/15/17	400	424
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	315
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (e) (i)	200	196

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Franklin Resources Inc., 3.13%, 05/20/15	300	311
General Electric Capital Corp.
2.80%, 01/08/13	700	713
1.88%, 09/16/13	500	506
3.50%, 06/29/15 (e)	500	524
5.00%, 01/08/16 (e)	300	328
2.95%, 05/09/16 (e)	400	411
5.63%, 09/15/17	800	885
5.50%, 01/08/20	700	770
4.63%, 01/07/21	400	415
6.75%, 03/15/32 (e)	850	995
5.88%, 01/14/38	900	954
Genworth Financial Inc., 7.70%, 06/15/20 (e)	350	333
Goldman Sachs Group Inc.
5.25%, 04/01/13 (e)	600	612
4.75%, 07/15/13	275	279
6.00%, 05/01/14 (e)	500	519
5.13%, 01/15/15	700	715
3.63%, 02/07/16 (e)	200	193
5.75%, 10/01/16 (e)	250	259
6.25%, 09/01/17	200	209
5.95%, 01/18/18	300	307
7.50%, 02/15/19	600	663
5.38%, 03/15/20	400	395
5.95%, 01/15/27	250	234
6.13%, 02/15/33	850	824
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	503
6.10%, 10/01/41	75	70
HCP Inc.
2.70%, 02/01/14 (e)	700	699
6.00%, 01/30/17	150	162
5.38%, 02/01/21	300	315
Health Care REIT Inc., 6.13%, 04/15/20	400	414
Hospitality Properties Trust, 5.63%, 03/15/17 (e)	500	506
HSBC Bank USA
4.88%, 08/24/20 (e)	300	278
7.00%, 01/15/39	340	369
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	208
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	613
HSBC Holdings Plc
5.25%, 12/12/12	500	510
5.10%, 04/05/21	500	531
7.63%, 05/17/32	150	151
6.10%, 01/14/42 (e)	300	340
Inter-American Development Bank
3.50%, 07/08/13	500	521
4.50%, 09/15/14 (e)	500	548
5.13%, 09/13/16	250	295
3.88%, 02/14/20 (e)	700	812
International Bank for Reconstruction & Development
1.75%, 07/15/13	750	764
0.65%, 11/29/13	400	400
1.13%, 08/25/14	1,000	1,016
2.38%, 05/26/15	200	211
2.13%, 03/15/16	500	525
1.00%, 09/15/16	500	502
7.63%, 01/19/23	300	432
International Finance Corp.
2.75%, 04/20/15	200	212
2.13%, 11/17/17	500	521
International Lease Finance Corp., 3.00%, 04/22/14	500	529
Jefferies Group Inc.
5.13%, 04/13/18	500	440

	Shares/Par (p)	Value

6.45%, 06/08/27	100	83
6.25%, 01/15/36	500	409
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	414
John Deere Capital Corp.
1.88%, 06/17/13	200	204
2.25%, 06/07/16 (e)	400	411
3.90%, 07/12/21 (e)	500	544
JPMorgan Chase & Co.
5.38%, 01/15/14 (e)	500	533
2.05%, 01/24/14	300	300
4.75%, 03/01/15	250	266
5.15%, 10/01/15	250	265
3.45%, 03/01/16	800	813
6.40%, 10/02/17	500	559
6.00%, 01/15/18	1,000	1,116
4.40%, 07/22/20 (e)	600	613
5.60%, 07/15/41	500	523
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	538
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	602
KeyBank NA, 5.80%, 07/01/14	100	107
KeyCorp
3.75%, 08/13/15 (e)	500	518
5.10%, 03/24/21	500	519
Korea Development Bank
5.30%, 01/17/13	300	309
3.25%, 03/09/16	300	296
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13 (e)	800	810
3.50%, 05/16/13	1,000	1,038
1.38%, 07/15/13 (e)	500	505
1.38%, 01/13/14 (e)	500	505
4.13%, 10/15/14 (e)	650	704
2.63%, 03/03/15 (e)	500	524
2.63%, 02/16/16 (e)	1,000	1,051
4.88%, 01/17/17 (e)	500	583
4.38%, 03/15/18	500	574
4.88%, 06/17/19	500	594
4.00%, 01/27/20 (e)	300	339
2.75%, 09/08/20	500	517
0.00%, 06/29/37 (j)	500	207
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	318
2.50%, 02/15/16 (e)	1,000	1,045
5.13%, 02/01/17	500	584
Lincoln National Corp., 8.75%, 07/01/19	500	608
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	501
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	530
6.05%, 05/16/16	250	236
5.70%, 05/02/17	500	459
6.88%, 04/25/18	800	789
7.75%, 05/14/38	400	380
MetLife Inc.
5.00%, 11/24/13 (e)	100	107
6.75%, 06/01/16 (e)	500	576
7.72%, 02/15/19 (e)	500	627
5.70%, 06/15/35 (e)	100	112
6.40%, 12/15/36 (i)	100	95
Morgan Stanley
4.75%, 04/01/14 (e)	450	443
4.20%, 11/20/14	500	482
5.38%, 10/15/15	500	489
5.45%, 01/09/17	850	818
6.63%, 04/01/18	500	494
7.30%, 05/13/19 (e)	300	306
5.50%, 01/26/20	500	455

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

5.50%, 07/24/20	500	455
5.75%, 01/25/21	400	373
7.25%, 04/01/32	387	395
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	750	762
National City Bank, 4.63%, 05/01/13	100	104
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	288
8.00%, 03/01/32	150	211
Nomura Holdings Inc., 6.70%, 03/04/20 (e)	400	421
Nordic Invest Bank, 3.63%, 06/17/13 (e)	600	626
Northern Trust Corp., 3.45%, 11/04/20	300	309
Oesterreichische Kontrollbank AG, 1.75%, 03/11/13	300	302
PNC Funding Corp.
5.25%, 11/15/15	250	272
5.63%, 02/01/17	600	653
6.70%, 06/10/19	500	610
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	158
ProLogis Inc.
6.25%, 03/15/17	400	432
7.38%, 10/30/19 (e)	400	452
ProLogis LP, 7.63%, 08/15/14 (e)	300	329
Prudential Financial Inc.
4.75%, 09/17/15	500	528
5.38%, 06/21/20 (e)	200	214
5.75%, 07/15/33 (e)	400	398
5.70%, 12/14/36 (e)	250	248
6.63%, 06/21/40	200	221
5.80%, 11/16/41	300	304
Rabobank Nederland NV, 2.13%, 10/13/15	500	490
Realty Income Corp.
6.75%, 08/15/19	150	171
5.88%, 03/15/35	300	306
Royal Bank of Canada
2.10%, 07/29/13 (e)	200	203
2.88%, 04/19/16 (e)	500	518
Royal Bank of Scotland Plc
3.25%, 01/11/14 (e)	300	287
4.88%, 03/16/15	300	287
3.95%, 09/21/15	500	469
6.40%, 10/21/19	200	187
6.13%, 01/11/21 (e)	300	296
Simon Property Group LP
5.75%, 12/01/15 (e)	400	448
5.25%, 12/01/16	250	277
2.80%, 01/30/17 (e)	300	306
6.75%, 02/01/40	100	131
SLM Corp.
5.00%, 10/01/13	520	520
5.05%, 11/14/14	250	247
8.00%, 03/25/20	100	101
SunTrust Banks Inc., 3.60%, 04/15/16	500	509
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	99	98
Teco Finance Inc., 5.15%, 03/15/20 (e)	200	222
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	506
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	526
4.25%, 01/11/21 (e)	400	437
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	211
Travelers Cos. Inc., 6.25%, 06/15/37	150	187
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	485
UBS AG
3.88%, 01/15/15	500	499
5.88%, 07/15/16	250	249
5.88%, 12/20/17	250	260

	Shares/Par (p)	Value

4.88%, 08/04/20	500	497
Union Bank NA, 5.95%, 05/11/16	500	541
US Bancorp
1.38%, 09/13/13	580	584
2.45%, 07/27/15	400	410
4.13%, 05/24/21	400	444
Validus Holding Ltd., 8.88%, 01/26/40	500	546
Wachovia Bank NA
6.00%, 11/15/17	250	276
5.85%, 02/01/37	250	262
6.60%, 01/15/38	300	340
Wachovia Corp.
5.50%, 05/01/13	500	528
5.25%, 08/01/14	250	264
5.63%, 10/15/16	500	544
Wells Fargo & Co.
4.95%, 10/16/13	700	735
5.00%, 11/15/14	200	214
3.68%, 06/15/16	600	627
4.60%, 04/01/21 (e)	500	548
Wells Fargo Bank NA, 4.75%, 02/09/15	250	261
Westpac Banking Corp., 4.20%, 02/27/15	500	521

		130,671

HEALTH CARE - 1.7%
Abbott Laboratories
5.88%, 05/15/16	250	293
6.00%, 04/01/39	550	699
Aetna Inc.
4.13%, 06/01/21	500	522
6.63%, 06/15/36	150	186
Amgen Inc.
1.88%, 11/15/14 (e)	400	405
2.50%, 11/15/16 (e)	400	405
5.85%, 06/01/17	600	690
4.10%, 06/15/21	600	615
6.38%, 06/01/37	400	464
5.15%, 11/15/41	400	415
AstraZeneca Plc
5.90%, 09/15/17	250	302
6.45%, 09/15/37	250	337
Baxter International Inc.
4.00%, 03/01/14 (e)	300	319
4.63%, 03/15/15	75	83
4.25%, 03/15/20	200	221
Becton Dickinson and Co., 3.25%, 11/12/20 (e)	300	311
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	333
7.38%, 01/15/40	300	382
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	180
5.88%, 11/15/36 (e)	67	85
Celgene Corp., 3.95%, 10/15/20	300	302
Covidien International Finance SA, 6.00%, 10/15/17	300	356
Eli Lilly & Co.
5.20%, 03/15/17	500	578
5.55%, 03/15/37	100	121
Express Scripts Inc.
6.25%, 06/15/14	300	327
3.13%, 05/15/16	300	302
7.25%, 06/15/19	500	596
Genentech Inc.
4.75%, 07/15/15	50	56
5.25%, 07/15/35	250	295
Gilead Sciences Inc., 4.40%, 12/01/21	500	529
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13 (e)	500	529

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

4.38%, 04/15/14	150	162
5.65%, 05/15/18	500	602
5.38%, 04/15/34	150	179
Hospira Inc., 6.05%, 03/30/17	200	221
Humana Inc., 7.20%, 06/15/18 (l)	500	583
Johnson & Johnson
3.80%, 05/15/13 (e)	500	524
3.55%, 05/15/21	350	390
5.95%, 08/15/37	250	344
4.85%, 05/15/41 (e)	350	420
McKesson Corp., 5.70%, 03/01/17	100	117
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	583
Medtronic Inc.
3.00%, 03/15/15	600	634
4.45%, 03/15/20	400	451
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	279
6.00%, 09/15/17	250	306
6.50%, 12/01/33 (l)	350	482
6.55%, 09/15/37	300	418
Novartis AG, 5.13%, 02/10/19	500	588
Novartis Capital Corp., 4.13%, 02/10/14	300	321
Pfizer Inc.
5.35%, 03/15/15	700	792
6.20%, 03/15/19	500	617
Pharmacia Corp., 6.60%, 12/01/28	50	65
Quest Diagnostic Inc., 4.70%, 04/01/21	500	533
Sanofi-Aventis SA, 2.63%, 03/29/16	500	521
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	182
Thermo Fisher Scientific Inc.
2.05%, 02/21/14 (e)	400	410
5.00%, 06/01/15	200	223
3.20%, 03/01/16	300	317
UnitedHealth Group Inc.
5.38%, 03/15/16	250	287
6.00%, 02/15/18	150	178
4.70%, 02/15/21 (e)	400	450
5.80%, 03/15/36	150	179
5.95%, 02/15/41	450	553
WellPoint Inc.
5.25%, 01/15/16	300	336
4.35%, 08/15/20 (e)	200	216
5.85%, 01/15/36 (e)	100	117
5.80%, 08/15/40 (e)	200	237
Wyeth
5.50%, 03/15/13 (l)	100	106
5.50%, 02/15/16	500	582
5.95%, 04/01/37	250	320

		26,063

INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	201
Boeing Co., 4.88%, 02/15/20 (e)	500	584
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	337
6.15%, 05/01/37	100	126
5.75%, 05/01/40	400	479
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	324
Canadian National Railway Co.
1.45%, 12/15/16	400	398
5.55%, 03/01/19 (e)	400	481
Caterpillar Inc., 7.90%, 12/15/18	500	666
CSX Corp.
7.38%, 02/01/19	300	374
6.00%, 10/01/36	200	236

	Shares/Par (p)	Value

6.22%, 04/30/40	500	612
Dover Corp., 5.38%, 03/01/41 (e)	500	611
Emerson Electric Co.
4.50%, 05/01/13	414	433
5.00%, 12/15/14	100	111
General Dynamics Corp., 4.25%, 05/15/13	250	262
General Electric Co., 5.00%, 02/01/13	800	834
Honeywell International Inc.
5.00%, 02/15/19	500	582
5.38%, 03/01/41 (e)	300	368
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	242
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	401
L-3 Communications Corp., 4.95%, 02/15/21	500	495
Lockheed Martin Corp.
3.35%, 09/15/21	600	597
6.15%, 09/01/36	175	200
5.72%, 06/01/40	200	224
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	364
3.25%, 12/01/21	400	406
7.25%, 02/15/31	62	86
4.84%, 10/01/41 (r)	124	132
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
PACCAR Inc., 6.88%, 02/15/14	200	224
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	537
Raytheon Co., 3.13%, 10/15/20	500	504
Republic Services Inc.
5.00%, 03/01/20 (e)	300	337
6.20%, 03/01/40	430	520
Ryder System Inc., 3.15%, 03/02/15	500	514
Tyco International Finance SA, 4.63%, 01/15/23 (e)	200	216
Tyco International Group SA, 6.00%, 11/15/13	500	542
Union Pacific Corp.
4.16%, 07/15/22	655	711
6.63%, 02/01/29	25	33
5.78%, 07/15/40 (e)	300	363
United Parcel Service Inc.
3.13%, 01/15/21	500	530
6.20%, 01/15/38	350	471
United Technologies Corp.
4.88%, 05/01/15	300	337
6.13%, 02/01/19	250	309
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	617
Waste Management Inc., 6.10%, 03/15/18 (e)	200	236

		18,466

INFORMATION TECHNOLOGY - 1.0%
Adobe Systems Inc., 4.75%, 02/01/20	300	326
Agilent Technologies Inc., 5.00%, 07/15/20	200	224
Amphenol Corp., 4.75%, 11/15/14	350	375
Cisco Systems Inc.
1.63%, 03/14/14	500	509
5.50%, 02/22/16	250	291
4.45%, 01/15/20	650	739
5.90%, 02/15/39	250	313
Dell Inc.
4.70%, 04/15/13	200	209
5.40%, 09/10/40	200	225
EnCana Corp., 6.50%, 02/01/38	300	356
Google Inc.
1.25%, 05/19/14	500	508
2.13%, 05/19/16 (e)	500	520
Harris Corp., 4.40%, 12/15/20	500	510

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Hewlett-Packard Co.
4.50%, 03/01/13	300	309
6.13%, 03/01/14	400	431
2.13%, 09/13/15	300	295
3.30%, 12/09/16	500	511
4.30%, 06/01/21	600	615
Intel Corp., 1.95%, 10/01/16	500	514
International Business Machines Corp.
1.00%, 08/05/13 (e)	500	504
0.88%, 10/31/14 (e)	500	500
5.70%, 09/14/17	600	727
6.50%, 01/15/28	200	267
5.60%, 11/30/39	330	424
Juniper Networks Inc., 3.10%, 03/15/16	500	517
Microsoft Corp.
1.63%, 09/25/15	200	206
3.00%, 10/01/20	300	319
5.30%, 02/08/41	300	380
Oracle Corp.
5.75%, 04/15/18	350	425
3.88%, 07/15/20 (e)	300	330
6.13%, 07/08/39	300	394
5.38%, 07/15/40 (e)	500	609
Western Union Co., 5.25%, 04/01/20	500	563
Xerox Corp.
6.35%, 05/15/18 (e)	500	563
4.50%, 05/15/21 (e)	400	405

		14,913

MATERIALS - 1.1%
Agrium Inc., 7.13%, 05/23/36	300	404
Air Products & Chemicals Inc., 4.38%, 08/21/19 (e)	400	451
Airgas Inc., 2.95%, 06/15/16	500	511
Alcoa Inc.
5.55%, 02/01/17 (e)	200	213
6.75%, 07/15/18 (e)	300	331
5.40%, 04/15/21 (e)	400	401
ArcelorMittal
5.38%, 06/01/13	400	409
9.85%, 06/01/19	500	556
7.00%, 10/15/39 (e) (l)	200	186
Barrick Gold Corp.
2.90%, 05/30/16 (e)	600	616
6.95%, 04/01/19	350	430
5.95%, 10/15/39	300	347
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13 (e)	400	421
5.50%, 04/01/14	100	110
5.25%, 12/15/15	90	103
5.40%, 03/29/17	200	232
CRH America Inc., 6.00%, 09/30/16	250	267
Dow Chemical Co.
7.60%, 05/15/14 (l)	250	283
2.50%, 02/15/16 (e)	500	502
8.55%, 05/15/19 (l)	197	258
4.13%, 11/15/21	400	410
7.38%, 11/01/29	200	254
5.25%, 11/15/41 (e)	400	421
E.I. du Pont de Nemours & Co.
1.75%, 03/25/14 (e)	300	306
2.75%, 04/01/16 (e)	300	317
4.25%, 04/01/21 (e)	300	339
4.90%, 01/15/41 (e)	300	339
Eastman Chemical Co., 3.00%, 12/15/15	500	510
Freeport-McMoRan Copper & Gold Inc.,	700	744
8.38%, 04/01/17

	Shares/Par (p)	Value

International Paper Co.
7.95%, 06/15/18	150	182
8.70%, 06/15/38	300	407
Newmont Mining Corp.
5.88%, 04/01/35	50	57
6.25%, 10/01/39	400	474
Nucor Corp., 5.00%, 06/01/13	500	528
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	402
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	549
PPG Industries Inc., 3.60%, 11/15/20	400	418
Praxair Inc.
3.95%, 06/01/13	100	105
5.38%, 11/01/16	500	584
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	534
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	252
3.50%, 11/02/20	400	409
3.75%, 09/20/21	600	629
RPM International Inc., 6.13%, 10/15/19	200	217
Southern Copper Corp., 7.50%, 07/27/35	150	164
Teck Resources Ltd., 10.75%, 05/15/19	200	244
Vale Overseas Ltd.
6.25%, 01/11/16	100	112
6.25%, 01/23/17	150	169
8.25%, 01/17/34 (e)	200	257
6.88%, 11/21/36	200	228

		17,592

TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
3.63%, 03/30/15	200	210
5.00%, 03/30/20	200	221
6.38%, 03/01/35 (e)	200	243
6.13%, 03/30/40	300	357
AT&T Corp., 8.00%, 11/15/31 (l)	17	24
AT&T Inc.
4.95%, 01/15/13	750	782
2.50%, 08/15/15	500	518
2.40%, 08/15/16 (e)	600	612
5.80%, 02/15/19	500	590
4.45%, 05/15/21 (e)	500	549
6.15%, 09/15/34 (e)	350	415
6.50%, 09/01/37 (e)	500	623
6.30%, 01/15/38	300	368
6.55%, 02/15/39	250	318
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	135
BellSouth Corp., 5.20%, 09/15/14	300	332
British Telecommunications Plc, 9.63%, 12/15/30 (l)	150	211
CenturyLink Inc., 6.00%, 04/01/17	250	253
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	210
5.75%, 03/23/16	250	278
8.75%, 06/15/30 (l)	300	418
Embarq Corp.
7.08%, 06/01/16	300	325
8.00%, 06/01/36	100	104
France Telecom SA
4.38%, 07/08/14	400	423
8.50%, 03/01/31 (l)	250	356
GTE Corp.
6.84%, 04/15/18	250	299
6.94%, 04/15/28	50	63
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	629
Qwest Communications International Inc., 8.00%, 10/01/15 (e)	300	320

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Qwest Corp.
8.38%, 05/01/16	200	229
7.25%, 09/15/25	110	120
Rogers Communications Inc., 6.80%, 08/15/18	500	609
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	117
Telecom Italia Capital SA
5.25%, 11/15/13	500	480
6.18%, 06/18/14	300	289
4.95%, 09/30/14	100	93
5.25%, 10/01/15	200	183
6.38%, 11/15/33	50	38
6.00%, 09/30/34	100	74
Telefonica Emisiones SAU
3.73%, 04/27/15	100	96
3.99%, 02/16/16	400	385
5.13%, 04/27/20 (e)	100	94
Telefonica Europe BV, 8.25%, 09/15/30	200	220
Verizon Communications Inc.
5.25%, 04/15/13	200	211
5.55%, 02/15/16	200	229
8.75%, 11/01/18	350	473
6.35%, 04/01/19	500	609
6.90%, 04/15/38	300	401
8.95%, 03/01/39	500	801
6.00%, 04/01/41	400	496
Verizon Florida LLC, 6.86%, 02/01/28	200	237
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	835
8.50%, 11/15/18	150	202
Vodafone Group Plc
5.00%, 12/16/13	150	161
5.38%, 01/30/15	500	554
5.63%, 02/27/17	200	232
7.88%, 02/15/30	200	291
6.15%, 02/27/37	300	373

		19,318

UTILITIES - 1.8%
Alabama Power Co., 6.00%, 03/01/39	250	329
Appalachian Power Co., 6.70%, 08/15/37	500	647
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	533
Consolidated Edison Co. of New York Inc.
4.88%, 02/01/13 (e)	300	312
5.30%, 03/01/35	250	292
5.85%, 03/15/36	300	377
5.70%, 06/15/40	100	125
Constellation Energy Group Inc., 7.60%, 04/01/32	150	193
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18	250	301
Dominion Resources Inc.
1.80%, 03/15/14	400	407
8.88%, 01/15/19	350	464
4.45%, 03/15/21 (e)	400	445
7.00%, 06/15/38	200	271
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	228
7.00%, 11/15/18	100	129
5.30%, 02/15/40	300	365
Duke Energy Corp., 6.30%, 02/01/14	200	221
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	604
Edison International, 3.75%, 09/15/17	300	309
Enersis SA, 7.40%, 12/01/16	150	178
Entergy Arkansas Inc., 3.75%, 02/15/21	400	416
Entergy Corp., 3.63%, 09/15/15 (l)	300	305
Exelon Corp., 4.90%, 06/15/15 (e)	200	215

	Shares/Par (p)	Value

Exelon Generation Co. LLC
5.35%, 01/15/14	150	160
6.20%, 10/01/17	200	230
5.20%, 10/01/19 (e)	200	220
6.25%, 10/01/39	300	366
First Energy Solutions Corp., 6.80%, 08/15/39 (e)	200	224
Florida Power & Light Co.
5.63%, 04/01/34	100	124
4.95%, 06/01/35	300	345
5.13%, 06/01/41	400	476
Florida Power Corp.
5.65%, 06/15/18	350	418
4.55%, 04/01/20 (e)	300	340
6.40%, 06/15/38	300	407
FPL Group Capital Inc., 6.00%, 03/01/19	100	117
Georgia Power Co.
1.30%, 09/15/13	500	505
3.00%, 04/15/16	500	530
4.25%, 12/01/19 (e)	300	335
Great Plains Energy Inc., 4.85%, 06/01/21	250	262
Iberdrola USA Inc., 6.75%, 07/15/36	150	158
Kentucky Utilities Co., 5.13%, 11/01/40	300	359
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	303
MidAmerican Energy Co.
6.75%, 12/30/31	50	65
6.13%, 04/01/36	350	418
National Grid Plc, 6.30%, 08/01/16	150	172
Nevada Power Co., 7.13%, 03/15/19	250	312
NiSource Finance Corp.
5.40%, 07/15/14	75	81
6.80%, 01/15/19 (e)	300	351
4.45%, 12/01/21 (e)	400	409
5.95%, 06/15/41	250	268
Northern States Power Co., 5.25%, 03/01/18	350	416
Ohio Power Co., 6.00%, 06/01/16	250	289
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	171
7.00%, 09/01/22	150	192
5.25%, 09/30/40	200	227
Oneok Inc., 5.20%, 06/15/15	500	548
Pacific Gas & Electric Co.
4.80%, 03/01/14 (e)	250	268
6.05%, 03/01/34	500	619
PacifiCorp
5.75%, 04/01/37	150	185
6.25%, 10/15/37	500	659
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	569
PPL Corp., 5.70%, 10/15/15	440	477
Progress Energy Inc., 7.75%, 03/01/31	150	213
PSEG Power LLC
2.50%, 04/15/13	300	305
2.75%, 09/15/16	500	502
8.63%, 04/15/31	75	111
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	254
Puget Sound Energy Inc.
5.76%, 10/01/39	200	246
4.43%, 11/15/41	500	519
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	253
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy
6.00%, 02/01/13	250	262
2.00%, 03/15/14	500	506
9.80%, 02/15/19	300	405
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	519

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Southern California Edison Co.
6.00%, 01/15/34	75	97
5.95%, 02/01/38	400	521
Southwestern Electric Power Co.
6.45%, 01/15/19	300	350
6.20%, 03/15/40	200	244
Toledo Edison Co., 7.25%, 05/01/20	300	374
TransAlta Corp., 6.50%, 03/15/40	300	344
Union Electric Co., 6.40%, 06/15/17	100	120
Veolia Environnement, 6.00%, 06/01/18 (e)	200	218
Virginia Electric & Power Co., 5.95%, 09/15/17	250	301
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	545

		27,532

Total Corporate Bonds and Notes (cost $320,157)		337,604

GOVERNMENT AND AGENCY OBLIGATIONS - 75.8%

GOVERNMENT SECURITIES - 42.4%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank
1.75%, 02/21/13	500	508
0.48%, 03/13/13	600	598
3.88%, 10/07/13	500	531
3.00%, 06/13/18	300	302

		1,939
Federal Home Loan Bank - 0.7% (w)
Federal Home Loan Bank
1.50%, 01/16/13	1,000	1,012
3.88%, 06/14/13	1,025	1,077
1.88%, 06/21/13	1,000	1,022
4.50%, 09/16/13	965	1,032
3.63%, 10/18/13	1,000	1,057
0.88%, 12/27/13	1,000	1,009
5.25%, 06/18/14	1,075	1,196
5.00%, 12/21/15	500	578
5.38%, 05/18/16	500	593
4.75%, 12/16/16	300	353
4.88%, 05/17/17	900	1,068
4.00%, 01/13/21	500	500
5.65%, 04/20/22	125	127
5.50%, 07/15/36	400	519

		11,143
Federal Home Loan Mortgage Corp. - 1.9% (w)
Federal Home Loan Mortgage Corp.
1.38%, 01/09/13 - 02/25/14	2,385	2,419
4.50%, 01/15/13 - 04/02/14	2,917	3,105
1.00%, 03/27/13 - 08/27/14	3,000	3,027
1.63%, 04/15/13	500	508
3.50%, 05/29/13	960	1,003
3.75%, 06/28/13	900	946
0.50%, 08/23/13	795	794
4.13%, 09/27/13	1,149	1,223
4.88%, 11/15/13	500	542
2.50%, 04/23/14	1,000	1,045
3.00%, 07/28/14	900	955
1.27%, 01/26/15	750	753
5.05%, 01/26/15	100	113
2.88%, 02/09/15	1,000	1,066
2.75%, 03/13/15	950	1,011
4.38%, 07/17/15 (e)	300	337
1.75%, 09/10/15	1,000	1,032
4.75%, 01/19/16	1,206	1,389
5.25%, 04/18/16	1,000	1,178
1.50%, 09/21/16	750	752
5.13%, 10/18/16 (e)	620	733
5.50%, 08/23/17	900	1,100
4.88%, 06/13/18 (e)	1,000	1,205

	Shares/Par (p)	Value

3.75%, 03/27/19 (e)	980	1,119
3.53%, 09/30/19	500	504
6.75%, 09/15/29 - 03/15/31	180	269
6.25%, 07/15/32	600	873
6.00%, 04/16/37	100	101

		29,102
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
1.75%, 05/07/13	754	768
1.50%, 06/26/13 - 09/08/14	1,025	1,044
1.25%, 08/20/13 - 02/27/14	939	949
1.00%, 09/20/13 - 06/27/14	1,650	1,657
4.63%, 10/15/13 - 10/15/14	1,050	1,149
0.75%, 12/18/13	1,093	1,097
2.75%, 02/05/14 - 03/13/14	2,176	2,278
2.50%, 05/15/14	675	705
1.13%, 06/27/14	1,000	1,013
2.63%, 11/20/14	1,000	1,058
5.00%, 04/15/15 - 09/01/35	3,445	3,992
4.38%, 10/15/15	390	441
1.63%, 10/26/15	1,383	1,417
2.20%, 07/05/16	500	500
4.88%, 12/15/16	500	589
3.47%, 06/01/17	1,085	999
5.38%, 04/11/22	50	51
5.78%, 06/07/22	250	255
6.25%, 05/15/29	471	663
7.13%, 01/15/30	495	761
7.25%, 05/15/30	540	843
6.63%, 11/15/30	631	935
6.00%, 04/18/36	300	348
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 (j)	680	523

		24,035
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	522
Bay Area Toll Authority, 6.26%, 04/01/49	200	261
Chicago Transit Authority, 6.90%, 12/01/40	500	584
City of New York
5.97%, 03/01/36	200	241
5.52%, 10/01/37	100	113
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	336
Cook County, Illinois, 6.23%, 11/15/34	200	222
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	453
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	225
Dallas County Hospital District, 5.62%, 08/15/44	300	368
Dallas Independent School District, 6.45%, 02/15/35	300	354
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	505
4.70%, 05/01/16	500	518
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	251
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	278
6.57%, 07/01/45	400	508
Los Angeles Unified School District, 5.75%, 07/01/34	300	331
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	218
Metropolitan Transportation Authority, Transit Revenue, RB 6.55%, 11/15/31	200	237

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

6.65%, 11/15/39	150	182
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	407
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	244
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	685
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	95	99
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	252
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	581
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	236
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	242
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	453
Oregon State Department of Transportation, 5.83%, 11/15/34	300	369
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	442
State of California
5.75%, 03/01/17	500	561
7.63%, 03/01/40	300	369
7.60%, 11/01/40	300	370
State of California Various Purpose Bond, 7.50%, 04/01/34	500	600
State of Connecticut, 5.09%, 10/01/30	250	275
State of Connecticut, Ad Valorem Property Tax, GO, 5.85%, 03/15/32	200	245
State of Georgia, GO, 4.50%, 11/01/25	300	337
State of Illinois
4.96%, 03/01/16	500	528
5.10%, 06/01/33	700	635
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	441
State of Texas
5.52%, 04/01/39	465	565
4.68%, 04/01/40	400	444
University of California, 6.55%, 05/15/48	300	357

		16,449
Sovereign - 1.7%
Brazilian Government International Bond
7.88%, 03/07/15	565	672
6.00%, 01/17/17	500	584
5.88%, 01/15/19	700	828
10.13%, 05/15/27	235	389
7.13%, 01/20/37	455	628
11.00%, 08/17/40	300	397
Canadian Government Bond, 2.38%, 09/10/14 (e)	500	525
Chile Government International Bond, 5.50%, 01/15/13	100	105
Colombia Government International Bond
10.75%, 01/15/13 (e)	400	438
8.13%, 05/21/24 (e)	400	556
Export Development Canada
1.50%, 05/15/14 (e)	400	409
2.25%, 05/28/15 (e)	200	210

	Shares/Par (p)	Value

Federal Republic of Brazil, 12.25%, 03/06/30	220	418
Hungary Government International Bond
4.75%, 02/03/15 (e)	250	228
6.38%, 03/29/21 (e)	600	537
Hydro Quebec
8.00%, 02/01/13 (e)	250	269
7.50%, 04/01/16	100	123
9.40%, 02/01/21	250	381
Israel Government Aid Bond, 5.50%, 04/26/24	142	182
Israel Government International Bond
4.63%, 06/15/13	75	78
7.25%, 12/15/28	200	252
Italy Government International Bond
4.38%, 06/15/13 (e)	500	492
4.50%, 01/21/15 (e)	1,000	952
6.88%, 09/27/23 (e)	450	434
5.38%, 06/15/33	500	422
Japan Finance Corp.
2.88%, 02/02/15	500	527
2.50%, 05/18/16	500	523
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	560
Mexico Government International Bond
6.38%, 01/16/13 (e)	339	354
5.88%, 01/15/14	250	270
6.63%, 03/03/15 (e)	93	106
5.63%, 01/15/17	750	862
5.13%, 01/15/20	600	685
8.30%, 08/15/31	300	448
7.50%, 04/08/33 (e)	250	352
6.75%, 09/27/34	300	391
Panama Government International Bond
5.20%, 01/30/20	200	227
6.70%, 01/26/36 (e)	400	522
Peruvian Government International Bond
7.13%, 03/30/19 (e)	200	251
7.35%, 07/21/25	500	662
Poland Government International Bond, 5.13%, 04/21/21	400	407
Poland Government Treasury International Bond, 5.00%, 10/19/15	250	264
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	212
6.50%, 01/15/26	70	98
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	525
Province of New Brunswick, Canada, 5.20%, 02/21/17 (e)	250	293
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	374
Province of Ontario, Canada
4.10%, 06/16/14 (e)	500	537
2.70%, 06/16/15	1,000	1,047
5.45%, 04/27/16	750	871
4.40%, 04/14/20 (e)	200	228
Province of Quebec, Canada
4.60%, 05/26/15	500	556
7.50%, 07/15/23	100	143
7.13%, 02/09/24	250	346
Republic of Colombia, 11.75%, 02/25/20 (e)	300	471
Republic of Korea
5.13%, 12/07/16	150	167
5.63%, 11/03/25	250	297
Republic of Peru, 6.55%, 03/14/37 (e)	250	317
Republic of South Africa Government Bond, 5.50%, 03/09/20	200	224
South Africa Government International Bond, 6.50%, 06/02/14	200	219

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Svensk Exportkredit AB, 5.13%, 03/01/17 (e)	200	223
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,217
5.25%, 09/15/39	500	638

		26,923

U.S. Treasury Securities - 35.3%
U.S. Treasury Bond
11.25%, 02/15/15	667	890
10.63%, 08/15/15	370	504
9.25%, 02/15/16	367	495
7.25%, 05/15/16 - 08/15/22	1,356	1,845
7.50%, 11/15/16	1,440	1,899
8.75%, 05/15/17 - 08/15/20	2,455	3,753
8.88%, 08/15/17 - 02/15/19	460	672
9.13%, 05/15/18 (e)	315	470
9.00%, 11/15/18	800	1,210
8.13%, 08/15/19 - 05/15/21	1,638	2,500
8.50%, 02/15/20	926	1,424
7.88%, 02/15/21 (e)	946	1,444
8.13%, 08/15/21 (e)	700	1,096
7.13%, 02/15/23	834	1,261
6.25%, 08/15/23 - 05/15/30	2,310	3,412
7.50%, 11/15/24 (e)	500	798
7.63%, 02/15/25	739	1,195
6.88%, 08/15/25	410	631
6.00%, 02/15/26	1,900	2,738
6.75%, 08/15/26	330	510
6.50%, 11/15/26	660	1,001
6.63%, 02/15/27	545	839
6.38%, 08/15/27	694	1,052
6.13%, 11/15/27 - 08/15/29	3,494	5,211
5.50%, 08/15/28	727	1,026
5.25%, 11/15/28 - 02/15/29	1,635	2,257
5.38%, 02/15/31	1,340	1,909
4.50%, 02/15/36 - 08/15/39	6,729	8,865
4.75%, 02/15/37 - 02/15/41	5,080	6,968
5.00%, 05/15/37	1,756	2,471
4.38%, 02/15/38 - 05/15/41	12,703	16,504
3.50%, 02/15/39	2,122	2,387
4.25%, 05/15/39 - 11/15/40	6,375	8,122
4.63%, 02/15/40	3,560	4,802
3.88%, 08/15/40	3,789	4,542
3.75%, 08/15/41 (e)	3,838	4,514
3.13%, 11/15/41	2,600	2,724
U.S. Treasury Note
1.38%, 01/15/13 - 12/31/18	20,761	21,049
0.63%, 01/31/13 - 07/15/14	9,936	9,993
2.88%, 01/31/13 - 03/31/18	4,793	5,070
3.88%, 02/15/13 - 05/15/18	4,586	4,975
2.75%, 02/28/13 - 02/15/19	11,457	12,263
0.75%, 03/31/13 - 06/15/14	14,545	14,673
2.50%, 03/31/13 - 06/30/17	9,852	10,497
1.75%, 04/15/13 - 10/31/18	17,095	17,662
3.13%, 04/30/13 - 05/15/21	23,332	25,510
3.63%, 05/15/13 - 02/15/21	14,850	17,101
0.50%, 05/31/13 - 10/15/14	12,176	12,229
3.50%, 05/31/13 - 05/15/20	10,458	11,678
1.13%, 06/15/13	3,470	3,516
0.38%, 06/30/13 - 07/31/13	6,621	6,636
3.38%, 06/30/13 - 11/15/19	7,992	8,791
1.00%, 07/15/13 - 10/31/16	18,506	18,727
4.25%, 08/15/13 - 11/15/17	10,521	11,642
0.13%, 08/31/13 - 12/31/13	9,500	9,480
0.25%, 10/31/13 - 12/15/14	12,000	11,984
2.00%, 11/30/13 - 04/30/16	7,716	8,074
1.50%, 12/31/13 - 08/31/18	11,539	11,858
1.25%, 02/15/14 - 10/31/15	11,748	12,022

	Shares/Par (p)	Value

4.00%, 02/15/14 - 08/15/18	6,955	7,779
1.88%, 02/28/14 - 10/31/17	19,919	20,789
4.75%, 05/15/14 - 08/15/17	3,390	3,902
2.25%, 05/31/14 - 07/31/18	12,502	13,242
2.63%, 06/30/14 - 11/15/20	27,860	29,907
2.38%, 08/31/14 - 06/30/18	21,948	23,297
0.38%, 11/15/14 (e)	3,000	3,002
4.25%, 11/15/14 (e)	2,139	2,375
2.13%, 11/30/14 - 08/15/21	18,564	19,391
4.13%, 05/15/15	1,933	2,168
1.25%, 08/31/15 (e)	2,800	2,874
4.50%, 11/15/15 - 05/15/17	4,804	5,582
9.88%, 11/15/15	447	606
5.13%, 05/15/16	1,299	1,546
3.25%, 05/31/16 - 03/31/17	11,227	12,508
3.25%, 06/30/16 (e)	1,500	1,666
4.88%, 08/15/16	1,307	1,550
3.00%, 08/31/16 - 02/28/17	5,563	6,138
4.63%, 11/15/16 - 02/15/17	2,371	2,805
0.88%, 11/30/16 (e)	3,000	3,009
2.75%, 11/30/16 (e)	2,039	2,226
0.88%, 12/31/16	3,000	3,005
3.75%, 11/15/18	3,165	3,682
2.00%, 11/15/21 (e)	6,500	6,574

		548,994

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.4%

Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
0.47%, 12/19/13	1,000	999
0.75%, 12/19/14	1,000	999

		1,998

Federal Home Loan Bank - 0.1%
Federal Home Loan Bank, 5.00%, 11/17/17	855	1,026

Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp.
0.55%, 09/23/13	750	749
0.50%, 10/18/13	1,000	999
6.50%, 06/01/14 - 03/01/39	4,143	4,655
0.65%, 08/22/14	500	498
1.00%, 11/03/14	1,000	1,002
0.95%, 11/10/14	750	751
2.88%, 06/12/15	900	964
7.00%, 08/01/15 - 08/01/37	321	366
6.00%, 12/01/16 - 05/01/40	12,990	14,328
5.00%, 09/01/17 - 04/01/40	20,322	21,869
5.13%, 11/17/17	800	963
4.50%, 01/01/18 - 06/01/41	29,637	31,536
5.50%, 01/01/18 - 10/01/39	21,265	23,148
4.00%, 04/01/19 - 07/01/41	21,034	22,121
3.50%, 10/01/25 - 10/01/40	5,615	5,849
3.50%, 01/15/27 - 01/15/42, TBA (g)	3,800	3,941
4.00%, 01/15/27 - 01/15/41, TBA (g)	2,700	2,832
7.50%, 11/01/31 - 04/01/32	163	195
5.80%, 01/01/37 (i)	41	44
6.08%, 01/01/37 (i)	147	159
5.64%, 02/01/37 (i)	276	298
4.50%, 01/15/41, TBA (g)	7,000	7,417
5.00%, 01/15/41, TBA (g)	6,500	6,984

		151,668

Federal National Mortgage Association - 16.0%
Federal National Mortgage Association
5.00%, 02/01/13 - 05/01/41	32,852	35,604
0.75%, 02/26/13	1,000	1,006
0.50%, 09/06/13	1,000	999
5.50%, 12/01/13 - 06/01/40	29,615	32,323

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

1.25%, 02/27/14	961	975
0.60%, 03/06/14	1,000	999
1.50%, 03/28/14	500	501
0.88%, 08/28/14	1,500	1,507
0.85%, 09/12/14	750	749
0.80%, 10/17/14	1,000	1,001
1.10%, 04/24/15	800	803
6.00%, 01/01/16 - 07/01/40	21,864	24,142
6.50%, 09/01/16 - 03/01/40	7,109	7,995
5.25%, 09/15/16	900	1,068
1.38%, 10/19/16	750	749
4.50%, 02/01/18 - 07/01/41	43,404	46,354
4.00%, 07/01/18 - 09/01/41	37,330	39,327
3.50%, 09/01/25 - 02/01/41	12,173	12,691
3.50%, 01/15/26 - 01/15/41, TBA (g)	4,500	4,668
4.00%, 01/15/26 - 01/15/41, TBA (g)	4,500	4,731
7.00%, 02/01/31 - 04/01/39	989	1,132
2.41%, 05/01/35 (i)	157	166
2.59%, 05/01/35 (i)	57	61
2.52%, 10/01/35 (i)	315	333
5.26%, 02/01/37 (i)	26	28
5.31%, 02/01/37 (i)	315	333
5.60%, 02/01/37 (i)	173	186
5.61%, 04/01/37 (i)	65	70
5.76%, 04/01/37 (i)	520	552
7.50%, 11/01/37	34	41
5.43%, 01/01/38 (i)	489	522
5.65%, 03/01/38 (i)	610	654
4.36%, 07/01/39 (i)	1,574	1,675
3.82%, 12/01/39 (i)	485	510
3.68%, 02/01/40 (i)	1,224	1,282
3.32%, 03/01/40 - 12/01/40 (i)	1,063	1,111
4.21%, 03/01/40 (i)	657	693
3.12%, 06/01/40 (i)	287	298
3.23%, 07/01/40 (i)	707	740
3.58%, 08/01/40 (i)	347	363
2.85%, 01/01/41 (i)	472	488
4.50%, 01/15/41, TBA (g)	9,430	10,034
5.00%, 01/15/41, TBA (g)	4,500	4,861
5.50%, 01/15/41, TBA (g)	2,400	2,613
3.45%, 02/01/41 (i)	498	519
3.67%, 05/01/41 (i)	432	453
2.51%, 07/01/41 (i)	753	776

		248,686
Government National Mortgage Association - 7.4%
Government National Mortgage Association
5.50%, 01/15/24 - 03/15/40	10,469	11,789
4.00%, 08/15/24 - 12/15/41	17,955	19,290
3.50%, 12/15/25 - 11/20/41	1,887	1,985
4.50%, 04/20/26 - 09/15/41	34,640	37,867
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	1,796	2,053
6.00%, 05/15/32 - 12/20/40	6,232	7,073
5.00%, 03/15/33 - 10/20/41	21,719	24,101
7.00%, 11/15/36	79	93
3.50%, 07/20/40 - 03/20/41 (i)	809	855
2.50%, 11/20/40 - 12/20/40 (i)	961	988
4.00%, 01/15/41, TBA (g)	2,500	2,682
4.50%, 01/15/41, TBA (g)	2,000	2,179
5.00%, 01/15/41, TBA (g)	2,000	2,215
6.00%, 01/15/41, TBA (g)	500	566
3.00%, 01/20/41 - 11/20/41 (i)	1,915	2,000

		115,752

Total Government and Agency Obligations (cost $1,121,199)		1,177,715

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 9.8%

Investment Company - 3.5%
JNL Money Market Fund, 0.02% (a) (h)	54,746	54,746

Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	95,952	95,952
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	1,555	1,515

		97,467

Total Short Term Investments (cost $152,253)		152,213

Total Investments - 109.6% (cost $1,627,112)		1,703,188
Total Forward Sales Commitments - (0.4%) (proceeds $6,944)		(6,977)
Other Assets and Liabilities, Net - (9.2%)		(142,337)

Total Net Assets - 100.0%		$1,553,874

FORWARD SALES COMMITMENTS - 0.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%

U.S. Government Agency Mortgage-Backed Securities - 0.4%

Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
5.00%, 01/15/26, TBA (g)	$800	$857
5.50%, 01/15/41, TBA (g)	1,500	1,628
6.00%, 01/15/42	1,200	1,318

		3,803
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association 4.50%, 01/15/26	700	746
6.00%, 01/15/41, TBA (g)	1,700	1,872
6.50%, 01/15/41, TBA (g)	500	556

		3,174

Total Forward Sales Commitments - 0.4% (proceeds $6,944)		$6,977

JNL/Mellon Capital Management Emerging Markets Index Fund* (x)

COMMON STOCKS - 89.3%

CONSUMER DISCRETIONARY - 7.4%
Hyundai Mobis	2	$505
Hyundai Motor Co.	5	837
Kia Motors Corp.	7	407
Naspers Ltd. (e)	11	491
PT Astra International Tbk	59	482
Other Securities		4,593

		7,315

CONSUMER STAPLES - 7.6%
Cia de Bebidas das Americas	22	808
Fomento Economico Mexicano SAB de CV	57	400
Perdigao SA	19	377
Wal-Mart de Mexico SAB de CV	184	505
Other Securities		5,350

		7,440

ENERGY - 12.0%
China Petroleum & Chemical Corp.	500	526
China Shenhua Energy Co. Ltd.	101	436
CNOOC Ltd.	526	920
Gazprom OAO - ADR	161	1,713

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Lukoil OAO - ADR	16	825
NovaTek OAO - GDR	3	351
PetroChina Co. Ltd.	626	779
Petroleo Brasileiro SA	88	1,081
Reliance Industries Ltd.	39	507
Sasol Ltd.	16	772
Other Securities		3,933

		11,843

FINANCIALS - 20.6%
Bank of China Ltd.	1,983	730
China Construction Bank Corp.	1,783	1,244
China Life Insurance Co. Ltd.	262	579
HDFC Bank Ltd.	47	374
Housing Development Finance Corp.	32	397
Industrial & Commercial Bank of China	1,795	1,065
Sberbank of Russia - ADR	69	687
Shinhan Financial Group Co. Ltd.	12	428
Standard Bank Group Ltd.	33	409
Other Securities		14,394

		20,307

HEALTH CARE - 1.0%
Other Securities		1,008

INDUSTRIALS - 6.0%
Other Securities		5,884

INFORMATION TECHNOLOGY - 12.0%
HON HAI Precision Industry Co. Ltd.	266	728
HTC Corp.	22	361
Infosys Technologies Ltd.	13	666
Novatek Microelectronics Corp.	13	33
Samsung Electro-Mechanics Co. Ltd.	2	120
Samsung Electronics Co. Ltd.	3	3,003
Taiwan Semiconductor Manufacturing Co. Ltd.	727	1,820
Tencent Holdings Ltd.	30	599
Other Securities		4,534

		11,864

MATERIALS - 11.6%
AngloGold Ashanti Ltd.	11	485
China Petrochemical Development Corp.	45	40
LG Chem Ltd.	4	527
POSCO Inc.	2	629
Vale SA	36	761
Other Securities		9,034

		11,476

TELECOMMUNICATION SERVICES - 8.0%
America Movil SAB de CV	1,190	1,345
China Mobile Ltd.	179	1,749
China Unicom Hong Kong Ltd.	182	383
Chunghwa Telecom Co. Ltd.	110	363
MTN Group Ltd.	50	887
Other Securities		3,178

		7,905

UTILITIES - 3.1%
Other Securities		3,063

Total Common Stocks (cost $94,797)		88,105

PREFERRED STOCKS - 8.0%

CONSUMER DISCRETIONARY - 0.5%
Hyundai Motor Co.	1	28
Hyundai Motor Co. Ltd.	1	75
Other Securities		376

		479

	Shares/Par (p)	Value

CONSUMER STAPLES - 0.1%
Other Securities		111

ENERGY - 1.5%
Petroleo Brasileiro SA	125	1,440

FINANCIALS - 2.8%
Banco Bradesco SA	57	938
Itau Unibanco Holding SA	68	1,234
Itausa - Investimentos Itau SA	69	414
Other Securities		203

		2,789

INDUSTRIALS - 0.0%
Other Securities		48

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	1	353

MATERIALS - 1.9%
LG Chem Ltd.	—	16
Vale SA	62	1,255
Other Securities		623

		1,894

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		382

UTILITIES - 0.4%
Other Securities		370

Total Preferred Stocks (cost $8,307)		7,866

RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $0)		—

INVESTMENT COMPANIES - 1.8%
Vanguard Emerging Markets Vipers	47	1,809

Total Investment Companies (cost $1,801)		1,809

SHORT TERM INVESTMENTS - 4.0%

Investment Company - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	1,868	1,868

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	1,988	1,988

Treasury Securities - 0.1%
Other Securities		115

Total Short Term Investments (cost $3,971)		3,971

Total Investments - 103.1% (cost $108,876)		101,751
Other Assets and Liabilities, Net - (3.1%)		(3,098)

Total Net Assets - 100.0%		$98,653

JNL/Mellon Capital Management Global Alpha Fund

PURCHASED OPTIONS - 2.0%
U.S. 10yr Future Call Option, Strike Price 109, Expiration 2/27/2012	476	10,532

Total Options (cost $10,171)		10,532

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 96.5%

Commercial Paper - 15.9%
Bank of Nova Scotia, 0.06%, 01/13/12	$10,500	10,500
JPMorgan Chase & Co.
0.01%, 01/06/12	6,000	6,000
0.01%, 01/12/12	4,305	4,305
National Bank of Canada, 0.27%, 03/27/12	17,000	16,989
Nestle Finance France SA, 0.09%, 01/06/12	12,000	12,000
Royal Bank of Canada
0.02%, 01/09/12	10,000	10,000
0.02%, 01/17/12	10,000	10,000
Toyota Motor Credit Corp.
0.06%, 01/17/12	4,000	4,000
0.04%, 01/24/12	8,000	8,000

		81,794

Federal Home Loan Bank - 10.4% (w)
Federal Home Loan Bank, 0.01%, 02/22/12 - 02/24/12	53,800	53,799

		53,799

Federal Home Loan Mortgage Corp. - 3.7% (w)
Federal Home Loan Mortgage Corp.
0.01%, 02/14/12 - 03/26/12	10,700	10,700
0.08%, 03/12/12 - 03/21/12	8,400	8,400

		19,100

Federal National Mortgage Association - 10.8% (w)
Federal National Mortgage Association
0.03%, 02/01/12 - 02/06/12	9,000	9,000
0.01%, 02/09/12 - 03/07/12	26,400	26,399
0.02%, 02/29/12	20,000	19,999

		55,398

Investment Company - 4.3%
JNL Money Market Fund, 0.02% (a) (h)	22,322	22,322

Treasury Securities - 51.4%
U.S. Treasury Bill
0.00%, 02/09/12	$6,000	6,000
0.01%, 02/16/12	72,719	72,718
0.03%, 03/15/12	116,425	116,420
0.01%, 03/22/12 (o)	67,935	67,932
0.04%, 05/17/12	2,000	2,000

		265,070

Total Short Term Investments (cost $497,489)		497,483

Total Investments - 98.5% (cost $507,660)		508,015
Other Assets and Liabilities, Net - 1.5%		7,569

Total Net Assets - 100.0%		$515,584

JNL/Oppenheimer Global Growth Fund* (x)

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 16.3%
Carnival Corp.	258	$8,412
Grupo Televisa SA - GDR (e)	306	6,450
Inditex SA	100	8,230
LVMH Moet Hennessy Louis Vuitton SA	65	9,147
McDonald’s Corp.	121	12,150
McGraw-Hill Cos. Inc.	147	6,628
Tiffany & Co.	149	9,888
Walt Disney Co.	253	9,498
Other Securities		18,933

		89,336

	Shares/Par (p)	Value

CONSUMER STAPLES - 9.6%
Cia de Bebidas das Americas - ADR	200	7,234
Colgate-Palmolive Co.	109	10,078
Fomento Economico Mexicano SAB de CV	1,272	8,893
Nestle SA	124	7,110
Unilever Plc	266	8,932
Other Securities		10,155

		52,402

ENERGY - 3.9%
Technip SA (e)	96	9,049
Total SA (e)	126	6,432
Other Securities		5,765

		21,246

FINANCIALS - 12.8%
Allianz SE	74	7,114
Banco Bilbao Vizcaya Argentaria SA	778	6,727
BM&F Bovespa SA	1,011	5,311
Credit Suisse Group AG (c)	291	6,826
Goldman Sachs Group Inc.	60	5,439
Investor AB - Class B	293	5,469
UBS AG (c)	629	7,488
Other Securities		26,083

		70,457

HEALTH CARE - 10.4%
Aetna Inc.	242	10,225
Amgen Inc.	82	5,264
Bayer AG	103	6,567
WellPoint Inc.	152	10,069
Zimmer Holdings Inc.	127	6,762
Other Securities		18,037

		56,924

INDUSTRIALS - 12.3%
3M Co.	91	7,450
Assa Abloy AB	347	8,710
Embraer SA - ADR	207	5,226
Emerson Electric Co.	106	4,929
European Aeronautic Defence & Space Co. NV	333	10,407
Siemens AG	150	14,327
Other Securities		16,165

		67,214

INFORMATION TECHNOLOGY - 28.3%
Adobe Systems Inc. (c)	232	6,572
Altera Corp.	328	12,166
Automatic Data Processing Inc.	98	5,288
eBay Inc. (c)	570	17,294
Google Inc. (c)	12	7,525
Infosys Technologies Ltd.	129	6,741
Intuit Inc.	220	11,566
Juniper Networks Inc. (c)	295	6,015
Keyence Corp.	23	5,475
Maxim Integrated Products Inc.	338	8,807
Microsoft Corp.	329	8,535
Murata Manufacturing Co. Ltd.	127	6,515
SAP AG	210	11,120
Taiwan Semiconductor Manufacturing Co. Ltd.	2,681	6,711
Telefonaktiebolaget LM Ericsson	2,125	21,733
Other Securities		12,788

		154,851

MATERIALS - 0.8%
Other Securities		4,280

TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	1	7,171

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

UTILITIES - 0.7%
Other Securities		3,962

Total Common Stocks (cost $538,884)		527,843

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	180	8,509

Total Preferred Stocks (cost $8,125)		8,509

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	10,377	10,377

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,829	5,829
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	333	324

		6,153

Total Short Term Investments (cost $16,538)		16,530

Total Investments - 101.0% (cost $563,547)		552,882
Other Assets and Liabilities, Net - (1.0%)		(5,521)

Total Net Assets - 100.0%		$547,361

JNL/PAM Asia ex-Japan Fund* (x)

COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 5.5%
Genting Malaysia Bhd	1,000	$1,208
Hankook Tire Co. Ltd.	48	1,905
SJM Holdings Ltd.	675	1,102
Tata Motors Ltd.	644	1,053
Other Securities		718

		5,986

CONSUMER STAPLES - 3.6%
E-Mart Co. Ltd. (c)	9	2,178
Hengan International Group Co. Ltd.	108	1,010
Other Securities		743

		3,931

ENERGY - 6.9%
Cairn India Ltd. (c)	167	987
China Shenhua Energy Co. Ltd. (e)	259	1,122
CNOOC Ltd. (e)	1,826	3,193
GS Holdings Corp.	30	1,327
Other Securities		827

		7,456

FINANCIALS - 32.9%
Bangkok Bank PCL	514	2,670
Bank of China Ltd.	9,736	3,585
BOC Hong Kong Holdings Ltd.	790	1,872
Cheung Kong Holdings Ltd.	144	1,713
China Construction Bank Corp.	4,862	3,393
China Pacific Insurance Group Co. Ltd.	881	2,508
China Resources Land Ltd. (e)	648	1,041
Chinatrust Financial Holding Co. Ltd.	2,136	1,333
DBS Group Holdings Ltd.	292	2,595
Hana Financial Group Inc.	80	2,480
ICICI Bank Ltd.	130	1,682
KB Financial Group Inc.	50	1,591

	Shares/Par (p)	Value

Mahindra & Mahindra Financial Services Ltd.	85	981
Wharf Holdings Ltd.	331	1,495
Other Securities		6,886

		35,825

HEALTH CARE - 1.3%
Ranbaxy Laboratories Ltd.	185	1,412

INDUSTRIALS - 10.8%
COSCO Pacific Ltd.	1,394	1,628
Hutchison Whampoa Ltd.	252	2,111
Hyundai Engineering & Construction Co. Ltd.	49	2,988
SembCorp Industries Ltd.	861	2,688
Other Securities		2,339

		11,754

INFORMATION TECHNOLOGY - 20.0%
AAC Technologies Holdings Inc.	850	1,909
Chimei Innolux Corp. (c)	2,981	1,201
HON HAI Precision Industry Co. Ltd.	933	2,554
HTC Corp.	86	1,416
Largan Precision Co. Ltd.	55	1,028
Samsung Electronics Co. Ltd.	6	5,884
Shanda Games Ltd. - ADR (e)	256	1,001
Taiwan Semiconductor Manufacturing Co. Ltd.	1,361	3,406
Wistron Corp.	1,229	1,557
Other Securities		1,783

		21,739

MATERIALS - 8.6%
China Resources Cement Holdings Ltd. (e)	2,220	1,655
China Shanshui Cement Group Ltd.	1,501	999
Hindalco Industries Ltd.	694	1,514
Huabao International Holdings Ltd. (e)	2,264	1,157
POSCO Inc.	3	1,051
Taiwan Fertilizer Co. Ltd.	672	1,565
Xingda International Holdings Ltd.	3,114	1,403

		9,344

TELECOMMUNICATION SERVICES - 6.1%
Axiata Group Bhd	1,415	2,294
China Mobile Ltd.	154	1,500
Telekomunikasi Indonesia Tbk PT	1,675	1,302
Other Securities		1,548

		6,644

UTILITIES - 2.3%
China Resources Power Holdings Co. Ltd.	558	1,076
Korea Electric Power Corp. (c)	63	1,397

		2,473

Total Common Stocks (cost $122,322)		106,564

SHORT TERM INVESTMENTS - 5.0%

Investment Company - 0.8%
JNL Money Market Fund, 0.02% (a) (h)	867	867

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	4,508	4,508

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	15	15

		4,523

Total Short Term Investments (cost $5,390)		5,390

Total Investments - 103.0% (cost $127,712)		111,954
Other Assets and Liabilities, Net - (3.0%)		(3,254)

Total Net Assets - 100.0%		$108,700

JNL/PAM China-India Fund

COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 7.8%
Focus Media Holding Ltd. - ADR (c) (e)	269	$5,247
GOME Electrical Appliances Holdings Ltd. (e)	9,008	2,088
Mahindra & Mahindra Ltd.	394	5,063
Sun TV Network Ltd.	676	3,493
Tata Motors Ltd.	2,839	7,115

		23,006

CONSUMER STAPLES - 4.1%
Colgate-Palmolive India Ltd.	356	6,640
ITC Ltd.	1,431	5,423

		12,063

ENERGY - 15.6%
China Petroleum & Chemical Corp.	10,286	10,820
China Shenhua Energy Co. Ltd. (e)	1,774	7,695
CNOOC Ltd.	6,412	11,211
Oil India Ltd.	184	4,123
Reliance Industries Ltd.	909	11,867

		45,716

FINANCIALS - 32.3%
Axis Bank Ltd.	89	1,356
Bank of Baroda	409	5,130
Bank of China Ltd.	50,042	18,428
China Pacific Insurance Group Co. Ltd.	2,523	7,180
China Resources Land Ltd. (e)	2,300	3,696
Evergrande Real Estate Group Ltd. (e)	14,456	5,993
Franshion Properties China Ltd.	19,084	3,686
HDFC Bank Ltd.	1,073	8,625
ICICI Bank Ltd.	731	9,427
Industrial & Commercial Bank of China	23,249	13,799
LIC Housing Finances Ltd.	1,655	6,898
Mahindra & Mahindra Financial Services Ltd.	540	6,208
Ping an Insurance Group Co. of China Ltd.	623	4,104

		94,530

HEALTH CARE - 3.7%
Dr. Reddy’s Laboratories Ltd.	365	10,832

INDUSTRIALS - 2.3%
China Merchants Holdings International Co. Ltd.	230	668
Fosun International Ltd. (e)	4,862	2,541
Mundra Port and Special Economic Zone Ltd.	927	2,096
Sinotrans Shipping Ltd. (e)	6,357	1,547

		6,852

INFORMATION TECHNOLOGY - 10.4%
AAC Technologies Holdings Inc.	412	925
Infosys Technologies Ltd.	335	17,450
Mphasis Ltd.	572	3,237
OnMobile Global Ltd. (c)	577	690
Sohu.com Inc. (c)	91	4,555

	Shares/Par (p)	Value

Travelsky Technology Ltd.	6,898	3,588

		30,445

MATERIALS - 7.1%
China Resources Cement Holdings Ltd. (e)	8,812	6,569
Hindalco Industries Ltd.	2,218	4,839
Huabao International Holdings Ltd. (e)	9,855	5,038
Sterlite Industries India Ltd.	876	1,480
Xingda International Holdings Ltd.	6,274	2,827

		20,753

TELECOMMUNICATION SERVICES - 9.6%
Bharti Airtel Ltd.	455	2,943
China Mobile Ltd.	849	8,292
China Unicom Hong Kong Ltd. (e)	7,279	15,314
Idea Cellular Ltd. (c)	942	1,460

		28,009

UTILITIES - 3.1%
China Resources Power Holdings Co. Ltd.	2,470	4,764
GAIL India Ltd.	587	4,242

		9,006

Total Common Stocks (cost $338,852)		281,212

SHORT TERM INVESTMENTS - 13.3%

Investment Company - 3.9%
JNL Money Market Fund, 0.02% (a) (h)	11,404	11,404

Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	27,464	27,464
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	18	18

		27,482

Total Short Term Investments (cost $38,887)		38,886

Total Investments - 109.3% (cost $377,739)		320,098
Other Assets and Liabilities, Net - (9.3%)		(27,281)

Total Net Assets - 100.0%		$292,817

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.3%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$3,021	$3,089
American Home Mortgage Assets REMIC, 0.48%, 09/25/46 (i)	4,485	2,109
American Money Management Corp., 0.73%, 05/03/18 (i) (r)	492	470
Aquilae CLO Plc, 2.06%, 01/17/23 (i), EUR	2,366	2,779
ARES CLO Funds, 0.77%, 03/12/18 (i) (r)	1,239	1,202
Arran Residential Mortgages Funding Plc
2.66%, 05/16/47 (i) (r), EUR	521	674
2.66%, 11/19/47 (i) (r), EUR	7,828	10,117
2.91%, 11/19/47 (i) (r), EUR	18,700	24,083
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,193
0.47%, 06/10/49 (i) (r)	330	325
5.62%, 06/10/49 (i)	330	333
5.62%, 06/10/49 (i)	2,900	3,110
5.72%, 02/10/51 (i)	2,900	3,173
Banc of America Large Loan Inc. REMIC
2.03%, 11/15/15 (e) (i) (r)	14,903	13,466

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

0.79%, 08/15/29 (i) (r)	906	851
5.61%, 06/24/50 (i) (r)	1,100	1,204
5.64%, 02/17/51 (i) (r)	600	656
Banc of America Mortgage Securities Inc. REMIC, 2.84%, 06/25/35 (i)	331	260
BCAP LLC
5.64%, 03/26/37 (r)	1,600	1,181
5.25%, 08/26/37 (r)	6,200	6,076
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.60%, 05/25/33 (i)	77	73
2.85%, 02/25/34 (i)	571	485
3.21%, 11/25/34 (i)	579	539
2.82%, 01/25/35 (i)	389	312
2.92%, 01/25/35 (i)	1,121	954
2.73%, 03/25/35 (i)	653	502
3.02%, 03/25/35 (i)	86	81
2.22%, 08/25/35 (i)	91	84
2.25%, 08/25/35 (i)	161	138
Bear Stearns Alt-A Trust REMIC
2.52%, 01/25/36 (i)	863	416
2.73%, 08/25/36 (i)	337	141
Bear Stearns Asset Backed Securities Trust REMIC, 1.29%, 10/25/37 (i)	972	537
Bear Stearns Structured Products Inc. REMIC
2.55%, 01/26/36 (i)	956	558
3.62%, 12/26/46 (i)	966	569
Chase Mortgage Finance Corp. REMIC, 2.75%, 02/25/37 (i)	183	154
Chevy Chase Mortgage Funding Corp. REMIC, 0.42%, 05/25/48 (i) (r)	853	375
Citibank Omni Master Trust
2.38%, 05/16/16 (e) (i) (r)	9,000	9,055
3.03%, 08/15/18 (i) (r)	4,400	4,616
Citigroup Mortgage Loan Trust Inc. REMIC
2.70%, 08/25/35 (i)	758	344
2.23%, 09/25/35 (i)	113	100
2.45%, 09/25/35 (i)	151	120
0.37%, 01/25/37 (i)	171	76
0.35%, 05/25/37 (i)	206	197
5.61%, 09/25/37 (i)	2,512	1,416
0.35%, 07/25/45 (i)	487	333
College Loan Corp. Trust, 0.67%, 01/25/24 (i)	800	785
Commercial Mortgage Pass Through Certificates REMIC, 3.16%, 07/10/46 (r)	6,057	6,213
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	60	64
Countrywide Alternative Loan Trust REMIC, 0.46%, 05/25/47 (i)	7,981	4,271
Countrywide Asset-Backed Certificates REMIC
0.54%, 04/25/36 (i)	197	169
0.47%, 07/25/36 (i)	3,308	2,699
0.47%, 09/25/36 (i)	537	421
0.39%, 09/25/37 (i)	114	113
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.80%, 08/25/34 (i)	471	324
4.94%, 11/20/34 (i)	434	359
2.70%, 04/20/35 (i)	556	487
Credit Suisse Mortgage Capital Certificates REMIC
5.86%, 02/25/37 (i)	1,076	548
5.71%, 06/15/39 (i)	4,140	4,346
5.47%, 09/18/39 (r)	1,400	1,543
5.38%, 02/15/40 (r)	1,000	1,088
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.41%, 07/25/37 (i) (r)	280	198

	Shares/Par (p)	Value

CS First Boston Mortgage Securities Corp. REMIC, 2.41%, 04/25/34 (i)	566	507
Cumberland CLO Ltd., 0.69%, 11/10/19 (i) (r)	3,077	2,963
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,069
Deutsche Mortgage Securities Inc., 1.51%, 06/28/47 (i) (r)	535	530
Duane Street CLO, 0.69%, 11/08/17 (i) (r)	970	931
First CLO Ltd., 0.85%, 12/14/16 (i)	558	545
First NLC Trust REMIC, 0.36%, 08/25/37 (i) (r)	435	138
Ford Credit Auto Owner Trust, 2.78%, 05/15/13 (i)	735	736
Fosse Master Issuer Plc REMIC, 1.80%, 10/18/54 (i) (r)	8,100	8,066
Gallatin Funding Ltd., 0.71%, 08/15/17 (i) (r)	1,200	1,153
GMAC Commercial Mortgage Securities In REMIC, 5.24%, 11/10/45 (i)	2,000	2,153
Granite Master Issuer Plc
0.32%, 12/20/54 (i)	958	915
0.38%, 12/20/54 (i)	291	278
0.46%, 12/20/54 (i)	208	198
Granite Mortgages Plc, 1.45%, 09/20/44 (i), GBP	892	1,326
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,330
GS Mortgage Securities Corp. REMIC, 4.59%, 08/10/43 (r)	4,300	4,708
GS Mortgage Securities Corp. II
1.14%, 03/06/20 (i) (r)	390	387
1.32%, 03/06/20 (i) (r)	3,100	3,073
GSR Mortgage Loan Trust REMIC, 2.85%, 01/25/35 (i)	489	408
Harborview Mortgage Loan Trust REMIC, 2.65%, 04/19/34 (i)	697	627
Harvest CLO SA, 2.23%, 03/29/17 (f) (i), EUR	229	288
Hillmark Funding, 0.73%, 05/21/21 (i) (r)	9,000	8,274
Holmes Master Issuer Plc, 2.92%, 10/15/54 (i) (r), EUR	9,600	12,385
HSBC Home Equity Loan Trust REMIC, 0.43%, 03/20/36 (i)	1,557	1,438
Indymac Index Mortgage Loan Trust REMIC
2.63%, 03/25/35 (i)	1,058	903
5.07%, 11/25/35 (i)	1,454	1,070
Indymac Residential Asset Backed Trust REMIC, 0.42%, 04/25/47 (i)	7	7
JP Morgan Mortgage Trust REMIC
2.70%, 08/25/35 (i)	748	512
2.77%, 08/25/35 (i)	530	438
5.38%, 09/25/35 (i)	182	148
5.14%, 07/27/37 (r)	1,191	944
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
2.81%, 07/25/35 (i)	478	427
5.79%, 02/12/51 (i)	4,000	4,404
Katonah Ltd., 0.88%, 09/20/16 (i) (r)	2,413	2,365
Landmark CDO Ltd., 0.83%, 06/01/17 (i) (r)	3,663	3,526
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,756
Lehman Brothers Mortgage Loan Trust REMIC, 0.38%, 06/25/37 (i) (r)	426	163
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,487	1,763
MASTR Adjustable Rate Mortgages Trust REMIC, 2.38%, 12/25/33 (i)	1,184	1,023
MASTR Asset Backed Securities Trust REMIC, 0.37%, 05/25/37 (i)	162	145
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.35%, 07/25/37 (i)	3	2

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Merrill Lynch Mortgage Investors Inc. REMIC
2.27%, 02/25/33 (i)	269	231
2.42%, 02/25/34 (i)	532	479
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	687	555
Morgan Stanley Capital I REMIC
0.35%, 05/25/37 (i)	220	187
5.88%, 06/11/49 (i)	3,200	3,518
Nationstar Home Equity Loan Trust REMIC, 0.35%, 06/25/37 (i)	37	37
Nautique Funding Ltd., 0.65%, 04/15/20 (i) (r)	481	442
Navigare Funding CLO Ltd., 0.74%, 05/20/19 (i) (r)	446	432
NCUA Guaranteed Notes REMIC
0.72%, 10/07/20 (i)	3,667	3,671
0.83%, 12/08/20 (i)	4,485	4,503
Nelnet Student Loan Trust, 1.12%, 07/25/18 (i)	811	812
NYLIM Flatiron CLO Ltd., 0.66%, 08/08/20 (i) (r)	500	467
Penta CLO SA, 1.92%, 06/04/24 (i), EUR	2,614	3,008
Permanent Master Issuer Plc, 2.87%, 07/15/42 (i) (r), EUR	900	1,160
Provident Funding Mortgage Loan Trust REMIC, 2.60%, 08/25/33 (i)	395	386
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,344
6.01%, 12/16/49 (i) (r)	1,700	1,906
Residential Asset Securities Corp. REMIC, 0.40%, 04/25/37 (i)	13	13
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	165	168
Sequoia Mortgage Trust REMIC, 0.48%, 07/20/36 (i)	1,735	1,238
SLM Student Loan Trust
0.87%, 01/25/17 (i)	3,100	3,089
0.53%, 04/25/17 (i)	145	145
1.93%, 12/15/17 (i) (r)	1,602	1,606
1.92%, 04/25/23 (i)	8,598	8,796
1.84%, 10/25/23 (i), EUR	2,700	3,147
2.35%, 04/15/39 (i) (r)	3,271	3,279
4.50%, 11/16/43 (i) (r)	5,853	5,549
REMIC, 0.46%, 04/25/19 (i)	6,300	6,087
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.48%, 02/25/34 (i)	871	788
5.50%, 12/25/34 (i)	964	868
Structured Asset Mortgage Investments Inc. REMIC, 0.94%, 10/19/34 (i)	44	36
Structured Asset Securities Corp. REMIC, 0.43%, 05/25/47 (i)	1,900	1,260
Swan, 5.75%, 04/25/41 (i), AUD	605	619
Symphony CLO Ltd., 0.70%, 05/15/19 (i) (r)	2,200	2,061
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	85
Thornburg Mortgage Securities Trust REMIC
0.39%, 03/25/37 (i)	1,380	1,364
0.39%, 03/25/37 (i)	674	668
Vornado DP LLC, 4.00%, 09/13/28 (r)	4,600	4,925
Wachovia Bank Commercial Mortgage Trust REMIC
0.36%, 06/15/20 (i) (r)	865	774
0.37%, 09/15/21 (i) (r)	2,951	2,805
5.09%, 08/15/41 (i)	1,000	1,070
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.15%, 12/25/35 (i)	433	354

	Shares/Par (p)	Value

Washington Mutual Mortgage Pass-Through Certificates REMIC
2.24%, 03/25/33 (i)	160	146
2.58%, 06/25/33 (i)	534	509
2.56%, 09/25/33 (i)	591	562
5.55%, 08/25/35 (i)	448	369
1.21%, 08/25/46 (i)	6,061	3,377
0.98%, 05/25/47 (i)	707	404
Wells Fargo Mortgage Backed Securities Trust REMIC
2.66%, 12/25/34 (i)	542	508
2.68%, 04/25/36 (i)	1,829	1,386
Wind River CLO Ltd., 0.89%, 12/19/16 (i) (r)	660	628
Wood Street CLO BV, 1.99%, 03/29/21 (i) (r), EUR	514	621

Total Non-U.S. Government Agency Asset- Backed Securities (cost $320,625)		306,618

CORPORATE BONDS AND NOTES - 18.4%

CONSUMER DISCRETIONARY - 0.6%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	400	467
Videotron Ltee, 6.88%, 01/15/14 (e)	848	850
Volkswagen International Finance NV, 1.03%, 10/01/12 (i) (r)	15,500	15,484

		16,801

CONSUMER STAPLES - 0.7%
Wesfarmers Ltd., 2.98%, 05/18/16 (r)	18,700	18,849

ENERGY - 0.7%
Gaz Capital SA
7.34%, 04/11/13 (r)	300	312
5.09%, 11/29/15 (e) (r)	1,600	1,619
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	5,000	5,112
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	8,200	8,448
Petroleos Mexicanos
5.50%, 01/21/21 (e)	1,200	1,302
6.50%, 06/02/41 (e)	1,500	1,688

		18,481

FINANCIALS - 15.6%
ABN Amro Bank NV, 2.20%, 01/30/14 (e) (i) (r)	8,600	8,388
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	2,432	2,552
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	8,512
Ally Financial Inc.
3.65%, 02/11/14 (i)	11,800	11,153
3.96%, 06/20/14 (e) (i)	700	655
8.30%, 02/12/15 (e)	1,500	1,582
American Express Bank FSB, 0.42%, 05/29/12 (i)	800	799
American International Group Inc.
5.05%, 10/01/15	1,200	1,162
5.85%, 01/16/18	1,100	1,076
8.25%, 08/15/18	1,000	1,059
8.18%, 05/15/58 (e) (i)	4,700	4,183
ANZ National International Ltd., 0.92%, 08/19/14 (i) (r)	2,000	2,009
Australia & New Zealand Banking Group Ltd., 0.84%, 06/18/12 (i) (r)	5,000	4,999
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	3,915
Banco Santander Brazil SA, 2.66%, 03/18/14 (i) (r)	4,900	4,668
Bank of America Corp., 5.38%, 06/15/14 (e)	600	597

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,701
Barclays Bank Plc, 6.05%, 12/04/17 (r)	2,000	1,809
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	6,300	6,072
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,615
Citigroup Inc.
5.25%, 02/27/12 (e)	1,300	1,306
5.30%, 10/17/12	1,000	1,016
1.31%, 02/15/13 (i)	29,100	28,558
5.50%, 04/11/13	1,200	1,225
7.38%, 06/16/14, EUR	3,600	4,974
0.72%, 11/05/14 (e) (i)	800	729
Commonwealth Bank of Australia
0.81%, 07/12/13 (i) (r)	14,700	14,693
1.07%, 06/25/14 (i) (r)	3,800	3,820
0.84%, 09/17/14 (i) (r)	3,800	3,800
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,015
Credit Suisse New York, 1.36%, 01/14/14 (i)	11,700	11,324
Dexia Credit Local
0.93%, 03/05/13 (e) (i) (r)	3,100	2,934
0.91%, 04/29/14 (i) (r)	18,700	16,965
Ford Motor Credit Co. LLC
7.80%, 06/01/12 (e)	4,350	4,443
7.50%, 08/01/12	3,300	3,406
7.00%, 10/01/13 (e)	3,800	4,029
8.00%, 06/01/14	900	980
Goldman Sachs Group Inc., 1.76%, 11/15/14 (i), EUR	3,200	3,681
HSBC Finance Corp.
0.76%, 07/19/12 (i)	1,200	1,182
1.58%, 04/05/13 (i), EUR	2,600	3,250
ING Bank NV
1.03%, 01/13/12 (e) (i) (r)	7,700	7,699
1.72%, 10/18/13 (e) (i) (r)	4,100	3,981
1.94%, 06/09/14 (i) (r)	19,500	18,677
International Lease Finance Corp.
6.38%, 03/25/13 (e)	700	696
5.63%, 09/20/13	1,100	1,075
6.63%, 11/15/13 (e)	500	497
6.50%, 09/01/14 (r)	1,000	1,022
6.75%, 09/01/16 (r)	900	922
7.13%, 09/01/18 (r)	1,700	1,759
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,340
Lehman Brothers Holdings Inc.
0.00%, 09/26/14 (c) (d)	200	53
0.00%, 05/02/18 (c) (d)	1,200	318
0.00%, 09/27/27 (c) (d)	100	26
Macquarie Bank Ltd.
2.60%, 01/20/12 (r)	900	901
4.10%, 12/17/13 (e)	27,200	28,837
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (r), EUR	471	607
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	204
Merrill Lynch & Co. Inc.
0.76%, 06/05/12 (i)	1,000	981
6.05%, 08/15/12 (e)	16,100	16,332
2.15%, 09/27/12 (i), EUR	600	752
1.85%, 01/31/14 (i), EUR	2,200	2,507
2.03%, 07/22/14 (i), EUR	200	223
Morgan Stanley
1.81%, 03/01/13 (i), EUR	2,100	2,577
2.95%, 05/14/13 (i)	2,600	2,497
1.78%, 11/29/13 (i), EUR	6,300	7,481
0.88%, 01/09/14 (e) (i)	5,300	4,795
0.88%, 10/15/15 (i)	1,000	841
0.85%, 10/18/16 (i)	1,000	802
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,700	1,775

	Shares/Par (p)	Value

1.08%, 07/08/14 (i) (r)	1,900	1,907
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,773
Nordea Bank AB, 1.30%, 01/14/14 (i) (r)	16,600	16,072
Pacific Life Global Funding, 5.15%, 04/15/13 (r)	500	522
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,091
Racers Trust, 0.81%, 07/25/17 (f) (i) (r)	986	962
Royal Bank of Scotland Plc
0.78%, 03/30/12 (i) (r)	18,800	18,797
1.32%, 04/23/12 (i)	400	401
2.92%, 08/23/13 (i)	19,700	18,939
Santander US Debt SA Unipersonal, 1.38%, 03/30/12 (i) (r)	12,700	12,677
SLM Corp.
5.38%, 01/15/13	400	403
5.05%, 11/14/14 (e)	600	592
Svenska Handelsbanken AB, 1.54%, 09/14/12 (i) (r)	4,300	4,320
Toronto-Dominion Bank, 1.63%, 09/14/16 (e) (r)	200	197
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,617
Turkiye Garanti Bankasi A/S, 2.91%, 04/20/16 (i) (r)	1,100	990
UBS AG, 2.25%, 08/12/13	7,100	7,037
Wachovia Bank NA, 0.81%, 11/03/14 (i)	500	471
Wachovia Corp., 1.61%, 02/13/14 (i), EUR	3,200	3,998
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	1,300	1,393
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,691
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,717

		422,580

HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20 (e)	4,700	4,959

INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,056

MATERIALS - 0.1%
Dow Chemical Co., 4.85%, 08/15/12	1,000	1,023
Rexam Plc, 6.75%, 06/01/13 (r)	700	738

		1,761

TELECOMMUNICATION SERVICES - 0.3%
TDC A/S, 3.50%, 02/23/15, EUR	3,200	4,280
Telefonica Emisiones SAU, 0.76%, 02/04/13 (i)	4,641	4,463

		8,743

UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	4,988	4,967

Total Corporate Bonds and Notes (cost $506,918)		498,197

GOVERNMENT AND AGENCY OBLIGATIONS - 94.3%

GOVERNMENT SECURITIES - 93.1%
Federal Home Loan Mortgage Corp. - 1.2% (w)
Federal Home Loan Mortgage Corp., 0.25%, 03/21/13 (i)	31,300	31,325
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,381
1.25%, 03/14/14	7,100	7,219
5.38%, 04/11/22	1,100	1,114

		29,714
Municipals - 0.2%
Illinois Student Assistance Commission, 0.90%, 04/25/17 (i)	759	754

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

North Carolina State Education Authority, 0.79%, 10/26/20	4,658	4,626
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	343
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	717
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	144

		6,584

Sovereign - 2.8%
Australia Government Bond
3.00%, 09/20/25, AUD	20,900	27,530
2.50%, 09/20/30, AUD	1,900	2,343
Canadian Government Bond, 2.75%, 09/01/16, CAD	6,500	6,805
Instituto de Credito Oficial, 3.15%, 03/25/14 (i), EUR	12,800	15,483
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100	7,402
United Kingdom Treasury Bond, 4.75%, 12/07/30, GBP	8,300	16,722

		76,285

Treasury Inflation Index Securities - 87.4%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	12,300	23,358
Canadian Government Inflation Indexed Note
3.00%, 12/01/36 (n), CAD	1,583	2,530
2.00%, 12/01/41 (n), CAD	1,466	2,057
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/16 - 09/15/21 (n), EUR	22,594	23,736

U.S. Treasury Inflation Indexed Note
2.00%, 04/15/12 (n) (o)	47,199	47,405
2.00%, 04/15/12 - 01/15/16, TBA (g) (n)	126,696	134,686
3.00%, 07/15/12 (n)	7,241	7,396
3.00%, 07/15/12, TBA (g) (n)	51,120	52,219
0.63%, 04/15/13 - 07/15/21, TBA (g) (n)	196,680	209,133
0.63%, 04/15/13 - 07/15/21 (n)	28,107	28,806
1.88%, 07/15/13 - 07/15/19 (n)	57,521	61,977
1.88%, 07/15/13 - 07/15/15, TBA (g) (n)	100,550	105,644
2.00%, 01/15/14 - 01/15/26 (n)	100,401	118,649
1.25%, 04/15/14 - 07/15/20, TBA (g) (n)	67,976	73,727
1.25%, 04/15/14 - 07/15/20 (n)	15,316	16,880
1.63%, 01/15/15 (n)	16,127	17,393
1.63%, 01/15/15, TBA (g) (n)	48,492	52,300
0.50%, 04/15/15 (n)	22,045	23,067
0.50%, 04/15/15, TBA (g) (n)	22,042	23,063
0.13%, 04/15/16, TBA (g) (n)	92,911	96,859
0.13%, 04/15/16 (n) (o)	44,314	46,197
2.63%, 07/15/17 (n)	8,303	9,884
2.63%, 07/15/17, TBA (g) (n)	25,014	29,777
1.63%, 01/15/18 (n) (o)	63,875	72,737
1.38%, 01/15/20 (n) (o)	92,559	105,387
1.38%, 01/15/20, TBA (g) (n)	20,823	23,709
1.13%, 01/15/21 (n)	15,785	17,604
2.38%, 01/15/25 - 01/15/27 (n)	147,170	189,537
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	120,812	153,932
1.75%, 01/15/28 (n) (o)	81,729	98,286
3.63%, 04/15/28 (n) (o)	75,567	112,359
2.50%, 01/15/29 (n) (o)	40,707	54,309
2.50%, 01/15/29, TBA (g) (n)	40,596	54,161
3.88%, 04/15/29 (n)	32,918	51,292
3.88%, 04/15/29, TBA (g) (n)	33,326	51,929
2.13%, 02/15/40 - 02/15/41 (n)	42,589	57,365
2.13%, 02/15/40 - 02/15/41, TBA (g) (n)	83,026	111,982

	Shares/Par (p)	Value

United Kingdom Inflation Linked Treasury Bond, 1.88%, 11/22/22 (n), GBP	5,902	11,712
		2,373,044

U.S. Treasury Securities - 0.4%
U.S. Treasury Note
3.13%, 05/15/21, TBA (g)	2,600	2,903
2.00%, 11/15/21, TBA (g)	7,300	7,383

		10,286

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%

Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
2.11%, 07/01/36 (i)	489	511
2.26%, 09/01/36 (i)	491	515
2.46%, 10/01/36 (i)	425	452
REMIC, 0.73%, 08/15/33 (i)	6,972	6,959
REMIC, 1.40%, 10/25/44 (i)	683	666
REMIC, 1.42%, 02/25/45 (i)	508	484

		9,587

Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	6,846	7,304
2.22%, 11/01/35 (i)	132	137
5.61%, 03/01/36 (i)	318	341
5.82%, 06/01/36 (i)	127	138
REMIC, 0.35%, 07/25/37 (i)	432	413
REMIC, 0.97%, 02/25/41 (i)	7,127	7,191

		15,524

Government National Mortgage Association - 0.2%
Government National Mortgage Association REMIC, 0.58%, 03/20/37 (i)	6,551	6,544

Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,267	1,413

Total Government and Agency Obligations (cost $2,542,336)		2,560,306

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	528

Total Preferred Stocks (cost $500)		528

SHORT TERM INVESTMENTS - 34.8%

Certificates of Deposit - 0.8%
Banco do Brasil, 1.16%, 01/17/12	$3,300	3,298
Itau Unibanco NY, 1.69%, 03/02/12	17,800	17,757

		21,055

Federal Home Loan Bank - 2.1% (w)
Federal Home Loan Bank, 0.02%, 05/30/12	57,100	57,095

Federal Home Loan Mortgage Corp. - 9.6% (w)
Federal Home Loan Mortgage Corp.
0.05%, 05/07/12	5,800	5,800
0.07%, 05/21/12 - 06/25/12	143,488	143,468
0.04%, 05/30/12	93,600	93,592
0.02%, 06/04/12	18,200	18,198

		261,058

Federal National Mortgage Association - 15.5% (w)
Federal National Mortgage Association
0.05%, 05/09/12	287,800	287,780
0.08%, 06/20/12	134,212	134,193

		421,973

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Investment Company - 0.2%
JNL Money Market Fund, 0.02% (a) (h)	4,862	4,862

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	84,046	84,046

Treasury Securities - 3.5%
Japan Treasury Bill
0.00%, 02/06/12, JPY	6,710,000	87,169
0.00%, 02/13/12, JPY	600,000	7,794

		94,963

Total Short Term Investments (cost $945,640)		945,052

Total Investments - 158.8% (cost $4,316,020)		4,310,701
Total Forward Sales Commitments - (1.1%) (proceeds $28,195)		(29,577)
Other Assets and Liabilities, Net - (57.7%) (o)		(1,566,070)

Total Net Assets - 100.0%		$2,715,054

FORWARD SALES COMMITMENTS - 1.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%

GOVERNMENT SECURITIES - 1.1%
Treasury Inflation Index Securities - 1.0%
U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/41 (n)	$19,748	$26,674
U.S. Treasury Securities - 0.1%
U.S. Treasury Note, 3.13%, 05/15/21	2,600	2,903

Total Forward Sales Commitments - 1.1% (proceeds $28,195)		$29,577

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.8%
Access Group Inc., 1.72%, 10/27/25 (i)	$6,245	$6,271
American Home Mortgage Investment Trust REMIC, 2.29%, 02/25/45 (i)	324	238
Amortizing Residential Collateral Trust REMIC, 0.87%, 07/25/32 (i)	15	12
Arran Residential Mortgages Funding Plc
2.66%, 05/16/47 (i) (r), EUR	1,173	1,516
2.90%, 05/16/47 (r), EUR	4,800	6,175
Asset Backed Securities Corp. Home Equity REMIC, 0.57%, 09/25/34 (i)	294	260
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,239
5.62%, 06/10/49 (i)	2,830	3,035
Banc of America Funding Corp. REMIC, 2.69%, 05/25/35 (i)	430	417
Banc of America Large Loan Inc. REMIC, 2.03%, 11/15/15 (i) (r)	2,293	2,072
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	41	41
6.50%, 09/25/33	23	24
BCAP LLC
5.25%, 02/26/36 (r)	3,236	3,226
5.64%, 03/26/37 (r)	500	369
5.25%, 05/26/37 (r)	12,360	10,043
5.25%, 08/26/37 (r)	7,800	7,644
Bear Stearns Adjustable Rate Mortgage REMIC
3.08%, 11/25/30 (i)	2	2

	Shares/Par (p)	Value

2.82%, 02/25/33 (i)	12	10
5.68%, 02/25/33 (i)	10	10
2.72%, 04/25/33 (i)	68	59
2.85%, 01/25/34 (i)	267	247
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.73%, 11/25/34 (i)	1,326	1,033
3.21%, 11/25/34 (i)	372	346
3.02%, 03/25/35 (i)	2,983	2,808
Bear Stearns Alt-A Trust REMIC
2.59%, 05/25/35 (i)	645	470
2.77%, 09/25/35 (i)	406	256
Bear Stearns Asset Backed Securities Trust REMIC, 0.54%, 04/25/37 (i)	5,300	1,541
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (i)	700	787
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44 (e)	300	316
Bear Stearns Structured Products Inc. REMIC
2.55%, 01/26/36 (i)	1,195	697
3.62%, 12/26/46 (i)	664	391
Chase Issuance Trust, 2.05%, 09/15/15 (i)	12,800	13,104
Chase Mortgage Finance Corp. REMIC, 5.34%, 12/25/35 (i)	5,914	5,337
Citigroup Mortgage Loan Trust Inc. REMIC
2.58%, 10/25/35 (i)	170	139
0.35%, 07/25/45 (i)	1,218	833
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,277
Countrywide Alternative Loan Trust REMIC, 0.47%, 05/25/47 (i)	810	411
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.75%, 11/25/34 (i)	937	673
2.74%, 02/20/35 (i)	1,574	1,203
5.75%, 12/25/35	9,055	7,549
2.59%, 02/20/36 (i)	217	147
Credit Suisse Mortgage Capital Certificates REMIC
5.66%, 03/15/39 (i)	200	215
5.70%, 09/15/40 (i)	7,800	8,138
CS First Boston Mortgage Securities Corp. REMIC, 0.88%, 03/25/32 (i) (r)	22	17
CVS Pass-Through Trust, 6.94%, 01/10/30	365	405
Equity One ABS Inc., 0.85%, 11/25/32 (i)	140	113
European Loan Conduit, 1.61%, 05/15/19 (i), EUR	272	287
First American Alternative Mortgage Securities REMIC, 2.25%, 09/25/35 (i)	500	298
First Horizon Asset Securities Inc. REMIC
2.64%, 10/25/35 (i)	3,139	2,263
5.55%, 02/25/36 (i)	3,558	2,993
Galaxy CLO Ltd., 0.68%, 04/17/17 (i) (r)	3,631	3,526
Granite Master Issuer Plc
0.37%, 12/17/54 (i)	2,411	2,301
0.38%, 12/20/54 (e) (i)	13,678	13,050
1.36%, 12/20/54 (i), EUR	5,030	6,218
REMIC, 0.42%, 12/20/54 (i) (r)	1,102	1,052
GreenPoint Mortgage Funding Trust REMIC, 0.37%, 01/25/47 (i)	91	86
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,082
4.80%, 08/10/42 (i)	100	107
GS Mortgage Securities Corp. II, 1.14%, 03/06/20 (i) (r)	1,531	1,519
GSR Mortgage Loan Trust REMIC
2.68%, 09/25/35 (i)	1,981	1,723

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

5.09%, 11/25/35 (i)	892	776
Harborview Mortgage Loan Trust REMIC
0.50%, 05/19/35 (i)	176	93
2.77%, 07/19/35 (i)	814	526
HSBC Home Equity Loan Trust REMIC, 0.57%, 01/20/34 (i)	1,132	1,030
IndyMac ARM Trust REMIC, 1.79%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.41%, 01/25/36 (i)	828	445
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	4,827
5.34%, 05/15/47	1,900	2,015
5.44%, 06/12/47 (e)	11,300	12,111
5.42%, 01/15/49	6,400	6,919
5.79%, 02/12/51 (i)	14,500	15,966
5.88%, 02/15/51 (i)	700	760
JPMorgan Mortgage Trust REMIC
5.02%, 02/25/35 (i)	261	253
5.75%, 01/25/36	366	336
Long Beach Mortgage Loan Trust REMIC, 0.85%, 10/25/34 (i)	34	25
MASTR Asset Backed Securities Trust REMIC
0.34%, 01/25/37 (i)	517	114
0.37%, 05/25/37 (i)	185	166
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	167	156
0.76%, 06/15/30 (i)	327	286
Merrill Lynch Mortgage Investors Inc. REMIC
2.20%, 05/25/33 (i)	613	540
0.50%, 02/25/36 (i)	414	267
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.96%, 08/12/49 (i)	10,700	11,613
5.49%, 03/12/51 (i)	1,500	1,578
Mid-State Trust REMIC, 8.33%, 04/01/30	7	7
MLCC Mortgage Investors Inc. REMIC
1.27%, 10/25/35 (i)	189	149
0.54%, 11/25/35 (i)	332	249
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.33%, 01/25/37 (i)	65	64
Morgan Stanley Capital I REMIC
0.34%, 10/15/20 (i) (r)	157	157
5.81%, 12/12/49 (e)	100	110
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (i) (r)	800	897
Prime Mortgage Trust REMIC
0.69%, 02/25/19 (i)	5	5
0.69%, 02/25/34 (i)	60	56
RBSSP Resecuritization Trust, 0.54%, 02/26/37 (i) (r)	4,350	3,589
Securitized Asset Backed Receivables LLC Trust REMIC, 0.35%, 12/25/36 (i)	337	74
Sequoia Mortgage Trust REMIC, 0.63%, 10/19/26 (i)	59	50
SLM Student Loan Trust
0.72%, 01/25/15 (i)	80	80
2.93%, 12/16/19 (i) (r)	1,000	1,017
1.92%, 04/25/23 (i)	9,805	10,031
Structured Asset Mortgage Investments Inc. REMIC
0.94%, 09/19/32 (i)	68	56
0.53%, 07/19/35 (i)	814	667
0.42%, 03/25/37 (i)	1,505	744
Structured Asset Securities Corp. REMIC
2.55%, 02/25/32 (i)	2	2
0.87%, 01/25/33 (i)	9	8

	Shares/Par (p)	Value

Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	490	566
Wachovia Bank Commercial Mortgage Trust REMIC
0.36%, 06/15/20 (i) (r)	1,545	1,382
0.37%, 09/15/21 (i) (r)	4,525	4,302
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
1.61%, 08/25/42 (i)	156	124
1.41%, 11/25/42 (i)	86	67
0.58%, 10/25/45 (i)	174	125
Wells Fargo Mortgage Backed Securities Trust REMIC
2.95%, 01/25/35 (i)	762	700
2.67%, 03/25/36 (i)	847	654
2.67%, 03/25/36 (i)	6,060	4,537
2.70%, 04/25/36 (i)	4,663	3,574

Total Non-U.S. Government Agency Asset-Backed Securities (cost $225,252)		224,467

CORPORATE BONDS AND NOTES - 26.5%

CONSUMER DISCRETIONARY - 0.1%
Comcast Corp.
5.88%, 02/15/18	400	462
6.45%, 03/15/37	400	485
Daimler Finance North America LLC, 1.74%, 09/13/13 (i) (r)	2,200	2,172
Volkswagen International Finance NV, 1.19%, 04/01/14 (i) (r)	400	392

		3,511

CONSUMER STAPLES - 0.6%
Altria Group Inc., 4.13%, 09/11/15	2,500	2,714
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18 (e)	100	115
Campbell Soup Co., 4.50%, 02/15/19 (e)	6,800	7,647
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,065
6.13%, 02/01/18	1,400	1,641
6.88%, 02/01/38	600	795
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,419
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e) (r)	4,000	3,980

		21,376

ENERGY - 1.7%
El Paso Corp.
8.05%, 10/15/30 (e)	600	699
7.80%, 08/01/31	800	922
Gaz Capital SA
6.21%, 11/22/16 (r)	300	311
9.25%, 04/23/19	7,900	9,392
Gazprom International SA, 7.20%, 02/01/20	91	96
Gazprom OAO, 9.63%, 03/01/13	200	213
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	7,312
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,560
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	907
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (r)	1,000	1,030
Peabody Energy Corp., 7.88%, 11/01/26	500	536
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,423
8.38%, 12/10/18 (e)	700	850
7.88%, 03/15/19	16,800	20,054

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,109
5.50%, 01/21/21 (e)	6,900	7,486
Petroleum Export Ltd. Term Loan B, 5.00%, 12/20/12 (f) (i)	1,836	1,827
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	532
Total Capital SA, 4.45%, 06/24/20	1,000	1,114
Transocean Inc., 4.95%, 11/15/15	700	715

		67,088

FINANCIALS - 20.4%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,474
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	2,006
Ally Financial Inc.
6.88%, 08/28/12	2,400	2,430
7.50%, 12/31/13	10,000	10,275
3.65%, 02/11/14 (i)	700	662
4.50%, 02/11/14	100	96
8.30%, 02/12/15 (e)	5,800	6,119
7.50%, 09/15/20 (e)	1,900	1,919
8.00%, 11/01/31 (e)	10,000	9,650
American Express Bank FSB
5.50%, 04/16/13	2,700	2,822
6.00%, 09/13/17	300	340
American Express Centurion Bank, 6.00%, 09/13/17	300	339
American Express Co., 7.00%, 03/19/18 (e)	2,100	2,538
American General Finance Corp., 4.88%, 07/15/12	500	480
American International Group Inc.
5.05%, 10/01/15	200	194
5.85%, 01/16/18	21,000	20,538
8.25%, 08/15/18 (e)	10,100	10,691
6.25%, 05/01/36 (e)	6,800	6,088
6.25%, 03/15/37 (e) (i)	800	579
8.18%, 05/15/58 (e) (i)	4,400	3,916
ANZ National International Ltd., 6.20%, 07/19/13 (e) (r)	2,200	2,334
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	19,353
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,394
Banco Santander Brazil SA, 2.66%, 03/18/14 (i) (r)	4,100	3,906
Banco Santander Chile SA, 1.66%, 04/20/12 (i) (r)	4,500	4,501
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,281
6.50%, 08/01/16 (e)	10,500	10,574
6.00%, 09/01/17	1,700	1,660
5.65%, 05/01/18	9,300	8,861
Bank of America NA
0.83%, 06/15/16 (i)	700	565
6.00%, 10/15/36	600	499
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	830
Bank of India, 6.25%, 02/16/21	3,100	2,961
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,866
Bank of Nova Scotia, 1.65%, 10/29/15 (e) (r)	2,200	2,197
Barclays Bank Plc
5.45%, 09/12/12 (e)	10,700	10,931
2.38%, 01/13/14 (e)	5,200	5,090
5.00%, 09/22/16 (e)	10,600	10,978
1.68%, 05/30/17 (i), EUR	1,000	1,194
6.05%, 12/04/17 (r)	1,600	1,447

	Shares/Par (p)	Value

BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,176
6.50%, 03/10/21 (r)	2,400	2,313
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (r)	4,100	2,706
BPCE SA, 2.38%, 10/04/13 (r)	900	872
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,069
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	797
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	9,800	9,788
Citigroup Inc.
5.50%, 08/27/12	1,500	1,524
5.63%, 08/27/12	1,000	1,015
5.30%, 10/17/12	600	610
5.50%, 04/11/13	13,900	14,191
5.85%, 07/02/13	400	411
5.50%, 10/15/14	10,900	11,206
4.88%, 05/07/15	3,500	3,457
6.00%, 08/15/17	4,000	4,192
8.50%, 05/22/19	1,000	1,177
6.13%, 08/25/36	1,700	1,471
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	2,300	2,305
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	11,625
Credit Suisse New York, 2.20%, 01/14/14 (e)	1,900	1,879
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (r)	2,300	2,315
Deutsche Bank AG London, 6.00%, 09/01/17 (e)	2,900	3,239
Enel Finance International SA, 6.25%, 09/15/17 (r)	4,700	4,486
European Investment Bank
4.63%, 04/15/20, EUR	300	438
3.63%, 01/15/21, EUR	300	408
Export-Import Bank of Korea
1.05%, 03/03/12 (r), SGD	5,600	4,316
5.88%, 01/14/15	9,700	10,403
5.13%, 06/29/20	1,400	1,466
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000	5,179
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (e) (r)	7,400	7,233
Fifth Third Bancorp
0.98%, 12/20/16 (i)	1,400	1,234
8.25%, 03/01/38 (e)	10,200	12,483
Ford Motor Credit Co. LLC
7.50%, 08/01/12 (e)	2,800	2,890
7.00%, 10/01/13 (e)	500	530
7.00%, 04/15/15 (e)	1,900	2,042
5.63%, 09/15/15 (e)	3,900	4,036
5.88%, 08/02/21 (e)	300	313
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	651
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,127
10.50%, 03/25/14	300	338
General Electric Capital Corp.
6.88%, 01/10/39	30,200	36,181
5.50%, 09/15/67 (r), EUR	6,100	6,158
6.38%, 11/15/67 (i)	3,200	3,152
Goldman Sachs Group Inc.
1.88%, 02/04/13 (i), EUR	20,300	25,199
1.82%, 05/23/16 (i), EUR	2,600	2,804
6.25%, 09/01/17 (e)	4,400	4,600
5.95%, 01/18/18 (e)	1,200	1,229
6.15%, 04/01/18	600	619
6.75%, 10/01/37	6,300	5,862

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	5,488
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	1,970
HSBC Holdings Plc 5.10%, 04/05/21	29,900	31,772
6.50%, 05/02/36	500	505
6.50%, 09/15/37	700	691
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	12,922
ING Bank NV, 1.38%, 03/30/12 (i) (r)	21,700	21,648
International Lease Finance Corp. 5.55%, 09/05/12	4,200	4,179
5.75%, 05/15/16 (e)	700	649
6.75%, 09/01/16 (r)	1,900	1,947
JPMorgan Chase & Co. 7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,472
1.65%, 09/26/13 (i), EUR	100	126
3.15%, 07/05/16 (e)	4,000	4,019
6.00%, 01/15/18	1,200	1,339
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,410
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	300
Korea Development Bank, 8.00%, 01/23/14	1,200	1,320
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,995
Kreditanstalt fuer Wiederaufbau, 2.00%, 09/07/16, EUR	5,500	7,246
LBG Capital No.1 Plc 8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	138
7.87%, 12/17/19, GBP	1,900	2,184
6.44%, 05/23/20, EUR	3,100	2,716
LBG Capital No.2 Plc 15.00%, 12/21/19, GBP	1,200	1,947
8.88%, 02/07/20, EUR	1,200	1,196
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500	4,539
Lehman Brothers Holdings Inc. 0.00%, 11/24/08 (c) (d)	4,800	1,224
0.00%, 12/23/08 (c) (d)	200	51
0.00%, 04/03/09 (c) (d)	600	153
0.00%, 11/10/09 (c) (d)	900	229
0.00%, 11/16/09 (c) (d)	400	102
0.00%, 05/25/10 (c) (d)	1,100	280
0.00%, 07/18/11 (c) (d)	1,100	280
0.00%, 01/24/13 (c) (d)	1,600	420
0.00%, 09/26/14 (c) (d)	1,700	448
0.00%, 05/02/18 (c) (d)	1,000	265
Lloyds TSB Bank Plc, 4.88%, 01/21/16 (e)	3,400	3,314
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	26,829
Merrill Lynch & Co. Inc. 6.05%, 08/15/12 (e)	600	609
6.40%, 08/28/17	1,900	1,840
MetLife Inc., 6.40%, 12/15/36 (e) (i)	500	473
Morgan Stanley 2.95%, 05/14/13 (i)	4,000	3,841
6.25%, 08/28/17 (e)	1,200	1,174
5.95%, 12/28/17	1,800	1,715
7.30%, 05/13/19 (e)	200	204
MUFG Capital Finance Ltd., 6.30%, (callable at 100 beginning 01/25/17) (m), GBP	1,200	1,746
National Australia Bank Ltd. 5.35%, 06/12/13 (r)	1,900	1,984
1.37%, 07/25/14 (e) (i) (r)	2,300	2,285
National Bank of Canada, 2.20%, 10/19/16 (e) (r)	400	403
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,471

	Shares/Par (p)	Value

Nationwide Life Global Funding I, 5.45%, 10/02/12 (e) (r)	16,200	16,565
Nordea Bank AB, 2.13%, 01/14/14 (r)	900	883
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	16,824
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	979
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900	958
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,784
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	421
Regions Bank, 7.50%, 05/15/18	29,300	29,007
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (r)	300	298
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,315
Royal Bank of Scotland Plc 4.88%, 08/25/14 (r)	400	391
3.95%, 09/21/15 (e)	500	469
2.44%, 01/28/16 (i), EUR	500	460
4.38%, 03/16/16	9,000	8,586
1.28%, 04/11/16 (i)	600	415
1.18%, 10/14/16 (i)	800	546
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,507
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	944
Santander US Debt SA Unipersonal 1.38%, 03/30/12 (i) (r)	13,100	13,077
2.99%, 10/07/13 (r)	8,800	8,413
SLM Corp. 5.13%, 08/27/12 (e)	500	503
3.13%, 09/17/12, EUR	2,500	3,182
1.76%, 06/17/13 (i), EUR	1,250	1,528
6.25%, 01/25/16	100	97
8.45%, 06/15/18	3,400	3,502
8.00%, 03/25/20 (e)	1,100	1,111
5.63%, 08/01/33	800	597
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	1,368
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,473
State Street Capital Trust III, 5.54%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,672
State Street Capital Trust IV, 1.55%, 06/15/37 (i)	200	132
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	6,431
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (r)	6,000	6,070
Svenska Handelsbanken AB, 1.54%, 09/14/12 (i) (r)	17,000	17,079
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	507
Temasek Financial I Ltd., 4.30%, 10/25/19 (r)	1,800	1,933
TNK-BP Finance SA, 6.13%, 03/20/12 (r)	300	303
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (r)	800	964
UBS AG 1.60%, 02/23/12 (i)	1,600	1,602
1.42%, 01/28/14 (i)	1,000	974
5.88%, 12/20/17	1,200	1,249
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	8,462
USB Capital IX, 3.50%, (callable at 100 beginning 04/15/11) (m)	3,800	2,650
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	24,087
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,089
Wachovia Corp., 5.75%, 02/01/18	4,300	4,885

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	2,400	2,571
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (r)	175	164

		787,378
HEALTH CARE - 0.4%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,491
AstraZeneca Plc, 5.90%, 09/15/17	600	725
Novartis Capital Corp., 4.13%, 02/10/14	5,800	6,206
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,666

		17,088
INDUSTRIALS - 0.4%
CSN Islands XI Corp., 6.88%, 09/21/19 (r)	700	740
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,255
Noble Group Ltd.
4.88%, 08/05/15 (e) (r)	1,000	915
6.75%, 01/29/20	2,600	2,236
Union Pacific Corp., 4.16%, 07/15/22 (e)	3,500	3,799

		15,945
INFORMATION TECHNOLOGY - 0.6%
Dell Inc., 4.70%, 04/15/13	3,600	3,769
International Business Machines Corp., 5.70%, 09/14/17	13,200	15,984
Oracle Corp., 5.75%, 04/15/18	4,100	4,975

		24,728
MATERIALS - 0.5%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	3,013
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,420
6.15%, 10/24/36 (r)	200	247
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,400	4,642
5.75%, 01/30/21 (e) (r)	6,400	6,352
Nucor Corp., 5.75%, 12/01/17 (e)	2,400	2,828
Rohm & Haas Co., 6.00%, 09/15/17	900	1,023
Vale Overseas Ltd.
6.25%, 01/23/17	300	338
6.88%, 11/21/36	300	341

		21,204
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc.
4.95%, 01/15/13	2,000	2,084
5.50%, 02/01/18 (e)	2,000	2,315
6.30%, 01/15/38 (e)	1,400	1,719
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	302
4.75%, 02/16/21 (r)	200	202
Qwest Corp., 7.63%, 06/15/15 (e)	800	886
Verizon Wireless Capital LLC, 5.25%, 02/01/12	9,900	9,936

		17,444
UTILITIES - 1.3%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,650
CMS Energy Corp., 5.05%, 02/15/18 (e)	2,300	2,294
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	15,500	15,965
Electricite de France SA
5.50%, 01/26/14 (e) (r)	1,600	1,709
6.50%, 01/26/19 (r)	1,600	1,810
6.95%, 01/26/39 (r)	1,300	1,530
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (e) (r)	500	452
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,278

	Shares/Par (p)	Value

Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,574
7.75%, 01/20/20 (e) (r)	5,000	5,806
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,518
NV Energy Inc., 6.25%, 11/15/20	1,800	1,865
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	44
1.85%, 07/28/14, JPY	19,000	206

		48,701

Total Corporate Bonds and Notes (cost $1,021,000)		1,024,463

GOVERNMENT AND AGENCY OBLIGATIONS - 83.4%
GOVERNMENT SECURITIES - 35.4%
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp.
2.50%, 05/27/16	800	847
2.00%, 08/25/16	800	832
4.88%, 06/13/18	1,100	1,326

		3,005
Municipals - 3.9%
Bay Area Toll Authority, Toll Bridge Revenue, RB, 7.04%, 04/01/50	3,400	4,473
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	742
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,169
California State University, 6.43%, 11/01/30	1,400	1,593
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,256
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	331
6.20%, 12/01/40	1,000	1,095
6.90%, 12/01/40 - 12/01/40	4,100	4,785
City of New York
5.52%, 10/01/37	7,630	8,648
6.27%, 12/01/37	6,560	8,088
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	10,322
County of Clark NV, 6.82%, 07/01/45	1,600	2,012
Fresno County, California Pension Bond (insured by National Public Finance Guarantee Corp.), 0.00%, 08/15/21 (j)	2,000	1,159
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	4,988
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,107
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	22,535
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,847
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	3,942
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	6,622
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	3,885
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,185
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,162

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,078
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,078
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,268
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,208
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,248
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	790	619
Santa Barbara Secondary High School District, 0.00%, 08/01/36 (j)	10,000	2,312
State of California
7.70%, 11/01/30	100	114
7.95%, 03/01/36	600	678
State of California Various Purpose Bond
7.50%, 04/01/34	600	720
5.65%, 04/01/39	600	629
7.55%, 04/01/39	600	734
State of Illinois
4.07%, 01/01/14	2,400	2,464
6.90%, 03/01/35	1,000	1,064
6.73%, 04/01/35	900	935
State of Iowa, 6.75%, 06/01/34	4,100	4,710
State of Texas, 4.75%, 04/01/35	500	516
Texas State Transportation Commission, Highway Revenue Tolls, RB, 5.18%, 04/01/30	1,000	1,162
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	215	201
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,685	1,216
University of California, 6.55%, 05/15/48	1,500	1,785
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,843
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	1,116

		149,644
Sovereign - 5.0%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,269
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/13 - 01/01/17, BRL	2,905	1,502
Canada Housing Trust No. 1
3.35%, 12/15/20 (r), CAD	7,500	7,958
3.80%, 06/15/21 (r), CAD	1,000	1,097
2.65%, 03/15/22 (q), CAD	800	796
Canada Housing Trust No. 2, 3.75%, 03/15/20 (r), CAD	11,700	12,784
Canadian Government Bond
2.75%, 09/01/16, CAD	6,900	7,223
4.25%, 06/01/18, CAD	500	573
3.75%, 06/01/19, CAD	1,600	1,797
3.25%, 06/01/21, CAD	600	655
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	215
Instituto de Credito Oficial, 3.15%, 03/25/14 (i), EUR	5,100	6,169
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	1,813
Panama Government International Bond, 7.25%, 03/15/15	400	462
Province of British Columbia, Canada
3.25%, 12/18/21, CAD	200	204

	Shares/Par (p)	Value

4.30%, 06/18/42, CAD	200	231
Province of Ontario, Canada
1.60%, 09/21/16 (e)	76,800	76,564
4.30%, 03/08/17, CAD	2,600	2,857
4.50%, 12/01/17 - 12/01/18, CAD	1,200	1,339
4.20%, 03/08/18 - 06/02/20, CAD	2,100	2,304
5.50%, 06/02/18, CAD	700	822
4.40%, 06/02/19, CAD	2,400	2,670
4.00%, 06/02/21, CAD	9,900	10,672
4.25%, 12/01/21, CAD	8,100	8,837
3.15%, 06/02/22, CAD	2,800	2,804
4.70%, 06/02/37, CAD	6,100	7,257
4.60%, 06/02/39, CAD	1,700	2,014
Province of Quebec, Canada
4.50%, 12/01/16, CAD	100	111
3.50%, 12/01/22, CAD	300	306
Republic of Korea, 4.38%, 08/10/15	7,200	7,412
Russian Foreign Bond, 3.63%, 04/29/15	500	502
Societe Financement de l’Economie Francaise, 2.13%, 05/20/12, EUR	300	389
South Africa Government International Bond, 5.88%, 05/30/22	100	115
Spanish Government Bond, 4.65%, 07/30/25, EUR	14,200	16,608
United Kingdom Treasury Bond, 4.25%, 09/07/39 - 12/09/40, GBP	900	1,721
United Mexican States, 6.05%, 01/11/40 (e)	1,500	1,834

		191,886
Treasury Inflation Index Securities - 3.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/16 - 09/15/21 (n), EUR	4,714	4,565
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/20 (n)	7,643	8,703
1.25%, 07/15/20 (n)	15,989	18,085
1.13%, 01/15/21 (n)	7,142	7,965
0.63%, 07/15/21 (n)	2,813	3,009
2.38%, 01/15/25 - 01/15/27 (n)	26,138	33,556
2.00%, 01/15/26 (n) (o)	19,850	24,400
3.63%, 04/15/28 (n)	3,640	5,412
2.50%, 01/15/29 (n)	10,019	13,366
3.88%, 04/15/29 (n)	1,928	3,005

		122,066
U.S. Treasury Securities - 23.3%
U.S. Treasury Note
0.25%, 12/15/14 (o)	106,000	105,652
0.88%, 12/31/16, TBA (g)	79,000	79,142
3.00%, 02/28/17, TBA (g) (o)	186,600	206,368
1.50%, 08/31/18 (o)	192,500	195,312
1.38%, 11/30/18	98,700	99,039
3.38%, 11/15/19	600	684
3.63%, 02/15/20	8,500	9,858
3.50%, 05/15/20	3,200	3,681
2.63%, 08/15/20 - 11/15/20	48,800	52,615
3.63%, 02/15/21 (o)	104,600	121,442
3.13%, 05/15/21	21,400	23,895
2.13%, 08/15/21, TBA (g)	1,400	1,436
2.00%, 11/15/21, TBA (g)	1,100	1,113

		900,237
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 48.0%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 01/01/38	5,099	5,608
2.59%, 07/01/27 (i)	1	1
5.50%, 12/01/27 - 03/01/40	15,947	17,324

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

4.50%, 09/01/38 - 06/01/41	33,180	35,174
5.50%, 01/15/41, TBA (g)	1,000	1,085
6.00%, 01/15/42, TBA (g)	28,000	30,748
REMIC, 0.43%, 07/15/19 (i)	681	680
REMIC, 2.62%, 08/15/19	1,672	1,667
REMIC, 7.00%, 05/15/23	206	235
REMIC, 0.73%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,781	9,431
REMIC, 0.33%, 12/25/36 (i)	1,429	1,421
REMIC, 1.42%, 02/25/45 (i)	81	77

		103,455

Federal National Mortgage Association - 44.8%
Federal National Mortgage Association
4.00%, 09/01/13 - 09/01/41	243,184	256,055
4.50%, 03/01/16 - 08/01/41	353,029	376,163
6.00%, 05/01/16 - 08/01/39	68,218	75,231
3.33%, 11/01/21	100	106
5.50%, 04/01/22 - 10/01/39	43,663	47,694
3.50%, 01/15/26, TBA (g)	177,000	185,076
4.00%, 01/15/26, TBA (g)	6,000	6,327
4.50%, 01/15/26 - 01/15/41, TBA (g)	422,000	449,156
3.00%, 02/15/26, TBA (g)	139,000	143,105
5.50%, 01/15/27 - 01/15/41, TBA (g)	12,600	13,707
6.50%, 07/01/29 - 02/01/37	171	193
5.00%, 02/01/34 - 01/01/39	7,289	7,883
2.23%, 01/01/35 (i)	1,474	1,522
1.62%, 09/01/40 (i)	9	9
3.50%, 09/01/40 - 06/01/41	8,246	8,488
5.00%, 01/15/41, TBA (g)	99,000	106,951
6.00%, 01/15/41, TBA (g)	41,000	45,145
1.42%, 06/01/43 (i)	461	463
REMIC, 5.00%, 04/25/33	363	402
REMIC, 2.38%, 05/25/35 (i)	110	115
REMIC, 0.74%, 09/25/35 (i)	3,527	3,505
REMIC, 0.60%, 04/25/37 (i)	1,703	1,692
REMIC, 0.35%, 07/25/37 (i)	784	748
REMIC, 6.50%, 12/25/42	66	76
REMIC, 0.64%, 03/25/44 (i)	444	430

		1,730,242

Government National Mortgage Association - 0.0%
Government National Mortgage Association
2.38%, 05/20/26 - 05/20/30 (i)	76	79
1.75%, 02/20/32 (i)	58	60
2.00%, 02/20/32 (i)	40	41

		180

Small Business Administration Participation Certificates - 0.5%
Small Business Administration Participation Certificates 6.29%, 01/01/21	20	22
5.13%, 09/01/23	43	47
5.52%, 06/01/24	843	939
5.29%, 12/01/27	760	848
5.16%, 02/01/28	8,817	9,849
5.49%, 03/01/28	8,109	9,076

		20,781

Total Government and Agency Obligations (cost $3,156,107)		3,221,496

PREFERRED STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (f)	128	49

Total Preferred Stocks (cost $0)		49

	Shares/Par (p)	Value

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
DG Funding Trust, 2.83%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,139
GMAC Capital Trust I, 8.13%	740	14,312

Total Trust Preferreds (cost $22,926)		17,451

SHORT TERM INVESTMENTS - 16.8%

Certificates of Deposit - 0.6%
Bank of Nova Scotia, 0.69%, 08/09/12 (i)	$7,600	7,607
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	14,139
Itau Unibanco NY, 1.52%, 01/04/12	2,700	2,700

		24,446

Commercial Paper - 0.1%
Kells Fund LLC, 0.29%, 01/10/12	5,000	5,000

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	194,917	194,917

Treasury Securities - 11.0%
Japan Treasury Bill
0.00%, 01/30/12, JPY	2,490,000	32,348
0.00%, 02/06/12, JPY	5,900,000	76,646
0.00%, 02/13/12, JPY	1,850,000	24,033
0.00%, 02/20/12, JPY	8,360,000	108,600
0.00%, 02/27/12, JPY	8,110,000	105,351
U.S. Treasury Bill
0.05%, 06/21/12	$2,200	2,199
0.05%, 06/28/12	27,100	27,092
0.11%, 12/13/12 (o)	46,599	46,551

		422,820

Total Short Term Investments (cost $647,250)		647,183

Total Investments - 133.0% (cost $5,072,535)		5,135,109
Total Forward Sales Commitments - (3.2%) (proceeds $122,299)		(122,729)
Other Assets and Liabilities, Net - (29.8%) (o)		(1,151,120)

Total Net Assets - 100.0%		$3,861,260

FORWARD SALES COMMITMENTS - 3.2%

GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.2%
Federal National Mortgage Association - 3.2%
Federal National Mortgage Association
3.50%, 01/15/41	$8,000	$8,228
4.00%, 01/15/41, TBA (g)	109,000	114,501

Total Forward Sales Commitments - 3.2% (proceeds $122,299)		$122,729

JNL/PPM America Floating Rate Income Fund* (x)

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 2.1%
Ford Motor Co., 7.45%, 07/16/31	$1,000	$1,200
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,015

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Other Securities		7,076

		9,291

ENERGY - 1.2%
Other Securities		5,579

FINANCIALS - 1.1%
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,042
Other Securities		3,988

		5,030

HEALTH CARE - 0.5%
HCA Inc., 8.50%, 04/15/19	1,000	1,095
Other Securities		1,064

		2,159

INDUSTRIALS - 0.8%
DynCorp International Inc., 10.38%, 07/01/17	1,000	870
Other Securities		2,568

		3,438

INFORMATION TECHNOLOGY - 0.2%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,036

MATERIALS - 0.4%
Other Securities		1,800

TELECOMMUNICATION SERVICES - 0.6%
Other Securities		2,804

UTILITIES - 0.7%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,077
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,050
Other Securities		805

		2,932

Total Corporate Bonds and Notes (cost $34,626)		34,069

VARIABLE RATE SENIOR LOAN INTERESTS - 86.5% (I)

CONSUMER DISCRETIONARY - 25.0%
Acosta Inc. Term Loan, 4.80%, 02/22/18	2,388	2,328
Advantage Sales & Marketing 1st Lien Term Loan, 5.21%, 12/17/17	1,985	1,950
AMC Networks Term Loan B, 4.07%, 12/30/18	2,494	2,452
Atlantic Broadband Term Loan B, 3.99%, 03/08/16	2,330	2,278
Autoparts Holdings Ltd. 1st Lien Term Loan
6.66%, 07/29/17	743	741
6.66%, 07/29/17	1,457	1,454
AutoTrader.com Inc. Term Loan B, 4.06%, 12/15/16	1,488	1,485
Bass Pro Group, LLC Term Loan B
5.25%, 06/13/17	1,000	987
5.47%, 06/15/17	1,494	1,474
Burger King Corp. Term Loan B, 4.50%, 10/19/16	1,980	1,940
Cedar Fair LP U.S.Term Loan I, 3.98%, 12/15/17	1,959	1,954
Dollar General Corp. Term Loan B-1, 3.26%, 07/06/14	551	550
Dollar General Corp. Term Loan B-2, 2.87%, 07/06/14	419	418
Dollar General Corp. Term Loan B-3, 3.27%, 07/06/14	419	418
Dollar General Corp. Term Loan B-4, 3.26%, 07/06/14	533	532
Dollar General Corp. Term Loan B-5, 2.86%, 07/06/14	78	78
FoxCo Acquisition Sub LLC Term Loan B, 4.84%, 07/14/15	2,323	2,265

	Shares/Par (p)	Value

Gymboree Corp. 1st Lien Term Loan, 5.35%, 02/23/18	2,104	1,867
Harbor Freight Tools USA Term Loan B, 6.48%, 12/17/17	1,969	1,954
Hupah Finance Inc. 1st Lien Term Loan, 5.58%, 12/30/19	1,250	1,242
J. Crew Group Inc. Term Loan
4.82%, 03/07/17	1,044	978
4.82%, 03/07/17	349	327
Knology Inc. Term Loan B, 4.04%, 08/28/17	2,384	2,321
Penn National Gaming Inc. Term Loan B
3.80%, 07/16/12	2,475	2,480
3.80%, 07/14/18	19	19
Pilot Travel Centers LLC Term Loan B, 4.37%, 03/30/18	1,948	1,946
Reynolds Group Holdings Term Loan E
6.58%, 02/09/18	579	575
6.58%, 02/09/18	994	987
6.58%, 02/09/18	1,113	1,105
Savers Inc. Term Loan, 4.23%, 03/04/17	1,860	1,824
Univision Communications First Lien Term Loan, 5.00%, 03/31/17	1,974	1,754
Visant Holding Corp. Term Loan B, 5.31%, 12/22/16	2,261	2,115
Weather Channel Term Loan
4.25%, 02/11/17	997	993
4.29%, 02/11/17	993	988
Windsor Quality Food Co. Ltd. Term Loan B, 5.15%, 02/09/17	675	630
Other Securities		64,151

		111,560

CONSUMER STAPLES - 3.3%
Del Monte New Term Loan B, 4.55%, 02/16/18	1,993	1,888
Dole Food Co. Inc. Term Loan B-2, 6.09%, 07/08/18	808	803
Dole Food Co. Inc. Term Loan C-2, 5.09%, 07/08/18	1,500	1,491
Dunkin Brands Inc. Term Loan B-2, 3.82%, 11/23/17	1,959	1,925
Michael Foods Group Inc. Term Loan B, 4.37%, 02/25/18	1,697	1,675
NBTY Inc. Term Loan B-1, 4.30%, 10/01/17	2,285	2,257
SUPERVALU Inc. Term Loan B-2, 3.77%, 10/05/15	2,120	2,051
Other Securities	2,810

		14,900

ENERGY - 2.0%
EquiPower Resources Holdings LLC Term Loan B, 5.95%, 01/26/18	1,927	1,812
Gibson Energy Corp. Term Loan, 5.88%, 06/15/18	2,244	2,235
Oxbow Carbon LLC Term Loan B-1
3.82%, 05/08/16	64	62
3.86%, 05/08/16	1,851	1,795
Other Securities		2,857

		8,761

FINANCIALS - 7.8%
Asurion LLC 1st Lien Term Loan
5.69%, 06/01/18	26	25
5.70%, 06/01/18	682	667
Asurion LLC Term Loan
5.70%, 06/01/18	841	823
5.70%, 06/01/18	341	334
Capital Automotive LLC Term Loan B, 5.15%, 03/15/17	2,345	2,292

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
CB Richard Ellis Services Inc. Term Loan C, 3.58%, 03/04/18	1,117	1,091
CB Richard Ellis Services Inc. Term Loan D, 3.80%, 03/04/18	1,117	1,091
First American Payment Systems Term Loan
6.63%, 10/28/16	330	326
6.69%, 10/28/16	607	600
Goodman Global Inc. Initial Term Loan, 5.68%, 10/28/16	2,799	2,794
iPayment Inc. Term Loan B, 5.90%, 05/08/17	721	709
RPI Finance Trust Term Loan 2, 4.12%, 05/09/18	2,244	2,233
Sedgwick CMS Holdings Term Loan B-1, 5.07%, 12/31/16	516	505
TransUnion LLC Term Loan, 4.83%, 02/11/18	1,990	1,981
Other Securities		19,398

		34,869

HEALTH CARE - 13.5%
Axcan Intermediate Holdings Inc. Term Loan
5.58%, 02/11/17	333	318
5.59%, 02/11/17	1,458	1,393
5.60%, 02/11/17	194	185
Carestream Health Inc. Term Loan, 5.14%, 02/23/17	1,950	1,745
Convatec Inc. Dollar Term Loan, 5.60%, 12/22/16	1,985	1,961
Emdeon Business Services LLC Term Loan
6.75%, 10/31/18	221	222
6.75%, 10/31/18	846	851
6.75%, 10/31/18	349	352
6.75%, 10/31/18	34	35
6.75%, 10/31/18	50	51
Golden Living Communities Term Loan B, 5.19%, 04/28/18	1,992	1,733
HCA Inc. Term Loan B-3, 3.68%, 05/01/18	2,000	1,891
HCR ManorCare Inc. Term Loan, 5.19%, 03/18/18	1,990	1,818
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	2,000	1,988
IMS Health Inc. Dollar Term Loan B
4.48%, 08/26/17	474	472
4.50%, 08/26/17	142	142
4.50%, 08/26/17	548	546
Inventiv Health Inc. Term Loan B, 6.24%, 08/02/16	1,985	1,896
Multiplan Inc. Term Loan, 4.73%, 08/26/17	1,895	1,799
Quintiles Transnational Corp. Term Loan B, 5.19%, 06/08/18	2,494	2,440
Select Medical Corp. Term Loan B, 5.70%, 06/01/18	2,244	2,131
The TriZetto Group Inc. Term Loan, 4.86%, 05/02/18	2,494	2,446
Valitas Health Services Inc. Term Loan B, 5.90%, 06/03/17	2,494	2,382
Warner Chilcott Co. LLC Term Loan B-2, 4.31%, 03/15/18	524	516
Warner Chilcott Co. LLC Term Loan B-3, 4.31%, 03/15/18	721	709
Warner Chilcott Corp. Term Loan B-1, 4.31%, 03/15/18	1,048	1,032
Other Securities		29,192

		60,246

INDUSTRIALS - 10.5%
BakerCorp Term Loan, 5.13%, 05/25/18	998	986
Capsugel Holdings US Inc. Term Loan
5.38%, 06/29/12	995	995

	Shares/Par (p)	Value
5.33%, 08/01/18	5	5
Dyncorp International Inc. Term Loan, 6.11%, 07/07/16	1,644	1,609
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,096	2,043
Edwards Ltd. Extended Term Loan, 5.59%, 05/31/16	993	933
Edwards Ltd. Incremental Term Loan, 5.63%, 05/31/16	993	933
Kar Holdings Inc. Term Loan, 5.14%, 06/15/17	1,988	1,957
Metaldyne LLC Term Loan, 5.32%, 05/18/18	1,990	1,958
TASC Inc. Term Loan B, 4.51%, 05/04/17	2,155	2,141
TransDigm Inc. Term Loan
4.00%, 02/14/17	1,000	991
4.00%, 02/14/17	1,000	991
4.00%, 02/14/17	552	547
Transtar Industries Inc. 1st Lien Term Loan, 4.47%, 12/17/16	1,985	1,940
Other Securities		28,612

		46,641

INFORMATION TECHNOLOGY - 8.9%
Aeroflex Inc. Term Loan, 4.35%, 05/06/18	1,993	1,878
Attachmate Corp. Term Loan, 6.74%, 03/04/17	840	819
AVG Technologies NV Term Loan, 7.95%, 03/15/16	1,700	1,589
CommScope Inc. Term Loan
5.12%, 01/14/18	2,255	2,233
5.12%, 01/14/18	238	236
DG FastChannel Inc. Term Loan B, 5.95%, 07/31/18	2,195	2,147
Epicor Software Corp. Term Loan B, 5.19%, 05/15/18	2,494	2,339
Information Resources Inc. Term Loan B, 5.00%, 11/16/17	998	987
Kronos Inc. Incremental Term Loan, 6.25%, 12/27/17	1,000	995
Kronos Incorporated 1st Lien Term Loan, 2.00%, 06/11/14	992	943
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	2,000	2,000
Skillsoft Plc Term Loan C, 6.50%, 05/19/17	1,247	1,235
SourceHOV Inc. Term Loan B, 7.21%, 04/29/17	1,496	1,245
SunGard Data Systems Inc. Term Loan B, 3.98%, 02/28/16	2,000	1,954
Verint Systems Inc. Term Loan, 4.64%, 04/29/17	2,488	2,463
Other Securities		16,399

		39,462

MATERIALS - 8.6%
AZ Chem U.S. Inc. Term Loan, 6.33%, 12/19/17	1,000	993
Berry Plastics Corp. Term Loan, 3.21%, 04/03/15	2,315	2,204
Fairmount Minerals Ltd. Term Loan B, 5.33%, 03/15/15	2,302	2,288
General Chemical Holding New Term Loan B
4.55%, 10/06/15	1,849	1,833
5.31%, 10/06/15	4	4
Hexion US Term Loan C-1B, 4.19%, 05/05/15	2,076	2,002
Hexion US Term Loan C-2B, 4.31%, 05/05/15	882	851
Houghton International Inc. Term B1, 6.84%, 01/31/16	1,981	1,967
JMC Steel Group Inc. Term Loan
4.75%, 04/01/17	3	2
4.89%, 04/01/17	1,644	1,624
OM Group Inc. Term Loan B, 5.86%, 08/02/17	2,825	2,797

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Solutia Inc. Term Loan 1, 3.55%, 08/01/17	2,073	2,069
Styron S.A.R.L. LLC Term Loan B, 6.07%, 08/02/17	2,982	2,571
Univar Inc. Term Loan B, 5.03%, 06/30/17	1,821	1,751
Walter Energy Inc. Term Loan B 4.08%, 03/04/18	454	449
4.09%, 03/04/18	667	660
4.09%, 03/04/18	655	648
4.09%, 03/04/18	234	231
4.00%, 04/01/18	213	210
Other Securities		12,924

		38,078

TELECOMMUNICATION SERVICES - 4.4%
TowerCo Finance LLC Term Loan, 5.40%, 02/02/17	248	247
Other Securities		19,498

		19,745

UTILITIES - 2.5%
Aes Corp. Term Loan B, 4.27%, 06/08/18	1,980	1,971
Calpine Corp. B-2 Term Loan, 4.66%, 04/01/18	499	488
Calpine Corp. Term Loan, 4.56%, 03/07/18	990	969
NRG Energy Inc. Term Loan B 4.05%, 07/01/18	1,125	1,120
4.05%, 07/01/18	870	867
SunCoke Energy Inc. Incremental Term Loan B 4.00%, 07/26/18	23	22
4.00%, 07/26/18	226	222
5.25%, 07/26/18	1	1
SunCoke Energy Inc. Term Loan B, 4.01%, 07/31/18	2,244	2,205
Other Securities		3,197

		11,062

Total Variable Rate Senior Loan Interests (cost $395,621)		385,324

SHORT TERM INVESTMENTS - 7.7%

Investment Company - 7.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	34,125	34,125

Total Short Term Investments (cost $34,125)		34,125

Total Investments - 101.8% (cost $464,372)		453,518
Other Assets and Liabilities, Net - (1.8%)		(7,802)

Total Net Assets - 100.0%		$445,716

JNL/PPM America High Yield Bond Fund* (x)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.8%
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (e) (i)	$1,905	$1,874
Other Securities		21,055

Total Non-U.S. Government Agency Asset- Backed Securities (cost $19,981)		22,929

CORPORATE BONDS AND NOTES - 87.0%

CONSUMER DISCRETIONARY - 21.8%
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,088
CityCenter Holdings LLC 7.63%, 01/15/16 (e) (r)	4,709	4,827
10.75%, 01/15/17 (e) (r)	1,508	1,556

	Shares/Par (p)	Value

Delphi Corp., 6.13%, 05/15/21 (e) (r)	9,098	9,371
Ford Motor Co., 7.45%, 07/16/31 (e)	9,000	10,800
Harrah’s Operating Co. Inc. 5.38%, 12/15/13	4,500	3,645
10.75%, 02/01/16 (e)	1,000	710
11.25%, 06/01/17	1,291	1,370
10.00%, 12/15/18 (e)	2,000	1,370
Ltd Brands Inc., 6.63%, 04/01/21 (e)	5,960	6,318
MGM Resorts International 6.75%, 04/01/13 (e)	2,600	2,616
7.63%, 01/15/17 (e)	2,925	2,786
11.38%, 03/01/18 (e)	2,000	2,200
9.00%, 03/15/20	329	364
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	6,616	6,368
Reynolds Group Inc. 7.13%, 04/15/19 (r)	948	965
9.00%, 04/15/19 (e) (r)	1,538	1,461
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (e) (r)	4,000	3,540
Univision Communications Inc. 7.88%, 11/01/20 (r)	1,447	1,469
8.50%, 05/15/21 (e) (r)	6,355	5,783
Virgin Media Finance Plc 9.50%, 08/15/16 (e)	2,000	2,245
8.38%, 10/15/19	2,319	2,545
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,384
WMG Acquisition Corp., 11.50%, 10/01/18 (r)	2,917	2,895
WMG Holdings Corp., 13.75%, 10/01/19 (r)	5,000	4,700
Other Securities		188,945

		276,321
CONSUMER STAPLES - 3.1%
Reynolds Group Issuer Inc. 9.88%, 08/15/19 (e) (r)	4,000	3,880
6.88%, 02/15/21 (r)	1,435	1,428
Other Securities		34,348

		39,656
ENERGY - 14.2%
Calumet Specialty Products Partners LP 9.38%, 05/01/19 (r)	4,766	4,623
9.38%, 05/01/19 (e) (r)	3,125	3,000
Chesapeake Energy Corp. 6.88%, 08/15/18 (e)	1,824	1,952
6.13%, 02/15/21 (e)	4,433	4,555
Chesapeake Midstream Partners LP, 5.88%, 04/15/21 (r)	1,320	1,320
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (e) (r)	4,398	4,574
El Paso Corp. 7.80%, 08/01/31	2,460	2,835
7.75%, 01/15/32 (e)	3,430	3,962
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,715
Linn Energy LLC, 6.50%, 05/15/19 (r)	3,572	3,545
Plains Exploration & Production Co. 6.63%, 05/01/21 (e)	2,445	2,567
6.75%, 02/01/22	4,969	5,205
SESI LLC 6.38%, 05/01/19	3,067	3,121
7.13%, 12/15/21 (e) (r)	5,674	5,958
Swift Energy Co., 7.88%, 03/01/22 (r)	8,842	8,731
WPX Energy Inc., 6.00%, 01/15/22 (e) (r)	6,647	6,805
Other Securities		110,251

		180,719

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

FINANCIALS - 9.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	6,483
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	10,000	9,988
7.00%, 05/02/17 (r)	11,000	10,986
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	2,050	2,048
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	7,244	7,263
Host Hotels & Resorts LP
5.88%, 06/15/19 (r)	5,000	5,088
6.00%, 10/01/21 (e) (r)	1,316	1,349
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,063
5.75%, 05/15/16	2,881	2,672
8.75%, 03/15/17 (e)	6,179	6,364
6.25%, 05/15/19 (e)	2,490	2,300
8.25%, 12/15/20 (e)	3,003	3,033
8.63%, 01/15/22 (e)	3,000	3,035
SLM Corp., 6.25%, 01/25/16	6,715	6,530
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,600
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	3,969	3,447
Other Securities		39,967

		117,216
HEALTH CARE - 6.4%
Community Health Systems Inc.
8.88%, 07/15/15 (e)	1,646	1,700
8.00%, 11/15/19 (r)	7,294	7,367
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,409
5.75%, 02/15/21 (r)	3,667	3,662
HCA Inc.
6.25%, 02/15/13	2,234	2,279
5.75%, 03/15/14	3,561	3,632
6.50%, 02/15/16 (e)	4,000	4,060
6.50%, 02/15/20	6,571	6,817
Other Securities		49,126

		81,052
INDUSTRIALS - 7.8%
Aircastle Ltd.
9.75%, 08/01/18 (e)	5,000	5,237
9.75%, 08/01/18 (r)	1,000	1,043
Hertz Corp., 6.75%, 04/15/19 (e)	7,188	7,206
Other Securities		85,855

		99,341
INFORMATION TECHNOLOGY - 3.5%
Amkor Technology Inc., 6.63%, 06/01/21 (e)	6,404	6,164
First Data Corp.
7.38%, 06/15/19 (e) (r)	4,107	3,861
8.25%, 01/15/21 (e) (r)	2,813	2,518
12.63%, 01/15/21 (r)	1,813	1,577
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	2,308	2,169
10.75%, 08/01/20	5,321	5,547
Seagate HDD Cayman, 7.75%, 12/15/18 (e) (r)	4,734	5,036
Seagate Technology Plc, 7.00%, 11/01/21 (e) (r)	1,388	1,423
Other Securities		16,256

		44,551
MATERIALS - 9.7%
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	5,631
Cemex SAB de CV, 9.00%, 01/11/18 (r)	1,552	1,238
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,454
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	5,497	5,263

	Shares/Par (p)	Value

8.25%, 11/01/19 (e) (r)	9,859	10,032
Novelis Inc., 8.75%, 12/15/20	7,000	7,507
Other Securities		87,515

		123,640
TELECOMMUNICATION SERVICES - 6.3%
EH Holding Corp., 7.63%, 06/15/21 (r)	6,734	7,071
Frontier Communications Corp.
8.25%, 04/15/17	938	959
8.13%, 10/01/18 (e)	882	889
7.13%, 03/15/19 (e)	620	604
8.50%, 04/15/20 (e)	3,244	3,321
8.75%, 04/15/22	1,295	1,282
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	7,256
Sprint Capital Corp.
6.90%, 05/01/19 (e)	1,666	1,370
6.88%, 11/15/28	3,141	2,242
Sprint Nextel Corp.
8.38%, 08/15/17	8,000	7,170
11.50%, 11/15/21 (e) (r)	4,000	3,960
Other Securities		43,315

		79,439
UTILITIES - 5.0%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,551
8.00%, 10/15/17	2,000	2,200
8.00%, 06/01/20	2,000	2,200
7.38%, 07/01/21 (e) (r)	3,367	3,628
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,232
7.88%, 01/15/23 (e) (r)	4,149	4,460
Dynegy Holdings Inc., 7.75%, 06/01/19 (c) (d)	3,500	2,293
Dynegy Inc. 1st Lien Term Loan
9.77%, 08/04/16 (i)	2,494	2,521
9.77%, 08/04/16 (i)	1,496	1,503
GenOn Energy Inc., 9.88%, 10/15/20	3,956	4,015
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,158	3,144
Other Securities		32,389

		63,136

Total Corporate Bonds and Notes (cost $1,103,511)		1,105,071

COMMON STOCKS - 2.7%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		4,272

CONSUMER STAPLES - 0.4%
Other Securities		4,814

ENERGY - 0.7%
Chesapeake Energy Corp.	14	319
Linn Energy LLC (e)	80	3,033
Other Securities		5,740

		9,092
FINANCIALS - 0.7%
Other Securities		9,312

HEALTH CARE - 0.2%
Other Securities		2,653

MATERIALS - 0.1%
Other Securities		782

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		2,833

Total Common Stocks (cost $30,903)		33,758

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

PREFERRED STOCKS - 0.8%

FINANCIALS - 0.8%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	1	727
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	8,827
Other Securities		149

Total Preferred Stocks (cost $15,112)		9,703

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15) (m)	221	5,759
Other Securities		468

Total Trust Preferreds (cost $6,078)		6,227

INVESTMENT COMPANIES - 0.5%
Other Securities		6,309

Total Investment Companies (cost $5,446)		6,309

OTHER EQUITY INTERESTS - 0.1%
Other Securities		1,007

Total Other Equity Interests (cost $1,102)		1,007

SHORT TERM INVESTMENTS - 31.9%

Investment Company - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	58,711	58,711

Securities Lending Collateral - 27.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	346,868	346,868
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	459	447

		347,315

Total Short Term Investments (cost $406,038)		406,026

Total Investments - 125.3% (cost $1,588,171)		1,591,030
Other Assets and Liabilities, Net - (25.3%)		(321,272)

Total Net Assets - 100.0%		$1,269,758

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 13.8%
Bally Technologies Inc. (c) (e)	46	$1,836
Best Buy Co. Inc.	75	1,750
Macy’s Inc.	89	2,848
Meredith Corp. (e)	73	2,370
Newell Rubbermaid Inc.	185	2,988
Royal Caribbean Cruises Ltd.	61	1,513
Skechers U.S.A. Inc. - Class A (c)	122	1,480
Viacom Inc. - Class B	33	1,499

		16,284

CONSUMER STAPLES - 3.6%
Corn Products International Inc.	55	2,892
SUPERVALU Inc. (e)	172	1,397

		4,289

ENERGY - 11.1%
Comstock Resources Inc. (c)	94	1,444

	Shares/Par (p)	Value

Diamond Offshore Drilling Inc. (e)	53	2,918
Helix Energy Solutions Group Inc. (c)	152	2,394
National Oilwell Varco Inc.	17	1,162
Patterson-UTI Energy Inc.	148	2,955
W&T Offshore Inc.	106	2,240

		13,113

FINANCIALS - 14.2%
Allstate Corp.	86	2,346
American Financial Group Inc.	79	2,918
Astoria Financial Corp.	315	2,672
Hartford Financial Services Group Inc.	179	2,910
Lincoln National Corp.	152	2,960
Reinsurance Group of America Inc.	56	2,910

		16,716

HEALTH CARE - 8.0%
CIGNA Corp.	70	2,940
LifePoint Hospitals Inc. (c)	64	2,370
Owens & Minor Inc.	42	1,167
Teleflex Inc.	48	2,942

		9,419

INDUSTRIALS - 23.2%
Belden Inc.	38	1,248
Con-Way Inc.	80	2,333
Esterline Technologies Corp. (c)	54	3,017
GATX Corp.	54	2,353
Kennametal Inc.	82	2,995
Lincoln Electric Holdings Inc.	75	2,946
SkyWest Inc.	93	1,168
Spirit Aerosystems Holdings Inc. (c)	142	2,940
Steelcase Inc. - Class A	321	2,394
Terex Corp. (c)	221	2,987
Textron Inc.	160	2,960

		27,341

INFORMATION TECHNOLOGY - 11.9%
Applied Materials Inc.	219	2,347
Avnet Inc. (c)	95	2,947
Computer Sciences Corp.	46	1,090
Fairchild Semiconductor International Inc. (c)	244	2,933
Omnivision Technologies Inc. (c)	144	1,763
Teradyne Inc. (c)	220	2,995

		14,075

MATERIALS - 9.7%
Allegheny Technologies Inc.	26	1,257
Nucor Corp.	30	1,203
Olin Corp.	113	2,217
PPG Industries Inc.	17	1,411
Reliance Steel & Aluminum Co.	61	2,965
Steel Dynamics Inc.	178	2,337

		11,390

UTILITIES - 4.1%
Edison International	72	2,973
Westar Energy Inc.	66	1,905

		4,878

Total Common Stocks (cost $131,235)		117,505

SHORT TERM INVESTMENTS - 7.6%

Investment Company - 3.0%
JNL Money Market Fund, 0.02% (a) (h)	3,592	3,592

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,448	5,448

Total Short Term Investments (cost $9,040)		9,040

Total Investments - 107.2% (cost $140,275)		126,545
Other Assets and Liabilities, Net - (7.2%)		(8,523)

Total Net Assets - 100.0%		$118,022

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 15.8%
Bally Technologies Inc. (c)	48	$1,883
Bob Evans Farms Inc.	55	1,831
Columbia Sportswear Co. (e)	37	1,722
Jakks Pacific Inc.	105	1,487
Meredith Corp.	57	1,864
Skechers U.S.A. Inc. - Class A (c)	96	1,160
Superior Industries International Inc.	112	1,858

		11,805

CONSUMER STAPLES - 7.5%
Corn Products International Inc.	21	1,120
Cott Corp. (c)	292	1,828
Hain Celestial Group Inc. (c)	29	1,078
SUPERVALU Inc. (e)	190	1,544

		5,570

ENERGY - 10.5%
Comstock Resources Inc. (c)	80	1,218
Helix Energy Solutions Group Inc. (c)	119	1,887
Hercules Offshore Inc. (c)	399	1,773
Patterson-UTI Energy Inc.	75	1,490
W&T Offshore Inc.	70	1,487

		7,855

FINANCIALS - 10.0%
American Financial Group Inc.	26	955
Astoria Financial Corp.	200	1,696
Delphi Financial Group Inc. - Class A	17	735
Independent Bank Corp. (e)	68	1,867
Reinsurance Group of America Inc.	14	742
SeaBright Insurance Holdings Inc.	197	1,508

		7,503

HEALTH CARE - 8.5%
Greatbatch Inc. (c)	84	1,865
LifePoint Hospitals Inc. (c)	50	1,869
Owens & Minor Inc.	26	722
Teleflex Inc.	30	1,857

		6,313

INDUSTRIALS - 27.7%
Apogee Enterprises Inc.	150	1,834
Belden Inc.	55	1,844
Con-Way Inc.	64	1,860
Esterline Technologies Corp. (c)	34	1,903
GATX Corp.	31	1,336
GenCorp Inc. (c) (e)	318	1,692
Kennametal Inc.	52	1,888
Lincoln Electric Holdings Inc.	38	1,487
SkyWest Inc.	146	1,838
Spirit Aerosystems Holdings Inc. (c)	55	1,132
Steelcase Inc. - Class A	253	1,887

	Shares/Par (p)	Value

Terex Corp. (c)	145	1,962

		20,663

INFORMATION TECHNOLOGY - 12.5%
Benchmark Electronics Inc. (c)	136	1,837
Fairchild Semiconductor International Inc. (c)	154	1,850
Omnivision Technologies Inc. (c)	153	1,877
SYNNEX Corp. (c)	62	1,873
Teradyne Inc. (c)	139	1,888

		9,325

MATERIALS - 5.3%
Olin Corp.	94	1,839
Reliance Steel & Aluminum Co.	19	920
Steel Dynamics Inc.	90	1,180

		3,939

UTILITIES - 1.5%
Westar Energy Inc.	38	1,105

Total Common Stocks (cost $80,213)		74,078

SHORT TERM INVESTMENTS - 8.3%

Investment Company - 3.2%
JNL Money Market Fund, 0.02% (a) (h)	2,367	2,367

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	3,801	3,801

Total Short Term Investments (cost $6,168)		6,168

Total Investments - 107.6% (cost $86,381)		80,246
Other Assets and Liabilities, Net - (7.6%)		(5,634)

Total Net Assets - 100.0%		$74,612

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 10.9%
Best Buy Co. Inc.	54	$1,267
Comcast Corp. - Class A	110	2,618
Macy’s Inc.	74	2,375
Newell Rubbermaid Inc.	115	1,849
Royal Caribbean Cruises Ltd.	37	921
Viacom Inc. - Class B	47	2,143

		11,173

CONSUMER STAPLES - 6.2%
Altria Group Inc.	83	2,473
Archer-Daniels-Midland Co.	82	2,348
CVS Caremark Corp.	38	1,566

		6,387

ENERGY - 13.7%
Apache Corp.	29	2,582
Chevron Corp.	24	2,575
ConocoPhillips	28	2,069
Diamond Offshore Drilling Inc. (e)	36	2,011
National Oilwell Varco Inc.	22	1,523
Occidental Petroleum Corp.	20	1,893
Patterson-UTI Energy Inc.	68	1,363

		14,016

FINANCIALS - 24.3%
Allstate Corp.	68	1,856
Bank of America Corp.	198	1,098
Goldman Sachs Group Inc.	28	2,496

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Hartford Financial Services Group Inc.	160	2,597
JPMorgan Chase & Co.	76	2,540
Lincoln National Corp.	137	2,655
Morgan Stanley	171	2,590
PNC Financial Services Group Inc.	37	2,111
Travelers Cos. Inc.	40	2,349
U.S. Bancorp	75	2,034
Wells Fargo & Co.	96	2,637

		24,963

HEALTH CARE - 10.9%
CIGNA Corp.	59	2,495
Johnson & Johnson	24	1,561
Medtronic Inc.	56	2,134
Merck & Co. Inc.	67	2,529
Pfizer Inc.	116	2,504

		11,223

INDUSTRIALS - 10.1%
Caterpillar Inc.	27	2,464
Goodrich Corp.	8	1,002
Lockheed Martin Corp.	32	2,573
Spirit Aerosystems Holdings Inc. (c)	63	1,313
Terex Corp. (c)	70	947
Textron Inc.	110	2,038

		10,337

INFORMATION TECHNOLOGY - 14.9%
Applied Materials Inc.	187	2,004
Avnet Inc. (c)	40	1,256
Computer Sciences Corp.	41	976
Hewlett-Packard Co.	95	2,439
Intel Corp.	103	2,503
International Business Machines Corp.	9	1,563
Microsoft Corp.	99	2,565
Texas Instruments Inc.	66	1,933

		15,239

MATERIALS - 3.9%
Allegheny Technologies Inc.	23	1,076
Nucor Corp.	44	1,729
PPG Industries Inc.	15	1,219

		4,024

TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	69	2,096
Verizon Communications Inc.	26	1,023

		3,119

UTILITIES - 1.9%
Edison International	48	1,987

Total Common Stocks (cost $101,652)		102,468

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 0.0%
JNL Money Market Fund, 0.02% (a) (h)	40	40

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	1,789	1,789

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	86	84

		1,873

Total Short Term Investments (cost $1,915)		1,913

Total Investments - 101.7% (cost $103,567)		104,381
Other Assets and Liabilities, Net - (1.7%)		(1,781)

Total Net Assets - 100.0%		$102,600

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.2%

DIVERSIFIED - 3.7%
Holding Companies - Diversified - 3.7%
Ackermans & van Haaren NV	166	$12,403
Schouw & Co.	596	9,598

		22,001

FINANCIALS - 79.5%
Closed - End Funds - 35.1%
AP Alternative Assets LP (e)	2,789	23,572
ARC Capital Holdings Ltd. (c)	13,065	8,100
Candover Investments Plc (c)	819	5,825
Castle Private Equity Ltd. (c)	1,010	10,916
Conversus Capital LP	1,527	30,486
Electra Private Equity Plc (c)	1,076	23,602
Graphite Enterprise Trust Plc	3,079	16,091
HarbourVest Global Private Equity Ltd. (c)	1,076	6,617
HBM BioVentures AG - Class A (c) (e)	203	8,634
HgCapital Trust Plc	839	12,637
Pantheon International, LLC (c)	1,583	15,535
Princess Private Equity Holding Ltd.	2,479	18,736
Standard Life European Private Equity Trust Plc	2,659	5,290
SVG Capital Plc (c)	8,060	25,662

		211,703
Diversified Financial Services - 18.9%
Blackstone Group LP	1,811	25,366
Brookfield Asset Management Inc. - Class A	341	9,371
GP Investments Ltd. - BDR (c)	3,545	7,545
Intermediate Capital Group Plc	5,305	18,850
KKR & Co. LP	2,121	27,212
Onex Corp.	780	25,404

		113,748
Holding Companies - Diversified - 2.8%
Leucadia National Corp.	355	8,073
Remgro Ltd.	627	9,213

		17,286
Investment Companies - 5.1%
Bure Equity AB (c)	1,793	4,170
LMS Capital Plc (c)	4,177	3,608
Ratos AB (e)	1,552	18,209
RHJ International (c) (e)	1,019	4,629

		30,616
Venture Capital - 17.6%
3i Group Plc	6,404	18,001
Altamir Amboise (c) (e)	1,548	12,041
Apollo Global Management LLC - Class A	1,135	14,088
Aurelius AG (e)	264	8,349
Deutsche Beteiligungs AG (e)	405	8,171
Eurazeo	607	21,590
Gimv NV	391	18,644

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

IP Group Plc (c)	4,217	5,124

		106,008

INDUSTRIALS - 8.0%
Fosun International Ltd. (e)	33,859	17,700
Orkla ASA	747	5,576
Wendel Investissement	378	25,162

		48,438

TELECOMMUNICATION SERVICES - 5.2%
ICG Group Inc. (c)	1,415	10,925
Safeguard Scientifics Inc. (c)	872	13,769
SoftBank Corp.	230	6,763

UTILITIES - 2.8%
Brookfield Infrastructure Partners LP	596	16,518

Total Common Stocks (cost $682,580)		597,775

RIGHTS - 0.0%
HgCapital Trust Plc (c)	235	193

Total Rights (cost $286)		193

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 0.5%
JNL Money Market Fund, 0.02% (a) (h)	2,944	2,944
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	12,512	12,512

Total Short Term Investments (cost $15,456)		15,456

Total Investments - 101.8% (cost $698,322)		613,424
Other Assets and Liabilities, Net - (1.8%)		(10,683)

Total Net Assets - 100.0%		$602,741

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Eagle Core Equity Fund (10.3%) (a)	3,439	$24,867
JNL/Franklin Templeton Global Multisector Bond Fund (18.9%) (a)	4,500	45,315
JNL/Goldman Sachs Core Plus Bond Fund (10.8%) (a)	8,776	107,240
JNL/Goldman Sachs Emerging Markets Debt Fund (4.7%) (a)	3,066	36,884
JNL/Goldman Sachs Mid Cap Value Fund (3.3%) (a)	2,546	24,339
JNL/Invesco International Growth Fund (3.9%) (a)	2,603	24,886
JNL/Invesco Large Cap Growth Fund (2.5%) (a)	2,057	24,125
JNL/JPMorgan International Value Fund (4.0%) (a)	3,706	23,531
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.0%) (a)	12,051	167,509
JNL/Oppenheimer Global Growth Fund (2.2%) (a)	1,274	12,167
JNL/PIMCO Real Return Fund (6.3%) (a)	13,373	171,579
JNL/PIMCO Total Return Bond Fund (3.3%) (a)	10,274	129,142
JNL/PPM America Floating Rate Income Fund (21.7%) (a)	9,595	96,623
JNL/PPM America Total Return Fund (26.1%) (a)	7,333	78,607
JNL/T. Rowe Price Established Growth Fund (1.5%) (a)	1,300	27,261

	Shares/Par (p)	Value

JNL/T. Rowe Price Short-Term Bond Fund (17.3%) (a)	21,358	211,657
JNL/T. Rowe Price Value Fund (3.5%) (a)	4,403	46,096
JNL/WMC Value Fund (3.8%) (a)	2,773	46,676

Total Investment Companies (cost $1,280,907)		1,298,504

Total Investments - 100.0% (cost $1,280,907)		1,298,504
Other Assets and Liabilities, Net - (0.0%)		(187)

Total Net Assets - 100.0%		$1,298,317

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (21.0%) (a)	5,000	$50,350
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	101	693
JNL/Goldman Sachs Core Plus Bond Fund (13.3%) (a)	10,793	131,891
JNL/Goldman Sachs Emerging Markets Debt Fund (7.8%) (a)	5,080	61,107
JNL/Goldman Sachs Mid Cap Value Fund (10.4%) (a)	8,015	76,620
JNL/Invesco Global Real Estate Fund (0.8%) (a)	748	5,796
JNL/Invesco International Growth Fund (6.5%) (a)	4,320	41,301
JNL/Invesco Large Cap Growth Fund (10.5%) (a)	8,583	100,682
JNL/JPMorgan International Value Fund (6.4%) (a)	5,904	37,492
JNL/JPMorgan MidCap Growth Fund (12.8%) (a)	2,984	56,223
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.2%) (a)	14,212	197,551
JNL/Lazard Emerging Markets Fund (3.2%) (a)	3,787	37,228
JNL/M&G Global Basics Fund (14.7%) (a)	3,075	40,437
JNL/Oppenheimer Global Growth Fund (7.5%) (a)	4,325	41,300
JNL/PIMCO Real Return Fund (9.4%) (a)	19,830	254,425
JNL/PIMCO Total Return Bond Fund (4.6%) (a)	14,089	177,094
JNL/PPM America Floating Rate Income Fund (24.8%) (a)	10,994	110,711
JNL/PPM America Total Return Fund (26.1%) (a)	7,334	78,617
JNL/T. Rowe Price Established Growth Fund (7.0%) (a)	6,158	129,139
JNL/T. Rowe Price Short-Term Bond Fund (20.5%) (a)	25,328	250,999
JNL/T. Rowe Price Value Fund (9.5%) (a)	11,911	124,710
JNL/WMC Value Fund (10.1%) (a)	7,452	125,415

Total Investment Companies (cost $2,100,540)		2,129,781

Total Investments - 100.0% (cost $2,100,540)		2,129,781
Other Assets and Liabilities, Net - (0.0%)		(295)

Total Net Assets - 100.0%		$2,129,486

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.2%) (a)	1,202	$12,203
JNL/Eagle SmallCap Equity Fund (2.6%) (a)	1,079	21,757
JNL/Franklin Templeton Global Multisector Bond Fund (25.2%) (a)	6,000	60,420
JNL/Franklin Templeton International Small Cap Growth Fund (7.3%) (a)	2,330	16,057
JNL/Franklin Templeton Small Cap Value Fund (10.7%) (a)	4,147	44,334
JNL/Goldman Sachs Core Plus Bond Fund (14.7%) (a)	11,989	146,509
JNL/Goldman Sachs Emerging Markets Debt Fund (13.1%) (a)	8,504	102,302
JNL/Goldman Sachs Mid Cap Value Fund (22.2%) (a)	17,077	163,255
JNL/Invesco Global Real Estate Fund (1.2%) (a)	1,142	8,853
JNL/Invesco International Growth Fund (20.6%) (a)	13,685	130,828
JNL/Invesco Large Cap Growth Fund (24.8%) (a)	20,186	236,781
JNL/JPMorgan International Value Fund (21.1%) (a)	19,491	123,765
JNL/JPMorgan MidCap Growth Fund (28.0%) (a)	6,530	123,025
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.4%) (a)	14,422	200,460
JNL/Lazard Emerging Markets Fund (7.7%) (a)	9,172	90,161
JNL/M&G Global Basics Fund (18.3%) (a)	3,834	50,417
JNL/Oppenheimer Global Growth Fund (12.5%) (a)	7,190	68,659
JNL/PIMCO Real Return Fund (11.3%) (a)	23,986	307,743
JNL/PIMCO Total Return Bond Fund (5.2%) (a)	16,026	201,448
JNL/PPM America Floating Rate Income Fund (21.2%) (a)	9,395	94,606
JNL/PPM America High Yield Bond Fund (4.4%) (a)	8,668	56,432
JNL/PPM America Mid Cap Value Fund (11.1%) (a)	1,342	13,123
JNL/PPM America Total Return Fund (18.1%) (a)	5,081	54,467
JNL/T. Rowe Price Established Growth Fund (16.7%) (a)	14,665	307,526
JNL/T. Rowe Price Mid-Cap Growth Fund (0.9%) (a)	478	12,827
JNL/T. Rowe Price Short-Term Bond Fund (20.0%) (a)	24,671	244,487
JNL/T. Rowe Price Value Fund (23.9%) (a)	29,787	311,871
JNL/WMC Value Fund (25.5%) (a)	18,769	315,885

Total Investment Companies (cost $3,531,967)		3,520,201

Total Investments - 100.0% (cost $3,531,967)		3,520,201
Other Assets and Liabilities, Net - (0.0%)		(483)

Total Net Assets - 100.0%		$3,519,718

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.6%) (a)	4,778	$48,492
JNL/Eagle Core Equity Fund (29.1%) (a)	9,771	70,645

	Shares/Par (p)	Value

JNL/Eagle SmallCap Equity Fund (11.7%) (a)	4,770	96,170
JNL/Franklin Templeton Global Multisector Bond Fund (12.6%) (a)	3,000	30,210
JNL/Franklin Templeton International Small Cap Growth Fund (9.3%) (a)	2,960	20,397
JNL/Franklin Templeton Small Cap Value Fund (13.6%) (a)	5,257	56,197
JNL/Goldman Sachs Emerging Markets Debt Fund (9.3%) (a)	6,080	73,143
JNL/Goldman Sachs Mid Cap Value Fund (14.5%) (a)	11,113	106,235
JNL/Invesco Global Real Estate Fund (2.6%) (a)	2,422	18,773
JNL/Invesco International Growth Fund (15.6%) (a)	10,360	99,044
JNL/Invesco Large Cap Growth Fund (20.6%) (a)	16,752	196,504
JNL/JPMorgan International Value Fund (14.7%) (a)	13,594	86,321
JNL/JPMorgan MidCap Growth Fund (5.8%) (a)	1,344	25,312
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.2%) (a)	2,236	31,084
JNL/Lazard Emerging Markets Fund (6.8%) (a)	8,130	79,920
JNL/M&G Global Basics Fund (32.5%) (a)	6,813	89,584
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	270	7,393
JNL/Oppenheimer Global Growth Fund (13.0%) (a)	7,477	71,406
JNL/PIMCO Real Return Fund (6.8%) (a)	14,477	185,738
JNL/PIMCO Total Return Bond Fund (2.4%) (a)	7,367	92,601
JNL/PPM America High Yield Bond Fund (4.9%) (a)	9,614	62,587
JNL/PPM America Mid Cap Value Fund (11.1%) (a)	1,342	13,123
JNL/PPM America Total Return Fund (11.6%) (a)	3,256	34,904
JNL/T. Rowe Price Established Growth Fund (14.0%) (a)	12,281	257,541
JNL/T. Rowe Price Mid-Cap Growth Fund (7.3%) (a)	4,029	108,227
JNL/T. Rowe Price Value Fund (20.7%) (a)	25,856	270,711
JNL/WMC Value Fund (20.2%) (a)	14,868	250,230

Total Investment Companies (cost $2,502,666)		2,482,492

Total Investments -100.0% (cost $2,502,666)		2,482,492
Other Assets and Liabilities, Net - (0.0%)		(359)

Total Net Assets - 100.0%		$2,482,133

JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.5%) (a)	2,617	$26,561
JNL/Eagle SmallCap Equity Fund (4.6%) (a)	1,880	37,898
JNL/Franklin Templeton International Small Cap Growth Fund (6.4%) (a)	2,042	14,070
JNL/Franklin Templeton Small Cap Value Fund (8.4%) (a)	3,260	34,851
JNL/Goldman Sachs Emerging Markets Debt Fund (2.1%) (a)	1,388	16,700
JNL/Goldman Sachs Mid Cap Value Fund (6.7%) (a)	5,144	49,178

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/Invesco Global Real Estate Fund (0.9%) (a)	856	6,630
JNL/Invesco International Growth Fund (5.6%) (a)	3,707	35,442
JNL/Invesco Large Cap Growth Fund (8.1%) (a)	6,587	77,265
JNL/JPMorgan International Value Fund (5.5%) (a)	5,118	32,496
JNL/JPMorgan MidCap Growth Fund (3.1%) (a)	730	13,750
JNL/Lazard Emerging Markets Fund (2.7%) (a)	3,214	31,590
JNL/M&G Global Basics Fund (14.0%) (a)	2,929	38,520
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	184	5,046
JNL/Oppenheimer Global Growth Fund (7.5%) (a)	4,323	41,286
JNL/PIMCO Real Return Fund (1.3%) (a)	2,700	34,645
JNL/PPM America High Yield Bond Fund (2.6%) (a)	5,158	33,580
JNL/T. Rowe Price Established Growth Fund (5.4%) (a)	4,691	98,363
JNL/T. Rowe Price Mid-Cap Growth Fund (2.9%) (a)	1,595	42,853
JNL/T. Rowe Price Value Fund (6.4%) (a)	7,954	83,282
JNL/WMC Value Fund (7.2%) (a)	5,322	89,572

Total Investment Companies (cost $853,987)		843,578

Total Investments - 100.0% (cost $853,987)		843,578
Other Assets and Liabilities, Net - (0.0%)		(142)

Total Net Assets - 100.0%		$843,436

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 33.1%
Apollo Group Inc. - Class A (c)	358	$19,273
Bed Bath & Beyond Inc. (c)	291	16,861
Big Lots Inc. (c)	440	16,617
Family Dollar Stores Inc.	296	17,069
Gap Inc.	929	17,242
H&R Block Inc. (e)	1,089	17,778
Ross Stores Inc.	379	18,011
Starbucks Corp.	401	18,454
TJX Cos. Inc.	279	18,040
Urban Outfitters Inc. (c)	638	17,586

		176,931

CONSUMER STAPLES - 6.5%
Campbell Soup Co.	537	17,866
Estee Lauder Cos. Inc. - Class A	151	16,989

		34,855

ENERGY - 3.5%
Exxon Mobil Corp.	219	18,573

HEALTH CARE - 6.9%
Gilead Sciences Inc. (c)	441	18,039
Varian Medical Systems Inc. (c)	277	18,612

		36,651

INDUSTRIALS - 23.4%
Boeing Co.	246	18,068
CH Robinson Worldwide Inc.	258	18,034
Fastenal Co.	419	18,254
Lockheed Martin Corp.	221	17,909

	Shares/Par (p)	Value

Rockwell Collins Inc.	315	17,468
United Parcel Service Inc. - Class B	246	17,990
WW Grainger Inc.	94	17,567

		125,290

INFORMATION TECHNOLOGY - 19.8%
Apple Inc. (c)	45	18,254
Intel Corp.	702	17,014
Intuit Inc.	330	17,375
MasterCard Inc. - Class A	46	17,111
Microsoft Corp.	692	17,954
Paychex Inc.	599	18,047

		105,755

MATERIALS - 6.6%
CF Industries Holdings Inc.	119	17,246
Sherwin-Williams Co.	203	18,149

		35,395

Total Common Stocks (cost $489,736)		533,450

SHORT TERM INVESTMENTS - 1.5%

Investment Company - 1.5%
JNL Money Market Fund, 0.02% (a) (h)	7,930	7,930

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	32	32
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	136	132

		164

Total Short Term Investments (cost $8,098)		8,094

Total Investments - 101.3% (cost $497,834)		541,544
Other Assets and Liabilities, Net - (1.3%)		(7,036)

Total Net Assets - 100.0%		$534,508

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 9.5%
Hasbro Inc.	843	$26,868
Home Depot Inc.	758	31,872
Mattel Inc.	1,038	28,818

		87,558

CONSUMER STAPLES - 10.0%
Avon Products Inc.	1,782	31,126
Kimberly-Clark Corp.	418	30,770
Sysco Corp.	1,038	30,448

		92,344

ENERGY - 10.0%
Chevron Corp.	293	31,163
Exxon Mobil Corp.	374	31,683
Occidental Petroleum Corp.	308	28,861

		91,707

FINANCIALS - 10.2%
BlackRock Inc.	178	31,754
Kimco Realty Corp.	1,913	31,068
M&T Bank Corp.	409	31,228

		94,050

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

HEALTH CAR’E - 10.1%
Abbott Laboratories	547	30,761
Bristol-Myers Squibb Co.	907	31,946
Johnson & Johnson	463	30,348

		93,055

INDUSTRIALS - 10.0%
Lockheed Martin Corp.	378	30,550
Pitney Bowes Inc. (e)	1,617	29,971
Raytheon Co.	659	31,860

		92,381

INFORMATION TECHNOLOGY - 9.6%
Computer Sciences Corp.	1,207	28,595
Intel Corp.	1,197	29,023
Microsoft Corp.	1,180	30,627

		88,245

MATERIALS - 9.6%
Air Products & Chemicals Inc.	361	30,746
E.I. du Pont de Nemours & Co.	631	28,873
PPG Industries Inc.	345	28,770

		88,389

TELECOMMUNICATION SERVICES - 10.1%
AT&T Inc.	1,034	31,273
CenturyLink Inc.	808	30,043
Verizon Communications Inc.	790	31,680

		92,996

UTILITIES - 10.1%
DTE Energy Co.	567	30,856
SCANA Corp.	687	30,945
Southern Co.	677	31,334

		93,135

Total Common Stocks (cost $869,266)		913,860

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	17,211	17,211

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	23,394	23,394
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	163	159

		23,553

Total Short Term Investments (cost $40,768)		40,764

Total Investments - 103.7% (cost $910,034)		954,624
Other Assets and Liabilities, Net - (3.7%)		(33,732)

Total Net Assets - 100.0%		$920,892

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 17.3%
Best Buy Co. Inc.	714	$16,679
Comcast Corp. - Class A	852	20,201
GameStop Corp. - Class A (c) (e)	824	19,877
Gannett Co. Inc.	1,703	22,774
Staples Inc.	1,345	18,679

		98,210

	Shares/Par (p)	Value

CONSUMER STAPLES - 3.5%
Safeway Inc.	958	20,159

ENERGY - 10.1%
Marathon Oil Corp.	694	20,304
Tesoro Corp. (c)	794	18,556
Valero Energy Corp.	871	18,337

		57,197

HEALTH CARE - 31.5%
Aetna Inc.	423	17,857
CIGNA Corp.	405	17,009
Coventry Health Care Inc. (c)	558	16,945
DaVita Inc. (c)	230	17,451
Gilead Sciences Inc. (c)	485	19,862
Humana Inc.	198	17,372
McKesson Corp.	216	16,836
Pfizer Inc.	959	20,763
UnitedHealth Group Inc.	364	18,461
WellPoint Inc.	251	16,650

		179,206

INDUSTRIALS - 10.6%
General Electric Co.	1,207	21,616
L-3 Communications Holdings Inc.	292	19,440
Pitney Bowes Inc. (e)	1,043	19,343

		60,399

INFORMATION TECHNOLOGY - 22.9%
CA Inc.	909	18,375
Dell Inc. (c)	1,220	17,852
Hewlett-Packard Co.	684	17,613
KLA-Tencor Corp.	407	19,654
Microsoft Corp.	761	19,757
Symantec Corp. (c)	1,186	18,563
Xerox Corp.	2,351	18,713

		130,527

MATERIALS - 3.6%
International Paper Co.	691	20,459

Total Common Stocks (cost $567,298)		566,157

SHORT TERM INVESTMENTS - 6.2%

Investment Company - 1.1%
JNL Money Market Fund, 0.02% (a) (h)	6,156	6,156

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	29,104	29,104
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	176	171

		29,275

Total Short Term Investments (cost $35,435)		35,431

Total Investments - 105.7% (cost $602,733)		601,588
Other Assets and Liabilities, Net - (5.7%)		(32,708)

Total Net Assets - 100.0%		$568,880

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 20.2%
DR Horton Inc.	1,014	$12,788
GameStop Corp. - Class A (c) (e)	518	12,498
Gannett Co. Inc.	1,074	14,364

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Kohl’s Corp.	240	11,854
Marriott International Inc.	393	11,469
Staples Inc.	845	11,736

		74,709

CONSUMER STAPLES - 13.7%
Beam Inc.	233	11,934
Clorox Co.	186	12,406
Safeway Inc.	603	12,683
SUPERVALU Inc. (e)	1,660	13,476

		50,499

ENERGY - 9.9%
ConocoPhillips	169	12,286
Devon Energy Corp.	185	11,451
Marathon Oil Corp.	436	12,775

		36,512

FINANCIALS - 29.9%
American Express Co.	253	11,942
Capital One Financial Corp.	270	11,435
Citigroup Inc.	448	11,795
JPMorgan Chase & Co.	397	13,206
Legg Mason Inc.	459	11,050
Northern Trust Corp.	324	12,854
Progressive Corp.	651	12,697
Torchmark Corp.	284	12,332
Travelers Cos. Inc.	220	13,006

		110,317

HEALTH CARE - 3.5%
PerkinElmer Inc.	638	12,769

INDUSTRIALS - 13.5%
General Electric Co.	760	13,618
L-3 Communications Holdings Inc.	183	12,222
Northrop Grumman Systems Corp.	211	12,342
Textron Inc.	620	11,465

		49,647

INFORMATION TECHNOLOGY - 6.3%
Computer Sciences Corp.	488	11,567
Xerox Corp.	1,477	11,760

		23,327

TELECOMMUNICATION SERVICES - 2.8%
Sprint Nextel Corp. (c)	4,454	10,422

Total Common Stocks (cost $382,634)		368,202

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 0.7%
JNL Money Market Fund, 0.02% (a) (h)	2,513	2,513

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	12,918	12,918
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	410	399

		13,317

Total Short Term Investments (cost $15,841)		15,830

Total Investments - 104.1% (cost $398,475)		384,032
Other Assets and Liabilities, Net - (4.1%)		(15,210)

Total Net Assets - 100.0%		$368,822

	Shares/Par (p)	Value

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (47.9%) (a)	23,394	$256,164
JNL/S&P Dividend Income & Growth Fund (27.8%) (a)	23,895	255,680
JNL/S&P Intrinsic Value Fund (43.7%) (a)	25,089	248,374
JNL/S&P Total Yield Fund (67.5%) (a)	28,752	248,992

Total Investment Companies (cost $880,871)		1,009,210

Total Investments - 100.0% (cost $880,871)		1,009,210
Other Assets and Liabilities, Net - (0.0%)		(61)

Total Net Assets - 100.0%		$1,009,149

JNL/T.Rowe Price Established Growth Fund* (x)

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 18.3%
Amazon.com Inc. (c)	357	$61,710
Carmax Inc. (c)	401	12,210
Chipotle Mexican Grill Inc. - Class A (c)	47	16,009
Las Vegas Sands Corp. (c)	321	13,708
Marriott International Inc. - Class A	515	15,011
Nike Inc. - Class B	245	23,572
Priceline.com Inc. (c)	85	39,856
Starbucks Corp.	523	24,068
Starwood Hotels & Resorts Worldwide Inc.	248	11,887
Walt Disney Co.	397	14,895
Yum! Brands Inc.	211	12,475
Other Securities		91,885

		337,286

CONSUMER STAPLES - 2.0%
Costco Wholesale Corp.	179	14,914
Other Securities		21,285

		36,199

ENERGY - 7.6%
Cameron International Corp. (c)	308	15,136
Continental Resources Inc. (c) (e)	192	12,788
EOG Resources Inc.	242	23,859
FMC Technologies Inc. (c)	428	22,375
Occidental Petroleum Corp.	227	21,270
Schlumberger Ltd.	373	25,446
Other Securities		18,600

		139,474

FINANCIALS - 4.1%
American Express Co.	502	23,689
Franklin Resources Inc.	198	19,010
IntercontinentalExchange Inc. (c)	99	11,886
Invesco Ltd.	632	12,693
Other Securities		8,105

		75,383

HEALTH CARE - 5.9%
Allergan Inc.	116	10,169
Express Scripts Inc. (c)	283	12,625
McKesson Corp.	319	24,838
Other Securities		60,614

		108,246

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

INDUSTRIALS - 15.4%
Boeing Co.	217	15,924
Danaher Corp.	1,120	52,704
Fastenal Co. (e)	647	28,224
FedEx Corp.	349	29,162
Kansas City Southern (c)	167	11,324
Precision Castparts Corp.	164	26,943
Union Pacific Corp.	203	21,538
United Parcel Service Inc. - Class B	221	16,182
Other Securities		81,565

		283,566

INFORMATION TECHNOLOGY - 34.4%
Accenture Plc - Class A	369	19,658
Apple Inc. (c)	415	168,196
Baidu.com - ADR (c)	334	38,947
Broadcom Corp. - Class A	399	11,709
Corning Inc.	914	11,866
eBay Inc. (c)	660	20,012
Facebook Inc. - Class A (c) (f) (q)	172	5,347
Facebook Inc. - Class B (c) (f) (q)	290	9,047
Google Inc. - Class A (c)	137	88,359
Juniper Networks Inc. (c)	693	14,134
MasterCard Inc. - Class A	141	52,530
QUALCOMM Inc.	950	51,949
Tencent Holdings Ltd.	624	12,550
Visa Inc. - Class A	265	26,926
Other Securities		101,587

		632,817

MATERIALS - 4.4%
BHP Billiton Ltd. (e)	363	12,768
Praxair Inc.	418	44,631
Other Securities		22,610

		80,009

TELECOMMUNICATION SERVICES - 4.5%
American Tower Corp. - Class A	667	40,015
Crown Castle International Corp. (c)	962	43,089

		83,104

Total Common Stocks (cost $1,502,048)		1,776,084

PREFERRED STOCKS - 0.8%

CONSUMER DISCRETIONARY - 0.6%
Other Securities		10,901

INFORMATION TECHNOLOGY - 0.2%
Other Securities		3,382

Total Preferred Stocks (cost $10,956)		14,283

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.6%
JNL Money Market Fund, 0.02% (a) (h)	1,118	1,118
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	47,051	47,051

		48,169

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	45,545	45,545

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	942	918

		46,463

Total Short Term Investments (cost $94,656)		94,632

Total Investments - 102.5% (cost $1,607,660)		1,884,999

Other Assets and Liabilities, Net - (2.5%)		(46,394)

Total Net Assets - 100.0%		$1,838,605

JNL/T.Rowe Price Mid-Cap Growth Fund* (x)

COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 14.1%
Carmax Inc. (c)	561	$17,099
Discovery Communications Inc. - Class A (c)	155	6,350
Discovery Communications Inc. - Class C (c)	261	9,840
Dollar General Corp. (c)	712	29,292
Kohl’s Corp.	250	12,338
Lamar Advertising Co. - Class A (c) (e)	453	12,458
Liberty Media Corp. (c)	522	11,927
Marriott International Inc. - Class A	496	14,468
O’Reilly Automotive Inc. (c)	250	19,988
Other Securities		74,941

		208,701

CONSUMER STAPLES - 1.9%
Shoppers Drug Mart Corp. (e)	475	19,182
Other Securities		8,389

		27,571

ENERGY - 8.2%
Consol Energy Inc.	443	16,258
EQT Corp.	259	14,191
FMC Technologies Inc. (c)	248	12,953
McDermott International Inc. (c)	1,100	12,661
Range Resources Corp.	254	15,733
SM Energy Co.	168	12,281
Other Securities		36,915

		120,992

FINANCIALS - 8.0%
MSCI Inc. - Class A (c)	506	16,663
Other Securities		101,991

		118,654

HEALTH CARE - 14.8%
Alexion Pharmaceuticals Inc. (c)	172	12,298
CareFusion Corp. (c)	546	13,874
Covance Inc. (c)	332	15,179
CR Bard Inc.	164	14,022
Dentsply International Inc.	604	21,134
Henry Schein Inc. (c)	260	16,752
Idexx Laboratories Inc. (c)	166	12,775
Regeneron Pharmaceuticals Inc. (c) (e)	208	11,529
SXC Health Solutions Corp. (c)	207	11,691
Valeant Pharmaceuticals International Inc. (c)	249	11,626
Other Securities		77,423

		218,303

INDUSTRIALS - 20.4%
AMETEK Inc.	645	27,154
Babcock & Wilcox Co. (c)	656	15,836
Fastenal Co. (e)	459	20,017
Gardner Denver Inc.	281	21,654
Goodrich Corp.	109	13,483

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

IDEX Corp.	389	14,436
IHS Inc. - Class A (c)	279	24,039
Manpower Inc.	375	13,406
Pall Corp.	333	19,031
Quanta Services Inc. (c)	806	17,361
Roper Industries Inc.	285	24,758
Textron Inc.	867	16,031
Other Securities		73,579

		300,785

INFORMATION TECHNOLOGY - 23.2%
Amdocs Ltd. (c)	562	16,034
Concur Technologies Inc. (c)	228	11,580
Fiserv Inc. (c)	267	15,684
Gartner Inc. - Class A (c)	494	17,176
Global Payments Inc.	436	20,658
JDS Uniphase Corp. (c)	1,242	12,966
Nuance Communications Inc. (c)	1,100	27,676
Red Hat Inc. (c)	380	15,690
Trimble Navigation Ltd. (c)	416	18,054
Western Union Co.	636	11,613
Xilinx Inc.	490	15,709
Other Securities		159,216

		342,056

MATERIALS - 2.7%
Other Securities		39,655

UTILITIES - 1.4%
Calpine Corp. (c)	1,245	20,331

Total Common Stocks (cost $1,240,332)		1,397,048

PREFERRED STOCKS - 1.2%

CONSUMER DISCRETIONARY - 0.9%
Other Securities		14,464

INFORMATION TECHNOLOGY - 0.3%
Other Securities		4,298

Total Preferred Stocks (cost $12,544)		18,762

SHORT TERM INVESTMENTS - 9.9%

Investment Companies - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	2,452	2,452
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	65,031	65,031

		67,483

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	76,293	76,293
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	2,005	1,953

		78,246

Total Short Term Investments (cost $145,781)		145,729

Total Investments - 105.8% (cost $1,398,657)		1,561,539
Other Assets and Liabilities, Net - (5.8%)		(86,094)

Total Net Assets - 100.0%		$1,475,445

	Shares/Par (p)	Value

JNL/T.Rowe Price Short-Term Bond Fund

Non-U.S. Government Agency Asset-Backed Securities - 15.0%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,184	$1,189
0.97%, 08/17/15	1,155	1,155
0.99%, 11/15/15	3,495	3,489
1.98%, 04/15/16	2,885	2,949
1.61%, 05/16/16	2,140	2,171
Ally Master Owner Trust, 2.15%, 01/15/16	4,490	4,538
American Express Credit Account Master Trust, 0.45%, 04/17/17 (i)	3,185	3,187
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	355	360
1.61%, 10/08/15	1,895	1,902
1.17%, 05/09/16	3,140	3,128
1.55%, 07/08/16	5,165	5,161
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	714
4.62%, 07/10/43	3,200	3,256
5.55%, 02/10/51	252	254
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	935
REMIC, 5.75%, 09/11/42	2,640	2,826
REMIC, 5.61%, 06/11/50	1,858	1,922
REMIC, 5.70%, 06/11/50	960	1,003
BMW Vehicle Owner Trust, 0.76%, 08/25/15	2,360	2,356
Cabela’s Master Credit Card Trust, 1.73%, 01/16/18 (i) (r)	1,700	1,753
CarMax Auto Owner Trust
4.79%, 02/15/13	161	162
1.56%, 07/15/14	970	974
2.04%, 10/15/15	2,420	2,464
0.91%, 12/15/15	3,045	3,036
3.75%, 12/15/15	660	679
4.88%, 08/15/16	420	430
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,498
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	421	424
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	1,127	1,134
3.15%, 08/15/16 (r)	3,690	3,763
Citigroup Commercial Mortgage Trust REMIC, 5.36%, 04/15/40 (i)	1,600	1,712
CNH Equipment Trust
1.85%, 12/16/13	7	7
1.54%, 07/15/14	682	684
5.17%, 10/15/14	452	463
1.03%, 11/17/14	1,646	1,646
3.00%, 08/17/15	2,445	2,482
0.91%, 08/15/16	2,770	2,759
Commercial Mortgage Loan Trust REMIC
6.01%, 12/10/49 (i)	940	959
6.01%, 12/10/49 (i)	744	747
Commercial Mortgage Pass-Through Certificate REMIC, 5.36%, 07/10/37 (i)	1,300	1,400
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,566
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,764	1,790
Discover Card Master Trust
1.58%, 12/15/14 (i)	3,500	3,521
0.93%, 09/15/15 (i)	3,090	3,110
0.63%, 08/15/16 (i)	3,570	3,583
Ford Credit Auto Lease Trust, 1.34%, 09/15/14	1,215	1,218

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Ford Credit Auto Owner Trust
1.51%, 01/15/14	998	1,001
2.42%, 11/15/14	1,823	1,856
8.14%, 02/15/16 (r)	415	457
Ford Credit Floorplan Master Owner Trust 4.20%, 02/15/17 (r)	438	471
REMIC, 1.50%, 09/15/15	3,700	3,706
Fosse Master Issuer Plc REMIC, 1.80%, 10/18/54 (i) (r)	1,530	1,524
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,845
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,710	2,709
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,910	1,951
GS Mortgage Securities Corp. II REMIC
2.33%, 03/10/44 (r)	4,385	4,477
5.79%, 08/10/45 (i)	1,065	1,108
Holmes Master Issuer Plc, 1.95%, 10/21/54 (i) (r)	1,655	1,650
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	916	919
1.34%, 03/18/14	1,443	1,448
1.98%, 05/23/16	545	552
1.55%, 08/18/17	1,695	1,715
HSBC Home Equity Loan Trust REMIC, 0.43%, 03/20/36 (i)	1,401	1,294
Huntington Auto Trust, 1.01%, 01/15/16 (r)	2,205	2,192
John Deere Owner Trust
1.57%, 10/15/13	195	195
1.32%, 05/15/14	281	282
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,725	1,810
4.72%, 02/11/41	300	314
4.68%, 07/15/42	1,063	1,081
1.87%, 02/15/46 (r)	2,288	2,294
1.53%, 07/15/46 (r)	3,710	3,695
JPMorgan Mortgage Trust REMIC, 2.79%, 07/25/35 (i)	361	282
Mercedes-Benz Auto Lease Trust, 1.24%, 07/17/17 (r)	1,920	1,917
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,828
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	888	891
Morgan Stanley Capital I REMIC
5.27%, 06/13/41 (i)	880	946
4.78%, 12/13/41	950	1,017
4.99%, 08/13/42	1,565	1,703
6.28%, 01/11/43 (i)	2,430	2,612
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,424
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,495	3,481
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,883
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	919
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,017
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,235
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	176	179
Silverstone Master Issuer Plc, 1.96%, 01/21/55 (i) (r)	3,195	3,188
SMART Trust
1.77%, 10/14/14 (r)	1,280	1,284
1.54%, 03/14/15 (r)	890	890

	Shares/Par (p)	Value

Structured Asset Securities Corp. REMIC, 2.44%, 09/25/33 (i)	745	620
Toyota Auto Receivables Owner Trust, 1.47%, 01/17/17	1,385	1,396
USAA Auto Owner Trust
1.30%, 06/16/14	507	508
2.14%, 09/15/15	895	908
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/22/15	5,030	5,054
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	728
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	1,077	1,097
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.74%, 04/25/35 (i)	2,363	2,006
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,779	2,783
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	578
4.66%, 05/15/17	3,640	3,815

Total Non-U.S. Government Agency Asset- Backed Securities (cost $183,713)		183,194

CORPORATE BONDS AND NOTES - 46.8%

CONSUMER DISCRETIONARY - 3.8%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,043
COX Communications Inc., 5.45%, 12/15/14	3,025	3,358
Daimler Finance North America LLC
1.18%, 03/28/14 (i) (r)	4,845	4,676
1.88%, 09/15/14 (r)	1,710	1,701
DIRECTV Holdings LLC, 4.75%, 10/01/14	5,460	5,898
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	2,946	3,130
Johnson Controls Inc., 0.84%, 02/04/14 (i)	4,385	4,382
Macy’s Retail Holdings Inc., 5.35%, 03/15/12	1,360	1,369
NBCUniversal Media LLC, 2.10%, 04/01/14	4,260	4,330
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,717
TCM Sub LLC, 3.55%, 01/15/15 (r)	4,045	4,194
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,065
Time Warner Cable Inc.
5.40%, 07/02/12	3,870	3,957
7.50%, 04/01/14	810	907

		45,727

CONSUMER STAPLES - 2.3%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,290
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,890
1.50%, 07/14/14	2,125	2,140
BAT International Finance Plc, 8.13%, 11/15/13 (r)	6,060	6,784
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,171
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,065
General Mills Inc., 6.00%, 02/15/12	1,400	1,408
Kroger Co., 6.75%, 04/15/12	625	636
Safeway Inc., 5.80%, 08/15/12 (e)	2,080	2,136

		27,520

ENERGY - 5.2%
Apache Corp., 6.00%, 09/15/13	4,835	5,267
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	4,510	4,609
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	584
5.15%, 02/01/13	2,630	2,743
1.45%, 11/14/14	1,765	1,775
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,697

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,409
Devon Energy Corp., 2.40%, 07/15/16 (e)	3,825	3,916
Ensco Plc, 3.25%, 03/15/16	2,730	2,785
Enterprise Products Operating LLC
4.60%, 08/01/12 (e)	1,785	1,811
6.38%, 02/01/13	675	707
Gazprom OAO, 4.95%, 05/23/16 (e) (r)	3,545	3,549
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,839
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	786
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,961
Nabors Industries Inc., 5.38%, 08/15/12	910	930
Noble Corp., 5.88%, 06/01/13	500	530
Noble Holding International Ltd., 3.45%, 08/01/15	975	1,014
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,881
1.75%, 02/15/17	2,800	2,836
Plains All American Pipeline LP, 4.25%, 09/01/12	4,090	4,172
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	2,730	2,711
Transocean Inc.
5.25%, 03/15/13	4,425	4,549
5.05%, 12/15/16	1,285	1,312
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,018
Williams Partners LP, 3.80%, 02/15/15	1,496	1,571

		63,962
FINANCIALS - 20.1%
Allstate Corp., 6.13%, 02/15/12	2,400	2,414
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,421
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,546
American Express Credit Corp., 5.13%, 08/25/14 (e)	2,000	2,149
American Honda Finance Corp., 0.73%, 08/28/12 (i) (r)	2,440	2,440
American International Group Inc., 4.25%, 09/15/14	3,740	3,632
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,965
Bank of America Corp., 1.85%, 01/30/14 (i)	4,115	3,715
Bank of New York Mellon Corp., 0.71%, 01/31/14 (i)	4,335	4,319
Bank of Nova Scotia, 2.25%, 01/22/13	2,135	2,164
Barclays Bank Plc, 5.20%, 07/10/14	5,765	5,943
BB&T Corp.
3.85%, 07/27/12	2,770	2,815
5.70%, 04/30/14	2,300	2,516
Berkshire Hathaway Inc., 2.20%, 08/15/16 (e)	5,765	5,934
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,240
Capital One Financial Corp., 2.13%, 07/15/14 (e)	4,015	3,964
Caterpillar Financial Services Corp., 0.87%, 04/01/14 (i)	6,700	6,691
Charles Schwab Corp., 4.95%, 06/01/14	850	921
Citigroup Inc., 1.51%, 04/01/14 (i)	6,800	6,408
Commonwealth Bank of Australia, 2.75%, 10/15/12 (r)	1,170	1,183
Credit Suisse New York, 3.45%, 07/02/12 (e)	1,275	1,291
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,043
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,152
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,535	2,468
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	5,982
2.75%, 07/01/13 (r)	1,990	2,024

	Shares/Par (p)	Value

Fifth Third Bancorp, 6.25%, 05/01/13	3,658	3,845
General Electric Capital Corp.
1.88%, 09/16/13 (e)	1,535	1,554
1.21%, 04/07/14 (i)	6,355	6,211
2.25%, 11/09/15 (e)	2,950	2,963
Goldman Sachs Group Inc., 1.44%, 02/07/14 (e) (i)	8,050	7,524
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,683
HSBC Bank Plc, 1.63%, 08/12/13 (r)	3,595	3,541
HSBC Holdings Plc, 5.25%, 12/12/12 (e)	1,640	1,672
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	2,745	2,799
John Deere Capital Corp., 4.95%, 12/17/12	3,810	3,969
JPMorgan Chase & Co.
6.95%, 08/10/12 (e)	2,429	2,519
1.30%, 05/02/14 (i)	9,050	8,783
KeyCorp, 3.75%, 08/13/15 (e)	2,560	2,655
Kilroy Realty LP, 5.00%, 11/03/15	2,960	3,044
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	2,950	2,840
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,436
MetLife Global Funding I, 2.50%, 01/11/13 (r)	1,250	1,265
MetLife Inc., 1.69%, 08/06/13 (i)	2,220	2,228
MetLife Institutional Funding II, 1.48%, 04/04/14 (i) (r)	5,880	5,867
Morgan Stanley, 2.02%, 01/24/14 (e) (i)	8,160	7,511
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,173
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	443	448
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,288
Nordea Bank AB
2.50%, 11/13/12 (r)	765	770
1.75%, 10/04/13 (r)	2,795	2,731
2.13%, 01/14/14 (r)	3,295	3,232
Principal Financial Group Inc., 7.88%, 05/15/14	3,620	4,036
Prudential Financial Inc.
3.63%, 09/17/12	4,830	4,905
2.75%, 01/14/13	490	494
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,205
RCI Banque SA, 2.45%, 04/11/14 (i) (r)	1,655	1,577
Regions Financial Corp., 5.75%, 06/15/15 (e)	1,330	1,270
Royal Bank of Canada, 0.70%, 04/17/14 (i)	6,195	6,131
Royal Bank of Scotland Plc, 3.40%, 08/23/13	3,645	3,546
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	288
Simon Property Group LP, 4.20%, 02/01/15	540	573
SLM Corp., 5.13%, 08/27/12	7,125	7,161
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,107
Standard Chartered Plc, 3.85%, 04/27/15 (e) (r)	470	473
State Street Corp., 0.88%, 03/07/14 (i)	2,700	2,673
Toronto-Dominion Bank
0.60%, 07/26/13 (i)	2,070	2,067
0.70%, 07/14/14 (i)	2,055	2,053
Toyota Motor Credit Corp., 2.00%, 09/15/16	5,380	5,434
UBS AG
1.60%, 02/23/12 (i)	1,475	1,477
1.42%, 01/28/14 (i)	4,375	4,260
US Bancorp, 2.20%, 11/15/16	6,490	6,552
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,193
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/11) (m)	425	356
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	564
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,485
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,282
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	860

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

4.50%, 11/10/14 (r)	1,695	1,785

		245,698

HEALTH CARE - 4.2%
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,576
Amgen Inc., 1.88%, 11/15/14 (e)	3,680	3,728
Aristotle Holding Inc., 2.75%, 11/21/14 (e) (r)	2,705	2,738
Baxter International Inc., 1.85%, 01/15/17 (e)	1,295	1,305
Boston Scientific Corp., 4.50%, 01/15/15	5,280	5,541
Cardinal Health Inc., 5.50%, 06/15/13	3,460	3,667
Express Scripts Inc.
5.25%, 06/15/12	5,375	5,476
6.25%, 06/15/14	865	943
3.13%, 05/15/16	1,810	1,820
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,245
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,679
3.50%, 01/15/16	1,910	1,918
Teva Pharmaceutical Finance III BV, 1.07%, 03/21/14 (i)	2,705	2,689
UnitedHealth Group Inc., 1.88%, 11/15/16	1,535	1,535
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	2,750	2,951
WellPoint Inc.
6.80%, 08/01/12	2,230	2,306
6.00%, 02/15/14	2,525	2,752

		50,869

INDUSTRIALS - 1.3%
CSX Corp.
6.30%, 03/15/12 (e)	220	222
5.75%, 03/15/13	1,760	1,853
GATX Corp.
4.75%, 10/01/12	1,970	2,010
3.50%, 07/15/16	3,365	3,381
Lockheed Martin Corp., 2.13%, 09/15/16	1,080	1,082
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,537
Southwest Airlines Co., 6.50%, 03/01/12	3,805	3,835
Waste Management Inc.
6.38%, 11/15/12	1,083	1,132
2.60%, 09/01/16	1,300	1,319

		16,371

INFORMATION TECHNOLOGY - 1.3%
Agilent Technologies Inc., 2.50%, 07/15/13	630	636
Broadcom Corp.
1.50%, 11/01/13	1,210	1,223
2.38%, 11/01/15	1,590	1,628
Fiserv Inc., 3.13%, 06/15/16	980	998
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,779
2.35%, 03/15/15	3,120	3,105
Xerox Corp.
5.50%, 05/15/12	2,085	2,119
5.65%, 05/15/13	2,100	2,205
1.28%, 05/16/14 (i)	1,230	1,212

		15,905

MATERIALS - 1.5%
ArcelorMittal, 5.38%, 06/01/13	2,620	2,682
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,890
CRH America Inc., 5.30%, 10/15/13	980	1,018
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,507
2.50%, 02/15/16 (e)	2,615	2,626
Ecolab Inc., 2.38%, 12/08/14	2,510	2,559
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,567

		18,849

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 3.0%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,656
2.38%, 09/08/16	2,565	2,558
American Tower Corp., 4.63%, 04/01/15	4,740	4,941
AT&T Inc., 6.70%, 11/15/13	3,635	4,007
British Telecommunications Plc, 5.15%, 01/15/13	2,565	2,656
CenturyLink Inc., 7.88%, 08/15/12	670	692
Rogers Cable Inc., 6.25%, 06/15/13	1,070	1,145
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	992
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,308
Telefonica Emisiones SAU
5.86%, 02/04/13	2,190	2,227
2.58%, 04/26/13 (e)	2,590	2,527
Verizon Virginia Inc., 4.63%, 03/15/13	7,365	7,668
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,661

		37,038

UTILITIES - 4.1%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	4,410	4,531
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	906
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,799
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,503
1.95%, 09/01/16	1,095	1,093
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,054
2.25%, 09/01/15	1,275	1,305
1.95%, 08/15/16	1,465	1,472
DTE Energy Co., 1.23%, 06/03/13 (i)	2,210	2,208
Duke Energy Corp.
6.30%, 02/01/14	1,575	1,738
2.15%, 11/15/16	4,570	4,583
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	801
Georgia Power Co., 1.30%, 09/15/13	3,060	3,088
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,932
Kentucky Utilities Co., 1.63%, 11/01/15	915	920
NiSource Finance Corp.
6.15%, 03/01/13	616	647
5.40%, 07/15/14	1,040	1,128
Northeast Utilities, 5.65%, 06/01/13	3,775	3,993
Progress Energy Inc., 6.05%, 03/15/14	875	966
PSEG Power LLC
2.50%, 04/15/13	2,535	2,575
2.75%, 09/15/16	1,215	1,221
Sempra Energy, 1.31%, 03/15/14 (i)	4,435	4,417
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,459
Southern Co.
5.30%, 01/15/12	1,250	1,252
1.95%, 09/01/16 (e)	1,370	1,383

		49,974

Total Corporate Bonds and Notes (cost $571,889)		571,913

GOVERNMENT AND AGENCY OBLIGATIONS - 33.0%

GOVERNMENT SECURITIES - 11.8%
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank, 1.63%, 11/21/12	17,310	17,519
Federal Home Loan Mortgage Corp. - 1.2% (w)
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	2,100	2,116
0.88%, 10/28/13	11,915	12,008

		14,124

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
1.25%, 06/22/12	11,460	11,520
1.00%, 09/23/13	4,415	4,461

		15,981
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp., 1.06%, 10/15/12 (i)	6,305	6,288
Sovereign - 0.8%
Canada Housing Trust, 4.00%, 06/15/12 (r), CAD	2,355	2,342
Kommunalbanken A/S, 5.13%, 05/30/12	7,400	7,523

		9,865
Treasury Inflation Index Securities - 2.6%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	24,272	24,793
0.50%, 04/15/15 (n)	6,431	6,729

		31,522
U.S. Treasury Securities - 4.0%
U.S. Treasury Note
0.38%, 10/31/12 (o)	37,000	37,074
0.38%, 11/15/14 (e)	3,500	3,502
1.50%, 07/31/16	7,665	7,924

		48,500

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.2%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 06/01/26	3,349	3,517
5.00%, 10/01/17 - 12/01/23	8,858	9,500
4.50%, 04/01/18 - 08/01/25	2,299	2,441
5.50%, 10/01/19 - 07/01/20	1,317	1,432
2.37%, 09/01/33 (i)	189	200
2.50%, 09/01/33 - 06/01/35 (i)	928	976
2.23%, 10/01/34 (i)	82	87
2.38%, 11/01/34 - 03/01/36 (i)	1,003	1,058
2.65%, 11/01/34 - 02/01/35 (i)	129	136
2.66%, 11/01/34 (i)	78	82
2.74%, 11/01/34 (i)	58	61
2.43%, 01/01/35 - 02/01/35 (i)	172	180
2.35%, 02/01/35 (i)	86	90
2.39%, 02/01/35 (i)	50	53
2.49%, 02/01/35 (i)	160	169
2.51%, 09/01/35 (i)	1,043	1,100
2.48%, 10/01/35 (i)	629	664
2.60%, 11/01/35 (i)	373	393
6.00%, 11/01/37	4,525	4,977
REMIC, 5.00%, 10/15/21	1,043	1,105
REMIC, 0.73%, 05/15/36 (i)	707	706
REMIC, 0.78%, 08/15/41 (i)	5,112	5,106

		34,033
Federal National Mortgage Association - 18.3%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	70,484	76,871
5.00%, 07/01/19 - 07/01/41	25,321	27,313
4.50%, 08/01/24 - 09/01/25	49,134	52,642
4.00%, 02/01/25 - 09/01/26	28,815	30,458
3.50%, 11/01/26	6,397	6,696
2.35%, 03/01/33 - 01/01/35 (i)	96	102
1.83%, 06/01/33 (i)	64	66
2.45%, 06/01/33 (i)	709	745
2.44%, 07/01/33 - 06/01/35 (i)	651	686
2.63%, 09/01/33 (i)	5	6
2.32%, 12/01/33 (i)	2	2
2.42%, 12/01/33 (i)	792	818
2.38%, 04/01/34 - 08/01/35 (i)	6,969	7,345

	Shares/Par (p)	Value
2.50%, 04/01/34 (i)	17	18
2.34%, 10/01/34 (i)	27	28
2.30%, 11/01/34 - 02/01/36 (i)	1,001	1,039
2.52%, 11/01/34 (i)	863	916
2.53%, 11/01/34 (i)	192	202
2.37%, 12/01/34 - 01/01/35 (i)	173	181
2.33%, 01/01/35 (i)	119	125
2.39%, 01/01/35 - 03/01/36 (i)	420	442
2.41%, 02/01/35 (i)	279	295
2.14%, 03/01/35 (i)	82	86
2.07%, 04/01/35 (i)	490	510
2.69%, 04/01/35 (i)	183	193
2.74%, 04/01/35 (i)	494	526
2.18%, 05/01/35 (i)	841	877
2.19%, 05/01/35 (i)	353	368
2.43%, 05/01/35 - 07/01/35 (i)	590	624
2.54%, 06/01/35 (i)	769	812
2.66%, 07/01/35 (i)	623	662
1.76%, 08/01/35 (i)	1,344	1,369
2.27%, 11/01/35 (i)	957	1,004
2.56%, 11/01/35 (i)	423	447
2.48%, 02/01/36 (i)	533	565
2.49%, 03/01/36 (i)	795	842
6.00%, 04/01/36 - 05/01/37	1,469	1,622
REMIC, 5.00%, 08/25/19 - 11/25/21	5,856	6,258

		223,761
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	681	712
5.50%, 07/15/20	252	274

		986

Total Government and Agency Obligations (cost $397,313)		402,579

INVESTMENT COMPANY - 0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	631

Total Investment Companies (cost $2,836)		631

SHORT TERM INVESTMENTS - 6.8%
Certificates of Deposit - 0.3%
Svenska Handelsbanken, 1.01%, 03/18/13 (i)	4,200	$4,195
Investment Companies - 4.2%
JNL Money Market Fund, 0.02% (a) (h)	10,538	10,538
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	40,935	40,935

		51,473
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	27,050	27,050
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	403	393

		27,443

Total Short Term Investments (cost $83,126)		83,111

Total Investments - 101.7% (cost $1,238,877)		1,241,428
Other Assets and Liabilities, Net - (1.7%)		(20,462)

Total Net Assets - 100.0%		$1,220,966

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/T.Rowe Price Value Fund* (x)

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 9.8%
Carnival Corp.	348	$11,352
Comcast Corp. - Class A	147	3,481
Comcast Corp. - Special Class A	525	12,376
Discovery Communications Inc. - Class C (c)	315	11,864
Kohl’s Corp.	352	17,376
Time Warner Cable Inc.	239	15,181
Time Warner Inc.	452	16,350
Walt Disney Co.	356	13,354
Other Securities		26,112

		127,446

CONSUMER STAPLES - 4.3%
PepsiCo Inc.	243	16,103
Procter & Gamble Co.	233	15,530
Other Securities		24,769

		56,402

ENERGY - 13.4%
Chevron Corp.	365	38,825
Nexen Inc.	716	11,398
Royal Dutch Shell Plc - ADR	230	16,818
Spectra Energy Corp.	772	23,751
Williams Cos. Inc.	353	11,653
Other Securities		72,939

		175,384

FINANCIALS - 18.2%
American Express Co.	249	11,750
Ameriprise Financial Inc.	216	10,737
JPMorgan Chase & Co.	788	26,211
MetLife Inc.	454	14,146
Moody’s Corp.	567	19,086
Morgan Stanley	695	10,514
Regions Financial Corp.	2,648	11,388
SLM Corp.	1,316	17,632
U.S. Bancorp	723	19,563
Wells Fargo & Co.	449	12,363
Other Securities		84,377

		237,767

HEALTH CARE - 14.6%
Amgen Inc.	325	20,887
Covidien Plc	412	18,540
Gilead Sciences Inc. (c)	422	17,252
Johnson & Johnson	250	16,388
Merck & Co. Inc.	954	35,981
Pfizer Inc.	2,613	56,541
Thermo Fisher Scientific Inc. (c)	251	11,265
Other Securities		13,680

		190,534

INDUSTRIALS - 9.4%
3M Co.	149	12,153
Boeing Co.	240	17,575
General Electric Co.	1,524	27,297
Honeywell International Inc.	207	11,267
Ingersoll-Rand Plc	383	11,673
Southwest Airlines Co.	1,351	11,561
Other Securities		30,518

		122,044

INFORMATION TECHNOLOGY - 10.3%
Applied Materials Inc.	990	10,604
Cisco Systems Inc.	1,384	25,025

	Shares/Par (p)	Value

Microsoft Corp.	489	12,694
Texas Instruments Inc.	801	23,314
Visa Inc.	121	12,285
Other Securities		50,354

		134,276

MATERIALS - 5.1%
International Paper Co.	854	25,279
LyondellBasell Industries NV	318	10,319
Monsanto Co.	160	11,218
Other Securities		19,772

		66,588

TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	903	27,304
Other Securities		19,616

		46,920

UTILITIES - 7.4%
AES Corp. (c)	1,624	19,226
Entergy Corp.	191	13,938
Exelon Corp.	431	18,692
MDU Resources Group Inc.	496	10,653
PPL Corp.	356	10,471
Other Securities		24,212

		97,192

Total Common Stocks (cost $1,250,106)		1,254,553

PREFERRED STOCKS - 1.4%

FINANCIALS - 1.3%
Other Securities		16,652

UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,485

Total Preferred Stocks (cost $18,212)		18,137

CORPORATE BONDS AND NOTES - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Other Securities		1,192

FINANCIALS - 0.1%
Other Securities		1,202

MATERIALS - 0.2%
Other Securities		3,323

Total Corporate Bonds and Notes (cost $5,637)		5,717

SHORT TERM INVESTMENTS - 2.6%

Investment Companies - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	807	807
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	23,287	23,287

		24,094
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	9,827	9,827
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	625	609

		10,436

Total Short Term Investments (cost $34,546)		34,530

Total Investments - 100.5% (cost $1,308,501)		1,312,937
Other Assets and Liabilities, Net - (0.5%)		(6,793)

Total Net Assets - 100.0%		$1,306,144

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

JNL/WMC Balanced Fund

COMMON STOCKS - 64.5%

CONSUMER DISCRETIONARY - 6.5%
Comcast Corp. - Class A	933	$22,113
Ford Motor Co.	748	8,044
J.C. Penney Co. Inc.	134	4,704
Johnson Controls Inc.	366	11,433
Lowe’s Cos. Inc.	611	15,508
Mattel Inc.	277	7,702
Omnicom Group Inc.	157	6,992
Staples Inc.	374	5,192
Target Corp.	211	10,812
Time Warner Inc.	319	11,518
Walt Disney Co.	331	12,431

		116,449

CONSUMER STAPLES - 5.2%
CVS Caremark Corp.	349	14,232
PepsiCo Inc.	337	22,329
Philip Morris International Inc.	274	21,503
Procter & Gamble Co.	359	23,981
Unilever NV - ADR	307	10,541

		92,586

ENERGY - 9.0%
Anadarko Petroleum Corp.	238	18,202
Baker Hughes Inc.	201	9,790
Chevron Corp.	332	35,305
EnCana Corp.	442	8,186
Exxon Mobil Corp.	566	47,944
Occidental Petroleum Corp.	222	20,765
Total SA - ADR (e)	205	10,479
Ultra Petroleum Corp. (c)	350	10,369

		161,040

FINANCIALS - 11.0%
ACE Ltd.	228	16,000
Ameriprise Financial Inc.	196	9,748
Bank of America Corp.	664	3,693
BB&T Corp.	453	11,392
BlackRock Inc.	65	11,541
Chubb Corp.	154	10,664
CME Group Inc.	24	5,800
Goldman Sachs Group Inc.	94	8,460
Hartford Financial Services Group Inc.	310	5,041
JPMorgan Chase & Co.	926	30,804
MetLife Inc.	487	15,189
PNC Financial Services Group Inc.	326	18,826
Principal Financial Group Inc.	334	8,205
Wells Fargo & Co.	1,535	42,292

		197,655

HEALTH CARE - 9.2%
Cardinal Health Inc.	329	13,346
Eli Lilly & Co.	610	25,355
Johnson & Johnson	454	29,805
Medtronic Inc.	506	19,360
Merck & Co. Inc.	907	34,207
Pfizer Inc.	1,560	33,760
Teva Pharmaceutical Industries Ltd. - ADR	225	9,085

		164,918

INDUSTRIALS - 7.0%
Avery Dennison Corp.	225	6,447
Cooper Industries Plc	242	13,126
Deere & Co.	162	12,542
FedEx Corp.	133	11,080

	Shares/Par (p)	Value

General Dynamics Corp.	138	9,176
General Electric Co.	855	15,309
Honeywell International Inc.	194	10,566
Northrop Grumman Systems Corp.	79	4,624
Siemens AG - ADR	105	10,074
United Continental Holdings Inc. (c)	442	8,341
United Parcel Service Inc. - Class B	187	13,695
Waste Management Inc.	352	11,529

		126,509

INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	186	9,887
Analog Devices Inc.	239	8,566
Automatic Data Processing Inc.	276	14,910
Avnet Inc. (c)	303	9,415
Cisco Systems Inc.	728	13,168
eBay Inc. (c)	325	9,867
Intel Corp.	558	13,530
International Business Machines Corp.	152	27,927
Microsoft Corp.	1,117	28,995
Oracle Corp.	91	2,331
QUALCOMM Inc.	206	11,253
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	417	5,381
Texas Instruments Inc.	435	12,672

		167,902

MATERIALS - 1.9%
Agrium Inc. (e)	83	5,592
Barrick Gold Corp.	230	10,400
Dow Chemical Co.	490	14,089
Praxair Inc.	43	4,598

		34,679

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	1,351	40,868

UTILITIES - 3.0%
Dominion Resources Inc.	309	16,394
Exelon Corp.	256	11,085
PG&E Corp.	275	11,333
Xcel Energy Inc.	566	15,644

		54,456

Total Common Stocks (cost $1,080,282)		1,157,062

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	277
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	455	458
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,371
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	290	291
5.19%, 09/10/47 (i)	1,200	1,327
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.53%, 04/12/38 (i)	168	189
5.20%, 12/11/38	780	856
5.44%, 03/11/39 (i)	915	1,014
5.54%, 09/11/41	600	668
CarMax Auto Owner Trust, 4.79%, 02/15/13	103	104
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	900
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 04/19/22	260	271

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,629	2,753
Ford Credit Floorplan Master Owner Trust, 1.93%, 12/15/14 (i) (r)	1,000	1,011
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	961
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.72%, 09/11/38 (i)	540	602
5.54%, 10/12/41	545	612
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	21	22
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	548
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	288	290
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	553
SBA Tower Trust, 4.25%, 04/15/15 (r)	420	432
Southwest Airlines Co., 6.15%, 08/01/22 (e)	216	232
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	684

Total Non-U.S. Government Agency Asset- Backed Securities (cost $15,496)		16,426

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 1.0%
AutoZone Inc., 4.00%, 11/15/20	1,000	1,025
CBS Corp.
5.75%, 04/15/20 (e)	805	905
4.30%, 02/15/21	525	542
Comcast Corp.
6.50%, 01/15/17	750	882
6.55%, 07/01/39 (e)	375	462
COX Communications Inc., 5.45%, 12/15/14 (e)	500	555
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,392
8.50%, 01/18/31	300	419
DIRECTV Holdings LLC
3.13%, 02/15/16	900	912
6.38%, 03/01/41	635	732
Grupo Televisa SA, 6.63%, 01/15/40	375	423
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,033
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	540
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,733
News America Inc., 4.50%, 02/15/21	850	891
Staples Inc., 9.75%, 01/15/14 (l)	335	383
Target Corp., 5.38%, 05/01/17	800	940
Time Warner Cable Inc.
5.85%, 05/01/17	270	308
5.00%, 02/01/20 (e)	1,500	1,643
Time Warner Inc., 4.88%, 03/15/20	500	542
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,629	2,753
Viacom Inc.
2.50%, 12/15/16	1,100	1,100
6.88%, 04/30/36	670	839

		18,201

CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21 (e)	895	985
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	854
5.38%, 01/15/20	170	199
CVS Caremark Corp.
6.13%, 08/15/16	400	466
5.75%, 06/01/17	245	286
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	256

	Shares/Par (p)	Value
Kellogg Co., 4.00%, 12/15/20	1,300	1,376
Kraft Foods Inc.
6.25%, 06/01/12	302	308
5.38%, 02/10/20	1,000	1,154
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,871
SABMiller Plc, 6.50%, 07/15/18 (r)	600	684
Wal-Mart Stores Inc., 3.63%, 07/08/20 (e)	2,300	2,521
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	954

		11,914

ENERGY - 0.3%
BP Capital Markets Plc, 4.75%, 03/10/19 (e)	675	750
ConocoPhillips, 4.60%, 01/15/15 (e)	500	553
EOG Resources Inc., 5.63%, 06/01/19	190	224
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	87
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,054
Shell International Finance BV
3.10%, 06/28/15	400	429
3.25%, 09/22/15 (e)	550	592
4.38%, 03/25/20 (e)	675	788
StatoilHydro ASA, 5.25%, 04/15/19	215	249
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	1,052

		5,778

FINANCIALS - 3.5%
Ace Capital Trust II, 9.70%, 04/01/30	525	695
American Express Centurion Bank, 6.00%, 09/13/17	850	961
American Express Credit Corp., 2.75%, 09/15/15	500	503
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,018
Ameriprise Financial Inc., 5.30%, 03/15/20	170	183
ANZ National International Ltd., 2.38%, 12/21/12 (r)	260	264
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	504
AXA SA, 8.60%, 12/15/30 (e)	425	419
Bank of America Corp.
6.50%, 08/01/16	2,000	2,014
5.42%, 03/15/17	700	632
7.63%, 06/01/19 (e)	800	827
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	257
5.45%, 05/15/19 (e)	500	570
Bank of Nova Scotia, 3.40%, 01/22/15 (e)	625	656
Barclays Bank Plc, 6.75%, 05/22/19	320	355
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,308
Capital One Financial Corp., 4.75%, 07/15/21	1,500	1,544
Caterpillar Financial Services Corp., 2.75%, 06/24/15 (e)	600	623
CDP Financial, 4.40%, 11/25/19 (r)	600	651
Charles Schwab Corp., 4.95%, 06/01/14	190	206
Citigroup Inc.
5.50%, 10/15/14	515	529
4.59%, 12/15/15	535	538
5.85%, 08/02/16	1,300	1,366
8.50%, 05/22/19	400	471
8.13%, 07/15/39	115	141
Comerica Inc., 3.00%, 09/16/15	95	97
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	680
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	341
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	508
Discover Financial Services, 6.45%, 06/12/17	90	94
Eaton Vance Corp., 6.50%, 10/02/17	160	180

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Enel Finance International SA 5.13%, 10/07/19 (r)	350	313
6.80%, 09/15/37 (r)	235	204
ERAC USA Finance Co., 4.50%, 08/16/21 (e) (r)	620	636
ERAC USA Finance LLC, 2.25%, 01/10/14 (r)	375	373
ERP Operating LP, 4.75%, 07/15/20	765	794
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	227
General Electric Capital Corp. 5.90%, 05/13/14	250	274
2.25%, 11/09/15 (e)	1,000	1,004
5.63%, 09/15/17	1,700	1,882
4.63%, 01/07/21	1,000	1,037
4.65%, 10/17/21	500	522
Goldman Sachs Group Inc. 5.35%, 01/15/16	900	923
5.63%, 01/15/17	1,350	1,324
6.25%, 02/01/41	940	922
Hartford Financial Services Group Inc., 6.10%, 10/01/41	645	604
HCP Inc., 6.00%, 01/30/17	365	395
Household Finance Co., 6.38%, 11/27/12	500	514
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	888
HSBC Bank USA, 5.88%, 11/01/34 (e)	250	241
HSBC Holdings Plc, 6.10%, 01/14/42 (e)	1,200	1,360
ING Bank NV, 2.00%, 10/18/13 (r)	1,850	1,807
John Deere Capital Corp., 2.95%, 03/09/15	180	190
JPMorgan Chase & Co. 3.40%, 06/24/15	1,800	1,835
6.30%, 04/23/19	475	538
6.40%, 05/15/38	425	493
5.40%, 01/06/42 (e)	540	564
Kimco Realty Corp., 5.78%, 03/15/16	345	373
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	2,008
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	538
Liberty Property LP, 6.63%, 10/01/17	225	254
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	602
MassMutual Global Funding II, 2.88%, 04/21/14 (e) (r)	172	176
MetLife Global Funding I Inc. 2.88%, 09/17/12 (e) (r)	600	608
2.50%, 09/29/15 (r)	1,200	1,207
Morgan Stanley 6.00%, 05/13/14	400	404
5.38%, 10/15/15	170	166
5.45%, 01/09/17	1,700	1,637
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18 (e)	1,000	1,152
Nomura Holdings Inc., 5.00%, 03/04/15 (e)	280	282
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	350
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	505
PNC Funding Corp., 5.40%, 06/10/14	525	574
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,073
Prudential Financial Inc. 5.50%, 03/15/16	425	461
6.00%, 12/01/17	450	500
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	764
Realty Income Corp. 6.75%, 08/15/19	355	405
5.75%, 01/15/21	335	365
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	478
Simon Property Group LP 4.20%, 02/01/15 (e)	600	636
6.10%, 05/01/16 (e)	325	369
Sovereign Bank, 8.75%, 05/30/18	450	502

	Shares/Par (p)	Value

Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	267
Svenska Handelsbanken AB, 4.88%, 06/10/14 (r)	700	728
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,054
U.S. Bank NA, 4.95%, 10/30/14	450	489
US Bancorp, 2.88%, 11/20/14 (e)	500	521
Wachovia Corp. 5.25%, 08/01/14	500	527
5.75%, 06/15/17	1,500	1,695
WEA Finance LLC 5.70%, 10/01/16 (r)	100	107
7.13%, 04/15/18 (r)	350	391
Wells Fargo & Co., 3.75%, 10/01/14 (e)	575	607

		62,774

HEALTH CARE - 0.5%
Amgen Inc. 6.15%, 06/01/18 (e)	425	494
5.70%, 02/01/19	350	394
5.15%, 11/15/41	1,200	1,244
Express Scripts Inc., 6.25%, 06/15/14	160	174
McKesson Corp., 3.25%, 03/01/16	175	185
Merck & Co. Inc., 4.00%, 06/30/15	370	407
Pfizer Inc., 6.20%, 03/15/19	700	864
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	912
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,136
Schering-Plough, 5.30%, 12/01/13 (l)	450	489
Thermo Fisher Scientific Inc. 3.25%, 11/20/14	140	148
3.20%, 05/01/15	180	190
UnitedHealth Group Inc. 5.50%, 11/15/12	379	394
3.88%, 10/15/20	600	637
4.63%, 11/15/41	1,040	1,094
WellPoint Inc., 4.35%, 08/15/20 (e)	1,000	1,080

		9,842

INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	943
Cargill Inc., 4.31%, 05/14/21 (e) (r)	517	562
Deere & Co., 4.38%, 10/16/19	185	207
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	413
Raytheon Co., 1.63%, 10/15/15	835	841
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	779
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	555
United Parcel Service Inc., 4.88%, 11/15/40 (e)	370	428

		4,728

INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20 (e)	500	569
Dell Inc., 5.88%, 06/15/19 (e)	460	540
Hewlett-Packard Co. 3.75%, 12/01/20	1,000	987
4.30%, 06/01/21	1,000	1,025
International Business Machines Corp., 2.00%, 01/05/16 (e)	1,300	1,333
Intuit Inc., 5.40%, 03/15/12	550	555
Microsoft Corp., 4.50%, 10/01/40	500	564
Oracle Corp., 6.13%, 07/08/39	500	657
Xerox Corp. 8.25%, 05/15/14	345	389
6.75%, 02/01/17	75	86
6.35%, 05/15/18 (e)	50	56
5.63%, 12/15/19	30	33

		6,794

MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	260

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
2.50%, 08/15/15 (e)	500	518
6.80%, 05/15/36	150	190
BellSouth Corp., 6.55%, 06/15/34	300	357
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	88
Cellco Partnership, 5.55%, 02/01/14	500	543
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275	384
France Telecom SA, 4.38%, 07/08/14	230	243
SBC Communications, 6.45%, 06/15/34	480	577
Telecom Italia Capital SA, 5.25%, 10/01/15	675	619
Verizon Communications Inc.
3.50%, 11/01/21	735	765
4.75%, 11/01/41	265	285
Verizon Global Funding Corp., 7.75%, 12/01/30	500	696
Virgin Media Secured Finance Plc, 5.25%, 01/15/21	460	488
Vodafone Group Plc, 5.45%, 06/10/19	600	699

		6,452

UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	214
Atmos Energy Corp., 6.35%, 06/15/17	385	456
Colorado Public Service Co., 5.13%, 06/01/19	500	591
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	292
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	986
Florida Power & Light Co., 5.25%, 02/01/41 (e)	1,465	1,788
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	643
MidAmerican Energy Co., 6.13%, 04/01/36	350	418
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	436
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	369
Pennsylvania Electric Co., 5.20%, 04/01/20	600	671
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	81
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	240
San Diego Gas & Electric Co.
6.00%, 06/01/39 (e)	100	137
5.35%, 05/15/40	800	1,012
Southern California Edison Co., 5.55%, 01/15/37	500	616

		8,950

Total Corporate Bonds and Notes (cost $128,129)		135,693

GOVERNMENT AND AGENCY OBLIGATIONS - 22.8%

GOVERNMENT SECURITIES - 12.0%
Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,222
Municipals - 0.9%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,272
City of Chicago, IL, 6.85%, 01/01/38	700	770
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	1,132
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	650
Irvine Ranch Water District, 2.61%, 03/15/14	545	566
Los Angeles Unified School District, 5.75%, 07/01/34	800	883

	Shares/Par (p)	Value
Maryland Transportation Authority, 5.89%, 07/01/43	270	339
Massachusetts School Building Authority, 5.72%, 08/15/39	500	618
Metropolitan Transportation Authority
7.34%, 11/15/39	75	105
6.09%, 11/15/40	405	487
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,011
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	1,031
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	215
6.04%, 12/01/29	105	127
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,025
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	455
Oregon State Department of Transportation, 5.83%, 11/15/34	255	314
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	169
State of California, 7.63%, 03/01/40	400	492
State of California Various Purpose Bond, 7.55%, 04/01/39	1,400	1,712
State of Illinois
5.37%, 03/01/17	20	21
5.67%, 03/01/18	370	394
5.88%, 03/01/19	300	323
State of Utah, 3.29%, 07/01/20	1,000	1,080
University of California, 6.58%, 05/15/49	370	444
University of California Build America Bond, 5.77%, 05/15/43	615	696
University of Missouri, 5.96%, 11/01/39	360	450

		16,781

Sovereign - 0.3%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	488
Province of Ontario, Canada, 4.00%, 10/07/19	550	607
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,509
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,133

		5,737
U.S. Treasury Securities - 10.5%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,423
4.25%, 05/15/39 - 11/15/40	3,100	3,950
4.38%, 11/15/39 - 05/15/41	6,913	8,997
4.63%, 02/15/40	3,830	5,166
4.75%, 02/15/41	2,800	3,859
3.75%, 08/15/41 (e)	2,350	2,764
U.S. Treasury Note
1.38%, 05/15/12	9,800	9,848
4.75%, 05/31/12	2,000	2,038
0.63%, 12/31/12 (e)	25,300	25,419
0.63%, 01/31/13 - 04/30/13	21,300	21,418
3.13%, 09/30/13 - 05/15/21	5,400	5,863
1.88%, 02/28/14	10,700	11,064
1.75%, 07/31/15	7,000	7,306
1.25%, 10/31/15	5,000	5,128
2.00%, 01/31/16 - 04/30/16	17,000	17,944
1.50%, 06/30/16	13,600	14,064
1.00%, 09/30/16	3,300	3,334
0.88%, 11/30/16 (e)	13,200	13,240
3.88%, 05/15/18	1,000	1,166
3.63%, 02/15/20	3,915	4,541
2.63%, 11/15/20	9,400	10,120

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
2.13%, 08/15/21	8,200	8,410

		188,062

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.8%
Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,811	1,994
6.50%, 11/01/17	25	27
4.50%, 05/01/18 - 03/01/39	7,667	8,156
4.00%, 09/01/26 - 08/01/41	26,204	27,525
7.00%, 11/01/30 - 10/01/32	161	186
4.50%, 01/15/41, TBA (g)	36,900	39,097
5.00%, 01/15/41, TBA (g)	11,600	12,465
3.50%, 01/15/42, TBA (g)	5,500	5,647

		95,097

Federal National Mortgage Association - 5.2%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	89	98
3.50%, 10/01/25 - 03/01/26	5,845	6,118
3.00%, 01/15/26, TBA (g)	5,300	5,473
4.00%, 09/01/26 - 09/01/26	6,832	7,215
7.50%, 09/01/29	25	29
4.50%, 10/01/31 - 12/01/31	12,761	13,648
7.00%, 10/01/33	97	112
5.50%, 03/01/38 - 11/01/38	5,263	5,735
5.00%, 06/01/40 - 08/01/40	2,845	3,077
5.00%, 01/15/41, TBA (g)	15,100	16,313
5.50%, 01/15/41, TBA (g)	16,200	17,640
6.00%, 01/15/41, TBA (g)	12,800	14,094
6.50%, 01/15/41, TBA (g)	3,500	3,894

		93,446
Government National Mortgage Association - 0.3%
Government National Mortgage Association
6.50%, 04/15/26	32	36
5.50%, 11/15/32 - 02/15/36	263	296
7.00%, 01/15/33 - 05/15/33	43	51
6.00%, 02/15/33 - 01/15/35	236	268
5.00%, 06/20/33 - 09/15/38	3,183	3,551
REMIC, 7.50%, 09/16/35	17	20

		4,222

Total Government and Agency Obligations (cost $393,139)		408,567

SHORT TERM INVESTMENTS - 13.9%

Investment Company - 10.3%

JNL Money Market Fund, 0.02% (a) (h)	185,082	185,082

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	64,530	64,530
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	711	693

		65,223

Total Short Term Investments (cost $250,323)		250,305

Total Investments - 109.7% (cost $1,867,369)		1,968,053

Other Assets and Liabilities, Net - (9.7%) (o)		(174,132)

Total Net Assets - 100.0%		$1,793,921

	Shares/Par (p)	Value

JNL/WMC Money Market Fund
Sector Weightings:	Percentage of Total Investments
Government Securities	13.3%
Financials	11.9
U.S. Government Agency Mortgage-Backed Securities	7.3
Information Technology	0.5
Short Term Investments	67.0

Total Investments	100.0%

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 12.4%

FINANCIALS - 11.9%
Ally Financial Inc., 2.20%, 12/19/12	$6,000	$6,115
Bank of America Corp.
0.31%, 01/17/12	6,700	6,700
3.13%, 06/15/12	5,000	5,065
2.38%, 06/22/12	5,010	5,060
Citigroup Funding Inc., 1.88%, 10/22/12	19,776	20,038
Commonwealth Bank of Australia, 2.40%, 01/12/12 (r)	9,000	9,006
Countrywide Financial Corp., 5.80%, 06/07/12	4,000	4,079
General Electric Capital Corp.
0.64%, 03/02/12 (i)	4,000	4,001
2.00%, 09/28/12	14,453	14,640
Goldman Sachs Group Inc.
6.60%, 01/15/12	5,250	5,262
0.62%, 02/06/12 (i)	7,245	7,245
John Deere Capital Corp., 2.88%, 06/19/12	10,000	10,122
JPMorgan Chase & Co., 0.70%, 06/25/12 (i)	5,000	5,003
State Street Corp., 2.15%, 04/30/12	3,500	3,522
Toyota Motor Credit Corp.
0.35%, 02/02/12 (i)	6,000	6,000
0.80%, 01/15/13 (i)	9,000	9,000
Wachovia Corp., 0.68%, 03/01/12 (i)	2,400	2,401
Wells Fargo & Co., 0.51%, 01/24/12 (i)	2,750	2,750

		126,009

INFORMATION TECHNOLOGY - 0.5%
Hewlett-Packard Co.
4.25%, 02/24/12	3,500	3,519
5.25%, 03/01/12	2,000	2,016

		5,535

Total Corporate Bonds and Notes (cost $131,544)		131,544

GOVERNMENT AND AGENCY OBLIGATIONS - 20.5%

GOVERNMENT SECURITIES - 13.2%
Federal Home Loan Mortgage Corp. - 8.5% (w)
Federal Home Loan Mortgage Corp.
1.25%, 05/03/12	40,000	40,139
0.35%, 07/25/12	3,000	3,000
0.17%, 09/19/12 (i)	20,000	19,997
0.21%, 10/12/12 (i)	27,300	27,312

		90,448

Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association, 4.38%, 09/15/12	11,500	11,836

U.S. Treasury Securities - 3.6%
U.S. Treasury Note
1.00%, 04/30/12	30,400	30,479
0.75%, 05/31/12	4,000	4,009
1.38%, 11/15/12	4,000	4,041

		38,529

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.3%
Federal Farm Credit Bank - 1.9%
Federal Farm Credit Bank
0.26%, 07/13/12 (i)	5,250	5,253
0.15%, 11/09/12 (i)	8,750	8,749
0.21%, 11/26/12 (i)	2,250	2,251
0.13%, 12/05/12 (i)	3,960	3,959

		20,212
Federal Home Loan Mortgage Corp. - 3.8%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	8,800	8,800
0.21%, 11/14/12 - 01/03/13	18,000	18,003
0.38%, 12/20/12	3,500	3,500
0.21%, 01/22/13 (i)	10,000	10,004

		40,307
Federal National Mortgage Association - 1.6%
Federal National Mortgage Association
0.27%, 12/03/12 (i)	3,900	3,903
0.24%, 01/10/13 (i)	13,000	13,013

		16,916

Total Government and Agency Obligations (cost $218,248)		218,248

Short Term Investments - 66.9%

Certificates of Deposit - 16.1%
Bank of Montreal
0.32%, 02/17/12	10,000	10,000
0.34%, 06/13/12	6,500	6,500
0.60%, 01/04/13 (i)	3,000	3,000
Bank of Nova Scotia
0.42%, 01/25/12 (i)	3,500	3,500
0.19%, 07/16/12 (i)	10,000	10,000
Barclays Bank Plc
0.81%, 02/16/12	5,200	5,200
0.65%, 05/03/12 (i)	3,500	3,500
BNP Paribas SA, 0.76%, 03/01/12	3,500	3,500
Branch Banking, 0.20%, 03/19/12	7,000	7,000
Canadian Imperial Bank of Commerce
0.61%, 01/19/12 (i)	3,400	3,400
0.45%, 03/12/12	7,000	7,000
0.63%, 05/04/12 (i)	2,500	2,502
0.41%, 08/09/12 (i)	11,300	11,300
Citibank
0.14%, 01/20/12	8,200	8,200
0.23%, 02/21/12	8,200	8,200
DnB NOR Bank ASA
0.30%, 03/02/12	5,000	5,000
0.39%, 03/30/12 (i)	8,000	8,000
Rabobank Nederland NV
0.34%, 02/10/12 (i)	3,700	3,700
0.35%, 05/29/12 (i)	4,000	4,000
Royal Bank of Canada
0.30%, 02/15/12	15,000	15,000
0.35%, 03/02/12 (i)	2,000	2,000
Standard Chartered Bank
0.35%, 01/10/12	5,000	5,000
0.50%, 03/02/12	11,000	11,000
0.63%, 05/08/12	4,000	4,000
Toronto-Dominion Bank NY
0.21%, 01/03/12	7,000	7,000
0.40%, 04/27/12	3,500	3,500
0.32%, 04/30/12	5,500	5,500
UBS AG, 0.62%, 03/02/12	4,500	4,500

		171,002

	Shares/Par (p)	Value

Commercial Paper - 17.0%
Amsterdam Funding Corp.
0.39%, 01/09/12 (r)	8,000	7,999
0.44%, 02/06/12 (r)	8,500	8,496
CAFCO LLC, 0.32%, 01/06/12 (r)	18,000	17,999
Chariot Funding LLC
0.19%, 01/25/12 (r)	2,100	2,100
0.18%, 02/17/12 (r)	14,000	13,997
Coca-Cola Co.
0.17%, 02/01/12 (r)	5,000	4,999
0.15%, 02/13/12 (r)	7,000	6,999
0.21%, 03/01/12 (r)	5,000	4,998
CRC Funding LLC
0.19%, 01/18/12	2,000	2,000
0.33%, 01/19/12 (r)	5,000	4,999
0.36%, 03/08/12	10,000	9,993
Fairway Finance Corp.
0.22%, 01/06/12 (r)	3,200	3,200
0.22%, 01/12/12 (r)	5,500	5,500
0.22%, 01/18/120 (r)	3,500	3,500
General Electric Capital Corp., 0.23%, 02/03/12	8,800	8,798
Jupiter Securitization Corp.
0.22%, 01/05/12 (r)	8,500	8,500
0.16%, 02/21/12 (r)	7,800	7,798
Market Street Funding LLC
0.15%, 01/13/12 (r)	16,500	16,499
0.22%, 03/09/12 (r)	5,500	5,498
National Rural Utilities Cooperative Finance Corp.
0.12%, 01/17/12	5,200	5,200
0.08%, 01/19/12	5,500	5,500
Old Line Funding LLC, 0.22%, 01/04/12 (r)	1,300	1,300
Westpac Banking Corp., 0.25%, 03/21/12 (r)	8,000	7,995
Windmill Funding LLC
0.40%, 01/04/12 (r)	12,500	12,500
0.42%, 01/17/12 (r)	4,700	4,699

		181,066

Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank, 0.16%, 08/17/12	8,000	7,998

Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association, 0.03%, 01/03/12	4,000	4,000

Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.02% (h)	90	90

Repurchase Agreements - 32.6%

Repurchase Agreement with Bank of America NA, 0.04% (Collateralized by $35,761 Federal Home Loan Mortgage Corp., 3.00% - 3.20%, due 07/28/14 - 12/27/21, value $37,128 and $5,362 Federal National Mortgage Association, 2.50%, due 5/15/14, value $5,611) acquired on 12/30/11, due 01/03/12 at $41,901	$41,900	41,900

Repurchase Agreement with Credit Suisse International, 0.23% (Collateralized by $23,642 Federal National Mortgage Association, 4.00% - 5.00%, due 07/01/39 - 12/01/40, value $25,503) acquired on 11/17/11, due 01/18/12 at $25,003 (q)	25,000	25,000
Repurchase Agreement with Deutsche Bank AG, 0.05% (Collateralized by $26,289 Federal National Mortgage Association, 4.00% - 5.50%, due 06/01/31 - 01/01/39, value $28,596) acquired on 12/29/11, due 01/05/12 at $28,000	28,000	28,000

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Repurchase Agreement with Deutsche Bank AG, 0.06% (Collateralized by $44,766 Federal Home Loan Mortgage Corp., 3.15%, due 10/28/20, value $45,084) acquired on 12/30/11, due 01/03/12 at $44,200	44,200	44,200

Repurchase Agreement with Goldman Sachs and Co., 0.09% (Collateralized by $36,532 Government National Mortgage Association, 4.00% - 6.00%, due 10/15/38 - 11/15/41, value $40,800) acquired on 12/28/11, due 01/04/12 at $40,001	40,000	40,000

Repurchase Agreement with Goldman Sachs and Co., 0.09% (Collateralized by $54,977 Government National Mortgage Association, 4.00% - 6.00%, due 08/15/39 - 11/20/41, value $61,200) acquired on 12/29/11, due 01/05/12 at $60,001	60,000	60,000

Repurchase Agreement with Goldman Sachs and Co., 0.10% (Collateralized by $22,967 Government National Mortgage Association, 4.00% - 6.00%, due 01/15/39 - 10/15/41, value $25,500) acquired on 12/27/11, due 01/03/12 at $25,000	25,000	25,000

Repurchase Agreement with Goldman Sachs and Co., 0.21% (Collateralized by $2,694 Government National Mortgage Association, 5.50% - 6.00%, due 03/15/33 - 09/15/39, value $3,060) acquired on 12/02/11, due 01/05/12 at $3,001	3,000	3,000

Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $22,763 Government National Mortgage Association, 3.50% - 6.00%, due 10/15/26 - 11/15/39, value $25,500) acquired on 11/28/11, due 01/03/12 at $25,006	25,000	25,000

Repurchase Agreement with UBS AG, 0.04% (Collateralized by $50,577 Federal Home Loan Mortgage Corp., 5.50%, due 01/01/40, value $55,136, and $882 Federal National Mortgage Association, 5.50%, due 12/01/38, value $964) acquired on 12/30/11, due 01/03/12 at $55,000	55,000	55,000

		347,100

Total Short Term Investments (cost $711,256)		711,256

Total Investments - 99.8% (cost $1,061,048)		1,061,048
Other Assets and Liabilities, Net - 0.2%		2,200

Total Net Assets - 100.0%		$1,063,248

JNL/WMC Value Fund* (x)

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 10.8%
Comcast Corp. - Class A	978	$23,189
Home Depot Inc.	382	16,072
Kohl’s Corp.	319	15,728
Mattel Inc.	493	13,672
Nordstrom Inc.	235	11,692
Stanley Black & Decker Inc.	337	22,788
Other Securities		30,715

		133,856

	Shares/Par (p)	Value

CONSUMER STAPLES - 8.1%
Anheuser-Busch InBev NV - ADR	221	13,491
CVS Caremark Corp.	451	18,376
Kraft Foods Inc. - Class A	392	14,645
PepsiCo Inc.	209	13,841
Philip Morris International Inc.	241	18,874
Other Securities		21,416

		100,643

ENERGY - 12.7%
Baker Hughes Inc.	246	11,956
Chevron Corp.	397	42,273
Exxon Mobil Corp.	235	19,944
Occidental Petroleum Corp.	272	25,524
Royal Dutch Shell Plc - ADR - Class B (e)	179	13,583
Other Securities		43,357

		156,637

FINANCIALS - 21.7%
ACE Ltd.	386	27,045
BlackRock Inc.	100	17,771
Chubb Corp.	250	17,291
Goldman Sachs Group Inc.	151	13,619
JPMorgan Chase & Co.	1,057	35,135
Marsh & McLennan Cos. Inc.	682	21,571
PNC Financial Services Group Inc.	420	24,233
U.S. Bancorp	710	19,211
Wells Fargo & Co.	1,443	39,772
Other Securities		52,659

		268,307

HEALTH CARE - 14.6%
Abbott Laboratories	225	12,624
Amgen Inc.	291	18,685
Covidien Plc	317	14,255
Johnson & Johnson	237	15,523
Merck & Co. Inc.	715	26,963
Pfizer Inc.	1,691	36,585
Teva Pharmaceutical Industries Ltd. - ADR	317	12,790
UnitedHealth Group Inc.	375	19,005
Other Securities		24,611

		181,041

INDUSTRIALS - 8.8%
Boeing Co.	164	12,015
General Electric Co.	1,723	30,862
Illinois Tool Works Inc.	261	12,173
Ingersoll-Rand Plc	438	13,346
Tyco International Ltd.	429	20,015
Other Securities		19,903

		108,314

INFORMATION TECHNOLOGY - 8.9%
Analog Devices Inc.	355	12,695
Cisco Systems Inc.	1,112	20,110
Intel Corp.	1,137	27,577
Microsoft Corp.	651	16,890
Xilinx Inc.	447	14,340
Other Securities		18,096

		109,708

MATERIALS - 5.6%
Dow Chemical Co.	555	15,965
E.I. du Pont de Nemours & Co.	245	11,234

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Steel Dynamics Inc.	860	11,309
Other Securities		31,375

		69,883

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	1,229	37,163

UTILITIES - 3.9%
Edison International	267	11,033
Entergy Corp.	168	12,251
Northeast Utilities	337	12,145
Other Securities		12,217

		47,646

Total Common Stocks (cost $1,131,123)		1,213,198

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	22,493	22,493

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	3,704	3,704
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	117	114

		3,818

Total Short Term Investments (cost $26,313)		26,311

Total Investments - 100.2% (cost $1,157,436)		1,239,509
Other Assets and Liabilities, Net - (0.2%)		(2,326)

Total Net Assets - 100.0%		$1,237,183

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)

Investment purchased on a delayed delivery basis. As of December 31, 2011, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $3,693; JNL/Goldman Sachs Core Plus Bond Fund $400,207; JNL/Mellon Capital Management Bond Index Fund $67,351; JNL/PIMCO Real Return Fund $1,563,330; JNL/PIMCO Total Return Bond Fund $1,374,245; and JNL/WMC Balanced Fund $113,937.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
(i)	Variable rate security. Rate stated was in effect as of December 31, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board. As of December 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $7,749; JNL/Franklin Templeton Global Multisector Bond Fund, $35,690; JNL/Franklin Templeton Income Fund, $300,335; JNL/Goldman Sachs Core Plus Bond Fund, $110,231; JNL/Goldman Sachs Emerging Markets Debt Fund, $42,286; JNL/Ivy Asset Strategy Fund, $28,123; JNL/JPMorgan U.S. Government & Quality Bond Fund, $10,949; JNL/Lazard Emerging Markets Fund, $7,563; JNL/Mellon Capital Management Bond Index Fund, $417; JNL/PIMCO Real Return Fund, $432,880; JNL/PIMCO Total Return Bond Fund, $420,572; JNL/PPM America Floating Rate Income Fund, $11,786; JNL/PPM America High Yield Bond Fund, $469,428; JNL/T. Rowe Price Short-Term Bond Fund, $161,527; JNL/WMC Balanced Fund, $25,881; and JNL/WMC Money Market Fund, $158,581.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2011. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2011. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	SEK - Swedish Krona
AUD - Australian Dollar	DKK - Danish Krone	KRW - Korean Won	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	THB - Thai Baht
BGN - Bulgarian Leva	GBP - British Pound	MYR - MalaysianRringgit	TRY - New Turkish Lira
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	USD - United States Dollar
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	UYU - Uruguayan Peso
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CNH - Chinese Offshore Yuan	ILS - Israeli New Sheqel	PHP - Philippine Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
COP - Colombian Peso	INR - Indian Rupee	RUB - Russian Ruble

Abbreviations:

“-” Amount rounds to less than one thousand	CGM - Citigroup Global Markets (Formerly Salomon)
ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
ADR - American Depositary Receipt	CMBS - Commercialized Mortgage Backed Security
AMBAC - AMBAC Indemnity Corp.	CME - Chicago Mercantile Exchange
ASX - Australian Stock Exchange	CPI - Consumer Price Index
BDR - Brazilian Depository Receipt	CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted
BTI - BTIG, LLC	DAX - Deutscher Aktienindex
CAC - Cotation Assistee en Continu	GO - General Obligation
CBOT - Chicago Board of Trade	HSCEI - Hang Seng China Enterprises Index
CDO - Collateralized Debt Obligation	IBEX - Iberia Index
CDX - Credit Default Swap Index	JSC - Joint Stock Company

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Abbreviations: (continued)

JSE - Johannesburg Stock Exchange	NASDAQ - National Association of Securities Dealers Automated Quotations
KOSPI - Korea Composite Stock Price Index
LIBOR - London Interbank Offered Rate	NYS - New York Registered Shares
LIFFE - London International Financial Futures Exchange	NYSE - New York Stock Exchange
MBS - Mortgage Backed Security	NVDR - Non-Voting Depository Receipt
DJIA - Dow Jones Industrial Average	PJSC - Public Joint Stock Company
ETF - Exchange Traded Fund	RB - Revenue Bond
EURIBOR - Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
RNC - Radio Network Communications
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SDR - Swedish Depository Receipt
SGX - Singapore Exchange
Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years	SPDR - Standard & Poor’s Depository Receipt
SPI - Schedule Performance Index
Euro-Schatz - debt instrument issed by the Federal Republic of Germany with a term of 1.75 to 2.25 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)

FDR - Fiduciary Depository Receipt	Topix - Tokyo Stock Price Index
FTSE - Financial Times and the London Stock Exchange	TSX - Toronto Stock Exchange
GDR - Global Depository Receipt	Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index
MIB - Milano Indice Borsa	virt-x - a cross border recognized investment exchange
MSCI - Morgan Stanley Capital International	VVPR - Voter-Verified Paper Record

Counterparty Abbreviations:

ABN - ABN AMRO Inc.	MB - Mellon Bank
BCL - Barclays Capital Inc.	MLC - Merrill Lynch Capital Services
BBP - Barclays Bank Plc	MLI - Merrill Lynch International
BGI - Barclays Global Investor Services	MLP - Merrill Lynch Professional Clearing Corp
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNY - BNY Capital Markets	MSC - Morgan Stanley & Co., Incorporated
BOA - Bancamerica Securities/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CCI - Citicorp Securities, Inc.	RBC - Royal Bank Of Canada
CIT - Citibank, Inc.	RBS - Royal Bank Of Scotland
CGM - Citigroup Global Markets(Formerly Salomon)	RGC - RBS Greenwich Capital
CST - Credit Suisse International	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	STA - UBS AG Stamford
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	TDS - TDd Securities (USA) Inc.
HSB - HSBC Securities, Inc.	WBC - Westpac Banking Corporation
JPM - J.P. Morgan

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at December 31, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,244	$1,119	0.1%

JNL/BlackRock Global Allocation Fund
Bank Negara Malaysia, 0.89%, 03/01/12,	09/15/2011	$843	$819	0.2%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	600	600	0.1
Korea Electric Power Corp., 5.13%, 04/23/34	08/26/2011	164	162	—
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	289	290	0.1
PetroBakken Energy Ltd., 3.13%, 02/08/16	08/26/2011	465	462	0.1
Pyrus Ltd., 7.50%, 12/20/15	11/25/2011	290	281	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	100	94	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	180	152	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	124	105	—
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	111	105	—
Vietnam Government International Bond, 6.75%, 01/29/20	08/26/2011	151	147	—
Zeus Cayman II, 0.01%, 08/18/16	11/30/2011	374	369	0.1

		$3,691	$3,586	0.7%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	$164	$180	—%
Bank Mandiri Persero Tbk PT	01/27/2011	225	285	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	78	73	—
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	594	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	153	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	537	570	0.2
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	302	292	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2009	487	447	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	88	86	—
First Data Corp., 12.63%, 01/15/21	12/30/2009	168	175	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	317	317	0.1
Glencore International Plc	05/20/2011	307	217	0.1
HKT Ltd.	11/25/2011	534	534	0.1
HSBC Bank Plc, 4.13%, 08/12/20	09/09/2011	634	617	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	520	524	0.1
Intesa Sanpaolo SpA, 6.50%, 02/24/21	03/25/2011	315	246	0.1
LG Chem Ltd. - GDR	09/08/2009	134	220	0.1
Olam International Ltd.	06/08/2011	239	178	—
Petroleos Mexicanos, 6.50%, 06/02/41	10/17/2011	57	62	—
QGEP Participacoes SA	02/09/2011	196	149	—
Reynolds Group Issuer Inc., 7.88%, 08/15/19	11/22/2011	321	340	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	416	486	0.1
Samsung Electronics Co. Ltd. - GDR	07/17/2003	255	353	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	145	128	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	306	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	232	227	0.1

		$7,757	$7,759	2.0%

JNL/Capital Guardian Global Diversified Research Fund
Glencore International Plc	05/20/2011	$1,646	$1,164	0.4%
HKT Ltd.	11/25/2011	847	847	0.3
LG Chem Ltd. - GDR	12/17/2009	1,407	1,998	0.7
Olam International Ltd.	06/03/2011	1,528	1,141	0.4

		$5,428	$5,150	1.8%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$7,915	1.5%

JNL/Franklin Templeton Mutual Shares Fund
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	$744	$—	—%

JNL/Goldman Sachs Core Plus Bond Fund
Banc of America Funding Corp. REMIC, 2.83%, 06/20/36	05/31/2006	$1,677	$983	0.1%
CIT Mortgage Loan Trust REMIC, 1.29%, 10/25/37	10/11/2007	220	215	—
CIT Mortgage Loan Trust REMIC, 1.54%, 10/25/37	10/11/2007	700	522	0.1
CIT Mortgage Loan Trust REMIC, 1.74%, 10/25/37	10/11/2007	1,280	509	0.1
Educational Services of America Inc., 1.27%, 07/25/23	02/24/2010	1,378	1,363	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.24%09/15/35	05/30/2007	24	25	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.07%, 05/17/32	01/08/2003	71	39	—
GSMPS Mortgage Loan Trust, 0.52%, 02/25/35	05/18/2006	98	84	—
Merit Securities Corp. REMIC, 1.79%, 09/28/32	12/10/2002	137	147	—
Radnor Holdings Corp., 11.00%, 03/15/10	11/13/2003	126	—	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	715	412	—
Weatherford International Ltd., 9.63%, 03/01/19	05/04/2011	2,326	2,328	0.2
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,151	0.1

		$9,977	$7,778	0.7%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,999	$11,363	1.4%
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40)	11/16/2010	2,784	2,825	0.4
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16)	09/08/2011	1,563	1,379	0.2
Deutsche Bank AG Credit Linked Note, (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,374	2,752	0.4
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	7,198	9,006	1.1

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	$9,751	$11,398	1.5%
Ivory Coast Government International Bond, 3.75%, 12/31/32	09/21/2011	1,962	1,949	0.3
JPMorgan Chase & Co. Credit Linked Note, (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,585	2,987	0.4

		$37,216	$43,659	5.7%

JNL/Ivy Asset Strategy Fund
CITIC Securities Co. Ltd.	09/30/2011	$14,340	$13,691	0.9%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,014	$1,843	0.8%

JNL/M&G Global Basics Fund
GI Dynamics Inc.	09/07/2011	$447	$348	0.1%

JNL/PIMCO Total Return Bond Fund
Canada Housing Trust No. 1, 2.65%, 03/15/22	11/17/2011	$780	$796	— %
DG Funding Trust, 2.83%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,139	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,299	16,824	0.4

		$19,506	$20,759	0.5%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$63	$—	— %
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	15	—

		$237	$15	— %

JNL/T.Rowe Price Established Growth Fund
Facebook Inc. - Class A	08/15/2011	$4,042	$4,042	0.2%
Facebook Inc. - Class B	04/01/2011	8,405	10,352	0.6
Groupon Inc.	12/17/2010	3,407	8,455	0.5
LivingSocial, Convertible Preferred, Series F	11/18/2011	1,185	1,185	0.1
Mail.ru Group Ltd. - GDR	11/08/2010	6,575	4,992	0.3
Twitter Inc.	09/14/2011	1,261	1,097	0.1
Twitter Inc., Series A	09/14/2011	3	3	—
Twitter Inc., Series B	09/14/2011	51	44	—
Twitter Inc., Series C	09/14/2011	13	11	—
Twitter Inc., Series D	09/14/2011	484	421	—
Twitter Inc., Series G-2	07/28/2011	1,975	1,718	0.1
Zynga Inc.	02/18/2011	3,838	2,446	0.1

		$31,239	$34,766	2.0%

JNL/T.Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,434	$3,434	0.2%
Hungry Machine Inc.	04/01/2011	4,061	5,526	0.3
Michael Kors Holdings Ltd.	07/11/2011	4,185	8,938	0.6
Workday Inc., Convertible Preferred	10/13/2011	864	864	0.1

		$12,544	$18,762	1.2%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$905	$906	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	631	0.1

		$3,741	$1,537	0.2%

JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,310	$1,202	0.1%

JNL/WMC Money Market Fund
Repurchase Agreement with Credit Suisse International, 0.23% (Collateralized by $23,642 Federal National Mortgage Association, 4.00% - 5.00%, due 07/01/39 - 12/01/40, value $25,503) acquired on 11/17/2011, due 01/18/2012 at $25,003	11/17/2011	$25,000	$25,000	2.3%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Investments in Affiliates – See Note 6 in the Notes to the Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The following table details cash management investments in affiliates held at December 31, 2011. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2011.

	JNL Money Market Fund

Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$—	$210,041	$25
JNL/BlackRock Commodity Securities Fund	62,860	229,369	46
JNL Brookfield Global Infrastructure Fund	—	8,487	1
JNL/Capital Guardian Global Balanced Fund	16,241	15,260	5
JNL/Capital Guardian Global Diversified Research Fund	14,275	9,511	4
JNL/Capital Guardian U.S. Growth Equity Fund	55,757	18,990	15
JNL/Eagle Core Equity Fund	9,525	21,420	6
JNL/Eagle SmallCap Equity Fund	21,944	19,833	6
JNL/Franklin Templeton Global Growth Fund	28,349	21,540	11
JNL Franklin Templeton Global Multisector Bond Fund	—	21,049	2
JNL/Franklin Templeton Income Fund	67,966	78,549	31
JNL/Franklin Templeton International Small Cap Growth Fund	7,881	12,495	4
JNL/Franklin Templeton Mutual Shares Fund	62,650	54,660	25
JNL/Franklin Templeton Small Cap Value Fund	20,020	27,818	12
JNL/Goldman Sachs Core Plus Bond Fund	356,880	62,304	86
JNL/Goldman Sachs Emerging Markets Debt Fund	211,959	125,456	59
JNL/Goldman Sachs Mid Cap Value Fund	23,029	33,756	9
JNL/Goldman Sachs U.S. Equity Flex Fund	4,931	3,558	1
JNL/Invesco Global Real Estate Fund	8,743	14,713	5
JNL/Invesco International Growth Fund	37,733	54,781	21
JNL/Invesco Large Cap Growth Fund	18,815	41,976	16
JNL/Invesco Small Cap Growth Fund	4,579	4,663	3
JNL/Ivy Asset Strategy Fund	100,979	163,456	44
JNL/JPMorgan International Value Fund	11,098	7,677	6
JNL/JPMorgan MidCap Growth Fund	5,111	8,757	4
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,257	120,241	31
JNL/Lazard Emerging Markets Fund	60,363	8,651	20
JNL/Lazard Mid Cap Equity Fund	11,284	11,978	5
JNL/M&G Global Basics Fund	5,571	7,795	5
JNL/M&G Global Leaders Fund	—	668	—
JNL/Mellon Capital Management European 30 Fund	79	85	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	134	31	—
JNL/Mellon Capital Management S&P 500 Index Fund	16,641	39,093	16
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,073	18,417	8
JNL/Mellon Capital Management Small Cap Index Fund	12,878	10,487	6
JNL/Mellon Capital Management International Index Fund	28,075	15,019	9
JNL/Mellon Capital Management Bond Index Fund	44,153	54,746	17
JNL/Mellon Captial Management Emerging Markets Index Fund	—	1,868	—
JNL/Mellon Capital Management Global Alpha Fund	3,593	22,322	10
JNL/Oppenheimer Global Growth Fund	7,173	10,377	4
JNL/PAM Asia ex-Japan Fund	1,752	867	1
JNL/PAM China-India Fund	20,481	11,404	4
JNL/PIMCO Real Return Fund	400	4,862	1
JNL/PIMCO Total Return Bond Fund	15,624	—	6
JNL/PPM America High Yield Bond Fund	35,569	58,711	23
JNL/PPM America Mid Cap Value Fund	864	3,592	1
JNL/PPM America Small Cap Value Fund	634	2,367	1
JNL/PPM America Value Equity Fund	233	40	1
JNL/Red Rocks Listed Private Equity Fund	20,746	2,944	5
JNL/S&P Competitive Advantage Fund	613	7,930	1
JNL/S&P Dividend Income & Growth Fund	5,012	17,211	2
JNL/S&P Intrinsic Value Fund	1,339	6,156	1
JNL/S&P Total Yield Fund	518	2,513	1
JNL/T. Rowe Price Established Growth Fund	250	1,118	—
JNL/T. Rowe Price Mid-Cap Growth Fund	4,056	2,452	1
JNL/T. Rowe Price Short-Term Bond Fund	6,234	10,538	3
JNL/T. Rowe Price Value Fund	4,638	807	3
JNL/WMC Balanced Fund	130,095	185,082	74
JNL/WMC Value Fund	26,760	22,493	13

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Investments in Affiliates

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$21,210	$47,051	$28
JNL/T. Rowe Price Mid-Cap Growth Fund	62,363	65,031	108
JNL/T. Rowe Price Short-Term Bond Fund	50,383	40,935	98
JNL/T. Rowe Price Value Fund	14,447	23,287	20

The following table details each Fund’s long term investments in affiliates held during the year ended December 31, 2011.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series -Blue Chip Income and Growth Fund Class 1	$149,079	$277,554	$12,112	$7,649	$894	$403,849
JNL/American Funds Global Bond Fund	American Funds Insurance Series -Global Bond Fund Class 1	105,387	277,099	40,871	9,512	3,640	339,899
JNL/American Funds New World Fund	American Funds Insurance Series -New World Fund Class 1	133,548	194,015	13,986	5,352	1,566	275,290
JNL/BlackRock Global Allocation Fund	BlackRock Global Allocation Portfolio	179,646	129,334	56,434	-	(4,542)	-
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	-	2,086	-	-	-	1,867
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	-	234	51	-	(18)	122
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	4,327	502	910	68	(503)	2,346
JNL/Mellon Capital Management International Index Fund	Prudential plc	2,552	844	123	115	14	3,063
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.95%, 11/01/12	-	537	519	22	1	-
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	-	499	-	12	-	506
JNLMellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	-	599	-	5	-	609
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	2,543	-	-	2,077	-	631
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	4,227	40	4,318	25	580	-

Unfunded Loan Commitments – See Note 3 in the Notes to the Financial Statements for further discussion of unfunded commitments. The following table details unfunded loan commitments at December 31, 2011.

JNL/Franklin Templeton Mutual Shares Fund	Unfunded Commitment	Appreciation (Depreciation)
Realogy Corp. Extended Revolver Term Loan, 3.48, 04/10/16	$324	$(48)

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds, or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, priced by pricing services, over the counter derivatives, exchange traded swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or over the counter “look alike” options priced at their exchange traded equivalent. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Jackson National Asset Management, LLC’s (“Adviser”) own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available. The inputs or methodology used for valuing securities are not necessarily an

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

indication of the risk associated with investing in those securities. See Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

Significant transfers between Level 1 and Level 2 valuations during the year ended December 31, 2011 related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Security Valuation in the Notes to the Financial Statements. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and December 31, 2011, and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and December 31, 2011. Significant transfers from Level 3 to Level 2 valuations during the year ended December 31, 2011 include: (1) certain mortgage backed securities valued by an approved independent pricing service, that were previously valued using Sub-Adviser guidance. Fixed income investments valued by an approved independent pricing service generally are considered a Level 2 valuation. Fixed income investments valued by Sub-Adviser guidance generally are considered a Level 3 valuation; (2) certain over the counter options valued at the traded exchange equivalent, that were previously valued using a single source broker quote. Option contracts valued at the exchange equivalent generally are considered a Level 2 valuation. Option contracts valued using a single source broker quote are considered a Level 3 valuation; (3) certain credit linked note securities valued by an approved independent pricing service, that were previously valued based on the value of the referenced entity. Credit linked notes valued by an approved independent pricing service are generally considered a Level 2 valuation. Credit linked notes valued based on the value of the referenced entity are considered a Level 3 valuation; (4) certain auction rate note securities valued by an approved independent pricing service, that were previously valued using broker quotes. Auction rate note securities valued by an approved independent pricing service generally are considered a Level 2 valuation. Auction rate note securities valued using broker quotes are considered a Level 3 valuation.

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$403,849	$—	$—	$403,849

Fund Total	$403,849	$—	$—	$403,849

JNL/American Funds Global Bond Fund
Investment Companies	$339,899	$—	$—	$339,899

Fund Total	$339,899	$—	$—	$339,899

JNL/American Funds Global Small Capitalization Fund
Investment Companies	$130,269	$—	$—	$130,269

Fund Total	$130,269	$—	$—	$130,269

JNL/American Funds Growth-Income Fund
Investment Companies	$460,624	$—	$—	$460,624

Fund Total	$460,624	$—	$—	$460,624

JNL/American Funds International Fund
Investment Companies	$213,241	$—	$—	$213,241

Fund Total	$213,241	$—	$—	$213,241

JNL/American Funds New World Fund
Investment Companies	$275,290	$—	$—	$275,290

Fund Total	$275,290	$—	$—	$275,290

JNL Institutional Alt 20 Fund
Investment Companies	$910,492	$—	$—	$910,492

Fund Total	$910,492	$—	$—	$910,492

JNL Institutional Alt 35 Fund
Investment Companies	$1,389,979	$—	$—	$1,389,979

Fund Total	$1,389,979	$—	$—	$1,389,979

JNL Institutional Alt 50 Fund
Investment Companies	$1,817,047	$—	$—	$1,817,047

Fund Total	$1,817,047	$—	$—	$1,817,047

JNL Institutional Alt 65 Fund
Investment Companies	$987,003	$—	$—	$987,003

Fund Total	$987,003	$—	$—	$987,003

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL Disciplined Moderate Fund
Investment Companies	$462,800	$—	$—	$462,800

Fund Total	$462,800	$—	$—	$462,800

JNL Disciplined Moderate Growth Fund
Investment Companies	$509,441	$—	$—	$509,441

Fund Total	$509,441	$—	$—	$509,441

JNL Disciplined Growth Fund
Investment Companies	$181,762	$—	$—	$181,762

Fund Total	$181,762	$—	$—	$181,762

JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$443,107	$—	$—	$443,107

Fund Total	$443,107	$—	$—	$443,107

JNL/BlackRock Commodity Securities Fund
Common Stocks	$744,158	$—	$—	$744,158
Commodity Indexed Structured Notes	—	78,550	—	78,550
Short Term Investments	240,399	1,000	—	241,399

Fund Total	$984,557	$79,550	$—	$1,064,107

JNL/BlackRock Global Allocation Fund
Common Stocks	$304,956	$3,196	$—	$308,152
Preferred Stocks	5,334	1,247	—	6,581
Trust Preferreds	874	223	—	1,097
Warrants	35	6	—	41
Purchased Options	302	306	160	768
Investment Companies	10,794	29	—	10,823
Non-U.S. Government Agency Asset-Backed Securities	—	379	—	379
Corporate Bonds and Notes	—	27,511	1,026	28,537
Government and Agency Obligations	—	85,114	—	85,114
Short Term Investments	37,124	77,802	—	114,926

Fund Total	$359,419	$195,813	$1,186	$556,418

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$120,087	$—	$—	$120,087
Preferred Stocks	1,301	—	—	1,301
Investment Companies	607	—	—	607
Short Term Investments	8,487	—	—	8,487

Fund Total	$130,482	$—	$—	$130,482

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$220,657	$9,692	$—	$230,349
Preferred Stocks	189	—	—	189
Corporate Bonds and Notes	—	24,832	—	24,832
Government and Agency Obligations	—	102,698	—	102,698
Short Term Investments	34,608	—	—	34,608

Fund Total	$255,454	$137,222	$—	$392,676

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$284,660	$5,645	$—	$290,305
Short Term Investments	20,916	—	—	20,916

Fund Total	$305,576	$5,645	$—	$311,221

JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$431,482	$—	$—	$431,482
Short Term Investments	40,090	—	—	40,090

Fund Total	$471,572	$—	$—	$471,572

JNL/Eagle Core Equity Fund
Common Stocks	$224,002	$—	$—	$224,002
Investment Companies	3,435	—	—	3,435
Short Term Investments	21,420	—	—	21,420

Fund Total	$248,857	$—	$—	$248,857

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Eagle SmallCap Equity Fund
Common Stocks	$813,988	$—	$—	$813,988
Short Term Investments	68,998	—	—	68,998

Fund Total	$882,986	$—	$—	$882,986

JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,065,185	$—	$—	$1,065,185

Fund Total	$1,065,185	$—	$—	$1,065,185

JNL/Franklin Templeton Global Growth Fund
Common Stocks	$489,295	$1,915	$—	$491,210
Short Term Investments	39,346	—	—	39,346

Fund Total	$528,641	$1,915	$—	$530,556

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$29,572	$—	$29,572
Government and Agency Obligations	—	176,611	—	176,611
Other Equity Interests	—	358	—	358
Short Term Investments	21,049	—	—	21,049

Fund Total	$21,049	$206,541	$—	$227,590

JNL/Franklin Templeton Income Fund
Common Stocks	$408,745	$—	$—	$408,745
Preferred Stocks	26,003	27,693	—	53,696
Warrants	181	574	—	755
Non-U.S. Government Agency Asset-Backed Securities	—	6,474	—	6,474
Corporate Bonds and Notes	—	690,216	—	690,216
Government and Agency Obligations	—	3,602	—	3,602
Other Equity Interests	—	—	47	47
Short Term Investments	313,357	—	—	313,357

Fund Total	$748,286	$728,559	$47	$1,476,892

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$196,340	$10,035	$—	$206,375
Short Term Investments	40,014	—	—	40,014

Fund Total	$236,354	$10,035	$—	$246,389

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$595,690	$3,184	$2,738	$601,612
Corporate Bonds and Notes	—	23,825	—	23,825
Short Term Investments	57,613	—	—	57,613

Fund Total	$653,303	$27,009	$2,738	$683,050

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$389,768	$—	$—	$389,768
Short Term Investments	43,814	—	—	43,814

Fund Total	$433,582	$—	$—	$433,582

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$62,759	$—	$62,759
Corporate Bonds and Notes	—	289,423	412	289,835
Government and Agency Obligations	—	704,185	—	704,185
Common Stocks	—	—	—	—
Short Term Investments	194,786	—	—	194,786

Fund Total	$194,786	$1,056,367	$412	$1,251,565

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$159,513	$—	$159,513
Government and Agency Obligations	—	491,604	—	491,604
Short Term Investments	132,218	—	—	132,218

Fund Total	$132,218	$651,117	$—	$783,335

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$707,429	$—	$—	$707,429
Short Term Investments	39,030	—	—	39,030

Fund Total	$746,459	$—	$—	$746,459

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$120,323	$—	$—	$120,323
Short Term Investments	3,558	—	—	3,558

Fund Total	$123,881	$—	$—	$123,881

JNL/Invesco Global Real Estate Fund
Common Stocks	$703,716	$2,461	$—	$706,177
Short Term Investments	68,786	—	—	68,786

Fund Total	$772,502	$2,461	$—	$774,963

JNL/Invesco International Growth Fund
Common Stocks	$562,604	$15,690	$—	$578,294
Preferred Stocks	6,310	—	—	6,310
Short Term Investments	85,322	—	—	85,322

Fund Total	$654,236	$15,690	$—	$669,926

JNL/Invesco Large Cap Growth Fund
Common Stocks	$912,820	$—	$—	$912,820
Short Term Investments	45,045	—	—	45,045

Fund Total	$957,865	$—	$—	$957,865

JNL/Invesco Small Cap Growth Fund
Common Stocks	$174,114	$—	$—	$174,114
Short Term Investments	12,596	—	—	12,596

Fund Total	$186,710	$—	$—	$186,710

JNL/Ivy Asset Strategy Fund
Common Stocks	$1,125,573	$28,673	$—	$1,154,246
Preferred Stocks	82,908	—	—	82,908
Purchased Options	79	3,794	—	3,873
Precious Metals	199,284	—	—	199,284
Short Term Investments	163,456	—	—	163,456

Fund Total	$1,571,300	$32,467	$—	$1,603,767

JNL/JPMorgan International Value Fund
Common Stocks	$554,809	$15,681	$—	$570,490
Preferred Stocks	5,641	—	—	5,641
Short Term Investments	33,180	—	—	33,180

Fund Total	$593,630	$15,681	$—	$609,311

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$431,051	$—	$—	$431,051
Short Term Investments	44,124	—	—	44,124

Fund Total	$475,175	$—	$—	$475,175

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$43,390	$25,809	$69,199
Corporate Bonds and Notes	—	16,046	—	16,046
Government and Agency Obligations	—	1,210,111	—	1,210,111
Short Term Investments	160,270	—	—	160,270

Fund Total	$160,270	$1,269,547	$25,809	$1,455,626

JNL/Lazard Emerging Markets Fund
Common Stocks	$1,004,088	$146,554	$—	$1,150,642
Preferred Stocks	497	—	—	497
Short Term Investments	60,883	—	—	60,883

Fund Total	$1,065,468	$146,554	$—	$1,212,022

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$210,515	$—	$—	$210,515
Preferred Stocks	—	—	1,843	1,843
Short Term Investments	12,444	—	—	12,444

Fund Total	$222,959	$—	$1,843	$224,802

JNL/M&G Global Basics Fund
Common Stocks	$263,543	$5,620	$—	$269,163
Preferred Stocks	289	—	—	289
Short Term Investments	36,809	—	—	36,809

Fund Total	$300,641	$5,620	$—	$306,261

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/M&G Global Leaders Fund
Common Stocks	$34,921	$—	$—	$34,921
Short Term Investments	1,608	—	—	1,608

Fund Total	$36,529	$—	$—	$36,529

JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$276,406	$—	$—	$276,406

Fund Total	$276,406	$—	$—	$276,406

JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$423,527	$—	$—	$423,527

Fund Total	$423,527	$—	$—	$423,527

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$21,299	$—	$—	$21,299
Investment Companies	93	—	—	93
Short Term Investments	532	—	—	532

Fund Total	$21,924	$—	$—	$21,924

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$78,659	$—	$—	$78,659
Investment Companies	2,953	—	—	2,953
Short Term Investments	6,532	—	—	6,532

Fund Total	$88,144	$—	$—	$88,144

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,089,614	$125	$—	$1,089,739
Short Term Investments	44,589	2,885	—	47,474

Fund Total	$1,134,203	$3,010	$—	$1,137,213

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$645,036	$—	$—	$645,036
Short Term Investments	41,590	1,520	—	43,110

Fund Total	$686,626	$1,520	$—	$688,146

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$759,363	$—	$—	$759,363
Warrants	—	6	—	6
Short Term Investments	81,417	1,290	—	82,707

Fund Total	$840,780	$1,296	$—	$842,076

JNL/Mellon Capital Management International Index Fund
Common Stocks	$1,122,533	$11,222	$—	$1,133,755
Preferred Stocks	7,039	—	—	7,039
Short Term Investments	86,821	1,505	—	88,326

Fund Total	$1,216,393	$12,727	$—	$1,229,120

JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$35,656	$—	$35,656
Corporate Bonds and Notes	—	337,604	—	337,604
Government and Agency Obligations	—	1,177,715	—	1,177,715
Short Term Investments	152,213	—	—	152,213

Fund Total	$152,213	$1,550,975	$—	$1,703,188

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$74,621	$13,484	$—	$88,105
Preferred Stocks	7,866	—	—	7,866
Investment Company	1,809	—	—	1,809
Short Term Investments	3,856	115	—	3,971

Fund Total	$88,152	$13,599	$—	$101,751

JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$10,532	$—	$—	$10,532
Short Term Investments	22,322	475,161	—	497,483

Fund Total	$32,854	$475,161	$—	$508,015

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Oppenheimer Global Growth Fund
Common Stocks	$524,392	$3,451	$—	$527,843
Preferred Stocks	8,509	—	—	8,509
Short Term Investments	16,530	—	—	16,530

Fund Total	$549,431	$3,451	$—	$552,882

JNL/PAM Asia ex-Japan Fund
Common Stocks	$85,935	$20,629	$—	$106,564
Short Term Investments	5,390	—	—	5,390

Fund Total	$91,325	$20,629	$—	$111,954

JNL/PAM China-India Fund
Common Stocks	$281,212	$—	$—	$281,212
Short Term Investments	38,886	—	—	38,886

Fund Total	$320,098	$—	$—	$320,098

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$306,330	$288	$306,618
Corporate Bonds and Notes	—	496,628	1,569	498,197
Government and Agency Obligations	—	2,560,306	—	2,560,306
Preferred Stocks	—	528	—	528
Short Term Investments	88,908	856,144	—	945,052

Fund Total	$88,908	$4,219,936	$1,857	$4,310,701

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$224,467	$—	$224,467
Corporate Bonds and Notes	—	1,022,636	1,827	1,024,463
Government and Agency Obligations	—	3,221,496	—	3,221,496
Preferred Stocks	—	—	49	49
Trust Preferreds	14,312	—	3,139	17,451
Short Term Investments	194,917	452,266	—	647,183

Fund Total	$209,229	$4,920,865	$5,015	$5,135,109

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$34,069	$—	$34,069
Variable Rate Senior Loan Interests	—	385,324	—	385,324
Short Term Investments	34,125	—	—	34,125

Fund Total	$34,125	$419,393	$—	$453,518

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$22,929	$—	$22,929
Corporate Bonds and Notes	—	1,105,071	—	1,105,071
Common Stocks	33,758	—	—	33,758
Preferred Stocks	8,976	727	—	9,703
Trust Preferreds	6,227	—	—	6,227
Investment Companies	6,309	—	—	6,309
Other Equity Interests	—	1,007	—	1,007
Short Term Investments	406,026	—	—	406,026

Fund Total	$461,296	$1,129,734	$—	$1,591,030

JNL/PPM America Mid Cap Value Fund
Common Stocks	$117,505	$—	$—	$117,505
Short Term Investments	9,040	—	—	9,040

Fund Total	$126,545	$—	$—	$126,545

JNL/PPM America Small Cap Value Fund
Common Stocks	$74,078	$—	$—	$74,078
Short Term Investments	6,168	—	—	6,168

Fund Total	$80,246	$—	$—	$80,246

JNL/PPM America Value Equity Fund
Common Stocks	$102,468	$—	$—	$102,468
Short Term Investments	1,913	—	—	1,913

Fund Total	$104,381	$—	$—	$104,381

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$597,775	$—	$—	$597,775
Rights	193	—	—	193
Short Term Investments	15,456	—	—	15,456

Fund Total	$613,424	$—	$—	$613,424

JNL/S&P Managed Conservative Fund
Investment Companies	$1,298,504	$—	$—	$1,298,504

Fund Total	$1,298,504	$—	$—	$1,298,504

JNL/S&P Managed Moderate Fund
Investment Companies	$2,129,781	$—	$—	$2,129,781

Fund Total	$2,129,781	$—	$—	$2,129,781

JNL/S&P Managed Moderate Growth Fund
Investment Companies	$3,520,201	$—	$—	$3,520,201

Fund Total	$3,520,201	$—	$—	$3,520,201

JNL/S&P Managed Growth Fund
Investment Companies	$2,482,492	$—	$—	$2,482,492

Fund Total	$2,482,492	$—	$—	$2,482,492

JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$843,578	$—	$—	$843,578

Fund Total	$843,578	$—	$—	$843,578

JNL/S&P Competitive Advantage Fund
Common Stocks	$533,450	$—	$—	$533,450
Short Term Investments	8,094	—	—	8,094

Fund Total	$541,544	$—	$—	$541,544

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$913,860	$—	$—	$913,860
Short Term Investments	40,764	—	—	40,764

Fund Total	$954,624	$—	$—	$954,624

JNL/S&P Intrinsic Value Fund
Common Stocks	$566,157	$—	$—	$566,157
Short Term Investments	35,431	—	—	35,431

Fund Total	$601,588	$—	$—	$601,588

JNL/S&P Total Yield Fund
Common Stocks	$368,202	$—	$—	$368,202
Short Term Investments	15,830	—	—	15,830

Fund Total	$384,032	$—	$—	$384,032

JNL/S&P 4 Fund
Investment Companies	$1,009,210	$—	$—	$1,009,210

Fund Total	$1,009,210	$—	$—	$1,009,210

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,755,601	$4,992	$15,491	$1,776,084
Preferred Stocks	—	—	14,283	14,283
Short Term Investments	94,632	—	—	94,632

Fund Total	$1,850,233	$4,992	$29,774	$1,884,999

JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,397,048	$—	$—	$1,397,048
Preferred Stocks	—	—	18,762	18,762
Short Term Investments	145,729	—	—	145,729

Fund Total	$1,542,777	$—	$18,762	$1,561,539

JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$183,194	$—	$183,194
Corporate Bonds and Notes	—	571,913	—	571,913
Government and Agency Obligations	—	402,579	—	402,579
Investment Company	—	—	631	631
Short Term Investments	78,916	4,195	—	83,111

Fund Total	$78,916	$1,161,881	$631	$1,241,428

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/T.Rowe Price Value Fund
Common Stocks	$1,254,553	$—	$—	$1,254,553
Preferred Stocks	18,137	—	—	18,137
Corporate Bonds and Notes	—	5,717	—	5,717
Short Term Investments	34,530	—	—	34,530

Fund Total	$1,307,220	$5,717	$—	$1,312,937

JNL/WMC Balanced Fund
Common Stocks	$1,157,062	$—	$—	$1,157,062
Non-U.S. Government Agency Asset-Backed Securities	—	16,426	—	16,426
Corporate Bonds and Notes	—	135,693	—	135,693
Government and Agency Obligations	—	408,567	—	408,567
Short Term Investments	250,305	—	—	250,305

Fund Total	$1,407,367	$560,686	$—	$1,968,053

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$131,544	$—	$131,544
Government and Agency Obligations	—	218,248	—	218,248
Short Term Investments	90	711,166	—	711,256

Fund Total	$90	$1,060,958	$—	$1,061,048

JNL/WMC Value Fund
Common Stocks	$1,213,198	$—	$—	$1,213,198
Short Term Investments	26,311	—	—	26,311

Fund Total	$1,239,509	$—	$—	$1,239,509

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton Mutual Shares Fund
Corporate Bonds and Notes[1]	$—	$(48)	$—	$(48)

Fund Total	$—	$(48)	$—	$(48)

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(85,943)	$—	$(85,943)

Fund Total	$—	$(85,943)	$—	$(85,943)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(25,105)	$—	$—	$(25,105)

Fund Total	$(25,105)	$—	$—	$(25,105)

JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(6,977)	$—	$(6,977)

Fund Total	$—	$(6,977)	$—	$(6,977)

JNL/PIMCO Real Return Fund
Government and Agency Obligations	$—	$(29,577)	$—	$(29,577)

Fund Total	$—	$(29,577)	$—	$(29,577)

JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(122,729)	$—	$(122,729)

Fund Total	$—	$(122,729)	$—	$(122,729)

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$4,435	$–	$–	$4,435
Open Forward Foreign Currency Contracts	–	8,887	–	8,887
Total Return Swap Agreements	–	328	–	328

Fund Total	$4,435	$9,215	$–	$13,650

JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$120	$–	$–	$120
Open Forward Foreign Currency Contracts	–	217	–	217
Interest Rate Swap Agreements	–	27	–	27
Total Return Swap Agreements	–	61	–	61

Fund Total	$120	$305	$–	$425

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$531	$–	$531

Fund Total	$–	$531	$–	$531

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$1,853	$–	$1,853

Fund Total	$–	$1,853	$–	$1,853

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$5,150	$–	$5,150

Fund Total	$–	$5,150	$–	$5,150

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$786	$–	$–	$786
Open Forward Foreign Currency Contracts	–	620	–	620
Interest Rate Swap Agreements	–	3,448	–	3,448
Credit Default Swap Agreements	–	1,019	–	1,019

Fund Total	$786	$5,087	$–	$5,873

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$–	$7,856	$–	$7,856
Interest Rate Swap Agreements	–	471	–	471
Non-Deliverable Bond Forward Contracts	–	51	–	51

Fund Total	$–	$8,378	$–	$8,378

JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$–	$9,195	$–	$9,195

Fund Total	$–	$9,195	$–	$9,195

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$2,713	$–	$2,713

Fund Total	$–	$2,713	$–	$2,713

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$373	$–	$–	$373

Fund Total	$373	$–	$–	$373

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$157	$–	$–	$157

Fund Total	$157	$–	$–	$157

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$25	$–	$–	$25

Fund Total	$25	$–	$–	$25

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$295	$–	$–	$295
Open Forward Foreign Currency Contracts	–	131	–	131

Fund Total	$295	$131	$–	$426

JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$8	$–	$–	$8

Fund Total	$8	$–	$–	$8

JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$7,763	$–	$–	$7,763
Open Forward Foreign Currency Contracts	–	10,080	–	10,080
Exchange Traded Purchased Options	3,841	–	–	3,841

Fund Total	$11,604	$10,080	$–	$21,684

JNL/PIMCO Real Return Fund
Open Futures Contracts	$3,771	$–	$–	$3,771
Open Forward Foreign Currency Contracts	–	12,200	–	12,200
Interest Rate Swap Agreements	–	1,616	–	1,616
Credit Default Swap Agreements	–	864	–	864

Fund Total	$3,771	$14,680	$–	$18,451

JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$6,174	$–	$–	$6,174
Open Forward Foreign Currency Contracts	–	16,405	–	16,405
Interest Rate Swap Agreements	–	13,608	–	13,608
Exchange Traded Interest Rate Swap Agreements	–	4,313	–	4,313
Credit Default Swap Agreements	–	1,326	–	1,326

Fund Total	$6,174	$35,652	$–	$41,826

JNL/T.Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$–	$121	$–	$121

Fund Total	$–	$121	$–	$121

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$498	$–	$–	$498
Open Forward Foreign Currency Contracts	–	6,689	–	6,689

Fund Total	$498	$6,689	$–	$7,187

JNL/BlackRock Global Allocation Fund
Written Options	$480	$598	$236	$1,314
Open Futures Contracts	67	–	–	67
Open Forward Foreign Currency Contracts	–	109	–	109
Interest Rate Swap Agreements	–	1	–	1
Cross-Currency Swap Agreements	–	15	–	15
Total Return Swap Agreements	–	8	–	8

Fund Total	$547	$731	$236	$1,514

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$127	$–	$127

Fund Total	$–	$127	$–	$127

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$179	$–	$179

Fund Total	$–	$179	$–	$179

JNL/Franklin Templeton Mutual Shares Fund
Written Options	$45	$–	$–	$45
Open Forward Foreign Currency Contracts	–	774	–	774

Fund Total	$45	$774	$–	$819

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$457	$–	$–	$457
Open Forward Foreign Currency Contracts	–	902	–	902
Interest Rate Swap Agreements	–	3,526	–	3,526
Credit Default Swap Agreements	–	894	–	894

Fund Total	$457	$5,322	$–	$5,779

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$–	$7,910	$–	$7,910
Interest Rate Swap Agreements	–	2,436	–	2,436
Credit Default Swap Agreements	–	54	–	54

Fund Total	$–	$10,400	$–	$10,400

JNL/Ivy Asset Strategy Fund
Written Options	$332	$2,457	$–	$2,789
Open Forward Foreign Currency Contracts	–	5,963	–	5,963

Fund Total	$332	$8,420	$–	$8,752

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$1,500	$–	$1,500

Fund Total	$–	$1,500	$–	$1,500

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$88	$–	$–	$88
Open Forward Foreign Currency Contracts	–	142	–	142

Fund Total	$88	$142	$–	$230

JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$5,838	$–	$–	$5,838
Open Forward Foreign Currency Contracts	–	2,293	–	2,293

Fund Total	$5,838	$2,293	$–	$8,131

JNL/PIMCO Real Return Fund
Written Options	$–	$851	$–	$851
Open Forward Foreign Currency Contracts	–	7,846	–	7,846
Interest Rate Swap Agreements	–	787	–	787
Exchange Traded Interest Rate Swap Agreements	–	360	–	360
Credit Default Swap Agreements	–	2,710	–	2,710

Fund Total	$–	$12,554	$–	$12,554

JNL/PIMCO Total Return Bond Fund
Written Options	$36	$2,008	$–	$2,044
Open Futures Contracts	231	–	–	231
Open Forward Foreign Currency Contracts	–	7,914	–	7,914
Interest Rate Swap Agreements	–	195	–	195
Credit Default Swap Agreements	–	10,476	–	10,476

Fund Total	$267	$20,593	$–	$20,860

JNL/T.Rowe Price Short-Term Bond Fund
Open Futures Contracts	$29	$–	$–	$29
Open Forward Foreign Currency Contracts	–	138	–	138
Fund Total	$29	$138	$–	$167

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, exchange traded purchased options on futures and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2011:

	Balance at Beginning of Period	Transfers into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period [2]
Investments in Securities
JNL/BlackRock Global Allocation Fund
Common Stocks	$–	$–	$–	$(16)	$16	$–	$–	$(16)
Purchased Options	–	–	–	(112)	272	–	160	(112)
Corporate Bond and Notes	–	–	–	(39)	1,065	–	1,026	(39)

Fund Total Investments in Securities	$–	$–	$–	$(167)	$1,353	$–	$1,186	$(167)
Investments in Other Financial Instruments[1]
Written Options	$–	$–	$–	$37	$–	$(273)	$(236)	$37

JNL/Franklin Templeton Income Fund
Other Equity Interests	$7	$–	$–	$40	$–	$–	$47	$40

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$4,578	$–	$–	$(1,643)	$28	$(225)	$2,738	$(1,642)
Corporate Bond and Notes	1,579	–	–	375	–	(1,954)	–	–

Fund Total	$6,157	$–	$–	$(1,268)	$28	$(2,179)	$2,738	$(1,642)
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$5,088	$–	$(5,088)	$–	$–	$–	$–	$–
Corporate Bond and Notes	–	443	–	(31)	–	–	412	(31)

Fund Total	$5,088	$443	$(5,088)	$(31)	$–	$–	$412	$(31)
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$2,680	$–	$(2,680)	$–	$–	$–	$–	$–

Investments in Other Financial Instruments[1]
Total Return Swap Agreements	$446	$–	$–	$(446)	$–	$–	$–	$–

JNL/Ivy Asset Strategy Fund
Purchased Options	$6,037	$–	$–	$(5,204)	$255	$(1,088)	$–	$–

Investments in Other Financial Instruments[1]
Written Options	$(1,583)	$–	$–	$1,533	$142	$(92)	$–	$–

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$587	$–	$–	$587	$–	$(1,174)	$–	$–

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$–	$–	$–	$–	$25,809	$–	$25,809	$–

JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$1,015	$–	$–	$828	$–	$–	$1,843	$–

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$45	$–	$–	$(9)	$–	$(36)	$–	$–

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$33,594	$–	$(21,556)	$61	$567	$(12,378)	$288	$(3)
Corporate Bond and Notes	1,562	1,005	(585)	(23)	–	(390)	1,569	(23)

Fund Total	$35,156	$1,005	$(22,141)	$38	$567	$(12,768)	$1,857	$(26)
Investments in Other Financial Instruments[1]
Written Options	$(985)	$–	$–	$985	$–	$–	$–	$–

JNL/PIMCO Total Return Bond Fund
Preferred Stocks	$–	$–	$–	$49	$–	$–	$49	$49
Trust Preferreds	3,191	–	–	(52)	–	–	3,139	(52)
Non-U.S. Government Agency ABS	2,404	–	(2,404)	–	–	–	–	–
Corporate Bond and Notes	5,063	–	(177)	6	–	(3,065)	1,827	(3)
Government and Agency Obligations	179	–	–	(4)	–	(175)	–	–

Fund Total	$10,837	$–	$(2,581)	$(1)	$–	$(3,240)	$5,015	$(6)
Investments in Other Financial Instruments[1]
Written Options	$(2,227)	$–	$–	$2,227	$–	$–	$–	$–

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$–	$–	$–	$1,782	$13,709	$–	$15,491	$1,782
Preferred Stocks	3,407	–	–	3,327	7,549	–	14,283	3,327

Fund Total	$3,407	$–	$–	$5,109	$21,258	$–	$29,775	$5,109
JNL/T.Rowe Price Mid-Cap Growth Fund
Preferred Stocks	$–	$–	$–	$6,218	$12,544	$–	$18,762	$6,218

JNL/T.Rowe Price Short-Term Bond Fund
Investment Companies	$2,543	$–	$–	$(1,912)	$–	$–	$631	$(1,912)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

2The change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2011 is reflected as an asset or liability in the table.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Exchange Traded Options on Futures

JNL/PIMCO Total Return Bond Fund
Eurodollar Future Put Option	03/19/2012	99.00	442	$(36)

Foreign Currency Options

JNL/Ivy Asset Strategy Fund
Euro versus USD Call Option, DUB	02/27/2012	1.38	29,400,000	$(115)
Euro versus USD Call Option, DUB	03/01/2012	1.38	29,400,000	(130)
Euro versus USD Put Option, DUB	02/27/2012	1.25	29,400,000	(391)
Euro versus USD Put Option, DUB	03/01/2012	1.25	29,400,000	(419)

			117,600,000	$(1,055)

Index Options

JNL/BlackRock Global Allocation Fund
* Deutsche Borse AG German Stock Price Index Put Option, GSC	09/21/2012	3,003.69	75	$(18)
MSCI Europe excluding United Kingdom Index Call Option, CSI	07/12/2012	113.00	8,500	(4)
MSCI Europe excluding United Kingdom Index Put Option, CSI	07/12/2012	92.97	8,500	(111)
MSCI Europe excluding United Kingdom Index Put Option, DUB	06/15/2012	98.12	2,868	(49)
MSCI Europe excluding United Kingdom Index Put Option, GSC	06/15/2012	99.84	6,136	(113)
MSCI Europe excluding United Kingdom Index Put Option, JPM	09/21/2012	78.44	3,009	(18)
Russell 2000 Index Call Option, BOA	09/13/2012	833.69	1,247	(43)
Russell 2000 Index Call Option, CSI	06/12/2012	804.63	1,046	(33)
Russell 2000 Index Call Option, GSC	03/16/2012	748.89	724	(26)
Russell 2000 Index Call Option, GSC	03/16/2012	540.23	724	(3)
Russell 2000 Index Call Option, GSC	04/20/2012	771.17	776	(27)
Russell 2000 Index Call Option, MSC	05/18/2012	786.96	649	(22)
Russell 2000 Index Put Option, BOA	09/13/2012	621.07	1,247	(48)
Russell 2000 Index Put Option, CSI	06/12/2012	616.72	1,046	(26)
Russell 2000 Index Put Option, GSC	04/20/2012	609.88	776	(12)
Russell 2000 Index Put Option, JPM	12/30/2011	593.16	600	—
Russell 2000 Index Put Option, MSC	05/18/2012	611.72	649	(13)
S&P 500 Index Put Option	01/21/2012	1,090.00	23	(2)
S&P 500 Index Put Option, BOA	02/24/2012	950.00	134	—
S&P/ASX 200 Index Put Option, JPM	02/16/2012	3,342.40	162	(1)
S&P/ASX 200 Index Put Option, JPM	02/16/2012	3,551.30	162	(2)
* Taiwan Taiex Index Put Option, CGM	09/18/2013	5,992.78	4,006	(102)
* Taiwan Taiex Index Put Option, CGM	09/19/2012	6,880.60	4,006	(93)
* Tokyo Stock Price Index Put Option, DUB	06/08/2012	675.45	38,020	(12)
* Tokyo Stock Price Index Put Option, MSC	06/08/2012	675.00	37,050	(11)

			122,135	$(789)

Inflation Floor

JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	46	$(25)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	(19)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(15)
Floor - CPURNSA Index Option, DUB	10/13/2020	218.01	298	(181)

			404	$(240)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(9)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(39)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(10)

			101	$(58)

Interest Rate Swaptions

JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$(2)

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	$(24)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Interest Rate Swaptions (continued)

JNL/PIMCO Real Return Fund (continued)

Call Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	$(132)
Call Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(164)
Put Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	(20)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(99)
Put Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(57)
Put Swaption, 3 month LIBOR versus 1.75% fixed, DUB	07/11/2013	N/A	1,021	(114)
Put Swaption, 3 month LIBOR versus 3.00% fixed, BOA	06/18/2012	N/A	587	(1)
Put Swaption, 3 month LIBOR versus 3.00% fixed, DUB	06/18/2012	N/A	100	—
Put Swaption, 3 month LIBOR versus 3.00% fixed, JPM	06/18/2012	N/A	172	—

			3,172	$(611)

JNL/PIMCO Total Return Bond Fund

Put Swaption, 3 month LIBOR versus 0.92% fixed, CIT	11/14/2012	N/A	186	$(65)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	1,292	(449)
Put Swaption, 3 month LIBOR versus 1.00% fixed, DUB	08/13/2012	N/A	159	(81)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/11/2013	N/A	418	(228)
Put Swaption, 3 month LIBOR versus 1.70% fixed, BOA	08/13/2012	N/A	176	(327)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	08/13/2012	N/A	626	(433)
Put Swaption, 3 month LIBOR versus 1.75% fixed, DUB	07/11/2013	N/A	2,598	(291)
Put Swaption, 3 month LIBOR versus 10.00% fixed, MSC	07/10/2012	N/A	133	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	09/24/2012	N/A	849	(21)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013	N/A	501	(29)
Put Swaption, 3 month LIBOR versus 2.25% fixed, CGM	09/24/2012	N/A	41	(1)
Put Swaption, 3 month LIBOR versus 2.25% fixed, MSC	09/24/2012	N/A	739	(19)
Put Swaption, 3 month LIBOR versus 2.75% fixed, DUB	06/18/2012	N/A	828	(2)
Put Swaption, 3 month LIBOR versus 3.00% fixed, BOA	06/18/2012	N/A	679	(1)
Put Swaption, 3 month LIBOR versus 3.00% fixed, CSI	06/18/2012	N/A	418	(1)
Put Swaption, 3 month LIBOR versus 3.00% fixed, DUB	06/18/2012	N/A	329	(1)
Put Swaption, 3 month LIBOR versus 3.00% fixed, JPM	06/18/2012	N/A	705	(1)

			10,677	$(1,950)

Options on Securities

JNL/BlackRock Global Allocation Fund

Ace Ltd. Call Option	01/21/2012	75.00	26	$(1)
Activision Blizzard Inc. Call Option	01/19/2013	125.00	55	(8)
AES Corp. Call Option	01/21/2012	11.00	17	(2)
AES Corp. Call Option	02/18/2012	12.00	19	(1)
American Eagle Outfitters Inc. Call Option	01/19/2013	17.00	209	(28)
American Eagle Outfitters Inc. Call Option, MSC	01/18/2013	16.00	7,626	(13)
American Eagle Outfitters Inc. Put Option, BOA	03/16/2012	11.75	6,559	(1)
American Eagle Outfitters Inc. Put Option, BOA	03/16/2012	15.00	16,451	(2)
Apple Inc. Call Option	01/19/2013	450.00	19	(75)
Beiersdorf AG Call Option, DUB	03/16/2012	48.00	491	—
Beiersdorf AG Put Option, JPM	01/20/2012	38.00	1,283	—
Calpine Corp. Call Option	01/21/2012	15.00	17	(3)
China Unicom Hong Kong Ltd. Call Option, CGM	02/28/2012	18.75	35,630	(1)
China Unicom Hong Kong Ltd. Call Option, CGM	12/29/2012	18.76	45,403	—
Cisco Systems Inc. Call Option	01/19/2013	20.00	47	(7)
CME Group Inc. Put Option	01/21/2012	250.00	2	(2)
Colgate-Palmolive Co. Call Option	01/21/2012	925.00	17	(2)
ConocoPhillips Put Option	05/19/2012	55.00	104	(8)
Corning Inc. Call Option	01/19/2013	15.00	50	(6)
Corning Inc. Call Option	01/19/2013	17.50	252	(16)
Dell Inc. Call Option	01/19/2013	15.00	28	(1)
El Paso Corp. Call Option	01/21/2012	19.00	27	(20)
EMC Corp. Call Option	01/19/2013	25.00	34	(5)
EOG Resources Inc. Call Option	01/21/2012	100.00	23	(6)
General Mills Inc. Call Option, GSC	04/21/2012	42.00	46	(3)
Google Inc. Call Option	01/19/2013	590.00	6	(67)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Options on Securities (continued)

JNL/BlackRock Global Allocation Fund (continued)
International Business Machines Corp. Call Option	01/19/2013	200.00	24	$(25)
Mastercard Inc. Call Option	07/21/2012	435.00	6	(7)
NetApp Inc. Call Option	01/19/2013	42.00	119	(42)
NRG Energy Call Option	01/21/2012	24.00	13	—
NRG Energy Call Option	03/17/2012	24.00	9	—
Oracle Corp. Call Option	01/19/2013	30.00	95	(18)
PG&E Corp. Call Option, DUB	01/20/2012	43.00	505	—
Polycom Inc. Call Option	01/21/2012	325.00	29	—
Qualcomm Inc. Call Option	04/21/2012	65.00	36	(2)
Quicksilver Resources Inc. Put Option	03/17/2012	6.00	100	(4)
Sandisk Corp. Call Option	01/19/2013	50.00	33	(28)
Sandisk Corp. Call Option	01/21/2012	50.00	6	(1)
Sara Lee Corp. Call Option	01/21/2012	19.00	248	(9)
Seagate Technology LLC Call Option	01/21/2012	17.50	41	(1)
Seagate Technology LLC Call Option	01/19/2013	17.50	50	(12)
Southern Co. Call Option	01/21/2012	42.00	7	(3)
SPRD Gold Trust Put Option	01/21/2012	105.00	30	—
Symantec Corp. Call Option	01/21/2012	175.00	56	—
TE Connectivity Ltd. Call Option, CGM	01/21/2012	38.00	11	—
Time Warner Cable Inc. Put Option	01/21/2012	60.00	11	—
Unilever NV - CVA Call Option, MSC	06/15/2012	26.00	5,333	(10)
United Technologies Corp. Call Option	01/21/2012	80.00	19	—
US Financial Select Sector SPDR Put Option	01/21/2012	12.00	23	—
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013	50.00	24	(17)
Vertex Pharmaceuticals Inc. Call Option	07/21/2012	35.00	79	(33)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013	40.00	74	(33)
Whiting Petroleum Corp. Call Option	01/21/2012	55.00	25	—

			121,447	$(523)

JNL/Franklin Templeton Mutual Shares Fund

Google Inc. Call Option	02/18/2012	645.00	16	$(45)

JNL/Ivy Asset Strategy Fund

Baidu Inc. Put Option	03/17/2012	120.00	131	$(167)
Baidu Inc. Put Option	03/17/2012	115.00	131	(131)
Baidu Inc. Put Option, JPM	03/17/2012	125.00	226	(347)
Blackstone Group LP Put Option, DUB	03/17/2012	13.00	1,007	(87)
CBS Corp. Put Option, BTI	03/17/2012	23.00	524	(34)
CBS Corp. Put Option, UBS	03/17/2012	22.00	940	(47)
CBS Corp. Put Option, UBS	03/17/2012	23.00	930	(61)
Freeport - McMoRan Copper & Gold, Inc. Put Option, GSC	01/21/2012	34.00	435	(31)
Volkswagen AG Put Option, GSC	03/16/2012	115.00	478	(527)
Volkswagen AG Put Option, JPM	02/17/2012	115.00	124	(102)
Volkswagen AG Put Option, MSC	03/16/2012	110.00	245	(200)

			5,171	$(1,734)

* Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	–	$–
Options written during the period	(109,187,551)	(2,153)
Options closed during the period	2,712,674	268
Options exercised during the period	8,911	83
Options expired during the period	764,625	163

Options outstanding at December 31, 2011	(105,701,341)	$(1,639)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Summary of Written Options

	Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2010	–	$–
Options written during the period	(298)	(57)
Options expired during the period	282	25

Options outstanding at December 31, 2011	(16)	$(32)

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2010	(4,769)	$(1,434)
Options written during the period	(334,230,360)	(25,027)
Options closed during the period	137,709,742	6,931
Options expired during the period	78,920,216	15,274

Options outstanding at December 31, 2011	(117,605,171)	$(4,256)

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2010	(4,928)	$(3,230)
Options written during the period	(23,006,991)	(3,944)
Options closed during the period	3,636	2,587
Options expired during the period	23,004,707	2,802

Options outstanding at December 31, 2011	(3,576)	$(1,785)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2010	(7,752)	$(6,624)
Options written during the period	(17,901)	(7,444)
Options closed during the period	5,497	1,299
Options expired during the period	8,936	4,730

Options outstanding at December 31, 2011	(11,220)	$(8,039)

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price	Contracts	Unrealized Appreciation

Exchange Traded Options of Futures

JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	02/24/2012	EUR 114.00	524	$3,841

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2013	261	$121
3-Month Euro Euribor Interest Rate Future	June 2012	237	23
3-Month Euro Euribor Interest Rate Future	June 2013	262	133
3-Month Euro Euribor Interest Rate Future	September 2012	267	75
3-Month Euro Euribor Interest Rate Future	September 2013	256	155
3-Month Euro Euribor Interest Rate Future	December 2012	261	99
3-Month Euro Euribor Interest Rate Future	December 2013	249	196
3-Month Euro Swiss Franc Interest Rate Future	June 2012	102	(19)
3-Month Euro Swiss Franc Interest Rate Future	September 2012	92	(16)
3-Month Sterling Interest Rate Future	March 2013	255	2
3-Month Sterling Interest Rate Future	June 2012	42	(2)
3-Month Sterling Interest Rate Future	June 2013	283	21
3-Month Sterling Interest Rate Future	September 2012	163	(16)
3-Month Sterling Interest Rate Future	September 2013	283	31
3-Month Sterling Interest Rate Future	December 2012	259	(12)
3-Month Sterling Interest Rate Future	December 2013	301	45
90-Day Eurodollar Future	March 2013	92	(22)
90-Day Eurodollar Future	June 2012	(94)	(3)
90-Day Eurodollar Future	June 2013	109	(22)
90-Day Eurodollar Future	September 2012	(106)	(1)
90-Day Eurodollar Future	September 2013	141	(21)
90-Day Eurodollar Future	December 2012	(21)	(4)
90-Day Eurodollar Future	December 2013	186	3
Amsterdam Exchange Index Future	January 2012	36	73
ASX SPI 200 Index Future	March 2012	(26)	6
Australia Commonwealth Treasury Bond Future, 10-Year	March 2012	160	199
Australia Commonwealth Treasury Bond Future, 3-Year	March 2012	489	(111)
CAC 40 Euro Future	January 2012	38	39
Canadian Bank Acceptance Future	June 2012	23	(7)
Canadian Bank Acceptance Future	September 2012	41	(17)
Canadian Government Bond Future, 10-Year	March 2012	199	260
DAX Index Future	March 2012	(1)	(3)
DJIA E-Mini Index Future	March 2012	241	151
Euro-Bobl Future	March 2012	218	478
Euro-Bund Future	March 2012	76	57
Euro-Buxl Bond Future, 30-Year	March 2012	78	470
Euro-Schatz Future	March 2012	804	319
FTSE 100 Index Future	March 2012	60	95
FTSE/JSE Top 40 Index Future	March 2012	198	(44)
FTSE/MIB Index Future	March 2012	2	(1)
Hang Seng Index Future	January 2012	(12)	(8)
HSCEI China Index Future	January 2012	(2)	2

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/AQR Managed Futures Strategy Fund (continued)
Japanese Government Bond Future, 10-Year	March 2012	48	$202
KOSPI 200 Index Future	March 2012	(2)	(1)
MSCI Singapore Index Future	January 2012	(131)	99
MSCI Taiwan Index Future	January 2012	(159)	10
NASDAQ 100 E-Mini Index Future	March 2012	87	(6)
Russell 2000 Mini Index Future	March 2012	61	47
S&P 500 E-Mini Index Future	March 2012	139	123
S&P MidCap 400 E-Mini Index Future	March 2012	69	81
S&P/TSX 60 Index Future	March 2012	(31)	(92)
SGX Nifty Index Future	January 2012	(857)	231
Topix Index Future	March 2012	(105)	(67)
U.K. Long Guilt Future	March 2012	115	407
U.S. Treasury Bond Future, 20-Year	March 2012	62	14
U.S. Treasury Note Future, 10-Year	March 2012	145	23
U.S. Treasury Note Future, 2-Year	March 2012	203	(3)
U.S. Treasury Note Future, 5-Year	March 2012	443	145

			$3,937

JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	January 2012	23	$27
Hang Seng Index Future	January 2012	4	(4)
HSCEI China Index Future	January 2012	1	(1)
MSCI Singapore Index Future	January 2012	3	(2)
MSCI Taiwan Index Future	January 2012	49	(1)
DAX Index Future	March 2012	5	27
Euro Stoxx 50 Future	March 2012	62	51
FTSE 100 Index Future	March 2012	3	5
Russell 2000 Mini Index Future	March 2012	(44)	(51)
S&P 500 Index Future	March 2012	8	9
S&P/TSX 60 Index Future	March 2012	2	1
Yen Denominated Nikkei 225 Future	March 2012	11	(8)

			$53

JNL/Goldman Sachs Core Plus Bond Fund

Euro-Bobl Future	March 2012	(6)	$(9)
Euro-Bund Future	March 2012	15	86
Euro-Schatz Future	March 2012	(31)	(15)
Japanese Government Bond Future, 10-Year	March 2012	(43)	(433)
U.S. Treasury Bond Future, 20-Year	March 2012	64	19
U.S. Treasury Note Future, 10-Year	March 2012	244	128
U.S. Treasury Note Future, 2-Year	March 2012	176	13
U.S. Treasury Note Future, 5-Year	March 2012	59	8
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2012	189	532

			$329

JNL/Mellon Capital Management S&P 500 Index Fund

S&P 500 E-Mini Index Future	March 2012	689	$373

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund

S&P MidCap 400 E-Mini Index Future	March 2012	223	$157

JNL/Mellon Capital Management Small Cap Index Fund

Russell 2000 Mini Index Future	March 2012	172	$25

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/Mellon Capital Management International Index Fund

ASX SPI 200 Index Future	March 2012	21	$(57)
Euro Stoxx 50 Future	March 2012	268	175
FTSE 100 Index Future	March 2012	76	120
Topix Price Index Future	March 2012	59	(31)

			$207

JNL/Mellon Capital Management Emerging Markets Index Fund

MSCI Emerging Markets Future	March 2012	13	$8

JNL/Mellon Capital Management Global Alpha Fund

Amsterdam Exchange Index Future	January 2012	440	$1,660
Hang Seng Index Future	January 2012	(263)	(63)
ASX SPI 200 Index Future	March 2012	179	(625)
Australia Commonwealth Treasury Bond Future, 10-Year	March 2012	(322)	(344)
Canadian Government Bond Future, 10-Year	March 2012	(564)	(474)
DAX Index Future	March 2012	295	1,698
Euro-Bund Future	March 2012	469	2,618
FTSE 100 Index Future	March 2012	39	87
Japanese Government Bond Future, 10-Year	March 2012	(42)	(48)
S&P 500 E-Mini Index Future	March 2012	(84)	(30)
S&P/TSX 60 Index Future	March 2012	(181)	64
Topix Index Future	March 2012	(589)	563
U.K Long Guilt Future	March 2012	(945)	(4,254)
U.S. Treasury Note Future, 10-Year	March 2012	618	1,073

			$1,925

JNL/PIMCO Real Return Fund
U.S. Treasury Note Future, 10-Year	March 2012	324	$217
90-Day Eurodollar Future	March 2013	727	956
90-Day Eurodollar Future	June 2013	364	640
90-Day Eurodollar Future	September 2013	316	350
90-Day Eurodollar Future	December 2013	1,156	1,608

			$3,771

JNL/PIMCO Total Return Bond Fund

90-Day Eurodollar Future	March 2013	174	$(127)
90-Day Eurodollar Future	March 2014	522	1,083
90-Day Eurodollar Future	June 2012	1,175	(104)
90-Day Eurodollar Future	June 2013	1,860	2,065
90-Day Eurodollar Future	June 2014	183	19
90-Day Eurodollar Future	September 2013	723	1,129
90-Day Eurodollar Future	December 2013	185	58
U.S. Treasury Note Future, 10-Year	March 2012	1,224	769
U.S. Treasury Note Future, 5-Year	March 2012	2,643	1,051

			$5,943

JNL/T.Rowe Price Short-Term Bond Fund

U.S. Treasury Note Future, 5-Year	March 2012	(54)	$(29)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund
AUD/USD	03/21/2012	RBS	AUD	15,899	$16,121	$(43)
AUD/USD	03/21/2012	RBS	AUD	56,227	57,014	1,086
AUD/USD	03/21/2012	RBS	AUD	4,918	4,987	118
AUD/USD	03/21/2012	RBS	AUD	10,755	10,906	155
AUD/USD	03/21/2012	RBS	AUD	200	203	3
AUD/USD	03/21/2012	RBS	AUD	11,488	11,649	105
AUD/USD	03/21/2012	RBS	AUD	4,646	4,711	33
BRL/USD	03/21/2012	RBS	BRL	2,300	1,212	(5)
CAD/USD	03/21/2012	RBS	CAD	7,145	7,001	112
CAD/USD	03/21/2012	RBS	CAD	10,055	9,853	43
CAD/USD	03/21/2012	RBS	CAD	17,613	17,259	5
CAD/USD	03/21/2012	RBS	CAD	7,845	7,687	(3)
EUR/USD	03/21/2012	RBS	EUR	24,069	31,173	(903)
EUR/USD	03/21/2012	RBS	EUR	10,378	13,441	(281)
EUR/USD	03/21/2012	RBS	EUR	7,322	9,483	(59)
EUR/USD	03/21/2012	RBS	EUR	3,840	4,973	—
GBP/USD	03/21/2012	RBS	GBP	3,108	4,823	(22)
GBP/USD	03/21/2012	RBS	GBP	3,634	5,639	(24)
GBP/USD	03/21/2012	RBS	GBP	370	574	2
GBP/USD	03/21/2012	RBS	GBP	470	729	—
GBP/USD	03/21/2012	RBS	GBP	8,218	12,753	(22)
GBP/USD	03/21/2012	RBS	GBP	11,205	17,388	(223)
GBP/USD	03/21/2012	RBS	GBP	2,310	3,585	(40)
GBP/USD	03/21/2012	RBS	GBP	8,675	13,462	(148)
GBP/USD	03/21/2012	RBS	GBP	623	967	(9)
IDR/USD	03/21/2012	RBS	IDR	5,500,000	602	2
IDR/USD	03/21/2012	RBS	IDR	2,500,000	274	4
IDR/USD	03/21/2012	RBS	IDR	2,100,000	230	4
INR/USD	03/21/2012	RBS	INR	123,000	2,282	15
JPY/USD	03/21/2012	RBS	JPY	3,335,406	43,396	345
JPY/USD	03/21/2012	RBS	JPY	6,202,168	80,694	972
JPY/USD	03/21/2012	RBS	JPY	151,520	1,971	23
JPY/USD	03/21/2012	RBS	JPY	784,923	10,212	134
JPY/USD	03/21/2012	RBS	JPY	46,000	599	5
KRW/USD	03/21/2012	RBS	KRW	11,400,000	9,845	46
KRW/USD	03/21/2012	RBS	KRW	1,500,000	1,295	7
KRW/USD	03/21/2012	RBS	KRW	1,600,000	1,382	(1)
MXN/USD	03/21/2012	RBS	MXN	7,000	499	(6)
MYR/USD	03/21/2012	RBS	MYR	5,000	1,571	3
MYR/USD	03/21/2012	RBS	MYR	800	251	(1)
MYR/USD	03/21/2012	RBS	MYR	5,000	1,571	—
NOK/USD	03/21/2012	RBS	NOK	6,214	1,036	(29)
NOK/USD	03/21/2012	RBS	NOK	8,771	1,462	(10)
NOK/USD	03/21/2012	RBS	NOK	112,164	18,701	(363)
NZD/USD	03/21/2012	RBS	NZD	20,963	16,232	424
NZD/USD	03/21/2012	RBS	NZD	17,188	13,309	155
NZD/USD	03/21/2012	RBS	NZD	5,245	4,061	21
NZD/USD	03/21/2012	RBS	NZD	9,277	7,183	40
PHP/USD	03/21/2012	RBS	PHP	107,000	2,430	(12)
PHP/USD	03/21/2012	RBS	PHP	51,000	1,158	(12)
PLN/USD	03/21/2012	RBS	PLN	1,700	489	(8)
PLN/USD	03/21/2012	RBS	PLN	8,700	2,503	(69)
RUB/USD	03/21/2012	RBS	RUB	175,000	5,374	(87)
RUB/USD	03/21/2012	RBS	RUB	7,000	215	(2)
RUB/USD	03/21/2012	RBS	RUB	159,000	4,882	(97)
RUB/USD	03/21/2012	RBS	RUB	170,000	5,220	(161)
SEK/USD	03/21/2012	RBS	SEK	57,823	8,372	(193)
SEK/USD	03/21/2012	RBS	SEK	143,831	20,826	95
SEK/USD	03/21/2012	RBS	SEK	94,734	13,717	(127)
SGD/USD	03/21/2012	RBS	SGD	4,100	3,161	(4)
SGD/USD	03/21/2012	RBS	SGD	5,300	4,086	(22)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)
SGD/USD	03/21/2012	RBS	SGD	1,500	$1,157	$(1)
TRY/USD	03/21/2012	RBS	TRY	200	104	—
TRY/USD	03/21/2012	RBS	TRY	200	104	—
TWD/USD	03/21/2012	RBS	TWD	91,000	3,010	—
TWD/USD	03/21/2012	RBS	TWD	6,000	198	1
TWD/USD	03/21/2012	RBS	TWD	80,000	2,646	(2)
TWD/USD	03/21/2012	RBS	TWD	87,000	2,878	(1)
TWD/USD	03/21/2012	RBS	TWD	56,000	1,852	—
USD/AUD	03/21/2012	RBS	AUD	(8,324)	(8,440)	(58)
USD/AUD	03/21/2012	RBS	AUD	(9,026)	(9,152)	(159)
USD/AUD	03/21/2012	RBS	AUD	(5,909)	(5,992)	(193)
USD/BRL	03/21/2012	RBS	BRL	(4,600)	(2,425)	52
USD/BRL	03/21/2012	RBS	BRL	(800)	(422)	—
USD/CAD	03/21/2012	RBS	CAD	(13,601)	(13,328)	(62)
USD/CAD	03/21/2012	RBS	CAD	(11,200)	(10,975)	(86)
USD/CAD	03/21/2012	RBS	CAD	(10,578)	(10,365)	(191)
USD/CLP	03/21/2012	RBS	CLP	(570,000)	(1,087)	17
USD/CLP	03/21/2012	RBS	CLP	(320,000)	(610)	(2)
USD/COP	03/21/2012	RBS	COP	(3,300,000)	(1,705)	2
USD/CZK	03/21/2012	RBS	CZK	(109,029)	(5,523)	212
USD/CZK	03/21/2012	RBS	CZK	(6,000)	(304)	7
USD/CZK	03/21/2012	RBS	CZK	(52,000)	(2,634)	8
USD/CZK	03/21/2012	RBS	CZK	(5,000)	(253)	—
USD/CZK	03/21/2012	RBS	CZK	(30,000)	(1,520)	(15)
USD/EUR	03/21/2012	RBS	EUR	(40,971)	(53,064)	1,916
USD/EUR	03/21/2012	RBS	EUR	(11,568)	(14,982)	96
USD/EUR	03/21/2012	RBS	EUR	(57,193)	(74,073)	1,433
USD/EUR	03/21/2012	RBS	EUR	(1,740)	(2,254)	15
USD/EUR	03/21/2012	RBS	EUR	(41,676)	(53,977)	331
USD/EUR	03/21/2012	RBS	EUR	(7,516)	(9,734)	149
USD/EUR	03/21/2012	RBS	EUR	(360)	(466)	5
USD/EUR	03/21/2012	RBS	EUR	(2,584)	(3,347)	38
USD/EUR	03/21/2012	RBS	EUR	(3,928)	(5,087)	49
USD/GBP	03/21/2012	RBS	GBP	(1,239)	(1,923)	21
USD/GBP	03/21/2012	RBS	GBP	(551)	(855)	5
USD/GBP	03/21/2012	RBS	GBP	(1,980)	(3,073)	(12)
USD/GBP	03/21/2012	RBS	GBP	(500)	(776)	(5)
USD/HUF	03/21/2012	RBS	HUF	(810,000)	(3,300)	187
USD/HUF	03/21/2012	RBS	HUF	(250,000)	(1,018)	12
USD/ILS	03/21/2012	RBS	ILS	(18,500)	(4,848)	58
USD/ILS	03/21/2012	RBS	ILS	(400)	(105)	1
USD/ILS	03/21/2012	RBS	ILS	(2,900)	(760)	4
USD/ILS	03/21/2012	RBS	ILS	(2,900)	(760)	6
USD/ILS	03/21/2012	RBS	ILS	(3,200)	(839)	(4)
USD/INR	03/21/2012	RBS	INR	(887,000)	(16,457)	(16)
USD/INR	03/21/2012	RBS	INR	(31,000)	(575)	(1)
USD/INR	03/21/2012	RBS	INR	(43,000)	(798)	(5)
USD/INR	03/21/2012	RBS	INR	(317,000)	(5,881)	(9)
USD/INR	03/21/2012	RBS	INR	(33,000)	(612)	—
USD/INR	03/21/2012	RBS	INR	(111,000)	(2,059)	(19)
USD/JPY	03/21/2012	RBS	JPY	(1,991,437)	(25,910)	(221)
USD/JPY	03/21/2012	RBS	JPY	(325,985)	(4,241)	(50)
USD/JPY	03/21/2012	RBS	JPY	(104,000)	(1,353)	(14)
USD/JPY	03/21/2012	RBS	JPY	(1,892,596)	(24,624)	(334)
USD/JPY	03/21/2012	RBS	JPY	(2,569,022)	(33,424)	(363)
USD/JPY	03/21/2012	RBS	JPY	(917,000)	(11,931)	(164)
USD/JPY	03/21/2012	RBS	JPY	(2,012,769)	(26,187)	(402)
USD/JPY	03/21/2012	RBS	JPY	(57,000)	(742)	(8)
USD/KRW	03/21/2012	RBS	KRW	(10,000)	(9)	—
USD/KRW	03/21/2012	RBS	KRW	(5,550,000)	(4,793)	(17)
USD/KRW	03/21/2012	RBS	KRW	(1,000,000)	(864)	(3)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)
USD/KRW	03/21/2012	RBS	KRW	(1,800,000)	$(1,554)	$(23)
USD/MXN	03/21/2012	RBS	MXN	(80,000)	(5,697)	100
USD/MXN	03/21/2012	RBS	MXN	(10,000)	(712)	7
USD/MXN	03/21/2012	RBS	MXN	(9,000)	(641)	2
USD/MXN	03/21/2012	RBS	MXN	(12,000)	(855)	8
USD/MXN	03/21/2012	RBS	MXN	(23,000)	(1,638)	(3)
USD/MYR	03/21/2012	RBS	MYR	(7,300)	(2,294)	(6)
USD/MYR	03/21/2012	RBS	MYR	(1,700)	(534)	(2)
USD/MYR	03/21/2012	RBS	MYR	(4,600)	(1,445)	(5)
USD/MYR	03/21/2012	RBS	MYR	(1,700)	(534)	(1)
USD/NOK	03/21/2012	RBS	NOK	(742)	(124)	3
USD/NOK	03/21/2012	RBS	NOK	(27,751)	(4,627)	—
USD/NOK	03/21/2012	RBS	NOK	(8,870)	(1,479)	4
USD/NZD	03/21/2012	RBS	NZD	(7,231)	(5,599)	8
USD/NZD	03/21/2012	RBS	NZD	(59,970)	(46,436)	(373)
USD/NZD	03/21/2012	RBS	NZD	(10,109)	(7,828)	(294)
USD/PHP	03/21/2012	RBS	PHP	(116,000)	(2,635)	(23)
USD/PHP	03/21/2012	RBS	PHP	(18,000)	(409)	(1)
USD/PLN	03/21/2012	RBS	PLN	(26,700)	(7,681)	56
USD/RUB	03/21/2012	RBS	RUB	(87,000)	(2,671)	38
USD/RUB	03/21/2012	RBS	RUB	(143,000)	(4,391)	(3)
USD/SEK	03/21/2012	RBS	SEK	(52,697)	(7,630)	(1)
USD/SEK	03/21/2012	RBS	SEK	(25,319)	(3,666)	21
USD/SEK	03/21/2012	RBS	SEK	(75,666)	(10,956)	(170)
USD/SEK	03/21/2012	RBS	SEK	(3,287)	(476)	(7)
USD/SGD	03/21/2012	RBS	SGD	(2,200)	(1,696)	(5)
USD/SGD	03/21/2012	RBS	SGD	(10,700)	(8,249)	(61)
USD/SGD	03/21/2012	RBS	SGD	(2,800)	(2,159)	(12)
USD/SGD	03/21/2012	RBS	SGD	(100)	(77)	(1)
USD/SGD	03/21/2012	RBS	SGD	(6,600)	(5,088)	(16)
USD/TRY	03/21/2012	RBS	TRY	(7,200)	(3,735)	35
USD/TRY	03/21/2012	RBS	TRY	(1,300)	(674)	7
USD/TRY	03/21/2012	RBS	TRY	(800)	(415)	(2)
USD/TRY	03/21/2012	RBS	TRY	(500)	(259)	(3)
USD/TWD	03/21/2012	RBS	TWD	(555,000)	(18,358)	(65)
USD/ZAR	03/22/2012	RBS	ZAR	(3,100)	(379)	(5)
USD/ZAR	03/22/2012	RBS	ZAR	(73,300)	(8,971)	(204)
ZAR/USD	03/22/2012	RBS	ZAR	6,100	747	8
ZAR/USD	03/22/2012	RBS	ZAR	13,500	1,652	8
ZAR/USD	03/22/2012	RBS	ZAR	1,300	159	—

					$(69,817)	$2,198

JNL/BlackRock Global Allocation Fund
AUD/USD	01/13/2012	DUB	AUD	286	$293	$7
CAD/USD	01/12/2012	CSI	CAD	980	962	11
CAD/USD	01/12/2012	DUB	CAD	240	235	3
CHF/EUR	01/06/2012	UBS	EUR	(1,469)	(1,901)	16
CHF/EUR	01/06/2012	CSI	EUR	(47)	(61)	1
CNH/USD	04/11/2012	UBS	CNH	886	139	1
CNH/USD	04/11/2012	UBS	CNH	1,769	277	(1)
CNH/USD	04/11/2012	UBS	CNH	2,367	371	—
CNY/USD	03/12/2012	CSI	CNY	4,749	754	13
CNY/USD	03/12/2012	CSI	CNY	1,051	167	1
EUR/CHF	01/13/2012	UBS	CHF	(64)	(68)	(2)
EUR/USD	01/19/2012	UBS	EUR	781	1,011	(11)
JPY/USD	01/27/2012	DUB	JPY	32,080	417	4
JPY/USD	01/27/2012	UBS	JPY	222,319	2,889	30
JPY/USD	05/14/2012	CSI	JPY	40,000	521	5
KRW/USD	01/27/2012	DUB	KRW	214,809	186	1
NOK/USD	01/06/2012	DUB	NOK	7,735	1,293	(47)
NOK/USD	01/06/2012	UBS	NOK	3,201	535	(20)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/BlackRock Global Allocation Fund (continued)
SGD/USD	01/19/2012	HSB	SGD	56	$43	$—
SGD/USD	01/19/2012	HSB	SGD	1,319	1,017	2
SGD/USD	03/12/2012	JPM	SGD	469	362	(26)
TWD/USD	02/03/2012	HSB	TWD	7,952	263	(1)
USD/AUD	01/13/2012	DUB	AUD	(286)	(293)	(1)
USD/AUD	04/16/2012	CSI	AUD	(821)	(830)	8
USD/AUD	05/15/2012	GSC	AUD	(19)	(19)	1
USD/AUD	11/15/2012	GSC	AUD	(413)	(411)	7
USD/AUD	11/15/2012	GSC	AUD	(404)	(401)	9
USD/GBP	01/12/2012	JPM	GBP	(607)	(943)	13
USD/GBP	01/27/2012	JPM	GBP	(246)	(381)	—
USD/JPY	03/09/2012	UBS	JPY	(120,000)	(1,561)	4
USD/JPY	05/14/2012	CSI	JPY	(130,000)	(1,694)	6
USD/MXN	02/09/2012	CGM	MXN	(6,042)	(431)	53
USD/MYR	03/01/2012	HSB	MYR	(2,607)	(820)	21

					$1,921	$108

JNL/Capital Guardian Global Balanced Fund
CAD/USD	01/06/2012	CSI	CAD	361	$355	$4
CHF/USD	01/17/2012	BNY	CHF	306	326	(1)
EUR/USD	01/06/2012	BOA	EUR	92	119	(1)
EUR/USD	01/06/2012	BOA	EUR	1,495	1,935	(22)
EUR/USD	01/06/2012	BOA	EUR	62	81	(1)
EUR/USD	01/13/2012	BNY	EUR	131	170	(1)
HUF/USD	01/06/2012	BOA	HUF	28,815	118	(7)
JPY/EUR	01/23/2012	BNY	EUR	(2,300)	(2,977)	54
JPY/USD	01/06/2012	BOA	JPY	81,657	1,061	11
JPY/USD	01/19/2012	BOA	JPY	582,758	7,573	73
JPY/USD	01/23/2012	BOA	JPY	77,900	1,012	12
KRW/USD	01/06/2012	BOA	KRW	74,815	65	1
PLN/USD	01/05/2012	BOA	PLN	1,374	398	(4)
USD/AUD	01/06/2012	RBS	AUD	(1,575)	(1,611)	(50)
USD/BRL	01/20/2012	RBS	BRL	(1,240)	(662)	2
USD/CAD	01/06/2012	CSI	CAD	(361)	(355)	(6)
USD/CHF	01/17/2012	BNY	CHF	(306)	(326)	(1)
USD/COP	01/20/2012	RBS	COP	(949,200)	(491)	(4)
USD/EUR	01/06/2012	BOA	EUR	(154)	(200)	8
USD/EUR	01/06/2012	BOA	EUR	(1,495)	(1,935)	54
USD/EUR	01/06/2012	BOA	EUR	(6,175)	(7,992)	280
USD/EUR	01/13/2012	BNY	EUR	(131)	(170)	4
USD/HUF	01/06/2012	BOA	HUF	(28,815)	(118)	11
USD/IDR	01/20/2012	JPM	IDR	(2,891,575)	(318)	(2)
USD/JPY	01/06/2012	BNY	JPY	(20,334)	(264)	(3)
USD/JPY	01/06/2012	BNY	JPY	(26,578)	(345)	(3)
USD/KRW	01/06/2012	BOA	KRW	(74,815)	(65)	—
USD/KRW	01/20/2012	UBS	KRW	(202,375)	(176)	(1)
USD/MYR	01/20/2012	CSI	MYR	(1,390)	(438)	(2)
USD/PLN	01/05/2012	BOA	PLN	(1,374)	(398)	15
USD/SEK	01/05/2012	RBS	SEK	(13,375)	(1,943)	(13)
USD/TRY	01/23/2012	CIT	TRY	(219)	(115)	(1)
USD/TRY	01/23/2012	RBS	TRY	(106)	(56)	(1)
USD/ZAR	01/06/2012	BOA	ZAR	(631)	(78)	(3)
ZAR/USD	01/06/2012	BOA	ZAR	631	78	2

					$(7,742)	$404

JNL/Franklin Templeton Global Multisector Bond Fund
AUD/USD	12/17/2012	MSC	AUD	12,189	$12,075	$375
CLP/USD	12/17/2012	BCL	CLP	7,506,474	14,023	4
EUR/USD	12/17/2012	DUB	EUR	4,800	6,248	(25)
IDR/USD	12/17/2012	JPM	IDR	113,042,300	12,014	324
INR/USD	12/17/2012	JPM	INR	527,153	9,461	111

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)
KRW/USD	12/17/2012	JPM	KRW	8,201,200	$7,032	$32
NOK/EUR	12/17/2012	DUB	EUR	(8,900)	(11,584)	18
PLN/EUR	12/17/2012	DUB	EUR	(8,000)	(10,413)	183
SEK/EUR	12/17/2012	DUB	EUR	(21,400)	(27,854)	595
SGD/USD	06/18/2012	JPM	SGD	21,320	16,454	103
USD/EUR	12/17/2012	DUB	EUR	(49,840)	(64,872)	102
USD/EUR	12/20/2012	DUB	EUR	(815)	(1,061)	6
USD/JPY	09/18/2012	BCL	JPY	(906,703)	(11,854)	(154)

					$(50,331)	$1,674

JNL/Franklin Templeton Mutual Shares Fund
AUD/USD	02/23/2012	BCL	AUD	2,576	$2,619	$43
CHF/USD	02/10/2012	DUB	CHF	150	160	(40)
CHF/USD	02/10/2012	DUB	CHF	457	487	(142)
CHF/USD	02/10/2012	SSB	CHF	120	128	(34)
CHF/USD	02/10/2012	DUB	CHF	60	64	(16)
CHF/USD	02/10/2012	DUB	CHF	158	169	(10)
CHF/USD	02/10/2012	BOA	CHF	158	169	(10)
CHF/USD	02/10/2012	DUB	CHF	101	108	(6)
CHF/USD	02/10/2012	BCL	CHF	503	536	(21)
CHF/USD	02/10/2012	BCL	CHF	331	352	(18)
CHF/USD	02/10/2012	SSB	CHF	78	83	(4)
CHF/USD	02/10/2012	BCL	CHF	321	342	(18)
CHF/USD	02/10/2012	BOA	CHF	252	269	(11)
CHF/USD	02/10/2012	BCL	CHF	164	174	(5)
CHF/USD	02/10/2012	DUB	CHF	50	53	(2)
CHF/USD	02/10/2012	BOA	CHF	416	443	(16)
CHF/USD	02/10/2012	DUB	CHF	165	175	(6)
CHF/USD	02/10/2012	BOA	CHF	179	191	(5)
CHF/USD	02/10/2012	DUB	CHF	340	362	(10)
CHF/USD	02/10/2012	DUB	CHF	360	383	(8)
CHF/USD	02/10/2012	DUB	CHF	510	543	(14)
CHF/USD	02/10/2012	BOA	CHF	279	297	(7)
CHF/USD	02/10/2012	SSB	CHF	102	108	(2)
CHF/USD	02/10/2012	SSB	CHF	169	180	(5)
CHF/USD	02/10/2012	SSB	CHF	61	64	—
EUR/USD	03/15/2012	DUB	EUR	396	513	(27)
EUR/USD	03/15/2012	BOA	EUR	255	331	(17)
EUR/USD	03/15/2012	SSB	EUR	242	313	(13)
EUR/USD	03/15/2012	DUB	EUR	1,031	1,336	(52)
EUR/USD	03/15/2012	DUB	EUR	568	736	(17)
EUR/USD	03/15/2012	BOA	EUR	1,486	1,925	(122)
EUR/USD	03/15/2012	HSB	EUR	309	400	(18)
EUR/USD	03/15/2012	BCL	EUR	309	400	(19)
EUR/USD	03/15/2012	BCL	EUR	990	1,282	(55)
EUR/USD	03/15/2012	DUB	EUR	985	1,276	(5)
EUR/USD	03/15/2012	SSB	EUR	595	770	1
GBP/USD	02/21/2012	BCL	GBP	593	921	(6)
JPY/USD	01/20/2012	BOA	JPY	5,388	70	—
JPY/USD	01/20/2012	DUB	JPY	2,284	30	—
JPY/USD	01/20/2012	BOA	JPY	2,418	31	—
USD/AUD	02/23/2012	BOA	AUD	(2,355)	(2,395)	14
USD/AUD	02/23/2012	DUB	AUD	(63)	(64)	(3)
USD/AUD	02/23/2012	BCL	AUD	(157)	(160)	(8)
USD/CHF	02/10/2012	DUB	CHF	(43)	(46)	1
USD/CHF	02/10/2012	DUB	CHF	(32)	(34)	1
USD/CHF	02/10/2012	BCL	CHF	(71)	(76)	3
USD/CHF	02/10/2012	BCL	CHF	(134)	(143)	8
USD/CHF	02/10/2012	BOA	CHF	(159)	(169)	16
USD/CHF	02/10/2012	DUB	CHF	(43)	(46)	1
USD/CHF	02/10/2012	BOA	CHF	(43)	(45)	1

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/CHF	02/10/2012	SSB	CHF	(179)	$(191)	$1
USD/CHF	02/10/2012	BOA	CHF	(86)	(92)	1
USD/CHF	02/10/2012	DUB	CHF	(3,505)	(3,735)	880
USD/CHF	02/10/2012	BCL	CHF	(3,395)	(3,616)	861
USD/CHF	02/10/2012	DUB	CHF	(423)	(451)	90
USD/CHF	02/10/2012	DUB	CHF	(42)	(45)	8
USD/CHF	02/10/2012	BCL	CHF	(21)	(22)	4
USD/CHF	02/10/2012	BCL	CHF	(84)	(89)	16
USD/EUR	03/15/2012	DUB	EUR	(1,830)	(2,370)	89
USD/EUR	03/15/2012	DUB	EUR	(234)	(303)	19
USD/EUR	03/15/2012	DUB	EUR	(1,316)	(1,704)	111
USD/EUR	03/15/2012	HSB	EUR	(551)	(714)	49
USD/EUR	03/15/2012	DUB	EUR	(810)	(1,049)	101
USD/EUR	03/15/2012	HSB	EUR	(141)	(183)	8
USD/EUR	03/15/2012	DUB	EUR	(975)	(1,262)	48
USD/EUR	03/15/2012	SSB	EUR	(975)	(1,262)	49
USD/EUR	03/15/2012	BCL	EUR	(141)	(183)	8
USD/EUR	03/15/2012	BOA	EUR	(102)	(132)	5
USD/EUR	03/15/2012	BCL	EUR	(204)	(264)	10
USD/EUR	03/15/2012	DUB	EUR	(323)	(418)	15
USD/EUR	03/15/2012	BOA	EUR	(161)	(209)	7
USD/EUR	03/15/2012	BCL	EUR	(81)	(105)	4
USD/EUR	03/15/2012	SSB	EUR	(260)	(337)	3
USD/EUR	03/15/2012	DUB	EUR	(55)	(71)	1
USD/EUR	03/15/2012	SSB	EUR	(260)	(337)	3
USD/EUR	03/15/2012	BOA	EUR	(65)	(84)	1
USD/EUR	03/15/2012	BOA	EUR	(24,986)	(32,358)	1,823
USD/EUR	03/15/2012	DUB	EUR	(440)	(570)	40
USD/EUR	03/15/2012	BCL	EUR	(440)	(570)	40
USD/EUR	03/15/2012	BCL	EUR	(237)	(307)	16
USD/GBP	02/21/2012	BOA	GBP	(29,370)	(45,591)	726
USD/GBP	02/21/2012	DUB	GBP	(1,097)	(1,703)	18
USD/GBP	02/21/2012	SSB	GBP	(517)	(802)	(1)
USD/GBP	02/21/2012	BOA	GBP	(214)	(332)	2
USD/JPY	01/20/2012	DUB	JPY	(79,897)	(1,038)	4
USD/JPY	01/20/2012	HSB	JPY	(3,400)	(44)	—
USD/NOK	06/19/2012	DUB	NOK	(2,594)	(431)	(1)
USD/NOK	06/19/2012	SSB	NOK	(150)	(25)	—

					$(87,384)	$4,376

JNL/Goldman Sachs Core Plus Bond Fund
CAD/EUR	03/21/2012	DUB	EUR	(1,066)	$(1,381)	$39
CAD/EUR	03/21/2012	ABN	EUR	(943)	(1,221)	29
CAD/EUR	03/21/2012	SSB	EUR	(1,872)	(2,425)	50
CAD/USD	03/21/2012	ABN	CAD	612	600	5
CAD/USD	03/21/2012	ABN	CAD	2,529	2,478	13
CAD/USD	03/21/2012	ABN	CAD	1,259	1,234	—
CHF/EUR	03/21/2012	CIT	EUR	(756)	(979)	5
EUR/CAD	03/21/2012	UBS	CAD	(1,429)	(1,400)	(40)
EUR/CAD	03/21/2012	ABN	CAD	(1,260)	(1,235)	(5)
EUR/CHF	03/21/2012	DUB	CHF	(1,159)	(1,235)	(13)
EUR/CHF	03/21/2012	CSI	CHF	(1,151)	(1,227)	(8)
EUR/CHF	03/21/2012	JPM	CHF	(1,159)	(1,235)	(13)
EUR/CHF	03/21/2012	JPM	CHF	(923)	(985)	(6)
EUR/GBP	03/21/2012	BCL	GBP	(837)	(1,298)	(3)
EUR/JPY	03/21/2012	CIT	JPY	(95,096)	(1,237)	(24)
EUR/SEK	03/21/2012	JPM	SEK	(18,987)	(2,749)	(37)
EUR/SEK	03/21/2012	DUB	SEK	(8,511)	(1,232)	(7)
EUR/USD	01/20/2012	JPM	EUR	106	137	—
EUR/USD	01/20/2012	JPM	EUR	1,155	1,495	(3)
EUR/USD	03/21/2012	JPM	EUR	1,068	1,383	(33)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

EUR/USD	03/21/2012	UBS	EUR	1,072	$1,388	$(27)
EUR/USD	03/21/2012	JPM	EUR	974	1,261	(27)
EUR/USD	03/21/2012	JPM	EUR	1,081	1,400	(15)
EUR/USD	03/21/2012	DUB	EUR	946	1,225	(3)
EUR/USD	03/21/2012	UBS	EUR	942	1,220	(10)
EUR/USD	03/21/2012	CSI	EUR	942	1,220	(7)
EUR/USD	03/21/2012	JPM	EUR	941	1,219	(9)
EUR/USD	03/21/2012	JPM	EUR	935	1,211	(22)
GBP/USD	01/31/2012	JPM	GBP	2,381	3,697	3
JPY/EUR	03/21/2012	CIT	EUR	(937)	(1,214)	32
JPY/USD	03/21/2012	HSB	JPY	230,474	2,999	30
NZD/USD	03/21/2012	WBC	NZD	703	544	21
NZD/USD	03/21/2012	WBC	NZD	2,226	1,724	20
NZD/USD	03/21/2012	DUB	NZD	1,402	1,086	4
SEK/NOK	03/21/2012	BCL	NOK	(8,252)	(1,376)	31
USD/AUD	03/21/2012	WBC	AUD	(4,961)	(5,030)	(155)
USD/BRL	01/18/2012	RBC	BRL	(9,229)	(4,930)	66
USD/CAD	01/13/2012	JPM	CAD	(620)	(609)	6
USD/CHF	03/21/2012	UBS	CHF	(576)	(614)	8
USD/CHF	03/21/2012	CIT	CHF	(1,802)	(1,921)	3
USD/EUR	03/21/2012	BCL	EUR	(1,062)	(1,375)	39
USD/EUR	03/21/2012	JPM	EUR	(3,340)	(4,326)	23
USD/EUR	03/21/2012	DUB	EUR	(1,260)	(1,632)	12
USD/EUR	03/21/2012	JPM	EUR	(942)	(1,220)	8
USD/EUR	03/21/2012	JPM	EUR	(2,525)	(3,271)	17
USD/EUR	03/21/2012	JPM	EUR	(941)	(1,219)	13
USD/EUR	03/21/2012	HSB	EUR	(941)	(1,219)	8
USD/EUR	03/21/2012	JPM	EUR	(1,886)	(2,443)	26
USD/EUR	03/21/2012	RBS	EUR	(1,886)	(2,443)	24
USD/GBP	03/21/2012	JPM	GBP	(3,592)	(5,574)	22
USD/MXN	01/30/2012	DUB	MXN	(36,907)	(2,639)	(65)
USD/NOK	03/21/2012	CIT	NOK	(12,158)	(2,027)	(3)
USD/NZD	03/21/2012	JPM	NZD	(7,262)	(5,623)	(76)
USD/SEK	03/21/2012	HSB	SEK	(33,961)	(4,917)	59
USD/SEK	03/21/2012	HSB	SEK	(25,773)	(3,732)	(55)
USD/SEK	03/21/2012	HSB	SEK	(7,470)	(1,082)	4
USD/ZAR	02/09/2012	BCL	ZAR	(83,948)	(10,335)	(236)

					$(63,089)	$(282)

JNL/Goldman Sachs Emerging Markets Debt Fund

BGN/EUR	11/23/2012	DUB	EUR	(2,069)	$(2,692)	$(83)
BGN/EUR	11/23/2012	DUB	EUR	(3,103)	(4,036)	(125)
BGN/EUR	11/23/2012	DUB	EUR	(5,762)	(7,496)	(231)
BRL/USD	01/18/2012	RBC	BRL	3,912	2,090	(57)
BRL/USD	01/18/2012	MSC	BRL	16,735	8,940	(446)
BRL/USD	01/18/2012	HSB	BRL	2,034	1,086	10
BRL/USD	01/18/2012	BCL	BRL	5,478	2,926	79
BRL/USD	01/18/2012	BCL	BRL	3,603	1,925	(20)
BRL/USD	01/18/2012	HSB	BRL	3,630	1,939	(6)
BRL/USD	01/18/2012	HSB	BRL	3,632	1,940	4
CLP/USD	01/03/2012	DUB	CLP	601,979	1,159	(2)
CLP/USD	01/03/2012	MSC	CLP	1,010,070	1,944	9
CLP/USD	01/23/2012	JPM	CLP	1,046,177	2,008	12
CNY/USD	01/18/2012	HSB	CNY	58,318	9,262	117
CNY/USD	03/01/2012	HSB	CNY	166,204	26,380	109
CNY/USD	03/01/2012	BCL	CNY	68,685	10,902	41
CNY/USD	03/01/2012	JPM	CNY	121,472	19,280	72
CNY/USD	05/09/2012	CIT	CNY	151,250	23,987	214
CNY/USD	05/09/2012	MSC	CNY	149,000	23,631	220
CNY/USD	05/09/2012	HSB	CNY	149,000	23,631	256
COP/USD	01/03/2012	HSB	COP	3,758,738	1,939	4

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

COP/USD	01/03/2012	RBS	COP	3,769,380	$1,944	$9
COP/USD	01/18/2012	UBS	COP	3,259,716	1,685	3
COP/USD	01/18/2012	HSB	COP	3,704,228	1,915	(3)
CZK/EUR	03/21/2012	BCL	EUR	(1,487)	(1,926)	(7)
EUR/BGN	11/23/2012	DUB	BGN	(6,080)	(3,912)	122
EUR/BGN	11/23/2012	DUB	BGN	(11,290)	(7,265)	221
EUR/BGN	11/23/2012	DUB	BGN	(4,054)	(2,609)	81
EUR/CZK	03/21/2012	HSB	CZK	(38,074)	(1,929)	24
EUR/HUF	03/21/2012	HSB	HUF	(635,778)	(2,590)	117
EUR/HUF	03/21/2012	BCL	HUF	(640,899)	(2,611)	96
EUR/HUF	03/21/2012	UBS	HUF	(461,142)	(1,879)	59
EUR/HUF	03/21/2012	DUB	HUF	(476,047)	(1,939)	22
EUR/PLN	03/21/2012	JPM	PLN	(9,434)	(2,714)	(8)
EUR/PLN	03/21/2012	MSC	PLN	(9,466)	(2,723)	(18)
EUR/PLN	03/21/2012	RBS	PLN	(6,866)	(1,975)	(38)
EUR/PLN	03/21/2012	UBS	PLN	(6,948)	(1,999)	7
EUR/PLN	03/21/2012	HSB	PLN	(6,741)	(1,939)	29
EUR/USD	03/21/2012	CSI	EUR	1,510	1,956	(11)
EUR/USD	03/21/2012	BCL	EUR	1,623	2,102	(12)
EUR/USD	03/21/2012	BCL	EUR	1,509	1,954	(15)
EUR/USD	03/21/2012	MSC	EUR	1,514	1,961	—
HUF/EUR	03/21/2012	HSB	EUR	(596)	(771)	(26)
HUF/USD	03/21/2012	MSC	HUF	267,402	1,089	(90)
HUF/USD	03/21/2012	BCL	HUF	4,286,454	17,462	(1,409)
HUF/USD	03/21/2012	HSB	HUF	1,100,481	4,483	(62)
INR/USD	01/17/2012	RBC	INR	106,533	2,000	18
INR/USD	01/18/2012	BCL	INR	985,267	18,496	(1,379)
INR/USD	01/18/2012	CGM	INR	181,354	3,404	(234)
KRW/USD	01/18/2012	CSI	KRW	24,419,515	21,175	370
KRW/USD	01/18/2012	CGM	KRW	4,435,140	3,846	(14)
MXN/USD	03/21/2012	JPM	MXN	706,970	50,350	(656)
MXN/USD	03/21/2012	HSB	MXN	27,424	1,953	(14)
MXN/USD	03/21/2012	HSB	MXN	49,195	3,504	(39)
MXN/USD	03/21/2012	HSB	MXN	27,335	1,947	(22)
MXN/USD	03/21/2012	CSI	MXN	27,298	1,944	(25)
MYR/USD	01/18/2012	BCL	MYR	6,269	1,976	(16)
MYR/USD	01/18/2012	RGC	MYR	96,984	30,563	(380)
MYR/USD	01/18/2012	CGM	MYR	17,538	5,527	(77)
MYR/USD	01/18/2012	RBS	MYR	7,524	2,371	(8)
MYR/USD	01/18/2012	JPM	MYR	28,787	9,072	35
MYR/USD	01/18/2012	DUB	MYR	45,920	14,471	66
PLN/EUR	03/21/2012	HSB	EUR	(602)	(780)	6
PLN/EUR	03/21/2012	HSB	EUR	(1,503)	(1,947)	46
PLN/EUR	03/21/2012	BCL	EUR	(1,506)	(1,951)	48
PLN/USD	03/21/2012	BOA	PLN	210,329	60,506	41
RUB/USD	01/10/2012	UBS	RUB	59,869	1,857	(73)
RUB/USD	01/10/2012	UBS	RUB	60,584	1,880	(7)
RUB/USD	01/10/2012	UBS	RUB	17,433	541	(9)
RUB/USD	01/12/2012	UBS	RUB	62,629	1,942	(24)
RUB/USD	01/18/2012	CGM	RUB	905,746	28,068	708
RUB/USD	01/18/2012	CIT	RUB	129,022	3,998	14
RUB/USD	01/18/2012	RBC	RUB	51,128	1,584	(60)
RUB/USD	01/18/2012	MSC	RUB	91,055	2,822	(120)
RUB/USD	01/18/2012	BCL	RUB	52,177	1,617	(4)
RUB/USD	01/23/2012	MSC	RUB	50,284	1,557	(9)
RUB/USD	01/23/2012	CGM	RUB	62,393	1,932	(35)
RUB/USD	01/31/2012	UBS	RUB	38,079	1,178	(6)
SGD/USD	03/21/2012	BCL	SGD	23,408	18,047	7
TRY/USD	03/21/2012	BCL	TRY	5,978	3,101	(16)
TRY/USD	03/21/2012	HSB	TRY	17,566	9,112	11
TRY/USD	03/21/2012	RBS	TRY	32,642	16,933	(71)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

TRY/USD	03/21/2012	MSC	TRY	3,774	$1,958	$(7)
TRY/USD	03/21/2012	JPM	TRY	3,787	1,964	13
TRY/USD	03/21/2012	HSB	TRY	3,796	1,969	12
TRY/USD	03/21/2012	JPM	TRY	3,769	1,955	(12)
TRY/USD	03/21/2012	HSB	TRY	5,035	2,612	26
TWD/USD	01/18/2012	DUB	TWD	694,801	22,954	174
TWD/USD	01/18/2012	DUB	TWD	57,996	1,916	1
TWD/USD	01/30/2012	HSB	TWD	118,846	3,927	(7)
USD/BRL	01/18/2012	RBC	BRL	(12,535)	(6,696)	90
USD/BRL	01/18/2012	HSB	BRL	(3,688)	(1,970)	102
USD/BRL	01/18/2012	HSB	BRL	(3,710)	(1,982)	(17)
USD/BRL	01/18/2012	CGM	BRL	(3,711)	(1,982)	(17)
USD/BRL	01/18/2012	HSB	BRL	(796)	(425)	(1)
USD/CLP	01/03/2012	CGM	CLP	(1,612,049)	(3,103)	3
USD/CNY	01/18/2012	CGM	CNY	(54,453)	(8,648)	(119)
USD/CNY	03/01/2012	MSC	CNY	(52,938)	(8,402)	(96)
USD/CNY	03/01/2012	DUB	CNY	(56,121)	(8,908)	(95)
USD/CNY	03/01/2012	CGM	CNY	(54,883)	(8,711)	(104)
USD/CNY	03/01/2012	BCL	CNY	(54,891)	(8,712)	(105)
USD/CNY	05/09/2012	BCL	CNY	(268,010)	(42,505)	(594)
USD/CNY	05/09/2012	RBS	CNY	(181,240)	(28,744)	(363)
USD/COP	01/03/2012	DUB	COP	(3,823,890)	(1,973)	(8)
USD/COP	01/03/2012	HSB	COP	(3,704,228)	(1,911)	8
USD/COP	01/18/2012	RBC	COP	(3,049,139)	(1,577)	24
USD/COP	01/18/2012	HSB	COP	(2,585,952)	(1,337)	(25)
USD/COP	01/18/2012	BCL	COP	(1,817,904)	(940)	(1)
USD/CZK	03/21/2012	DUB	CZK	(120,801)	(6,120)	268
USD/EUR	03/21/2012	BCL	EUR	(1,489)	(1,928)	55
USD/EUR	03/21/2012	CGM	EUR	(1,508)	(1,953)	14
USD/EUR	03/21/2012	CIT	EUR	(20,329)	(26,330)	141
USD/EUR	03/21/2012	HSB	EUR	(1,508)	(1,953)	13
USD/EUR	03/21/2012	HSB	EUR	(2,976)	(3,854)	61
USD/IDR	01/18/2012	HSB	IDR	(17,489,685)	(1,926)	(3)
USD/IDR	01/18/2012	HSB	IDR	(48,016,699)	(5,288)	2
USD/IDR	01/18/2012	BCL	IDR	(20,981,920)	(2,311)	(39)
USD/INR	01/17/2012	BCL	INR	(107,250)	(2,014)	(49)
USD/INR	01/18/2012	BCL	INR	(404,961)	(7,602)	439
USD/INR	01/18/2012	BCL	INR	(100,895)	(1,894)	89
USD/INR	01/18/2012	HSB	INR	(101,034)	(1,897)	86
USD/INR	01/18/2012	BCL	INR	(212,583)	(3,991)	197
USD/INR	01/18/2012	DUB	INR	(347,149)	(6,517)	309
USD/KRW	01/18/2012	RBC	KRW	(2,289,550)	(1,985)	20
USD/KRW	01/18/2012	BCL	KRW	(2,303,968)	(1,998)	24
USD/KRW	01/18/2012	MSC	KRW	(4,578,557)	(3,970)	41
USD/KRW	01/18/2012	JPM	KRW	(2,890,711)	(2,507)	28
USD/KRW	01/18/2012	CGM	KRW	(3,383,306)	(2,934)	(5)
USD/MXN	03/21/2012	DUB	MXN	(55,069)	(3,922)	43
USD/MYR	01/18/2012	MSC	MYR	(6,455)	(2,034)	21
USD/MYR	01/18/2012	MSC	MYR	(12,816)	(4,039)	2
USD/MYR	01/18/2012	HSB	MYR	(21,865)	(6,890)	2
USD/MYR	01/18/2012	BCL	MYR	(6,164)	(1,942)	(18)
USD/MYR	01/18/2012	DUB	MYR	(4,887)	(1,540)	(8)
USD/PHP	01/18/2012	BCL	PHP	(82,650)	(1,883)	17
USD/RUB	01/10/2012	BCL	RUB	(52,177)	(1,619)	4
USD/RUB	01/10/2012	BCL	RUB	(85,708)	(2,659)	10
USD/RUB	01/12/2012	BCL	RUB	(63,615)	(1,973)	30
USD/RUB	01/18/2012	RBC	RUB	(92,453)	(2,865)	46
USD/RUB	01/18/2012	BCL	RUB	(126,917)	(3,933)	25
USD/RUB	01/18/2012	BCL	RUB	(193,388)	(5,993)	264
USD/RUB	01/18/2012	BCL	RUB	(44,590)	(1,382)	31
USD/RUB	01/18/2012	MSC	RUB	(58,090)	(1,800)	38

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/RUB	01/18/2012	BCL	RUB	(179,963)	$(5,577)	$(14)
USD/RUB	01/31/2012	UBS	RUB	(38,357)	(1,186)	(3)
USD/TRY	03/21/2012	BCL	TRY	(105,667)	(54,813)	1,333
USD/TRY	03/21/2012	HSB	TRY	(11,961)	(6,205)	168
USD/TRY	03/21/2012	HSB	TRY	(1,358)	(704)	10
USD/TRY	03/21/2012	RBS	TRY	(3,794)	(1,968)	14
USD/TRY	03/21/2012	RBC	TRY	(3,784)	(1,963)	2
USD/TRY	03/21/2012	HSB	TRY	(1,927)	(999)	(13)
USD/TRY	03/21/2012	BCL	TRY	(1,871)	(971)	16
USD/TWD	01/18/2012	CGM	TWD	(123,949)	(4,095)	14
USD/TWD	01/18/2012	CGM	TWD	(123,558)	(4,082)	27
USD/TWD	01/18/2012	BCL	TWD	(207,110)	(6,842)	48
USD/TWD	01/18/2012	HSB	TWD	(60,691)	(2,005)	—
USD/TWD	01/18/2012	DUB	TWD	(33,493)	(1,106)	2
USD/TWD	01/18/2012	DUB	TWD	(124,482)	(4,112)	(3)
USD/TWD	01/18/2012	DUB	TWD	(57,547)	(1,901)	2
USD/ZAR	03/22/2012	HSB	ZAR	(71,507)	(8,751)	(199)
USD/ZAR	03/22/2012	BCL	ZAR	(16,238)	(1,987)	(18)
ZAR/USD	03/22/2012	MSC	ZAR	16,021	1,961	65
ZAR/USD	03/22/2012	MSC	ZAR	56,835	6,956	45
ZAR/USD	03/22/2012	HSB	ZAR	16,336	1,999	30

					$142,043	$(54)

JNL/Ivy Asset Strategy Fund

CNY/USD	06/25/2012	DUB	CNY	122,000	$19,336	$216
CNY/USD	06/28/2012	CIT	CNY	1,610	255	7
CNY/USD	06/28/2012	CIT	CNY	4,600	729	20
CNY/USD	06/28/2012	CIT	CNY	1,900	301	9
CNY/USD	06/28/2012	CIT	CNY	4,490	712	21
CNY/USD	06/28/2012	CIT	CNY	184,000	29,162	254
EUR/USD	03/13/2012	DUB	EUR	6,100	7,900	(251)
EUR/USD	03/13/2012	DUB	EUR	6,100	7,900	(241)
EUR/USD	03/13/2012	DUB	EUR	8,000	10,360	(60)
JPY/USD	04/12/2012	DUB	JPY	3,468,000	45,145	1,107
JPY/USD	07/11/2012	CIT	JPY	939,800	12,263	310
USD/CNY	06/25/2012	DUB	CNY	(122,000)	(19,336)	(233)
USD/CNY	06/28/2012	CIT	CNY	(16,700)	(2,647)	(30)
USD/CNY	06/28/2012	CIT	CNY	(179,900)	(28,512)	(341)
USD/EUR	03/13/2012	DUB	EUR	(27,400)	(35,484)	1,929
USD/EUR	03/13/2012	DUB	EUR	(4,700)	(6,087)	312
USD/EUR	03/13/2012	DUB	EUR	(5,300)	(6,864)	367
USD/EUR	03/13/2012	DUB	EUR	(3,600)	(4,662)	278
USD/EUR	03/14/2012	MSC	EUR	(14,800)	(19,167)	959
USD/EUR	06/15/2012	GSC	EUR	(12,000)	(15,562)	806
USD/EUR	06/15/2012	GSC	EUR	(19,700)	(25,548)	1,359
USD/EUR	06/15/2012	GSC	EUR	(17,200)	(22,306)	1,241
USD/JPY	04/12/2012	DUB	JPY	(3,468,000)	(45,145)	(4,165)
USD/JPY	07/11/2012	CIT	JPY	(939,800)	(12,263)	(642)

					$(109,520)	$3,232

JNL/JPMorgan International Value Fund

AUD/JPY	02/29/2012	WBC	JPY	(240,481)	$(3,127)	$(30)
AUD/JPY	02/29/2012	UBS	JPY	(89,825)	(1,168)	(6)
AUD/USD	02/29/2012	WBC	AUD	45,381	46,116	1,749
CHF/USD	02/29/2012	WBC	CHF	12,107	12,903	(401)
EUR/AUD	02/29/2012	BCL	AUD	(1,869)	(1,899)	(63)
EUR/AUD	02/29/2012	CSI	AUD	(1,150)	(1,169)	(34)
EUR/GBP	02/29/2012	UBS	GBP	(742)	(1,152)	(1)
EUR/USD	02/29/2012	WBC	EUR	1,206	1,561	(77)
EUR/USD	02/29/2012	BNP	EUR	3,092	4,004	(141)
EUR/USD	02/29/2012	RBS	EUR	2,708	3,507	(95)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)

EUR/USD	02/29/2012	BCL	EUR	898	$1,163	$(1)
GBP/AUD	02/29/2012	UBS	AUD	(1,640)	(1,666)	(43)
GBP/EUR	02/29/2012	CSI	EUR	(3,304)	(4,278)	131
GBP/JPY	02/29/2012	MSC	JPY	(253,703)	(3,299)	(67)
GBP/USD	02/29/2012	UBS	GBP	567	880	(4)
HKD/EUR	02/29/2012	BCL	EUR	(912)	(1,181)	13
HKD/USD	02/29/2012	SSB	HKD	50,963	6,563	17
JPY/USD	02/29/2012	WBC	JPY	137,974	1,794	11
JPY/USD	02/29/2012	UBS	JPY	156,928	2,041	11
NOK/USD	02/29/2012	DUB	NOK	6,644	1,109	(36)
SEK/USD	02/29/2012	WBC	SEK	14,185	2,055	39
SGD/AUD	02/29/2012	UBS	AUD	(1,209)	(1,229)	(38)
SGD/NZD	02/29/2012	UBS	NZD	(1,516)	(1,176)	(36)
SGD/USD	02/29/2012	DUB	SGD	10,117	7,799	18
USD/AUD	02/29/2012	WBC	AUD	(2,278)	(2,315)	(100)
USD/AUD	02/29/2012	WBC	AUD	(2,269)	(2,306)	(125)
USD/CAD	02/29/2012	WBC	CAD	(3,506)	(3,437)	(63)
USD/CHF	02/29/2012	MSC	CHF	(937)	(999)	20
USD/EUR	02/29/2012	SSB	EUR	(4,025)	(5,212)	245
USD/EUR	02/29/2012	UBS	EUR	(1,215)	(1,573)	47
USD/EUR	02/29/2012	SSB	EUR	(3,060)	(3,962)	32
USD/GBP	02/29/2012	SSB	GBP	(27,289)	(42,358)	295
USD/GBP	02/29/2012	BCL	GBP	(698)	(1,084)	(3)
USD/GBP	02/29/2012	CSI	GBP	(1,859)	(2,886)	29
USD/GBP	02/29/2012	RBS	GBP	(1,969)	(3,056)	31
USD/JPY	02/29/2012	HSB	JPY	(415,785)	(5,407)	16
USD/JPY	02/29/2012	BCL	JPY	(83,224)	(1,082)	(1)
USD/JPY	02/29/2012	BCL	JPY	(178,842)	(2,326)	(26)
USD/NZD	02/29/2012	DUB	NZD	(2,597)	(2,014)	(83)
USD/SEK	02/29/2012	DUB	SEK	(5,471)	(793)	9
USD/SEK	02/29/2012	BCL	SEK	(16,595)	(2,405)	(26)

					$(13,064)	$1,213

JNL/Mellon Capital Management International Index Fund

AUD/USD	03/21/2012	BOA	AUD	1,279	$1,297	$17
AUD/USD	03/21/2012	CCI	AUD	104	106	3
AUD/USD	03/21/2012	CSI	AUD	103	104	3
AUD/USD	03/21/2012	CSI	AUD	103	105	3
AUD/USD	03/21/2012	JPM	AUD	202	205	4
AUD/USD	03/21/2012	CSI	AUD	101	102	2
AUD/USD	03/21/2012	CCI	AUD	103	105	1
AUD/USD	03/21/2012	CCI	AUD	310	314	1
AUD/USD	03/21/2012	CSI	AUD	102	103	2
EUR/USD	03/21/2012	JPM	EUR	614	796	(10)
EUR/USD	03/21/2012	CSI	EUR	45	58	(1)
EUR/USD	03/21/2012	CCI	EUR	68	88	(1)
EUR/USD	03/21/2012	CCI	EUR	707	916	(9)
EUR/USD	03/21/2012	CCI	EUR	320	415	(3)
EUR/USD	03/21/2012	CSI	EUR	496	642	2
EUR/USD	03/21/2012	BCL	EUR	3,140	4,066	(85)
EUR/USD	03/21/2012	CCI	EUR	157	204	(1)
EUR/USD	03/21/2012	CSI	EUR	154	200	(2)
EUR/USD	03/21/2012	CSI	EUR	133	173	(1)
EUR/USD	03/21/2012	CSI	EUR	307	398	(2)
GBP/USD	03/21/2012	CCI	GBP	1,960	3,042	2
GBP/USD	03/21/2012	CCI	GBP	109	169	1
GBP/USD	03/21/2012	CSI	GBP	53	83	—
GBP/USD	03/21/2012	CSI	GBP	161	250	—
GBP/USD	03/21/2012	CSI	GBP	161	250	—
GBP/USD	03/21/2012	JPM	GBP	426	661	(7)
GBP/USD	03/21/2012	CCI	GBP	54	84	(1)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management International Index Fund (continued)

GBP/USD	03/21/2012	CCI	GBP	712	$1,105	$(2)
GBP/USD	03/21/2012	CSI	GBP	329	510	3
JPY/USD	03/21/2012	JPM	JPY	214,659	2,793	25
JPY/USD	03/21/2012	CCI	JPY	29,580	385	5
JPY/USD	03/21/2012	CSI	JPY	7,365	96	1
JPY/USD	03/21/2012	CSI	JPY	14,460	188	2
JPY/USD	03/21/2012	CSI	JPY	21,645	282	3
JPY/USD	03/21/2012	JPM	JPY	42,930	559	6
JPY/USD	03/21/2012	CCI	JPY	28,780	374	5
JPY/USD	03/21/2012	CCI	JPY	43,410	565	6
JPY/USD	03/21/2012	CCI	JPY	28,960	377	3
JPY/USD	03/21/2012	CSI	JPY	14,400	187	2
USD/AUD	03/21/2012	CCI	AUD	(405)	(411)	(6)
USD/EUR	03/21/2012	CCI	EUR	(929)	(1,203)	23
USD/EUR	03/21/2012	CCI	EUR	(195)	(253)	3
USD/EUR	03/21/2012	CSI	EUR	(91)	(118)	—
USD/GBP	03/21/2012	CCI	GBP	(70)	(109)	—
USD/GBP	03/21/2012	CCI	GBP	(648)	(1,006)	3
USD/GBP	03/21/2012	CSI	GBP	(110)	(171)	—
USD/JPY	03/21/2012	CCI	JPY	(73,001)	(950)	(10)
USD/JPY	03/21/2012	CCI	JPY	(7,425)	(97)	(1)
USD/JPY	03/21/2012	CSI	JPY	(7,215)	(94)	—

					$17,945	$(11)

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	03/21/2012	DUB	AUD	2,999	$3,041	$51
AUD/USD	03/21/2012	HSB	AUD	4,934	5,003	85
AUD/USD	03/21/2012	HSB	AUD	34,650	35,135	673
AUD/USD	03/21/2012	UBS	AUD	1,742	1,766	30
AUD/USD	03/21/2012	BOA	AUD	17,771	18,019	237
AUD/USD	03/21/2012	DUB	AUD	10,070	10,211	125
CAD/USD	03/21/2012	DUB	CAD	16,593	16,260	74
CAD/USD	03/21/2012	HSB	CAD	13,806	13,529	76
CAD/USD	03/21/2012	UBS	CAD	32,933	32,271	359
CHF/USD	03/21/2012	HSB	CHF	4,461	4,757	13
CHF/USD	03/21/2012	BCL	CHF	9,044	9,644	(38)
CHF/USD	03/21/2012	HSB	CHF	6,773	7,222	(24)
GBP/USD	03/21/2012	DUB	GBP	2,816	4,370	(22)
GBP/USD	03/21/2012	HSB	GBP	4,632	7,189	(39)
GBP/USD	03/21/2012	UBS	GBP	1,635	2,537	(11)
GBP/USD	03/21/2012	UBS	GBP	20,226	31,387	(17)
GBP/USD	03/21/2012	BCL	GBP	5,056	7,847	1
GBP/USD	03/21/2012	BCL	GBP	7,525	11,677	78
GBP/USD	03/21/2012	HSB	GBP	12,542	19,462	108
GBP/USD	03/21/2012	DUB	GBP	5,017	7,785	33
GBP/USD	03/21/2012	BOA	GBP	2,465	3,825	2
GBP/USD	03/21/2012	DUB	GBP	2,588	4,016	1
GBP/USD	03/21/2012	HSB	GBP	2,526	3,921	(1)
GBP/USD	03/21/2012	UBS	GBP	1,294	2,008	—
GBP/USD	03/21/2012	DUB	GBP	3,451	5,355	3
JPY/USD	03/21/2012	RBS	JPY	1,378,253	17,932	171
JPY/USD	03/21/2012	BCL	JPY	1,516,078	19,725	141
JPY/USD	03/21/2012	UBS	JPY	2,067,379	26,898	177
JPY/USD	03/21/2012	DUB	JPY	92,560	1,204	12
JPY/USD	03/21/2012	HSB	JPY	152,276	1,981	20
JPY/USD	03/21/2012	UBS	JPY	53,745	699	7
JPY/USD	03/21/2012	UBS	JPY	1,929,554	25,105	279
NOK/USD	03/21/2012	HSB	NOK	33,362	5,563	(143)
NOK/USD	03/21/2012	UBS	NOK	11,775	1,963	(48)
NOK/USD	03/21/2012	DUB	NOK	20,279	3,381	(86)
NOK/USD	03/21/2012	DUB	NOK	27,914	4,654	(34)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
NOK/USD	03/21/2012	DUB	NOK	20,935	$3,491	$(24)
NOK/USD	03/21/2012	UBS	NOK	10,468	1,745	(15)
NOK/USD	03/21/2012	HSB	NOK	20,437	3,408	(22)
NOK/USD	03/21/2012	BOA	NOK	19,938	3,324	(13)
NZD/USD	03/21/2012	UBS	NZD	8,746	6,772	162
NZD/USD	03/21/2012	HSB	NZD	3,135	2,427	87
NZD/USD	03/21/2012	DUB	NZD	1,254	971	35
NZD/USD	03/21/2012	BCL	NZD	1,881	1,456	54
SEK/USD	03/21/2012	UBS	SEK	103,723	15,018	(172)
SEK/USD	03/21/2012	HSB	SEK	110,580	16,011	(255)
SEK/USD	03/21/2012	BOA	SEK	132,653	19,207	(74)
SEK/USD	03/21/2012	DUB	SEK	81,649	11,822	124
USD/CAD	03/21/2012	BCL	CAD	(1,607)	(1,575)	(17)
USD/CAD	03/21/2012	UBS	CAD	(6,427)	(6,298)	(73)
USD/CAD	03/21/2012	BCL	CAD	(2,705)	(2,650)	(58)
USD/CAD	03/21/2012	HSB	CAD	(4,508)	(4,417)	(95)
USD/CAD	03/21/2012	DUB	CAD	(1,803)	(1,767)	(36)
USD/CAD	03/21/2012	DUB	CAD	(10,446)	(10,236)	(63)
USD/CHF	03/21/2012	BCL	CHF	(6,084)	(6,488)	(88)
USD/CHF	03/21/2012	DUB	CHF	(4,056)	(4,325)	(55)
USD/CHF	03/21/2012	HSB	CHF	(10,141)	(10,814)	(128)
USD/EUR	03/21/2012	DUB	EUR	(35,631)	(46,147)	1,806
USD/EUR	03/21/2012	RBS	EUR	(15,098)	(19,554)	742
USD/EUR	03/21/2012	DUB	EUR	(19,347)	(25,058)	1,018
USD/EUR	03/21/2012	UBS	EUR	(30,699)	(39,760)	1,600
USD/EUR	03/21/2012	DUB	EUR	(4,148)	(5,373)	114
USD/EUR	03/21/2012	UBS	EUR	(2,409)	(3,120)	62
USD/EUR	03/21/2012	HSB	EUR	(6,825)	(8,839)	190
USD/EUR	03/21/2012	UBS	EUR	(9,306)	(12,053)	136
USD/EUR	03/21/2012	BCL	EUR	(6,125)	(7,933)	165
USD/EUR	03/21/2012	BCL	EUR	(2,327)	(3,013)	34
USD/EUR	03/21/2012	BCL	EUR	(2,178)	(2,820)	7
USD/EUR	03/21/2012	DUB	EUR	(1,452)	(1,880)	8
USD/EUR	03/21/2012	HSB	EUR	(3,630)	(4,701)	18
USD/GBP	03/21/2012	DUB	GBP	(6,064)	(9,410)	30
USD/GBP	03/21/2012	BOA	GBP	(3,351)	(5,200)	28
USD/GBP	03/21/2012	UBS	GBP	(3,191)	(4,953)	19
USD/GBP	03/21/2012	RBS	GBP	(3,351)	(5,200)	22
USD/GBP	03/21/2012	UBS	GBP	(6,667)	(10,346)	66
USD/GBP	03/21/2012	HSB	GBP	(7,420)	(11,515)	62
USD/GBP	03/21/2012	UBS	GBP	(8,136)	(12,625)	(13)
USD/JPY	03/21/2012	BOA	JPY	(66,290)	(862)	(10)
USD/JPY	03/21/2012	HSB	JPY	(67,947)	(884)	(10)
USD/JPY	03/21/2012	UBS	JPY	(34,802)	(453)	(5)
USD/JPY	03/21/2012	DUB	JPY	(92,805)	(1,207)	(14)
USD/JPY	03/21/2012	DUB	JPY	(69,604)	(906)	(11)
USD/NOK	03/21/2012	HSB	NOK	(44,308)	(7,388)	295
USD/NOK	03/21/2012	BCL	NOK	(88,079)	(14,686)	378
USD/NOK	03/21/2012	UBS	NOK	(40,692)	(6,785)	62
USD/NZD	03/21/2012	HSB	NZD	(3,929)	(3,042)	(65)
USD/NZD	03/21/2012	DUB	NZD	(2,388)	(1,849)	(39)
USD/NZD	03/21/2012	UBS	NZD	(1,387)	(1,074)	(23)
USD/NZD	03/21/2012	BOA	NZD	(2,462)	(1,906)	(46)
USD/NZD	03/21/2012	UBS	NZD	(1,293)	(1,001)	(26)
USD/NZD	03/21/2012	DUB	NZD	(3,447)	(2,669)	(74)
USD/NZD	03/21/2012	DUB	NZD	(2,585)	(2,002)	(51)
USD/NZD	03/21/2012	HSB	NZD	(2,524)	(1,954)	(46)
USD/SEK	03/21/2012	DUB	SEK	(10,595)	(1,534)	(28)
USD/SEK	03/21/2012	BCL	SEK	(15,893)	(2,301)	(45)
USD/SEK	03/21/2012	HSB	SEK	(26,488)	(3,835)	(75)
USD/SEK	03/21/2012	BOA	SEK	(30,701)	(4,445)	(14)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/SEK	03/21/2012	HSB	SEK	(31,468)	$(4,556)	$(3)
USD/SEK	03/21/2012	DUB	SEK	(32,236)	(4,667)	(7)
USD/SEK	03/21/2012	DUB	SEK	(42,981)	(6,223)	(33)
USD/SEK	03/21/2012	UBS	SEK	(16,118)	(2,334)	(4)

					$96,361	$7,787

JNL/PIMCO Real Return Fund
BRL/USD	01/04/2012	UBS	BRL	2,183	$1,170	$(48)
CAD/USD	02/09/2012	DUB	CAD	5,110	5,012	6
CNY/USD	02/13/2012	DUB	CNY	26,791	4,253	117
CNY/USD	06/01/2012	BCL	CNY	23,665	3,752	52
CNY/USD	06/01/2012	CIT	CNY	26,142	4,145	38
EUR/USD	02/17/2012	JPM	EUR	254	329	(17)
EUR/USD	02/17/2012	CIT	EUR	1,204	1,559	(83)
EUR/USD	02/17/2012	JPM	EUR	191	247	(10)
EUR/USD	02/17/2012	DUB	EUR	2,937	3,802	(167)
EUR/USD	02/17/2012	CIT	EUR	859	1,112	(50)
EUR/USD	02/17/2012	BCL	EUR	5,317	6,884	(38)
EUR/USD	02/17/2012	CIT	EUR	1,778	2,302	(13)
IDR/USD	01/31/2012	UBS	IDR	30,300,800	3,332	(54)
INR/USD	07/12/2012	JPM	INR	893,829	16,304	(2,926)
KRW/USD	02/27/2012	CIT	KRW	16,933,762	14,644	(486)
MXN/USD	03/15/2012	CIT	MXN	98,960	7,051	(201)
MYR/USD	04/23/2012	CIT	MYR	16,997	5,336	(155)
PHP/USD	03/15/2012	BCL	PHP	209,647	4,763	(141)
PHP/USD	03/15/2012	CIT	PHP	318,818	7,244	(108)
SGD/USD	02/10/2012	BCL	SGD	10,754	8,290	(83)
USD/AUD	02/23/2012	JPM	AUD	(63,414)	(64,482)	(2,171)
USD/AUD	02/23/2012	JPM	AUD	(8,398)	(8,540)	(252)
USD/AUD	02/23/2012	CIT	AUD	(6,454)	(6,563)	(205)
USD/AUD	02/23/2012	CIT	AUD	(6,721)	(6,834)	(214)
USD/AUD	02/23/2012	CIT	AUD	(3,941)	(4,007)	(69)
USD/AUD	02/23/2012	JPM	AUD	(49)	(50)	(1)
USD/BRL	01/04/2012	BCL	BRL	(2,183)	(1,170)	(32)
USD/BRL	03/02/2012	UBS	BRL	(2,183)	(1,155)	50
USD/BRL	03/02/2012	MSC	BRL	(469)	(248)	1
USD/BRL	03/02/2012	MSC	BRL	(948)	(502)	(2)
USD/EUR	02/17/2012	BCL	EUR	(32,680)	(42,310)	2,851
USD/EUR	02/17/2012	BCL	EUR	(67,397)	(87,258)	3,850
USD/EUR	02/17/2012	UBS	EUR	(51,431)	(66,587)	2,858
USD/GBP	03/12/2012	JPM	GBP	(19,669)	(30,526)	321
USD/IDR	01/31/2012	JPM	IDR	(862,614)	(95)	(1)
USD/IDR	01/31/2012	DUB	IDR	(29,438,617)	(3,237)	(43)
USD/INR	07/12/2012	BCL	INR	(20,076)	(366)	34
USD/INR	07/12/2012	BCL	INR	(168,300)	(3,070)	230
USD/INR	07/12/2012	JPM	INR	(84,365)	(1,539)	111
USD/INR	07/12/2012	JPM	INR	(84,266)	(1,537)	113
USD/INR	07/12/2012	BCL	INR	(79,005)	(1,441)	59
USD/INR	07/12/2012	BCL	INR	(85,088)	(1,552)	48
USD/INR	07/12/2012	JPM	INR	(169,428)	(3,090)	(40)
USD/INR	07/12/2012	BCL	INR	(137,000)	(2,499)	1
USD/INR	07/12/2012	DUB	INR	(66,302)	(1,209)	(12)
USD/JPY	01/13/2012	DUB	JPY	(180,350)	(2,343)	6
USD/JPY	02/06/2012	CIT	JPY	(1,764,488)	(22,936)	306
USD/JPY	02/06/2012	JPM	JPY	(2,472,756)	(32,143)	428
USD/JPY	02/06/2012	BCL	JPY	(2,472,756)	(32,143)	429
USD/JPY	02/13/2012	JPM	JPY	(600,000)	(7,800)	(111)
USD/KRW	02/27/2012	MSC	KRW	(737,165)	(638)	12
USD/KRW	02/27/2012	MSC	KRW	(1,369,200)	(1,184)	16
USD/KRW	02/27/2012	MSC	KRW	(1,764,675)	(1,526)	24
USD/KRW	02/27/2012	BCL	KRW	(1,236,070)	(1,069)	31

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/PIMCO Real Return Fund (continued)
USD/KRW	02/27/2012	BCL	KRW	(1,713,000)	$(1,481)	$19
USD/KRW	02/27/2012	BCL	KRW	(3,150,225)	(2,724)	(24)
USD/KRW	02/27/2012	BCL	KRW	(1,702,500)	(1,472)	28
USD/KRW	02/27/2012	BCL	KRW	(1,631,000)	(1,411)	(10)
USD/KRW	02/27/2012	DUB	KRW	(877,914)	(759)	(4)
USD/KRW	02/27/2012	BCL	KRW	(878,065)	(759)	(4)
USD/KRW	02/27/2012	BNP	KRW	(1,874,500)	(1,621)	(7)
USD/MXN	03/15/2012	MSC	MXN	(25,584)	(1,823)	17
USD/MXN	03/15/2012	UBS	MXN	(3,200)	(228)	2
USD/MXN	03/15/2012	UBS	MXN	(44,739)	(3,188)	19
USD/MYR	04/23/2012	JPM	MYR	(2,131)	(669)	(4)
USD/MYR	04/23/2012	JPM	MYR	(2,134)	(670)	(5)
USD/MYR	04/23/2012	DUB	MYR	(8,420)	(2,644)	(14)
USD/MYR	04/23/2012	BCL	MYR	(4,312)	(1,354)	(7)
USD/PHP	03/15/2012	BCL	PHP	(78,282)	(1,779)	21
USD/PHP	03/15/2012	MSC	PHP	(69,488)	(1,579)	21
USD/PHP	03/15/2012	BCL	PHP	(74,443)	(1,691)	9
USD/PHP	03/15/2012	JPM	PHP	(73,797)	(1,677)	23
USD/PHP	03/15/2012	BCL	PHP	(72,111)	(1,638)	2
USD/PHP	03/15/2012	DUB	PHP	(68,531)	(1,557)	3
USD/PHP	03/15/2012	BCL	PHP	(91,792)	(2,086)	(13)
USD/SGD	02/10/2012	UBS	SGD	(2,696)	(2,078)	22
USD/SGD	02/10/2012	BCL	SGD	(2,695)	(2,078)	22
USD/SGD	02/10/2012	UBS	SGD	(1,041)	(803)	(3)
USD/SGD	02/10/2012	BCL	SGD	(1,321)	(1,019)	(4)
USD/SGD	02/10/2012	DUB	SGD	(1,321)	(1,019)	(4)
USD/SGD	02/10/2012	BCL	SGD	(1,679)	(1,294)	(10)

					$(381,219)	$4,354

JNL/PIMCO Total Return Bond Fund
BRL/USD	01/04/2012	MSC	BRL	84,514	$45,310	$(2,226)
BRL/USD	03/02/2012	JPM	BRL	58,190	30,793	13
CAD/USD	02/09/2012	JPM	CAD	867	850	7
CAD/USD	02/09/2012	BCL	CAD	721	707	1
CNY/USD	06/01/2012	CGM	CNY	8,326	1,320	20
CNY/USD	06/01/2012	JPM	CNY	37,219	5,901	101
CNY/USD	06/01/2012	JPM	CNY	52,619	8,343	142
CNY/USD	06/01/2012	JPM	CNY	20,435	3,240	40
CNY/USD	06/01/2012	MSC	CNY	15,924	2,525	25
CNY/USD	06/01/2012	JPM	CNY	21,692	3,439	39
CNY/USD	06/01/2012	BCL	CNY	6,390	1,013	13
CNY/USD	06/01/2012	JPM	CNY	81,242	12,881	81
CNY/USD	06/01/2012	JPM	CNY	9,653	1,530	30
CNY/USD	10/15/2012	UBS	CNY	137,730	21,807	136
EUR/USD	01/04/2012	JPM	EUR	1,300	1,683	(13)
EUR/USD	01/17/2012	CIT	EUR	449	581	(36)
EUR/USD	01/17/2012	DUB	EUR	1,596	2,066	(131)
EUR/USD	01/17/2012	BCL	EUR	1,562	2,022	(189)
EUR/USD	01/17/2012	UBS	EUR	1,783	2,308	(133)
EUR/USD	01/17/2012	JPM	EUR	3,582	4,636	(287)
EUR/USD	01/17/2012	BCL	EUR	355	460	(23)
EUR/USD	01/17/2012	CIT	EUR	3,616	4,680	(248)
EUR/USD	01/17/2012	DUB	EUR	256	331	(15)
EUR/USD	01/17/2012	DUB	EUR	4,075	5,275	(231)
EUR/USD	01/17/2012	BCL	EUR	661	856	(38)
EUR/USD	01/17/2012	BCL	EUR	2,781	3,600	(85)
EUR/USD	01/17/2012	CIT	EUR	890	1,152	(47)
EUR/USD	01/17/2012	CIT	EUR	650	841	(30)
EUR/USD	01/17/2012	JPM	EUR	7,469	9,668	(107)
EUR/USD	01/17/2012	CIT	EUR	8,370	10,834	(99)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
GBP/USD	01/04/2012	CIT	GBP	1,342	$2,084	$—
GBP/USD	02/02/2012	DUB	GBP	447	694	(6)
GBP/USD	02/02/2012	CSI	GBP	448	696	(6)
GBP/USD	02/02/2012	BCL	GBP	447	694	(6)
IDR/USD	01/31/2012	DUB	IDR	10,396,000	1,143	(57)
IDR/USD	01/31/2012	UBS	IDR	7,148,000	786	(29)
IDR/USD	01/31/2012	BOA	IDR	28,835,400	3,171	(9)
INR/USD	07/12/2012	JPM	INR	470,049	8,574	(1,539)
JPY/USD	01/13/2012	CIT	JPY	2,607,415	33,880	(81)
MXN/USD	03/15/2012	BCL	MXN	8,113	578	1
MYR/USD	04/23/2012	JPM	MYR	15,345	4,818	(242)
PHP/USD	03/15/2012	CIT	PHP	353,255	8,026	(76)
PHP/USD	03/15/2012	MSC	PHP	117,131	2,661	(29)
TWD/USD	01/11/2012	CIT	TWD	9,638	318	(18)
USD/AUD	02/23/2012	CIT	AUD	(685)	(696)	(20)
USD/AUD	02/23/2012	CIT	AUD	(998)	(1,015)	(17)
USD/AUD	02/23/2012	CIT	AUD	(900)	(915)	(8)
USD/AUD	02/23/2012	CIT	AUD	(300)	(305)	(3)
USD/AUD	02/23/2012	CIT	AUD	(1,900)	(1,932)	6
USD/BRL	01/04/2012	MSC	BRL	(2,043)	(1,095)	5
USD/BRL	01/04/2012	UBS	BRL	(3,525)	(1,890)	10
USD/BRL	01/04/2012	MSC	BRL	(6,340)	(3,399)	31
USD/BRL	01/04/2012	UBS	BRL	(6,329)	(3,393)	27
USD/BRL	01/04/2012	MSC	BRL	(1,699)	(911)	(11)
USD/BRL	01/04/2012	UBS	BRL	(1,697)	(910)	(10)
USD/BRL	01/04/2012	UBS	BRL	(1,882)	(1,009)	(9)
USD/BRL	01/04/2012	MSC	BRL	(2,809)	(1,506)	(19)
USD/BRL	01/04/2012	JPM	BRL	(58,190)	(31,197)	(38)
USD/CAD	02/09/2012	BCL	CAD	(65,970)	(64,702)	(264)
USD/CAD	02/09/2012	BCL	CAD	(9,357)	(9,177)	(72)
USD/CAD	02/09/2012	DUB	CAD	(798)	(783)	(16)
USD/CAD	02/09/2012	UBS	CAD	(410)	(402)	(1)
USD/CAD	02/09/2012	BCL	CAD	(14)	(14)	—
USD/CNY	06/01/2012	JPM	CNY	(4,493)	(712)	(12)
USD/CNY	06/01/2012	UBS	CNY	(5,144)	(816)	(16)
USD/CNY	06/01/2012	JPM	CNY	(4,498)	(713)	(13)
USD/CNY	06/01/2012	BCL	CNY	(6,406)	(1,016)	(16)
USD/CNY	06/01/2012	JPM	CNY	(5,749)	(911)	(11)
USD/CNY	06/01/2012	JPM	CNY	(5,744)	(911)	(11)
USD/CNY	06/01/2012	UBS	CNY	(3,832)	(608)	(8)
USD/CNY	06/01/2012	CSI	CNY	(3,832)	(608)	(8)
USD/EUR	01/04/2012	CSI	EUR	(1,300)	(1,682)	54
USD/EUR	01/17/2012	JPM	EUR	(150,874)	(195,286)	9,854
USD/EUR	01/17/2012	UBS	EUR	(518)	(670)	46
USD/EUR	01/17/2012	CIT	EUR	(756)	(979)	67
USD/EUR	01/17/2012	CIT	EUR	(3,300)	(4,271)	291
USD/EUR	01/17/2012	JPM	EUR	(2,173)	(2,813)	147
USD/EUR	01/17/2012	JPM	EUR	(1,409)	(1,824)	75
USD/EUR	01/17/2012	UBS	EUR	(4,131)	(5,347)	244
USD/EUR	01/17/2012	BCL	EUR	(882)	(1,142)	52
USD/EUR	01/17/2012	DUB	EUR	(10,526)	(13,624)	596
USD/EUR	01/17/2012	CIT	EUR	(4,253)	(5,505)	180
USD/EUR	01/17/2012	JPM	EUR	(1,532)	(1,983)	75
USD/EUR	01/17/2012	CIT	EUR	(2,231)	(2,888)	106
USD/EUR	01/17/2012	CIT	EUR	(7,000)	(9,061)	333
USD/EUR	01/17/2012	BCL	EUR	(4,893)	(6,333)	234
USD/EUR	01/17/2012	BCL	EUR	(4,992)	(6,461)	239
USD/EUR	01/17/2012	CIT	EUR	(3,690)	(4,776)	99
USD/EUR	01/17/2012	DUB	EUR	(3,681)	(4,765)	59
USD/EUR	01/17/2012	CIT	EUR	(5,438)	(7,039)	41
USD/EUR	01/17/2012	BCL	EUR	(2,686)	(3,477)	19

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
USD/EUR	01/17/2012	BCL	EUR	(8,162)	$(10,565)	$105
USD/EUR	01/17/2012	CIT	EUR	(1,756)	(2,273)	21
USD/EUR	01/17/2012	UBS	EUR	(7,155)	(9,261)	70
USD/EUR	01/17/2012	CIT	EUR	(300)	(388)	4
USD/EUR	01/17/2012	CIT	EUR	(2,077)	(2,688)	28
USD/EUR	02/02/2012	JPM	EUR	(1,300)	(1,683)	13
USD/GBP	01/04/2012	CSI	GBP	(448)	(696)	6
USD/GBP	01/04/2012	DUB	GBP	(447)	(694)	6
USD/GBP	01/04/2012	BCL	GBP	(447)	(694)	6
USD/GBP	03/12/2012	JPM	GBP	(17,631)	(27,363)	288
USD/GBP	03/12/2012	DUB	GBP	(1,814)	(2,815)	—
USD/GBP	03/12/2012	CIT	GBP	(694)	(1,077)	(3)
USD/GBP	03/12/2012	JPM	GBP	(1,172)	(1,819)	(17)
USD/IDR	01/31/2012	UBS	IDR	(834,000)	(92)	1
USD/IDR	01/31/2012	MSC	IDR	(1,353,600)	(149)	1
USD/IDR	01/31/2012	BCL	IDR	(1,202,000)	(132)	2
USD/IDR	01/31/2012	JPM	IDR	(42,989,800)	(4,727)	81
USD/INR	07/12/2012	JPM	INR	(96,691)	(1,764)	136
USD/INR	07/12/2012	DUB	INR	(112,024)	(2,043)	157
USD/INR	07/12/2012	JPM	INR	(48,900)	(892)	70
USD/INR	07/12/2012	JPM	INR	(64,681)	(1,180)	91
USD/INR	07/12/2012	BCL	INR	(147,753)	(2,695)	169
USD/JPY	01/30/2012	JPM	JPY	(613,716)	(7,977)	34
USD/JPY	01/30/2012	CIT	JPY	(613,716)	(7,977)	34
USD/JPY	01/30/2012	DUB	JPY	(613,716)	(7,977)	39
USD/JPY	01/30/2012	UBS	JPY	(648,851)	(8,433)	42
USD/JPY	02/06/2012	CIT	JPY	(1,551,487)	(20,168)	269
USD/JPY	02/06/2012	JPM	JPY	(2,174,256)	(28,263)	376
USD/JPY	02/06/2012	BCL	JPY	(2,174,256)	(28,263)	377
USD/JPY	02/13/2012	CIT	JPY	(1,850,000)	(24,051)	(351)
USD/JPY	02/21/2012	UBS	JPY	(8,360,000)	(108,701)	(798)
USD/JPY	02/27/2012	UBS	JPY	(1,732,684)	(22,532)	2
USD/JPY	02/27/2012	BCL	JPY	(1,732,684)	(22,532)	5
USD/JPY	02/27/2012	JPM	JPY	(1,743,861)	(22,677)	—
USD/JPY	02/27/2012	DUB	JPY	(1,732,684)	(22,532)	3
USD/JPY	02/27/2012	CIT	JPY	(1,168,087)	(15,190)	4
USD/MXN	03/15/2012	UBS	MXN	(1,329)	(95)	5
USD/MXN	03/15/2012	UBS	MXN	(2,658)	(189)	11
USD/MYR	04/23/2012	CIT	MYR	(15,345)	(4,817)	140
USD/PHP	03/15/2012	JPM	PHP	(84,018)	(1,909)	(9)
USD/PHP	03/15/2012	JPM	PHP	(53,088)	(1,206)	(6)
USD/PHP	03/15/2012	CGM	PHP	(11,000)	(250)	(2)
USD/PHP	03/15/2012	CGM	PHP	(5,000)	(114)	(1)
USD/PHP	03/15/2012	BCL	PHP	(215,757)	(4,902)	145
USD/PHP	03/15/2012	JPM	PHP	(47,460)	(1,078)	22
USD/PHP	03/15/2012	BCL	PHP	(31,164)	(708)	17
USD/PHP	03/15/2012	BCL	PHP	(22,900)	(520)	12
USD/SGD	02/10/2012	BCL	SGD	(5,646)	(4,353)	67
USD/TWD	01/11/2012	BCL	TWD	(9,638)	(318)	(4)
USD/ZAR	01/26/2012	JPM	ZAR	(2,900)	(358)	3
USD/ZAR	01/26/2012	BCL	ZAR	(1,100)	(136)	—
USD/ZAR	01/26/2012	JPM	ZAR	(3,600)	(444)	4
ZAR/USD	01/26/2012	JPM	ZAR	7,600	938	(104)

					$(596,119)	$8,491

JNL/T.Rowe Price Short-Term Bond Fund
CNY/USD	06/20/2012	SCB	CNY	58,000	$9,193	$121
USD/CNY	06/20/2012	CSI	CNY	(58,000)	(9,193)	(138)

					$—	$(17)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	3-Month LIBOR	Paying	1.56%	09/23/2015		3,682	$3
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013		15	—
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013		8	—
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016		79	(1)
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016		50	—
STA	3-Month LIBOR	Paying	1.63%	09/12/2015		3,495	7
STA	3-Month LIBOR	Paying	1.57%	09/15/2015		3,420	4
UBS	3-Month LIBOR	Paying	1.64%	09/12/2015		7,000	13

							$26

JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month EURIBOR	Receiving	1.38%	12/20/2014	EUR	6,200	$(4)
BBP	6-Month EURIBOR	Receiving	1.45%	12/27/2014	EUR	6,020	(14)
BBP	6-Month EURIBOR	Paying	2.36%	12/20/2019	EUR	6,650	37
BBP	6-Month EURIBOR	Paying	2.43%	12/27/2019	EUR	6,460	69
BBP	6-Month EURIBOR	Receiving	2.78%	12/20/2027	EUR	2,590	(6)
BBP	6-Month EURIBOR	Receiving	2.87%	12/27/2027	EUR	2,530	(40)
BCL	6-Month EURIBOR	Paying	2.65%	09/30/2018	EUR	2,250	49
BCL	6-Month EURIBOR	Receiving	3.01%	09/30/2023	EUR	1,190	(33)
BOA	3-Month Canadian Dealer Offered Rate	Receiving	1.88%	09/13/2017	CAD	5,900	(70)
BOA	3-Month Canadian Dealer Offered Rate	Paying	2.63%	09/13/2022	CAD	7,900	168
BOA	3-Month Canadian Dealer Offered Rate	Receiving	2.85%	09/13/2042	CAD	2,100	(94)
CIT	6-Month EURIBOR	Paying	2.55%	09/30/2018	EUR	12,600	200
CIT	6-Month EURIBOR	Paying	2.62%	10/04/2018	EUR	7,200	142
CIT	6-Month EURIBOR	Receiving	2.89%	09/30/2023	EUR	6,800	(104)
CIT	6-Month EURIBOR	Receiving	2.98%	10/04/2023	EUR	3,920	(99)
CSI	6-Month EURIBOR	Receiving	1.83%	09/09/2014	EUR	13,700	(69)
CSI	6-Month EURIBOR	Receiving	1.81%	09/09/2014	EUR	16,100	(77)
CSI	6-Month EURIBOR	Receiving	1.85%	12/09/2014	EUR	18,800	(82)
CSI	6-Month EURIBOR	Paying	2.40%	09/09/2016	EUR	9,300	183
CSI	6-Month EURIBOR	Paying	2.37%	09/09/2016	EUR	11,000	204
CSI	6-Month EURIBOR	Paying	2.45%	12/09/2016	EUR	12,800	222
CSI	6-Month EURIBOR	Receiving	2.25%	06/20/2017	EUR	1,100	(11)
CSI	6-Month EURIBOR	Paying	2.50%	09/30/2018	EUR	6,500	85
CSI	6-Month EURIBOR	Receiving	2.94%	09/09/2020	EUR	2,100	(73)
CSI	6-Month EURIBOR	Receiving	2.90%	09/09/2020	EUR	2,500	(80)
CSI	6-Month EURIBOR	Receiving	3.02%	12/09/2020	EUR	2,900	(103)
CSI	6-Month EURIBOR	Receiving	2.84%	09/30/2023	EUR	3,540	(36)
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(5)
DUB	3-Month LIBOR	Paying	0.50%	09/30/2013		40,200	(101)
DUB	3-Month LIBOR	Receiving	0.50%	09/30/2013		40,200	(28)
DUB	3-Month LIBOR	Receiving	2.00%	06/20/2019		8,400	(41)
DUB	3-Month LIBOR	Paying	2.95%	10/14/2019		13,000	356
DUB	3-Month LIBOR	Paying	2.54%	11/25/2019		13,100	86
DUB	3-Month LIBOR	Paying	2.79%	12/06/2019		13,200	228
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(298)
DUB	3-Month LIBOR	Paying	2.50%	06/20/2022		2,500	10
DUB	3-Month LIBOR	Paying	2.50%	06/20/2022		3,300	1
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		3,900	(65)
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		8,600	(130)
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		8,000	(121)
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		11,800	(164)
DUB	3-Month LIBOR	Paying	2.50%	06/20/2022		6,600	(16)
DUB	3-Month LIBOR	Receiving	3.32%	10/14/2029		5,400	(295)
DUB	3-Month LIBOR	Receiving	2.91%	11/25/2029		5,300	(19)
DUB	3-Month LIBOR	Receiving	3.15%	12/06/2029		5,400	(173)
DUB	6-Month EURIBOR	Receiving	1.70%	09/16/2014	EUR	28,000	(94)
DUB	6-Month EURIBOR	Paying	2.21%	09/16/2016	EUR	19,000	238
DUB	6-Month EURIBOR	Receiving	2.70%	09/16/2020	EUR	4,300	(65)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
JPM	3-Month LIBOR	Paying	1.75%	06/20/2017		3,600	$8
JPM	3-Month LIBOR	Receiving	2.00%	06/20/2019		8,300	(35)
JPM	3-Month LIBOR	Paying	2.50%	06/20/2022		2,200	12
JPM	3-Month LIBOR	Paying	2.50%	06/20/2022		3,200	1
JPM	3-Month LIBOR	Paying	2.50%	06/20/2022		6,500	3
JPM	3-Month LIBOR	Receiving	2.50%	06/20/2022		11,900	(146)
JPM	3-Month LIBOR	Receiving	2.50%	06/20/2022		11,700	(118)
JPM	3-Month LIBOR	Paying	2.75%	06/20/2027		18,200	298
JPM	3-Month LIBOR	Receiving	2.75%	06/20/2042		5,100	(46)
JPM	6-Month EURIBOR	Receiving	1.84%	09/20/2014	EUR	14,600	(72)
JPM	6-Month EURIBOR	Receiving	1.75%	09/23/2014	EUR	13,900	(54)
JPM	6-Month EURIBOR	Receiving	1.75%	09/23/2014	EUR	17,000	(67)
JPM	6-Month EURIBOR	Paying	2.35%	09/20/2016	EUR	10,000	175
JPM	6-Month EURIBOR	Paying	2.24%	09/23/2016	EUR	9,400	125
JPM	6-Month EURIBOR	Paying	2.23%	09/23/2016	EUR	11,600	150
JPM	6-Month EURIBOR	Receiving	2.82%	09/20/2020	EUR	2,300	(57)
JPM	6-Month EURIBOR	Receiving	2.69%	09/23/2020	EUR	2,100	(29)
JPM	6-Month EURIBOR	Receiving	2.67%	09/23/2020	EUR	2,600	(31)
MSC	6-Month EURIBOR	Receiving	1.37%	12/21/2014	EUR	9,010	(5)
MSC	6-Month EURIBOR	Paying	2.35%	12/21/2019	EUR	9,630	47
MSC	6-Month EURIBOR	Receiving	2.77%	12/21/2027	EUR	3,750	(2)
RBC	3-Month Canadian Dealer Offered Rate	Receiving	1.84%	09/26/2017	CAD	5,700	(55)
RBC	3-Month Canadian Dealer Offered Rate	Paying	2.57%	09/26/2022	CAD	7,600	116
RBC	3-Month Canadian Dealer Offered Rate	Receiving	2.72%	09/26/2042	CAD	2,000	(37)
RBS	6-Month EURIBOR	Receiving	1.38%	12/20/2014	EUR	8,860	(6)
RBS	6-Month EURIBOR	Paying	2.36%	12/20/2019	EUR	9,500	50
RBS	6-Month EURIBOR	Receiving	2.78%	12/20/2027	EUR	3,710	(5)
UBS	6-Month EURIBOR	Receiving	1.94%	08/26/2014	EUR	10,950	(72)
UBS	6-Month EURIBOR	Paying	2.52%	08/26/2016	EUR	7,470	185
UBS	6-Month EURIBOR	Receiving	3.07%	08/26/2020	EUR	1,700	(79)

							$(78)

JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month Klibor Interbank Offered Rate	Paying	2.99%	11/18/2013	MYR	36,110	$(13)
BBP	90 Day Taiwan Secondary Commerical Paper	Receiving	1.46%	06/03/2016	TWD	209,000	(130)
BBP	Brazil Interbank Deposit Rate	Paying	9.91%	01/02/2013	BRL	33,300	(22)
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	(320)
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	(35)
BBP	Budapest Interbank Offered Rate	Paying	6.58%	10/14/2016	HUF	1,161,210	(196)
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	(63)
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	(24)
BBP	Budapest Interbank Offered Rate	Paying	6.68%	10/21/2016	HUF	397,490	(60)
BBP	Mexican Interbank Rate	Paying	4.89%	11/20/2013	MXN	267,470	(77)
BBP	Mexican Interbank Rate	Paying	4.76%	11/28/2013	MXN	35,680	(17)
BBP	Mexican Interbank Rate	Paying	4.96%	12/06/2013	MXN	144,620	(30)
BOA	Mexican Interbank Rate	Paying	4.70%	09/16/2013	MXN	325,130	(150)
BOA	Mexican Interbank Rate	Paying	4.91%	12/04/2013	MXN	281,200	(75)
DUB	3-Month Klibor Interbank Offered Rate	Paying	3.28%	12/19/2016	MYR	63,000	(33)
DUB	90 Day Taiwan Secondary Commerical Paper	Receiving	1.63%	01/28/2016	TWD	260,000	(226)
DUB	Mexican Interbank Rate	Paying	4.57%	09/09/2013	MXN	244,060	(149)
DUB	Mexican Interbank Rate	Paying	4.73%	11/28/2013	MXN	188,640	(96)
DUB	Mexican Interbank Rate	Paying	4.85%	12/02/2013	MXN	182,270	(64)
HSB	3-Month Klibor Interbank Offered Rate	Paying	3.11%	12/14/2014	MYR	42,025	1
JPM	3-Month Klibor Interbank Offered Rate	Paying	3.02%	11/23/2013	MYR	35,860	(7)
JPM	3-Month Klibor Interbank Offered Rate	Paying	3.12%	12/14/2014	MYR	35,400	4
JPM	3-Month South African Johannesburg Interbank Rate	Paying	8.06%	06/27/2021	ZAR	100,000	437
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.66%	09/13/2021	ZAR	32,875	29
JPM	90 Day Taiwan Secondary Commerical Paper	Receiving	2.07%	01/26/2021	TWD	155,000	(328)
JPM	Brazil Interbank Deposit Rate	Paying	9.83%	01/02/2013	BRL	212,010	(240)
JPM	Mexican Interbank Rate	Paying	4.95%	11/21/2013	MXN	275,440	(58)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
JPM	Mexican Interbank Rate	Paying	5.02%	12/17/2013	MXN	169,730	$(23)

							$(1,965)

JNL/PIMCO Real Return Fund
BBP	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2014	BRL	16,400	$(74)
BBP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	5,100	(26)
BBP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	3,500	(20)
BBP	US CPI Urban Consumers NSA	Paying	1.50%	11/02/2012		3,000	18
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	5,000	(80)
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	4,000	(64)
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	3,600	(21)
BNP	US CPI Urban Consumers NSA	Paying	0.00%	11/02/2012		3,000	(35)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	504
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	19,600	(91)
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	27,900	(136)
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,300	(44)
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	122
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	972
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	13,800	(63)
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	21,200	(107)
UBS	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	15,600	(26)

							$829

JNL/PIMCO Total Return Bond Fund
BBP	3-Month LIBOR	Receiving	2.75%	06/20/2042		1,300	$(35)
BBP	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	1,100	(3)
BBP	6-Month EURIBOR	Paying	2.50%	03/21/2022	EUR	9,600	83
BBP	6-Month EURIBOR	Paying	2.50%	03/21/2022	EUR	8,300	338
BBP	6-Month LIBOR	Paying	3.25%	06/20/2042	GBP	1,900	140
BBP	Brazil Interbank Deposit Rate	Paying	12.46%	01/02/2013	BRL	7,000	82
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	(74)
BCL	6-Month EURIBOR	Paying	2.50%	09/21/2018	EUR	2,800	160
BCL	6-Month EURIBOR	Paying	3.00%	09/21/2021	EUR	10,700	713
BCL	6-Month LIBOR	Paying	3.00%	03/21/2022	GBP	11,100	821
BCL	6-Month LIBOR	Paying	3.00%	03/21/2022	GBP	33,700	3,203
BNP	Federal Fund Effective Rate	Paying	1.00%	09/19/2014		20,100	292
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	34
DUB	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	1,700	(6)
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	6
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	520
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	867
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	35
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	139
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	79
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	228
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	156
JPM	Brazil Interbank Deposit Rate	Paying	10.87%	01/02/2014	BRL	10,200	26
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	100
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	247
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	350
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	95
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	149
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	265
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	34
MSC	3-Month LIBOR	Receiving	2.75%	06/20/2042		1,900	(53)
MSC	Brazil Interbank Deposit Rate	Paying	10.46%	01/02/2013	BRL	500	—
MSC	Brazil Interbank Deposit Rate	Paying	12.50%	01/02/2013	BRL	14,600	172
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,100	4
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,800	24
MSC	Brazil Interbank Deposit Rate	Paying	11.67%	01/02/2014	BRL	14,400	130

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
MSC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2014	BRL	11,800	$213
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	20,200	27
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,000	3
MSC	Federal Fund Effective Rate	Paying	0.50%	09/19/2013		50,500	230
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	(24)
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	165
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	1,822
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	408
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	95
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	160
STA	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2013	BRL	20,300	30
STA	Brazil Interbank Deposit Rate	Paying	11.76%	01/02/2014	BRL	94,700	920
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	8,300	17
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	300	1
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,000	8

							$13,413

Exchange Traded Interest Rate Swap Agreements
JNL/PIMCO Real Return Fund
n/a	3-Month LIBOR	Paying	4.00%	12/21/2041		3,700	$(360)

JNL/PIMCO Total Return Bond Fund
n/a	6-Month EURIBOR	Paying	3.65%	09/21/2021	EUR	3,700	117
n/a	6-Month EURIBOR	Paying	2.50%	03/21/2022	EUR	61,000	2,280
n/a	6-Month EURIBOR	Paying	2.75%	03/21/2022	EUR	39,700	1,045
n/a	6-Month EURIBOR	Paying	3.00%	03/21/2022	EUR	44,600	871

							$4,313

[1]Notional	amount is stated in USD unless otherwise noted.

Schedule of Cross-Currency Swap Agreements

Counterparty	Receive	Pay	Expiration Date	USD Notional Amount Delivered	IDR Notional Amount Received	Unrealized (Depreciation)
JNL/BlackRock Global Allocation Fund
CSI	Fixed rate of 8.25% based on the notional amount of the currency received	Floating rate equal to 6-Month USD LIBOR based on the notional amount of currency delivered	06/03/2018	169,813	1,449,870	$(15)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received/ Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund

Credit default swap agreements - purchase protection [2]
DUB	CDX.NA.HY.17	n/a	5.00%	12/20/2016	$4,275	$300	$(55)
DUB	CDX.NA.HY.17	n/a	5.00%	12/20/2016	825	58	(14)
JPM	CDX.NA.HY.17	n/a	5.00%	12/20/2016	2,100	147	(20)
JPM	CDX.NA.HY.17	n/a	5.00%	12/20/2016	9,550	670	(88)
JPM	CDX.NA.HY.17	n/a	5.00%	12/20/2016	3,000	211	(39)
BOA	CDX.NA.IG.16	n/a	1.00%	06/20/2014	23,900	(45)	224
DUB	CDX.NA.IG.16	n/a	1.00%	06/20/2014	18,900	(36)	192
JPM	CDX.NA.IG.16	n/a	1.00%	06/20/2014	26,100	(49)	281
JPM	CDX.NA.IG.16	n/a	1.00%	06/20/2014	24,700	(47)	259
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	2,540	275	(8)
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	3,230	349	19
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	1,800	195	6
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	2,960	320	30

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received/ Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Credit default swap agreements - purchase protection [2] (continued)
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	$2,500	$271	$(1)
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	1,500	162	(1)

					$127,880	$2,781	$785

Credit default swap agreements - sell protection [3]
BOA	CDX.NA.IG.16	1.18%	1.00%	06/20/2016	$(23,900)	$(179)	$(225)
DUB	CDX.NA.IG.16	1.18%	1.00%	06/20/2016	(9,800)	(73)	(110)
JPM	CDX.NA.IG.16	1.18%	1.00%	06/20/2016	(16,500)	(123)	(194)
JPM	CDX.NA.IG.16	1.18%	1.00%	06/20/2016	(6,825)	(51)	(77)
DUB	Metlife Inc., 5.00%, 06/15/2015	2.87%	1.00%	03/20/2015	(2,000)	(113)	(48)
DUB	Metlife Inc., 5.00%, 06/15/2015	3.01%	1.00%	09/20/2015	(1,000)	(69)	(14)
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	2.38%	1.00%	06/20/2015	(825)	(37)	8

					$(60,850)	$(645)	$(660)

JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - sell protection [3]
BBP	Republic of Hungary, 4.75%, 02/03/2015	6.33%	1.00%	12/20/2016	$(790)	$(170)	$(18)
DUB	Republic of Hungary, 4.75%, 02/03/2015	6.33%	1.00%	12/20/2016	(1,580)	(341)	(36)

					$(2,370)	$(511)	$(54)

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection [3]
DUB	American International Group Inc., 6.25%, 05/01/2036	3.74%	5.00%	12/20/2013	$(6,400)	$151	$581
CIT	CDX.EM-14	2.87%	5.00%	12/20/2015	(400)	31	(20)
DUB	CDX.EM-14	2.87%	5.00%	12/20/2015	(3,800)	298	(238)
MSS	CDX.EM-14	2.87%	5.00%	12/20/2015	(27,700)	2,170	(1,623)
STA	CDX.EM-14	2.87%	5.00%	12/20/2015	(2,800)	219	(160)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.82%	1.00%	06/20/2020	(4,200)	(255)	(127)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2015	(1,600)	(17)	(2)
DUB	French Republic, 4.25%, 04/25/2019	1.91%	0.25%	06/20/2015	(400)	(22)	(8)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	1.22%	1.00%	12/20/2015	(1,600)	(13)	(46)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	1.22%	1.00%	12/20/2015	(4,800)	(40)	(148)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	1.31%	1.00%	06/20/2016	(8,500)	(112)	(108)
DUB	Japanese Government Bond, 2.00%, 03/21/2022	1.22%	1.00%	12/20/2015	(1,700)	(14)	(48)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	1.22%	1.00%	12/20/2015	(1,600)	(13)	(45)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.87%	1.00%	09/20/2012	(500)	—	5
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015	(2,900)	29	(2)
CST	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.79%	1.00%	12/20/2015	(4,500)	36	(67)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015	(2,700)	27	5
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015	(1,100)	11	6
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.79%	1.00%	12/20/2015	(1,700)	14	(25)

					$(78,900)	$2,500	$(2,070)

Credit default swap agreements - purchase protection [2]
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	$1,000	$32	$32
BNP	International Lease Finance Corporation, 6.63%, 11/15/2013	n/a	1.60%	12/20/2013	500	45	45
DUB	Knight, 09/01/2012	n/a	1.00%	03/20/2016	2,000	153	77
MSC	Knight, 09/01/2012	n/a	1.00%	03/20/2016	3,000	229	113
DUB	Macy’s Corp., 7.45%, 07/15/2017	n/a	2.10%	09/20/2017	400	(14)	(14)
DUB	Marsh & McLennan Companies, 09/15/2015	n/a	0.60%	09/20/2015	1,000	(6)	(6)
JPM	Pearson, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(13)	(13)
BCL	REXAM PLC, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(10)	(10)

					$9,600	$416	$224

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection [3]
DUB	Ally Financial Inc., 8.30%, 02/12/2015	6.42%	5.00%	12/20/2016	$(5,000)	$(264)	$(80)
DUB	CDX.EM.12	2.77%	5.00%	12/20/2014	(1,500)	94	(36)
BBP	CDX.EM.13	2.81%	5.00%	06/20/2015	(5,200)	370	62
DUB	CDX.EM.13	2.81%	5.00%	06/20/2015	(12,500)	891	(545)
MSS	CDX.EM.13	2.81%	5.00%	06/20/2015	(4,100)	292	(159)
BBP	CDX.EM.14	2.87%	5.00%	12/20/2015	(1,600)	125	22

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received/ Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)

Credit default swap agreements - sell protection [3] (continued)
BOA	CDX.EM.14	2.87%	5.00%	12/20/2015	$(5,000)	$392	$(331)
CIT	CDX.EM.14	2.87%	5.00%	12/20/2015	(15,300)	1,199	(751)
DUB	CDX.EM.14	2.87%	5.00%	12/20/2015	(26,400)	2,068	(1,298)
MSS	CDX.EM.14	2.87%	5.00%	12/20/2015	(3,300)	258	(138)
STA	CDX.EM.14	2.87%	5.00%	12/20/2015	(700)	55	(62)
BBP	CDX.EM.15	2.95%	5.00%	06/20/2016	(3,000)	251	(93)
DUB	CDX.EM.15	2.95%	5.00%	06/20/2016	(6,500)	543	(328)
JPM	CDX.EM.15	2.95%	5.00%	06/20/2016	(1,900)	159	(100)
CIT	CDX.HY-8 35-100%	0.10%	0.36%	06/20/2012	(4,742)	6	6
CIT	CDX.HY-8 35-100%	0.10%	0.40%	06/20/2012	(949)	1	1
DUB	CDX.IG-10 30-100%	0.01%	0.53%	06/20/2013	(1,350)	10	10
GSI	CDX.IG-10 30-100%	0.01%	0.46%	06/20/2013	(1,736)	11	12
DUB	CDX.IG-9 30-100%	0.00%	0.71%	12/20/2012	(7,137)	50	51
GSI	CDX.IG-9 30-100%	0.32%	0.55%	12/20/2017	(1,447)	19	19
STA	Federal Republic of Germany, 6.00%, 06/20/2016	0.92%	0.25%	06/20/2016	(31,700)	(916)	(608)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.76%	1.00%	12/20/2012	(23,000)	53	26
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.76%	1.00%	12/20/2012	(7,400)	17	6
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.42%	1.00%	03/20/2016	(16,300)	(279)	(235)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.48%	1.00%	06/20/2016	(4,900)	(100)	(96)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2015	(2,000)	(21)	(2)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2015	(500)	(5)	(1)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.42%	1.00%	03/20/2016	(9,100)	(156)	(131)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.48%	1.00%	06/20/2016	(4,000)	(82)	(76)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.35%	1.00%	09/20/2015	(2,000)	(25)	(9)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.53%	1.00%	09/20/2016	(1,500)	(36)	(28)
MLI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.44%	1.95%	04/20/2016	(100)	2	2
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2015	(600)	(6)	(1)
STA	Federated Republic of Brazil, 12.25%, 03/06/2030	1.35%	1.00%	09/20/2015	(1,000)	(13)	(6)
CIT	French Republic, 4.25%, 04/25/2019	2.08%	0.25%	06/20/2016	(30,200)	(2,300)	(1,533)
MSS	French Republic, 4.25%, 04/25/2019	2.03%	0.25%	03/20/2016	(1,000)	(70)	(36)
STA	French Republic, 4.25%, 04/25/2019	2.13%	0.25%	09/20/2016	(2,400)	(197)	(77)
STA	French Republic, 4.25%, 04/25/2019	2.13%	0.25%	09/20/2016	(200)	(16)	(6)
DUB	Gazprom International, 7.20%, 02/01/2020	2.01%	1.00%	12/20/2012	(9,700)	(95)	92
UBS	Gazprom International, 7.20%, 02/01/2020	2.01%	1.00%	12/20/2012	(8,500)	(84)	89
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	2.34%	1.00%	12/20/2015	(2,400)	(119)	(77)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	2.34%	1.00%	12/20/2015	(2,400)	(119)	(76)
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	1.90%	4.33%	12/20/2013	(800)	37	39
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	1.90%	4.80%	12/20/2013	(600)	34	34
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.90%	4.90%	12/20/2013	(1,100)	64	66
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	2.37%	1.00%	03/20/2016	(100)	(5)	—
MSS	General Electric Capital Corp., 5.63%, 09/15/2017	2.40%	1.00%	06/20/2016	(100)	(6)	(5)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	1.25%	1.00%	03/20/2016	(1,400)	(15)	(27)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	3.72%	1.00%	03/20/2016	(800)	(81)	(30)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	3.72%	1.00%	03/20/2016	(19,900)	(2,010)	(730)
BOA	Metlife Inc., 5.00%, 06/15/2015	3.11%	1.00%	03/20/2016	(7,100)	(572)	(408)
DUB	Metlife Inc., 5.00%, 06/15/2015	3.30%	1.00%	03/20/2018	(7,100)	(857)	(468)
JPM	Metlife Inc., 5.00%, 06/15/2015	3.11%	1.00%	03/20/2016	(4,800)	(386)	(274)
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.72%	1.00%	12/20/2012	(5,300)	14	31
BNP	People’s Republic of China, 4.75%, 10/29/2013	1.29%	1.00%	03/20/2016	(300)	(4)	(7)
BOA	People’s Republic of China, 4.75%, 10/29/2013	1.15%	1.00%	06/20/2015	(1,000)	(5)	(21)
BOA	People’s Republic of China, 4.75%, 10/29/2013	1.15%	1.00%	06/20/2015	(2,800)	(14)	(56)
CIT	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(6,300)	(94)	(173)
CIT	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(2,700)	(40)	(73)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(2,700)	(40)	(75)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(1,200)	(18)	(33)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(1,200)	(18)	(32)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.40%	1.00%	09/20/2016	(800)	(14)	(19)
JPM	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016	(5,500)	(82)	(150)
JPM	People’s Republic of China, 4.75%, 10/29/2013	1.40%	1.00%	09/20/2016	(2,400)	(43)	(59)
MSS	People’s Republic of China, 4.75%, 10/29/2013	1.40%	1.00%	09/20/2016	(10,400)	(188)	139

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received/ Pay Rate [6]	Expiration Date	Notional Amount [1,5]		Value	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)

Credit default swap agreements - sell protection [3] (continued)
STA	People’s Republic of China, 4.75%, 10/29/2013	1.35%	1.00%	06/20/2016		$(2,700)	$(40)	$(75)
STA	People’s Republic of China, 4.75%, 10/29/2013	1.40%	1.00%	09/20/2016		(300)	(5)	(7)
BOA	Republic of Indonesia, 7.25%, 04/20/2015	2.00%	1.00%	09/20/2016		(2,600)	(114)	(77)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.73%	1.00%	09/20/2015		(500)	(13)	(2)
MSS	Republic of Indonesia, 7.25%, 04/20/2015	2.00%	1.00%	09/20/2016		(11,800)	(518)	246
STA	Republic of Indonesia, 7.25%, 04/20/2015	2.00%	1.00%	09/20/2016		(1,000)	(44)	(29)
CIT	Republic of Kazakhstan	2.87%	1.00%	03/20/2016		(500)	(37)	(23)
DUB	Republic of Kazakhstan	2.87%	1.00%	03/20/2016		(500)	(37)	(22)
DUB	Republic of Korea, 4.88%, 09/22/2014	0.98%	1.00%	12/20/2012		(5,600)	1	28
DUB	Republic of Korea, 4.88%, 09/22/2014	0.98%	1.00%	12/20/2012		(6,500)	1	37
MSC	Republic of Panama, 8.88%, 09/30/2027	0.55%	0.75%	01/20/2012		(200)	—	1
DUB	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.72%	1.00%	12/20/2012		(4,300)	12	(7)
CSI	Russian Federation, 7.50%, 03/31/2030	1.56%	1.00%	12/20/2012		(13,500)	(74)	66
MSC	Russian Federation, 7.50%, 03/31/2030	1.56%	1.00%	12/20/2012		(1,000)	(6)	5
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.44%	0.25%	03/20/2016	EUR	(6,600)	(67)	21
STA	U.S. Treasury Bond, 4.88%, 08/15/2016	0.41%	0.25%	09/20/2015	EUR	(11,100)	(84)	66
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015		(4,900)	50	(2)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.83%	1.00%	03/20/2016		(900)	6	(12)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.87%	1.00%	06/20/2016		(20,700)	115	(322)
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.65%	1.00%	03/20/2015		(400)	4	2
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.65%	1.00%	03/20/2015		(900)	10	5
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015		(7,900)	80	(3)
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.79%	1.00%	12/20/2015		(1,000)	8	(15)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.70%	1.00%	06/20/2015		(4,900)	50	(2)
MSS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.87%	1.00%	06/20/2016		(1,200)	7	(17)
STA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.87%	1.00%	06/20/2016		(1,800)	10	(25)
BOA	United Mexican States, 7.50%, 04/08/2033	1.28%	1.00%	09/20/2015		(300)	(3)	—
CIT	United Mexican States, 7.50%, 04/08/2033	0.53%	1.00%	12/20/2012		(20,500)	95	50
CIT	United Mexican States, 7.50%, 04/08/2033	1.28%	1.00%	09/20/2015		(700)	(7)	2
DUB	United Mexican States, 7.50%, 04/08/2033	1.17%	1.00%	03/20/2015		(3,600)	(20)	46
DUB	United Mexican States, 7.50%, 04/08/2033	1.36%	1.00%	03/20/2016		(25,400)	(374)	(269)
JPM	United Mexican States, 7.50%, 04/08/2033	0.53%	1.00%	12/20/2012		(19,800)	92	44
JPM	United Mexican States, 7.50%, 04/08/2033	1.36%	0.92%	03/20/2016		(500)	(9)	(8)

						$(540,761)	$(3,291)	$(9,150)

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices, U.S. Treasury issues or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Total Return Swap Agreements

Over-the-Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Euro Schatz DUA Index Future	N/A	03/31/2012	EUR	43,232	$170
BOA	U.S. Treasury Note 2-Year Future	N/A	03/31/2012		126,312	61
BOA	U.S. Treasury Note 5-Year Future	N/A	03/31/2012		1,106	3
RBS	Swiss Market Index Future	N/A	03/31/2012	CHF	1	94

						$328

JNL/BlackRock Global Allocation Fund
BNP	* MSCI Daily TR Net Emerging Markets Index	3-Month LIBOR 0.38%	01/11/2012		$78	$51
CIT	HSCEI Dividend Point Index	N/A	01/14/2013	HKD	3	(8)
CIT	Nikkei Dividend Index	N/A	03/29/2013	JPY	50	5
CIT	Nikkei Dividend Index	N/A	03/31/2014	JPY	80	5

						$53

Schedule of Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date		Notional Amount[1]	Value	Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Columbia Treasury Bond, 10.00%, 07/20/24	1/12/2012	COP	17,643,000	$51	$51

1 Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

	Options Contracts		Futures Contracts		Securities	Swap Agreements		Total Pledged or Segregated Cash and Securities
	Segregated Cash	Pledged Securities	Pledged Cash	Pledged or Segregated Securities	Sold Short Segregated Securities	Pledged Cash	Segregated Securities
JNL/AQR Managed Futures Strategy Fund	$-	$-	$13,996	$-	$-	$-	$-	$13,996
JNL/BlackRock Global Allocation Fund	1,495	-	1,238	-	-	-	-	2,733
JNL/Goldman Sachs Core Plus Bond Fund	-	-	-	2,305	-	263	-	2,568
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-	-	-	1,264	-	1,264
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	-	57,818	-	-	57,818
JNL/Ivy Asset Strategy Fund	-	3,979	-	-	-	-	-	3,979
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	2,885	-	-	-	2,885
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	-	-	1,520	-	-	-	1,520
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	1,290	-	-	-	1,290
JNL/Mellon Capital Management International Index Fund	-	-	-	1,505	-	-	-	1,505
JNL/Mellon Capital Management Emerging Markets Index Fund	-	-	-	115	-	-	-	115
JNL/Mellon Capital Management Global Alpha Fund	-	-	-	31,934	-	-	-	31,934
JNL/PIMCO Real Return Fund	-	-	-	2,232	-	-	3,937	6,169
JNL/PIMCO Total Return Bond Fund	-	-	-	7,681	-	11	10,734	18,426
JNL/T. Rowe Short Term Bond Fund	-	-	-	150	-	-	-	150

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging” - The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure. The derivative instruments outstanding as of December 31, 2011, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2011, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/AQR Managed Futures Strategy Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Variation margin	$–	$227	$–	$504	$731
Forward foreign currency contracts	–	–	8,887	–	8,887
Unrealized appreciation on swap agreements	–	264	–	64	328

	$–	$491	$8,887	$568	$9,946
Liabilities:
Variation margin	$–	$313	$–	$85	$398
Forward foreign currency contracts	–	–	6,689	–	6,689
Unrealized depreciation on swap agreements	–	–	–	–	–

	$–	$313	$6,689	$85	$7,087
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Swap agreements	$–	$(506)	$–	$(296)	$(802)
Foreign currency related items	–	–	(14,832)	–	(14,832)
Futures contracts	–	(15,035)	–	2,882	(12,153)

	$–	$(15,541)	$(14,832)	$2,586	$(27,787)
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$–	$264	$–	$64	$328
Foreign currency related items	–	–	2,198	–	2,198
Futures contracts	–	735	–	3,202	3,937

	$–	$999	$2,198	$3,266	$6,463

JNL/BlackRock Global Allocation Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$768	$–	$–	$768
Variation margin	–	66	–	–	66
Forward foreign currency contracts	–	–	272	–	272
Unrealized appreciation on swap agreements	–	61	–	27	88
Swap premiums paid	–	(5)	16	–	11

	$–	$890	$288	$27	$1,205
Liabilities:
Variation margin	$–	$15	$–	$–	$15
Options written, at value	–	1,312	–	2	1,314
Forward foreign currency contracts	–	–	164	–	164
Unrealized depreciation on swap agreements	–	8	15	1	24
Swap premiums received	–	–	–	4	4

	$–	$1,335	$179	$7	$1,521
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Unaffiliated investments*	$–	$(1,234)	$(7)	$–	$(1,241)
Swap agreements	(15)	–	6	(68)	(77)
Foreign currency related items	–	–	(964)	–	(964)
Futures contracts	–	282	–	–	282
Written option contracts	–	280	9	–	289

	$(15)	$(672)	$(956)	$(68)	$(1,711)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$–	$(409)	$–	$–	$(409)
Swap agreements	–	53	(15)	26	64
Foreign currency related items	–	–	108	–	108
Futures contracts	–	53	–	–	53
Written option contracts	–	322	–	3	325

	$–	$19	$93	$29	$141

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Franklin Templeton Mutual Shares Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$5,150	$–	$5,150

	$–	$–	$5,150	$–	$5,150
Liabilities:
Options written, at value	$–	$45	$–	$–	$45
Forward foreign currency contracts	–	–	774	–	774

	$–	$45	$774	$–	$819
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$(7,052)	$–	$(7,052)
Written option contracts	–	25	–	–	25

	$–	$25	$(7,052)	$–	$(7,027)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$6,121	$–	$6,121
Written option contracts	–	(13)	–	–	(13)

	$–	$(13)	$6,121	$–	$6,108

JNL/Goldman Sachs Core Plus Bond Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Variation margin	$–	$–	$–	$214	$214
Forward foreign currency contracts	–	–	689	–	689
Unrealized appreciation on swap agreements	1,019	–	–	3,448	4,467
Swap premiums paid	3,002	–	–	1,281	4,283

	$4,021	$–	$689	$4,943	$9,653
Liabilities:
Variation margin	$–	$–	$–	$79	$79
Forward foreign currency contracts	–	–	971	–	971
Unrealized depreciation on swap agreements	894	–	–	3,526	4,420
Swap premiums received	936	–	–	1,210	2,146

	$1,830	$–	$971	$4,815	$7,616
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Swap agreements	$(646)	$–	$–	$2,280	$1,634
Foreign currency related items	–	–	85	–	85
Futures contracts	–	–	–	12,550	12,550

	$(646)	$–	$85	$14,830	$14,269
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$1	$–	$–	$(2,223)	$(2,222)
Foreign currency related items	–	–	505	–	505
Futures contracts	–	–	–	1,837	1,837

	$1	$–	$505	$(386)	$120

JNL/Goldman Sachs Emerging Markets Debt Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$9,053	$–	$9,053
Unrealized appreciation on swap agreements	–	–	–	522	522
Swap premiums paid	–	–	–	–	–

	$–	$–	$9,053	$522	$9,575
Liabilities:
Forward foreign currency contracts	$–	$–	$9,107	$–	$9,107
Unrealized depreciation on swap agreements	54	–	–	2,436	2,490
Swap premiums received	449	–	–	–	449

	$503	$–	$9,107	$2,436	$12,046
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Swap agreements	$247	$–	$170	$7,668	$8,085
Foreign currency related items	–	–	(7,818)	–	(7,818)

	$247	$–	$(7,648)	$7,668	$267
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(54)	$–	$–	$(6,251)	$(6,305)
Foreign currency related items	–	–	626	–	626

	$(54)	$–	$626	$(6,251)	$(5,679)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Ivy Asset Strategy Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$972	$2,901	$–	$3,873
Forward foreign currency contracts	–	–	9,195	–	9,195

	$–	$972	$12,096	$–	$13,068
Liabilities:
Options written, at value	$–	$1,734	$1,055	$–	$2,789
Forward foreign currency contracts	–	–	5,963	–	5,963

	$–	$1,734	$7,018	$–	$8,752
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Unaffiliated Investments*	$–	$(48,361)	$(1,251)	$–	$(49,612)
Swap agreements	–	971	–	–	971
Foreign currency related items	–	–	(14,755)	–	(14,755)
Futures contracts	–	(11,834)	–	–	(11,834)
Written option contracts	–	15,331	2,474	–	17,805

	$–	$(43,893)	$(13,532)	$–	$(57,425)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$–	$(1,464)	$451	$–	$(1,013)
Swap agreements	–	26	–	–	26
Foreign currency related items	–	–	7,029	–	7,029
Written option contracts	–	615	1,226	–	1,841

	$–	$(823)	$8,706	$–	$7,883

The Fund increased exposure to options during the year primarily because the Fund used options to hedge market downside rather than using futures and the Fund used options instead of securities for directional investment in certain common stock investments.

JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$2,772	$–	$2,772

	$–	$–	$2,772	$–	$2,772
Liabilities:
Forward foreign currency contracts	$–	$–	$1,559	$–	$1,559

	$–	$–	$1,559	$–	$1,559
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$7,173	$–	$7,173
Futures contracts	–	558	–	–	558

	$–	$558	$7,173	$–	$7,731
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(3,049)	$–	$(3,049)
Futures contracts	–	–	–	–	–

	$–	$–	$(3,049)	$–	$(3,049)

JNL/Mellon Capital Management International Index Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Variation margin	$–	$187	$–	$–	$187
Forward foreign currency contracts	–	–	131	–	131

	$–	$187	$131	$–	$318
Liabilities:
Variation margin	$–	$10	$–	$–	$10
Forward foreign currency contracts	–	–	142	–	142

	$–	$10	$142	$–	$152
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$(18)	$–	$(18)
Futures contracts	–	(382)	–	–	(382)

	$–	$(382)	$(18)	$–	$(400)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(480)	$–	$(480)
Futures contracts	–	412	–	–	412

	$–	$412	$(480)	$–	$(68)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Mellon Capital Management Global Alpha Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$–	$–	$10,532	$10,532
Variation margin on futures and options	–	952	–	490	1,442
Forward foreign currency contracts	–	–	10,080	–	10,080

	$–	$952	$10,080	$11,022	$22,054
Liabilities:
Variation margin	$–	$1,104	$–	$162	$1,266
Forward foreign currency contracts	–	–	2,293	–	2,293

	$–	$1,104	$2,293	$162	$3,559
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Unaffiliated investments*	$–	$–	$–	$12,549	$12,549
Foreign currency related items	–	–	(2,100)	–	(2,100)
Futures and exchange traded options contracts	–	5,536	–	(9,273)	(3,737)

	$–	$5,536	$(2,100)	$3,276	$6,712
Net Change in unrealized appreciation (depreciation) on:
Investments*	$–	$–	$–	$359	$359
Foreign currency related items	–	–	5,018	–	5,018
Futures and exchange traded option contracts	–	3,776	–	4,004	7,780

	$–	$3,776	$5,018	$4,363	$13,157

JNL/PIMCO Real Return Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$–	$–	$–	$–
Variation margin on futures and swaps	–	–	–	405	405
Forward foreign currency contracts	–	–	12,200	–	12,200
Unrealized appreciation on swap agreements	864	–	–	1,616	2,480
Swap premiums paid	3,909	–	–	453	4,362

	$4,773	$–	$12,200	$2,474	$19,447
Liabilities:
Variation margin on futures and swaps	$–	$–	$–	$18	$18
Options written, at value	–	–	–	851	851
Forward foreign currency contracts	–	–	7,846	–	7,846
Unrealized depreciation on swap agreements	2,710	–	–	787	3,497
Swap premiums received	(31)	–	–	186	155

	$2,679	$–	$7,846	$1,842	$12,367
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Unaffiliated investments*	$–	$–	$–	$194	$194
Swap agreements	1,795	–	–	(7,156)	(5,361)
Foreign currency related items	–	–	4,816	–	4,816
Futures contracts	–	–	–	4,006	4,006
Written option contracts	163	–	215	2,280	2,658

	$1,958	$–	$5,031	$(676)	$6,313
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(2,690)	$–	$–	$(916)	$(3,606)
Foreign currency related items	–	–	4,578	–	4,578
Futures contracts and exchange traded swap agreements	–	–	–	3,216	3,216
Written option contracts	(72)	–	–	2,579	2,507

	$(2,762)	$–	$4,578	$4,879	$6,695

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/PIMCO Total Return Bond Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$–	$–	$–	$–
Variation margin on futures and swaps	–	–	–	1,768	1,768
Forward foreign currency contracts	–	–	16,405	–	16,405
Unrealized appreciation on swap agreements	1,326	–	–	13,608	14,934
Swap premiums paid	9,339	–	–	185	9,524

	$10,665	$–	$16,405	$15,561	$42,631
Liabilities:
Variation margin on futures and swaps	$–	$–	$–	$–	$–
Options written, at value	–	–	–	2,044	2,044
Forward foreign currency contracts	–	–	7,914	–	7,914
Unrealized depreciation on swap agreements	10,476	–	–	195	10,671
Swap premiums received	4,588	–	–	138	4,726

	$15,064	$–	$7,914	$2,377	$25,355
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Swap agreements	$8,320	$–	$–	$(12,183)	$(3,863)
Foreign currency related items	–	–	(32,004)	–	(32,004)
Futures contracts	–	–	–	19,429	19,429
Written option contracts	373	–	–	(3,094)	(2,721)

	$8,693	$–	$(32,004)	$4,152	$(19,159)
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(12,727)	$–	$–	$11,262	$(1,465)
Foreign currency related items	–	–	6,970	–	6,970
Futures contracts and exchange traded swap agreements	–	–	–	12,784	12,784
Written option contracts	(6)	–	–	9,015	9,009

	$(12,733)	$–	$6,970	$33,061	$27,298

JNL/T.Rowe Price Short-Term Bond Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Variation margin	$–	$–	$–	$–	$–
Forward foreign currency contracts	–	–	121	–	121

	$–	$–	$121	$–	$121
Liabilities:
Variation margin	$–	$–	$–	$9	$9
Forward foreign currency contracts	–	–	138	–	138

	$–	$–	$138	$9	$147
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$114	$–	$114
Futures contracts	–	–	–	(1,377)	(1,377)

	$–	$–	$114	$(1,377)	$(1,263)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$71	$–	$71
Futures contracts	–	–	–	(29)	(29)

	$–	$–	$71	$(29)	$42

* Purchased options market value is reflected in Investments - unaffiliated, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on Unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively in the Statements of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Argentina	–%	0.1%	–%	0.2%	–%	–%	–%	–%	–%
Australia	1.5	2.7	4.5	1.8	3.1	–	0.2	–	–
Austria	–	–	–	0.4	–	0.4	–	1.4	–
Belarus	–	–	–	0.1	–	–	–	–	–
Belgium	–	–	–	0.2	–	–	–	3.6	–
Bermuda	0.4	0.2	–	0.6	0.6	–	–	4.1	–
Brazil	1.5	4.1	3.1	1.6	1.1	0.7	–	–	–
Canada	15.1	3.5	12.1	4.1	3.9	–	0.2	3.5	0.4
Chile	–	0.1	–	–	–	–	–	–	–
China	–	0.9	–	1.4	1.4	0.4	–	–	–
Colombia	–	–	–	0.1	–	–	–	–	–
Croatia	–	–	–	0.2	–	–	–	–	–
Denmark	–	–	–	0.9	0.7	0.1	–	–	1.1
Egypt	–	0.1	–	–	–	–	–	–	–
Finland	–	–	–	0.5	0.7	–	–	2.0	–
France	2.0	1.6	4.2	2.9	4.0	8.6	0.1	8.9	2.3
Germany	–	4.9	1.0	5.8	2.0	5.0	–	–	3.4
Ghana	–	–	–	–	–	–	1.9	–	–
Greece	–	–	–	–	–	–	–	3.2	–
Hong Kong	0.9	2.1	2.1	1.8	3.8	2.5	–	4.0	–
Hungary	–	–	–	0.5	–	–	13.0	–	–
Iceland	–	–	–	–	–	–	2.2	–	–
India	–	0.9	–	0.9	0.2	0.4	–	–	–
Indonesia	–	0.2	–	0.3	–	–	–	–	–
Ireland	–	0.5	–	0.5	0.4	3.2	5.4	11.1	–
Israel	–	0.3	–	0.2	–	–	5.3	–	0.6
Italy	0.9	0.5	1.5	0.3	–	2.4	0.2	3.0	–
Japan	–	7.8	–	9.5	6.9	4.9	–	14.7	0.4
Kazakhstan	–	0.1	–	–	–	–	–	–	–
Latvia	–	–	–	–	–	–	1.1	–	–
Lithuania	–	–	–	–	–	–	1.1	–	–
Luxembourg	–	0.2	2.0	0.5	–	–	0.3	–	–
Malaysia	–	1.3	–	0.4	0.3	–	14.6	–	–
Mexico	–	0.4	–	1.4	0.2	–	6.6	–	–
Netherlands	–	0.8	–	2.2	3.8	6.9	–	5.5	2.3
New Zealand	–	–	–	0.1	–	–	–	–	–
Norway	–	0.3	–	0.1	0.5	0.8	–	–	0.1
Philippines	–	0.1	–	–	–	–	2.8	–	–
Poland	–	0.1	–	0.9	–	–	9.1	–	–
Russian Federation	–	0.8	–	1.0	1.0	0.8	2.2	–	–
Serbia & Montenegro	–	–	–	–	–	–	2.3	–	–
Singapore	–	2.1	–	1.0	0.8	2.0	1.1	1.5	–
South Africa	–	0.1	–	0.7	0.5	–	1.1	–	–
South Korea	–	1.3	–	2.4	3.1	2.6	13.6	3.5	0.2
Spain	–	0.3	4.1	0.6	–	0.6	0.2	1.4	–
Sweden	–	0.1	–	2.0	1.7	0.7	–	–	–
Switzerland	1.0	1.5	1.0	3.6	5.6	8.0	–	–	3.7
Taiwan	–	0.7	–	0.7	0.8	1.1	–	–	–
Thailand	–	0.3	–	0.1	–	–	–	–	–
Turkey	–	0.3	–	0.1	–	0.8	–	–	–
Ukraine	–	–	–	–	–	–	3.4	–	–
United Arab Emirates	–	0.5	0.9	0.1	–	–	–	–	–
United Kingdom	0.9	6.0	11.6	7.5	12.1	12.1	2.9	28.6	10.2
United States	75.8	52.2	51.9	39.7	40.8	35.0	9.1	–	75.3
Venezuela	–	–	–	0.1	–	–	–	–	–

Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/ Mellon Capital Management European 30 Fund
Argentina	–%	–%	–%	–%	–%	1.5%	–%	–%	–%
Australia	0.4	8.5	6.3	0.6	2.2	–	22.6	1.9	–
Austria	–	0.3	–	–	0.2	–	2.1	–	–
Belgium	–	–	2.1	–	0.9	–	0.5	–	3.0
Bermuda	0.3	–	–	–	–	–	–	0.3	–
Brazil	0.1	–	2.7	–	–	21.6	–	1.8	–
Canada	1.3	5.3	6.4	–	0.8	1.6	6.2	1.7	–
Cayman Islands	0.6	–	–	–	–	–	–	–	–
China	–	0.5	1.3	7.6	1.1	1.9	–	1.1	–
Colombia	0.5	–	–	–	–	0.1	–	–	–
Cyprus	–	–	–	–	–	0.1	–	–	–
Denmark	1.3	–	1.6	0.7	–	–	–	–	4.6
Egypt	–	–	–	–	–	2.5	–	–	–
Finland	–	0.5	–	–	1.2	–	–	1.7	–
France	0.1	3.8	6.8	1.8	9.9	0.6	3.6	2.6	15.2
Germany	0.7	0.9	6.4	7.9	9.7	–	8.6	5.8	6.6
Hong Kong	–	11.7	2.5	4.5	3.0	1.8	1.8	0.5	–
Hungary	–	–	–	–	–	1.1	–	–	–
India	–	–	0.9	–	–	4.7	0.5	0.4	–
Indonesia	–	–	–	–	–	6.6	–	–	–
Ireland	0.1	–	–	–	–	–	1.8	–	–
Israel	–	–	1.9	–	0.8	–	–	–	–
Italy	–	0.1	–	0.8	1.4	–	–	0.6	9.9
Japan	0.3	8.6	10.0	–	22.2	–	3.1	14.7	–
Jersey	0.1	–	–	–	–	–	–	–	–
Luxembourg	0.2	–	–	–	–	0.6	–	–	–
Macau	–	–	–	5.5	–	–	–	–	–
Malaysia	–	–	–	–	–	0.7	3.1	–	–
Mexico	0.8	–	3.7	–	–	5.3	–	–	–
Netherlands	1.2	0.7	4.5	2.3	9.9	–	–	–	10.8
New Zealand	0.1	–	–	–	0.7	–	–	–	–
Norway	3.9	0.1	–	2.6	0.8	–	–	–	–
Pakistan	–	–	–	–	–	1.4	–	–	–
Philippines	–	–	–	–	–	2.4	–	–	–
Qatar	0.5	–	–	–	–	–	–	–	–
Russian Federation	0.3	–	1.0	–	–	7.5	0.3	0.7	–
Singapore	–	3.7	2.6	–	–	–	7.3	0.9	–
South Africa	1.4	–	–	–	0.7	11.3	–	–	–
South Korea	–	–	2.7	2.0	2.6	13.7	–	–	–
Spain	–	–	0.6	–	3.0	–	0.5	1.4	–
Sweden	0.4	0.9	3.3	1.1	2.9	–	–	–	3.5
Switzerland	0.1	1.4	8.8	3.3	4.3	–	–	2.8	16.7
Taiwan	–	–	1.5	–	0.8	4.6	–	–	–
Thailand	–	–	–	–	–	3.5	–	1.4	–
Turkey	–	–	0.7	–	–	4.9	–	–	–
United Arab Emirates	0.1	–	–	–	–	–	1.4	–	–
United Kingdom	1.7	5.0	21.4	–	20.9	–	15.1	4.3	29.3
United States	83.3	48.0	0.3	59.3	–	–	21.5	55.4	0.4
Venezuela	0.2	–	–	–	–	–	–	–	–

Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund
Argentina	–%	–%	–%	0.2%	–%	–%	–%	–%
Australia	31.3	8.6	–	–	–	–	4.3	1.3
Austria	–	0.2	–	–	–	–	–	–
Belgium	–	0.9	–	–	–	–	–	–
Brazil	–	–	14.6	4.1	–	–	0.4	1.6
Canada	–	–	–	–	–	–	0.5	3.6
Cayman Islands	–	–	–	–	–	–	0.4	0.1
Chile	–	–	1.8	–	–	–	–	0.2
China	–	–	10.3	–	13.7	28.0	–	–
Colombia	–	–	1.0	–	–	–	–	–
Czech Republic	–	–	0.3	–	–	–	–	–
Denmark	–	1.0	–	0.6	–	–	0.1	–
Egypt	–	–	0.3	–	–	–	–	–
European Union	–	–	–	–	–	–	–	–
Finland	–	0.8	–	0.7	–	–	–	–
France	–	8.7	–	5.8	–	–	0.7	0.5
Germany	–	7.8	–	9.7	–	–	0.5	0.3
Greece	–	0.1	–	–	–	–	–	–
Guernsey	–	0.1	–	–	–	–	–	–
Hong Kong	6.4	2.8	7.2	–	23.7	25.5	–	0.1
Hungary	–	–	0.3	–	–	–	–	–
India	–	–	6.1	2.0	10.2	46.5	–	0.4
Indonesia	–	–	2.9	–	3.8	–	–	0.2
Ireland	–	0.3	–	0.6	–	–	0.1	–
Israel	–	0.6	–	–	–	–	–	–
Italy	–	2.2	–	1.5	–	–	0.7	0.2
Japan	48.6	21.6	–	9.6	–	–	–	0.3
Jersey	–	0.1	–	–	–	–	–	–
Luxembourg	–	0.4	–	–	–	–	0.1	–
Macau	–	0.1	–	–	–	–	–	–
Malaysia	–	–	3.5	–	4.0	–	–	–
Mexico	–	–	4.6	3.5	–	–	0.4	0.9
Morocco	–	–	0.2	–	–	–	–	–
Netherlands	–	5.2	–	2.7	–	–	1.9	0.6
New Zealand	4.4	0.1	–	–	–	–	0.1	0.2
Norway	–	0.9	–	–	–	–	–	–
Peru	–	–	0.5	–	–	–	–	–
Philippines	–	–	0.7	–	0.5	–	–	–
Poland	–	–	1.3	–	–	–	–	–
Portugal	–	0.2	–	–	–	–	–	–
Russian Federation	–	–	6.2	–	–	–	0.1	0.9
Singapore	5.7	1.7	–	–	5.9	–	–	–
South Africa	–	–	7.7	–	–	–	–	–
South Korea	–	–	14.7	0.6	21.3	–	–	0.7
Spain	–	3.3	–	2.8	–	–	1.0	1.0
Sweden	–	3.0	–	6.7	–	–	0.6	0.4
Switzerland	–	8.7	–	4.8	–	–	0.6	0.3
Taiwan	–	–	10.7	1.3	14.0	–	–	–
Thailand	–	–	1.9	–	2.9	–	–	–
Turkey	–	–	1.2	–	–	–	–	–
United Kingdom	–	20.6	–	2.0	–	–	3.9	3.5
United States	3.6	–	2.0	40.8	–	–	83.6	82.7

Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

JNL/Red Rocks Listed Private Equity Fund
Belgium	6.0%
Bermuda	2.8
Brazil	1.3
Canada	5.8
Cayman Islands	1.3
China	3.0
Denmark	1.6
France	9.8
Germany	2.8
Guernsey	12.2
Japan	1.1
Norway	0.9
South Africa	1.5
Sweden	3.7
Switzerland	3.3
United Kingdom	26.3
United States	16.6

Total Long-Term Investments	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (continued)

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* : (continued)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$130,269	$460,624	$213,241	$–	$–
Investments - affiliated, at value (b)	403,849	339,899	–	–	–	275,290	910,492
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	403,849	339,899	130,269	460,624	213,241	275,290	910,492
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	–	–	–	–	–	89	–
Receivable for fund shares sold	1,511	898	476	1,904	420	478	1,438
Receivable from adviser	149	157	66	152	98	183	–
Receivable for dividends and interest	–	–	–	–	–	–	–
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	405,509	340,954	130,811	462,680	213,759	276,040	911,930

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	231	200	82	266	151	240	97
Payable for administrative fees	49	43	16	57	27	34	39
Payable for 12b-1 fee (Class A)	83	71	27	95	44	57	–
Payable for investment securities purchased	407	847	467	1,666	387	–	1,127
Payable for fund shares redeemed	1,104	51	10	238	33	567	311
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	1	1	1	2	1	1	7
Payable for other expenses	2	1	–	1	1	1	2
Payable for variation margin	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	–	–

Total liabilities	1,877	1,214	603	2,325	644	900	1,583

Net assets	$403,632	$339,740	$130,208	$460,355	$213,115	$275,140	$910,347

Net assets consist of:
Paid-in capital	$399,052	$335,537	$149,286	$459,062	$237,358	$302,119	$875,941
Undistributed (excess of distributions over) net investment income	5,803	8,321	1,263	5,711	3,390	3,988	19,111
Accumulated net realized gain (loss)	578	3,548	1,496	688	548	1,566	29,290
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,801)	(7,666)	(21,837)	(5,106)	(28,181)	(32,533)	(13,995)

	$403,632	$339,740	$130,208	$460,355	$213,115	$275,140	$910,347

Class A
Net assets	$403,577	$339,564	$130,159	$460,263	$213,058	$275,059	$910,347
Shares outstanding (no par value), unlimited shares authorized	39,540	31,395	14,539	45,260	23,077	28,395	65,862
Net asset value per share	$10.21	$10.82	$8.95	$10.17	$9.23	$9.69	$13.82

Class B
Net assets	$55	$176	$49	$92	$57	$81	n/a
Shares outstanding (no par value), unlimited shares authorized	5	16	5	9	6	8	n/a
Net asset value per share	$10.25	$10.86	$8.99	$10.20	$9.28	$9.73	n/a

(a) Investments - unaffiliated, at cost	$–	$–	$152,106	$465,730	$241,422	$–	$–
(b) Investments - affiliated, at cost	405,650	347,565	–	–	–	307,823	924,487

(c) Total investments, at cost	$405,650	$347,565	$152,106	$465,730	$241,422	$307,823	$924,487

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$–	$–	$–	$–	$233,066
Investments - affiliated, at value (b)	1,389,979	1,817,047	987,003	462,800	509,441	181,762	210,041
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	1,389,979	1,817,047	987,003	462,800	509,441	181,762	443,107
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	1,926
Receivable for investments sold	–	–	337	–	–	11	1,406
Receivable for fund shares sold	2,104	1,670	91	547	787	4	384
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	–	–	–	–	–	6
Receivable for variation margin	–	–	–	–	–	–	731
Receivable for deposits with brokers	–	–	–	–	–	–	13,996
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	8,887
Unrealized appreciation on swap agreements	–	–	–	–	–	–	328
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,392,083	1,818,717	987,431	463,347	510,228	181,777	470,771

Liabilities
Cash overdraft	–	–	–	–	–	–	1,746
Payable for advisory fees	137	173	105	50	55	20	357
Payable for administrative fees	58	76	42	19	20	8	74
Payable for 12b-1 fee (Class A)	–	–	–	–	–	–	75
Payable for investment securities purchased	1,727	884	–	402	719	–	1,408
Payable for fund shares redeemed	377	787	428	146	68	15	177
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	11	13	9	6	7	2	1
Payable for other expenses	3	3	2	1	1	–	–
Payable for variation margin	–	–	–	–	–	–	398
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	6,689
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	–	–

Total liabilities	2,313	1,936	586	624	870	45	10,925

Net assets	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,846

Net assets consist of:
Paid-in capital	$1,347,915	$1,783,221	$978,574	$440,506	$489,922	$178,417	$468,800
Undistributed (excess of distributions over) net investment income	30,700	44,023	22,938	9,954	9,838	3,201	(2,424)
Accumulated net realized gain (loss)	52,158	64,970	48,720	19,961	17,479	6,200	(12,957)
Net unrealized appreciation (depreciation) on investments and foreign currency	(41,003)	(75,433)	(63,387)	(7,698)	(7,881)	(6,086)	6,427

	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,846

Class A
Net assets	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,751
Shares outstanding (no par value), unlimited shares authorized	96,859	124,044	65,583	47,194	57,080	22,231	48,588
Net asset value per share	$14.35	$14.65	$15.05	$9.80	$8.92	$8.17	$9.46

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	$95
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	10
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a	$9.47

(a) Investments - unaffiliated, at cost	$–	$–	$–	$–	$–	$–	$233,066
(b) Investments - affiliated, at cost	1,430,982	1,892,480	1,050,390	470,498	517,322	187,848	210,041

(c) Total investments, at cost	$1,430,982	$1,892,480	$1,050,390	$470,498	$517,322	$187,848	$443,107

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	1,957
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(h)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund
Assets
Investments - unaffiliated, at value (a) (d)	$823,708	$517,305	$121,995	$358,068	$290,305	$431,482	$227,437
Investments - affiliated, at value (b)	240,399	39,113	8,487	34,608	20,916	40,090	21,420
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	1,064,107	556,418	130,482	392,676	311,221	471,572	248,857
Cash	33	1,705	7	31	–	–	–
Foreign currency (e)	212	951	–	18	22	–	–
Receivable for investments sold	56	3,503	1,849	191	472	382	–
Receivable for fund shares sold	1,044	2,553	155	158	110	204	216
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	464	1,337	196	1,900	416	344	438
Receivable for variation margin	–	66	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	1,238	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	272	–	531	–	–	–
Unrealized appreciation on swap agreements	–	88	–	–	–	–	–
Swap premiums paid	–	11	–	–	–	–	–
Other assets	–	2	–	–	–	–	–

Total assets	1,065,916	568,144	132,689	395,505	312,241	472,502	249,511

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	563	303	51	205	184	254	125
Payable for administrative fees	134	61	10	47	39	37	20
Payable for 12b-1 fee (Class A)	179	81	13	63	51	76	40
Payable for investment securities purchased	56	15,055	5,182	4,015	700	361	6,710
Payable for fund shares redeemed	760	573	47	146	198	231	112
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	20	1	–	10	11	18	6
Payable for other expenses	3	11	–	15	15	8	1
Payable for variation margin	–	15	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	1,314	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	164	–	127	–	–	–
Unrealized depreciation on swap agreements	–	24	–	–	–	–	–
Swap premiums received	–	4	–	–	–	–	–
Payable upon return of securities loaned	11,036	37,124	–	19,359	11,413	21,115	–

Total liabilities	12,751	54,730	5,303	23,987	12,611	22,100	7,014

Net assets	$1,053,165	$513,414	$127,386	$371,518	$299,630	$450,402	$242,497

Net assets consist of:
Paid-in capital	$1,076,240	$521,513	$122,978	$402,656	$340,354	$368,489	$239,724
Undistributed (excess of distributions over) net investment income	(489)	(178)	87	7,286	3,951	695	1,914
Accumulated net realized gain (loss)	(21,929)	(5,774)	–	(42,001)	(65,722)	36,500	(9,738)
Net unrealized appreciation (depreciation) on investments and foreign currency	(657)	(2,147)	4,321	3,577	21,047	44,718	10,597

	$1,053,165	$513,414	$127,386	$371,518	$299,630	$450,402	$242,497

Class A
Net assets	$1,052,317	$513,329	$127,282	$371,075	$299,322	$450,150	$242,320
Shares outstanding (no par value), unlimited shares authorized	103,711	51,812	12,284	41,376	13,625	21,155	33,503
Net asset value per share	$10.15	$9.91	$10.36	$8.97	$21.97	$21.28	$7.23

Class B
Net assets	$848	$85	$104	$443	$308	$252	$177
Shares outstanding (no par value), unlimited shares authorized	83	9	10	48	14	12	23
Net asset value per share	$10.20	$9.94	$10.36	$9.18	$22.17	$21.69	$7.56

(a) Investments - unaffiliated, at cost	$824,360	$519,713	$117,676	$354,821	$269,245	$386,749	$216,840
(b) Investments - affiliated, at cost	240,405	39,376	8,487	34,619	20,924	40,105	21,420

(c) Total investments, at cost	$1,064,765	$559,089	$126,163	$389,440	$290,169	$426,854	$238,260

(d) Including value of securities on loan	$10,608	$35,933	$–	$18,675	$11,014	$20,744	$–
(e) Foreign currency, at cost	212	949	–	18	22	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	1,639	–	–	–	–	–
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund		JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Assets
Investments - unaffiliated, at value (a) (d)	$813,988		$–	$491,210	$206,541	$1,163,535	$206,375	$625,437
Investments - affiliated, at value (b)	68,998		1,065,185	39,346	21,049	313,357	40,014	57,613
Repurchase agreements	–		–	–	–	–	–	–

Total investments, at value (c)	882,986		1,065,185	530,556	227,590	1,476,892	246,389	683,050
Cash	–		–	–	404	355	–	441
Foreign currency (e)	–		–	526	571	42	337	4,927
Receivable for investments sold	–		–	35	12,558	–	311	493
Receivable for fund shares sold	3,078		1,184	1,331	225	1,856	100	628
Receivable from adviser	–		–	–	–	–	–	–
Receivable for dividends and interest	111		–	1,175	3,098	14,909	961	2,052
Receivable for variation margin	–		–	–	–	–	–	–
Receivable for deposits with brokers	–		–	–	–	–	–	–
Receivable for deposits with counterparties	–		–	–	383	–	–	–
Unrealized appreciation on forward foreign currency contracts	–		–	–	1,853	–	–	5,150
Unrealized appreciation on swap agreements	–		–	–	–	–	–	–
Swap premiums paid	–		–	–	–	–	–	–
Other assets	–		–	–	–	–	–	1

Total assets	886,175		1,066,369	533,623	246,682	1,494,054	248,098	696,742

Liabilities
Cash overdraft	–		–	–	–	–	–	–
Payable for advisory fees	468		–	305	93	669	175	423
Payable for administrative fees	68		44	64	18	103	27	57
Payable for 12b-1 fee (Class A)	136		–	86	25	209	37	115
Payable for investment securities purchased	14,328		958	18	6,267	2,450	214	1,647
Payable for fund shares redeemed	968		227	287	25	565	103	37
Payable for dividends on securities sold short	–		–	–	–	–	–	–
Payable for interest expense and brokerage charges	–		–	–	–	–	–	–
Payable for trustee fees	13		29	13	–	26	4	15
Payable for other expenses	2		2	18	–	2	8	19
Payable for variation margin	–		–	–	–	–	–	–
Payable for deposits from counterparties	–		–	–	383	–	–	–
Investment in forward sales commitments, at value (f)	–		–	–	–	–	–	–
Options written, at value (g)	–		–	–	–	–	–	45
Unrealized depreciation on forward foreign currency contracts	–		–	–	179	–	–	774
Unrealized depreciation on swap agreements	–		–	–	–	–	–	–
Swap premiums received	–		–	–	–	–	–	–
Payable upon return of securities loaned	49,180		–	17,809	–	234,830	27,521	2,953

Total liabilities	65,163		1,260	18,600	6,990	238,854	28,089	6,085

Net assets	$821,012		$1,065,109	$515,023	$239,692	$1,255,200	$220,009	$690,657

Net assets consist of:
Paid-in capital	$776,188		$1,204,971	$609,839	$238,147	$1,306,284	$244,548	$749,703
Undistributed (excess of distributions over) net investment income	164		25,286	8,954	466	68,942	3,218	6,051
Accumulated net realized gain (loss)	5,897		(78,585)	(25,217)	30	(69,016)	(1,499)	(74,162)
Net unrealized appreciation (depreciation) on investments and foreign currency	38,763		(86,563)	(78,553)	1,049	(51,010)	(26,258)	9,065

	$821,012		$1,065,109	$515,023	$239,692	$1,255,200	$220,009	$690,657

Class A
Net assets	$820,374		$1,065,109	$514,730	$239,591	$1,254,686	$219,846	$690,280
Shares outstanding (no par value), unlimited shares authorized	40,699		124,142	68,463	23,803	126,264	31,889	83,983
Net asset value per share	$20.16		$8.58	$7.52	$10.07	$9.94	$6.89	$8.22

Class B
Net assets	$638	$	n/a	$293	$101	$514	$163	$377
Shares outstanding (no par value), unlimited shares authorized	31		n/a	39	10	54	23	46
Net asset value per share	$20.57		$n/a	$7.53	$10.07	$9.59	$6.94	$8.27

(a) Investments - unaffiliated, at cost	$775,210		$–	$569,741	$207,171	$1,214,497	$232,626	$620,616
(b) Investments - affiliated, at cost	69,013		1,151,748	39,349	21,049	313,378	40,016	57,613

(c) Total investments, at cost	$844,223		$1,151,748	$609,090	$228,220	$1,527,875	$272,642	$678,229

(d) Including value of securities on loan	$47,966		$–	$16,889	$–	$228,737	$26,225	$2,895
(e) Foreign currency, at cost	–		–	534	578	42	336	4,973
(f) Proceeds from forward sales commitments	–		–	–	–	–	–	–
(g) Premiums from options written	–		–	–	–	–	–	32

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$389,768	$1,056,779	$651,117	$707,429	$120,323	$706,177	$584,604
Investments - affiliated, at value (b)	43,814	194,786	132,218	39,030	3,558	68,786	85,322
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	433,582	1,251,565	783,335	746,459	123,881	774,963	669,926
Cash	–	650	1,225	4	–	–	–
Foreign currency (e)	–	425	342	–	–	20	1,208
Receivable for investments sold	51	354,933	22,535	839	361	–	3,924
Receivable for fund shares sold	454	1,460	723	844	46	626	601
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	356	5,845	8,080	1,602	242	3,251	1,082
Receivable for variation margin	–	214	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	3,058	1,304	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	689	9,053	–	–	–	–
Unrealized appreciation on swap agreements	–	4,467	522	–	–	–	–
Swap premiums paid	–	4,283	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	434,443	1,627,589	827,119	749,748	124,530	778,860	676,741

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	277	510	476	435	66	431	349
Payable for administrative fees	33	89	100	62	13	92	81
Payable for 12b-1 fee (Class A)	68	178	134	121	16	122	107
Payable for investment securities purchased	3,541	401,513	22,535	9,152	799	–	8,701
Payable for fund shares redeemed	446	762	590	543	72	533	443
Payable for dividends on securities sold short	–	–	–	–	33	–	–
Payable for interest expense and brokerage charges	–	–	–	–	19	–	–
Payable for trustee fees	7	30	9	11	3	13	18
Payable for other expenses	1	2	2	2	–	20	28
Payable for variation margin	–	79	–	–	–	–	–
Payable for deposits from counterparties	–	3,058	1,304	–	–	–	–
Investment in forward sales commitments/securities sold short, at value (f)	–	85,943	–	–	25,105	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	971	9,107	–	–	–	–
Unrealized depreciation on swap agreements	–	4,420	2,490	–	–	–	–
Swap premiums received	–	2,146	449	–	–	–	–
Payable upon return of securities loaned	16,005	132,487	6,761	5,280	–	54,086	30,553

Total liabilities	20,378	632,188	43,957	15,606	26,126	55,297	40,280

Net assets	$414,065	$995,401	$783,162	$734,142	$98,404	$723,563	$636,461

Net assets consist of:
Paid-in capital	$391,445	$951,968	$803,998	$762,859	$103,883	$804,413	$721,265
Undistributed (excess of distributions over) net investment income	2,011	20,239	(2,925)	(10)	455	7,026	11,372
Accumulated net realized gain (loss)	(130)	29,512	15,723	(20,932)	(5,511)	(51,855)	(105,567)
Net unrealized appreciation (depreciation) on investments and foreign currency	20,739	(6,318)	(33,634)	(7,775)	(423)	(36,021)	9,391

	$414,065	$995,401	$783,162	$734,142	$98,404	$723,563	$636,461

Class A
Net assets	$413,671	$995,144	$782,878	$725,310	$98,233	$722,875	$636,015
Shares outstanding (no par value), unlimited shares authorized	38,692	81,434	65,059	75,848	13,439	93,249	66,508
Net asset value per share	$10.69	$12.22	$12.03	$9.56	$7.31	$7.75	$9.56

Class B
Net assets	$394	$257	$284	$8,832	$171	$688	$446
Shares outstanding (no par value), unlimited shares authorized	37	21	23	922	23	88	45
Net asset value per share	$10.66	$12.40	$12.09	$9.57	$7.36	$7.82	$10.01

(a) Investments - unaffiliated, at cost	$369,020	$1,062,844	$682,334	$715,198	$120,714	$742,192	$575,189
(b) Investments - affiliated, at cost	43,823	194,791	132,218	39,036	3,558	68,799	85,335

(c) Total investments, at cost	$412,843	$1,257,635	$814,552	$754,234	$124,272	$810,991	$660,524

(d) Including value of securities on loan	$15,395	$129,945	$5,993	$5,134	$–	$51,608	$29,469
(e) Foreign currency, at cost	–	414	341	–	–	20	1,227
(f) Proceeds from forward sales commitments/securities sold short	–	85,589	–	–	25,073	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Assets
Investments - unaffiliated, at value (a) (d)	$912,820	$174,114	$1,440,311	$576,131	$431,051	$1,295,356	$1,151,139
Investments - affiliated, at value (b)	45,045	12,596	163,456	33,180	44,124	160,270	60,883
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	957,865	186,710	1,603,767	609,311	475,175	1,455,626	1,212,022
Cash	–	–	–	–	–	11	–
Foreign currency (e)	–	–	–	146	–	–	11,070
Receivable for investments sold	3,403	321	–	–	1,569	–	988
Receivable for fund shares sold	1,280	155	1,400	623	662	2,828	922
Receivable from adviser	–	–	–	–	–	–	8
Receivable for dividends and interest	337	65	954	1,636	185	5,935	1,304
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	4,879	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	9,195	2,772	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	962,885	187,251	1,620,195	614,488	477,591	1,464,400	1,226,314

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	530	128	1,178	323	249	450	878
Payable for administrative fees	80	15	204	74	37	116	152
Payable for 12b-1 fee (Class A)	161	30	273	98	73	234	202
Payable for investment securities purchased	3,047	242	–	–	2,169	25,869	921
Payable for fund shares redeemed	986	109	490	287	470	2,331	714
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	24	4	11	21	8	26	24
Payable for other expenses	2	–	25	39	18	2	27
Payable for variation margin	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	4,879	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	2,789	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	5,963	1,559	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	3,074	7,937	–	25,514	35,372	40,073	52,243

Total liabilities	7,904	8,465	15,812	27,915	38,396	69,101	55,161

Net assets	$954,981	$178,786	$1,604,383	$586,573	$439,195	$1,395,299	$1,171,153

Net assets consist of:
Paid-in capital	$898,933	$160,780	$1,672,419	$835,799	$475,670	$1,258,567	$1,235,976
Undistributed (excess of distributions over) net investment income	(23)	(3)	(1,182)	19,308	(7)	36,017	27,281
Accumulated net realized gain (loss)	26,079	11,739	(78,144)	(216,830)	(32,479)	(2,021)	22,425
Net unrealized appreciation (depreciation) on investments and foreign currency	29,992	6,270	11,290	(51,704)	(3,989)	102,736	(114,529)

	$954,981	$178,786	$1,604,383	$586,573	$439,195	$1,395,299	$1,171,153

Class A
Net assets	$954,232	$178,378	$1,603,982	$586,075	$439,008	$1,393,976	$1,170,395
Shares outstanding (no par value), unlimited shares authorized	81,347	14,209	151,837	92,298	23,305	100,298	119,071
Net asset value per share	$11.73	$12.55	$10.56	$6.35	$18.84	$13.90	$9.83

Class B
Net assets	$749	$408	$401	$498	$187	$1,323	$758
Shares outstanding (no par value), unlimited shares authorized	63	32	38	77	10	91	77
Net asset value per share	$11.83	$12.79	$10.60	$6.48	$18.98	$14.50	$9.87

(a) Investments - unaffiliated, at cost	$882,823	$167,840	$1,433,693	$628,998	$435,035	$1,192,576	$1,265,817
(b) Investments - affiliated, at cost	45,050	12,600	163,456	33,191	44,129	160,314	60,894

(c) Total investments, at cost	$927,873	$180,440	$1,597,149	$662,189	$479,164	$1,352,890	$1,326,711

(d) Including value of securities on loan	$2,929	$7,744	$–	$24,627	$34,004	$39,369	$50,056
(e) Foreign currency, at cost	–	–	–	151	–	–	10,906
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	4,256	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$212,358	$269,452	$34,921	$–	$–	$21,392	$81,612
Investments - affiliated, at value (b)	12,444	36,809	1,608	276,406	423,527	532	6,532
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	224,802	306,261	36,529	276,406	423,527	21,924	88,144
Cash	–	–	1	–	–	–	–
Foreign currency (e)	–	353	957	–	–	6	29
Receivable for investments sold	2,282	496	–	721	–	67	–
Receivable for fund shares sold	309	344	89	21	1,440	21	99
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	140	157	34	–	–	43	172
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	227,533	307,611	37,610	277,148	424,967	22,061	88,444

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	132	200	26	–	–	7	22
Payable for administrative fees	18	35	4	11	18	3	12
Payable for 12b-1 fee (Class A)	37	47	6	–	–	3	12
Payable for investment securities purchased	3,095	2,357	100	–	507	134	–
Payable for fund shares redeemed	113	200	6	742	932	12	24
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	8	2	1	6	6	1	1
Payable for other expenses	1	26	17	1	1	–	–
Payable for variation margin	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	472	29,014	940	–	–	447	6,501

Total liabilities	3,876	31,881	1,100	760	1,464	607	6,572

Net assets	$223,657	$275,730	$36,510	$276,388	$423,503	$21,454	$81,872

Net assets consist of:
Paid-in capital	$272,213	$275,864	$38,857	$279,586	$391,591	$24,562	$80,973
Undistributed (excess of distributions over) net investment income	621	1,308	39	7,113	7,659	971	1,711
Accumulated net realized gain (loss)	(53,269)	5,384	(1,102)	(31,944)	1,440	(263)	1,303
Net unrealized appreciation (depreciation) on investments and foreign currency	4,092	(6,826)	(1,284)	21,633	22,813	(3,816)	(2,115)

	$223,657	$275,730	$36,510	$276,388	$423,503	$21,454	$81,872

Class A
Net assets	$223,465	$275,623	$36,375	$276,388	$423,503	$21,311	$81,702
Shares outstanding (no par value), unlimited shares authorized	20,569	20,963	3,490	34,848	45,483	2,165	6,879
Net asset value per share	$10.86	$13.15	$10.42	$7.93	$9.31	$9.84	$11.88

Class B
Net assets	$192	$107	$135	n/a	n/a	$143	$170
Shares outstanding (no par value), unlimited shares authorized	18	8	13	n/a	n/a	14	14
Net asset value per share	$10.96	$13.21	$10.44	n/a	n/a	$9.88	$11.93

(a) Investments - unaffiliated, at cost	$208,260	$276,263	$36,215	$–	$–	$25,207	$83,729
(b) Investments - affiliated, at cost	12,450	36,809	1,608	254,773	400,714	532	6,532

(c) Total investments, at cost	$220,710	$313,072	$37,823	$254,773	$400,714	$25,739	$90,261

(d) Including value of securities on loan	$462	$28,146	$911	$–	$–	$429	$6,231
(e) Foreign currency, at cost	–	352	950	–	–	6	29
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,090,278	$646,556	$760,659	$1,139,236	$1,549,860	$97,895	$485,693
Investments - affiliated, at value (b)	46,935	41,590	81,417	89,884	153,328	3,856	22,322
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	1,137,213	688,146	842,076	1,229,120	1,703,188	101,751	508,015
Cash	17	13	11	6	370	1,120	–
Foreign currency (e)	–	–	5	4,067	–	2,206	–
Receivable for investments sold	163	352	57	–	39,708	699	–
Receivable for fund shares sold	1,164	1,158	883	1,725	2,224	361	400
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	1,644	655	1,066	2,347	10,532	58	1
Receivable for variation margin on futures and options	–	–	–	187	–	2	1,442
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	131	–	–	10,080
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,140,201	690,324	844,098	1,237,583	1,756,022	106,197	519,938

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	245	157	177	263	339	33	432
Payable for administrative fees	94	56	64	147	130	13	65
Payable for 12b-1 fee (Class A)	186	112	128	192	259	17	86
Payable for investment securities purchased	–	1,262	5	–	95,028	5,436	–
Payable for fund shares redeemed	915	733	751	642	1,859	37	208
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	18	–	–
Payable for trustee fees	39	19	21	28	28	–	3
Payable for other expenses	3	2	18	110	3	21	1
Payable for variation margin	165	82	49	10	–	–	1,266
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	6,977	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	142	–	–	2,293
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	5,512	23,197	70,963	71,819	97,507	1,987	–

Total liabilities	7,159	25,620	72,176	73,353	202,148	7,544	4,354

Net assets	$1,133,042	$664,704	$771,922	$1,164,230	$1,553,874	$98,653	$515,584

Net assets consist of:
Paid-in capital	$1,021,541	$635,071	$727,401	$1,327,447	$1,468,339	$107,554	$502,968
Undistributed (excess of distributions over) net investment income	489	3,760	4,962	3,655	9,621	135	(7,790)
Accumulated net realized gain (loss)	(18,864)	3,392	(4,346)	(17,888)	(129)	(1,911)	6,498
Net unrealized appreciation (depreciation) on investments and foreign currency	129,876	22,481	43,905	(148,984)	76,043	(7,125)	13,908

	$1,133,042	$664,704	$771,922	$1,164,230	$1,553,874	$98,653	$515,584

Class A
Net assets	$1,118,932	$658,163	$761,311	$1,144,242	$1,549,529	$98,562	$515,337
Shares outstanding (no par value), unlimited shares authorized	106,719	51,412	65,881	107,776	127,917	10,859	48,737
Net asset value per share	$10.48	$12.80	$11.56	$10.62	$12.11	$9.08	$10.57

Class B
Net assets	$14,110	$6,541	$10,611	$19,988	$4,345	$91	$247
Shares outstanding (no par value), unlimited shares authorized	1,321	504	908	1,824	348	10	23
Net asset value per share	$10.68	$12.98	$11.69	$10.96	$12.48	$9.08	$10.62

(a) Investments - unaffiliated, at cost	$959,579	$624,208	$716,746	$1,288,453	$1,473,761	$105,020	$485,338
(b) Investments - affiliated, at cost	48,131	41,614	81,450	89,860	153,351	3,856	22,322

(c) Total investments, at cost	$1,007,710	$665,822	$798,196	$1,378,313	$1,627,112	$108,876	$507,660

(d) Including value of securities on loan	$5,347	$22,594	$68,417	$68,837	$95,444	$1,851	$–
(e) Foreign currency, at cost	–	–	5	4,041	–	2,209	–
(f) Proceeds from forward sales commitments	–	–	–	–	6,944	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China- India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$536,352	$106,564	$281,212	$4,221,793	$4,940,192	$453,518	$1,185,004
Investments - affiliated, at value (b)	16,530	5,390	38,886	88,908	194,917	–	406,026
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	552,882	111,954	320,098	4,310,701	5,135,109	453,518	1,591,030
Cash	–	–	–	–	–	1,653	–
Foreign currency (e)	–	257	354	1,193	6,439	–	–
Receivable for investments sold	260	1,987	–	53,615	493,851	–	–
Receivable for fund shares sold	738	92	386	3,984	5,207	205	3,863
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	418	4	–	18,991	30,286	1,773	23,433
Receivable for variation margin on futures and swaps	–	–	–	405	1,768	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	18,838	28,661	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	12,200	16,405	–	–
Unrealized appreciation on swap agreements	–	–	–	2,480	14,934	–	–
Swap premiums paid	–	–	–	4,362	9,524	–	–
Other assets	–	–	–	–	–	–	–

Total assets	554,298	114,294	320,838	4,426,769	5,742,184	457,149	1,618,326

Liabilities
Cash overdraft	–	–	–	12,257	19,330	–	–
Payable for advisory fees	301	84	226	1,098	1,645	252	464
Payable for administrative fees	69	14	50	226	329	58	105
Payable for 12b-1 fee (Class A)	92	19	50	453	655	77	209
Payable for investment securities purchased	–	843	–	1,551,065	1,482,854	10,861	–
Payable for fund shares redeemed	284	74	175	1,574	4,290	178	440
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	169	–	–	–
Payable for trustee fees	13	2	6	40	80	1	21
Payable for other expenses	16	34	31	5	79	6	2
Payable for variation margin on futures and swaps	–	–	–	18	–	–	–
Payable for deposits from counterparties	–	–	–	18,838	28,661	–	–
Investment in forward sales commitments, at value (f)	–	–	–	29,577	122,729	–	–
Options written, at value (g)	–	–	–	851	2,044	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	7,846	7,914	–	–
Unrealized depreciation on swap agreements	–	–	–	3,497	10,671	–	–
Swap premiums received	–	–	–	155	4,726	–	–
Payable upon return of securities loaned	6,162	4,524	27,483	84,046	194,917	–	347,327

Total liabilities	6,937	5,594	28,021	1,711,715	1,880,924	11,433	348,568

Net assets	$547,361	$108,700	$292,817	$2,715,054	$3,861,260	$445,716	$1,269,758

Net assets consist of:
Paid-in capital	$569,652	$120,165	$354,534	$2,533,145	$3,774,395	$444,275	$1,290,693
Undistributed (excess of distributions over) net investment income	5,802	882	2,534	45,491	5,784	15,174	3,784
Accumulated net realized gain (loss)	(17,422)	3,411	(6,609)	135,327	(9,451)	(2,879)	(27,578)
Net unrealized appreciation (depreciation) on investments and foreign currency	(10,671)	(15,758)	(57,642)	1,091	90,532	(10,854)	2,859

	$547,361	$108,700	$292,817	$2,715,054	$3,861,260	$445,716	$1,269,758

Class A
Net assets	$546,730	$108,550	$292,573	$2,714,541	$3,843,292	$445,716	$1,261,007
Shares outstanding (no par value), unlimited shares authorized	57,278	15,389	48,564	211,650	305,867	44,269	193,688
Net asset value per share	$9.55	$7.05	$6.02	$12.83	$12.57	$10.07	$6.51

Class B
Net assets	$631	$150	$244	$513	$17,968	n/a	$8,751
Shares outstanding (no par value), unlimited shares authorized	65	21	40	40	1,344	n/a	1,210
Net asset value per share	$9.66	$7.07	$6.07	$12.93	$13.37	n/a	$7.23

(a) Investments - unaffiliated, at cost	$547,009	$122,322	$338,852	$4,227,112	$4,877,618	$464,372	$1,182,133
(b) Investments - affiliated, at cost	16,538	5,390	38,887	88,908	194,917	–	406,038

(c) Total investments, at cost	$563,547	$127,712	$377,739	$4,316,020	$5,072,535	$464,372	$1,588,171

(d) Including value of securities on loan	$5,945	$4,254	$25,794	$82,280	$190,099	$–	$339,512
(e) Foreign currency, at cost	–	257	355	1,196	6,462	–	–
(f) Proceeds from forward sales commitments	–	–	–	28,195	122,299	–	–
(g) Premiums from options written	–	–	–	1,785	8,039	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$117,505	$74,078	$102,468	$597,968	$–	$–	$–
Investments - affiliated, at value (b)	9,040	6,168	1,913	15,456	1,298,504	2,129,781	3,520,201
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	126,545	80,246	104,381	613,424	1,298,504	2,129,781	3,520,201
Cash	17	9	–	–	–	–	–
Foreign currency (e)	–	–	–	180	–	–	–
Receivable for investments sold	–	–	–	1,136	–	2,067	–
Receivable for fund shares sold	160	180	32	419	1,570	2,006	5,839
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	204	83	214	1,140	–	–	–
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	126,926	80,518	104,627	616,299	1,300,074	2,133,854	3,526,040

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	73	45	48	435	108	164	257
Payable for administrative fees	10	5	9	80	54	89	147
Payable for 12b-1 fee (Class A)	19	11	17	106	–	–	–
Payable for investment securities purchased	3,101	2,015	–	180	1,202	–	4,905
Payable for fund shares redeemed	251	28	71	235	368	4,074	934
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	1	1	6	8	22	37	71
Payable for other expenses	1	–	–	2	3	4	8
Payable for variation margin	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	5,448	3,801	1,876	12,512	–	–	–

Total liabilities	8,904	5,906	2,027	13,558	1,757	4,368	6,322

Net assets	$118,022	$74,612	$102,600	$602,741	$1,298,317	$2,129,486	$3,519,718

Net assets consist of:
Paid-in capital	$126,496	$84,412	$212,200	$707,224	$1,284,782	$2,106,229	$3,527,919
Undistributed (excess of distributions over) net investment income	625	111	1,618	(12,104)	10,195	13,691	25,936
Accumulated net realized gain (loss)	4,631	(3,776)	(112,032)	(7,459)	(14,257)	(19,675)	(22,371)
Net unrealized appreciation (depreciation) on investments and foreign currency	(13,730)	(6,135)	814	(84,920)	17,597	29,241	(11,766)

	$118,022	$74,612	$102,600	$602,741	$1,298,317	$2,129,486	$3,519,718

Class A
Net assets	$117,872	$68,493	$102,336	$602,339	$1,298,317	$2,129,486	$3,519,718
Shares outstanding (no par value), unlimited shares authorized	12,055	8,142	9,007	83,083	118,431	190,490	312,237
Net asset value per share	$9.78	$8.41	$11.36	$7.25	$10.96	$11.18	$11.27

Class B
Net assets	$150	$6,119	$264	$402	n/a	n/a	n/a
Shares outstanding (no par value), unlimited shares authorized	15	726	23	55	n/a	n/a	n/a
Net asset value per share	$9.80	$8.43	$11.40	$7.28	n/a	n/a	n/a

(a) Investments - unaffiliated, at cost	$131,235	$80,213	$101,652	$682,866	$–	$–	$–
(b) Investments - affiliated, at cost	9,040	6,168	1,915	15,456	1,280,907	2,100,540	3,531,967

(c) Total investments, at cost	$140,275	$86,381	$103,567	$698,322	$1,280,907	$2,100,540	$3,531,967

(d) Including value of securities on loan	$5,332	$3,702	$1,810	$11,999	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	179	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$533,450	$913,860	$566,157	$368,202	$–
Investments - affiliated, at value (b)	2,482,492	843,578	8,094	40,764	35,431	15,830	1,009,210
Repurchase agreements	–	–	–	–	–	–	–

Total investments, at value (c)	2,482,492	843,578	541,544	954,624	601,588	384,032	1,009,210
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	184	–	–	–	–	–	–
Receivable for fund shares sold	1,236	463	1,245	5,221	468	273	332
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	–	629	2,129	1,022	689	–
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	2,483,912	844,041	543,418	961,974	603,078	384,994	1,009,542

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	188	78	168	278	187	124	–
Payable for administrative fees	104	35	42	73	48	31	42
Payable for 12b-1 fee (Class A)	–	–	84	146	95	62	–
Payable for investment securities purchased	–	241	7,586	16,868	3,803	2,329	181
Payable for fund shares redeemed	1,420	222	854	151	778	291	151
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	61	27	7	8	7	6	17
Payable for other expenses	6	2	1	1	1	1	2
Payable for variation margin	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	168	23,557	29,279	13,328	–

Total liabilities	1,779	605	8,910	41,082	34,198	16,172	393

Net assets	$2,482,133	$843,436	$534,508	$920,892	$568,880	$368,822	$1,009,149

Net assets consist of:
Paid-in capital	$2,497,115	$902,146	$477,583	$807,242	$548,530	$379,482	$834,157
Undistributed (excess of distributions over) net investment income	33,808	9,214	4,232	18,650	6,538	4,292	22,241
Accumulated net realized gain (loss)	(28,616)	(57,515)	8,983	50,410	14,957	(509)	24,412
Net unrealized appreciation (depreciation) on investments and foreign currency	(20,174)	(10,409)	43,710	44,590	(1,145)	(14,443)	128,339

	$2,482,133	$843,436	$534,508	$920,892	$568,880	$368,822	$1,009,149

Class A
Net assets	$2,482,133	$843,436	$534,406	$920,551	$568,684	$368,696	$1,009,149
Shares outstanding (no par value), unlimited shares authorized	231,973	73,256	48,825	86,034	57,428	42,581	92,446
Net asset value per share	$10.70	$11.51	$10.95	$10.70	$9.90	$8.66	$10.92

Class B
Net assets	n/a	n/a	$102	$341	$196	$126	n/a
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	9	32	20	14	n/a
Net asset value per share	n/a	n/a	$10.95	$10.76	$10.00	$8.68	n/a

(a) Investments - unaffiliated, at cost	$–	$–	$489,736	$869,266	$567,298	$382,634	$–
(b) Investments - affiliated, at cost	2,502,666	853,987	8,098	40,768	35,435	15,841	880,871

(c) Total investments, at cost	$2,502,666	$853,987	$497,834	$910,034	$602,733	$398,475	$880,871

(d) Including value of securities on loan	$–	$–	$163	$22,987	$28,398	$13,097	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2011

	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,790,367	$1,415,810	$1,161,881	$1,278,407	$1,717,748	$713,948	$1,213,198
Investments - affiliated, at value (b)	94,632	145,729	79,547	34,530	250,305	–	26,311
Repurchase agreements	–	–	–	–	–	347,100	–

Total investments, at value (c)	1,884,999	1,561,539	1,241,428	1,312,937	1,968,053	1,061,048	1,239,509
Cash	–	–	–	–	181	–	1
Foreign currency (e)	66	–	–	–	–	–	–
Receivable for investments sold	1,003	2,593	–	2,299	1,593	–	–
Receivable for fund shares sold	1,829	752	1,864	1,349	2,345	4,512	1,139
Receivable from adviser	–	–	–	–	–	317	–
Receivable for dividends and interest	1,193	448	7,244	2,190	5,226	1,130	2,254
Receivable for variation margin	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	121	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	5	–

Total assets	1,889,090	1,565,332	1,250,657	1,318,775	1,977,398	1,067,012	1,242,903

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	883	878	438	681	654	244	499
Payable for administrative fees	156	124	107	109	148	93	103
Payable for 12b-1 fee (Class A)	305	243	214	218	297	183	204
Payable for investment securities purchased	1,534	7,432	186	344	116,254	–	–
Payable for fund shares redeemed	1,058	2,874	1,116	793	849	3,205	1,061
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	44	35	20	31	31	37	29
Payable for other expenses	18	4	10	3	3	2	3
Payable for variation margin	–	–	9	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	138	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	46,487	78,297	27,453	10,452	65,241	–	3,821

Total liabilities	50,485	89,887	29,691	12,631	183,477	3,764	5,720

Net assets	$1,838,605	$1,475,445	$1,220,966	$1,306,144	$1,793,921	$1,063,248	$1,237,183

Net assets consist of:
Paid-in capital	$1,721,183	$1,321,307	$1,224,552	$1,292,064	$1,651,883	$1,063,272	$1,188,733
Undistributed (excess of distributions over) net investment income	(41)	(3,723)	20,485	19,268	28,373	(27)	19,908
Accumulated net realized gain (loss)	(159,881)	(5,021)	(26,576)	(9,621)	12,981	3	(53,531)
Net unrealized appreciation (depreciation) on investments and foreign currency	277,344	162,882	2,505	4,433	100,684	–	82,073

	$1,838,605	$1,475,445	$1,220,966	$1,306,144	$1,793,921	$1,063,248	$1,237,183

Class A
Net assets	$1,802,773	$1,437,209	$1,220,682	$1,305,413	$1,792,691	$1,054,701	$1,220,027
Shares outstanding (no par value), unlimited shares authorized	85,966	53,508	123,230	124,689	106,640	1,054,722	72,496
Net asset value per share	$20.97	$26.86	$9.91	$10.47	$16.81	$1.00	$16.83

Class B
Net assets	$35,832	$38,236	$284	$731	$1,230	$8,547	$17,156
Shares outstanding (no par value), unlimited shares authorized	1,685	1,393	28	68	72	8,547	1,002
Net asset value per share	$21.26	$27.44	$9.99	$10.75	$17.16	$1.00	$17.12

(a) Investments - unaffiliated, at cost	$1,513,004	$1,252,876	$1,157,115	$1,273,955	$1,617,046	$1,061,048	$1,131,123
(b) Investments - affiliated, at cost	94,656	145,781	81,762	34,546	250,323	–	26,313

(c) Total investments, at cost	$1,607,660	$1,398,657	$1,238,877	$1,308,501	$1,867,369	$1,061,048	$1,157,436

(d) Including value of securities on loan	$44,863	$75,848	$26,901	$10,416	$63,979	$–	$3,793
(e) Foreign currency, at cost	61	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$–	$–	$–	$–	$–	$–	$16,934
Dividends received from master fund (a)	7,649	9,512	1,894	7,990	4,587	5,352	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	–	–	–	–	–	–	–

Total investment income	7,649	9,512	1,894	7,990	4,587	5,352	16,934

Expenses
Advisory fees	1,979	1,626	856	2,270	1,448	2,194	1,028
Administrative fees	424	349	170	486	255	313	389
12b-1 fees (Class A)	707	580	285	811	426	522	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	2	1	1	2	1	1	5
Trustee fees	4	3	2	5	3	3	14
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	2	2	1	2	1	3	8

Total expenses	3,118	2,561	1,315	3,576	2,134	3,036	1,444

Expense waiver	(1,272)	(1,278)	(684)	(1,297)	(937)	(1,671)	–

Net expenses	1,846	1,283	631	2,279	1,197	1,365	1,444

Net investment income (loss)	5,803	8,229	1,263	5,711	3,390	3,987	15,490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	1,553	688	547	–	–
Affiliated investments	894	2,450	–	–	–	1,566	24,151
Distributions from affiliated investment companies	–	1,190	–	–	–	–	8,763
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(12,512)	(6,491)	(29,784)	(18,135)	(35,582)	(41,058)	(75,216)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(11,618)	(2,851)	(28,231)	(17,447)	(35,035)	(39,492)	(42,302)

Net increase (decrease) in net assets from operations	$(5,815)	$5,378	$(26,968)	$(11,736)	$(31,645)	$(35,505)	$(26,812)

(a) Income from affiliated investments	$7,649	$9,512	$–	$–	$–	$5,352	$16,934
(b)	The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund(b)
Investment income
Dividends (a)	$27,661	$39,939	$21,669	$7,504	$7,161	$2,314	$30
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	–	–	–	–	–	–	–

Total investment income	27,661	39,939	21,669	7,504	7,161	2,314	30

Expenses
Advisory fees	1,432	1,726	1,218	534	588	211	1,373
Administrative fees	591	738	484	205	226	81	289
12b-1 fees (Class A)	–	–	–	–	–	–	289
Licensing fees	–	–	–	–	–	–	–
Legal fees	8	9	7	3	3	1	1
Trustee fees	21	26	17	8	8	3	2
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	12	13	9	5	5	3	10

Total expenses	2,064	2,512	1,735	755	830	299	1,964

Expense waiver	–	–	–	–	–	–	–

Net expenses	2,064	2,512	1,735	755	830	299	1,964

Net investment income (loss)	25,597	37,427	19,934	6,749	6,331	2,015	(1,934)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	–	–	–	(2)
Affiliated investments	44,770	55,529	43,774	26,946	34,489	13,162	–
Distributions from affiliated investment companies	12,498	16,044	7,999	9,293	11,201	4,021	–
Swaps agreements	–	–	–	–	–	–	(802)
Foreign currency related items	–	–	–	–	–	–	(14,490)
Future contracts	–	–	–	–	–	–	(12,153)
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(143,070)	(195,671)	(143,363)	(41,636)	(59,094)	(26,110)	–
Swap agreements	–	–	–	–	–	–	328
Foreign currency related items	–	–	–	–	–	–	2,162
Futures contracts	–	–	–	–	–	–	3,937
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(85,802)	(124,098)	(91,590)	(5,397)	(13,404)	(8,927)	(21,020)

Net increase (decrease) in net assets from operations	$(60,205)	$(86,671)	$(71,656)	$1,352	$(7,073)	$(6,912)	$(22,954)

(a) Income from affiliated investments	$27,661	$39,939	$21,669	$7,504	$7,161	$2,314	$25
(b) Period from August 29, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/Brookfield Global Infrastructure Fund(c)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund
Investment income
Dividends (a)	$7,784	$1,802	$231	$5,399	$8,049	$5,843	$4,024
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(370)	(74)	(29)	(443)	(598)	(41)	–
Interest/amortization of premium	518	973	–	4,481	(42)	–	–
Securities lending	467	32	–	259	250	213	3

Total investment income	8,399	2,733	202	9,696	7,659	6,015	4,027

Expenses
Advisory fees	6,877	2,593	51	2,431	2,453	3,612	1,409
Administrative fees	1,644	464	10	561	509	554	226
12b-1 fees (Class A)	2,191	619	13	747	679	1,107	453
Licensing fees	–	–	–	–	–	–	–
Legal fees	8	2	–	2	2	5	2
Trustee fees	21	4	–	8	8	14	4
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	13	14	2	19	17	15	2

Total expenses	10,754	3,696	76	3,768	3,668	5,307	2,096

Expense waiver	–	(1,201)	–	–	–	–	–

Net expenses	10,754	2,495	76	3,768	3,668	5,307	2,096

Net investment income (loss)	(2,355)	238	126	5,928	3,991	708	1,931

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	50,874	(1,400)	–	13,989	36,976	142,621	6,275
Affiliated investments	–	(4,559)	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	(77)	–	–	–	–	–
Foreign currency related items	60	(1,589)	(39)	743	13	–	–
Future contracts	–	282	–	–	–	–	–
Written option contracts	–	289	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	4	6	22	25
Net change in unrealized appreciation (depreciation) on:
Investments	(148,044)	(4,051)	4,319	(39,809)	(50,047)	(117,443)	(10,925)
Swap agreements	–	64	–	–	–	–	–
Foreign currency related items	4	82	2	177	(13)	–	–
Futures contracts	–	53	–	–	–	–	–
Written option contracts	–	325	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(97,106)	(10,581)	4,282	(24,896)	(13,065)	25,200	(4,625)

Net increase (decrease) in net assets from operations	$(99,461)	$(10,343)	$4,408	$(18,968)	$(9,074)	$25,908	$(2,694)

(a) Income from affiliated investments	$513	$32	$1	$264	$254	$228	$9
(b) Consolidated Statement of Operations.
(c) Period from December 12, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(b)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Investment income
Dividends (a)	$2,937	$25,890	$15,459	$2	$19,680	$6,296	$16,980
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	(1,258)	(29)	(439)	(551)	(950)
Interest	–	–	–	454	60,366	–	2,763
Securities lending	688	–	453	–	918	296	230

Total investment income	3,625	25,890	14,654	427	80,525	6,041	19,023

Expenses
Advisory fees	5,180	–	3,639	93	7,618	2,129	4,823
Administrative fees	750	539	773	18	1,186	336	653
12b-1 fees (Class A)	1,500	–	1,030	25	2,372	448	1,306
Licensing fees	–	–	–	–	–	–	–
Legal fees	5	8	4	–	8	2	115
Trustee fees	14	22	10	–	23	4	13
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	15	12	18	2	13	12	19

Total expenses	7,464	581	5,474	138	11,220	2,931	6,929

Expense waiver	–	–	–	–	–	–	–

Net expenses	7,464	581	5,474	138	11,220	2,931	6,929

Net investment income (loss)	(3,839)	25,309	9,180	289	69,305	3,110	12,094

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	77,366	–	24,270	11	22,477	10,520	1,522
Affiliated investments	–	(16,130)	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(179)	196	13	218	(7,200)
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	25
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	64	–	5	–	4	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(99,744)	(25,614)	(67,314)	(630)	(67,128)	(48,536)	(17,977)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(39)	1,679	(25)	(32)	6,026
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	(13)
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(22,314)	(41,744)	(43,257)	1,256	(44,659)	(37,830)	(17,617)

Net increase (decrease) in net assets from operations	$(26,153)	$(16,435)	$(34,077)	$1,545	$24,646	$(34,720)	$(5,523)

(a) Income from affiliated investments	$694	$25,890	$464	$2	$949	$300	$255
(b) Period from December 12, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund
Investment income
Dividends (a)	$6,080	$86	$59	$11,542	$2,705	$21,632	$19,526
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(3)	–	(306)	–	(53)	(1,087)	(2,061)
Interest	–	29,246	34,607	–	–	–	–
Securities lending	105	171	18	77	–	381	432

Total investment income	6,182	29,503	34,378	11,619	2,652	20,926	17,897

Expenses
Advisory fees	3,034	5,752	5,984	4,835	855	5,019	4,151
Administrative fees	373	1,001	1,261	684	160	1,070	956
12b-1 fees (Class A)	746	2,000	1,680	1,347	213	1,426	1,274
Licensing fees	–	–	–	–	–	–	–
Legal fees	3	8	6	4	1	5	5
Trustee fees	7	21	16	12	2	14	13
Dividends on securities sold short	–	–	–	–	687	–	–
Short holdings borrowing fees	–	–	–	–	255	–	–
Other expenses	3	15	10	7	2	25	21

Total expenses	4,166	8,797	8,957	6,889	2,175	7,559	6,420

Expense waiver	–	–	–	–	–	–	–

Net expenses	4,166	8,797	8,957	6,889	2,175	7,559	6,420

Net investment income (loss)	2,016	20,706	25,421	4,731	477	13,367	11,477

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,995	25,314	(4,953)	20,618	166	41,797	9,675
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	1,634	8,085	–	–	–	–
Foreign currency related items	–	250	(10,866)	–	–	12	(46)
Future contracts	–	12,550	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	(1,865)	–	–
Brokerage commissions recaptured	–	–	–	134	17	104	9
Net change in unrealized appreciation (depreciation) on:
Investments	(27,592)	(625)	(51,628)	(83,315)	(13,082)	(109,044)	(68,648)
Swap agreements	–	(2,222)	(6,305)	–	–	–	–
Foreign currency related items	–	506	99	–	–	(71)	(80)
Futures contracts	–	1,837	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	2,321	–	–

Net realized and unrealized gain (loss)	(19,597)	39,244	(65,568)	(62,563)	(12,443)	(67,202)	(59,090)

Net increase (decrease) in net assets from operations	$(17,581)	$59,950	$(40,147)	$(57,832)	$(11,966)	$(53,835)	$(47,613)

(a) Income from affiliated investments	$117	$257	$77	$86	$1	$386	$453

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Investment income
Dividends (a)	$6,593	$1,180	$23,118	$25,792	$2,598	$31	$50,185
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(45)	–	(774)	(2,746)	(3)	–	(3,824)
Interest	–	–	–	–	–	42,505	11
Securities lending	60	49	–	1,326	204	65	338

Total investment income	6,608	1,229	22,344	24,372	2,799	42,601	46,710

Expenses
Advisory fees	6,528	1,651	12,388	4,138	2,334	4,308	11,612
Administrative fees	993	194	2,144	953	340	1,096	2,009
12b-1 fees (Class A)	1,984	388	2,857	1,270	680	2,189	2,678
Licensing fees	–	–	–	–	–	–	–
Legal fees	8	1	9	5	2	8	10
Trustee fees	19	4	24	13	6	21	28
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	11	3	30	21	13	11	44

Total expenses	9,543	2,241	17,452	6,400	3,375	7,633	16,381

Expense waiver	–	–	–	–	–	–	(34)

Net expenses	9,543	2,241	17,452	6,400	3,375	7,633	16,347

Net investment income (loss)	(2,935)	(1,012)	4,892	17,972	(576)	34,968	30,363

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	51,576	11,834	(17,774)	(1,604)	17,441	46	58,864
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	971	–	–	–	–
Foreign currency related items	18	–	(7,196)	5,489	–	–	(3,423)
Future contracts	–	–	(11,834)	558	–	–	–
Written option contracts	–	–	17,805	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	186	25	335	–	28	–	54
Net change in unrealized appreciation (depreciation) on:
Investments	(116,028)	(22,906)	(144,311)	(109,940)	(51,051)	65,129	(350,557)
Swap agreements	–	–	26	–	–	–	–
Foreign currency related items	(9)	–	6,997	(3,179)	–	–	264
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	1,841	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(64,257)	(11,047)	(153,140)	(108,676)	(33,582)	65,175	(294,798)

Net increase (decrease) in net assets from operations	$(67,192)	$(12,059)	$(148,248)	$(90,704)	$(34,158)	$100,143	$(264,435)

(a) Income from affiliated investments	$76	$52	$44	$1,332	$208	$96	$357

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund
Investment income
Dividends (a)	$2,869	$5,660	$741	$7,163	$7,565	$1,289	$2,184
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	(276)	(42)	–	–	(160)	(85)
Interest	–	–	–	–	–	–	–
Securities lending	14	201	12	–	–	63	–

Total investment income	2,883	5,585	711	7,163	7,565	1,192	2,099

Expenses
Advisory fees	1,564	2,278	305	–	–	88	176
Administrative fees	220	402	54	138	198	48	97
12b-1 fees (Class A)	439	536	72	–	–	48	97
Licensing fees	–	–	–	–	–	–	–
Legal fees	2	2	–	2	3	–	–
Trustee fees	4	5	1	5	7	–	1
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	4	13	11	3	4	–	2

Total expenses	2,233	3,236	443	148	212	184	373

Expense waiver	–	–	–	–	–	–	–

Net expenses	2,233	3,236	443	148	212	184	373

Net investment income (loss)	650	2,349	268	7,015	7,353	1,008	1,726

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	16,419	5,729	634	–	–	460	1,636
Affiliated investments	–	–	–	(7,076)	7,191	–	–
Distributions from affiliated investment companies	–	–	–	2,693	8,244	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	91	25	–	–	(25)	(7)
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	79	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(30,141)	(46,543)	(5,905)	(8,945)	(33,984)	(3,823)	(4,245)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	(17)	3	–	–	(3)	(2)
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(13,643)	(40,740)	(5,243)	(13,328)	(18,549)	(3,391)	(2,618)

Net increase (decrease) in net assets from operations	$(12,993)	$(38,391)	$(4,975)	$(6,313)	$(11,196)	$(2,383)	$(892)

(a) Income from affiliated investments	$19	$206	$12	$7,163	$7,565	$63	$(3)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund(b)	JNL/Mellon Capital Management Global Alpha Fund
Investment income
Dividends (a)	$27,457	$9,019	$9,176	$45,579	$55	$611	$10
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	(6)	(4,360)	–	(43)	–
Interest	1	1	21	13	46,681	1	258
Securities lending	137	142	1,462	1,751	213	8	–

Total investment income	27,595	9,162	10,653	42,983	46,949	577	268

Expenses
Advisory fees	3,407	1,983	2,047	3,221	3,922	125	4,587
Administrative fees	1,340	723	750	1,810	1,498	47	689
12b-1 fees (Class A)	2,651	1,432	1,485	2,368	2,990	63	918
Licensing fees	112	59	65	347	–	4	–
Legal fees	11	6	6	9	11	1	3
Trustee fees	27	14	15	23	29	–	7
Foreign tax agent fees	–	–	–	–	–	20	–
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	17	8	9	14	17	2	4

Total expenses	7,565	4,225	4,377	7,792	8,467	262	6,208

Expense waiver	–	–	–	–	–	–	–

Net expenses	7,565	4,225	4,377	7,792	8,467	262	6,208

Net investment income (loss)	20,030	4,937	6,276	35,191	38,482	315	(5,940)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	8,173	29,690	36,572	(3,610)	19,810	(1,555)	10,057
Affiliated investments	(503)	–	–	14	1	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	107	–	(499)	(1,459)
Future contracts	2,157	(18)	(2,209)	(382)	–	(37)	(3,737)
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(29,388)	(59,981)	(76,310)	(195,949)	47,423	(7,125)	354
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	(535)	–	(8)	5,018
Futures and exchange traded option contracts	269	86	(93)	412	–	8	7,780
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(19,292)	(30,223)	(42,040)	(199,943)	67,234	(9,216)	18,013

Net increase (decrease) in net assets from operations	$738	$(25,286)	$(35,764)	$(164,752)	$105,716	$(8,901)	$12,073

(a) Income from affiliated investments	$221	$150	$1,468	$1,875	$269	$8	$10
(b) Period from August 29, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Investment income
Dividends (a)	$12,618	$3,126	$7,123	$112	$1,071	$53	$2,923
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(1,086)	(326)	(356)	–	–	–	–
Interest	–	–	–	53,206	108,791	18,627	87,814
Securities lending	482	21	386	142	333	–	975

Total investment income	12,014	2,821	7,153	53,460	110,195	18,680	91,712

Expenses
Advisory fees	3,488	1,176	3,101	10,572	17,455	2,608	5,098
Administrative fees	797	196	689	2,173	3,491	602	1,152
12b-1 fees (Class A)	1,062	261	689	4,345	6,948	803	2,288
Licensing fees	–	–	–	–	–	–	–
Legal fees	4	1	3	15	26	2	8
Trustee fees	10	3	7	41	70	4	21
Dividends on securities sold short	–	–	–	–	–	–	–
Interest on forward sales commitments	–	–	–	395	–	–	–
Interest expense	–	–	–	52	19	–	–
Other expenses	25	37	32	40	46	12	13

Total expenses	5,386	1,674	4,521	17,633	28,055	4,031	8,580

Expense waiver	–	–	–	–	–	–	–

Net expenses	5,386	1,674	4,521	17,633	28,055	4,031	8,580

Net investment income (loss)	6,628	1,147	2,632	35,827	82,140	14,649	83,132

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,391)	5,220	(3,952)	173,694	46,154	(2,354)	22,310
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	(5,361)	(3,863)	–	–
Foreign currency related items	(422)	(85)	(87)	5,182	(26,364)	–	–
Future contracts	–	–	–	4,006	19,429	–	–
Written option contracts	–	–	–	2,658	(2,721)	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(58,792)	(36,825)	(107,343)	10,495	15,609	(10,854)	(53,901)
Swap agreements	–	–	–	(3,606)	(1,465)	–	–
Foreign currency related items	(19)	(5)	(2)	4,515	6,724	–	–
Futures contracts and exchange traded swap agreements	–	–	–	3,216	12,784	–	–
Written option contracts	–	–	–	2,507	9,009	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(63,624)	(31,695)	(111,384)	197,306	75,296	(13,208)	(31,591)

Net increase (decrease) in net assets from operations	$(56,996)	$(30,548)	$(108,752)	$233,133	$157,436	$1,441	$51,541

(a) Income from affiliated investments	$486	$22	$390	$143	$339	$2	$998

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Investment income
Dividends (a)	$1,971	$1,016	$2,615	$23,045	$18,366	$26,791	$43,820
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	(1,926)	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	34	23	6	824	–	–	–

Total investment income	2,005	1,039	2,621	21,943	18,366	26,791	43,820

Expenses
Advisory fees	979	589	641	5,865	1,146	1,797	2,884
Administrative fees	130	78	117	1,081	560	966	1,646
12b-1 fees (Class A)	261	144	232	1,440	–	–	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	1	1	5	8	14	23
Trustee fees	2	1	2	14	22	37	63
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	7	6	5	16	12	20	35

Total expenses	1,380	819	998	8,421	1,748	2,834	4,651

Expense waiver	–	–	–	–	–	–	–

Net expenses	1,380	819	998	8,421	1,748	2,834	4,651

Net investment income (loss)	625	220	1,623	13,522	16,618	23,957	39,169

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	6,323	4,648	15,842	24,330	–	–	–
Affiliated investments	–	–	–	–	22,661	41,154	66,843
Distributions from affiliated investment companies	–	–	–	–	13,663	19,991	28,288
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	(560)	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	15	16	7	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(23,418)	(14,098)	(25,337)	(195,736)	(19,766)	(75,603)	(190,084)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	(16)	–	–	–
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(17,080)	(9,434)	(9,488)	(171,982)	16,558	(14,458)	(94,953)

Net increase (decrease) in net assets from operations	$(16,455)	$(9,214)	$(7,865)	$(158,460)	$33,176	$9,499	$(55,784)

(a) Income from affiliated investments	$35	$24	$7	$829	$18,366	$26,791	$43,820

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Investment income
Dividends (a)	$26,988	$8,495	$6,550	$22,913	$9,474	$6,736	$9,460
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	–	–	230	29	107	87	–

Total investment income	26,988	8,495	6,780	22,942	9,581	6,823	9,460

Expenses
Advisory fees	2,164	930	1,445	2,361	1,725	1,254	–
Administrative fees	1,197	425	361	604	432	313	461
12b-1 fees (Class A)	–	–	723	1,208	865	627	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	17	6	3	4	2	2	7
Trustee fees	46	17	7	11	8	6	18
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	26	9	4	6	6	3	10

Total expenses	3,450	1,387	2,543	4,194	3,038	2,205	496

Expense waiver	–	–	–	–	–	–	–

Net expenses	3,450	1,387	2,543	4,194	3,038	2,205	496

Net investment income (loss)	23,538	7,108	4,237	18,748	6,543	4,618	8,964

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	11,234	52,627	16,430	3,681	–
Affiliated investments	46,184	949	–	–	–	–	12,474
Distributions from affiliated investment companies	28,004	8,991	–	–	–	–	46,637
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(186,922)	(64,006)	27,247	6,857	(5,981)	(23,911)	(18,495)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(112,734)	(54,066)	38,481	59,484	10,449	(20,230)	40,616

Net increase (decrease) in net assets from operations	$(89,196)	$(46,958)	$42,718	$78,232	$16,992	$(15,612)	$49,580

(a) Income from affiliated investments	$26,988	$8,495	$231	$32	$108	$88	$9,460

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2011

	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$13,304	$7,842	$2,178	$30,881	$27,487	$–	$29,842
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(82)	(147)	–	(500)	(365)	–	(93)
Interest	–	33	23,197	123	12,286	2,080	–
Securities lending	159	583	39	794	191	–	73

Total investment income	13,381	8,311	25,414	31,298	39,599	2,080	29,822

Expenses
Advisory fees	10,011	10,847	4,630	7,949	6,859	2,436	5,874
Administrative fees	1,762	1,539	1,126	1,271	1,552	914	1,216
12b-1 fees (Class A)	3,447	2,996	2,252	2,540	3,102	1,814	2,397
Licensing fees	–	–	–	–	–	–	–
Legal fees	13	12	8	9	11	6	9
Trustee fees	33	30	21	24	29	18	24
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	32	16	20	14	17	9	16

Total expenses	15,298	15,440	8,057	11,807	11,570	5,197	9,536

Expense waiver	–	–	–	–	–	(3,122)	–

Net expenses	15,298	15,440	8,057	11,807	11,570	2,075	9,536

Net investment income (loss)	(1,917)	(7,129)	17,357	19,491	28,029	5	20,286

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	27,867	128,021	217	76,008	33,738	3	20,918
Affiliated investments	–	–	–	580	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	(21)	(11)	105	(14)	–	–	18
Future contracts	–	–	(1,377)	–	(257)	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	17	39	–	33	8	–	12
Net change in unrealized appreciation (depreciation) on:
Investments	(60,058)	(157,279)	(3,025)	(129,264)	(14,438)	–	(66,871)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	(3)	–	71	(2)	–	–	–
Futures contracts	–	–	(29)	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(32,198)	(29,230)	(4,038)	(52,659)	19,051	3	(45,923)

Net increase (decrease) in net assets from operations	$(34,115)	$(36,359)	$13,319	$(33,168)	$47,080	$8	$(25,637)

(a) Income from affiliated investments	$187	$692	$2,217	$842	$265	$–	$86

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2011

JNL/Goldman Sachs U.S. Equity Flex Fund
Cash flows from operating activities
Net decrease in net assets from operations	$(11,966)
Adjustments to reconcile net increase in net assets from operations to net cash flow from operating activities:
Purchase of investment securities	(146,366)
Proceeds from sales and maturities of investment securities	158,840
Net sale of short-term investments	1,374
Proceeds from securities sold short	59,259
Purchases to cover securities sold short	(68,914)
Increase in receivable for investments sold	(361)
Decrease in payable for investments purchased	585
Increase in receivable for dividends and interest	(53)
Decrease in payable for expenses	(14)
Decrease in payable for dividends on securities sold short	(2)
Decrease in payable for interest expense and brokerage charges	(4)
Change in unrealized appreciation (depreciation) on investments	10,761
Net realized loss on investments	1,699

Net cash flow from operating activities	4,838
Cash flows from financing activities
Net outflows from capital share transactions	(4,838)

Net cash flow from financing activities	(4,838)

Net increase in cash
Cash at beginning of year	–

Cash at end of year	$–

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year were $255.
Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the period were $126.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$5,803	$8,229	$1,263	$5,711	$3,390	$3,987	$15,490
Net realized gain (loss)	894	3,640	1,553	688	547	1,566	32,914
Net change in unrealized appreciation (depreciation)	(12,512)	(6,491)	(29,784)	(18,135)	(35,582)	(41,058)	(75,216)

Net increase (decrease) in net assets from operations	(5,815)	5,378	(26,968)	(11,736)	(31,645)	(35,505)	(26,812)

Distributions to shareholders
From net investment income
Class A	(1,893)	(2,371)	(419)	(1,730)	(1,241)	(1,267)	(7,820)
Class B	–	(1)	–	–	–	–	–
From net realized gains
Class A	(1)	(150)	(68)	–	(125)	–	(735)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(1,894)	(2,522)	(487)	(1,730)	(1,366)	(1,267)	(8,555)

Share transactions[1]
Proceeds from the sale of shares
Class A	334,989	339,373	120,844	378,129	181,243	240,009	444,305
Class B	60	198	56	84	69	98	–
Reinvestment of distributions
Class A	1,894	2,521	487	1,730	1,366	1,267	8,555
Class B	–	1	–	–	–	–	–
Cost of shares redeemed
Class A	(74,592)	(110,447)	(44,649)	(80,625)	(39,315)	(62,916)	(122,180)
Class B	(15)	(103)	(22)	(14)	(23)	(29)	–

Net increase (decrease) in net assets from share transactions	262,336	231,543	76,716	299,304	143,340	178,429	330,680

Net increase (decrease) net assets	254,627	234,399	49,261	285,838	110,329	141,657	295,313

Net assets beginning of year	149,005	105,341	80,947	174,517	102,786	133,483	615,034

Net assets end of year	$403,632	$339,740	$130,208	$460,355	$213,115	$275,140	$910,347

Undistributed (excess of distributions over) net investment income	$5,803	$8,321	$1,263	$5,711	$3,390	$3,988	$19,111

[1] Share transactions
Shares sold
Class A	32,332	31,215	11,494	36,232	17,315	22,438	30,905
Class B	5	17	5	8	6	9	–
Reinvestment of distributions
Class A	185	233	53	168	144	128	612
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(7,319)	(10,127)	(4,268)	(7,843)	(3,852)	(5,921)	(8,595)
Class B	(1)	(9)	(2)	(1)	(2)	(3)	–

Net increase/(decrease)
Class A	25,198	21,321	7,279	28,557	13,607	16,645	22,922

Class B	4	8	3	7	4	6	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$277,554	$277,099	$87,524	$313,209	$150,335	$194,015	$526,679
Proceeds from sales of securities	12,112	40,871	11,557	10,819	5,471	13,986	180,257

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund(a)
Operations
Net investment income (loss)	$25,597	$37,427	$19,934	$6,749	$6,331	$2,015	$(1,934)
Net realized gain (loss)	57,268	71,573	51,773	36,239	45,690	17,183	(27,447)
Net change in unrealized appreciation (depreciation)	(143,070)	(195,671)	(143,363)	(41,636)	(59,094)	(26,110)	6,427

Net increase (decrease) in net assets from operations	(60,205)	(86,671)	(71,656)	1,352	(7,073)	(6,912)	(22,954)

Distributions to shareholders
From net investment income
Class A	(10,505)	(12,805)	(7,043)	(5,555)	(5,073)	(1,790)	–
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(1,464)	(2,217)	(2,702)	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(11,969)	(15,022)	(9,745)	(5,555)	(5,073)	(1,790)	–

Share transactions[1]
Proceeds from the sale of shares
Class A	773,938	1,124,009	580,286	204,537	236,076	103,102	514,320
Class B	–	–	–	–	–	–	100
Reinvestment of distributions
Class A	11,969	15,022	9,745	5,555	5,073	1,790	–
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(209,419)	(298,180)	(250,195)	(89,599)	(95,737)	(51,934)	(31,620)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	576,488	840,851	339,836	120,493	145,412	52,958	482,800

Net increase (decrease) net assets	504,314	739,158	258,435	116,290	133,266	44,256	459,846

Net assets beginning of year	885,456	1,077,623	728,410	346,433	376,092	137,476	–

Net assets end of year	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,846

Undistributed (excess of distributions over) net investment income	$30,700	$44,023	$22,938	$9,954	$9,838	$3,201	$(2,424)

[1] Share transactions
Shares sold
Class A	51,333	72,891	35,327	20,518	25,610	11,961	51,849
Class B	–	–	–	–	–	–	10
Reinvestment of distributions
Class A	824	1,014	640	565	565	217	–
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(14,114)	(19,442)	(15,720)	(9,061)	(10,457)	(6,082)	(3,261)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	38,043	54,463	20,247	12,022	15,718	6,096	48,588

Class B	–	–	–	–	–	–	10

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$945,489	$1,294,601	$746,676	$657,677	$620,559	$235,549	$–
Proceeds from sales of securities	342,803	415,195	388,608	526,676	462,666	178,336	–

(a) Period from August 29, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund
Operations
Net investment income (loss)	$(2,355)	$238	$126	$5,928	$3,991	$708	$1,931
Net realized gain (loss)	50,934	(7,054)	(39)	14,736	36,995	142,643	6,300
Net change in unrealized appreciation (depreciation)	(148,040)	(3,527)	4,321	(39,632)	(50,060)	(117,443)	(10,925)

Net increase (decrease) in net assets from operations	(99,461)	(10,343)	4,408	(18,968)	(9,074)	25,908	(2,694)

Distributions to shareholders
From net investment income
Class A	(6,176)	(2,078)	–	(4,046)	(2,938)	(1,469)	(1,253)
Class B	(6)	–	–	(5)	(4)	(2)	(1)
From net realized gains
Class A	–	(5)	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(6,182)	(2,083)	–	(4,051)	(2,942)	(1,471)	(1,254)

Share transactions[1]
Proceeds from the sale of shares
Class A	705,986	450,990	124,108	117,499	98,489	203,491	150,265
Class B	564	103	100	130	80	89	78
Reinvestment of distributions
Class A	6,176	2,083	–	4,046	2,938	1,469	1,253
Class B	6	–	–	5	4	2	1
Cost of shares redeemed
Class A	(554,516)	(106,877)	(1,230)	(86,066)	(227,003)	(673,988)	(108,660)
Class B	(340)	(39)	–	(91)	(70)	(67)	(20)

Net increase (decrease) in net assets from share transactions	157,876	346,260	122,978	35,523	(125,562)	(469,004)	42,917

Net increase (decrease) net assets	52,233	333,834	127,386	12,504	(137,578)	(444,567)	38,969

Net assets beginning of year	1,000,932	179,580	–	359,014	437,208	894,969	203,528

Net assets end of year	$1,053,165	$513,414	$127,386	$371,518	$299,630	$450,402	$242,497

Undistributed (excess of distributions over) net investment income	$(489)	$(178)	$87	$7,286	$3,951	$695	$1,914

[1] Share transactions
Shares sold
Class A	63,369	44,662	12,405	12,404	4,219	9,417	20,139
Class B	50	11	10	13	4	4	11
Reinvestment of distributions
Class A	585	206	–	443	132	68	171
Class B	1	–	–	1	–	–	–
Shares redeemed
Class A	(51,027)	(10,408)	(121)	(9,129)	(9,534)	(30,545)	(14,549)
Class B	(31)	(4)	–	(9)	(3)	(3)	(3)

Net increase/(decrease)
Class A	12,927	34,460	12,284	3,718	(5,183)	(21,060)	5,761

Class B	20	7	10	5	1	1	8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$578,887	$396,706(b)	$117,676	$237,560(c)	$132,598	$217,712	$128,017
Proceeds from sales of securities	332,600	97,359(b)	–	197,654(c)	252,316	653,614	93,774

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $25,748 and $5,573 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(c)	Amounts include $55,402 and $48,061 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Period from December 12, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(3,839)	$25,309	$9,180	$289	$69,305	$3,110	$12,094
Net realized gain (loss)	77,430	(16,130)	24,096	207	22,494	10,738	(5,653)
Net change in unrealized appreciation (depreciation)	(99,744)	(25,614)	(67,353)	1,049	(67,153)	(48,568)	(11,964)

Net increase (decrease) in net assets from operations	(26,153)	(16,435)	(34,077)	1,545	24,646	(34,720)	(5,523)

Distributions to shareholders
From net investment income
Class A	–	(15,769)	(4,671)	–	(49,297)	(3,319)	(16,460)
Class B	–	–	(3)	–	(22)	(3)	(9)
From net realized gains
Class A	(45,939)	–	–	–	–	–	–
Class B	(35)	–	–	–	–	–	–

Total distributions to shareholders	(45,974)	(15,769)	(4,674)	–	(49,319)	(3,322)	(16,469)

Share transactions[1]
Proceeds from the sale of shares
Class A	606,344	276,674	204,317	238,537	515,287	118,033	245,521
Class B	584	–	111	100	380	55	133
Reinvestment of distributions
Class A	45,939	15,769	4,671	–	49,297	3,319	16,460
Class B	35	–	3	–	22	3	9
Cost of shares redeemed
Class A	(349,249)	(233,111)	(130,990)	(490)	(347,032)	(77,317)	(144,428)
Class B	(444)	–	(79)	–	(221)	(47)	(111)

Net increase (decrease) in net assets from share transactions	303,209	59,332	78,033	238,147	217,733	44,046	117,584

Net increase (decrease) net assets	231,082	27,128	39,282	239,692	193,060	6,004	95,592

Net assets beginning of year	589,930	1,037,981	475,741	–	1,062,140	214,005	595,065

Net assets end of year	$821,012	$1,065,109	$515,023	$239,692	$1,255,200	$220,009	$690,657

Undistributed (excess of distributions over) net investment income	$164	$25,286	$8,954	$466	$68,942	$3,218	$6,051

[1] Share transactions
Shares sold
Class A	27,286	30,899	25,361	23,852	49,893	15,123	28,821
Class B	25	–	14	10	38	7	16
Reinvestment of distributions
Class A	2,299	1,840	611	–	5,010	477	2,020
Class B	2	–	–	–	2	–	1
Shares redeemed
Class A	(15,826)	(26,201)	(16,318)	(49)	(33,766)	(9,892)	(17,021)
Class B	(20)	–	(10)	–	(22)	(6)	(13)

Net increase/(decrease)
Class A	13,759	6,538	9,654	23,803	21,137	5,708	13,820

Class B	7	–	4	10	18	1	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$548,896	$154,527	$176,500	$213,259	$440,573	$86,987	$321,766
Proceeds from sales of securities	296,420	85,648	89,188	6,018	231,425	44,281	220,419

(a) Period from December 12, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund		JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund
Operations
Net investment income (loss)	$2,016	$20,706		$25,421	$4,731	$477	$13,367	$11,477
Net realized gain (loss)	7,995	39,748		(7,734)	20,752	(1,682)	41,913	9,638
Net change in unrealized appreciation (depreciation)	(27,592)	(504)		(57,834)	(83,315)	(10,761)	(109,115)	(68,728)

Net increase (decrease) in net assets from operations	(17,581)	59,950		(40,147)	(57,832)	(11,966)	(53,835)	(47,613)

Distributions to shareholders
From net investment income
Class A	(1,115)	(21,241)		(40,515)	(4,452)	(126)	(20,328)	(4,541)
Class B	(2)	(5)		(15)	(70)	–	(19)	(4)
From net realized gains
Class A	–	(38,194)		(19,817)	(20,784)	–	–	–
Class B	–	(9)		(7)	(251)	–	–	–

Total distributions to shareholders	(1,117)	(59,449)		(60,354)	(25,557)	(126)	(20,347)	(4,545)

Share transactions[1]
Proceeds from the sale of shares
Class A	303,394	609,828		473,686	486,506	32,209	412,872	279,586
Class B	104	90		160	4,734	37	334	152
Reinvestment of distributions
Class A	1,115	59,435		60,332	25,236	126	20,328	4,541
Class B	2	14		22	321	–	19	4
Cost of shares redeemed
Class A	(166,351)	(731,032)		(413,560)	(200,532)	(37,264)	(297,385)	(183,995)
Class B	(101)	(94)		(311)	(4,825)	(16)	(211)	(162)

Net increase (decrease) in net assets from share transactions	138,163	(61,759)		120,329	311,440	(4,908)	135,957	100,126

Net increase (decrease) net assets	119,465	(61,258)		19,828	228,051	(17,000)	61,775	47,968

Net assets beginning of year	294,600	1,056,659		763,334	506,091	115,404	661,788	588,493

Net assets end of year	$414,065	$995,401		$783,162	$734,142	$98,404	$723,563	$636,461

Undistributed (excess of distributions over) net investment income	$2,011	$20,239		$(2,925)	$(10)	$455	$7,026	$11,372

[1] Share transactions
Shares sold
Class A	27,830	48,789		34,133	45,818	4,114	48,677	27,187
Class B	11	7		11	452	4	39	15
Reinvestment of distributions
Class A	104	4,892		4,877	2,656	17	2,603	466
Class B	–	1		2	34	–	2	–
Shares redeemed
Class A	(15,942)	(59,268)		(29,855)	(19,466)	(4,767)	(35,830)	(18,025)
Class B	(10)	(7)		(22)	(463)	(2)	(25)	(15)

Net increase/(decrease)
Class A	11,992	(5,587)		9,155	29,008	(636)	15,450	9,628

Class B	1	1		(9)	23	2	16	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,534	$12,320,503(	a)	$1,459,989	$776,026	$215,280	$546,763	$238,327
Proceeds from sales of securities	59,219	12,428,723(	a)	1,258,432	495,424	218,099	421,114	144,598
(a) Amounts include $11,766,061 and $11,810,844 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Operations
Net investment income (loss)	$(2,935)	$(1,012)	$4,892	$17,972	$(576)	$34,968	$30,363
Net realized gain (loss)	51,780	11,859	(17,693)	4,443	17,469	46	55,495
Net change in unrealized appreciation (depreciation)	(116,037)	(22,906)	(135,447)	(113,119)	(51,051)	65,129	(350,293)

Net increase (decrease) in net assets from operations	(67,192)	(12,059)	(148,248)	(90,704)	(34,158)	100,143	(264,435)

Distributions to shareholders
From net investment income
Class A	(1,513)	–	(2,094)	(18,354)	–	(30,261)	(14,086)
Class B	(2)	–	(1)	(16)	–	(35)	(10)
From net realized gains
Class A	–	(514)	–	–	–	–	–
Class B	–	(1)	–	–	–	–	–

Total distributions to shareholders	(1,515)	(515)	(2,095)	(18,370)	–	(30,296)	(14,096)

Share transactions[1]
Proceeds from the sale of shares
Class A	524,291	184,120	1,105,461	283,624	421,094	889,042	634,694
Class B	253	147	408	198	109	2,019	289
Reinvestment of distributions
Class A	1,513	514	2,094	18,354	–	30,261	14,086
Class B	2	1	1	16	–	35	10
Cost of shares redeemed
Class A	(413,856)	(143,687)	(328,829)	(214,275)	(180,324)	(513,476)	(587,004)
Class B	(228)	(148)	(254)	(215)	(97)	(1,286)	(420)

Net increase (decrease) in net assets from share transactions	111,975	40,947	778,881	87,702	240,782	406,595	61,655

Net increase (decrease) net assets	43,268	28,373	628,538	(21,372)	206,624	476,442	(216,876)

Net assets beginning of year	911,713	150,413	975,845	607,945	232,571	918,857	1,388,029

Net assets end of year	$954,981	$178,786	$1,604,383	$586,573	$439,195	$1,395,299	$1,171,153

Undistributed (excess of distributions over) net investment income	$(23)	$(3)	$(1,182)	$19,308	$(7)	$36,017	$27,281

[1] Share transactions
Shares sold
Class A	41,350	13,588	95,502	38,458	20,994	65,053	55,433
Class B	20	11	37	27	6	141	25
Reinvestment of distributions
Class A	127	40	189	2,832	–	2,186	1,374
Class B	–	–	–	2	–	2	1
Shares redeemed
Class A	(32,463)	(11,170)	(29,203)	(29,711)	(9,294)	(37,892)	(52,479)
Class B	(18)	(11)	(23)	(28)	(5)	(91)	(37)

Net increase/(decrease)
Class A	9,014	2,458	66,488	11,579	11,700	29,347	4,328

Class B	2	–	14	1	1	52	(11)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,171,265	$144,389	$1,532,675	$520,959	$497,017	$470,409(a)	$436,164
Proceeds from sales of securities	1,082,735	105,053	800,263	427,106	259,212	120,395(a)	329,960

(a) Amounts include $325,343 and $98,397 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund
Operations
Net investment income (loss)	$650	$2,349	$268	$7,015	$7,353	$1,008	$1,726
Net realized gain (loss)	16,498	5,820	659	(4,383)	15,435	435	1,629
Net change in unrealized appreciation (depreciation)	(30,141)	(46,560)	(5,902)	(8,945)	(33,984)	(3,826)	(4,247)

Net increase (decrease) in net assets from operations	(12,993)	(38,391)	(4,975)	(6,313)	(11,196)	(2,383)	(892)

Distributions to shareholders
From net investment income
Class A	(1,474)	(529)	(260)	(4,082)	(4,123)	(459)	(917)
Class B	(1)	–	(1)	–	–	(3)	(2)
From net realized gains
Class A	–	(520)	(2,310)	–	(833)	(1,118)	(2,172)
Class B	–	–	(9)	–	–	(7)	(6)

Total distributions to shareholders	(1,475)	(1,049)	(2,580)	(4,082)	(4,956)	(1,587)	(3,097)

Share transactions[1]
Proceeds from the sale of shares
Class A	128,230	202,106	23,406	90,285	187,986	28,719	73,308
Class B	80	35	11	–	–	16	49
Reinvestment of distributions
Class A	1,474	1,049	2,570	4,082	4,956	1,577	3,089
Class B	1	–	10	–	–	10	8
Cost of shares redeemed
Class A	(105,831)	(83,505)	(11,861)	(65,129)	(85,768)	(23,254)	(29,659)
Class B	(58)	(29)	(9)	–	–	(3)	(69)

Net increase (decrease) in net assets from share transactions	23,896	119,656	14,127	29,238	107,174	7,065	46,726

Net increase (decrease) net assets	9,428	80,216	6,572	18,843	91,022	3,095	42,737

Net assets beginning of year	214,229	195,514	29,938	257,545	332,481	18,359	39,135

Net assets end of year	$223,657	$275,730	$36,510	$276,388	$423,503	$21,454	$81,872

Undistributed (excess of distributions over) net investment income	$621	$1,308	$39	$7,113	$7,659	$971	$1,711

[1] Share transactions
Shares sold
Class A	11,289	13,600	1,887	11,008	19,366	2,386	5,939
Class B	8	2	1	–	–	1	3
Reinvestment of distributions
Class A	135	76	256	514	529	160	260
Class B	–	–	1	–	–	1	1
Shares redeemed
Class A	(9,328)	(5,756)	(992)	(7,999)	(8,975)	(1,968)	(2,385)
Class B	(5)	(2)	(1)	–	–	–	(5)

Net increase/(decrease)
Class A	2,096	7,920	1,151	3,523	10,920	578	3,814

Class B	3	–	1	–	–	2	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$203,231	$203,653	$47,649	$59,614	$153,773	$29,756	$106,140
Proceeds from sales of securities	181,456	83,352	37,163	24,748	35,952	23,314	60,847

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund(b)	JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$20,030	$4,937	$6,276	$35,191	$38,482	$315	$(5,940)
Net realized gain (loss)	9,827	29,672	34,363	(3,871)	19,811	(2,091)	4,861
Net change in unrealized appreciation (depreciation)	(29,119)	(59,895)	(76,403)	(196,072)	47,423	(7,125)	13,152

Net increase (decrease) in net assets from operations	738	(25,286)	(35,764)	(164,752)	105,716	(8,901)	12,073

Distributions to shareholders
From net investment income
Class A	(19,614)	(4,349)	(6,159)	(33,715)	(41,715)	–	(3,937)
Class B	(275)	(55)	(104)	(611)	(121)	–	(2)
From net realized gains
Class A	(7,836)	(31,019)	(25,317)	–	(14,070)	–	(5,631)
Class B	(97)	(301)	(350)	–	(38)	–	(3)

Total distributions to shareholders	(27,822)	(35,724)	(31,930)	(34,326)	(55,944)	–	(9,573)

Share transactions[1]
Proceeds from the sale of shares
Class A	718,719	383,078	385,920	643,133	920,205	126,688	508,350
Class B	8,326	3,486	15,131	10,021	1,987	100	76
Reinvestment of distributions
Class A	27,450	35,368	31,476	33,715	55,785	–	9,568
Class B	372	356	454	611	159	–	5
Cost of shares redeemed
Class A	(928,595)	(364,552)	(298,912)	(403,507)	(804,843)	(19,234)	(205,996)
Class B	(7,446)	(2,832)	(9,272)	(8,952)	(755)	–	(33)

Net increase (decrease) in net assets from share transactions	(181,174)	54,904	124,797	275,021	172,538	107,554	311,970

Net increase (decrease) net assets	(208,258)	(6,106)	57,103	75,943	222,310	98,653	314,470

Net assets beginning of year	1,341,300	670,810	714,819	1,088,287	1,331,564	–	201,114

Net assets end of year	$1,133,042	$664,704	$771,922	$1,164,230	$1,553,874	$98,653	$515,584

Undistributed (excess of distributions over) net investment income	$489	$3,760	$4,962	$3,655	$9,621	$135	$(7,790)

[1] Share transactions
Shares sold
Class A	66,663	26,941	31,074	52,828	76,357	12,961	48,213
Class B	769	247	1,188	791	159	10	7
Reinvestment of distributions
Class A	2,634	2,892	2,744	3,239	4,614	–	916
Class B	35	29	39	57	13	–	–
Shares redeemed
Class A	(88,046)	(26,369)	(24,203)	(33,778)	(66,292)	(2,102)	(19,588)
Class B	(683)	(201)	(723)	(712)	(61)	–	(3)

Net increase/(decrease)
Class A	(18,749)	3,464	9,615	22,289	14,679	10,859	29,541

Class B	121	75	504	136	111	10	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,863	$187,510	$213,236	$345,015	$1,854,081(a)	$141,544	$–
Proceeds from sales of securities	417,441	169,136	112,321	62,537	1,684,717(a)	35,161	–

(a) Amounts include $1,656,730 and $1,518,995 of purchases and sales, respectively, of U.S. Government Securities.

(b) Period from August 29, 2011 (commencement of operations).

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund		JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$6,628	$1,147	$2,632	$35,827		$82,140		$14,649	$83,132
Net realized gain (loss)	(4,813)	5,135	(4,039)	180,179		32,635		(2,354)	22,310
Net change in unrealized appreciation (depreciation)	(58,811)	(36,830)	(107,345)	17,127		42,661		(10,854)	(53,901)

Net increase (decrease) in net assets from operations	(56,996)	(30,548)	(108,752)	233,133		157,436		1,441	51,541

Distributions to shareholders
From net investment income
Class A	(3,402)	(544)	(1,166)	(20,992)		(109,499)		–	(82,268)
Class B	(5)	(1)	(1)	(4)		(513)		–	(537)
From net realized gains
Class A	–	(8,483)	(18,928)	(105,696)		(4,645)		–	–
Class B	–	(13)	(16)	(19)		(20)		–	–

Total distributions to shareholders	(3,407)	(9,041)	(20,111)	(126,711)		(114,677)		–	(82,805)

Share transactions[1]
Proceeds from the sale of shares
Class A	351,274	76,341	190,078	1,668,784		2,121,770		588,740	1,152,100
Class B	181	112	166	670		5,752		–	4,560
Reinvestment of distributions
Class A	3,402	9,027	20,094	126,688		114,144		–	82,268
Class B	5	14	17	23		533		–	537
Cost of shares redeemed
Class A	(149,236)	(87,928)	(173,841)	(982,160)		(1,683,320)		(144,465)	(842,336)
Class B	(114)	(110)	(168)	(459)		(4,527)		–	(3,807)

Net increase (decrease) in net assets from share transactions	205,512	(2,544)	36,346	813,546		554,352		444,275	393,322

Net increase (decrease) net assets	145,109	(42,133)	(92,517)	919,968		597,111		445,716	362,058

Net assets beginning of year	402,252	150,833	385,334	1,795,086		3,264,149		–	907,700

Net assets end of year	$547,361	$108,700	$292,817	$2,715,054		$3,861,260		$445,716	$1,269,758

Undistributed (excess of distributions over) net investment income	$5,802	$882	$2,534	$45,491		$5,784		$15,174	$3,784

[1] Share transactions
Shares sold
Class A	33,062	8,487	23,675	130,345		166,999		58,801	168,487
Class B	18	13	20	50		428		–	604
Reinvestment of distributions
Class A	349	1,217	3,120	9,898		9,117		–	12,814
Class B	–	2	3	2		40		–	75
Shares redeemed
Class A	(14,488)	(9,828)	(21,354)	(77,399)		(133,245)		(14,532)	(122,643)
Class B	(11)	(13)	(20)	(34)		(338)		–	(504)

Net increase/(decrease)
Class A	18,923	(124)	5,441	62,844		42,871		44,269	58,658

Class B	7	2	3	18		130		–	175

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$303,360	$92,949	$94,189	$14,513,318(	a)	$17,094,933(	b)	$595,349	$859,412
Proceeds from sales of securities	98,279	104,879	66,447	13,708,508(	a)	17,002,779(	b)	213,694	505,707

(a) Amounts include $13,768,369 and $13,205,126 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $15,933,093 and $16,257,276 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$625	$220	$1,623	$13,522	$16,618	$23,957	$39,169
Net realized gain (loss)	6,338	4,664	15,849	23,770	36,324	61,145	95,131
Net change in unrealized appreciation (depreciation)	(23,418)	(14,098)	(25,337)	(195,752)	(19,766)	(75,603)	(190,084)

Net increase (decrease) in net assets from operations	(16,455)	(9,214)	(7,865)	(158,460)	33,176	9,499	(55,784)

Distributions to shareholders
From net investment income
Class A	(144)	(141)	(1,298)	(67,993)	(26,710)	(38,157)	(54,049)
Class B	–	(24)	(4)	(42)	–	–	–
From net realized gains
Class A	(1,251)	(5,773)	–	(15,680)	(17,017)	(18,473)	(60,679)
Class B	(2)	(546)	–	(10)	–	–	–

Total distributions to shareholders	(1,397)	(6,484)	(1,302)	(83,725)	(43,727)	(56,630)	(114,728)

Share transactions[1]
Proceeds from the sale of shares
Class A	157,028	84,329	68,782	561,387	633,567	841,833	1,346,101
Class B	97	3,995	593	568	–	–	–
Reinvestment of distributions
Class A	1,395	5,914	1,298	83,673	43,727	56,630	114,728
Class B	2	570	4	52	–	–	–
Cost of shares redeemed
Class A	(109,020)	(68,333)	(72,196)	(443,763)	(347,994)	(386,944)	(631,790)
Class B	(47)	(3,697)	(672)	(276)	–	–	–

Net increase (decrease) in net assets from share transactions	49,455	22,778	(2,191)	201,641	329,300	511,519	829,039

Net increase (decrease) net assets	31,603	7,080	(11,358)	(40,544)	318,749	464,388	658,527

Net assets beginning of year	86,419	67,532	113,958	643,285	979,568	1,665,098	2,861,191

Net assets end of year	$118,022	$74,612	$102,600	$602,741	$1,298,317	$2,129,486	$3,519,718

Undistributed (excess of distributions over) net investment income	$625	$111	$1,618	$(12,104)	$10,195	$13,691	$25,936

[1] Share transactions
Shares sold
Class A	14,341	8,311	5,629	54,349	56,387	72,794	112,793
Class B	9	410	45	52	–	–	–
Reinvestment of distributions
Class A	139	754	119	11,097	3,993	5,065	10,171
Class B	–	72	–	7	–	–	–
Shares redeemed
Class A	(10,496)	(6,983)	(6,093)	(46,239)	(30,968)	(33,599)	(53,285)
Class B	(5)	(364)	(53)	(27)	–	–	–

Net increase/(decrease)
Class A	3,984	2,082	(345)	19,207	29,412	44,260	69,679

Class B	4	118	(8)	32	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$136,169	$74,945	$58,417	$607,093	$711,960	$1,047,877	$1,543,765
Proceeds from sales of securities	87,367	58,643	60,118	461,894	396,064	548,976	761,900

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Operations
Net investment income (loss)	$23,538	$7,108	$4,237	$18,748	$6,543	$4,618	$8,964
Net realized gain (loss)	74,188	9,940	11,234	52,627	16,430	3,681	59,111
Net change in unrealized appreciation (depreciation)	(186,922)	(64,006)	27,247	6,857	(5,981)	(23,911)	(18,495)

Net increase (decrease) in net assets from operations	(89,196)	(46,958)	42,718	78,232	16,992	(15,612)	49,580

Distributions to shareholders
From net investment income
Class A	(17,402)	(5,576)	(3,576)	(10,368)	(4,296)	(4,143)	(45,486)
Class B	–	–	(1)	(4)	(2)	(2)	–
From net realized gains
Class A	(12,182)	–	(31,600)	(10,492)	(33,897)	(19,142)	(4,208)
Class B	–	–	(5)	(4)	(11)	(5)	–

Total distributions to shareholders	(29,584)	(5,576)	(35,182)	(20,868)	(38,206)	(23,292)	(49,694)

Share transactions[1]
Proceeds from the sale of shares
Class A	970,671	421,890	332,618	633,780	431,095	225,914	378,846
Class B	–	–	58	303	542	144	–
Reinvestment of distributions
Class A	29,584	5,576	35,176	20,860	38,193	23,285	49,694
Class B	–	–	6	8	13	7	–
Cost of shares redeemed
Class A	(540,158)	(320,160)	(136,954)	(232,359)	(199,032)	(122,750)	(263,222)
Class B	–	–	(23)	(156)	(434)	(76)	–

Net increase (decrease) in net assets from share transactions	460,097	107,306	230,881	422,436	270,377	126,524	165,318

Net increase (decrease) net assets	341,317	54,772	238,417	479,800	249,163	87,620	165,204

Net assets beginning of year	2,140,816	788,664	296,091	441,092	319,717	281,202	843,945

Net assets end of year	$2,482,133	$843,436	$534,508	$920,892	$568,880	$368,822	$1,009,149

Undistributed (excess of distributions over) net investment income	$33,808	$9,214	$4,232	$18,650	$6,538	$4,292	$22,241

[1] Share transactions
Shares sold
Class A	86,075	34,577	30,262	61,462	40,570	24,168	33,696
Class B	–	–	4	29	50	15	–
Reinvestment of distributions
Class A	2,762	484	3,263	1,966	3,808	2,652	4,551
Class B	–	–	1	1	1	1	–
Shares redeemed
Class A	(48,398)	(26,630)	(12,359)	(22,559)	(19,024)	(13,097)	(23,538)
Class B	–	–	(2)	(15)	(41)	(9)	–

Net increase/(decrease)
Class A	40,439	8,431	21,166	40,869	25,354	13,723	14,709

Class B	–	–	3	15	10	7	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$941,266	$286,629	$445,926	$797,333	$693,044	$349,758	$290,430
Proceeds from sales of securities	459,155	168,788	246,453	382,750	456,976	242,353	119,194

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(1,917)	$(7,129)	$17,357	$19,491	$28,029	$5	$20,286
Net realized gain (loss)	27,863	128,049	(1,055)	76,607	33,489	3	20,948
Net change in unrealized appreciation (depreciation)	(60,061)	(157,279)	(2,983)	(129,266)	(14,438)	–	(66,871)

Net increase (decrease) in net assets from operations	(34,115)	(36,359)	13,319	(33,168)	47,080	8	(25,637)

Distributions to shareholders
From net investment income
Class A	–	(225)	(14,016)	(17,740)	(18,309)	(8)	(12,499)
Class B	–	(13)	(3)	(11)	(14)	–	(198)
From net realized gains
Class A	–	(120,551)	–	–	–	(8)	–
Class B	–	(3,138)	–	–	–	–	–

Total distributions to shareholders	–	(123,927)	(14,019)	(17,751)	(18,323)	(16)	(12,697)

Share transactions[1]
Proceeds from the sale of shares
Class A	879,695	692,259	911,449	624,701	769,681	1,979,068	505,776
Class B	6,851	8,562	354	287	299	11,163	3,154
Reinvestment of distributions
Class A	–	120,776	14,016	17,740	18,309	16	12,499
Class B	–	3,151	3	11	14	–	198
Cost of shares redeemed
Class A	(518,920)	(586,111)	(576,976)	(422,315)	(314,193)	(1,630,382)	(398,761)
Class B	(6,535)	(7,867)	(160)	(137)	(149)	(9,861)	(2,674)

Net increase (decrease) in net assets from share transactions	361,091	230,770	348,686	220,287	473,961	350,004	120,192

Net increase (decrease) net assets	326,976	70,484	347,986	169,368	502,718	349,996	81,858

Net assets beginning of year	1,511,629	1,404,961	872,980	1,136,776	1,291,203	713,252	1,155,325

Net assets end of year	$1,838,605	$1,475,445	$1,220,966	$1,306,144	$1,793,921	$1,063,248	$1,237,183

Undistributed (excess of distributions over) net investment income	$(41)	$(3,723)	$20,485	$19,268	$28,373	$(27)	$19,908

[1] Share transactions
Shares sold
Class A	40,680	22,623	91,395	57,009	45,971	1,979,068	29,181
Class B	314	275	35	26	18	11,163	177
Reinvestment of distributions
Class A	–	4,532	1,414	1,693	1,094	16	776
Class B	–	116	–	1	1	–	12
Shares redeemed
Class A	(24,246)	(19,543)	(57,925)	(38,869)	(18,876)	(1,630,382)	(22,983)
Class B	(300)	(256)	(16)	(12)	(9)	(9,861)	(151)

Net increase/(decrease)
Class A	16,434	7,612	34,884	19,833	28,189	348,702	6,974

Class B	14	135	19	15	10	1,302	38

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$815,286	$670,085	$907,283(a)	$852,326	$2,580,664(b)	$474,083(c)	$364,086
Proceeds from sales of securities	488,753	565,250	542,872(a)	638,998	2,121,940(b)	187,615(c)	233,931

(a) Amounts include $379,391 and $250,057 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $1,933,291 and $1,796,959 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $293,459 and $34,618 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/American Funds Blue Chip Income and Growth Fund (a)	JNL/American Funds Global Bond Fund (a)	JNL/American Funds Global Small Capitalization Fund (a)	JNL/American Funds Growth- Income Fund (a)	JNL/American Funds International Fund (a)	JNL/American Funds New World Fund (a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,396
Net realized gain (loss)	(314)	150	11	–	126	–	1,157
Net change in unrealized appreciation (depreciation)	10,711	(1,175)	7,947	13,029	7,401	8,525	52,224

Net increase (decrease) in net assets from operations	12,290	1,347	8,377	14,759	8,768	9,793	60,777

Distributions to shareholders

From net investment income
Class A	–	–	–	–	–	–	(2,748)
Class B	–	–	–	–	–	–	–

From net realized gains
Class A	–	–	–	–	–	–	(200)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	–	–	–	–	–	–	(2,948)

Share transactions[1]

Proceeds from the sale of shares
Class A	150,108	121,279	79,845	171,314	102,299	130,341	405,032
Class B	9	81	22	22	19	17	–

Reinvestment of distributions
Class A	–	–	–	–	–	–	2,948
Class B	–	–	–	–	–	–	–

Cost of shares redeemed
Class A	(13,401)	(17,364)	(7,297)	(11,577)	(8,300)	(6,667)	(50,291)
Class B	(1)	(2)	–	(1)	–	(1)	–

Net increase (decrease) in net assets from share transactions	136,715	103,994	72,570	159,758	94,018	123,690	357,689

Net increase (decrease) net assets	149,005	105,341	80,947	174,517	102,786	133,483	415,518

Net assets beginning of year	–	–	–	–	–	–	199,516

Net assets end of year	$149,005	$105,341	$80,947	$174,517	$102,786	$133,483	$615,034

Undistributed (excess of distributions over) net investment income	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,819

[1] Share transactions

Shares sold
Class A	15,779	11,730	7,976	17,903	10,269	12,377	30,872
Class B	1	8	2	2	2	2	–

Reinvestment of distributions
Class A	–	–	–	–	–	–	209
Class B	–	–	–	–	–	–	–

Shares redeemed
Class A	(1,438)	(1,656)	(716)	(1,200)	(799)	(627)	(3,813)
Class B	–	–	–	–	–	–	–

Net increase (decrease)
Class A	14,341	10,074	7,260	16,703	9,470	11,750	27,268

Class B	1	8	2	2	2	2	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$141,889	$108,845	$74,385	$161,578	$96,547	$125,023	$372,986
Proceeds from sales of securities	3,207	2,433	1,362	–	1,233	–	10,155

(a) Period from May 3, 2010 (commencement of operations)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund		JNL/Black Rock Global Allocation Fund (a)	JNL/Capital Guardian Global Balanced Fund		JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$10,133	$12,244	$6,622	$6,176		$2,078	$5,067		$3,684
Net realized gain (loss)	1,829	2,771	3,076	50,319		(3)	(944)		3,919
Net change in unrealized appreciation (depreciation)	84,551	102,316	69,635	80,009		1,380	25,242		36,578

Net increase (decrease) in net assets from operations	96,513	117,331	79,333	136,504		3,455	29,365		44,181

Distributions to shareholders

From net investment income
Class A	(4,331)	(5,229)	(3,056)	(2,641)		–	(3,456)		(2,798)
Class B	–	–	–	(2)		–	(5)		(2)

From net realized gains
Class A	(723)	(1,476)	(1,793)	–		–	–		–
Class B	–	–	–	–		–	–		–

Total distributions to shareholders	(5,054)	(6,705)	(4,849)	(2,643)		–	(3,461)		(2,800)

Share transactions[1]

Proceeds from the sale of shares
Class A	563,434	713,332	527,728	513,422		181,274	131,332		211,622
Class B	–	–	–	285		18	62		205

Reinvestment of distributions
Class A	5,054	6,705	4,849	2,641		–	3,456		2,798
Class B	–	–	–	2		–	5		2

Cost of shares redeemed
Class A	(83,007)	(114,556)	(108,464)	(290,691)		(5,167)	(81,872)		(151,444)
Class B	–	–	–	(234)		–	(90)		(262)

Net increase (decrease) in net assets from share transactions	485,481	605,481	424,113	225,425		176,125	52,893		62,921

Net increase (decrease) net assets	576,940	716,107	498,597	359,286		179,580	78,797		104,302

Net assets beginning of year	308,516	361,516	229,813	641,646		–	280,217		332,906

Net assets end of year	$885,456	$1,077,623	$728,410	$1,000,932		$179,580	$359,014		$437,208

Undistributed (excess of distributions over) net investment income	$10,500	$12,800	$7,039	$5,979		$2,078	$3,863		$2,921

[1] Share transactions

Shares sold
Class A	41,230	50,645	36,186	54,520		17,866	14,856		10,087
Class B	–	–	–	31		2	7		9

Reinvestment of distributions
Class A	342	442	309	250		–	370		123
Class B	–	–	–	–		–	–		–

Shares redeemed
Class A	(6,049)	(8,156)	(7,614)	(32,082)		(514)	(9,301)		(7,297)
Class B	–	–	–	(25)		–	(10)		(12)

Net increase (decrease)
Class A	35,523	42,931	28,881	22,688		17,352	5,925		2,913

Class B	–	–	–	6		2	(3)		(3)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$505,239	$626,063	$448,670	$655,820	(b)	$181,946	$212,461	(c)	$169,628
Proceeds from sales of securities	13,897	13,842	21,849	652,013	(b)	3,676	159,492	(c)	104,141
(a) Period from October 11, 2010 (commencement of operations)

(b) Amounts include $62,008 and $123,976 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $24,828 and $20,653 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Operations
Net investment income (loss)	$1,464	$1,253	$(630)	$15,760	$5,635	$44,723	$3,370
Net realized gain (loss)	(1,485)	1,930	24,065	(8,814)	(6,204)	2,903	14,841
Net change in unrealized appreciation (depreciation)	98,995	18,111	99,113	87,147	31,766	59,043	14,473

Net increase (decrease) in net assets from operations	98,974	21,294	122,548	94,093	31,197	106,669	32,684

Distributions to shareholders

From net investment income
Class A	(1,990)	(509)	(679)	(27,416)	(5,696)	(34,996)	(2,197)
Class B	(1)	–	(1)	–	(4)	(12)	(2)

From net realized gains
Class A	–	–	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(1,991)	(509)	(680)	(27,416)	(5,700)	(35,008)	(2,199)

Share transactions[1]

Proceeds from the sale of shares
Class A	564,155	189,640	361,575	290,256	297,645	579,705	110,117
Class B	52	31	258	–	92	242	91

Reinvestment of distributions
Class A	1,990	509	679	27,416	5,696	34,996	2,197
Class B	1	–	1	–	4	12	2

Cost of shares redeemed
Class A	(323,335)	(91,706)	(174,060)	(185,127)	(228,869)	(352,773)	(72,950)
Class B	(165)	(17)	(87)	–	(48)	(327)	(159)

Net increase (decrease) in net assets from share transactions	242,698	98,457	188,366	132,545	74,520	261,855	39,298

Net increase (decrease) net assets	339,681	119,242	310,234	199,222	100,017	333,516	69,783

Net assets beginning of year	555,288	84,286	279,696	838,759	375,724	728,624	144,222

Net assets end of year	$894,969	$203,528	$589,930	$1,037,981	$475,741	$1,062,140	$214,005

Undistributed (excess of distributions over) net investment income	$1,458	$1,252	$92	$15,748	$4,626	$49,325	$3,211

[1] Share transactions

Shares sold
Class A	29,708	28,500	19,550	34,685	39,433	59,467	15,340
Class B	3	4	14	–	12	26	12

Reinvestment of distributions
Class A	96	71	31	3,151	714	3,513	273
Class B	–	–	–	–	–	2	–

Shares redeemed
Class A	(17,037)	(13,649)	(9,950)	(22,211)	(30,477)	(36,219)	(10,447)
Class B	(8)	(3)	(5)	–	(6)	(35)	(22)

Net increase (decrease)
Class A	12,767	14,922	9,631	15,625	9,670	26,761	5,166

Class B	(5)	1	9	–	6	(7)	(10)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$427,947	$173,575	$360,706	$148,727	$88,818	$537,457	$298,982
Proceeds from sales of securities	224,843	74,804	179,309	27,822	18,899	265,825	258,454

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund		JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Operations
Net investment income (loss)	$14,955	$1,114	$22,094		$24,102	$2,143	$175	$10,895
Net realized gain (loss)	3,429	3,493	25,359		31,988	35,671	2,746	43,997
Net change in unrealized appreciation (depreciation)	38,261	49,341	16,801		18,046	48,330	6,451	26,876

Net increase (decrease) in net assets from operations	56,645	53,948	64,254		74,136	86,144	9,372	81,768

Distributions to shareholders

From net investment income
Class A	(115)	(1,042)	(24,868)		(6,416)	(2,164)	(670)	(22,616)
Class B	–	(2)	(6)		(4)	(49)	(1)	(21)

From net realized gains
Class A	–	–	(11,209)		(1,607)	–	–	–
Class B	–	–	(3)		(1)	–	–	–

Total distributions to shareholders	(115)	(1,044)	(36,086)		(8,028)	(2,213)	(671)	(22,637)

Share transactions[1]		1,111

Proceeds from the sale of shares
Class A	357,200	158,344	640,870		741,867	323,668	61,227	396,818
Class B	121	204	88		258	3,381	46	340

Reinvestment of distributions
Class A	115	1,042	36,077		8,023	2,164	670	22,616
Class B	–	2	9		5	49	1	21

Cost of shares redeemed
Class A	(242,673)	(85,606)	(431,437)		(246,113)	(186,638)	(45,657)	(160,271)
Class B	(82)	(116)	(105)		(57)	(1,189)	(37)	(222)

Net increase (decrease) in net assets from share transactions	114,681	73,870	245,502		503,983	141,435	16,250	259,302

Net increase (decrease) net assets	171,211	126,774	273,670		570,091	225,366	24,951	318,433

Net assets beginning of year	423,854	167,826	782,989		193,243	280,725	90,453	343,355

Net assets end of year	$595,065	$294,600	$1,056,659		$763,334	$506,091	$115,404	$661,788

Undistributed (excess of distributions over) net investment income	$18,020	$1,111	$21,079		$35,962	$1,353	$159	$7,115

[1] Share transactions

Shares sold
Class A	45,295	16,583	51,975		57,956	34,724	8,151	49,969
Class B	15	21	7		20	357	6	44

Reinvestment of distributions
Class A	14	96	3,012		599	209	84	2,768
Class B	–	–	1		–	5	–	3

Shares redeemed
Class A	(30,825)	(9,202)	(34,956)		(18,889)	(20,229)	(6,078)	(20,477)
Class B	(10)	(12)	(9)		(5)	(129)	(4)	(28)

Net increase (decrease)
Class A	14,484	7,477	20,031		39,666	14,704	2,157	32,260

Class B	5	9	(1)		15	233	2	19

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$256,385	$88,809	$9,427,621	(a)	$977,811	$439,186	$641,188	$567,241
Proceeds from sales of securities	142,778	18,206	9,128,533	(a)	644,211	303,671	625,502	319,836

(a) Amounts include $3,213,974 and $3,286,679 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$5,627	$1,640	$(566)	$5,274	$8,955	$(342)	$30,023
Net realized gain (loss)	(11,694)	48,760	4,743	(67,481)	(9,084)	19,442	1,120
Net change in unrealized appreciation (depreciation)	65,852	78,996	23,466	143,012	38,945	24,887	23,731

Net increase (decrease) in net assets from operations	59,785	129,396	27,643	80,805	38,816	43,987	54,874

Distributions to shareholders

From net investment income
Class A	(3,869)	(2,185)	–	(36)	(14,917)	–	(24,715)
Class B	(4)	(3)	–	–	(15)	–	(15)

From net realized gains
Class A	–	–	–	(62)	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(3,873)	(2,188)	–	(98)	(14,932)	–	(24,730)

Share transactions[1]

Proceeds from the sale of shares
Class A	333,210	509,847	86,237	889,730	303,457	84,684	699,247
Class B	169	324	221	185	253	112	185

Reinvestment of distributions
Class A	3,869	2,185	–	98	14,917	–	24,715
Class B	4	3	–	–	15	–	15

Cost of shares redeemed
Class A	(236,531)	(352,339)	(56,659)	(191,728)	(284,010)	(59,945)	(528,761)
Class B	(121)	(258)	(39)	(124)	(261)	(71)	(269)

Net increase (decrease) in net assets from share transactions	100,600	159,762	29,820	698,161	34,371	24,780	195,132

Net increase (decrease) net assets	156,512	286,970	57,463	778,868	58,255	68,767	225,276

Net assets beginning of year	431,981	624,743	92,950	196,977	549,690	163,804	693,581

Net assets end of year	$588,493	$911,713	$150,413	$975,845	$607,945	$232,571	$918,857

Undistributed (excess of distributions over) net investment income	$4,486	$1,496	$32	$3,233	$14,217	$(7)	$30,277

[1] Share transactions

Shares sold
Class A	35,490	45,676	7,857	84,976	43,412	4,922	53,216
Class B	18	30	20	18	36	6	14

Reinvestment of distributions
Class A	382	177	–	9	2,010	–	1,932
Class B	–	–	–	–	2	–	1

Shares redeemed
Class A	(25,526)	(31,567)	(5,285)	(18,547)	(41,273)	(3,583)	(40,110)
Class B	(13)	(23)	(3)	(13)	(37)	(4)	(20)

Net increase (decrease)
Class A	10,346	14,286	2,572	66,438	4,149	1,339	15,038

Class B	5	7	17	5	1	2	(5)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$242,086	$1,305,364	$67,792	$1,045,700	$389,566	$174,226	$258,809	(a)
Proceeds from sales of securities	139,843	1,151,812	38,248	492,613	356,318	150,280	77,261	(a)

(a) Amounts include $236,087 and $70,834 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Operations
Net investment income (loss)	$16,975	$1,474	$402	$135	$4,058	$4,063	$554
Net realized gain (loss)	58,682	16,282	981	1,075	(7,881)	(5,453)	561
Net change in unrealized appreciation (depreciation)	123,607	19,532	35,524	2,218	38,610	42,730	(1,057)

Net increase (decrease) in net assets from operations	199,264	37,288	36,907	3,428	34,787	41,340	58

Distributions to shareholders

From net investment income
Class A	(5,660)	(932)	(1,034)	(105)	(4,451)	(2,898)	(11)
Class B	(5)	(1)	(1)	(1)	–	–	–

From net realized gains
Class A	–	–	(622)	(339)	(116)	(219)	(84)
Class B	–	–	–	(1)	–	–	(1)

Total distributions to shareholders	(5,665)	(933)	(1,657)	(446)	(4,567)	(3,117)	(96)

Share transactions[1]

Proceeds from the sale of shares
Class A	890,442	93,010	217,316	19,707	76,226	147,178	17,977
Class B	514	61	43	8	–	–	17

Reinvestment of distributions
Class A	5,660	932	1,656	444	4,567	3,117	95
Class B	5	1	1	2	–	–	1

Cost of shares redeemed
Class A	(438,419)	(80,943)	(88,510)	(10,631)	(47,962)	(60,988)	(13,051)
Class B	(409)	(84)	(110)	(2)	–	–	(8)

Net increase (decrease) in net assets from share transactions	457,793	12,977	130,396	9,528	32,831	89,307	5,031

Net increase (decrease) net assets	651,392	49,332	165,646	12,510	63,051	127,530	4,993

Net assets beginning of year	736,637	164,897	29,868	17,428	194,494	204,951	13,366

Net assets end of year	$1,388,029	$214,229	$195,514	$29,938	$257,545	$332,481	$18,359

Undistributed (excess of distributions over) net investment income	$13,588	$1,469	$(626)	$(1)	$4,078	$4,118	$452

[1] Share transactions

Shares sold
Class A	82,378	9,078	17,502	1,692	10,177	16,864	1,628
Class B	49	5	3	1	–	–	2

Reinvestment of distributions
Class A	482	83	114	36	564	329	8
Class B	–	–	–	–	–	–	–

Shares redeemed
Class A	(42,006)	(8,106)	(6,993)	(905)	(6,461)	(7,064)	(1,220)
Class B	(39)	(8)	(8)	–	–	–	(1)

Net increase (decrease)
Class A	40,854	1,055	10,623	823	4,280	10,129	416

Class B	10	(3)	(5)	1	–	–	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$665,780	$148,313	$146,091	$20,264	$49,698	$115,811	$21,140
Proceeds from sales of securities	213,623	140,017	21,548	10,324	17,092	24,832	15,656

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund		JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$853	$16,642	$3,479	$5,158	$19,412	$31,057		$(1,545)
Net realized gain (loss)	2,045	7,352	20,132	8,293	(4,444)	2,851		8,336
Net change in unrealized appreciation (depreciation)	570	138,699	106,293	125,788	57,840	21,145		1,335

Net increase (decrease) in net assets from operations	3,468	162,693	129,904	139,239	72,808	55,053		8,126

Distributions to shareholders

From net investment income
Class A	–	(16,148)	(3,900)	(3,973)	(18,765)	(32,959)		–
Class B	–	(173)	(41)	(34)	(410)	(76)		–

From net realized gains
Class A	(5)	(1,499)	(5,074)	–	–	(2,136)		(43)
Class B	–	(14)	(45)	–	–	(5)		–

Total distributions to shareholders	(5)	(17,834)	(9,060)	(4,007)	(19,175)	(35,176)		(43)

Share transactions[1]

Proceeds from the sale of shares
Class A	38,421	750,051	310,004	350,676	605,120	896,319		187,156
Class B	45	4,752	2,706	2,939	8,016	1,206		83

Reinvestment of distributions
Class A	5	17,647	8,974	3,973	18,765	35,095		43
Class B	–	187	86	34	410	81		–

Cost of shares redeemed
Class A	(19,549)	(482,998)	(243,701)	(249,623)	(331,735)	(415,623)		(56,629)
Class B	(11)	(4,476)	(2,423)	(2,777)	(5,961)	(1,161)		(6)

Net increase (decrease) in net assets from share transactions	18,911	285,163	75,646	105,222	294,615	515,917		130,647

Net increase (decrease) net assets	22,374	430,022	196,490	240,454	348,248	535,794		138,730

Net assets beginning of year	16,761	911,278	474,320	474,365	740,039	795,770		62,384

Net assets end of year	$39,135	$1,341,300	$670,810	$714,819	$1,088,287	$1,331,564		$201,114

Undistributed (excess of distributions over) net investment income	$892	$869	$3,583	$4,923	$2,574	$9,505		$1,170

[1] Share transactions

Shares sold
Class A	3,256	77,940	25,510	32,370	52,262	75,467		18,459
Class B	4	490	221	277	655	99		8

Reinvestment of distributions
Class A	–	1,697	659	321	1,525	3,028		4
Class B	–	18	6	2	32	7		–

Shares redeemed
Class A	(1,667)	(50,160)	(20,294)	(23,289)	(28,959)	(34,873)		(5,569)
Class B	(1)	(460)	(200)	(261)	(491)	(95)		–

Net increase (decrease)
Class A	1,589	29,477	5,875	9,402	24,828	43,622		12,894

Class B	3	48	27	18	196	11		8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$41,173	$324,025	$132,619	$185,809	$289,589	$1,520,827	(a)	$–
Proceeds from sales of securities	21,444	23,426	62,502	77,490	14,276	1,006,541	(a)	–

(a) Amounts include $979,714 and $578,615 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund		JNL/PIMCO Total Return Bond Fund		JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Operations
Net investment income (loss)	$3,224	$446	$1,272	$20,742		$59,789		$55,424	$144
Net realized gain (loss)	(1,575)	11,529	18,845	83,465		89,455		24,259	4,635
Net change in unrealized appreciation (depreciation)	48,732	7,148	17,739	351		42,385		24,915	6,593

Net increase (decrease) in net assets from operations	50,381	19,123	37,856	104,558		191,629		104,598	11,372

Distributions to shareholders

From net investment income
Class A	(2,816)	(140)	–	(23,351)		(66,700)		(54,449)	(2)
Class B	(5)	–	–	(4)		(334)		(438)	–

From net realized gains
Class A	–	–	(3,486)	(33,407)		(121,072)		–	–
Class B	–	–	(3)	(5)		(561)		–	–

Total distributions to shareholders	(2,821)	(140)	(3,489)	(56,767)		(188,667)		(54,887)	(2)

Share transactions[1]

Proceeds from the sale of shares
Class A	175,167	108,211	282,213	1,234,087		2,118,433		697,735	102,497
Class B	114	81	274	317		6,025		3,520	78

Reinvestment of distributions
Class A	2,816	140	3,486	56,758		187,772		54,449	2
Class B	5	–	3	9		895		438	–

Cost of shares redeemed
Class A	(113,802)	(84,935)	(168,527)	(733,626)		(1,409,108)		(467,766)	(47,568)
Class B	(87)	(57)	(218)	(315)		(5,410)		(2,889)	(72)

Net increase (decrease) in net assets from share transactions	64,213	23,440	117,231	557,230		898,607		285,487	54,937

Net increase (decrease) net assets	111,773	42,423	151,598	605,021		901,569		335,198	66,307

Net assets beginning of year	290,479	108,410	233,736	1,190,065		2,362,580		572,502	20,112

Net assets end of year	$402,252	$150,833	$385,334	$1,795,086		$3,264,149		$907,700	$86,419

Undistributed (excess of distributions over) net investment income	$2,774	$357	$1,156	$21,452		$14,311		$3,530	$144

[1] Share transactions

Shares sold
Class A	18,487	12,793	34,097	101,200		164,806		106,216	11,079
Class B	12	9	34	27		448		492	8

Reinvestment of distributions
Class A	273	15	398	4,778		15,442		8,262	–
Class B	–	–	–	1		69		60	–

Shares redeemed
Class A	(12,134)	(10,596)	(21,640)	(60,012)		(109,862)		(71,615)	(5,434)
Class B	(9)	(6)	(28)	(26)		(398)		(406)	(8)

Net increase (decrease)
Class A	6,626	2,212	12,855	45,966		70,386		42,863	5,645

Class B	3	3	6	2		119		146	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$144,405	$107,162	$205,917	$11,650,705	(a)	$15,336,618	(b)	$708,500	$90,569
Proceeds from sales of securities	82,498	82,516	105,942	10,943,193	(a)	12,963,538	(b)	442,150	35,933

(a) Amounts include $11,159,339 and $10,561,022 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $7,951,562 and $6,640,461 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund
Operations
Net investment income (loss)	$144	$1,301	$3,008	$13,258	$18,302	$25,803	$12,800
Net realized gain (loss)	3,975	6,712	18,049	8,400	(5,179)	(2,932)	(26,280)
Net change in unrealized appreciation (depreciation)	5,218	8,145	83,644	45,561	133,910	274,473	288,389

Net increase (decrease) in net assets from operations	9,337	16,158	104,701	67,219	147,033	297,344	274,909

Distributions to shareholders

From net investment income
Class A	(80)	(1,221)	(1,034)	(20,853)	(28,187)	(30,938)	(17,998)
Class B	(13)	(3)	–	–	–	–	–

From net realized gains
Class A	(2,962)	–	(3,317)	–	–	–	–
Class B	(296)	–	(1)	–	–	–	–

Total distributions to shareholders	(3,351)	(1,224)	(4,352)	(20,853)	(28,187)	(30,938)	(17,998)

Share transactions[1]

Proceeds from the sale of shares
Class A	70,253	48,836	462,973	537,778	770,760	1,248,698	786,950
Class B	3,747	334	193	–	–	–	–

Reinvestment of distributions
Class A	3,042	1,221	4,351	20,853	28,187	30,938	17,998
Class B	309	3	1	–	–	–	–

Cost of shares redeemed
Class A	(32,810)	(44,992)	(148,454)	(249,387)	(274,030)	(459,835)	(400,802)
Class B	(2,706)	(713)	(157)	–	–	–	–

Net increase (decrease) in net assets from share transactions	41,835	4,689	318,907	309,244	524,917	819,801	404,146

Net increase (decrease) net assets	47,821	19,623	419,256	355,610	643,763	1,086,207	661,057

Net assets beginning of year	19,711	94,335	224,029	623,958	1,021,335	1,774,984	1,479,759

Net assets end of year	$67,532	$113,958	$643,285	$979,568	$1,665,098	$2,861,191	$2,140,816

Undistributed (excess of distributions over) net investment income	$54	$1,298	$3,650	$9,963	$15,493	$36,428	$17,358

[1] Share transactions

Shares sold
Class A	7,561	4,474	52,978	49,885	70,836	113,682	77,548
Class B	408	29	23	–	–	–	–

Reinvestment of distributions
Class A	306	103	443	1,897	2,477	2,624	1,610
Class B	31	–	–	–	–	–	–

Shares redeemed
Class A	(3,701)	(4,178)	(17,431)	(23,102)	(25,189)	(42,151)	(39,951)
Class B	(290)	(62)	(19)	–	–	–	–

Net increase (decrease)
Class A	4,166	399	35,990	28,680	48,124	74,155	39,207

Class B	149	(33)	4	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$66,358	$41,014	$391,986	$423,532	$642,620	$1,015,444	$609,919
Proceeds from sales of securities	27,932	35,725	92,954	71,566	68,078	123,378	119,858

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund
Operations
Net investment income (loss)	$4,928	$4,792	$4,624	$1,713	$3,574	$10,482	$4,295
Net realized gain (loss)	(16,731)	(6,331)	(7,304)	842	31,721	17,941	38,315
Net change in unrealized appreciation (depreciation)	120,981	30,788	41,943	11,263	(3,418)	28,373	(5,059)

Net increase (decrease) in net assets from operations	109,178	29,249	39,263	13,818	31,877	56,796	37,551

Distributions to shareholders
From net investment income
Class A	(4,942)	(2,774)	(3,418)	(1,410)	(2,218)	(4,709)	(2,231)
Class B	–	–	–	–	(1)	(2)	(1)
From net realized gains
Class A	–	–	–	–	(10,989)	(16,446)	(30,955)
Class B	–	–	–	–	(2)	(6)	(10)

Total distributions to shareholders	(4,942)	(2,774)	(3,418)	(1,410)	(13,210)	(21,163)	(33,197)

Share transactions[1]
Proceeds from the sale of shares
Class A	283,174	222,980	204,344	63,794	185,820	306,563	231,383
Class B	–	–	–	–	19	207	265
Reinvestment of distributions
Class A	4,942	2,774	3,418	1,410	13,207	21,155	33,186
Class B	–	–	–	–	3	8	11
Cost of shares redeemed
Class A	(186,556)	(74,251)	(73,880)	(20,999)	(176,354)	(161,792)	(195,888)
Class B	–	–	–	–	(16)	(232)	(280)

Net increase (decrease) in net assets from share transactions	101,560	151,503	133,882	44,205	22,679	165,909	68,677

Net increase (decrease) net assets	205,796	177,978	169,727	56,613	41,346	201,542	73,031

Net assets beginning of year	582,868	168,455	206,365	80,863	254,745	239,550	246,686

Net assets end of year	$788,664	$346,433	$376,092	$137,476	$296,091	$441,092	$319,717

Undistributed (excess of distributions over) net investment income	$5,559	$5,554	$5,070	$1,787	$3,572	$10,367	$4,294

[1] Share transactions
Shares sold
Class A	25,933	24,318	24,521	8,108	18,201	32,831	22,688
Class B	–	–	–	–	2	23	25
Reinvestment of distributions
Class A	406	286	382	168	1,246	2,206	3,359
Class B	–	–	–	–	–	1	1
Shares redeemed
Class A	(17,261)	(8,277)	(9,009)	(2,719)	(17,375)	(17,417)	(19,275)
Class B	–	–	–	–	(1)	(25)	(27)

Net increase (decrease)
Class A	9,078	16,327	15,894	5,557	2,072	17,620	6,772

Class B	–	–	–	–	1	(1)	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,231	$218,125	$221,908	$75,724	$215,618	$274,054	$329,688
Proceeds from sales of securities	69,440	51,077	72,085	27,690	202,188	119,096	288,499

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/Select Balanced Fund		JNL/Select Money Market Fund		JNL/Select Value Fund	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$4,142	$6,453	$17,816		$–		$12,344	$(1,139)	$116
Net realized gain (loss)	18,842	41,174	30,137		6		29,547	10,801	53,310
Net change in unrealized appreciation (depreciation)	(2,417)	47,764	63,421		–		88,641	199,852	220,625

Net increase (decrease) in net assets from operations	20,567	95,391	111,374		6		130,532	209,514	274,051

Distributions to shareholders

From net investment income
Class A	(1,966)	–	(13,924)		(22)		(9,433)	(518)	(2,006)
Class B	(1)	–	(12)		–		(158)	(45)	(104)

From net realized gains
Class A	(5,597)	(559)	–		–		–	–	(26,025)
Class B	(1)	–	–		–		–	–	(723)

Total distributions to shareholders	(7,565)	(559)	(13,936)		(22)		(9,591)	(563)	(28,858)

Share transactions[1]

Proceeds from the sale of shares
Class A	213,276	337,075	649,943		980,495		634,322	790,504	632,488
Class B	94	–	356		5,729		3,298	5,179	7,021

Reinvestment of distributions
Class A	7,563	559	13,924		22		9,433	518	28,031
Class B	2	–	12		–		158	45	827

Cost of shares redeemed
Class A	(165,690)	(215,926)	(207,915)		(1,415,005)		(386,536)	(435,469)	(352,320)
Class B	(81)	–	(274)		(5,754)		(2,524)	(4,955)	(5,545)

Net increase (decrease) in net assets from share transactions	55,164	121,708	456,046		(434,513)		258,151	355,822	310,502

Net increase (decrease) net assets	68,166	216,540	553,484		(434,529)		379,092	564,773	555,695

Net assets beginning of year	213,036	627,405	737,719		1,147,781		776,233	946,856	849,266

Net assets end of year	$281,202	$843,945	$1,291,203		$713,252		$1,155,325	$1,511,629	$1,404,961

Undistributed (excess of distributions over) net investment income	$4,140	$45,475	$18,303		$(24)		$12,301	$(35)	$(2,016)

[1] Share transactions

Shares sold
Class A	22,554	33,956	41,987		980,495		39,952	42,408	24,104
Class B	10	–	22		5,729		205	280	271

Reinvestment of distributions
Class A	792	52	862		22		557	25	952
Class B	–	–	1		–		9	2	28

Shares redeemed
Class A	(17,898)	(21,977)	(13,478)		(1,415,005)		(24,426)	(23,316)	(13,670)
Class B	(9)	–	(17)		(5,754)		(158)	(266)	(214)

Net increase (decrease)
Class A	5,448	12,031	29,371		(434,488)		16,083	19,117	11,386

Class B	1	–	6		(25)		56	16	85

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$261,736	$238,909	$1,290,355	(a)	$87,200	(b)	$484,374	$752,527	$525,172
Proceeds from sales of securities	210,196	70,812	852,952	(a)	92,777	(b)	226,029	405,692	260,525
   (a) Amounts include $195,225 and $149,833 of purchases and sales, respectively, of U.S. Government Securities.

   (b) Amounts include $56,971 and $68,971 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/T.Rowe Price Short- Term Bond Fund		JNL/T.Rowe Price Value Fund
Operations
Net investment income (loss)	$12,939		$17,758
Net realized gain (loss)	(704)		360
Net change in unrealized appreciation (depreciation)	6,379		127,179

Net increase (decrease) in net assets from operations	18,614		145,297

Distributions to shareholders

From net investment income
Class A	(9,874)		(9,950)
Class B	(1)		(6)

From net realized gains
Class A	–		–
Class B	–		–

Total distributions to shareholders	(9,875)		(9,956)

Share transactions[1]

Proceeds from the sale of shares
Class A	777,055		677,873
Class B	181		220

Reinvestment of distributions
Class A	9,874		9,950
Class B	1		6

Cost of shares redeemed
Class A	(407,604)		(414,580)
Class B	(309)		(255)

Net increase (decrease) in net assets from share transactions	379,198		273,214

Net increase (decrease) net assets	387,937		408,555

Net assets beginning of year	485,043		728,221

Net assets end of year	$872,980		$1,136,776

Undistributed (excess of distributions over) net investment income	$14,163		$17,730

[1] Share transactions
Shares sold
Class A	78,433		69,177
Class B	18		21

Reinvestment of distributions
Class A	1,003		946
Class B	–		1

Shares redeemed
Class A	(41,040)		(42,343)
Class B	(31)		(26)

Net increase (decrease)
Class A	38,396		27,780

Class B	(13)		(4)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$741,122	(a)	$513,331
Proceeds from sales of securities	384,802	(a)	235,227
(a)	Amounts include $210,132 and $87,334 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
12/31/2011	$10.39	$0.21	$(0.34)	$(0.13)	$(0.05)	$–	$10.21	(1.25) %	$403,577	4%	0.65%(f)	2.05%(f)
12/31/2010 *	10.00	0.29	0.10	0.39	–	–	10.39	3.90	148,996	5	0.65 (f)	4.51 (f)
Class B
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–	10.25	(1.03)	55	4	0.40 (f)	3.12 (f)
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–	10.41	4.10	9	5	0.40 (f)	6.57 (f)

JNL/American Funds Global Bond Fund(e)
Class A
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00)(g)	10.82	4.32	339,564	18	0.55 (f)	3.54 (f)
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–	10.45	4.50	105,262	5	0.55 (f)	6.97 (f)
Class B
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00)(g)	10.86	4.53	176	18	0.30 (f)	3.58 (f)
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–	10.47	4.70	79	5	0.30 (f)	8.98 (f)

JNL/American Funds Global Small Capitalization Fund(e)
Class A
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00)(g)	8.95	(19.43)	130,159	10	0.55 (f)	1.11 (f)
12/31/2010 *	10.00	0.13	1.02	1.15	–	–	11.15	11.50	80,924	4	0.55 (f)	1.93 (f)
Class B
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00)(g)	8.99	(19.11)	49	10	0.30 (f)	1.19 (f)
12/31/2010 *	10.00	0.22	0.94	1.16	–	–	11.16	11.60	23	4	0.30 (f)	3.11 (f)

JNL/American Funds Growth-Income Fund(e)
Class A
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–	10.17	(2.30)	460,263	3	0.70 (f)	1.76 (f)
12/31/2010 *	10.00	0.24	0.21	0.45	–	–	10.45	4.50	174,494	0	0.70 (f)	3.72 (f)
Class B
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–	10.20	(2.09)	92	3	0.45 (f)	2.14 (f)
12/31/2010 *	10.00	0.27	0.19	0.46	–	–	10.46	4.60	23	0	0.45 (f)	4.22 (f)

JNL/American Funds International Fund(e)
Class A
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)	9.23	(14.38)	213,058	3	0.70 (f)	1.99 (f)
12/31/2010 *	10.00	0.27	0.58	0.85	–	–	10.85	8.50	102,766	3	0.70 (f)	3.92 (f)
Class B
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)	9.28	(14.05)	57	3	0.45 (f)	2.41 (f)
12/31/2010 *	10.00	0.46	0.41	0.87	–	–	10.87	8.70	20	3	0.45 (f)	6.65 (f)

JNL/American Funds New World Fund(e)
Class A
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–	9.69	(14.30)	275,059	7	0.65 (f)	1.91 (f)
12/31/2010 *	10.00	0.27	1.09	1.36	–	–	11.36	13.60	133,465	0	0.65 (f)	3.78 (f)
Class B
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–	9.73	(14.00)	81	7	0.40 (f)	3.34 (f)
12/31/2010 *	10.00	0.28	1.09	1.37	–	–	11.37	13.70	18	0	0.40 (f)	3.94 (f)

JNL Institutional Alt 20 Fund(e)
Class A
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)	13.82	(2.57)	910,347	23	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00)(g)	14.32	13.06	615,034	3	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–	12.73	27.30	199,516	3	0.20	4.93

JNL Institutional Alt 35 Fund(e)
Class A
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)	14.35	(3.81)	1,389,770	29	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)	15.05	14.36	885,456	2	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–	13.24	32.40	308,516	6	0.20	4.72

JNL Institutional Alt 50 Fund(e)
Class A
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)	14.65	(4.63)	1,816,781	28	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)	15.49	14.90	1,077,623	2	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–	13.57	35.70	361,516	13	0.20	5.06

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL Institutional Alt 65 Fund(e)
Class A
12/31/2011	$16.07	$0.33	$(1.20)	$(0.87)	$(0.11)	$(0.04)	$15.05	(5.43)%	$986,845	40%	0.18%	2.06%
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)	16.07	15.85	728,410	5	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–	13.97	39.70	229,813	24	0.20	4.80

JNL Disciplined Moderate Fund(e)
Class A
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	–	9.80	0.72	462,723	127	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	–	9.85	11.10	346,433	21	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
12/31/2007 *	10.00	0.48	0.22	0.70	–	–	10.70	7.00	34,588	31	0.18	4.75

JNL Disciplined Moderate Growth Fund(e)
Class A
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	–	8.92	(0.86)	509,358	101	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	–	9.09	13.29	376,092	26	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
12/31/2007 *	10.00	0.35	0.32	0.67	–	–	10.67	6.70	40,459	31	0.18	3.49

JNL Disciplined Growth Fund(e)
Class A
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	–	8.17	(3.14)	181,732	109	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	–	8.52	12.74	137,476	28	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
12/31/2007 *	10.00	0.36	0.29	0.65	–	–	10.65	6.50	16,525	28	0.19	3.58

JNL/AQR Managed Futures Strategy Fund
Class A
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	–	–	9.46	(5.40)	459,751	0	1.36	(1.34)
Class B
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	–	–	9.47	(5.30)	95	0	1.16	(1.14)

JNL/BlackRock Commodity Securities Fund
Class A
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	–	10.15	(7.37)	1,052,317	14	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	–	11.02	17.44	1,000,238	102	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	–	9.41	50.17	641,108	108	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)	214,651	71	1.04	1.67
12/31/2007 *	10.00	0.07	3.83	3.90	–	–	13.90	39.00	388,379	51	1.05	0.57
Class B
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	–	10.20	(7.13)	848	14	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	–	11.06	17.59	694	102	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	–	9.44	50.34	538	108	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71	0.84	1.94
12/31/2007 *	10.00	0.12	3.81	3.93	–	–	13.93	39.30	302	51	0.85	0.96

JNL/BlackRock Global Allocation Fund(e)(i)
Class A
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	(0.00)(g)	9.91	(3.82)	513,329	33 (cc)	0.81 (f)	0.08 (f)
12/31/2010 *	10.00	0.28	0.07	0.35	–	–	10.35	3.50	179,580	5	0.59 (f)	12.50 (f)
Class B
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	(0.00)(g)	9.94	(3.53)	85	33 (cc)	0.61 (f)	0.28 (f)
12/31/2010 *	10.00	0.33	0.02	0.35	–	–	10.35	3.50	20	5	0.39 (f)	14.63 (f)

JNL/Brookfield Global Infrastructure Fund
Class A
12/31/2011 *	10.00	0.01	0.35	0.36	–	–	10.36	3.60	127,282	0	1.18	1.96
Class B
12/31/2011 *	10.00	0.01	0.35	0.36	–	–	10.36	3.60	104	0	0.98	2.16

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Capital Guardian Global Balanced Fund
Class A
12/31/2011	$9.52	$0.15	$(0.60)	$(0.45)	$(0.10)	$–	$8.97	(4.76)%	$371,075	46%(j)	1.01%	1.58%
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	–	9.52	9.01	358,593	47 (j)	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	–	8.82	22.48	279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)	183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96	197,825	155	0.98	1.60
Class B
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	–	9.18	(4.70)	443	46 (j)	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	–	9.75	9.40	421	47 (j)	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	–	9.01	22.75	411	78	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)	189	70	0.81	2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24	290	155	0.78	1.78

JNL/Capital Guardian Global Diversified Research Fund
Class A
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	–	21.97	(4.51)	299,322	39	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	–	23.23	11.77	436,897	30	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	–	20.92	38.32 (k)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	–	–	15.33	(42.52)	163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	–	26.67	20.65	232,460	195	1.10	(0.11)
Class B
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	–	22.17	(4.12)	308	39	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	–	23.40	12.01	311	30	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	–	21.05	38.63 (k)	329	85	0.89	1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	–	–	15.41	(42.39)	161	96	0.89	2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	–	26.75	20.87	133	195	0.90	0.05

JNL/Capital Guardian U.S. Growth Equity Fund
Class A
12/31/2011	21.19	0.03	0.13	0.16	(0.07)	–	21.28	0.75	450,150	40	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)	–	21.19	12.67	894,742	34	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)	–	18.85	34.91	554,978	55	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00)(g)	–	13.99	(40.92)	195,824	47	0.99	0.29
12/31/2007	21.58	(0.00)	2.10	2.10	–	–	23.68	9.73	226,712	190	1.00	(0.01)
Class B
12/31/2011	21.43	0.07	0.33	0.40	(0.14)	–	21.69	1.84	252	40	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)	–	21.43	12.96	227	34	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)	–	19.03	35.16	310	55	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)	–	14.11	(40.81)	157	47	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	–	–	23.88	9.94	210	190	0.80	0.19

JNL/Eagle Core Equity Fund
Class A
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)	–	7.23	(0.84)	242,320	44	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)	–	7.33	11.86	203,409	52	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)	–	6.57	33.83	84,192	36	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)	(3.47)	4.96	(39.04)	42,644	57	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)	(2.42)	14.53	0.59	81,088	43	0.94	1.13
Class B
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)	–	7.56	(0.55)	177	44	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)	–	7.65	12.02	119	52	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	–	6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)	(3.47)	5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)	(2.42)	14.93	0.84	220	43	0.74	1.41

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Eagle SmallCap Equity Fund
Class A
12/31/2011	$21.88	$(0.11)	$(0.41)	$(0.52)	$–	$(1.20)	$20.16	(2.31)%	$820,374	39%	0.99%	(0.51) %
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)	–	21.88	35.73	589,399	50	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–	–	16.14	35.52	279,448	67	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	–	(0.85)	11.91	(38.34)	164,108	69	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	–	(4.00)	20.73	12.14	231,713	81	1.03	(0.45)
Class B
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–	(1.20)	20.57	(2.09)	638	39	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)	–	22.25	35.94	531	50	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–	–	16.40	35.76	248	67	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	–	(0.85)	12.08	(38.20)	183	69	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	–	(4.00)	20.96	12.32	217	81	0.83	(0.24)
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)	–	8.58	(1.36)	1,065,109	8	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)	–	8.83	10.39	1,037,981	3	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00)(g)	–	8.22	30.13	838,759	5	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)	(0.00)(g)	6.32	(36.13)	580,801	14	0.06	(0.02)
12/31/2007 *	10.00	0.24	(0.15)	0.09	–	–	10.09	0.90	800,395	9	0.05	2.42
JNL/Franklin Templeton Global Growth Fund
Class A
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)	–	7.52	(6.08)	514,730	18	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)	–	8.08	7.07	475,458	5	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)	–	7.64	31.06	375,505	5	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00)(g)	(0.00)(g)	5.92	(40.72)	236,023	11	1.11	2.18
12/31/2007 *	10.00	0.11	(0.05)	0.06	(0.06)	(0.01)	9.99	0.63	318,542	3	1.10	1.15
Class B
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)	–	7.53	(6.04)	293	18	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)	–	8.10	7.32	283	5	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)	–	7.65	31.21	219	5	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00)(g)	(0.00)(g)	5.93	(40.50)	153	11	0.91	2.48
12/31/2007 *	10.00	0.16	(0.08)	0.08	(0.10)	(0.01)	9.97	0.82	211	3	0.90	1.58
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
12/31/2011 *	10.00	0.01	0.06	0.07	–	–	10.07	0.70	239,591	3	1.12	2.34
Class B
12/31/2011 *	10.00	0.01	0.06	0.07	–	–	10.07	0.70	101	3	0.92	2.52
JNL/Franklin Templeton Income Fund
Class A
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)	–	9.94	2.53	1,254,686	21	0.95	5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)	–	10.10	12.57	1,061,794	33	0.96	5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)	–	9.29	32.92	728,236	39	1.00	6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)	–	7.39	(29.74)	432,233	56	1.00	7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21 (l)	1.02	5.45
Class B
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)	–	9.59	2.66	514	21	0.75	6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)	–	9.76	12.79	346	33	0.76	5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)	–	8.98	33.07	388	39	0.80	6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)	–	7.16	(29.51)	228	56	0.80	7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21 (l)	0.83	5.37

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Franklin Templeton International Small Cap Growth Fund
Class A
12/31/2011	$8.17	$0.11	$(1.28)	$(1.17)	$(0.11)	$–	$6.89	(14.38)%	$219,846	21%	1.31%	1.39%
12/31/2010	6.85	0.14	1.27	1.41	(0.09)	–	8.17	20.55	213,824	162	1.30	1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	–	6.85	52.93	144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	–	4.53	(54.00)	44,755	53	1.31	1.88
12/31/2007 *	10.00	0.00	(0.13)	(0.13)	–	–	9.87	(1.30)	73,063	2	1.30	0.22
Class B
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)	–	6.94	(14.05)	163	21	1.11	1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)	–	8.21	20.70	181	162	1.10	2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)	–	6.88	53.05	218	46	1.11	0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)	–	4.55	(53.84)	80	53	1.11	2.01
12/31/2007 *	10.00	0.00	(0.12)	(0.12)	–	–	9.88	(1.20)	108	2	1.11	0.43

JNL/Franklin Templeton Mutual Shares Fund
Class A
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)	–	8.22	(0.66)	690,280	37	1.06	1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00)(g)	–	8.48	11.45	594,707	33	1.06	3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)	–	7.61	26.74	423,572	61	1.11 (m)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	–	(0.02)	6.20	(37.90)	255,941	49	1.08 (m)	1.67
12/31/2007 *	10.00	0.16	(0.14)	0.02	–	–	10.02	0.20	344,535	33	1.07 (m)	1.60
Class B
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)	–	8.27	(0.40)	377	37	0.86	2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)	–	8.52	11.66	358	33	0.86	3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)	–	7.64	27.00	282	61	0.91 (m)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	–	(0.02)	6.22	(37.76)	170	49	0.88 (m)	2.13
12/31/2007 *	10.00	0.13	(0.10)	0.03	–	–	10.03	0.30	210	33	0.86 (m)	1.29

JNL/Franklin Templeton Small Cap Value Fund
Class A
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	–	10.69	(2.73)	413,671	17	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	–	11.02	26.84	294,200	9	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	–	8.72	33.80	167,589	2	1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14	1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26	1.16	0.80
Class B
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	–	10.66	(2.54)	394	17	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	–	10.98	27.07	400	9	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	–	8.68	33.96	237	2	0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14	0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26	0.96	0.96

JNL/Goldman Sachs Core Plus Bond Fund
Class A
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078 (n)	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977 (n)	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430 (n)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462	0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	–	12.01	6.91	614,033	186 (n)	0.91	4.79
Class B
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078 (n)	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977 (n)	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430 (n)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462	0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	–	12.13	7.18	171	186 (n)	0.71	4.99

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
12/31/2011	$13.65	$0.42	$(1.03)	$(0.61)	$(0.68)	$(0.33)	$12.03	(4.67)%	$782,878	186%	1.07%	3.02%
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–	11.89	23.06	193,046	94	1.11	3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	28,973	44	1.11	3.92
Class B
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–	11.92	23.38	197	94	0.91	4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	97	44	0.91	4.06

JNL/Goldman Sachs Mid Cap Value Fund
Class A
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28)(bb)	9.56	(6.54)	725,310	74	1.01	0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–	10.60	24.40	496,550	85	1.02	0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–	8.56	32.65	275,024	113	1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98	1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117	1.03	1.01
Class B
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28)(bb)	9.57	(6.35)	8,832	74	0.81	0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–	10.61	24.62	9,541	85	0.82	0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–	8.56	33.09	5,701	113	0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98	0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117	0.83	1.16

JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–	7.31	(10.63)	98,233	204	2.03 (h)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–	8.19	8.70	115,234	639	1.88 (h)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–	7.58	24.86	90,306	909	1.54 (h)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	–	(0.61)	6.11	(37.68)	41,879	455	1.59 (h)	0.98
12/31/2007 *	10.00	(0.02)	0.87	0.85	–	–	10.85	8.50	68,632	240	2.26 (h)	(0.19)
Class B
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–	7.36	(10.38)	171	204	1.83 (h)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–	8.24	8.92	170	639	1.68 (h)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–	7.62	25.07	147	909	1.34 (h)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	–	(0.61)	6.14	(37.51)	93	455	1.39 (h)	1.22
12/31/2007 *	10.00	0.00	0.87	0.87	–	–	10.87	8.70	117	240	2.07 (h)	(0.01)

JNL/Invesco Global Real Estate Fund
Class A
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–	7.75	(6.26)	722,875	59	1.06	1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–	8.50	17.15	661,172	70	1.06	2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–	7.53	32.53	342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)	145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02	1.29
Class B
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–	7.82	(6.10)	688	59	0.86	2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–	8.57	17.37	616	70	0.86	2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–	7.58	32.86	404	65	0.87	3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)	294	117	0.83	2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82	1.55

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Invesco International Growth Fund
Class A
12/31/2011	$10.34	$0.18	$(0.89)	$(0.71)	$(0.07)	$–	$9.56	(6.89)%	$636,015	24%	1.01%	1.80%
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	–	10.34	12.31	588,008	32	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	–	9.27	36.99 (o)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	–	15.74	9.70	475,302	105	1.03	1.90
Class B
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	–	10.01	(6.64)	446	24	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	–	10.81	12.52	485	32	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	–	9.68	39.94 (o)	386	27	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	–	15.99	9.96	15,987	105	0.83	2.08

JNL/Invesco Large Cap Growth Fund
Class A
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	–	11.73	(6.68)	954,232	112	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	–	12.59	17.41	910,935	169	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	–	10.75	24.29	624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)	350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75	525,103	71	0.99	0.17
Class B
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	–	11.83	(6.49)	749	112	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	–	12.69	17.69	778	169	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	–	10.82	24.57	587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)	404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05	436	71	0.80	0.36

JNL/Invesco Small Cap Growth Fund
Class A
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–	(0.04)	12.55	(1.36)	178,378	56	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–	–	12.76	26.21	149,999	35	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–	–	10.11	34.80	92,793	33	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	–	(1.33)	7.50	(39.73)	40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	–	(1.06)	14.82	11.37	73,951	37	1.15	(0.64)
Class B
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–	(0.04)	12.79	(1.18)	408	56	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–	–	12.98	26.51	414	35	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–	–	10.26	35.00	157	33	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	–	(1.33)	7.60	(39.58)	103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	–	(1.06)	14.95	11.58	111	37	0.95	(0.47)

JNL/Ivy Asset Strategy Fund
Class A
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)	–	10.56	(7.49)	1,603,982	60	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00)(g)	–	11.43	9.81	975,565	96	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	–	–	10.41	4.10	196,774	16	1.25	0.52
Class B
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)	–	10.60	(7.24)	401	60	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00)(g)	–	11.45	10.01	280	96	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	–	–	10.41	4.10	203	16	1.05	0.47

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/JPMorgan International Value Fund
Class A
12/31/2011	$7.52	$0.21	$(1.17)	$(0.96)	$(0.21)	$–	$6.35	(12.87)%	$586,075	68%	1.01%	2.83%
12/31/2010	7.17	0.12	0.42	0.54	(0.19)	–	7.52	7.58	607,358	71	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	–	7.17	30.17	549,144	92	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90	1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98	1.01	1.81
Class B
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)	–	6.48	(12.84)	498	68	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)	–	7.68	7.86	587	71	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	–	7.31	30.60	546	92	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90	0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98	0.81	2.01

JNL/JPMorgan Mid Cap Growth Fund
Class A
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–	–	18.84	(5.89)	439,008	77	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–	–	20.02	25.60	232,386	84	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–	–	15.94	42.96	163,690	82	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	–	–	11.15	(44.44)	91,958	105	1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	–	–	20.07	7.96	184,228	184	1.01	(0.16)
Class B
12/31/2011	20.30	0.00	(1.32)	(1.32)	–	–	18.98	(6.50)	187	77	0.79	0.00
12/31/2010	16.13	0.00	4.17	4.17	–	–	20.30	25.85	185	84	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–	–	16.13	43.25	114	82	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	–	–	11.26	(44.31)	158	105	0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	–	–	20.22	8.13	234	184	0.81	0.03

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	–	13.90	9.83	1,393,976	12	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34	918,334	9	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69	693,017	12	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	–	12.25	6.53	680,849	14	0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	–	11.74	6.38	265,662	57 (p)	0.78	4.51
Class B
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	–	14.50	10.10	1,323	12	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53	523	9	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92	564	12	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	–	12.71	6.73	897	14	0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	–	12.16	6.64	138	57 (p)	0.58	4.71

JNL/Lazard Emerging Markets Fund
Class A
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)	1,170,395	25	1.22 (f)	2.27 (f)
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91	1,386,967	23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74	735,862	49	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64	1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	–	14.47	31.81	411,866	53	1.29	1.37
Class B
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	–	9.87	(17.63)	758	25	1.02 (f)	2.46 (f)
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24	1,062	23	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96	775	49	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64	1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	–	14.49	32.12	347	53	1.09	1.63

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Lazard Mid Cap Equity Fund
Class A
12/31/2011	$ 11.59	$ 0.03	$ (0.69)	$ (0.66)	$ (0.07)	$ –	$ 10.86	(5.67)%	$ 223,465	86%	1.02%	0.30%
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–	11.59	23.07	214,053	82	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–	9.46	39.65	164,730	79	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
Class B
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–	10.96	(5.38)	192	86	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–	11.68	23.24	176	82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–	9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84	0.82	0.92

JNL/M&G Global Basics Fund
Class A
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)	(0.03)	13.15	(11.89)	275,623	33	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)	14.98	23.19	195,399	18	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	–	–	8.42	(15.80)	4,703	10	1.24	(0.03)
Class B
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)	(0.03)	13.21	(11.73)	107	33	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)	15.02	23.37	115	18	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)	12.30	47.19	160	43	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	–	–	8.43	(15.70)	84	10	1.04	0.17

JNL/M&G Global Leaders Fund
Class A
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)	10.42	(11.60)	36,375	106	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)	12.73	13.13	29,788	47	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	–	11.41	37.43	17,302	39	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–	8.35	(16.43)	4,501	34	1.23	0.82
Class B
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)	10.44	(11.41)	135	106	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)	12.75	13.36	150	47	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	–	11.42	37.70	126	39	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–	8.35	(16.40)	84	34	1.03	1.03

JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	–	7.93	(2.09)	276,388	9	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00)(g)	8.22	16.43	257,545	8	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)	7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)	6.19	(36.25)	100,370	20	0.06	3.11
12/31/2007 *	10.00	0.21	(0.29)	(0.08)	–	–	9.92	(0.80)	57,683	60	0.06	3.14

JNL/Mellon Capital Management Index 5 Fund(e)
Class A
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)	9.31	(2.08)	423,503	9	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)	9.62	15.78	332,481	10	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)	8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)	6.83	(29.87)	60,409	23	0.06	3.49
12/31/2007 *	10.00	0.36	(0.36)	0.00	–	–	10.00	0.00	29,922	32	0.06	5.34

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Mellon Capital Management European 30 Fund
Class A
12/31/2011	$ 11.48	$ 0.49	$ (1.33)	$ (0.84)	$ (0.23)	$ (0.57)	$ 9.84	(7.35)%	$ 21,311	99%	0.78%	4.24%
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)	11.48	2.13	18,217	104	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)	–	8.59	(13.74)	2,055	0	0.84	2.26
Class B
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)	9.88	(7.12)	143	99	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)	11.51	2.31	142	104	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)	11.31	41.27	128	65	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)	–	8.59	13.71	86	0	0.64	2.45

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)	11.88	(1.87)	81,702	121	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–	(0.00)(g)	12.71	12.89	38,944	78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–	9.60	(4.00)	3,299	0	0.82	0.78
Class B
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)	11.93	(1.71)	170	121	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–	(0.00)(g)	12.75	13.05	191	78	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)	11.28	24.49	136	47	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–	9.60	(4.00)	98	0	0.62	0.99

JNL/Mellon Capital Management S&P 500 Index Fund
Class A
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)	10.48	1.47	1,118,932	16	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)	10.59	14.44	1,328,363	2	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	–	9.38	25.97	900,282	4	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	–	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
Class B
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)	10.68	1.77	14,110	16	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)	10.78	14.70	12,937	2	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	–	9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	–	7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)	12.80	(2.14)	658,163	24	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)	13.86	25.83	664,777	12	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
Class B
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)	12.98	(1.99)	6,541	24	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)	14.05	26.19	6,033	12	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–	11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)	8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Mellon Capital Management Small Cap Index Fund
Class A
12/31/2011	$ 12.61	$ 0.10	$ (0.65)	$ (0.55)	$ (0.10)	$ (0.40)	$ 11.56	(4.34)%	$ 761,311	15%	0.59%	0.83%
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	–	12.61	26.32	709,661	14	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
Class B
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)	11.69	(4.20)	10,611	15	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	–	12.75	26.58	5,158	14	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)	10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)	8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41

JNL/Mellon Capital Management International Index Fund
Class A
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	–	10.62	(12.26)	1,144,242	5	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–	12.48	6.81	1,066,567	2	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00)(g)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
Class B
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	–	10.96	(12.09)	19,988	5	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–	12.87	7.01	21,720	2	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00)(g)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)	9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5	0.45	2.43

JNL/Mellon Capital Management Bond Index Fund
Class A
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)	12.11	7.15	1,549,529	94 (q)	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)	11.73	5.87	1,328,699	83 (q)	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)	11.39	5.65	793,123	87 (q)	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	–	11.07	3.79	379,239	51 (q)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	–	11.16	6.43	349,683	45 (q)	0.60	4.68
Class B
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)	12.48	7.31	4,345	94 (q)	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)	12.08	6.14	2,865	83 (q)	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87 (q)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	–	11.36	3.98	1,596	51 (q)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	–	11.44	6.68	906	45 (q)	0.41	4.88

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	–	–	9.08	(9.20)	98,562	38	0.84	1.01
Class B
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	–	–	9.08	(9.20)	91	38	0.64	1.15

JNL/Mellon Capital Management Global Alpha Fund
Class A
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)	10.57	2.88	515,337	0	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00)(g)	10.47	6.00	200,918	0	1.36	(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	–	–	9.88	(1.20)	62,275	0	1.35	(1.28)
Class B
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)	10.62	3.22	247	0	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00)(g)	10.49	6.09	196	0	1.16	(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	–	–	9.89	(1.10)	109	0	1.15	(1.09)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/Oppenheimer Global Growth Fund
Class A
12/31/2011	$ 10.47	$ 0.13	$ (0.99)	$ (0.86)	$ (0.06)	$ –	$ 9.55	(8.22)%	$ 546,730	19%	1.01%	1.25%
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	–	10.47	15.38	401,636	25	1.06	0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21	1.06	1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22	1.06	1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31	1.05	0.79
Class B
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	–	9.66	(8.11)	631	19	0.81	1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	–	10.59	15.68	616	25	0.86	1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21	0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22	0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31	0.85	1.02

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)	(0.60)	7.05	(21.20)	108,550	72	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)	–	9.71	19.40	150,646	75	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00)(g)	–	8.14	69.59	108,276	39	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)	–	4.80	(50.09)	7,727	132	1.29	1.66
12/31/2007 *	10.00	(0.01)	(0.19)	(0.20)	–	–	9.80	(2.00)	11,747	0	1.30	(0.67)
Class B
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)	(0.60)	7.07	(21.00)	150	72	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)	–	9.73	19.59	187	75	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00)(g)	–	8.15	69.80	134	39	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)	–	4.80	(49.92)	57	132	1.09	1.73
12/31/2007 *	10.00	(0.00)	(0.20)	(0.20)	–	–	9.80	(2.00)	98	0	1.10	(0.47)

JNL/PAM China-India Fund
Class A
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)	(0.42)	6.02	(27.89)	292,573	20	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–	(0.08)	8.93	16.93	385,002	40	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–	–	7.71	82.27	233,497	73	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	–	–	4.23	(57.62)	25,987	188	1.41	0.51
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	–	–	9.98	(0.20)	4,888	0	1.40	(0.93)
Class B
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)	(0.42)	6.07	(27.61)	244	20	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–	(0.08)	8.98	17.12	332	40	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–	–	7.74	82.55	239	73	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	–	–	4.24	(57.52)	68	188	1.21	0.52
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	–	–	9.98	(0.20)	100	0	1.20	(0.74)

JNL/PIMCO Real Return Fund
Class A
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)	12.83	11.71	2,714,541	443	0.81 (r)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)	12.06	7.72	1,794,823	536	0.82	1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	–	11.57	17.25	1,189,828	722	0.81	2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289	0.81	3.44
12/31/2007 *	10.00	0.43	0.66	1.09	–	–	11.09	10.90	397,393	1,215 (s)	0.80	4.27
Class B
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)	12.93	11.84	513	443	0.61 (r)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)	12.15	7.96	263	536	0.62	1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	–	11.64	17.76	237	722	0.61	2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289	0.61	3.63
12/31/2007 *	10.00	0.32	0.79	1.11	–	–	11.11	11.10	126	1,215 (s)	0.60	3.20

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/PIMCO Total Return Bond Fund
Class A
12/31/2011	$12.35	$0.30	$0.31	$0.61	$(0.37)	$(0.02)	$12.57	4.91%	$3,843,292	500%		0.80%(t)	2.35%
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)	12.35	7.57	3,248,237	489		0.81	2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(u)	0.80	4.54
Class B
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)	13.37	5.12	17,968	500		0.60 (t)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)	13.11	7.79	15,912	489		0.61	2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(u)	0.61	4.74

JNL/PPM America Floating Rate Income Fund
Class A
12/31/2011 *	10.00	0.36	(0.29)	0.07	–	–	10.07	0.70	445,716	57		1.00	3.64

JNL/PPM America High Yield Bond Fund
Class A
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)	–	6.51	4.67	1,261,007	46		0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)	–	6.67	15.63	900,088	66		0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	–	6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	–	4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	–	7.43	(1.10)	303,282	95		0.78	7.92
Class B
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)	–	7.23	4.96	8,751	46		0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)	–	7.35	15.76	7,612	66		0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	–	6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	–	4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	–	8.02	(0.79)	3,999	95		0.58	8.12

JNL/PPM America Mid Cap Value Fund
Class A
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)	(0.11)	9.78	(7.41)	117,872	68		1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00)(g)	–	10.69	29.58	86,297	73		1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	–	8.25	47.38	20,020	89		1.06	0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)	–	5.62	(43.00)	5,011	154		1.06	1.05
Class B
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)	(0.11)	9.80	(7.23)	150	68		0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00)(g)	–	10.70	29.70	122	73		0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)	–	8.25	47.82	92	89		0.86	0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)	–	5.61	(42.94)	58	154		0.86	1.28

JNL/PPM America Small Cap Value Fund
Class A
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)	(0.83)	8.41	(8.02)	68,493	75		1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)	(0.54)	10.13	27.71	61,362	67		1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	–	8.37	33.97	15,861	114		1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)	–	6.27	(36.85)	8,356	66		1.06	1.02
Class B
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)	(0.83)	8.43	(7.84)	6,119	75		0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)	(0.54)	10.15	27.91	6,170	67		0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)	–	8.38	34.30	3,850	114		0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)	–	6.27	(36.75)	87	66		0.86	1.15

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/PPM America Value Equity Fund
Class A
12/31/2011	$12.15	$0.17	$(0.82)	$(0.65)	$(0.14)	$–	$11.36	(5.26) %	$102,336	50%	0.86%	1.39%
12/31/2010	10.46	0.14	1.68	1.82	(0.13)	–	12.15	17.46	113,586	36	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)	–	10.46	44.58	93,660	63	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)	(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)	–	19.15	(5.63)	219,654	86	0.86	1.55

Class B
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)	–	11.40	(5.06)	264	50	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)	–	12.19	17.55	372	36	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)	–	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)	(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)	–	19.30	(5.36)	132	86	0.66	1.75

JNL/Red Rocks Listed Private Equity Fund
Class A
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)	(0.20)	7.25	(17.97)	602,339	65	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)	(0.05)	10.07	26.32	643,051	24	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	0.92
12/31/2008 *	10.00	0.04	(4.10)	(4.06)	(0.03)(v)	–	5.91	(40.56)	15,265	6	1.22	2.55
Class B
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)	(0.20)	7.28	(17.83)	402	65	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)	(0.05)	10.10	26.53	234	24	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)	(0.01)	8.04	40.62	156	34	1.00	1.36
12/31/2008 *	10.00	0.03	(4.08)	(4.05)	(0.04)(v)	–	5.91	(40.54)	66	6	1.02	1.82

JNL/S&P Managed Conservative Fund(e)
Class A
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	–	11.00	8.70	979,568	9	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92

JNL/S&P Managed Moderate Fund(e)
Class A
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	–	11.39	11.30	1,665,098	5	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26

JNL/S&P Managed Moderate Growth Fund(e)
Class A
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	–	11.80	13.18	2,861,191	6	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34

JNL/S&P Managed Growth Fund(e)
Class A
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	–	11.18	16.12	2,140,816	7	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/S&P Managed Aggressive Growth Fund(e)
Class A
12/31/2011	$12.17	$0.10	$(0.68)	$(0.58)	$ (0.08)	$ –	$11.51	(4.79)%	$843,436	20%	0.16%	0.84%
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	–	12.17	17.09	788,664	11	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56

JNL/S&P Competitive Advantage Fund
Class A
12/31/2011	10.70	0.13	0.99	1.12	(0.09)	(0.78)	10.95	10.53	534,406	67	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)	(0.42)	10.70	12.63	296,032	77	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00)(g)	–	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)	–	6.90	(29.40)	90,399	97	0.71	1.81
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)	–	9.92	(0.74)	15,294	0	0.70	1.46
Class B
12/31/2011	10.70	0.15	0.98	1.13	(0.10)	(0.78)	10.95	10.65	102	67	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)	(0.42)	10.70	12.87	59	77	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00)(g)	–	9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)	–	6.87	(29.59)	14	97	0.51	1.61
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)	–	9.92	(0.67)	99	0	0.47	1.93

JNL/S&P Dividend Income & Growth Fund
Class A
12/31/2011	9.76	0.32	0.89	1.21	(0.13)	(0.14)	10.70	12.42	920,551	62	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)	(0.39)	9.76	18.24	440,926	38	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00)(g)	–	8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)	(0.00)(g)	7.04	(25.93)	101,329	64	0.71	4.47
12/31/2007 *	10.00	0.02	(0.24)	(0.22)	(0.01)	–	9.77	(2.24)	7,203	0	0.70	2.03
Class B
12/31/2011	9.80	0.35	0.89	1.24	(0.14)	(0.14)	10.76	12.66	341	62	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)	(0.39)	9.80	18.65	166	38	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00)(g)	–	8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)	(0.00)(g)	7.03	(25.79)	120	64	0.51	4.41
12/31/2007 *	10.00	0.03	(0.26)	(0.23)	(0.02)	–	9.75	(2.28)	98	0	0.47	3.29

JNL/S&P Intrinsic Value Fund
Class A
12/31/2011	9.97	0.16	0.50	0.66	(0.08)	(0.65)	9.90	6.52	568,684	104	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)	(1.09)	9.97	14.39	319,617	103	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00)(g)	–	9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)	(0.06)	6.21	(35.84)	96,643	98	0.71	1.88
12/31/2007 *	10.00	0.02	(0.10)	(0.08)	(0.01)	–	9.91	(0.81)	18,261	0	0.70	2.06
Class B
12/31/2011	10.05	0.17	0.52	0.69	(0.09)	(0.65)	10.00	6.77	196	104	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)	(1.09)	10.05	14.74	100	103	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00)(g)	–	9.80	57.84	108	151	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)	(0.06)	6.21	(35.73)	35	98	0.51	1.55
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	(0.02)	–	9.91	(0.71)	99	0	0.48	2.37

JNL/S&P Total Yield Fund
Class A
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)	(0.46)	8.66	(5.40)	368,696	76	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)	(0.20)	9.74	10.08	281,137	88	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00)(g)	–	9.10	42.88	212,981	126	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)	(0.00)(g)	6.37	(35.67)	103,601	115	0.71	2.38
12/31/2007 *	10.00	0.01	0.06	0.07	(0.00)(g)	–	10.07	0.74	9,806	0	0.70	1.26
Class B
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)	(0.46)	8.68	(5.27)	126	76	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)	(0.20)	9.76	10.30	65	88	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00)(g)	–	9.11	43.04	55	126	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)	(0.00)(g)	6.37	(35.58)	88	115	0.51	2.35
12/31/2007 *	10.00	0.01	0.07	0.08	(0.01)	–	10.07	0.81	101	0	0.48	1.64

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)

JNL/S&P 4 Fund(e)
Class A
12/31/2011	$10.86	$0.11	$0.53	$0.64	$ (0.53)	$ (0.05)	$10.92	5.87%	$1,009,149	13%	0.05%	0.97%
12/31/2010	9.55	0.09	1.23	1.32	–	(0.01)	10.86	13.79	843,945	10	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)	(0.00)(g)	9.55	41.85	627,405	12	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00)(g)	–	6.79	(31.62)	265,183	15	0.06	2.54
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	–	–	9.93	(0.70)	22,194	0	0.05	2.85

JNL/T.Rowe Price Established Growth Fund
Class A
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–	–	20.97	(1.18)	1,802,773	28	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)	–	21.22	16.76	1,475,748	35	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)	–	18.18	43.49	916,445	62	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54	0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56	0.88	0.40
Class B
12/31/2011	21.47	0.02	(0.23)	(0.21)	–	–	21.26	(0.98)	35,832	28	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)	–	21.47	17.02	35,881	35	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	–	18.37	43.79	30,411	62	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54	0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	34,482	56	0.68	0.62

JNL/T.Rowe Price Mid-Cap Growth Fund
Class A
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00)(g)	(2.46)	26.86	(1.46)	1,437,209	38	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)	(0.59)	29.78	27.86	1,366,836	27	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–	(0.01)(w)	23.79	46.93	820,894	32	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	–	(1.80)	16.20	(40.68)	425,184	37	1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	(0.00)(g)	(3.64)	30.37	17.26	697,484	45	1.02	(0.04)
Class B
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)	(2.46)	27.44	(1.25)	38,236	38	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)	(0.59)	30.31	28.10	38,125	27	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–	(0.01)(w)	24.19	47.22	28,372	32	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	–	(1.80)	16.44	(40.56)	17,811	37	0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	(0.00)(g)	(3.64)	30.71	17.50	29,638	45	0.82	0.18

JNL/T.Rowe Price Short-Term Bond Fund
Class A
12/31/2011	9.88	0.15	(0.01)	0.14	(0.11)	–	9.91	1.38	1,220,682	50	0.72	1.54
12/31/2010	9.71	0.18	0.10	0.28	(0.11)	–	9.88	2.94	872,892	54	0.72	1.83
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102	0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134	0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	–	10.49	4.82	311,237	73 (x)	0.75	4.62
Class B
12/31/2011	9.95	0.17	(0.01)	0.16	(0.12)	–	9.99	1.58	284	50	0.52	1.67
12/31/2010	9.76	0.20	0.11	0.31	(0.12)	–	9.95	3.22	88	54	0.52	2.03
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102	0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)	(0.04)	9.41	(5.66)	50	134	0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	–	10.53	4.95	118	73 (x)	0.55	4.74

JNL/T.Rowe Price Value Fund
Class A
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)	–	10.47	(2.07)	1,305,413	51	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)	–	10.84	15.89	1,136,182	27	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)	–	9.44	37.09	727,672	21	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
Class B
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)	–	10.75	(1.80)	731	51	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)	–	11.11	16.04	594	27	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	–	9.67	37.46	549	21	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/WMC Balanced Fund
Class A
12/31/2011	$ 16.45	$ 0.30	$ 0.24	$ 0.54	$ (0.18)	$ –	$ 16.81	3.27%	$ 1,792,691	52%(y)	0.74%	1.81%
12/31/2010	15.01	0.28	1.34	1.62	(0.18)	–	16.45	10.83	1,290,162	46 (y)	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)	–	15.01	19.78	736,864	54 (y)	0.78	2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)	(0.66)	12.81	(20.79)	455,105	60 (y)	0.78	2.98
12/31/2007	17.35	0.48	0.81	1.29	(0.37)	(0.71)	17.56	7.49	526,511	41 (y)	0.78	2.62
Class B
12/31/2011	16.77	0.34	0.25	0.59	(0.20)	–	17.16	3.50	1,230	52 (y)	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)	–	16.77	10.99	1,041	46 (y)	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)	–	15.29	20.08	855	54 (y)	0.58	2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)	(0.66)	13.03	(20.62)	662	60 (y)	0.58	3.21
12/31/2007	17.39	0.52	0.81	1.33	(0.17)	(0.71)	17.84	7.73	665	41 (y)	0.58	2.83
JNL/WMC Money Market Fund
Class A
12/31/2011	1.00	0.00	0.00	0.00	(0.00)(g)	(0.00)(g)	1.00	0.00	1,054,701	n/a	0.23 (f)	0.00 (f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00)(g)	–	1.00	0.00	706,007	n/a	0.27 (f)	0.00 (f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00)(g)	–	1.00	0.15 (z)	1,140,511	n/a	0.47 (f)	0.16 (f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)	–	1.00	2.20 (aa)	1,340,054	n/a	0.57	2.08
12/31/2007	1.00	0.05	0.00	0.05	(0.05)	–	1.00	4.76	651,204	n/a	0.58	4.63
Class B
12/31/2011	1.00	0.00	0.00	0.00	(0.00)(g)	(0.00)(g)	1.00	0.00	8,547	n/a	0.23 (f)	0.00 (f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00)(g)	–	1.00	0.01	7,245	n/a	0.27 (f)	0.00 (f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00)(g)	–	1.00	0.21 (z)	7,270	n/a	0.37 (f)	0.24 (f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)	–	1.00	2.40 (aa)	7,220	n/a	0.37	2.32
12/31/2007	1.00	0.05	0.00	0.05	(0.05)	–	1.00	4.97	4,617	n/a	0.38	4.84
JNL/WMC Value Fund
Class A
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	–	16.83	(2.06)	1,220,027	19	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	–	17.37	13.70	1,138,293	25	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	–	15.41	23.98	762,013	42	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	1.97
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	1.39
Class B
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	–	17.12	(1.87)	17,156	19	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	–	17.66	13.92	17,032	25	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	–	15.65	24.18	14,220	42	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	2.13
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	1.59
*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Alt Institutional Alt 35 Fund - April 6, 2009; JNL Alt Institutional Alt 50 Fund - April 6, 2009; JNL Alt Institutional Alt 65 Fund - April 6, 2009; JNL Disciplined Moderate Fund – January 16, 2007; JNL Disciplined Moderate Growth Fund – January 16, 2007; JNL Disciplined Growth Fund – January 16, 2007; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Commodity Securities Fund – January 16, 2007; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Founding Strategy Fund – January 16, 2007; JNL/Franklin Templeton Global Growth Fund – January 16, 2007; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Franklin Templeton International Small Cap Growth Fund – December 3, 2007; JNL/Franklin Templeton Mutual Shares Fund – January 16, 2007; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Goldman Sachs U.S. Equity Flex Fund – January 16, 2007; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management 10 x 10 Fund – April 30, 2007; JNL/Mellon Capital Management Index 5 Fund – April 30, 2007; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/PAM Asia ex-Japan Fund – December 3, 2007; JNL/PAM China-India Fund – December 3, 2007; JNL/PIMCO Real Return Fund – January 16, 2007; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008; JNL/S&P Competitive Advantage Fund – December 3, 2007; JNL/S&P Dividend Income & Growth Fund – December 3, 2007; JNL/S&P Intrinsic Value Fund – December 3, 2007; JNL/S&P Total Yield Fund - December 3, 2007; JNL/S&P 4 Fund – December 3, 2007.

(a)	Calculated using the average shares method.
(b)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Portfolio turnover rate is based on the Feeder Funds’ or fund of fund’s purchases or sales of the Master Fund or underlying funds, respectively.

(d)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. See Note 2 in the Notes to the Financial Statements for changes to the JNL/BlackRock Global Allocation Fund Master-Feeder structure during the year ended December 31, 2011.
(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets without expense waivers were as follows:

	December 31, 2011		December 31, 2010		December 31, 2009
	Class A	Class B	Class A	Class B	Class A	Class B
JNL/American Funds Blue Chip Income and Growth Fund
Expenses to average net assets	1.10%	0.85%	1.10%	0.85%	n/a	n/a
Net investment income (loss) to average net assets	1.60	2.67	4.07	6.13	n/a	n/a
JNL/American Funds Global Bond Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	2.99	3.03	6.43	8.44	n/a	n/a
JNL/American Funds Global Small Capitalization Fund
Expenses to average net assets	1.15	0.90	1.15	0.90	n/a	n/a
Net investment income (loss) to average net assets	0.51	0.59	1.33	2.51	n/a	n/a
JNL/American Funds Growth-Income Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	1.36	1.74	3.32	3.82	n/a	n/a
JNL/American Funds International Fund
Expenses to average net assets	1.25	1.00	1.25	1.00	n/a	n/a
Net investment income (loss) to average net assets	1.44	1.86	3.38	6.44	n/a	n/a
JNL/American Funds New World Fund
Expenses to average net assets	1.45	1.20	1.45	1.20	n/a	n/a
Net investment income (loss) to average net assets	1.11	2.54	2.98	3.14	n/a	n/a
JNL/BlackRock Global Allocation Fund
Expenses to average net assets	1.19	0.99	1.26	1.06	n/a	n/a
Net investment income (loss) to average net assets	(0.31)	(0.11)	11.84	13.96	n/a	n/a
JNL/Lazard Emerging Markets Fund
Expenses to average net assets	1.22	1.02	n/a	n/a	n/a	n/a
Net investment income (loss) to average net assets	2.26	2.46	n/a	n/a	n/a	n/a
JNL/WMC Money Market Fund
Expenses to average net assets	0.57	0.37	0.57	0.37	0.57%	0.37%
Net investment income (loss) to average net assets	(0.34)	(0.14)	(0.30)	(0.10)	0.06	0.24
(g)	Amount represents less than $0.005.
(h)

Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 1.06%, 0.40%, 0.37%, 0.72% and 0.88% for Class A and B shares in 2007, 2008, 2009, 2010 and 2011, respectively.

(i)	For the year ended December 31, 2011, Consolidated Financial Highlights. See Note 2 to the Notes to the Financial Statements.
(j)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52% and 53% in 2010 and 2011, respectively.
(k)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(l)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(m)

Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.01%, 0.01% and 0.05% for Class A and B shares in 2007, 2008 and 2009, respectively.

(n)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 332%, 484%, 1,137% and 1,302% in 2007, 2009, 2010 and 2011, respectively. The Fund had no dollar roll transactions in 2008.

(o)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(p)	Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 217% in 2007. The Fund had no dollar roll transactions for the periods ending after 2007.
(q)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 52%, 52%, 90%, 83% and 106% in 2007, 2008, 2009, 2010, and 2011, respectively.
(r)	Includes interest expense on forward sales commitments and borrowing fees on reverse repurchase agreements for JNL/PIMCO Real Return Fund of 0.02% for Class A and Class B shares in 2011.
(s)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(t)	Includes borrowing fees for reverse repurchase agreements for JNL/PIMCO Total Return Bond Fund of less than 0.00% for Class A and Class B shares in 2011.
(u)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 402% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(v)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(w)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(x)	Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 78% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(y)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 76%, 81%, 90%, and 139% in 2007, 2008, 2009, 2010, and 2011, respectively.
(z)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(aa)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(bb)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(cc)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2011

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”). The Trust currently offers shares in eighty-four (84) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”. The Funds offered by the Trust and each Fund’s Adviser/Sub-adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund
Brookfield Investment Management, Inc. AMP Capital Brookfield (U.S.) LLC (Sub-Sub-Adviser)	JNL/Brookfield Global Infrastructure Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian U.S. Growth Equity Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. The funds are collectively known as “JNL American Funds”. The JNL American Funds each utilize a Master Feeder structure.

Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Global Multisector Bond Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund and JNL/S&P 4 Fund. Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2011

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund
Mellon Capital Management Corporation

JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management Global Alpha Fund

OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore) Limited*	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.

Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund
T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

*	M&G Investment Management Limited, PPM America, Inc., and Prudential Asset Management (Singapore) Limited are affiliates of JNAM.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund and JNL/S&P 4 Fund.

Each Fund, except the JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund and JNL/PPM America Floating Rate Income Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Funds operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund investing in the Master Fund acquires an indirect interest in those securities. The Master Funds’ accounting policies are outlined in each Master Fund’s shareholder report. As of December 31, 2011 the JNL American Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Blue Chip Income and Growth Fund - 9.2%, JNL/American Funds Global Bond Fund - 15.0%, JNL/American Funds Global Small Capitalization Fund - 4.0%, JNL/American Funds Growth-Income Fund - 2.0%, JNL/American Funds International Fund - 2.5%, and JNL/American Funds New World Fund - 12.6%. This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report.

JNL Series Trust

Notes to Financial Statements

December 31, 2011

Effective January 1, 2011, shares of JNL/PPM America Floating Rate Income Fund were offered as an investment option for the Trust’s fund of funds. Effective May 1, 2011, shares were also offered as an investment option to new investors.

Effective February 22, 2011, JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained in the Fund. Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio (“Master Fund”), a series of BlackRock Series Fund, Inc. At the close of business on August 26, 2011, the Fund received its pro rata share of cash, securities and receivables from the Master Fund in a complete liquidation of its interest in the Master Fund. Loss resulting from the liquidation of its interest in the Master Fund was recorded to realized loss. As a result of this liquidation, the Fund was transitioned to a Sub-Advised Fund and began investing directly in accordance with its investment objective rather than through the Master Fund. Effective August 29, 2011, JNL/BlackRock Global Allocation Fund was reopened to all investors. The Sub-Advised Fund has the same investment objectives as the Master Fund.

Effective May 1, 2011, the names of JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund were changed to JNL/WMC Balanced Fund, JNL/WMC Money Market Fund and JNL/WMC Value Fund, respectively.

Effective May 1, 2011, Mellon Capital Management Corporation was added as a Co-Sub-Adviser to the JNL/T.Rowe Price Mid-Cap Growth Fund.

Effective August 29, 2011, Standard & Poor’s Investment Advisory Services LLC was terminated as Sub-Adviser for the JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Fund and JNL/S&P Disciplined Moderate Growth Fund. JNAM continued to serve as Adviser and the names of the Funds were changed to JNL Disciplined Growth Fund, JNL Disciplined Moderate Fund and JNL Disciplined Moderate Growth Fund, respectively.

Effective August 29, 2011, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund and JNL/Red Rocks Listed Private Equity Fund closed to new investments directly from contract owners but remained open as an investment option for the Trust’s fund of funds. Effective August 29, 2011, JNL Institutional Alt 65 Fund closed to all new investors.

Effective August 29, 2011, shares of the JNL/AQR Managed Futures Strategy Fund and JNL/Mellon Capital Management Emerging Markets Index Fund were offered as an investment option for the Trust’s funds of funds. Effective December 12, 2011, shares of the JNL/Mellon Capital Management Emerging Markets Index Fund were offered as an investment option to new investors.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompany this report. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Trust’s Board of Trustees (“Board” or Trustees”). If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Fund’s Adviser, a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid. Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Exchange traded swap agreements are valued by the exchange via pricing models using observable inputs. Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

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Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Please see the Notes to the Schedules of Investments, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

Recent Accounting Pronouncements - In April 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing. ASU 2011-03 may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction. ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact ASU 2011-03 will have on the Funds’ financial statement disclosures.

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities, quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuation inputs. Management is currently evaluating the impact ASU 2011-04 will have on the Funds’ financial statement disclosures.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting

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from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund. As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

Basis of Consolidation – The accompanying financial statements for JNL/BlackRock Global Allocation Fund have been consolidated to include the account of JNL/BlackRock Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly owned Cayman Islands domiciled subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary allows the Fund to hold commodity-related instruments and meet RIC tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. The Subsidiary has the same investment manager as the Fund and is subject to the same investment policies and restrictions as the Fund.

NOTE 3. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide

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valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. JNAM monitors that the daily market value of the collateral for the repurchase agreement is in excess of the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker/dealer, to resell that security to the Fund at a specified price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets at the Custodian determined to be liquid or otherwise cover its obligations under reverse repurchase agreements. The average daily balance of reverse repurchase agreements (in thousands) and the weighted average interest rate, respectively, for the year ended December 31, 2011 were as follows: JNL/PIMCO Real Return Fund, $44,322 and 0.21%; and JNL/PIMCO Total Return Bond Fund $48,637 and 0.10%. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund did not hold any reverse repurchase agreements at December 31, 2011.

Forward Sales Commitments – A Fund may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment

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and delivery taking place beyond the customary settlement period. In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short. Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - A Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded loan commitments is reflected in other assets and securities purchased payable in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. Unfunded loan commitments are presented in the Notes to the Schedules of Investments.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral to the extent necessary to meet margin requirements. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

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NOTE 4. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. A tabular disclosure for each derivative instrument by risk category is presented in the Notes to the Schedules of Investments which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into options for the following reasons: JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and for straddle options to take a position on expectations of volatility of a reference entity.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors. Options on futures are exchange traded. There is no premium paid/received when purchasing/writing exchange traded options on futures. Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss. Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would

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Notes to Financial Statements

December 31, 2011

be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. During the year, these Funds entered into futures contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, to manage cash flows and as a substitute for investment in physical securities; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets, as part of its investment strategy and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Emerging Markets Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities; JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; and JNL/WMC Balanced Fund to manage exposure to or hedge changes in interest rates and as a means of risk management. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into forward foreign currency contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Capital Guardian Global Balanced Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Ivy Asset Strategy Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their overall investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in over-the-counter (“OTC”) swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in OTC derivative and forward foreign currency contracts and maintain

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Notes to Financial Statements

December 31, 2011

provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement. The Fund’s pledged collateral (which is delivered to counterparties) or segregated collateral (which is at the Custodian) as of December 31, 2011, is included in Pledged or Segregated Collateral in the Notes to the Schedules of Investments. Collateral received from counterparties receivable from/payable for is included in deposits with/from counterparties in the Statements of Assets and Liabilities.

OTC swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

The Funds may also enter into exchange traded interest rate swap agreements. Upon entering into an exchange traded swap agreement, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the exchange traded swap agreement known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the exchange traded swap agreement. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the year, these Funds entered into interest rate swaps for the following reasons: JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Cross-Currency Swap Agreements – A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the year, JNL/BlackRock Global Allocation Fund entered into cross-currency swaps to gain directional exposure to currencies and as a means of risk management. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A

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Notes to Financial Statements

December 31, 2011

Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements – A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into credit default swap agreements for the following reasons: JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Goldman Sachs Emerging Markets Debt Fund to provide a measure of protection against default of issuers, to manage credit exposure and in combination with cash bonds (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; JNL/PIMCO Total Return Bond Fund to manage credit exposure; and JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2011, for which the Fund is the seller of protection, are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements

December 31, 2011

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into total return swaps for the following reasons: JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/Ivy Asset Strategy Fund to manage exposure to or hedge against changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument. The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Emerging Markets Debt Fund entered into non-deliverable bond forward contracts to manage exposure to or hedge changes in foreign currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of is overall investment strategy. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The Funds must set aside liquid assets to cover their obligations under these contracts. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

NOTE 5. OTHER INVESTMENT RISKS

Emerging Market Securities Risk – Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk – The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including real estate investment trusts (“REITs”), utilize

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Notes to Financial Statements

December 31, 2011

leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

Master Limited Partnership Risk – A Fund may invest in Master Limited Partnerships (“MLPs”). Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments. Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders. In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 6. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M	to	$150M	to	$200M	to	$250M	to	$300M	to	$350M	to	$500M	to	$750M	to	$1.0B	to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M		$200M		$250M		$300M		$350M		$500M		$750M		$1.0B		$1.5B		$1.5B
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%		0.70%		0.70%		0.65%		0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.65		0.65
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.65		0.65
JNL/American Funds International Fund	0.85	0.85	0.85		0.85		0.85		0.85		0.85		0.85		0.85		0.85		0.80		0.80
JNL/American Funds New World Fund	1.05	1.05	1.05		1.05		1.05		1.05		1.05		1.05		1.05		1.05		1.00		1.00
JNL Institutional Alt Funds	0.15	0.15	0.15		0.15		0.15		0.15		0.15		0.15		0.10		0.10		0.10		0.10
JNL Disciplined Funds	0.13	0.13	0.13		0.13		0.13		0.13		0.13		0.13		0.08		0.08		0.08		0.08
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.95		0.95		0.95		0.95		0.95		0.95		0.90		0.90		0.85		0.85
JNL/BlackRock Commodity Securities Fund	0.70	0.70	0.70		0.70		0.70		0.70		0.60		0.60		0.60		0.60		0.60		0.60
JNL/BlackRock Global Allocation Fund*	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70
JNL/Brookfield Global Infrastructure Fund	0.80	0.80	0.80		0.80		0.80		0.80		0.80		0.80		0.80		0.80		0.75		0.75
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65		0.65		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75		0.70		0.70		0.70		0.70		0.70		0.65		0.60		0.60		0.60
JNL/Capital Guardian U.S. Growth Equity Fund	0.70	0.70	0.70		0.65		0.65		0.65		0.65		0.65		0.60		0.55		0.55		0.55
JNL/Eagle Core Equity Fund	0.65	0.65	0.60		0.60		0.60		0.60		0.55		0.55		0.55		0.55		0.55		0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70		0.70		0.70		0.70		0.70		0.70		0.65		0.65		0.65		0.65
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.65		0.65		0.60		0.60		0.60		0.60
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75		0.75		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.95		0.95		0.95		0.95		0.95		0.95		0.90		0.90		0.90		0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70		0.70		0.70

JNL Series Trust

Notes to Financial Statements

December 31, 2011

	$0 to	$50M to	$100M	to	$150M	to	$200M	to	$250M	to	$300M	to	$350M	to	$500M	to	$750M	to	$1.0B	to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M		$200M		$250M		$300M		$350M		$500M		$750M		$1.0B		$1.5B		$1.5B
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85		0.85		0.77		0.77		0.77		0.77		0.75		0.75		0.75		0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60		0.60		0.60		0.60		0.60		0.60		0.55		0.55		0.55		0.55
JNL/Goldman Sachs Emerging Markets Debt Fund*	0.75	0.75	0.75		0.75		0.70		0.70		0.70		0.70		0.70		0.70		0.675		0.675
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80	0.80		0.80		0.80		0.80		0.75		0.75		0.75		0.75		0.75		0.75
JNL/Invesco International Growth Fund	0.70	0.70	0.70		0.65		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/Invesco Large Cap Growth Fund	0.70	0.70	0.70		0.65		0.65		0.65		0.65		0.65		0.65		0.65		0.65		0.65
JNL/Invesco Global Real Estate Fund	0.75	0.70	0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70
JNL/Invesco Small Cap Growth Fund	0.85	0.85	0.85		0.85		0.85		0.85		0.80		0.80		0.80		0.80		0.80		0.80
JNL/Ivy Asset Strategy Fund*	0.90	0.90	0.90		0.90		0.90		0.90		0.90		0.90		0.85		0.85		0.85		0825
JNL/JPMorgan International Value Fund	0.70	0.70	0.70		0.65		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70		0.70		0.70		0.65		0.65		0.65		0.65		0.60		0.60		0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50		0.45		0.45		0.45		0.40		0.40		0.35		0.35		0.35		0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90		0.90		0.90		0.85		0.85		0.85		0.85		0.85		0.85		0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70		0.70		0.70		0.65		0.65		0.65		0.65		0.65		0.65		0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85		0.85		0.85		0.85		0.85		0.85		0.80		0.80		0.80		0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85		0.85		0.85		0.85		0.85		0.85		0.80		0.80		0.80		0.80
JNL/Mellon Capital Management 10 x 10 Fund	0.00	0.00	0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28		0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29		0.29		0.29		0.29		0.29		0.29		0.24		0.23		0.23		0.23
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.29	0.29	0.29		0.29		0.29		0.29		0.29		0.29		0.24		0.23		0.23		0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29		0.29		0.29		0.29		0.29		0.29		0.24		0.23		0.23		0.23
JNL/Mellon Capital Management International Index Fund	0.30	0.30	0.30		0.30		0.30		0.30		0.30		0.30		0.25		0.24		0.24		0.24
JNL/Mellon Capital Management Emerging Markets Index Fund	0.40	0.40	0.40		0.40		0.40		0.40		0.40		0.40		0.35		0.35		0.35		0.35
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30		0.30		0.30		0.30		0.30		0.30		0.25		0.24		0.24		0.24
JNL/Mellon Capital Management Global Alpha Fund	1.00	1.00	1.00		1.00		1.00		1.00		1.00		1.00		0.90		0.90		0.90		0.90
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70		0.70		0.70		0.70		0.60		0.60		0.60		0.60		0.60		0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90		0.90		0.90		0.90		0.90		0.90		0.85		0.85		0.85		0.85
JNL/PAM China-India Fund	0.90	0.90	0.90		0.90		0.90		0.90		0.90		0.90		0.85		0.85		0.85		0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50		0.50		0.50		0.50		0.50		0.50		0.50		0.50		0.475		0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50		0.50		0.50		0.50		0.50		0.50		0.50		0.50		0.50		0.50
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.65		0.65		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50		0.45		0.45		0.45		0.45		0.45		0.425		0.425		0.425		0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70		0.70		0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.70		0.70		0.70		0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55		0.55		0.55		0.55		0.50		0.50		0.50		0.50		0.50		0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85		0.85		0.80		0.80		0.80		0.80		0.80		0.80		0.80		0.80
JNL/S&P Funds	0.13	0.13	0.13		0.13		0.13		0.13		0.13		0.13		0.08		0.08		0.08		0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40		0.40		0.40		0.40		0.40		0.40		0.35		0.35		0.35		0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40		0.40		0.40		0.40		0.40		0.40		0.35		0.35		0.35		0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40		0.40		0.40		0.40		0.40		0.40		0.35		0.35		0.35		0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40		0.40		0.40		0.40		0.40		0.40		0.35		0.35		0.35		0.35
JNL/S&P 4 Fund	0.00	0.00	0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65		0.60		0.60		0.60		0.60		0.60		0.55		0.55		0.55		0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70		0.70
JNL/T. Rowe Price Short-Term Bond Fund*	0.45	0.45	0.45		0.45		0.45		0.40		0.40		0.40		0.40		0.40		0.40		0.375
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70		0.65		0.65		0.65		0.65		0.65		0.60		0.60		0.60		0.60
JNL/WMC Balanced Fund	0.55	0.50	0.50		0.475		0.475		0.475		0.45		0.45		0.425		0.425		0.425		0.425
JNL/WMC Money Market Fund	0.28	0.28	0.28		0.28		0.28		0.28		0.28		0.28		0.25		0.25		0.25		0.25
JNL/WMC Value Fund	0.55	0.55	0.55		0.55		0.55		0.55		0.50		0.50		0.45		0.45		0.45		0.45

*The following fees were effective for the period January 1, 2011 through August 29, 2011: JNL/BlackRock Global Allocation Fund 0.90% for assets $0 to $1.0B and 0.85% for assets over $1.0B; JNL/Goldman Sachs Emerging Markets Debt Fund 0.75% for assets $0 to $200M and 0.70% for assets over $200M; JNL/Ivy Asset Strategy Fund 0.90% for assets $0 to $500M and 0.85% for assets over $500M; JNL/T.Rowe Price Short-Term Bond Fund 0.45% for assets $0 to $250M and 0.40% for assets over $250M.

JNL Series Trust

Notes to Financial Statements

December 31, 2011

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P Funds and JNL/S&P 4 Fund pay JNAM an annual administrative fee of 0.05%. The JNL American Funds, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, JNL/PPM America Floating Rate Income Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%. The JNL/AQR Managed Futures Strategy Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/PAM China-India Fund pay JNAM an annual administration fee of 0.20%. All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P Funds and JNL/S&P 4 Fund, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. For all Funds which adopted the Distribution Plan, except for the JNL American Funds, the maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. For the JNL American Funds, the maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements – Effective October 1, 2009, the Board approved a contractual expense limitation agreement whereby JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009. During the year ended December 31, 2011, JNAM did not recover any previously reimbursed expenses. At December 31, 2011, the amount of potentially recoverable expenses (in thousands) was $1,106 that expires on December 31, 2012, and $2,242 that expires on December 31, 2013, and $3,122 that expires on December 31, 2014.

Effective May 1, 2010, the Board approved a contractual fee waiver agreement whereby JNAM agrees to waive a portion of its advisory fees for the JNL American Funds. The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund. The agreement remains in effect for as long as the Master Feeder structure is in place.

The Board approved a contractual fee waiver agreement whereby JNAM agreed to waive 0.66% of its advisory fees for the JNL/BlackRock Global Allocation Fund. This agreement remained in effect for as long as the Master Feeder structure was in place and was terminated on August 29, 2011, when the Master Feeder structure was reorganized to a Sub-Advised Fund.

Effective August 29, 2011, the Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.

The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions - During the year ended December 31, 2011, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Eagle SmallCap Equity Fund $10; JNL/Goldman Sachs Core Plus Bond Fund $3; JNL/Goldman Sachs Mid Cap Value Fund $81; JNL/Goldman Sachs U.S. Equity Flex Fund $3; JNL/JPMorgan International Value Fund $8; JNL/M&G Global Basics Fund $1; JNL/Mellon Capital Management S&P 400 MidCap Index Fund $4; and JNL/Mellon Capital Management Small Cap Index Fund $6.

JNL Series Trust

Notes to Financial Statements

December 31, 2011

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2011, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC, Securities Lending Liquidating Fund LLC and JNL Money Market Fund.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Fund. JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser. JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which are affiliates of each Fund’s Sub-Adviser.

The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 7.  INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification.

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts (in thousands) are reclassified within the capital accounts based on their federal income tax treatment as indicated below. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/American Funds Global Bond Fund	$92	$(92)	$–
JNL Institutional Alt 20 Fund	3,624	(3,624)	–
JNL Institutional Alt 35 Fund	5,108	(5,108)	–
JNL Institutional Alt 50 Fund	6,602	(6,602)	–
JNL Institutional Alt 65 Fund	3,008	(3,008)	–
JNL Disciplined Moderate Fund	3,208	(3,208)	–
JNL Disciplined Moderate Growth Fund	3,511	(3,511)	–
JNL Disciplined Growth Fund	1,187	(1,187)	–
JNL/AQR Managed Futures Strategy Fund	(490)	14,490	(14,000)
JNL/BlackRock Commodity Securities Fund	2,069	155	(2,224)
JNL/BlackRock Global Allocation Fund	(416)	1,289	(873)
JNL/Brookfield Global Infrastructure Fund	(39)	39	–

JNL Series Trust

Notes to Financial Statements

December 31, 2011

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/Capital Guardian Global Balanced Fund	$1,546	$(1,546)	$–
JNL/Capital Guardian Global Diversified Research Fund	(18)	18	–
JNL/Eagle Core Equity Fund	(14)	14	–
JNL/Eagle SmallCap Equity Fund	3,912	–	(3,912)
JNL/Franklin Templeton Global Growth Fund	(179)	179	–
JNL/Franklin Templeton Global Multisector Bond Fund	177	(177)	–
JNL/Franklin Templeton Income Fund	(370)	370	–
JNL/Franklin Templeton International Small Cap Growth Fund	218	(218)	–
JNL/Franklin Templeton Mutual Shares Fund	(7,594)	7,594	–
JNL/Goldman Sachs Core Plus Bond Fund	(302)	302	–
JNL/Goldman Sachs Emerging Markets Debt Fund	(23,779)	23,779	–
JNL/Goldman Sachs Mid Cap Value Fund	(1,571)	3,646	(2,075)
JNL/Goldman Sachs U.S. Equity Flex Fund	(55)	55	–
JNL/Invesco Global Real Estate Fund	6,889	(6,889)	–
JNL/Invesco International Growth Fund	(46)	46	–
JNL/Invesco Large Cap Growth Fund	2,930	(18)	(2,912)
JNL/Invesco Small Cap Growth Fund	978	24	(1,002)
JNL/Ivy Asset Strategy Fund	(7,211)	7,211	–
JNL/JPMorgan International Value Fund	5,490	(5,490)	–
JNL/JPMorgan Mid Cap Growth Fund	575	–	(575)
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,067	(1,067)	–
JNL/Lazard Emerging Markets Fund	(2,575)	2,575	–
JNL/Lazard Mid Cap Equity Fund	(24)	24	–
JNL/M&G Global Basics Fund	114	(114)	–
JNL/M&G Global Leaders Fund	34	(34)	–
JNL/Mellon Capital Management 10 x 10 Fund	102	(102)	–
JNL/Mellon Capital Management Index 5 Fund	310	(310)	–
JNL/Mellon Capital Management European 30 Fund	(25)	25	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	12	(12)	–
JNL/Mellon Capital Management S&P 500 Index Fund	(518)	518	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	(357)	357	–
JNL/Mellon Capital Management Small Cap Index Fund	27	(27)	–
JNL/Mellon Capital Management International Index Fund	217	(217)	–
JNL/Mellon Capital Management Bond Index Fund	3,467	(3,467)	–
JNL/Mellon Capital Management Emerging Markets Index Fund	(180)	180	–
JNL/Mellon Capital Management Global Alpha Fund	919	1,459	(2,378)
JNL/Oppenheimer Global Growth Fund	(193)	193	–
JNL/PAM Asia ex-Japan Fund	(76)	76	–
JNL/PAM China-India Fund	(87)	87	–
JNL/PIMCO Real Return Fund	9,203	(9,203)	–
JNL/PIMCO Total Return Bond Fund	19,338	(19,338)	–
JNL/PPM America Floating Rate Income Fund	525	(525)	–
JNL/PPM America High Yield Bond Fund	(72)	72	–
JNL/Red Rocks Listed Private Equity Fund	38,760	(25,968)	(12,792)
JNL/S&P Managed Conservative Fund	10,324	(10,324)	–
JNL/S&P Managed Moderate Fund	12,398	(12,398)	–
JNL/S&P Managed Moderate Growth Fund	4,390	(4,390)	–
JNL/S&P Managed Growth Fund	10,313	(10,313)	–
JNL/S&P Managed Aggressive Growth Fund	2,125	(2,125)	–
JNL/S&P Dividend Income & Growth Fund	(93)	93	–
JNL/S&P Total Yield Fund	(321)	321	–
JNL/S&P 4 Fund	13,289	(13,289)	–
JNL/T.Rowe Price Established Growth Fund	1,908	21	(1,929)
JNL/T.Rowe Price Mid-Cap Growth Fund	5,661	(5,661)	–
JNL/T.Rowe Price Short-Term Bond Fund	2,986	(3,290)	304
JNL/T.Rowe Price Value Fund	(202)	202	–
JNL/WMC Balanced Fund	365	(365)	–
JNL/WMC Value Fund	18	(18)	–

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act are effective for the Funds’ fiscal year ending December 31, 2011. Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

JNL Series Trust

Notes to Financial Statements

December 31, 2011

At December 31, 2011, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/AQR Managed Futures Strategy Fund	$ 8,555	$ 3,894
JNL/BlackRock Global Allocation Fund	4,963	468
JNL/Franklin Templeton Founding Strategy Fund	–	4,317
JNL/Franklin Templeton Mutual Shares Fund	1,604	1,436
JNL/Goldman Sachs U.S. Equity Flex Fund	–	719
JNL/Ivy Asset Strategy Fund	10,934	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,022	–
JNL/Mellon Capital Management International Index Fund	286	432
JNL/Mellon Capital Management Emerging Market Index Fund	927	17
JNL/Oppenheimer Global Growth Fund	4,509	41
JNL/PAM China-India Fund	2,371	2,172
JNL/PPM America Floating Rate Income Fund	2,879	–
JNL/T. Rowe Price Short-Term Bond Fund	3,127	1,511

At December 31, 2011, the following Funds had unused pre-enactment capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$ 21,797	2017
JNL/Capital Guardian Global Balanced Fund	40,988	2016-2018
JNL/Capital Guardian Global Diversified Research Fund	65,711	2016-2017
JNL/Eagle Core Equity Fund	8,868	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	24,947	2017-2018
JNL/Franklin Templeton Income Fund	68,521	2016-2018
JNL/Franklin Templeton International Small Cap Growth Fund	825	2017
JNL/Franklin Templeton Mutual Shares Fund	69,129	2016-2018
JNL/Goldman U.S. Equity Flex Fund	3,065	2016
JNL/Invesco Global Real Estate Fund	41,117	2016-2017
JNL/Invesco International Growth Fund	99,181	2016-2018
JNL/Ivy Asset Strategy Fund	61,100	2018
JNL/JPMorgan International Value Fund	207,700	2016-2018
JNL/JPMorgan Mid Cap Growth Fund	28,269	2016-2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Mid Cap Equity Fund	51,753	2016-2017
JNL/Mellon Capital Management S&P 500 Index Fund	10,850	2012-2016
JNL/Mellon Capital Management International Index Fund	8,175	2017-2018
JNL/Oppenheimer Global Growth Fund	7,224	2017
JNL/PPM America High Yield Bond Fund	27,079	2016-2017
JNL/PPM America Value Equity Fund	105,352	2016-2017
JNL/S&P Managed Aggressive Growth Fund	15,739	2017-2018
JNL/T.Rowe Price Established Growth Fund	139,439	2017
JNL/T.Rowe Price Short-Term Bond Fund	21,368	2017-2018
JNL/T.Rowe Price Value Fund	3,975	2017-2018
JNL/WMC Value Fund	42,351	2017

At December 31, 2011, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2011 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2012:

Amount
JNL/Goldman Sachs Mid Cap Value Fund	$16,628
JNL/M&G Global Leaders Fund	739
JNL/Mellon Capital Management S&P 500 Index Fund	813
JNL/Mellon Capital Management Small Cap Index Fund	1,692
JNL/Mellon Capital Management International Index Fund	6,455
JNL/PPM America Small Cap Value Fund	218
JNL/T.Rowe Price Established Growth Fund	17,318
JNL/T.Rowe Price Mid-Cap Growth Fund	894
JNL/WMC Value Fund	7,136

JNL Series Trust

Notes to Financial Statements

December 31, 2011

As of December 31, 2011, the cost of investments, the components of net unrealized appreciation/(depreciation), undistributed net ordinary income and undistributed net long-term capital gains for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain
JNL/American Funds Blue Chip Income and Growth Fund	$405,798	$9,239	$(11,188)	$(1,949)	$5,813	$717
JNL/American Funds Global Bond Fund	347,566	729	(8,396)	(7,667)	8,368	3,503
JNL/American Funds Global Small Capitalization Fund	152,164	173	(22,068)	(21,895)	2,539	279
JNL/American Funds Growth-Income Fund	465,731	10,309	(15,416)	(5,107)	6,014	388
JNL/American Funds International Fund	241,477	649	(28,885)	(28,236)	3,629	365
JNL/American Funds New World Fund	307,862	599	(33,171)	(32,572)	5,106	488
JNL Institutional Alt 20 Fund	924,524	27,577	(41,609)	(14,032)	20,382	28,062
JNL Institutional Alt 35 Fund	1,432,767	34,888	(77,676)	(42,788)	35,317	49,338
JNL Institutional Alt 50 Fund	1,896,368	35,665	(114,986)	(79,321)	44,561	68,333
JNL Institutional Alt 65 Fund	1,053,297	14,727	(81,021)	(66,294)	24,432	50,142
JNL Disciplined Moderate Fund	472,810	5,089	(15,099)	(10,010)	9,961	22,273
JNL Disciplined Moderate Growth Fund	523,369	8,877	(22,805)	(13,928)	9,844	23,526
JNL Disciplined Growth Fund	189,757	2,703	(10,698)	(7,995)	3,204	8,109
JNL/AQR Managed Futures Strategy Fund	443,110	–	(3)	(3)	–	–
JNL/BlackRock Commodity Securities Fund	1,065,366	71,227	(72,487)	(1,260)	–	–
JNL/BlackRock Global Allocation Fund	559,513	15,789	(18,884)	(3,095)	–	–
JNL/Brookfield Global Infrastructure Fund	126,163	4,473	(154)	4,319	87	–
JNL/Capital Guardian Global Balanced Fund	390,576	33,846	(31,746)	2,100	8,165	–
JNL/Capital Guardian Global Diversified Research Fund	290,180	46,744	(25,703)	21,041	3,961	–
JNL/Capital Guardian U.S. Growth Equity Fund	429,759	80,559	(38,746)	41,813	712	39,404
JNL/Eagle Core Equity Fund	239,130	24,886	(15,159)	9,727	1,918	–
JNL/Eagle SmallCap Equity Fund	847,601	123,797	(88,412)	35,385	–	9,450
JNL/Franklin Templeton Founding Strategy Fund	1,216,773	8,387	(159,975)	(151,588)	25,315	–
JNL/Franklin Templeton Global Growth Fund	609,361	42,303	(121,108)	(78,805)	8,959	–
JNL/Franklin Templeton Global Multisector Fund	228,220	1,138	(1,768)	(630)	1,621	–
JNL/Franklin Templeton Income Fund	1,527,962	78,321	(129,390)	(51,069)	68,559	–
JNL/Franklin Templeton International Small Cap Growth Fund	273,316	12,582	(39,509)	(26,927)	3,224	–
JNL/Franklin Templeton Small Cap Value Fund	414,011	56,936	(37,365)	19,571	2,018	1,037
JNL/Franklin Templeton Mutual Shares Fund	680,163	69,681	(66,794)	2,887	11,686	–
JNL/Goldman Sachs Core Plus Bond Fund	1,257,717	26,206	(32,358)	(6,152)	39,322	11,092
JNL/Goldman Sachs Emerging Markets Debt Fund	819,735	14,035	(50,435)	(36,400)	14,876	6,030
JNL/Goldman Sachs Mid Cap Value Fund	758,538	44,650	(56,728)	(12,078)	–	–
JNL/Goldman Sachs U.S. Equity Flex Fund	125,999	7,384	(9,502)	(2,118)	459	–
JNL/Invesco Global Real Estate Fund	823,011	30,132	(78,180)	(48,048)	8,320	–
JNL/Invesco International Growth Fund	666,909	57,824	(54,807)	3,017	11,351	–
JNL/Invesco Large Cap Growth Fund	930,394	92,373	(64,902)	27,471	–	28,599
JNL/Invesco Small Cap Growth Fund	181,211	21,400	(15,901)	5,499	–	12,509
JNL/Ivy Asset Strategy Fund	1,603,258	128,632	(128,123)	509	2,062	–
JNL/JPMorgan International Value Fund	671,320	28,042	(90,051)	(62,009)	21,573	–
JNL/JPMorgan Mid Cap Growth Fund	483,374	32,911	(41,110)	(8,199)	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,352,890	106,850	(4,114)	102,736	36,041	–
JNL/Lazard Emerging Markets Fund	1,337,453	105,666	(231,097)	(125,431)	27,477	33,166
JNL/Lazard Mid Cap Equity Fund	222,176	14,774	(12,148)	2,626	579	–
JNL/M&G Global Basics Fund	314,187	26,140	(34,065)	(7,925)	2,296	5,514
JNL/M&G Global Leaders Fund	38,270	1,601	(3,342)	(1,741)	52	78
JNL/Mellon Capital Management 10 x 10 Fund	289,576	5,330	(18,500)	(13,170)	7,118	2,859
JNL/Mellon Capital Management Index 5 Fund	414,086	27,347	(17,906)	9,441	7,665	14,811
JNL/Mellon Capital Management European 30 Fund	26,431	458	(4,965)	(4,507)	1,079	321
JNL/Mellon Capital Management Pacific Rim 30 Fund	91,106	2,890	(5,852)	(2,962)	3,352	507
JNL/Mellon Capital Management S&P 500 Index Fund	1,014,388	198,114	(75,289)	122,825	375	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	669,128	103,792	(84,774)	19,018	3,778	6,855
JNL/Mellon Capital Management Small Cap Index Fund	801,030	167,688	(126,642)	41,046	5,163	21
JNL/Mellon Capital Management International Index Fund	1,383,139	115,013	(269,032)	(154,019)	5,982	–
JNL/Mellon Capital Management Bond Index Fund	1,627,767	78,520	(3,099)	75,421	10,157	224
JNL/Mellon Capital Management Emerging Markets Index Fund	109,847	1,804	(9,900)	(8,096)	142	–
JNL/Mellon Capital Management Global Alpha Fund	507,660	362	(7)	355	–	7,902
JNL/Oppenheimer Global Growth Fund	569,359	54,024	(70,502)	(16,478)	5,979	–
JNL/PAM Asia ex-Japan Fund	130,282	4,838	(23,166)	(18,328)	1,977	4,888
JNL/PAM China-India Fund	379,806	17,048	(76,756)	(59,708)	2,540	–
JNL/PIMCO Real Return Fund	4,347,855	17,276	(54,430)	(37,154)	215,690	10,544
JNL/PIMCO Total Return Bond Fund	5,073,199	130,052	(68,142)	61,910	14,117	2,597
JNL/PPM America Floating Rate Income Fund	464,372	1,017	(11,871)	(10,854)	15,175	–
JNL/PPM America High Yield Bond Fund	1,588,673	54,007	(51,650)	2,357	3,707	–
JNL/PPM America Mid Cap Value Fund	144,823	2,652	(20,930)	(18,278)	4,631	5,174
JNL/PPM America Small Cap Value Fund	90,128	1,821	(11,703)	(9,882)	167	134
JNL/PPM America Value Equity Fund	110,247	8,254	(14,120)	(5,866)	1,624	–
JNL/Red Rocks Listed Private Equity Fund	721,281	14,402	(122,259)	(107,857)	–	4,011

JNL Series Trust

Notes to Financial Statements

December 31, 2011

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain
JNL/S&P Managed Conservative Fund	$1,297,365	$31,477	$(30,338)	$1,139	$10,217	$ 2,201
JNL/S&P Managed Moderate Fund	2,120,214	81,607	(72,040)	9,567	13,727	–
JNL/S&P Managed Moderate Growth Fund	3,554,338	162,126	(196,263)	(34,137)	26,003	–
JNL/S&P Managed Growth Fund	2,541,412	134,709	(193,629)	(58,920)	33,865	10,130
JNL/S&P Managed Aggressive Growth Fund	895,763	30,543	(82,728)	(52,185)	9,238	–
JNL/S&P Competitive Advantage Fund	499,276	48,106	(5,838)	42,268	5,150	9,513
JNL/S&P Dividend Income & Growth Fund	912,087	62,113	(19,576)	42,537	30,471	40,650
JNL/S&P Intrinsic Value Fund	603,575	20,142	(22,129)	(1,987)	9,135	13,209
JNL/S&P Total Yield Fund	403,902	9,652	(29,522)	(19,870)	5,684	3,532
JNL/S&P 4 Fund	903,473	129,792	(24,055)	105,737	22,258	47,013
JNL/T.Rowe Price Established Growth Fund	1,610,783	365,798	(91,582)	274,216	–	–
JNL/T.Rowe Price Mid-Cap Growth Fund	1,407,011	263,690	(109,163)	154,527	375	162
JNL/T.Rowe Price Short-Term Bond Fund	1,237,572	11,570	(7,714)	3,856	18,054	–
JNL/T.Rowe Price Value Fund	1,313,476	119,482	(120,020)	(538)	18,624	–
JNL/WMC Balanced Fund	1,871,478	150,622	(54,047)	96,575	28,402	17,347
JNL/WMC Money Market Fund	1,061,048	–	–	–	12	–
JNL/WMC Value Fund	1,161,480	168,124	(90,095)	78,029	19,937	–
*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2011 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**	Return of Capital
JNL/American Funds Blue Chip Income and Growth Fund	$1,894	$–	$ –
JNL/American Funds Global Bond Fund	2,522	–	–
JNL/American Funds Global Small Capitalization Fund	487	–	–
JNL/American Funds Growth-Income Fund	1,730	–	–
JNL/American Funds International Fund	1,366	–	–
JNL/American Funds New World Fund	1,267	–	–
JNL Institutional Alt 20 Fund	8,314	241	–
JNL Institutional Alt 35 Fund	11,094	875	–
JNL Institutional Alt 50 Fund	13,248	1,774	–
JNL Institutional Alt 65 Fund	7,466	2,279	–
JNL Disciplined Moderate Fund	5,555	–	–
JNL Disciplined Moderate Growth Fund	5,073	–	–
JNL Disciplined Growth Fund	1,790	–	–
JNL/BlackRock Commodity Securities Fund	6,182	–	–
JNL/BlackRock Global Allocation Fund	2,083	–	–
JNL/Capital Guardian Global Balanced Fund	4,051	–	–
JNL/Capital Guardian Global Diversified Research Fund	2,942	–	–
JNL/Capital Guardian U.S. Growth Equity Fund	1,471	–	–
JNL/Eagle Core Equity Fund	1,254	–	–
JNL/Eagle SmallCap Equity Fund	–	45,974	–
JNL/Franklin Templeton Founding Strategy Fund	15,769	–	–
JNL/Franklin Templeton Global Growth Fund	4,674	–	–
JNL/Franklin Templeton Income Fund	49,319	–	–
JNL/Franklin Templeton International Small Cap Growth Fund	3,322	–	–
JNL/Franklin Templeton Mutual Shares Fund	16,469	–	–
JNL/Franklin Templeton Small Cap Value Fund	1,117	–	–
JNL/Goldman Sachs Core Plus Bond Fund	45,634	13,815	–
JNL/Goldman Sachs Emerging Markets Debt Fund	59,020	1,334	–
JNL/Goldman Sachs Mid Cap Value Fund	6,094	17,388	2,075
JNL/Goldman Sachs U.S. Equity Flex Fund	126	–	–
JNL/Invesco Global Real Estate Fund	20,347	–	–
JNL/Invesco International Growth Fund	4,545	–	–
JNL/Invesco Large Cap Growth Fund	1,515	–	–
JNL/Invesco Small Cap Growth Fund	–	515	–
JNL/Ivy Asset Strategy Fund	2,095	–	–
JNL/JPMorgan International Value Fund	18,370	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	30,296	–	–
JNL/Lazard Emerging Markets Fund	14,096	–	–
JNL/Lazard Mid Cap Equity Fund	1,475	–	–
JNL/M&G Global Basics Fund	1,049	–	–
JNL/M&G Global Leaders Fund	262	2,318	–
JNL/Mellon Capital Management 10 x 10 Fund	4,082	–	–
JNL/Mellon Capital Management Index 5 Fund	4,123	833	–
JNL/Mellon Capital Management European 30 Fund	1,567	20	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	2,891	206	–
JNL/Mellon Capital Management S&P 500 Index Fund	20,260	7,562	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	5,829	29,895	–

JNL Series Trust

Notes to Financial Statements

December 31, 2011

	Net Ordinary Income*	Long-term Capital Gain**	Return of Capital
JNL/Mellon Capital Management Small Cap Index Fund	$6,263	$25,667	$–
JNL/Mellon Capital Management International Index Fund	34,326	–	–
JNL/Mellon Capital Management Bond Index Fund	43,945	11,999	–
JNL/Mellon Capital Management Global Alpha Fund	7,412	2,161	–
JNL/Oppenheimer Global Growth Fund	3,407	–	–
JNL/PAM Asia ex-Japan Fund	6,931	2,110	–
JNL/PAM China-India Fund	10,339	9,772	–
JNL/PIMCO Real Return Fund	118,063	8,649	–
JNL/PIMCO Total Return Bond Fund	110,012	4,665	–
JNL/PPM America High Yield Bond Fund	82,805	–	–
JNL/PPM America Mid Cap Value Fund	152	1,245	–
JNL/PPM America Small Cap Value Fund	3,291	3,193	–
JNL/PPM America Value Equity Fund	1,302	–	–
JNL/Red Rocks Listed Private Equity Fund	70,288	13,437	–
JNL/S&P Managed Conservative Fund	26,710	17,017	–
JNL/S&P Managed Moderate Fund	40,247	16,383	–
JNL/S&P Managed Moderate Growth Fund	67,317	47,411	–
JNL/S&P Managed Growth Fund	17,402	12,182	–
JNL/S&P Managed Aggressive Growth Fund	5,576	–	–
JNL/S&P Competitive Advantage Fund	7,792	27,390	–
JNL/S&P Dividend Income & Growth Fund	16,173	4,695	–
JNL/S&P Intrinsic Value Fund	17,947	20,259	–
JNL/S&P Total Yield Fund	9,475	13,817	–
JNL/S&P 4 Fund	45,486	4,208	–
JNL/T.Rowe Price Mid-Cap Growth Fund	14,264	109,663	–
JNL/T.Rowe Price Short-Term Bond Fund	14,168	–	–
JNL/T.Rowe Price Value Fund	17,751	–	–
JNL/WMC Balanced Fund	18,323	–	–
JNL/WMC Money Market Fund	16	–	–
JNL/WMC Value Fund	12,697	–	–
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**	The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2011.

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2010 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL Institutional Alt 20 Fund	$2,943	$5
JNL Institutional Alt 35 Fund	5,049	6
JNL Institutional Alt 50 Fund	6,700	5
JNL Institutional Alt 65 Fund	4,847	2
JNL/BlackRock Commodity Securities Fund	2,643	–
JNL/Capital Guardian Global Balanced Fund	3,461	–
JNL/Capital Guardian Global Diversified Research Fund	2,800	–
JNL/Capital Guardian U.S. Growth Equity Fund	1,991	–
JNL/Eagle Core Equity Fund	509	–
JNL/Eagle SmallCap Equity Fund	680	–
JNL/Franklin Templeton Founding Strategy Fund	27,416	–
JNL/Franklin Templeton Global Growth Fund	5,699	–
JNL/Franklin Templeton Income Fund	35,008	–
JNL/Franklin Templeton International Small Cap Growth Fund	2,199	–
JNL/Franklin Templeton Mutual Shares Fund	115	–
JNL/Franklin Templeton Small Cap Value Fund	1,044	–
JNL/Goldman Sachs Core Plus Bond Fund	36,086	–
JNL/Goldman Sachs Emerging Markets Debt Fund	7,785	243
JNL/Goldman Sachs Mid Cap Value Fund	2,213	–
JNL/Goldman Sachs U.S. Equity Flex Fund	671	–
JNL/Invesco Global Real Estate Fund	22,637	–
JNL/Invesco International Growth Fund	3,873	–
JNL/Invesco Large Cap Growth Fund	2,188	–
JNL/Ivy Asset Strategy Fund	98	–
JNL/JPMorgan International Value Fund	14,932	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	24,730	–
JNL/Lazard Emerging Markets Fund	5,665	–
JNL/Lazard Mid Cap Equity Fund	933	–
JNL/M&G Global Basics Fund	1,320	337
JNL/M&G Global Leaders Fund	105	341
JNL/Mellon Capital Management 10 x 10 Fund	4,451	116
JNL/Mellon Capital Management Index 5 Fund	2,898	219

JNL Series Trust

Notes to Financial Statements

December 31, 2011

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management European 30 Fund	$96	$–
JNL/Mellon Capital Management Pacific Rim 30 Fund	5	–
JNL/Mellon Capital Management S&P 500 Index Fund	16,321	1,513
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	3,941	5,119
JNL/Mellon Capital Management Small Cap Index Fund	4,007	–
JNL/Mellon Capital Management International Index Fund	19,175	–
JNL/Mellon Capital Management Bond Index Fund	34,279	897
JNL/Mellon Capital Management Global Alpha Fund	–	43
JNL/Oppenheimer Global Growth Fund	2,821	–
JNL/PAM Asia ex-Japan Fund	140	–
JNL/PAM China-India Fund	2,466	1,023
JNL/PIMCO Real Return Fund	53,623	3,144
JNL/PIMCO Total Return Bond Fund	158,516	30,151
JNL/PPM America High Yield Bond Fund	54,887	–
JNL/PPM America Mid Cap Value Fund	2	–
JNL/PPM America Small Cap Value Fund	2,009	1,342
JNL/PPM America Value Equity Fund	1,224	–
JNL/Red Rocks Listed Private Equity Fund	2,504	1,848
JNL/S&P Managed Conservative Fund	20,853	–
JNL/S&P Managed Moderate Fund	28,187	–
JNL/S&P Managed Moderate Growth Fund	30,938	–
JNL/S&P Managed Growth Fund	17,998	–
JNL/S&P Managed Aggressive Growth Fund	4,942	–
JNL/S&P Disciplined Moderate Fund	2,774	–
JNL/S&P Disciplined Moderate Growth Fund	3,418	–
JNL/S&P Disciplined Growth Fund	1,410	–
JNL/S&P Competitive Advantage Fund	12,840	370
JNL/S&P Dividend Income & Growth Fund	21,150	13
JNL/S&P Intrinsic Value Fund	33,180	17
JNL/S&P Total Yield Fund	6,019	1,546
JNL/S&P 4 Fund	–	559
JNL/T.Rowe Price Established Growth Fund	563	–
JNL/T.Rowe Price Mid-Cap Growth Fund	2,110	26,748
JNL/T.Rowe Price Short-Term Bond Fund	9,875	–
JNL/T.Rowe Price Value Fund	9,956	–
JNL/WMC Balanced Fund	13,936	–
JNL/WMC Money Market Fund	22	–
JNL/WMC Value Fund	9,591	–
*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2008, 2009, 2010 and 2011 which remain subject to examination, by the Internal Revenue Service. These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the year ended December 31, 2011.

NOTE 8. BORROWING ARRANGEMENTS

Line of Credit – JNL/PPM America Floating Rate Income Fund participates in a $20 million committed, unsecured revolving line of credit facility. Borrowings are to be used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Fund pays an annual commitment fee of 0.10% for this facility. No amounts were borrowed under the facility during the period. The commitment fee is included in other expenses in the Fund’s Statement of Operations.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Effective February 14, 2012, JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund’s names changed to JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund, respectively.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying (consolidated, with respect to JNL/BlackRock Global Allocation Fund) statements of assets and liabilities, including the schedules of investments where applicable, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2011, and the related statements of operations for the year or period then ended, the statement of cash flows for the year then ended with respect to JNL/Goldman Sachs U.S. Equity Flex Fund, the statements of changes in net assets for each of the years or periods in the two-year period indicated herein, and the financial highlights for each of the years or periods in the five-year period indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the (consolidated, with respect to JNL/BlackRock Global Allocation Fund) financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2011, the results of their operations, JNL/Goldman Sachs U.S. Equity Flex Fund’s cash flows, changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 28, 2012

Chicago, Illinois

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2011

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$954.40	0.65%	$3.20	$1,000.00	$1,021.91	0.65%	$3.31
Class B	1,000.00	955.70	0.40	1.97	1,000.00	1,023.18	0.40	2.04
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,001.00	0.55	2.77	1,000.00	1,022.42	0.55	2.80
Class B	1,000.00	1,002.20	0.30	1.51	1,000.00	1,023.67	0.30	1.53
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	802.80	0.55	2.50	1,000.00	1,022.42	0.55	2.80
Class B	1,000.00	804.50	0.30	1.36	1,000.00	1,023.71	0.30	1.53
JNL/American Funds Growth-Income Fund
Class A	1,000.00	937.50	0.70	3.42	1,000.00	1,021.66	0.70	3.57
Class B	1,000.00	937.90	0.45	2.20	1,000.00	1,022.92	0.45	2.29
JNL/American Funds International Fund
Class A	1,000.00	821.40	0.70	3.21	1,000.00	1,021.66	0.70	3.57
Class B	1,000.00	823.90	0.45	2.07	1,000.00	1,022.94	0.45	2.29
JNL/American Funds New World Fund
Class A	1,000.00	850.20	0.65	3.03	1,000.00	1,021.91	0.65	3.31
Class B	1,000.00	851.80	0.40	1.87	1,000.00	1,023.19	0.40	2.04
JNL Institutional Alt 20 Fund
Class A	1,000.00	928.90	0.18	0.88	1,000.00	1,024.28	0.18	0.92
JNL Institutional Alt 35 Fund
Class A	1,000.00	914.50	0.17	0.82	1,000.00	1,024.34	0.17	0.87
JNL Institutional Alt 50 Fund
Class A	1,000.00	908.00	0.17	0.82	1,000.00	1,024.36	0.17	0.87
JNL Institutional Alt 65 Fund
Class A	1,000.00	899.20	0.18	0.86	1,000.00	1,024.31	0.18	0.92
JNL Disciplined Moderate Fund
Class A	1,000.00	961.30	0.18	0.89	1,000.00	1,024.28	0.18	0.92
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	937.70	0.18	0.88	1,000.00	1,024.28	0.18	0.92
JNL Disciplined Growth Fund
Class A	1,000.00	916.90	0.18	0.87	1,000.00	1,024.28	0.18	0.92
JNL/AQR Managed Futures Strategy Fund**
Class A	1,000.00	946.00	1.36	4.50	1,000.00	1,012.37	1.36	4.65
Class B	1,000.00	947.00	1.16	3.84	1,000.00	1,013.05	1.16	3.97
JNL/BlackRock Commodity Securities Fund
Class A	1,000.00	918.00	0.98	4.74	1,000.00	1,020.26	0.98	4.99
Class B	1,000.00	919.50	0.78	3.77	1,000.00	1,021.27	0.78	3.97
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	930.30	0.98	4.77	1,000.00	1,020.27	0.98	4.99
Class B	1,000.00	930.60	0.78	3.80	1,000.00	1,021.27	0.78	3.97

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2011

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Brookfield Global Infrastructure Fund**
Class A	$1,000.00	$1,036.00	1.18%	$0.63	$1,000.00	$1,001.99	1.18%	$0.61
Class B	1,000.00	1,036.00	0.98	0.52	1,000.00	1,002.09	0.98	0.51
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	921.50	1.01	4.89	1,000.00	1,020.14	1.01	5.14
Class B	1,000.00	921.80	0.81	3.92	1,000.00	1,021.12	0.81	4.13
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	906.50	1.08	5.19	1,000.00	1,019.75	1.08	5.50
Class B	1,000.00	909.80	0.88	4.24	1,000.00	1,020.76	0.88	4.48
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	1,000.00	956.00	0.98	4.83	1,000.00	1,020.29	0.98	4.99
Class B	1,000.00	965.70	0.78	3.86	1,000.00	1,021.27	0.78	3.97
JNL/Eagle Core Equity Fund
Class A	1,000.00	942.70	0.93	4.55	1,000.00	1,020.54	0.93	4.74
Class B	1,000.00	943.90	0.73	3.58	1,000.00	1,021.54	0.73	3.72
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	863.60	0.99	4.65	1,000.00	1,020.19	0.99	5.04
Class B	1,000.00	864.50	0.79	3.71	1,000.00	1,021.20	0.79	4.02
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	925.60	0.05	0.24	1,000.00	1,024.94	0.05	0.26
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	864.30	1.06	4.98	1,000.00	1,019.85	1.06	5.40
Class B	1,000.00	863.90	0.86	4.04	1,000.00	1,020.85	0.86	4.38
JNL/Franklin Templeton Global Multisector Bond Fund**
Class A	1,000.00	1,007.00	1.12	0.59	1,000.00	1,002.02	1.12	0.58
Class B	1,000.00	1,007.00	0.92	0.48	1,000.00	1,002.13	0.92	0.48
JNL/Franklin Templeton Income Fund
Class A	1,000.00	972.40	0.95	4.72	1,000.00	1,020.44	0.95	4.84
Class B	1,000.00	972.80	0.75	3.73	1,000.00	1,021.45	0.75	3.82
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	851.00	1.31	6.11	1,000.00	1,018.60	1.31	6.67
Class B	1,000.00	853.20	1.11	5.18	1,000.00	1,019.61	1.11	5.65
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	937.00	1.05	5.13	1,000.00	1,019.91	1.05	5.35
Class B	1,000.00	937.70	0.85	4.15	1,000.00	1,020.93	0.85	4.33
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	947.80	1.12	5.50	1,000.00	1,019.58	1.12	5.70
Class B	1,000.00	948.70	0.92	4.52	1,000.00	1,020.59	0.92	4.69
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,038.60	0.88	4.52	1,000.00	1,020.79	0.88	4.48
Class B	1,000.00	1,039.80	0.68	3.50	1,000.00	1,021.80	0.68	3.47
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	900.50	1.06	5.08	1,000.00	1,019.84	1.06	5.40
Class B	1,000.00	901.40	0.86	4.12	1,000.00	1,020.87	0.86	4.38
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	883.70	1.01	4.80	1,000.00	1,020.12	1.01	5.14
Class B	1,000.00	884.00	0.81	3.85	1,000.00	1,021.13	0.81	4.13
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	881.80	2.05	9.72	1,000.00	1,014.90	2.05	10.41
Class B	1,000.00	882.30	1.85	8.78	1,000.00	1,015.88	1.85	9.40

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2011

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Invesco Global Real Estate Fund
Class A	$1,000.00	$887.30	1.06%	$5.04	$1,000.00	$1,019.87	1.06%	$5.40
Class B	1,000.00	888.30	0.86	4.09	1,000.00	1,020.88	0.86	4.38
JNL/Invesco International Growth Fund
Class A	1,000.00	876.10	1.01	4.78	1,000.00	1,020.13	1.01	5.14
Class B	1,000.00	877.60	0.81	3.83	1,000.00	1,021.14	0.81	4.13
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	884.00	0.96	4.56	1,000.00	1,020.36	0.96	4.89
Class B	1,000.00	884.90	0.76	3.61	1,000.00	1,021.37	0.76	3.87
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	880.20	1.16	5.50	1,000.00	1,019.38	1.16	5.90
Class B	1,000.00	880.90	0.96	4.55	1,000.00	1,020.39	0.96	4.89
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	866.00	1.22	5.74	1,000.00	1,019.06	1.22	6.21
Class B	1,000.00	867.70	1.02	4.80	1,000.00	1,020.07	1.02	5.19
JNL/JPMorgan International Value Fund
Class A	1,000.00	817.00	1.01	4.63	1,000.00	1,020.12	1.01	5.14
Class B	1,000.00	817.30	0.81	3.71	1,000.00	1,021.13	0.81	4.13
JNL/JPMorgan Mid Cap Growth Fund
Class A	1,000.00	865.40	0.99	4.65	1,000.00	1,020.23	0.99	5.04
Class B	1,000.00	859.20	0.79	3.70	1,000.00	1,021.24	0.79	4.02
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,064.60	0.69	3.59	1,000.00	1,021.72	0.69	3.52
Class B	1,000.00	1,066.10	0.49	2.55	1,000.00	1,022.74	0.49	2.50
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	828.00	1.22	5.62	1,000.00	1,019.07	1.22	6.21
Class B	1,000.00	828.50	1.02	4.70	1,000.00	1,020.05	1.02	5.19
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	902.80	1.02	4.89	1,000.00	1,020.09	1.02	5.19
Class B	1,000.00	904.40	0.82	3.94	1,000.00	1,021.09	0.82	4.18
JNL/M&G Global Basics Fund
Class A	1,000.00	858.70	1.20	5.62	1,000.00	1,019.14	1.20	6.11
Class B	1,000.00	859.30	1.00	4.69	1,000.00	1,020.14	1.00	5.09
JNL/M&G Global Leaders Fund
Class A	1,000.00	872.30	1.23	5.80	1,000.00	1,019.00	1.23	6.26
Class B	1,000.00	872.90	1.03	4.86	1,000.00	1,020.03	1.03	5.24
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	932.60	0.05	0.24	1,000.00	1,024.94	0.05	0.26
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	928.00	0.05	0.24	1,000.00	1,024.94	0.05	0.26
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	849.50	0.78	3.64	1,000.00	1,021.28	0.78	3.97
Class B	1,000.00	850.50	0.58	2.71	1,000.00	1,022.29	0.58	2.96
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	973.60	0.77	3.83	1,000.00	1,021.34	0.77	3.92
Class B	1,000.00	974.50	0.57	2.84	1,000.00	1,022.33	0.57	2.91
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	960.30	0.57	2.82	1,000.00	1,022.33	0.57	2.91
Class B	1,000.00	961.50	0.37	1.83	1,000.00	1,023.33	0.37	1.89
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	903.60	0.59	2.83	1,000.00	1,022.24	0.59	3.01
Class B	1,000.00	904.20	0.39	1.87	1,000.00	1,023.24	0.39	1.99
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	902.20	0.59	2.83	1,000.00	1,022.25	0.59	3.01
Class B	1,000.00	902.80	0.39	1.87	1,000.00	1,023.25	0.39	1.99
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	833.30	0.65	3.00	1,000.00	1,021.95	0.65	3.31
Class B	1,000.00	834.30	0.45	2.08	1,000.00	1,022.96	0.45	2.29

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2011

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management Bond Index Fund
Class A	$1,000.00	$1,046.50	0.56%	$2.89	$1,000.00	$1,022.36	0.56%	$2.85
Class B	1,000.00	1,047.90	0.36	1.86	1,000.00	1,023.39	0.36	1.84
JNL/Mellon Capital Management Emerging Markets Index Fund**
Class A	1,000.00	908.00	0.84	2.72	1,000.00	1,014.15	0.84	2.87
Class B	1,000.00	908.00	0.64	2.07	1,000.00	1,014.81	0.64	2.19
JNL/Mellon Capital Management Global Alpha Fund
Class A	1,000.00	1,020.10	1.35	6.87	1,000.00	1,018.40	1.35	6.87
Class B	1,000.00	1,021.50	1.15	5.86	1,000.00	1,019.40	1.15	5.85
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	854.20	1.01	4.72	1,000.00	1,020.10	1.01	5.14
Class B	1,000.00	855.10	0.81	3.79	1,000.00	1,021.11	0.81	4.13
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	802.90	1.28	5.82	1,000.00	1,018.77	1.28	6.51
Class B	1,000.00	804.10	1.08	4.91	1,000.00	1,019.76	1.08	5.50
JNL/PAM China-India Fund
Class A	1,000.00	753.10	1.31	5.79	1,000.00	1,018.60	1.31	6.67
Class B	1,000.00	755.10	1.11	4.91	1,000.00	1,019.62	1.11	5.65
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,060.00	0.82	4.26	1,000.00	1,021.07	0.82	4.18
Class B	1,000.00	1,060.70	0.62	3.22	1,000.00	1,022.08	0.62	3.16
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,017.80	0.80	4.07	1,000.00	1,021.15	0.80	4.08
Class B	1,000.00	1,018.60	0.60	3.05	1,000.00	1,022.18	0.60	3.06
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	997.00	1.01	5.08	1,000.00	1,020.13	1.01	5.14
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	993.10	0.75	3.77	1,000.00	1,021.45	0.75	3.82
Class B	1,000.00	994.10	0.55	2.76	1,000.00	1,022.46	0.55	2.80
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	865.20	1.06	4.98	1,000.00	1,019.85	1.06	5.40
Class B	1,000.00	865.40	0.86	4.04	1,000.00	1,020.86	0.86	4.38
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	856.40	1.06	4.96	1,000.00	1,019.86	1.06	5.40
Class B	1,000.00	856.60	0.86	4.02	1,000.00	1,020.86	0.86	4.38
JNL/PPM America Value Equity Fund
Class A	1,000.00	909.90	0.86	4.14	1,000.00	1,020.88	0.86	4.38
Class B	1,000.00	910.60	0.66	3.18	1,000.00	1,021.89	0.66	3.36
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	739.50	1.17	5.13	1,000.00	1,019.31	1.17	5.96
Class B	1,000.00	739.70	0.97	4.25	1,000.00	1,020.32	0.97	4.94
JNL/S&P Managed Conservative Fund
Class A	1,000.00	997.70	0.15	0.76	1,000.00	1,024.43	0.15	0.77
JNL/S&P Managed Moderate Fund
Class A	1,000.00	970.90	0.15	0.75	1,000.00	1,024.47	0.15	0.77
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	945.60	0.14	0.69	1,000.00	1,024.50	0.14	0.71
JNL/S&P Managed Growth Fund
Class A	1,000.00	921.60	0.14	0.68	1,000.00	1,024.48	0.14	0.71
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	905.20	0.16	0.77	1,000.00	1,024.38	0.16	0.82
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,023.00	0.70	3.57	1,000.00	1,021.66	0.70	3.57
Class B	1,000.00	1,024.20	0.50	2.55	1,000.00	1,022.68	0.50	2.55
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,025.50	0.69	3.52	1,000.00	1,021.74	0.69	3.52
Class B	1,000.00	1,027.00	0.49	2.50	1,000.00	1,022.74	0.49	2.50
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	927.50	0.70	3.40	1,000.00	1,021.67	0.70	3.57
Class B	1,000.00	928.20	0.50	2.43	1,000.00	1,022.68	0.50	2.55

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2011

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/S&P Total Yield Fund
Class A	$1,000.00	$880.90	0.70%	$3.32	$1,000.00	$1,021.68	0.70%	$3.57
Class B	1,000.00	881.40	0.50	2.37	1,000.00	1,022.70	0.50	2.55
JNL/S&P 4 Fund
Class A	1,000.00	962.90	0.05	0.25	1,000.00	1,024.94	0.05	0.26
JNL/T.Rowe Price Established Growth Fund
Class A	1,000.00	940.40	0.87	4.26	1,000.00	1,020.81	0.87	4.43
Class B	1,000.00	941.10	0.67	3.28	1,000.00	1,021.82	0.67	3.41
JNL/T.Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	918.50	1.01	4.88	1,000.00	1,020.12	1.01	5.14
Class B	1,000.00	919.20	0.81	3.92	1,000.00	1,021.13	0.81	4.13
JNL/T.Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,001.60	0.71	3.58	1,000.00	1,021.61	0.71	3.62
Class B	1,000.00	1,002.70	0.51	2.57	1,000.00	1,022.61	0.51	2.60
JNL/T.Rowe Price Value Fund
Class A	1,000.00	928.70	0.93	4.52	1,000.00	1,020.52	0.93	4.74
Class B	1,000.00	930.10	0.73	3.55	1,000.00	1,021.52	0.73	3.72
JNL/WMC Balanced Fund
Class A	1,000.00	988.80	0.74	3.71	1,000.00	1,021.47	0.74	3.77
Class B	1,000.00	990.10	0.54	2.71	1,000.00	1,022.48	0.54	2.75
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.21	1.06	1,000.00	1,024.15	0.21	1.07
Class B	1,000.00	1,000.00	0.21	1.06	1,000.00	1,024.14	0.21	1.07
JNL/WMC Value Fund
Class A	1,000.00	938.90	0.79	3.86	1,000.00	1,021.23	0.79	4.02
Class B	1,000.00	940.30	0.59	2.89	1,000.00	1,022.24	0.59	3.01

* Annualized.

** Fund has less than 6-month’s operating history. For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies. The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote. In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2011 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee
Mark D. Nerud (45) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	106

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Disinterested Trustees
Michael Bouchard (55) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
William J. Crowley, Jr. (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (73) 1 Corporate Way Lansing, MI 48951	Trustee [2] (2/2002 to present) Chairman of the Board (2/2004 to 12/2010)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Michelle Engler (53) 1 Corporate Way Lansing, MI 48951	Chairperson of the Board [3] (1/2011 to present) Trustee [2] (12/2003 to present)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1]	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Trustees are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term. Chairperson Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Disinterested Trustees
James Henry, Ph.D. (73) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 7/2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Richard McLellan (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/1994 to present)	106

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	106
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	106

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Officers
Danielle A. Bergandine (31) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Anti-Money Laundering Officer of other Investment Company advised by Curian Capital, LLC (10/2011 to present)

Karen J. Buiter (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of the Adviser (7/2011 to present); Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Kelly L. Crosser (39) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007)

Steven J. Fredricks (41) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present);

Daniel W. Koors (41) 1 Corporate Way Lansing, MI 48951	Vice President (11/2011 to present) Vice President, Treasurer and Chief Financial Officer (12/2006 to 11/2011)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present) and Chief Operating Officer of the Adviser (4/2011 to present); Chief Financial Officer of the Adviser (1/2007 to 4/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

Gerard A. M. Oprins (52) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (Principal Financial Officer) (11/2011 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (4/2011 to present); Treasurer and Chief Financial Officer of the Trust (11/2011 to present); Business Consultant (5/2009 to 3/2011); Partner, Ernst & Young LLP (10/1995 to 4/2009)

Michael Piszczek (54) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of the Adviser (7/2011 to present); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 6/2011); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Susan S. Rhee (40) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel (Chief Legal Officer and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer), and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Vice president, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2011:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$134,587	$0	$0	$159,000[4]
William J. Crowley, Jr.	$149,400	$0	$0	$176,500
Dominic D’Annunzio	$136,703	$0	$0	$161,500[5]
Michelle Engler [3]	$170,561	$0	$0	$201,500
James Henry	$136,703	$0	$0	$161,500[6]
Richard McLellan	$131,624	$0	$0	$155,500
William R. Rybak	$147,283	$0	$0	$174,000
Patricia Woodworth	$134,587	$0	$0	$159,000[7]
Steven J. Fredricks [2]	$259,162	$0	$0	$306,173

[1]

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees are $1,348,500.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $6,729 deferred by Mr. Bouchard.
[5]	Amount includes $68,351 deferred by Mr. D’Annunzio.
[6]	Amount includes $123,032 deferred by Mr. Henry.
[7]	Amount includes $134,587 deferred by Ms. Woodworth.

SUPPLEMENT DATED JANUARY 10, 2012

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011,

AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011

SUPPLEMENT DATED JANUARY 10, 2012

AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete the first paragraph in its entirety in the section entitled “Principal Investment Strategies” and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund actively invests primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”) which may result in high portfolio turnover. Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures. Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities. Certain instruments in which the Fund invests may be illiquid or thinly-traded securities.

The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including risk from differences in global short-term interest rates. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund may enter into various currency-related transactions involving derivative instruments, principally currency and cross-currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund invests predominately in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest all of its assets in developing or emerging markets. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

In the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please add the following in the section entitled “Principal Risks of Investing in the Fund”:

•

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

In the prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete the first paragraph in its entirety in the section entitled “Principal Investment Strategies” and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”). Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures. Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities. Certain instruments in which the Fund invests may be illiquid or thinly-traded securities. The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including that from differences in global short-term interest rates. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund may enter into various currency-related transactions involving derivative instruments, principally currency and cross-currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund invests predominately in bonds issued by governments and government agencies located around the world, including inflation-indexed securities.

In the prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please add the following in the section entitled “Principal Risks of Investing in the Fund”:

•	Currency management strategies risk

Please add the following to the section entitled “Glossary of Risk”:

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

This supplement is dated January 10, 2012.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, JMV5763SB 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5890SB 05/11, JMV7697 12/11, JMV7697SB 12/11, VC5869 05/11, VC5869SB 05/11, JMV7698 12/11, JMV7698SB 12/11, JMV2731 05/11, VC5995 05/11, JMV5765 05/11, FVC4224FT 05/11, V6016 05/11, VC3656 05/11, VC5526 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, VC3723 05/11, VC3657 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 05/11, NV5869 05/11, NV5869SB 05/11, JMV7698NY 12/11, JMV7698NYSB 12/11, NV5890 05/11, NV5890SB 05/11, JMV7697NY 12/11, JMV7697NYSB 12/11, NMV2731 05/11, NV3174 05/11, NV3174CE 05/11, NV6016 05/11, NV5526 05/11, NV3784 05/11, HR105 05/11 and VC2440 5/11.)

CMX8560 01/12

SUPPLEMENT DATED FEBRUARY 14, 2012

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011,

AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.

All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.

All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

This supplement is dated February 14, 2012.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, JMV5763SB 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5890SB 05/11, JMV7697 12/11, JMV7697SB 12/11, VC5869 05/11, VC5869SB 05/11, JMV7698 12/11, JMV7698SB 12/11, JMV2731 05/11, VC5995 05/11, JMV5765 05/11, FVC4224FT 05/11, V6016 05/11, VC3656 05/11, VC5526 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, VC3723 05/11, VC3657 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 05/11, NV5869 05/11, NV5869SB 05/11, JMV7698NY 12/11, JMV7698NYSB 12/11, NV5890 05/11, NV5890SB 05/11, JMV7697NY 12/11, JMV7697NYSB 12/11, NMV2731 05/11, NV3174 05/11, NV3174CE 05/11, NV6016 05/11, NV5526 05/11, NV3784 05/11, HR105 05/11 and VC2440 5/11.)

CMX8718 02/12

JNL SERIES TRUST

(THE “TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) and certain sub-subadvisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on November 21-22, 2011, the Board, including all of the Independent Trustees, considered information relating to the approval of the amendment of these Agreements and approval of four new Sub-Advisory Agreements. In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the new Agreements through June 30, 2013 and the amended Agreements through June 30, 2012.

In reviewing the Agreements and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered that each Fund had not yet commenced operations and as a result there was no performance data to review.

New Funds – JNL Series Trust:

JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund and JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund. The Board took into account that each Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain of the respective sub-advisers’ funds with similar investment strategies. The Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

JNL/American Funds Balanced Allocation Fund. The Board took into account that the Fund was a fund-of-funds and had not commenced operations. The Board reviewed the performance of the underlying funds. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/American Funds Growth Allocation Fund. The Board took into account that the Fund was a fund-of-funds and had not commenced operations. The Board reviewed the performance of the underlying funds. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

The Board then reviewed the following sub-advisor replacements for existing funds. The Board also reviewed the performance of similar mandates managed by the sub-advisers.

Sub-Adviser Replacements for Existing Funds – JNL Series Trust:

JNL/Capital Guardian U.S. Growth Equity Fund (existing Investment Sub-Adviser Capital Guardian Trust Company to be replaced by UBS Global Asset Management, Inc.) with a fund name change to: JNL/UBS Large Cap Select Growth Fund. The Board did review the long-term track record of UBS and performance of certain of UBS’s funds with a similar investment mandate. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Eagle Core Equity Fund (existing Investment Sub-Adviser Eagle Asset Management, Inc. to be replaced by Dimensional Fund Advisors LP) with a fund name change to: JNL/DFA U.S. Core Equity Fund. The Board did review the long-term track record of DFA and performance of certain of DFA’s funds with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s), as applicable. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee, as applicable, and compared that to the average sub-advisory fee of the peer group, the Board noted that a Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds – JNL Series Trust:

JNL/Morgan Stanley Mid Cap Growth Fund. The Board noted that the Fund’s total expense ratio is expected to be lower than the peer group average, and that the Fund’s sub-advisory fees are estimated to be lower than the peer group average, though the Fund’s advisory fees are estimated to be higher than the peer group average. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Neuberger Berman Strategic Income Fund. The Board noted that the Fund’s total expense ratio, advisory and sub-advisory fees are expected to be lower than their respective peer group averages. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund. The Board noted that the Fund’s expected total expense ratio and sub-advisory fees were within 3bps, consistent with their respective peer group averages, though the Fund’s expected advisory fees is within 4bps, higher than the peer group average. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The Board noted that each Fund’s total expense ratio, excluding underlying fund expenses, is expected to be lower than the peer group average, and that each Fund’s advisory fees are consistent with the peer group average. The Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

Sub-Adviser Replacements for Existing Funds – JNL Series Trust:

JNL/Capital Guardian U.S. Growth Equity Fund (existing Investment Sub-Adviser Capital Guardian Trust Company to be replaced by UBS Global Asset Management, Inc.) with a fund name change to: JNL/UBS U.S. Growth Equity Fund. The Board noted that the Fund’s total expense ratio is expected to be lower than the peer group average, and that the Fund’s advisory fees are estimated to be lower than the peer group average, though the

Fund’s sub-advisory fees are estimated to be higher than the peer group average. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Eagle Core Equity Fund (existing Investment Sub-Adviser Eagle Asset Management, Inc. to be replaced by Dimensional Fund Advisors LP) with a fund name change to: JNL/DFA U.S. Core Equity Fund. The Board noted that the Fund’s total expense ratio, advisory and sub-advisory fees are expected to be lower than their, respective, peer group averages. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

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JNL Series Trust JNL Variable Fund LLC
PRSRT STD
U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

VADV7338 02/12

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2010 and December 31, 2011. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2010	$657,625	$18,000	$158,000	$0
2011	$706,580	$19,350	$168,000	$0

The above Audit-Related Fees for 2010 and 2011 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2010 and 2011 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2010	$51,129	$18,500	$0
2011	$53,209	$19,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the adviser and administrator of the registrant.

The above Tax Fees for 2010 and 2011 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2010 was $245,629. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2011 was $259,559.

(h) For the fiscal years ended December 31, 2010 and December 31, 2011, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)      Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian U.S. Growth Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the

JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Emerging Markets Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Value Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Annual Report dated December 31, 2011, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Fund

COMMON STOCKS - 70.7%

ENERGY - 62.3%
Anadarko Petroleum Corp.	236	$17,980
Apache Corp.	317	28,713
Arch Coal Inc.	33	485
Baker Hughes Inc.	190	9,217
Berry Petroleum Co. - Class A	132	5,533
Cabot Oil & Gas Corp. - Class A	176	13,389
Cameron International Corp. (c)	339	16,682
Canadian Natural Resources Ltd.	358	13,418
Carrizo Oil & Gas Inc. (c)	114	2,994
Cenovus Energy Inc.	211	7,004
Chevron Corp.	271	28,804
Cimarex Energy Co.	84	5,203
CNOOC Ltd. - ADR (e)	42	7,321
Coastal Energy Co. (c)	64	947
ConocoPhillips	168	12,243
Consol Energy Inc.	87	3,189
Crew Energy Inc. (c)	371	4,099
Denbury Resources Inc. (c)	82	1,232
Devon Energy Corp.	330	20,448
Dresser-Rand Group Inc. (c)	355	17,729
Dril-Quip Inc. (c)	149	9,786
EnCana Corp. (e)	208	3,859
Ensco International Plc - ADR	119	5,604
EOG Resources Inc.	350	34,522
EQT Corp.	178	9,750
EXCO Resources Inc.	184	1,920
Exxon Mobil Corp.	348	29,520
FMC Technologies Inc. (c)	528	27,592
Forest Oil Corp. (c)	85	1,157
Halliburton Co.	344	11,885
Helmerich & Payne Inc.	186	10,849
Hess Corp.	147	8,356
Husky Energy Inc. (e)	129	3,108
Lone Pine Resources Inc. (c)	48	338
Marathon Oil Corp.	256	7,505
Marathon Petroleum Corp.	135	4,486
MEG Energy Corp. (c)	83	3,401
Murphy Oil Corp.	346	19,287
Nabors Industries Ltd. (c)	202	3,509
National Oilwell Varco Inc.	439	29,818
Newfield Exploration Co. (c)	134	5,060
Nexen Inc.	111	1,769
Niko Resources Ltd.	37	1,761
Noble Corp.	269	8,140
Noble Energy Inc.	155	14,665
Occidental Petroleum Corp.	258	24,166
Pan Orient Energy Corp. (c)	116	222
Paramount Resources Ltd. - Class A (c)	37	1,561
Peabody Energy Corp.	236	7,827
PetroBakken Energy Ltd. (e)	50	629
Petroleo Brasileiro SA - Petrobras - ADR	182	4,529
Pioneer Natural Resources Co.	111	9,957
Progress Energy Resources Corp. (e)	271	3,518
Range Resources Corp.	259	16,041
Rowan Cos. Inc. (c)	94	2,853
Saipem SpA	173	7,344
Schlumberger Ltd.	260	17,761
Southwestern Energy Co. (c)	177	5,661
Subsea 7 SA - ADR (c)	63	1,181
Suncor Energy Inc.	634	18,279
Talisman Energy Inc.	1,131	14,416

	Shares/Par (p)	Value
Technip SA - ADR	269	6,346
Tesco Corp. (c)	58	737
Total SA - ADR	196	10,014
Transocean Ltd.	236	9,042
Trican Well Service Ltd. (e)	136	2,338
Uranium Energy Corp. (c) (q)	366	1,119
Valero Energy Corp.	115	2,413
Weatherford International Ltd. (c)	150	2,191
Whiting Petroleum Corp. (c)	186	8,694
Williams Cos. Inc.	94	3,098

		656,214

MATERIALS - 8.4%
Barrick Gold Corp.	95	4,319
BHP Billiton Ltd.	113	3,980
Cliffs Natural Resources Inc.	118	7,382
E.I. du Pont de Nemours & Co.	95	4,366
Eldorado Gold Corp.	767	10,556
Fibria Celulose SA - ADR (e)	66	509
First Quantum Minerals Ltd.	376	7,407
Franco-Nevada Corp. (e)	125	4,740
Gammon Gold Inc. (c)	215	1,731
Goldcorp Inc.	246	10,924
HudBay Minerals Inc.	278	2,768
Inmet Mining Corp.	17	1,090
Newcrest Mining Ltd.	280	8,468
Newmont Mining Corp.	10	581
Praxair Inc.	36	3,797
Southern Copper Corp.	273	8,237
Vale SA - ADR	330	7,089

		87,944

Total Common Stocks (cost $737,360)		744,158

COMMODITY INDEXED STRUCTURED NOTES - 7.4%
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.49%, 11/02/12 (f) (i)	$12,000	11,395
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/13/12 (f) (i)	5,000	5,048
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/23/13 (f) (i)	15,000	16,429
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/24/13 (f) (i)	4,000	4,317
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.26%, 12/21/12 (f) (i)	6,500	5,542
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 09/11/12 (f) (i)	23,000	15,880
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/05/12 (f) (i)	9,000	9,081
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.49%, 10/26/12 (f) (i)	11,500	10,858

Total Commodity Indexed Structured Notes (cost $86,000)		78,550

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 22.9%

Investment Company - 21.8%
JNL Money Market Fund, 0.02% (a) (h)	229,369	229,369

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	10,799	10,799
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	237	231

		11,030

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.02%, 02/23/12 (e)	$1,000	1,000

Total Short Term Investments (cost $241,405)		241,399

Total Investments - 101.0% (cost $1,064,765)		1,064,107
Other Assets and Liabilities, Net - (1.0%)		(10,942)

Total Net Assets - 100.0%		$1,053,165

JNL/BlackRock Global Allocation Fund (v)

COMMON STOCKS - 60.0%

CONSUMER DISCRETIONARY - 3.8%
Aisin Seiki Co. Ltd.	8	$239
American Eagle Outfitters Inc.	37	564
Autoliv Inc.	1	36
Bayerische Motoren Werke AG	5	352
BorgWarner Inc. (c)	4	262
Bridgestone Corp.	22	496
British Sky Broadcasting Group Plc	9	102
Cheng Shin Rubber Industry Co. Ltd.	95	206
Coach Inc.	1	69
Comcast Corp. - Class A	63	1,495
Compagnie Financiere Richemont SA	5	249
Daihatsu Motor Co. Ltd.	22	384
Daimler AG	14	636
Denso Corp.	11	315
DISH Network Corp. - Class A	7	194
Dongfeng Motor Group Co. Ltd.	93	160
Expedia Inc.	1	19
Ford Motor Co.	63	676
Fuji Heavy Industries Ltd.	133	803
Futaba Industrial Co. Ltd.	20	113
Garmin Ltd. (e)	2	76
General Motors Co. (c)	29	595
Guangzhou Automobile Group Co. Ltd.	226	189
Guinness Peat Group Plc	254	115
Honda Motor Co. Ltd. (e)	31	943
Hyundai Motor Co.	3	498
International Game Technology	20	336
Johnson Controls Inc.	10	324
Kabel Deutschland Holding AG (c)	8	381
Lear Corp.	2	72
Liberty Global Inc. (c)	1	46
Limited Brands Inc.	2	73
LVMH Moet Hennessy Louis Vuitton SA	4	613
Macy’s Inc.	2	49
Mando Corp.	1	96
Mattel Inc.	16	450
McDonald’s Corp.	8	782
McGraw-Hill Cos. Inc.	1	48
MRV Engenharia e Participacoes SA	54	312

	Shares/Par (p)	Value
Pulte Homes Inc. (c)	55	344
Ralph Lauren Corp. - Class A	—	41
Rinnai Corp.	5	351
Ross Stores Inc.	1	50
Singapore Press Holdings Ltd. (e)	16	46
Suzuki Motor Corp.	60	1,243
Time Warner Cable Inc.	5	326
Toho Co. Ltd.	12	214
Toyota Industries Corp.	31	838
Toyota Motor Corp.	15	500
Urban Outfitters Inc. (c)	2	43
Viacom Inc. - Class B	9	402
Walt Disney Co.	16	601
Wyndham Worldwide Corp.	1	47
Yamada Denki Co. Ltd.	5	319
Yulon Motor Co. Ltd.	147	252
Zhongsheng Group Holdings Ltd. (e)	113	188
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	43	130

		19,303

CONSUMER STAPLES - 3.6%
Altria Group Inc.	21	614
Beiersdorf AG	1	62
BIM Birlesik Magazalar A/S	10	269
British American Tobacco Plc	20	557
Chaoda Modern Agriculture Holdings Ltd. (e) (f)	604	1
Coca-Cola Co.	6	436
Coca-Cola Enterprises Inc.	2	59
Colgate-Palmolive Co.	9	844
ConAgra Foods Inc.	9	241
Constellation Brands Inc. - Class A (c)	7	153
Cosan Ltd. - Class A	59	645
Cresud SA - ADR	5	61
CVS Caremark Corp.	22	916
Diageo Plc - ADR	15	1,335
Dr. Pepper Snapple Group Inc.	6	252
Fomento Economico Mexicano SAB de CV - ADR	3	211
General Mills Inc.	16	637
Herbalife Ltd.	1	70
HJ Heinz Co.	4	239
Hypermarcas SA	121	552
Kao Corp.	4	98
Kirin Holdings Co. Ltd. (e)	42	505
Kraft Foods Inc. - Class A	9	348
Kroger Co.	3	67
Lorillard Inc.	3	351
Mead Johnson Nutrition Co.	15	1,023
Nestle SA	27	1,553
Philip Morris International Inc.	15	1,148
Procter & Gamble Co.	20	1,331
Sara Lee Corp.	40	753
SLC Agricola SA	37	311
Unilever NV	9	297
Unilever NV - ADR	4	142
Unilever Plc	7	245
Unilever Plc - ADR	5	153
Wal-Mart Stores Inc.	31	1,831
Walgreen Co.	1	44

		18,354

ENERGY - 9.4%
Alliance Resource Partners LP	4	299
Anadarko Petroleum Corp.	11	862
Apache Corp.	8	712

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Baker Hughes Inc.	5	251
BG Group Plc	89	1,897
BP Plc	96	689
BP Plc - ADR	22	923
Bumi Resources Tbk PT	1,489	357
Canadian Natural Resources Ltd.	19	695
Chevron Corp.	39	4,160
China Shenhua Energy Co. Ltd. (e)	68	293
ConocoPhillips	1	79
Consol Energy Inc.	59	2,169
Devon Energy Corp.	13	776
Diamond Offshore Drilling Inc. (e)	1	68
El Paso Corp.	3	72
ENI SpA	51	1,047
EOG Resources Inc.	4	382
Exxon Mobil Corp.	82	6,960
Halliburton Co.	23	778
Helmerich & Payne Inc.	2	88
Hess Corp.	9	509
INPEX Corp.	—	1,078
KazMunaiGas Exploration Production - GDR	37	549
Kuzbassrazrezugol (c)	490	98
Marathon Oil Corp.	25	723
Marathon Petroleum Corp.	32	1,081
McDermott International Inc. (c)	28	317
Murphy Oil Corp.	1	75
National Oilwell Varco Inc.	22	1,496
Occidental Petroleum Corp.	25	2,359
OGX Petroleo e Gas Participacoes SA (c)	23	165
Petroleo Brasileiro SA - ADR (e)	124	2,903
PTT PCL	36	362
QEP Resources Inc.	27	788
Quicksilver Resources Inc. (c) (e)	58	387
Reliance Industries Ltd.	30	386
Repsol YPF SA (e)	14	430
Rosneft Oil Co. - GDR	72	475
Royal Dutch Shell Plc - ADR	13	949
Schlumberger Ltd.	25	1,687
SM Energy Co.	11	777
StatoilHydro ASA	24	623
Suncor Energy Inc. (e)	28	803
Talisman Energy Inc.	23	297
Technip SA	2	210
Tenaris SA - ADR (e)	8	307
Total SA (e)	22	1,140
Total SA - ADR	23	1,182
Transocean Ltd.	6	242
Tupras Turkiye Petrol Rafine	12	254
Valero Energy Corp.	22	469
Vallares Plc (c)	32	389
Weatherford International Ltd. (c)	23	335
Whiting Petroleum Corp. (c)	22	1,013

		48,415

FINANCIALS - 7.7%
ACE Ltd.	17	1,222
AIA Group Ltd.	65	202
Allianz SE	6	539
Allstate Corp.	5	148
American Express Co.	5	256
Ameriprise Financial Inc.	1	47
Amlin Plc	15	76
Arch Capital Group Ltd. (c)	8	284
Assicurazioni Generali SpA	9	139
AXA SA	41	536
Axis Capital Holdings Ltd.	2	51

	Shares/Par (p)	Value
Banco Macro Bansud SA - ADR	2	35
Bank of America Corp.	169	940
Bank of New York Mellon Corp.	52	1,030
Bank of Nova Scotia (e)	4	219
BNP Paribas	23	920
Brookfield Asset Management Inc. - Class A	14	390
Capital One Financial Corp.	1	48
CapitaLand Ltd.	202	343
Cheung Kong Holdings Ltd.	26	309
China Life Insurance Co. Ltd. - ADR (e)	4	132
Chubb Corp.	9	614
Citigroup Inc.	68	1,794
CNA Financial Corp.	1	30
Cyrela Brazil Realty SA	46	369
Daiwa House Industry Co. Ltd.	21	255
DBS Group Holdings Ltd.	22	195
Deutsche Bank AG	3	98
Deutsche Bank AG	7	266
Discover Financial Services	22	530
DnB NOR ASA (e)	45	444
Endurance Specialty Holdings Ltd.	8	308
Fidelity National Financial Inc. - Class A	36	577
Global Logistic Properties Ltd. (c)	131	178
Goldman Sachs Group Inc.	10	929
Housing Development Finance Corp.	60	731
HSBC Holdings Plc	96	729
ING Groep NV (c)	74	530
Intesa Sanpaolo SpA	186	312
IRSA Inversiones y Representaciones SA - ADR	6	65
JPMorgan Chase & Co.	68	2,277
Lincoln National Corp.	1	21
Link Real Estate Investment Trust	269	990
Lloyds Banking Group Plc (c)	452	182
LSR Group - GDR	70	226
MetLife Inc.	10	326
Mitsubishi UFJ Financial Group Inc.	110	469
Mitsui Fudosan Co. Ltd.	13	194
Morgan Stanley	41	616
MS&AD Insurance Group Holdings	34	630
Muenchener Rueckversicherungs AG	2	239
Nippon Building Fund Inc.	—	106
NKSJ Holdings Inc.	24	466
Nordea Bank AB	20	151
Northern Trust Corp.	7	286
NTT Urban Development Corp.	—	98
Oversea-Chinese Banking Corp. Ltd.	93	561
Ping an Insurance Group Co. of China Ltd.	22	147
Platinum Underwriters Holdings Ltd.	4	141
Powszechny Zaklad Ubezpieczen SA	1	63
Principal Financial Group Inc.	5	122
Progressive Corp.	12	226
Reinsurance Group of America Inc.	1	50
RenaissanceRe Holdings Ltd.	4	309
RHJ International (c) (e)	26	117
RHJ International (c)	5	24
Sberbank of Russia	422	950
Siam Commercial Bank PCL	124	458
Simon Property Group Inc.	3	379
Societe Generale	13	298
Sony Financial Holdings Inc.	14	209
St. Joe Co. (c) (e)	94	1,379
State Street Corp.	23	936
Sumitomo Mitsui Financial Group Inc.	13	348
Swedbank AB	9	118
Tokio Marine Holdings Inc.	55	1,223

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Torchmark Corp.	1	65
Toronto-Dominion Bank NY (e)	2	112
Travelers Cos. Inc.	19	1,142
Turkiye Garanti Bankasi A/S	87	272
U.S. Bancorp	47	1,279
UBS AG (c)	42	498
United Overseas Bank Ltd.	13	151
Unum Group	1	28
Validus Holdings Ltd.	6	195
Wells Fargo & Co.	60	1,646
Wharf Holdings Ltd.	67	302
XL Group Plc	62	1,234
Zurich Financial Services AG	2	359

		39,438

HEALTH CARE - 6.8%
Abbott Laboratories	18	1,012
Aetna Inc.	29	1,240
AmerisourceBergen Corp.	12	453
Amgen Inc.	1	77
Astellas Pharma Inc.	7	297
AstraZeneca Plc - ADR	2	71
Baxter International Inc.	1	52
Bayer AG	15	936
Becton Dickinson & Co.	1	53
Biogen Idec Inc. (c)	1	105
Bristol-Myers Squibb Co.	58	2,060
Cardinal Health Inc.	2	63
Celgene Corp. (c)	5	325
Cie Generale d’Optique Essilor International SA	12	819
CIGNA Corp.	9	389
Coventry Health Care Inc. (c)	2	46
Covidien Plc	8	342
CSL Ltd. (e)	17	547
DaVita Inc. (c)	6	480
Eli Lilly & Co.	8	337
Fresenius Medical Care AG & Co. KGaA	14	934
Gilead Sciences Inc. (c)	15	603
GlaxoSmithKline Plc - ADR	2	74
HCA Holdings Inc. (c)	22	491
Healthsouth Corp. (c)	16	286
Hologic Inc. (c)	31	536
Humana Inc.	9	749
Johnson & Johnson	49	3,235
Kyowa Hakko Kirin Co. Ltd. (e)	38	469
Life Healthcare Group Holdings Ltd.	93	238
Life Technologies Corp. (c)	11	444
McKesson Corp.	9	699
Medco Health Solutions Inc. (c)	11	631
Medtronic Inc.	27	1,024
Merck & Co. Inc.	56	2,097
Mettler Toledo International Inc. (c)	2	275
Mindray Medical International Ltd. - ADR (e)	3	69
Mitsubishi Tanabe Pharma Corp.	15	236
Mylan Inc. (c)	27	586
Novartis AG	17	993
PerkinElmer Inc.	12	246
Perrigo Co.	5	477
Pfizer Inc.	131	2,836
Raffles Medical Group Ltd.	88	144
Roche Holding AG	4	657
Sanofi-Aventis SA	9	694
Sanofi-Aventis SA - ADR	1	49
Shanghai Pharmaceuticals Holding Co. Ltd. (c) (e)	129	209

	Shares/Par (p)	Value
Sinopharm Group Co. Ltd.	156	374
Terumo Corp.	6	273
Teva Pharmaceutical Industries Ltd. - ADR	29	1,177
Thermo Fisher Scientific Inc. (c)	10	468
UnitedHealth Group Inc.	15	746
Valeant Pharmaceuticals International Inc. (c)	4	205
Vanguard Health Systems Inc. (c) (e)	13	136
Vertex Pharmaceuticals Inc. (c)	15	509
Waters Corp. (c)	7	498
WellPoint Inc.	17	1,143

		35,214

INDUSTRIALS - 5.7%
3M Co.	8	686
Adani Enterprises Ltd.	38	208
All America Latina Logistica SA	24	120
Asciano Group	51	233
Beijing Enterprises Holdings Ltd.	207	1,242
Bharat Heavy Electricals Ltd.	97	435
Boeing Co.	17	1,220
Canadian Pacific Railway Ltd. (e)	8	545
CNH Global NV (c)	2	71
CSR Corp. Ltd. (e)	101	58
Dongfang Electric Corp. Ltd. (e)	73	215
East Japan Railway Co.	22	1,369
Fanuc Ltd.	3	429
Fiat Industrial SpA (c)	72	621
Fluor Corp.	1	48
Fraser and Neave Ltd.	103	490
General Dynamics Corp.	9	570
General Electric Co.	175	3,126
Guangshen Railway Co. Ltd.	417	148
Haitian International Holdings Ltd.	101	86
Hutchison Whampoa Ltd.	47	390
JGC Corp.	31	744
Jiangsu Expressway Co. Ltd.	181	167
KBR Inc.	18	492
Keppel Corp. Ltd.	87	625
Kinden Corp.	21	177
Komatsu Ltd.	14	334
Koninklijke Philips Electronics NV	33	685
Kubota Corp.	103	862
L-3 Communications Holdings Inc.	1	74
Larsen & Toubro Ltd.	8	142
Marubeni Corp.	75	459
Mitsubishi Corp.	72	1,459
Mitsui & Co. Ltd.	86	1,334
Noble Group Ltd. (e)	85	74
Novorossiysk Commercial Sea Port PJSC - GDR	37	279
Okumura Corp.	72	295
PACCAR Inc.	6	236
Pall Corp.	4	245
Parker Hannifin Corp.	1	73
Precision Castparts Corp.	4	673
Qualicorp SA (c)	36	324
Ryder System Inc.	1	78
SembCorp Marine Ltd.	53	157
Shanghai Electric Group Co. Ltd.	485	224
Siemens AG	18	1,763
SKF AB	7	156
SMA Solar Technology SA (e)	1	80
Spirit Aerosystems Holdings Inc. (c)	25	527
Sumitomo Electric Industries Ltd.	16	170
Tianjin Development Holdings (c)	884	456
Tianjin Port Development Holdings Ltd.	1,321	173

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Toda Corp.	69	249
Union Pacific Corp.	18	1,942
United Technologies Corp.	11	791
West Japan Railway Co.	10	448
Yuanda China Holdings Ltd. (c)	1,312	174

		29,451

INFORMATION TECHNOLOGY - 8.7%
Accenture Plc	1	69
Activision Blizzard Inc.	86	1,064
Adobe Systems Inc. (c)	3	85
Agilent Technologies Inc. (c)	17	581
Alliance Data Systems Corp. (c)	1	76
Altera Corp.	2	65
Amdocs Ltd. (c)	2	53
Analog Devices Inc.	2	55
Apple Inc. (c)	11	4,584
Arrow Electronics Inc. (c)	1	52
ASML Holding NV	9	365
Atos Origin SA	3	119
BMC Software Inc. (c)	1	45
CA Inc.	41	827
Canon Inc. (e)	21	948
Check Point Software Technologies Ltd. (c)	1	73
Cisco Systems Inc.	97	1,757
Cognizant Technology Solutions Corp. - Class A (c)	2	156
Corning Inc.	108	1,399
Dell Inc. (c)	35	510
eBay Inc. (c)	12	366
Electronic Arts Inc. (c)	22	462
EMC Corp. (c)	29	624
Fidelity National Information Services Inc.	1	30
First Solar Inc. (c) (e)	6	190
Freescale Semiconductor Holdings I Ltd. (c) (e)	41	520
Google Inc. - Class A (c)	4	2,346
Hana Microelectronics PCL	15	9
Harris Corp.	1	34
Hewlett-Packard Co.	40	1,041
Hitachi Ltd.	54	282
HON HAI Precision Industry Co. Ltd.	71	194
Hoya Corp.	30	644
HTC Corp.	30	492
Infineon Technologies AG	44	330
Intel Corp.	61	1,488
International Business Machines Corp.	18	3,379
Intuit Inc.	1	71
KLA-Tencor Corp.	1	67
Marvell Technology Group Ltd. (c)	17	236
MasterCard Inc.	1	463
Microsoft Corp.	173	4,482
Motorola Mobility Holdings Inc. (c)	11	417
Motorola Solutions Inc.	7	327
Murata Manufacturing Co. Ltd.	10	498
NetApp Inc. (c)	12	432
Nintendo Co. Ltd.	4	537
Nippon Electric Glass Co. Ltd.	35	342
Oracle Corp.	112	2,867
Polycom Inc. (c)	19	316
QUALCOMM Inc.	35	1,909
Rohm Co. Ltd.	6	280
Samsung Electronics Co. Ltd.	2	1,484
SanDisk Corp. (c)	8	410
Seagate Technology	18	290
Symantec Corp. (c)	26	405
Taiwan Semiconductor Manufacturing Co. Ltd.	181	453

	Shares/Par (p)	Value
TDK Corp.	8	354
TE Connectivity Ltd.	2	71
Teradata Corp. (c)	2	91
Texas Instruments Inc.	16	479
Visa Inc. - Class A	10	1,046
Western Digital Corp. (c)	10	319
Western Union Co.	3	48
Xerox Corp.	58	461
Yahoo! Japan Corp.	1	285

		44,754

MATERIALS - 6.7%
Agnico-Eagle Mines Ltd.	15	551
Alamos Gold Inc.	29	502
Albemarle Corp.	1	49
Alcoa Inc.	81	696
Anglo American Plc	15	551
AngloGold Ashanti Ltd. - ADR	2	103
Antofagasta Plc	37	696
Asahi Kasei Corp.	55	333
Barrick Gold Corp.	32	1,468
BASF SE	30	2,082
BHP Billiton Ltd.	45	1,567
BHP Billiton Plc	16	473
China Blue Chemical Ltd.	320	242
Crown Holdings Inc. (c)	7	230
Detour Gold Corp. (c)	12	290
Dow Chemical Co.	24	685
E.I. du Pont de Nemours & Co.	16	752
Eastman Chemical Co.	1	52
Eldorado Gold Corp.	67	917
FMC Corp.	17	1,491
Freeport-McMoRan Copper & Gold Inc.	20	725
Glencore International Plc (e)	37	227
Goldcorp Inc.	54	2,387
Harmony Gold Mining Co. Ltd. - ADR (e)	12	141
Hitachi Chemical Co. Ltd.	18	308
Iamgold Corp.	56	892
International Paper Co.	9	258
IOI Corp.	58	98
JSR Corp.	12	225
Katanga Mining Ltd. (c)	62	71
Kinross Gold Corp.	73	838
Kuraray Co. Ltd.	29	418
Lanxess AG	9	483
LG Chem Ltd.	4	228
LyondellBasell Industries NV	1	46
Magnitogorsk Iron & Steel Works - GDR	37	182
Mongolian Mining Corp. (c)	143	107
Newcrest Mining Ltd. (e)	46	1,388
Newmont Mining Corp.	36	2,161
Orica Ltd.	13	311
Osisko Mining Corp. (c)	27	264
Petropavlovsk Plc	6	57
Polyus Gold International Ltd. - GDR (c)	233	698
POSCO - ADR (e)	3	271
POSCO Inc.	1	239
Potash Corp. of Saskatchewan Inc.	10	431
PPG Industries Inc.	1	56
Praxair Inc.	3	313
PTT Global Chemical PCL (c)	277	536
Rangold Resources Ltd. - ADR	9	887
Rio Tinto Ltd. (e)	18	1,125
Rio Tinto Plc	13	637
Samsung Fine Chemicals Co. Ltd.	4	194
Shin-Etsu Chemical Co. Ltd.	24	1,177

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Silver Wheaton Corp.	24	685
Sino-Forest Corp. (c) (f)	12	—
Sociedad Quimica y Minera de Chile SA - ADR (e)	5	249
Sumitomo Chemical Co. Ltd.	210	765
Teck Cominco Ltd. - Class B	2	71
Ube Industries Ltd.	163	445
Uralkali - GDR	1	29

		34,353

TELECOMMUNICATION SERVICES - 4.9%
America Movil SAB de CV - ADR	30	681
American Tower Corp. - Class A	12	736
AT&T Inc.	109	3,309
Axiata Group Bhd	626	1,014
BCE Inc.	1	48
BT Group Plc	234	694
CenturyLink Inc.	19	715
China Mobile Ltd.	37	362
China Telecom Corp. Ltd.	342	195
China Unicom Hong Kong Ltd. (e)	116	245
Chunghwa Telecom Co. Ltd.	107	353
Chunghwa Telecom Co. Ltd. - ADR	21	698
Crown Castle International Corp. (c)	2	101
Deutsche Telekom AG	69	788
Deutsche Telekom AG - ADR	3	29
Far EasTone Telecommunications Co. Ltd.	176	331
France Telecom SA	25	390
KDDI Corp.	—	797
KT Corp.	2	50
KT Corp. - ADR	23	357
M1 Ltd.	116	224
MetroPCS Communications Inc. (c)	22	192
Millicom International Cellular SA - SDR (e)	1	70
Nippon Telegraph & Telephone Corp.	18	936
NTT DoCoMo Inc.	1	2,096
Philippine Long Distance Telephone Co. - ADR	4	223
Rogers Communications Inc.	10	383
Rogers Communications Inc. - Class B	1	53
Singapore Telecommunications Ltd.	271	647
Swisscom AG	1	449
Telecom Argentina SA - ADR	2	32
Telecom Egypt Co.	118	259
Telecom Italia SpA	130	140
Telefonica Brasil SA - ADR	48	1,299
Telefonica SA	38	655
Telefonica SA - ADR	7	122
Telekom Austria AG	9	107
Telekom Malaysia Bhd	476	745
Telekomunikasi Indonesia Tbk PT	170	132
Telenor ASA	6	104
Telstra Corp. Ltd.	84	287
TELUS Corp.	4	222
Turk Telekomunikasyon A/S	65	240
Turkcell Iletisim Hizmet A/S	29	137
Verizon Communications Inc.	43	1,714
VimpelCom Ltd. - ADR	30	281
Vivendi SA	12	256
Vodafone Group Plc	258	718
Vodafone Group Plc - ADR	20	563

		25,179

UTILITIES - 2.7%
Adani Power Ltd. (c)	169	199
AES Corp. (c)	45	535
Ameren Corp.	2	74

	Shares/Par (p)	Value
American Electric Power Co. Inc.	10	396
American Water Works Co. Inc.	10	331
Calpine Corp. (c)	25	412
Cheung Kong Infrastructure Holdings Ltd.	49	289
China Resources Gas Group Ltd.	156	223
China Resources Power Holdings Co. Ltd.	194	374
CMS Energy Corp.	16	360
Companhia Energetica de Minas Gerais - ADR (e)	14	250
Consolidated Edison Inc.	6	379
Constellation Energy Group Inc.	1	47
Dominion Resources Inc.	7	365
Edison International	2	65
Entergy Corp.	6	409
Exelon Corp.	15	651
Federal Hydrogenerating Co. JSC	1,886	47
Federal Hydrogenerating Co. JSC - ADR	212	641
Huaneng Power International Inc.	395	210
International Power Plc	189	992
ITC Holdings Corp.	4	281
National Grid Plc	106	1,028
NextEra Energy Inc.	19	1,176
NRG Energy Inc. (c)	12	218
Pampa Energia SA - ADR	7	70
PG&E Corp.	9	382
PPL Corp.	21	614
Scottish & Southern Energy Plc	44	889
Southern Co.	20	903
Tokyo Gas Co. Ltd.	166	763
YTL Power International Bhd	210	118

		13,691

Total Common Stocks (cost $307,667)		308,152

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.3%
General Motors Co., Convertible Preferred, 4.75%	16	552
Volkswagen AG	7	1,094

		1,646

CONSUMER STAPLES - 0.2%
Bunge Ltd., 4.88%, (callable at 100 beginning 12/01/11) (m)	—	18
Cia Brasileira de Distribuicao Grupo Pao de Acucar	23	841

		859

ENERGY - 0.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	1	794
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	1	164

		958

FINANCIALS - 0.3%
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	7	369
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	12	302
Itau Unibanco Holding SA	21	380
UBS AG, 9.38%	7	99
Wachovia Capital Trust IV, 6.38%	1	16
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	—	190

		1,356

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

MATERIALS - 0.1%
Usinas Siderurgicas de Minas Gerais SA	10	57
Vale SA	35	710

		767

TELECOMMUNICATION SERVICES - 0.0%
Crown Castle International Corp., Convertible Preferred, 6.25%	3	168

UTILITIES - 0.2%
PPL Corp., 8.75%	6	340
PPL Corp., Convertible Preferred, 9.50%	9	487

		827

Total Preferred Stocks (cost $7,029)		6,581

TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	11	291
GMAC Capital Trust I, 8.13%	30	583

		874

HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	5	223

Total Trust Preferreds (cost $1,064)		1,097

WARRANTS - 0.0%
Ford Motor Co. (c)	13	32
Kinross Gold Corp. (c)	3	3
TFS Corp. Ltd. (c) (f)	105	6

Total Warrants (cost $39)		41

PURCHASED OPTIONS - 0.1%
ConocoPhillips Put Option, Strike Price 70, Expiration 5/21/2012	104	41
Deutsche Boerse AG Call Option, Strike Price 3,319.869, Expiration 9/24/2012, GSC (f)	105	25
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 102.9, Expiration 6/15/2012, DUB	2,868	3
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 104.71, Expiration 6/15/2012, GSI	6,136	7
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 86.7, Expiration 9/24/2012, JPM	4,393	29
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 99.429, Expiration 7/12/2012, CSI	8,500	15
Quicksilver Resources Inc. Call Option, Strike Price 9, Expiration 3/17/2012	100	2
Russell 2000 Index Put Option, Strike Price 641.52, Expiration 3/16/2012, GSC	724	11
Russell 2000 Index Put Option, Strike Price 664.34, Expiration 1/2/2012, JPM	600	—
Russell 2000 Index Put Option, Strike Price 701.68, Expiration 5/18/2012, MSC	649	29
Russell 2000 Index Put Option, Strike Price 703.15, Expiration 4/20/2012, GSC	776	30
Russell 2000 Index Put Option, Strike Price 711.04, Expiration 6/12/2012, CSI	1,046	55
Russell 2000 Index Put Option, Strike Price 716.06, Expiration 9/13/2012, BOA	1,247	91

	Shares/Par (p)	Value
S&P 500 Index Call Option, Strike Price 1,265, Expiration 2/18/2012	67	239
S&P 500 Index Call Option, Strike Price 1,282, Expiration 2/24/2012, BOA	134	5
S&P 500 Index Call Option, Strike Price 1,350, Expiration 2/18/2012	28	15
S&P 500 Index Call Option, Strike Price 1,355, Expiration 2/24/2012, BOA	224	2
S&P 500 Index Call Option, Strike Price 1,373.88, Expiration 2/10/2012, JPM	806	2
S&P 500 Index Put Option, Strike Price 1,015, Expiration 1/21/2012	11	—
S&P 500 Index Put Option, Strike Price 1,165, Expiration 1/21/2012	11	5
S&P 500 Index: Initial Reference Strike Price 1300.35, one written put strike 1,131.30, one call strike 1,379.67 Expiration 3/16/2012, JPM	741	(6)
S&P/ASX 200 Index Put Option, Strike Price AUD 3,969.1, Expiration 2/18/2012, JPM	324	33
SPDR Financial Select Call Option, Strike Price 14, Expiration 1/21/2012	23	—
SPRD Gold Trust Put Option, Strike Price 125, Expiration 1/21/2012, BCL	31	—
Taiwan Taiex Index Call Option, Strike Price 7,398.5, Expiration 9/20/2013, CGM (f)	6,009	75
Taiwan Taiex Index Call Option, Strike Price 7,398.5, Expiration 9/21/2012, CGM (f)	6,009	53
Tokyo Stock Price Index Call Option, Strike Price JPY 825, Expiration 6/11/2012, MSC (f)	67,431	4
Tokyo Stock Price Index Call Option, Strike Price JPY 825.55, Expiration 6/11/2012, DUB (f)	69,196	3

Total Options (cost $1,177)		768

INVESTMENT COMPANIES - 2.1%
ETFS Gold Trust (c)	13	1,996
ETFS Physical Palladium Trust (c)	5	309
ETFS Platinum Trust (c)	4	557
iShares Comex Gold Trust Fund (a) (c)	123	1,867
iShares Silver Trust (a) (c)	5	122
SPDR Gold Trust (c)	38	5,839
Vietnam Enterprise Investments Ltd. (f)	15	29
Vinaland Ltd.	157	104

Total Investment Companies (cost $12,160)		10,823

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.03%, 11/15/15 (i) (r)	$419	379

Total Non-U.S. Government Agency Asset- Backed Securities (cost $380)		379

CORPORATE BONDS AND NOTES - 5.6%

CONSUMER DISCRETIONARY - 0.2%
Chrysler Group LLC
8.00%, 06/15/19 (e) (r)	256	234
8.25%, 06/15/21 (e) (r)	210	191
Hyundai Motor Co. Ltd., 4.50%, 04/15/15 (r)	125	128
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r), EUR	140	160

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Urbi Desarrollos Urbanos SA de CV Term Loan, 5.43%, 04/13/12 (f) (i)	210	208

		921

CONSUMER STAPLES - 0.3%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f), SGD	400	10
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d)	100	32
Olam International Ltd., 6.00%, 10/15/16	700	733
REI Agro Ltd.
5.50%, 11/13/14 (q)	128	105
5.50%, 11/13/14 (q)	185	152
Wilmar International Ltd. Convertible Bond, 0.00%, 12/18/12	500	595

		1,627

ENERGY - 0.9%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e) (r)	251	251
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j), HKD	4,280	631
Consol Energy Inc., 8.00%, 04/01/17	507	555
Daylight Energy Ltd., 6.25%, 12/31/14, CAD	126	137
Essar Energy Plc, 4.25%, 02/01/16 (r)	500	299
Linn Energy LLC, 7.75%, 02/01/21 (e)	292	304
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (r)	220	227
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	608	596
PetroBakken Energy Ltd., 3.13%, 02/08/16 (q)	500	462
Petroleos Mexicanos, 6.00%, 03/05/20	327	363
SM Energy Co., 3.50%, 04/01/27	285	389
Subsea 7 SA, 2.25%, 10/11/13	200	213
TNK-BP Finance SA, 7.50%, 07/18/16 (q)	100	105

		4,532

FINANCIALS - 2.1%
Ally Financial Inc., 4.50%, 02/11/14	243	234
BAC Capital Trust XI, 6.63%, 05/23/36 (e)	93	82
Bank of Ireland Mortgage Bank, 4.63%, 09/16/14, EUR	150	162
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	266	256
CapitaLand Ltd.
2.10%, 11/15/16, SGD	750	564
3.13%, 03/05/18, SGD	1,500	1,172
2.95%, 06/20/22, SGD	1,750	1,237
Credit Suisse AG Credit Linked Note (Indonesia Government, 10.25%, 07/15/22, Moody rating Baa3) (r), IDR	1,201,280	176
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	296	266
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)	2,180	1,753
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	89	64
Ford Motor Credit Co. LLC
7.00%, 04/15/15	120	129
6.63%, 08/15/17	100	109
HSBC Finance Corp., 6.68%, 01/15/21	103	107
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	200	204
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	29	29
Keppel Land Ltd., 2.50%, 06/23/13, SGD	400	306
Korea Development Bank, 3.88%, 05/04/17	200	198

	Shares/Par (p)	Value
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	300	494
Morgan Stanley, 3.80%, 04/29/16	152	140
Paka Capital Ltd., 0.74%, 03/12/13	200	198
Pyrus Ltd.
7.50%, 12/20/15 (q)	300	281
7.50%, 12/20/15 (q)	100	94
TNK-BP Finance SA, 6.63%, 03/20/17 (r)	298	302
Yanlord Land Group Ltd.
5.85%, 07/13/14, SGD	250	190
9.50%, 05/04/17 (r)	110	85
Ying Li International Real Estate Ltd., 4.00%, 03/03/15, SGD	750	492
Zeus Capital Ltd., 0.00%, 08/19/13, JPY	77,000	989
Zeus Cayman II, 0.01%, 08/18/16 (q), JPY	30,000	369

		10,682

HEALTH CARE - 0.8%
Amylin Pharmaceuticals Inc., 3.00%, 06/15/14 (e)	371	330
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	600
DaVita Inc.
6.38%, 11/01/18	184	188
6.63%, 11/01/20 (e)	141	145
DJO Finance LLC, 9.75%, 10/15/17 (e)	10	8
Gilead Sciences Inc., 0.63%, 05/01/13	571	660
Hologic Inc., 2.00%, 12/15/37 (e) (k)	805	880
Hypermarcas SA, 6.50%, 04/20/21 (r)	385	342
Mylan Inc., 3.75%, 09/15/15	508	887
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	13
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (r)	148	148

		4,201

INDUSTRIALS - 0.3%
Hertz Corp., 7.50%, 10/15/18	53	56
Inversiones Alsacia SA, 8.00%, 08/18/18 (r)	265	199
Suzlon Energy Ltd. Convertible Bond
0.00%, 06/12/12	96	114
0.00%, 10/11/12	483	525
4.35%, 07/25/14	482	381
Viterra Inc., 5.95%, 08/01/20 (r)	106	108

		1,383

INFORMATION TECHNOLOGY - 0.3%
3D Systems Corp., 5.50%, 12/15/16 (r)	217	203
Advanced Micro Devices Inc., 6.00%, 05/01/15	331	323
Electronic Arts Inc., 0.75%, 07/15/16 (e) (r)	487	473
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	246	252
Take-Two Interactive Software Inc.
4.38%, 06/01/14	12	17
1.75%, 12/01/16 (r)	267	259

		1,527

MATERIALS - 0.3%
Anglo American Plc, 4.00%, 05/07/14	100	141
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	132	139
CF Industries Holding Inc., 7.13%, 05/01/20	173	204
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	56
Evraz Group SA, 9.50%, 04/24/18 (r)	187	190
Tata Steel Ltd., 1.00%, 09/05/12	300	361
Texas Industries Inc., 9.25%, 08/15/20	400	358

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
TFS Corp. Ltd., 11.00%, 07/15/18 (r)	284	284

		1,733
TELECOMMUNICATION SERVICES - 0.2%
EH Holding Corp.
6.50%, 06/15/19 (e) (r)	295	308
7.63%, 06/15/21 (e) (r)	149	156
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e) (r)	345	349
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (f) (i)	207	208

		1,021
UTILITIES - 0.2%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	181	195
7.50%, 02/15/21 (r)	21	23
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	16
Korea Electric Power Corp.
5.13%, 04/23/34 (q)	155	162
0.28%, 04/01/96 (k)	128	93
NRG Energy Inc., 8.25%, 09/01/20 (e)	130	131
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	292	290

		910

Total Corporate Bonds and Notes (cost $29,011)		28,537

GOVERNMENT AND AGENCY OBLIGATIONS - 16.6%

GOVERNMENT SECURITIES - 16.6%
Sovereign - 8.3%
Australia Government Bond
5.75%, 04/15/12 - 05/15/21, AUD	3,125	3,588
4.75%, 11/15/12, AUD	798	825
5.50%, 12/15/13, AUD	1,506	1,608
Bank Negara Malaysia, 0.89%, 03/01/12 (q), MYR	2,607	819
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	630	736
10.00%, 01/01/17 - 01/01/21, BRL	13,331	6,764
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	3,956	6,016
3.50%, 07/04/19, EUR	3,130	4,633
Canadian Government Bond
4.00%, 06/01/16, CAD	591	649
3.50%, 06/01/20, CAD	707	783
Hong Kong Government Bond
4.13%, 02/22/13, HKD	3,350	451
2.03%, 03/18/13, HKD	10,350	1,361
1.67%, 03/24/14, HKD	2,050	271
3.51%, 12/08/14, HKD	5,050	707
1.69%, 12/22/14, HKD	2,650	352
Malaysia Government Bond
2.51%, 08/27/12, MYR	7,200	2,265
3.46%, 07/31/13, MYR	2,100	668
Mexico Government International Bond, 0.00%, 02/09/12 (j), MXN	6,042	431
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	517	917
4.75%, 03/07/20, GBP	3,486	6,692
4.25%, 12/07/40, GBP	1,038	1,984
Vietnam Government International Bond, 6.75%, 01/29/20 (q)	146	147

		42,667

	Shares/Par (p)	Value
Treasury Inflation Index Securities - 0.1%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	2,023	599
U.S. Treasury Securities - 8.2%
U.S. Treasury Note
0.63%, 07/31/12	1,912	1,918
2.25%, 01/31/15 - 03/31/16	9,389	9,973
2.38%, 02/28/15	4,088	4,338
2.50%, 03/31/15	4,605	4,910
1.38%, 09/30/18	2,834	2,849
1.75%, 10/31/18	411	423
3.50%, 05/15/20	8,912	10,252
2.63%, 08/15/20	6,662	7,185

		41,848

Total Government and Agency Obligations (cost $85,609)		85,114

SHORT TERM INVESTMENTS - 22.4%

Securities Lending Collateral - 7.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	37,124	37,124
Treasury Securities - 15.2%
Japan Treasury Bill
0.00%, 03/09/12, JPY	$120,000	1,559
0.00%, 05/14/12, JPY	90,000	1,169
Singapore Treasury Bill, 0.25%, 02/02/12, SGD	925	713
U.S. Treasury Bill
0.01%, 03/08/12 (e)	3,650	3,650
0.03%, 03/15/12 (e)	4,660	4,660
0.01%, 03/22/12 (e)	7,390	7,390
0.04%, 03/29/12	800	800
0.02%, 04/12/12	19,340	19,339
0.03%, 05/10/12 (e)	5,550	5,549
0.04%, 05/17/12 (e)	4,830	4,829
0.02%, 05/24/12 (e)	11,050	11,048
0.04%, 05/31/12 (e)	4,800	4,799
0.02%, 06/07/12 (e)	2,200	2,200
0.05%, 06/21/12 (e)	7,900	7,898
0.05%, 06/28/12	2,200	2,199

		77,802

Total Short Term Investments (cost $114,953)		114,926

Total Investments - 108.4% (cost $559,089)		556,418
Other Assets and Liabilities, Net - (8.4%) (o)		(43,004)

Total Net Assets - 100.0%		$ 513,414

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 8.3%
Carnival Corp.	88	$2,885
Comcast Corp. - Class A	104	2,473
Compagnie Financiere Richemont SA	23	1,161
Discovery Communications Inc. - Class A (c)	23	942
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,495
Fast Retailing Co. Ltd.	10	1,892
Gannett Co. Inc.	57	767
Hennes & Mauritz AB - Class B	79	2,544
Nike Inc. - Class B	16	1,561

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Signet Jewelers Ltd.	42	1,838
Swatch Group AG	6	1,178
Target Corp.	42	2,162
Time Warner Cable Inc.	28	1,761
Urban Outfitters Inc. (c)	35	976
Virgin Media Inc.	57	1,212

		24,847
CONSUMER STAPLES - 6.1%
Ajinomoto Co. Inc.	117	1,405
Avon Products Inc.	179	3,131
Danone SA	25	1,541
Imperial Tobacco Group Plc	111	4,199
Nestle SA	47	2,702
Olam International Ltd. (q)	695	1,141
Pernod-Ricard SA	46	4,275

		18,394
ENERGY - 13.4%
BG Group Plc	344	7,354
Cairn Energy Plc (c)	122	501
Cameco Corp. (e)	44	792
Cenovus Energy Inc.	87	2,899
Chevron Corp.	48	5,097
EnCana Corp.	46	858
Fugro NV	23	1,307
Gazprom OAO - ADR	279	2,977
Halliburton Co.	81	2,802
Oil Search Ltd. (e)	281	1,796
Reliance Industries Ltd.	33	435
Royal Dutch Shell Plc - Class A	119	4,346
Schlumberger Ltd.	23	1,564
SeaDrill Ltd.	41	1,363
TransCanada Corp. (e)	38	1,661
Tullow Oil Plc	133	2,902
Weatherford International Ltd. (c)	91	1,338

		39,992
FINANCIALS - 14.3%
ACE Ltd.	22	1,543
AIA Group Ltd.	851	2,656
Allstate Corp.	62	1,688
AON Corp.	45	2,101
Banco Bradesco SA - ADR	91	1,513
Bank of China Ltd. - Class H	5,185	1,909
Barclays Plc	749	2,047
BB&T Corp.	72	1,805
BNP Paribas	41	1,616
Bumiputra-Commerce Holdings Bhd	375	879
Charles Schwab Corp.	91	1,029
DBS Group Holdings Ltd.	128	1,137
Goldman Sachs Group Inc.	21	1,872
Grupo Financiero Inbursa SA (e)	379	697
Hana Financial Group Inc.	99	3,074
HSBC Holdings Plc	216	1,649
Industrial & Commercial Bank of China - Class H	3,605	2,140
Intact Financial Corp.	24	1,390
Link Real Estate Investment Trust	1,031	3,795
NYSE Euronext	43	1,125
Progressive Corp.	88	1,721
Sampo Oyj - Class A	84	2,073
Standard Chartered Plc	67	1,473
Sumitomo Mitsui Financial Group Inc.	69	1,916

		42,848

	Shares/Par (p)	Value
HEALTH CARE - 12.5%
Allergan Inc.	50	4,343
AMERIGROUP Corp. (c)	32	1,884
Bayer AG	65	4,146
Cerner Corp. (c)	30	1,850
Express Scripts Inc. (c)	30	1,341
Novo-Nordisk A/S - Class B	17	1,980
Pharmasset Inc. (c)	74	9,487
Roche Holding AG	17	2,897
Seattle Genetics Inc. (c) (e)	184	3,075
Shire Plc	111	3,873
Sonova Holding AG (c)	18	1,844
Sysmex Corp.	26	841

		37,561
INDUSTRIALS - 7.9%
Assa Abloy AB - Class B	101	2,531
Caterpillar Inc.	26	2,374
Cia de Concessoes Rodoviarias	172	1,127
Danaher Corp.	65	3,048
Emerson Electric Co.	19	862
Firstgroup Plc	352	1,848
Jacobs Engineering Group Inc. (c)	25	998
Jardine Matheson Holdings Ltd.	39	1,844
Kurita Water Industries Ltd.	45	1,156
Nielsen Holdings NV (c)	46	1,372
Norfolk Southern Corp.	23	1,705
Schneider Electric SA	42	2,218
Sumitomo Corp.	85	1,148
Sumitomo Electric Industries Ltd.	125	1,361

		23,592
INFORMATION TECHNOLOGY - 14.6%
Accenture Plc - Class A	21	1,113
Apple Inc. (c)	14	5,549
ASML Holding NV	21	900
ASML Holding NV - NYS	10	414
Asustek Computer Inc.	129	917
Broadcom Corp. - Class A	60	1,759
Canon Inc. (e)	29	1,289
First Solar Inc. (c) (e)	22	756
Flextronics International Ltd. (c)	216	1,224
Freescale Semiconductor Holdings I Ltd. (c) (e)	88	1,112
Google Inc. - Class A (c)	4	2,325
Hewlett-Packard Co.	72	1,865
International Business Machines Corp.	9	1,692
Juniper Networks Inc. (c)	54	1,100
Keyence Corp.	8	1,813
KLA-Tencor Corp.	25	1,226
Maxim Integrated Products Inc.	42	1,104
Murata Manufacturing Co. Ltd.	26	1,321
Nintendo Co. Ltd.	6	881
Oracle Corp.	73	1,875
Premier Farnell Plc	326	911
QUALCOMM Inc.	47	2,576
Samsung Electronics Co. Ltd.	1	573
Samsung Electronics Co. Ltd. - GDR	7	3,411
Taiwan Semiconductor Manufacturing Co. Ltd.	507	1,269
TDK Corp.	28	1,258
Trend Micro Inc. (e)	36	1,073
Visa Inc. - Class A	24	2,396

		43,702
MATERIALS - 9.9%
Air Products & Chemicals Inc.	18	1,567
Alacer Gold Corp. (c)	118	1,212

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Allegheny Technologies Inc.	32	1,544
Anglo American Plc	56	2,076
Cliffs Natural Resources Inc.	33	2,045
Glencore International Plc (e) (q)	191	1,164
HeidelbergCement AG	36	1,514
Holcim Ltd.	18	971
Inmet Mining Corp.	37	2,405
Koninklijke DSM NV	30	1,401
LG Chem Ltd. - GDR (q)	14	1,998
Mondi Plc	169	1,194
Monsanto Co.	11	785
Newcrest Mining Ltd.	56	1,703
Rio Tinto Plc	37	1,819
Sumitomo Chemical Co. Ltd.	282	1,030
Syngenta AG	10	2,884
Vale SA - ADR	28	575
Xstrata Plc	120	1,829

		29,716

TELECOMMUNICATION SERVICES - 7.9%
American Tower Corp. - Class A	120	7,213
CenturyLink Inc.	56	2,087
France Telecom SA	67	1,060
HKT Ltd. (c) (q)	1,442	847
Koninklijke KPN NV	212	2,542
MTN Group Ltd.	81	1,442
SoftBank Corp.	56	1,640
Telstra Corp. Ltd.	1,609	5,481
TELUS Corp.	26	1,416

		23,728

UTILITIES - 2.0%
GDF Suez	37	1,011
Hong Kong & China Gas Co. Ltd. (e)	813	1,884
National Grid Plc	151	1,468
PG&E Corp.	38	1,562

		5,925

Total Common Stocks (cost $269,245)		290,305

SHORT TERM INVESTMENTS - 7.0%
Investment Company - 3.2%
JNL Money Market Fund, 0.02% (a) (h)	9,511	9,511

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	11,111	11,111
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	302	294

		11,405

Total Short Term Investments (cost $20,924)		20,916

Total Investments - 103.9% (cost $290,169)		311,221
Other Assets and Liabilities, Net - (3.9%)		(11,591)

Total Net Assets - 100.0%		$299,630

JNL/Capital Guardian U.S. Growth Equity Fund

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 16.9%
Carnival Corp.	88	$2,856

	Shares/Par (p)	Value
Coach Inc.	117	7,166
Comcast Corp. - Class A	475	11,250
DreamWorks Animation SKG Inc. - Class A (c) (e)	274	4,552
Gannett Co. Inc.	153	2,039
Home Depot Inc.	50	2,094
Lowe’s Cos. Inc.	102	2,591
Michael Kors Holdings Ltd. (c)	221	6,017
Scripps Networks Interactive Inc. - Class A	119	5,048
Signet Jewelers Ltd.	173	7,592
Target Corp.	158	8,106
Tiffany & Co.	100	6,639
Urban Outfitters Inc. (c)	254	6,995
Viacom Inc. - Class B	69	3,129

		76,074

CONSUMER STAPLES - 2.5%
Avon Products Inc.	102	1,779
PepsiCo Inc.	47	3,125
Philip Morris International Inc.	83	6,537

		11,441

ENERGY - 11.9%
Anadarko Petroleum Corp.	56	4,236
Baker Hughes Inc.	68	3,288
Cenovus Energy Inc.	107	3,536
Dril-Quip Inc. (c)	119	7,839
EnCana Corp.	115	2,131
Halliburton Co.	272	9,397
Noble Energy Inc.	81	7,636
Schlumberger Ltd.	156	10,670
Weatherford International Ltd. (c)	325	4,763

		53,496

FINANCIALS - 5.0%
AFLAC Inc.	123	5,330
Charles Schwab Corp.	470	5,286
Goldman Sachs Group Inc.	98	8,871
JPMorgan Chase & Co.	49	1,623
Progressive Corp.	85	1,662

		22,772

HEALTH CARE - 17.8%
Allergan Inc.	117	10,274
AMERIGROUP Corp. (c)	108	6,392
Boston Scientific Corp. (c)	327	1,744
Centene Corp. (c)	149	5,911
Cerner Corp. (c)	122	7,497
Express Scripts Inc. (c)	158	7,066
Human Genome Sciences Inc. (c)	125	921
Pharmasset Inc. (c)	182	23,389
Seattle Genetics Inc. (c) (e)	573	9,578
Shire Plc - ADR	70	7,304

		80,076

INDUSTRIALS - 9.5%
Danaher Corp.	185	8,702
Emerson Electric Co.	60	2,782
FedEx Corp.	22	1,873
Illinois Tool Works Inc.	40	1,850
Iron Mountain Inc.	170	5,236
Jacobs Engineering Group Inc. (c)	99	4,017
Nielsen Holdings NV (c)	492	14,596
WW Grainger Inc.	19	3,575

		42,631

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 25.2%
Accenture Plc - Class A	81	4,301
Akamai Technologies Inc. (c)	80	2,586
Apple Inc. (c)	32	12,839
Broadcom Corp. - Class A	233	6,826
eBay Inc. (c)	31	934
First Solar Inc. (c) (e)	247	8,324
Flextronics International Ltd. (c)	641	3,627
Google Inc. - Class A (c)	32	20,734
International Business Machines Corp.	15	2,813
Jabil Circuit Inc.	176	3,454
Jack Henry & Associates Inc.	90	3,015
Juniper Networks Inc. (c)	255	5,196
KLA-Tencor Corp.	100	4,830
MasterCard Inc. - Class A	10	3,840
Maxim Integrated Products Inc.	64	1,669
Oracle Corp.	329	8,431
QUALCOMM Inc.	162	8,845
Visa Inc. - Class A	109	11,077

		113,341

MATERIALS - 4.9%
Allegheny Technologies Inc.	117	5,583
Cliffs Natural Resources Inc.	37	2,307
Ecolab Inc.	68	3,908
Monsanto Co.	145	10,167

		21,965

TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. - Class A	161	9,686

Total Common Stocks (cost $386,749)		431,482

Short Term Investments - 8.9%
Investment Company - 4.2%
JNL Money Market Fund, 0.02% (a) (h)	18,990	18,990

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	20,542	20,542
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	573	558

		21,100

Total Short Term Investments (cost $40,105)		40,090

Total Investments - 104.7% (cost $426,854)		471,572
Other Assets and Liabilities, Net - (4.7%)		(21,170)

Total Net Assets - 100.0%		$ 450,402

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 17.9%
Bally Technologies Inc. (c) (e)	337	$13,350
BJ’s Restaurants Inc. (c)	272	12,328
Chico’s FAS Inc.	363	4,045
Genesco Inc. (c)	548	33,820
GNC Holdings Inc. - Class A (c)	394	11,405
Orient-Express Hotels Ltd. - Class A (c)	613	4,583
Pinnacle Entertainment Inc. (c)	643	6,535
Sally Beauty Holdings Inc. (c)	217	4,590
Shuffle Master Inc. (c)	1,426	16,717

	Shares/Par (p)	Value
Sotheby’s - Class A	204	5,829
Steven Madden Ltd. (c)	245	8,458
Universal Electronics Inc. (c)	459	7,738
Vitamin Shoppe Inc. (c)	446	17,775

		147,173
CONSUMER STAPLES - 1.7%
Herbalife Ltd.	87	4,503
The Fresh Market Inc. (c) (e)	240	9,575

		14,078
ENERGY - 8.2%
Cloud Peak Energy Inc. (c)	189	3,644
Dril-Quip Inc. (c)	75	4,959
Gulfport Energy Corp. (c)	180	5,301
Lufkin Industries Inc.	383	25,793
Oasis Petroleum Inc. (c)	501	14,582
OYO Geospace Corp. (c)	172	13,310

		67,589
FINANCIALS - 5.9%
Cash America International Inc.	350	16,310
Duff & Phelps Corp. - Class A (e)	333	4,833
EZCORP Inc. (c)	183	4,819
KKR Financial Holdings LLC (e)	466	4,069
Redwood Trust Inc.	483	4,921
UMB Financial Corp.	97	3,610
Validus Holdings Ltd.	309	9,747

		48,309
HEALTH CARE - 21.8%
Air Methods Corp. (c)	95	8,029
Allscripts-Misys Healthcare Solutions Inc. (c)	413	7,830
AMERIGROUP Corp. (c)	133	7,835
ArthroCare Corp. (c)	385	12,197
BioMarin Pharmaceutical Inc. (c)	172	5,909
Bruker Corp. (c)	618	7,675
Catalyst Health Solutions Inc. (c)	199	10,360
Centene Corp. (c)	325	12,847
Cepheid Inc. (c)	255	8,777
Cooper Cos. Inc.	127	8,946
Icon Plc - ADR (c)	248	4,250
MedAssets Inc. (c)	533	4,927
Medidata Solutions Inc. (c)	185	4,029
Onyx Pharmaceuticals Inc. (c)	74	3,239
Parexel International Corp. (c)	299	6,210
Quality Systems Inc.	376	13,919
Salix Pharmaceuticals Ltd. (c)	290	13,896
Seattle Genetics Inc. (c) (e)	206	3,439
Sirona Dental Systems Inc. (c)	256	11,260
Theravance Inc. (c)	185	4,092
Thoratec Corp. (c)	310	10,391
United Therapeutics Corp. (c)	184	8,715

		178,772
INDUSTRIALS - 15.2%
3D Systems Corp. (c) (e)	205	2,950
Acacia Research Corp. (c)	252	9,207
Atlas Air Worldwide Holdings Inc. (c)	172	6,599
Geo Group Inc. (c)	587	9,829
GrafTech International Ltd. (c)	625	8,536
Hexcel Corp. (c)	281	6,795
JetBlue Airways Corp. (c)	1,479	7,691
Landstar System Inc.	182	8,711
Meritor Inc. (c)	730	3,883
Northwest Pipe Co. (c)	274	6,273
Polypore International Inc. (c) (e)	163	7,155

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Regal-Beloit Corp.	138	7,025
Triumph Group Inc.	277	16,170
WABCO Holdings Inc. (c)	257	11,141
Waste Connections Inc.	398	13,196

		125,161

INFORMATION TECHNOLOGY - 22.5%
Ansys Inc. (c)	189	10,849
Cavium Inc. (c)	185	5,266
Coherent Inc. (c)	242	12,647
Compuware Corp. (c)	1,227	10,211
Cymer Inc. (c)	159	7,911
DTS Inc. (c)	341	9,301
EZchip Semiconductor Ltd. (c) (e)	145	4,107
Fortinet Inc. (c)	543	11,838
Informatica Corp. (c)	205	7,554
IPG Photonics Corp. (c)	189	6,391
Monster Worldwide Inc. (c)	692	5,485
Nice Systems Ltd. - ADR (c)	318	10,964
OPNET Technologies Inc.	152	5,581
Progress Software Corp. (c)	280	5,427
QLIK Technologies Inc. (c)	390	9,442
Riverbed Technology Inc. (c)	218	5,126
Sapient Corp.	999	12,589
SuccessFactors Inc. (c)	355	14,171
Teradyne Inc. (c)	782	10,662
TIBCO Software Inc. (c)	375	8,978
Universal Display Corp. (c) (e)	153	5,630
Veeco Instruments Inc. (c) (e)	217	4,505

		184,635

MATERIALS - 5.9%
Huntsman Corp.	890	8,903
Intrepid Potash Inc. (c)	204	4,610
Quaker Chemical Corp.	172	6,700
RTI International Metals Inc. (c)	473	10,986
Texas Industries Inc. (e)	251	7,722
Titanium Metals Corp.	624	9,350

		48,271

Total Common Stocks (cost $775,210)		813,988

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 2.4%
JNL Money Market Fund, 0.02% (a) (h)	19,833	19,833

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	48,613	48,613
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	567	552

		49,165

Total Short Term Investments (cost $69,013)		68,998

Total Investments - 107.5% (cost $844,223)		882,986
Other Assets and Liabilities, Net - (7.5%)		(61,974)

Total Net Assets - 100.0%		$821,012

	Shares/Par (p)	Value
JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 13.1%
Comcast Corp. - Class A	30	$723
Comcast Corp. - Special Class A	418	9,848
Compagnie Generale des Etablissements Michelin	65	3,865
Home Depot Inc.	62	2,627
Kingfisher Plc	1,185	4,613
Marks & Spencer Group Plc	238	1,147
Mazda Motor Corp. (c) (e)	1,229	2,172
News Corp. - Class A	497	8,858
Nissan Motor Co. Ltd.	441	3,967
Persimmon Plc	175	1,280
Reed Elsevier NV	180	2,099
Target Corp.	46	2,372
Time Warner Cable Inc.	76	4,853
Time Warner Inc.	102	3,673
Toyota Motor Corp.	148	4,942
USS Co. Ltd.	19	1,740
Viacom Inc. - Class B	113	5,130
Walt Disney Co.	91	3,418

		67,327

CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	6,207
Nestle SA	56	3,230
Tesco Plc	732	4,586

		14,023

ENERGY - 9.8%
Baker Hughes Inc.	62	3,035
BP Plc	857	6,131
Chevron Corp.	51	5,382
ENI SpA	211	4,380
Gazprom OAO - ADR	386	4,111
Halliburton Co.	56	1,935
Noble Corp.	100	3,020
Petroleo Brasileiro SA - ADR (e)	61	1,425
Royal Dutch Shell Plc	3	106
Royal Dutch Shell Plc - Class B	241	9,185
SBM Offshore NV	76	1,556
StatoilHydro ASA	163	4,194
Total SA	116	5,952

		50,412

FINANCIALS - 17.3%
ACE Ltd.	50	3,515
AIA Group Ltd.	888	2,773
American Express Co.	101	4,763
Aviva Plc	865	4,042
AXA SA	355	4,621
Bank of America Corp.	205	1,139
Bank of New York Mellon Corp.	68	1,357
BNP Paribas	61	2,383
Cheung Kong Holdings Ltd.	223	2,653
Citigroup Inc.	173	4,544
Credit Agricole SA	479	2,704
Credit Suisse Group AG (c)	195	4,574
Danske Bank A/S (c)	29	367
DBS Group Holdings Ltd.	322	2,860
HSBC Holdings Plc (e)	540	4,101
ICICI Bank Ltd. - ADR (e)	66	1,757
ING Groep NV (c)	791	5,691
Intesa Sanpaolo SpA	2,859	4,787

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JPMorgan Chase & Co.	70	2,324
KB Financial Group Inc. - ADR (e)	94	2,944
Morgan Stanley	268	4,047
Muenchener Rueckversicherungs AG	31	3,851
Nomura Holdings Inc.	584	1,767
RenaissanceRe Holdings Ltd.	37	2,784
Swire Pacific Ltd.	115	1,382
Swiss Re Ltd. (c)	102	5,209
UBS AG (c)	284	3,378
UniCredit SpA (e)	333	2,764

		89,081
HEALTH CARE - 15.2%
Abbott Laboratories	54	3,030
Amgen Inc.	167	10,693
GlaxoSmithKline Plc	371	8,484
Lonza Group AG	25	1,503
Medtronic Inc.	184	7,050
Merck & Co. Inc.	200	7,539
Merck KGaA	43	4,249
Novartis AG	52	2,980
Pfizer Inc.	486	10,526
Quest Diagnostics Inc.	65	3,777
Roche Holding AG	48	8,156
Sanofi-Aventis SA	139	10,204

		78,191
INDUSTRIALS - 12.5%
Adecco SA (c)	23	955
Alstom SA	127	3,855
BAE Systems Plc	367	1,625
Carillion Plc	127	593
Citic Pacific Ltd. (e)	1,353	2,439
Deutsche Lufthansa AG	424	5,038
Deutsche Post AG	119	1,829
East Japan Railway Co.	61	3,890
Embraer SA - ADR	42	1,048
FedEx Corp.	49	4,074
General Electric Co.	293	5,246
Hays Plc	629	626
International Consolidated Airlines Group SA (c)	2,209	5,056
ITOCHU Corp.	133	1,346
Koninklijke Philips Electronics NV	334	7,041
Randstad Holding NV (e)	128	3,774
Rentokil Initial Plc (c)	949	923
Siemens AG	48	4,626
United Parcel Service Inc. - Class B	79	5,801
Wolseley Plc	142	4,710

		64,495
INFORMATION TECHNOLOGY - 13.3%
Accenture Plc - Class A	48	2,535
Brocade Communications Systems Inc. (c)	449	2,328
Cisco Systems Inc.	498	9,011
Dell Inc. (c)	193	2,828
Flextronics International Ltd. (c)	258	1,461
Konica Minolta Holdings Inc.	154	1,148
Microsoft Corp.	359	9,319
Nintendo Co. Ltd.	24	3,347
Oracle Corp.	235	6,037
Samsung Electronics Co. Ltd. - GDR	2	1,046
Samsung Electronics Co. Ltd. - GDR (q)	17	7,915
SAP AG	92	4,851
Seagate Technology	311	5,105

	Shares/Par (p)	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	5,329
TE Connectivity Ltd.	95	2,935
Telefonaktiebolaget LM Ericsson - Class B	335	3,432

		68,627
MATERIALS - 2.9%
Akzo Nobel NV	88	4,247
CRH Plc	405	8,058
POSCO - ADR (e)	14	1,142
Vale SA - ADR	59	1,209

		14,656
TELECOMMUNICATION SERVICES - 8.6%
China Mobile Ltd.	293	2,858
China Telecom Corp. Ltd. - ADR (e)	34	1,944
France Telecom SA	262	4,119
Singapore Telecommunications Ltd.	2,869	6,835
Sprint Nextel Corp. (c)	1,744	4,080
Telefonica SA	163	2,818
Telekom Austria AG (e)	160	1,915
Turkcell Iletisim Hizmet A/S - ADR (c)	321	3,772
Vivendi SA	217	4,752
Vodafone Group Plc	4,069	11,305

		44,398

Total Common Stocks (cost $569,741)		491,210

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 4.2%
JNL Money Market Fund, 0.02% (a) (h)	21,540	21,540

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	17,680	17,680
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	129	126

		17,806

Total Short Term Investments (cost $39,349)		39,346

Total Investments - 103.0% (cost $609,090)		530,556
Other Assets and Liabilities, Net - (3.0%)		(15,533)

Total Net Assets - 100.0%		$515,023

JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES - 12.3%

CONSUMER DISCRETIONARY - 3.2%
CCO Holdings LLC, 8.13%, 04/30/20	$600	$657
Clear Channel Communications Inc., 9.00%, 03/01/21	600	505
Echostar DBS Corp., 7.13%, 02/01/16	400	431
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,287
9.50%, 03/01/18 (r), EUR	1,000	1,022
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	600	637
Jarden Corp., 6.13%, 11/15/22	400	409
MGM Resorts International, 7.50%, 06/01/16	500	479
Michaels Stores Inc., 7.75%, 11/01/18	500	505
Petco Animal Supplies Inc., 9.25%, 12/01/18 (r)	400	429
Pinnacle Entertainment Inc., 8.75%, 05/15/20	400	392

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Reynolds Group Inc., 9.00%, 04/15/19 (r)	600	570
Visant Corp., 10.00%, 10/01/17	400	366

		7,689
CONSUMER STAPLES - 0.3%
Del Monte Corp., 7.63%, 02/15/19	400	384
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	400	411

		795
ENERGY - 1.8%
Alpha Natural Resources Inc., 6.25%, 06/01/21	400	388
Antero Resources Finance Corp., 7.25%, 08/01/19 (r)	400	410
Chaparral Energy Inc., 8.25%, 09/01/21	400	405
Chesapeake Energy Corp., 6.63%, 08/15/20	400	429
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	101
Energy Transfer Partners LP, 7.50%, 10/15/20	400	437
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	400	434
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	500	440
Plains Exploration & Production Co., 6.63%, 05/01/21	400	420
Quicksilver Resources Inc., 9.13%, 08/15/19	400	424
SandRidge Energy Inc., 8.00%, 06/01/18 (r)	500	505

		4,393
FINANCIALS - 2.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	400	400
Alfa Bank OJSC, 7.88%, 09/25/17 (r)	4,800	4,536
Ally Financial Inc., 8.00%, 12/31/18	400	393
CEVA Group Plc, 11.50%, 04/01/18 (r)	400	361
CIT Group Inc., 6.63%, 04/01/18 (r)	500	517
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	417

		6,624
HEALTH CARE - 0.4%
Community Health Systems Inc., 8.88%, 07/15/15	500	516
HCA Inc., 7.50%, 02/15/22	400	409

		925
INDUSTRIALS - 0.9%
CHC Helicopter SA, 9.25%, 10/15/20 (r)	400	360
Emergency Medical Services Corp., 8.13%, 06/01/19	400	399
Manitowoc Co. Inc., 8.50%, 11/01/20	400	422
RBS Global & Rexnord LLC, 8.50%, 05/01/18	500	530
United Rentals North America Inc., 8.38%, 09/15/20	600	585

		2,296
INFORMATION TECHNOLOGY - 0.8%
CDW LLC, 8.50%, 04/01/19	500	504
CommScope Inc., 8.25%, 01/15/19 (r)	400	400
Freescale Semiconductor Inc., 8.05%, 02/01/20	600	564
SunGard Data Systems Inc., 7.63%, 11/15/20	400	411

		1,879
MATERIALS - 0.7%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	400	319
FMG Resources August 2006 Pty Ltd., 6.88%, 02/01/18 (r)	400	383
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	600	477
Novelis Inc., 8.75%, 12/15/20	400	429

		1,608

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 0.9%
Cricket Communications Inc., 7.75%, 10/15/20	500	437
Digicel Group Ltd., 8.88%, 01/15/15 (r)	400	394
Frontier Communications Corp., 8.75%, 04/15/22	400	396
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (r)	600	607
West Corp., 7.88%, 01/15/19	400	397

		2,231
UTILITIES - 0.5%
Calpine Corp., 7.88%, 01/15/23 (r)	500	538
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	700	594
		1,132

Total Corporate Bonds and Notes (cost $29,482)		29,572

GOVERNMENT AND AGENCY OBLIGATIONS - 73.7%

GOVERNMENT SECURITIES - 73.7%
Sovereign - 73.7%
Bank Negara Malaysia Monetary Notes, 0.00%, 09/27/12 (j), MYR	49,200	15,190
Ghana Government Bond, 19.00%, 01/14/13, GHS	6,000	3,867
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	15,766
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	5,189
5.75%, 06/11/18, EUR	5,500	5,965
Iceland Government International Bond, 4.88%, 06/16/16 (r)	4,700	4,594
Ireland Government Bond
4.50%, 04/18/20, EUR	500	495
5.40%, 03/13/25, EUR	10,000	10,189
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	11,047
Korean Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	13,996
3.00%, 12/10/13, KRW	16,300,000	14,062
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	2,300	2,289
Malaysia Government Bond, 3.70%, 02/25/13, MYR	47,300	15,054
Mexican Bonos, 9.00%, 06/20/13, MXN	175,000	13,276
Philippine Government Bond, 6.25%, 01/27/14, PHP	240,000	5,884
Poland Government International Bond, 0.00%, 07/25/13 (j), PLN	35,000	9,435
Poland Government Treasury International Bond, 5.00%, 10/24/13, PLN	32,000	9,306
Republic of Latvia, 5.25%, 06/16/21 (r)	2,500	2,300
Republic of Serbia, 7.25%, 09/28/21 (r)	4,800	4,668
Singapore Government Bond, 1.63%, 04/01/13, SGD	3,000	2,350
Ukraine Government International Bond, 7.95%, 02/23/21 (r)	7,900	6,932
United Kingdom Treasury Bond, 5.25%, 06/07/12, GBP	3,000	4,757

Total Government and Agency Obligations (cost $177,339)		176,611

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (r) (u)	400	358

Total Other Equity Interests (cost $350)		358

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 8.8%
JNL Money Market Fund, 0.02% (a) (h)	21,049	21,049

Total Short Term Investments (cost $21,049)		21,049

Total Investments - 95.0% (cost $228,220)		227,590
Other Assets and Liabilities, Net - 5.0%		12,102

Total Net Assets - 100.0%		$239,692

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 32.6%

CONSUMER DISCRETIONARY - 0.7%
Comcast Corp. - Class A	150	$3,557
Dex One Corp. (c) (e)	106	176
General Motors Co. (c)	10	207
Target Corp.	100	5,137

		9,077
CONSUMER STAPLES - 0.9%
Diageo Plc	150	3,276
PepsiCo Inc.	110	7,279

		10,555
ENERGY - 6.0%
Alpha Natural Resources Inc. (c)	25	511
BP Plc - ADR	260	11,112
Callon Petroleum Co. (c)	75	373
Canadian Oil Sands Ltd. (e)	513	11,717
Chesapeake Energy Corp.	90	2,006
Chevron Corp.	30	3,192
ConocoPhillips	200	14,574
Exxon Mobil Corp.	220	18,647
Royal Dutch Shell Plc - ADR	90	6,578
Spectra Energy Corp. (e)	140	4,293
Weatherford International Ltd. (c)	125	1,830

		74,833
FINANCIALS - 4.3%
Banco Santander SA (e)	259	1,968
Bank of America Corp.	900	5,004
Barclays Plc	500	1,367
CIT Group Inc. (c)	89	3,090
Citigroup Inc.	100	2,631
Federal National Mortgage Association (c) (e)	165	33
HSBC Holdings Plc	750	5,719
JPMorgan Chase & Co.	300	9,975
M&T Bank Corp.	60	4,580
QBE Insurance Group Ltd. (e)	200	2,649
Wells Fargo & Co.	556	15,321
Westfield Retail Trust	813	2,070

		54,407
HEALTH CARE - 5.6%
Johnson & Johnson	225	14,756
Merck & Co. Inc.	607	22,876
Pfizer Inc.	500	10,820

	Shares/Par (p)	Value
Roche Holding AG	130	22,033

		70,485
INDUSTRIALS - 1.4%
Boeing Co.	35	2,567
Caterpillar Inc.	13	1,196
General Electric Co.	733	13,132

		16,895
INFORMATION TECHNOLOGY - 1.1%
Cisco Systems Inc.	100	1,808
Intel Corp.	400	9,700
Xerox Corp.	300	2,388

		13,896
MATERIALS - 1.0%
AngloGold Ashanti Ltd. - ADR	60	2,547
Barrick Gold Corp.	150	6,788
LyondellBasell Industries NV	75	2,437
Nucor Corp.	20	791

		12,563
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	370	11,177
CenturyLink Inc.	70	2,604
France Telecom SA	83	1,297
Frontier Communications Corp.	116	597
SK Telecom Co. Ltd. - ADR (e)	79	1,074
Sprint Nextel Corp. (c)	300	702
Telstra Corp. Ltd.	900	3,065
Vodafone Group Plc	3,000	8,335

		28,851
UTILITIES - 9.3%
AGL Resources Inc.	100	4,226
American Electric Power Co. Inc.	170	7,023
Dominion Resources Inc.	100	5,308
Duke Energy Corp.	400	8,800
Dynegy Inc. (c) (e)	260	720
Entergy Corp.	120	8,766
FirstEnergy Corp.	75	3,323
NextEra Energy Inc.	170	10,350
PG&E Corp.	300	12,366
Pinnacle West Capital Corp.	100	4,818
PPL Corp.	160	4,707
Progress Energy Inc.	200	11,204
Public Service Enterprise Group Inc.	250	8,252
Sempra Energy	150	8,250
Southern Co.	180	8,332
TECO Energy Inc.	200	3,828
Xcel Energy Inc.	250	6,910

		117,183

Total Common Stocks (cost $413,247)		408,745

PREFERRED STOCKS - 4.3%

CONSUMER DISCRETIONARY - 0.2%
General Motors Co., Convertible Preferred, 4.75%	55	1,884
ENERGY - 1.0%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,410
Chesapeake Energy Corp., 8.50% (r)	100	2,291
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,956

		12,657

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

FINANCIALS - 2.7%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	2	1,323
Bank of America Corp., Convertible Preferred, 7.25%, Series L (e) (m)	12	9,354
Citigroup Inc., Convertible Preferred, 7.50%	60	4,875
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	247
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 05/16/11) (c) (d) (m)	—	250
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	103
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	163
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	90
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,333
MetLife Inc., 5.00%	66	4,067
UBS AG Equity Linked Note (Newmont Mining Corp.), 8.00%, 09/14/12 (r)	50	3,041
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	8,967

		33,813

HEALTH CARE - 0.1%
Tenet Healthcare Corp., 7.00%	2	1,705

MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00%	55	2,625

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,012

Total Preferred Stocks (cost $71,043)		53,696

WARRANTS - 0.1%
Charter Communications Inc. (c)	30	529
General Motors Co. (c)	19	181
Green Field Energy Services Inc. (c) (r)	1	45

Total Warrants (cost $1,198)		755

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Banc of America Large Loan Inc. REMIC, 2.03%, 11/15/15 (i) (r)	$7,165	6,474

Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,580)		6,474

CORPORATE BONDS AND NOTES - 55.0%

CONSUMER DISCRETIONARY - 8.9%
Academy Ltd., 9.25%, 08/01/19 (e) (r)	1,800	1,778
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,108
7.75%, 04/15/18	3,000	3,180
8.00%, 04/15/20 (e)	3,000	3,218
CCH II LLC, 13.50%, 11/30/16	5,134	5,929
CCO Holdings LLC
8.13%, 04/30/20 (e)	1,900	2,081
7.38%, 06/01/20	3,500	3,692

	Shares/Par (p)	Value
6.50%, 04/30/21 (e)	3,000	3,038
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,650
Chrysler Group LLC, 8.25%, 06/15/21 (e) (r)	6,400	5,824
Chrysler Group LLC Term Loan B, 6.50%, 05/24/17 (i)	7,363	6,953
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	2,000	2,050
10.75%, 01/15/17 (e) (r)	2,111	2,177
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	670
9.00%, 03/01/21	16,000	13,480
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	1,600	1,728
ClubCorp Club Operations Inc., 10.00%, 12/01/18	5,000	4,800
ClubCorp Club Operations Inc. Term Loan B, 6.23%, 11/23/16 (i)	4,950	4,913
CSC Holdings LLC, 6.75%, 11/15/21 (e) (r)	8,000	8,420
Cumulus Media Inc., 7.75%, 05/01/19 (e) (r)	1,900	1,686
Dynacast International LLC, 9.25%, 07/15/19 (r)	3,500	3,290
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,507
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	796
KB Home
5.75%, 02/01/14	2,000	1,920
6.25%, 06/15/15 (e)	1,300	1,196
MGM Resorts International
6.75%, 04/01/13 (e)	2,900	2,918
10.00%, 11/01/16 (e)	3,000	3,150
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	600	531
Shea Homes LP, 8.63%, 05/15/19 (r)	3,900	3,646
Tomkins LLC, 9.00%, 10/01/18 (e)	600	665
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	3,675
8.13%, 12/01/17 (r)	2,100	2,218
9.63%, 12/01/19 (r), EUR	1,500	2,004
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,300

		112,191

CONSUMER STAPLES - 1.4%
BJ’s Wholesale Club Inc. Term Loan, 7.80%, 09/26/18 (i)	3,500	3,506
Dean Foods Co., 9.75%, 12/15/18 (e)	1,900	2,024
JBS USA LLC
11.63%, 05/01/14 (e)	1,000	1,134
7.25%, 06/01/21 (e) (r)	3,500	3,264
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (e) (r)	1,400	1,463
9.88%, 08/15/19 (r)	1,000	970
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,646

		17,007

ENERGY - 7.5%
Antero Resources Finance Corp.
9.38%, 12/01/17	2,000	2,160
7.25%, 08/01/19 (e) (r)	1,300	1,333
Arch Coal Inc., 7.25%, 06/15/21 (r)	5,600	5,754
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e)	2,500	1,644
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)	1,300	1,489
6.50%, 08/15/17 (e)	4,000	4,260
6.88%, 08/15/18 (e)	1,600	1,712
7.25%, 12/15/18 (e)	5,000	5,525

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedule of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	4,000	3,880
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (r)	1,500	1,358
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,768
El Paso Corp., 7.75%, 01/15/32	1,000	1,155
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	1,800	1,966
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,797
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,307
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	3,500	3,080
Green Field Energy Services Inc., 13.00%, 11/15/16 (r)	1,000	970
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,580
NXP BV, 9.75%, 08/01/18 (r)	1,200	1,308
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	3,000	2,940
Peabody Energy Corp., 6.25%, 11/15/21 (r)	5,000	5,175
Plains Exploration & Production Co., 6.75%, 02/01/22 (e)	3,100	3,247
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,364
7.50%, 11/30/16 (e)	2,500	2,512
SandRidge Energy Inc.
4.21%, 04/01/14 (e) (i)	2,000	1,944
9.88%, 05/15/16 (e) (r)	2,600	2,782
8.00%, 06/01/18 (e) (r)	2,500	2,525
8.75%, 01/15/20	2,000	2,065
7.50%, 03/15/21 (e)	4,400	4,367
SESI LLC, 6.88%, 06/01/14	1,370	1,377
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	7,554
10.50%, 11/01/16 (e)	332	119
W&T Offshore Inc., 8.50%, 06/15/19 (e) (r)	6,000	6,210

		94,227
FINANCIALS - 10.9%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	3,200
Ally Financial Inc.
6.25%, 12/01/17 (e)	1,500	1,447
8.00%, 03/15/20 (e)	3,500	3,587
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	898
Boparan Holdings Ltd.
9.75%, 04/30/18 (r), EUR	1,400	1,459
9.88%, 04/30/18 (r), GBP	1,500	1,864
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,188
11.50%, 04/01/18 (e) (r)	3,600	3,249
CIT Group Inc.
7.00%, 05/04/15 (e) (r)	12,000	12,015
7.00%, 05/02/16 (e) (r)	21,500	21,473
7.00%, 05/02/17 (r)	16,600	16,579
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,664	1,822
Ford Motor Credit Co. LLC, 12.00%, 05/15/15	2,600	3,185
Forest City Enterprises Inc., 4.25%, 08/15/18 (r)	2,500	2,181
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e)	500	544
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,060
8.88%, 09/01/17 (e)	4,700	4,864
iStar Financial Inc., 8.63%, 06/01/13 (e)	5,000	4,625
iStar Financial Inc. Convertible Bond, 1.08%, 10/01/12 (i)	4,500	4,050

	Shares/Par (p)	Value
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,715
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,244
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (i) (r)	2,500	3,138
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	1,960
Morgan Stanley, 5.50%, 01/26/20	5,000	4,551
Petroplus Finance Ltd.
6.75%, 05/01/14 (e) (r)	3,500	2,083
7.00%, 05/01/17 (e) (r)	3,400	1,683
9.38%, 09/15/19 (e) (r)	2,000	1,010
SuperMedia Inc. Term Loan, 5.26%, 12/31/15 (i)	631	291
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	4,925
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,062

		136,952
HEALTH CARE - 4.6%
Community Health Systems Inc., 8.88%, 07/15/15 (e)	3,011	3,109
Grifols Inc., 8.25%, 02/01/18	1,400	1,470
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,528
6.50%, 02/15/16 (e)	1,500	1,523
8.50%, 04/15/19	6,000	6,570
6.50%, 02/15/20	4,300	4,461
7.88%, 02/15/20	6,000	6,480
7.50%, 02/15/22 (e)	4,100	4,192
Health Management Associates Inc., 7.38%, 01/15/20 (r)	1,400	1,456
Kinetic Concepts Inc., 10.50%, 11/01/18 (e) (r)	2,500	2,450
Kinetic Concepts Inc. Term Loan, 7.00%, 05/04/18 (i)	4,000	4,032
Mylan Inc., 6.00%, 11/15/18 (r)	3,500	3,601
Tenet Healthcare Corp.
9.25%, 02/01/15	5,000	5,256
10.00%, 05/01/18 (e)	3,500	3,999
8.00%, 08/01/20 (e)	2,600	2,603
Vanguard Health Holding Co. II Inc.
8.00%, 02/01/18 (e)	3,700	3,672
7.75%, 02/01/19 (e)	1,100	1,056
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	244	153

		57,611
INDUSTRIALS - 2.9%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	8,300	5,934
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,900	3,045
Ceridian Corp., 11.25%, 11/15/15	4,000	3,120
CHC Helicopter SA, 9.25%, 10/15/20 (e) (r)	3,500	3,150
Hertz Corp.
8.88%, 01/01/14 (e)	909	914
6.75%, 04/15/19	1,100	1,103
Interactive Data Corp., 10.25%, 08/01/18	500	547
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,065
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,444
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,575
8.50%, 05/01/18 (e)	4,500	4,770
Terex Corp., 8.00%, 11/15/17 (e)	2,000	1,960

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedule of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	6,435

		36,062
INFORMATION TECHNOLOGY - 8.1%
Advanced Micro Devices Inc., 8.13%, 12/15/17	800	830
CDW LLC
11.00%, 10/12/15 (e)	266	279
12.54%, 10/12/17 (e)	2,000	2,010
8.50%, 04/01/19	9,500	9,571
First Data Corp.
9.88%, 09/24/15 (e)	750	705
10.55%, 09/24/15 (e)	5,000	4,769
11.25%, 03/31/16 (e)	3,500	2,905
8.25%, 01/15/21 (e) (r)	10,914	9,768
12.63%, 01/15/21 (r)	11,000	9,570
8.75%, 01/15/22 (r)	3,198	2,750
First Data Corp. Extended Term Loan, 4.94%, 03/24/18 (i)	4,123	3,442
First Data Corp. Term Loan B-1, 3.05%, 09/24/14 (i)	4,680	4,239
First Data Corp. Term Loan B-3, 6.04%, 09/24/14 (i)	439	397
Freescale Semiconductor Inc.
10.13%, 12/15/16	3,000	3,157
10.13%, 03/15/18 (e) (r)	4,420	4,818
9.25%, 04/15/18 (r)	4,000	4,275
8.05%, 02/01/20 (e)	8,000	7,520
10.75%, 08/01/20 (e)	7,786	8,117
Go Daddy Group Inc. Term Loan, 8.10%, 09/28/18 (i)	4,988	4,981
Sanmina-SCI Corp.
8.13%, 03/01/16 (e)	1,500	1,549
7.00%, 05/15/19 (e) (r)	3,500	3,412
Sophia Holding LP Term Loan, 6.50%, 07/31/18 (i)	2,500	2,498
SRA International Inc. Term Loan, 7.29%, 07/07/18 (i)	4,829	4,547
Sterling Merger Inc., 11.00%, 10/01/19 (e) (r)	900	878
SunGard Data Systems Inc.
10.63%, 05/15/15 (e)	2,500	2,663
7.63%, 11/15/20 (e)	2,000	2,055

		101,705
MATERIALS - 3.0%
Berry Plastics Corp., 9.75%, 01/15/21	1,000	997
Cemex SAB de CV
3.25%, 03/15/16 (r)	3,625	2,361
9.00%, 01/11/18 (r)	5,000	3,987
3.75%, 03/15/18 (e) (r)	2,125	1,379
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,121
6.88%, 02/01/18 (e) (r)	2,500	2,394
8.25%, 11/01/19 (e) (r)	2,750	2,798
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	2,812
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	980
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	3,113
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,123
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	4,032
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	2,000	2,190
8.38%, 09/15/21 (e) (r)	1,000	1,105

	Shares/Par (p)	Value
Vulcan Materials Co., 7.50%, 06/15/21 (e)	3,400	3,672

		38,064
TELECOMMUNICATION SERVICES - 2.2%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	5,688
Frontier Communications Corp., 8.50%, 04/15/20 (e)	900	921
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e) (r)	3,000	3,034
Sprint Nextel Corp.
8.38%, 08/15/17	90	81
9.00%, 11/15/18 (r)	7,500	7,875
11.50%, 11/15/21 (e) (r)	7,500	7,425
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	1,700	2,798

		27,822
UTILITIES - 5.5%
AES Corp., 7.38%, 07/01/21 (e) (r)	1,400	1,509
Calpine Corp.
7.25%, 10/15/17 (e) (r)	1,000	1,050
7.88%, 07/31/20 (e) (r)	800	862
7.50%, 02/15/21 (r)	5,475	5,858
7.88%, 01/15/23 (e) (r)	3,000	3,225
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	7,260
8.38%, 05/01/16 (c) (d)	4,750	3,159
7.75%, 06/01/19	3,500	2,292
Dynegy Inc. Term Loan
9.78%, 08/04/16 (i)	1,047	1,059
10.00%, 08/04/16 (i)	1,945	1,953
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	3,825
GenOn Energy Inc., 7.88%, 06/15/17 (e)	5,000	4,825
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/01/20 (e) (r)	3,600	3,055
15.00%, 04/01/21 (e)	15,255	8,390
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	20,253

		68,575

Total Corporate Bonds and Notes (cost $719,410)		690,216

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%

GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
State of California
7.95%, 03/01/36	805	910
7.60%, 11/01/40	2,180	2,692

Total Government and Agency Obligations (cost $3,005)		3,602

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	38
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	9

Total Other Equity Interests (cost $14)		47

SHORT TERM INVESTMENTS - 24.9%

Investment Company - 6.2%
JNL Money Market Fund, 0.02% (a) (h)	78,549	78,549

Securities Lending Collateral - 18.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	233,998	233,998

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	832	810

		234,808

Total Short Term Investments (cost $313,378)		313,357

Total Investments - 117.7% (cost $1,527,875)		1,476,892
Other Assets and Liabilities, Net - (17.7%)		(221,692)

Total Net Assets - 100.0%		$1,255,200

JNL/Franklin Templeton Mutual Shares Fund (t)
COMMON STOCKS - 87.1%
CONSUMER DISCRETIONARY - 8.3%
British Sky Broadcasting Group Plc	543	$6,175
Cerberus Capital Management LP (c) (f)	4,447	467
Daimler AG	17	731
DR Horton Inc.	183	2,310
General Motors Co. (c)	223	4,517
Harrah’s Investment LP (c) (f)	39	—
Kohl’s Corp.	78	3,856
Mattel Inc.	141	3,921
News Corp.	48	869
News Corp. - Class A	580	10,347
Stanley Black & Decker Inc.	68	4,596
Time Warner Cable Inc.	151	9,599
Viacom Inc.	215	9,752

		57,140

CONSUMER STAPLES - 21.3%
Altria Group Inc.	381	11,286
British American Tobacco Plc	407	19,320
Coca-Cola Enterprises Inc.	157	4,051
CVS Caremark Corp.	483	19,678
Dr. Pepper Snapple Group Inc.	169	6,666
General Mills Inc.	175	7,064
Imperial Tobacco Group Plc	425	16,075
Kraft Foods Inc. - Class A	414	15,451
Kroger Co.	384	9,311
Lorillard Inc.	58	6,555
PepsiCo Inc.	83	5,505
Pernod-Ricard SA	113	10,465
Philip Morris International Inc.	84	6,568
Reynolds American Inc. (e)	93	3,850
Wal-Mart Stores Inc.	88	5,257

		147,102

ENERGY - 9.6%
Apache Corp.	90	8,191
BP Plc	564	4,030
El Paso Corp.	180	4,791
Ensco International Plc - ADR	57	2,683
Exterran Holdings Inc. (c) (e)	46	418
Marathon Oil Corp.	443	12,954
Marathon Petroleum Corp.	125	4,177
Murphy Oil Corp.	90	4,997
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc	342	12,452
Transocean Ltd.	144	5,535
Williams Cos. Inc.	191	6,295

		66,523

	Shares/Par (p)	Value

FINANCIALS - 11.6%
ACE Ltd.	134	9,388
Alexander’s Inc.	8	2,960
Alleghany Corp. (c) (e)	9	2,707
American International Group Inc. (c)	276	6,408
Bond Street Holding LLC (c) (f)	41	783
Canary Wharf Group Plc (c) (f)	405	1,488
CIT Group Inc. (c)	57	1,999
Citigroup Inc.	120	3,156
CNO Financial Group Inc. (c)	97	612
Deutsche Boerse AG (f)	61	3,184
Forestar Group Inc. (c)	60	903
Guaranty Bancorp (c)	49	71
KB Financial Group Inc.	47	1,496
MetLife Inc.	136	4,229
Morgan Stanley	370	5,598
NYSE Euronext	124	3,248
Old Republic International Corp.	118	1,091
PNC Financial Services Group Inc.	190	10,943
UBS AG (c)	309	3,677
Wells Fargo & Co.	153	4,213
White Mountains Insurance Group Ltd.	17	7,770
Zurich Financial Services AG	18	4,165

		80,089

HEALTH CARE - 13.5%
Amgen Inc.	172	11,023
Boston Scientific Corp. (c)	802	4,283
Community Health Systems Inc. (c)	60	1,044
Coventry Health Care Inc. (c)	95	2,881
Eli Lilly & Co.	208	8,643
Hospira Inc. (c)	115	3,483
Medtronic Inc.	268	10,237
Merck & Co. Inc.	487	18,342
Pfizer Inc.	760	16,442
Tenet Healthcare Corp. (c)	787	4,035
Teva Pharmaceutical Industries Ltd. - ADR	99	3,979
UnitedHealth Group Inc.	173	8,761

		93,153

INDUSTRIALS - 5.0%
A P Moller - Maersk A/S - Class B	1	6,807
Federal Signal Corp. (c)	96	396
GenCorp Inc. (c) (e)	59	313
Goodrich Corp.	30	3,699
Huntington Ingalls Industries Inc. (c)	118	3,697
Orkla ASA	69	513
Oshkosh Corp. (c)	142	3,043
Owens Corning Inc. (c)	190	5,470
Raytheon Co.	188	9,073
TNT NV	306	1,613

		34,624

INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc.	466	8,419
Google Inc. - Class A (c)	10	6,239
Microsoft Corp.	596	15,481
Motorola Mobility Holdings Inc. (c)	95	3,679
Nintendo Co. Ltd.	16	2,176
Symantec Corp. (c)	306	4,790
TE Connectivity Ltd.	187	5,750
Xerox Corp.	1,228	9,777

		56,311

MATERIALS - 4.0%
Domtar Corp.	35	2,791

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
International Paper Co.	336	9,957
Linde AG	46	6,770
MeadWestvaco Corp.	117	3,493
ThyssenKrupp AG	213	4,884

		27,895

TELECOMMUNICATION SERVICES - 2.0%
Cable & Wireless Communications Plc	1,730	1,026
Vodafone Group Plc	4,601	12,782

		13,808

UTILITIES - 3.6%
E.ON AG	278	5,991
Entergy Corp.	45	3,277
Exelon Corp.	163	7,082
GDF Suez	143	3,899
NRG Energy Inc. (c) (e)	260	4,718

		24,967

Total Common Stocks (cost $593,328)		601,612

CORPORATE BONDS AND NOTES - 3.5%

CONSUMER DISCRETIONARY - 1.0%
Clear Channel Communications Inc.
11.00%, 08/01/16	$1,353	852
9.00%, 03/01/21	373	314
Clear Channel Communications Inc. Delayed Draw Term Loan, 6.51%, 01/29/16 (i)	641	458
Clear Channel Communications Inc. Term Loan B, 6.27%, 01/29/16 (i)	3,943	2,910
Clear Channel Communications Inc. Term Loan C, 6.98%, 01/29/16 (i)	743	531
Tribune Co. Term Loan
0.00%, 06/04/14 (c) (d) (i)	2,280	1,327
0.00%, 06/04/14 (c) (d) (i)	357	202

		6,594

CONSUMER STAPLES - 0.2%
Rite Aid Corp.
8.63%, 03/01/15	785	757
9.38%, 12/15/15	1,010	975

		1,732

FINANCIALS - 1.1%
Capmark Financial Group Inc., 9.00%, 09/30/15 (i)	732	741
iStar Financial Inc. Convertible Bond, 1.08%, 10/01/12 (i)	904	814
iStar Financial Inc. Term Loan
5.00%, 06/28/13 (i)	336	334
7.00%, 06/30/14 (i)	250	241
Realogy Corp.
11.50%, 04/15/17	475	371
7.88%, 02/15/19	519	452
Realogy Corp. Extended Revolver, 3.48%, 04/10/16 (i)	130	101
Realogy Corp. First Lien Term Loan, 4.52%, 10/10/16 (i)	3,947	3,508
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	571	571
Realogy Corp. Term Loan, 4.25%, 10/10/13 (i)	370	343
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—

		7,476
UTILITIES - 1.2%
NRG Energy Inc., 7.38%, 01/15/17	1,160	1,204

	Shares/Par (p)	Value
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20	4,182	3,549
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	3,270

		8,023

Total Corporate Bonds and Notes (cost $27,288)		23,825

SHORT TERM INVESTMENTS - 8.3%

Investment Company - 7.9%
JNL Money Market Fund, 0.02% (a) (h)	54,660	54,660

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	2,953	2,953

Total Short Term Investments (cost $57,613)		57,613

Total Investments - 98.9% (cost $678,229)		683,050
Other Assets and Liabilities, Net - 1.1%		7,607

Total Net Assets - 100.0%		$690,657

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 18.8%
Autoliv Inc.	55	$2,942
Brown Shoe Co. Inc. (e)	322	2,864
Brunswick Corp.	165	2,987
Cato Corp. - Class A	148	3,591
Christopher & Banks Corp.	125	292
DR Horton Inc.	78	984
Drew Industries Inc. (c)	87	2,132
Ethan Allen Interiors Inc. (e)	55	1,309
Fred’s Inc. - Class A	149	2,165
GameStop Corp. (c) (e)	229	5,514
Gentex Corp.	197	5,832
Group 1 Automotive Inc. (e)	137	7,081
Hillenbrand Inc.	186	4,158
Hooker Furniture Corp.	40	455
J.C. Penney Co. Inc.	56	1,968
La-Z-Boy Inc. (c)	417	4,962
M/I Homes Inc. (c)	158	1,520
Maidenform Brands Inc. (c)	7	126
MDC Holdings Inc.	77	1,361
Men’s Wearhouse Inc.	181	5,850
Pier 1 Imports Inc. (c)	169	2,354
Regis Corp.	301	4,987
Saks Inc. (c) (e)	211	2,060
Thor Industries Inc.	275	7,538
Tuesday Morning Corp. (c)	45	156
West Marine Inc. (c)	155	1,803
Winnebago Industries Inc. (c) (e)	119	879

		77,870

CONSUMER STAPLES - 1.1%
Casey’s General Stores Inc.	13	690
Lancaster Colony Corp. (e)	59	4,057

		4,747

ENERGY - 10.3%
Arch Coal Inc.	23	334

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Atwood Oceanics Inc. (c)	135	5,352
Bristow Group Inc.	164	7,758
Helix Energy Solutions Group Inc. (c)	224	3,539
Oil States International Inc. (c)	77	5,903
Overseas Shipholding Group Inc. (e)	117	1,276
Rowan Cos. Inc. (c)	140	4,249
Teekay Corp.	84	2,248
Tidewater Inc.	136	6,720
Unit Corp. (c)	112	5,178

		42,557

FINANCIALS - 13.0%
American National Insurance Co.	1	44
Arthur J Gallagher & Co.	86	2,859
Aspen Insurance Holdings Ltd.	170	4,508
Chemical Financial Corp.	80	1,714
Hanover Insurance Group Inc.	123	4,302
HCC Insurance Holdings Inc.	81	2,217
Montpelier Re Holdings Ltd.	221	3,928
Old Republic International Corp.	392	3,632
Oriental Financial Group Inc.	164	1,980
Peoples Bancorp Inc. (e)	33	486
Protective Life Corp.	374	8,426
RLI Corp.	20	1,465
StanCorp Financial Group Inc.	139	5,094
Tower Group Inc.	243	4,911
Transatlantic Holdings Inc.	38	2,052
TrustCo Bank Corp.	325	1,823
Validus Holdings Ltd.	146	4,587

		54,028

HEALTH CARE - 3.8%
Hill-Rom Holdings Inc.	83	2,786
Mettler Toledo International Inc. (c)	11	1,625
STERIS Corp.	154	4,605
Teleflex Inc.	79	4,830
West Pharmaceutical Services Inc.	56	2,121

		15,967

INDUSTRIALS - 32.8%
AAR Corp.	199	3,823
ABM Industries Inc.	213	4,394
American Woodmark Corp.	105	1,434
AO Smith Corp.	35	1,392
Apogee Enterprises Inc.	242	2,963
Applied Industrial Technologies Inc.	68	2,388
Astec Industries Inc. (c)	104	3,334
Brady Corp. - Class A	155	4,897
Briggs & Stratton Corp.	202	3,132
Carlisle Cos. Inc.	119	5,267
Ceradyne Inc. (c)	133	3,572
CIRCOR International Inc.	46	1,622
EMCOR Group Inc.	110	2,936
EnerSys (c)	17	449
EnPro Industries Inc. (c)	140	4,617
Franklin Electric Co. Inc.	66	2,858
Gardner Denver Inc.	52	3,999
General Cable Corp. (c)	45	1,115
Genesee & Wyoming Inc. - Class A (c)	77	4,653
Gibraltar Industries Inc. (c) (e)	191	2,669
Graco Inc.	80	3,279
Granite Construction Inc.	251	5,947
Insperity Inc.	102	2,588
Kaydon Corp.	140	4,261
Kennametal Inc.	133	4,865
Lincoln Electric Holdings Inc.	137	5,359

	Shares/Par (p)	Value
Mine Safety Appliances Co.	109	3,610
Mueller Industries Inc.	119	4,553
Nordson Corp.	50	2,059
Pentair Inc.	81	2,687
Powell Industries Inc. (c)	71	2,218
Roper Industries Inc.	20	1,737
Schawk Inc.	124	1,387
Simpson Manufacturing Co. Inc.	143	4,817
SkyWest Inc.	346	4,351
Timken Co.	21	813
Trinity Industries Inc.	247	7,434
Universal Forest Products Inc.	188	5,791
Wabash National Corp. (c)	439	3,441
Watts Water Technologies Inc. - Class A	86	2,942

		135,653

INFORMATION TECHNOLOGY - 3.5%
Benchmark Electronics Inc. (c)	416	5,599
Cohu Inc.	165	1,874
Multi-Fineline Electronix Inc. (c)	112	2,306
Rofin-Sinar Technologies Inc. (c)	199	4,552

		14,331

MATERIALS - 8.1%
A. Schulman Inc.	160	3,385
AptarGroup Inc.	41	2,123
Cabot Corp.	118	3,786
Commercial Metals Co.	143	1,971
HB Fuller Co.	81	1,881
Reliance Steel & Aluminum Co.	151	7,372
RPM International Inc.	248	6,088
Sensient Technologies Corp.	75	2,831
Steel Dynamics Inc.	304	3,992

		33,429

UTILITIES - 2.7%
Energen Corp.	79	3,960
NV Energy Inc.	263	4,300
PNM Resources Inc.	161	2,926

		11,186

Total Common Stocks (cost $369,020)		389,768

SHORT TERM INVESTMENTS - 10.6%

Investment Company - 6.7%
JNL Money Market Fund, 0.02% (a) (h)	27,818	27,818

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	15,675	15,675
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	330	321

		15,996

Total Short Term Investments (cost $43,823)		43,814

Total Investments - 104.7% (cost $412,843)		433,582
Other Assets and Liabilities, Net - (4.7%)		(19,517)

Total Net Assets - 100.0%		$414,065

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 12.2%
Lear Corp.	267	$10,608
Liberty Global Inc. (c)	179	7,361
Liberty Media Corp. (c)	761	12,345
Macy’s Inc.	313	10,075
NVR Inc. (c)	10	6,535
PetSmart Inc.	115	5,875
PVH Corp.	126	8,856
Ross Stores Inc.	108	5,147
Scripps Networks Interactive Inc.	278	11,796
Starwood Hotels & Resorts Worldwide Inc. (e)	150	7,191
TRW Automotive Holdings Corp. (c)	125	4,082

		89,871

CONSUMER STAPLES - 5.5%
Bunge Ltd.	130	7,451
Coca-Cola Enterprises Inc.	147	3,782
Corn Products International Inc.	64	3,343
Energizer Holdings Inc. (c)	76	5,890
JM Smucker Co.	201	15,743
Sara Lee Corp.	220	4,169

		40,378

ENERGY - 4.7%
Cameron International Corp. (c)	178	8,746
EQT Corp.	231	12,663
Pioneer Natural Resources Co.	120	10,767
Range Resources Corp.	36	2,212

		34,388
FINANCIALS - 29.5%
Alexandria Real Estate Equities Inc.	99	6,830
AvalonBay Communities Inc.	80	10,485
Camden Property Trust	86	5,344
CIT Group Inc. (c)	185	6,463
Comerica Inc.	199	5,134
Douglas Emmett Inc.	297	5,422
Essex Property Trust Inc.	21	2,926
Everest Re Group Ltd.	159	13,410
Fifth Third Bancorp	605	7,692
First Republic Bank (c)	124	3,804
Genworth Financial Inc. - Class A (c)	451	2,957
Hartford Financial Services Group Inc.	181	2,944
Host Hotels & Resorts Inc.	733	10,829
Invesco Ltd.	349	7,005
Kimco Realty Corp.	434	7,051
Lazard Ltd. - Class A	122	3,195
Legg Mason Inc.	76	1,830
Liberty Property Trust (e)	170	5,246
Lincoln National Corp.	115	2,236
M&T Bank Corp.	84	6,403
Marsh & McLennan Cos. Inc.	167	5,276
MFA Financial Inc.	866	5,822
NASDAQ OMX Group Inc. (c)	363	8,886
PartnerRe Ltd.	102	6,566
Principal Financial Group Inc.	499	12,274
SLM Corp.	808	10,828
SunTrust Banks Inc.	353	6,246
Tanger Factory Outlet Centers Inc.	223	6,534
Taubman Centers Inc.	103	6,373
Ventas Inc.	171	9,421
Willis Group Holdings Plc	85	3,290
WR Berkley Corp.	275	9,445

	Shares/Par (p)	Value
XL Group Plc	432	8,540

		216,707

HEALTH CARE - 6.1%
Aetna Inc.	215	9,074
Boston Scientific Corp. (c)	1,719	9,182
Hologic Inc. (c)	366	6,409
Life Technologies Corp. (c)	212	8,260
Patterson Cos. Inc.	124	3,675
Warner Chilcott Plc (c)	532	8,046

		44,646

INDUSTRIALS - 9.6%
BE Aerospace Inc. (c)	201	7,796
Chicago Bridge & Iron Co. NV - NYS	47	1,773
Cooper Industries Plc	98	5,297
Dover Corp.	51	2,980
Eaton Corp.	163	7,092
Gardner Denver Inc.	22	1,729
Kansas City Southern (c)	67	4,543
Masco Corp.	391	4,093
Parker Hannifin Corp.	64	4,915
Pentair Inc.	151	5,036
Republic Services Inc. - Class A	204	5,607
Rockwell Automation Inc.	72	5,302
Spirit Aerosystems Holdings Inc. (c)	391	8,130
Textron Inc.	326	6,026

		70,319

INFORMATION TECHNOLOGY - 9.1%
Adobe Systems Inc. (c)	206	5,830
Amphenol Corp. - Class A	116	5,265
BMC Software Inc. (c)	107	3,502
Cavium Inc. (c)	144	4,102
Electronic Arts Inc. (c)	159	3,269
Juniper Networks Inc. (c)	200	4,072
Maxim Integrated Products Inc.	253	6,589
NetApp Inc. (c)	185	6,700
Nvidia Corp. (c)	438	6,070
Parametric Technology Corp. (c)	288	5,265
Polycom Inc. (c)	318	5,190
QLIK Technologies Inc. (c)	140	3,395
Xilinx Inc.	226	7,258

		66,507

MATERIALS - 3.5%
Albemarle Corp.	148	7,619
Allegheny Technologies Inc.	76	3,626
CF Industries Holdings Inc.	24	3,465
Chemtura Corp. (c)	409	4,639
Cytec Industries Inc.	82	3,680
Reliance Steel & Aluminum Co.	58	2,829

		25,858

TELECOMMUNICATION SERVICES - 0.7%
Sprint Nextel Corp. (c)	2,250	5,265

UTILITIES - 15.5%
AES Corp. (c)	314	3,714
CMS Energy Corp.	267	5,902
Edison International	211	8,756
Energen Corp.	140	6,998
GenOn Energy Inc. (c)	831	2,169
Great Plains Energy Inc.	123	2,668
Northeast Utilities	187	6,755
NV Energy Inc.	517	8,460
OGE Energy Corp.	36	2,061

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Pinnacle West Capital Corp.	153	7,365
PPL Corp.	513	15,088
Questar Corp.	130	2,573
SCANA Corp.	256	11,529
Sempra Energy	204	11,203
Xcel Energy Inc.	660	18,249

		113,490

Total Common Stocks (cost $715,198)		707,429

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	33,756	33,756

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,052	5,052
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	228	222

		5,274

Total Short Term Investments (cost $39,036)		39,030

Total Investments - 101.7% (cost $754,234)		746,459
Other Assets and Liabilities, Net - (1.7%)		(12,317)

Total Net Assets - 100.0%		$734,142

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 122.3%
CONSUMER DISCRETIONARY - 14.9%
CBS Corp. - Class B (o)	50	$1,344
Darden Restaurants Inc.	24	1,082
DISH Network Corp. - Class A (o)	28	784
Home Depot Inc. (o)	53	2,230
Jos. A. Bank Clothiers Inc. (c)	17	843
Lear Corp. (o)	19	749
Liberty Global Inc. (c)	30	1,251
Liberty Media Corp. (c)	61	997
Lowe’s Cos. Inc.	47	1,194
Macy’s Inc.	22	709
PVH Corp.	12	844
Starwood Hotels & Resorts Worldwide Inc.	21	985
Walt Disney Co. (o)	45	1,670

		14,682

CONSUMER STAPLES - 11.5%
Energizer Holdings Inc. (c)	4	328
General Mills Inc. (o)	59	2,397
PepsiCo Inc.	46	3,058
Procter & Gamble Co. (o)	16	1,041
Unilever NV - ADR (o)	56	1,911
Wal-Mart Stores Inc. (o)	43	2,567

		11,302

ENERGY - 13.1%
Chevron Corp.	10	1,113
Devon Energy Corp. (o)	45	2,809
Exxon Mobil Corp. (o)	57	4,866
Halliburton Co.	33	1,125
National Oilwell Varco Inc.	10	699
Occidental Petroleum Corp.	17	1,622

	Shares/Par (p)	Value
Schlumberger Ltd.	10	650

		12,884

FINANCIALS - 17.6%
Ameriprise Financial Inc. (o)	26	1,276
Hartford Financial Services Group Inc. (o)	58	940
Host Hotels & Resorts Inc.	53	785
Invesco Ltd. (o)	49	985
JPMorgan Chase & Co. (o)	105	3,479
MFA Financial Inc.	82	551
Morgan Stanley	93	1,408
Prudential Financial Inc. (o)	44	2,203
SunTrust Banks Inc. (o)	63	1,111
Travelers Cos. Inc. (o)	43	2,552
U.S. Bancorp	76	2,068

		17,358

HEALTH CARE - 12.9%
Boston Scientific Corp. (c)	187	997
Celgene Corp. (c) (o)	20	1,318
CR Bard Inc.	12	995
Merck & Co. Inc. (o)	48	1,813
Mylan Inc. (c)	46	982
Pfizer Inc.	96	2,074
Teva Pharmaceutical Industries Ltd. - ADR	18	711
Thermo Fisher Scientific Inc. (c)	26	1,170
UnitedHealth Group Inc.	24	1,194
Vertex Pharmaceuticals Inc. (c)	21	693
Warner Chilcott Plc (c) (o)	51	769

		12,716

INDUSTRIALS - 13.3%
Boeing Co. (o)	40	2,941
General Electric Co.	254	4,555
Honeywell International Inc. (o)	49	2,677
Illinois Tool Works Inc. (o)	18	830
Textron Inc. (o)	49	907
Union Pacific Corp. (o)	11	1,143

		13,053

INFORMATION TECHNOLOGY - 26.8%
Accenture Plc (o)	13	693
Adobe Systems Inc. (c) (o)	83	2,343
Apple Inc. (c) (o)	10	3,867
Cisco Systems Inc.	85	1,539
EMC Corp. (c) (o)	140	3,016
Google Inc. - Class A (c) (o)	5	3,282
Juniper Networks Inc. (c) (o)	83	1,703
Maxim Integrated Products Inc.	49	1,265
Microsoft Corp. (o)	100	2,595
NetApp Inc. (c)	34	1,221
Nvidia Corp. (c) (o)	67	923
Parametric Technology Corp. (c) (o)	48	875
QLIK Technologies Inc. (c) (o)	22	542
QUALCOMM Inc.	12	662
Texas Instruments Inc.	17	485
Xilinx Inc.	41	1,311

		26,322

MATERIALS - 5.2%
Chemtura Corp. (c) (o)	67	758
Freeport-McMoRan Copper & Gold Inc.	31	1,154
LyondellBasell Industries NV	50	1,624
Mosaic Co.	31	1,548

		5,084

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	42	1,255
Sprint Nextel Corp. (c)	682	1,595

		2,850

UTILITIES - 4.1%
American Electric Power Co. Inc. (o)	25	1,017
IDACORP Inc.	23	986
PG&E Corp. (o)	16	662
PPL Corp. (o)	36	1,054
Xcel Energy Inc.	13	353

		4,072

Total Common Stocks (cost $120,714)		120,323

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 3.6%
JNL Money Market Fund, 0.02% (a) (h)	3,558	3,558

Total Short Term Investments (cost $3,558)		3,558

Total Investments - 125.9% (cost $124,272)		123,881
Total Securities Sold Short - (25.5%) (proceeds $25,073)		(25,105)
Other Assets and Liabilities, Net - (0.4%)		(372)

Total Net Assets - 100.0%		$ 98,404

SECURITIES SOLD SHORT - 25.5%

COMMON STOCKS - 25.5%

CONSUMER DISCRETIONARY - 5.1%
AutoNation Inc.	9	$ 317
DR Horton Inc.	40	504
Gap Inc.	30	554
Garmin Ltd.	10	381
Genuine Parts Co.	10	593
J.C. Penney Co. Inc.	12	419
New York Times Co. - Class A	88	676
Penske Auto Group Inc.	25	483
Pool Corp.	11	344
Regis Corp.	18	295
VF Corp.	4	470

		5,036

CONSUMER STAPLES - 1.2%
Kimberly-Clark Corp.	9	640
Walgreen Co.	16	544

		1,184

ENERGY - 1.9%
Apache Corp.	10	865
Murphy Oil Corp.	19	1,034

		1,899

FINANCIALS - 3.3%
ACE Ltd.	6	429
Cullen/Frost Bankers Inc.	10	507
eHealth Inc.	36	530
Federated Investors Inc. - Class B	44	669
Valley National Bancorp	42	516
Waddell & Reed Financial Inc. - Class A	26	635

		3,286

HEALTH CARE - 1.1%
Medtronic Inc.	16	597

	Shares/Par (p)	Value
Zimmer Holdings Inc.	9	483

		1,080

INDUSTRIALS - 3.6%
Caterpillar Inc.	11	959
Joy Global Inc.	8	635
Lockheed Martin Corp.	7	588
Northrop Grumman Systems Corp.	9	507
Precision Castparts Corp.	5	826

		3,515

INFORMATION TECHNOLOGY - 6.1%
Ceva Inc.	10	303
Flextronics International Ltd.	80	451
Intel Corp.	32	786
International Business Machines Corp.	7	1,354
Lexmark International Inc.	26	849
QLogic Corp.	49	731
Tech Data Corp.	18	892
Teradata Corp.	14	679

		6,045

MATERIALS - 0.5%
Newmont Mining Corp.	7	444

TELECOMMUNICATION SERVICES - 1.6%
Level 3 Communications Inc.	22	373
US Cellular Corp.	12	515
Verizon Communications Inc.	16	653

		1,541

UTILITIES - 1.1%
CH Energy Group Inc.	8	485
Piedmont Natural Gas Co. Inc.	17	590

		1,075

Total Securities Sold Short - 25.5% (proceeds $25,073)		$ 25,105

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 0.2%
Starwood Hotels & Resorts Worldwide Inc.	26	$ 1,243

FINANCIALS - 97.4%
Real Estate Investment Trusts - 73.0%
Diversified - REITS - 16.7%
Ascendas Real Estate Investment Trust	1,950	2,751
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	894	6,424
Canadian Real Estate Investment Trust (e)	68	2,352
CapitaCommercial Trust	2,231	1,815
Corio NV	116	5,033
Derwent London Plc	137	3,316
Dexus Property Group	4,569	3,879
Digital Realty Trust Inc. (e)	136	9,062
Fonciere Des Regions	26	1,684
Gecina SA	18	1,480
Goodman Group	7,999	4,664
GPT Group	1,750	5,493
H&R Real Estate Investment Trust (e)	243	5,548
Hammerson Plc	789	4,412
Klepierre	103	2,933
Land Securities Group Plc	804	7,932

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Mercialys SA	76	2,463
Segro Plc	843	2,728
Shaftesbury Plc	534	3,872
Stockland	2,690	8,776
Suntec Real Estate Investment Trust	2,096	1,737
Unibail-Rodamco SE	92	16,534
United Urban Investment Corp.	3	3,426
Vornado Realty Trust	164	12,587

		120,901
Industrial - REITS - 2.3%
DCT Industrial Trust Inc.	294	1,507
ProLogis Inc.	521	14,904

		16,411
Office - REITS - 9.5%
Alexandria Real Estate Equities Inc.	134	9,217
Boston Properties Inc.	153	15,282
Douglas Emmett Inc.	104	1,893
Duke Realty Corp.	524	6,319
Great Portland Estates Plc	600	3,011
Highwoods Properties Inc.	143	4,243
ING Office Fund (e)	6,166	3,784
Japan Prime Realty Investment Corp.	1	2,308
Japan Real Estate Investment Corp.	—	3,173
Kilroy Realty Corp.	108	4,105
Nippon Building Fund Inc.	—	3,781
Nomura Real Estate Office Fund Inc.	—	2,323
Piedmont Office Realty Trust Inc.	195	3,328
SL Green Realty Corp.	66	4,426
Societe Immobiliere de Location pour l’Industrie et le Commerce	18	1,770

		68,963
Residential - REITS - 10.1%
Advance Residence Investment Corp.	1	1,246
American Campus Communities Inc.	120	5,027
AvalonBay Communities Inc.	106	13,829
Boardwalk Real Estate Investment Trust (e)	106	5,251
BRE Properties Inc.	63	3,171
Camden Property Trust	93	5,812
Equity Lifestyle Properties Inc.	48	3,201
Equity Residential	270	15,400
Essex Property Trust Inc.	65	9,069
Mid-America Apartment Communities Inc.	83	5,198
UDR Inc.	245	6,137

		73,341
Retail - REITS - 20.5%
Acadia Realty Trust	168	3,377
CapitaMall Trust	3,620	4,745
CBL & Associates Properties Inc.	105	1,641
CFS Retail Property Trust (e)	3,690	6,359
DDR Corp.	91	1,106
Federal Realty Investment Trust	72	6,489
General Growth Properties Inc.	481	7,232
Japan Retail Fund Investment Corp.	2	2,564
Kimco Realty Corp.	385	6,257
Link Real Estate Investment Trust	2,331	8,582
Macerich Co.	198	10,041
National Retail Properties Inc.	200	5,263
Primaris Retail Real Estate Investment Trust	265	5,369
Regency Centers Corp.	133	4,996
RioCan Real Estate Investment Trust (e)	280	7,269
Simon Property Group Inc.	274	35,372
Tanger Factory Outlet Centers Inc.	74	2,176
Taubman Centers Inc.	33	2,074
Westfield Group (e)	2,235	17,855

	Shares/Par (p)	Value
Westfield Retail Trust	3,585	9,129

		147,896
Specialized - REITS - 13.9%
Big Yellow Group Plc	515	1,963
Chartwell Seniors Housing REIT (e)	568	4,742
DiamondRock Hospitality Co.	428	4,127
Extra Space Storage Inc.	107	2,597
HCP Inc.	397	16,461
Health Care REIT Inc.	248	13,534
Healthcare Realty Trust Inc.	90	1,671
Hersha Hospitality Trust	305	1,490
Host Hotels & Resorts Inc.	983	14,517
Public Storage	100	13,454
Senior Housing Properties Trust	132	2,953
Sovran Self Storage Inc.	72	3,072
Sunstone Hotel Investors Inc. (c)	200	1,626
Ventas Inc.	335	18,457

		100,664
Real Estate Management & Development - 24.4%
Real Estate Operating Companies - 18.6%
Agile Property Holdings Ltd. (e)	1,156	1,036
Beni Stabili SpA	1,458	653
Brookfield Properties Corp. (c)	429	6,722
CapitaLand Ltd.	3,330	5,674
CapitaMalls Asia Ltd.	2,023	1,762
China Overseas Land & Investment Ltd. (e)	4,673	7,810
China Resources Land Ltd. (e)	2,766	4,445
City Developments Ltd.	396	2,717
Country Garden Holdings Co. (e)	3,672	1,376
Global Logistic Properties Ltd. (c)	2,930	3,964
GSW Immobilien AG (c)	110	3,194
Hang Lung Properties Ltd.	2,817	8,016
Henderson Land Development Co. Ltd.	849	4,220
Hongkong Land Holdings Ltd.	1,791	8,131
Hysan Development Co. Ltd.	755	2,479
Keppel Land Ltd.	518	887
Kerry Properties Ltd.	981	3,244
Mitsui Fudosan Co. Ltd.	922	13,440
Norwegian Property ASA	809	995
Pebblebrook Hotel Trust	61	1,171
Retail Opportunity Investments Corp. (e)	247	2,919
Shimao Property Holdings Ltd. (e)	1,267	1,081
Sino Land Co.	2,688	3,828
Soho China Ltd. (e)	1,528	1,017
Sumitomo Realty & Development Co. Ltd.	555	9,720
Sun Hung Kai Properties Ltd.	1,899	23,803
Tokyu Land Corp.	480	1,815
Unite Group Plc	683	1,782
Wharf Holdings Ltd.	1,499	6,774

		134,675
Real Estate Services - 5.8%
AEON Mall Co. Ltd.	58	1,229
Castellum AB	296	3,667
Conwert Immobilien Invest SE (e)	222	2,461
Deutsche Wohnen AG	235	3,116
Fabege AB	135	1,057
Mitsubishi Estate Co. Ltd.	1,055	15,763
PSP Swiss Property AG	31	2,603
Sponda OYJ	807	3,259
Swiss Prime Site AG	94	7,033
Wihlborgs Fastigheter AB	143	1,895

		42,083

Total Common Stocks (cost $742,192)		706,177

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 9.5%
Investment Company - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	14,713	14,713

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	53,569	53,569
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	517	504

		54,073

Total Short Term Investments (cost $68,799)		68,786

Total Investments - 107.1% (cost $810,991)		774,963
Other Assets and Liabilities, Net - (7.1%)		(51,400)

Total Net Assets - 100.0%		$ 723,563

JNL/Invesco International Growth Fund

COMMON STOCKS - 90.9%

CONSUMER DISCRETIONARY - 17.1%
Adidas AG	140	$ 9,094
Bayerische Motoren Werke AG	30	2,037
Compagnie Generale des Etablissements Michelin	58	3,430
Compass Group Plc	1,532	14,534
Denso Corp.	257	7,110
Eutelsat Communications Group SA (e)	108	4,208
Grupo Televisa SA - GDR	279	5,877
Hyundai Mobis	30	7,604
Informa Plc	917	5,144
Kingfisher Plc	1,524	5,934
Next Plc	192	8,156
Publicis Groupe	71	3,265
Reed Elsevier Plc	1,129	9,103
Toyota Motor Corp.	202	6,718
WPP Plc	505	5,297
Yamada Denki Co. Ltd.	162	11,031

		108,542

CONSUMER STAPLES - 14.2%
Anheuser-Busch InBev NV	201	12,294
British American Tobacco Plc	219	10,389
Danone SA	126	7,890
Fomento Economico Mexicano SAB de CV - ADR (e)	116	8,119
Imperial Tobacco Group Plc	356	13,457
Koninklijke Ahold NV	497	6,698
L’Oreal SA	39	4,049
Nestle SA	175	10,087
Tesco Plc	1,353	8,476
Unilever NV	251	8,648

		90,107

ENERGY - 10.1%
BG Group Plc	480	10,261
Canadian Natural Resources Ltd.	140	5,258
Cenovus Energy Inc.	178	5,900
Gazprom OAO - ADR	551	5,870
Petroleo Brasileiro SA - ADR	203	4,763
Royal Dutch Shell Plc - Class B	256	9,753
Suncor Energy Inc.	333	9,598
Total SA	83	4,260

	Shares/Par (p)	Value
WorleyParsons Ltd. (e)	336	8,813

		64,476

FINANCIALS - 9.5%
Akbank T.A.S.	1,257	3,996
Banco Bradesco SA - ADR	653	10,899
BNP Paribas	121	4,765
Fairfax Financial Holdings Ltd.	14	5,982
Industrial & Commercial Bank of China	12,843	7,623
Julius Baer Group Ltd. (c)	172	6,732
Kinnevik Investment AB	159	3,092
QBE Insurance Group Ltd. (e)	386	5,119
Swedbank AB	431	5,583
United Overseas Bank Ltd.	568	6,687

		60,478

HEALTH CARE - 11.3%
Bayer AG	50	3,183
CSL Ltd. (e)	159	5,198
Fresenius Medical Care AG & Co. KGaA	110	7,474
GlaxoSmithKline Plc	229	5,237
Novartis AG	188	10,740
Novo-Nordisk A/S	83	9,519
Roche Holding AG	46	7,876
Shire Plc	165	5,748
Smith & Nephew Plc	612	5,946
Teva Pharmaceutical Industries Ltd. - ADR	274	11,040

		71,961

INDUSTRIALS - 9.5%
ABB Ltd.	376	7,078
Brambles Ltd. (e)	1,227	8,983
Canadian National Railway Co.	72	5,641
Fanuc Ltd.	39	5,908
Hutchison Whampoa Ltd.	864	7,237
Keppel Corp. Ltd.	1,154	8,276
Komatsu Ltd.	162	3,782
Nidec Corp.	79	6,858
Schneider Electric SA	70	3,691
Volvo AB	302	3,304

		60,758

INFORMATION TECHNOLOGY - 10.0%
Amadeus IT Holding SA (e)	208	3,377
Canon Inc. (e)	253	11,209
Cap Gemini SA	143	4,454
Infosys Technologies Ltd. - ADR (e)	107	5,514
Keyence Corp.	25	6,048
NHN Corp. (c)	44	8,086
SAP AG	175	9,250
Taiwan Semiconductor Manufacturing Co. Ltd.	3,408	8,533
Telefonaktiebolaget LM Ericsson	710	7,266

		63,737

MATERIALS - 3.6%
Agrium Inc. (e)	73	4,914
BHP Billiton Ltd.	252	8,887
Syngenta AG	30	8,913

		22,714

TELECOMMUNICATION SERVICES - 4.0%
America Movil SAB de CV - ADR	348	7,872
China Mobile Ltd.	738	7,212
Koninklijke KPN NV	92	1,095
VimpelCom Ltd. - ADR	201	1,904
Vodafone Group Plc	2,591	7,199

		25,282

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
UTILITIES - 1.6%
Centrica Plc	1,275	5,727
International Power Plc	862	4,512

		10,239

Total Common Stocks (cost $567,457)		578,294

PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%

Volkswagen AG	42	6,310

Total Preferred Stocks (cost $7,732)		6,310

SHORT TERM INVESTMENTS - 13.4%

Investment Company - 8.6%
JNL Money Market Fund, 0.02% (a) (h)	54,781	54,781

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	30,052	30,052
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	502	489

		30,541

Total Short Term Investments (cost $85,335)		85,322

Total Investments - 105.3% (cost $660,524)		669,926
Other Assets and Liabilities, Net - (5.3%)		(33,465)

Total Net Assets - 100.0%		$636,461

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 15.9%
Amazon.com Inc. (c)	143	$24,738
AutoZone Inc. (c)	15	4,891
BorgWarner Inc. (c)	44	2,810
Coach Inc.	48	2,936
Comcast Corp. - Class A	447	10,602
DIRECTV - Class A (c)	678	28,989
Dollar Tree Inc. (c)	35	2,911
Home Depot Inc.	147	6,194
Las Vegas Sands Corp. (c)	240	10,276
Macy’s Inc.	536	17,235
Nike Inc. - Class B	99	9,543
Prada SpA (c) (e)	1,282	5,802
Starbucks Corp.	382	17,596
Starwood Hotels & Resorts Worldwide Inc.	150	7,209

		151,732

CONSUMER STAPLES - 7.6%
Coca-Cola Co.	282	19,765
CVS Caremark Corp.	574	23,415
Hansen Natural Corp. (c) (e)	51	4,722
Kroger Co.	189	4,571
Mead Johnson Nutrition Co.	41	2,849
Procter & Gamble Co.	261	17,442

		72,764
ENERGY - 11.9%
Anadarko Petroleum Corp.	255	19,465
Cameron International Corp. (c)	194	9,551
Ensco International Plc - ADR	289	13,576

	Shares/Par (p)	Value
Exxon Mobil Corp.	170	14,419
Halliburton Co.	770	26,589
Noble Energy Inc.	67	6,353
Occidental Petroleum Corp.	146	13,712
Weatherford International Ltd. (c)	668	9,776

		113,441

FINANCIALS - 3.7%
BlackRock Inc.	73	13,038
JPMorgan Chase & Co.	673	22,371

		35,409

HEALTH CARE - 8.2%
Allergan Inc.	177	15,487
Allscripts-Misys Healthcare Solutions Inc. (c)	509	9,646
Baxter International Inc.	76	3,759
Celgene Corp. (c)	104	7,020
Express Scripts Inc. (c)	290	12,942
Gilead Sciences Inc. (c)	206	8,412
UnitedHealth Group Inc.	412	20,887

		78,153

INDUSTRIALS - 10.8%
ABB Ltd. - ADR	787	14,813
Boeing Co.	93	6,843
Cummins Inc.	120	10,548
Danaher Corp.	341	16,031
Foster Wheeler AG (c)	526	10,068
Ingersoll-Rand Plc	208	6,337
JB Hunt Transport Services Inc.	176	7,942
Precision Castparts Corp.	102	16,770
Union Pacific Corp.	128	13,511

		102,863

INFORMATION TECHNOLOGY - 32.0%
Accenture Plc - Class A	99	5,258
Agilent Technologies Inc. (c)	356	12,428
Apple Inc. (c)	205	83,213
Baidu.com - ADR (c)	57	6,654
Broadcom Corp. - Class A	393	11,525
Check Point Software Technologies Ltd. (c)	139	7,323
Citrix Systems Inc. (c)	173	10,515
Cognizant Technology Solutions Corp. - Class A (c)	280	18,037
eBay Inc. (c)	265	8,036
EMC Corp. (c)	934	20,119
F5 Networks Inc. (c)	38	4,016
Google Inc. - Class A (c)	53	34,435
Juniper Networks Inc. (c)	121	2,473
MasterCard Inc.	24	9,021
NetApp Inc. (c)	206	7,479
Oracle Corp.	75	1,922
QUALCOMM Inc.	490	26,812
Rovi Corp. (c)	486	11,934
SanDisk Corp. (c)	66	3,234
Visa Inc. - Class A	172	17,429
Xilinx Inc.	119	3,800

		305,663
MATERIALS - 3.1%
Goldcorp Inc.	347	15,365
Monsanto Co.	121	8,504
Mosaic Co.	120	6,043

		29,912

TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR	208	4,696

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
American Tower Corp. - Class A	303	18,187

		22,883

Total Common Stocks (cost $882,823)		912,820

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 4.4%
JNL Money Market Fund, 0.02% (a) (h)	41,976	41,976

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	2,895	2,895
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	179	174

		3,069

Total Short Term Investments (cost $45,050)		45,045

Total Investments - 100.3% (cost $927,873)		957,865
Other Assets and Liabilities, Net - (0.3%)		(2,884)

Total Net Assets - 100.0%		$954,981

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 16.9%
Choice Hotels International Inc.	31	$1,190
Darden Restaurants Inc.	26	1,189
Dick’s Sporting Goods Inc.	36	1,331
Domino’s Pizza Inc. (c)	41	1,381
DSW Inc. - Class A	29	1,264
Foot Locker Inc.	57	1,350
GameStop Corp. - Class A (c)	50	1,212
Group 1 Automotive Inc.	28	1,426
Jack in the Box Inc. (c)	57	1,181
Life Time Fitness Inc. (c)	37	1,728
Maidenform Brands Inc. (c)	54	989
Michael Kors Holdings Ltd. (c)	40	1,099
Monro Muffler Brake Inc.	36	1,378
Penn National Gaming Inc. (c)	47	1,771
Pool Corp.	45	1,357
Steven Madden Ltd. (c)	47	1,629
Tenneco Inc. (c)	35	1,047
Tractor Supply Co.	19	1,302
TRW Automotive Holdings Corp. (c)	28	920
Under Armour Inc. - Class A (c) (e)	21	1,517
Urban Outfitters Inc. (c)	49	1,344
Vitamin Shoppe Inc. (c)	36	1,446
Weight Watchers International Inc.	20	1,116

		30,167

CONSUMER STAPLES - 4.3%
B&G Foods Inc.	74	1,778
Diamond Foods Inc.	23	755
Lancaster Colony Corp. (e)	25	1,750
Nu Skin Enterprises Inc. - Class A	42	2,038
Ruddick Corp.	31	1,330

		7,651

ENERGY - 6.9%
Atwood Oceanics Inc. (c)	31	1,236
Bill Barrett Corp. (c)	33	1,126
Dresser-Rand Group Inc. (c)	30	1,497

	Shares/Par (p)	Value
Dril-Quip Inc. (c)	23	1,484
FMC Technologies Inc. (c)	31	1,609
James River Coal Co. (c) (e)	107	738
Lufkin Industries Inc.	19	1,252
Patterson-UTI Energy Inc.	52	1,038
Resolute Energy Corp. (c) (e)	98	1,055
SandRidge Energy Inc. (c)	170	1,390

		12,425

FINANCIALS - 5.7%
Affiliated Managers Group Inc. (c)	17	1,617
Brown & Brown Inc.	64	1,444
Colonial Properties Trust	70	1,456
Greenhill & Co. Inc. (e)	16	570
Huntington Bancshares Inc.	183	1,004
ProAssurance Corp.	23	1,831
Stifel Financial Corp. (c)	25	807
SVB Financial Group (c)	30	1,446

		10,175

HEALTH CARE - 17.1%
Acorda Therapeutics Inc. (c)	36	848
Allscripts-Misys Healthcare Solutions Inc. (c)	76	1,444
BioMarin Pharmaceutical Inc. (c)	56	1,941
Bruker Corp. (c)	62	767
Centene Corp. (c)	41	1,628
Chemed Corp.	26	1,331
Health Management Associates Inc. - Class A (c)	128	940
HMS Holdings Corp. (c)	41	1,296
Incyte Corp. (c) (e)	96	1,435
Insulet Corp. (c)	50	945
Masimo Corp. (c)	55	1,028
Mednax Inc. (c)	19	1,396
Meridian Bioscience Inc.	44	830
Parexel International Corp. (c)	64	1,333
PerkinElmer Inc.	50	993
PSS World Medical Inc. (c) (e)	50	1,209
Quality Systems Inc.	27	1,014
Salix Pharmaceuticals Ltd. (c)	39	1,857
Sirona Dental Systems Inc. (c)	31	1,356
STERIS Corp.	44	1,326
Techne Corp.	17	1,150
United Therapeutics Corp. (c)	29	1,385
VCA Antech Inc. (c)	46	902
Zoll Medical Corp. (c)	36	2,257

		30,611

INDUSTRIALS - 14.5%
Corrections Corp. of America (c)	71	1,440
CoStar Group Inc. (c) (e)	31	2,061
Crane Co.	31	1,450
Forward Air Corp.	40	1,288
Hexcel Corp. (c)	66	1,609
HUB Group Inc. - Class A (c)	46	1,492
Kennametal Inc.	34	1,245
Lincoln Electric Holdings Inc.	39	1,520
Lindsay Corp.	23	1,241
Tetra Tech Inc. (c)	66	1,435
Thomas & Betts Corp. (c)	29	1,573
TransDigm Group Inc. (c)	34	3,277
WABCO Holdings Inc. (c)	31	1,333
Wabtec Corp.	31	2,150
Watsco Inc.	22	1,449
WESCO International Inc. (c)	26	1,392

		25,955

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 24.8%
Alliance Data Systems Corp. (c)	16	1,704
Ancestry.com Inc. (c)	33	753
Ansys Inc. (c)	26	1,475
Aspen Technology Inc. (c)	93	1,619
BroadSoft Inc. (c) (e)	45	1,346
Cavium Inc. (c)	49	1,390
Ciena Corp. (c)	57	684
CommVault Systems Inc. (c)	42	1,782
Cymer Inc. (c)	29	1,436
Fair Isaac Corp.	43	1,541
Finisar Corp. (c)	60	1,007
Hittite Microwave Corp. (c)	28	1,367
Informatica Corp. (c)	47	1,718
Interactive Intelligence Group (c)	36	823
Littelfuse Inc.	27	1,169
Manhattan Associates Inc. (c)	43	1,735
Micros Systems Inc. (c)	35	1,609
Microsemi Corp. (c)	77	1,292
NetGear Inc. (c)	41	1,366
Open Text Corp. (c) (e)	24	1,238
Parametric Technology Corp. (c)	54	988
PMC - Sierra Inc. (c)	204	1,126
Polycom Inc. (c)	62	1,015
Power Integrations Inc. (e)	44	1,458
Quest Software Inc. (c)	63	1,175
RightNow Technologies Inc. (c)	43	1,826
Semtech Corp. (c)	66	1,650
SolarWinds Inc. (c)	64	1,776
Teradyne Inc. (c)	102	1,387
ValueClick Inc. (c)	100	1,632
Volterra Semiconductor Corp. (c)	54	1,377
WebMD Health Corp. - Class A (c)	22	834
Websense Inc. (c)	56	1,052

		44,350

MATERIALS - 4.7%
Allied Nevada Gold Corp. (c)	15	451
Carpenter Technology Corp.	30	1,529
Detour Gold Corp. (c)	18	451
Grief Inc. - Class A	24	1,078
Intrepid Potash Inc. (c)	38	870
Olin Corp.	70	1,377
Rockwood Holdings Inc. (c)	27	1,047
Solutia Inc.	88	1,516

		8,319

TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	36	1,557

UTILITIES - 1.6%
Energen Corp.	26	1,307
ITC Holdings Corp.	21	1,597

		2,904

Total Common Stocks (cost $167,840)		174,114

SHORT TERM INVESTMENTS - 7.0%

Investment Company - 2.6%
JNL Money Market Fund, 0.02% (a) (h)	4,663	4,663

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	7,780	7,780

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	157	153

		7,933

Total Short Term Investments (cost $12,600)		12,596

Total Investments - 104.4% (cost $180,440)		186,710
Other Assets and Liabilities, Net - (4.4%)		(7,924)

Total Net Assets - 100.0%		$178,786

JNL/JPMorgan International Value Fund

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 7.2%
Bridgestone Corp.	234	$5,303
Honda Motor Co. Ltd. (e)	249	7,596
InterContinental Hotels Group Plc	319	5,741
Nissan Motor Co. Ltd.	1,190	10,699
PPR SA	37	5,361
Sodexo SA	105	7,512

		42,212

CONSUMER STAPLES - 5.6%
Asahi Breweries Ltd. (e)	232	5,087
British American Tobacco Plc	222	10,553
Japan Tobacco Inc.	2	9,247
Unilever NV	234	8,052

		32,939

ENERGY - 12.8%
BP Plc	1,784	12,762
Cairn Energy Plc (c)	913	3,761
CNOOC Ltd.	2,766	4,836
JX Holdings Inc.	1,266	7,650
Repsol YPF SA (e)	343	10,543
Royal Dutch Shell Plc	919	33,832
Tullow Oil Plc	78	1,691

		75,075

FINANCIALS - 21.2%
African Bank Investments Ltd.	903	3,835
Allianz SE	115	10,970
Australia & New Zealand Banking Group Ltd.	441	9,268
Aviva Plc	1,375	6,422
Banco Bilbao Vizcaya Argentaria SA (e)	811	7,014
Barclays Plc	1,984	5,424
BNP Paribas	189	7,439
China Construction Bank Corp.	8,969	6,259
Credit Suisse Group AG (c)	129	3,041
Deutsche Boerse AG (f)	69	3,626
DnB NOR ASA	441	4,320
Erste Group Bank AG	75	1,311
HSBC Holdings Plc	1,659	12,651
ING Groep NV (c)	600	4,315
Lloyds Banking Group Plc (c)	4,242	1,706
Nordea Bank AB	1,014	7,850
QBE Insurance Group Ltd.	256	3,385
Standard Chartered Plc	210	4,586
Sumitomo Mitsui Financial Group Inc.	496	13,816
Swiss Re Ltd. (c)	139	7,081

		124,319

HEALTH CARE - 9.0%
Bayer AG	214	13,712

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
GlaxoSmithKline Plc	585	13,377
Roche Holding AG	55	9,249
Sanofi-Aventis SA	158	11,603
Teva Pharmaceutical Industries Ltd. - ADR	119	4,807

		52,748

INDUSTRIALS - 11.6%
Amada Co. Ltd.	490	3,106
Cie de Saint-Gobain	89	3,428
East Japan Railway Co.	73	4,622
European Aeronautic Defence & Space Co. NV	259	8,109
Experian Plc	293	3,982
Hutchison Whampoa Ltd.	985	8,250
Marubeni Corp.	764	4,655
Mitsubishi Electric Corp.	568	5,446
Mitsui & Co. Ltd.	219	3,398
Nippon Sheet Glass Co. Ltd.	977	1,828
Ruukki Group Oyj (e)	583	672
Schneider Electric SA	173	9,123
Sumitomo Corp.	833	11,282

		67,901

INFORMATION TECHNOLOGY - 7.2%
Canon Inc. (e)	173	7,664
Fujitsu Ltd.	1,908	9,916
HON HAI Precision Industry Co. Ltd.	1,700	4,655
Samsung Electronics Co. Ltd.	12	10,744
Telefonaktiebolaget LM Ericsson	878	8,977

		41,956

MATERIALS - 5.1%
BASF SE	105	7,328
First Quantum Minerals Ltd.	223	4,380
Holcim Ltd.	104	5,567
Petropavlovsk Plc	156	1,491
Solvay SA	63	5,169
UPM-Kymmene Oyj	562	6,194

		30,129

TELECOMMUNICATION SERVICES - 9.9%
BT Group Plc	1,364	4,044
Deutsche Telekom AG	377	4,324
KDDI Corp.	1	6,534
Koninklijke KPN NV	239	2,855
KT Corp. - ADR (e)	266	4,168
Nippon Telegraph & Telephone Corp.	194	9,908
Telecom Corp. of New Zealand Ltd.	2,611	4,207
Vodafone Group Plc	7,905	21,963

		58,003

UTILITIES - 7.7%
Centrica Plc	1,739	7,811
E.ON AG	473	10,210
GDF Suez	345	9,418
International Power Plc	1,202	6,296
Snam Rete Gas SpA	1,876	8,268
Suez Environnement SA	278	3,205

		45,208

Total Common Stocks (cost $622,946)		570,490

PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	38	5,641

Total Preferred Stocks (cost $6,052)		5,641

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 5.6%

Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	7,677	7,677

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	25,062	25,062
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	453	441

		25,503

Total Short Term Investments (cost $33,191)		33,180

Total Investments - 103.9% (cost $662,189)		609,311
Other Assets and Liabilities, Net - (3.9%) (o)		(22,738)

Total Net Assets - 100.0%		$ 586,573

JNL/JPMorgan Mid Cap Growth Fund

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 18.5%
Abercrombie & Fitch Co. - Class A	39	$ 1,905
BorgWarner Inc. (c)	100	6,368
Coach Inc.	75	4,553
Deckers Outdoor Corp. (c)	45	3,393
Dick’s Sporting Goods Inc.	76	2,792
Fossil Inc. (c)	39	3,071
Harley-Davidson Inc.	181	7,051
International Game Technology	333	5,721
Lululemon Athletica Inc. (c) (e)	74	3,467
Marriott International Inc.	214	6,245
Michael Kors Holdings Ltd. (c)	129	3,510
NetFlix Inc. (c)	25	1,698
Royal Caribbean Cruises Ltd.	157	3,886
Sally Beauty Holdings Inc. (c)	250	5,274
Sirius XM Radio Inc. (c) (e)	3,362	6,118
Sotheby’s - Class A	76	2,157
Tempur-Pedic International Inc. (c)	56	2,952
Tesla Motors Inc. (c) (e)	81	2,322
Toll Brothers Inc. (c)	252	5,136
Wynn Resorts Ltd.	34	3,701

		81,320

CONSUMER STAPLES - 0.9%
Diamond Foods Inc. (e)	58	1,885
Green Mountain Coffee Roasters Inc. (c) (e)	45	2,000

		3,885

ENERGY - 8.5%
Cameron International Corp. (c)	183	8,978
CARBO Ceramics Inc.	22	2,763
Concho Resources Inc. (c)	104	9,703
Core Laboratories NV (e)	49	5,583
Laredo Petroleum Holdings Inc. (c)	75	1,666
Newfield Exploration Co. (c)	96	3,611
Range Resources Corp.	81	5,029

		37,333

FINANCIALS - 7.4%
Air Lease Corp. (c) (e)	207	4,908
Blackstone Group LP	273	3,819
BOK Financial Corp.	85	4,691
Lazard Ltd. - Class A	147	3,825

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Moody’s Corp.	140	4,709
Och-Ziff Capital Management Group LLC - Class A	93	779
ProLogis Inc.	133	3,788
T. Rowe Price Group Inc.	110	6,273

		32,792

HEALTH CARE - 12.9%
Alexion Pharmaceuticals Inc. (c)	77	5,498
Brookdale Senior Living Inc. (c)	323	5,615
Bruker Corp. (c)	185	2,291
Coventry Health Care Inc. (c)	137	4,167
Humana Inc.	84	7,386
Illumina Inc. (c)	58	1,774
Lincare Holdings Inc.	184	4,728
Perrigo Co.	48	4,709
Sirona Dental Systems Inc. (c)	90	3,964
Thoratec Corp. (c)	134	4,484
Valeant Pharmaceuticals International Inc. (c)	208	9,712
Vertex Pharmaceuticals Inc. (c)	70	2,331

		56,659

INDUSTRIALS - 19.9%
AGCO Corp. (c)	77	3,296
Armstrong World Industries Inc. (c)	113	4,949
Avis Budget Group Inc. (c)	235	2,518
Carlisle Cos. Inc.	133	5,905
Cooper Industries Plc	75	4,040
Cummins Inc.	48	4,263
Goodrich Corp.	11	1,398
IHS Inc. - Class A (c)	61	5,282
JB Hunt Transport Services Inc.	115	5,201
MSC Industrial Direct Co. - Class A	51	3,656
Pall Corp.	164	9,395
Parker Hannifin Corp.	50	3,774
Roper Industries Inc.	57	4,932
Stericycle Inc. (c)	68	5,327
TransDigm Group Inc. (c)	63	6,032
Wabtec Corp.	99	6,932
WW Grainger Inc.	55	10,370

		87,270

INFORMATION TECHNOLOGY - 26.3%
Agilent Technologies Inc. (c)	147	5,138
Alliance Data Systems Corp. (c)	82	8,463
Aruba Networks Inc. (c)	152	2,823
Avago Technologies Ltd.	164	4,742
CGI Group Inc. - Class A (c)	137	2,590
Citrix Systems Inc. (c)	85	5,161
Concur Technologies Inc. (c)	64	3,251
F5 Networks Inc. (c)	59	6,261
FactSet Research Systems Inc.	39	3,395
FleetCor Technologies Inc. (c)	118	3,513
Fortinet Inc. (c)	165	3,597
Freescale Semiconductor Holdings I Ltd. (c) (e)	248	3,137
KLA-Tencor Corp.	106	5,110
Microchip Technology Inc. (e)	146	5,363
Micros Systems Inc. (c)	95	4,439
NetApp Inc. (c)	101	3,652
Nuance Communications Inc. (c)	226	5,691
OpenTable Inc. (c) (e)	56	2,176
Polycom Inc. (c)	263	4,285
Rackspace Hosting Inc. (c)	86	3,716
Red Hat Inc. (c)	127	5,231
Salesforce.com Inc. (c)	27	2,729
TE Connectivity Ltd.	149	4,603

	Shares/Par (p)	Value
TIBCO Software Inc. (c)	87	2,090
VeriFone Holdings Inc. (c)	100	3,552
Xilinx Inc.	181	5,809
Zebra Technologies Corp. - Class A (c)	78	2,794
Zynga Inc. - Class A (c) (e)	237	2,233

		115,544

MATERIALS - 3.7%
FMC Corp.	89	7,649
Grief Inc. - Class A	61	2,797
Sherwin-Williams Co.	65	5,802

		16,248

Total Common Stocks (cost $435,035)		431,051

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	8,757	8,757

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	35,148	35,148
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	225	219

		35,367

Total Short Term Investments (cost $44,129)		44,124

Total Investments - 108.2% (cost $479,164)		475,175
Other Assets and Liabilities, Net - (8.2%)		(35,980)

Total Net Assets - 100.0%		$439,195

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 5.5%
CFAO SA	207	$7,013
Cia Hering	38	668
Corp GEO SAB de CV (c) (e)	274	338
Daphne International Holdings Ltd.	438	488
Desarrolladora Homex SAB de CV - ADR (c) (e)	238	4,008
Grupo Televisa SA - GDR	587	12,361
Hyundai Mobis	42	10,578
MRV Engenharia e Participacoes SA	105	602
Tofas Turk Otomobil Fabrikasi A/S	116	364
Truworths International Ltd.	1,565	14,315
Woongjin Coway Co. Ltd.	415	13,219

		63,954
CONSUMER STAPLES - 14.1%
British American Tobacco Plc	514	8,096
Cia de Bebidas das Americas - ADR	361	13,021
CP ALL PCL	5,732	9,402
Eastern Tobacco	259	4,002
Hite Jinro Co. Ltd.	184	4,018
Kimberly-Clark de Mexico SAB de CV	1,546	8,406
KT&G Corp.	383	27,075
Magnit OJSC - GDR (r)	357	7,563
Massmart Holdings Ltd.	261	5,457
Natura Cosmeticos SA	851	16,537
Oriflame Cosmetics SA - SDR (e)	227	7,174
Shoprite Holdings Ltd.	1,323	22,322

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Souza Cruz SA	1,342	16,489
Tiger Brands Ltd.	485	15,076

		164,638

ENERGY - 7.1%
Alliance Oil Co. Ltd. - SDR (c) (e)	58	720
Banpu Public Co. Ltd.	739	12,789
Eurasia Drilling Co. Ltd. - GDR (e)	19	449
Gazprom OAO - ADR	1,503	16,026
Lukoil OAO - ADR	176	9,349
Oil & Gas Development Co. Ltd.	4,385	7,395
Pacific Rubiales Energy Corp.	29	529
Pakistan Petroleum Ltd.	4,406	8,249
Petroleo Brasileiro SA - ADR	27	637
PT Tambang Batubara Bukit Asam Tbk	4,412	8,442
PTT Exploration & Production PCL	304	1,621
TMK OAO - GDR	38	341
YPF SA - ADR	486	16,842

		83,389

FINANCIALS - 21.5%
Agricultural Bank of China	1,762	758
Akbank T.A.S.	2,828	8,989
Banco do Brasil SA	3,011	38,255
BanColombia SA - ADR (e)	12	697
Bank Mandiri Persero Tbk PT	11,301	8,413
Bank of India	1,397	7,008
Bank Rakyat Indonesia Persero Tbk PT	721	537
China Construction Bank Corp.	16,004	11,169
Commercial International Bank	3,094	9,622
Grupo Financiero Banorte SAB de CV	138	419
Halyk Savings Bank of Kazakhstan JSC - GDR (c)	97	470
ICICI Bank Ltd. - ADR	19	510
Kasikornbank PCL	1,731	6,832
KB Financial Group Inc.	440	13,876
Korea Life Insurance Co. Ltd.	2,633	16,939
Nedbank Group Ltd.	626	11,237
OTP Bank Rt (e)	984	12,999
Ping an Insurance Group Co. of China Ltd.	112	738
Punjab National Bank Ltd.	1,140	16,767
Sanlam Ltd.	2,612	9,335
Sberbank of Russia - ADR	2,108	20,955
Shinhan Financial Group Co. Ltd.	809	27,973
SM Investments Corp.	39	524
Standard Bank Group Ltd.	845	10,331
Turkiye Is Bankasi SA	9,386	16,406

		251,759

INDUSTRIALS - 7.9%
Bharat Heavy Electricals Ltd.	2,756	12,395
Bidvest Group Ltd.	834	16,002
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	415	446
China National Materials Co. Ltd. (e)	1,125	400
China State Construction International Holdings Ltd. (e)	898	637
Cia de Concessoes Rodoviarias	1,598	10,466
Globaltrans Investment Plc - GDR	44	604
KOC Holding A/S	3,328	9,981
KOC Holding A/S - ADR	26	382
Localiza Rent a Car SA	39	531
Murray & Roberts Holdings Ltd. (c)	2,110	6,705
Orascom Construction Industries	376	12,603
Samsung Engineering Co. Ltd.	3	442
United Tractors Tbk PT	3,884	11,285

	Shares/Par (p)	Value
Weichai Power Co. Ltd. (e)	2,009	9,883

		92,762

INFORMATION TECHNOLOGY - 17.4%
AAC Technologies Holdings Inc.	234	526
Cielo SA	1,783	46,076
Cielo SA - ADR	20	512
HON HAI Precision Industry Co. Ltd.	112	307
HON HAI Precision Industry Co. Ltd. - GDR	1,793	9,860
HTC Corp.	779	12,789
HTC Corp. - GDR	5	321
Infosys Technologies Ltd. - ADR (e)	139	7,147
MediaTek Inc.	994	9,109
Netease.com - ADR (c)	174	7,790
NHN Corp. (c)	86	15,846
Redecard SA	2,866	44,858
Samsung Electronics Co. Ltd.	31	28,115
Synnex Technology International Corp.	246	594
Taiwan Semiconductor Manufacturing Co. Ltd.	145	363
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,467	18,936
Tripod Technology Corp.	181	436

		203,585

MATERIALS - 13.2%
Cia Siderurgica Nacional SA - ADR	1,656	13,549
First Quantum Minerals Ltd.	922	18,139
Grupo Mexico SAB de CV	7,365	19,364
Hidili Industry International Development Ltd. (e)	805	239
Huabao International Holdings Ltd. (e)	17,948	9,174
Jindal Steel & Power Ltd.	1,257	10,724
Kumba Iron Ore Ltd. (e)	153	9,477
Kumba Resources Ltd.	33	691
Pretoria Portland Cement Co. Ltd.	2,701	9,165
Semen Gresik Persero Tbk PT	11,614	14,665
Siam Cement PCL	800	9,278
Uralkali - GDR (e)	315	11,357
Uralkali - GDR	7	250
Vale SA - ADR	1,332	28,555

		154,627

TELECOMMUNICATION SERVICES - 9.5%
America Movil SAB de CV - ADR	721	16,290
Egyptian Co. for Mobile Services	186	2,423
Mobile Telesystems - ADR	1,317	19,328
NII Holdings Inc. - Class B (c)	18	386
Philippine Long Distance Telephone Co. - ADR	481	27,721
PT Telekomunikasi Indonesia - ADR	796	24,473
Turkcell Iletisim Hizmet A/S	4,253	19,943
Turkcell Iletisim Hizmet A/S - ADR (c)	32	373

		110,937
UTILITIES - 2.1%
Companhia Energetica de Minas Gerais - ADR (e)	968	17,213
Perusahaan Gas Negara PT	22,215	7,778

		24,991

Total Common Stocks (cost $1,265,306)		1,150,642

PREFERRED STOCKS - 0.0%

INDUSTRIALS - 0.0%
Marcopolo SA	131	497

Total Preferred Stocks (cost $511)		497

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 5.2%

Investment Company - 0.7%
JNL Money Market Fund, 0.02% (a) (h)	8,651	8,651

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	51,812	51,812
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	431	420

		52,232

Total Short Term Investments (cost $60,894)		60,883

Total Investments - 103.5% (cost $1,326,711)		1,212,022
Other Assets and Liabilities, Net - (3.5%)		(40,869)

Total Net Assets - 100.0%		$ 1,171,153

JNL/M&G Global Leaders Fund

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 13.9%
Aaron’s Inc.	8	$ 219
Amer Sports Oyj	36	422
CBS Corp.	18	499
Expedia Inc.	5	152
Harley-Davidson Inc.	12	455
Lowe’s Cos. Inc.	28	716
Madison Square Garden Inc. - Class A (c)	8	235
MGM Resorts International (c)	36	375
Orient-Express Hotels Ltd. - Class A (c)	16	120
Pioneer Corp. (c)	73	328
Pulte Homes Inc. (c)	30	192
Sega Sammy Holdings Inc.	26	564
Time Warner Cable Inc.	9	559
TripAdvisor Inc. (c)	9	218

		5,054

CONSUMER STAPLES - 12.1%
CVS Caremark Corp.	18	734
Dr. Pepper Snapple Group Inc.	9	355
HJ Heinz Co.	14	735
Kobayashi Pharmaceutical Co. Ltd.	7	389
Lawson Inc.	11	681
Metro AG	9	333
SUPERVALU Inc. (e)	22	179
Tesco Plc	109	681
Treasury Wine Estates Ltd.	83	313

		4,400

ENERGY - 10.3%
Anadarko Petroleum Corp.	8	572
China Petroleum & Chemical Corp.	378	398
Forest Oil Corp. (c)	22	303
Hess Corp.	7	392
Marathon Oil Corp.	14	404
Repsol YPF SA (e)	16	487
Santos Ltd. (e)	27	339
Sunoco Inc.	11	435
Talisman Energy Inc.	34	432

		3,762

FINANCIALS - 8.7%
AIA Group Ltd.	2	8

	Shares/Par (p)	Value
Citigroup Inc.	23	615
GAM Holding Ltd.	40	431
Krung Thai Bank PCL	750	354
Krung Thai Bank PCL - NVDR	278	131
NOMOS-BANK - GDR (c)	27	260
Principal Financial Group Inc.	15	361
State Bank of India Ltd. - GDR	2	150
Unum Group	9	185
Wells Fargo & Co.	25	697

		3,192

HEALTH CARE - 12.0%
CIGNA Corp.	13	542
Eli Lilly & Co.	16	673
Haemonetics Corp. (c)	2	147
Medicis Pharmaceutical Corp. - Class A	4	120
Merck KGaA	3	261
Myriad Genetics Inc. (c)	20	417
Novartis AG	10	553
Pfizer Inc.	36	783
Sanofi-Aventis SA	12	900

		4,396

INDUSTRIALS - 15.0%
ABM Industries Inc.	14	285
Deutsche Lufthansa AG	26	312
Fiat Industrial SpA (c)	25	215
Fortune Brands Home & Security Inc. (c)	19	317
General Electric Co.	47	833
ITT Corp.	6	112
JGC Corp.	22	528
Nidec Corp.	7	643
Noble Group Ltd.	356	310
Northrop Grumman Systems Corp.	9	509
Rolls-Royce Holdings Plc (c)	23	268
Snap-On Inc.	10	516
Toyota Tsusho Corp.	11	187
UTi Worldwide Inc.	13	173
Xylem Inc.	11	275

		5,483

INFORMATION TECHNOLOGY - 15.5%
Cisco Systems Inc.	45	817
eBay Inc. (c)	23	701
Hitachi Ltd.	119	625
Intel Corp.	28	689
Nomura Research Institute Ltd.	15	328
Omron Corp.	11	213
Parametric Technology Corp. (c)	14	261
QUALCOMM Inc.	16	886
SAP AG	10	515
Yokogawa Electric Corp. (c)	70	630

		5,665

MATERIALS - 5.0%
AbitibiBowater Inc. (c) (e)	12	177
Anglo American Plc	15	564
BASF SE	3	215
Newmont Mining Corp.	12	690
Tikkurila Oyj (e)	10	163

		1,809

TELECOMMUNICATION SERVICES - 1.5%
China Communication Services Corp. Ltd.	382	172
Deutsche Telekom AG	33	378

		550

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
UTILITIES - 1.7%
EDP - Energias do Brasil SA	27	610

Total Common Stocks (cost $36,215)		34,921

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	668	668

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	940	940

Total Short Term Investments (cost $1,608)		1,608

Total Investments - 100.1% (cost $37,823)		36,529
Other Assets and Liabilities, Net - (0.1%)		(19)

Total Net Assets - 100.0%		$36,510

JNL/Mellon Capital Management S&P 500 Index Fund

COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 10.4%
Abercrombie & Fitch Co. - Class A	8	$385
Amazon.com Inc. (c)	35	6,025
Apollo Group Inc. - Class A (c)	11	591
AutoNation Inc. (c) (e)	6	211
AutoZone Inc. (c)	3	881
Bed Bath & Beyond Inc. (c)	23	1,335
Best Buy Co. Inc.	29	679
Big Lots Inc. (c)	7	256
BorgWarner Inc. (c)	9	603
Cablevision Systems Corp. - Class A	21	295
Carmax Inc. (c)	21	653
Carnival Corp.	44	1,447
CBS Corp. - Class B	64	1,742
Chipotle Mexican Grill Inc. (c)	3	988
Coach Inc.	28	1,701
Comcast Corp. - Class A	262	6,214
Darden Restaurants Inc.	12	560
DeVry Inc.	6	212
DIRECTV - Class A (c)	68	2,901
Discovery Communications Inc. - Class A (c)	26	1,057
Dollar Tree Inc. (c)	10	852
DR Horton Inc.	25	319
Expedia Inc.	9	261
Family Dollar Stores Inc.	11	635
Ford Motor Co.	363	3,901
GameStop Corp. - Class A (c) (e)	13	307
Gannett Co. Inc.	22	289
Gap Inc.	35	653
Genuine Parts Co.	15	906
Goodyear Tire & Rubber Co. (c)	22	311
H&R Block Inc.	30	483
Harley-Davidson Inc.	22	867
Harman International Industries Inc.	6	239
Hasbro Inc.	12	391
Home Depot Inc.	149	6,269
International Game Technology	27	464
Interpublic Group of Cos. Inc.	44	428
J.C. Penney Co. Inc.	14	476

	Shares/Par (p)	Value
Johnson Controls Inc.	65	2,033
Kohl’s Corp.	25	1,211
Leggett & Platt Inc.	13	296
Lennar Corp. - Class A (e)	14	284
Limited Brands Inc.	24	961
Lowe’s Cos. Inc. (e)	120	3,056
Macy’s Inc.	41	1,319
Marriott International Inc. - Class A	26	745
Mattel Inc.	32	898
McDonald’s Corp.	98	9,862
McGraw-Hill Cos. Inc.	28	1,276
NetFlix Inc. (c)	5	347
Newell Rubbermaid Inc.	26	423
News Corp. - Class A	211	3,760
Nike Inc. - Class B	36	3,429
Nordstrom Inc.	15	751
O’Reilly Automotive Inc. (c)	13	1,025
Omnicom Group Inc.	26	1,174
Priceline.com Inc. (c)	5	2,224
Pulte Homes Inc. (c)	30	191
Ralph Lauren Corp. - Class A (e)	6	834
Ross Stores Inc.	22	1,037
Scripps Networks Interactive Inc. - Class A	10	404
Sears Holdings Corp. (c) (f)	4	125
Stanley Black & Decker Inc.	16	1,073
Staples Inc.	67	929
Starbucks Corp.	71	3,278
Starwood Hotels & Resorts Worldwide Inc.	18	870
Target Corp.	64	3,301
Tiffany & Co.	12	796
Time Warner Cable Inc.	31	1,978
Time Warner Inc.	96	3,477
TJX Cos. Inc.	36	2,351
TripAdvisor Inc. (c) (e)	9	226
Urban Outfitters Inc. (c)	11	309
VF Corp.	8	1,037
Viacom Inc. - Class B	53	2,410
Walt Disney Co.	172	6,468
Washington Post Co. - Class B (e)	—	175
Whirlpool Corp. (e)	7	326
Wyndham Worldwide Corp.	15	579
Wynn Resorts Ltd.	7	822
Yum! Brands Inc.	44	2,619

		117,476

CONSUMER STAPLES - 11.1%
Altria Group Inc.	197	5,855
Archer-Daniels-Midland Co.	64	1,816
Avon Products Inc.	41	712
Beam Inc.	15	748
Brown-Forman Corp. - Class B	9	747
Campbell Soup Co.	16	546
Clorox Co.	13	844
Coca-Cola Co.	218	15,222
Coca-Cola Enterprises Inc.	31	793
Colgate-Palmolive Co.	46	4,288
ConAgra Foods Inc.	39	1,021
Constellation Brands Inc. - Class A (c) (e)	16	333
Costco Wholesale Corp.	42	3,482
CVS Caremark Corp.	125	5,096
Dean Foods Co. (c)	16	185
Dr. Pepper Snapple Group Inc.	21	827
Estee Lauder Cos. Inc. - Class A	11	1,197
General Mills Inc.	62	2,497
Hershey Co.	15	900
HJ Heinz Co.	31	1,662

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Hormel Foods Corp.	13	366
JM Smucker Co.	11	858
Kellogg Co.	24	1,189
Kimberly-Clark Corp.	37	2,754
Kraft Foods Inc. - Class A	168	6,290
Kroger Co.	57	1,380
Lorillard Inc.	13	1,513
McCormick & Co. Inc.	13	632
Mead Johnson Nutrition Co.	19	1,319
Molson Coors Brewing Co. - Class B	15	672
PepsiCo Inc.	151	10,003
Philip Morris International Inc.	166	13,058
Procter & Gamble Co.	263	17,559
Reynolds American Inc.	32	1,319
Safeway Inc.	34	712
Sara Lee Corp.	56	1,067
SUPERVALU Inc. (e)	19	155
Sysco Corp.	57	1,666
Tyson Foods Inc. - Class A	27	557
Wal-Mart Stores Inc.	167	10,007
Walgreen Co.	86	2,859
Whole Foods Market Inc.	15	1,060

		125,766
ENERGY - 11.8%
Alpha Natural Resources Inc. (c)	22	449
Anadarko Petroleum Corp.	48	3,626
Apache Corp.	37	3,319
Baker Hughes Inc.	42	2,028
Cabot Oil & Gas Corp. - Class A	10	749
Cameron International Corp. (c)	23	1,136
Chesapeake Energy Corp.	63	1,411
Chevron Corp.	191	20,290
ConocoPhillips	127	9,289
Consol Energy Inc.	21	785
Denbury Resources Inc. (c)	38	577
Devon Energy Corp.	39	2,404
Diamond Offshore Drilling Inc. (e)	6	346
El Paso Corp.	74	1,959
EOG Resources Inc.	26	2,529
EQT Corp.	14	773
Exxon Mobil Corp.	459	38,927
FMC Technologies Inc. (c)	23	1,183
Halliburton Co.	88	3,030
Helmerich & Payne Inc.	10	606
Hess Corp.	29	1,645
Marathon Oil Corp.	68	2,000
Marathon Petroleum Corp.	34	1,140
Murphy Oil Corp.	18	1,017
Nabors Industries Ltd. (c)	28	483
National Oilwell Varco Inc.	40	2,751
Newfield Exploration Co. (c)	13	485
Noble Corp.	24	720
Noble Energy Inc.	17	1,596
Occidental Petroleum Corp.	77	7,257
Peabody Energy Corp.	26	845
Pioneer Natural Resources Co.	12	1,042
QEP Resources Inc.	17	491
Range Resources Corp.	15	930
Rowan Cos. Inc. (c)	11	348
Schlumberger Ltd.	129	8,781
Southwestern Energy Co. (c)	33	1,066
Spectra Energy Corp.	62	1,914
Sunoco Inc.	11	447
Tesoro Corp. (c)	13	302
Valero Energy Corp.	55	1,156

	Shares/Par (p)	Value
Williams Cos. Inc.	56	1,862

		133,694
FINANCIALS - 12.8%
ACE Ltd.	32	2,265
AFLAC Inc.	45	1,930
Allstate Corp.	49	1,333
American Express Co.	97	4,574
American International Group Inc. (c)	41	956
Ameriprise Financial Inc.	23	1,127
AON Corp.	31	1,438
Apartment Investment & Management Co. - Class A	11	246
Assurant Inc.	9	357
AvalonBay Communities Inc.	9	1,180
Bank of America Corp.	966	5,372
Bank of New York Mellon Corp. (a)	118	2,346
BB&T Corp.	67	1,681
Berkshire Hathaway Inc. - Class B (c)	168	12,835
BlackRock Inc.	10	1,713
Boston Properties Inc.	14	1,403
Capital One Financial Corp.	44	1,857
CBRE Group Inc. - Class A (c)	31	473
Charles Schwab Corp.	103	1,165
Chubb Corp.	27	1,860
Cincinnati Financial Corp.	15	447
Citigroup Inc.	280	7,359
CME Group Inc.	6	1,561
Comerica Inc.	20	504
Discover Financial Services	51	1,233
E*Trade Financial Corp. (c)	23	180
Equity Residential	28	1,620
Federated Investors Inc. - Class B (e)	8	127
Fifth Third Bancorp	87	1,103
First Horizon National Corp.	24	190
Franklin Resources Inc.	14	1,340
Genworth Financial Inc. - Class A (c)	44	289
Goldman Sachs Group Inc.	47	4,272
Hartford Financial Services Group Inc.	42	684
HCP Inc.	39	1,617
Health Care REIT Inc.	18	990
Host Hotels & Resorts Inc.	66	974
Hudson City Bancorp Inc.	47	296
Huntington Bancshares Inc.	78	427
IntercontinentalExchange Inc. (c)	7	836
Invesco Ltd.	43	873
JPMorgan Chase & Co.	365	12,120
KeyCorp	90	694
Kimco Realty Corp.	39	626
Legg Mason Inc.	13	322
Leucadia National Corp.	18	406
Lincoln National Corp.	28	548
Loews Corp.	29	1,104
M&T Bank Corp.	12	905
Marsh & McLennan Cos. Inc.	51	1,611
MetLife Inc.	101	3,148
Moody’s Corp.	19	641
Morgan Stanley	142	2,148
NASDAQ OMX Group Inc. (c)	14	331
Northern Trust Corp.	23	902
NYSE Euronext	25	647
People’s United Financial Inc.	34	435
Plum Creek Timber Co. Inc.	15	562
PNC Financial Services Group Inc.	50	2,899
Principal Financial Group Inc.	29	712
Progressive Corp.	61	1,197

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
ProLogis Inc.	44	1,260
Prudential Financial Inc.	46	2,328
Public Storage	14	1,824
Regions Financial Corp.	122	526
Simon Property Group Inc.	28	3,613
SLM Corp.	47	636
State Street Corp.	48	1,944
SunTrust Banks Inc.	51	896
T. Rowe Price Group Inc.	24	1,375
Torchmark Corp.	9	410
Travelers Cos. Inc.	40	2,369
U.S. Bancorp	183	4,956
Unum Group	29	619
Ventas Inc.	28	1,522
Vornado Realty Trust	18	1,360
Wells Fargo & Co.	505	13,908
XL Group Plc	31	614
Zions Bancorp	17	269

		145,420

HEALTH CARE - 11.3%
Abbott Laboratories	149	8,381
Aetna Inc.	35	1,480
Allergan Inc.	29	2,579
AmerisourceBergen Corp.	25	944
Amgen Inc.	76	4,848
Baxter International Inc.	54	2,685
Becton Dickinson & Co.	20	1,528
Biogen Idec Inc. (c)	23	2,551
Boston Scientific Corp. (c)	145	772
Bristol-Myers Squibb Co.	163	5,732
Cardinal Health Inc.	32	1,317
CareFusion Corp. (c)	22	552
Celgene Corp. (c)	43	2,882
Cerner Corp. (c)	14	841
CIGNA Corp.	27	1,151
Coventry Health Care Inc. (c)	13	405
Covidien Plc	47	2,124
CR Bard Inc.	8	700
DaVita Inc. (c)	9	652
Dentsply International Inc.	14	481
Edwards Lifesciences Corp. (c)	11	768
Eli Lilly & Co.	97	4,041
Express Scripts Inc. (c)	47	2,087
Forest Laboratories Inc. (c)	26	780
Gilead Sciences Inc. (c)	74	3,015
Hospira Inc. (c)	15	459
Humana Inc.	16	1,376
Intuitive Surgical Inc. (c)	4	1,702
Johnson & Johnson	261	17,141
Laboratory Corp. of America Holdings (c)	10	820
Life Technologies Corp. (c)	17	663
McKesson Corp.	23	1,803
Medco Health Solutions Inc. (c)	37	2,061
Medtronic Inc.	101	3,855
Merck & Co. Inc.	293	11,063
Mylan Inc. (c)	40	849
Patterson Cos. Inc.	9	255
PerkinElmer Inc.	10	203
Perrigo Co.	8	781
Pfizer Inc.	737	15,940
Quest Diagnostics Inc.	15	865
St. Jude Medical Inc.	32	1,085
Stryker Corp.	31	1,544
Tenet Healthcare Corp. (c)	44	226
Thermo Fisher Scientific Inc. (c)	37	1,644

	Shares/Par (p)	Value
UnitedHealth Group Inc.	103	5,202
Varian Medical Systems Inc. (c)	11	745
Waters Corp. (c)	9	640
Watson Pharmaceuticals Inc. (c)	12	717
WellPoint Inc.	33	2,214
Zimmer Holdings Inc.	18	960

		128,109

INDUSTRIALS - 10.2%
3M Co.	68	5,529
Avery Dennison Corp.	10	273
Boeing Co.	71	5,216
Caterpillar Inc.	62	5,580
CH Robinson Worldwide Inc.	15	1,073
Cintas Corp.	10	353
Cooper Industries Plc	16	850
CSX Corp.	101	2,126
Cummins Inc.	18	1,611
Danaher Corp.	54	2,557
Deere & Co.	40	3,057
Dover Corp.	18	1,019
Dun & Bradstreet Corp.	4	333
Eaton Corp.	33	1,423
Emerson Electric Co.	71	3,311
Equifax Inc.	11	429
Expeditors International Washington Inc.	20	820
Fastenal Co. (e)	28	1,213
FedEx Corp.	30	2,530
Flowserve Corp.	5	538
Fluor Corp.	16	824
General Dynamics Corp.	35	2,297
General Electric Co.	1,009	18,077
Goodrich Corp.	12	1,482
Honeywell International Inc.	75	4,057
Illinois Tool Works Inc.	47	2,195
Ingersoll-Rand Plc	31	951
Iron Mountain Inc.	19	595
Jacobs Engineering Group Inc. (c)	12	503
Joy Global Inc.	10	744
L-3 Communications Holdings Inc.	10	637
Lockheed Martin Corp.	25	2,062
Masco Corp.	32	338
Norfolk Southern Corp.	32	2,352
Northrop Grumman Systems Corp.	26	1,508
PACCAR Inc.	35	1,313
Pall Corp.	11	631
Parker Hannifin Corp.	15	1,113
Pitney Bowes Inc. (e)	18	340
Precision Castparts Corp.	14	2,269
Quanta Services Inc. (c)	19	419
Raytheon Co.	33	1,610
Republic Services Inc. - Class A	30	824
Robert Half International Inc.	13	376
Rockwell Automation Inc.	14	991
Rockwell Collins Inc.	15	804
Roper Industries Inc.	9	789
RR Donnelley & Sons Co.	17	244
Ryder System Inc.	5	246
Snap-On Inc.	5	265
Southwest Airlines Co.	76	652
Stericycle Inc. (c)	8	635
Textron Inc.	27	499
Tyco International Ltd.	44	2,074
Union Pacific Corp.	47	4,931
United Parcel Service Inc. - Class B	92	6,770
United Technologies Corp.	87	6,330

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Waste Management Inc.	44	1,453
WW Grainger Inc.	6	1,062
Xylem Inc.	17	438

		115,541

INFORMATION TECHNOLOGY - 18.4%
Accenture Plc	62	3,274
Adobe Systems Inc. (c)	46	1,314
Advanced Micro Devices Inc. (c)	52	281
Agilent Technologies Inc. (c)	33	1,142
Akamai Technologies Inc. (c)	17	543
Altera Corp.	31	1,155
Amphenol Corp. - Class A	16	720
Analog Devices Inc.	28	1,010
Apple Inc. (c)	89	36,006
Applied Materials Inc.	126	1,352
Autodesk Inc. (c)	22	656
Automatic Data Processing Inc.	47	2,528
BMC Software Inc. (c)	17	557
Broadcom Corp. - Class A	46	1,354
CA Inc.	36	723
Cisco Systems Inc.	516	9,322
Citrix Systems Inc. (c)	18	1,096
Cognizant Technology Solutions Corp. - Class A (c)	29	1,835
Computer Sciences Corp.	14	331
Corning Inc.	150	1,949
Dell Inc. (c)	148	2,169
eBay Inc. (c)	109	3,321
Electronic Arts Inc. (c)	32	650
EMC Corp. (c)	197	4,242
F5 Networks Inc. (c)	8	809
Fidelity National Information Services Inc.	24	644
First Solar Inc. (c) (e)	6	195
Fiserv Inc. (c)	14	802
FLIR Systems Inc.	14	360
Google Inc. - Class A (c)	24	15,608
Harris Corp.	11	413
Hewlett-Packard Co.	191	4,919
Intel Corp.	489	11,852
International Business Machines Corp.	113	20,764
Intuit Inc.	29	1,532
Jabil Circuit Inc.	18	348
JDS Uniphase Corp. (c)	20	213
Juniper Networks Inc. (c)	50	1,025
KLA-Tencor Corp.	16	762
Lexmark International Inc. - Class A	7	236
Linear Technology Corp.	22	648
LSI Corp. (c)	55	324
MasterCard Inc. - Class A	10	3,798
Microchip Technology Inc. (e)	18	661
Micron Technology Inc. (c)	95	597
Microsoft Corp.	716	18,589
Molex Inc. (e)	13	299
Motorola Mobility Holdings Inc. (c)	25	957
Motorola Solutions Inc.	28	1,316
NetApp Inc. (c)	35	1,281
Novellus Systems Inc. (c)	6	259
Nvidia Corp. (c)	57	787
Oracle Corp.	376	9,652
Paychex Inc.	30	916
QUALCOMM Inc.	161	8,797
Red Hat Inc. (c)	18	752
SAIC Inc. (c)	25	309
Salesforce.com Inc. (c) (e)	13	1,316
SanDisk Corp. (c)	23	1,128

	Shares/Par (p)	Value
Symantec Corp. (c)	71	1,105
TE Connectivity Ltd.	42	1,282
Teradata Corp. (c)	16	770
Teradyne Inc. (c)	17	228
Texas Instruments Inc.	110	3,210
Total System Services Inc.	15	285
VeriSign Inc.	15	542
Visa Inc. - Class A	49	4,954
Western Digital Corp. (c)	22	684
Western Union Co.	59	1,081
Xerox Corp.	131	1,041
Xilinx Inc.	25	803
Yahoo! Inc. (c)	121	1,949

		208,332

MATERIALS - 3.4%
Air Products & Chemicals Inc.	20	1,739
Airgas Inc.	6	491
Alcoa Inc.	100	868
Allegheny Technologies Inc.	10	494
Ball Corp.	15	540
Bemis Co. Inc.	9	285
CF Industries Holdings Inc.	7	969
Cliffs Natural Resources Inc.	14	850
Dow Chemical Co.	113	3,244
E.I. du Pont de Nemours & Co.	89	4,073
Eastman Chemical Co.	13	500
Ecolab Inc.	29	1,650
FMC Corp.	7	598
Freeport-McMoRan Copper & Gold Inc.	90	3,329
International Flavors & Fragrances Inc.	7	379
International Paper Co.	41	1,219
MeadWestvaco Corp.	17	498
Monsanto Co.	51	3,576
Mosaic Co.	28	1,428
Newmont Mining Corp.	47	2,831
Nucor Corp.	30	1,196
Owens-Illinois Inc. (c)	15	286
PPG Industries Inc.	15	1,238
Praxair Inc.	29	3,085
Sealed Air Corp.	14	248
Sherwin-Williams Co.	8	745
Sigma-Aldrich Corp.	12	721
Titanium Metals Corp. (e)	11	161
United States Steel Corp.	13	342
Vulcan Materials Co. (e)	12	457
Weyerhaeuser Co.	51	949

		38,989

TELECOMMUNICATION SERVICES - 3.1%
American Tower Corp. - Class A	38	2,271
AT&T Inc.	567	17,146
CenturyLink Inc.	59	2,193
Frontier Communications Corp.	94	486
MetroPCS Communications Inc. (c)	29	252
Sprint Nextel Corp. (c)	283	662
Verizon Communications Inc.	271	10,868
Windstream Corp.	55	646

		34,524

UTILITIES - 3.7%
AES Corp. (c)	62	736
AGL Resources Inc.	11	469
Ameren Corp.	23	757
American Electric Power Co. Inc.	46	1,907
CenterPoint Energy Inc.	40	808

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
CMS Energy Corp.	24	541
Consolidated Edison Inc.	28	1,740
Constellation Energy Group Inc.	19	755
Dominion Resources Inc.	54	2,886
DTE Energy Co.	16	871
Duke Energy Corp.	127	2,800
Edison International	31	1,270
Entergy Corp.	17	1,217
Exelon Corp.	63	2,745
FirstEnergy Corp.	40	1,774
Integrys Energy Group Inc.	7	380
NextEra Energy Inc.	40	2,458
NiSource Inc. (e)	27	633
Northeast Utilities	17	618
NRG Energy Inc. (c)	23	425
Oneok Inc.	10	836
Pepco Holdings Inc.	20	413
PG&E Corp.	39	1,589
Pinnacle West Capital Corp.	11	511
PPL Corp.	55	1,628
Progress Energy Inc.	28	1,582
Public Service Enterprise Group Inc.	48	1,600
SCANA Corp.	11	504
Sempra Energy	23	1,241
Southern Co.	82	3,789
TECO Energy Inc.	19	370
Wisconsin Energy Corp.	22	773
Xcel Energy Inc.	46	1,262

		41,888

Total Common Stocks (cost $960,220)		1,089,739

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 3.4%
JNL Money Market Fund, 0.02% (a) (h)	39,093	39,093

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	4,899	4,899
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	613	597

		5,496
Treasury Securities - 0.3%
U.S. Treasury Bill
0.01%, 03/22/12 (o)	$ 1,360	1,360
0.02%, 05/24/12 (o)	1,525	1,525

		2,885

Total Short Term Investments (cost $47,490)		47,474

Total Investments - 100.4% (cost $1,007,710)		1,137,213
Other Assets and Liabilities, Net - (0.4%)		(4,171)

Total Net Assets - 100.0%		$ 1,133,042

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 12.6%
99 Cents Only Stores (c)	29	$ 627
Aaron’s Inc.	49	1,295
Advance Auto Parts Inc.	45	3,114

	Shares/Par (p)	Value
Aeropostale Inc. (c)	49	745
AMC Networks Inc. (c)	35	1,308
American Eagle Outfitters Inc.	118	1,803
American Greetings Corp. - Class A	24	306
ANN Inc. (c)	31	780
Ascena Retail Group Inc. (c)	42	1,238
Bally Technologies Inc. (c) (e)	27	1,084
Barnes & Noble Inc. (c) (e)	26	372
Bob Evans Farms Inc.	18	615
Brinker International Inc.	51	1,373
Cheesecake Factory Inc. (c)	35	1,035
Chico’s FAS Inc.	107	1,188
Collective Brands Inc. (c)	37	535
Deckers Outdoor Corp. (c)	23	1,769
Dick’s Sporting Goods Inc.	59	2,180
DreamWorks Animation SKG Inc. - Class A (c) (e)	43	713
Foot Locker Inc.	93	2,219
Fossil Inc. (c)	33	2,580
Gentex Corp.	88	2,599
Guess? Inc.	41	1,230
HanesBrands Inc. (c)	60	1,308
HSN Inc.	24	884
International Speedway Corp. - Class A	18	447
ITT Educational Services Inc. (c) (e)	12	706
John Wiley & Sons Inc. - Class A	29	1,300
KB Home (e)	44	294
Lamar Advertising Co. - Class A (c) (e)	36	998
Life Time Fitness Inc. (c)	26	1,196
LKQ Corp. (c)	90	2,702
Matthews International Corp. - Class A (e)	18	561
MDC Holdings Inc.	23	404
Meredith Corp. (e)	23	759
Mohawk Industries Inc. (c)	35	2,100
New York Times Co. - Class A (c) (e)	72	558
NVR Inc. (c)	3	2,063
Office Depot Inc. (c)	172	369
Panera Bread Co. - Class A (c)	19	2,641
PetSmart Inc.	69	3,519
Polaris Industries Inc.	42	2,375
PVH Corp.	41	2,921
RadioShack Corp.	60	586
Regis Corp.	35	579
Rent-A-Center Inc.	39	1,424
Saks Inc. (c) (e)	99	965
Scholastic Corp.	16	476
Scientific Games Corp. - Class A (c)	38	373
Service Corp. International	145	1,539
Signet Jewelers Ltd.	53	2,343
Sotheby’s - Class A	41	1,166
Strayer Education Inc. (e)	7	720
Thor Industries Inc.	28	762
Toll Brothers Inc. (c)	90	1,847
Tractor Supply Co.	44	3,067
Tupperware Brands Corp.	35	1,942
Under Armour Inc. - Class A (c) (e)	23	1,616
Valassis Communications Inc. (c) (e)	30	572
Warnaco Group Inc. (c)	24	1,216
Wendy’s Co.	183	982
Williams-Sonoma Inc.	64	2,446
WMS Industries Inc. (c)	35	711

		84,145

CONSUMER STAPLES - 4.1%
Church & Dwight Co. Inc.	88	4,024
Corn Products International Inc.	47	2,477

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Energizer Holdings Inc. (c)	42	3,267
Flowers Foods Inc.	70	1,324
Green Mountain Coffee Roasters Inc. (c) (e)	80	3,578
Hansen Natural Corp. (c)	47	4,349
Lancaster Colony Corp. (e)	12	858
Ralcorp Holdings Inc. (c)	34	2,891
Ruddick Corp.	30	1,293
Smithfield Foods Inc. (c)	100	2,440
Tootsie Roll Industries Inc. (e)	15	357
Universal Corp. (e)	14	644

		27,502

ENERGY - 6.4%
Arch Coal Inc.	131	1,900
Atwood Oceanics Inc. (c)	34	1,357
Bill Barrett Corp. (c)	29	973
CARBO Ceramics Inc.	12	1,511
Cimarex Energy Co.	52	3,246
Comstock Resources Inc. (c)	29	441
Dresser-Rand Group Inc. (c)	46	2,290
Dril-Quip Inc. (c)	21	1,372
Forest Oil Corp. (c)	69	931
Helix Energy Solutions Group Inc. (c)	64	1,014
HollyFrontier Corp.	129	3,013
Northern Oil and Gas Inc. (c) (e)	39	938
Oceaneering International Inc.	67	3,070
Oil States International Inc. (c)	32	2,408
Patriot Coal Corp. (c)	55	468
Patterson-UTI Energy Inc.	96	1,911
Plains Exploration & Production Co. (c)	86	3,175
Quicksilver Resources Inc. (c)	71	479
SM Energy Co.	39	2,857
Southern Union Co.	76	3,220
Superior Energy Services Inc. (c) (e)	48	1,371
Tidewater Inc.	31	1,548
Unit Corp. (c)	26	1,186
World Fuel Services Corp.	43	1,823

		42,502

FINANCIALS - 19.9%
Affiliated Managers Group Inc. (c)	33	3,137
Alexandria Real Estate Equities Inc.	38	2,621
American Campus Communities Inc.	43	1,795
American Financial Group Inc.	48	1,779
Apollo Investment Corp.	119	764
Arthur J Gallagher & Co.	69	2,312
Aspen Insurance Holdings Ltd.	43	1,135
Associated Bancorp	105	1,171
Astoria Financial Corp.	50	425
BancorpSouth Inc. (e)	44	490
Bank of Hawaii Corp.	29	1,284
BRE Properties Inc. - Class A	46	2,317
Brown & Brown Inc.	71	1,605
Camden Property Trust	44	2,719
Cathay General Bancorp	48	710
City National Corp.	29	1,265
Commerce Bancshares Inc.	49	1,878
Corporate Office Properties Trust	43	915
Cullen/Frost Bankers Inc.	37	1,961
Duke Realty Corp.	153	1,842
East West Bancorp Inc.	90	1,777
Eaton Vance Corp.	72	1,696
Equity One Inc.	37	636
Essex Property Trust Inc.	21	2,941
Everest Re Group Ltd.	33	2,800
Federal Realty Investment Trust	39	3,539

	Shares/Par (p)	Value
Fidelity National Financial Inc. - Class A	135	2,152
First American Financial Corp.	64	806
First Niagara Financial Group Inc.	212	1,832
FirstMerit Corp.	66	1,000
Fulton Financial Corp.	121	1,183
Greenhill & Co. Inc. (e)	17	632
Hancock Holding Co.	52	1,667
Hanover Insurance Group Inc.	27	961
HCC Insurance Holdings Inc.	70	1,917
Highwoods Properties Inc.	44	1,295
Home Properties Inc.	30	1,704
Hospitality Properties Trust	75	1,717
International Bancshares Corp.	32	586
Janus Capital Group Inc.	113	713
Jefferies Group Inc. (e)	91	1,256
Jones Lang LaSalle Inc.	27	1,638
Kemper Corp.	31	909
Liberty Property Trust (e)	71	2,194
Macerich Co.	81	4,089
Mack-Cali Realty Corp.	53	1,404
Mercury General Corp.	22	1,021
MSCI Inc. - Class A (c)	74	2,435
National Retail Properties Inc.	63	1,674
New York Community Bancorp Inc.	268	3,317
Old Republic International Corp.	154	1,431
Omega Healthcare Investors Inc.	64	1,233
Potlatch Corp.	24	756
Prosperity Bancshares Inc.	28	1,145
Protective Life Corp.	52	1,170
Raymond James Financial Inc.	63	1,953
Rayonier Inc.	75	3,334
Realty Income Corp.	82	2,855
Regency Centers Corp.	54	2,046
Reinsurance Group of America Inc.	45	2,377
SEI Investments Co.	92	1,600
Senior Housing Properties Trust	99	2,224
Signature Bank (c)	28	1,672
SL Green Realty Corp.	53	3,527
StanCorp Financial Group Inc.	27	1,006
SVB Financial Group (c)	26	1,238
Synovus Financial Corp.	475	670
Taubman Centers Inc.	36	2,208
TCF Financial Corp.	96	993
Transatlantic Holdings Inc.	35	1,920
Trustmark Corp.	38	930
UDR Inc.	134	3,371
Valley National Bancorp (e)	115	1,420
Waddell & Reed Financial Inc. - Class A	52	1,294
Washington Federal Inc.	67	940
Webster Financial Corp.	44	907
Weingarten Realty Investors	73	1,594
Westamerica Bancorporation	17	767
WR Berkley Corp.	70	2,417

		132,614

HEALTH CARE - 9.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	115	2,180
AMERIGROUP Corp. (c)	30	1,773
Bio-Rad Laboratories Inc. - Class A (c)	12	1,139
Catalyst Health Solutions Inc. (c)	30	1,566
Charles River Laboratories International Inc. (c)	31	854
Community Health Systems Inc. (c)	57	992
Cooper Cos. Inc.	29	2,070
Covance Inc. (c)	37	1,678
Endo Pharmaceuticals Holdings Inc. (c)	72	2,471
Gen-Probe Inc. (c)	30	1,752

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Health Management Associates Inc. - Class A (c)	153	1,129
Health Net Inc. (c)	51	1,554
Henry Schein Inc. (c)	57	3,649
Hill-Rom Holdings Inc.	38	1,288
HMS Holdings Corp. (c)	52	1,659
Hologic Inc. (c)	161	2,816
Idexx Laboratories Inc. (c)	35	2,670
LifePoint Hospitals Inc. (c)	29	1,081
Lincare Holdings Inc.	53	1,368
Masimo Corp. (c)	36	676
Medicis Pharmaceutical Corp. - Class A	39	1,300
Mednax Inc. (c)	30	2,158
Mettler Toledo International Inc. (c)	19	2,873
Omnicare Inc.	70	2,417
Owens & Minor Inc.	39	1,072
Regeneron Pharmaceuticals Inc. (c)	46	2,573
ResMed Inc. (c)	93	2,350
STERIS Corp.	36	1,069
Techne Corp.	22	1,534
Teleflex Inc.	25	1,535
Thoratec Corp. (c)	37	1,239
United Therapeutics Corp. (c)	32	1,512
Universal Health Services Inc. - Class B	60	2,332
VCA Antech Inc. (c)	52	1,033
Vertex Pharmaceuticals Inc. (c)	127	4,234
WellCare Health Plans Inc. (c)	26	1,352

		64,948

INDUSTRIALS - 16.1%
Acuity Brands Inc. (e)	26	1,389
AECOM Technology Corp. (c)	72	1,484
AGCO Corp. (c)	59	2,544
Alaska Air Group Inc. (c)	22	1,628
Alexander & Baldwin Inc.	25	1,027
Alliant Techsystems Inc.	20	1,161
AMETEK Inc.	99	4,164
BE Aerospace Inc. (c)	63	2,451
Brink’s Co.	28	758
Carlisle Cos. Inc.	38	1,679
CLARCOR Inc.	31	1,530
Clean Harbors Inc. (c)	29	1,850
Con-Way Inc.	34	978
Copart Inc. (c)	33	1,561
Corporate Executive Board Co.	21	796
Corrections Corp. of America (c)	61	1,243
Crane Co.	30	1,404
Deluxe Corp.	31	708
Donaldson Co. Inc.	46	3,145
Esterline Technologies Corp. (c)	18	1,035
Exelis Inc.	112	1,010
Fortune Brands Home & Security Inc. (c)	96	1,626
FTI Consulting Inc. (c)	25	1,079
Gardner Denver Inc.	32	2,474
GATX Corp.	28	1,226
General Cable Corp. (c)	32	789
Graco Inc.	37	1,501
Granite Construction Inc.	21	488
Harsco Corp.	49	1,005
Herman Miller Inc.	35	640
HNI Corp.	27	706
Hubbell Inc. - Class B	36	2,438
Huntington Ingalls Industries Inc. (c)	30	923
IDEX Corp.	51	1,901
ITT Corp.	56	1,080
JB Hunt Transport Services Inc.	57	2,560

	Shares/Par (p)	Value
JetBlue Airways Corp. (c)	123	640
Kansas City Southern (c)	67	4,573
KBR Inc.	92	2,556
Kennametal Inc.	50	1,808
Kirby Corp. (c)	34	2,251
Korn/Ferry International (c)	28	485
Landstar System Inc.	29	1,388
Lennox International Inc.	33	1,108
Lincoln Electric Holdings Inc.	51	1,997
Manpower Inc.	50	1,778
Mine Safety Appliances Co.	19	623
MSC Industrial Direct Co. - Class A	29	2,053
Nordson Corp.	37	1,505
Oshkosh Corp. (c)	55	1,178
Pentair Inc.	61	2,019
Regal-Beloit Corp.	25	1,279
Rollins Inc.	40	891
Shaw Group Inc. (c)	40	1,085
SPX Corp.	31	1,860
Terex Corp. (c)	66	896
Thomas & Betts Corp. (c)	32	1,732
Timken Co.	52	2,007
Towers Watson & Co. - Class A	32	1,937
Trinity Industries Inc.	48	1,453
Triumph Group Inc.	26	1,524
United Rentals Inc. (c)	38	1,118
URS Corp. (c)	49	1,720
UTi Worldwide Inc.	62	826
Valmont Industries Inc.	14	1,226
Wabtec Corp.	29	2,044
Waste Connections Inc.	69	2,278
Watsco Inc.	17	1,125
Werner Enterprises Inc.	27	648
Woodward Governor Co.	37	1,509

		107,101

INFORMATION TECHNOLOGY - 15.0%
ACI Worldwide Inc. (c)	20	579
Acxiom Corp. (c)	49	599
ADTRAN Inc.	39	1,180
Advent Software Inc. (c)	20	479
Alliance Data Systems Corp. (c)	31	3,206
Ansys Inc. (c)	57	3,238
AOL Inc. (c)	60	906
Arrow Electronics Inc. (c)	70	2,627
Atmel Corp. (c)	286	2,314
Avnet Inc. (c)	94	2,914
Broadridge Financial Solutions Inc.	76	1,718
Cadence Design Systems Inc. (c)	167	1,738
Ciena Corp. (c)	57	696
Compuware Corp. (c)	134	1,114
Concur Technologies Inc. (c)	28	1,442
Convergys Corp. (c)	73	938
CoreLogic Inc. (c)	66	854
Cree Inc. (c)	70	1,541
Cypress Semiconductor Corp.	94	1,585
Diebold Inc.	40	1,188
DST Systems Inc.	22	985
Equinix Inc. (c)	29	2,925
FactSet Research Systems Inc.	28	2,437
Fair Isaac Corp.	22	782
Fairchild Semiconductor International Inc. (c)	77	930
Gartner Inc. - Class A (c)	59	2,061
Global Payments Inc.	49	2,338
Informatica Corp. (c)	65	2,416
Ingram Micro Inc. - Class A (c)	97	1,772

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Integrated Device Technology Inc. (c)	90	489
International Rectifier Corp. (c)	42	820
Intersil Corp. - Class A	76	794
Itron Inc. (c)	25	879
Jack Henry & Associates Inc.	52	1,756
Lam Research Corp. (c)	75	2,789
Lender Processing Services Inc.	52	788
Mantech International Corp. - Class A	14	429
MEMC Electronic Materials Inc. (c)	138	545
Mentor Graphics Corp. (c)	57	779
Micros Systems Inc. (c)	49	2,286
Monster Worldwide Inc. (c)	78	615
National Instruments Corp.	57	1,478
NCR Corp. (c)	96	1,580
NeuStar Inc. - Class A (c)	40	1,379
Parametric Technology Corp. (c)	72	1,312
Plantronics Inc.	26	942
Polycom Inc. (c)	109	1,773
QLogic Corp. (c)	63	951
Quest Software Inc. (c)	37	685
Rackspace Hosting Inc. (c)	63	2,719
RF Micro Devices Inc. (c)	168	905
Riverbed Technology Inc. (c)	95	2,241
Rovi Corp. (c)	68	1,680
Semtech Corp. (c)	39	980
Silicon Laboratories Inc. (c) (e)	27	1,170
Skyworks Solutions Inc. (c)	115	1,871
Solera Holdings Inc.	44	1,938
Synopsys Inc. (c)	89	2,414
Tech Data Corp. (c)	26	1,305
Tellabs Inc.	224	905
TIBCO Software Inc. (c)	100	2,386
Trimble Navigation Ltd. (c)	75	3,267
ValueClick Inc. (c)	51	837
VeriFone Holdings Inc. (c)	65	2,296
Vishay Intertechnology Inc. (c)	95	858
Zebra Technologies Corp. - Class A (c)	33	1,183

		99,526

MATERIALS - 6.6%
Albemarle Corp.	56	2,898
AptarGroup Inc.	41	2,122
Ashland Inc.	48	2,737
Cabot Corp.	40	1,275
Carpenter Technology Corp.	27	1,371
Commercial Metals Co.	70	966
Compass Minerals International Inc.	20	1,370
Cytec Industries Inc.	31	1,365
Domtar Corp.	22	1,776
Grief Inc. - Class A	19	859
Intrepid Potash Inc. (c)	31	708
Louisiana-Pacific Corp. (c)	80	645
Martin Marietta Materials Inc. (e)	28	2,116
Minerals Technologies Inc.	11	625
NewMarket Corp. (e)	7	1,336
Olin Corp.	48	948
Packaging Corp. of America	61	1,532
Reliance Steel & Aluminum Co.	46	2,242
Rock-Tenn Co. - Class A	44	2,522
RPM International Inc.	81	1,979
Scotts Miracle-Gro Co. - Class A (e)	27	1,266
Sensient Technologies Corp.	30	1,148
Silgan Holdings Inc.	31	1,188
Sonoco Products Co.	61	2,024
Steel Dynamics Inc.	132	1,738
Temple-Inland Inc.	67	2,116

	Shares/Par (p)	Value
Valspar Corp.	57	2,209
Worthington Industries Inc.	34	552

		43,633

TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc. (e)	57	1,466
tw telecom inc. (c)	91	1,767

		3,233

UTILITIES - 6.0%
Alliant Energy Corp.	68	3,002
Aqua America Inc.	84	1,844
Atmos Energy Corp.	55	1,823
Black Hills Corp.	24	801
Cleco Corp.	37	1,406
Energen Corp.	44	2,214
Great Plains Energy Inc.	82	1,792
Hawaiian Electric Industries Inc.	59	1,563
IDACORP Inc.	30	1,272
MDU Resources Group Inc.	116	2,488
National Fuel Gas Co.	51	2,820
NSTAR	64	2,983
NV Energy Inc.	145	2,370
OGE Energy Corp.	60	3,406
PNM Resources Inc.	49	887
Questar Corp.	109	2,166
UGI Corp.	71	2,081
Vectren Corp.	49	1,495
Westar Energy Inc.	71	2,048
WGL Holdings Inc.	31	1,371

		39,832

Total Common Stocks (cost $622,688)		645,036

SHORT TERM INVESTMENTS - 6.5%

Investment Company - 2.8%
JNL Money Market Fund, 0.02% (a) (h)	18,417	18,417

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	22,273	22,273
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	924	900

		23,173

Treasury Securities - 0.2%
U.S. Treasury Bill
0.01%, 03/22/12 (o)	$810	810
0.02%, 05/24/12 (o)	710	710

		1,520

Total Short Term Investments (cost $43,134)		43,110

Total Investments - 103.5% (cost $665,822)		688,146
Other Assets and Liabilities, Net - (3.5%)		(23,442)

Total Net Assets - 100.0%		$664,704

JNL/Mellon Capital Management Small Cap Index Fund

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 12.9%
1-800-Flowers.com Inc. - Class A (c)	14	$31
99 Cents Only Stores (c)	33	717

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Accuride Corp. (c)	30	213
Aeropostale Inc. (c)	56	857
AFC Enterprises Inc. (c)	17	243
AH Belo Corp. - Class A	14	68
Ambassadors Group Inc.	11	49
America’s Car-Mart Inc. (c)	6	246
American Axle & Manufacturing Holdings Inc. (c)	46	456
American Greetings Corp. - Class A	28	348
American Public Education Inc. (c)	13	544
Amerigon Inc. (c)	15	219
Ameristar Casinos Inc.	22	373
ANN Inc. (c)	35	875
Arbitron Inc.	19	637
Arctic Cat Inc. (c)	9	208
Asbury Automotive Group Inc. (c)	20	422
Ascena Retail Group Inc. (c)	44	1,294
Ascent Media Corp. (c)	10	514
Barnes & Noble Inc. (c) (e)	19	268
Beazer Homes USA Inc. (c) (e)	61	150
Bebe Stores Inc.	24	199
Belo Corp.	64	404
Benihana Inc. (c)	8	83
Big 5 Sporting Goods Corp.	13	133
Biglari Holdings Inc. (c)	1	318
BJ’s Restaurants Inc. (c)	17	758
Black Diamond Inc. (c)	8	60
Blue Nile Inc. (c) (e)	9	364
Blyth Inc.	4	200
Bob Evans Farms Inc.	21	694
Body Central Corp. (c) (e)	7	181
Bon-Ton Stores Inc. (e)	9	31
Boyd Gaming Corp. (c) (e)	39	290
Bravo Brio Restaurant Group Inc. (c)	14	234
Bridgepoint Education Inc. (c) (e)	13	290
Brown Shoe Co. Inc.	29	258
Brunswick Corp.	62	1,116
Buckle Inc. (e)	19	766
Buffalo Wild Wings Inc. (c)	13	861
Build-A-Bear Workshop Inc. (c)	13	110
Cabela’s Inc. - Class A (c)	30	766
Callaway Golf Co.	46	252
Cambium Learning Group Inc. (c)	9	27
Capella Education Co. (c)	10	376
Caribou Coffee Co. Inc. (c)	9	126
Carrol’s Restaurant Group Inc. (c)	8	87
Carter’s Inc. (c)	34	1,356
Casual Male Retail Group Inc. (c)	27	94
Cato Corp. - Class A	18	446
Cavco Industries Inc. (c)	5	191
CEC Entertainment Inc.	14	473
Central European Media Entertainment Ltd. (c)	25	161
Charming Shoppes Inc. (c)	83	406
Cheesecake Factory Inc. (c)	40	1,176
Cherokee Inc.	5	61
Childrens Place Retail Stores Inc. (c)	18	964
Christopher & Banks Corp.	24	56
Churchill Downs Inc.	8	439
Cinemark Holdings Inc.	64	1,191
Citi Trends Inc. (c)	11	97
Coinstar Inc. (c) (e)	22	994
Coldwater Creek Inc. (c)	53	63
Collective Brands Inc. (c)	43	618
Columbia Sportswear Co.	8	391
Conn’s Inc. (c) (e)	10	107
Cooper Tire & Rubber Co.	41	580

	Shares/Par (p)	Value
Core-Mark Holding Co. Inc.	8	302
Corinthian Colleges Inc. (c) (e)	56	122
Cost Plus Inc. (c)	12	112
Cracker Barrel Old Country Store Inc.	16	807
Crocs Inc. (c)	59	877
Crown Media Holdings Inc. - Class A (c) (e)	29	35
CSS Industries Inc.	6	113
Cumulus Media Inc. - Class A (c)	24	80
Dana Holding Corp. (c)	101	1,231
Delta Apparel Inc. (c)	4	85
Denny’s Corp. (c)	67	252
Destination Maternity Corp.	8	135
Dial Global Inc. (c) (e)	3	9
Digital Generation Inc. (c)	19	227
DineEquity Inc. (c)	11	450
Domino’s Pizza Inc. (c)	41	1,383
Dorman Products Inc. (c)	8	282
Drew Industries Inc. (c)	13	318
Eastman Kodak Co. (c) (e)	172	112
Einstein Noah Restaurant Group Inc.	5	73
Entercom Communications Corp. - Class A (c)	17	102
Entravision Communications Corp. - Class A	26	41
Ethan Allen Interiors Inc.	16	371
EW Scripps Co. - Class A (c)	25	198
Exide Technologies (c)	52	138
Express Inc. (c)	38	766
Finish Line - Class A	35	681
Fisher Communications Inc. (c)	5	158
Francesca’s Holdings Corp. (c) (e)	6	107
Fred’s Inc. - Class A	26	381
Fuel Systems Solutions Inc. (c)	12	194
Furniture Brands International Inc. (c)	31	38
G-III Apparel Group Ltd. (c)	11	277
Gaylord Entertainment Co. (c)	24	572
Genesco Inc. (c)	16	1,016
Global Sources Ltd. (c)	11	51
GNC Holdings Inc. - Class A (c)	15	444
Gordman’s Stores Inc. (c)	4	52
Grand Canyon Education Inc. (c)	19	300
Gray Television Inc. (c)	40	65
Group 1 Automotive Inc.	16	810
Harte-Hanks Inc.	31	284
Haverty Furniture Cos. Inc.	13	147
Helen of Troy Ltd. (c)	21	648
hhgregg Inc. (c) (e)	11	162
Hibbett Sports Inc. (c)	19	862
Hillenbrand Inc.	44	973
HOT Topic Inc.	30	200
Hovnanian Enterprises Inc. - Class A (c) (e)	43	62
HSN Inc.	28	1,007
Iconix Brand Group Inc. (c)	51	826
International Speedway Corp. - Class A	20	498
Interval Leisure Group Inc. (c)	27	368
iRobot Corp. (c) (e)	16	474
Isle of Capri Casinos Inc. (c)	12	56
Jack in the Box Inc. (c)	30	632
Jakks Pacific Inc.	19	261
Jamba Inc. (c)	45	59
Johnson Outdoors Inc. - Class A (c)	4	63
Jos. A. Bank Clothiers Inc. (c)	19	914
Journal Communications Inc. - Class A (c)	27	119
K-Swiss Inc. - Class A (c) (e)	22	64
K12 Inc. (c)	17	311
KB Home (e)	52	348
Kenneth Cole Productions Inc. - Class A (c)	5	54
Kirkland’s Inc. (c)	12	155

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Knology Inc. (c)	20	287
Krispy Kreme Doughnuts Inc. (c)	39	257
La-Z-Boy Inc. (c)	37	436
Leapfrog Enterprises Inc. - Class A (c)	33	184
Libbey Inc. (c)	14	184
Life Time Fitness Inc. (c)	29	1,371
Lifetime Brands Inc.	8	96
LIN TV Corp. - Class A (c)	25	105
Lincoln Educational Services Corp.	17	138
Lions Gate Entertainment Corp. (c) (e)	29	241
Lithia Motors Inc. - Class A	16	339
Live Nation Inc. (c)	96	797
Liz Claiborne Inc. (c) (e)	66	571
Luby’s Inc. (c)	11	51
Lumber Liquidators Holdings Inc. (c) (e)	16	277
M/I Homes Inc. (c)	14	133
Mac-Gray Corp.	8	105
Maidenform Brands Inc. (c)	16	302
Marcus Corp.	15	193
Marine Products Corp. (c)	5	27
MarineMax Inc. (c)	17	108
Martha Stewart Living Omnimedia Inc. - Class A (e)	19	84
Matthews International Corp. - Class A (e)	20	633
Mattress Firm Holding Corp. (c)	4	83
McClatchy Co. - Class A (c) (e)	38	90
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	84
MDC Holdings Inc. (e)	25	441
MDC Partners Inc.	17	229
Men’s Wearhouse Inc.	36	1,158
Meredith Corp. (e)	25	828
Meritage Homes Corp. (c)	19	452
Modine Manufacturing Co. (c)	32	306
Monarch Casino & Resort Inc. (c)	5	52
Monro Muffler Brake Inc.	21	824
Morgans Hotel Group Co. (c) (e)	13	76
Motorcar Parts of America Inc. (c) (e)	7	55
Movado Group Inc.	12	219
Multimedia Games Inc. (c)	18	145
National American University Holdings Inc.	4	32
National CineMedia Inc.	37	455
National Presto Industries Inc. (e)	3	303
New York & Co. Inc. (c)	16	43
New York Times Co. (c)	96	740
Nexstar Broadcasting Group Inc. - Class A (c)	6	45
NutriSystem Inc. (e)	18	237
O’Charley’s Inc. (c)	12	68
Office Depot Inc. (c)	185	398
OfficeMax Inc. (c)	56	253
Orbitz Worldwide Inc. (c)	13	51
Orient-Express Hotels Ltd. - Class A (c)	65	489
Outdoor Channel Holdings Inc.	12	88
Overstock.com Inc. (c)	9	73
Oxford Industries Inc.	9	407
Pacific Sunwear of California Inc. (c)	39	67
Papa John’s International Inc. (c)	13	497
Peets Coffee & Tea Inc. (c)	9	535
Penske Auto Group Inc.	31	589
Pep Boys-Manny Moe & Jack	37	407
Perry Ellis International Inc. (c)	9	127
PetMed Express Inc. (e)	15	160
PF Chang’s China Bistro Inc. (e)	15	451
Pier 1 Imports Inc. (c)	68	951
Pinnacle Entertainment Inc. (c)	41	419
Pool Corp.	33	1,008

	Shares/Par (p)	Value
Quicksilver Inc. (c)	92	333
ReachLocal Inc. (c)	6	38
Red Lion Hotels Corp. (c)	10	72
Red Robin Gourmet Burgers Inc. (c)	8	228
Regis Corp.	40	668
Rent-A-Center Inc.	40	1,496
Rentrak Corp. (c)	6	81
RG Barry Corp.	5	55
Ruby Tuesday Inc. (c)	44	301
Rue21 Inc. (c) (e)	11	228
Ruth’s Hospitality Group Inc. (c)	26	130
Ryland Group Inc.	31	493
Saga Communications Inc. (c)	2	82
Saks Inc. (c) (e)	80	782
Scholastic Corp.	18	531
Scientific Games Corp. - Class A (c)	41	394
Sealy Corp. (c) (e)	35	61
Select Comfort Corp. (c)	39	840
Shiloh Industries Inc. (c)	3	23
Shoe Carnival Inc. (c)	6	153
Shuffle Master Inc. (c)	38	446
Shutterfly Inc. (c)	21	472
Sinclair Broadcast Group Inc. - Class A	35	400
Six Flags Entertainment Corp. (e)	29	1,194
Skechers U.S.A. Inc. - Class A (c)	25	303
Skullcandy Inc. (c) (e)	6	74
Skyline Corp.	5	22
Smith & Wesson Holding Corp. (c)	42	184
Sonic Automotive Inc. - Class A (e)	27	400
Sonic Corp. (c)	43	291
Sotheby’s - Class A	47	1,334
Spartan Motors Inc.	21	100
Speedway Motorsports Inc.	9	132
Stage Stores Inc.	21	286
Standard Motor Products Inc.	14	271
Standard-Pacific Corp. (c) (e)	68	217
Stein Mart Inc. (c)	21	140
Steiner Leisure Ltd. (c)	10	456
Steinway Musical Instruments Inc. (c)	4	96
Steven Madden Ltd. (c)	26	907
Stewart Enterprises Inc. - Class A	53	304
Stoneridge Inc. (c)	21	173
Strayer Education Inc. (e)	9	830
Sturm Ruger & Co. Inc.	13	422
Summer Infant Inc. (c)	11	76
Superior Industries International Inc.	17	276
Systemax Inc. (c)	8	129
Talbots Inc. (c) (e)	55	146
Teavana Holdings Inc. (c) (e)	4	83
Tenneco Inc. (c)	42	1,248
Texas Roadhouse Inc. - Class A	44	655
The Jones Group Inc.	56	587
Tower International Inc. (c)	4	47
Town Sports International Holdings Inc. (c)	16	119
True Religion Apparel Inc. (c)	17	593
Tuesday Morning Corp. (c)	27	92
U.S. Auto Parts Network Inc. (c) (e)	9	37
Unifi Inc. (c)	10	74
Universal Electronics Inc. (c)	10	173
Universal Technical Institute Inc. (c)	15	195
Vail Resorts Inc. (e)	25	1,059
Valassis Communications Inc. (c) (e)	31	592
Value Line Inc. (e)	1	6
ValueVision Media Inc. (c)	25	47
Vera Bradley Inc. (c) (e)	13	428
Vitamin Shoppe Inc. (c)	17	691

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
VOXX International Corp. - Class A (c)	14	121
Warnaco Group Inc. (c)	28	1,394
West Marine Inc. (c)	9	104
Wet Seal Inc. - Class A (c)	60	195
Weyco Group Inc. (e)	4	109
Winmark Corp.	1	74
Winnebago Industries Inc. (c)	21	157
Wolverine World Wide Inc.	34	1,226
World Wrestling Entertainment Inc. - Class A (e)	19	176
Zale Corp. (c)	19	74
Zumiez Inc. (c) (e)	14	398

		99,572

CONSUMER STAPLES - 3.6%
A.T. Cross Co. (c)	6	65
Alico Inc.	3	59
Alliance One International Inc. (c)	57	156
Andersons Inc.	13	561
Arden Group Inc. - Class A	1	50
B&G Foods Inc.	33	790
Boston Beer Co. Inc. - Class A (c) (e)	6	614
Cal-Maine Foods Inc. (e)	9	341
Calavo Growers Inc. (e)	7	189
Casey’s General Stores Inc.	26	1,355
Central European Distribution Corp. (c) (e)	49	215
Central Garden & Pet Co. - Class A (c)	29	240
Chefs’ Warehouse Inc. (c)	6	114
Chiquita Brands International Inc. (c)	31	255
Coca-Cola Bottling Co.	3	184
Craft Brewers Alliance Inc. (c) (e)	6	38
Darling International Inc. (c)	81	1,079
Diamond Foods Inc. (e)	15	493
Dole Food Co. Inc. (c) (e)	23	197
Elizabeth Arden Inc. (c)	16	603
Farmer Bros. Co. (e)	3	23
Female Health Co. (e)	16	70
Fresh Del Monte Produce Inc.	26	639
Griffin Land & Nurseries Inc. - Class A	2	40
Hain Celestial Group Inc. (c)	25	914
Harbinger Group Inc. (c)	4	15
Heckmann Corp. (c)	68	455
Imperial Sugar Co.	9	31
Ingles Markets Inc. - Class A	9	131
Inter Parfums Inc.	12	181
J&J Snack Foods Corp.	10	507
Lancaster Colony Corp.	13	883
Lifeway Foods Inc. (c) (e)	2	21
Limoneira Co. (e)	4	74
Medifast Inc. (c) (e)	10	138
MGP Ingredients Inc.	6	30
Nash Finch Co.	8	247
National Beverage Corp. (c)	8	122
Natures Sunshine Products Inc. (c) (e)	7	107
Nu Skin Enterprises Inc. - Class A	38	1,840
Nutraceutical International Corp. (c)	7	81
Oil-Dri Corp. of America	4	82
Omega Protein Corp. (c)	15	107
Pantry Inc. (c)	15	183
Pilgrim’s Pride Corp. (c)	31	181
Prestige Brands Holdings Inc. (c)	35	394
PriceSmart Inc.	12	861
Primo Water Corp. (c) (e)	8	25
Revlon Inc. - Class A (c)	8	123
Rite Aid Corp. (c)	394	496
Ruddick Corp.	34	1,451

	Shares/Par (p)	Value
Sanderson Farms Inc. (e)	15	773
Schiff Nutrition International Inc. (c)	9	97
Seneca Foods Corp. - Class A (c)	7	168
Smart Balance Inc. (c)	42	224
Snyders-Lance Inc.	33	742
Spartan Stores Inc.	15	279
Spectrum Brands Holdings Inc. (c)	11	304
Star Scientific Inc. (c) (e)	76	167
Susser Holdings Corp. (c)	6	128
Synutra International Inc. (c) (e)	13	66
The Fresh Market Inc. (c) (e)	20	782
Tootsie Roll Industries Inc. (e)	16	378
TreeHouse Foods Inc. (c)	25	1,607
United Natural Foods Inc. (c)	34	1,342
Universal Corp.	16	728
USANA Health Sciences Inc. (c) (e)	5	145
Vector Group Ltd. (e)	33	585
Village Super Market Inc. - Class A	4	108
WD-40 Co.	11	456
Weis Markets Inc.	8	308
Winn-Dixie Stores Inc. (c)	37	344

		27,781

ENERGY - 6.6%
Abraxas Petroleum Corp. (c) (e)	54	177
Alon USA Energy Inc.	8	73
Amyris Inc. (c) (e)	13	145
Apco Oil And Gas International Inc. (e)	6	497
Approach Resources Inc. (c) (e)	18	520
ATP Oil & Gas Corp. (c) (e)	29	215
Basic Energy Services Inc. (c)	16	319
Berry Petroleum Co. - Class A	36	1,501
Bill Barrett Corp. (c)	33	1,114
BPZ Resources Inc. (c) (e)	73	208
Bristow Group Inc.	25	1,193
C&J Energy Services Inc. (c)	7	154
Cal Dive International Inc. (c)	74	166
Callon Petroleum Co. (c)	27	136
CAMAC Energy Inc. (c) (e)	26	26
Carrizo Oil & Gas Inc. (c)	27	715
Cheniere Energy Inc. (c) (e)	55	481
Clayton Williams Energy Inc. (c) (e)	4	317
Clean Energy Fuels Corp. (c) (e)	33	412
Cloud Peak Energy Inc. (c)	42	818
Complete Production Services Inc. (c)	55	1,832
Comstock Resources Inc. (c)	33	510
Contango Oil & Gas Co. (c)	8	473
Crimson Exploration Inc. (c) (e)	13	38
Crosstex Energy Inc.	27	337
CVR Energy Inc. (c)	61	1,138
Dawson Geophysical Co. (c)	5	203
Delek US Holdings Inc.	9	102
DHT Holdings Inc. (e)	40	29
Dril-Quip Inc. (c)	24	1,566
Endeavour International Corp. (c) (e)	27	231
Energy Partners Ltd. (c)	21	301
Energy XXI Bermuda Ltd. (c)	52	1,662
Evolution Petroleum Corp. (c)	13	104
Exterran Holdings Inc. (c)	43	388
Frontline Ltd. (e)	37	161
FX Energy Inc. (c)	38	181
Gastar Exploration Ltd. (c)	43	137
Geokinetics Inc. (c) (e)	6	14
GeoResources Inc. (c)	14	411
Gevo Inc. (c) (e)	3	19
Global Geophysical Services Inc. (c)	11	75

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
GMX Resources Inc. (c) (e)	39	49
Golar LNG Ltd. (e)	28	1,230
Goodrich Petroleum Corp. (c) (e)	18	253
Green Plains Renewable Energy Inc. (c) (e)	14	141
Gulf Island Fabrication Inc.	10	299
Gulfmark Offshore Inc. - Class A (c)	17	696
Gulfport Energy Corp. (c)	31	917
Hallador Energy Co.	2	20
Harvest Natural Resources Inc. (c) (e)	23	170
Helix Energy Solutions Group Inc. (c)	73	1,161
Hercules Offshore Inc. (c)	74	328
Hornbeck Offshore Services Inc. (c) (e)	21	644
Houston American Energy Corp. (c) (e)	12	150
Hyperdynamics Corp. (c) (e)	104	254
ION Geophysical Corp. (c) (e)	92	562
Isramco Inc. (c) (e)	1	83
James River Coal Co. (c) (e)	25	175
Key Energy Services Inc. (c)	87	1,340
KiOR Inc. - Class A (c) (e)	7	68
Knightsbridge Tankers Ltd. (e)	15	203
Kodiak Oil & Gas Corp. (c) (e)	174	1,655
L&L Energy Inc. (c) (e)	12	31
Lufkin Industries Inc.	21	1,422
Magnum Hunter Resources Corp. (c) (e)	78	418
Matrix Service Co. (c)	18	166
McMoRan Exploration Co. (c) (e)	68	995
Miller Energy Resources Inc. (c) (e)	19	54
Mitcham Industries Inc. (c)	9	193
Natural Gas Services Group Inc. (c)	8	122
Newpark Resources Inc. (c)	62	590
Nordic American Tanker Shipping Ltd. (e)	31	376
Northern Oil and Gas Inc. (c) (e)	44	1,051
Oasis Petroleum Inc. (c)	41	1,201
Overseas Shipholding Group Inc. (e)	18	196
OYO Geospace Corp. (c)	3	240
Panhandle Oil and Gas Inc. - Class A	5	149
Parker Drilling Co. (c)	82	589
Patriot Coal Corp. (c)	64	539
Penn Virginia Corp.	34	179
Petroleum Development Corp. (c)	16	574
PetroQuest Energy Inc. (c) (e)	40	263
PHI Inc. (c)	9	233
Pioneer Drilling Co. (c)	41	398
Rentech Inc. (c)	148	194
Resolute Energy Corp. (c) (e)	31	333
Rex Energy Corp. (c) (e)	24	348
Rex Stores Corp. (c)	4	95
Rosetta Resources Inc. (c)	37	1,595
Scorpio Tankers Inc. (c)	20	98
SemGroup Corp. (c)	29	753
Ship Finance International Ltd. (e)	30	281
Solazyme Inc. (c) (e)	7	79
Stone Energy Corp. (c)	34	900
Swift Energy Co. (c)	30	877
Syntroleum Corp. (c)	71	68
Targa Resources Corp.	11	449
Teekay Tankers Ltd. - Class A (e)	31	109
Tesco Corp. (c)	21	267
Tetra Technologies Inc. (c)	53	493
Triangle Petroleum Corp. (c) (e)	32	191
Union Drilling Inc. (c)	10	64
Ur-Energy Inc. (c) (e)	63	54
Uranerz Energy Corp. (c) (e)	39	71
Uranium Energy Corp. (c) (e)	50	152
Uranium Resources Inc. (c) (e)	57	41
USEC Inc. (c) (e)	76	86

	Shares/Par (p)	Value
VAALCO Energy Inc. (c)	36	220
Vantage Drilling Co. (c)	121	140
Venoco Inc. (c)	18	124
Voyager Oil & Gas Inc. (c) (e)	29	73
W&T Offshore Inc.	24	511
Warren Resources Inc. (c)	46	149
Western Refining Inc. (c) (e)	37	490
Westmoreland Coal Co. (c)	6	77
Willbros Group Inc. (c)	25	91
World Fuel Services Corp.	49	2,055
Zion Oil & Gas Inc. (c) (e)	15	34

		51,038

FINANCIALS - 21.9%
1st Source Corp.	11	276
1st United Bancorp Inc. (c)	21	116
Acadia Realty Trust	29	585
Advance America Cash Advance Centers Inc.	36	319
AG Mortgage Investment Trust Inc. (e)	4	78
Agree Realty Corp.	6	154
Alexander’s Inc.	1	531
Alliance Financial Corp.	4	117
Alterra Capital Holdings Ltd.	63	1,485
American Assets Trust Inc.	22	442
American Campus Communities Inc.	47	1,971
American Capital Mortgage Investment Corp.	5	93
American Equity Investment Life Holding Co.	40	414
American Safety Insurance Holdings Ltd. (c)	7	158
Ameris Bancorp (c)	17	171
Amerisafe Inc. (c)	12	289
Ames National Corp. (e)	6	123
AmTrust Financial Services Inc.	16	383
Anworth Mortgage Asset Corp.	91	574
Apollo Commercial Real Estate Finance Inc.	13	177
Apollo Investment Corp.	136	876
Apollo Residential Mortgage Inc.	7	108
Argo Group International Holdings Ltd.	18	529
Arlington Asset Investment Corp. - Class A	5	108
ARMOUR Residential REIT Inc. (e)	63	441
Arrow Financial Corp.	7	165
Artio Global Investors Inc.	19	95
Ashford Hospitality Trust Inc.	35	282
Associated Estates Realty Corp.	28	441
Astoria Financial Corp.	60	507
Avatar Holdings Inc. (c)	7	48
Baldwin & Lyons Inc. - Class B	5	113
BancFirst Corp.	4	155
Banco Latinoamericano de Comercio Exterior SA - Class E	19	312
Bancorp Inc. (c)	20	148
Bancorp Rhode Island Inc.	2	85
BancorpSouth Inc.	55	611
Bank Mutual Corp.	26	84
Bank of Kentucky Financial Corp.	3	70
Bank of Marin Bancorp.	3	125
Bank of the Ozarks Inc.	19	556
BankFinancial Corp.	13	73
Banner Corp.	12	208
BBCN Bancorp Inc. (c)	51	478
Beneficial Mutual Bancorp Inc. (c)	21	179
Berkshire Hills Bancorp Inc.	15	323
BGC Partners Inc. - Class A	53	312
BioMed Realty Trust Inc.	104	1,888
BlackRock Kelso Capital Corp. (e)	51	419
BofI Holding Inc. (c) (e)	6	90
Boston Private Financial Holdings Inc. (e)	52	412

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Bridge Bancorp Inc.	4	84
Bridge Capital Holdings (c) (e)	6	58
Brookline Bancorp Inc.	39	327
Bryn Mawr Bank Corp.	8	149
Calamos Asset Management Inc. - Class A (e)	12	149
California First National Bancorp.	1	14
Camden National Corp.	5	159
Campus Crest Communities Inc.	20	198
Cape Bancorp Inc. (c)	7	55
Capital Bank Corp. (c)	8	17
Capital City Bank Group Inc. (e)	9	86
Capital Southwest Corp. (e)	2	165
CapLease Inc.	46	186
Capstead Mortgage Corp.	59	732
Cardinal Financial Corp.	19	202
Cardtronics Inc. (c)	30	813
Cascade Bancorp (c) (e)	4	16
Cash America International Inc.	20	951
Cathay General Bancorp	54	801
CBL & Associates Properties Inc.	103	1,612
Cedar Shopping Centers Inc.	37	158
Center Bancorp Inc.	7	72
CenterState Banks of Florida Inc.	22	147
Central Pacific Financial Corp. (c) (e)	11	147
Century Bancorp. Inc. - Class A	3	79
Charter Financial Corp.	4	38
Chatham Lodging Trust	9	93
Chemical Financial Corp.	19	407
Chesapeake Lodging Trust	23	349
CIFC Corp. (c) (e)	7	39
Citizens & Northern Corp.	8	149
Citizens Inc. - Class A (c)	27	265
City Holdings Co. (e)	11	356
Clifton Savings Bancorp Inc.	5	44
CNB Financial Corp. (e)	8	121
CNO Financial Group Inc. (c)	154	973
CoBiz Financial Inc.	24	140
Cogdell Spencer Inc.	30	127
Cohen & Steers Inc. (e)	12	343
Colonial Properties Trust	58	1,208
Colony Financial Inc.	22	342
Columbia Banking System Inc.	28	534
Community Bank System Inc.	26	714
Community Trust Bancorp Inc.	9	276
Compass Diversified Holdings	27	335
Consolidated-Tomoka Land Co.	3	85
Coresite Realty Corp.	13	231
Cousins Properties Inc.	60	383
Cowen Group Inc. - Class A (c)	46	118
Crawford & Co. - Class B	19	116
Credit Acceptance Corp. (c)	5	385
CreXus Investment Corp.	38	398
CubeSmart	83	881
CVB Financial Corp. (e)	62	626
CYS Investments Inc. (e)	58	756
DCT Industrial Trust Inc.	171	875
Delphi Financial Group Inc. - Class A	34	1,488
DFC Global Corp. (c)	29	527
Diamond Hill Investment Group Inc.	2	118
DiamondRock Hospitality Co.	116	1,121
Dime Community Bancshares Inc.	21	266
Donegal Group Inc. - Class A	5	74
Doral Financial Corp. (c)	102	97
Duff & Phelps Corp. - Class A	21	300
DuPont Fabros Technology Inc. (e)	41	992
Dynex Capital Inc.	29	263

	Shares/Par (p)	Value
Eagle Bancorp Inc. (c)	11	157
EastGroup Properties Inc.	18	802
Edelman Financial Group Inc.	14	95
Education Realty Trust Inc.	62	634
eHealth Inc. (c)	14	200
EMC Insurance Group Inc.	3	53
Employer Holdings Inc.	24	434
Encore Bancshares Inc. (c) (e)	7	93
Encore Capital Group Inc. (c)	11	241
Enstar Group Ltd. (c)	5	467
Enterprise Bancorp Inc. (e)	4	51
Enterprise Financial Services Corp.	11	162
Entertainment Properties Trust	32	1,412
Epoch Holding Corp.	10	228
Equity Lifestyle Properties Inc.	21	1,422
Equity One Inc.	37	637
ESB Financial Corp. (e)	8	110
ESSA BanCorp Inc.	8	87
Evercore Partners Inc. - Class A	14	375
Excel Trust Inc.	22	265
Extra Space Storage Inc.	65	1,575
EZCORP Inc. - Class A (c)	33	861
FBL Financial Group Inc. - Class A	8	289
FBR Capital Markets Corp. (c)	39	80
Federal Agricultural Mortgage Corp. - Class C	6	117
FelCor Lodging Trust Inc. (c)	82	249
Fidus Investment Corp. (e)	3	43
Fifth Street Finance Corp. (e)	48	461
Financial Engines Inc. (c) (e)	25	569
Financial Institutions Inc.	9	151
First American Financial Corp.	73	927
First Bancorp Inc. (e)	7	105
First Bancorp Inc.	10	112
First Busey Corp.	54	271
First Cash Financial Services Inc. (c)	22	764
First Commonwealth Financial Corp.	71	372
First Community Bancshares Inc.	10	125
First Connecticut Bancorp Inc.	11	143
First Defiance Financial Corp.	6	86
First Financial Bancorp	40	663
First Financial Bankshares Inc. (e)	21	718
First Financial Corp.	8	252
First Financial Holdings Inc.	10	91
First Industrial Realty Trust Inc. (c)	58	590
First Interstate BancSystem Inc.	11	145
First Marblehead Corp. (c)	33	38
First Merchants Corp.	19	165
First Midwest Bancorp Inc.	50	505
First of Long Island Corp.	5	142
First PacTrust Bancorp Inc. (e)	5	53
First Potomac Realty Trust	34	450
FirstMerit Corp.	76	1,148
Flagstar Bancorp Inc. (c)	120	61
Flagstone Reinsurance Holdings SA	37	304
Flushing Financial Corp.	21	269
FNB Corp.	88	999
Forestar Group Inc. (c)	25	381
Fortegra Financial Corp. (c)	4	24
Fox Chase Bancorp Inc.	9	113
Franklin Financial Corp. (c)	8	100
Franklin Street Properties Corp.	49	491
FXCM Inc. - Class A (e)	11	112
Gain Capital Holdings Inc. (e)	6	37
GAMCO Investors Inc.	4	194
German American Bancorp Inc.	8	141
Getty Realty Corp.	17	242

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
GFI Group Inc.	51	210
Glacier Bancorp Inc.	50	605
Gladstone Capital Corp.	13	100
Gladstone Commercial Corp.	7	120
Gladstone Investment Corp.	17	122
Gleacher & Co. Inc. (c)	46	77
Glimcher Realty Trust	75	688
Global Indemnity Plc (c)	9	173
Golub Capital BDC Inc. (e)	6	93
Government Properties Income Trust	24	531
Great Southern Bancorp Inc. (e)	7	170
Greenlight Capital Re Ltd. - Class A (c)	19	443
Hallmark Financial Services Inc. (c)	6	44
Hampton Roads Bankshares Inc. (c)	6	16
Hancock Holding Co.	53	1,689
Hanmi Financial Corp. (c)	12	88
Harleysville Group Inc.	8	469
Harris & Harris Group Inc. (c)	20	69
Hatteras Financial Corp.	52	1,366
Healthcare Realty Trust Inc.	53	982
Heartland Financial USA Inc.	9	144
Hercules Technology Growth Capital Inc.	31	290
Heritage Commerce Corp. (c)	13	60
Heritage Financial Corp.	10	123
Hersha Hospitality Trust	98	476
HFF Inc. - Class A (c)	21	215
Highwoods Properties Inc.	50	1,482
Hilltop Holdings Inc. (c)	27	226
Home Bancshares Inc.	15	379
Home Federal Bancorp Inc.	11	109
Home Properties Inc.	33	1,912
Horace Mann Educators Corp.	28	386
Hudson Pacific Properties Inc.	15	213
Hudson Valley Holding Corp.	11	227
IberiaBank Corp.	20	987
Imperial Holdings Inc. (c)	11	20
Independence Holding Co.	4	36
Independent Bank Corp.	15	407
Infinity Property & Casualty Corp.	8	468
Inland Real Estate Corp.	52	392
International Bancshares Corp.	37	679
INTL FCStone Inc. (c) (e)	9	213
Invesco Mortgage Capital Inc.	80	1,124
Investment Technology Group Inc. (c)	28	302
Investors Bancorp Inc. (c)	33	439
Investors Real Estate Trust (e)	54	391
iStar Financial Inc. (c) (e)	56	298
JMP Group Inc.	13	92
Kansas City Life Insurance Co. (e)	3	101
KBW Inc.	23	345
Kearny Financial Corp.	9	81
Kennedy-Wilson Holdings Inc. (e)	17	182
Kilroy Realty Corp.	40	1,541
Kite Realty Group Trust	36	163
Knight Capital Group Inc. - Class A (c)	68	805
Kohlberg Capital Corp.	12	73
Ladenburg Thalmann Financial Services Inc. (c) (e)	75	186
Lakeland Bancorp Inc.	13	113
Lakeland Financial Corp.	12	299
LaSalle Hotel Properties	59	1,427
Lexington Realty Trust (e)	84	627
LTC Properties Inc.	20	623
Maiden Holdings Ltd.	36	315
Main Street Capital Corp. (e)	16	347
MainSource Financial Group Inc.	15	134

	Shares/Par (p)	Value
Manning & Napier Inc. - Class A (c) (e)	8	98
MarketAxess Holdings Inc.	20	604
Marlin Business Services Inc.	7	89
MB Financial Inc.	38	651
MCG Capital Corp.	55	218
Meadowbrook Insurance Group Inc.	37	396
Medallion Financial Corp.	11	128
Medical Properties Trust Inc.	78	768
Medley Capital Corp.	7	70
Merchants Bancshares Inc.	3	88
Meridian Interstate BanCorp Inc. (c)	4	54
Metro Bancorp Inc. (c)	11	89
MFA Financial Inc.	246	1,655
MGIC Investment Corp. (c) (e)	131	490
Mid-America Apartment Communities Inc.	25	1,589
Midsouth Bancorp Inc.	5	62
Mission West Properties Inc. (e)	12	105
Monmouth Real Estate Investment Corp. - Class A	26	238
Montpelier Re Holdings Ltd.	43	771
MPG Office Trust Inc. (c) (e)	38	76
MVC Capital Inc. (e)	16	183
National Bankshares Inc. (e)	5	143
National Financial Partners Corp. (c) (e)	30	400
National Health Investors Inc.	17	748
National Interstate Corp.	4	105
National Penn Bancshares Inc.	86	729
National Retail Properties Inc.	71	1,880
National Western Life Insurance Co. - Class A	1	202
Navigators Group Inc. (c)	8	366
NBT Bancorp Inc.	24	535
Nelnet Inc. - Class A	18	438
Netspend Holdings Inc. (c)	19	153
New Mountain Finance Corp.	4	59
Newcastle Investment Corp.	68	316
NewStar Financial Inc. (c)	20	200
NGP Capital Resources Co.	15	105
Nicholas Financial Inc.	6	76
Northfield Bancorp Inc. (e)	11	154
NorthStar Realty Finance Corp.	68	326
Northwest Bancshares Inc.	67	835
OceanFirst Financial Corp.	10	136
Ocwen Financial Corp. (c)	65	934
Old National Bancorp	66	769
Omega Healthcare Investors Inc.	70	1,363
OmniAmerican Bancorp Inc. (c)	8	119
One Liberty Properties Inc.	8	135
OneBeacon Insurance Group Ltd.	16	244
Oppenheimer Holdings Inc. - Class A	7	117
Oriental Financial Group Inc.	31	373
Oritani Financial Corp.	34	431
Orrstown Financial Services Inc.	5	39
Pacific Capital Bancorp NA (c) (e)	2	71
Pacific Continental Corp.	11	96
PacWest Bancorp	21	400
Park National Corp. (e)	9	577
Park Sterling Corp. (c)	17	71
Parkway Properties Inc.	14	142
Pebblebrook Hotel Trust	36	681
PennantPark Investment Corp.	32	326
Penns Woods Bancorp Inc. (e)	2	93
Pennsylvania Real Estate Investment Trust	39	410
Pennymac Mortgage Investment Trust	19	308
Peoples Bancorp Inc.	8	124
PHH Corp. (c)	39	420
Phoenix Cos. Inc. (c)	77	130

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Pico Holdings Inc. (c)	15	307
Pinnacle Financial Partners Inc. (c)	24	390
Piper Jaffray Cos. (c)	11	228
Platinum Underwriters Holdings Ltd.	25	867
Portfolio Recovery Associates Inc. (c)	12	786
Post Properties Inc.	35	1,509
Potlatch Corp.	27	847
Presidential Life Corp.	15	152
Primerica Inc.	23	527
PrivateBancorp Inc.	42	458
ProAssurance Corp.	21	1,689
Prospect Capital Corp. (e)	76	706
Prosperity Bancshares Inc.	33	1,312
Provident Financial Services Inc.	42	567
Provident New York Bancorp	28	187
PS Business Parks Inc.	13	720
Pzena Investment Management Inc. - Class A	4	17
Radian Group Inc. (e)	95	221
RAIT Financial Trust (e)	28	132
Ramco-Gershenson Properties Trust	27	269
Redwood Trust Inc.	55	559
Renasant Corp.	17	255
Republic Bancorp Inc. - Class A	6	139
Resource Capital Corp.	48	270
Retail Opportunity Investments Corp.	34	399
RLI Corp.	13	924
RLJ Lodging Trust	19	327
Rockville Financial Inc.	21	220
Roma Financial Corp.	4	42
S&T Bancorp Inc. (e)	19	381
Sabra Healthcare REIT Inc.	24	291
Safety Insurance Group Inc.	8	343
Sandy Spring Bancorp Inc.	16	286
Saul Centers Inc.	5	179
SCBT Financial Corp.	9	264
SeaBright Insurance Holdings Inc.	13	103
Seacoast Banking Corp. of Florida (c)	44	67
Selective Insurance Group	37	658
Sierra Bancorp	7	64
Signature Bank (c)	32	1,912
Simmons First National Corp. - Class A	12	330
Solar Capital Ltd.	24	536
Solar Senior Capital Ltd.	5	78
Southside Bancshares Inc.	11	242
Southwest Bancorp Inc. (c)	12	70
Sovran Self Storage Inc.	19	805
STAG Industrial Inc.	13	144
Starwood Property Trust Inc.	65	1,196
State Auto Financial Corp.	11	144
State Bancorp. Inc.	11	135
State Bank Financial Corp. (c)	21	322
StellarOne Corp.	17	191
Sterling Bancorp	20	177
Sterling Financial Corp. (c) (e)	19	317
Stewart Information Services Corp.	14	156
Stifel Financial Corp. (c)	37	1,194
Strategic Hotels & Resorts Inc. (c)	122	655
Suffolk Bancorp (c)	7	75
Summit Hotel Properties Inc.	20	189
Sun Bancorp Inc. (c) (e)	23	55
Sun Communities Inc.	14	516
Sunstone Hotel Investors Inc. (c)	79	643
Susquehanna Bancshares Inc.	107	897
SVB Financial Group (c)	30	1,417
SWS Group Inc.	20	136
SY Bancorp Inc.	9	184

	Shares/Par (p)	Value
Symetra Financial Corp.	45	409
Tanger Factory Outlet Centers Inc.	59	1,743
Taylor Capital Group Inc. (c) (e)	7	70
Tejon Ranch Co. (c)	10	236
Terreno Realty Corp.	7	100
Territorial Bancorp Inc.	8	152
Texas Capital Bancshares Inc. (c)	26	795
THL Credit Inc.	5	59
TICC Capital Corp.	22	191
Tompkins Financial Corp.	6	213
Tower Bancorp Inc.	8	221
Tower Group Inc.	25	509
TowneBank (e)	17	204
Triangle Capital Corp. (e)	14	277
Trico Bancshares (e)	9	133
TrustCo Bank Corp.	65	365
Trustmark Corp. (e)	43	1,055
Two Harbors Investment Corp.	98	903
UMB Financial Corp.	22	830
UMH Properties Inc.	8	70
Umpqua Holdings Corp.	78	967
Union First Market Bankshares Corp.	14	189
United Bankshares Inc. (e)	34	966
United Community Banks Inc. (c) (e)	27	189
United Financial Bancorp Inc.	11	180
United Fire & Casualty Co.	15	305
Universal Health Realty Income Trust	8	325
Universal Insurance Holdings Inc.	9	34
Univest Corp. of Pennsylvania	12	171
Urstadt Biddle Properties Inc. - Class A	16	282
ViewPoint Financial Group	24	317
Virginia Commerce Bancorp (c)	15	113
Virtus Investment Partners Inc. (c)	4	283
Walker & Dunlop Inc. (c)	7	82
Walter Investment Management Corp.	17	356
Washington Banking Co. (e)	11	135
Washington REIT	46	1,250
Washington Trust Bancorp Inc.	10	242
Webster Financial Corp.	50	1,021
WesBanco Inc.	16	303
West Bancorp Inc.	12	114
West Coast Bancorp (c)	12	191
Westamerica Bancorporation	20	862
Western Alliance Bancorp (c)	47	292
Westfield Financial Inc.	20	144
Westwood Holdings Group Inc.	5	171
Whitestone REIT (e)	5	54
Wilshire Bancorp Inc. (c)	42	154
Winthrop Realty Trust	19	192
Wintrust Financial Corp.	24	684
World Acceptance Corp. (c)	10	751
WSFS Financial Corp.	4	160

		169,280

HEALTH CARE - 12.5%
Abaxis Inc. (c)	16	433
Abiomed Inc. (c)	21	396
Accelrys Inc. (c)	39	263
Accretive Health Inc. (c) (e)	28	642
Accuray Inc. (c)	51	214
Achillion Pharmaceuticals Inc. (c)	33	248
Acorda Therapeutics Inc. (c)	28	658
Acura Pharmaceuticals Inc. (c) (e)	4	13
Aegerion Pharmaceuticals Inc. (c)	6	96
Affymax Inc. (c)	28	182
Affymetrix Inc. (c)	48	195

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Air Methods Corp. (c)	8	668
Akorn Inc. (c)	37	416
Albany Molecular Research Inc. (c)	15	43
Align Technology Inc. (c)	43	1,011
Alimera Sciences Inc. (c) (e)	7	9
Alkermes Plc (c)	66	1,148
Alliance HealthCare Services Inc. (c)	19	23
Allos Therapeutics Inc. (c)	47	67
Almost Family Inc. (c)	7	111
Alnylam Pharmaceuticals Inc. (c)	24	198
Alphatec Holdings Inc. (c)	39	67
AMAG Pharmaceuticals Inc. (c)	14	271
Amedisys Inc. (c)	19	203
American Dental Partners Inc. (c)	10	180
Amicus Therapeutics Inc. (c)	10	33
AMN Healthcare Services Inc. (c)	28	124
Ampio Pharmaceuticals Inc. (c) (e)	12	51
Amsurg Corp. (c)	22	570
Anacor Pharmaceuticals Inc. (c)	12	74
Analogic Corp.	8	477
AngioDynamics Inc. (c)	17	247
Antares Pharma Inc. (c) (e)	57	126
Anthera Pharmaceuticals Inc. (c) (e)	17	101
Ardea Biosciences Inc. (c)	12	194
Arena Pharmaceuticals Inc. (c) (e)	109	203
Ariad Pharmaceuticals Inc. (c)	92	1,123
ArQule Inc. (c)	38	215
Array BioPharma Inc. (c)	35	76
ArthroCare Corp. (c)	18	575
Assisted Living Concepts Inc. - Class A	14	215
Astex Pharmaceuticals (c)	40	76
athenahealth Inc. (c) (e)	24	1,187
AtriCure Inc. (c)	9	95
Atrion Corp.	1	257
Auxilium Pharmaceuticals Inc. (c)	32	634
AVANIR Pharmaceuticals - Class A (c) (e)	88	180
AVEO Pharmaceuticals Inc. (c)	21	362
AVI BioPharma Inc. (c) (e)	96	72
Bacterin International Holdings Inc. (c) (e)	14	39
BG Medicine Inc. (c) (e)	5	22
Bio-Reference Labs Inc. (c)	17	279
BioCryst Pharmaceuticals Inc. (c) (e)	16	39
Biolase Technology Inc. (c) (e)	18	45
BioMimetic Therapeutics Inc. (c)	11	30
Biosante Pharmaceuticals Inc. (c) (e)	72	36
BioScrip Inc. (c)	27	147
BioSpecifics Technologies Corp. (c)	3	51
Biotime Inc. (c) (e)	17	99
Cadence Pharmaceuticals Inc. (c) (e)	24	93
Cambrex Corp. (c)	23	164
Cantel Medical Corp.	9	251
Capital Senior Living Corp. (c)	20	159
CardioNet Inc. (c)	16	38
Cardiovascular Systems Inc. (c)	11	110
Cell Therapeutics Inc. (c) (e)	126	146
Celldex Therapeutics Inc. (c)	34	89
Centene Corp. (c)	35	1,372
Cepheid Inc. (c)	43	1,472
Cerus Corp. (c) (e)	32	88
Chelsea Therapeutics International Inc. (c) (e)	40	204
Chemed Corp.	14	700
Chindex International Inc. (c)	9	73
Cleveland Biolabs Inc. (c) (e)	14	41
Clovis Oncology Inc. (c)	7	94
Codexis Inc. (c)	15	80
Columbia Laboratories Inc. (c) (e)	45	111

	Shares/Par (p)	Value
Complete Genomics Inc. (c) (e)	6	18
Computer Programs & Systems Inc.	7	377
Conceptus Inc. (c)	20	251
Conmed Corp. (c)	19	500
Corcept Therapeutics Inc. (c)	22	77
Cornerstone Therapeutics Inc. (c)	6	36
Corvel Corp. (c)	4	209
Cross Country Healthcare Inc. (c)	21	116
CryoLife Inc. (c)	17	80
Cubist Pharmaceuticals Inc. (c)	41	1,644
Curis Inc. (c) (e)	50	232
Cyberonics Inc. (c)	19	652
Cynosure Inc. - Class A (c)	6	68
Cytori Therapeutics Inc. (c) (e)	36	80
Delcath Systems Inc. (c) (e)	36	109
DepoMed Inc. (c)	34	179
DexCom Inc. (c)	45	416
Durect Corp. (c)	54	64
DUSA Pharmaceuticals Inc. (c)	15	65
Dyax Corp. (c)	60	82
Dynavax Technologies Inc. (c)	104	345
Dynavox Inc. - Class A (c)	5	18
Emergent BioSolutions Inc. (c)	17	287
Emeritus Corp. (c)	21	371
Endocyte Inc. (c)	11	42
Endologix Inc. (c)	33	377
Ensign Group Inc.	12	282
Enzo Biochem Inc. (c) (e)	30	68
Enzon Pharmaceuticals Inc. (c)	28	188
Epocrates Inc. (c)	3	25
eResearch Technology Inc. (c)	31	147
Exact Sciences Corp. (c)	37	298
ExacTech Inc. (c)	7	109
ExamWorks Group Inc. (c)	20	185
Exelixis Inc. (c)	88	416
Five Star Quality Care Inc. (c)	32	97
Fluidigm Corp. (c)	4	51
Furiex Pharmaceuticals Inc. (c)	6	103
Genomic Health Inc. (c)	12	305
Gentiva Health Services Inc. (c)	20	132
Geron Corp. (c) (e)	95	140
Greatbatch Inc. (c)	16	360
GTx Inc. (c)	17	57
Haemonetics Corp. (c)	18	1,091
Halozyme Therapeutics Inc. (c)	55	523
Hanger Orthopedic Group Inc. (c)	22	418
Hansen Medical Inc. (c) (e)	36	92
Harvard Bioscience Inc. (c)	14	54
Healthsouth Corp. (c)	66	1,166
HealthSpring Inc. (c)	47	2,552
HealthStream Inc. (c)	12	224
Healthways Inc. (c)	22	150
HeartWare International Inc. (c) (e)	8	552
Hi-Tech Pharmacal Co. Inc. (c)	7	276
HMS Holdings Corp. (c)	59	1,878
Horizon Pharma Inc. (c) (e)	3	14
ICU Medical Inc. (c)	8	367
Idenix Pharmaceuticals Inc. (c)	39	292
Immunogen Inc. (c) (e)	52	607
Immunomedics Inc. (c) (e)	43	142
Impax Laboratories Inc. (c)	45	916
Incyte Corp. (c) (e)	60	902
Infinity Pharmaceuticals Inc. (c)	12	105
Inhibitex Inc. (c)	44	478
Insmed Inc. (c) (e)	15	46
Insulet Corp. (c)	31	576

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Integra LifeSciences Holdings Corp. (c)	14	441
InterMune Inc. (c)	37	463
Invacare Corp.	20	302
IPC The Hospitalist Co. Inc. (c)	11	516
IRIS International Inc. (c)	11	104
Ironwood Pharmaceuticals Inc. (c)	34	403
Isis Pharmaceuticals Inc. (c) (e)	66	479
Ista Pharmaceuticals Inc. (c)	21	148
Jazz Pharmaceuticals Inc. (c)	15	597
Kensey Nash Corp. (c)	6	114
Keryx Biopharmaceuticals Inc. (c) (e)	48	121
Kindred Healthcare Inc. (c)	37	431
KV Pharmaceutical Co. - Class A (c) (e)	31	44
Landauer Inc.	6	314
Lannett Co. Inc. (c)	11	48
Lexicon Pharmaceuticals Inc. (c) (e)	128	166
LHC Group Inc. (c)	10	132
Ligand Pharmaceuticals Inc. (c)	14	168
Luminex Corp. (c)	26	550
Magellan Health Services Inc. (c)	20	969
MAKO Surgical Corp. (c) (e)	22	561
MannKind Corp. (c) (e)	56	140
MAP Pharmaceuticals Inc. (c)	16	207
Masimo Corp. (c)	37	684
Maxygen Inc. (c) (e)	22	127
MedAssets Inc. (c)	33	308
Medical Action Industries Inc. (c)	10	54
Medicines Co. (c)	38	701
Medicis Pharmaceutical Corp. - Class A	43	1,420
Medidata Solutions Inc. (c)	14	311
Medivation Inc. (c)	22	1,004
MedQuist Holdings Inc. (c)	23	219
MEDTOX Scientific Inc. (c)	5	65
Merge Healthcare Inc. (c)	37	178
Meridian Bioscience Inc.	27	515
Merit Medical Systems Inc. (c)	28	375
Metabolix Inc. (c) (e)	22	98
Metropolitan Health Networks Inc. (c)	30	227
Micromet Inc. (c)	60	434
Molina Healthcare Inc. (c)	20	439
Momenta Pharmaceuticals Inc. (c)	31	534
MWI Veterinary Supply Inc. (c)	9	571
Nabi Biopharmaceuticals (c)	28	53
National Healthcare Corp.	7	303
National Research Corp.	1	29
Natus Medical Inc. (c)	19	177
Nektar Therapeutics (c) (e)	76	426
Neogen Corp. (c)	16	487
Neoprobe Corp. (c) (e)	65	170
NeoStem Inc. (c) (e)	14	7
Neurocrine Biosciences Inc. (c) (e)	35	299
Novavax Inc. (c) (e)	74	93
NPS Pharmaceuticals Inc. (c)	57	379
NuVasive Inc. (c)	26	332
NxStage Medical Inc. (c)	31	554
Nymox Pharmaceutical Corp. (c) (e)	14	114
Obagi Medical Products Inc. (c)	12	118
Omnicell Inc. (c)	23	381
OncoGenex Pharmaceutical Inc. (c)	6	69
Oncothyreon Inc. (c) (e)	30	228
Onyx Pharmaceuticals Inc. (c)	44	1,926
Opko Health Inc. (c) (e)	75	370
Optimer Pharmaceuticals Inc. (c) (e)	32	392
OraSure Technologies Inc. (c)	33	299
Orexigen Therapeutics Inc. (c) (e)	18	30
Orthofix International NV (c)	13	448

	Shares/Par (p)	Value
Osiris Therapeutics Inc. (c) (e)	13	68
Owens & Minor Inc.	44	1,228
Pacific Biosciences of California Inc. (c)	21	59
Pacira Pharmaceuticals Inc. (c)	3	26
Pain Therapeutics Inc. (c) (e)	28	106
Palomar Medical Technologies Inc. (c)	13	118
Par Pharmaceutical Cos. Inc. (c)	25	826
Parexel International Corp. (c)	41	850
PDL BioPharma Inc.	98	606
Peregrine Pharmaceuticals Inc. (c) (e)	40	41
Pernix Therapeutics Holdings (c)	3	32
Pharmacyclics Inc. (c)	31	456
PharmAthene Inc. (c) (e)	22	27
PharMerica Corp. (c)	21	314
Pozen Inc. (c)	17	66
Progenics Pharmaceuticals Inc. (c)	21	178
Providence Services Corp. (c)	9	122
PSS World Medical Inc. (c) (e)	39	934
Quality Systems Inc.	27	995
Questcor Pharmaceuticals Inc. (c)	37	1,529
Quidel Corp. (c) (e)	20	301
RadNet Inc. (c) (e)	19	39
Raptor Pharmaceutical Corp. (c) (e)	34	215
Rigel Pharmaceuticals Inc. (c)	48	375
Rockwell Medical Technologies Inc. (c) (e)	10	82
RTI Biologics Inc. (c)	41	182
Sagent Pharmaceuticals Inc. (c) (e)	4	85
Salix Pharmaceuticals Ltd. (c)	40	1,936
Sangamo Biosciences Inc. (c)	36	103
Santarus Inc. (c)	37	121
Savient Pharmaceuticals Inc. (c) (e)	47	105
Sciclone Pharmaceuticals Inc. (c)	27	115
Seattle Genetics Inc. (c) (e)	67	1,117
Select Medical Holdings Corp. (c)	32	271
Sequenom Inc. (c) (e)	66	292
SIGA Technologies Inc. (c) (e)	24	61
Skilled Healthcare Group Inc. - Class A (c)	12	67
Solta Medical Inc. (c)	41	128
SonoSite Inc. (c)	10	520
Spectranetics Corp. (c)	22	158
Spectrum Pharmaceuticals Inc. (c)	39	572
Staar Surgical Co. (c)	24	248
Stereotaxis Inc. (c) (e)	28	23
STERIS Corp.	41	1,224
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	13	58
Sun Healthcare Group Inc. (c)	15	58
Sunesis Pharmaceuticals Inc. (c) (e)	17	20
Sunrise Senior Living Inc. (c) (e)	41	267
SurModics Inc. (c)	12	175
Symmetry Medical Inc. (c)	24	195
Synergetics USA Inc. (c)	13	100
Synovis Life Technologies Inc. (c)	9	241
Synta Pharmaceuticals Corp. (c) (e)	14	64
Targacept Inc. (c)	19	107
Team Health Holdings Inc. (c)	19	409
Theravance Inc. (c)	48	1,058
Tornier BV (c)	6	115
Transcend Services Inc. (c)	6	137
Transcept Pharmaceuticals Inc. (c) (e)	3	23
Triple-S Management Corp. - Class B (c)	14	280
Trius Therapeutics Inc. (c)	4	28
Unilife Corp. (c) (e)	39	122
Universal American Corp.	23	291
Uroplasty Inc. (c)	13	53
US Physical Therapy Inc.	7	145
Vanda Pharmaceuticals Inc. (c)	21	100

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Vanguard Health Systems Inc. (c)	22	222
Vascular Solutions Inc. (c)	12	133
Vical Inc. (c)	53	232
ViroPharma Inc. (c)	49	1,346
Vivus Inc. (c) (e)	62	606
Volcano Corp. (c)	36	863
WellCare Health Plans Inc. (c)	29	1,547
West Pharmaceutical Services Inc.	23	884
Wright Medical Group Inc. (c)	27	443
XenoPort Inc. (c)	27	101
Young Innovations Inc.	4	120
Zalicus Inc. (c) (e)	55	67
Zeltiq Aesthetics Inc. (c)	5	52
ZIOPHARM Oncology Inc. (c) (e)	40	177
Zogenix Inc. (c)	7	15
Zoll Medical Corp. (c)	15	949

		96,263

INDUSTRIALS - 15.5%
3D Systems Corp. (c) (e)	28	402
A123 Systems Inc. (c) (e)	58	94
AAON Inc. (e)	12	255
AAR Corp.	26	506
ABM Industries Inc.	37	762
Acacia Research Corp. (c)	30	1,083
ACCO Brands Corp. (c)	37	353
Aceto Corp.	16	113
Active Power Inc. (c)	49	32
Actuant Corp. - Class A	48	1,081
Acuity Brands Inc.	30	1,590
Advisory Board Co. (c)	11	821
Aegion Corp. (c)	26	405
AeroVironment Inc. (c)	12	371
Air Transport Services Group Inc. (c)	34	161
Aircastle Ltd.	39	493
Alamo Group Inc.	5	129
Alaska Air Group Inc. (c)	25	1,862
Albany International Corp. - Class A	19	443
Allegiant Travel Co. (c)	10	533
Altra Holdings Inc. (c)	18	333
AMERCO	6	539
Ameresco Inc. - Class A (c)	11	150
American Railcar Industries Inc. (c)	6	155
American Reprographics Co. (c)	30	136
American Science & Engineering Inc.	6	414
American Superconductor Corp. (c) (e)	31	115
American Woodmark Corp.	7	92
Ampco-Pittsburgh Corp.	6	122
AO Smith Corp.	26	1,060
Apogee Enterprises Inc.	19	233
Applied Energetics Inc. (c)	—	—
Applied Industrial Technologies Inc.	29	1,035
Argan Inc.	7	101
Arkansas Best Corp.	18	342
Astec Industries Inc. (c)	14	451
Astronics Corp. (c)	8	274
Atlas Air Worldwide Holdings Inc. (c)	18	704
Avis Budget Group Inc. (c)	73	782
AZZ Inc.	8	381
Badger Meter Inc. (e)	11	310
Baltic Trading Ltd. (e)	12	57
Barnes Group Inc.	38	913
Barrett Business Services Inc.	6	120
Beacon Roofing Supply Inc. (c)	32	638
Belden Inc.	33	1,095
Blount International Inc. (c)	33	485

	Shares/Par (p)	Value
Brady Corp. - Class A	32	1,017
Briggs & Stratton Corp.	34	520
Brink’s Co.	32	873
Broadwind Energy Inc. (c) (e)	71	48
Builders FirstSource Inc. (c) (e)	25	51
CAI International Inc. (c)	9	143
Capstone Turbine Corp. (c) (e)	157	182
Cascade Corp.	6	306
Casella Waste Systems Inc. - Class A (c)	18	117
CBIZ Inc. (c)	27	165
CDI Corp.	8	113
Celadon Group Inc.	15	178
Cenveo Inc. (c) (e)	42	141
Ceradyne Inc. (c)	17	467
Chart Industries Inc. (c)	20	1,102
Chase Corp. (e)	4	54
CIRCOR International Inc.	12	429
CLARCOR Inc.	35	1,744
Clean Harbors Inc. (c)	32	2,065
Coleman Cable Inc. (c)	4	37
Colfax Corp. (c) (e)	17	493
Columbus Mckinnon Corp. (c)	14	180
Comfort Systems USA Inc.	27	289
Commercial Vehicle Group Inc. (c)	21	191
Consolidated Graphics Inc. (c)	6	286
Corporate Executive Board Co.	24	915
CoStar Group Inc. (c)	18	1,171
Courier Corp.	6	75
Covenant Transportation Group Inc. (c)	5	15
CRA International Inc. (c)	8	162
Cubic Corp.	11	460
Curtiss-Wright Corp.	32	1,139
Deluxe Corp.	35	796
DigitalGlobe Inc. (c)	23	402
Dolan Media Co. (c)	22	187
Dollar Thrifty Automotive Group Inc. (c)	20	1,409
Douglas Dynamics Inc.	13	197
Ducommun Inc.	8	99
DXP Enterprises Inc. (c)	5	170
Dycom Industries Inc. (c)	24	492
Dynamic Materials Corp.	9	174
Eagle Bulk Shipping Inc. (c) (e)	41	39
EMCOR Group Inc.	46	1,243
Encore Wire Corp. (e)	13	336
Energy Recovery Inc. (c) (e)	36	92
EnergySolutions Inc. (c)	55	171
EnerNOC Inc. (c) (e)	17	188
EnerSys	33	852
Ennis Inc.	17	231
EnPro Industries Inc. (c)	14	470
ESCO Technologies Inc.	18	510
Essex Rental Corp. (c) (e)	10	31
Esterline Technologies Corp. (c)	21	1,183
Excel Maritime Carriers Ltd. (c) (e)	38	56
Exponent Inc. (c)	10	445
Federal Signal Corp. (c)	40	165
Flow International Corp. (c)	35	124
Forward Air Corp.	20	644
Franklin Covey Co. (c)	9	72
Franklin Electric Co. Inc.	16	691
FreightCar America Inc. (c)	9	186
FTI Consulting Inc. (c)	29	1,238
Fuel Tech Inc. (c)	12	79
FuelCell Energy Inc. (c) (e)	84	73
Furmanite Corp. (c)	25	159
G&K Services Inc. - Class A	13	365

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Genco Shipping & Trading Ltd. (c) (e)	21	144
GenCorp Inc. (c)	39	209
Generac Holdings Inc. (c)	17	486
Genesee & Wyoming Inc. - Class A (c)	27	1,661
Geo Group Inc. (c)	45	757
GeoEye Inc. (c)	15	338
Gibraltar Industries Inc. (c)	20	273
Global Power Equipment Group Inc. (c) (e)	11	263
Gorman-Rupp Co.	10	278
GP Strategies Corp. (c)	11	151
Graham Corp.	7	151
Granite Construction Inc.	26	611
Great Lakes Dredge & Dock Corp.	37	207
Greenbrier Cos. Inc. (c)	13	325
Griffon Corp.	33	305
H&E Equipment Services Inc. (c)	21	277
Hawaiian Holdings Inc. (c)	32	186
Healthcare Services Group Inc.	46	818
Heartland Express Inc.	35	496
HEICO Corp. (e)	29	1,688
Heidrick & Struggles International Inc.	13	273
Heritage-Crystal Clean Inc. (c)	3	48
Herman Miller Inc.	39	719
Hexcel Corp. (c)	68	1,641
Higher One Holdings Inc. (c) (e)	21	379
Hill International Inc. (c)	18	93
HNI Corp.	31	798
Houston Wire & Cable Co.	12	166
HUB Group Inc. - Class A (c)	26	831
Hudson Highland Group Inc. (c)	21	99
Hurco Cos. Inc. (c)	5	108
Huron Consulting Group Inc. (c)	15	574
ICF International Inc. (c)	14	342
II-VI Inc. (c)	36	663
InnerWorkings Inc. (c)	18	167
Insperity Inc.	15	389
Insteel Industries Inc.	12	135
Interface Inc. - Class A	35	405
Interline Brands Inc. (c)	23	363
International Shipholding Corp.	4	77
Intersections Inc.	6	62
JetBlue Airways Corp. (c)	172	893
John Bean Technologies Corp.	20	308
Kadant Inc. (c)	8	176
Kaman Corp. - Class A	18	492
Kaydon Corp.	22	679
Kelly Services Inc. - Class A	19	256
Keyw Holding Corp. (c) (e)	11	84
Kforce Inc. (c)	23	282
Kimball International Inc. - Class B	23	118
Knight Transportation Inc.	43	666
Knoll Inc.	32	474
Korn/Ferry International (c)	31	534
Kratos Defense & Security Solutions Inc. (c)	21	128
Lawson Products Inc.	2	33
Layne Christensen Co. (c)	14	336
LB Foster Co.	6	174
Lindsay Corp.	9	475
LMI Aerospace Inc. (c)	6	100
LSI Industries Inc.	13	77
Lydall Inc. (c)	14	129
Marten Transport Ltd.	11	191
MasTec Inc. (c)	39	685
McGrath RentCorp	16	471
Meritor Inc. (c)	65	345
Met-Pro Corp.	11	99

	Shares/Par (p)	Value
Metalico Inc. (c) (e)	30	99
Michael Baker Corp. (c)	5	93
Middleby Corp. (c)	13	1,223
Miller Industries Inc.	8	130
Mine Safety Appliances Co.	19	629
Mistras Group Inc. (c)	10	257
Mobile Mini Inc. (c)	25	443
Moog Inc. - Class A (c)	32	1,384
Mueller Industries Inc.	26	984
Mueller Water Products Inc.	109	266
Multi-Color Corp.	8	209
MYR Group Inc. (c)	14	275
NACCO Industries Inc. - Class A	4	351
Navigant Consulting Inc. (c)	36	408
NCI Building Systems Inc. (c)	13	140
NN Inc. (c)	10	61
Northwest Pipe Co. (c)	6	145
Odyssey Marine Exploration Inc. (c) (e)	51	140
Old Dominion Freight Line Inc. (c)	33	1,334
Omega Flex Inc. (c) (e)	1	13
On Assignment Inc. (c)	24	271
Orbital Sciences Corp. (c)	41	593
Orion Marine Group Inc. (c)	17	114
Otter Tail Corp.	25	547
Pacer International Inc. (c)	25	135
Park-Ohio Holdings Corp. (c)	6	115
Patriot Transportation Holding Inc. (c) (e)	3	72
Pendrell Corp. (c) (e)	105	270
Pike Electric Corp. (c)	11	78
PMFG Inc. (c) (e)	12	234
Powell Industries Inc. (c)	6	180
PowerSecure International Inc. (c)	12	61
Preformed Line Products Co. (e)	2	92
Primoris Services Corp.	19	285
Quad/Graphics Inc. (e)	18	252
Quality Distribution Inc. (c)	10	118
Quanex Building Products Corp.	26	396
RailAmerica Inc. (c)	16	233
Raven Industries Inc.	13	780
RBC Bearings Inc. (c)	15	626
Republic Airways Holdings Inc. (c)	36	122
Resources Connection Inc.	33	347
Roadrunner Transportation Systems Inc. (c)	6	80
Robbins & Myers Inc.	27	1,327
Rollins Inc.	44	981
RPX Corp. (c)	6	73
RSC Holdings Inc. (c)	47	865
Rush Enterprises Inc. - Class A (c)	23	477
Saia Inc. (c)	11	133
SatCon Technology Corp. (c) (e)	71	43
Sauer-Danfoss Inc. (c)	8	277
Schawk Inc. - Class A	7	83
School Specialty Inc. (c)	10	26
Seaboard Corp. (c)	—	448
SeaCube Container Leasing Ltd.	8	116
Simpson Manufacturing Co. Inc.	29	974
SkyWest Inc.	36	459
Spirit Airlines Inc. (c)	11	177
Standard Parking Corp. (c)	12	208
Standex International Corp.	9	303
Steelcase Inc. - Class A	53	397
Sterling Construction Co. Inc. (c)	11	123
Sun Hydraulics Corp.	13	315
Swift Transporation Co. (c)	53	436
Swisher Hygiene Inc. (c) (e)	60	223
Sykes Enterprises Inc. (c)	27	427

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
TAL International Group Inc.	15	445
Taser International Inc. (c)	41	212
Team Inc. (c)	14	403
Tecumseh Products Co. - Class A (c)	14	66
Teledyne Technologies Inc. (c)	25	1,396
Tennant Co.	13	495
Tetra Tech Inc. (c)	43	936
Textainer Group Holdings Ltd.	8	238
Thermon Group Holdings Inc. (c)	6	107
Titan International Inc. (e)	29	572
Titan Machinery Inc. (c)	11	240
TMS International Corp. (c)	8	77
TRC Cos. Inc. (c)	11	65
Tredegar Corp.	17	376
Trex Co. Inc. (c) (e)	11	262
TriMas Corp. (c)	18	322
Triumph Group Inc.	26	1,523
TrueBlue Inc. (c)	30	411
Tutor Perini Corp. (c)	22	271
Twin Disc Inc.	6	208
Ultrapetrol Ltd. (c) (e)	13	39
UniFirst Corp.	9	536
United Rentals Inc. (c)	43	1,283
United Stationers Inc.	29	956
UniTek Global Services Inc. (c)	7	30
Universal Forest Products Inc.	14	420
Universal Truckload Services Inc.	3	50
US Airways Group Inc. (c) (e)	111	561
US Ecology Inc.	12	234
USG Corp. (c) (e)	48	485
Valence Technology Inc. (c) (e)	41	40
Viad Corp.	13	229
Vicor Corp.	14	115
VSE Corp.	3	81
Wabash National Corp. (c)	48	376
Watsco Inc.	20	1,281
Watts Water Technologies Inc. - Class A	21	704
WCA Waste Corp. (c)	10	66
Werner Enterprises Inc.	31	737
WESCO Aircraft Holdings Inc. (c)	13	181
Woodward Governor Co.	43	1,743
Xerium Technologies Inc. (c)	7	45
Zipcar Inc. (c) (e)	6	83

		119,760

INFORMATION TECHNOLOGY - 16.6%
ACI Worldwide Inc. (c)	23	667
Active Network Inc. (c)	7	101
Actuate Corp. (c)	28	162
Acxiom Corp. (c)	57	691
ADTRAN Inc.	45	1,350
Advanced Analogic Technologies Inc. (c)	31	182
Advanced Energy Industries Inc. (c)	31	329
Advent Software Inc. (c)	23	549
Aeroflex Holding Corp. (c)	12	123
Agilysys Inc. (c)	14	115
Alpha & Omega Semiconductor Ltd. (c) (e)	9	66
American Software Inc. - Class A	14	134
Amkor Technology Inc. (c) (e)	67	290
Amtech Systems Inc. (c)	6	49
Anadigics Inc. (c)	53	116
Anaren Inc. (c)	10	171
Ancestry.com Inc. (c)	21	482
Angie’s List Inc. (c) (e)	6	102
Anixter International Inc. (c)	20	1,199
Applied Micro Circuits Corp. (c)	43	290

	Shares/Par (p)	Value
Archipelago Learning Inc. (c)	10	93
Arris Group Inc. (c)	84	908
Aruba Networks Inc. (c)	59	1,095
Aspen Technology Inc. (c)	59	1,020
ATMI Inc. (c)	21	425
Aviat Networks Inc. (c)	46	84
Avid Technology Inc. (c) (e)	18	157
Axcelis Technologies Inc. (c)	69	92
AXT Inc. (c) (e)	20	84
Bankrate Inc. (c) (e)	16	348
Bel Fuse Inc. - Class B	8	142
Benchmark Electronics Inc. (c)	42	560
Black Box Corp.	13	357
Blackbaud Inc.	30	839
Blue Coat Systems Inc. (c)	29	740
Bottomline Technologies Inc. (c)	25	571
Brightpoint Inc. (c)	47	505
BroadSoft Inc. (c) (e)	15	455
Brooks Automation Inc.	44	454
Cabot Microelectronics Corp. (c)	16	776
CACI International Inc. - Class A (c)	18	1,016
Calix Inc. (c)	25	163
Callidus Software Inc. (c) (e)	24	153
Carbonite Inc. (c) (e)	4	49
Cass Information Systems Inc.	6	219
Cavium Inc. (c)	34	955
Ceva Inc. (c)	16	489
Checkpoint Systems Inc. (c)	27	293
Ciber Inc. (c)	40	154
Cirrus Logic Inc. (c)	46	731
Cognex Corp.	29	1,031
Coherent Inc. (c)	16	848
Cohu Inc.	16	180
Communications Systems Inc.	4	57
CommVault Systems Inc. (c)	31	1,303
Computer Task Group Inc. (c)	9	130
comScore Inc. (c)	22	466
Comtech Telecommunications Corp.	14	401
Concur Technologies Inc. (c)	31	1,571
Constant Contact Inc. (c) (e)	20	474
Convergys Corp. (c)	73	936
Convio Inc. (c)	7	82
Cornerstone OnDemand Inc. (c) (e)	7	126
Cray Inc. (c)	24	154
CSG Systems International Inc. (c)	25	361
CTS Corp.	23	215
Cymer Inc. (c)	21	1,056
Daktronics Inc.	24	226
DDi Corp.	10	94
DealerTrack Holdings Inc. (c)	28	768
Deltek Inc. (c)	14	135
Demand Media Inc. (c) (e)	5	32
DemandTec Inc. (c) (e)	24	315
Dialogic Inc. (c) (e)	9	11
Dice Holdings Inc. (c)	33	270
Digi International Inc. (c)	16	179
Digimarc Corp. (c)	5	117
Digital River Inc. (c)	27	408
Diodes Inc. (c)	24	502
Dot Hill Systems Corp. (c)	34	46
DSP Group Inc. (c)	15	80
DTS Inc. (c)	12	331
Dynamics Research Corp. (c)	5	62
Earthlink Inc.	73	471
Ebix Inc. (e)	20	442
Echelon Corp. (c)	25	124

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Echo Global Logistics Inc. (c) (e)	8	129
Electro Rent Corp.	14	232
Electro Scientific Industries Inc.	14	207
Electronics for Imaging Inc. (c)	31	444
Ellie Mae Inc. (c)	5	29
eMagin Corp. (c) (e)	11	39
Emcore Corp. (c) (e)	54	46
Emulex Corp. (c)	61	416
Entegris Inc. (c)	94	816
Entropic Communications Inc. (c) (e)	60	306
Envestnet Inc. (c)	12	141
EPIQ Systems Inc.	22	263
ePlus Inc. (c)	3	71
Euronet Worldwide Inc. (c)	36	661
Exar Corp. (c)	24	153
ExlService Holdings Inc. (c)	11	244
Extreme Networks (c)	61	177
Fabrinet (c)	14	198
Fair Isaac Corp.	25	880
FalconStor Software Inc. (c) (e)	18	47
FARO Technologies Inc. (c)	11	528
FEI Co. (c)	27	1,096
Finisar Corp. (c)	61	1,017
FormFactor Inc. (c)	32	161
Forrester Research Inc. (c)	10	353
FSI International Inc. (c)	28	104
Geeknet Inc. (c)	3	45
Global Cash Access Holdings Inc. (c)	48	212
Globecomm Systems Inc. (c)	15	212
Glu Mobile Inc. (c) (e)	36	114
GSI Group Inc. (c)	16	160
GSI Technology Inc. (c)	12	57
GT Advanced Technologies Inc. (c) (e)	88	636
Guidance Software Inc. (c)	12	75
Hackett Group Inc. (c)	19	70
Harmonic Inc. (c)	80	402
Heartland Payment Systems Inc.	26	625
Hittite Microwave Corp. (c)	22	1,074
Identive Group Inc. (c) (e)	23	52
iGate Corp. (c)	22	341
Imation Corp. (c)	21	121
Immersion Corp. (c)	20	104
Imperva Inc. (c)	3	120
Infinera Corp. (c)	70	437
Infospace Inc. (c)	27	292
Inphi Corp. (c)	13	151
Insight Enterprises Inc. (c)	30	462
Integrated Device Technology Inc. (c)	104	565
Integrated Silicon Solutions Inc. (c)	19	171
Interactive Intelligence Group (c)	9	212
InterDigital Inc. (e)	31	1,369
Intermec Inc. (c)	42	285
Intermolecular Inc. (c)	6	52
Internap Network Services Corp. (c)	38	228
Intevac Inc. (c)	18	134
IntraLinks Holdings Inc. (c)	20	122
InvenSense Inc. (c)	6	62
Ixia (c)	26	277
IXYS Corp. (c)	17	187
j2 Global Inc.	32	899
Jack Henry & Associates Inc.	60	2,006
JDA Software Group Inc. (c)	29	953
Kemet Corp. (c)	30	210
Kenexa Corp. (c)	18	488
Keynote Systems Inc.	9	187
KIT Digital Inc. (c) (e)	25	211

	Shares/Par (p)	Value
Kopin Corp. (c)	41	161
Kulicke & Soffa Industries Inc. (c)	50	460
KVH Industries Inc. (c)	10	82
Lattice Semiconductor Corp. (c)	81	481
LeCroy Corp. (c)	13	109
Limelight Networks Inc. (c) (e)	42	125
Lionbridge Technologies Inc. (c)	45	102
Liquidity Services Inc. (c)	13	479
Littelfuse Inc.	16	681
LivePerson Inc. (c)	35	442
LogMeIn Inc. (c)	14	526
LoopNet Inc. (c)	10	192
Loral Space & Communications Inc. (c)	8	498
LTX-Credence Corp. (c)	32	170
Magma Design Automation Inc. (c)	46	327
Manhattan Associates Inc. (c)	14	569
Mantech International Corp. - Class A	15	484
Marchex Inc. - Class B (e)	13	83
MAXIMUS Inc.	24	997
MaxLinear Inc. - Class A (c)	10	47
Maxwell Technologies Inc. (c)	19	305
Measurement Specialties Inc. (c)	10	271
Mentor Graphics Corp. (c)	67	910
Mercury Computer Systems Inc. (c)	21	285
Meru Networks Inc. (c) (e)	7	27
Methode Electronics Inc.	25	203
Micrel Inc.	34	342
Microsemi Corp. (c)	60	1,004
MicroStrategy Inc. - Class A (c)	6	604
Microvision Inc. (c) (e)	52	19
Mindspeed Technologies Inc. (c) (e)	26	120
MIPS Technologies Inc. - Class A (c)	38	169
MKS Instruments Inc.	36	1,010
ModusLink Global Solutions Inc.	32	174
MoneyGram International Inc. (c)	7	133
Monolithic Power Systems Inc. (c)	19	292
Monotype Imaging Holdings Inc. (c)	25	389
MoSys Inc. (c) (e)	25	105
Motricity Inc. (c) (e)	23	20
Move Inc. (c)	28	174
MTS Systems Corp.	10	426
Multi-Fineline Electronix Inc. (c)	6	123
Nanometrics Inc. (c)	14	253
NCI Inc. - Class A (c)	4	51
NeoPhotonics Corp. (c)	5	24
NetGear Inc. (c)	25	855
NetLogic Microsystems Inc. (c)	47	2,339
NetScout Systems Inc. (c)	26	458
NetSuite Inc. (c)	19	770
Newport Corp. (c)	26	361
NIC Inc.	43	567
Novatel Wireless Inc. (c)	21	65
Numerex Corp. (c) (e)	6	48
NVE Corp. (c)	3	179
Oclaro Inc. (c) (e)	39	110
OCZ Technology Group Inc. (c) (e)	37	245
Omnivision Technologies Inc. (c)	40	495
OpenTable Inc. (c) (e)	16	642
Openwave Systems Inc. (c)	62	99
Oplink Communications Inc. (c)	14	231
OPNET Technologies Inc.	10	355
Opnext Inc. (c)	37	30
ORBCOMM Inc. (c)	21	63
OSI Systems Inc. (c)	13	619
Parametric Technology Corp. (c)	82	1,505
Park Electrochemical Corp.	14	357

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
PC Connection Inc.	5	52
PDF Solutions Inc. (c)	18	128
Pegasystems Inc. (e)	12	344
Perficient Inc. (c)	17	170
Pericom Semiconductor Corp. (c)	16	120
Photronics Inc. (c)	40	242
Plantronics Inc.	30	1,067
Plexus Corp. (c)	25	680
PLX Technology Inc. (c)	34	97
Power Integrations Inc.	20	667
Power-One Inc. (c) (e)	46	180
Powerwave Technologies Inc. (c) (e)	22	46
PRG-Schultz International Inc. (c) (e)	12	71
Procera Networks Inc. (c)	9	140
Progress Software Corp. (c)	47	901
PROS Holdings Inc. (c)	15	219
Pulse Electronics Corp.	29	80
QAD Inc. - Class A (e)	6	60
QLIK Technologies Inc. (c)	49	1,180
Quantum Corp. (c)	148	356
Quepasa Corp. (c) (e)	4	14
Quest Software Inc. (c)	39	726
QuinStreet Inc. (c) (e)	20	184
Radisys Corp. (c)	13	68
Rambus Inc. (c) (e)	68	514
RealD Inc. (c) (e)	27	218
RealNetworks Inc.	14	108
RealPage Inc. (c)	20	512
Responsys Inc. (c)	6	51
RF Micro Devices Inc. (c)	191	1,033
Richardson Electronics Ltd.	11	132
RightNow Technologies Inc. (c)	17	734
RigNet Inc. (c)	3	51
Rimage Corp.	7	82
Rofin-Sinar Technologies Inc. (c)	19	434
Rogers Corp. (c)	11	392
Rosetta Stone Inc. (c) (e)	8	61
Rubicon Technology Inc. (c) (e)	13	126
Rudolph Technologies Inc. (c)	23	213
S1 Corp. (c)	36	344
Saba Software Inc. (c)	18	144
Sanmina-SCI Corp. (c)	54	502
Sapient Corp.	76	957
ScanSource Inc. (c)	19	679
SciQuest Inc. (c)	7	107
SeaChange International Inc. (c)	19	135
Semtech Corp. (c)	45	1,124
ServiceSource International Inc. (c)	6	95
ShoreTel Inc. (c)	35	222
Sigma Designs Inc. (c)	24	141
Silicon Graphics International Corp. (c) (e)	20	234
Silicon Image Inc. (c)	54	252
Smith Micro Software Inc. (c)	19	22
SolarWinds Inc. (c)	40	1,105
Sonus Networks Inc. (c)	147	353
Sourcefire Inc. (c) (e)	19	631
Spansion Inc. (c)	34	278
SPS Commerce Inc. (c)	5	135
SRS Labs Inc. (c)	8	44
SS&C Technologies Holdings Inc. (c)	18	321
Stamps.com Inc. (c) (e)	8	199
Standard Microsystems Corp. (c)	16	418
STEC Inc. (c) (e)	28	239
Stratasys Inc. (c)	15	448
SuccessFactors Inc. (c)	58	2,303
Super Micro Computer Inc. (c)	18	286

	Shares/Par (p)	Value
Supertex Inc. (c)	8	157
support.com Inc. (c)	32	73
Sycamore Networks Inc. (c)	14	243
Symmetricom Inc. (c)	27	145
Synaptics Inc. (c) (e)	22	676
Synchronoss Technologies Inc. (c)	18	532
SYNNEX Corp. (c)	17	512
Syntel Inc.	10	480
Take-Two Interactive Software Inc. (c)	51	694
Taleo Corp. - Class A (c)	29	1,105
Tangoe Inc. (c)	6	97
TechTarget Inc. (c)	8	48
Tekelec (c)	43	471
TeleCommunication Systems Inc. - Class A (c)	29	69
TeleNav Inc. (c)	10	79
TeleTech Holdings Inc. (c)	18	288
Tessera Technologies Inc. (c)	35	589
THQ Inc. (c) (e)	55	42
TiVo Inc. (c)	83	744
TNS Inc. (c)	17	294
Travelzoo Inc. (c) (e)	4	90
TriQuint Semiconductor Inc. (c)	115	559
TTM Technologies Inc. (c)	37	402
Tyler Technologies Inc. (c)	20	616
Ubiquiti Networks Inc. (c) (e)	5	99
Ultimate Software Group Inc. (c)	18	1,168
Ultra Clean Holdings Inc. (c)	16	99
Ultratech Inc. (c)	16	405
Unisys Corp. (c)	30	581
United Online Inc.	58	315
Universal Display Corp. (c) (e)	27	979
ValueClick Inc. (c)	55	891
VASCO Data Security International Inc. (c)	16	108
Veeco Instruments Inc. (c) (e)	28	591
Verint Systems Inc. (c)	14	391
ViaSat Inc. (c)	25	1,162
Viasystems Group Inc. (c)	2	39
VirnetX Holding Corp. (c) (e)	28	710
Virtusa Corp. (c)	11	159
Vishay Precision Group Inc. (c)	10	153
Vocus Inc. (c)	12	264
Volterra Semiconductor Corp. (c)	17	437
Wave Systems Corp. (c) (e)	53	114
Web.com Group Inc. (c)	21	241
Websense Inc. (c)	27	514
Westell Technologies Inc. (c)	32	72
Wright Express Corp. (c)	27	1,454
X-Rite Inc. (c)	19	88
XO Group Inc. (c)	22	187
Xyratex Ltd.	19	260
Zillow Inc. - Class A (c) (e)	3	57
Zixit Corp. (c)	53	148
Zygo Corp. (c)	11	191

		128,131

MATERIALS - 4.4%
A. Schulman Inc.	21	437
AEP Industries Inc. (c)	3	82
AM Castle & Co. (c)	13	119
AMCOL International Corp.	17	450
American Vanguard Corp.	16	215
Balchem Corp.	20	816
Boise Inc.	63	448
Buckeye Technologies Inc.	27	908
Calgon Carbon Corp. (c)	39	608
Century Aluminum Co. (c)	36	306

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Chemtura Corp. (c)	67	761
Clearwater Paper Corp. (c)	15	546
Coeur d’Alene Mines Corp. (c)	62	1,496
Deltic Timber Corp.	8	457
Eagle Materials Inc.	31	798
Ferro Corp. (c)	60	294
Flotek Industries Inc. (c) (e)	36	356
FutureFuel Corp.	11	141
General Moly Inc. (c) (e)	42	131
Georgia Gulf Corp. (c)	24	459
Glatfelter	31	434
Globe Specialty Metals Inc.	44	589
Gold Resource Corp. (e)	19	403
Golden Minerals Co. (c) (e)	18	102
Golden Star Resources Ltd. (c)	173	285
Graphic Packaging Holding Co. (c)	107	455
Handy & Harman Ltd. (c)	4	35
Hawkins Inc. (e)	5	202
Haynes International Inc.	8	445
HB Fuller Co.	34	796
Headwaters Inc. (c)	37	81
Hecla Mining Co.	194	1,013
Horsehead Holding Corp. (c)	28	252
Innophos Holdings Inc.	15	720
Innospec Inc. (c)	16	446
Jaguar Mining Inc. (c) (e)	57	361
Kaiser Aluminum Corp.	11	497
KapStone Paper and Packaging Corp. (c)	27	432
KMG Chemicals Inc.	6	99
Koppers Holdings Inc.	14	489
Kraton Performance Polymers Inc. (c)	21	431
Landec Corp. (c)	20	109
Louisiana-Pacific Corp. (c)	92	746
LSB Industries Inc. (c)	12	344
Materion Corp. (c)	13	323
Metals USA Holdings Corp. (c) (e)	9	100
Midway Gold Corp. (c) (e)	60	127
Minerals Technologies Inc.	13	720
Myers Industries Inc.	23	280
Neenah Paper Inc.	10	217
NewMarket Corp.	6	1,238
NL Industries Inc.	4	46
Noranda Aluminium Holding Corp.	14	116
Olin Corp.	55	1,087
Olympic Steel Inc.	7	162
OM Group Inc. (c)	22	485
Omnova Solutions Inc. (c)	35	163
Paramount Gold and Silver Corp. (c) (e)	84	180
PolyOne Corp.	65	752
Quaker Chemical Corp.	9	351
Revett Minerals Inc. (c) (e)	15	72
RTI International Metals Inc. (c)	21	490
Schweitzer-Mauduit International Inc.	11	746
Senomyx Inc. (c) (e)	26	91
Sensient Technologies Corp.	35	1,315
Spartech Corp. (c)	23	110
Stepan Co.	5	434
Stillwater Mining Co. (c)	79	822
STR Holdings Inc. (c) (e)	19	155
SunCoke Energy Inc. (c) (e)	8	92
Texas Industries Inc. (e)	15	467
Thompson Creek Metals Co. Inc. (c)	106	741
TPC Group Inc. (c)	8	191
United States Lime & Minerals Inc. (c)	1	85
Universal Stainless & Alloy Products Inc. (c)	5	179
US Energy Corp. Wyoming (c) (e)	18	52

	Shares/Par (p)	Value
US Gold Corp. (c) (e)	70	237
Verso Paper Corp. (c) (e)	8	8
Vista Gold Corp. (c) (e)	52	161
Wausau Paper Corp.	35	287
Worthington Industries Inc.	39	644
Zagg Inc. (c) (e)	15	103
Zep Inc.	14	202
Zoltek Cos. Inc. (c) (e)	21	160

		33,785

TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c) (e)	45	141
AboveNet Inc. (c)	16	1,049
Alaska Communications Systems Group Inc. (e)	29	88
Atlantic Tele-Network Inc.	6	247
Boingo Wireless Inc. (c) (e)	3	30
Cbeyond Inc. (c)	19	155
Cincinnati Bell Inc. (c)	131	398
Cogent Communications Group Inc. (c)	32	535
Consolidated Communications Holdings Inc.	18	348
Fairpoint Communications Inc. (c) (e)	13	57
General Communication Inc. - Class A (c)	28	276
Globalstar Inc. (c) (e)	63	34
HickoryTech Corp.	8	90
ICG Group Inc. (c)	25	194
IDT Corp. - Class B	9	86
inContact Inc. (c)	19	82
Iridium Communications Inc. (c)	27	209
Leap Wireless International Inc. (c)	41	381
Lumos Networks Corp.	10	154
Neutral Tandem Inc. (c)	23	249
NTELOS Holdings Corp.	10	205
Premiere Global Services Inc. (c)	37	314
Safeguard Scientifics Inc. (c)	14	218
Shenandoah Telecommunications Co. (e)	17	181
SureWest Communications	9	103
Towerstream Corp. (c) (e)	26	56
USA Mobility Inc.	15	208
Vonage Holdings Corp. (c)	98	239

		6,327

UTILITIES - 3.6%
Allete Inc.	22	931
American States Water Co.	13	458
Artesian Resources Corp. - Class A	4	77
Atlantic Power Corp. (e)	76	1,088
Avista Corp.	40	1,031
Black Hills Corp.	27	920
Cadiz Inc. (c)	10	92
California Water Service Group	28	508
Central Vermont Public Service Corp.	9	311
CH Energy Group Inc.	11	634
Chesapeake Utilities Corp.	6	280
Cleco Corp.	42	1,608
Connecticut Water Services Inc.	6	174
Consolidated Water Co. Ltd.	10	82
Dynegy Inc. (c)	73	202
El Paso Electric Co.	29	1,014
Empire District Electric Co.	28	586
Genie Energy Ltd. - Class B	9	73
IDACORP Inc.	34	1,456
Laclede Group Inc.	16	634
MGE Energy Inc.	16	754
Middlesex Water Co. (e)	11	199
New Jersey Resources Corp.	29	1,410

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Northwest Natural Gas Co.	19	890
NorthWestern Corp.	25	882
Ormat Technologies Inc. (e)	13	229
Pennichuck Corp.	3	82
Piedmont Natural Gas Co. Inc. (e)	50	1,688
PNM Resources Inc.	55	4999
Portland General Electric Co.	52	1,320
SJW Corp. (e)	10	227
South Jersey Industries Inc.	20	1,152
Southwest Gas Corp.	32	1,351
UIL Holdings Corp.	34	1,209
UniSource Energy Corp.	26	942
Unitil Corp.	8	228
WGL Holdings Inc.	35	1,568
York Water Co. (e)	8	137

		27,426

Total Common Stocks (cost $715,456)		759,363

WARRANTS - 0.0%

Magnum Hunter Resources Corp. (c) (e) (f)	7	6

Total Warrants (cost $0)		6

OTHER EQUITY INTERESTS - 0.0%

Gerber Scientific Inc. (c) (e) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 10.7%
Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	10,487	10,487

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	69,685	69,685
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	1,278	1,245

		70,930
Treasury Securities - 0.2%
U.S. Treasury Bill
0.01%, 03/22/12 (o)	$130	130
0.02%, 05/24/12 (o)	1,160	1,160

		1,290

Total Short Term Investments (cost $82,740)		82,707

Total Investments - 109.1% (cost $798,196)		842,076
Other Assets and Liabilities, Net - (9.1%)		(70,154)

Total Net Assets - 100.0%		$771,922

JNL/Mellon Capital Management International Index Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 9.4%
ABC-Mart Inc.	3	$126
Accor SA	18	469
Adidas AG	25	1,619
Aisin Seiki Co. Ltd.	22	624
Asics Corp.	18	203
Autogrill SpA	16	153
Axel Springer AG (e)	5	204

	Shares/Par (p)	Value
Bayerische Motoren Werke AG	40	2,689
Benesse Corp.	8	377
Bridgestone Corp.	77	1,752
British Sky Broadcasting Group Plc	136	1,544
Burberry Group Plc	51	941
Carnival Plc	23	748
Casio Computer Co. Ltd. (e)	27	163
Christian Dior SA	7	777
Compagnie Financiere Richemont SA	63	3,199
Compagnie Generale des Etablissements Michelin	22	1,300
Compass Group Plc	231	2,188
Continental AG (c)	10	602
Crown Ltd.	56	462
Daihatsu Motor Co. Ltd.	22	393
Daimler AG	110	4,809
Dena Co. Ltd.	12	360
Denso Corp.	58	1,597
Dentsu Inc.	21	647
Echo Entertainment Group Ltd. (c)	76	277
Electrolux AB	28	440
Eutelsat Communications Group SA	12	473
Fairfax Media Ltd. (e)	259	191
Fast Retailing Co. Ltd.	6	1,146
Fiat SpA (e)	87	400
Fuji Heavy Industries Ltd.	71	429
Galaxy Entertainment Group Ltd. (c) (e)	133	244
Genting International Plc (c) (e)	751	874
GKN Plc	186	530
Hakuhodo DY Holdings Inc.	3	175
Harvey Norman Holdings Ltd. (e)	55	104
Hennes & Mauritz AB	124	3,981
Honda Motor Co. Ltd. (e)	197	6,010
Husqvarna AB (e)	53	244
Inditex SA	27	2,171
InterContinental Hotels Group Plc	35	633
Isetan Mitsukoshi Holdings Ltd.	46	483
Isuzu Motors Ltd.	144	666
ITV Plc	437	462
J. Front Retailing Co. Ltd.	53	257
Jardine Cycle & Carriage Ltd.	14	515
JC Decaux SA (c) (e)	7	171
Jupiter Telecommunications Co. Ltd.	—	182
Kabel Deutschland Holding AG (c)	11	545
Kingfisher Plc	277	1,079
Koito Manufacturing Co. Ltd.	11	154
Lagardere SCA	15	392
Li & Fung Ltd.	678	1,255
Lifestyle International Holdings Ltd.	69	151
Luxottica Group SpA (e)	13	365
LVMH Moet Hennessy Louis Vuitton SA	31	4,352
Marks & Spencer Group Plc	186	900
Marui Group Co. Ltd.	25	191
Mazda Motor Corp. (c) (e)	169	299
McDonald’s Holdings Co. Japan Ltd. (e)	9	232
Mediaset SpA (e)	76	211
Mitsubishi Motors Corp. (c)	471	557
Modern Times Group AB - Class B	5	257
Namco Bandai Holdings Inc.	24	335
Next Plc	21	903
NGK Spark Plug Co. Ltd.	19	236
NHK Spring Co. Ltd.	15	133
Nikon Corp.	40	891
Nissan Motor Co. Ltd.	302	2,712
Nitori Co. Ltd.	4	413
NOK Corp.	12	213

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Nokian Renkaat Oyj	13	413
OPAP SA	25	218
Oriental Land Co. Ltd.	6	644
Panasonic Corp.	268	2,277
Pearson Plc	97	1,818
Peugeot SA (e)	17	273
Pirelli & C. SpA	30	255
PPR SA	9	1,331
ProSiebenSat.1 Media AG	8	149
Publicis Groupe	17	776
Rakuten Inc. (e)	1	915
Reed Elsevier NV	85	985
Reed Elsevier Plc	145	1,171
Renault SA	23	800
Rinnai Corp.	4	294
Sands China Ltd. (c)	297	840
Sankyo Co. Ltd.	7	354
Sanoma Oyj (e)	9	105
Sanrio Co. Ltd. (e)	5	262
Sega Sammy Holdings Inc.	26	560
Sekisui Chemical Co. Ltd.	53	437
Sekisui House Ltd.	70	621
SES SA - FDR	35	833
Shangri-La Asia Ltd.	176	304
Sharp Corp.	120	1,049
Shimamura Co. Ltd.	3	266
Shimano Inc. (e)	9	432
Singapore Press Holdings Ltd. (e)	186	530
SJM Holdings Ltd.	195	318
SKYCITY Entertainment Group Ltd.	71	191
Societe Television Francaise 1 (e)	15	143
Sodexo SA	11	816
Sony Corp.	119	2,138
Stanley Electric Co. Ltd.	17	242
Sumitomo Rubber Industries Inc.	22	259
Suzuki Motor Corp.	42	858
Swatch Group AG	4	1,374
Swatch Group AG	5	333
Tabcorp Holdings Ltd.	76	211
Takashimaya Co. Ltd.	34	246
Tatts Group Ltd. (e)	153	381
Toho Co. Ltd.	12	219
Toyoda Gosei Co. Ltd.	9	145
Toyota Boshoku Corp.	7	77
Toyota Industries Corp.	21	572
Toyota Motor Corp.	333	11,093
TUI Travel Plc	60	155
USS Co. Ltd.	3	256
Volkswagen AG	4	494
Whitbread Plc	21	507
Wolters Kluwer NV	38	652
WPP Plc	154	1,614
Wynn Macau Ltd. (e)	183	460
Yamada Denki Co. Ltd.	10	677
Yamaha Corp.	17	159
Yamaha Motor Co. Ltd. (e)	33	415
Yue Yuen Industrial Holdings Ltd.	85	269

		109,966

CONSUMER STAPLES - 11.2%
AEON Co. Ltd. (e)	71	969
Ajinomoto Co. Inc.	78	936
Anheuser-Busch InBev NV	97	5,941
Anheuser-Busch InBev NV (c) (f)	13	—
Aryzta AG	10	500
Asahi Breweries Ltd. (e)	46	999

	Shares/Par (p)	Value
Associated British Foods Plc	41	704
Barry Callebaut AG	—	204
Beiersdorf AG	12	665
British American Tobacco Plc	239	11,319
Carlsberg A/S	13	927
Carrefour SA	70	1,602
Casino Guichard Perrachon SA	7	566
Coca-Cola Amatil Ltd.	70	826
Coca-Cola Hellenic Bottling Co. SA	20	346
Coca-Cola West Co. Ltd. (e)	8	130
Colruyt SA	9	333
Danone SA	71	4,441
Delhaize Group (e)	12	688
Diageo Plc	303	6,608
Distribuidora Internacional de Alimentacion SA (c)	67	303
FamilyMart Co. Ltd.	8	303
Golden Agri-Resources Ltd.	792	437
Heineken Holding NV	13	541
Heineken NV	31	1,430
Henkel AG & Co. KGaA	16	777
Imperial Tobacco Group Plc	123	4,636
J Sainsbury Plc	147	694
Japan Tobacco Inc.	1	2,568
Jeronimo Martins SGPS SA	25	409
Kao Corp.	63	1,710
Kerry Group Plc	16	600
Kesko Oyj	8	265
Kikkoman Corp.	17	195
Kirin Holdings Co. Ltd. (e)	98	1,192
Koninklijke Ahold NV	138	1,861
L’Oreal SA	29	3,044
Lawson Inc.	8	474
Lindt & Spruengli AG	—	434
MEIJI Holdings Co. Ltd.	8	320
Metcash Ltd. (e)	96	398
Metro AG	15	548
Nestle SA	398	22,872
Nippon Meat Packers Inc.	19	236
Nisshin Seifun Group Inc.	23	278
Nissin Foods Holdings Co. Ltd. (e)	7	282
Olam International Ltd.	189	311
Pernod-Ricard SA	24	2,238
Reckitt Benckiser Group Plc	75	3,703
SABMiller Plc	115	4,061
Seven & I Holdings Co. Ltd.	91	2,549
Shiseido Co. Ltd.	43	781
Suedzucker AG	7	224
Swedish Match AB	26	932
Tate & Lyle Plc	59	641
Tesco Plc	969	6,069
Toyo Suisan Kaisha Ltd.	11	266
Unicharm Corp. (e)	14	680
Unilever NV	197	6,768
Unilever Plc	155	5,213
Wesfarmers Ltd.	122	3,674
Wilmar International Ltd. (e)	236	910
WM Morrison Supermarkets Plc	266	1,349
Woolworths Ltd.	147	3,782
Yakult Honsha Co. Ltd. (e)	12	381
Yamazaki Baking Co. Ltd. (e)	15	197

		130,240

ENERGY - 9.0%
Aker Solutions ASA	18	190
AMEC Plc	38	535

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
BG Group Plc	409	8,748
BP Plc	2,284	16,338
Cairn Energy Plc (c)	169	696
Caltex Australia Ltd.	16	189
Cie Generale de Geophysique-Veritas (c)	19	435
Cosmo Oil Co. Ltd.	68	190
ENI SpA	290	6,017
Essar Energy Plc (c)	33	89
Fugro NV	9	510
Galp Energia SGPS SA	27	394
Idemitsu Kosan Co. Ltd.	2	249
INPEX Corp.	—	1,682
Japan Petroleum Exploration Co.	4	145
JX Holdings Inc.	267	1,616
Lundin Petroleum AB (c)	28	678
Neste Oil Oyj	14	141
OMV AG	19	577
Origin Energy Ltd.	130	1,768
Petrofac Ltd.	30	676
Repsol YPF SA (e)	96	2,956
Royal Dutch Shell Plc	436	16,072
Royal Dutch Shell Plc - Class B	324	12,343
Saipem SpA	32	1,343
Santos Ltd. (e)	115	1,440
SBM Offshore NV	21	433
SeaDrill Ltd.	39	1,312
Showa Shell Sekiyu KK (e)	21	141
StatoilHydro ASA	135	3,470
Subsea 7 SA (c)	33	607
Technip SA	12	1,096
Tenaris SA	58	1,071
TonenGeneral Sekiyu KK (e)	31	339
Total SA	256	13,091
Transocean Ltd.	42	1,627
Tullow Oil Plc	110	2,390
Woodside Petroleum Ltd.	77	2,412
WorleyParsons Ltd.	22	579

		104,585

FINANCIALS - 21.0%
3i Group Plc	107	302
Admiral Group Plc	24	311
Aegon NV (c)	206	828
AEON Credit Service Co. Ltd.	10	165
AEON Mall Co. Ltd.	9	189
Ageas	256	397
AIA Group Ltd.	1,022	3,190
Allianz SE	55	5,255
AMP Ltd.	335	1,395
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	67	183
Ascendas Real Estate Investment Trust	215	303
Assicurazioni Generali SpA (e)	142	2,135
ASX Ltd.	20	630
Australia & New Zealand Banking Group Ltd.	318	6,669
Aviva Plc	349	1,630
AXA SA	211	2,743
Baloise Holding AG	6	418
Banca Carige SpA (e)	89	171
Banca Monte dei Paschi di Siena SpA	517	169
Banco Bilbao Vizcaya Argentaria SA	554	4,793
Banco de Sabadell SA (e)	136	518
Banco Espirito Santo SA (e)	64	112
Banco Popolare SC (e)	195	252
Banco Popular Espanol SA (e)	116	529
Banco Santander SA	1,019	7,744

	Shares/Par (p)	Value
Bank Hapoalim BM	124	406
Bank Leumi Le-Israel BM	138	396
Bank of East Asia Ltd. (e)	176	666
Bank of Kyoto Ltd.	39	336
Bank of Yokohama Ltd.	148	700
Bankia SA (c)	101	468
Bankinter SA (e)	21	131
Barclays Plc	1,402	3,833
Bendigo and Adelaide Bank Ltd.	42	342
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	117	4,591
BOC Hong Kong Holdings Ltd.	454	1,075
British Land Co. Plc	104	749
Capital Shopping Centres Group	63	303
CapitaLand Ltd.	310	528
CapitaMall Trust	253	332
CapitaMalls Asia Ltd.	139	121
CFS Retail Property Trust (e)	227	392
Cheung Kong Holdings Ltd.	169	2,011
China Bank Ltd.	90	580
Chugoku Bank Ltd.	22	307
Chuo Mitsui Trust Holdings Inc.	372	1,092
City Developments Ltd.	61	419
CNP Assurances SA	17	207
Commerzbank AG (c) (e)	442	745
Commonwealth Bank of Australia (e)	188	9,472
Corio NV	7	287
Credit Agricole SA	116	652
Credit Saison Co. Ltd.	17	333
Credit Suisse Group AG (c)	138	3,249
Criteria CaixaCorp SA (e)	95	465
Dai-Ichi Life Insurance Co. Ltd.	1	1,084
Daito Trust Construction Co. Ltd.	8	720
Daiwa House Industry Co. Ltd.	58	692
Daiwa Securities Group Inc.	201	627
Danske Bank A/S (c)	77	972
DBS Group Holdings Ltd.	214	1,896
Delta Lloyd NV	11	186
Deutsche Bank AG	112	4,285
Deutsche Boerse AG (f)	24	1,249
Dexus Property Group	569	483
DnB NOR ASA	117	1,142
Erste Group Bank AG	21	377
Eurazeo	3	119
Exor SpA	7	134
First Pacific Co. Ltd.	242	252
Fonciere Des Regions	3	212
Fukuoka Financial Group Inc.	98	411
GAM Holding Ltd.	23	248
Gecina SA	2	204
Gjensidige Forsikring ASA (e)	22	250
Global Logistic Properties Ltd. (c)	203	275
Goodman Group	807	470
GPT Group	203	637
Groupe Bruxelles Lambert SA	10	650
Groupe Bruxelles Lambert SA (c)	—	—
Gunma Bank Ltd.	52	286
Hachijuni Bank Ltd.	47	270
Hammerson Plc	87	485
Hang Lung Group Ltd. (e)	103	564
Hang Lung Properties Ltd.	303	862
Hang Seng Bank Ltd. (e)	94	1,112
Hannover Rueckversicherung AG	7	336
Henderson Land Development Co. Ltd.	108	537
Hiroshima Bank Ltd.	55	258
Hokuhoku Financial Group Inc.	165	321

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Hong Kong Exchanges & Clearing Ltd. (e)	125	1,991
Hopewell Holdings Ltd. (e)	63	161
HSBC Holdings Plc	2,152	16,412
Hysan Development Co. Ltd.	82	269
Icade SA (e)	3	218
ICAP Plc	62	334
IMMOFINANZ Immobilien Anlagen AG (c)	107	321
Industrivarden AB	13	153
ING Groep NV (c)	464	3,339
Insurance Australia Group Ltd. (e)	241	734
Intesa Sanpaolo SpA	1,225	2,052
Investec Plc	55	289
Investor AB	56	1,043
Israel Discount Bank Ltd. (c)	85	114
Iyo Bank Ltd.	27	267
Japan Prime Realty Investment Corp.	—	170
Japan Real Estate Investment Corp.	—	444
Japan Retail Fund Investment Corp.	—	341
Joyo Bank Ltd.	81	358
Julius Baer Group Ltd. (c)	25	971
KBC Groep NV	18	233
Keppel Land Ltd.	83	142
Kerry Properties Ltd.	86	283
Kinnevik Investment AB	24	468
Klepierre	12	329
Land Securities Group Plc	91	898
Legal & General Group Plc	719	1,148
Lend Lease Corp. Ltd.	62	455
Link Real Estate Investment Trust	277	1,018
Lloyds Banking Group Plc (c)	4,777	1,922
London Stock Exchange Group Plc	18	224
Macquarie Group Ltd. (e)	43	1,040
Man Group Plc	218	426
Mapfre SA	92	291
Mediobanca SpA (e)	61	348
Mirvac Group	402	485
Mitsubishi Estate Co. Ltd.	152	2,270
Mitsubishi UFJ Financial Group Inc.	1,539	6,538
Mitsubishi UFJ Lease & Finance Co. Ltd.	8	298
Mitsui Fudosan Co. Ltd.	100	1,458
Mizrahi Tefahot Bank Ltd.	14	112
Mizuho Financial Group Inc.	2,762	3,732
MS&AD Insurance Group Holdings	70	1,290
Muenchener Rueckversicherungs AG	22	2,669
National Australia Bank Ltd.	266	6,354
National Bank of Greece SA (c)	106	222
Natixis	103	259
New World Development Ltd. (e)	412	332
Nippon Building Fund Inc.	—	532
Nishi-Nippon City Bank Ltd.	74	212
NKSJ Holdings Inc.	44	868
Nomura Holdings Inc.	443	1,342
Nomura Real Estate Holdings Inc.	11	165
Nomura Real Estate Office Fund Inc.	—	154
Nordea Bank AB	319	2,471
NTT Urban Development Corp.	—	76
Old Mutual Plc	661	1,392
ORIX Corp.	13	1,062
Oversea-Chinese Banking Corp. Ltd.	310	1,869
Pargesa Holding SA	3	202
Partners Group Holding AG	2	266
Pohjola Bank Plc	18	180
Prudential plc (a)	309	3,063
QBE Insurance Group Ltd.	130	1,719
Raiffeisen International Bank Holding AG (e)	6	153
Ratos AB	24	279

	Shares/Par (p)	Value
Resolution Ltd.	177	691
Resona Holdings Inc.	232	1,020
Royal Bank of Scotland Plc (c)	2,020	633
RSA Insurance Group Plc	405	662
Sampo Oyj	50	1,243
SBI Holdings Inc.	3	216
Schroders Plc	14	289
SCOR SE	22	510
Segro Plc	94	304
Seven Bank Ltd.	62	122
Shinsei Bank Ltd.	175	182
Shizuoka Bank Ltd.	70	737
Singapore Exchange Ltd.	100	473
Sino Land Co. (e)	333	474
Skandinaviska Enskilda Banken AB	173	1,010
Societe Generale	80	1,788
Sony Financial Holdings Inc.	20	289
Standard Chartered Plc	287	6,290
Standard Life Plc	287	918
Stockland	286	934
Sumitomo Mitsui Financial Group Inc.	163	4,527
Sumitomo Realty & Development Co. Ltd.	45	779
Sun Hung Kai Properties Ltd.	172	2,156
Suncorp Group Ltd.	153	1,316
Suruga Bank Ltd.	23	206
Svenska Handelsbanken	60	1,571
Swedbank AB	99	1,282
Swire Pacific Ltd.	86	1,032
Swiss Life Holding AG	4	344
Swiss Re Ltd. (c)	41	2,086
T&D Holdings Inc.	67	628
Tokio Marine Holdings Inc.	88	1,950
Tokyu Land Corp.	49	185
TrygVesta A/S	3	179
UBS AG (c)	440	5,237
Unibail-Rodamco SE	11	2,010
UniCredit SpA (e)	164	1,366
Unione di Banche Italiane SCPA (e)	96	395
United Overseas Bank Ltd.	153	1,801
UOL Group Ltd.	61	187
Vienna Insurance Group	4	151
Westfield Group	267	2,129
Westfield Retail Trust	336	856
Westpac Banking Corp. (e)	366	7,485
Wharf Holdings Ltd.	181	820
Wheelock & Co. Ltd.	105	260
Wing Hang Bank Ltd.	9	75
Yamaguchi Financial Group Inc.	24	229
Zurich Financial Services AG	18	3,988

		244,070

HEALTH CARE - 9.8%
Actelion Ltd. (c)	13	441
Alfresa Holdings Corp.	5	194
Astellas Pharma Inc.	54	2,198
AstraZeneca Plc	162	7,499
Bayer AG	100	6,388
Celesio AG	10	166
Chugai Pharmaceutical Co. Ltd. (e)	28	455
Cie Generale d’Optique Essilor International SA	24	1,729
Cochlear Ltd. (e)	7	463
Coloplast A/S	3	369
CSL Ltd.	63	2,047
Daiichi Sankyo Co. Ltd.	80	1,591
Dainippon Sumitomo Pharma Co. Ltd.	16	185

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Eisai Co. Ltd.	30	1,245
Elan Corp. Plc (c)	60	837
Fresenius Medical Care AG & Co. KGaA	25	1,729
Fresenius SE	14	1,286
Getinge AB	23	586
GlaxoSmithKline Plc	612	13,988
Grifols SA (c) (e)	17	289
Grifols SA - Class B (c)	2	19
Hisamitsu Pharmaceutical Co. Inc.	7	284
Kyowa Hakko Kirin Co. Ltd. (e)	31	376
Lonza Group AG	6	383
Medipal Holdings Corp.	16	171
Merck KGaA	8	779
Miraca Holdings Inc.	6	239
Mitsubishi Tanabe Pharma Corp.	27	421
Novartis AG	281	16,092
Novo-Nordisk A/S	51	5,907
Olympus Corp. (e)	24	321
Ono Pharmaceutical Co. Ltd.	9	528
Orion Oyj	12	233
Otsuka Holdings Co. Ltd.	30	852
Qiagen NV (c)	29	404
Ramsay Health Care Ltd.	17	337
Roche Holding AG	85	14,364
Sanofi-Aventis SA	138	10,160
Santen Pharmaceutical Co. Ltd.	9	354
Shionogi & Co. Ltd.	35	450
Shire Plc	68	2,381
Smith & Nephew Plc	110	1,065
Sonic Health Care Ltd.	43	493
Sonova Holding AG (c)	6	624
Straumann Holding AG (e)	1	150
Suzuken Co. Ltd. (e)	9	246
Synthes Inc.	8	1,339
Sysmex Corp.	8	259
Taisho Pharmaceutical Holdings Co. Ltd.	4	324
Takeda Pharmaceutical Co. Ltd.	96	4,198
Terumo Corp.	20	932
Teva Pharmaceutical Industries Ltd.	114	4,592
Tsumura & Co.	8	224
UCB SA	12	492
William Demant Holding A/S (c)	2	203

		113,881
INDUSTRIALS - 12.2%
A P Moller - Maersk A/S - Class A	—	387
A P Moller - Maersk A/S - Class B	—	1,070
ABB Ltd.	265	4,990
Abertis Infraestructuras SA	46	738
ACS Actividades de Construccion y Servicios SA (e)	17	509
Adecco SA (c)	16	670
Aeroports de Paris	4	263
Aggreko Plc	31	982
Alfa Laval AB	42	790
All Nippon Airways Co. Ltd. (e)	89	249
Alstom SA	25	770
Amada Co. Ltd.	40	254
Asahi Glass Co. Ltd. (e)	124	1,041
Asciano Group	119	547
Assa Abloy AB	39	970
Atlantia SpA	39	629
Atlas Copco AB - Class A	80	1,718
Atlas Copco AB - Class B	47	891
Auckland International Airport Ltd. (e)	115	225
Babcock International Group Plc	45	518

	Shares/Par (p)	Value
BAE Systems Plc	406	1,799
Balfour Beatty Plc	75	310
Bekaert SA (e)	4	142
Bouygues SA (e)	23	727
Brambles Ltd.	177	1,295
Brenntag AG	4	349
Bunzl Plc	40	555
Bureau Veritas SA (e)	7	499
Campbell Brothers Ltd. (e)	8	386
Capita Group Plc	76	740
Cathay Pacific Airways Ltd. (e)	137	235
Central Japan Railway Co.	—	1,554
Chiyoda Corp.	19	193
Cie de Saint-Gobain	49	1,876
Cobham Plc	130	370
ComfortDelgro Corp. Ltd.	227	248
Cosco Corp. Singapore Ltd. (e)	108	73
Dai Nippon Printing Co. Ltd.	66	635
Daikin Industries Ltd.	29	791
Delek Group Ltd.	1	100
Deutsche Lufthansa AG	27	315
Deutsche Post AG	103	1,587
DSV A/S	26	463
East Japan Railway Co.	41	2,628
Edenred	19	475
Eiffage SA	4	101
Elbit Systems Ltd.	3	111
European Aeronautic Defence & Space Co. NV	50	1,565
Experian Plc	119	1,625
Fanuc Ltd.	23	3,551
Ferrovial SA	45	539
Fiat Industrial SpA (c)	88	757
Finmeccanica SpA (e)	49	182
Fomento de Construcciones y Contratas SA (e)	6	157
Fraport AG Frankfurt Airport Services Worldwide	5	224
Fraser and Neave Ltd.	112	533
Fuji Electric Holdings Co. Ltd.	67	184
Furukawa Electric Co. Ltd.	68	156
G4S Plc	164	693
GEA Group AG	21	601
Geberit AG	5	929
Groupe Eurotunnel SA	68	464
GS Yuasa Corp. (e)	46	247
Hexagon AB - B Shares	32	480
Hino Motors Ltd.	28	170
Hitachi Construction Machinery Co. Ltd. (e)	14	241
Hochtief AG (e)	5	275
Hutchison Port Holdings Trust (e)	553	343
Hutchison Whampoa Ltd.	259	2,169
IHI Corp.	151	367
International Consolidated Airlines Group SA (c) (e)	116	260
Intertek Group Plc	19	591
Invensys Plc	90	294
ITOCHU Corp.	183	1,862
Japan Steel Works Ltd.	39	271
JGC Corp.	24	576
JS Group Corp.	32	617
JTEKT Corp.	29	280
Kajima Corp.	111	340
Kamigumi Co. Ltd.	29	250
Kawasaki Heavy Industries Ltd.	175	437
Kawasaki Kisen Kaisha Ltd. (e)	85	153
Keihin Electric Express Railway Co. Ltd. (e)	57	512
Keio Corp.	66	466

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Keisei Electric Railway Co. Ltd.	31	228
Keppel Corp. Ltd.	170	1,219
Kinden Corp.	16	135
Kintetsu Corp. (e)	188	735
Komatsu Ltd.	115	2,688
Kone Oyj	19	992
Koninklijke Boskalis Westminster NV	8	291
Koninklijke Philips Electronics NV	123	2,581
Koninklijke Vopak NV	9	457
Kubota Corp.	142	1,190
Kuehne & Nagel International AG	7	731
Kurita Water Industries Ltd.	13	338
Legrand SA	26	844
Leighton Holdings Ltd.	18	343
Mabuchi Motor Co. Ltd.	2	96
Makita Corp.	13	417
Man AG	8	700
Marubeni Corp.	198	1,206
Meggitt Plc	89	486
Metso Oyj	15	541
Mitsubishi Corp.	170	3,439
Mitsubishi Electric Corp.	235	2,253
Mitsubishi Heavy Industries Ltd.	362	1,543
Mitsubishi Logistics Corp.	13	144
Mitsui & Co. Ltd.	211	3,275
Mitsui OSK Lines Ltd.	134	519
MTR Corp.	176	570
Nabtesco Corp.	10	190
Neptune Orient Lines Ltd. (e)	94	81
NGK Insulators Ltd.	33	392
Nidec Corp.	13	1,130
Nippon Express Co. Ltd.	109	425
Nippon Sheet Glass Co. Ltd.	113	211
Nippon Yusen KK	195	499
Noble Group Ltd.	468	408
NSK Ltd.	52	338
NTN Corp.	60	242
NWS Holdings Ltd.	147	216
Obayashi Corp.	79	351
Odakyu Electric Railway Co. Ltd. (e)	74	715
Orient Overseas International Ltd.	23	136
Orkla ASA	93	695
Prysmian SPA	26	319
Qantas Airways Ltd. (c)	130	194
QR National Ltd. (e)	207	723
Randstad Holding NV (e)	15	433
Rolls-Royce Holdings Plc (c)	227	2,634
Ryanair Holdings Plc (c)	2	9
Safran SA (e)	19	575
Sandvik AB	123	1,510
Scania AB	37	551
Schindler Holding AG	3	314
Schneider Electric SA	59	3,123
Secom Co. Ltd.	25	1,135
Securitas AB	40	342
SembCorp Industries Ltd.	117	365
SembCorp Marine Ltd. (e)	93	275
Serco Group Plc	60	445
SGS SA	1	1,063
Shimizu Corp.	76	319
Siemens AG	99	9,503
Singapore Airlines Ltd.	65	512
Singapore Technologies Engineering Ltd.	171	355
Skanska AB	48	799
SKF AB	47	990
SMC Corp.	7	1,049

	Shares/Par (p)	Value
Smiths Group Plc	46	647
Societe BIC SA	4	324
Sojitz Corp. (e)	162	251
Sulzer AG	3	332
Sumitomo Corp.	137	1,855
Sumitomo Electric Industries Ltd.	93	1,009
Sumitomo Heavy Industries Ltd.	70	408
Sydney Airport	55	150
Taisei Corp.	121	307
Thales SA	13	405
THK Co. Ltd.	16	305
TNT NV	42	311
Tobu Railway Co. Ltd.	116	592
Tokyu Corp.	132	650
Toll Holdings Ltd.	80	344
Toppan Printing Co. Ltd.	68	500
TOTO Ltd.	33	255
Toyota Tsusho Corp.	26	463
Transurban Group	161	924
Ushio Inc.	14	196
Vallourec SA	14	877
Vestas Wind Systems A/S (c)	23	245
Vinci SA	55	2,395
Volvo AB	169	1,849
Wartsila Oyj	20	566
Weir Group Plc	25	805
Wendel Investissement	4	289
West Japan Railway Co.	20	869
Wolseley Plc	34	1,132
Yamato Holdings Co. Ltd.	46	781
Yangzijiang Shipbuilding Holdings Ltd.	247	173
Zardoya Otis SA (e)	19	257

		142,122

INFORMATION TECHNOLOGY - 4.6%
Advantest Corp.	19	183
Alcatel-Lucent (c) (e)	273	427
Amadeus IT Holding SA (e)	39	631
ARM Holdings Plc	160	1,475
ASM Pacific Technology Ltd. (e)	22	245
ASML Holding NV	52	2,205
Atos Origin SA	6	259
Brother Industries Ltd.	30	365
Canon Inc. (e)	137	6,070
Cap Gemini SA	17	536
Citizen Holdings Co. Ltd.	30	175
Computershare Ltd. (e)	56	462
Dassault Systemes SA	7	580
Elpida Memory Inc. (c) (e)	33	153
Foxconn International Holdings Ltd. (c) (e)	243	157
FUJIFILM Holdings Corp.	55	1,310
Fujitsu Ltd.	223	1,159
Gree Inc.	11	376
Hamamatsu Photonics KK	8	283
Hirose Electric Co. Ltd.	4	351
Hitachi High-Technologies Corp.	7	158
Hitachi Ltd.	548	2,876
Hoya Corp.	52	1,122
Ibiden Co. Ltd.	15	295
Indra Sistemas SA (e)	11	142
Infineon Technologies AG	133	1,003
Itochu Techno-Solutions Corp. (e)	3	153
Keyence Corp.	5	1,231
Konami Corp.	11	332
Konica Minolta Holdings Inc.	56	421
Kyocera Corp.	19	1,504

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Murata Manufacturing Co. Ltd.	25	1,274
NEC Corp.	315	638
Neopost SA (e)	4	260
NICE Systems Ltd. (c)	8	261
Nintendo Co. Ltd.	12	1,666
Nippon Electric Glass Co. Ltd.	50	495
Nokia Oyj	455	2,219
Nomura Research Institute Ltd.	11	244
NTT Data Corp.	—	505
Omron Corp.	25	498
Oracle Corp. Japan	5	149
Otsuka Corp.	2	151
Ricoh Co. Ltd.	77	671
Rohm Co. Ltd.	12	546
Sage Group Plc	160	731
SAP AG	111	5,877
Seiko Epson Corp.	14	186
Shimadzu Corp.	26	220
Square Enix Holdings Co. Ltd.	9	173
STMicroelectronics NV	73	432
Sumco Corp. (c) (e)	13	95
TDK Corp.	15	665
Telefonaktiebolaget LM Ericsson	365	3,730
Tokyo Electron Ltd.	21	1,043
Toshiba Corp.	489	2,001
Trend Micro Inc. (e)	13	374
United Internet AG (e)	14	255
Yahoo! Japan Corp. (e)	2	540
Yaskawa Electric Corp.	25	213
Yokogawa Electric Corp. (c)	24	216

		52,967
MATERIALS - 9.9%
Acerinox SA (e)	12	149
Air Liquide	34	4,247
Air Water Inc.	19	242
Akzo Nobel NV	28	1,335
Alumina Ltd.	312	356
Amcor Ltd.	150	1,110
Anglo American Plc	160	5,907
Antofagasta Plc	47	895
ArcelorMittal	104	1,910
Arkema SA	7	481
Asahi Kasei Corp.	155	934
BASF SE	111	7,736
BHP Billiton Ltd.	387	13,637
BHP Billiton Plc	255	7,437
Boliden AB	35	506
Boral Ltd. (e)	92	339
Cimpor Cimentos de Portugal SGPS SA	25	174
CRH Plc	85	1,697
Daicel Chemical Industries Ltd.	38	232
Daido Steel Co. Ltd.	32	201
Denki Kagaku Kogyo K K	63	233
Eurasian Natural Resources Corp.	29	283
Fletcher Building Ltd. (e)	77	366
Fortescue Metals Group Ltd. (e)	144	629
Fresnillo Plc	22	517
Givaudan SA	1	974
Glencore International Plc (e)	97	588
HeidelbergCement AG	17	720
Hitachi Chemical Co. Ltd.	12	204
Hitachi Metals Ltd.	22	239
Holcim Ltd.	29	1,560
Holmen AB (e)	7	193
Iluka Resources Ltd.	49	769

	Shares/Par (p)	Value
Imerys SA	4	176
Incitec Pivot Ltd.	190	603
Israel Chemicals Ltd.	54	562
Israel Corp. Ltd.	—	175
James Hardie Industries SE (e)	55	386
JFE Holdings Inc.	56	1,023
Johnson Matthey Plc	26	739
JSR Corp.	22	406
K+S AG	21	955
Kaneka Corp.	32	170
Kansai Paint Co. Ltd.	28	250
Kazakhmys Plc	26	373
Kobe Steel Ltd.	292	451
Koninklijke DSM NV (e)	19	859
Kuraray Co. Ltd.	40	575
Lafarge SA	25	870
Lanxess AG	10	524
Linde AG	21	3,079
Lonmin Plc	21	313
Lynas Corp. Ltd. (c) (e)	226	242
Maruichi Steel Tube Ltd.	6	129
Mitsubishi Chemical Holdings Corp.	159	875
Mitsubishi Gas Chemical Co. Inc.	42	233
Mitsubishi Materials Corp.	130	353
Mitsui Chemicals Inc.	104	318
Newcrest Mining Ltd.	93	2,806
Nippon Paper Group Inc. (e)	13	277
Nippon Steel Corp.	623	1,554
Nisshin Steel Co. Ltd.	92	141
Nitto Denko Corp.	19	683
Norsk Hydro ASA (e)	108	502
Novozymes A/S	26	812
OJI Paper Co. Ltd.	101	518
OneSteel Ltd.	147	105
Orica Ltd.	43	1,058
OZ Minerals Ltd. (e)	38	384
Randgold Resources Ltd.	11	1,093
Rexam Plc	101	554
Rio Tinto Ltd. (e)	53	3,255
Rio Tinto Plc	169	8,196
Salzgitter AG	4	225
Shin-Etsu Chemical Co. Ltd.	50	2,452
Showa Denko KK (e)	190	385
Sika AG	—	445
Sims Metal Management Ltd.	20	256
Solvay SA	7	565
SSAB Svenskt Stal AB - Class A	19	168
Stora Enso Oyj	74	443
Sumitomo Chemical Co. Ltd.	190	694
Sumitomo Metal Industries Ltd.	416	757
Sumitomo Metal Mining Co. Ltd.	63	810
Svenska Cellulosa AB	68	1,009
Syngenta AG	11	3,356
Taiyo Nippon Sanso Corp.	28	195
Teijin Ltd.	104	320
ThyssenKrupp AG	45	1,036
Toray Industries Inc.	179	1,281
Tosoh Corp.	66	177
Toyo Seikan Kaisha Ltd.	20	266
Ube Industries Ltd.	121	332
Umicore	13	549
UPM-Kymmene Oyj	65	715
Vedanta Resources Plc (e)	13	208
Voestalpine AG	12	340
Wacker Chemie AG (e)	2	144
Xstrata Plc	251	3,816

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Yamato Kogyo Co. Ltd.	6	172
Yara International ASA	22	894

		115,387

TELECOMMUNICATION SERVICES - 5.9%
Belgacom SA (e)	19	594
Bezeq Israeli Telecommunication Corp. Ltd.	197	361
BT Group Plc	943	2,796
Cellcom Israel Ltd.	8	128
Deutsche Telekom AG	340	3,899
Elisa Oyj (e)	18	373
France Telecom SA	224	3,526
Hellenic Telecommunications Organization SA	25	92
Iliad SA (e)	2	296
Inmarsat Plc	54	341
KDDI Corp.	—	2,225
Koninklijke KPN NV	181	2,168
Millicom International Cellular SA - SDR (e)	9	901
Mobistar SA	4	192
Nippon Telegraph & Telephone Corp.	58	2,965
NTT DoCoMo Inc.	2	3,403
Partner Communications Co. Ltd.	9	78
PCCW Ltd.	321	110
Portugal Telecom SGPS SA (e)	82	471
Singapore Telecommunications Ltd.	969	2,308
SoftBank Corp.	107	3,163
StarHub Ltd.	65	145
Swisscom AG	3	1,084
TDC A/S	47	378
Tele2 AB (e)	38	744
Telecom Corp. of New Zealand Ltd.	228	368
Telecom Italia SpA	1,149	1,235
Telefonica SA	496	8,589
Telekom Austria AG	38	460
Telenor ASA	87	1,429
TeliaSonera AB	264	1,792
Telstra Corp. Ltd.	531	1,807
Vivendi SA	151	3,308
Vodafone Group Plc	6,130	17,031

		68,760

UTILITIES - 4.4%
A2A SpA (e)	129	122
Acciona SA (e)	3	276
AGL Energy Ltd.	56	814
Centrica Plc	627	2,817
Cheung Kong Infrastructure Holdings Ltd.	57	334
Chubu Electric Power Co. Inc.	83	1,553
Chugoku Electric Power Co. Inc.	36	634
CLP Holdings Ltd.	234	1,989
Contact Energy Ltd.	37	153
E.ON AG	218	4,697
EDP Renovaveis SA (c)	25	154
Electric Power Development Co. Ltd.	14	368
Electricite de France SA (e)	28	690
Enagas SA	20	377
Enel Green Power SpA	220	459
Enel SpA	797	3,245
Energias de Portugal SA	236	731
Fortum Oyj	54	1,160
Gas Natural SDG SA (e)	41	699
GDF Suez	150	4,096
Hokkaido Electric Power Co. Inc.	24	336
Hokuriku Electric Power Co.	19	353
Hong Kong & China Gas Co. Ltd.	580	1,343
Hongkong Electric Holdings Ltd.	170	1,254

	Shares/Par (p)	Value
Iberdrola SA	467	2,924
International Power Plc	188	983
Kansai Electric Power Co. Inc.	92	1,409
Kyushu Electric Power Co. Inc.	49	700
National Grid Plc	431	4,181
Osaka Gas Co. Ltd.	222	877
Red Electrica Corp. SA	13	577
RWE AG (e)	54	1,891
Scottish & Southern Energy Plc	114	2,282
Severn Trent Plc	27	634
Shikoku Electric Power Co. Inc.	22	633
Snam Rete Gas SpA	189	834
SP AusNet	178	171
Suez Environnement SA	35	406
Terna Rete Elettrica Nazionale SpA (e)	147	496
Toho Gas Co. Ltd. (e)	51	325
Tohoku Electric Power Co. Inc.	53	511
Tokyo Electric Power Co. Inc. (c) (e)	176	417
Tokyo Gas Co. Ltd.	305	1,403
United Utilities Group Plc	82	774
Veolia Environnement (e)	45	497
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	7	198

		51,777

Total Common Stocks (cost $1,282,824)		1,133,755

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	6	306
Porsche Automobil Holding SE	18	982
Volkswagen AG	18	2,627

		3,915

CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	21	1,228
Lindt & Spruengli AG	—	336

		1,564
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	102	128

INDUSTRIALS - 0.1%
Schindler Holding AG	6	650

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	728	652

UTILITIES - 0.0%
RWE AG	4	130

Total Preferred Stocks (cost $7,146)		7,039

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.6%

Investment Company - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	15,019	15,019

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	71,145	71,145

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	675	657

		71,802
Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 03/22/12 (o)	$785	785
0.02%, 05/24/12 (o)	720	720

		1,505

Total Short Term Investments (cost $88,343)		88,326

Total Investments - 105.6% (cost $1,378,313)		1,229,120
Other Assets and Liabilities, Net - (5.6%)		(64,890)

Total Net Assets - 100.0%		$1,164,230

JNL/Mellon Capital Management Emerging Markets Index Fund

COMMON STOCKS - 89.3%

CONSUMER DISCRETIONARY - 7.4%
Anhanguera Educacional Participacoes SA	3	$33
ANTA Sports Products Ltd. (e)	23	27
Arcelik A/S	5	17
AviChina Industry & Technology Co. Ltd.	52	22
Bajaj Auto Ltd.	2	68
BEC World Public Co. Ltd.	26	36
Belle International Holdings Ltd.	136	237
Berjaya Sports Toto Bhd	21	29
Bosideng International Holdings Ltd.	66	19
Brilliance China Automotive Holdings Ltd. (c) (e)	80	86
Brookfield Incorporacoes SA	7	17
BYD Co. Ltd. (c) (e)	13	28
Cheng Shin Rubber Industry Co. Ltd.	51	110
China Dongxiang Group Co.	77	13
China Motor Corp.	15	14
China ZhengTong Auto Services Holdings Ltd. (c)	26	25
Cia Hering	5	78
Cyfrowy Polsat SA (c)	6	23
Dah Chong Hong Holdings Ltd.	22	26
Daphne International Holdings Ltd.	24	27
Dongfeng Motor Group Co. Ltd. (e)	82	141
El Puerto de Liverpool SAB de CV	8	56
Far Eastern Department Stores Co. Ltd.	24	28
Ford Otomotiv Sanayi A/S	1	10
Formosa International Hotels Corp.	1	14
Formosa Taffeta Co. Ltd.	20	19
Foschini Ltd.	7	92
Geely Automobile Holdings Ltd. (e)	100	22
Genting Bhd	61	212
Genting Malaysia Bhd	91	110
Giant Manufacturing Co. Ltd.	8	31
Golden Eagle Retail Group Ltd. (e)	18	38
GOME Electrical Appliances Holdings Ltd.	357	83
Great Wall Motor Co. Ltd. (e)	27	39
Grupo Elektra SA de CV (e)	2	208
Guangzhou Automobile Group Co. Ltd.	86	72
Haier Electronics Group Co. Ltd. (c) (e)	22	20
Hankook Tire Co. Ltd.	3	102
Hengdeli Holdings Ltd. (e)	60	20
Hero Honda Motors Ltd.	1	39
Hotai Motor Co. Ltd.	10	48

	Shares/Par (p)	Value
Hyundai Department Store Co. Ltd.	1	79
Hyundai Mobis	2	505
Hyundai Motor Co.	5	837
Hyundai Wia Corp. (c)	—	36
Imperial Holdings Ltd.	5	72
Intime Department Store Group Co. Ltd. (e)	26	26
Jollibee Foods Corp.	11	23
Kangwon Land Inc.	2	57
Kia Motors Corp.	7	407
LG Display Co. Ltd.	7	145
LG Electronics Inc.	3	196
Lojas Renner SA	4	96
Lotte Shopping Co. Ltd.	—	91
Mahindra & Mahindra Ltd.	8	106
Mando Corp.	—	83
Maruti Suzuki India Ltd.	3	45
MRV Engenharia e Participacoes SA	7	41
Nan Kang Rubber Tire Co. Ltd.	13	20
Naspers Ltd. (e)	11	491
Parkson Holdings Bhd	15	26
Parkson Retail Group Ltd. (e)	37	45
PDG Realty SA Empreendimentos e Participacoes	32	101
Pick n Pay Stores Ltd.	5	30
Pou Chen Corp.	54	44
PT Astra International Tbk	59	482
Rossi Residencial SA	4	19
Ruentex Industries Ltd.	11	19
S.A.C.I. Falabella	12	91
Skyworth Digital Holdings Ltd. (e)	48	17
Steinhoff International Holdings Ltd. (c)	38	107
Tata Motors Ltd.	41	137
Tatung Co. Ltd. (c)	51	13
Titan Industries Ltd.	6	20
Truworths International Ltd.	14	124
Turkiye Sise ve Cam Fabrikalari A/S	11	17
TVN SA	5	14
UMW Holdings Bhd	14	30
Urbi Desarrollos Urbanos SAB DE CV (c)	14	16
Woolworths Holdings Ltd.	24	114
Woongjin Coway Co. Ltd.	1	43
Yulon Motor Co. Ltd.	33	57
Zee Entertainment Enterprises Ltd.	12	27
Zhongsheng Group Holdings Ltd. (e)	16	27

		7,315

CONSUMER STAPLES - 7.6%
Almacenes Exito SA	6	84
Amorepacific Corp.	—	88
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5	65
Arca Continental SAB de CV	9	37
Astra Agro Lestari Tbk PT	10	24
BIM Birlesik Magazalar A/S	3	73
British American Tobacco Plc	3	46
Cencosud SA	28	161
Charoen Pokphand Foods Public Co. Ltd.	95	99
Charoen Pokphand Indonesia Tbk PT	251	59
China Agri-Industries Holdings Ltd.	42	32
China Mengniu Dairy Co. Ltd.	36	84
China Resources Enterprise Ltd.	34	117
China Yurun Food Group Ltd. (e)	53	70
Cia Cervecerias Unidas SA	3	37
Cia de Bebidas das Americas	22	808
CJ CheilJedang Corp.	—	73
Coca-Cola Femsa SAB de CV	9	84
Coca-Cola Icecek A/S	2	20

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Cosan SA Industria e Comercio	5	65
CP ALL Public Co. Ltd.	70	114
Dabur India Ltd.	11	21
E-Mart Co. Ltd. (c)	1	145
Fomento Economico Mexicano SAB de CV	57	400
Genting Plantations Bhd	6	17
Grupo Bimbo SAB de CV (e)	54	110
Grupo Modelo SAB de CV	20	123
Gudang Garam Tbk PT	18	120
Hengan International Group Co. Ltd.	23	210
Hindustan Unilever Ltd.	25	192
Hypermarcas SA	7	32
Indofood Sukses Makmur Tbk	143	73
ITC Ltd.	67	255
JBS SA	19	62
Kernel Holding SA (c)	2	39
Kimberly-Clark de Mexico SAB de CV	15	84
KT&G Corp.	3	231
LG Household & Health Care Ltd.	—	116
Lotte Confectionery Co. Ltd.	—	27
Magnit OAO - GDR	7	144
Massmart Holdings Ltd.	4	78
Natura Cosmeticos SA	5	99
Orion Corp.	—	57
Perdigao SA	19	377
PPB Group Bhd	15	78
President Chain Store Corp.	17	93
Raia Drogasil SA	8	52
San Miguel Corp.	20	52
Shinsegae Co. Ltd.	—	40
Shoprite Holdings Ltd.	12	206
Souza Cruz SA	11	135
Spar Group Ltd.	4	58
Standard Foods Corp.	4	12
Sun Art Retail Group Ltd. (c) (e)	52	64
Tiger Brands Ltd.	5	143
Tingyi Cayman Islands Holding Corp.	60	182
Tsingtao Brewery Co. Ltd. (e)	8	44
Uni-President Enterprises Corp.	108	158
Unilever Indonesia Tbk PT	48	98
United Spirits Ltd.	2	22
Universal Robina Corp.	19	21
Vina Concha y Toro SA	14	26
Wal-Mart de Mexico SAB de CV	184	505
Want Want China Holdings Ltd.	170	170
Wumart Stores Inc.	14	29

		7,440

ENERGY - 12.0%
Adaro Energy Tbk PT	439	86
Banpu PCL	5	82
Bharat Petroleum Corp. Ltd.	2	21
Bumi Armada Bhd (c)	34	43
Bumi Resources Tbk PT	459	110
China Coal Energy Co.	119	128
China Oilfield Services Ltd.	50	79
China Petroleum & Chemical Corp.	500	526
China Shenhua Energy Co. Ltd.	101	436
CNOOC Ltd.	526	920
Coal India Ltd.	16	88
Ecopetrol SA	117	255
Energy Development Corp.	188	27
Gazprom OAO - ADR	161	1,713
Grupa Lotos SA (c)	4	29
GS Holdings Corp.	2	82
HRT Participacoes em Petroleo SA (c)	—	61

	Shares/Par (p)	Value
Indo Tambangraya Megah Tbk PT	16	66
IRPC PCL	257	33
Kunlun Energy Co. Ltd.	64	91
Lukoil OAO - ADR	16	825
MOL Hungarian Oil and Gas Plc (c)	1	82
NovaTek OAO - GDR	3	351
OGX Petroleo e Gas Participacoes SA (c)	38	279
Oil & Natural Gas Corp. Ltd.	23	109
PetroChina Co. Ltd.	626	779
Petroleo Brasileiro SA	88	1,081
Petronas Dagangan Bhd	6	31
Polskie Gornictwo Naftowe i Gazownictwo SA	64	76
PT Tambang Batubara Bukit Asam Tbk	20	38
PTT Exploration & Production PCL	32	172
PTT Public Company Ltd.	28	282
Reliance Industries Ltd.	39	507
Rosneft Oil Co. - GDR	50	327
S-Oil Corp.	1	116
Sasol Ltd.	16	772
SK Energy Co. Ltd.	2	215
Surgutneftegaz - ADR	29	229
Tatneft - ADR	8	225
TMK OAO - GDR	2	14
Tupras Turkiye Petrol Rafine	4	83
Ultrapar Participacoes SA	9	156
Xinao Gas Holdings Ltd.	24	77
Yanzhou Coal Mining Co. Ltd. (e)	66	141

		11,843

FINANCIALS - 20.6%
Absa Group Ltd.	8	141
African Bank Investments Ltd.	24	101
Agile Property Holdings Ltd. (e)	34	30
Agricultural Bank of China	540	232
Akbank T.A.S.	36	113
Alliance Financial Group Bhd	26	32
AMMB Holdings Bhd	57	107
Asya Katilim Bankasi A/S	13	11
Attijariwafa Bank	1	30
Axis Bank Ltd.	7	99
Ayala Corp.	5	34
Ayala Land Inc.	134	46
Banco de Chile	488	66
Banco de Credito e Inversiones	1	46
Banco do Brasil SA	16	202
Banco Santander Brasil SA	20	163
Banco Santander Chile	1,963	141
BanColombia SA	7	106
Bangkok Bank PCL	32	166
Bangkok Bank PCL - NVDR	5	25
Bank Central Asia Tbk PT	351	310
Bank Danamon Indonesia Tbk PT	85	39
Bank Handlowy w Warszawie SA	1	19
Bank Mandiri Persero Tbk PT	271	201
Bank Millennium SA	13	14
Bank Negara Indonesia Persero Tbk PT	250	105
Bank of Ayudhya Public Co. Ltd.	42	29
Bank of China Ltd.	1,983	730
Bank of Communications Co. Ltd.	238	166
Bank of India	3	14
Bank of the Philippine Islands	22	28
Bank Pekao SA	3	139
Bank Rakyat Indonesia Persero Tbk PT	320	238
BDO Unibank Inc.	23	31
BM&F Bovespa SA	58	305
BR Malls Participacoes SA	13	125

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Bradespar SA	7	110
BRE Bank SA (c)	—	28
BS Financial Group Inc. (c)	6	61
Bumiputra-Commerce Holdings Bhd	137	322
Bursa Malaysia Bhd	11	24
Canara Bank	4	29
Capital Securities Corp.	57	20
Cathay Financial Holding Co. Ltd.	195	211
CETIP SA	5	72
Chang Hwa Commercial Bank	146	79
China Citic Bank	218	123
China Construction Bank Corp.	1,783	1,244
China Development Financial Holding Corp.	280	79
China Everbright Ltd.	24	38
China Life Insurance Co. Ltd.	262	579
China Merchants Bank Co. Ltd.	115	232
China Minsheng Banking Corp. Ltd. (e)	128	110
China Overseas Land & Investment Ltd. (e)	130	217
China Pacific Insurance Group Co. Ltd.	56	158
China Resources Land Ltd. (e)	68	109
China Taiping Insurance Holdings Co. Ltd. (c)	20	38
Chinatrust Financial Holding Co. Ltd.	277	173
Chongqing Rural Commercial Bank (c)	61	32
Commercial International Bank	13	39
Compartamos SAB de CV	28	34
Corp. Financiera Colombiana SA	2	36
Corp. Financiera Colombiana SA (c)	—	1
Corpbanca	3,716	48
Country Garden Holdings Co. (e)	114	43
Credicorp Ltd.	2	208
Cyrela Brazil Realty SA	11	87
Daewoo Securities Co. Ltd.	4	37
DGB Financial Group Inc. (c)	5	55
Discovery Holdings Ltd.	7	38
DLF Ltd.	11	37
Dongbu Insurance Co. Ltd.	1	50
Douja Promotion Groupe Addoha SA	4	29
E. Sun Financial Holding Co. Ltd.	135	58
Egyptian Financial Group-Hermes Holding	10	17
Egyptian Kuwaiti Holding Co. SAE	20	20
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	18	18
Evergrande Real Estate Group Ltd. (e)	137	57
Far East Horizon Ltd. (c)	26	23
Farglory Land Development Co. Ltd.	8	13
First Financial Holding Co. Ltd.	161	94
FirstRand Ltd.	87	223
Franshion Properties China Ltd.	112	22
Fubon Financial Holding Co. Ltd.	152	161
Getin Holding SA (c)	9	18
Globe Trade Centre SA (c)	5	14
Growthpoint Properties Ltd.	52	120
Grupo de Inversiones Suramericana SA	8	126
Grupo Financiero Banorte SAB de CV	47	141
Grupo Financiero Inbursa SA (e)	65	119
Guangdong Investment Ltd.	66	40
Guangzhou R&F Properties Co. Ltd. (e)	18	14
Haci Omer Sabanci Holding A/S	13	38
Hana Financial Group Inc.	6	197
HDFC Bank Ltd.	47	374
Highwealth Construction Corp.	11	16
Hong Leong Bank Bhd	20	69
Hong Leong Financial Group Bhd	11	40
Housing Development Finance Corp.	32	397
Hua Nan Financial Holdings Co. Ltd.	149	80
Hyundai Marine & Fire Insurance Co. Ltd.	2	47
Hyundai Securities Co. Ltd.	3	23

	Shares/Par (p)	Value
ICICI Bank Ltd.	13	173
IndusInd Bank Ltd.	4	18
Industrial & Commercial Bank of China	1,795	1,065
Industrial Bank of Korea	6	61
Infrastructure Development Finance Co. Ltd.	26	45
Investec Ltd.	7	37
Kasikornbank PCL	44	174
Kasikornbank PCL - NVDR	7	25
KB Financial Group Inc.	11	340
KGI Securities Co. Ltd.	80	29
Komercni Banka A/S	—	77
Korea Exchange Bank	6	37
Korea Investment Holdings Co. Ltd.	1	33
Korea Life Insurance Co. Ltd.	4	27
Kotak Mahindra Bank Ltd.	7	58
Krung Thai Bank Plc	74	35
Liberty Holdings Ltd.	5	47
LIC Housing Finances Ltd.	13	53
Longfor Properties Co. Ltd.	35	39
LSR Group - GDR	7	24
Malayan Banking Bhd	98	266
Mega Financial Holdings Co. Ltd.	217	145
Metropolitan Bank & Trust Co.	11	18
Mirae Asset Securities Co. Ltd.	1	17
MMI Holdings Ltd.	27	57
Multiplan Empreendimentos Imobiliarios SA	2	37
National Societe Generale Bank SAE	3	9
Nedbank Group Ltd.	6	115
OTP Bank Rt (e)	8	105
PICC Property & Casualty Co. Ltd.	88	119
Ping an Insurance Group Co. of China Ltd.	50	330
Poly Hong Kong Investments Ltd. (e)	54	23
Porto Seguro SA	3	33
Power Finance Corp. Ltd.	13	33
Powszechna Kasa Oszczednosci Bank Polski SA	18	164
Powszechny Zaklad Ubezpieczen SA	2	141
Public Bank Bhd	33	137
Redefine Properties Ltd.	87	80
Reliance Capital Ltd.	3	12
Remgro Ltd.	12	181
Renhe Commercial Holdings Co. Ltd. (e)	278	32
RHB Capital Bhd	14	33
RMB Holdings Ltd.	19	64
RMI Holdings	33	55
Ruentex Development Co. Ltd.	17	18
Rural Electrification Corp. Ltd.	8	24
Samsung Card Co. Ltd.	1	37
Samsung Fire & Marine Insurance Co. Ltd.	1	197
Samsung Life Insurance Co. Ltd.	1	98
Samsung Securities Co. Ltd.	2	80
Sanlam Ltd.	49	175
Sberbank of Russia - ADR	69	687
Shimao Property Holdings Ltd. (e)	64	55
Shin Kong Financial Holding Co. Ltd. (c)	143	41
Shinhan Financial Group Co. Ltd.	12	428
Shriram Transport Finance Co. Ltd.	3	27
Shui On Land Ltd.	78	24
Siam Commercial Bank Public Co. Ltd.	44	161
Sino-Ocean Land Holdings Ltd. (e)	91	42
SinoPac Financial Holdings Co. Ltd.	145	44
SM Investments Corp.	4	59
SM Prime Holdings Inc.	148	45
Soho China Ltd. (e)	58	39
SP Setia Berhad	34	41
Standard Bank Group Ltd.	33	409

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
State Bank of India Ltd.	4	116
Sul America SA	3	23
Taishin Financial Holding Co. Ltd.	179	62
Taiwan Business Bank (c)	123	38
Taiwan Cooperative Financial Holding (c)	121	73
Talaat Moustafa Group (c)	26	13
Turkiye Garanti Bankasi A/S	68	212
Turkiye Halk Bankasi A/S	8	40
Turkiye Is Bankasi SA	48	83
Turkiye Vakiflar Bankasi T.A.O.	19	24
UEM Land Holdings Bhd (c)	30	23
Unitech Ltd. (c)	37	13
VTB Bank OJSC - GDR	47	168
Woori Finance Holdings Co. Ltd.	11	93
Woori Investment & Securities Co. Ltd.	3	28
Yapi ve Kredi Bankasi A/S (c)	21	30
Yuanta Financial Holding Co. Ltd. (c)	234	119
Yuexiu Property Co. Ltd.	152	22

		20,307

HEALTH CARE - 1.0%
Amil Participacoes SA	3	29
Aspen Pharmacare Holdings Ltd.	10	116
Celltrion Inc.	3	81
Cipla Ltd.	9	52
Diagnosticos da America SA	6	49
Dr. Reddy’s Laboratories Ltd.	3	79
Gedeon Richter Rt	1	74
Kalbe Farma Tbk PT	118	44
Life Healthcare Group Holdings Ltd.	19	49
Lupin Ltd.	4	34
Netcare Ltd.	34	57
Odontoprev SA	2	33
Piramal Healthcare Ltd.	2	14
Ranbaxy Laboratories Ltd.	3	26
Shandong Weigao Group Medical Polymer Co. Ltd.	68	61
Shanghai Pharmaceuticals Holding Co. Ltd. (c)	13	21
Sihuan Pharmaceutical Holdings Group Ltd.	47	17
Sinopharm Group Co. Ltd.	20	49
Sun Pharmaceutical Industries Ltd.	11	100
Yuhan Corp.	—	23

		1,008

INDUSTRIALS - 6.0%
Aboitiz Equity Ventures Inc.	49	45
Adani Enterprises Ltd.	6	32
Aditya Birla Nuvo Ltd.	1	18
Air China Ltd.	76	56
AirAsia BHD	26	31
Alfa SAB de CV	8	88
All America Latina Logistica SA	16	81
Alliance Global Group Inc.	107	25
Barloworld Ltd.	5	50
Beijing Capital International Airport Co. Ltd.	54	27
Beijing Enterprises Holdings Ltd.	16	96
Berjaya Corp. Bhd	72	22
Bharat Heavy Electricals Ltd.	18	81
Bidvest Group Ltd.	9	170
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	33	36
China Airlines Ltd.	57	25
China Communications Constructions Co. Ltd.	151	118
China COSCO Holdings Co. Ltd.	70	34
China Merchants Holdings International Co. Ltd.	36	105

	Shares/Par (p)	Value
China Railway Construction Corp. Ltd.	50	27
China Railway Group Ltd.	102	32
China Rongsheng Heavy Industries Group Holdings Ltd. (e)	47	13
China Shipping Container Lines Co. Ltd. (c)	98	22
China Shipping Development Co. Ltd.	36	22
China Southern Airlines Co. Ltd. (c)	78	39
China State Construction International Holdings Ltd.	40	28
Cia de Concessoes Rodoviarias	25	165
Citic Pacific Ltd. (e)	46	83
CJ Corp.	—	23
COSCO Pacific Ltd.	42	49
CSR Corp. Ltd.	49	28
Daelim Industrial Co. Ltd.	1	80
Daewoo Engineering & Construction Co. Ltd. (c)	3	24
Daewoo International Corp.	1	23
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4	76
Dongfang Electric Corp. Ltd. (e)	9	26
Dongkuk Steel Mill Co. Ltd.	1	18
Doosan Corp.	—	32
Doosan Heavy Industries and Construction Co. Ltd.	1	82
Doosan Infracore Co. Ltd. (c)	3	40
EcoRodovias Infraestrutura e Logistica SA	4	33
Empresa Brasileira de Aeronautica SA	16	103
Empresas COPEC SA	14	185
Enka Insaat ve Sanayi A/S	8	18
Eva Airways Corp.	69	44
Evergreen Marine Corp. Taiwan Ltd.	35	18
Far Eastern New Century Corp.	96	112
Fosun International Ltd.	48	25
Gamuda Berhad	38	40
GMR Infrastructure Ltd. (c)	31	12
Grupo Aeroportuario del PacifiCo SAB de CV (e)	13	43
Grupo Carso SAB de CV (e)	16	38
GS Engineering & Construction Corp.	1	86
Hiwin Technologies Corp.	4	33
Hyundai Development Co.	1	21
Hyundai Engineering & Construction Co. Ltd.	2	122
Hyundai Glovis Co. Ltd.	—	70
Hyundai Heavy Industries	1	269
Hyundai Merchant Marine Co. Ltd.	1	24
Hyundai Mipo Dockyard Co. Ltd.	—	27
IJM Corp. Bhd	44	79
International Container Terminal Services Inc.	36	43
Jaiprakash Associates Ltd.	28	27
Jiangsu Expressway Co. Ltd.	34	31
KCC Corp.	—	26
KOC Holding A/S	15	46
Korea Aerospace Industries Ltd. (c)	1	43
Korean Air Lines Co. Ltd.	1	50
Lan Airlines SA	4	97
Larsen & Toubro Ltd.	6	114
Localiza Rent a Car SA	3	40
Lonking Holdings Ltd. (e)	55	19
LS Corp.	1	52
Malaysia Airports Holdings Bhd	13	24
Malaysia Marine and Heavy Engineering Holdings Bhd	13	24
Metallurgical Corp. of China Ltd.	79	18
MISC Bhd	28	48
MMC Corp. Bhd	23	20

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Mundra Port and Special Economic Zone Ltd.	11	24
Orascom Construction Industries	3	102
Reunert Ltd.	5	37
S1 Corp.	—	21
Samsung C&T Corp.	4	223
Samsung Engineering Co. Ltd.	1	165
Samsung Heavy Industries Co. Ltd.	5	114
Samsung Techwin Co. Ltd.	1	65
Sany Heavy Equipment International Holdings Co. Ltd.	26	21
Shanghai Electric Group Co. Ltd.	72	33
Shanghai Industrial Holdings Ltd.	14	39
Siemens Ltd.	2	22
Sime Darby Bhd	82	238
SK Holdings Co. Ltd.	1	94
SK Networks Co. Ltd.	3	25
STX Pan Ocean Co. Ltd.	3	14
Suzlon Energy Ltd. (c)	23	8
Taiwan Glass Industrial Corp.	24	25
TAV Havalimanlari Holding A/S (c)	5	20
Teco Electric and Machinery Co. Ltd.	44	26
Turk Hava Yollari AO (c)	13	14
U-Ming Marine Transport Corp.	12	18
United Tractors Tbk PT	50	145
Walsin Lihwa Corp.	83	24
Wan Hai Lines Ltd.	30	15
Weichai Power Co. Ltd. (e)	15	74
Yang Ming Marine Transport Corp.	75	30
Zhejiang Expressway Co. Ltd.	40	26
Zhuzhou CSR Times Electric Co. Ltd.	12	26

		5,884

INFORMATION TECHNOLOGY - 12.0%
Acer Inc.	79	92
Advanced Semiconductor Engineering Inc.	122	104
Advantech Co. Ltd.	7	19
Alibaba.com Ltd. (c) (e)	33	34
Asseco Poland SA	2	25
Asustek Computer Inc.	20	142
AU Optronics Corp.	222	95
Catcher Technology Co. Ltd.	18	83
Cheng Uei Precision Industry Co. Ltd.	10	20
Chicony Electronics Co. Ltd.	11	18
Chimei Innolux Corp. (c)	187	75
Cielo SA	7	189
Clevo Co.	12	19
Compal Electronics Inc.	119	119
Delta Electronics Inc.	53	126
E. Ink Holdings Inc.	20	26
Epistar Corp.	30	64
Everlight Electronics Co. Ltd.	9	16
Foxconn Technology Co. Ltd.	25	80
HCL Technologies Ltd.	2	11
HON HAI Precision Industry Co. Ltd.	266	728
HTC Corp.	22	361
Hynix Semiconductor Inc.	15	277
Infosys Technologies Ltd.	13	666
Inotera Memories Inc. (c)	152	25
Inventec Co. Ltd.	50	18
Kinsus Interconnect Technology Corp.	7	19
Largan Precision Co. Ltd.	3	56
Lenovo Group Ltd.	178	119
LG Innotek Co. Ltd.	—	13
Lite-On Technology Corp.	51	57
Macronix International Co., Ltd.	128	51
MediaTek Inc.	30	275

	Shares/Par (p)	Value
Motech Industries Inc.	8	14
MStar Semiconductor Inc.	14	73
Nan Ya Printed Circuit Board Corp.	5	10
NCSoft Corp.	—	123
NHN Corp. (c)	1	219
Novatek Microelectronics Corp.	13	33
Pegatron Corp.	42	46
Phison Electronics Corp.	3	18
Powertech Technology Inc.	28	59
Quanta Computer Inc.	75	158
Radiant Opto-Electronics Corp.	17	49
Realtek Semiconductor Corp.	11	16
Redecard SA	10	155
Richtek Technology Corp.	4	17
Samsung Electro-Mechanics Co. Ltd.	2	120
Samsung Electronics Co. Ltd.	3	3,003
Samsung SDI Co.	1	118
Satyam Computer Services Ltd.	17	21
Semiconductor Manufacturing International Corp. (c)	508	25
Siliconware Precision Industries Co.	73	65
Simplo Technology Co. Ltd.	6	35
Sino-American Silicon Products Inc.	9	14
SK C&C Co. Ltd.	1	59
Synnex Technology International Corp.	40	97
Taiwan Semiconductor Manufacturing Co. Ltd.	727	1,820
Tata Consultancy Services Ltd.	14	308
Tencent Holdings Ltd.	30	599
Totvs SA	3	50
TPK Holding Co. Ltd. (c)	4	52
Transcend Information Inc.	5	13
Tripod Technology Corp.	11	26
Unimicron Technology Corp.	32	38
United Microelectronics Corp.	347	146
Wintek Corp.	37	26
Wipro Ltd.	15	114
Wistron Corp.	51	65
WPG Holdings Co. Ltd.	33	38

		11,864

MATERIALS - 11.6%
ACC Ltd.	1	30
African Rainbow Minerals Ltd.	3	66
Aluminum Corp. of China Ltd.	138	60
Ambuja Cements Ltd.	16	47
Aneka Tambang Tbk PT	80	14
Angang Steel Co. Ltd. (e)	30	22
Anglo Platinum Ltd.	2	131
AngloGold Ashanti Ltd.	11	485
Anhui Conch Cement Co. Ltd.	42	123
ArcelorMittal South Africa Ltd.	5	39
Asia Cement Corp.	68	76
Asian Paints Ltd.	1	36
Aveng Ltd.	16	64
BBMG Corp.	30	20
CAP SA	2	67
Cementos Argos SA	7	42
Cemex SAB de CV (e)	296	157
Cheil Industries Inc.	1	123
China Blue Chemical Ltd.	48	36
China Molybdenum Co. Ltd.	32	14
China National Building Material Co. Ltd. (e)	78	89
China Petrochemical Development Corp.	45	40
China Resources Cement Holdings Ltd.	80	60
China Shanshui Cement Group Ltd.	46	31
China Steel Corp.	326	310

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
China Zhongwang Holdings Ltd. (e)	40	14
Cia de Minas Buenaventura SA - ADR	6	211
Cia Siderurgica Nacional SA	21	169
Dongyue Group (e)	23	15
Duratex SA	6	30
Empresas COPEC SA	35	129
Eregli Demir ve Celik Fabrikalari TAS	15	25
Eternal Chemical Co. Ltd.	21	16
Feng Hsin Iron & Steel Co.	13	21
Fibria Celulose SA	5	40
Formosa Chemicals & Fibre Corp.	86	227
Formosa Petrochemical Corp.	33	102
Formosa Plastics Corp.	118	315
Fushan International Energy Group Ltd.	76	26
Gold Fields Ltd.	22	334
Grupo Mexico SAB de CV	113	297
Hanwha Chem Corp.	2	45
Hanwha Corp.	1	33
Harmony Gold Mining Co. Ltd	11	132
Hindalco Industries Ltd.	29	64
Honam Petrochemical Corp.	—	121
Huabao International Holdings Ltd. (e)	49	25
Hyosung Corp.	1	27
Hyundai Hysco	1	26
Hyundai Steel Co.	2	134
Impala Platinum Holdings Ltd.	15	305
Indorama Ventures PCL	37	34
Industrias Penoles SAB de CV (e)	4	172
International Nickel Indonesia Tbk PT	60	21
Inversiones Argos SA	10	90
IOI Corp.	104	177
Jastrzebska Spolka Weglowa SA (c)	1	24
Jiangxi Copper Co. Ltd.	44	95
Jindal Steel & Power Ltd.	11	95
JSW Steel Ltd.	2	23
KGHM Polska Miedz SA	4	127
Kingboard Chemical Holdings Ltd.	16	46
Korea Kumho Petrochemical	—	38
Korea Zinc Co. Ltd.	—	77
Koza Altin Isletmeleri A/S	1	11
KP Chemical Corp.	1	16
Kuala Lumpur Kepong Bhd	14	102
Kumba Iron Ore Ltd.	2	150
Kumba Resources Ltd.	4	76
Lafarge Malayan Cement Bhd	12	26
LCY Chemical Corp.	12	17
Lee & Man Paper Manufacturing Ltd.	47	15
LG Chem Ltd.	4	527
Mechel OAO - ADR (e)	7	59
Mexichem SAB de CV	19	59
Minera Frisco SAB de CV (c) (e)	16	57
Minmetals Resources Ltd. (c)	84	36
MMC Norilsk Nickel - ADR	16	242
MMX Mineracao e Metalicos SA (c)	7	23
Nan Ya Plastics Corp.	147	292
Nine Dragons Paper Holdings Ltd. (e)	44	28
Northam Platinum Ltd.	5	19
NOVOLIPETSK STEEL - GDR	2	43
OCI Co. Ltd.	1	101
Petronas Chemicals Group Bhd	69	136
Polski Koncern Naftowy ORLEN SA (c)	9	93
POSCO Inc.	2	629
Pretoria Portland Cement Co. Ltd.	14	47
PT Indocement Tunggal Prakarsa Tbk	49	92
PTT Global Chemical PCL (c)	49	95
Sappi Ltd. (c)	20	59

	Shares/Par (p)	Value
Semen Gresik Persero Tbk PT	94	118
Sesa Goa Ltd.	9	28
Severstal OAO - GDR	6	73
Siam Cement PCL	8	91
Sinochem Hong Kong Holding Ltd.	62	17
Sinopec Shanghai Petrochemical Co. Ltd.	64	21
Southern Copper Corp.	5	154
Sterlite Industries India Ltd.	46	78
Synthos SA	17	21
Taiwan Cement Corp.	109	126
Taiwan Fertilizer Co. Ltd.	28	65
Tata Steel Ltd.	11	72
Thai Oil Public Co. Ltd.	32	58
TSRC Corp.	13	32
Tung Ho Steel Enterprise Corp.	21	18
Ultratech Cement Ltd.	2	39
United Phosphorus Ltd.	7	16
Uralkali - GDR	8	303
Usinas Siderurgicas de Minas Gerais SA	5	42
Vale SA	36	761
Volcan Cia Minera SAA	53	58
Yingde Gases	23	24
Zhaojin Mining Industry Co. Ltd.	36	57
Zijin Mining Group Co. Ltd.	186	70

		11,476

TELECOMMUNICATION SERVICES - 8.0%
Advanced Info Service Public Co. Ltd.	30	134
America Movil SAB de CV	1,190	1,345
Axiata Group Bhd	70	113
Bharti Airtel Ltd.	17	113
China Communication Services Corp. Ltd.	52	23
China Mobile Ltd.	179	1,749
China Telecom Corp. Ltd.	404	230
China Unicom Hong Kong Ltd.	182	383
Chunghwa Telecom Co. Ltd.	110	363
DiGi.Com Bhd	100	122
Egyptian Co. for Mobile Services	1	9
ENTEL Chile SA	4	73
Far EasTone Telecommunications Co. Ltd.	46	86
Globe Telecom Inc.	1	20
Idea Cellular Ltd. (c)	26	40
Indonesian Satellite Corp.	34	21
KT Corp. - ADR	1	20
LG Telecom Ltd.	9	59
Magyar Telekom Telecommunications Plc	13	27
Maroc Telecom	6	96
Maxis Bhd	60	104
Mobile Telesystems - ADR	15	222
MTN Group Ltd.	50	887
Orascom Telecom Holding SAE (c) (f)	100	64
Philippine Long Distance Telephone Co.	1	66
Reliance Communications Ltd.	14	19
Rostelecom OJSC - ADR (c)	7	186
Sistema JSFC - GDR	4	70
SK Telecom Co. Ltd. - ADR	5	71
Taiwan Mobile Co. Ltd.	49	152
Tele Norte Leste Participacoes SA	1	16
Telecom Egypt Co.	7	15
Telefonica O2 Czech Republic A/S	3	63
Telekom Malaysia Bhd	37	57
Telekomunikacja Polska SA	20	100
Telekomunikasi Indonesia Tbk PT	298	232
Telemar Norte Leste SA	1	22
Telkom SA Ltd.	4	15
Tim Participacoes SA	27	136

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Turk Telekomunikasyon A/S	20	75
Turkcell Iletisim Hizmet A/S	22	103
Vodacom Group Ltd.	10	109
XL Axiata Tbk PT	43	22
ZTE Corp. (e)	23	73

		7,905

UTILITIES - 3.1%
Aboitiz Power Corp.	79	54
AES Gener SA	59	32
Centrais Eletricas Brasileiras SA	7	63
CEZ A/S	5	183
China Gas Holdings Ltd.	80	37
China Longyuan Power Group Corp.	52	41
China Resources Gas Group Ltd.	18	26
China Resources Power Holdings Co. Ltd.	52	100
Cia de Saneamento Basico do Estado de Sao Paulo (c)	4	98
Cia Energetica de Minas Gerais	11	196
Colbun SA	241	62
CPFL Energia SA	6	84
Datang International Power Generation Co. Ltd. (e)	66	22
E-CL SA	13	35
EDP - Energias do Brasil SA	3	60
Empresa Nacional de Electricidad SA	95	140
Enea SA	3	13
Enersis SA	380	133
Federal Hydrogenerating Co. JSC - ADR	42	128
GAIL India Ltd.	12	84
GCL-Poly Energy Holdings Ltd. (e)	244	68
Glow Energy PCL	25	45
Huaneng Power International Inc.	122	65
Interconexion Electrica SA	11	64
Korea Electric Power Corp. (c)	8	182
Korea Gas Corp.	1	41
Light SA	3	42
Manila Electric Co.	11	63
NTPC Ltd.	18	55
Perusahaan Gas Negara PT	318	111
Petronas Gas Bhd	21	103
PGE SA	20	117
Power Grid Corp. of India Ltd.	29	55
Reliance Infrastructure Ltd.	3	19
Reliance Power Ltd. (c)	15	20
Tata Power Co. Ltd.	26	43
Tauron Polska Energia SA	42	65
Tenaga Nasional Bhd	78	146
Tractebel Energia SA	4	67
YTL Corp. Bhd	118	55
YTL Power International Bhd	82	46

		3,063

Total Common Stocks (cost $94,797)		88,105

PREFERRED STOCKS - 8.0%

CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SA	72	302
Hyundai Motor Co.	1	28
Hyundai Motor Co. Ltd.	1	75
Lojas Americanas SA	10	74

		479

CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3	111

	Shares/Par (p)	Value
ENERGY - 1.5%
Petroleo Brasileiro SA	125	1,440

FINANCIALS - 2.8%
Banco Bradesco SA	57	938
Banco do Estado do Rio Grande do Sul	5	50
BanColombia SA	8	118
Grupo Aval Acciones y Valores	54	35
Itau Unibanco Holding SA	68	1,234
Itausa - Investimentos Itau SA	69	414

		2,789

INDUSTRIALS - 0.0%
Gol Linhas Aereas Inteligentes SA	3	17
TAM SA	2	31

		48

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	1	353

MATERIALS - 1.9%
Braskem SA	6	44
Gerdau SA	25	196
Klabin SA	17	73
LG Chem Ltd.	—	16
Metalurgica Gerdau SA	7	67
Sociedad Quimica y Minera de Chile SA	3	149
Suzano Papel e Celulose SA	5	16
Usinas Siderurgicas de Minas Gerais SA	14	78
Vale SA	62	1,255

		1,894

TELECOMMUNICATION SERVICES - 0.4%
Brasil Telecom SA	10	57
Tele Norte Leste Participacoes SA	8	74
Telefonica Brasil SA	9	251

		382

UTILITIES - 0.4%
AES Tiete SA	3	36
Centrais Eletricas Brasileiras SA	7	102
Cia de Transmissao de Energia Electrica Paulista	1	22
Cia Energetica de Sao Paulo	5	83
Cia Paranaense de Energia	3	56
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	4	71

		370

Total Preferred Stocks (cost $8,307)		7,866

RIGHTS - 0.0%
Gol Linhas Aereas Inteligentes SA (c)	—	—

Total Rights (cost $0)		—

INVESTMENT COMPANIES - 1.8%
Vanguard Emerging Markets Vipers	47	1,809

Total Investment Companies (cost $1,801)		1,809

SHORT TERM INVESTMENTS - 4.0%

Investment Company - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	1,868	1,868

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	1,988	1,988

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.01%, 03/08/12 (o)	$115	115

Total Short Term Investments (cost $3,971)		3,971

Total Investments - 103.1% (cost $108,876)		101,751
Other Assets and Liabilities, Net - (3.1%)		(3,098)

Total Net Assets - 100.0%		$98,653

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 16.3%
Abercrombie & Fitch Co. - Class A	19	$949
Carnival Corp.	258	8,412
Grupo Televisa SA - GDR (e)	306	6,450
Inditex SA	100	8,230
Kingfisher Plc	443	1,723
Lottomatica SpA (c)	119	1,783
LVMH Moet Hennessy Louis Vuitton SA	65	9,147
McDonald’s Corp.	121	12,150
McGraw-Hill Cos. Inc.	147	6,628
PPR SA	34	4,866
Sony Corp.	175	3,149
Tiffany & Co.	149	9,888
Tod’s SpA (e)	53	4,328
Walt Disney Co.	253	9,498
Wire & Wireless India Ltd. (c)	217	24
Zee Entertainment Enterprises Ltd.	944	2,096
Zee Learn Ltd. (c)	68	15

		89,336

CONSUMER STAPLES - 9.6%
Carlsberg A/S	46	3,249
Cia de Bebidas das Americas - ADR	200	7,234
Colgate-Palmolive Co.	109	10,078
E-Mart Co. Ltd. (c)	14	3,451
Fomento Economico Mexicano SAB de CV	1,272	8,893
Grupo Modelo SAB de CV	548	3,455
Nestle SA	124	7,110
Unilever Plc	266	8,932

		52,402

ENERGY - 3.9%
Technip SA (e)	96	9,049
Total SA (e)	126	6,432
Transocean Ltd.	12	476
Transocean Ltd.	104	3,975
YPF SA - ADR	38	1,314

		21,246

FINANCIALS - 12.8%
AFLAC Inc.	113	4,867
Allianz SE	74	7,114
Banco Bilbao Vizcaya Argentaria SA	778	6,727
BM&F Bovespa SA	1,011	5,311
Credit Suisse Group AG (c)	291	6,826
Dai-Ichi Life Insurance Co. Ltd.	5	4,875
DLF Ltd.	561	1,935
Fidelity National Financial Inc. - Class A	190	3,034
Goldman Sachs Group Inc.	60	5,439
Investor AB - Class B	293	5,469
Itau Unibanco Holding SA - ADR	134	2,480
Societe Generale - Class A	66	1,480

	Shares/Par (p)	Value
Sumitomo Mitsui Financial Group Inc.	152	4,223
UBS AG (c)	629	7,488
XL Group Plc - Class A	161	3,189

		70,457

HEALTH CARE - 10.4%
Aetna Inc.	242	10,225
Allergan Inc.	24	2,123
Amgen Inc.	82	5,264
Amylin Pharmaceuticals Inc. (c)	257	2,924
Bayer AG	103	6,567
Gilead Sciences Inc. (c)	69	2,824
Mitsubishi Tanabe Pharma Corp.	191	3,016
Roche Holding AG	24	4,101
Theravance Inc. (c) (e)	138	3,049
WellPoint Inc.	152	10,069
Zimmer Holdings Inc.	127	6,762

		56,924

INDUSTRIALS - 12.3%
3M Co.	91	7,450
All America Latina Logistica SA	157	780
Assa Abloy AB	347	8,710
Embraer SA - ADR	207	5,226
Emerson Electric Co.	106	4,929
European Aeronautic Defence & Space Co. NV	333	10,407
Fanuc Ltd.	27	4,117
Koninklijke Philips Electronics NV	194	4,095
Multiplus SA	58	1,001
Nidec Corp.	48	4,181
Prysmian SPA	160	1,991
Siemens AG	150	14,327

		67,214

INFORMATION TECHNOLOGY - 28.3%
Adobe Systems Inc. (c)	232	6,572
Altera Corp.	328	12,166
Automatic Data Processing Inc.	98	5,288
Corning Inc.	323	4,194
eBay Inc. (c)	570	17,294
Google Inc. (c)	12	7,525
Hoya Corp.	159	3,418
Infosys Technologies Ltd.	129	6,741
Intuit Inc.	220	11,566
Juniper Networks Inc. (c)	295	6,015
Keyence Corp.	23	5,475
Kyocera Corp.	40	3,193
Maxim Integrated Products Inc.	338	8,807
Microsoft Corp.	329	8,535
Murata Manufacturing Co. Ltd.	127	6,515
Nintendo Co. Ltd.	14	1,983
SAP AG	210	11,120
Taiwan Semiconductor Manufacturing Co. Ltd.	2,681	6,711
Telefonaktiebolaget LM Ericsson	2,125	21,733

		154,851

MATERIALS - 0.8%
Linde AG	29	4,280

TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	1	7,171

UTILITIES - 0.7%
Fortum Oyj	186	3,962

Total Common Stocks (cost $538,884)		527,843

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	180	8,509

Total Preferred Stocks (cost $8,125)		8,509

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	10,377	10,377

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,829	5,829
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	333	324

		6,153

Total Short Term Investments (cost $16,538)		16,530

Total Investments - 101.0% (cost $563,547)		552,882
Other Assets and Liabilities, Net - (1.0%)		(5,521)

Total Net Assets - 100.0%		$547,361

JNL/PAM Asia ex-Japan Fund

COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 5.5%
Genting Malaysia Bhd	1,000	$1,208
GOME Electrical Appliances Holdings Ltd.	1,981	459
Hankook Tire Co. Ltd.	48	1,905
Hyundai Motor Co.	1	95
Parkson Retail Group Ltd.	134	164
SJM Holdings Ltd.	675	1,102
Tata Motors Ltd.	644	1,053

		5,986

CONSUMER STAPLES - 3.6%
E-Mart Co. Ltd. (c)	9	2,178
Hengan International Group Co. Ltd.	108	1,010
Salim Ivomas Pratama Tbk PT (c)	5,857	743

		3,931

ENERGY - 6.9%
Banpu Public Co. Ltd.	22	372
Cairn India Ltd. (c)	167	987
China Shenhua Energy Co. Ltd. (e)	259	1,122
CNOOC Ltd. (e)	1,826	3,193
GS Holdings Corp.	30	1,327
Indika Energy Tbk PT	1,899	455

		7,456

FINANCIALS - 32.9%
AMMB Holdings Bhd	391	733
Bangkok Bank PCL	514	2,670
Bank of China Ltd.	9,736	3,585
Bank Rakyat Indonesia Persero Tbk PT	1,018	758
BOC Hong Kong Holdings Ltd.	790	1,872
Bumi Serpong Damai PT	7,467	807
Cheung Kong Holdings Ltd.	144	1,713
China Construction Bank Corp.	4,862	3,393
China Pacific Insurance Group Co. Ltd.	881	2,508
China Resources Land Ltd. (e)	648	1,041
Chinatrust Financial Holding Co. Ltd.	2,136	1,333

	Shares/Par (p)	Value
DBS Group Holdings Ltd.	292	2,595
Federal Bank Ltd.	92	582
Hana Financial Group Inc.	80	2,480
Hang Seng Bank Ltd.	5	58
Henderson Land Development Co. Ltd.	113	561
ICICI Bank Ltd.	130	1,682
KB Financial Group Inc.	50	1,591
LIC Housing Finances Ltd.	196	819
Longfor Properties Co. Ltd. (e)	632	714
Mahindra & Mahindra Financial Services Ltd.	85	981
Metropolitan Bank & Trust Co.	337	524
Perennial China Retail Trust (c)	2,660	974
Sino Land Co.	250	356
Wharf Holdings Ltd.	331	1,495

		35,825

HEALTH CARE - 1.3%
Ranbaxy Laboratories Ltd.	185	1,412

INDUSTRIALS - 10.8%
China Merchants Holdings International Co. Ltd. (e)	46	134
China Shipping Development Co. Ltd.	1,446	903
COSCO Pacific Ltd.	1,394	1,628
Hutchison Whampoa Ltd.	252	2,111
Hyundai Engineering & Construction Co. Ltd.	49	2,988
S1 Corp.	19	958
SembCorp Industries Ltd.	861	2,688
Voltas Ltd.	249	344

		11,754

INFORMATION TECHNOLOGY - 20.0%
AAC Technologies Holdings Inc.	850	1,909
Chimei Innolux Corp. (c)	2,981	1,201
Delta Electronics Inc.	384	913
HON HAI Precision Industry Co. Ltd.	933	2,554
HTC Corp.	86	1,416
Largan Precision Co. Ltd.	55	1,028
Mphasis Ltd.	154	870
Samsung Electronics Co. Ltd.	6	5,884
Shanda Games Ltd. - ADR (e)	256	1,001
Taiwan Semiconductor Manufacturing Co. Ltd.	1,361	3,406
Wistron Corp.	1,229	1,557

		21,739

MATERIALS - 8.6%
China Resources Cement Holdings Ltd. (e)	2,220	1,655
China Shanshui Cement Group Ltd.	1,501	999
Hindalco Industries Ltd.	694	1,514
Huabao International Holdings Ltd. (e)	2,264	1,157
POSCO Inc.	3	1,051
Taiwan Fertilizer Co. Ltd.	672	1,565
Xingda International Holdings Ltd.	3,114	1,403

		9,344

TELECOMMUNICATION SERVICES - 6.1%
Axiata Group Bhd	1,415	2,294
Bharti Airtel Ltd.	101	655
China Mobile Ltd.	154	1,500
KT Corp.	29	893
Telekomunikasi Indonesia Tbk PT	1,675	1,302

		6,644

UTILITIES - 2.3%
China Resources Power Holdings Co. Ltd.	558	1,076

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Korea Electric Power Corp. (c)	63	1,397

		2,473

Total Common Stocks (cost $122,322)		106,564

SHORT TERM INVESTMENTS - 5.0%

Investment Company - 0.8%
JNL Money Market Fund, 0.02% (a) (h)	867	867

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	4,508	4,508
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	15	15

		4,523

Total Short Term Investments (cost $5,390)		5,390

Total Investments - 103.0% (cost $127,712)		111,954
Other Assets and Liabilities, Net - (3.0%)		(3,254)

Total Net Assets - 100.0%		$108,700

JNL/PPM America Floating Rate Income Fund

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 2.1%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$688
Cablevision Systems Corp., 8.63%, 09/15/17	1,000	1,108
Delphi Corp., 6.13%, 05/15/21 (r)	1,000	1,030
Ford Motor Co., 7.45%, 07/16/31	1,000	1,200
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	836
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,021
MGM Resorts International, 11.13%, 11/15/17	1,000	1,140
Sally Holdings LLC, 6.88%, 11/15/19 (r)	137	143
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,015
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,110

		9,291

ENERGY - 1.2%
El Paso Corp., 7.80%, 08/01/31	1,000	1,153
Linn Energy LLC, 8.63%, 04/15/20	1,000	1,085
Peabody Energy Corp., 6.00%, 11/15/18 (r)	714	728
SM Energy Co., 6.50%, 11/15/21 (r)	548	564
Tesoro Corp., 6.50%, 06/01/17	1,000	1,025
WPX Energy Inc., 6.00%, 01/15/22 (r)	1,000	1,024

		5,579

FINANCIALS - 1.1%
CIT Group Inc., 7.00%, 05/02/17 (r)	1,000	999
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,042
International Lease Finance Corp., 6.25%, 05/15/19	1,000	924
Reynolds Group Issuer Inc., 8.75%, 10/15/16 (r)	1,000	1,052
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	1,000	1,013

		5,030

HEALTH CARE - 0.5%
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22	1,000	1,064

	Shares/Par (p)	Value
HCA Inc., 8.50%, 04/15/19	1,000	1,095

		2,159

INDUSTRIALS - 0.8%
BE Aerospace Inc., 8.50%, 07/01/18	1,000	1,095
DynCorp International Inc., 10.38%, 07/01/17	1,000	870
L-3 Communications Corp., 6.38%, 10/15/15	486	498
United Rentals North America Inc., 8.38%, 09/15/20	1,000	975

		3,438

INFORMATION TECHNOLOGY - 0.2%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,036

MATERIALS - 0.4%
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	795
LyondellBasell Industries NV, 6.00%, 11/15/21 (r)	236	245
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	760

		1,800

TELECOMMUNICATION SERVICES - 0.6%
EH Holding Corp., 7.63%, 06/15/21 (r)	1,000	1,050
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,040
Sprint Capital Corp., 6.88%, 11/15/28	1,000	714

		2,804

UTILITIES - 0.7%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,077
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,050
Puget Energy Inc., 6.00%, 09/01/21	778	805

		2,932

Total Corporate Bonds and Notes (cost $34,626)		34,069

VARIABLE RATE SENIOR LOAN INTERESTS - 86.5% (i)

CONSUMER DISCRETIONARY - 25.0%
Acosta Inc. Term Loan, 4.80%, 02/22/18	2,388	2,328
Advantage Sales & Marketing 1st Lien Term Loan, 5.21%, 12/17/17	1,985	1,950
Affinion Group Replacement Term Loan, 5.01%, 10/10/16	1,985	1,768
Allison Transmission Inc. Term Loan
2.79%, 08/07/14	86	83
3.01%, 08/07/14	1,034	1,006
3.01%, 08/07/14	782	761
AMC Entertainment Inc. Term Loan, 3.96%, 12/15/16	1,979	1,932
AMC Networks Term Loan B, 4.07%, 12/30/18	2,494	2,452
Ameristar Casinos Term Loan B, 4.09%, 04/14/18	249	248
Amscan Holdings Inc. Term Loan
6.75%, 12/02/17	334	332
6.75%, 12/02/17	337	334
6.75%, 12/02/17	329	327
ARAMARK Corp. Extended Term Loan
3.39%, 01/26/14	123	120
3.59%, 07/26/16	1,877	1,828
Atlantic Broadband Term Loan B, 3.99%, 03/08/16	2,330	2,278
Autoparts Holdings Ltd. 1st Lien Term Loan
6.66%, 07/29/17	743	741
6.66%, 07/29/17	1,457	1,454
AutoTrader.com Inc. Term Loan B, 4.06%, 12/15/16	1,488	1,485

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Bass Pro Group, LLC Term Loan B
5.25%, 06/13/17	1,000	987
5.47%, 06/15/17	1,494	1,474
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,500	1,479
Burger King Corp. Term Loan B, 4.50%, 10/19/16	1,980	1,940
Carmike Cinemas Inc. Initial Term Loan, 5.25%, 01/27/16	888	878
Cedar Fair LP U.S.Term Loan I, 3.98%, 12/15/17	1,959	1,954
Cequel Communications LLC 1st Lien Term Loan, 2.23%, 11/05/13	1,984	1,957
Charter Communications Operating LLC Term Loan, 3.63%, 09/06/16	1,985	1,937
Clarke American Corp. Term Loan B
5.50%, 06/30/14	414	349
5.51%, 06/30/14	630	531
5.51%, 06/30/14	403	340
5.52%, 06/30/14	244	205
5.52%, 06/30/14	294	247
Cumulus Media Inc. Term Loan
5.86%, 07/31/18	650	636
7.72%, 07/31/18	1,350	1,322
Delphi Automotive LLC Term Loan B, 3.59%, 03/31/17	325	324
DineEquity Inc. Term Loan B-1, 4.31%, 10/19/17	613	604
Dollar General Corp. Term Loan B-1, 3.26%, 07/06/14	551	550
Dollar General Corp. Term Loan B-2, 2.87%, 07/06/14	419	418
Dollar General Corp. Term Loan B-3, 3.27%, 07/06/14	419	418
Dollar General Corp. Term Loan B-4, 3.26%, 07/06/14	533	532
Dollar General Corp. Term Loan B-5, 2.86%, 07/06/14	78	78
FoxCo Acquisition Sub LLC Term Loan B, 4.84%, 07/14/15	2,323	2,265
FTD Group Inc. Term Loan, 4.88%, 06/10/18	1,995	1,945
GNC Corp. Term Loan B, 4.30%, 03/04/18	1,170	1,147
Goodyear Engineered Products Delayed Draw Term Loan, 4.62%, 07/31/14	124	115
Goodyear Engineered Products Term Loan B, 4.87%, 07/31/14	1,860	1,721
Gymboree Corp. 1st Lien Term Loan, 5.35%, 02/23/18	2,104	1,867
Harbor Freight Tools USA Term Loan B, 6.48%, 12/17/17	1,969	1,954
Hargray 1st Lien Term Loan B
2.52%, 06/29/14	234	220
2.72%, 06/29/14	40	38
2.72%, 06/29/14	726	682
Harrahs Operating Co. Extended Term Loan B
5.33%, 01/28/18	918	753
5.34%, 01/28/18	82	67
Hupah Finance Inc. 1st Lien Term Loan, 5.58%, 12/30/19	1,250	1,242
Isle of Capri Casinos Inc. Term Loan B
4.79%, 03/22/17	85	84
4.80%, 03/22/17	1,893	1,875
J. Crew Group Inc. Term Loan
4.82%, 03/07/17	1,044	978
4.82%, 03/07/17	349	327

	Shares/Par (p)	Value
Jarden Corporation Term Loan B, 3.26%, 01/31/17	1,966	1,966
JRD Holdings Inc. Term Loan B, 2.47%, 07/02/14	1,866	1,836
Knology Inc. Term Loan B, 4.04%, 08/28/17	2,384	2,321
Las Vegas Sands LLC Extended Term Loan B, 3.25%, 11/23/16	1,653	1,582
Las Vegas Sands LLC Delayed Draw Term Loan, 3.15%, 11/23/16	332	318
LIN Television Corp. Term Loan B, 5.00%, 12/31/18	750	747
Live Nation Entertainment Inc. Term Loan B, 4.46%, 11/05/16	1,985	1,966
Michaels Stores Extended Term Loan B-2
4.79%, 07/31/16	690	678
4.79%, 07/31/16	483	475
4.92%, 07/31/16	523	514
4.92%, 07/31/16	304	298
NDS Treasury LLC Term Loan B, 4.12%, 03/18/18	834	810
Neiman Marcus Group Senior Term Loan, 4.88%, 05/16/18	2,000	1,925
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.50%, 06/14/14	69	65
2.50%, 06/14/14	19	18
OSI Restaurant Partners LLC Term Loan B, 3.58%, 06/14/14	897	846
Penn National Gaming Inc. Term Loan B
3.80%, 07/16/12	2,475	2,480
3.80%, 07/14/18	19	19
PETCO Animal Supplies Inc. New Term Loan, 4.56%, 11/25/17	1,782	1,733
Pilot Travel Centers LLC Term Loan B, 4.37%, 03/30/18	1,948	1,946
Regal Cinemas Corp. Term Loan, 3.42%, 08/23/17	1,940	1,920
Reynolds Group Holdings Term Loan E
6.58%, 02/09/18	579	575
6.58%, 02/09/18	994	987
6.58%, 02/09/18	1,113	1,105
Roundy’s Inc. Extended Term Loan
6.65%, 11/03/13	749	746
6.65%, 11/03/13	72	72
6.65%, 11/03/13	36	35
6.66%, 11/03/13	1,128	1,124
Sabre Inc. Term Loan
4.44%, 09/30/14	362	298
4.67%, 09/30/14	628	518
Sally Holdings LLC Term Loan B
2.63%, 11/16/13	711	709
2.63%, 11/16/13	941	937
Savers Inc. Term Loan, 4.23%, 03/04/17	1,860	1,824
ServiceMaster Co. Delayed Draw Term Loan, 3.89%, 07/24/14	180	171
ServiceMaster Co. Term Loan
3.61%, 07/24/14	686	653
3.61%, 07/24/14	727	692
3.70%, 07/24/14	391	372
Sinclair Television Group Inc. Term Loan B-2, 3.58%, 10/29/16	725	721
Sinclair Television Group Inc. Term Loan B-3, 3.58%, 10/29/16	776	772
Springs Window Fashions LLC Term Loan B, 6.37%, 05/31/17	1,481	1,437
Tenneco Inc. Term Loan B, 4.53%, 06/03/16	1,985	1,978

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Univision Communications First Lien Term Loan, 5.00%, 03/31/17	1,974	1,754
UPC Financing Partnership Term Loan X, 3.71%, 12/31/17	1,897	1,807
Visant Holding Corp. Term Loan B, 5.31%, 12/22/16	2,261	2,115
Warnaco Inc. Term Loan B, 3.81%, 06/17/18	498	494
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.44%, 06/30/14	198	189
2.44%, 06/30/14	794	754
Weather Channel Term Loan
4.25%, 02/11/17	997	993
4.29%, 02/11/17	993	988
Wendy’s/Arby’s Restaurants, LLC Term Loan, 4.88%, 05/24/17	1,886	1,881
WideOpenWest Finance LLC 1st Lien New Term Loan, 4.75%, 06/28/14	—	—
WideOpenWest Finance LLC New Term Loan A
6.94%, 06/28/14	1,987	1,899
9.12%, 06/28/14	—	—
Windsor Quality Food Co. Ltd. Term Loan B, 5.15%, 02/09/17	675	630

		111,560

CONSUMER STAPLES - 3.3%
Darling International Term Loan, 5.75%, 12/17/16	200	200
Del Monte New Term Loan B, 4.55%, 02/16/18	1,993	1,888
Dole Food Co. Inc. Term Loan B-2, 6.09%, 07/08/18	808	803
Dole Food Co. Inc. Term Loan C-2, 5.09%, 07/08/18	1,500	1,491
Dunkin Brands Inc. Term Loan B-2, 3.82%, 11/23/17	1,959	1,925
Michael Foods Group Inc. Term Loan B, 4.37%, 02/25/18	1,697	1,675
NBTY Inc. Term Loan B-1, 4.30%, 10/01/17	2,285	2,257
Spectrum Brands Inc. Term Loan
5.07%, 06/17/16	418	417
5.07%, 06/17/16	352	352
SUPERVALU Inc. Term Loan B-2, 3.77%, 10/05/15	2,120	2,051
Wm. Bolthouse Farms Inc. Term Loan B, 5.45%, 02/11/16	1,850	1,841

		14,900

ENERGY - 2.0%
EquiPower Resources Holdings LLC Term Loan B, 5.95%, 01/26/18	1,927	1,812
Gibson Energy Corp. Term Loan, 5.88%, 06/15/18	2,244	2,235
Helix Energy Solutions Group Extended Term Loan
3.89%, 07/01/16	1,094	1,075
3.89%, 07/01/16	311	306
3.90%, 07/01/16	552	543
Hercules Offshore Term Loan, 7.50%, 07/11/13	956	933
Oxbow Carbon LLC Term Loan B-1
3.82%, 05/08/16	64	62
3.86%, 05/08/16	1,851	1,795

		8,761

FINANCIALS - 7.8%
Altegrity Inc. Term Loan, 3.11%, 02/21/15	1,592	1,472

	Shares/Par (p)	Value
AmWINS Group Inc. 1st Lien Term Loan
6.50%, 06/08/13	413	401
6.50%, 06/08/13	578	561
Asurion LLC 1st Lien Term Loan
5.69%, 06/01/18	26	25
5.70%, 06/01/18	682	667
Asurion LLC Term Loan
5.70%, 06/01/18	841	823
5.70%, 06/01/18	341	334
Capital Automotive LLC Term Loan B, 5.15%, 03/15/17	2,345	2,292
CB Richard Ellis Services Inc. Term Loan C, 3.58%, 03/04/18	1,117	1,091
CB Richard Ellis Services Inc. Term Loan D, 3.80%, 03/04/18	1,117	1,091
CNO Financial Group, Inc. Term Loan, 6.30%, 09/30/16	1,713	1,706
Fifth Third Processing Solutions LLC Term Loan B-1, 4.53%, 11/03/16	1,987	1,979
First American Payment Systems Term Loan
6.63%, 10/28/16	330	326
6.69%, 10/28/16	607	600
Goodman Global Inc. Initial Term Loan, 5.68%, 10/28/16	2,799	2,794
HarbourVest Partners, LP 1st Lien Term Loan
5.84%, 12/25/16	—	—
6.11%, 12/25/16	882	879
Hub International Holdings, Inc. Delayed Draw Term Loan
2.75%, 06/13/14	176	168
2.75%, 06/13/14	83	79
2.75%, 06/13/14	105	100
Hub International Holdings, Inc. Term Loan B, 2.75%, 06/13/14	1,620	1,545
iPayment Inc. Term Loan B, 5.90%, 05/08/17	721	709
KIK Custom Products Inc. Canadian Term Loan, 2.50%, 05/31/14	145	123
KIK Custom Products Inc. U.S. Term Loan, 2.50%, 05/31/14	847	720
Mondrian Investment Partners Ltd. Term Loan B, 5.81%, 07/12/18	1,491	1,484
Nielsen Finance LLC Term Loan C, 3.49%, 05/02/16	1,980	1,933
Nuveen Investments Inc. Extended Term Loan
6.10%, 05/13/17	368	353
6.22%, 05/13/17	1,632	1,565
Realogy Corp. Extended Term Loan
5.19%, 10/10/16	87	78
5.45%, 10/10/16	615	547
RPI Finance Trust Term Loan 2, 4.12%, 05/09/18	2,244	2,233
Sedgwick CMS Holdings Term Loan B-1, 5.07%, 12/31/16	516	505
Springleaf Finance Corp. Term Loan, 5.65%, 05/06/17	2,000	1,737
TransUnion LLC Term Loan, 4.83%, 02/11/18	1,990	1,981
West Corp. Term Loan B-4
4.54%, 07/15/16	439	436
4.58%, 07/15/16	295	292
4.63%, 07/15/16	258	256
West Corp. Term Loan B-5, 4.63%, 07/15/16	360	357
West Corp. Term Loan B-6, 4.54%, 07/15/16	225	223
West Corp. Term Loan B-7, 4.58%, 07/15/16	408	404

		34,869

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
HEALTH CARE - 13.5%
Alere Inc. Term Loan B, 4.58%, 06/30/17	2,000	1,954
Ardent Medical Services Inc. Term Loan B, 6.50%, 09/15/15	2,000	1,974
Axcan Intermediate Holdings Inc. Term Loan
5.58%, 02/11/17	333	318
5.59%, 02/11/17	1,458	1,393
5.60%, 02/11/17	194	185
Carestream Health Inc. Term Loan, 5.14%, 02/23/17	1,950	1,745
Community Health Systems Delayed Draw Term Loan, 1.47%, 07/25/14	97	94
Community Health Systems Term Loan, 3.26%, 07/25/14	1,886	1,824
Convatec Inc. Dollar Term Loan, 5.60%, 12/22/16	1,985	1,961
Da Vita Inc. Term Loan B, 4.24%, 10/20/16	1,985	1,984
Emdeon Business Services LLC Term Loan
6.75%, 10/31/18	221	222
6.75%, 10/31/18	846	851
6.75%, 10/31/18	349	352
6.75%, 10/31/18	34	35
6.75%, 10/31/18	50	51
Emergency Medical Services Corp. Term Loan, 5.38%, 05/05/18	498	483
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.06%, 06/15/18	626	625
Fenwal Inc. 1st Lien Term Loan B, 2.57%, 02/28/14	841	783
Fenwal Inc. Delayed Draw Term Loan, 2.57%, 02/28/14	144	134
Gentiva Health Services Inc. Term Loan B-1, 4.79%, 08/17/16	1,846	1,645
Golden Living Communities Term Loan B, 5.19%, 04/28/18	1,992	1,733
Grifols Inc. Term Loan B, 5.76%, 11/23/16	998	994
HCA Inc. Term Loan B-3, 3.68%, 05/01/18	2,000	1,891
HCR ManorCare Inc. Term Loan, 5.19%, 03/18/18	1,990	1,818
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	2,000	1,988
Iasis Healthcare Corp. Term Loan B, 5.13%, 05/05/18	1,985	1,912
IMS Health Inc. Dollar Term Loan B
4.48%, 08/26/17	474	472
4.50%, 08/26/17	142	142
4.50%, 08/26/17	548	546
Inventiv Health Inc. Term Loan B, 6.24%, 08/02/16	1,985	1,896
Kindred Healthcare Inc. Term Loan, 5.37%, 03/04/18	1,971	1,829
Kinetic Concepts Inc. Term Loan B, 7.00%, 10/20/18	750	756
Multiplan Inc. Term Loan, 4.73%, 08/26/17	1,895	1,799
PTS Acquisition Corp. Dollar Term Loan, 3.51%, 04/13/14	1,984	1,900
Quintiles Transnational Corp. Term Loan B, 5.19%, 06/08/18	2,494	2,440
Radnet Management Inc. Term Loan B, 5.79%, 04/06/16	1,985	1,877
Renal Advantage Holdings Term Loan B, 5.53%, 12/17/16	1,985	1,981
Select Medical Corp. Term Loan B, 5.70%, 06/01/18	2,244	2,131

	Shares/Par (p)	Value
Surgical Care Affiliates LLC Extended Term Loan, 4.98%, 06/30/16	982	884
Surgical Care Affiliates LLC Incremental Term Loan B, 5.70%, 06/30/18	498	443
Team Health Inc. Term Loan B, 3.81%, 06/29/18	1,493	1,429
The TriZetto Group Inc. Term Loan, 4.86%, 05/02/18	2,494	2,446
Universal Health Services Term Loan B, 4.00%, 11/15/16	1,743	1,735
Valitas Health Services Inc. Term Loan B, 5.90%, 06/03/17	2,494	2,382
Vanguard Health Systems Term Loan B, 4.86%, 01/29/16	1,985	1,952
Warner Chilcott Co. LLC Term Loan B-2, 4.31%, 03/15/18	524	516
Warner Chilcott Co. LLC Term Loan B-3, 4.31%, 03/15/18	721	709
Warner Chilcott Corp. Term Loan B-1, 4.31%, 03/15/18	1,048	1,032

		60,246

INDUSTRIALS - 10.5%
BakerCorp Term Loan, 5.13%, 05/25/18	998	986
Bombardier Recreational Products Term Loan B
2.75%, 06/28/13	878	853
2.75%, 06/28/13	1,113	1,082
Brickman Group Holdings Term Loan B, 7.09%, 10/14/16	1,985	1,983
Capsugel Holdings US Inc. Term Loan
5.38%, 06/29/12	995	995
5.33%, 08/01/18	5	5
Colfax Corp. Term Loan B, 4.08%, 09/12/18	500	500
DigitalGlobe Inc. Term Loan, 5.75%, 10/12/18	1,000	980
Ducommun Inc. Term Loan B, 5.72%, 06/24/17	1,496	1,466
Dyncorp International Inc. Term Loan, 6.11%, 07/07/16	1,644	1,609
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,096	2,043
Edwards Ltd. Extended Term Loan, 5.59%, 05/31/16	993	933
Edwards Ltd. Incremental Term Loan, 5.63%, 05/31/16	993	933
EnergySolutions LLC Term Loan B, 6.03%, 08/10/16	1,945	1,908
Hertz Corp. Term Loan B, 3.80%, 03/09/18	1,388	1,360
Huntington Ingalls Industries Inc. Term Loan A
2.75%, 03/11/16	67	66
2.75%, 03/11/16	223	217
2.75%, 03/11/16	334	325
3.06%, 03/11/16	—	—
Kar Holdings Inc. Term Loan, 5.14%, 06/15/17	1,988	1,957
Manitowoc Company Inc. Term Loan B, 4.38%, 11/12/17	1,496	1,461
Metaldyne LLC Term Loan, 5.32%, 05/18/18	1,990	1,958
Nortek Inc. Incremental Term Loan, 5.37%, 04/26/17	1,493	1,454
Novelis Inc. Term Loan, 3.78%, 03/10/17	1,990	1,953
Polypore Inc. Incremental Term Loan, 2.15%, 07/03/14	1,984	1,929
RBS Global & Rexnord LLC Term Loan B
2.75%, 07/19/13	702	690
2.88%, 07/19/13	1,298	1,277
Sensata Technologies BV Term Loan B, 4.08%, 05/12/18	1,988	1,963

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.89%, 05/09/17	1,244	1,229
Sequa Corp. Incremental Term Loan, 7.00%, 12/03/14	250	252
Swift Transportation Co. Inc. Term Loan, 5.94%, 12/21/16	1,747	1,742
TASC Inc. Term Loan B, 4.51%, 05/04/17	2,155	2,141
TransDigm Inc. Term Loan
4.00%, 02/14/17	1,000	991
4.00%, 02/14/17	1,000	991
4.00%, 02/14/17	552	547
Transtar Industries Inc. 1st Lien Term Loan, 4.47%, 12/17/16	1,985	1,940
TriMas Corp. Term Loan
4.38%, 06/21/17	278	275
4.38%, 06/21/17	221	219
UCI International Inc. Term Loan, 5.44%, 03/23/17	1,985	1,984
Unifrax I LLC Term Loan Dollar Commitment, 7.00%, 11/23/18	500	501
ValleyCrest Companies LLC Term Loan A, 6.59%, 10/04/16	992	943

		46,641

INFORMATION TECHNOLOGY - 8.9%
Aeroflex Inc. Term Loan, 4.35%, 05/06/18	1,993	1,878
Attachmate Corp. Term Loan, 6.74%, 03/04/17	840	819
AVG Technologies NV Term Loan, 7.95%, 03/15/16	1,700	1,589
CommScope Inc. Term Loan
5.12%, 01/14/18	2,255	2,233
5.12%, 01/14/18	238	236
DG FastChannel Inc. Term Loan B, 5.95%, 07/31/18	2,195	2,147
Epicor Software Corp. Term Loan B, 5.19%, 05/15/18	2,494	2,339
Fidelity National Information Solutions Inc. New Term Loan B, 4.25%, 07/18/16	1,375	1,372
First Data Corp. Term Loan, 5.37%, 03/24/18	1,697	1,416
First Data Corp. Term Loan B-3, 4.74%, 09/24/14	181	151
Freescale Semiconductor Inc. Term Loan B, 4.70%, 12/01/16	1,971	1,881
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	1,000	999
Information Resources Inc. Term Loan B, 5.00%, 11/16/17	998	987
Kronos Inc. Incremental Term Loan, 6.25%, 12/27/17	1,000	995
Kronos Incorporated 1st Lien Term Loan, 2.00%, 06/11/14	992	943
Mediacom Broadband Term Loan D-2, 2.30%, 01/31/15	1,977	1,851
Microsemi Corp. Term Loan, 5.75%, 02/01/19	500	498
MoneyGram International Inc. Term Loan, 4.65%, 05/04/17	1,218	1,197
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	2,000	2,000
Nuance Communications Inc. Term Loan C, 3.40%, 03/31/16	1,992	1,975
Reynolds & Reynolds Term Loan B, 3.87%, 04/11/18	1,453	1,446
Rovi Corp. Term Loan A, 2.98%, 02/07/16	500	496
Rovi Corp. Term Loan B, 4.09%, 02/07/18	498	494
Skillsoft Plc Term Loan C, 6.50%, 05/19/17	1,247	1,235
SourceHOV Inc. Term Loan B, 7.21%, 04/29/17	1,496	1,245

	Shares/Par (p)	Value
SunGard Data Systems Inc. Term Loan B, 3.98%, 02/28/16	2,000	1,954
Transaction Network Services 1st Lien Term Loan, 5.94%, 11/18/15	1,591	1,578
Transaction Network Services New Term Loan 1, 5.94%, 11/18/15	301	299
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	750	746
Verint Systems Inc. Term Loan, 4.64%, 04/29/17	2,488	2,463

		39,462

MATERIALS - 8.6%
Ashland Inc. Term Loan B, 3.75%, 07/12/18	997	998
AZ Chem U.S. Inc. Term Loan, 6.33%, 12/19/17	1,000	993
Berry Plastics Corp. Term Loan, 3.21%, 04/03/15	2,315	2,204
BWAY Holding Corp. Replacement Term Loan B
4.37%, 02/23/18	88	87
4.37%, 02/23/18	1,604	1,578
4.37%, 02/23/18	138	136
4.39%, 02/23/18	18	18
Fairmount Minerals Ltd. Term Loan B, 5.33%, 03/15/15	2,302	2,288
General Chemical Holding New Term Loan B
4.55%, 10/06/15	1,849	1,833
5.31%, 10/06/15	4	4
Graphic Packaging International, Inc. Term Loan
2.30%, 05/16/14	162	161
2.30%, 05/16/14	357	354
2.30%, 05/16/14	162	161
2.30%, 05/16/14	125	124
2.30%, 05/16/14	34	33
2.30%, 05/16/14	408	405
Hexion US Term Loan C-1B, 4.19%, 05/05/15	2,076	2,002
Hexion US Term Loan C-2B, 4.31%, 05/05/15	882	851
Houghton International Inc. Term B1, 6.84%, 01/31/16	1,981	1,967
Huntsman International LLC Term Loan C
1.55%, 06/30/16	53	51
2.48%, 06/30/16	1,947	1,851
JMC Steel Group Inc. Term Loan
4.75%, 04/01/17	3	2
4.89%, 04/01/17	1,644	1,624
NewPage Corp. Term Loan, 8.00%, 03/07/13	1,000	1,006
OM Group Inc. Term Loan B, 5.86%, 08/02/17	2,825	2,797
OMNOVA Solutions Inc. Term Loan, 5.60%, 04/25/17	1,980	1,940
Pelican Products Inc. Term Loan, 5.07%, 03/07/17	556	548
PolyOne Corp. Term Loan B
5.00%, 11/15/17	1,000	999
5.00%, 11/15/17	500	500
Rock-Tenn Company Term Loan B, 3.55%, 05/27/18	1,478	1,476
Sealed Air Corp. Term Loan, 4.75%, 10/13/18	494	498
Solutia Inc. Term Loan 1, 3.55%, 08/01/17	2,073	2,069
Styron S.A.R.L. LLC Term Loan B, 6.07%, 08/02/17	2,982	2,571
Univar Inc. Term Loan B, 5.03%, 06/30/17	1,821	1,751
Walter Energy Inc. Term Loan B
4.08%, 03/04/18	454	449
4.09%, 03/04/18	667	660
4.09%, 03/04/18	655	648
4.09%, 03/04/18	234	231

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
4.00%, 04/01/18	213	210

		38,078

TELECOMMUNICATION SERVICES - 4.4%
Alaska Communications Inc. Term Loan, 5.42%, 10/21/16	1,985	1,843
Global Tel*Link Corp. Term Loan
7.00%, 12/09/17	1,906	1,869
7.00%, 12/09/17	94	93
Intelsat Jackson Holdings Term Loan B, 5.11%, 04/02/18	1,985	1,968
IPC Information Systems LLC 1st Lien Term Loan
2.50%, 05/31/14	414	384
2.50%, 05/31/14	586	543
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/18/18	2,000	1,968
nTelos Inc. Term Loan B, 4.06%, 08/07/15	1,232	1,213
SBA Senior Finance II LLC Term Loan, 3.83%, 06/30/18	995	988
Syniverse Holdings Inc. Term Loan, 5.13%, 12/21/17	1,985	1,981
Telcordia Technologies Inc. Term Loan, 6.72%, 04/30/16	1,738	1,734
Telesat LLC U.S. Term Loan I
3.23%, 10/31/14	—	—
3.27%, 10/31/14	1,818	1,791
Telesat LLC U.S. Term Loan II, 3.52%, 10/31/14	157	154
Time Warner Telecom Inc. Term Loan B-2
3.50%, 12/30/16	1,000	990
3.86%, 12/30/16	1,000	990
TowerCo Finance LLC Term Loan, 5.40%, 02/02/17	248	247
Windstream Corp. Term Loan B-2, 3.33%, 12/17/15	1,000	989

		19,745
UTILITIES - 2.5%
Aes Corp. Term Loan B, 4.27%, 06/08/18	1,980	1,971
Calpine Corp. B-2 Term Loan, 4.66%, 04/01/18	499	488
Calpine Corp. Term Loan, 4.56%, 03/07/18	990	969
GenOn Energy Inc. Term Loan B, 6.05%, 09/20/17	1,992	1,984
NRG Energy Inc. Term Loan B
4.05%, 07/01/18	1,125	1,120
4.05%, 07/01/18	870	867
SunCoke Energy Inc. Incremental Term Loan B
4.00%, 07/26/18	23	22
4.00%, 07/26/18	226	222
5.25%, 07/26/18	1	1
SunCoke Energy Inc. Term Loan B, 4.01%, 07/31/18	2,244	2,205
Texas Competitive Electric Holdings Extended Term Loan, 7.39%, 10/10/17	1,923	1,213

		11,062

Total Variable Rate Senior Loan Interests (cost $395,621)		385,324

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 7.7%
Investment Company - 7.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	34,125	34,125

Total Short Term Investments (cost $34,125)		34,125

Total Investments - 101.8% (cost $464,372)		453,518
Other Assets and Liabilities, Net - (1.8%)		(7,802)

Total Net Assets - 100.0%		$ 445,716

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.8%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,494	$1,647
American Airlines Pass-Through Trust, 10.38%, 07/02/19 (e)	1,305	1,386
Banc of America Commercial Mortgage Inc. REMIC
5.68%, 07/10/46	1,305	1,340
5.48%, 01/15/49 (i)	3,000	2,799
Bear Stearns CMBS REMIC, 5.90%, 06/11/50 (i)	359	355
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.76%, 09/11/38 (i)	1,000	784
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (e) (i)	1,905	1,874
Credit Suisse Mortgage Capital Certificates REMIC
5.42%, 02/15/39 (i)	1,085	1,101
5.42%, 02/15/39 (i)	550	483
5.34%, 12/15/39	112	102
6.12%, 09/15/40 (i)	2,000	740
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,871
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	917
7.75%, 12/17/19	1,452	1,561
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.50%, 06/12/47 (i)	2,000	1,164
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.91%, 06/12/46 (i)	515	515
United Air Lines Inc., 10.40%, 11/01/16	2,974	3,290

Total Non-U.S. Government Agency Asset- Backed Securities (cost $19,981)		22,929

CORPORATE BONDS AND NOTES - 87.0%

CONSUMER DISCRETIONARY - 21.8%
Affinion Group Holdings Inc., 11.63%, 11/15/15	5,229	4,340
Allbritton Communications Co., 8.00%, 05/15/18	2,929	2,907
Allison Transmission Inc., 7.13%, 05/15/19 (e) (r)	2,419	2,371
AMC Entertainment Inc., 9.75%, 12/01/20	5,429	5,158
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	3,983
Ameristar Casinos Inc., 7.50%, 04/15/21 (e)	4,747	4,889
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	1,545
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,088
Beazer Homes USA Inc. 9.13%, 06/15/18 (e)	1,000	688

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
9.13%, 05/15/19	6,909	4,715
Belo Corp., 7.25%, 09/15/27	3,000	2,572
Boyd Gaming Corp., 9.13%, 12/01/18 (e)	3,183	3,024
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (r)	495	515
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,108
7.75%, 04/15/18	512	543
8.00%, 04/15/20 (e)	313	336
CCH II LLC, 13.50%, 11/30/16	841	971
CCO Holdings LLC, 7.00%, 01/15/19 (e)	3,143	3,277
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	4,709	4,827
10.75%, 01/15/17 (e) (r)	1,508	1,556
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e)	820	858
Crown Media Holdings Inc., 10.50%, 07/15/19 (e)	1,800	1,894
Delphi Corp., 6.13%, 05/15/21 (e) (r)	9,098	9,371
Dollar General Corp., 11.88%, 07/15/17	1,373	1,517
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (e) (r)	5,000	4,725
Dynacast International LLC, 9.25%, 07/15/19 (r)	4,000	3,760
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,526
Ford Motor Co., 7.45%, 07/16/31 (e)	9,000	10,800
Gymboree Corp., 9.13%, 12/01/18 (e)	2,000	1,750
Hanesbrands Inc.
8.00%, 12/15/16	370	402
6.38%, 12/15/20 (e)	1,100	1,117
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	3,645
10.75%, 02/01/16 (e)	1,000	710
11.25%, 06/01/17	1,291	1,370
10.00%, 12/15/18 (e)	2,000	1,370
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,334
J.C. Penney Co. Inc.
6.88%, 10/15/15 (e)	1,000	1,060
5.65%, 06/01/20 (e)	2,488	2,438
6.38%, 10/15/36	511	427
Jarden Corp., 6.13%, 11/15/22 (e)	857	876
Kabel BW Erste Beteiligungs GmbH, 7.50%, 03/15/19 (e) (r)	5,159	5,417
Lear Corp.
7.88%, 03/15/18	1,591	1,722
8.13%, 03/15/20 (e)	955	1,051
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,080
7.63%, 05/15/20 (e)	1,812	1,851
Libbey Glass Inc., 10.00%, 02/15/15	519	555
Live Nation Entertainment Inc., 8.13%, 05/15/18 (r)	574	578
Ltd Brands Inc., 6.63%, 04/01/21 (e)	5,960	6,318
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,232
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,439
Meritage Homes Corp., 6.25%, 03/15/15	2,000	1,970
MGM Resorts International
6.75%, 04/01/13 (e)	2,600	2,616
7.63%, 01/15/17 (e)	2,925	2,786
11.38%, 03/01/18 (e)	2,000	2,200
9.00%, 03/15/20	329	364
MTR Gaming Group Inc., 11.50%, 08/01/19 (e) (r)	6,000	5,115
NCL Corp. Ltd., 9.50%, 11/15/18	920	959

	Shares/Par (p)	Value
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,368
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,060
10.50%, 12/31/49 (i)	808	832
Nielsen Finance LLC
11.50%, 05/01/16 (e)	288	330
7.75%, 10/15/18	3,019	3,261
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	4,603
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,632
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	3,125	3,352
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	347
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	6,616	6,368
QVC Inc., 7.50%, 10/01/19 (e) (r)	2,649	2,841
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,448
Reynolds Group Inc.
7.13%, 04/15/19 (r)	948	965
9.00%, 04/15/19 (e) (r)	1,538	1,461
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (e) (r)	4,000	3,540
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,762
Sally Holdings LLC, 6.88%, 11/15/19 (e) (r)	1,380	1,442
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,297
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (r)	2,583	2,686
ServiceMaster Co., 10.75%, 07/15/15 (r)	3,000	3,105
Seven Seas Cruises S. DE R.L. LLC, 9.13%, 05/15/19 (r)	3,500	3,579
Shea Homes LP, 8.63%, 05/15/19 (r)	6,338	5,926
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,130
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (r)	6,500	3,672
Sirius XM Radio Inc.
8.75%, 04/01/15 (r)	3,000	3,285
9.75%, 09/01/15 (r)	1,000	1,085
Standard Pacific Corp.
8.38%, 05/15/18 (e)	983	934
8.38%, 01/15/21 (e)	4,000	3,765
Station Casinos Inc.
6.50%, 02/01/14 (c) (d) (f)	1,000	—
6.88%, 03/01/16 (c) (d) (f)	2,175	—
6.63%, 03/15/18 (c) (d) (f)	50	—
Tenneco Inc.
7.75%, 08/15/18	508	538
6.88%, 12/15/20 (e)	2,211	2,266
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,198
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,015
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,601
8.88%, 12/01/17 (r)	2,000	2,170
Unitymedia GmbH, 8.13%, 12/01/17 (r)	2,000	2,112
Universal City Development Partners Ltd.
8.88%, 11/15/15	546	605
10.88%, 11/15/16	271	328
Univision Communications Inc.
7.88%, 11/01/20 (r)	1,447	1,469
8.50%, 05/15/21 (e) (r)	6,355	5,783
UPC Holding BV, 9.88%, 04/15/18 (e) (r)	1,573	1,677

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,245
8.38%, 10/15/19	2,319	2,545
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,384
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,660
WMG Acquisition Corp., 11.50%, 10/01/18 (r)	2,917	2,895
WMG Holdings Corp., 13.75%, 10/01/19 (r)	5,000	4,700
Wynn Las Vegas LLC, 7.75%, 08/15/20 (e)	1,680	1,865
YCC Holdings LLC, 10.25%, 02/15/16	947	829
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (r)	3,635	3,744

		276,321

CONSUMER STAPLES - 3.1%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,556
Burger King Holdings Inc., 4.16%, 04/15/19 (e) (k) (r)	6,700	4,171
Del Monte Corp., 7.63%, 02/15/19 (e)	4,950	4,752
Dole Food Co. Inc., 8.00%, 10/01/16 (e) (r)	345	360
New Albertson’s Inc.
7.75%, 06/15/26 (e)	1,000	823
8.00%, 05/01/31 (e)	1,000	798
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	6,056
Reynolds Group Issuer Inc.
9.88%, 08/15/19 (e) (r)	4,000	3,880
6.88%, 02/15/21 (r)	1,435	1,428
Rite Aid Corp.
9.50%, 06/15/17	1,000	912
10.25%, 10/15/19 (e)	1,000	1,102
8.00%, 08/15/20 (e)	2,000	2,210
Smithfield Foods Inc., 10.00%, 07/15/14 (e)	857	996
Spectrum Brands Holdings Inc.
9.50%, 06/15/18 (e)	2,070	2,264
9.50%, 06/15/18 (r)	1,582	1,730
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (e)	3,000	3,281
Tyson Foods Inc., 10.50%, 03/01/14	929	1,073
Yankee Acquisition Corp.
8.50%, 02/15/15	2,000	2,020
9.75%, 02/15/17	250	244

		39,656

ENERGY - 14.2%
Antero Resources Finance Corp., 7.25%, 08/01/19 (e) (r)	2,055	2,106
Arch Coal Inc.
7.25%, 10/01/20	1,302	1,331
7.25%, 06/15/21 (r)	4,090	4,202
Bill Barrett Corp., 7.63%, 10/01/19 (e)	1,650	1,724
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,735
Calumet Specialty Products Partners LP
9.38%, 05/01/19 (r)	4,766	4,623
9.38%, 05/01/19 (e) (r)	3,125	3,000
Chaparral Energy Inc., 9.88%, 10/01/20	3,636	3,927
Chesapeake Energy Corp.
6.88%, 08/15/18 (e)	1,824	1,952
6.13%, 02/15/21 (e)	4,433	4,555
Chesapeake Midstream Partners LP, 5.88%, 04/15/21 (r)	1,320	1,320
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (e) (r)	4,398	4,574
Clayton Williams Energy Inc., 7.75%, 04/01/19 (r)	2,857	2,728
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	1,990	2,149

	Shares/Par (p)	Value
Consol Energy Inc.
8.00%, 04/01/17	718	786
8.25%, 04/01/20	1,191	1,316
6.38%, 03/01/21 (r)	667	674
Copano Energy LLC, 7.13%, 04/01/21 (e)	1,684	1,701
Denbury Resources Inc.
9.75%, 03/01/16 (e)	1,251	1,379
6.38%, 08/15/21 (e)	2,302	2,406
Dresser-Rand Group Inc., 6.50%, 05/01/21 (e) (r)	2,100	2,147
El Paso Corp.
7.80%, 08/01/31	2,460	2,835
7.75%, 01/15/32 (e)	3,430	3,962
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,715
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	920
7.03%, 01/15/68 (i)	3,700	3,848
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,140
Holly Corp., 9.88%, 06/15/17	1,000	1,105
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	3,086
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (r)	2,229	2,310
Laredo Petroleum Inc., 9.50%, 02/15/19 (r)	3,500	3,710
Linn Energy LLC, 6.50%, 05/15/19 (r)	3,572	3,545
MarkWest Energy Partners LP
8.75%, 04/15/18 (e)	1,517	1,650
6.25%, 06/15/22	3,913	4,089
Newfield Exploration Co., 6.88%, 02/01/20 (e)	3,430	3,670
NXP BV, 9.75%, 08/01/18 (e) (r)	2,000	2,180
Oasis Petroleum Inc., 6.50%, 11/01/21	4,000	3,970
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	1,583
Peabody Energy Corp., 6.00%, 11/15/18 (r)	2,143	2,186
Penn Virginia Corp., 7.25%, 04/15/19 (e)	2,306	2,145
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,320
Plains Exploration & Production Co.
6.63%, 05/01/21 (e)	2,445	2,567
6.75%, 02/01/22	4,969	5,205
Precision Drilling Corp., 6.63%, 11/15/20 (e)	4,650	4,755
Pride International Inc., 6.88%, 08/15/20	2,970	3,482
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,250
Quicksilver Resources Inc.
11.75%, 01/01/16 (e)	1,944	2,206
7.13%, 04/01/16 (e)	3,428	3,411
Range Resources Corp., 5.75%, 06/01/21 (e)	5,144	5,568
SandRidge Energy Inc.
8.00%, 06/01/18 (e) (r)	1,160	1,172
8.75%, 01/15/20	1,275	1,316
7.50%, 03/15/21 (e)	2,049	2,034
SESI LLC
6.38%, 05/01/19	3,067	3,121
7.13%, 12/15/21 (e) (r)	5,674	5,958
SM Energy Co., 6.50%, 11/15/21 (r)	2,481	2,555
Swift Energy Co., 7.88%, 03/01/22 (r)	8,842	8,731
Targa Resources Partners LP
8.25%, 07/01/16	1,000	1,048
6.88%, 02/01/21 (r)	1,342	1,359
Teekay Corp., 8.50%, 01/15/20 (e)	459	442
Tesoro Corp.
6.50%, 06/01/17 (e)	2,000	2,050
9.75%, 06/01/19 (e)	378	424
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	2,000	690
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,266

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
WPX Energy Inc., 6.00%, 01/15/22 (e) (r)	6,647	6,805

		180,719

FINANCIALS - 9.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	6,483
BAC Capital Trust VI, 5.63%, 03/08/35 (e)	4,000	3,314
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,343
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,998
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	10,000	9,988
7.00%, 05/02/17 (r)	11,000	10,986
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	2,050	2,048
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,170	3,027
CNH Capital LLC, 6.25%, 11/01/16 (r)	2,778	2,861
CNO Financial Group Inc., 9.00%, 01/15/18 (e) (r)	1,242	1,310
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	7,244	7,263
Genworth Financial Inc.
8.63%, 12/15/16	1,416	1,452
7.63%, 09/24/21 (e)	2,466	2,306
Host Hotels & Resorts LP
5.88%, 06/15/19 (r)	5,000	5,088
6.00%, 10/01/21 (e) (r)	1,316	1,349
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,063
5.75%, 05/15/16	2,881	2,672
8.75%, 03/15/17 (e)	6,179	6,364
6.25%, 05/15/19 (e)	2,490	2,300
8.25%, 12/15/20 (e)	3,003	3,033
8.63%, 01/15/22 (e)	3,000	3,035
Liberty Mutual Group Inc., 7.80%, 03/15/37 (e) (i) (r)	2,300	2,047
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	6,000	5,475
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (r)	1,179	595
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,049
SLM Corp., 6.25%, 01/25/16	6,715	6,530
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,600
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	3,969	3,447
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,107
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	1,905	1,929
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d)	1,500	—
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,005
Weyerhaeuser Co., 7.38%, 03/15/32	3,000	3,149

		117,216

HEALTH CARE - 6.4%
American Renal Holdings, 8.38%, 05/15/18	427	448
Biomet Inc., 10.38%, 10/15/17	2,000	2,165
Community Health Systems Inc.
8.88%, 07/15/15 (e)	1,646	1,700
8.00%, 11/15/19 (r)	7,294	7,367
DJO Finance LLC, 7.75%, 04/15/18	4,421	3,393
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20	2,260	2,401
7.25%, 01/15/22	2,124	2,259
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,409
5.75%, 02/15/21 (r)	3,667	3,662
HCA Inc.
6.25%, 02/15/13	2,234	2,279

	Shares/Par (p)	Value
5.75%, 03/15/14	3,561	3,632
6.50%, 02/15/16 (e)	4,000	4,060
6.50%, 02/15/20	6,571	6,817
Health Management Associates Inc., 7.38%, 01/15/20 (e) (r)	2,182	2,269
Healthsouth Corp.
7.25%, 10/01/18 (e)	1,700	1,687
8.13%, 02/15/20 (e)	2,000	2,015
IASIS Healthcare LLC, 8.38%, 05/15/19	2,800	2,443
IVD Acquisition Corp., 11.13%, 08/15/19 (r)	2,400	2,484
Mylan Inc., 7.88%, 07/15/20 (e) (r)	2,216	2,446
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,182
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,215
Radnet Management Inc., 10.38%, 04/01/18	5,000	4,400
Res-Care Inc., 10.75%, 01/15/19	3,555	3,671
Tenet Healthcare Corp., 6.25%, 11/01/18 (e) (r)	3,000	3,053
Valeant Pharmaceuticals International
6.75%, 10/01/17 (e) (r)	2,804	2,801
6.88%, 12/01/18 (e) (r)	2,642	2,635
Vanguard Health Holding Co. II Inc., 8.00%, 02/01/18 (e)	4,679	4,644
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	515

		81,052

INDUSTRIALS - 7.8%
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	2,625
Aircastle Ltd.
9.75%, 08/01/18 (e)	5,000	5,237
9.75%, 08/01/18 (r)	1,000	1,043
American Commercial Lines Inc., 10.63%, 02/15/16 (e) (r)	4,439	3,595
ARAMARK Corp.
3.93%, 02/01/15 (i)	220	212
8.63%, 05/01/16 (e) (r)	4,967	5,116
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,350
Avis Budget Car Rental LLC, 9.75%, 03/15/20	4,200	4,316
Blue Merger Sub Inc., 8.25%, 06/01/19 (r)	3,333	3,133
Bombardier Inc., 7.50%, 03/15/18 (e) (r)	2,730	2,921
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	1,000	890
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,423
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,435
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	2,078
Ducommun Inc., 9.75%, 07/15/18 (r)	5,081	5,157
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,619	5,759
EnergySolutions Inc., 10.75%, 08/15/18	5,150	4,822
FGI Operating Co. Inc., 10.25%, 08/01/15	571	605
Florida East Coast Railway Corp.
8.13%, 02/01/17 (e)	2,296	2,267
10.50%, 08/01/17	2,803	2,193
Hertz Corp., 6.75%, 04/15/19 (e)	7,188	7,206
Interactive Data Corp., 10.25%, 08/01/18	730	799
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,030
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,281
Jaguar Holding Co. II, 9.50%, 12/01/19 (e) (r)	2,800	2,940
L-3 Communications Corp., 6.38%, 10/15/15 (e)	500	513
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	1,995
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	1,782	1,878
Nortek Inc., 8.50%, 04/15/21 (e) (r)	2,150	1,817
Owens Corning, 9.00%, 06/15/19	1,383	1,650

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Polymer Group Inc., 7.75%, 02/01/19 (r)	530	549
Spirit Aerosystems Inc., 7.50%, 10/01/17 (e)	485	526
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,292
Trimas Corp., 9.75%, 12/15/17	2,500	2,713
United Rentals North America Inc., 8.38%, 09/15/20 (e)	2,923	2,850
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	2,125

		99,341

INFORMATION TECHNOLOGY - 3.5%
Amkor Technology Inc., 6.63%, 06/01/21 (e)	6,404	6,164
Equinix Inc., 7.00%, 07/15/21	5,250	5,539
First Data Corp.
7.38%, 06/15/19 (e) (r)	4,107	3,861
8.25%, 01/15/21 (e) (r)	2,813	2,518
12.63%, 01/15/21 (r)	1,813	1,577
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	2,308	2,169
10.75%, 08/01/20	5,321	5,547
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,473
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	705
Seagate HDD Cayman, 7.75%, 12/15/18 (e) (r)	4,734	5,036
Seagate Technology Plc, 7.00%, 11/01/21 (e) (r)	1,388	1,423
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	1,855
SunGard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,606
Unisys Corp., 12.75%, 10/15/14 (e) (r)	257	292
Viasat Inc., 8.88%, 09/15/16	628	644
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,142

		44,551

MATERIALS - 9.7%
AEP Industries Inc., 8.25%, 04/15/19	1,200	1,218
American Rock Salt Co. LLC, 8.25%, 05/01/18 (e) (r)	2,000	1,920
Aperam, 7.38%, 04/01/16 (r)	3,000	2,565
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e) (r)	833	825
Atkore International Inc., 9.88%, 01/01/18	4,000	3,830
Ball Corp.
6.75%, 09/15/20	5,000	5,437
5.75%, 05/15/21 (e)	410	429
Berry Plastics Corp.
9.50%, 05/15/18 (e)	2,000	2,010
9.75%, 01/15/21 (e)	4,000	3,990
Building Materials Corp. of America
6.88%, 08/15/18 (r)	1,582	1,661
7.00%, 02/15/20 (r)	658	707
7.50%, 03/15/20 (r)	1,172	1,266
BWAY Holdings Co., 10.00%, 06/15/18 (e)	967	1,030
BWAY Parent Co. Inc., 10.13%, 11/01/15	3,340	3,240
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,836
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	5,631
Cemex SAB de CV, 9.00%, 01/11/18 (r)	1,552	1,238
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,454
Exopack Holding Corp., 10.00%, 06/01/18 (r)	6,000	6,000
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,595
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	5,497	5,263
8.25%, 11/01/19 (e) (r)	9,859	10,032
Gerdau Holdings Inc., 5.75%, 01/30/21 (r)	5,020	4,982
Graphic Packaging International Corp., 7.88%, 10/01/18	475	506
Hanson Ltd., 6.13%, 08/15/16 (e)	1,231	1,249

	Shares/Par (p)	Value
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,762
Hexion US Finance Corp.
8.88%, 02/01/18 (e)	1,641	1,538
9.00%, 11/15/20 (e)	1,143	943
Huntsman International LLC, 8.63%, 03/15/20 (e)	769	815
Ineos Finance Plc, 9.00%, 05/15/15 (r)	708	719
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	4,000	3,180
Lyondell Chemical Co., 8.00%, 11/01/17	1,414	1,545
LyondellBasell Industries NV, 6.00%, 11/15/21 (e) (r)	2,364	2,453
Mercer International Inc., 9.50%, 12/01/17 (e)	2,000	2,045
Mirabela Nickel Ltd., 8.75%, 04/15/18 (e) (r)	2,847	2,555
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	5,857	4,451
Novelis Inc., 8.75%, 12/15/20	7,000	7,507
Omnova Solutions Inc., 7.88%, 11/01/18 (e)	3,066	2,652
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,210
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,652
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (f)	100	—
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,303
8.38%, 09/15/21 (e) (r)	1,017	1,124
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	575
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,045
Verso Paper Holdings LLC
11.50%, 07/01/14 (e)	1,800	1,836
11.38%, 08/01/16 (e)	1,000	410
8.75%, 02/01/19	5,583	3,406

		123,640

TELECOMMUNICATION SERVICES - 6.3%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,827
Cincinnati Bell Inc., 8.75%, 03/15/18	5,312	4,934
Clearwire Communications LLC, 12.00%,12/01/17 (e) (r)	6,167	5,149
EH Holding Corp., 7.63%, 06/15/21 (r)	6,734	7,071
Frontier Communications Corp.
8.25%, 04/15/17	938	959
8.13%, 10/01/18 (e)	882	889
7.13%, 03/15/19 (e)	620	604
8.50%, 04/15/20 (e)	3,244	3,321
8.75%, 04/15/22	1,295	1,282
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	781	816
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (e) (r)	1,846	1,874
7.25%, 10/15/20 (e)	1,990	2,020
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	7,256
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	3,000	3,067
Level 3 Communications Inc., 11.88%, 02/01/19 (e)	2,000	2,130
Level 3 Escrow Inc., 8.13%, 07/01/19 (r)	2,665	2,625
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,266
7.13%, 04/01/18	1,844	1,918
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	1,100	1,056
Sprint Capital Corp.
6.90%, 05/01/19 (e)	1,666	1,370
6.88%, 11/15/28	3,141	2,242
Sprint Nextel Corp.
8.38%, 08/15/17	8,000	7,170
11.50%, 11/15/21 (e) (r)	4,000	3,960

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Syniverse Holdings Inc., 9.13%, 01/15/19 (e)	1,960	2,068
Telesat Canada
11.00%, 11/01/15	2,000	2,147
12.50%, 11/01/17	500	559
West Corp., 7.88%, 01/15/19	5,488	5,447
Windstream Corp., 7.75%, 10/15/20	2,333	2,412

		79,439
UTILITIES - 5.0%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,551
8.00%, 10/15/17	2,000	2,200
8.00%, 06/01/20	2,000	2,200
7.38%, 07/01/21 (e) (r)	3,367	3,628
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,232
7.88%, 01/15/23 (e) (r)	4,149	4,460
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,612
Dolphin Subsidiary II Inc., 7.25%, 10/15/21 (e) (r)	3,214	3,471
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	5,734
Dynegy Holdings Inc., 7.75%, 06/01/19 (c) (d)	3,500	2,293
Dynegy Inc. 1st Lien Term Loan
9.77%, 08/04/16 (i)	2,494	2,521
9.77%, 08/04/16 (i)	1,496	1,503
Edison Mission Energy, 7.00%, 05/15/17	2,900	1,885
Energy Future Holdings Corp.
10.88%, 11/01/17	688	554
11.25%, 11/01/17 (e)	789	663
10.00%, 12/01/20	1,380	1,456
GenOn Energy Inc.
7.88%, 06/15/17 (e)	1,500	1,448
9.88%, 10/15/20	3,956	4,015
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,158	3,144
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	864
5.00%, 05/01/18	1,898	1,860
NRG Energy Inc.
7.63%, 01/15/18 (e)	4,825	4,825
7.88%, 05/15/21 (e) (r)	835	814
Puget Energy Inc., 6.00%, 09/01/21	4,669	4,831
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 7.33%, 10/10/17 (i)	3,758	2,372

		63,136

Total Corporate Bonds and Notes (cost $1,103,511)		1,105,071

COMMON STOCKS - 2.7%

CONSUMER DISCRETIONARY - 0.4%
DISH Network Corp. - Class A	150	4,272
Home Interior Gift Inc. (c) (f) (q)	429	—

		4,272

CONSUMER STAPLES - 0.4%
B&G Foods Inc.	200	4,814

ENERGY - 0.7%
Chesapeake Energy Corp.	14	319
Copano Energy LLC	100	3,420
Inergy LP	95	2,320
Linn Energy LLC (e)	80	3,033

		9,092

FINANCIALS - 0.7%
JPMorgan Chase & Co.	135	4,489

	Shares/Par (p)	Value
Wells Fargo & Co.	175	4,823

		9,312

HEALTH CARE - 0.2%
DaVita Inc. (c)	35	2,653
MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Rock-Tenn Co.	14	782

		782

TELECOMMUNICATION SERVICES - 0.2%
Manitoba Telecom Services Inc. (q)	1	15
Windstream Corp.	240	2,818

		2,833

Total Common Stocks (cost $30,903)		33,758

PREFERRED STOCKS - 0.8%

FINANCIALS - 0.8%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	1	727
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	8,827
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	67
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	56
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	26

Total Preferred Stocks (cost $15,112)		9,703

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15) (m)	221	5,759
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (m)	18	468

Total Trust Preferreds (cost $6,078)		6,227

INVESTMENT COMPANIES - 0.5%
Eaton Vance Senior Floating-Rate Trust	150	2,157
Invesco Van Kampen Senior Income Trust	400	1,712
PIMCO Floating Rate Strategy Fund	267	2,440

Total Investment Companies (cost $5,446)		6,309

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—
US Oncology Escrow, 02/16/47 (u)	828	11
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	996

Total Other Equity Interests (cost $1,102)		1,007

SHORT TERM INVESTMENTS - 31.9%
Investment Company - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	58,711	58,711

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

Securities Lending Collateral - 27.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	346,868	346,868
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	459	447

		347,315

Total Short Term Investments (cost $406,038)		406,026

Total Investments - 125.3% (cost $1,588,171)		1,591,030
Other Assets and Liabilities, Net - (25.3%)		(321,272)

Total Net Assets - 100.0%		$1,269,758

JNL/T.Rowe Price Established Growth Fund

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 18.3%
Amazon.com Inc. (c)	357	$61,710
AutoZone Inc. (c)	31	10,139
Carmax Inc. (c)	401	12,210
Carnival Plc	259	8,563
Chipotle Mexican Grill Inc. - Class A (c)	47	16,009
Coach Inc.	102	6,220
Ctrip.com International Ltd. - ADR (c) (e)	249	5,824
Discovery Communications Inc. - Class A (c)	92	3,781
Fossil Inc. (c)	82	6,468
Groupon Inc. - Class A (c) (e)	53	1,085
Harley-Davidson Inc.	180	6,993
Johnson Controls Inc.	228	7,130
Las Vegas Sands Corp. (c)	321	13,708
Liberty Media Corp. (c)	395	6,402
Marriott International Inc. - Class A	515	15,011
MGM Resorts International (c)	270	2,816
Nike Inc. - Class B	245	23,572
Prada SpA (c) (e)	1,493	6,756
Priceline.com Inc. (c)	85	39,856
Ralph Lauren Corp. - Class A	73	10,135
Ross Stores Inc.	201	9,573
Starbucks Corp.	523	24,068
Starwood Hotels & Resorts Worldwide Inc.	248	11,887
Walt Disney Co.	397	14,895
Yum! Brands Inc.	211	12,475

		337,286
CONSUMER STAPLES - 2.0%
Costco Wholesale Corp.	179	14,914
CVS Caremark Corp.	181	7,385
Hansen Natural Corp. (c)	73	6,754
Whole Foods Market Inc.	103	7,146

		36,199
ENERGY - 7.6%
Cameron International Corp. (c)	308	15,136
Cimarex Energy Co.	86	5,323
Continental Resources Inc. (c) (e)	192	12,788
EOG Resources Inc.	242	23,859
FMC Technologies Inc. (c)	428	22,375
McDermott International Inc. (c)	507	5,840
Occidental Petroleum Corp.	227	21,270
Peabody Energy Corp.	225	7,437
Schlumberger Ltd.	373	25,446

		139,474

	Shares/Par (p)	Value

FINANCIALS - 4.1%
American Express Co.	502	23,689
CBRE Group Inc. - Class A (c)	80	1,221
Franklin Resources Inc.	198	19,010
IntercontinentalExchange Inc. (c)	99	11,886
Invesco Ltd.	632	12,693
U.S. Bancorp	255	6,884

		75,383

HEALTH CARE - 5.9%
Alexion Pharmaceuticals Inc. (c)	102	7,300
Allergan Inc.	116	10,169
Baxter International Inc.	98	4,829
Biogen Idec Inc. (c)	87	9,530
Celgene Corp. (c)	147	9,964
Covidien Plc	50	2,233
Edwards Lifesciences Corp. (c)	109	7,728
Express Scripts Inc. (c)	283	12,625
Human Genome Sciences Inc. (c)	363	2,679
McKesson Corp.	319	24,838
Stryker Corp.	192	9,534
Valeant Pharmaceuticals International Inc. (c)	146	6,817

		108,246

INDUSTRIALS - 15.4%
Babcock & Wilcox Co. (c)	201	4,855
Boeing Co.	217	15,924
Caterpillar Inc.	57	5,128
Cooper Industries Plc	153	8,279
Cummins Inc.	91	8,010
Danaher Corp.	1,120	52,704
Deere & Co.	108	8,315
Emerson Electric Co.	139	6,462
Expeditors International Washington Inc.	234	9,601
Fastenal Co. (e)	647	28,224
FedEx Corp.	349	29,162
Fluor Corp.	87	4,362
Joy Global Inc.	120	9,019
Kansas City Southern (c)	167	11,324
Precision Castparts Corp.	164	26,943
Roper Industries Inc.	111	9,616
Union Pacific Corp.	203	21,538
United Parcel Service Inc. - Class B	221	16,182
WW Grainger Inc.	42	7,918

		283,566

INFORMATION TECHNOLOGY - 34.4%
Accenture Plc - Class A	369	19,658
Akamai Technologies Inc. (c)	121	3,899
Apple Inc. (c)	415	168,196
Autodesk Inc. (c)	237	7,197
Baidu.com - ADR (c)	334	38,947
Broadcom Corp. - Class A	399	11,709
Corning Inc.	914	11,866
eBay Inc. (c)	660	20,012
EMC Corp. (c)	273	5,889
Facebook Inc. - Class A (c) (f) (q)	172	5,347
Facebook Inc. - Class B (c) (f) (q)	290	9,047
Google Inc. - Class A (c)	137	88,359
Informatica Corp. (c)	147	5,429
Juniper Networks Inc. (c)	693	14,134
Linkedin Corp. (c) (e)	121	7,637
Mail.ru Group Ltd. - GDR (c) (f) (q)	192	4,992
MasterCard Inc. - Class A	141	52,530
NetApp Inc. (c)	246	8,909
Nuance Communications Inc. (c) (e)	282	7,090

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
QUALCOMM Inc.	950	51,949
Red Hat Inc. (c)	224	9,228
Salesforce.com Inc. (c)	74	7,538
SanDisk Corp. (c)	137	6,727
Tencent Holdings Ltd.	624	12,550
Teradata Corp. (c)	171	8,315
Trimble Navigation Ltd. (c)	187	8,101
Twitter Inc. (c) (f) (q)	78	1,097
Visa Inc. - Class A	265	26,926
Western Union Co.	522	9,539

		632,817
MATERIALS - 4.4%
Air Products & Chemicals Inc.	88	7,463
BHP Billiton Ltd. (e)	363	12,768
Freeport-McMoRan Copper & Gold Inc.	204	7,494
Potash Corp. of Saskatchewan Inc.	185	7,653
Praxair Inc.	418	44,631

		80,009

TELECOMMUNICATION SERVICES - 4.5%
American Tower Corp. - Class A	667	40,015
Crown Castle International Corp. (c)	962	43,089

		83,104

Total Common Stocks (cost $1,502,048)		1,776,084

PREFERRED STOCKS - 0.8%

CONSUMER DISCRETIONARY - 0.6%
Groupon Inc. (f) (q)	431	8,455
Zynga Inc. (f) (q)	274	2,446

		10,901

INFORMATION TECHNOLOGY - 0.2%
LivingSocial, Convertible Preferred, Series F (f) (q)	154	1,185
Twitter Inc., Series C (f) (q)	1	11
Twitter Inc., Series D (f) (q)	30	421
Twitter Inc., Series A (f) (q)	—	3
Twitter Inc., Series G-2 (f) (q)	123	1,718
Twitter Inc., Series B (f) (q)	3	44

		3,382

Total Preferred Stocks (cost $10,956)		14,283

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.6%
JNL Money Market Fund, 0.02% (a) (h)	1,118	1,118
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	47,051	47,051

		48,169

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	45,545	45,545
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	942	918

		46,463

Total Short Term Investments (cost $94,656)		94,632

Total Investments - 102.5% (cost $1,607,660)		1,884,999
Other Assets and Liabilities, Net - (2.5%)		(46,394)

Total Net Assets - 100.0%		$1,838,605

	Shares/Par (p)	Value
JNL/T.Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 14.1%
Bed Bath & Beyond Inc. (c)	157	$9,101
Carmax Inc. (c)	561	17,099
Chipotle Mexican Grill Inc. - Class A (c)	30	10,132
Choice Hotels International Inc.	212	8,067
Discovery Communications Inc. - Class A (c)	155	6,350
Discovery Communications Inc. - Class C (c)	261	9,840
Dollar General Corp. (c)	712	29,292
Harley-Davidson Inc.	125	4,859
Kohl’s Corp.	250	12,338
Lamar Advertising Co. - Class A (c) (e)	453	12,458
Liberty Media Corp. (c)	522	11,927
Marriott International Inc. - Class A	496	14,468
Michael Kors Holdings Ltd. (c)	74	2,017
NetFlix Inc. (c)	104	7,206
O’Reilly Automotive Inc. (c)	250	19,988
Panera Bread Co. - Class A (c)	72	10,184
Starbucks Corp.	136	6,257
Tesla Motors Inc. (c) (e)	52	1,485
Tim Hortons Inc.	182	8,812
Weight Watchers International Inc. (e)	124	6,821

		208,701

CONSUMER STAPLES - 1.9%
Hansen Natural Corp. (c)	11	1,014
Shoppers Drug Mart Corp. (e)	475	19,182
Whole Foods Market Inc.	106	7,375

		27,571

ENERGY - 8.2%
Consol Energy Inc.	443	16,258
Continental Resources Inc. (c) (e)	124	8,272
EQT Corp.	259	14,191
FMC Technologies Inc. (c)	248	12,953
Laredo Petroleum Holdings Inc. (c)	82	1,822
McDermott International Inc. (c)	1,100	12,661
QEP Resources Inc.	335	9,815
Range Resources Corp.	254	15,733
SM Energy Co.	168	12,281
Trican Well Service Ltd. (e)	497	8,562
Ultra Petroleum Corp. (c)	285	8,444

		120,992

FINANCIALS - 8.0%
Air Lease Corp. (c) (e)	347	8,227
AON Corp.	173	8,096
BankUnited Inc.	251	5,520
CBOE Holdings Inc.	316	8,172
Charles Schwab Corp.	112	1,261
Eaton Vance Corp.	202	4,775
HCC Insurance Holdings Inc.	294	8,085
IntercontinentalExchange Inc. (c)	66	7,956
Jones Lang LaSalle Inc.	98	6,003
MSCI Inc. - Class A (c)	506	16,663
Principal Financial Group Inc.	291	7,159
TCF Financial Corp.	704	7,265
TD Ameritrade Holding Corp.	725	11,346
Willis Group Holdings Plc	211	8,187
WR Berkley Corp.	289	9,939

		118,654

HEALTH CARE - 14.8%
Alexion Pharmaceuticals Inc. (c)	172	12,298

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Allscripts-Misys Healthcare Solutions Inc. (c)	428	8,106
Amylin Pharmaceuticals Inc. (c)	144	1,639
Bruker Corp. (c)	622	7,725
CareFusion Corp. (c)	546	13,874
Cooper Cos. Inc.	83	5,853
Covance Inc. (c)	332	15,179
CR Bard Inc.	164	14,022
Dentsply International Inc.	604	21,134
Edwards Lifesciences Corp. (c)	106	7,494
Elan Corp. Plc - ADR (c)	663	9,110
Henry Schein Inc. (c)	260	16,752
Human Genome Sciences Inc. (c)	456	3,370
Idexx Laboratories Inc. (c)	166	12,775
Laboratory Corp. of America Holdings (c)	103	8,855
Mednax Inc. (c)	107	7,705
Regeneron Pharmaceuticals Inc. (c) (e)	208	11,529
SXC Health Solutions Corp. (c)	207	11,691
Theravance Inc. (c) (e)	256	5,658
Universal Health Services Inc. - Class B	209	8,122
Valeant Pharmaceuticals International Inc. (c)	249	11,626
Vertex Pharmaceuticals Inc. (c)	114	3,786

		218,303

INDUSTRIALS - 20.4%
Acuity Brands Inc.	114	6,042
AMETEK Inc.	645	27,154
Babcock & Wilcox Co. (c)	656	15,836
Crane Co.	127	5,932
Fastenal Co. (e)	459	20,017
Gardner Denver Inc.	281	21,654
Goodrich Corp.	109	13,483
Hertz Global Holdings Inc. (c)	916	10,736
IDEX Corp.	389	14,436
IHS Inc. - Class A (c)	279	24,039
Kansas City Southern (c)	126	8,569
Manpower Inc.	375	13,406
MSC Industrial Direct Co. - Class A	37	2,647
Pall Corp.	333	19,031
Quanta Services Inc. (c)	806	17,361
Robert Half International Inc.	164	4,667
Rockwell Collins Inc.	155	8,582
Roper Industries Inc.	285	24,758
Spirit Aerosystems Holdings Inc. (c)	56	1,164
Textron Inc.	867	16,031
UTi Worldwide Inc.	417	5,542
Verisk Analytics Inc. - Class A (c)	254	10,193
WABCO Holdings Inc. (c)	219	9,505

		300,785

INFORMATION TECHNOLOGY - 23.2%
Akamai Technologies Inc. (c)	208	6,714
Altera Corp.	270	10,017
Amdocs Ltd. (c)	562	16,034
Ariba Inc. (c)	249	6,992
Aruba Networks Inc. (c)	77	1,426
Atmel Corp. (c)	1,332	10,789
Concur Technologies Inc. (c)	228	11,580
Cree Inc. (c)	143	3,152
Dolby Laboratories Inc. - Class A (c)	231	7,048
FactSet Research Systems Inc.	120	10,474
Fiserv Inc. (c)	267	15,684
FLIR Systems Inc.	417	10,454
Gartner Inc. - Class A (c)	494	17,176
Global Payments Inc.	436	20,658
Informatica Corp. (c)	104	3,841
Intersil Corp. - Class A	666	6,953

	Shares/Par (p)	Value
JDS Uniphase Corp. (c)	1,242	12,966
Marvell Technology Group Ltd. (c)	816	11,302
Microchip Technology Inc. (e)	250	9,158
Micros Systems Inc. (c)	245	11,412
Motorola Mobility Holdings Inc. (c)	249	9,661
Nuance Communications Inc. (c)	1,100	27,676
Nvidia Corp. (c)	751	10,409
PMC - Sierra Inc. (c)	263	1,449
Rackspace Hosting Inc. (c)	132	5,677
Red Hat Inc. (c)	380	15,690
Rovi Corp. (c)	141	3,466
Silicon Laboratories Inc. (c)	249	10,812
TIBCO Software Inc. (c)	335	8,010
Trimble Navigation Ltd. (c)	416	18,054
Western Union Co.	636	11,613
Xilinx Inc.	490	15,709

		342,056

MATERIALS - 2.7%
Agnico-Eagle Mines Ltd.	290	10,533
Franco-Nevada Corp.	297	11,306
HudBay Minerals Inc.	417	4,116
Osisko Mining Corp. (c)	538	5,196
Rockwood Holdings Inc. (c)	216	8,504

		39,655

UTILITIES - 1.4%
Calpine Corp. (c)	1,245	20,331

Total Common Stocks (cost $1,240,332)		1,397,048

PREFERRED STOCKS - 1.2%

CONSUMER DISCRETIONARY - 0.9%
Hungry Machine Inc. (f) (q)	719	5,526
Michael Kors Holdings Ltd. (f) (q)	91	8,938

		14,464

INFORMATION TECHNOLOGY - 0.3%
Coupon.com Inc. (f) (q)	625	3,434
Workday Inc., Convertible Preferred (f) (q)	65	864

		4,298

Total Preferred Stocks (cost $12,544)		18,762

SHORT TERM INVESTMENTS - 9.9%

Investment Companies - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	2,452	2,452
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	65,031	65,031

		67,483

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	76,293	76,293
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	2,005	1,953

		78,246

Total Short Term Investments (cost $145,781)		145,729

Total Investments - 105.8% (cost $1,398,657)		1,561,539
Other Assets and Liabilities, Net - (5.8%)		(86,094)

Total Net Assets - 100.0%		$1,475,445

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
JNL/T.Rowe Price Value Fund

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 9.8%
Carnival Corp.	348	$11,352
Comcast Corp. - Class A	147	3,481
Comcast Corp. - Special Class A	525	12,376
Discovery Communications Inc. - Class C (c)	315	11,864
General Motors Co. (c)	433	8,773
H&R Block Inc.	263	4,295
International Game Technology	504	8,669
Kohl’s Corp.	352	17,376
Lowe’s Cos. Inc.	172	4,375
Time Warner Cable Inc.	239	15,181
Time Warner Inc.	452	16,350
Walt Disney Co.	356	13,354

		127,446

CONSUMER STAPLES - 4.3%
Archer-Daniels-Midland Co.	193	5,511
Avon Products Inc.	437	7,631
Kellogg Co.	96	4,865
Kroger Co.	279	6,762
PepsiCo Inc.	243	16,103
Procter & Gamble Co.	233	15,530

		56,402

ENERGY - 13.4%
Chevron Corp.	365	38,825
Consol Energy Inc.	253	9,267
Devon Energy Corp.	112	6,969
ENI SpA	344	7,132
Hess Corp.	153	8,666
Murphy Oil Corp.	67	3,729
Newfield Exploration Co. (c)	137	5,165
Nexen Inc.	716	11,398
Noble Corp.	294	8,897
Peabody Energy Corp.	246	8,128
QEP Resources Inc.	127	3,712
Royal Dutch Shell Plc - ADR	230	16,818
Schlumberger Ltd.	50	3,415
Spectra Energy Corp.	772	23,751
Weatherford International Ltd. (c)	537	7,859
Williams Cos. Inc.	353	11,653

		175,384

FINANCIALS - 18.2%
Allstate Corp.	258	7,058
American Express Co.	249	11,750
Ameriprise Financial Inc.	216	10,737
AON Corp.	187	8,741
Assured Guaranty Ltd.	278	3,649
Bank of America Corp.	1,459	8,114
First Horizon National Corp.	1,252	10,015
General Growth Properties Inc.	307	4,608
Goldman Sachs Group Inc.	41	3,744
JPMorgan Chase & Co.	788	26,211
Legg Mason Inc.	115	2,761
Marsh & McLennan Cos. Inc.	179	5,651
MetLife Inc.	454	14,146
Moody’s Corp.	567	19,086
Morgan Stanley	695	10,514
Northern Trust Corp.	127	5,029
NYSE Euronext	318	8,295
PNC Financial Services Group Inc.	125	7,220
Regions Financial Corp.	2,648	11,388

	Shares/Par (p)	Value
Rouse Properties Inc. (when issued) (c)	(12)	(147)
SLM Corp.	1,316	17,632
St. Joe Co. (c) (e)	87	1,281
Sun Life Financial Inc.	451	8,358
U.S. Bancorp	723	19,563
Wells Fargo & Co.	449	12,363

		237,767

HEALTH CARE - 14.6%
Amgen Inc.	325	20,887
Covidien Plc	412	18,540
Gilead Sciences Inc. (c)	422	17,252
HCA Holdings Inc. (c)	204	4,504
Johnson & Johnson	250	16,388
Merck & Co. Inc.	954	35,981
Pfizer Inc.	2,613	56,541
Thermo Fisher Scientific Inc. (c)	251	11,265
WellPoint Inc.	139	9,176

		190,534

INDUSTRIALS - 9.4%
3M Co.	149	12,153
Boeing Co.	240	17,575
Canadian Pacific Railway Ltd. (e)	69	4,676
Emerson Electric Co.	175	8,167
General Electric Co.	1,524	27,297
Honeywell International Inc.	207	11,267
Illinois Tool Works Inc.	30	1,401
Ingersoll-Rand Plc	383	11,673
Raytheon Co.	176	8,491
Southwest Airlines Co.	1,351	11,561
Union Pacific Corp.	56	5,890
United Continental Holdings Inc. (c)	100	1,893

		122,044

INFORMATION TECHNOLOGY - 10.3%
Analog Devices Inc.	137	4,909
Applied Materials Inc.	990	10,604
Cisco Systems Inc.	1,384	25,025
Computer Sciences Corp.	158	3,735
Corning Inc.	492	6,386
Dell Inc. (c)	404	5,916
Harris Corp.	75	2,696
Hewlett-Packard Co.	232	5,984
Marvell Technology Group Ltd. (c)	714	9,892
Microsoft Corp.	489	12,694
TE Connectivity Ltd.	111	3,411
Texas Instruments Inc.	801	23,314
Visa Inc.	121	12,285
Western Union Co.	407	7,425

		134,276

MATERIALS - 5.1%
International Paper Co.	854	25,279
LyondellBasell Industries NV	318	10,319
Monsanto Co.	160	11,218
Owens-Illinois Inc. (c)	282	5,459
Vulcan Materials Co. (e)	111	4,356
Weyerhaeuser Co.	533	9,957

		66,588

TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	903	27,304
CenturyLink Inc.	239	8,891
Telefonica SA	345	5,978
Vodafone Group Plc	1,709	4,747

		46,920

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value

UTILITIES - 7.4%
AES Corp. (c)	1,624	19,226
Edison International	19	803
Entergy Corp.	191	13,938
Exelon Corp.	431	18,692
FirstEnergy Corp.	198	8,783
MDU Resources Group Inc.	496	10,653
NRG Energy Inc. (c)	472	8,558
PG&E Corp.	147	6,068
PPL Corp.	356	10,471

		97,192

Total Common Stocks (cost $1,250,106)		1,254,553

PREFERRED STOCKS - 1.4%

FINANCIALS - 1.3%
Citigroup Inc., Convertible Preferred, 7.50%	98	7,971
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	61	8,681

		16,652

UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,485

Total Preferred Stocks (cost $18,212)		18,137

CORPORATE BONDS AND NOTES - 0.4%

CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14	$1,007	1,192

FINANCIALS - 0.1%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (i) (q)	1,850	1,202

MATERIALS - 0.2%
United States Steel Corp., 4.00%, 05/15/14 (e)	3,004	3,323

Total Corporate Bonds and Notes (cost $5,637)		5,717

SHORT TERM INVESTMENTS - 2.6%

Investment Companies - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	807	807
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	23,287	23,287

		24,094

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	9,827	9,827
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	625	609

		10,436

Total Short Term Investments (cost $34,546)		34,530

Total Investments - 100.5% (cost $1,308,501)		1,312,937
Other Assets and Liabilities, Net - (0.5%)		(6,793)

Total Net Assets - 100.0%		$1,306,144

	Shares/Par (p)	Value
JNL/WMC Value Fund

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 10.8%
CBS Corp. - Class B	240	$6,508
Comcast Corp. - Class A	978	23,189
General Motors Co. (c)	200	4,058
Goodyear Tire & Rubber Co. (c)	454	6,437
Home Depot Inc.	382	16,072
Kohl’s Corp.	319	15,728
Lowe’s Cos. Inc.	262	6,657
Mattel Inc.	493	13,672
Nordstrom Inc.	235	11,692
Stanley Black & Decker Inc.	337	22,788
Staples Inc.	508	7,055

		133,856

CONSUMER STAPLES - 8.1%
Anheuser-Busch InBev NV - ADR	221	13,491
Archer-Daniels-Midland Co.	210	6,006
CVS Caremark Corp.	451	18,376
General Mills Inc.	257	10,365
Kraft Foods Inc. - Class A	392	14,645
PepsiCo Inc.	209	13,841
Philip Morris International Inc.	241	18,874
Sysco Corp.	172	5,045

		100,643

ENERGY - 12.7%
Apache Corp.	104	9,402
Baker Hughes Inc.	246	11,956
Chevron Corp.	397	42,273
EOG Resources Inc.	79	7,772
Exxon Mobil Corp.	235	19,944
Marathon Oil Corp.	335	9,791
Noble Corp.	297	8,960
Occidental Petroleum Corp.	272	25,524
Royal Dutch Shell Plc - ADR - Class B (e)	179	13,583
Southwestern Energy Co. (c)	233	7,432

		156,637

FINANCIALS - 21.7%
ACE Ltd.	386	27,045
Ameriprise Financial Inc.	189	9,397
Bank of America Corp.	1,216	6,759
BlackRock Inc.	100	17,771
Chubb Corp.	250	17,291
Credit Suisse Group AG - ADR (e)	338	7,934
Goldman Sachs Group Inc.	151	13,619
JPMorgan Chase & Co.	1,057	35,135
Marsh & McLennan Cos. Inc.	682	21,571
PNC Financial Services Group Inc.	420	24,233
Principal Financial Group Inc.	347	8,531
Swiss Re Ltd. (c)	184	9,386
U.S. Bancorp	710	19,211
Unum Group	506	10,652
Wells Fargo & Co.	1,443	39,772

		268,307

HEALTH CARE - 14.6%
Abbott Laboratories	225	12,624
Amgen Inc.	291	18,685
Baxter International Inc.	218	10,806
Covidien Plc	317	14,255
HCA Holdings Inc. (c)	318	7,010

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

	Shares/Par (p)	Value
Johnson & Johnson	237	15,523
Merck & Co. Inc.	715	26,963
Pfizer Inc.	1,691	36,585
Teva Pharmaceutical Industries Ltd. - ADR	317	12,790
UnitedHealth Group Inc.	375	19,005
Zimmer Holdings Inc.	127	6,795

		181,041

INDUSTRIALS - 8.8%
3M Co.	127	10,363
Boeing Co.	164	12,015
General Electric Co.	1,723	30,862
Illinois Tool Works Inc.	261	12,173
Ingersoll-Rand Plc	438	13,346
PACCAR Inc.	255	9,540
Tyco International Ltd.	429	20,015

		108,314

INFORMATION TECHNOLOGY - 8.9%
Analog Devices Inc.	355	12,695
Cisco Systems Inc.	1,112	20,110
Hewlett-Packard Co.	312	8,047
Intel Corp.	1,137	27,577
Maxim Integrated Products Inc.	386	10,049
Microsoft Corp.	651	16,890
Xilinx Inc.	447	14,340

		109,708

MATERIALS - 5.6%
CF Industries Holdings Inc.	65	9,351
Dow Chemical Co.	555	15,965
E.I. du Pont de Nemours & Co.	245	11,234
Mosaic Co.	202	10,182
Nucor Corp.	159	6,299
Rexam Plc - ADR (e)	203	5,543
Steel Dynamics Inc.	860	11,309

		69,883

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	1,229	37,163

UTILITIES - 3.9%
Edison International	267	11,033
Entergy Corp.	168	12,251
NextEra Energy Inc.	125	7,616
Northeast Utilities	337	12,145
PPL Corp.	156	4,601

		47,646

Total Common Stocks (cost $1,131,123)		1,213,198

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	22,493	22,493

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	3,704	3,704

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.45% (a) (h)	117	114

		3,818

Total Short Term Investments (cost $26,313)		26,311

Total Investments - 100.2% (cost $1,157,436)		1,239,509
Other Assets and Liabilities, Net - (0.2%)		(2,326)

Total Net Assets - 100.0% $		1,237,183

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)	Investment purchased on a delayed delivery basis.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
(i)	Variable rate security. Rate stated was in effect as of December 31, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board. As of December 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $7,749; JNL/Franklin Templeton Global Multisector Bond Fund, $35,690; JNL/Franklin Templeton Income Fund, $300,335; JNL/Lazard Emerging Markets Fund, $7,563; JNL/PPM America Floating Rate Income Fund, $11,786; JNL/PPM America High Yield Bond Fund, $469,428;.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2011. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2011. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

ARS - Argentine Peso	CZK - Czech Republic korunas	JPY - Japanese Yen	SEK - Swedish Krona
AUD - Australian Dollar	DKK - Danish Krone	KRW - Korean Won	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	THB - Thai Baht
BGN - Bulgarian Leva	GBP - British Pound	MYR - MalaysianRringgit	TRY - New Turkish Lira
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	USD - United States Dollar
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	UYU - Uruguayan Peso
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CNH -Chinese Offshore Yuan	ILS - Israeli New Sheqel	PHP - Philippine Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
COP - Colombian Peso	INR - Indian Rupee	RUB - Russian Ruble

Abbreviations:

“-” Amount rounds to less than one thousand	CGM - Citigroup Global Markets (Formerly Salomon)
ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
ADR - American Depositary Receipt	CMBS - Commercialized Mortgage Backed Security
AMBAC - AMBAC Indemnity Corp.	CME - Chicago Mercantile Exchange
ASX - Australian Stock Exchange	CPI - Consumer Price Index
BDR - Brazilian Depository Receipt	CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted
BTI - BTIG, LLC	DAX - Deutscher Aktienindex
CAC - Cotation Assistee en Continu	GO - General Obligation
CBOT - Chicago Board of Trade	HSCEI - Hang Seng China Enterprises Index
CDO - Collateralized Debt Obligation	IBEX - Iberia Index
CDX - Credit Default Swap Index	JSC - Joint Stock Company

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

JSE - Johannesburg Stock Exchange	NASDAQ - National Association of Securities Dealers Automated
KOSPI - Korea Composite Stock Price Index	Quotations
LIBOR - London Interbank Offered Rate	NYS - New York Registered Shares
LIFFE - London International Financial Futures Exchange	NYSE - New York Stock Exchange
MBS - Mortgage Backed Security	NVDR - Non-Voting Depository Receipt
Abbreviations: (continued)
DJIA - Dow Jones Industrial Average	PJSC - Public Joint Stock Company
ETF - Exchange Traded Fund	RB - Revenue Bond
EURIBOR - Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
Euro-Bobl - debt instrument issued by the Federal Republic of	REMIC - Real Estate Mortgage Investment Conduit
Germany with a term of 4.5 to 5.5 years	RNC - Radio Network Communications
Euro-Bund - debt instrument issued by the Federal Republic of	SDR - Swedish Depository Receipt
Germany with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Buxl - debt instrument issued by the Federal Republic of	SPDR - Standard & Poor’s Depository Receipt
Germany with a term of 24 to 35 years	SPI - Schedule Performance Index
Euro-Schatz - debt instrument issued by the Federal Republic of	TBA - To Be Announced (Securities purchased on a delayed delivery
Germany with a term of 1.75 to 2.25 years	basis)
FDR - Fiduciary Depository Receipt	Topix - Tokyo Stock Price Index
FTSE - Financial Times and the London Stock Exchange	TSX - Toronto Stock Exchange
GDR - Global Depository Receipt	Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index
MIB - Milano Indice Borsa	virt-x - a cross border recognized investment exchange
MSCI - Morgan Stanley Capital International	VVPR - Voter-Verified Paper Record

Counterparty Abbreviations:

ABN - ABN AMRO Inc.	MB - Mellon Bank
BCL - Barclays Capital Inc.	MLC - Merrill Lynch Capital Services
BBP - Barclays Bank Plc	MLI - Merrill Lynch International
BGI - Barclays Global Investor Services	MLP - Merrill Lynch Professional Clearing Corp
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNY - BNY Capital Markets	MSC - Morgan Stanley & Co., Incorporated
BOA - Bancamerica Securities/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CCI - Citicorp Securities, Inc.	RBC - Royal Bank Of Canada
CIT - Citibank, Inc.	RBS - Royal Bank Of Scotland
CGM - Citigroup Global Markets (Formerly Salomon)	RGC - RBS Greenwich Capital
CST - Credit Suisse International	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	STA - UBS AG Stamford
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	TDS - TDd Securities (USA) Inc.
HSB - HSBC Securities, Inc.	WBC - Westpac Banking Corporation
JPM - J.P. Morgan

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at December 31, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,244	$1,119	0.1%

JNL/BlackRock Global Allocation Fund
Bank Negara Malaysia, 0.89%, 03/01/12,	09/15/2011	$843	$819	0.2%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	600	600	0.1
Korea Electric Power Corp., 5.13%, 04/23/34	08/26/2011	164	162	—
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	289	290	0.1
PetroBakken Energy Ltd., 3.13%, 02/08/16	08/26/2011	465	462	0.1
Pyrus Ltd., 7.50%, 12/20/15	11/25/2011	290	281	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	100	94	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	180	152	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	124	105	—
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	111	105	—
Vietnam Government International Bond, 6.75%, 01/29/20	08/26/2011	151	147	—
Zeus Cayman II, 0.01%, 08/18/16	11/30/2011	374	369	0.1

		$3,691	$3,586	0.7%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Glencore International Plc	05/20/2011	$1,646	$1,164	0.4%
HKT Ltd.	11/25/2011	847	847	0.3
LG Chem Ltd. - GDR	12/17/2009	1,407	1,998	0.7
Olam International Ltd.	06/03/2011	1,528	1,141	0.4

		$5,428	$5,150	1.8%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$7,915	1.5%

JNL/Franklin Templeton Mutual Shares Fund
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	$744	$—	— %

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$63	$—	— %
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	15	—

		$237	$15	— %

JNL/T.Rowe Price Established Growth Fund
Facebook Inc. - Class A	08/15/2011	$4,042	$4,042	0.2%
Facebook Inc. - Class B	04/01/2011	8,405	10,352	0.6
Groupon Inc.	12/17/2010	3,407	8,455	0.5
LivingSocial, Convertible Preferred, Series F	11/18/2011	1,185	1,185	0.1
Mail.ru Group Ltd. - GDR	11/08/2010	6,575	4,992	0.3
Twitter Inc.	09/14/2011	1,261	1,097	0.1
Twitter Inc., Series A	09/14/2011	3	3	—
Twitter Inc., Series B	09/14/2011	51	44	—
Twitter Inc., Series C	09/14/2011	13	11	—
Twitter Inc., Series D	09/14/2011	484	421	—
Twitter Inc., Series G-2	07/28/2011	1,975	1,718	0.1
Zynga Inc.	02/18/2011	3,838	2,446	0.1

		$31,239	$34,766	2.0%

JNL/T.Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,434	$3,434	0.2
Hungry Machine Inc.	04/01/2011	4,061	5,526	0.3
Michael Kors Holdings Ltd.	07/11/2011	4,185	8,938	0.6
Workday Inc., Convertible Preferred	10/13/2011	864	864	0.1

		$12,544	$18,762	1.2%

JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,310	$1,202	0.1%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Investments in Affiliates – See Note 6 in the Notes to the Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The following table details cash management investments in affiliates held at December 31, 2011. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2011.

	JNL Money Market Fund

Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/BlackRock Commodity Securities Fund	$62,860	$229,369	$46
JNL/Capital Guardian Global Diversified Research Fund	14,275	9,511	4
JNL/Capital Guardian U.S. Growth Equity Fund	55,757	18,990	15
JNL/Eagle SmallCap Equity Fund	21,944	19,833	6
JNL/Franklin Templeton Global Growth Fund	28,349	21,540	11
JNL Franklin Templeton Global Multisector Bond Fund	-	21,049	2
JNL/Franklin Templeton Income Fund	67,966	78,549	31
JNL/Franklin Templeton Mutual Shares Fund	62,650	54,660	25
JNL/Franklin Templeton Small Cap Value Fund	20,020	27,818	12
JNL/Goldman Sachs Mid Cap Value Fund	23,029	33,756	9
JNL/Goldman Sachs U.S. Equity Flex Fund	4,931	3,558	1
JNL/Invesco Global Real Estate Fund	8,743	14,713	5
JNL/Invesco International Growth Fund	37,733	54,781	21
JNL/Invesco Large Cap Growth Fund	18,815	41,976	16
JNL/Invesco Small Cap Growth Fund	4,579	4,663	3
JNL/JPMorgan International Value Fund	11,098	7,677	6
JNL/JPMorgan MidCap Growth Fund	5,111	8,757	4
JNL/Lazard Emerging Markets Fund	60,363	8,651	20
JNL/M&G Global Leaders Fund	-	668	-
JNL/Mellon Capital Management S&P 500 Index Fund	16,641	39,093	16
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,073	18,417	8
JNL/Mellon Capital Management Small Cap Index Fund	12,878	10,487	6
JNL/Mellon Capital Management International Index Fund	28,075	15,019	9
JNL/Mellon Capital Management Emerging Markets Index Fund	-	1,868	-
JNL/Oppenheimer Global Growth Fund	7,173	10,377	4
JNL/PAM Asia ex-Japan Fund	1,752	867	1
JNL/PPM America High Yield Bond Fund	35,569	58,711	23
JNL/T. Rowe Price Established Growth Fund	250	1,118	-
JNL/T. Rowe Price Mid-Cap Growth Fund	4,056	2,452	1
JNL/T. Rowe Price Value Fund	4,638	807	3
JNL/WMC Value Fund	26,760	22,493	13

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

	T.Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$21,210	$47,051	$28
JNL/T. Rowe Price Mid-Cap Growth Fund	62,363	65,031	108
JNL/T. Rowe Price Value Fund	14,447	23,287	20

The following table details each Fund’s long term investments in affiliates held during the year ended December 31, 2011.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	BlackRock Global Allocation Portfolio	$179,646	$129,334	$56,434	$-	$(4,542)	$-
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	-	2,086	-	-	-	1,867
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	-	234	51	-	(18)	122
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	4,327	502	910	68	(503)	2,346
JNL/Mellon Capital Management International Index Fund	Prudential plc	2,552	844	123	115	14	3,063
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	4,227	40	4,318	25	580	-

Unfunded Loan Commitments – See Note 3 in the Notes to the Financial Statements for further discussion of unfunded commitments. The following table details unfunded loan commitments at December 31, 2011.

JNL/Franklin Templeton Mutual Shares Fund	Unfunded Commitment	Appreciation (Depreciation)
Realogy Corp. Extended Revolver Term Loan, 3.48, 04/10/16	$324	$(48)

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds, or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, priced by pricing services, over the counter derivatives, exchange traded swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or over the counter “look alike” options priced at their exchange traded equivalent. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Jackson National Asset Management, LLC’s (“Adviser”) own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available. The inputs or methodology used for valuing securities are not necessarily an

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

indication of the risk associated with investing in those securities. See Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

Significant transfers between Level 1 and Level 2 valuations during the year ended December 31, 2011 related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Security Valuation in the Notes to the Financial Statements. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and December 31, 2011, and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and December 31, 2011. Significant transfers from Level 3 to Level 2 valuations during the year ended December 31, 2011 include: (1) certain mortgage backed securities valued by an approved independent pricing service, that were previously valued using Sub-Adviser guidance. Fixed income investments valued by an approved independent pricing service generally are considered a Level 2 valuation. Fixed income investments valued by Sub-Adviser guidance generally are considered a Level 3 valuation; (2) certain over the counter options valued at the traded exchange equivalent, that were previously valued using a single source broker quote. Option contracts valued at the exchange equivalent generally are considered a Level 2 valuation. Option contracts valued using a single source broker quote are considered a Level 3 valuation; (3) certain credit linked note securities valued by an approved independent pricing service, that were previously valued based on the value of the referenced entity. Credit linked notes valued by an approved independent pricing service are generally considered a Level 2 valuation. Credit linked notes valued based on the value of the referenced entity are considered a Level 3 valuation; (4) certain auction rate note securities valued by an approved independent pricing service, that were previously valued using broker quotes. Auction rate note securities valued by an approved independent pricing service generally are considered a Level 2 valuation. Auction rate note securities valued using broker quotes are considered a Level 3 valuation.

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2011 by valuation level.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Commodity Securities Fund
Common Stocks	$744,158	$—	$—	$744,158
Commodity Indexed Structured Notes	—	78,550	—	78,550
Short Term Investments	240,399	1,000	—	241,399

Fund Total	$984,557	$79,550	$—	$1,064,107

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Global Allocation Fund
Common Stocks	$304,956	$3,196	$—	$308,152
Preferred Stocks	5,334	1,247	—	6,581
Trust Preferreds	874	223	—	1,097
Warrants	35	6	—	41
Purchased Options	302	306	160	768
Investment Companies	10,794	29	—	10,823
Non-U.S. Government Agency Asset-Backed Securities	—	379	—	379
Corporate Bonds and Notes	—	27,511	1,026	28,537
Government and Agency Obligations	—	85,114	—	85,114
Short Term Investments	37,124	77,802	—	114,926

Fund Total	$359,419	$195,813	$1,186	$556,418

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$284,660	$5,645	$—	$290,305
Short Term Investments	20,916	—	—	20,916

Fund Total	$305,576	$5,645	$—	$311,221

JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$431,482	$—	$—	$431,482
Short Term Investments	40,090	—	—	40,090

Fund Total	$471,572	$—	$—	$471,572

JNL/Eagle SmallCap Equity Fund
Common Stocks	$813,988	$—	$—	$813,988
Short Term Investments	68,998	—	—	68,998

Fund Total	$882,986	$—	$—	$882,986

JNL/Franklin Templeton Global Growth Fund
Common Stocks	$489,295	$1,915	$—	$491,210
Short Term Investments	39,346	—	—	39,346

Fund Total	$528,641	$1,915	$—	$530,556

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$29,572	$—	$29,572
Government and Agency Obligations	—	176,611	—	176,611

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

Other Equity Interests	—	358	—	358
Short Term Investments	21,049	—	—	21,049

Fund Total	$21,049	$206,541	$—	$227,590

JNL/Franklin Templeton Income Fund
Common Stocks	$408,745	$—	$—	$408,745
Preferred Stocks	26,003	27,693	—	53,696
Warrants	181	574	—	755
Non-U.S. Government Agency Asset-Backed Securities	—	6,474	—	6,474
Corporate Bonds and Notes	—	690,216	—	690,216
Government and Agency Obligations	—	3,602	—	3,602
Other Equity Interests	—	—	47	47
Short Term Investments	313,357	—	—	313,357

Fund Total	$748,286	$728,559	$47	$1,476,892

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$595,690	$3,184	$2,738	$601,612
Corporate Bonds and Notes	—	23,825	—	23,825
Short Term Investments	57,613	—	—	57,613

Fund Total	$653,303	$27,009	$2,738	$683,050

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$389,768	$—	$—	$389,768
Short Term Investments	43,814	—	—	43,814

Fund Total	$433,582	$—	$—	$433,582

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$707,429	$—	$—	$707,429
Short Term Investments	39,030	—	—	39,030

Fund Total	$746,459	$—	$—	$746,459

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$120,323	$—	$—	$120,323
Short Term Investments	3,558	—	—	3,558

Fund Total	$123,881	$—	$—	$123,881

JNL/Invesco Global Real Estate Fund
Common Stocks	$703,716	$2,461	$—	$706,177
Short Term Investments	68,786	—	—	68,786

Fund Total	$772,502	$2,461	$—	$774,963

JNL/Invesco International Growth Fund
Common Stocks	$562,604	$15,690	$—	$578,294
Preferred Stocks	6,310	—	—	6,310
Short Term Investments	85,322	—	—	85,322

Fund Total	$654,236	$15,690	$—	$669,926

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220
	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Invesco Large Cap Growth Fund
Common Stocks	$912,820	$—	$—	$912,820
Short Term Investments	45,045	—	—	45,045

Fund Total	$957,865	$—	$—	$957,865

JNL/Invesco Small Cap Growth Fund
Common Stocks	$174,114	$—	$—	$174,114
Short Term Investments	12,596	—	—	12,596

Fund Total	$186,710	$—	$—	$186,710

JNL/JPMorgan International Value Fund
Common Stocks	$554,809	$15,681	$—	$570,490
Preferred Stocks	5,641	—	—	5,641
Short Term Investments	33,180	—	—	33,180

Fund Total	$593,630	$15,681	$—	$609,311

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$431,051	$—	$—	$431,051
Short Term Investments	44,124	—	—	44,124

Fund Total	$475,175	$—	$—	$475,175

JNL/Lazard Emerging Markets Fund
Common Stocks	$1,004,088	$146,554	$—	$1,150,642
Preferred Stocks	497	—	—	497
Short Term Investments	60,883	—	—	60,883

Fund Total	$1,065,468	$146,554	$—	$1,212,022

JNL/M&G Global Leaders Fund
Common Stocks	$34,921	$—	$—	$34,921
Short Term Investments	1,608	—	—	1,608

Fund Total	$36,529	$—	$—	$36,529

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,089,614	$125	$—	$1,089,739
Short Term Investments	44,589	2,885	—	47,474

Fund Total	$1,134,203	$3,010	$—	$1,137,213

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$645,036	$—	$—	$645,036
Short Term Investments	41,590	1,520	—	43,110

Fund Total	$686,626	$1,520	$—	$688,146

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$759,363	$—	$—	$759,363
Warrants	—	6	—	6
Short Term Investments	81,417	1,290	—	82,707

Fund Total	$840,780	$1,296	$—	$842,076

JNL/Mellon Capital Management International Index Fund
Common Stocks	$1,122,533	$11,222	$—	$1,133,755
Preferred Stocks	7,039	—	—	7,039
Short Term Investments	86,821	1,505	—	88,326

Fund Total	$1,216,393	$12,727	$—	$1,229,120

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$74,621	$13,484	$—	$88,105
Preferred Stocks	7,866	—	—	7,866
Investment Company	1,809	—	—	1,809
Short Term Investments	3,856	115	—	3,971

Fund Total	$88,152	$13,599	$—	$101,751

JNL/Oppenheimer Global Growth Fund
Common Stocks	$524,392	$3,451	$—	$527,843
Preferred Stocks	8,509	—	—	8,509
Short Term Investments	16,530	—	—	16,530

Fund Total	$549,431	$3,451	$—	$552,882

JNL/PAM Asia ex-Japan Fund
Common Stocks	$85,935	$20,629	$—	$106,564
Short Term Investments	5,390	—	—	5,390

Fund Total	$91,325	$20,629	$—	$111,954

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$34,069	$—	$34,069
Variable Rate Senior Loan Interests	—	385,324	—	385,324
Short Term Investments	34,125	—	—	34,125

Fund Total	$34,125	$419,393	$—	$453,518

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$22,929	$—	$22,929
Corporate Bonds and Notes	—	1,105,071	—	1,105,071
Common Stocks	33,758	—	—	33,758
Preferred Stocks	8,976	727	—	9,703
Trust Preferreds	6,227	—	—	6,227
Investment Companies	6,309	—	—	6,309
Other Equity Interests	—	1,007	—	1,007
Short Term Investments	406,026	—	—	406,026

Fund Total	$461,296	$1,129,734	$—	$1,591,030

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,755,601	$4,992	$15,491	$1,776,084
Preferred Stocks	—	—	14,283	14,283
Short Term Investments	94,632	—	—	94,632

Fund Total	$1,850,233	$4,992	$29,774	$1,884,999

JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,397,048	$—	$—	$1,397,048
Preferred Stocks	—	—	18,762	18,762
Short Term Investments	145,729	—	—	145,729

Fund Total	$1,542,777	$—	$18,762	$1,561,539

JNL/T.Rowe Price Value Fund
Common Stocks	$1,254,553	$—	$—	$1,254,553
Preferred Stocks	18,137	—	—	18,137
Corporate Bonds and Notes	—	5,717	—	5,717
Short Term Investments	34,530	—	—	34,530

Fund Total	$1,307,220	$5,717	$—	$1,312,937

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220	$1,065,468 2220
JNL/WMC Value Fund
Common Stocks	$1,213,198	$—	$—	$1,213,198
Short Term Investments	26,311	—	—	26,311

Fund Total	$1,239,509	$—	$—	$1,239,509

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton Mutual Shares Fund
Corporate Bonds and Notes[1]	$—	$(48)	$—	$(48)

Fund Total	$—	$(48)	$—	$(48)

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(25,105)	$—	$—	$(25,105)

Fund Total	$(25,105)	$—	$—	$(25,105)

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$120	$–	$–	$120
Open Forward Foreign Currency Contracts	–	217	–	217
Interest Rate Swap Agreements	–	27	–	27
Total Return Swap Agreements	–	61	–	61

Fund Total	$120	$305	$–	$425

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$1,853	$–	$1,853

Fund Total	$–	$1,853	$–	$1,853

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$5,150	$–	$5,150

Fund Total	$–	$5,150	$–	$5,150

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$2,713	$–	$2,713

Fund Total	$–	$2,713	$–	$2,713

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$373	$–	$–	$373

Fund Total	$373	$–	$–	$373

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$157	$–	$–	$157

Fund Total	$157	$–	$–	$157

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$25	$–	$–	$25

Fund Total	$25	$–	$–	$25

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$295	$–	$–	$295
Open Forward Foreign Currency Contracts	–	131	–	131

Fund Total	$295	$131	$–	$426

JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$8	$–	$–	$8

Fund Total	$8	$–	$–	$8

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Global Allocation Fund
Written Options	$480	$598	$236	$1,314
Open Futures Contracts	67	–	–	67
Open Forward Foreign Currency Contracts	–	109	–	109
Interest Rate Swap Agreements	–	1	–	1
Cross-Currency Swap Agreements	–	15	–	15
Total Return Swap Agreements	–	8	–	8

Fund Total	$547	$731	$236	$1,514

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$179	$–	$179

Fund Total	$–	$179	$–	$179

JNL/Franklin Templeton Mutual Shares Fund
Written Options	$45	$–	$–	$45
Open Forward Foreign Currency Contracts	–	774	–	774

Fund Total	$45	$774	$–	$819

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$1,500	$–	$1,500

Fund Total	$–	$1,500	$–	$1,500

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$88	$–	$–	$88
Open Forward Foreign Currency Contracts	–	142	–	142

Fund Total	$88	$142	$–	$230

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, exchange traded purchased options on futures and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2011:

	Balance at Beginning of Period	Transfers into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period [2]

Investments in Securities
JNL/BlackRock Global Allocation Fund
Common Stocks	$–	$–	$–	$(16)	$16	$–	$–	$(16)
Purchased Options	–	–	–	(112)	272	–	160	(112)
Corporate Bond and Notes	–	–	–	(39)	1,065	–	1,026	(39)

Fund Total Investments in Securities	$–	$–	$–	$(167)	$1,353	$–	$1,186	$(167)
Investments in Other Financial Instruments[1]
Written Options	$–	$–	$–	$37	$–	$(273)	$(236)	$37

JNL/Franklin Templeton Income Fund
Other Equity Interests	$7	$–	$–	$40	$–	$–	$47	$40

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$4,578	$–	$–	$(1,643)	$28	$(225)	$2,738	$(1,642)
Corporate Bond and Notes	1,579	–	–	375	–	(1,954)	–	–

Fund Total	$6,157	$–	$–	$(1,268)	$28	$(2,179)	$2,738	$(1,642)
JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$587	$–	$–	$587	$–	$(1,174)	$–	$–

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$45	$–	$–	$(9)	$–	$(36)	$–	$–

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$–	$–	$–	$1,782	$13,709	$–	$15,491	$1,782
Preferred Stocks	3,407	–	–	3,327	7,549	–	14,283	3,327

Fund Total	$3,407	$–	$–	$5,109	$21,258	$–	$29,775	$5,109
JNL/T.Rowe Price Mid-Cap Growth Fund
Preferred Stocks	$–	$–	$–	$6,218	$12,544	$–	$18,762	$6,218

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 820 “Fair Value Measurement and Disclosure”

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

2The change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2011 is reflected as an asset or liability in the table.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
JNL/BlackRock Global Allocation Fund
* Deutsche Borse AG German Stock Price Index Put Option, GSC	09/21/2012	3,003.69	75	$(18)
MSCI Europe excluding United Kingdom Index Call Option, CSI	07/12/2012	113.00	8,500	(4)
MSCI Europe excluding United Kingdom Index Put Option, CSI	07/12/2012	92.97	8,500	(111)
MSCI Europe excluding United Kingdom Index Put Option, DUB	06/15/2012	98.12	2,868	(49)
MSCI Europe excluding United Kingdom Index Put Option, GSC	06/15/2012	99.84	6,136	(113)
MSCI Europe excluding United Kingdom Index Put Option, JPM	09/21/2012	78.44	3,009	(18)
Russell 2000 Index Call Option, BOA	09/13/2012	833.69	1,247	(43)
Russell 2000 Index Call Option, CSI	06/12/2012	804.63	1,046	(33)
Russell 2000 Index Call Option, GSC	03/16/2012	748.89	724	(26)
Russell 2000 Index Call Option, GSC	03/16/2012	540.23	724	(3)
Russell 2000 Index Call Option, GSC	04/20/2012	771.17	776	(27)
Russell 2000 Index Call Option, MSC	05/18/2012	786.96	649	(22)
Russell 2000 Index Put Option, BOA	09/13/2012	621.07	1,247	(48)
Russell 2000 Index Put Option, CSI	06/12/2012	616.72	1,046	(26)
Russell 2000 Index Put Option, GSC	04/20/2012	609.88	776	(12)
Russell 2000 Index Put Option, JPM	12/30/2011	593.16	600	–
Russell 2000 Index Put Option, MSC	05/18/2012	611.72	649	(13)
S&P 500 Index Put Option	01/21/2012	1,090.00	23	(2)
S&P 500 Index Put Option, BOA	02/24/2012	950.00	134	–
S&P/ASX 200 Index Put Option, JPM	02/16/2012	3,342.40	162	(1)
S&P/ASX 200 Index Put Option, JPM	02/16/2012	3,551.30	162	(2)
* Taiwan Taiex Index Put Option, CGM	09/18/2013	5,992.78	4,006	(102)
* Taiwan Taiex Index Put Option, CGM	09/19/2012	6,880.60	4,006	(93)
* Tokyo Stock Price Index Put Option, DUB	06/08/2012	675.45	38,020	(12)
* Tokyo Stock Price Index Put Option, MSC	06/08/2012	675.00	37,050	(11)

			122,135	$(789)

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$(2)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

Options on Securities
JNL/BlackRock Global Allocation Fund
Ace Ltd. Call Option	01/21/2012	75.00	26	$(1)
Activision Blizzard Inc. Call Option	01/19/2013	125.00	55	(8)
AES Corp. Call Option	01/21/2012	11.00	17	(2)
AES Corp. Call Option	02/18/2012	12.00	19	(1)
American Eagle Outfitters Inc. Call Option	01/19/2013	17.00	209	(28)
American Eagle Outfitters Inc. Call Option, MSC	01/18/2013	16.00	7,626	(13)
American Eagle Outfitters Inc. Put Option, BOA	03/16/2012	11.75	6,559	(1)
American Eagle Outfitters Inc. Put Option, BOA	03/16/2012	15.00	16,451	(2)
Apple Inc. Call Option	01/19/2013	450.00	19	(75)
Beiersdorf AG Call Option, DUB	03/16/2012	48.00	491	—
Beiersdorf AG Put Option, JPM	01/20/2012	38.00	1,283	—
Calpine Corp. Call Option	01/21/2012	15.00	17	(3)
China Unicom Hong Kong Ltd. Call Option, CGM	02/28/2012	18.75	35,630	(1)
China Unicom Hong Kong Ltd. Call Option, CGM	12/29/2012	18.76	45,403	—
Cisco Systems Inc. Call Option	01/19/2013	20.00	47	(7)
CME Group Inc. Put Option	01/21/2012	250.00	2	(2)
Colgate-Palmolive Co. Call Option	01/21/2012	925.00	17	(2)
ConocoPhillips Put Option	05/19/2012	55.00	104	(8)
Corning Inc. Call Option	01/19/2013	15.00	50	(6)
Corning Inc. Call Option	01/19/2013	17.50	252	(16)
Dell Inc. Call Option	01/19/2013	15.00	28	(1)
El Paso Corp. Call Option	01/21/2012	19.00	27	(20)
EMC Corp. Call Option	01/19/2013	25.00	34	(5)
EOG Resources Inc. Call Option	01/21/2012	100.00	23	(6)
General Mills Inc. Call Option, GSC	04/21/2012	42.00	46	(3)
Google Inc. Call Option	01/19/2013	590.00	6	(67)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
International Business Machines Corp. Call Option	01/19/2013	200.00	24	$(25)
Mastercard Inc. Call Option	07/21/2012	435.00	6	(7)
NetApp Inc. Call Option	01/19/2013	42.00	119	(42)
NRG Energy Call Option	01/21/2012	24.00	13	—
NRG Energy Call Option	03/17/2012	24.00	9	—
Oracle Corp. Call Option	01/19/2013	30.00	95	(18)
PG&E Corp. Call Option, DUB	01/20/2012	43.00	505	—
Polycom Inc. Call Option	01/21/2012	325.00	29	—
Qualcomm Inc. Call Option	04/21/2012	65.00	36	(2)
Quicksilver Resources Inc. Put Option	03/17/2012	6.00	100	(4)
Sandisk Corp. Call Option	01/19/2013	50.00	33	(28)
Sandisk Corp. Call Option	01/21/2012	50.00	6	(1)
Sara Lee Corp. Call Option	01/21/2012	19.00	248	(9)
Seagate Technology LLC Call Option	01/21/2012	17.50	41	(1)
Seagate Technology LLC Call Option	01/19/2013	17.50	50	(12)
Southern Co. Call Option	01/21/2012	42.00	7	(3)
SPRD Gold Trust Put Option	01/21/2012	105.00	30	—
Symantec Corp. Call Option	01/21/2012	175.00	56	—
TE Connectivity Ltd. Call Option, CGM	01/21/2012	38.00	11	—
Time Warner Cable Inc. Put Option	01/21/2012	60.00	11	—
Unilever NV - CVA Call Option, MSC	06/15/2012	26.00	5,333	(10)
United Technologies Corp. Call Option	01/21/2012	80.00	19	—
US Financial Select Sector SPDR Put Option	01/21/2012	12.00	23	—
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013	50.00	24	(17)
Vertex Pharmaceuticals Inc. Call Option	07/21/2012	35.00	79	(33)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013	40.00	74	(33)
Whiting Petroleum Corp. Call Option	01/21/2012	55.00	25	—

			121,447	$(523)

JNL/Franklin Templeton Mutual Shares Fund
Google Inc. Call Option	02/18/2012	645.00	16	$(45)

* Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Summary of Written Options
	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	–	$–
Options written during the period	(109,187,551)	(2,153)
Options closed during the period	2,712,674	268
Options exercised during the period	8,911	83
Options expired during the period	764,625	163

Options outstanding at December 31, 2011	(105,701,341)	$(1,639)

JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2010	–	$–
Options written during the period	(298)	(57)
Options expired during the period	282	25

Options outstanding at December 31, 2011	(16)	$(32)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands except contracts)

December 31, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	January 2012	23	$27
Hang Seng Index Future	January 2012	4	(4)
HSCEI China Index Future	January 2012	1	(1)
MSCI Singapore Index Future	January 2012	3	(2)
MSCI Taiwan Index Future	January 2012	49	(1)
DAX Index Future	March 2012	5	27
Euro Stoxx 50 Future	March 2012	62	51
FTSE 100 Index Future	March 2012	3	5
Russell 2000 Mini Index Future	March 2012	(44)	(51)
S&P 500 Index Future	March 2012	8	9
S&P/TSX 60 Index Future	March 2012	2	1
Yen Denominated Nikkei 225 Future	March 2012	11	(8)

			$53

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	March 2012	689	$373

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	March 2012	223	$157

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	March 2012	172	$25

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands except contracts)

December 31, 2011

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	March 2012	21	$(57)
Euro Stoxx 50 Future	March 2012	268	175
FTSE 100 Index Future	March 2012	76	120
Topix Price Index Future	March 2012	59	(31)

			$207

JNL/Mellon Capital Management Emerging Markets Index Fund
MSCI Emerging Markets Future	March 2012	13	$8

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund
AUD/USD	01/13/2012	DUB	AUD	286	$293	$7
CAD/USD	01/12/2012	CSI	CAD	980	962	11
CAD/USD	01/12/2012	DUB	CAD	240	235	3
CHF/EUR	01/06/2012	UBS	EUR	(1,469)	(1,901)	16
CHF/EUR	01/06/2012	CSI	EUR	(47)	(61)	1
CNH/USD	04/11/2012	UBS	CNH	886	139	1
CNH/USD	04/11/2012	UBS	CNH	1,769	277	(1)
CNH/USD	04/11/2012	UBS	CNH	2,367	371	—
CNY/USD	03/12/2012	CSI	CNY	4,749	754	13
CNY/USD	03/12/2012	CSI	CNY	1,051	167	1
EUR/CHF	01/13/2012	UBS	CHF	(64)	(68)	(2)
EUR/USD	01/19/2012	UBS	EUR	781	1,011	(11)
JPY/USD	01/27/2012	DUB	JPY	32,080	417	4
JPY/USD	01/27/2012	UBS	JPY	222,319	2,889	30
JPY/USD	05/14/2012	CSI	JPY	40,000	521	5
KRW/USD	01/27/2012	DUB	KRW	214,809	186	1
NOK/USD	01/06/2012	DUB	NOK	7,735	1,293	(47)
NOK/USD	01/06/2012	UBS	NOK	3,201	535	(20)
SGD/USD	01/19/2012	HSB	SGD	56	43	—
SGD/USD	01/19/2012	HSB	SGD	1,319	1,017	2
SGD/USD	03/12/2012	JPM	SGD	469	362	(26)
TWD/USD	02/03/2012	HSB	TWD	7,952	263	(1)
USD/AUD	01/13/2012	DUB	AUD	(286)	(293)	(1)
USD/AUD	04/16/2012	CSI	AUD	(821)	(830)	8
USD/AUD	05/15/2012	GSC	AUD	(19)	(19)	1
USD/AUD	11/15/2012	GSC	AUD	(413)	(411)	7
USD/AUD	11/15/2012	GSC	AUD	(404)	(401)	9
USD/GBP	01/12/2012	JPM	GBP	(607)	(943)	13
USD/GBP	01/27/2012	JPM	GBP	(246)	(381)	—
USD/JPY	03/09/2012	UBS	JPY	(120,000)	(1,561)	4
USD/JPY	05/14/2012	CSI	JPY	(130,000)	(1,694)	6
USD/MXN	02/09/2012	CGM	MXN	(6,042)	(431)	53
USD/MYR	03/01/2012	HSB	MYR	(2,607)	(820)	21

					$1,921	$108

JNL/Franklin Templeton Global Multisector Bond Fund
AUD/USD	12/17/2012	MSC	AUD	12,189	$12,075	$375
CLP/USD	12/17/2012	BCL	CLP	7,506,474	14,023	4
EUR/USD	12/17/2012	DUB	EUR	4,800	6,248	(25)
IDR/USD	12/17/2012	JPM	IDR	113,042,300	12,014	324
INR/USD	12/17/2012	JPM	INR	527,153	9,461	111

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)
KRW/USD	12/17/2012	JPM	KRW	8,201,200	7,032	32
NOK/EUR	12/17/2012	DUB	EUR	(8,900)	(11,584)	18
PLN/EUR	12/17/2012	DUB	EUR	(8,000)	(10,413)	183
SEK/EUR	12/17/2012	DUB	EUR	(21,400)	(27,854)	595
SGD/USD	06/18/2012	JPM	SGD	21,320	16,454	103
USD/EUR	12/17/2012	DUB	EUR	(49,840)	(64,872)	102
USD/EUR	12/20/2012	DUB	EUR	(815)	(1,061)	6
USD/JPY	09/18/2012	BCL	JPY	(906,703)	(11,854)	(154)

					$ (50,331)	$ 1,674

JNL/Franklin Templeton Mutual Shares Fund
AUD/USD	02/23/2012	BCL	AUD	2,576	$2,619	$43
CHF/USD	02/10/2012	DUB	CHF	150	160	(40)
CHF/USD	02/10/2012	DUB	CHF	457	487	(142)
CHF/USD	02/10/2012	SSB	CHF	120	128	(34)
CHF/USD	02/10/2012	DUB	CHF	60	64	(16)
CHF/USD	02/10/2012	DUB	CHF	158	169	(10)
CHF/USD	02/10/2012	BOA	CHF	158	169	(10)
CHF/USD	02/10/2012	DUB	CHF	101	108	(6)
CHF/USD	02/10/2012	BCL	CHF	503	536	(21)
CHF/USD	02/10/2012	BCL	CHF	331	352	(18)
CHF/USD	02/10/2012	SSB	CHF	78	83	(4)
CHF/USD	02/10/2012	BCL	CHF	321	342	(18)
CHF/USD	02/10/2012	BOA	CHF	252	269	(11)
CHF/USD	02/10/2012	BCL	CHF	164	174	(5)
CHF/USD	02/10/2012	DUB	CHF	50	53	(2)
CHF/USD	02/10/2012	BOA	CHF	416	443	(16)
CHF/USD	02/10/2012	DUB	CHF	165	175	(6)
CHF/USD	02/10/2012	BOA	CHF	179	191	(5)
CHF/USD	02/10/2012	DUB	CHF	340	362	(10)
CHF/USD	02/10/2012	DUB	CHF	360	383	(8)
CHF/USD	02/10/2012	DUB	CHF	510	543	(14)
CHF/USD	02/10/2012	BOA	CHF	279	297	(7)
CHF/USD	02/10/2012	SSB	CHF	102	108	(2)
CHF/USD	02/10/2012	SSB	CHF	169	180	(5)
CHF/USD	02/10/2012	SSB	CHF	61	64	—
EUR/USD	03/15/2012	DUB	EUR	396	513	(27)
EUR/USD	03/15/2012	BOA	EUR	255	331	(17)
EUR/USD	03/15/2012	SSB	EUR	242	313	(13)
EUR/USD	03/15/2012	DUB	EUR	1,031	1,336	(52)
EUR/USD	03/15/2012	DUB	EUR	568	736	(17)
EUR/USD	03/15/2012	BOA	EUR	1,486	1,925	(122)
EUR/USD	03/15/2012	HSB	EUR	309	400	(18)
EUR/USD	03/15/2012	BCL	EUR	309	400	(19)
EUR/USD	03/15/2012	BCL	EUR	990	1,282	(55)
EUR/USD	03/15/2012	DUB	EUR	985	1,276	(5)
EUR/USD	03/15/2012	SSB	EUR	595	770	1
GBP/USD	02/21/2012	BCL	GBP	593	921	(6)
JPY/USD	01/20/2012	BOA	JPY	5,388	70	—
JPY/USD	01/20/2012	DUB	JPY	2,284	30	—
JPY/USD	01/20/2012	BOA	JPY	2,418	31	—
USD/AUD	02/23/2012	BOA	AUD	(2,355)	(2,395)	14
USD/AUD	02/23/2012	DUB	AUD	(63)	(64)	(3)
USD/AUD	02/23/2012	BCL	AUD	(157)	(160)	(8)
USD/CHF	02/10/2012	DUB	CHF	(43)	(46)	1
USD/CHF	02/10/2012	DUB	CHF	(32)	(34)	1
USD/CHF	02/10/2012	BCL	CHF	(71)	(76)	3

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/CHF	02/10/2012	BCL	CHF	(134)	(143)	8
USD/CHF	02/10/2012	BOA	CHF	(159)	(169)	16
USD/CHF	02/10/2012	DUB	CHF	(43)	(46)	1
USD/CHF	02/10/2012	BOA	CHF	(43)	(45)	1
USD/CHF	02/10/2012	SSB	CHF	(179)	(191)	1
USD/CHF	02/10/2012	BOA	CHF	(86)	(92)	1
USD/CHF	02/10/2012	DUB	CHF	(3,505)	(3,735)	880
USD/CHF	02/10/2012	BCL	CHF	(3,395)	(3,616)	861
USD/CHF	02/10/2012	DUB	CHF	(423)	(451)	90
USD/CHF	02/10/2012	DUB	CHF	(42)	(45)	8
USD/CHF	02/10/2012	BCL	CHF	(21)	(22)	4
USD/CHF	02/10/2012	BCL	CHF	(84)	(89)	16
USD/EUR	03/15/2012	DUB	EUR	(1,830)	(2,370)	89
USD/EUR	03/15/2012	DUB	EUR	(234)	(303)	19
USD/EUR	03/15/2012	DUB	EUR	(1,316)	(1,704)	111
USD/EUR	03/15/2012	HSB	EUR	(551)	(714)	49
USD/EUR	03/15/2012	DUB	EUR	(810)	(1,049)	101
USD/EUR	03/15/2012	HSB	EUR	(141)	(183)	8
USD/EUR	03/15/2012	DUB	EUR	(975)	(1,262)	48
USD/EUR	03/15/2012	SSB	EUR	(975)	(1,262)	49
USD/EUR	03/15/2012	BCL	EUR	(141)	(183)	8
USD/EUR	03/15/2012	BOA	EUR	(102)	(132)	5
USD/EUR	03/15/2012	BCL	EUR	(204)	(264)	10
USD/EUR	03/15/2012	DUB	EUR	(323)	(418)	15
USD/EUR	03/15/2012	BOA	EUR	(161)	(209)	7
USD/EUR	03/15/2012	BCL	EUR	(81)	(105)	4
USD/EUR	03/15/2012	SSB	EUR	(260)	(337)	3
USD/EUR	03/15/2012	DUB	EUR	(55)	(71)	1
USD/EUR	03/15/2012	SSB	EUR	(260)	(337)	3
USD/EUR	03/15/2012	BOA	EUR	(65)	(84)	1
USD/EUR	03/15/2012	BOA	EUR	(24,986)	(32,358)	1,823
USD/EUR	03/15/2012	DUB	EUR	(440)	(570)	40
USD/EUR	03/15/2012	BCL	EUR	(440)	(570)	40
USD/EUR	03/15/2012	BCL	EUR	(237)	(307)	16
USD/GBP	02/21/2012	BOA	GBP	(29,370)	(45,591)	726
USD/GBP	02/21/2012	DUB	GBP	(1,097)	(1,703)	18
USD/GBP	02/21/2012	SSB	GBP	(517)	(802)	(1)
USD/GBP	02/21/2012	BOA	GBP	(214)	(332)	2
USD/JPY	01/20/2012	DUB	JPY	(79,897)	(1,038)	4
USD/JPY	01/20/2012	HSB	JPY	(3,400)	(44)	—
USD/NOK	06/19/2012	DUB	NOK	(2,594)	(431)	(1)
USD/NOK	06/19/2012	SSB	NOK	(150)	(25)	—

				$(87,384)		$ 4,376

JNL/JPMorgan International Value Fund
AUD/JPY	02/29/2012	WBC	JPY	(240,481)	$(3,127)	$ (30)
AUD/JPY	02/29/2012	UBS	JPY	(89,825)	(1,168)	(6)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)
AUD/USD	02/29/2012	WBC	AUD	45,381	46,116	1,749
CHF/USD	02/29/2012	WBC	CHF	12,107	12,903	(401)
EUR/AUD	02/29/2012	BCL	AUD	(1,869)	(1,899)	(63)
EUR/AUD	02/29/2012	CSI	AUD	(1,150)	(1,169)	(34)
EUR/GBP	02/29/2012	UBS	GBP	(742)	(1,152)	(1)
EUR/USD	02/29/2012	WBC	EUR	1,206	1,561	(77)
EUR/USD	02/29/2012	BNP	EUR	3,092	4,004	(141)
EUR/USD	02/29/2012	RBS	EUR	2,708	3,507	(95)
EUR/USD	02/29/2012	BCL	EUR	898	1,163	(1)
GBP/AUD	02/29/2012	UBS	AUD	(1,640)	(1,666)	(43)
GBP/EUR	02/29/2012	CSI	EUR	(3,304)	(4,278)	131
GBP/JPY	02/29/2012	MSC	JPY	(253,703)	(3,299)	(67)
GBP/USD	02/29/2012	UBS	GBP	567	880	(4)
HKD/EUR	02/29/2012	BCL	EUR	(912)	(1,181)	13
HKD/USD	02/29/2012	SSB	HKD	50,963	6,563	17
JPY/USD	02/29/2012	WBC	JPY	137,974	1,794	11
JPY/USD	02/29/2012	UBS	JPY	156,928	2,041	11
NOK/USD	02/29/2012	DUB	NOK	6,644	1,109	(36)
SEK/USD	02/29/2012	WBC	SEK	14,185	2,055	39
SGD/AUD	02/29/2012	UBS	AUD	(1,209)	(1,229)	(38)
SGD/NZD	02/29/2012	UBS	NZD	(1,516)	(1,176)	(36)
SGD/USD	02/29/2012	DUB	SGD	10,117	7,799	18
USD/AUD	02/29/2012	WBC	AUD	(2,278)	(2,315)	(100)
USD/AUD	02/29/2012	WBC	AUD	(2,269)	(2,306)	(125)
USD/CAD	02/29/2012	WBC	CAD	(3,506)	(3,437)	(63)
USD/CHF	02/29/2012	MSC	CHF	(937)	(999)	20
USD/EUR	02/29/2012	SSB	EUR	(4,025)	(5,212)	245
USD/EUR	02/29/2012	UBS	EUR	(1,215)	(1,573)	47
USD/EUR	02/29/2012	SSB	EUR	(3,060)	(3,962)	32
USD/GBP	02/29/2012	SSB	GBP	(27,289)	(42,358)	295
USD/GBP	02/29/2012	BCL	GBP	(698)	(1,084)	(3)
USD/GBP	02/29/2012	CSI	GBP	(1,859)	(2,886)	29
USD/GBP	02/29/2012	RBS	GBP	(1,969)	(3,056)	31
USD/JPY	02/29/2012	HSB	JPY	(415,785)	(5,407)	16
USD/JPY	02/29/2012	BCL	JPY	(83,224)	(1,082)	(1)
USD/JPY	02/29/2012	BCL	JPY	(178,842)	(2,326)	(26)
USD/NZD	02/29/2012	DUB	NZD	(2,597)	(2,014)	(83)
USD/SEK	02/29/2012	DUB	SEK	(5,471)	(793)	9
USD/SEK	02/29/2012	BCL	SEK	(16,595)	$ (2,405)	$ (26)

					$(13,064)	$1,213

JNL/Mellon Capital Management International Index Fund
AUD/USD	03/21/2012	BOA	AUD	1,279	$1,297	$17
AUD/USD	03/21/2012	CCI	AUD	104	106	3
AUD/USD	03/21/2012	CSI	AUD	103	104	3
AUD/USD	03/21/2012	CSI	AUD	103	105	3
AUD/USD	03/21/2012	JPM	AUD	202	205	4
AUD/USD	03/21/2012	CSI	AUD	101	102	2
AUD/USD	03/21/2012	CCI	AUD	103	105	1
AUD/USD	03/21/2012	CCI	AUD	310	314	1
AUD/USD	03/21/2012	CSI	AUD	102	103	2
EUR/USD	03/21/2012	JPM	EUR	614	796	(10)
EUR/USD	03/21/2012	CSI	EUR	45	58	(1)
EUR/USD	03/21/2012	CCI	EUR	68	88	(1)
EUR/USD	03/21/2012	CCI	EUR	707	916	(9)
EUR/USD	03/21/2012	CCI	EUR	320	415	(3)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management International Index Fund (continued)
EUR/USD	03/21/2012	CSI	EUR	496	642	2
EUR/USD	03/21/2012	BCL	EUR	3,140	4,066	(85)
EUR/USD	03/21/2012	CCI	EUR	157	204	(1)
EUR/USD	03/21/2012	CSI	EUR	154	200	(2)
EUR/USD	03/21/2012	CSI	EUR	133	173	(1)
EUR/USD	03/21/2012	CSI	EUR	307	398	(2)
GBP/USD	03/21/2012	CCI	GBP	1,960	3,042	2
GBP/USD	03/21/2012	CCI	GBP	109	169	1
GBP/USD	03/21/2012	CSI	GBP	53	83	—
GBP/USD	03/21/2012	CSI	GBP	161	250	—
GBP/USD	03/21/2012	CSI	GBP	161	250	—
GBP/USD	03/21/2012	JPM	GBP	426	661	(7)
GBP/USD	03/21/2012	CCI	GBP	54	84	(1)
GBP/USD	03/21/2012	CCI	GBP	712	1,105	(2)
GBP/USD	03/21/2012	CSI	GBP	329	510	3
JPY/USD	03/21/2012	JPM	JPY	214,659	2,793	25
JPY/USD	03/21/2012	CCI	JPY	29,580	385	5
JPY/USD	03/21/2012	CSI	JPY	7,365	96	1
JPY/USD	03/21/2012	CSI	JPY	14,460	188	2
JPY/USD	03/21/2012	CSI	JPY	21,645	282	3
JPY/USD	03/21/2012	JPM	JPY	42,930	559	6
JPY/USD	03/21/2012	CCI	JPY	28,780	374	5
JPY/USD	03/21/2012	CCI	JPY	43,410	565	6
JPY/USD	03/21/2012	CCI	JPY	28,960	377	3
JPY/USD	03/21/2012	CSI	JPY	14,400	187	2
USD/AUD	03/21/2012	CCI	AUD	(405)	(411)	(6)
USD/EUR	03/21/2012	CCI	EUR	(929)	(1,203)	23
USD/EUR	03/21/2012	CCI	EUR	(195)	(253)	3
USD/EUR	03/21/2012	CSI	EUR	(91)	(118)	—
USD/GBP	03/21/2012	CCI	GBP	(70)	(109)	—
USD/GBP	03/21/2012	CCI	GBP	(648)	(1,006)	3
USD/GBP	03/21/2012	CSI	GBP	(110)	(171)	—
USD/JPY	03/21/2012	CCI	JPY	(73,001)	(950)	(10)
USD/JPY	03/21/2012	CCI	JPY	(7,425)	(97)	(1)
USD/JPY	03/21/2012	CSI	JPY	(7,215)	(94)	—

					$17,945	$(11)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	3-Month LIBOR	Paying	1.56%	09/23/2015	3,682	$3
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013	15	—
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013	8	—
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016	79	(1)
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016	50	—
STA	3-Month LIBOR	Paying	1.63%	09/12/2015	3,495	7
STA	3-Month LIBOR	Paying	1.57%	09/15/2015	3,420	4
UBS	3-Month LIBOR	Paying	1.64%	09/12/2015	7,000	13

						$26

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Schedule of Cross-Currency Swap Agreements

Counterparty	Receive	Pay	Expiration Date	USD Notional Amount Delivered	IDR Notional Amount Received	Unrealized (Depreciation)
JNL/BlackRock Global Allocation Fund
CSI	Fixed rate of 8.25% based on the notional amount of the currency received	Floating rate equal to 6-Month USD LIBOR based on the notional amount of currency delivered	06/03/2018	169,813	1,449,870	$(15)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BNP	* MSCI Daily TR Net Emerging Markets Index	3-Month LIBOR 0.38%	01/11/2012		$78	$51
CIT	HSCEI Dividend Point Index	N/A	01/14/2013	HKD	3	(8)
CIT	Nikkei Dividend Index	N/A	03/29/2013	JPY	50	5
CIT	Nikkei Dividend Index	N/A	03/31/2014	JPY	80	5

						$53

1 Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

	Options Contracts		Futures Contracts		Securities	Swap Agreements		Total Pledged or
	Segregated Cash	Pledged Securities	Pledged Cash	Pledged or Segregated Securities	Sold Short Segregated Securities	Pledged Cash	Segregated Securities	Segregated Cash and Securities
JNL/BlackRock Global Allocation Fund	$1,495	$-	$1,238	$-	$-	$-	$-	$2,733
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	-	57,818	-	-	57,818
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	2,885	-	-	-	2,885
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	-	-	1,520	-	-	-	1,520
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	1,290	-	-	-	1,290
JNL/Mellon Capital Management International Index Fund	-	-	-	1,505	-	-	-	1,505
JNL/Mellon Capital Management Emerging Markets Index Fund	-	-	-	115	-	-	-	115

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging” - The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure. The derivative instruments outstanding as of December 31, 2011, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2011, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/BlackRock Global Allocation Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Investments - unaffiliated, at value*	$–	$768	$–	$–	$768
Variation margin	–	66	–	–	66
Forward foreign currency contracts	–	–	272	–	272
Unrealized appreciation on swap agreements	–	61	–	27	88
Swap premiums paid	–	(5)	16	–	11
	$–	$890	$288	$27	$1,205
Liabilities:
Variation margin	$–	$15	$–	$–	$15
Options written, at value	–	1,312	–	2	1,314
Forward foreign currency contracts	–	–	164	–	164
Unrealized depreciation on swap agreements	–	8	15	1	24
Swap premiums received	–	–	–	4	4
	$–	$1,335	$179	$7	$1,521
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Unaffiliated investments*	$–	$(1,234)	$(7)	$–	$(1,241)
Swap agreements	(15)	–	6	(68)	(77)
Foreign currency related items	–	–	(964)	–	(964)
Futures contracts	–	282	–	–	282
Written option contracts	–	280	9	–	289
	$(15)	$(672)	$(956)	$(68)	$(1,711)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$–	$(409)	$–	$–	$(409)
Swap agreements	–	53	(15)	26	64
Foreign currency related items	–	–	108	–	108
Futures contracts	–	53	–	–	53
Written option contracts	–	322	–	3	325
	$–	$19	$93	$29	$141

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Franklin Templeton Mutual Shares Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$5,150	$–	$5,150

	$–	$–	$5,150	$–	$5,150
Liabilities:
Options written, at value	$–	$45	$–	$–	$45
Forward foreign currency contracts	–	–	774	–	774

	$–	$45	$774	$–	$819
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$(7,052)	$–	$(7,052)
Written option contracts	–	25	–	–	25

	$–	$25	$(7,052)	$–	$(7,027)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$6,121	$–	$6,121
Written option contracts	–	(13)	–	–	(13)

	$–	$(13)	$6,121	$–	$6,108

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$2,772	$–	$2,772

	$–	$–	$2,772	$–	$2,772

Liabilities:
Forward foreign currency contracts	$–	$–	$1,559	$–	$1,559

	$–	$–	$1,559	$–	$1,559

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total
JNL/JPMorgan International Value Fund (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$7,173	$–	$7,173
Futures contracts	–	558	–	–	558

	$–	$558	$7,173	$–	$7,731
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(3,049)	$–	$(3,049)
Futures contracts	–	–	–	–	–

	$–	$–	$(3,049)	$–	$(3,049)
JNL/Mellon Capital Management International Index Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2011:
Assets:
Variation margin	$–	$187	$–	$–	$187
Forward foreign currency contracts	–	–	131	–	131

	$–	$187	$131	$–	$318
Liabilities:
Variation margin	$–	$10	$–	$–	$10
Forward foreign currency contracts	–	–	142	–	142

	$–	$10	$142	$–	$152
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$(18)	$–	$(18)
Futures contracts	–	(382)	–	–	(382)

	$–	$(382)	$(18)	$–	$(400)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(480)	$–	$(480)
Futures contracts	–	412	–	–	412

	$–	$412	$(480)	$–	$(68)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2011

*

Purchased options market value is reflected in Investments - unaffiliated, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on Unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively in the Statements of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedule of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Mutual Shares Fund
Argentina	–%	0.1%	–%	–%	–%	–%
Australia	1.5	2.7	3.1	–	0.2	–
Austria	–	–	–	0.4	–	–
Belarus	–	–	–	–	–	–
Belgium	–	–	–	–	–	–
Bermuda	0.4	0.2	0.6	–	–	–
Brazil	1.5	4.1	1.1	0.7	–	–
Canada	15.1	3.5	3.9	–	0.2	0.4
Chile	–	0.1	–	–	–	–
China	–	0.9	1.4	0.4	–	–
Colombia	–	–	–	–	–	–
Croatia	–	–	–	–	–	–
Denmark	–	–	0.7	0.1	–	1.1
Egypt	–	0.1	–	–	–	–
Finland	–	–	0.7	–	–	–
France	2.0	1.6	4.0	8.6	0.1	2.3
Germany	–	4.9	2.0	5.0	–	3.4
Ghana	–	–	–	–	1.9	–
Greece	–	–	–	–	–	–
Hong Kong	0.9	2.1	3.8	2.5	–	–
Hungary	–	–	–	–	13.0	–
Iceland	–	–	–	–	2.2	–
India	–	0.9	0.2	0.4	–	–
Indonesia	–	0.2	–	–	–	–
Ireland	–	0.5	0.4	3.2	5.4	–
Israel	–	0.3	–	–	5.3	0.6
Italy	0.9	0.5	–	2.4	0.2	–
Japan	–	7.8	6.9	4.9	–	0.4
Kazakhstan	–	0.1	–	–	–	–
Latvia	–	–	–	–	1.1	–
Lithuania	–	–	–	–	1.1	–
Luxembourg	–	0.2	–	–	0.3	–
Malaysia	–	1.3	0.3	–	14.6	–
Mexico	–	0.4	0.2	–	6.6	–
Netherlands	–	0.8	3.8	6.9	–	2.3
New Zealand	–	–	–	–	–	–
Norway	–	0.3	0.5	0.8	–	0.1
Philippines	–	0.1	–	–	2.8	–
Poland	–	0.1	–	–	9.1	–
Russian Federation	–	0.8	1.0	0.8	2.2	–
Serbia & Montenegro	–	–	–	–	2.3	–
Singapore	–	2.1	0.8	2.0	1.1	–
South Africa	–	0.1	0.5	–	1.1	–
South Korea	–	1.3	3.1	2.6	13.6	0.2
Spain	–	0.3	–	0.6	0.2	–
Sweden	–	0.1	1.7	0.7	–	–
Switzerland	1.0	1.5	5.6	8.0	–	3.7
Taiwan	–	0.7	0.8	1.1	–	–
Thailand	–	0.3	–	–	–	–
Turkey	–	0.3	–	0.8	–	–
Ukraine	–	–	–	–	3.4	–
United Arab Emirates	–	0.5	–	–	–	–
United Kingdom	0.9	6.0	12.1	12.1	2.9	10.2
United States	75.8	52.2	40.8	35.0	9.1	75.3
Venezuela	–	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedule of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Leaders Fund
Argentina	–%	–%	–%	1.5%	–%
Australia	8.5	6.3	2.2	–	1.9
Austria	0.3	–	0.2	–	–
Belgium	–	2.1	0.9	–	–
Bermuda	–	–	–	–	0.3
Brazil	–	2.7	–	21.6	1.8
Canada	5.3	6.4	0.8	1.6	1.7
Cayman Islands	–	–	–	–	–
China	0.5	1.3	1.1	1.9	1.1
Colombia	–	–	–	0.1	–
Cyprus	–	–	–	0.1	–
Denmark	–	1.6	–	–	–
Egypt	–	–	–	2.5	–
Finland	0.5	–	1.2	–	1.7
France	3.8	6.8	9.9	0.6	2.6
Germany	0.9	6.4	9.7	–	5.8
Hong Kong	11.7	2.5	3.0	1.8	0.5
Hungary	–	–	–	1.1	–
India	–	0.9	–	4.7	0.4
Indonesia	–	–	–	6.6	–
Ireland	–	–	–	–	–
Israel	–	1.9	0.8	–	–
Italy	0.1	–	1.4	–	0.6
Japan	8.6	10.0	22.2	–	14.7
Jersey	–	–	–	–	–
Luxembourg	–	–	–	0.6	–
Macau	–	–	–	–	–
Malaysia	–	–	–	0.7	–
Mexico	–	3.7	–	5.3	–
Netherlands	0.7	4.5	9.9	–	–
New Zealand	–	–	0.7	–	–
Norway	0.1	–	0.8	–	–
Pakistan	–	–	–	1.4	–
Philippines	–	–	–	2.4	–
Qatar	–	–	–	–	–
Russian Federation	–	1.0	–	7.5	0.7
Singapore	3.7	2.6	–	–	0.9
South Africa	–	–	0.7	11.3	–
South Korea	–	2.7	2.6	13.7	–
Spain	–	0.6	3.0	–	1.4
Sweden	0.9	3.3	2.9	–	–
Switzerland	1.4	8.8	4.3	–	2.8
Taiwan	–	1.5	0.8	4.6	–
Thailand	–	–	–	3.5	1.4
Turkey	–	0.7	–	4.9	–
United Arab Emirates	–	–	–	–	–
United Kingdom	5.0	21.4	20.9	–	4.3
United States	48.0	0.3	–	–	55.4
Venezuela	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedule of Investments

December 31, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund
Argentina	–%	–%	0.2%	–%
Australia	8.6	–	–	–
Austria	0.2	–	–	–
Belgium	0.9	–	–	–
Brazil	–	14.6	4.1	–
Canada	–	–	–	–
Cayman Islands	–	–	–	–
Chile	–	1.8	–	–
China	–	10.3	–	13.7
Colombia	–	1.0	–	–
Czech Republic	–	0.3	–	–
Denmark	1.0	–	0.6	–
Egypt	–	0.3	–	–
European Union	–	–	–	–
Finland	0.8	–	0.7	–
France	8.7	–	5.8	–
Germany	7.8	–	9.7	–
Greece	0.1	–	–	–
Guernsey	0.1	–	–	–
Hong Kong	2.8	7.2	–	23.7
Hungary	–	0.3	–	–
India	–	6.1	2.0	10.2
Indonesia	–	2.9	–	3.8
Ireland	0.3	–	0.6	–
Israel	0.6	–	–	–
Italy	2.2	–	1.5	–
Japan	21.6	–	9.6	–
Jersey	0.1	–	–	–
Luxembourg	0.4	–	–	–
Macau	0.1	–	–	–
Malaysia	–	3.5	–	4.0
Mexico	–	4.6	3.5	–
Morocco	–	0.2	–	–
Netherlands	5.2	–	2.7	–
New Zealand	0.1	–	–	–
Norway	0.9	–	–	–
Peru	–	0.5	–	–
Philippines	–	0.7	–	0.5
Poland	–	1.3	–	–
Portugal	0.2	–	–	–
Russian Federation	–	6.2	–	–
Singapore	1.7	–	–	5.9
South Africa	–	7.7	–	–
South Korea	–	14.7	0.6	21.3
Spain	3.3	–	2.8	–
Sweden	3.0	–	6.7	–
Switzerland	8.7	–	4.8	–
Taiwan	–	10.7	1.3	14.0
Thailand	–	1.9	–	2.9
Turkey	–	1.2	–	–
United Kingdom	20.6	–	2.0	–
United States	–	2.0	40.8	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedule of Investments

December 31, 2011

See accompanying Notes to the Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of JNL/BlackRock Commodity Securities Fund, JNL BlackRock Global Allocation Fund (consolidated), JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian U.S. Growth Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Franklin Templeton Global Growth Fund, JNL Franklin/Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, and JNL/WMC Value Fund (the “Funds”) as of and for the year ended December 31, 2011, and have issued our unqualified report thereon dated February 28, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

February 28, 2012

Chicago, Illinois

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 9, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 9, 2012

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.